UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number            811-08090

                             Lincoln Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

1300 South Clinton Street

                             Fort Wayne, Indiana 46802

(Address of principal executive offices) (Zip code)

Jill R. Whitelaw, Esq.

Lincoln Financial Group

150 North Radnor Chester Road

                                 Radnor, Pennsylvania 19087

(Name and address of agent for service)

Copies of all communications to:

Robert A. Robertson, Esq.

Dechert LLP

2010 Main Street

Suite 500

Irvine, CA 92614

Registrant’s telephone number, including area code:  (260) 455-3404

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

LVIP American Allocation Funds

LVIP American Balanced Allocation Fund

LVIP American Growth Allocation Fund

LVIP American Income Allocation Fund

each a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2016

LVIP American Allocation Funds

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Funds’ proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at ;http://www.sec.gov.

LVIP American Allocation Funds

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2016 to June 30, 2016

Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). The Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of a Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect fee waivers in effect.

LVIP American Balanced Allocation Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*
Actual
Standard Class Shares	$1,000.00	$1,038.10	0.23%	$1.17
Service Class Shares	1,000.00	1,036.30	0.58%	2.94
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.72	0.23%	$1.16
Service Class Shares	1,000.00	1,021.98	0.58%	2.92

LVIP American Growth Allocation Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*
Actual
Standard Class Shares	$1,000.00	$1,030.20	0.23%	$1.16
Service Class Shares	1,000.00	1,028.40	0.58%	2.93
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.72	0.23%	$1.16
Service Class Shares	1,000.00	1,021.98	0.58%	2.92

LVIP American Income Allocation Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*
Actual
Standard Class Shares	$1,000.00	$1,048.20	0.25%	$1.27
Service Class Shares	1,000.00	1,046.40	0.60%	3.05
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.62	0.25%	$1.26
Service Class Shares	1,000.00	1,021.88	0.60%	3.02

*	“Expenses Paid During Period” are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP American Allocation Funds–1

LVIP American Allocation Funds

Disclosure

OF FUND EXPENSES (continued)

Each Fund operates under a fund of funds structure. Each Fund invests a significant portion of its assets in other investment companies (“Underlying Funds”). In addition to the Funds’ expenses reflected on page 4, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table on page 4 does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP American Allocation Funds–2

LVIP American Allocation Funds

Security Type/Sector Allocations (unaudited)

As of June 30, 2016

LVIP American Balanced Allocation Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Company	3.02%
Fixed Income Fund	3.02%
Unaffiliated Investment Companies	97.06%
Asset Allocation Fund	18.18%
Equity Funds	24.91%
Fixed Income Funds	31.40%
International Equity Funds	20.52%
International Fixed Income Fund	2.02%
Money Market Fund	0.03%
Total Value of Securities	100.08%
Liabilities Net of Receivables and Other Assets	(0.08%)
Total Net Assets	100.00%

LVIP American Growth Allocation Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Company	3.04%
Fixed Income Fund	3.04%
Unaffiliated Investment Companies	97.00%
Asset Allocation Fund	15.20%
Equity Funds	26.03%
Fixed Income Funds	23.38%
International Equity Funds	32.39%
Total Value of Securities	100.04%
Liabilities Net of Receivables and Other Assets	(0.04%)
Total Net Assets	100.00%

LVIP American Income Allocation Fund

Security Type/Sector	Percentage of Net Assets
Unaffiliated Investment Companies	100.11%
Asset Allocation Fund	18.07%
Equity Funds	17.83%
Fixed Income Funds	54.37%
International Equity Funds	7.76%
International Fixed Income Fund	2.01%
Money Market Fund	0.07%
Total Value of Securities	100.11%
Liabilities Net of Receivables and Other Assets	(0.11%)
Total Net Assets	100.00%

LVIP American Allocation Funds–3

LVIP American Balanced Allocation Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–3.02%
Fixed Income Fund–3.02%
✢American Funds Insurance Series®–
Mortgage Bond Fund	2,332,282	$25,141,999

		25,141,999

Total Affiliated Investment Company (Cost $23,913,114)		25,141,999

UNAFFILIATED INVESTMENT COMPANIES–97.06%
Asset Allocation Fund–18.18%
²American Funds®–
Capital Income Builder	2,567,949	150,969,705

		150,969,705

Equity Funds–24.91%
²American Funds®–
AMCAP Fund	1,550,413	40,698,332
American Mutual Fund	1,617,776	58,822,353
✢American Funds Insurance Series®–
Blue Chip Income & Growth Fund	3,288,273	41,826,835
Growth Fund	522,839	32,646,084
Growth-Income Fund	791,145	32,879,979

		206,873,583

Fixed Income Funds–31.40%
²American Funds®–
Intermediate Bond Fund of America	1,839,351	25,199,105

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✢American Funds Insurance Series®–
Bond Fund	19,546,696	$218,922,991
High-Income Bond Fund	1,688,757	16,701,803

		260,823,899

International Equity Funds–20.52%
²American Funds®–
EuroPacific Growth Fund	365,787	16,142,196
✢American Funds Insurance Series®–
Global Growth & Income Fund	1,312,709	16,461,367
Global Growth Fund	689,501	16,030,887
Global Small Capitalization Fund	1,672,211	31,939,230
International Fund	4,492,616	73,094,869
New World Fund	870,537	16,801,365

		170,469,914

International Fixed Income Fund–2.02%
✢American Funds Insurance Series®–
Global Bond Fund	1,414,322	16,788,000

		16,788,000

Money Market Fund–0.03%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	287,395	287,395

		287,395

Total Unaffiliated Investment Companies (Cost $767,580,236)		806,212,496

TOTAL VALUE OF SECURITIES–100.08% (Cost $791,493,350)	831,354,495
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(705,135)

NET ASSETS APPLICABLE TO 67,407,679 SHARES OUTSTANDING–100.00%	$830,649,360

²	Class R-6 shares.

✢	Class 1 shares.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–4

LVIP American Growth Allocation Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–3.04%
Fixed Income Fund–3.04%
✢American Funds Insurance Series®–
Mortgage Bond Fund	2,357,793	$25,417,012

		25,417,012

Total Affiliated Investment Company (Cost $24,532,886)		25,417,012

UNAFFILIATED INVESTMENT COMPANIES–97.00%
Asset Allocation Fund–15.20%
²American Funds®–
Capital Income Builder	2,163,620	127,199,208

		127,199,208

Equity Funds–26.03%
²American Funds®–
AMCAP Fund	1,567,641	41,150,586
American Mutual Fund	1,868,870	67,952,129
✢American Funds Insurance Series®–
Blue Chip Income & Growth Fund	3,996,530	50,835,864
Growth Fund	393,957	24,598,690
Growth-Income Fund	799,928	33,245,005

		217,782,274

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
Fixed Income Funds–23.38%
²American Funds®–
Intermediate Bond Fund of America	1,240,160	$16,990,194
✢American Funds Insurance Series®–
Bond Fund	14,439,945	161,727,388
High-Income Bond Fund	1,707,302	16,885,216

		195,602,798

International Equity Funds–32.39%
²American Funds®–
EuroPacific Growth Fund	924,676	40,805,938
✢American Funds Insurance Series®–
Global Growth & Income Fund	1,990,839	24,965,124
Global Growth Fund	1,056,191	24,556,447
Global Small Capitalization Fund	2,115,725	40,410,346
International Fund	7,072,175	115,064,282
New World Fund	1,304,907	25,184,697

		270,986,834

Total Unaffiliated Investment Companies (Cost $778,100,323)		811,571,114

TOTAL VALUE OF SECURITIES–100.04% (Cost $802,633,209)	836,988,126
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(356,124)

NET ASSETS APPLICABLE TO 66,341,660 SHARES OUTSTANDING–100.00%	$836,632,002

²	Class R-6 shares.

✢	Class 1 shares.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–5

LVIP American Income Allocation Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–100.11%
Asset Allocation Fund–18.07%
²American Funds®–
Capital Income Builder	595,715	$35,022,089

		35,022,089

Equity Funds–17.83%
²American Funds®–
AMCAP Fund	287,738	7,553,119
American Mutual Fund	321,452	11,687,990
✢American Funds Insurance Series®–
Blue Chip Income & Growth Fund	457,683	5,821,730
Growth Fund	91,319	5,701,973
Growth-Income Fund	91,203	3,790,377

		34,555,189

Fixed Income Funds–54.37%
²American Funds®–
Intermediate Bond Fund of America	853,227	11,689,209
✢American Funds Insurance Series®–
Bond Fund	6,627,308	74,225,851
High-Income Bond Fund	587,658	5,811,936
Mortgage Bond Fund	721,406	7,776,752
U.S. Government/AAA-Rated Securities Fund	466,888	5,850,109

		105,353,857

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds–7.76%
✢American Funds Insurance Series®–
Global Growth Fund	161,559	$3,756,254
Global Small Capitalization Fund	194,906	3,722,707
International Fund	464,269	7,553,650

		15,032,611

International Fixed Income Fund–2.01%
✢American Funds Insurance Series®–
Global Bond Fund	328,093	3,894,467

		3,894,467

Money Market Fund–0.07%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	126,179	126,179

		126,179

Total Unaffiliated Investment Companies (Cost $186,529,715)		193,984,392

TOTAL VALUE OF SECURITIES–100.11% (Cost $186,529,715)	193,984,392
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.11%)	(213,503)

NET ASSETS APPLICABLE TO 16,766,385 SHARES OUTSTANDING–100.00%	$193,770,889

² Class R-6 shares.

✢ Class 1 shares.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–6

LVIP American Allocation Funds

Statements of Assets and Liabilities

June 30, 2016 (unaudited)

	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
ASSETS:
Investments in affiliated investment companies, at value	$25,141,999	$25,417,012	$—
Investments in unaffiliated investment companies, at value	806,212,496	811,571,114	193,984,392

Total investments, at value	831,354,495	836,988,126	193,984,392
Receivables for fund shares sold	192,512	130,983	96,495
Dividends receivable from investment companies	49,688	36,545	21,981
Cash	16	—	3
Receivables for investment companies shares sold	—	403,295	—

TOTAL ASSETS	831,596,711	837,558,949	194,102,871

LIABILITIES:
Due to manager and affiliates	363,776	371,860	84,550
Payables for investment companies shares purchased	337,071	28,306	148,149
Payables for fund shares redeemed	228,089	97,505	82,856
Other accrued expenses payable	18,415	17,756	16,427
Cash overdraft	—	411,520	—

TOTAL LIABILITIES	947,351	926,947	331,982

TOTAL NET ASSETS	$830,649,360	$836,632,002	$193,770,889

Investments in affiliated investment companies, at cost	$23,913,114	$24,532,886	$—
Investments in unaffiliated investment companies, at cost	767,580,236	778,100,323	186,529,715

Total investments, at cost	$791,493,350	$802,633,209	$186,529,715

Standard Class:
Net Assets	$32,609,205	$14,995,660	$7,708,338
Shares Outstanding	2,641,258	1,186,850	665,684
Net Asset Value Per Share	$12.346	$12.635	$11.580

Service Class:
Net Assets	$798,040,155	$821,636,342	$186,062,551
Shares Outstanding	64,766,421	65,154,810	16,100,701
Net Asset Value Per Share	$12.322	$12.611	$11.556

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$742,246,172	$743,982,161	$178,667,892
Undistributed net investment income	3,488,920	2,901,029	940,143
Accumulated net realized gain on investments	45,053,123	55,393,895	6,708,177
Net unrealized appreciation of investments	39,861,145	34,354,917	7,454,677

TOTAL NET ASSETS	$830,649,360	$836,632,002	$193,770,889

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds––7

LVIP American Allocation Funds

Statements of Operations

Six Months Ended June 30, 2016 (unaudited)

	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
INVESTMENT INCOME:
Dividends from affiliated investment companies	$62,373	$63,038	$—
Dividends from unaffiliated investment companies	5,676,890	5,158,760	1,484,737

	5,739,263	5,221,798	1,484,737

EXPENSES:
Distribution expenses-Service Class	1,345,964	1,401,840	312,234
Management fees	999,536	1,018,722	232,137
Accounting and administration expenses	48,418	49,141	22,785
Professional fees	19,124	18,970	12,201
Reports and statements to shareholders	12,015	9,868	3,793
Trustees’ fees and expenses	10,552	10,789	2,434
Custodian fees	7,165	7,248	3,372
Consulting fees	1,992	1,997	880
Pricing fees	52	54	16
Other	5,432	5,884	1,169

	2,450,250	2,524,513	591,021
Less management fees waived	(199,907)	(203,744)	(46,427)

Total operating expenses	2,250,343	2,320,769	544,594

NET INVESTMENT INCOME	3,488,920	2,901,029	940,143

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Distributions from affiliated investment companies	254,111	256,823	—
Distributions from unaffiliated investment companies	25,005,795	30,744,655	3,637,385
Sale of investments in affiliated investment companies	29,190	37,520	—
Sale of investments in unaffiliated investment companies	(7,867,036)	(7,352,246)	(446,839)

Net realized gain	17,422,060	23,686,752	3,190,546

Net change in unrealized appreciation (depreciation) of:
Investments in affiliated investment companies	353,063	357,223	—
Investments in unaffiliated investment companies	7,473,041	(3,647,558)	4,473,865

Net change in unrealized appreciation (depreciation)	7,826,104	(3,290,335)	4,473,865

NET REALIZED AND UNREALIZED GAIN	25,248,164	20,396,417	7,664,411

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,737,084	$23,297,446	$8,604,554

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–8

LVIP American Allocation Funds

Statements of Changes in Net Assets

	LVIP American Balanced Allocation Fund		LVIP American Growth Allocation Fund		LVIP American Income Allocation Fund
	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,488,920	$12,765,818	$2,901,029	$12,771,305	$940,143	$3,106,600
Net realized gain	17,422,060	41,088,684	23,686,752	45,763,540	3,190,546	6,994,934
Net change in unrealized appreciation (depreciation)	7,826,104	(62,089,964)	(3,290,335)	(68,586,717)	4,473,865	(11,822,374)

Net increase (decrease) in net assets resulting from operations	28,737,084	(8,235,462)	23,297,446	(10,051,872)	8,604,554	(1,720,840)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(895,481)	—	(406,752)	—	(232,766)
Service Class	—	(20,426,594)	—	(21,036,229)	—	(4,995,935)
Net realized gain:
Standard Class	—	(986,738)	—	(633,093)	—	(233,384)
Service Class	—	(26,357,700)	—	(33,644,518)	—	(5,249,158)

	—	(48,666,513)	—	(55,720,592)	—	(10,711,243)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,496,717	5,885,735	1,792,450	2,135,749	813,141	1,936,101
Service Class	45,083,323	96,801,578	33,359,918	88,812,884	15,333,268	32,205,129
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,882,219	—	1,039,845	—	466,150
Service Class	—	46,784,294	—	54,680,747	—	10,245,093

	48,580,040	151,353,826	35,152,368	146,669,225	16,146,409	44,852,473

Cost of shares redeemed:
Standard Class	(2,257,216)	(6,390,843)	(1,119,893)	(3,871,217)	(813,445)	(2,891,513)
Service Class	(57,110,604)	(125,346,513)	(53,927,184)	(104,933,095)	(15,134,493)	(56,512,008)

	(59,367,820)	(131,737,356)	(55,047,077)	(108,804,312)	(15,947,938)	(59,403,521)

Increase (decrease) in net assets derived from capital share transactions	(10,787,780)	19,616,470	(19,894,709)	37,864,913	198,471	(14,551,048)

NET INCREASE (DECREASE) IN NET ASSETS	17,949,304	(37,285,505)	3,402,737	(27,907,551)	8,803,025	(26,983,131)
NET ASSETS:
Beginning of period	812,700,056	849,985,561	833,229,265	861,136,816	184,967,864	211,950,995

End of period	$830,649,360	$812,700,056	$836,632,002	$833,229,265	$193,770,889	$184,967,864

Undistributed net investment income	$3,488,920	$—	$2,901,029	$—	$940,143	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–9

LVIP American Balanced Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Balanced Allocation Fund Standard Class
	Six Months Ended 6/30/16[1] (unaudited)	12/31/15	12/31/14	Year Ended 12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$11.893	$12.768	$12.820	$11.416	$10.545	$10.659

Income (loss) from investment operations:
Net investment income[2]	0.072	0.237	0.279	0.246	0.270	0.336
Net realized and unrealized gain (loss)	0.381	(0.328)	0.453	1.463	0.947	(0.369)

Total from investment operations	0.453	(0.091)	0.732	1.709	1.217	(0.033)

Less dividends and distributions from:
Net investment income	—	(0.363)	(0.297)	(0.257)	(0.337)	(0.081)
Net realized gain	—	(0.421)	(0.487)	(0.048)	(0.009)	— [3]

Total dividends and distributions	—	(0.784)	(0.784)	(0.305)	(0.346)	(0.081)

Net asset value, end of period	$12.346	$11.893	$12.768	$12.820	$11.416	$10.545

Total return[4]	3.81%	(0.68% )	5.74%	14.98%	11.58%	(0.30% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$32,609	$30,201	$30,939	$29,314	$17,492	$10,124
Ratio of expenses to average net assets[5]	0.23%	0.22%	0.22%	0.22%	0.20%	0.23%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.28%	0.27%	0.27%	0.28%	0.28%	0.30%
Ratio of net investment income to average net assets	1.21%	1.85%	2.13%	2.01%	2.40%	3.15%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.16%	1.80%	2.08%	1.95%	2.32%	3.08%
Portfolio turnover	17%	25%	19%	49%	24%	33%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Net realized gain on investments distributions of $6 were made by the Fund’s Standard Class, which calculated to de minimus amounts of $0.000 per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–10

LVIP American Balanced Allocation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Balanced Allocation Fund Service Class
	Six Months Ended 6/30/16[1]	Year Ended
	(unaudited)	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$11.890	$12.765	$12.818	$11.416	$10.549	$10.644

Income (loss) from investment operations:
Net investment income[2]	0.051	0.192	0.233	0.202	0.231	0.298
Net realized and unrealized gain (loss)	0.381	(0.328)	0.452	1.462	0.945	(0.366)

Total from investment operations	0.432	(0.136)	0.685	1.664	1.176	(0.068)

Less dividends and distributions from:
Net investment income	—	(0.318)	(0.251)	(0.214)	(0.300)	(0.027)
Net realized gain	—	(0.421)	(0.487)	(0.048)	(0.009)	— [3]

Total dividends and distributions	—	(0.739)	(0.738)	(0.262)	(0.309)	(0.027)

Net asset value, end of period	$12.322	$11.890	$12.765	$12.818	$11.416	$10.549

Total return[4]	3.63%	(1.03% )	5.37%	14.59%	11.18%	(0.64% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$798,040	$782,499	$819,047	$778,627	$685,676	$459,835
Ratio of expenses to average net assets[5]	0.58%	0.57%	0.57%	0.57%	0.55%	0.58%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.63%	0.62%	0.62%	0.63%	0.63%	0.65%
Ratio of net investment income to average net assets	0.86%	1.50%	1.78%	1.66%	2.05%	2.80%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.81%	1.45%	1.73%	1.60%	1.97%	2.73%
Portfolio turnover	17%	25%	19%	49%	24%	33%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Net realized gain on investments distributions of $285 were made by the Fund’s Service Class, which calculated to de minimus amounts of $0.000 per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–11

LVIP American Growth Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Growth Allocation Fund Standard Class
	Six Months Ended 6/30/16[1]	Year Ended
	(unaudited)	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$12.265	$13.298	$13.297	$11.526	$10.485	$10.763

Income (loss) from investment operations:
Net investment income[2]	0.064	0.243	0.287	0.247	0.253	0.335
Net realized and unrealized gain (loss)	0.306	(0.369)	0.459	1.820	1.120	(0.536)

Total from investment operations	0.370	(0.126)	0.746	2.067	1.373	(0.201)

Less dividends and distributions from:
Net investment income	—	(0.370)	(0.303)	(0.247)	(0.327)	(0.077)
Net realized gain	—	(0.537)	(0.442)	(0.049)	(0.005)	— [3]

Total dividends and distributions	—	(0.907)	(0.745)	(0.296)	(0.332)	(0.077)

Net asset value, end of period	$12.635	$12.265	$13.298	$13.297	$11.526	$10.485

Total return[4]	3.02%	(0.89% )	5.63%	17.94%	13.15%	(1.87% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$14,996	$13,884	$15,753	$14,903	$10,649	$8,324
Ratio of expenses to average net assets[5]	0.23%	0.22%	0.22%	0.22%	0.21%	0.23%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.28%	0.27%	0.27%	0.28%	0.29%	0.30%
Ratio of net investment income to average net assets	1.06%	1.82%	2.11%	1.97%	2.25%	3.14%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.01%	1.77%	2.06%	1.91%	2.17%	3.07%
Portfolio turnover	17%	23%	19%	42%	18%	26%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Net realized gain on investments distributions of $4 were made by the Fund’s Standard Class, which calculated to de minimus amounts of $0.000 per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–12

LVIP American Growth Allocation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Growth Allocation Fund Service Class
	Six Months Ended 6/30/16[1]	Year Ended
	(unaudited)	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$12.263	$13.295	$13.295	$11.527	$10.490	$10.749

Income (loss) from investment operations:
Net investment income[2]	0.043	0.196	0.239	0.202	0.214	0.297
Net realized and unrealized gain (loss)	0.305	(0.368)	0.458	1.818	1.118	(0.534)

Total from investment operations	0.348	(0.172)	0.697	2.020	1.332	(0.237)

Less dividends and distributions from:
Net investment income	—	(0.323)	(0.255)	(0.203)	(0.290)	(0.022)
Net realized gain	—	(0.537)	(0.442)	(0.049)	(0.005)	— [3]

Total dividends and distributions	—	(0.860)	(0.697)	(0.252)	(0.295)	(0.022)

Net asset value, end of period	$12.611	$12.263	$13.295	$13.295	$11.527	$10.490

Total return[4]	2.84%	(1.23% )	5.26%	17.53%	12.74%	(2.20% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$821,636	$819,345	$845,384	$783,260	$642,165	$450,352
Ratio of expenses to average net assets[5]	0.58%	0.57%	0.57%	0.57%	0.56%	0.58%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.63%	0.62%	0.62%	0.63%	0.64%	0.65%
Ratio of net investment income to average net assets	0.71%	1.47%	1.76%	1.62%	1.90%	2.79%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.66%	1.42%	1.71%	1.56%	1.82%	2.72%
Portfolio turnover	17%	23%	19%	42%	18%	26%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Net realized gain on investments distributions of $305 were made by the Fund’s Service Class, which calculated to de minimus amounts of $0.000 per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–13

LVIP American Income Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Income Allocation Fund Standard Class
	Six Months Ended 6/30/16[1]	Year Ended
	(unaudited)	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$11.047	$11.827	$11.937	$11.208	$10.660	$10.440

Income (loss) from investment operations:
Net investment income[2]	0.075	0.226	0.266	0.231	0.286	0.347
Net realized and unrealized gain (loss)	0.458	(0.310)	0.469	0.771	0.635	(0.049)

Total from investment operations	0.533	(0.084)	0.735	1.002	0.921	0.298

Less dividends and distributions from:
Net investment income	—	(0.361)	(0.300)	(0.254)	(0.365)	(0.078)
Net realized gain	—	(0.335)	(0.545)	(0.019)	(0.008)	— [3]

Total dividends and distributions	—	(0.696)	(0.845)	(0.273)	(0.373)	(0.078)

Net asset value, end of period	$11.580	$11.047	$11.827	$11.937	$11.208	$10.660

Total return[4]	4.82%	(0.70% )	6.20%	8.95%	8.66%	2.86%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7,708	$7,355	$8,346	$6,351	$5,799	$2,963
Ratio of expenses to average net assets[5]	0.25%	0.25%	0.24%	0.25%	0.23%	0.27%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.30%	0.30%	0.29%	0.30%	0.31%	0.38%
Ratio of net investment income to average net assets	1.35%	1.91%	2.17%	1.97%	2.56%	3.27%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.30%	1.86%	2.12%	1.92%	2.48%	3.16%
Portfolio turnover	14%	31%	22%	61%	30%	41%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Net realized gain on investments distributions of $5 were made by the Fund’s Standard Class, which calculated to de minimus amounts of $0.000 per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–14

LVIP American Income Allocation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Income Allocation Fund Service Class
	Six Months Ended 6/30/16[1]	Year Ended
	(unaudited)	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$11.044	$11.823	$11.934	$11.207	$10.663	$10.426

Income (loss) from investment operations:
Net investment income[2]	0.055	0.184	0.223	0.190	0.247	0.309
Net realized and unrealized gain (loss)	0.457	(0.308)	0.468	0.769	0.633	(0.048)

Total from investment operations	0.512	(0.124)	0.691	0.959	0.880	0.261

Less dividends and distributions from:
Net investment income	—	(0.320)	(0.257)	(0.213)	(0.328)	(0.024)
Net realized gain	—	(0.335)	(0.545)	(0.019)	(0.008)	— [3]

Total dividends and distributions	—	(0.655)	(0.802)	(0.232)	(0.336)	(0.024)

Net asset value, end of period	$11.556	$11.044	$11.823	$11.934	$11.207	$10.663

Total return[4]	4.64%	(1.04% )	5.84%	8.57%	8.27%	2.50%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$186,063	$177,613	$203,605	$208,183	$195,751	$130,850
Ratio of expenses to average net assets[5]	0.60%	0.60%	0.59%	0.60%	0.58%	0.62%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.65%	0.65%	0.64%	0.65%	0.66%	0.73%
Ratio of net investment income to average net assets	1.00%	1.56%	1.82%	1.62%	2.21%	2.92%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.95%	1.51%	1.77%	1.57%	2.13%	2.81%
Portfolio turnover	14%	31%	22%	61%	30%	41%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Net realized gain on investments distributions of $239 were made by the Fund’s Service Class, which calculated to de minimus amounts of $0.000 per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–15

LVIP American Allocation Funds

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Balanced Allocation Fund, LVIP American Growth Allocation Fund and LVIP American Income Allocation Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are non-diversified management investment companies registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Funds’ shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

Each Fund operates under a fund of funds structure and invests a significant portion of its assets in the American Funds Insurance Series® funds and American Funds® retail funds (collectively, the “Underlying Funds”). The Underlying Funds, which are advised by an unaffiliated adviser, invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, each Fund may invest in individual securities, such as money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.

The investment objective of the LVIP American Balanced Allocation Fund is to seek to have a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.

The investment objective of the LVIP American Growth Allocation Fund is to seek to have a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

The investment objective of the LVIP American Income Allocation Fund is to seek to have a high level of current income with some consideration given to growth of capital.

1. Significant Accounting Policies

Each Fund is an investment company in conformity with U.S. generally accounting principles (“U.S. GAAP”). Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Funds.

Security Valuation–The Funds value Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.

Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on each Funds’ federal income tax returns through the six months ended June 30, 2016 and for all open tax years (years ended December 31, 2012–December 31, 2015), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2016 the Funds did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP American Allocation Funds–16

LVIP American Allocation Funds

Notes to Financial Statements  (continued)

1. Significant Accounting Policies (continued)

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2016.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund’s investment portfolio, and providing certain administrative services to each Fund. For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of each Fund. The fee is in addition to the management fees indirectly paid to the investment advisers of the Underlying Funds. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of the average daily net assets of each Fund. This agreement will continue through at least April 30, 2017, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (“Board”) and LIAC.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2016, costs for these administrative and legal services were as follows:

	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Administrative	$22,468	$22,950	$5,241
Legal	5,783	5,906	1,349

Lincoln Life also performs daily trading operations. The cost of these services is included in “Accounting and administration expenses” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2016, these fees were as follows:

	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Trading operation	$4,760	$4,868	$1,102

Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2016, these fees were as follows:

	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Printing and mailing	$7,600	$5,570	$1,747

The Funds offer Standard Class and Service Class shares. Pursuant to their distribution and service plan, the Funds are authorized to pay out of the assets of the Service Class shares, Lincoln Life, LNY, or other, an annual distribution and/or service fee (“12b-1 Fee”) at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the 12b-1 Fee is currently 0.35% of the average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2016, the Funds had liabilities payable to affiliates as follows:

	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Management fees payable to LIAC	$135,612	$136,561	$31,503
Distribution fees payable to LFD	228,022	234,772	52,948
Printing and mailing fees payable to Lincoln Life	142	527	99

LVIP American Allocation Funds–17

LVIP American Allocation Funds

Notes to Financial Statements  (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.

Affiliated investment companies, for purposes of the 1940 Act are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Funds held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds or ETFs). Investments in companies considered to be affiliates of the Funds and the corresponding investment activity for the six months ended June 30, 2016, were as follows:

LVIP American Balanced Allocation Fund

	Value 12/31/15	Purchases	Proceeds	Net Realized Gain (Loss)	Value 6/30/16	Dividends	Capital Gain Distributions
American Funds Insurance Series® - Mortgage Bond Fund	$24,562,867	$2,064,278	$1,867,399	$29,190	$25,141,999	$62,373	$254,111

LVIP American Growth Allocation Fund

	Value 12/31/15	Purchases	Proceeds	Net Realized Gain (Loss)	Value 6/30/16	Dividends	Capital Gain Distributions
American Funds Insurance Series® - Mortgage Bond Fund	$25,208,989	$2,000,887	$2,187,606	$37,520	$25,417,012	$63,038	$256,823

3. Investments

For the six months ended June 30, 2016, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Purchases	$154,374,065	$156,014,107	$30,179,525
Sales	136,777,137	141,852,277	25,433,260

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Cost of investments	$791,493,350	$802,633,209	$186,529,715

Aggregate unrealized appreciation	$46,209,285	$47,814,768	$9,206,691
Aggregate unrealized depreciation	(6,348,140)	(13,459,851)	(1,752,014)

Net unrealized appreciation	$39,861,145	$34,354,917	$7,454,677

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable

LVIP American Allocation Funds–18

LVIP American Allocation Funds

Notes to Financial Statements  (continued)

3. Investments (continued)

for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2016:

Level 1	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Investment Companies	$831,354,495	$836,988,126	$193,984,392

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Funds’ policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	LVIP American Balanced Allocation Fund		LVIP American Growth Allocation Fund		LVIP American Income Allocation Fund
	Six Months Ended 6/30/16	Year Ended 12/31/15	Six Months Ended 6/30/16	Year Ended 12/31/15	Six Months Ended 6/30/16	Year Ended 12/31/15
Shares sold:
Standard Class	291,777	459,608	146,848	156,913	73,820	163,182
Service Class	3,793,977	7,549,078	2,783,787	6,650,622	1,377,080	2,719,562
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	156,629	—	84,022	—	41,638
Service Class	—	3,898,131	—	4,426,340	—	916,408

	4,085,754	12,063,446	2,930,635	11,317,897	1,450,900	3,840,790

Shares redeemed:
Standard Class	(190,004)	(499,828)	(92,011)	(293,483)	(73,866)	(244,732)
Service Class	(4,838,992)	(9,799,926)	(4,443,457)	(7,849,766)	(1,358,457)	(4,774,784)

	(5,028,996)	(10,299,754)	(4,535,468)	(8,143,249)	(1,432,323)	(5,019,516)

Net increase (decrease)	(943,242)	1,763,692	(1,604,833)	3,174,648	18,577	(1,178,726)

5. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of material loss to be remote.

6. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

LVIP American Allocation Funds–19

LVIP American Century Select Mid Cap Managed Volatility Fund

(formerly LVIP American Century VP Mid Cap Value Managed Volatility Fund)

a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2016

LVIP American Century Select

Mid Cap Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP American Century Select Mid Cap Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2016 to June 30, 2016

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers and reimbursements in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*
Actual
Standard Class Shares	$1,000.00	$1,088.60	0.02%	$0.10
Service Class Shares	1,000.00	1,086.70	0.37%	1.92
Hypothetical (5% return before expenses)*
Standard Class Shares	$1,000.00	$1,024.76	0.02%	$0.10
Service Class Shares	1,000.00	1,023.02	0.37%	1.86

*	“Expenses Paid During Period” are equal to a Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all its assets in other investment companies (Underlying Funds). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP American Century Select Mid Cap Managed Volatility Fund–1

LVIP American Century Select Mid Cap Managed Volatility Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2016

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	93.79%
Equity Funds	93.79%
Unaffiliated Investment Company	5.57%
Money Market Fund	5.57%
Total Value of Securities	99.36%
Receivables and Other Assets Net of Liabilities	0.64%
Total Net Assets	100.00%

LVIP American Century Select Mid Cap Managed Volatility Fund–2

LVIP American Century Select Mid Cap Managed Volatility Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–93.79%
Equity Funds–93.79%
*American Century VP–
Capital Appreciation Fund	2,586,286	$35,225,220
Mid Cap Value Fund	7,563,382	144,914,396

Total Affiliated Investment Companies (Cost $174,866,478)		180,139,616

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANY–5.57%
Money Market Fund–5.57%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	10,696,335	$10,696,335

Total Unaffiliated Investment Company (Cost $10,696,335)		10,696,335

TOTAL VALUE OF SECURITIES–99.36% (Cost $185,562,813)	190,835,951
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.64%	1,229,276

NET ASSETS APPLICABLE TO 16,507,046 SHARES OUTSTANDING–100.00%	$192,065,227

*  Class I shares.

The following futures contracts were outstanding at June 30, 2016:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(7) British Pound Currency	$(591,426)	$(579,600)	9/20/16	$11,826
(26) E-mini Russell 2000 Index	(2,877,272)	(2,983,240)	9/19/16	(105,968)
(190) E-mini S&P 500 Index	(19,198,188)	(19,856,900)	9/19/16	(658,712)
(121) E-mini S&P MidCap 400 Index	(17,440,061)	(18,065,300)	9/19/16	(625,239)
(7) Euro Currency	(972,608)	(971,906)	9/20/16	702
(17) Euro STOXX 50 Index	(519,919)	(538,617)	9/19/16	(18,698)
(7) FTSE 100 Index	(582,065)	(598,497)	9/19/16	(16,432)
(2) Japanese Yen Currency	(244,047)	(242,675)	9/20/16	1,372
(2) Nikkei 225 Index (OSE)	(300,574)	(301,554)	9/9/16	(980)

				$(1,412,129)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

OSE–Osaka Securities Exchange

See accompanying notes, which are an integral part of the financial statements.

LVIP American Century Select Mid Cap Managed Volatility Fund–3

LVIP American Century Select Mid Cap Managed Volatility Fund

Statement of Assets and Liabilities

June 30, 2016 (unaudited)

ASSETS:
Investments in affiliated investment companies, at value	$180,139,617
Investments in unaffiliated investment companies, at value	10,696,334

Total investments, at value	190,835,951
Cash collateral held at broker for futures contracts	2,714,111
Receivables for investment companies sold	230,259
Receivables for fund shares sold	134,704
Expense reimbursement from Lincoln Investment Advisor Corporation	15,008
Dividends receivable from investment companies	2,186
Prepaid printing and mailing fees to Lincoln Life	1,716

TOTAL ASSETS	193,933,935

LIABILITIES:
Net unrealized depreciation on futures contracts	1,412,129
Cash overdraft	230,457
Payables for fund shares redeemed	82,167
Foreign currencies collateral due to broker for futures contracts	64,286
Due to manager and affiliates	63,571
Other accrued expenses payable	16,098

TOTAL LIABILITIES	1,868,708

TOTAL NET ASSETS	$192,065,227

Investments in affiliated investment companies, at cost	$174,866,478
Investments in unaffiliated investment companies, at cost	10,696,335

Total investments, at cost	$185,562,813

Standard Class:
Net Assets	$11,942
Shares Outstanding	1,025
Net Asset Value Per Share	$11.655	*

Service Class:
Net Assets	$192,053,285
Shares Outstanding	16,506,021
Net Asset Value Per Share	$11.635

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$182,278,387
Undistributed net investment income	1,689,029
Accumulated net realized gain on investments	4,236,802
Net unrealized appreciation of investments and derivatives	3,861,009

TOTAL NET ASSETS	$192,065,227

*NAV per share does not recalculate exactly, due to rounding.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Century Select Mid Cap Managed Volatility Fund–4

LVIP American Century Select Mid Cap

Managed Volatility Fund

Statement of Operations

Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME:
Dividends from affiliated investment companies	$1,520,834
Dividends from unaffiliated investment companies	10,192

1,531,026

EXPENSES:
Management fees	642,612
Distribution fees-Service Class	299,866
Accounting and administration expenses	41,669
Reports and statements to shareholders	15,702
Professional fees	15,416
Trustees’ fees and expenses	2,189
Consulting fees	1,898
Custodian fees	1,549
Pricing fees	121
Other	1,367

1,022,389
Less management fees waived	(624,029)
Less expenses reimbursed	(79,910)

Total operating expenses	318,450

NET INVESTMENT INCOME	1,212,576

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Distributions from affiliated investment companies	8,066,805
Sale of investments in affiliated investment companies	(1,907,790)
Foreign currencies	1,868
Futures contracts	(447,025)

Net realized gain	5,713,858

Net change in unrealized appreciation (depreciation) of:
Investments in affiliated investment companies	9,323,704
Futures contracts	(1,315,805)

Net change in unrealized appreciation (depreciation)	8,007,899

NET REALIZED AND UNREALIZED GAIN	13,721,757

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,934,333

See accompanying notes, which are an integral part of the financial statements.

LVIP American Century Select Mid Cap

Managed Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,212,576	$1,574,099
Net realized gain	5,713,858	474,695
Net change in unrealized appreciation (depreciation)	8,007,899	(8,233,530)

Net increase in net assets resulting from operations	14,934,333	(6,184,736)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(202)
Service Class	—	(2,371,619)

	—	(2,371,821)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	—	—
Service Class	32,080,605	113,689,139
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	202
Service Class	—	2,371,619

	32,080,605	116,060,960

Cost of shares redeemed:
Standard Class	—	—
Service Class	(14,621,110)	(35,964,730)

	(14,621,110)	(35,964,730)

Increase in net assets derived from capital share transactions	17,459,495	80,096,230

NET INCREASE IN NET ASSETS .	32,393,828	71,539,673
NET ASSETS:
Beginning of period	159,671,399	88,131,726

End of period	$192,065,227	$159,671,399

Undistributed net investment income	$1,689,029	$476,453

See accompanying notes, which are an integral part of the financial statements.

LVIP American Century Select Mid Cap Managed Volatility Fund–5

LVIP American Century Select Mid Cap Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Century Select Mid Cap Managed Volatility Fund Standard Class
	Six months Ended 6/30/16[1,2] (unaudited)	Year Ended 12/31/15	1/2/14[3] to 12/31/14
Net asset value, beginning of period	$10.706	$11.348	$10.000

Income (loss) from investment operations:
Net investment income[4]	0.096	0.177	0.116
Net realized and unrealized gain (loss)	0.853	(0.618)	1.300

Total from investment operations	0.949	(0.441)	1.416

Less dividends and distributions from:
Net investment income	—	(0.201)	(0.068)

Total dividends and distributions	—	(0.201)	(0.068)

Net asset value, end of period	$11.655	$10.706	$11.348

Total return[5]	8.86%	(3.91% )	14.17%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12	$11	$12
Ratio of expenses to average net assets[6]	0.02%	0.00%	0.00%
Ratio of expenses to average net assets prior to expenses waived/ reimbursed and expense paid indirectly[6]	0.84%	0.85%	0.95%
Ratio of net investment income to average net assets	1.76%	1.57%	1.11%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.94%	0.72%	0.16%
Portfolio turnover	26%	15%	7%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. was added as a sub-adviser for the Fund’s volatility management overlay.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Century Select Mid Cap Managed Volatility Fund–6

LVIP American Century Select Mid Cap Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Century Select Mid Cap Managed Volatility Fund Service Class
	Six months Ended 6/30/16[1,2] (unaudited)	Year Ended 12/31/15	1/2/14[3] to 12/31/14
Net asset value, beginning of period	$10.708	$11.349	$10.000

Income (loss) from investment operations:
Net investment income[4]	0.077	0.137	0.084
Net realized and unrealized gain (loss)	0.850	(0.616)	1.293

Total from investment operations	0.927	(0.479)	1.377

Less dividends and distributions from:
Net investment income	—	(0.162)	(0.028)

Total dividends and distributions	—	(0.162)	(0.028)

Net asset value, end of period	$11.635	$10.708	$11.349

Total return[5]	8.67%	(4.24% )	13.77%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$192,053	$159,660	$88,120
Ratio of expenses to average net assets[6]	0.37%	0.35%	0.35%
Ratio of expenses to average net assets prior to expenses waived/ reimbursed and expense paid indirectly[6]	1.19%	1.20%	1.30%
Ratio of net investment income to average net assets	1.41%	1.22%	0.76%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.59%	0.37%	(0.19% )
Portfolio turnover	26%	15%	7%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. was added as a sub-adviser for the Fund’s volatility management overlay.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Century Select Mid Cap Managed Volatility Fund–7

LVIP American Century Select Mid Cap Managed Volatility Fund

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Century Select Mid Cap Managed Volatility Fund (formerly LVIP American Century VP Mid Cap Value Managed Volatility Fund) (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all its assets in other open-end investment companies, primarily the American Century VP Mid Cap Value Fund (collectively, the “Underlying Funds”). The Fund is advised by Lincoln Investment Advisors Corporation (“LIAC”). The American Century VP Mid Cap Value Fund, which is advised by an unaffiliated adviser, invests at least 80% of its assets in medium size companies. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2016 and for all the open tax years (years ended December 31, 2014–December 31, 2015), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2016, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate that portion of realized gains and losses on investments resulting from changes in foreign exchange rates from that which is due to changes in market prices. Both types of changes in gain (loss) are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or

LVIP American Century Select Mid Cap Managed Volatility Fund–8

LVIP American Century Select Mid Cap Managed Volatility Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2016.

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolios, including monitoring of the Fund’s investment sub-adviser(s), and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the average daily net assets of the Fund. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds. Effective May 1, 2016, LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.69% of the average daily net assets of the Fund. This agreement will continue through at least April 30, 2017, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC. Prior to May 1, 2016, LIAC had contractually agreed to waive its entire advisory fee. The waiver amount was 0.75% of the average daily net assets of the Fund.

Effective May 1, 2016, LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.06% of the average daily net assets for the Standard Class and 0.41% for the Service Class. This agreement will continue through at least April 30, 2017, and cannot be terminated before that date without the mutual agreement of the Board and LIAC. Prior to May 1, 2016, LIAC had contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.00% of the average daily net assets for the Standard Class and 0.35% for the Service Class.

Effective May 1, 2016, SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for managing the Fund’s volatility management overlay. Prior to May 1, 2016, LIAC was responsible for day-to-day management of the entirety of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser(s) a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2016, costs for the administrative and legal services were as follows:

Administrative	$4,690
Legal	1,208

Lincoln Life also performs daily trading operations. The cost of these services is included in “Accounting and administration expenses” on the Statement of Operations. The Fund reimbursed Lincoln Life for the cost of these services, which amounted to $4,282 for the six months ended June 30, 2016.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $11,541 for the six months ended June 30, 2016.

The Fund offers Standard Class and Service Class shares. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual distribution and/or service fee (“12b-1 Fee”) at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the 12b-1 Fee is limited to 0.35% of average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because the Underlying Funds have varied expense and fee levels, and the Fund may own different amounts of shares at different times, the amount of fees and expenses incurred indirectly will vary.

LVIP American Century Select Mid Cap Managed Volatility Fund–9

LVIP American Century Select Mid Cap Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

At June 30, 2016, the Fund had receivables due from, liabilities payable and prepaid expenses to affiliates as follows:

Expense reimbursement from LIAC	$15,008
Management fees payable to LIAC	9,304
Distribution fees payable to LFD	54,267
Prepaid printing and mailing fees to Lincoln Life	1,716

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

At June 30, 2016, Lincoln Life directly owned 100.00% of the Standard Class shares of the Fund.

Affiliated investment companies, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investment companies’ outstanding securities (non-LVIP Funds). Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the six months ended June 30, 2016, were as follows:

	Value 12/31/15	Purchases	Sales	Net Realized Gain (Loss)	Value 6/30/16	Dividends	Capital Gain Distributions
American Century VP Capital Appreciation Fund	$—	$34,856,924	$46,052	$541	$35,225,220	$—	$—
American Century VP Mid Cap Value Fund	148,662,301	32,190,311	42,939,782	(1,908,331)	144,914,396	1,520,833	8,066,805

Total	$148,662,301	$67,047,235	$42,985,834	$(1,907,790)	$180,139,616	$1,520,833	$8,066,805

3. Investments

For the six months ended June 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$67,047,236
Sales	42,985,834

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$185,562,813

Aggregate unrealized appreciation	$5,273,138
Aggregate unrealized depreciation	—

Net unrealized depreciation	$5,273,138

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2015, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term
$629,740

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

LVIP American Century Select Mid Cap Managed Volatility Fund–10

LVIP American Century Select Mid Cap Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

Level 1
Investment Companies	$190,835,951

Futures Contracts	$(1,412,129)

There were no Level 3 investments at the end of the period.

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/16	Year Ended 12/31/15
Shares sold:
Standard Class	—	—
Service Class	2,918,505	10,108,574
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	19
Service Class	—	219,798

	2,918,505	10,328,391

Shares redeemed:
Standard Class	—	—
Service Class	(1,323,546)	(3,181,636)

	(1,323,546)	(3,181,636)

Net increase	1,594,959	7,146,755

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

LVIP American Century Select Mid Cap Managed Volatility Fund–11

LVIP American Century Select Mid Cap Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Fair values of derivative instruments as of June 30, 2016 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Currency contracts (Futures contracts)	Net unrealized depreciation on futures contracts	$13,900	Net unrealized depreciation on futures contracts	$—
Equity contracts (Futures contracts)	Net unrealized depreciation on futures contracts	—	Net unrealized depreciation on futures contracts	(1,426,029)

Total		$13,900		$(1,426,029)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Futures contracts)	Net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(26,041)	$(1,310,507)
Equity contracts (Futures contracts)	Net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(420,984)	(5,298)

Total		$(447,025)	$(1,315,805)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2016. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2016.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (Average notional value)	$5,208,637	$12,882,573

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Market Risk

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

8. Subsequent Events

Management has determined that no additional material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP American Century Select Mid Cap Managed Volatility Fund–12

LVIP American Century Select Mid Cap Managed Volatility Fund

Other Fund Information (unaudited)

Approval of Subadvisory Agreement

On January 6, 2016, the Board of Trustees of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things the approval of the sub-advisory agreement with SSGA Funds Management, Inc. (“SSGA FM”) (the “Sub-Advisory Agreement”) for the Fund. The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC, The Lincoln National Life Insurance Company (“Lincoln Life”) and SSGA FM prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to approval of investment sub-advisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LIAC, Lincoln Life and SSGA FM provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including in-person presentations by representatives of SSGA FM, information about proposed sub-advisory fees and compliance and regulatory matters. The Board noted that SSGA FM provided sub-advisory services to other funds in the Trust. After reviewing the information received, the Independent Trustees requested supplemental information, and LIAC and SSGA FM provided materials in response. The Board determined that, given the totality of the information provided with respect to the Sub-Advisory Agreement, the Board had received sufficient information to approve the Sub-Advisory Agreement. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and employees of Lincoln Life, LIAC and SSGA FM to consider the approval of the Sub-Advisory Agreement.

Based upon its review, the Board concluded that it was in the best interests of the Fund that the Sub-Advisory Agreement be approved for the Fund. In considering the approval of the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Nature, Extent and Quality of Services. In considering the approval of the Sub-Advisory Agreement between LIAC and SSGA FM with respect to the Funds, the Board considered the nature, extent and quality of services to be provided by SSGA FM under the Sub-Advisory Agreement. The Board considered that SSGA FM provided sub-advisory services to other funds in the Trust and that the Board had reviewed extensive information provided by SSGA FM in connection with the annual contract renewal process most recently concluded in September 2015. The Board noted that State Street Global Advisors (“SSGA”), an affiliate of SSGA FM, has served as a consultant to LIAC with respect to the managed volatility overlay for the Fund and that LIAC proposed to delegate the responsibility of managing the Fund’s managed volatility overlay to SSGA FM as sub-adviser. The Board considered the criteria provided by LIAC in recommending SSGA FM be appointed a sub-adviser for the Fund’s managed volatility overlay, including historical modeling and noted that the Board was familiar with the managed volatility overlay services provided by SSGA as a consultant to LIAC with respect to the Fund. The Board reviewed the services to be provided by SSGA FM, the backgrounds of the investment professionals proposed to service the Fund, SSGA’s consulting work for LIAC with respect to the managed volatility overlay for the Fund and the reputation, resources and investment approach of SSGA FM. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board concluded that the services to be provided by SSGA FM were expected to be satisfactory.

Performance. With respect to performance, the Board considered that SSGA has served as a risk management consultant to LIAC with respect to the managed volatility overlay for the Fund and that the Board received quarterly performance information from LIAC and also from Morningstar, Inc. as part of the annual contract renewal process. The Board concluded that the services to be provided by SSGA FM were expected to be acceptable.

Sub-Advisory Fee and Economies of Scale. The Board reviewed the proposed sub-advisory fee schedule and noted SSGA FM’s statement that it does not sub-advise any portfolios with similar investment objectives. The Board considered that the sub-advisory fee schedule was negotiated between LIAC and SSGA FM, an unaffiliated third party and that LIAC would compensate SSGA FM from its fees. The Board concluded that the proposed sub-advisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered that the sub-advisory fee schedule was negotiated between LIAC and SSGA FM, an unaffiliated third party, and that LIAC would compensate SSGA FM from its fees. The Board reviewed materials provided by SSGA FM as to any additional benefits it receives and noted that SSGA FM indicated that it indirectly benefits from association with the Fund in the marketplace.

Overall Conclusion

Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Sub-Advisory Agreement are fair and reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the Fund.

LVIP American Century Select Mid Cap Value Managed Volatility Fund–13

LVIP American Funds

LVIP American Global Growth Fund

LVIP American Global Small Capitalization Fund

LVIP American Growth Fund

LVIP American Growth-Income Fund

LVIP American International Fund

each a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2016

LVIP American Funds

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP American Funds

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2016 to June 30, 2016

Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of a Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect expense reimbursements in effect for the LVIP American Global Small Capitalization Fund.

LVIP American Global Growth Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*
Actual
Service Class II Shares	$1,000.00	$ 963.80	0.62%	$3.03
Hypothetical (5% return before expenses)
Service Class II Shares	$1,000.00	$1,021.78	0.62%	$3.12

LVIP American Global Small Capitalization Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*
Actual
Service Class II Shares	$1,000.00	$ 958.30	0.65%	$3.16
Hypothetical (5% return before expenses)
Service Class II Shares	$1,000.00	$1,021.63	0.65%	$3.27

LVIP American Growth Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*
Actual
Service Class II Shares	$1,000.00	$1,007.70	0.61%	$3.05
Hypothetical (5% return before expenses)
Service Class II Shares	$1,000.00	$1,021.83	0.61%	$3.07

LVIP American Funds–1

LVIP American Funds

Disclosure

OF FUND EXPENSES (unaudited) (continued)

LVIP American Growth-Income Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*
Actual
Service Class II Shares	$1,000.00	$1,029.30	0.59%	$2.98
Hypothetical (5% return before expenses)
Service Class II Shares	$1,000.00	$1,021.93	0.59%	$2.97

LVIP American International Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*
Actual
Service Class II Shares	$1,000.00	$986.20	0.61%	$3.01
Hypothetical (5% return before expenses)
Service Class II Shares	$1,000.00	$1,021.83	0.61%	$3.07

*	“Expenses Paid During Period” are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other investment companies (Underlying Funds). In addition to the Funds’ expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial Statements for the Underlying Funds can be found at www.sec.gov.

LVIP American Funds–2

LVIP American Global Growth Fund

Statement of Net Assets

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANY–100.06%
International Equity Funds–100.06%
American Funds Insurance Series® – Global Growth Fund Class 1	5,286,779	$122,917,622

Total Investment Company (Cost $126,072,110)		122,917,622

TOTAL VALUE OF SECURITIES–100.06% (Cost $126,072,110)		122,917,622
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)		(68,681)

NET ASSETS APPLICABLE TO 7,457,434 SHARES OUTSTANDING–100.00%		$122,848,941

NET ASSET VALUE–LVIP AMERICAN GLOBAL GROWTH FUND SERVICE CLASS II ($122,848,941 / 7,457,434 Shares)		$16.473

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)		$108,941,105
Undistributed net investment income		10,459,549
Accumulated net realized gain on investments		6,602,775
Net unrealized depreciation of investments		(3,154,488)

Total net assets		$122,848,941

«	Of this amount, $56,147 represents due to manager and affiliates, $85,203 payable for investment company purchased, and $4,351 payable for fund shares redeemed as of June 30, 2016.

The LVIP American Global Growth Fund (Fund) invests substantially all of its assets in Class 1 shares of the Global Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–3

LVIP American Global Small Capitalization Fund

Statement of Net Assets

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANY–100.06%
International Equity Funds–100.06%
American Funds Insurance Series® – Global Small Capitalization Fund Class 1	3,493,143	$66,718,975

Total Investment Company (Cost $69,076,639)		66,718,975

TOTAL VALUE OF SECURITIES–100.06% (Cost $69,076,639)		66,718,975
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)		(43,135)

NET ASSETS APPLICABLE TO 4,508,244 SHARES OUTSTANDING–100.00%		$66,675,840

NET ASSET VALUE–LVIP AMERICAN GLOBAL SMALL CAPITALIZATION FUND SERVICE CLASS II ($66,675,840 / 4,508,244 Shares)		$14.790

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)		$53,853,693
Undistributed net investment income		12,272,207
Accumulated net realized gain on investments		2,907,604
Net unrealized depreciation of investments		(2,357,664)

Total net assets		$66,675,840

«

Of this amount, $1,002 represents expense reimbursement receivable from Lincoln Investment Advisors Corporation, $30,638 due to manager and affiliates, and $91,926 payable for fund shares redeemed as of June 30, 2016.

The LVIP American Global Small Capitalization Fund (Fund) invests substantially all of its assets in Class 1 shares of the Global Small Capitalization Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–4

LVIP American Growth Fund

Statement of Net Assets

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANY–100.05%
Equity Fund–100.05%
American Funds Insurance Series® – Growth Fund Class 1	5,461,464	$341,013,125

Total Investment Company (Cost $323,384,266)		341,013,125

TOTAL VALUE OF SECURITIES–100.05% (Cost $323,384,266)		341,013,125
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)		(166,812)

NET ASSETS APPLICABLE TO 17,184,770 SHARES OUTSTANDING–100.00%		$340,846,313

NET ASSET VALUE–LVIP AMERICAN GROWTH FUND SERVICE CLASS II ($340,846,313 / 17,184,770 Shares)		$19.834

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)		$231,102,636
Undistributed net investment income		30,282,932
Accumulated net realized gain on investments		61,831,886
Net unrealized appreciation of investments		17,628,859

Total net assets		$340,846,313

«	Of this amount, $154,969 represents due to manager and affiliates and $185,569 payable for fund shares redeemed as of June 30, 2016.

The LVIP American Growth Fund (Fund) invests substantially all of its assets in Class 1 shares of the Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–5

LVIP American Growth-Income Fund

Statement of Net Assets

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANY–100.05%
Equity Fund–100.05%
American Funds Insurance Series® – Growth-Income Fund Class 1	7,114,448	$295,676,022

Total Investment Company (Cost $275,505,757)		295,676,022

TOTAL VALUE OF SECURITIES–100.05% (Cost $275,505,757)		295,676,022
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)		(147,594)

NET ASSETS APPLICABLE TO 15,085,567 SHARES OUTSTANDING–100.00%		$295,528,428

NET ASSET VALUE–LVIP AMERICAN GROWTH-INCOME FUND SERVICE CLASS II ($295,528,428 / 15,085,567 Shares)		$19.590

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)		$208,012,012
Undistributed net investment income		32,504,583
Accumulated net realized gain on investments		34,841,568
Net unrealized appreciation of investments		20,170,265

Total net assets		$295,528,428

«	Of this amount, $133,749 represents due to manager and affiliates and $126,640 payable for fund shares redeemed as of June 30, 2016.

The LVIP American Growth-Income Fund (Fund) invests substantially all of its assets in Class 1 shares of the Growth-Income Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–6

LVIP American International Fund

Statement of Net Assets

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANY–100.06%
International Equity Funds–100.06%
American Funds Insurance Series® – International Fund Class 1	8,706,629	$141,656,724

Total Investment Company (Cost $147,787,429)		141,656,724

TOTAL VALUE OF SECURITIES–100.06% (Cost $147,787,429)		141,656,724
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)		(78,074)

NET ASSETS APPLICABLE TO 10,946,287 SHARES OUTSTANDING–100.00%		$141,578,650

NET ASSET VALUE–LVIP AMERICAN INTERNATIONAL FUND SERVICE CLASS II ($141,578,650 / 10,946,287 Shares)		$12.934

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)		$130,010,443
Undistributed net investment income		12,057,001
Accumulated net realized gain on investments		5,641,911
Net unrealized depreciation of investments		(6,130,705)

Total net assets		$141,578,650

«	Of this amount, $64,200 represents due to manager and affiliates, $8,103 payable for investment company purchased, and $28,082 payable for fund shares redeemed as of June 30, 2016.

The LVIP American International Fund (Fund) invests substantially all of its assets in Class 1 shares of the International Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–7

LVIP American Funds

Statements of Operations

Six Months Ended June 30, 2016 (unaudited)

	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
INVESTMENT INCOME:
Dividends from investment companies	$10,825,399	$12,488,763	$31,269,849	$33,336,012	$12,480,922

EXPENSES:
Distribution fees-Service Class II	322,803	183,240	889,844	775,614	380,125
Accounting and administration expenses	18,948	17,307	26,053	24,586	19,751
Reports and statements to shareholders	10,513	12,301	50,572	12,191	10,261
Professional fees	9,377	8,807	11,708	11,195	9,623
Trustees’ fees and expenses	1,536	901	4,316	3,717	1,845
Consulting fees	901	874	972	947	888
Custodian fees	686	455	1,656	1,530	819
Pricing fees	8	9	26	23	14
Other	1,078	291	1,770	1,626	595

	365,850	224,185	986,917	831,429	423,921
Less expenses reimbursed	—	(7,629)	—	—	—

Total operating expenses	365,850	216,556	986,917	831,429	423,921

NET INVESTMENT INCOME	10,459,549	12,272,207	30,282,932	32,504,583	12,057,001

NET REALIZED AND UNREALIZED LOSS:
Net realized loss from:
Sale of investments in investment companies	(1,346,815)	(1,007,268)	(2,078,259)	(1,676,914)	(975,794)

Net change in unrealized appreciation (depreciation) of investment companies	(13,211,742)	(14,201,130)	(25,205,609)	(22,158,608)	(12,934,805)

NET REALIZED AND UNREALIZED LOSS	(14,558,557)	(15,208,398)	(27,283,868)	(23,835,522)	(13,910,599)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,099,008)	$(2,936,191)	$2,999,064	$8,669,061	$(1,853,598)

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–8

LVIP American Funds

Statements of Changes in Net Assets

	LVIP American Global Growth Fund		LVIP American Global Small Capitalization Fund		LVIP American Growth Fund
	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$10,459,549	$838,479	$12,272,207	$(473,472)	$30,282,932	$876,292
Net realized gain (loss)	(1,346,815)	9,566,715	(1,007,268)	5,383,385	(2,078,259)	65,398,800
Net change in unrealized appreciation (depreciation)	(13,211,742)	(4,448,087)	(14,201,130)	(5,118,004)	(25,205,609)	(45,825,927)

Net increase (decrease) in net assets resulting from operations	(4,099,008)	5,957,107	(2,936,191)	(208,091)	2,999,064	20,449,165

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Service Class II	—	(1,773,317)	—	(161,170)	—	(876,656)
Net realized gain:
Service Class II	—	(8,298,355)	—	(301,047)	—	(14,271,866)

	—	(10,071,672)	—	(462,217)	—	(15,148,522)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Service Class II	17,527,741	40,685,282	4,363,146	16,133,783	22,425,310	48,703,189
Net asset value of shares issued upon reinvestment of dividends and distributions:
Service Class II	—	10,071,672	—	462,217	—	15,148,522
Cost of shares redeemed:
Service Class II	(11,457,238)	(19,605,500)	(6,310,466)	(15,196,825)	(20,101,330)	(49,380,927)

Increase (decrease) in net assets derived from capital share transactions	6,070,503	31,151,454	(1,947,320)	1,399,175	2,323,980	14,470,784

NET INCREASE (DECREASE) IN NET ASSETS	1,971,495	27,036,889	(4,883,511)	728,867	5,323,044	19,771,427
NET ASSETS:
Beginning of period	120,877,446	93,840,557	71,559,351	70,830,484	335,523,269	315,751,842

End of period	$122,848,941	$120,877,446	$66,675,840	$71,559,351	$340,846,313	$335,523,269

Undistributed net investment income	$10,459,549	$—	$12,272,207	$—	$30,282,932	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–9

LVIP American Funds

Statements of Changes in Net Assets (continued)

	LVIP American Growth-Income Fund		LVIP American International Fund
	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$32,504,583	$2,853,788	$12,057,001	$1,777,538
Net realized gain (loss)	(1,676,914)	37,951,640	(975,794)	8,070,695
Net change in unrealized appreciation (depreciation)	(22,158,608)	(38,056,797)	(12,934,805)	(17,044,674)

Net increase (decrease) in net assets resulting from operations	8,669,061	2,748,631	(1,853,598)	(7,196,441)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Service Class II	—	(3,891,610)	—	(2,079,010)
Net realized gain:
Service Class II	—	(11,366,508)	—	(21,229)

	—	(15,258,118)	—	(2,100,239)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Service Class II	19,573,296	53,215,403	7,530,157	22,408,818
Net asset value of shares issued upon reinvestment of dividends and distributions:
Service Class II	—	15,258,118	—	2,100,239
Cost of shares redeemed:
Service Class II	(18,166,292)	(32,746,756)	(8,259,429)	(16,055,471)

Increase (decrease) in net assets derived from capital share transactions	1,407,004	35,726,765	(729,272)	8,453,586

NET INCREASE (DECREASE) IN NET ASSETS	10,076,065	23,217,278	(2,582,870)	(843,094)
NET ASSETS:
Beginning of period	285,452,363	262,235,085	144,161,520	145,004,614

End of period	$295,528,428	$285,452,363	$141,578,650	$144,161,520

Undistributed net investment income	$32,504,583	$—	$12,057,001	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–10

LVIP American Global Growth Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Global Growth Fund Service Class II
	Six Months Ended 6/30/16[1] (unaudited)	12/31/15	12/31/14	Year Ended 12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$17.092	$17.617	$17.456	$13.672	$11.301	$12.463

Income (loss) from investment operations:
Net investment income[2]	1.427	0.139	0.152	0.142	0.079	0.230
Net realized and unrealized gain (loss)	(2.046)	0.946	0.175	3.780	2.415	(1.384)

Total from investment operations	(0.619)	1.085	0.327	3.922	2.494	(1.154)

Less dividends and distributions from:
Net investment income	—	(0.255)	(0.159)	(0.138)	(0.118)	(0.008)
Net realized gain	—	(1.355)	(0.007)	—	—	— [3]
Return of capital	—	—	—	—	(0.005)	—

Total dividends and distributions	—	(1.610)	(0.166)	(0.138)	(0.123)	(0.008)

Net asset value, end of period	$16.473	$17.092	$17.617	$17.456	$13.672	$11.301

Total return[4]	(3.62% )	6.57%	1.87%	28.69%	22.11%	(9.26% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$122,849	$120,877	$93,841	$77,575	$54,199	$34,433
Ratio of expenses to average net assets[5]	0.62%	0.62%	0.64%	0.65%	0.65%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.62%	0.62%	0.64%	0.68%	0.78%	0.95%
Ratio of net investment income to average net assets	17.82%	0.76%	0.87%	0.93%	0.62%	1.93%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	17.82%	0.76%	0.87%	0.90%	0.49%	1.63%
Portfolio turnover	6%	8%	5%	9%	9%	3%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Net realized gain distributions of $157 were made by the Fund’s Service Class II, which calculated to de minimus amounts of $0.000 per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–11

LVIP American Global Small Capitalization Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Global Small Capitalization Fund Service Class II
	Six Months Ended 6/30/16[1] (unaudited)	12/31/15	12/31/14	Year Ended 12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$15.433	$15.556	$15.314	$12.010	$10.298	$12.852

Income (loss) from investment operations:
Net investment income (loss)[2]	2.657	(0.107)	(0.047)	0.031	0.112	0.129
Net realized and unrealized gain (loss)	(3.300)	0.086	0.306	3.306	1.712	(2.631)

Total from investment operations	(0.643)	(0.021)	0.259	3.337	1.824	(2.502)

Less dividends and distributions from:
Net investment income	—	(0.035)	—	(0.033)	(0.112)	(0.052)
Net realized gain	—	(0.067)	(0.017)	—	—	— [3]

Total dividends and distributions	—	(0.102)	(0.017)	(0.033)	(0.112)	(0.052)

Net asset value, end of period	$14.790	$15.433	$15.556	$15.314	$12.010	$10.298

Total return[4]	(4.17% )	(0.15% )	1.69%	27.79%	17.76%	(19.48% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$66,676	$71,559	$70,830	$68,715	$53,497	$35,659
Ratio of expenses to average net assets[5]	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.67%	0.66%	0.67%	0.69%	0.78%	0.93%
Ratio of net investment income (loss) to average net assets	36.84%	(0.65% )	(0.30% )	0.23%	0.98%	1.12%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	36.82%	(0.66% )	(0.32% )	0.19%	0.85%	0.84%
Portfolio turnover	7%	14%	10%	12%	9%	4%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Net realized gain distributions of $200 were made by the Fund’s Service Class II, which calculated to de minimus amounts of $0.000 per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–12

LVIP American Growth Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Growth Fund Service Class II
	Six Months Ended 6/30/16[1] (unaudited)	12/31/15	12/31/14	Year Ended 12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$19.682	$19.398	$18.116	$14.048	$11.986	$12.580

Income (loss) from investment operations:
Net investment income[2]	1.761	0.053	0.165	0.095	0.065	0.081
Net realized and unrealized gain (loss)	(1.609)	1.158	1.309	4.070	2.026	(0.669)

Total from investment operations	0.152	1.211	1.474	4.165	2.091	(0.588)

Less dividends and distributions from:
Net investment income	—	(0.052)	(0.180)	(0.097)	(0.029)	(0.006)
Net realized gain	—	(0.875)	(0.012)	—	—	— [3]

Total dividends and distributions	—	(0.927)	(0.192)	(0.097)	(0.029)	(0.006)

Net asset value, end of period	$19.834	$19.682	$19.398	$18.116	$14.048	$11.986

Total return[4]	0.77%	6.47%	8.13%	29.65%	17.45%	(4.68% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$340,846	$335,523	$315,752	$278,925	$211,217	$137,182
Ratio of expenses to average net assets[5]	0.61%	0.61%	0.61%	0.61%	0.64%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.61%	0.61%	0.61%	0.61%	0.64%	0.68%
Ratio of net investment income to average net assets	18.71%	0.27%	0.88%	0.60%	0.48%	0.65%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	18.71%	0.27%	0.88%	0.60%	0.48%	0.62%
Portfolio turnover	4%	8%	6%	9%	11%	2%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Net realized gain distributions of $114 were made by the Fund’s Service Class II, which calculated to de minimus amounts of $0.000 per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–13

LVIP American Growth-Income Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Growth-Income Fund Service Class II
	Six Months Ended 6/30/16[1] (unaudited)	12/31/15	12/31/14	Year Ended 12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$19.032	$19.921	$18.273	$13.864	$11.976	$12.261

Income (loss) from investment operations:
Net investment income[2]	2.145	0.206	0.191	0.169	0.187	0.288
Net realized and unrealized gain (loss)	(1.587)	(0.020)	1.686	4.408	1.852	(0.562)

Total from investment operations	0.558	0.186	1.877	4.577	2.039	(0.274)

Less dividends and distributions from:
Net investment income	—	(0.263)	(0.211)	(0.168)	(0.151)	(0.011)
Net realized gain	—	(0.812)	(0.018)	—	—	— [3]

Total dividends and distributions	—	(1.075)	(0.229)	(0.168)	(0.151)	(0.011)

Net asset value, end of period	$19.590	$19.032	$19.921	$18.273	$13.864	$11.976

Total return[4]	2.93%	1.12%	10.26%	33.02%	17.04%	(2.23% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$295,528	$285,452	$262,235	$230,210	$169,256	$104,065
Ratio of expenses to average net assets[5]	0.59%	0.59%	0.59%	0.61%	0.64%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.59%	0.59%	0.59%	0.61%	0.64%	0.71%
Ratio of net investment income to average net assets	23.04%	1.03%	1.00%	1.05%	1.41%	2.39%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	23.04%	1.03%	1.00%	1.05%	1.41%	2.33%
Portfolio turnover	4%	6%	7%	9%	6%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Net realized gain distributions of $72 were made by the Fund’s Service Class II, which calculated to de minimus amounts of $0.000 per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–14

LVIP American International Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American International Fund Service Class II
	Six Months Ended 6/30/16[1] (unaudited)	12/31/15	12/31/14	Year Ended 12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$13.115	$13.985	$14.566	$12.135	$10.577	$12.355

Income (loss) from investment operations:
Net investment income[2]	1.093	0.170	0.158	0.133	0.143	0.348
Net realized and unrealized gain (loss)	(1.274)	(0.846)	(0.594)	2.433	1.690	(2.118)

Total from investment operations	(0.181)	(0.676)	(0.436)	2.566	1.833	(1.770)

Less dividends and distributions from:
Net investment income	—	(0.192)	(0.125)	(0.135)	(0.264)	(0.008)
Net realized gain	—	(0.002)	(0.020)	—	—	— [3]
Return of capital	—	—	—	—	(0.011)	—

Total dividends and distributions	—	(0.194)	(0.145)	(0.135)	(0.275)	(0.008)

Net asset value, end of period	$12.934	$13.115	$13.985	$14.566	$12.135	$10.577

Total return[4]	(1.38% )	(4.84% )	(3.00% )	21.15%	17.45%	(14.32% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$141,579	$144,162	$145,005	$142,730	$116,870	$74,703
Ratio of expenses to average net assets[5]	0.61%	0.61%	0.61%	0.63%	0.65%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.61%	0.61%	0.61%	0.63%	0.67%	0.77%
Ratio of net investment income to average net assets	17.44%	1.19%	1.08%	1.01%	1.25%	3.05%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	17.44%	1.19%	1.08%	1.01%	1.23%	2.93%
Portfolio turnover	4%	6%	6%	10%	8%	4%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Net realized gain distributions of $124 were made by the Fund’s Service Class II, which calculated to de minimus amounts of $0.000 per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–15

LVIP American Funds

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Global Growth Fund, LVIP American Global Small Capitalization Fund, LVIP American Growth Fund, LVIP American Growth-Income Fund and LVIP American International Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The LVIP American Global Growth Fund, LVIP American Global Small Capitalization Fund, LVIP American Growth Fund, LVIP American Growth-Income Fund and LVIP American International Fund operate under a fund of funds structure and invest substantially all of their assets in Class 1 shares of the Global Growth Fund, Global Small Capitalization Fund, Growth Fund, Growth-Income Fund and International Fund, respectively, each a series of the American Funds Insurance Series® (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments.

The investment objective of the LVIP American Global Growth Fund, LVIP American Global Small Capitalization Fund and LVIP American International Fund is long-term growth of capital.

The investment objective of the LVIP American Growth Fund is growth of capital.

The investment objective of the LVIP American Growth-Income Fund is long-term growth of capital and income.

1. Significant Accounting Policies

Each Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Funds.

Security Valuation–The Funds value Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.

Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds’ federal income tax returns through the six months ended June 30, 2016 and for all open tax years (years ended December 31, 2012-December 31, 2015), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued on unrecognized tax benefits in interest expenses and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2016, the Funds did not incur any interest or tax penalties.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2016.

LVIP American Funds–16

LVIP American Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund’s investment portfolio, and providing certain administrative services to each Fund. To the extent that a Fund invests all of its investable assets (i.e., securities and cash) in another registered investment company, the Trust will not pay the adviser any advisory fees. To the extent a Fund does not invest investable assets in another registered investment company, the advisory fee rates payable by the Service Class II of each Fund to LIAC are set forth in the following table:

Fund	Annual Fee Rate Based on Average Daily Net Asset Value
LVIP American Global Growth Fund	0.80%
LVIP American Global Small Capitalization Fund	1.00%
LVIP American Growth Fund	0.75%
LVIP American Growth-Income Fund	0.75%
LVIP American International Fund	0.85%

The fee is in addition to the management fees indirectly paid to the investment advisers of the Underlying Funds. For the six months ended June 30, 2016, no advisory fees were charged to the Funds.

LIAC has contractually agreed to reimburse the LVIP American Global Small Capitalization Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.10% of the average daily net assets. This agreement will continue at least through April 30, 2017, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (Board) and LIAC.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2016, costs for these administrative and legal services were as follows:

	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Administrative	$3,052	$1,781	$8,540	$7,410	$3,669
Legal	840	491	2,349	2,038	1,009

Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2016, these fees amounted as follows:

	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Printing and mailing	$8,893	$10,979	$48,200	$10,059	$8,638

The Funds offer Service Class II shares. Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class II shares, Lincoln Life, LNY, or others, an annual distribution and/or service fee (“12b-1 Fee”) at a rate not to exceed 0.75% of average daily net assets of the Service Class II shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the 12b-1 Fee is limited to 0.55% of the average daily net assets of the Service Class II shares. The limitation can be adjusted only with the consent of the Board.

In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

LVIP American Funds–17

LVIP American Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

At June 30, 2016, the Funds had receivables due from, liabilities payable and prepaid expenses to affiliates as follows:

	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Expense reimbursement receivable from LIAC	$—	$1,002	$—	$—	$—
Distribution fees payable to LFD	55,669	30,528	153,853	133,345	63,835
Prepaid printing and mailing fees to Lincoln Life	478	110	1,116	—	—
Printing and mailing fees payable to Lincoln Life	—	—	—	404	365

Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2016, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Purchases	$24,055,711	$15,283,818	$44,944,096	$45,111,066	$16,764,384
Sales	7,530,581	4,964,487	12,345,493	11,203,280	5,443,375

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated because final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Cost of investments	$126,072,111	$69,076,639	$323,384,266	$275,505,757	$147,787,429

Aggregate unrealized appreciation	$—	$—	$17,628,859	$20,170,265	$—
Aggregate unrealized depreciation	(3,154,488)	(2,357,664)	—	—	(6,130,705)

Net unrealized appreciation (depreciation)	$(3,154,488)	$(2,357,664)	$17,628,859	$20,170,265	$(6,130,705)

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP American Funds–18

LVIP American Funds

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2016:

Level 1	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Investment Companies	$122,917,622	$66,718,975	$341,013,125	$295,676,022	$141,656,724

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a material impact to the Funds. The Funds’ policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	LVIP American Global Growth Fund		LVIP American Global Small Capitalization Fund		LVIP American Growth Fund
	Six Months Ended 6/30/16	Year Ended 12/31/15	Six Months Ended 6/30/16	Year Ended 12/31/15	Six Months Ended 6/30/16	Year Ended 12/31/15
Shares sold:
Service Class II	1,097,761	2,212,632	305,641	972,921	1,193,202	2,428,562
Shares issued upon reinvestment of dividends and distributions:
Service Class II	—	607,878	—	29,347	—	803,148
Shares redeemed:
Service Class II	(712,645)	(1,075,014)	(434,295)	(918,600)	(1,055,274)	(2,462,747)

Net increase (decrease)	385,116	1,745,496	(128,654)	83,668	137,928	768,963

	LVIP American Growth-Income Fund		LVIP American International Fund
	Six Months Ended 6/30/16	Year Ended 12/31/15	Six Months Ended 6/30/16	Year Ended 12/31/15
Shares sold:
Service Class II	1,050,633	2,654,757	607,783	1,575,929
Shares issued upon reinvestment of dividends and distributions:
Service Class II	—	820,291	—	159,274
Shares redeemed:
Service Class II	(963,484)	(1,640,637)	(653,862)	(1,111,548)

Net increase (decrease)	87,149	1,834,411	(46,079)	623,655

5. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of material loss to be remote.

6. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

LVIP American Funds–19

LVIP American Global Allocation Managed Risk Funds

LVIP American Global Balanced Allocation Managed Risk Fund

LVIP American Global Growth Allocation Managed Risk Fund

each a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2016

LVIP American Global Allocation

Managed Risk Funds

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP American Global Allocation Managed Risk Funds

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2016 to June 30, 2016

Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

LVIP American Global Balanced Allocation Managed Risk Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*

Actual
Standard Class Shares	$1,000.00	$1,033.30	0.27%	$1.36
Service Class Shares	1,000.00	1,031.60	0.62%	3.13

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.52	0.27%	$1.36
Service Class Shares	1,000.00	1,021.78	0.62%	3.12

LVIP American Global Growth Allocation Managed Risk Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*

Actual
Standard Class Shares	$1,000.00	$1,007.50	0.27%	$1.35
Service Class Shares	1,000.00	1,005.70	0.62%	3.09

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.52	0.27%	$1.36
Service Class Shares	1,000.00	1,021.78	0.62%	3.12

*	Expenses Paid During Period are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Each Fund operates under a fund of funds structure. Each Fund invests significantly all its assets in other investment companies (Underlying Funds). In addition to the Funds’ expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements of the Underlying Funds can be found at www.sec.gov.

LVIP American Global Allocation Managed Risk Funds–1

LVIP American Global Allocation Managed Risk Funds

Security Type/Sector Allocations (unaudited)

As of June 30, 2016

LVIP American Global Balanced Allocation

Managed Risk Fund

Security Type/Sector	Percentage of Net Assets

Affiliated Investment Companies	35.22%

Fixed Income Funds	35.22%
Unaffiliated Investment Companies	64.40%

Asset Allocation Fund	17.55%
Equity Funds	20.19%
Fixed Income Funds	7.80%
International Equity Funds	14.12%
International Fixed Income Fund	1.95%
Money Market Fund	2.79%
Short-Term Investment	0.44%

Total Value of Securities	100.06%

Liabilities Net of Receivables and Other Assets	(0.06%)

Total Net Assets	100.00%

LVIP American Global Growth Allocation

Managed Risk Fund

Security Type/Sector	Percentage of Net Assets

Affiliated Investment Companies	25.52%

Fixed Income Funds	21.64%
International Equity Fund	3.88%
Unaffiliated Investment Companies	73.77%

Asset Allocation Fund	14.71%
Equity Funds	27.03%
Fixed Income Funds	3.92%
International Equity Funds	25.47%
Money Market Fund	2.64%
Short-Term Investment	0.26%

Total Value of Securities	99.55%

Receivables and Other Assets Net of Liabilities	0.45%

Total Net Assets	100.00%

LVIP American Global Allocation Managed Risk Funds–2

LVIP American Global Balanced Allocation Managed Risk Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–35.22%
Fixed Income Funds–35.22%
✢American Funds Insurance Series®–
Bond Fund	56,162,349	$629,018,312
Mortgage Bond Fund	7,259,794	78,260,580

		707,278,892

Total Affiliated Investment Companies (Cost $697,662,002)		707,278,892

UNAFFILIATED INVESTMENT COMPANIES–64.40%
Asset Allocation Fund–17.55%
²American Funds®–
Capital Income Builder	5,995,176	352,456,382

		352,456,382

Equity Funds–20.19%
²American Funds®–
AMCAP Fund	5,781,403	151,761,825
American Mutual Fund	5,389,441	195,960,058
✢American Funds Insurance Series®–
Growth-Income Fund	1,385,330	57,574,332

		405,296,215

Fixed Income Funds–7.80%
²American Funds®–
Intermediate Bond Fund of America	4,295,886	58,853,641
✢American Funds Insurance Series®–
High-Income Bond Fund	5,913,908	58,488,553
U.S. Government/AAA-Rated Securities Fund	3,132,334	39,248,142

		156,590,336

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds–14.12%
²American Funds®–
EuroPacific Growth Fund	2,989,095	$131,908,772
New Perspective Fund	1,607,417	56,999,019
✢American Funds Insurance Series®–
Global Growth & Income Fund	1,532,383	19,216,087
Global Small Capitalization Fund	2,923,334	55,835,671
New World Fund	1,016,222	19,613,077

		283,572,626

International Fixed Income Fund–1.95%
✢American Funds Insurance Series®–
Global Bond Fund	3,301,794	39,192,295

		39,192,295

Money Market Fund–2.79%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	55,986,906	55,986,906

		55,986,906

Total Unaffiliated Investment Companies (Cost $1,257,353,240)		1,293,094,760

	Principal Amount°

SHORT-TERM INVESTMENT–0.44%
U.S. Treasury Obligation–0.44%
≠U.S. Treasury Bill 0.25% 7/21/16	8,889,000	8,888,138

Total Short-Term Investment (Cost $8,887,809)		8,888,138

TOTAL VALUE OF SECURITIES–100.06% (Cost $1,963,903,051)	2,009,261,790
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(1,176,922)

NET ASSETS APPLICABLE TO 185,372,417 SHARES OUTSTANDING–100.00%	$2,008,084,868

²	Class R-6 shares.

✢	Class 1 shares.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Global Allocation Managed Risk Funds–3

LVIP American Global Growth Allocation Managed Risk Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–25.52%
Fixed Income Funds–21.64%
✢American Funds Insurance Series®–
Bond Fund	64,121,961	$718,165,963
Mortgage Bond Fund	10,469,972	112,866,295

		831,032,258

International Equity Fund–3.88%
✢American Funds Insurance Series®–
New World Fund	7,713,466	148,869,894

		148,869,894

Total Affiliated Investment Companies (Cost $978,229,974)		979,902,152

UNAFFILIATED INVESTMENT COMPANIES–73.77%
Asset Allocation Fund–14.71%
²American Funds®–
Capital Income Builder	9,606,429	564,761,949

		564,761,949

Equity Funds–27.03%
²American Funds®–
AMCAP Fund	12,488,729	327,829,136
American Mutual Fund	11,411,630	414,926,872
✢American Funds Insurance Series®–
Growth-Income Fund	7,103,104	295,205,000

		1,037,961,008

Fixed Income Funds–3.92%
²American Funds®–
Intermediate Bond Fund of America	5,507,112	75,447,434

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✢American Funds Insurance Series®–
High-Income Bond Fund	7,581,075	$74,976,831

		150,424,265

International Equity Funds–25.47%
²American Funds®–
EuroPacific Growth Fund	12,295,895	542,617,844
New Perspective Fund	6,180,857	219,173,177
✢American Funds Insurance Series®–
Global Growth & Income Fund	2,946,417	36,948,067
Global Small Capitalization Fund	9,392,436	179,395,534

		978,134,622

Money Market Fund–2.64%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	101,432,777	101,432,777

		101,432,777

Total Unaffiliated Investment Companies (Cost $2,814,148,342)		2,832,714,621

	Principal Amount°

SHORT-TERM INVESTMENT–0.26%
U.S. Treasury Obligation–0.26%
≠U.S. Treasury Bill 0.25% 7/21/16	9,806,000	9,805,049

Total Short-Term Investment (Cost $9,804,686)		9,805,049

TOTAL VALUE OF SECURITIES–99.55% (Cost $3,802,183,002)	3,822,421,822
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.45%	17,419,524

NET ASSETS APPLICABLE TO 353,437,812 SHARES OUTSTANDING–100.00%	$3,839,841,346

²	Class R-6 shares.

✢	Class 1 shares.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars.

LVIP American Global Allocation Managed Risk Funds–4

LVIP American Global Growth Allocation Managed Risk Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2016:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(1,391)	British Pound Currency	$(116,418,900)	$(115,174,800)	9/20/16	$1,244,100
(950)	E-mini MSCI Emerging Markets Index	(37,766,740)	(39,648,250)	9/19/16	(1,881,510)
(162)	E-mini Russell 2000 Index	(17,828,590)	(18,587,880)	9/19/16	(759,290)
(2,593)	E-mini S&P 500 Index	(260,845,280)	(270,994,430)	9/19/16	(10,149,150)
(321)	E-mini S&P MidCap 400 Index	(45,886,789)	(47,925,300)	9/19/16	(2,038,511)
(443)	Euro Currency	(61,545,271)	(61,507,781)	9/20/16	37,490
(1,985)	Euro STOXX 50 Index	(61,334,438)	(62,891,475)	9/19/16	(1,557,037)
(1,391)	FTSE 100 Index	(114,040,599)	(118,929,848)	9/19/16	(4,889,249)
(161)	Japanese Yen Currency	(19,739,152)	(19,535,337)	9/20/16	203,815
(129)	Nikkei 225 Index (OSE)	(19,187,053)	(19,450,249)	9/9/16	(263,196)

					$(20,052,538)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

OSE–Osaka Securities Exchange

See accompanying notes, which are an integral part of the financial statements.

LVIP American Global Allocation Managed Risk Funds–5

LVIP American Global Allocation Managed Risk Funds

Statements of Assets and Liabilities

June 30, 2016 (unaudited)

	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
ASSETS:
Investments in affiliated investment companies, at value	$707,278,892	$979,902,152
Investments in unaffiliated investment companies, at value	1,293,094,760	2,832,714,621
Short-term investments, at value	8,888,138	9,805,049

Total investments, at value	2,009,261,790	3,822,421,822
Receivables for fund shares sold	408,098	644,851
Receivables for investment companies shares sold	362,446	1,689,680
Dividends receivable from investment companies	136,870	186,201
Cash collateral held at broker for futures contracts	—	40,574,160

TOTAL ASSETS	2,010,169,204	3,865,516,714

LIABILITIES:
Cash overdraft	369,350	1,720,141
Due to manager and affiliates	982,468	1,899,104
Payable for investment companies shares purchased	115,758	128,529
Foreign currencies collateral due to broker for futures contracts	—	18,435
Net unrealized depreciation on futures contracts	—	20,052,538
Payables for fund shares redeemed	597,852	1,833,646
Other accrued expenses payable	18,908	22,975

TOTAL LIABILITIES	2,084,336	25,675,368

TOTAL NET ASSETS	$2,008,084,868	$3,839,841,346

Investments in affiliated investment companies, at cost	$697,662,002	$978,229,974
Investments in unaffiliated investment companies, at cost	1,257,353,240	2,814,148,342
Short-term investments, at cost	8,887,809	9,804,686

Total investments, at cost	$1,963,903,051	$3,802,183,002

Standard Class:
Net Assets	$658,478	$1,133,554
Shares Outstanding	60,673	104,148
Net Asset Value	$10.853	$10.884

Service Class:
Net Assets	$2,007,426,390	$3,838,707,792
Shares Outstanding	185,311,744	353,333,664
Net Asset Value	$10.833	$10.864

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$1,981,286,312	$3,895,217,826
Undistributed net investment income	8,204,320	9,855,097
Accumulated net realized loss on investments	(26,764,503)	(65,417,859)
Net unrealized appreciation of investments and derivatives	45,358,739	186,282

TOTAL NET ASSETS	$2,008,084,868	$3,839,841,346

See accompanying notes, which are an integral part of the financial statements.

LVIP American Global Allocation Managed Risk Funds—6

LVIP American Global Allocation Managed Risk Funds

Statements of Operations

Six months Ended June 30, 2016 (unaudited)

	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
INVESTMENT INCOME:
Dividends from affiliated investment companies	$3,758,774	$4,512,393
Dividends from unaffiliated investment companies	10,576,008	17,821,680
Interest	9,503	36,052

	14,344,285	22,370,125

EXPENSES:
Distribution expenses-Service Class	3,418,471	6,675,133
Management fees	2,442,527	4,769,332
Accounting and administration expenses	96,907	175,697
Reports and statements to shareholders	36,095	51,923
Professional fees	34,603	57,598
Trustees’ fees and expenses	25,829	50,767
Custodian fees	11,616	20,412
Consulting fees	1,557	2,208
Registration fees	287	379
Other	11,785	22,519

Total operating expenses	6,079,677	11,825,968

NET INVESTMENT INCOME	8,264,608	10,544,157

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Distributions from affiliated investment companies	2,906,001	3,567,750
Distributions from unaffiliated investment companies	20,432,895	72,206,201
Sale of investments in affiliated investment companies	(942,992)	(2,897,871)
Sale of investments in unaffiliated investment companies	(22,303,581)	(61,322,180)
Foreign currencies	(5,612)	(231,812)
Futures contracts	(15,154,309)	(55,434,531)

Net realized loss	(15,067,598)	(44,112,443)

Net change in unrealized appreciation (depreciation) of:
Investments in affiliated investment companies	27,202,167	39,390,052
Investments in unaffiliated investment companies	40,563,284	32,127,316
Futures contracts	(100,103)	(18,224,829)

Net change in unrealized appreciation (depreciation)	67,665,348	53,292,539

NET REALIZED AND UNREALIZED GAIN	52,597,750	9,180,096

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$60,862,358	$19,724,253

See accompanying notes, which are an integral part of the financial statements.

LVIP American Global Allocation Managed Risk Funds–7

LVIP American Global Allocation Managed Risk Funds

Statements of Changes in Net Assets

	LVIP American Global Balanced Allocation Managed Risk Fund		LVIP American Global Growth Allocation Managed Risk Fund
	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$8,264,608	$28,726,601	$10,544,157	$51,586,815
Net realized gain (loss)	(15,067,598)	17,373,982	(44,112,443)	7,305,104
Net change in unrealized appreciation (depreciation)	67,665,348	(100,219,875)	53,292,539	(210,950,033)

Net increase (decrease) in net assets resulting from operations	60,862,358	(54,119,292)	19,724,253	(152,058,114)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(16,290)	—	(21,227)
Service Class	—	(50,351,498)	—	(77,756,753)
Net realized gain:
Standard Class	—	(5,823)	—	(1,322)
Service Class	—	(21,977,875)	—	(9,705,501)
Return of capital:
Standard Class	—	(2,752)	—	(9,758)
Service Class	—	(9,690,665)	—	(42,143,572)

	—	(82,044,903)	—	(129,638,133)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	75,463	36,573	228,904	384,968
Service Class	78,968,108	379,742,046	86,167,102	696,069,948
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	24,865	—	32,307
Service Class	—	82,020,038	—	129,605,826

	79,043,571	461,823,522	86,396,006	826,093,049

Cost of shares redeemed:
Standard Class	(5,679)	(10,880)	(19,912)	(340,799)
Service Class	(126,712,001)	(217,021,435)	(212,997,814)	(366,513,681)

	(126,717,680)	(217,032,315)	(213,017,726)	(366,854,480)

Increase (decrease) in net assets derived from capital share transactions	(47,674,109)	244,791,207	(126,621,720)	459,238,569

NET INCREASE (DECREASE) IN NET ASSETS	13,188,249	108,627,012	(106,897,467)	177,542,322
NET ASSETS:
Beginning of period	1,994,896,619	1,886,269,607	3,946,738,813	3,769,196,491

End of period	$2,008,084,868	$1,994,896,619	$3,839,841,346	$3,946,738,813

Undistributed (distributions in excess of) net investment income	$8,204,320	$(60,288)	$9,855,097	$(689,060)

See accompanying notes, which are an integral part of the financial statements.

LVIP American Global Allocation Managed Risk Funds–8

LVIP American Global Balanced Allocation Managed Risk Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period was as follows:

	LVIP American Global Balanced Allocation Managed Risk Fund
	Standard Class
	Six Months Ended 6/30/16[1,2] (unaudited)	12/31/15	Year Ended 12/31/14	12/31/13	3/16/12[3] to 12/31/12

Net asset value, beginning of period	$10.503	$11.223	$11.066	$10.144	$10.000

Income (loss) from investment operations:
Net investment income[4]	0.063	0.199	0.241	0.237	0.337
Net realized and unrealized gain (loss)	0.287	(0.434)	0.366	1.110	(0.038)

Total from investment operations	0.350	(0.235)	0.607	1.347	0.299

Less dividends and distributions from:
Net investment income	—	(0.314)	(0.232)	(0.195)	(0.155)
Net realized gain	—	(0.120)	(0.218)	(0.230)	—
Return of capital	—	(0.051)	—	—	—

Total dividends and distributions	—	(0.485)	(0.450)	(0.425)	(0.155)

Net asset value, end of period	$10.853	$10.503	$11.223	$11.066	$10.144

Total return[5]	3.33%	(2.10% )	5.49%	13.29%	3.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$659	$567	$553	$657	$11
Ratio of expenses to average net assets[6]	0.27%	0.27%	0.27%	0.27%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.27%	0.27%	0.27%	0.28%	0.30%
Ratio of net investment income to average net assets	1.20%	1.77%	2.11%	2.17%	4.32%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.20%	1.77%	2.11%	2.16%	4.27%
Portfolio turnover	13%	20%	12%	53%	14%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC was added as a sub-adviser for the Fund’s managed risk strategy.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Global Allocation Managed Risk Funds–9

LVIP American Global Balanced Allocation Managed Risk Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Global Balanced Allocation Managed Risk Fund
	Service Class
	Six Months Ended 6/30/16[1,2] (unaudited)	12/31/15	Year Ended 12/31/14	12/31/13	3/16/12[3] to 12/31/12

Net asset value, beginning of period	$10.501	$11.221	$11.065	$10.144	$10.000

Income (loss) from investment operations:
Net investment income[4]	0.044	0.159	0.201	0.197	0.318
Net realized and unrealized gain (loss)	0.288	(0.433)	0.365	1.111	(0.047)

Total from investment operations	0.332	(0.274)	0.566	1.308	0.271

Less dividends and distributions from:
Net investment income	—	(0.275)	(0.192)	(0.157)	(0.127)
Net realized gain	—	(0.120)	(0.218)	(0.230)	—
Return of capital	—	(0.051)	—	—	—

Total dividends and distributions	—	(0.446)	(0.410)	(0.387)	(0.127)

Net asset value, end of period	$10.833	$10.501	$11.221	$11.065	$10.144

Total return[5]	3.16%	(2.45% )	5.13%	12.91%	2.72%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,007,426	$1,994,330	$1,885,717	$1,375,950	$569,265
Ratio of expenses to average net assets[6]	0.62%	0.62%	0.62%	0.62%	0.60%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.62%	0.62%	0.62%	0.63%	0.65%
Ratio of net investment income to average net assets	0.85%	1.42%	1.77%	1.82%	3.97%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.85%	1.42%	1.77%	1.81%	3.92%
Portfolio turnover	13%	20%	12%	53%	14%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC was added as a sub-adviser for the Fund’s managed risk strategy.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Global Allocation Managed Risk Funds–10

LVIP American Global Growth Allocation Managed Risk Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period was as follows:

	LVIP American Global Growth Allocation Managed Risk Fund
	Standard Class
	Six Months Ended 6/30/16[1,2] (unaudited)	12/31/15	Year Ended 12/31/14	12/31/13	3/16/12[3] to 12/31/12

Net asset value, beginning of period	$10.803	$11.574	$11.648	$10.214	$10.000

Income (loss) from investment operations:
Net investment income[4]	0.048	0.190	0.232	0.243	0.325
Net realized and unrealized gain (loss)	0.033	(0.555)	0.069	1.542	0.037

Total from investment operations	0.081	(0.365)	0.301	1.785	0.362

Less dividends and distributions from:
Net investment income	—	(0.264)	(0.232)	(0.161)	(0.148)
Net realized gain	—	(0.027)	(0.143)	(0.190)	—
Return of capital	—	(0.115)	—	—	—

Total dividends and distributions	—	(0.406)	(0.375)	(0.351)	(0.148)

Net asset value, end of period	$10.884	$10.803	$11.574	$11.648	$10.214

Total return[5]	0.75%	(3.16% )	2.56%	17.49%	3.64%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,133	$914	$878	$488	$19
Ratio of expenses to average net assets[6]	0.27%	0.27%	0.26%	0.26%	0.23%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.27%	0.27%	0.26%	0.27%	0.29%
Ratio of net investment income to average net assets	0.90%	1.63%	1.95%	2.13%	4.15%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.90%	1.63%	1.95%	2.12%	4.09%
Portfolio turnover	15%	22%	15%	48%	48%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC was added as a sub-adviser for the Fund’s managed risk strategy.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Global Allocation Managed Risk Funds–11

LVIP American Global Growth Allocation Managed Risk Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Global Growth Allocation Managed Risk Fund
	Service Class
	Six Months Ended 6/30/16[1,2] (unaudited)	12/31/15	Year Ended 12/31/14	12/31/13	3/16/12[3] to 12/31/12

Net asset value, beginning of period	$10.802	$11.572	$11.647	$10.214	$10.000

Income (loss) from investment operations:
Net investment income[4]	0.029	0.149	0.190	0.198	0.304
Net realized and unrealized gain (loss)	0.033	(0.553)	0.069	1.547	0.030

Total from investment operations	0.062	(0.404)	0.259	1.745	0.334

Less dividends and distributions from:
Net investment income	—	(0.224)	(0.191)	(0.122)	(0.120)
Net realized gain	—	(0.027)	(0.143)	(0.190)	—
Return of capital	—	(0.115)	—	—	—

Total dividends and distributions	—	(0.366)	(0.334)	(0.312)	(0.120)

Net asset value, end of period	$10.864	$10.802	$11.572	$11.647	$10.214

Total return[5]	0.57%	(3.49% )	2.20%	17.10%	3.35%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,838,708	$3,945,825	$3,768,318	$2,544,418	$789,986
Ratio of expenses to average net assets[6]	0.62%	0.62%	0.61%	0.61%	0.58%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.62%	0.62%	0.61%	0.62%	0.64%
Ratio of net investment income to average net assets	0.55%	1.28%	1.60%	1.78%	3.80%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.55%	1.28%	1.60%	1.77%	3.74%
Portfolio turnover	15%	22%	15%	48%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC was added as a sub-adviser for the Fund’s managed risk strategy.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Global Allocation Managed Risk Funds–12

LVIP American Global Allocation Managed Risk Funds

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”)and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Global Balanced Allocation Managed Risk Fund and LVIP American Global Growth Allocation Managed Risk Fund (formerly LVIP Managed Risk American Balanced Allocation Fund and LVIP Managed Risk American Growth Allocation Fund) (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are non-diversified management investment companies registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

Each Fund operates under a fund of funds structure and invests a significant portion of its assets in the American Funds Insurance Series® funds and American Funds® retail funds (collectively, the “Underlying Funds”). The Underlying Funds, which are advised by an unaffiliated adviser, invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Funds may invest in individual securities, such as money market instruments, and employ an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.

The investment objective of the LVIP American Global Balanced Allocation Managed Risk Fund is to seek a balance between a high level of current income and growth of capital.

The investment objective of the LVIP American Global Growth Allocation Managed Risk Fund is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

1. Significant Accounting Policies

Each Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Funds value Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 to and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on each Fund’s federal income tax returns through the six months ended June 30, 2016 and for the open tax years (years ended December 31, 2012-December 31, 2015) and has concluded that no provision for federal income tax is required in the Funds’ financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2016, the Funds did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Funds’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not separate that portion of realized gains and losses on investments resulting from changes in foreign exchange rates from that which is due to changes in market prices. Both types of changes in gain/loss are included with the net realized and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

LVIP American Global Allocation Managed Risk Funds–13

LVIP American Global Allocation Managed Risk Funds

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e. the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2016.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Funds’ investment portfolios and providing certain administrative services to the Funds. For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of the Funds. The fee is in addition to the management fees indirectly paid to the investment advisers of the Underlying Funds (including LIAC).

Effective May 1, 2016, Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Funds’ managed risk strategy. Prior to May 1, 2016, LIAC was responsible for day-to-day management of the entirety of the Funds’ investment portfolios. For these services, LIAC, not the Funds, pays the Sub-Adviser a fee based on each Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2016, fees for these administrative and legal services were as follows:

	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Administrative	$55,069	$108,045
Legal	14,170	27,803

Lincoln Life also performs daily trading operations. The cost of these services is included in “Accounting and administration expenses” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2016, these fees were as follows:

	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Trading operation	$11,669	$22,879

Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2016, these fees were as follows:

	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Printing and mailing	$24,712	$32,138

The Fund offers Standard Class and Service Class shares. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual distribution and/or service fee (“12b-1 Fee”) at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the 12b-1 Fee is limited to 0.35% of average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

LVIP American Global Allocation Managed Risk Funds–14

LVIP American Global Allocation Managed Risk Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2016, the Funds had liabilities payable and prepaid expenses to affiliates as follows:

	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Management fees payable to LIAC	$409,366	$790,364
Distribution fees payable to LFD	572,924	1,106,184
Printing and mailing fees payable to Lincoln Life	178	2,555

Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.

Affiliated investment companies, for purposes of the 1940 Act are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Funds held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds). Investments in companies considered to be affiliates of the Funds and the corresponding investment activity for the six months ended June 30, 2016, were as follows:

LVIP American Global Balanced Allocation Managed Risk Fund

	Value 12/31/15	Purchases	Proceeds	Net Realized Gain (Loss)	Value 6/30/16	Dividends	Capital Gain Distributions
American Funds Insurance Series - Bond Fund	$542,857,012	$636,585,993	$575,470,115	$(952,402)	$629,018,312	$3,565,048	$2,116,748
American Funds Insurance Series - Mortgage Bond Fund	77,605,293	78,277,193	78,835,658	9,409	78,260,580	193,726	789,253

Total	$620,462,305	$714,863,186	$654,305,773	$(942,993)	$707,278,892	$3,758,774	$2,906,001

LVIP American Global Growth Allocation Managed Risk Fund

	Value 12/31/15	Purchases	Proceeds	Net Realized Gain (Loss)	Value 6/30/16	Dividends	Capital Gain Distributions
American Funds Insurance Series - Bond Fund	$572,953,564	$769,350,000	$651,841,113	$(840,936)	$718,165,963	$4,084,905	$2,425,412
American Funds Insurance Series - Global Small Capitalization Fund	262,717,530	—	—	—	—	—	—
American Funds Insurance Series - High-Income Bond Fund*	148,932,026	—	—	—	—	—	—
American Funds Insurance Series - Mortgage Bond Fund	114,677,342	112,486,982	116,089,139	43,159	112,866,295	280,392	1,142,338
American Funds Insurance Series - New World Fund	—	170,501,477	136,998,188	(2,100,094)	148,869,894	147,096	—

Total	$1,099,280,462	$1,052,338,459	$904,928,440	$(2,897,871)	$979,902,152	$4,512,393	$3,567,750

LVIP American Global Allocation Managed Risk Funds–15

LVIP American Global Allocation Managed Risk Funds

Notes to Financial Statements (continued)

3. Investments

For the six months ended June 30, 2016, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Purchases	$245,529,985	$554,364,041
Sales	275,449,162	640,956,031

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Cost of investments	$1,963,903,051	$3,802,183,002

Aggregate unrealized appreciation	$60,814,968	$95,931,868
Aggregate unrealized depreciation	(15,456,229)	(75,693,048)

Net unrealized appreciation	$45,358,739	$20,238,820

U.S. GAAP defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2016:

LVIP American Global Balanced Allocation Managed Risk Fund
	Level 1	Level 2	Total
Investment Companies	$2,000,373,652	$—	$2,000,373,652
Short-Term Investments	—	8,888,138	8,888,138

Total	$2,000,373,652	$8,888,138	$2,009,261,790

LVIP American Global Growth Allocation Managed Risk Fund
	Level 1	Level 2	Total
Investment Companies	$3,812,616,773	$—	$3,812,616,773
Short-Term Investments	—	9,805,049	9,805,049

Total	$3,812,616,773	$9,805,049	$3,822,421,822

Futures Contracts	$(20,052,538)	$—	$(20,052,538)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Funds’ policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP American Global Allocation Managed Risk Funds–16

LVIP American Global Allocation Managed Risk Funds

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	LVIP American Global Balanced Allocation Managed Risk Fund		LVIP American Global Growth Allocation Managed Risk Fund
	Six Months Ended 6/30/16	Year Ended 12/31/15	Six Months Ended 6/30/16	Year Ended 12/31/15
Shares sold:
Standard Class	7,280	3,317	21,462	34,495
Service Class	7,513,450	33,460,337	8,073,573	59,436,332
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	2,344	—	2,977
Service Class	—	7,732,457	—	11,934,498

	7,520,730	41,198,455	8,095,035	71,408,302

Shares redeemed:
Standard Class	(538)	(962)	(1,889)	(28,749)
Service Class	(12,113,564)	(19,332,974)	(20,016,419)	(31,743,802)

	(12,114,102)	(19,333,936)	(20,018,308)	(31,772,551)

Net increase (decrease)	(4,593,372)	21,864,519	(11,923,273)	39,635,751

5. Derivatives

U.S. GAAP requires enhanced disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–Each Fund may use futures in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, each Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Funds deposit U.S. or foreign cash or pledge U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Funds as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

LVIP American Global Balanced Allocation Managed Risk Fund

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2016 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Futures contracts)	Net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(930,717)	$160,257
Equity contracts (Futures contracts)	Net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(14,223,592)	(260,360)

Total		$(15,154,309)	$(100,103)

LVIP American Global Allocation Managed Risk Funds–17

LVIP American Global Allocation Managed Risk Funds

Notes to Financial Statements (continued)

5. Derivatives (continued)

LVIP American Global Growth Allocation Managed Risk Fund

Fair values of derivative instruments as of June 30, 2016 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Currency contracts (Futures contracts)	Net unrealized depreciation on futures contracts	$1,485,405	Net unrealized depreciation on futures contracts	$—
Equity contracts (Futures contracts)	Net unrealized depreciation on futures contracts	—	Net unrealized depreciation on futures contracts	(21,537,943)

Total		$1,485,405		$(21,537,943)

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2016 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Futures contracts)	Net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$1,622,074	$(2,391,050)
Equity contracts (Futures contracts)	Net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(57,056,605)	(15,833,779)

Total		$(55,434,531)	$(18,224,829)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by each Fund during the six months ended June 30, 2016. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2016.

	Asset Derivative Volume Futures Contracts (Average Notional Value)	Liability Derivative Volume Futures Contracts (Average Notional Value)
LVIP American Global Balanced Allocation Managed Risk Fund	$110,817,429	$85,288,011
LVIP American Global Growth Allocation Managed Risk Fund	6,520,127	714,987,662

6. Market Risk

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

7. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no additional material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

LVIP American Global Allocation Managed Risk Funds–18

LVIP American Global Allocation Managed Risk Funds

Other Fund Information (unaudited)

Approval of Subadvisory Agreement

On January 6, 2016, the Board of Trustees of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things the approval of the sub-advisory agreement with Milliman Financial Risk Management LLC (“Milliman”) (the “Sub-Advisory Agreement”) for various series of the Trust (each a “Fund” and collectively the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC, The Lincoln National Life Insurance Company (“Lincoln Life”) and Milliman prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to approval of investment sub-advisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LIAC, Lincoln Life and Milliman provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including in-person presentations by representatives of Milliman, information about proposed sub-advisory fees and compliance and regulatory matters. After reviewing the information received, the Independent Trustees requested supplemental information and LIAC and Milliman provided materials in response. The Board determined that, given the totality of the information provided with respect to the Sub-Advisory Agreement, the Board had received sufficient information to approve the Sub-Advisory Agreement. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and employees of Lincoln Life, LIAC, and Milliman to consider the approval of the Sub-Advisory Agreement.

Based upon its review, the Board concluded that it was in the best interests of each Fund that the Sub-Advisory Agreement be approved for each Fund. In considering the approval of the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Nature, Extent and Quality of Services. In considering the approval of the sub-advisory agreement between LIAC and Milliman with respect to the Funds, the Board considered the nature, extent and quality of services to be provided by Milliman under the Sub-Advisory Agreement. The Board noted that Milliman has served as a consultant to LIAC with respect to the managed risk strategy for each Fund and that LIAC proposed to delegate the responsibility of managing each Fund’s managed risk strategy to Milliman as sub-adviser. The Board considered the criteria provided by LIAC in recommending Milliman be appointed a sub-adviser for the managed risk strategy of the Funds, including historical modeling and noted that the Board was familiar with the futures based managed risk overlay services provided by Milliman as a consultant to LIAC with respect to the Funds. The Board reviewed the services to be provided by Milliman, the backgrounds of the investment professionals proposed to service the Funds, Milliman’s consulting work for LIAC with respect to the managed risk strategy for the Funds, and the reputation, resources and investment approach of Milliman. They also reviewed information provided regarding the structure of portfolio manager compensation, risk management and compliance and regulatory matters. The Board concluded that the services to be provided by Milliman were expected to be satisfactory.

Performance. With respect to performance, the Board considered that Milliman has served as a risk management consultant to LIAC with respect to the Funds’ futures based managed risk strategy and that the Board received quarterly performance information from LIAC and also from Morningstar, Inc. as part of the annual contract renewal process. The Board concluded that the services to be provided by Milliman were expected to be acceptable.

Sub-Advisory Fee and Economies of Scale. The Board reviewed the proposed sub-advisory fee schedule and noted Milliman’s view that the sub-advisory fees proposed by Milliman were competitive compared to other registered fund and institutional clients that employ the same futures based managed risk strategy as used for the Funds. The Board considered that the sub-advisory fee schedule was negotiated between LIAC and Milliman, an unaffiliated third party and that LIAC would compensate Milliman from its fees. The Board concluded that the proposed sub-advisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered that the sub-advisory fee schedule was negotiated between LIAC and Milliman, an unaffiliated third party, and that LIAC would compensate Milliman from its fees. The Board reviewed materials provided by Milliman as to any additional benefits it would receive and noted Milliman’s statement that the Sub-Advisory Agreement may strengthen Milliman’s name recognition as well as create non-pecuniary benefits from synergies related to conducting risk management programs for clients in large volume.

Overall Conclusions. Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Sub-Advisory Agreement are fair and reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the Funds.

LVIP American Global Allocation Managed Risk Funds–19

LVIP American Preservation Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2016

LVIP American Preservation Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP American Preservation Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2016 to June 30, 2016

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*

Actual
Standard Class Shares	$1,000.00	$1,029.60	0.18%	$0.91
Service Class Shares	1,000.00	1,027.90	0.53%	2.67

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.97	0.18%	$0.91
Service Class Shares	1,000.00	1,022.23	0.53%	2.66

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests significantly all of its assets in other investment companies (“Underlying Funds”). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP American Preservation Fund–1

LVIP American Preservation Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2016

Security Type/Sector	Percentage of Net Assets

Affiliated Investment Companies	6.99%

Fixed Income Fund	5.00%
Money Market Fund	1.99%

Unaffiliated Investment Companies	93.22%

Fixed Income Funds	92.08%
International Fixed Income Fund	1.00%
Money Market Fund	0.14%

Total Value of Securities	100.21%

Liabilities Net of Receivables and Other Assets	(0.21%)

Total Net Assets	100.00%

LVIP American Preservation Fund–2

LVIP American Preservation Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Number of	Value
	Shares	(U.S. $)

AFFILIATED INVESTMENT COMPANIES–6.99%
Fixed Income Fund–5.00%
✢American Funds Insurance Series®–
Mortgage Bond Fund	2,477,197	$26,704,185

		26,704,185

Money Market Fund–1.99%
*Lincoln Variable Insurance Products Trust–LVIP Government Money Market Fund (seven-day effective yield 0.05%)	1,062,613	10,626,133

		10,626,133

Total Affiliated Investment Companies (Cost $36,837,895)		37,330,318

UNAFFILIATED INVESTMENT COMPANIES–93.22%
Fixed Income Funds–92.08%
✧American Funds®–
Bond Fund of America	2,454,237	32,199,593
Intermediate Bond Fund of America	10,540,508	144,404,966
Short-Term Bond Fund of America	18,618,045	186,552,816

	Number of	Value
	Shares	(U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✢American Funds Insurance Series®–
Bond Fund	4,312,400	$48,298,885
High-Income Bond Fund	1,614,590	15,968,293
U.S. Government/AAA-Rated Securities Fund	5,130,266	64,282,227

		491,706,780

International Fixed Income Fund–1.00%
✢American Funds Insurance Series® –
Global Bond Fund	450,628	5,348,952

		5,348,952

Money Market Fund–0.14%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	759,475	759,475

		759,475

Total Unaffiliated Investment Companies (Cost $491,986,855)		497,815,207

TOTAL VALUE OF SECURITIES–100.21% (Cost $528,824,750)	535,145,525
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.21%)	(1,105,643)

NET ASSETS APPLICABLE TO 53,260,914 SHARES OUTSTANDING–100.00%	$534,039,882

✧	Class R-6 shares.
*	Standard Class shares.

✢	Class 1 shares.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Preservation Fund–3

LVIP American Preservation Fund

Statement of Assets and Liabilities

June 30, 2016 (unaudited)

ASSETS:
Investments in affiliated investment companies, at value	$37,330,318
Investments in unaffiliated investment companies, at value	497,815,207

Total investments, at value	535,145,525
Receivable for fund shares sold	649,252
Dividends receivable from investment companies	518,823
Prepaid printing and mailing fees to Lincoln Life	756
Cash	12

TOTAL ASSETS	536,314,368

LIABILITIES:
Payable for investment companies purchased	1,278,128
Payable for fund shares redeemed	768,544
Due to manager and affiliates	211,973
Other accrued expenses payable	15,841

TOTAL LIABILITIES	2,274,486

TOTAL NET ASSETS	$534,039,882

Investments in affiliated investment companies, at cost	$36,837,895
Investments in unaffiliated investment companies, at cost	491,986,855

Total investments, at cost	$528,824,750

Standard Class:
Net Assets	$70,441
Shares Outstanding	7,013
Net Asset Value Per Share	$10.044

Service Class:
Net Assets	$533,969,441
Shares Outstanding	53,253,901
Net Asset Value Per Share	$10.027

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$528,462,483
Accumulated net investment loss	(306,328)
Accumulated net realized loss on investments	(437,048)
Net unrealized appreciation of investments	6,320,775

TOTAL NET ASSETS	$534,039,882

See accompanying notes, which are an integral part of the financial statements.

LVIP American Preservation Fund–4

LVIP American Preservation Fund

Statement of Operations

Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME:
Dividends from affiliated investment companies	$65,532
Dividends from unaffiliated investment companies	615,825

681,357

EXPENSES:
Distribution fees-Service Class	850,848
Management fees	607,844
Accounting and administration expenses	34,769
Professional fees	15,886
Reports and statements to shareholders	8,695
Trustees’ fees and expenses	6,087
Custodian fees	3,548
Consulting fees	1,082
Pricing fees	34
Other	1,203

1,529,996
Less management fees waived	(243,137)

Total operating expenses	1,286,859

NET INVESTMENT LOSS	(605,502)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Distributions from affiliated investment companies	260,409
Distributions from unaffiliated investment companies	3,565,430
Sale of investments in affiliated investment companies	(2,735)
Sale of investments in unaffiliated investment companies	(2,291,640)

Net realized gain	1,531,464

Net change in unrealized appreciation (depreciation) of:
Investments in affiliated investment companies	366,841
Investments in unaffiliated investment companies	12,323,381

Net change in unrealized appreciation (depreciation)	12,690,222

NET REALIZED AND UNREALIZED GAIN	14,221,686

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,616,184

See accompanying notes, which are an integral part of the financial statements.

LVIP American Preservation Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(605,502)	$4,372,289
Net realized gain	1,531,464	459,290
Net change in unrealized appreciation (depreciation)	12,690,222	(5,810,887)

Net increase (decrease) in net assets resulting from operations	13,616,184	(979,308)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,343)
Service Class	—	(5,675,973)

	—	(5,677,316)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,193	7,347
Service Class	136,906,850	237,033,802
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,343
Service Class	—	5,675,973

	136,909,043	242,718,465

Cost of shares redeemed:
Standard Class	(15,296)	(54,507)
Service Class	(51,237,435)	(102,523,225)

	(51,252,731)	(102,577,732)

Increase in net assets derived from capital share transactions	85,656,312	140,140,733

NET INCREASE IN NET ASSETS	99,272,496	133,484,109
NET ASSETS:
Beginning of period	434,767,386	301,283,277

End of period	$534,039,882	$434,767,386

Undistributed (Accumulated) net investment income (loss)	$(306,328)	$299,174

See accompanying notes, which are an integral part of the financial statements.

LVIP American Preservation Fund–5

LVIP American Preservation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Preservation Fund Standard Class
	Six Months
	Ended				8/29/12[2]
	6/30/16[1]	Year Ended			to
	(unaudited)	12/31/15	12/31/14	12/31/13	12/31/12

Net asset value, beginning of period	$9.755	$9.888	$9.788	$10.020	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.005	0.150	0.137	0.153	0.239
Net realized and unrealized gain (loss)	0.284	(0.119)	0.073	(0.264)	(0.187)

Total from investment operations	0.289	0.031	0.210	(0.111)	0.052

Less dividends and distributions from:
Net investment income	—	(0.164)	(0.110)	(0.121)	(0.032)

Total dividends and distributions	—	(0.164)	(0.110)	(0.121)	(0.032)

Net asset value, end of period	$10.044	$9.755	$9.888	$9.788	$10.020

Total return[4]	2.96%	0.31%	2.14%	(1.09% )	0.50%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$70	$81	$128	$224	$10
Ratio of expenses to average net assets[5]	0.18%	0.18%	0.19%	0.23%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.28%	0.28%	0.29%	0.35%	1.39%
Ratio of net investment income to average net assets	0.10%	1.50%	1.38%	1.54%	6.98%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.00%	1.40%	1.28%	1.42%	5.84%
Portfolio turnover	10%	21%	13%	55%	3%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Preservation Fund–6

LVIP American Preservation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Preservation Fund Service Class
	Six Months
	Ended				8/29/12[2]
	6/30/16[1]	Year Ended			to
	(unaudited)	12/31/15	12/31/14	12/31/13	12/31/12

Net asset value, beginning of period	$9.755	$9.888	$9.789	$10.018	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.012)	0.115	0.102	0.118	0.227
Net realized and unrealized gain (loss)	0.284	(0.119)	0.073	(0.262)	(0.188)

Total from investment operations	0.272	(0.004)	0.175	(0.144)	0.039

Less dividends and distributions from:
Net investment income	—	(0.129)	(0.076)	(0.085)	(0.021)

Total dividends and distributions	—	(0.129)	(0.076)	(0.085)	(0.021)

Net asset value, end of period	$10.027	$9.755	$9.888	$9.789	$10.018

Total return[4]	2.79%	(0.04% )	1.78%	(1.43% )	0.39%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$533,970	$434,686	$301,155	$162,846	$32,209
Ratio of expenses to average net assets[5]	0.53%	0.53%	0.54%	0.58%	0.60%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.63%	0.63%	0.64%	0.70%	1.74%
Ratio of net investment income (loss) to average net assets	(0.25% )	1.15%	1.03%	1.19%	6.63%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.35% )	1.05%	0.93%	1.07%	5.49%
Portfolio turnover	10%	21%	13%	55%	3%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Preservation Fund–7

LVIP American Preservation Fund

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A Shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Preservation Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests significantly all of its assets in other open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”), American Funds Insurance Series® Funds and American Funds® retail funds (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek current income, consistent with the preservation of capital.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investments companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2016 and for all open tax years (years ended December 31, 2012–December 31, 2015), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2016, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2016.

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of the Fund. The fee is in addition to the

LVIP American Preservation Fund–8

LVIP American Preservation Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC). LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.10% of the Fund’s average daily net assets. This agreement will continue through at least April 30, 2017, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administrative expenses” on the Statement of Operations. For the six months ended June 30, 2016, costs for these administrative and legal services were as follows:

Administrative	$13,307
Legal	3,425

Lincoln Life also performs daily trading operations. The cost of these services is included in “Accounting and administrative expenses” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounts to $2,816 for the six months ended June 30, 2016.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $4,988 for the six months ended June 30, 2016.

The Fund offers Standard Class and Service Class shares. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual distribution and/or service fee (“12b-1 Fee”) at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the 12b-1 Fee is limited to 0.35% of the average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2016, the Fund had liabilities payable and prepaid expenses to affiliates as follows:

Management fees payable to LIAC	$63,598
Distribution fees payable to LFD	148,375
Prepaid printing and mailing fees to Lincoln Life	756

The Fund operates as a “fund of funds” structure in reliance on an SEC exemptive order (Release No. 29196). One of the conditions of the order requires that LIAC waive fees otherwise payable to it by a fund of fund in an amount at least equal to any compensation received by LIAC and its affiliates from an unaffiliated Underlying Fund, other than advisory fees (if any) paid to LIAC and its affiliates for managing an unaffiliated Underlying Fund. For the six months ended June 30, 2016, LIAC waived $2,816.

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

LVIP American Preservation Fund–9

LVIP American Preservation Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Affiliated investment companies, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds). Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the six months ended June 30, 2016, were as follows:

	Value 12/31/15	Purchases	Sales	Net Realized Gain (Loss)	Value 6/30/16	Dividends	Capital Gain Distributions
American Funds Insurance Series® - Mortgage Bond Fund	$21,819,222	$5,320,399	$799,542	$(2,735)	$26,704,185	$63,919	$260,409
LVIP Government Money Market Fund	13,093,130	2,562,737	5,029,734	—	10,626,133	1,613	—

Total	$34,912,352	$7,883,136	$5,829,276	$(2,735)	$37,330,318	$65,532	$260,409

3. Investments

For the six months ended June 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$136,341,929
Sales	47,759,805

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$528,824,750

Aggregate unrealized appreciation	$6,437,945
Aggregate unrealized depreciation	(117,170)

Net unrealized appreciation	$6,320,775

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2015, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$210,691	$—	$210,691

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

LVIP American Preservation Fund–10

LVIP American Preservation Fund

Notes to Financial Statements (continued)

3. Investments (continued)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments)

(e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

Level 1
Investment Companies	$535,145,525

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/16	Year Ended 12/31/15
Shares sold:
Standard Class	221	737
Service Class	13,876,834	23,832,812
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	138
Service Class	—	581,777

	13,877,055	24,415,464

Shares redeemed:
Standard Class	(1,543)	(5,481)
Service Class	(5,185,110)	(10,309,427)

	(5,186,653)	(10,314,908)

Net increase	8,690,402	14,100,556

5. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

6. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP American Preservation Fund–11

LVIP AQR Enhanced Global Strategies Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2016

LVIP AQR Enhanced Global Strategies Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP AQR Enhanced Global Strategies Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2016 to June 30, 2016

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers and reimbursements in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*
Actual
Standard Class Shares	$1,000.00	$979.40	0.70%	$3.45
Service Class Shares	1,000.00	978.20	0.95%	4.67
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.38	0.70%	$3.52
Service Class Shares	1,000.00	1,020.14	0.95%	4.77

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP AQR Enhanced Global Strategies Fund–1

LVIP AQR Enhanced Global Strategies Fund

Security Type/Sector Allocations, Top 10 Equity Holdings and Geography Allocations (unaudited)

As of June 30, 2016

Sector and geographical designations may be different than those presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	77.07%
U.S. Markets	44.81%
Aerospace & Defense	1.90%
Airlines	1.49%
Auto Components	0.27%
Automobiles	0.26%
Banks	2.14%
Beverages	0.67%
Biotechnology	1.04%
Building Products	0.26%
Capital Markets	0.04%
Chemicals	0.80%
Commercial Services & Supplies	0.23%
Communications Equipment	0.40%
Consumer Finance	0.18%
Containers & Packaging	0.19%
Diversified Financial Services	0.43%
Diversified Telecommunication Services	0.45%
Electric Utilities	2.12%
Electronic Equipment, Instruments & Components	0.46%
Food & Staples Retailing	0.88%
Food Products	2.71%
Health Care Equipment & Supplies	0.23%
Health Care Providers & Services	3.25%
Hotels, Restaurants & Leisure	1.62%
Household Durables	0.20%
Household Products	1.26%
Independent Power & Renewable Electricity Producers	0.15%
Industrial Conglomerates	0.16%
Insurance	1.55%
Internet & Catalog Retail	0.69%
Internet Software & Services	2.07%
IT Services	0.68%
Leisure Products	0.18%
Life Sciences Tools & Services	0.34%
Machinery	0.05%
Media	0.93%
Multiline Retail	0.22%
Multi-Utilities	0.66%
Oil, Gas & Consumable Fuels	2.12%
Pharmaceuticals	2.00%
Professional Services	0.38%
Real Estate Investment Trusts	1.45%
Road & Rail	0.04%
Semiconductors & Semiconductor Equipment	1.14%
Software	2.05%
Specialty Retail	1.76%
Technology Hardware, Storage & Peripherals	1.84%

Security Type/Sector	Percentage of Net Assets
Textiles, Apparel & Luxury Goods	0.11%
Tobacco	0.76%
Developed Markets	32.10%
Aerospace & Defense	0.21%
Air Freight & Logistics	0.42%
Airlines	0.57%
Auto Components	0.19%
Automobiles	0.61%
Banks	1.91%
Beverages	0.55%
Biotechnology	0.14%
Building Products	0.03%
Capital Markets	0.56%
Chemicals	1.00%
Commercial Services & Supplies	0.17%
Communications Equipment	0.10%
Construction & Engineering	0.89%
Diversified Financial Services	0.23%
Diversified Telecommunication Services	1.17%
Electric Utilities	0.77%
Electrical Equipment	0.95%
Electronic Equipment, Instruments & Components	0.04%
Food & Staples Retailing	0.62%
Food Products	1.48%
Health Care Equipment & Supplies	0.08%
Health Care Providers & Services	0.13%
Hotels, Restaurants & Leisure	0.32%
Household Durables	1.13%
Household Products	0.19%
Industrial Conglomerates	0.06%
Insurance	2.97%
Internet Software & Services	0.25%
IT Services	0.70%
Leisure Products	0.16%
Life Sciences Tools & Services	0.28%
Machinery	0.03%
Marine	0.04%
Media	0.70%
Metals & Mining	2.24%
Multiline Retail	0.11%
Multi-Utilities	0.44%
Oil, Gas & Consumable Fuels	1.81%
Paper & Forest Products	0.15%
Personal Products	0.20%
Pharmaceuticals	2.90%
Professional Services	0.49%
Real Estate Investment Trusts	0.33%
Real Estate Management & Development	0.73%
Road & Rail	0.29%

LVIP AQR Enhanced Global Strategies Fund–2

LVIP AQR Enhanced Global Strategies Fund

Security Type/Sector Allocations, Top 10 Equity Holdings and Geography Allocations (continued)

Security Type/Sector	Percentage of Net Assets
Semiconductors & Semiconductor Equipment	0.40%
Software	0.35%
Specialty Retail	0.27%
Technology Hardware, Storage & Peripherals	0.25%
Textiles, Apparel & Luxury Goods	0.23%
Tobacco	1.16%
Wireless Telecommunication Services	0.10%
Emerging Markets	0.16%
Machinery	0.16%
Preferred Stock	0.04%
Right	0.01%
Investment Companies	9.55%
Money Market Fund	12.23%
Total Value of Securities	98.90%
Receivables and Other Assets Net of Liabilities	1.10%
Total Net Assets	100.00%

Holdings are for informational purpose only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Apple	1.16%
Microsoft	1.15%
Alphabet	1.02%
FirstEnergy	0.98%
Procter & Gamble	0.94%
Johnson & Johnson	0.87%
Nestle	0.84%
PNC Financial Services Group	0.84%
UnitedHealth Group	0.80%
Tyson Foods	0.78%
Total	9.38%

Geography	Percentage of Net Assets
Australia	1.64%
Belgium	0.37%
Canada	2.61%
China	0.16%
Denmark	1.02%
Finland	0.46%
France	2.94%
Germany	2.16%
Hong Kong	1.10%
Italy	0.64%
Japan	6.39%
Netherlands	1.43%
Spain	1.09%
Sweden	1.17%
Switzerland	3.01%
United Kingdom	5.03%
United States	55.45%
Total	86.67%

IT–Information Technology

LVIP AQR Enhanced Global Strategies Fund–3

LVIP AQR Enhanced Global Strategies Fund

Statement of Net Assets

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–77.07%
U.S. MARKETS–44.81%
Aerospace & Defense–1.90%
Boeing	305	$39,611
General Dynamics	346	48,177
L-3 Communications Holdings	163	23,910
Lockheed Martin	23	5,708
Northrop Grumman	373	82,910
Raytheon	249	33,852
Textron	285	10,420
United Technologies	34	3,487

		248,075

Airlines–1.49%
Delta Air Lines	1,554	56,612
Southwest Airlines	1,796	70,421
†United Continental Holdings	1,637	67,183

		194,216

Auto Components–0.27%
Goodyear Tire & Rubber	724	18,578
Lear	162	16,485

		35,063

Automobiles–0.26%
General Motors	1,199	33,932

		33,932

Banks–2.14%
Citigroup	516	21,873
Citizens Financial Group	1,192	23,816
JPMorgan Chase	553	34,363
PNC Financial Services Group	1,341	109,144
SunTrust Banks	874	35,904
Wells Fargo	1,155	54,666

		279,766

Beverages–0.67%
Coca-Cola	234	10,607
Dr Pepper Snapple Group	94	9,083
PepsiCo	635	67,272

		86,962

Biotechnology–1.04%
Amgen	221	33,625
†Biogen	21	5,078
Gilead Sciences	494	41,210
†Ionis Pharmaceuticals	687	16,000
†Medivation	52	3,136
†United Therapeutics	347	36,754

		135,803

Building Products–0.26%
Masco	1,110	34,343

		34,343

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Capital Markets–0.04%
Morgan Stanley	178	$4,624

		4,624

Chemicals–0.80%
Dow Chemical	364	18,094
EI du Pont de Nemours	295	19,116
LyondellBasell Industries Class A	471	35,052
Monsanto	138	14,271
W.R. Grace	253	18,522

		105,055

Commercial Services & Supplies–0.23%
Cintas	115	11,285
Waste Management	281	18,622

		29,907

Communications Equipment–0.40%
Cisco Systems	1,500	43,035
†F5 Networks	51	5,806
Juniper Networks	134	3,014

		51,855

Consumer Finance–0.18%
Capital One Financial	46	2,921
Discover Financial Services	100	5,359
†Synchrony Financial	619	15,648

		23,928

Containers & Packaging–0.19%
International Paper	403	17,079
Sealed Air	160	7,355

		24,434

Diversified Financial Services–0.43%
†Berkshire Hathaway Class B	386	55,889

		55,889

Diversified Telecommunication Services–0.45%
AT&T	78	3,370
Verizon Communications	999	55,784

		59,154

Electric Utilities–2.12%
American Electric Power	743	52,077
Entergy	635	51,657
Exelon	876	31,851
FirstEnergy	3,662	127,840
Pinnacle West Capital	123	9,970
PPL	77	2,907

		276,302

Electronic Equipment, Instruments & Components–0.46%
†Arrow Electronics	611	37,821

LVIP AQR Enhanced Global Strategies Fund–4

LVIP AQR Enhanced Global Strategies Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Electronic Equipment, Instruments & Components (continued)
Avnet	554	$22,443

		60,264

Food & Staples Retailing–0.88%
CVS Health	112	10,723
Kroger	85	3,127
†Rite Aid	307	2,299
Walgreens Boots Alliance	156	12,990
Wal-Mart Stores	1,182	86,310

		115,449

Food Products–2.71%
Archer-Daniels-Midland	1,371	58,802
Bunge	660	39,039
ConAgra Foods	1,385	66,217
General Mills	152	10,841
Kraft Heinz	200	17,696
Mead Johnson Nutrition	263	23,867
Mondelez International	772	35,134
Tyson Foods Class A	1,525	101,855

		353,451

Health Care Equipment & Supplies–0.23%
C.R. Bard	30	7,055
†Edwards Lifesciences	115	11,469
†Hologic	326	11,280

		29,804

Health Care Providers & Services–3.25%
Aetna	143	17,465
AmerisourceBergen	427	33,870
Anthem	420	55,163
Cardinal Health	333	25,977
Cigna	74	9,471
†Express Scripts Holding	323	24,483
†HCA Holdings	360	27,724
Humana	15	2,698
McKesson	324	60,475
@Quest Diagnostics	536	43,636
UnitedHealth Group	739	104,347
Universal Health Services Class B	145	19,446

		424,755

Hotels, Restaurants & Leisure–1.62%
Carnival	961	42,476
Darden Restaurants	585	37,054
Hilton Worldwide Holdings	854	19,241
Las Vegas Sands	1,026	44,621
†MGM Resorts International	124	2,806
Starwood Hotels & Resorts Worldwide	54	3,993
Yum Brands	740	61,361

		211,552

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Household Durables–0.20%
DR Horton	832	$26,191

		26,191

Household Products–1.26%
Kimberly-Clark	300	41,244
Procter & Gamble	1,449	122,687

		163,931

Independent Power & Renewable Electricity Producers–0.15%
AES	1,526	19,045

		19,045

Industrial Conglomerates–0.16%
General Electric	663	20,871

		20,871

Insurance–1.55%
Allstate	1,010	70,650
American International Group	523	27,662
Hartford Financial Services Group	527	23,388
MetLife	430	17,127
Progressive	392	13,132
Travelers	423	50,354

		202,313

Internet & Catalog Retail–0.69%
†Amazon.com	120	85,874
†Priceline Group	3	3,745

		89,619

Internet Software & Services–2.07%
†Akamai Technologies	148	8,278
†Alphabet Class A	93	65,428
†Alphabet Class C	97	67,134
†eBay	1,953	45,720
†Facebook Class A	675	77,139
†LinkedIn Class A	36	6,813

		270,512

IT Services–0.68%
Accenture Class A	182	20,619
†Cognizant Technology Solutions Class A	456	26,101
International Business Machines	70	10,625
Total System Services	66	3,505
@Xerox	2,962	28,109

		88,959

Leisure Products–0.18%
Hasbro	279	23,433

		23,433

Life Sciences Tools & Services–0.34%
Agilent Technologies	761	33,758

LVIP AQR Enhanced Global Strategies Fund–5

LVIP AQR Enhanced Global Strategies Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Life Sciences Tools & Services (continued)
†Quintiles Transnational Holdings	163	$10,647

		44,405

Machinery–0.05%
Cummins	64	7,196

		7,196

Media–0.93%
†Charter Communications Class A	40	9,058
Comcast Class A	218	14,211
Interpublic Group	1,052	24,301
News Class A	366	4,154
Time Warner	316	23,239
Viacom Class B	920	38,152
Walt Disney	90	8,804

		121,919

Multiline Retail–0.22%
Macy’s	565	18,990
Target	134	9,356

		28,346

Multi-Utilities–0.66%
Ameren	550	29,469
Public Service Enterprise Group	1,211	56,445

		85,914

Oil, Gas & Consumable Fuels–2.12%
Chevron	76	7,967
Exxon Mobil	502	47,058
HollyFrontier	1,106	26,290
Kinder Morgan	1,205	22,558
Marathon Petroleum	1,225	46,501
Phillips 66	299	23,723
Tesoro	663	49,672
Valero Energy	942	48,042
Williams	205	4,434

		276,245

Pharmaceuticals–2.00%
Eli Lilly & Co.	95	7,481
Johnson & Johnson	938	113,779
†Mallinckrodt	312	18,963
Merck	800	46,088
†Mylan	365	15,783
Pfizer	1,622	57,111
†Valeant Pharmaceuticals International	100	2,016

		261,221

Professional Services–0.38%
ManpowerGroup	217	13,962
Robert Half International	929	35,451

		49,413

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Investment Trusts–1.45%
American Tower	150	$17,042
AvalonBay Communities	42	7,576
Boston Properties	100	13,190
Crown Castle International	100	10,143
Digital Realty Trust	49	5,341
Equinix	19	7,367
Equity Residential	100	6,888
Essex Property Trust	21	4,790
Extra Space Storage	42	3,887
Federal Realty Investment Trust	25	4,139
General Growth Properties	200	5,964
HCP	168	5,944
Host Hotels & Resorts	334	5,414
Kimco Realty	148	4,644
Macerich	48	4,099
Prologis	200	9,808
Public Storage	47	12,013
Realty Income	79	5,479
Simon Property Group	100	21,690
SL Green Realty	34	3,620
Ventas	100	7,282
Vornado Realty Trust	100	10,012
Welltower	100	7,617
Weyerhaeuser	200	5,954

		189,903

Road & Rail–0.04%
CSX	205	5,346

		5,346

Semiconductors & Semiconductor Equipment–1.14%
Intel	1,206	39,557
Lam Research	78	6,557
Maxim Integrated Products	646	23,056
†Micron Technology	576	7,926
QUALCOMM	713	38,195
Texas Instruments	442	27,691
Xilinx	124	5,720

		148,702

Software–2.05%
Activision Blizzard	80	3,170
†Citrix Systems	453	36,281
†Electronic Arts	101	7,652
Microsoft	2,943	150,592
†Nuance Communications	1,180	18,443
Oracle	1,043	42,690
†VMware Class A	146	8,354

		267,182

Specialty Retail–1.76%
Best Buy	929	28,427

LVIP AQR Enhanced Global Strategies Fund–6

LVIP AQR Enhanced Global Strategies Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Specialty Retail (continued)
Dick’s Sporting Goods	363	$16,357
Foot Locker	207	11,356
Home Depot	520	66,399
Lowe’s	828	65,553
Ross Stores	156	8,844
Staples	1,936	16,688
TJX	200	15,446

		229,070

Technology Hardware, Storage & Peripherals–1.84%
Apple	1,589	151,908
EMC	606	16,465
Hewlett Packard Enterprise	658	12,022
HP	4,782	60,014

		240,409

Textiles, Apparel & Luxury Goods–0.11%
PVH	153	14,417

		14,417

Tobacco–0.76%
Altria Group	1,106	76,270
Philip Morris International	228	23,192

		99,462

Total U.S. Markets (Cost $5,498,833)		5,848,607

§DEVELOPED MARKETS–32.10%
Aerospace & Defense–0.21%
†Leonardo-Finmeccanica	562	5,683
Thales	263	21,841

		27,524

Air Freight & Logistics–0.42%
Royal Mail	8,205	55,126

		55,126

Airlines–0.57%
Deutsche Lufthansa	2,316	27,230
International Consolidated Airlines Group	2,279	11,284
Japan Airlines	1,100	35,390

		73,904

Auto Components–0.19%
Magna International	203	7,126
NHK Spring	800	6,493
Nokian Renkaat	308	11,039

		24,658

Automobiles–0.61%
Ferrari	64	2,627

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Automobiles (continued)
Fiat Chrysler Automobiles	685	$4,217
Fuji Heavy Industries	600	20,624
Mazda Motor	1,400	18,527
Mitsubishi Motors	2,500	11,541
†Peugeot	1,875	22,474

		80,010

Banks–1.91%
Banco Santander	7,146	27,731
Bankia	9,094	6,620
Barclays	14,292	26,582
BNP Paribas	481	21,095
Commerzbank	2,566	16,711
HSBC Holdings	1,705	10,563
ING Groep CVA	1,036	10,718
Mitsubishi UFJ Financial Group	1,886	8,455
Mizuho Financial Group	4,000	5,756
National Australia Bank	551	10,579
Resona Holdings	4,900	17,909
Societe Generale	1,243	38,888
Sumitomo Mitsui Financial Group	600	17,325
UniCredit	13,595	29,899

		248,831

Beverages–0.55%
Coca-Cola HBC	2,688	54,390
SABMiller	298	17,379

		71,769

Biotechnology–0.14%
Shire	287	17,737
Shire ADR	1	124

		17,861

Building Products–0.03%
Cie de Saint-Gobain	102	3,866

		3,866

Capital Markets–0.56%
3i Group	276	2,025
ICAP	544	3,061
Investec	2,420	15,042
Macquarie Group	704	36,646
Mediobanca	2,736	15,764

		72,538

Chemicals–1.00%
Evonik Industries	1,057	31,508
Hitachi Chemical	600	11,206
Kaneka	1,000	6,672
Mitsui Chemicals	11,000	40,422
Nitto Denko	100	6,343
Sumitomo Chemical	4,000	16,504

LVIP AQR Enhanced Global Strategies Fund–7

LVIP AQR Enhanced Global Strategies Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Chemicals (continued)
Syngenta	30	$11,515
Teijin	2,000	6,627

		130,797

Commercial Services & Supplies–0.17%
ISS	582	21,889

		21,889

Communications Equipment–0.10%
Nokia	1,078	6,140
Telefonaktiebolaget LM Ericsson Class B	844	6,484

		12,624

Construction & Engineering–0.89%
ACS Actividades de Construccion y Servicios	1,156	31,708
†Brookfield Business Partners	3	57
CIMIC Group	2,111	56,992
Obayashi	700	7,453
Vinci	281	19,829

		116,039

Diversified Financial Services–0.23%
ASX	46	1,584
Deutsche Boerse	52	4,272
Hong Kong Exchanges and Clearing	300	7,310
Investor Class B	123	4,132
ORIX	1,000	12,940

		30,238

Diversified Telecommunication Services–1.17%
BT Group	1,644	9,036
Deutsche Telekom	1,073	18,297
Elisa	314	12,065
HKT Trust	3,000	4,323
Nippon Telegraph & Telephone	500	23,447
Orange	3,122	50,765
PCCW	1,000	672
Proximus SADP	374	11,885
TDC	3,485	17,078
Telstra	1,194	4,991

		152,559

Electric Utilities–0.77%
Chubu Electric Power	845	12,025
Endesa	2,999	60,176
Enel	1,745	7,747
Fortum	271	4,354
†Tokyo Electric Power Holdings	3,900	16,517

		100,819

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Electrical Equipment–0.95%
Mitsubishi Electric	1,000	$11,938
OSRAM Licht	1,548	80,429
Prysmian	809	17,757
Vestas Wind Systems	199	13,526

		123,650

Electronic Equipment, Instruments & Components–0.04%
Hitachi High-Technologies	200	5,474

		5,474

Food & Staples Retailing–0.62%
Alimentation Couche-Tard Class B	212	9,104
Delhaize Group	30	3,169
Empire Class A	312	4,639
Koninklijke Ahold	1,713	37,827
METRO	714	21,960
Seven & i Holdings	100	4,193

		80,892

Food Products–1.48%
Ajinomoto	1,000	23,561
†Aryzta	294	10,865
MEIJI Holdings	300	30,827
Nestle	1,414	109,554
#WH Group 144A	23,500	18,612

		193,419

Health Care Equipment & Supplies–0.08%
Hoya	300	10,715

		10,715

Health Care Providers & Services–0.13%
Medipal Holdings	200	3,288
Suzuken Aichi	430	13,535

		16,823

Hotels, Restaurants & Leisure–0.32%
Flight Centre Travel Group	471	11,205
SJM Holdings	9,000	5,511
William Hill	7,473	25,741

		42,457

Household Durables–1.13%
Barratt Developments	952	5,173
Berkeley Group Holdings	170	5,741
Electrolux Class B	1,569	42,779
Panasonic	2,200	18,928
Persimmon	1,409	27,323
Sekisui House	100	1,751
Sony	300	8,839
Taylor Wimpey	16,103	28,568
Techtronic Industries	2,000	8,352

		147,454

LVIP AQR Enhanced Global Strategies Fund–8

LVIP AQR Enhanced Global Strategies Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Household Products–0.19%
Svenska Cellulosa Class B	791	$25,415

		25,415

Industrial Conglomerates–0.06%
Siemens	81	8,312

		8,312

Insurance–2.97%
Ageas	963	33,473
AIA Group	800	4,811
Allianz	201	28,674
Axis Capital Holdings	1,094	60,170
CNP Assurances	1,076	15,875
Dai-ichi Life Insurance	300	3,358
Direct Line Insurance Group	1,003	4,637
Great-West Lifeco Class A	100	2,638
Hannover Rueck	267	27,976
Industrial Alliance Insurance & Financial Services	1,289	40,517
MS&AD Insurance Group Holdings	1,000	25,910
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	169	28,340
NN Group	1,571	43,247
Power Corp of Canada	100	2,129
QBE Insurance Group	425	3,357
SCOR	195	5,765
Sompo Japan Nipponkoa Holdings	600	15,967
Swiss Life Holding	90	20,799
Swiss Re	231	20,176

		387,819

Internet Software & Services–0.25%
Mixi	800	33,076

		33,076

IT Services–0.70%
Atos	556	45,842
Cap Gemini	353	30,461
†CGI Group Class A	257	10,979
Computershare	114	788
Fujitsu	1,000	3,677

		91,747

Leisure Products–0.16%
Bandai Namco Holdings	600	15,484
Yamaha	200	5,391

		20,875

Life Sciences Tools & Services–0.28%
†Lonza Group	217	36,046

		36,046

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Machinery–0.03%
JTEKT	300	$3,400

		3,400

Marine–0.04%
Nippon Yusen	3,000	5,278

		5,278

Media–0.70%
Hakuhodo DY Holdings	400	4,794
Lagardere	535	11,637
Pearson	412	5,359
Publicis Groupe	46	3,078
Sky	297	3,375
Wolters Kluwer	1,006	40,734
WPP	1,092	22,759

		91,736

Metals & Mining–2.24%
Agnico Eagle Mines	60	3,211
Barrick Gold	1,749	37,337
BHP Billiton	3,724	48,036
Boliden	1,306	25,525
Fortescue Metals Group	6,855	18,344
†Glencore	15,172	31,271
Goldcorp	878	16,800
†Kinross Gold	5,562	27,294
†Newcrest Mining	183	3,172
Rio Tinto	940	29,203
†Turquoise Hill Resources	8,249	27,902
Yamana Gold	4,666	24,270

		292,365

Multiline Retail–0.11%
Dollarama	81	5,655
Harvey Norman Holdings	1,399	4,868
Isetan Mitsukoshi Holdings	500	4,450

		14,973

Multi-Utilities–0.44%
E.ON	4,136	41,752
Engie	1,004	16,121

		57,873

Oil, Gas & Consumable Fuels–1.81%
BP	6,577	38,499
Caltex Australia	888	21,410
Cameco	4,376	48,063
Cenovus Energy	687	9,502
Crescent Point Energy	100	1,580
Husky Energy	1,055	12,878
Origin Energy	1,565	6,838
Repsol	1,138	14,588
Royal Dutch Shell Class A	136	3,735

LVIP AQR Enhanced Global Strategies Fund–9

LVIP AQR Enhanced Global Strategies Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Oil, Gas & Consumable Fuels (continued)
Royal Dutch Shell Class B	893	$24,672
Santos	1,966	6,959
Suncor Energy	1,506	41,778
Woodside Petroleum	253	5,130

		235,632

Paper & Forest Products–0.15%
Mondi	1,033	19,340

		19,340

Personal Products–0.20%
Kao	200	11,648
Unilever	315	15,093

		26,741

Pharmaceuticals–2.90%
Astellas Pharma	2,500	39,206
Bayer	126	12,655
Daiichi Sankyo	300	7,289
†Endo International	2,168	33,799
Galenica	17	22,917
GlaxoSmithKline	521	11,189
Mitsubishi Tanabe Pharma	600	10,841
Novartis	540	44,571
Orion Class B	675	26,210
Roche Holding	271	71,511
Sanofi	781	64,888
Shionogi	600	32,800

		377,876

Professional Services–0.49%
Adecco	885	44,638
Randstad Holding	490	19,596

		64,234

Real Estate Investment Trusts–0.33%
British Land	312	2,533
Goodman Group	814	4,366
Japan Retail Fund Investment	2	5,107
Klepierre	77	3,398
Land Securities Group	258	3,590
Link REIT	1,000	6,838
Scentre Group	1,243	4,604
Unibail-Rodamco	32	8,278
Westfield	470	3,775

		42,489

Real Estate Management & Development–0.73%
Brookfield Asset Management	150	4,962
Cheung Kong Property Holdings	500	3,150
Daiwa House Industry	200	5,873
Hulic	100	1,054
Kerry Properties	6,500	16,093

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Real Estate Management & Development (continued)
LendLease Group	830	$7,884
New World Development	24,000	24,441
Sino Land	16,000	26,344
Tokyu Fudosan Holdings	100	624
Wheelock	1,000	4,698

		95,123

Road & Rail–0.29%
Nippon Express	4,000	18,279
West Japan Railway	300	19,012

		37,291

Semiconductors & Semiconductor Equipment–0.40%
ASM Pacific Technology	100	719
ASML Holding	98	9,647
Infineon Technologies	652	9,439
Marvell Technology Group	3,336	31,792

		51,597

Software–0.35%
Konami Holdings	500	19,075
Nexon	1,800	26,640

		45,715

Specialty Retail–0.27%
Kingfisher	4,154	17,842
Shimamura	100	14,879
†Sports Direct International	500	2,141

		34,862

Technology Hardware, Storage & Peripherals–0.25%
FUJIFILM Holdings	400	15,520
Konica Minolta	1,200	8,742
Seiko Epson	500	8,016

		32,278

Textiles, Apparel & Luxury Goods–0.23%
†Michael Kors Holdings	380	18,802
Yue Yuen Industrial Holdings	3,000	11,890

		30,692

Tobacco–1.16%
British American Tobacco	119	7,715
Imperial Tobacco Group	1,397	75,763
Japan Tobacco	477	19,224
Swedish Match	1,385	48,334

		151,036

Wireless Telecommunication Services–0.10%
NTT DOCOMO	500	13,484

		13,484

Total Developed Markets (Cost $4,271,363)		4,189,241

LVIP AQR Enhanced Global Strategies Fund–10

LVIP AQR Enhanced Global Strategies Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS–0.16%
Machinery–0.16%
Yangzijiang Shipbuilding Holdings	31,200	$20,926

		20,926

Total Emerging Markets (Cost $22,384)		20,926

Total Common Stock (Cost $9,792,580)		10,058,774

PREFERRED STOCK–0.04%
Porsche Automobil Holding 2.30%	108	4,992

Total Preferred Stock (Cost $5,265)		4,992

	Number of Shares	Value (U.S. $)

RIGHT–0.01%
Spain–0.01%
†ACS Actividades de Construccion y Servicios	1,156	$812

Total Right (Cost $807)		812

INVESTMENT COMPANIES–9.55%
AQR Managed Futures Strategy Fund Class I	29,828	310,213
AQR Style Premia Alternative Fund Class I	92,634	935,605

Total Investment Companies (Cost $1,232,040)		1,245,818

MONEY MARKET FUND–12.23%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	1,596,103	1,596,103

Total Money Market Fund (Cost $1,596,103)		1,596,103

TOTAL VALUE OF SECURITIES–98.90% (Cost $12,626,795)	$12,906,499
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.10%	144,015

NET ASSETS APPLICABLE TO 1,296,931 SHARES OUTSTANDING–100.00%	$13,050,514

NET ASSET VALUE PER SHARE–LVIP AQR ENHANCED GLOBAL STRATEGIES FUND STANDARD CLASS ($1,076,489 / 106,852 Shares)	$10.075
NET ASSET VALUE PER SHARE–LVIP AQR ENHANCED GLOBAL STRATEGIES FUND SERVICE CLASS ($11,974,025 / 1,190,079 Shares)	$10.062

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$13,070,763
Undistributed net investment income	88,861
Accumulated net realized loss on investments	(395,285)
Net unrealized appreciation of investments and derivatives	286,175

Total net assets	$13,050,514

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2016, the aggregate value of Rule 144A securities was $18,612, which represents 0.14% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

†	Non-income producing for the period.

«

Includes $14,181 cash collateral held at broker and $1,156 foreign currencies collateral held at broker for futures contracts, at value, $8,925 due to manager and affiliates, $11,291 expense reimbursement receivable from Lincoln Investment Advisors Corporation and $13,025 payable for fund shares redeemed as of June 30, 2016.

@	Illiquid security. At June 30, 2016, the aggregate value of illiquid securities was $71,745, which represents 0.55% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

LVIP AQR Enhanced Global Strategies Fund–11

LVIP AQR Enhanced Global Strategies Fund

Statement of Net Assets (continued)

§  Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

The following futures contracts were outstanding at June 30, 2016:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1	10 yr Mini JGB	$ 147,175	$ 147,998	9/12/16	$ 823
2	E-mini S&P 500 Index	207,847	209,020	9/19/16	1,173
1	Euro-Bund	183,564	185,461	9/9/16	1,897
(1)	Long Gilt	(165,273)	(171,052)	9/29/16	(5,779)
4	U.S. Treasury 10 yr Notes	522,742	531,937	9/22/16	9,195
					$ 7,309

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

ADR–American Depositary Receipt

IT–Information Technology

JGB–Japanese Government Bond

REIT–Real Estate Investment Trust

yr–Year

See accompanying notes, which are an integral part of the financial statements.

LVIP AQR Enhanced Global Strategies Fund–12

LVIP AQR Enhanced Global Strategies Fund

Statement of Operations

Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME:
Dividends	$163,615
Foreign tax withheld	(10,486)

153,129

EXPENSES:
Management fees	44,346
Professional fees	31,366
Distribution fees-Service Class	14,741
Pricing fees	13,997
Custodian fees	5,847
Reports and statements to shareholders	4,915
Accounting and administration expenses	1,711
Consulting fees	855
Trustees’ fees and expenses	206
Other	71

118,055
Less management fees waived	(5,784)
Less expenses reimbursed	(52,541)

Total operating expenses	59,730

NET INVESTMENT INCOME	93,399

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(273,655)
Foreign currencies	682
Foreign currency exchange contracts	1,342
Futures contracts	27,849

Net realized loss	(243,782)

Net change in unrealized appreciation (depreciation) of:
Investments	(142,085)
Foreign currencies	(445)
Futures contracts	9,238

Net change in unrealized appreciation (depreciation)	(133,292)

NET REALIZED AND UNREALIZED LOSS	(377,074)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(283,675)

See accompanying notes, which are an integral part of the financial statements.

LVIP AQR Enhanced Global Strategies Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$93,399	$173,454
Net realized loss	(243,782)	(67,288)
Net change in unrealized appreciation (depreciation)	(133,292)	80,647

Net increase (decrease) in net assets resulting from operations	(283,675)	186,813

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(17,027)
Service Class	—	(157,442)
Return of capital:
Standard Class	—	(249)
Service Class	—	(2,740)

	—	(177,458)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,594	18,367
Service Class	197,884	1,405,592

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	17,276
Service Class	—	160,182

	201,478	1,601,417

Cost of shares redeemed:
Standard Class	(6,773)	(12,762)
Service Class	(102,749)	(109,535)

	(109,522)	(122,297)

Increase in net assets derived from capital share transactions	91,956	1,479,120

NET INCREASE (DECREASE) IN NET ASSETS	(191,719)	1,488,475
NET ASSETS:
Beginning of period	13,242,233	11,753,758

End of period	$13,050,514	$13,242,233

Undistributed (distributions in excess of) net investment income	$88,861	$(4,538)

See accompanying notes, which are an integral part of the financial statements.

LVIP AQR Enhanced Global Strategies Fund–13

LVIP AQR Enhanced Global Strategies Fund

Financial Highlights

Select data for each share of the Fund outstanding through each period were as follows:

	LVIP AQR Enhanced Global Strategies Fund Standard Class
	Six Months Ended 6/30/16[1] (unaudited)	Year Ended 12/31/15	5/1/14[2] to 12/31/14
Net asset value, beginning of period	$ 10.287	$10.249	$10.000

Income from investment operations:
Net investment income[3]	0.083	0.169	0.186
Net realized and unrealized gain (loss)	(0.295)	0.033	0.254
Total from investment operations	(0.212)	0.202	0.440

Less dividends and distributions from:
Net investment income	—	(0.162)	(0.190)
Return of capital	—	(0.002)	(0.001)
Total dividends and distributions	—	(0.164)	(0.191)

Net asset value, end of period	$ 10.075	$10.287	$10.249

Total return[4]	(2.06%)	1.96%	4.39%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 1,077	$ 1,102	$ 1,076
Ratio of expenses to average net assets[5]	0.70%	0.70%	0.70%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	1.61%	1.66%	1.89%
Ratio of net investment income to average net assets	1.68%	1.61%	2.70%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.77%	0.65%	1.51%
Portfolio turnover	40%	72%	44%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP AQR Enhanced Global Strategies Fund–14

LVIP AQR Enhanced Global Strategies Fund

Financial Highlights (continued)

Select data for each share of the Fund outstanding through each period were as follows:

	LVIP AQR Enhanced Global Strategies Fund Service Class
	Six Months Ended 6/30/16[1] (unaudited)	Year Ended 12/31/15	5/1/14[2] to 12/31/14
Net asset value, beginning of period	$ 10.286	$10.249	$10.000

Income from investment operations:
Net investment income[3]	0.071	0.142	0.169
Net realized and unrealized gain (loss)	(0.295)	0.032	0.254
Total from investment operations	(0.224)	0.174	0.423

Less dividends and distributions from:
Net investment income	—	(0.135)	(0.173)
Return of capital	—	(0.002)	(0.001)
Total dividends and distributions	—	(0.137)	(0.174)

Net asset value, end of period	$ 10.062	$10.286	$10.249

Total return[4]	(2.18%)	1.69%	4.22%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 11,974	$12,140	$10,678
Ratio of expenses to average net assets[5]	0.95%	0.95%	0.95%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	1.86%	1.91%	2.14%
Ratio of net investment income to average net assets	1.43%	1.36%	2.45%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.52%	0.40%	1.26%
Portfolio turnover	40%	72%	44%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP AQR Enhanced Global Strategies Fund–15

LVIP AQR Enhanced Global Strategies Fund

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP AQR Enhanced Global Strategies Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek long-term growth of capital.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities and exchange-traded funds (ETFs), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are valued at the last quoted sale price on the valuation date. U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at published net asset value. Foreign currency exchange contracts are valued at the mean between their bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2016 and for all open tax years (years ended December 31, 2014–December 31, 2015), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2016, the Fund did not incur any interest or penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not separate the portion of realized gains and losses on investments, resulting from changes in foreign exchange rates from that which is due to changes in market prices. The changes are included in net realized and unrealized gain or loss on investments. The Fund reports

LVIP AQR Enhanced Global Strategies Fund–16

LVIP AQR Enhanced Global Strategies Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of the distributions by the issuer or management estimate. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Withholding taxes on foreign dividends and interest are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2016.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2016.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.69% of the average daily net assets of the Fund. LIAC has contractually agreed to waive 0.09% of the average daily net assets of the Fund’s advisory fee. The agreement will continue at least through April 30, 2017, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

LIAC has contractually agreed to waive its fees and/or reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.70% of the average daily net assets for the Standard Class and 0.95% for the Service Class. The agreement will continue at least through April 30, 2017, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

AQR Capital Management, LLC (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For its services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2016, costs for these administrative and legal services were as follows:

Administrative	$414
Legal	113

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $916 for the six months ended June 30, 2016.

LVIP AQR Enhanced Global Strategies Fund–17

LVIP AQR Enhanced Global Strategies Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

The Fund offers Standard Class and Service Class shares. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual distribution and/or service fee (“12b-1 Fee”) at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the 12b-1 Fee is limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2016, the Fund had receivables from and liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$11,291
Management fees payable to LIAC	6,449
Distribution fees payable to LFD	2,466
Printing and mailing fees payable to Lincoln Life	10

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

At June 30, 2016, Lincoln Life owned 96.83% of the Standard Class and 77.92% of the Service Class shares of the Fund.

3. Investments

For the six months ended June 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$4,752,105
Sales	4,547,996

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) were as follows:

Cost of investments	$12,626,795

Aggregate unrealized appreciation	$1,028,674
Aggregate unrealized depreciation	(748,970)

Net unrealized appreciation	$279,704

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2015, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$97,612	$—	$97,612

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

LVIP AQR Enhanced Global Strategies Fund–18

LVIP AQR Enhanced Global Strategies Fund

Notes to Financial Statements (continued)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

	Level 1	Level 2	Total
Common Stock
U.S. Markets
Aerospace & Defense	$248,075	$—	$248,075
Airlines	194,216	—	194,216
Auto Components	35,063	—	35,063
Automobiles	33,932	—	33,932
Banks	279,766	—	279,766
Beverages	86,962	—	86,962
Biotechnology	135,803	—	135,803
Building Products	34,343	—	34,343
Capital Markets	4,624	—	4,624
Chemicals	105,055	—	105,055
Commercial Services & Supplies	29,907	—	29,907
Communications Equipment	51,855	—	51,855
Consumer Finance	23,928	—	23,928
Containers & Packaging	24,434	—	24,434
Diversified Financial Services	55,889	—	55,889
Diversified Telecommunication Services	59,154	—	59,154
Electric Utilities	276,302	—	276,302
Electronic Equipment, Instruments & Components	60,264	—	60,264
Food & Staples Retailing	115,449	—	115,449
Food Products	353,451	—	353,451
Health Care Equipment & Supplies	29,804	—	29,804
Health Care Providers & Services	381,119	43,636	424,755
Hotels, Restaurants & Leisure	211,552	—	211,552
Household Durables	26,191	—	26,191
Household Products	163,931	—	163,931
Independent Power & Renewable Electricity Producers	19,045	—	19,045
Industrial Conglomerates	20,871	—	20,871
Insurance	202,313	—	202,313
Internet & Catalog Retail	89,619	—	89,619
Internet Software & Services	270,512	—	270,512
IT Services	60,850	28,109	88,959
Leisure Products	23,433	—	23,433
Life Sciences Tools & Services	44,405	—	44,405
Machinery	7,196	—	7,196
Media	121,919	—	121,919
Multiline Retail	28,346	—	28,346
Multi-Utilities	85,914	—	85,914
Oil, Gas & Consumable Fuels	276,245	—	276,245
Pharmaceuticals	261,221	—	261,221
Professional Services	49,413	—	49,413
Real Estate Investment Trusts	189,903	—	189,903
Road & Rail	5,346	—	5,346

LVIP AQR Enhanced Global Strategies Fund–19

LVIP AQR Enhanced Global Strategies Fund

Notes to Financial Statements (continued)

	Level 1	Level 2	Total
Semiconductors & Semiconductor Equipment	$148,702	$—	$148,702
Software	267,182	—	267,182
Specialty Retail	229,070	—	229,070
Technology Hardware, Storage & Peripherals	240,409	—	240,409
Textiles, Apparel & Luxury Goods	14,417	—	14,417
Tobacco	99,462	—	99,462
Developed Markets
Aerospace & Defense	—	27,524	27,524
Air Freight & Logistics	—	55,126	55,126
Airlines	—	73,904	73,904
Auto Components	7,126	17,532	24,658
Automobiles	—	80,010	80,010
Banks	—	248,831	248,831
Beverages	—	71,769	71,769
Biotechnology	124	17,737	17,861
Building Products	—	3,866	3,866
Capital Markets	—	72,538	72,538
Chemicals	—	130,797	130,797
Commercial Services & Supplies	—	21,889	21,889
Communications Equipment	—	12,624	12,624
Construction & Engineering	57	115,982	116,039
Diversified Financial Services	—	30,238	30,238
Diversified Telecommunication Services	4,323	148,236	152,559
Electric Utilities	—	100,819	100,819
Electrical Equipment	—	123,650	123,650
Electronic Equipment, Instruments & Components	—	5,474	5,474
Food & Staples Retailing	13,743	67,149	80,892
Food Products	—	193,419	193,419
Health Care Equipment & Supplies	—	10,715	10,715
Health Care Providers & Services	—	16,823	16,823
Hotels, Restaurants & Leisure	—	42,457	42,457
Household Durables	—	147,454	147,454
Household Products	—	25,415	25,415
Industrial Conglomerates	—	8,312	8,312
Insurance	105,454	282,365	387,819
Internet Software & Services	—	33,076	33,076
IT Services	10,979	80,768	91,747
Leisure Products	—	20,875	20,875
Life Sciences Tools & Services	—	36,046	36,046
Machinery	—	3,400	3,400
Marine	—	5,278	5,278
Media	—	91,736	91,736
Metals & Mining	136,814	155,551	292,365
Multiline Retail	5,655	9,318	14,973
Multi-Utilities	—	57,873	57,873
Oil, Gas & Consumable Fuels	113,801	121,831	235,632
Paper & Forest Products	—	19,340	19,340
Personal Products	—	26,741	26,741
Pharmaceuticals	33,799	344,077	377,876
Professional Services	—	64,234	64,234
Real Estate Investment Trusts	—	42,489	42,489
Real Estate Management & Development	4,962	90,161	95,123
Road & Rail	—	37,291	37,291
Semiconductors & Semiconductor Equipment	31,792	19,805	51,597
Software	—	45,715	45,715
Specialty Retail	—	34,862	34,862

LVIP AQR Enhanced Global Strategies Fund–20

LVIP AQR Enhanced Global Strategies Fund

Notes to Financial Statements (continued)

	Level 1	Level 2	Total
Technology Hardware, Storage & Peripherals	$—	$32,278	$32,278
Textiles, Apparel & Luxury Goods	18,802	11,890	30,692
Tobacco	—	151,036	151,036
Wireless Telecommunication Services	—	13,484	13,484
Emerging Markets
Machinery	—	20,926	20,926
Preferred Stock	—	4,992	4,992
Right	812	—	812
Investment Companies	1,245,818	—	1,245,818
Money Market Fund	1,596,103	—	1,596,103

Total	$9,107,026	$3,799,473	$12,906,499

Futures Contracts	$7,309	$—	$7,309

There were no Level 3 investments at the end of the period.

As a result of utilizing international fair value pricing at June 30, 2016, a portion of the portfolio was categorized as Level 2.

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/16	Year Ended 12/31/15
Shares sold:
Standard Class	353	1,766
Service Class	20,336	133,506

Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,666
Service Class	—	15,448

	20,689	152,386

Shares redeemed:
Standard Class	(674)	(1,258)
Service Class	(10,464)	(10,581)

	(11,138)	(11,839)

Net increase	9,551	140,547

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it owns that are denominated in foreign currencies. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

LVIP AQR Enhanced Global Strategies Fund–21

LVIP AQR Enhanced Global Strategies Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2016.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2016 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	$1,996	Receivables and other assets net of liabilities	$—
Interest rate contracts (Futures contracts)	Receivables and other assets net of liabilities	11,092	Receivables and other assets net of liabilities	(5,779)

Total		$13,088		$(5,779)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Foreign currency exchange contracts)	Net realized gain from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$1,342	$—
Equity contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(8,771)	809
Interest rate contracts (Futures contracts)	Net realized gain from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	36,620	8,429

Total		$29,191	$9,238

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund for the six months ended June 30, 2016. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2016.

	Asset Derivative Volume	Liability Derivative Volume
Foreign currency exchange contracts (average cost)	$ 9,977	$ 6,861
Futures contracts (average notional value)	1,004,242	202,980

In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract

LVIP AQR Enhanced Global Strategies Fund–22

LVIP AQR Enhanced Global Strategies Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.

At June 30, 2016, the Fund held the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Goldman Sachs	$13,088	$(5,779)	$7,309

Total	$13,088	$(5,779)	$7,309

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Amount(a)
Goldman Sachs	$7,309	$—	$—	$—	$—	$7,309

Total	$7,309	$—	$—	$—	$—	$7,309

(a)Net amount represents the receivable/(payable) that would be due from/(to) the counterparty in an event of default.

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The fund had no direct real estate holdings during the six months ended June 30, 2016. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. As of June 30, 2016, Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

LVIP AQR Enhanced Global Strategies Fund–23

LVIP AQR Enhanced Global Strategies Fund

Notes to Financial Statements (continued)

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

On June 7, 2016, the Board of Trustees of the Fund approved a plan of liquidation (“Plan”) for the Fund, and submission of the Plan to the beneficial owners of the Fund, including contract owners of variable life insurance policies and variable annuity contracts who have selected the Fund for investment through those policies or contracts and therefore have a beneficial interest in shares of the Fund (“Beneficial Owners”). The liquidation of the Fund will occur only if the Plan is approved by its Beneficial Owners. The Fund will be mailing Beneficial Owners a proxy statement with important information they should consider before voting on the plan.

Management has determined that no additional material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP AQR Enhanced Global Strategies Fund–24

LVIP Baron Growth Opportunities Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2016

LVIP Baron Growth Opportunities Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Baron Growth Opportunities Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2016 to June 30, 2016

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*
Actual
Standard Class Shares	$1,000.00	$1,025.80	1.03%	$5.19
Service Class Shares	1,000.00	1,024.50	1.28%	6.44
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,019.74	1.03%	$5.17
Service Class Shares	1,000.00	1,018.50	1.28%	6.42

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Baron Growth Opportunities Fund–1

LVIP Baron Growth Opportunities Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2016

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets

Common Stock	96.58%

Building Products	5.20%
Capital Markets	4.35%
Diversified Consumer Services	4.43%
Diversified Financial Services	4.89%
Diversified Telecommunication Services	0.90%
Electrical Equipment	0.55%
Food & Staples Retailing	3.01%
Food Products	2.64%
Health Care Equipment & Supplies	3.89%
Health Care Technology	1.62%
Hotels, Restaurants & Leisure	16.07%
Household Products	1.66%
Insurance	5.45%
Internet & Catalog Retail	0.90%
Internet Software & Services	5.12%
IT Services	7.05%
Life Sciences Tools & Services	2.71%
Machinery	3.32%
Media	1.23%
Multiline Retail	0.47%
Real Estate Investment Trusts	8.29%
Software	6.30%
Specialty Retail	1.53%
Textiles, Apparel & Luxury Goods	4.09%
Trading Companies & Distributors	0.91%

Convertible Preferred Stock	0.18%

Master Limited Partnerships	1.39%

Money Market Fund	1.77%

Total Value of Securities	99.92%

Receivables and Other Assets Net of Liabilities	0.08%

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets

Vail Resorts	6.28%
CoStar Group	3.72%
Middleby	3.32%
Gartner	3.32%
Arch Capital Group	3.22%
Gaming and Leisure Properties	3.11%
Choice Hotels International	2.87%
TreeHouse Foods	2.64%
Marriott Vacations Worldwide	2.63%
IDEXX Laboratories	2.40%

Total	33.51%

IT–Information Technology

LVIP Baron Growth Opportunities Fund–2

LVIP Baron Growth Opportunities Fund

Statement of Net Assets

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–96.58%
Building Products–5.20%
†Caesarstone Sdot-Yam	224,959	$7,819,575
†Masonite International	150,000	9,921,000
†Trex	200,000	8,984,000

		26,724,575

Capital Markets–4.35%
Artisan Partners Asset Management	141,000	3,902,880
Cohen & Steers	215,000	8,694,600
Financial Engines	215,000	5,562,050
Moelis & Co.	185,138	4,165,605

		22,325,135

Diversified Consumer Services–4.43%
†Bright Horizons Family Solutions	165,000	10,941,150
†Nord Anglia Education	558,414	11,804,872

		22,746,022

Diversified Financial Services–4.89%
†Bats Global Markets	14,377	369,345
FactSet Research Systems	50,900	8,216,278
Morningstar	84,403	6,902,477
MSCI Class A	125,000	9,640,000

		25,128,100

Diversified Telecommunication Services–0.90%
†Iridium Communications	519,673	4,614,696

		4,614,696

Electrical Equipment–0.55%
Littelfuse	23,870	2,821,195

		2,821,195

Food & Staples Retailing–3.01%
†Performance Food Group	260,000	6,996,600
†Smart & Final Stores	570,000	8,487,300

		15,483,900

Food Products–2.64%
†TreeHouse Foods	132,000	13,549,800

		13,549,800

Health Care Equipment & Supplies–3.89%
†IDEXX Laboratories	132,600	12,313,236
†Neogen	32,550	1,830,938
West Pharmaceutical Services	76,910	5,835,931

		19,980,105

Health Care Technology–1.62%
†Inovalon Holdings Class A	461,748	8,316,081

		8,316,081

Hotels, Restaurants & Leisure–16.07%
Choice Hotels International	310,000	14,762,200
ClubCorp Holdings	329,089	4,278,157
Interval Leisure Group	91,900	1,461,210

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Marriott Vacations Worldwide	197,500	$13,526,775
†Panera Bread Class A	36,000	7,629,840
†Penn National Gaming	156,600	2,184,570
†Pinnacle Entertainment	303,819	3,366,315
†Red Rock Resorts Class A	140,000	3,077,200
Vail Resorts	233,300	32,249,059

		82,535,326

Household Products–1.66%
Church & Dwight	82,800	8,519,292

		8,519,292

Insurance–5.45%
†Arch Capital Group	230,000	16,560,000
Primerica	200,000	11,448,000

		28,008,000

Internet & Catalog Retail–0.90%
†AO World	2,487,293	4,635,692

		4,635,692

Internet Software & Services–5.12%
†Benefitfocus	189,112	7,208,949
†CoStar Group	87,351	19,100,170

		26,309,119

IT Services–7.05%
Booz Allen Hamilton Holding	242,300	7,181,772
†Gartner	174,900	17,037,009
MAXIMUS	216,500	11,987,605

		36,206,386

Life Sciences Tools & Services–2.71%
Bio-Techne	48,600	5,480,622
†Mettler-Toledo International	23,200	8,466,144

		13,946,766

Machinery–3.32%
†Middleby	147,900	17,045,475

		17,045,475

Media–1.23%
Manchester United Class A	396,063	6,309,284

		6,309,284

Multiline Retail–0.47%
Hudson’s Bay	200,000	2,413,406

		2,413,406

Real Estate Investment Trusts–8.29%
Alexander’s	11,600	4,747,068
Alexandria Real Estate Equities	57,000	5,900,640
American Assets Trust	100,000	4,244,000
Douglas Emmett	330,000	11,721,600

LVIP Baron Growth Opportunities Fund–3

LVIP Baron Growth Opportunities Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
Gaming and Leisure Properties	463,358	$15,976,584

		42,589,892

Software–6.30%
†ANSYS	126,300	11,461,725
†Guidewire Software	95,000	5,867,200
Pegasystems	161,500	4,352,425
SS&C Technologies Holdings	380,000	10,670,400

		32,351,750

Specialty Retail–1.53%
Dick’s Sporting Goods	174,000	7,840,440

		7,840,440

Textiles, Apparel & Luxury Goods–4.09%
†Under Armour Class A	274,000	10,995,620
†Under Armour Class C	275,945	10,044,393

		21,040,013

Trading Companies & Distributors–0.91%
Air Lease	175,000	4,686,500

		4,686,500

Total Common Stock (Cost $251,148,537)		496,126,950

	Number of Shares	Value (U.S. $)

CONVERTIBLE PREFERRED STOCK–0.18%
Iridium Communications 6.75% exercise price $7.47	2,926	$926,957

Total Convertible Preferred Stock (Cost $731,500)		926,957

MASTER LIMITED PARTNERSHIPS–1.39%
Carlyle Group	165,000	2,677,950
Oaktree Capital Group	100,000	4,476,000

Total Master Limited Partnerships (Cost $7,711,280)		7,153,950

MONEY MARKET FUND–1.77%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	9,076,749	9,076,749

Total Money Market Fund (Cost $9,076,749)		9,076,749

TOTAL VALUE OF SECURITIES–99.92% (Cost $268,668,066)	513,284,606
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.08%	411,157

NET ASSETS APPLICABLE TO 12,199,325 SHARES OUTSTANDING–100.00%	$513,695,763

NET ASSET VALUE PER SHARE–LVIP BARON GROWTH OPPORTUNITIES FUND STANDARD CLASS ($22,537,444 / 524,105 Shares)	$43.002

NET ASSET VALUE PER SHARE–LVIP BARON GROWTH OPPORTUNITIES FUND SERVICE CLASS ($491,158,319 / 11,675,220 Shares)	$42.068

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$216,892,366
Undistributed net investment income	2,557,381
Accumulated net realized gain on investments	50,311,005
Net unrealized appreciation of investments	243,935,011

Total net assets	$513,695,763

†  Non-income producing for the period.

« Includes $499,741 payable for fund shares redeemed and $512,951 due to manager and affiliates as of June 30, 2016.

IT–Information Technology

See accompanying notes, which are an integral part of the financial statements.

LVIP Baron Growth Opportunities Fund–4

LVIP Baron Growth Opportunites Fund

Statement of Operations

Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME:
Dividends	$6,592,932
Foreign tax withheld	(2,285)

6,590,647

EXPENSES:
Management fees	2,526,955
Distribution fees-Service Class	600,442
Accounting and administration expenses	63,636
Reports and statements to shareholders	34,726
Professional fees	20,346
Trustees’ fees and expenses	6,807
Custodian fees	6,259
Consulting fees	980
Pricing fees	121
Other	4,358

3,264,630
Less management fees waived	(67,617)

Total operating expenses	3,197,013

NET INVESTMENT INCOME	3,393,634

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	15,512,032
Foreign currencies	(9,547)
Foreign currency exchange contracts	(11,390)

Net realized gain	15,491,095

Net change in unrealized appreciation (depreciation) of:
Investments	(7,129,424)
Foreign currencies	77
Net change in unrealized appreciation (depreciation)	(7,129,347)

NET REALIZED AND UNREALIZED GAIN	8,361,748

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,755,382

See accompanying notes, which are an integral part of the financial statements.

LVIP Baron Growth Opportunites Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,393,634	$(1,592,102)
Net realized gain	15,491,095	35,254,858
Net change in unrealized appreciation (depreciation)	(7,129,347)	(60,804,900)

Net increase (decrease) in net assets resulting from operations	11,755,382	(27,142,144)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain:
Standard Class	—	(2,050,758)
Service Class	—	(43,531,173)

	—	(45,581,931)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	5,381,034	26,334,107
Service Class	24,201,881	63,415,310
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	2,050,758
Service Class	—	43,531,173

	29,582,915	135,331,348

Cost of shares redeemed:
Standard Class	(9,679,916)	(7,588,936)
Service Class	(55,689,835)	(102,533,213)

	(65,369,751)	(110,122,149)

Increase (decrease) in net assets derived from capital share transactions	(35,786,836)	25,209,199

NET DECREASE IN NET ASSETS	(24,031,454)	(47,514,876)
NET ASSETS:
Beginning of period	537,727,217	585,242,093

End of period	$513,695,763	$537,727,217

Undistributed (accumulated) net investment income (loss)	$2,557,381	$(836,253)

See accompanying notes, which are an integral part of the financial statements.

LVIP Baron Growth Opportunities Fund—5

LVIP Baron Growth Opportunities Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Baron Growth Opportunities Fund Standard Class
	Six Months Ended 6/30/16[1]	Year Ended
	(unaudited)	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$41.922	$47.819	$45.941	$35.526	$31.857	$30.546

Income (loss) from investment operations:
Net investment income (loss)[2]	0.320	(0.017)	0.092	0.032	0.681	(0.158)
Net realized and unrealized gain (loss)	0.760	(2.102)	2.244	13.978	5.155	1.469

Total from investment operations	1.080	(2.119)	2.336	14.010	5.836	1.311

Less dividends and distributions from:
Net investment income	—	—	(0.197)	(0.184)	(0.483)	—
Net realized gain	—	(3.778)	(0.261)	(3.411)	(1.684)	—

Total dividends and distributions	—	(3.778)	(0.458)	(3.595)	(2.167)	—

Net asset value, end of period	$43.002	$41.922	$47.819	$45.941	$35.526	$31.857

Total return[3]	2.58%	(4.53% )	5.12%	40.41%	18.54%	4.29%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$22,538	$26,105	$8,964	$16,739	$10,415	$7,770
Ratio of expenses to average net assets	1.03%	1.01%	1.01%	1.03%	1.04%	1.04%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.06%	1.05%	1.05%	1.06%	1.08%	1.08%
Ratio of net investment income (loss) to average net assets	1.58%	(0.03% )	0.20%	0.08%	1.97%	(0.49%	)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	1.55%	(0.07% )	0.16%	0.05%	1.93%	(0.53%	)
Portfolio turnover	6%	12%	12%	6%	18%	18%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Baron Growth Opportunities Fund–6

LVIP Baron Growth Opportunities Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Baron Growth Opportunities Fund Service Class
	Six Months Ended 6/30/16[1]	Year Ended
	(unaudited)	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$41.063	$47.034	$45.201	$35.084	$31.488	$30.270

Income (loss) from investment operations:
Net investment income (loss)[2]	0.264	(0.133)	(0.022)	(0.071)	0.586	(0.233)
Net realized and unrealized gain (loss)	0.741	(2.060)	2.201	13.783	5.092	1.451

Total from investment operations	1.005	(2.193)	2.179	13.712	5.678	1.218

Less dividends and distributions from:
Net investment income	—	—	(0.085)	(0.184)	(0.398)	—
Net realized gain	—	(3.778)	(0.261)	(3.411)	(1.684)	—

Total dividends and distributions	—	(3.778)	(0.346)	(3.595)	(2.082)	—

Net asset value, end of period	$42.068	$41.063	$47.034	$45.201	$35.084	$31.488

Total return[3]	2.45%	(4.77% )	4.85%	40.06%	18.24%	4.02%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$491,158	$511,622	$576,278	$590,082	$404,872	$353,934
Ratio of expenses to average net assets	1.28%	1.26%	1.26%	1.28%	1.29%	1.29%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.31%	1.30%	1.30%	1.31%	1.33%	1.33%
Ratio of net investment income (loss) to average net assets	1.33%	(0.28% )	(0.05% )	(0.17% )	1.72%	(0.74%	)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	1.30%	(0.32% )	(0.09% )	(0.20% )	1.68%	(0.78%	)
Portfolio turnover	6%	12%	12%	6%	18%	18%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Baron Growth Opportunities Fund–7

LVIP Baron Growth Opportunities Fund

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Baron Growth Opportunities Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek capital appreciation through long-term investments in securities of small and mid-sized companies with undervalued assets or favorable growth prospects.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between their bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2016 and for all open tax years (years ended December 31, 2012–December 31, 2015), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2016, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate that portion of realized gains and losses on investments resulting from changes in the foreign exchange rates from that which is due to changes in market prices. Both types of changes in gain/loss are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date

LVIP Baron Growth Opportunities Fund–8

LVIP Baron Growth Opportunities Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that is aware of such dividends, net of all tax withholdings not elibible for rebates. Withholding taxes are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addtion, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer or management estimate. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund invests in master limited partnerships (MLPs) which make distributions that are primarily attributable to return of capital. The Fund records investment income and return of capital in the Statement of Operations using management’s estimate of the percentage of income included in the distributions received from each MLP based on historical information from the MLPs and other industry sources. These estimates may be adjusted based on information received from the MLPs after the tax and fiscal year ends.

The return of capital portion of the MLP distributions is a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed its cost basis, the distributions are treated as realized gains. The actual amounts of income and return of capital are only determined by each MLP after its fiscal year-end and may differ from the estimated amounts. For the six months ended June 30, 2016, the Fund estimated that 100% of the MLP distributions received would be treated as a return of capital.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. The commission rebates are included in “Net realized gain (loss) on investments” on the Statement of Operations and totaled $2,041 for the six months ended June 30, 2016. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2016.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 1.00% of the Fund’s average daily net assets. LIAC has contractually agreed to waive a portion of its advisory fee as follows: 0.00% on the first $250 million of average daily net assets of the Fund; 0.05% on the next $250 million, 0.10% on the next $250 million; and 0.15% in excess of $750 million of average daily net assets of the Fund. This agreement will continue through at least April 30, 2017, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

BAMCO, Inc. (the “Sub-Adviser”) a subsidiary of Baron Capital Group, Inc., provides day-to-day portfolio management services to the Fund. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2016, cost for these administrative and legal services were as follows:

Administrative	$13,439
Legal	3,698

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and Statements to Shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $29,438 for the six months ended June 30, 2016.

LVIP Baron Growth Opportunities Fund–9

LVIP Baron Growth Opportunities Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

The Fund offers Standard Class and Service Class shares. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual distribution and/or service fee (“12b-1 Fee”) at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the 12b-1 Fee is limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2016, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	410,492
Distribution fees payable to LFD	100,459
Printing and mailing fees payable to Lincoln Life	2,000

The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2016, the Fund engaged in securities purchases of $24,984.

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$31,756,223
Sales	58,504,932

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$268,668,066

Aggregate unrealized appreciation	$256,830,050
Aggregate unrealized depreciation	(12,213,510)

Net unrealized appreciation	$244,616,540

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Baron Growth Opportunities Fund–10

LVIP Baron Growth Opportunities Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

Level 1
Common Stock	$496,126,950
Convertible Preferred Stock	926,957
Master Limited Partnerships	7,153,950
Money Market Fund	9,076,749

Total	$513,284,606

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/16	Year Ended 12/31/15
Shares sold:
Standard Class	132,472	551,673
Service Class	611,292	1,370,686
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	48,311
Service Class	—	1,046,221

	743,764	3,016,891

Shares redeemed:
Standard Class	(231,080)	(164,737)
Service Class	(1,395,511)	(2,209,844)

	(1,626,591)	(2,374,581)

Net increase (decrease)	(882,827)	642,310

5. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it owns that are denominated in foreign currencies. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risks that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2016.

LVIP Baron Growth Opportunities Fund–11

LVIP Baron Growth Opportunities Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of the derivative instruments on the Statement of Operations for the six months ended June 30, 2016 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Foreign currency exchange contracts)	Net realized gain (loss) on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(11,390)	$—

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2016. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2016.

	Asset Derivative Volume	Liability Derivative Volume
Foreign currency exchange contracts (Average cost)	$19,432	$—

6. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund invests a significant portion of its assets in small-and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2016. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. As of June 30, 2016, there were no Rule 144A securities and no securities are determined to be illiquid.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Event

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Baron Growth Opportunities Fund–12

LVIP BlackRock Dividend Value Managed Volatility Fund

(formerly LVIP BlackRock Equity Dividend Managed Volatility Fund)

a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2016

LVIP BlackRock Dividend Value

Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock Dividend Value Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2016 to June 30, 2016

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) Fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*
Actual
Standard Class Shares	$1,000.00	$1,040.30	0.70%	$3.55
Service Class Shares	1,000.00	1,039.00	0.95%	4.82
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.38	0.70%	$3.52
Service Class Shares	1,000.00	1,020.14	0.95%	4.77

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP BlackRock Dividend Value Managed Volatility Fund–1

LVIP BlackRock Dividend Value Managed Volatility Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2016

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets

Common Stock	93.59%

Aerospace & Defense	5.23%
Air Freight & Logistics	0.73%
Banks	10.96%
Beverages	1.61%
Capital Markets	2.17%
Chemicals	2.25%
Commercial Services & Supplies	0.48%
Communications Equipment	0.53%
Consumer Finance	0.19%
Containers & Packaging	1.32%
Distributors	0.36%
Diversified Financial Services	1.34%
Diversified Telecommunication Services	1.94%
Electric Utilities	5.63%
Electrical Equipment	0.74%
Energy Equipment & Services	0.70%
Food & Staples Retailing	1.14%
Food Products	0.68%
Gas Utilities	0.54%
Health Care Equipment & Supplies	0.50%
Health Care Providers & Services	3.86%
Hotels, Restaurants & Leisure	1.22%
Household Durables	0.83%
Household Products	1.27%
Industrial Conglomerates	2.77%
Insurance	4.39%
Leisure Products	0.18%
Machinery	0.71%
Media	1.66%
Metals & Mining	0.06%
Multiline Retail	1.64%
Multi-Utilities	5.43%
Oil, Gas & Consumable Fuels	9.96%
Paper & Forest Products	0.20%

Security Type/Sector	Percentage of Net Assets

Personal Products	0.78%
Pharmaceuticals	6.84%
Professional Services	0.37%
Real Estate Investment Trusts	0.29%
Road & Rail	0.40%
Semiconductors & Semiconductor Equipment	2.82%
Software	2.63%
Specialty Retail	2.00%
Technology Hardware, Storage & Peripherals	1.35%
Thrifts & Mortgage Finance	0.09%
Tobacco	2.18%
Water Utilities	0.33%
Wireless Telecommunication Services	0.29%

Money Market Fund	5.03%

Total Value of Securities	98.62%

Receivables and Other Assets Net of Liabilities	1.38%

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets

Pfizer	2.78%
General Electric	2.45%
JPMorgan Chase	2.30%
Wells Fargo	2.09%
Occidental Petroleum	1.93%
Intel	1.87%
Lockheed Martin	1.86%
Merck	1.73%
Exxon Mobil	1.73%
Dollar General	1.64%

Total	20.38%

LVIP BlackRock Dividend Value Managed Volatility Fund–2

LVIP BlackRock Dividend Value Managed Volatility Fund

Statement of Net Assets

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–93.59%
Aerospace & Defense–5.23%
Honeywell International	93,630	$10,891,042
Lockheed Martin	74,220	18,419,177
Northrop Grumman	47,530	10,564,968
Raytheon	87,160	11,849,402

		51,724,589

Air Freight & Logistics–0.73%
United Parcel Service Class B	66,690	7,183,847

		7,183,847

Banks–10.96%
Bank of America	1,130,930	15,007,441
Bank of Hawaii	34,828	2,396,166
BB&T	40,984	1,459,440
Citigroup	342,950	14,537,651
First Niagara Financial Group	42,014	409,216
FirstMerit	43,664	885,069
FNB	50,888	638,136
JPMorgan Chase	366,070	22,747,590
PacWest Bancorp	72,367	2,878,759
People’s United Financial	58,407	856,247
SunTrust Banks	288,845	11,865,753
Trustmark	53,116	1,319,933
U.S. Bancorp	255,360	10,298,669
United Bankshares	47,370	1,776,849
Valley National Bancorp	65,288	595,427
Wells Fargo	436,060	20,638,720

		108,311,066

Beverages–1.61%
Coca-Cola	238,803	10,824,940
Diageo	183,668	5,130,887

		15,955,827

Capital Markets–2.17%
Federated Investors Class B	46,210	1,329,924
Goldman Sachs Group	35,830	5,323,621
Invesco	177,944	4,544,690
Morgan Stanley	335,960	8,728,241
Waddell & Reed Financial Class A	89,686	1,544,393

		21,470,869

Chemicals–2.25%
Dow Chemical	167,150	8,309,027
EI du Pont de Nemours	147,610	9,565,128
Huntsman	51,898	698,028
Olin	65,650	1,630,746
Praxair	18,370	2,064,604

		22,267,533

Commercial Services & Supplies–0.48%
Pitney Bowes	47,586	847,031
R.R. Donnelley & Sons	84,353	1,427,253

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Commercial Services & Supplies (continued)
Waste Management	36,463	$2,416,403

		4,690,687

Communications Equipment–0.53%
Motorola Solutions	79,400	5,238,018

		5,238,018

Consumer Finance–0.19%
American Express	31,522	1,915,277

		1,915,277

Containers & Packaging–1.32%
International Paper	134,223	5,688,371
Packaging of America	50,017	3,347,638
Sonoco Products	38,997	1,936,591
WestRock	52,590	2,044,173

		13,016,773

Distributors–0.36%
Genuine Parts	35,305	3,574,631

		3,574,631

Diversified Financial Services–1.34%
CME Group	136,206	13,266,464

		13,266,464

Diversified Telecommunication Services–1.94%
AT&T	64,595	2,791,150
BCE	45,200	2,138,412
CenturyLink	86,124	2,498,457
Verizon Communications	210,260	11,740,918

		19,168,937

Electric Utilities–5.63%
Alliant Energy	85,012	3,374,976
American Electric Power	43,624	3,057,606
Edison International	34,391	2,671,149
Entergy	57,448	4,673,395
Eversource Energy	39,298	2,353,950
Exelon	190,670	6,932,761
FirstEnergy	51,236	1,788,649
Great Plains Energy	43,308	1,316,563
IDACORP	35,413	2,880,848
NextEra Energy	114,085	14,876,684
OGE Energy	53,402	1,748,916
PG&E	39,816	2,545,039
Pinnacle West Capital	44,591	3,614,546
PPL	52,026	1,963,982
Xcel Energy	41,854	1,874,222

		55,673,286

Electrical Equipment–0.74%
Eaton	48,900	2,920,797
Emerson Electric	47,512	2,478,226

LVIP BlackRock Dividend Value Managed Volatility Fund–3

LVIP BlackRock Dividend Value Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electrical Equipment (continued)
Rockwell Automation	16,450	$1,888,789

		7,287,812

Energy Equipment & Services–0.70%
Helmerich & Payne	55,296	3,712,020
Schlumberger	40,780	3,224,882

		6,936,902

Food & Staples Retailing–1.14%
Kroger	256,360	9,431,484
Sysco	35,391	1,795,739

		11,227,223

Food Products–0.68%
General Mills	37,433	2,669,722
Mondelez International	87,930	4,001,694

		6,671,416

Gas Utilities–0.54%
AGL Resources	41,976	2,769,157
New Jersey Resources	35,655	1,374,500
Questar	45,243	1,147,815

		5,291,472

Health Care Equipment & Supplies–0.50%
Becton Dickinson	29,100	4,935,069

		4,935,069

Health Care Providers & Services–3.86%
Aetna	89,289	10,904,866
Anthem	77,200	10,139,448
@Quest Diagnostics	98,750	8,039,238
UnitedHealth Group	64,170	9,060,804

		38,144,356

Hotels, Restaurants & Leisure–1.22%
Darden Restaurants	37,853	2,397,609
McDonald’s	80,540	9,692,184

		12,089,793

Household Durables–0.83%
Garmin	65,426	2,775,371
Leggett & Platt	35,732	1,826,263
Tupperware Brands	64,666	3,639,402

		8,241,036

Household Products–1.27%
Kimberly-Clark	35,438	4,872,016
Procter & Gamble	90,800	7,688,036

		12,560,052

Industrial Conglomerates–2.77%
3M	17,960	3,145,155

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Industrial Conglomerates (continued)
General Electric	768,925	$24,205,759

		27,350,914

Insurance–4.39%
Allstate	50,780	3,552,061
American International Group	168,590	8,916,725
Arthur J. Gallagher & Co.	47,678	2,269,473
Cincinnati Financial	38,506	2,883,714
Marsh & McLennan	26,650	1,824,459
Mercury General	15,831	841,576
MetLife	179,020	7,130,367
Old Republic International	55,380	1,068,280
Prudential Financial	109,030	7,778,200
Travelers	60,110	7,155,494

		43,420,349

Leisure Products–0.18%
Mattel	57,980	1,814,194

		1,814,194

Machinery–0.71%
Caterpillar	53,640	4,066,448
PACCAR	56,571	2,934,338

		7,000,786

Media–1.66%
Cinemark Holdings	40,915	1,491,761
Comcast Class A	183,510	11,963,017
Meredith	56,158	2,915,162

		16,369,940

Metals & Mining–0.06%
Commercial Metals	37,228	629,153

		629,153

Multiline Retail–1.64%
Dollar General	172,330	16,199,020

		16,199,020

Multi-Utilities–5.43%
Avista	44,947	2,013,626
Black Hills	36,125	2,277,320
CenterPoint Energy	65,606	1,574,544
CMS Energy	144,343	6,619,570
Dominion Resources	151,912	11,838,502
DTE Energy	53,840	5,336,621
NiSource	34,820	923,426
NorthWestern	41,766	2,634,182
Public Service Enterprise Group	188,120	8,768,273
SCANA	43,821	3,315,497
Sempra Energy	38,826	4,426,941
TECO Energy	41,837	1,156,375
WEC Energy Group	42,603	2,781,976

		53,666,853

LVIP BlackRock Dividend Value Managed Volatility Fund–4

LVIP BlackRock Dividend Value Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels–9.96%
Anadarko Petroleum	35,530	$1,891,973
Chevron	153,119	16,051,465
ConocoPhillips	111,487	4,860,833
Exxon Mobil	182,430	17,100,988
Hess	80,410	4,832,641
HollyFrontier	44,811	1,065,157
Marathon Oil	148,850	2,234,239
Marathon Petroleum	121,980	4,630,361
Occidental Petroleum	252,963	19,113,884
ONEOK	116,426	5,524,414
Pioneer Natural Resources	10,720	1,620,971
Spectra Energy	84,080	3,079,850
Suncor Energy	196,080	5,437,298
TOTAL ADR	229,496	11,038,758

		98,482,832

Paper & Forest Products–0.20%
Domtar	56,293	1,970,818

		1,970,818

Personal Products–0.78%
Nu Skin Enterprises Class A	53,017	2,448,855
Unilever New York Shares	111,510	5,234,279

		7,683,134

Pharmaceuticals–6.84%
AstraZeneca	134,141	8,019,421
Eli Lilly	34,998	2,756,093
Johnson & Johnson	100,650	12,208,845
Merck & Co.	297,594	17,144,390
Pfizer	779,361	27,441,301

		67,570,050

Professional Services–0.37%
Nielsen Holdings	70,990	3,689,350

		3,689,350

Real Estate Investment Trusts–0.29%
Weyerhaeuser	96,030	2,858,813

		2,858,813

Road & Rail–0.40%
Union Pacific	45,402	3,961,325

		3,961,325

Semiconductors & Semiconductor Equipment–2.82%
Intel	563,744	18,490,803
NVIDIA	24,600	1,156,446
QUALCOMM	153,680	8,232,638

		27,879,887

Software–2.63%
Microsoft	273,490	13,994,483

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
Oracle	293,770	$12,024,006

		26,018,489

Specialty Retail–2.00%
Gap	228,140	4,841,131
Guess	52,827	795,046
Home Depot	106,750	13,630,907
Staples	63,022	543,250

		19,810,334

Technology Hardware, Storage & Peripherals–1.35%
Lenovo Group	3,948,000	2,399,730
Samsung Electronics GDR	13,890	8,680,417
Seagate Technology	91,951	2,239,926

		13,320,073

Thrifts & Mortgage Finance–0.09%
New York Community Bancorp	58,850	882,162

		882,162

Tobacco–2.18%
Altria Group	109,950	7,582,152
Philip Morris International	92,054	9,363,733
Reynolds American	84,872	4,577,147

		21,523,032

Water Utilities–0.33%
American Water Works	38,450	3,249,409

		3,249,409

Wireless Telecommunication Services–0.29%
SK Telecom ADR	138,110	2,889,261

		2,889,261

Total Common Stock (Cost $790,453,923)		925,083,113

MONEY MARKET FUND–5.03%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	49,761,124	49,761,124

Total Money Market Fund (Cost $49,761,124)		49,761,124

LVIP BlackRock Dividend Value Managed Volatility Fund–5

LVIP BlackRock Dividend Value Managed Volatility Fund

Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–98.62% (Cost $840,215,047)	$974,844,237
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.38%	13,655,497

NET ASSETS APPLICABLE TO 57,223,453 SHARES OUTSTANDING–100.00%	$988,499,734

NET ASSET VALUE PER SHARE–LVIP BLACKROCK DIVIDEND VALUE MANAGED VOLATILITY FUND STANDARD CLASS ($307,427,927 / 17,765,408 Shares)	$17.305

NET ASSET VALUE PER SHARE–LVIP BLACKROCK DIVIDEND VALUE MANAGED VOLATILITY FUND SERVICE CLASS ($681,071,807 / 39,458,045 Shares)	$17.261

COMPONENTS OF NET ASSETS AT June 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$939,312,816
Undistributed net investment income	9,092,555
Accumulated net realized loss on investments	(86,410,953)
Net unrealized appreciation of investments and derivatives	126,505,316

Total net assets	$988,499,734

«

Includes $19,628,353 cash collateral held at broker for futures contracts, $2,780,196 payable for securities purchased, $125,227 payable for fund shares redeemed $624,089 due to manager and affiliates and $2,734,739 foreign currencies collateral due to broker for futures contract as of June 30, 2016.

@	Illiquid security. At June 30, 2016, the aggregate value of illiquid securities was $8,039,238, which represents 0.81% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

The following futures contracts were outstanding at June 30, 2016:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(42)	British Pound Currency	$ (3,499,812)	$ (3,477,600)	9/20/16	$ 22,212
30	Dow Jones U.S. Real Estate Index	958,902	969,000	9/19/16	10,098
(1,973)	E-mini S&P 500 Index	(199,416,567)	(206,198,230)	9/19/16	(6,781,663)
(146)	E-Mini S&P Mid Cap 400 Index	(20,919,676)	(21,797,800)	9/19/16	(878,124)
(69)	Euro Currency	(9,570,308)	(9,580,218)	9/20/16	(9,910)
(316)	Euro STOXX 50 Index	(9,690,755)	(10,011,942)	9/19/16	(321,187)
(44)	FTSE 100 Index	(3,567,376)	(3,761,979)	9/19/16	(194,603)
(56)	Japanese Yen Currency	(6,852,665)	(6,794,900)	9/20/16	57,765
(46)	Nikkei 225 Index (OSE)	(6,907,591)	(6,935,748)	9/9/16	(28,157)

					$(8,123,569)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to Financial Statements.”

Summary of Abbreviations:

ADR–American Depositary Receipt

GDR–Global Depository Receipt

OSE–Osaka Securities Exchange

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Dividend Value Managed Volatility Fund–6

LVIP BlackRock Dividend Value Managed Volatility Fund

Statement of Operations

Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME:
Dividends	$13,148,065
Foreign tax withheld	(156,734)

12,991,331

EXPENSES:
Management fees	3,332,091
Distribution fees-Service Class	773,305
Accounting and administration expenses	222,309
Reports and statements to shareholders	144,944
Professional fees	25,437
Index fees	21,369
Trustees’ fees and expenses	11,875
Custodian fees	8,294
Consulting fees	2,095
Pricing fees	845
Other	4,360

4,546,924
Less management fees waived	(586,089)

Total operating expenses	3,960,835

NET INVESTMENT INCOME	9,030,496

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	13,825,076
Foreign currencies	(22,418)
Foreign currency exchange contracts	(29,626)
Futures contracts	(1,896,220)

Net realized gain	11,876,812

Net change in unrealized appreciation (depreciation) of:
Investments	23,513,307
Foreign currencies	77
Futures contracts	(7,113,482)

Net change in unrealized appreciation (depreciation)	16,399,902

NET REALIZED AND UNREALIZED GAIN	28,276,714

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$37,307,210

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Dividend Value Managed Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$9,030,496	$13,590,199
Net realized gain (loss)	11,876,812	(13,617,145)
Net change in unrealized appreciation (depreciation)	16,399,902	(44,075,631)

Net increase (decrease) in net assets resulting from operations	37,307,210	(44,102,577)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(5,492,064)
Service Class	—	(9,223,267)

	—	(14,715,331)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	14,170,960	25,245,734
Service Class	90,358,060	179,256,040
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	5,492,064
Service Class	—	9,223,267

	104,529,020	219,217,105

Cost of shares redeemed:
Standard Class	(22,925,079)	(42,311,814)
Service Class	(30,225,905)	(54,968,129)

	(53,150,984)	(97,279,943)

Increase in net assets derived from capital share transactions	51,378,036	121,937,162

NET INCREASE IN NET ASSETS	88,685,246	63,119,254
NET ASSETS:
Beginning of period	899,814,488	836,695,234

End of period	$988,499,734	$899,814,488

Undistributed net investment income	$9,092,555	$62,058

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Dividend Value Managed Volatility Fund–7

LVIP BlackRock Dividend Value Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP BlackRock Dividend Value Managed Volatility Fund Standard Class
	Six Months Ended 6/30/16[1,2] (unaudited)	12/31/15	12/31/14	Year Ended 12/31/13	12/31/12[3]	12/31/11

Net asset value, beginning of period	$16.634	$17.805	$17.455	$14.977	$12.887	$13.363

Income (loss) from investment operations:
Net investment income[4]	0.177	0.296	0.295	0.299	0.221	0.184
Net realized and unrealized gain (loss)	0.494	(1.162)	0.314	2.428	1.966	(0.527)

Total from investment operations	0.671	(0.866)	0.609	2.727	2.187	(0.343)

Less dividends and distributions from:
Net investment income	—	(0.305)	(0.259)	(0.249)	(0.097)	(0.133)

Total dividends and distributions	—	(0.305)	(0.259)	(0.249)	(0.097)	(0.133)

Net asset value, end of period	$17.305	$16.634	$17.805	$17.455	$14.977	$12.887

Total return[5]	4.03%	(4.87% )	3.49%	18.21%	16.99%	(2.57% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$307,428	$304,296	$337,563	$351,809	$322,496	$314,272
Ratio of expenses to average net assets	0.70%	0.72%	0.72%	0.76%	0.78%	0.78%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.83%	0.81%	0.81%	0.84%	0.83%	0.83%
Ratio of net investment income to average net assets	2.14%	1.72%	1.68%	1.84%	1.54%	1.35%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.01%	1.63%	1.59%	1.76%	1.49%	1.30%
Portfolio turnover	38%	24%	24%	14%	103%	26%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. was added as a sub-adviser for the Fund’s volatility management overlay.

[3]	Commencing at the close of business on September 21, 2012, BlackRock Investment Management LLC (sub-adviser) is responsible for the day-to-day management of the Fund’s investment portfolio.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Dividend Value Managed Volatility Fund–8

LVIP BlackRock Dividend Value Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP BlackRock Dividend Value Managed Volatility Fund Service Class
	Six Months Ended 6/30/16[1,2] (unaudited)	12/31/15	12/31/14	Year Ended 12/31/13	12/31/12[3]	12/31/11

Net asset value, beginning of period	16.613	$17.781	$17.434	$14.961	$12.874	$13.348

Income (loss) from investment operations:
Net investment income[4]	0.156	0.252	0.251	0.261	0.186	0.150
Net realized and unrealized gain (loss)	0.492	(1.158)	0.312	2.419	1.962	(0.525)

Total from investment operations	0.648	(0.906)	0.563	2.680	2.148	(0.375)

Less dividends and distributions from:
Net investment income	—	(0.262)	(0.216)	(0.207)	(0.061)	(0.099)

Total dividends and distributions	—	(0.262)	(0.216)	(0.207)	(0.061)	(0.099)

Net asset value, end of period	$17.261	$16.613	$17.781	$17.434	$14.961	$12.874

Total return[5]	3.90%	(5.09% )	3.23%	17.92%	16.69%	(2.81% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$681,072	$595,518	$499,132	$332,144	$75,798	$39,098
Ratio of expenses to average net assets	0.95%	0.97%	0.97%	1.01%	1.03%	1.03%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.08%	1.06%	1.06%	1.09%	1.08%	1.08%
Ratio of net investment income to average net assets	1.89%	1.47%	1.43%	1.59%	1.29%	1.10%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.76%	1.38%	1.34%	1.51%	1.24%	1.05%
Portfolio turnover	38%	24%	24%	14%	103%	26%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. was added as a sub-adviser for the Fund’s volatility management overlay.

[3]	Commencing at the close of business on September 21, 2012, BlackRock Investment Management LLC (sub-adviser) is responsible for the day-to-day management of the Fund’s investment portfolio.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Dividend Value Managed Volatility Fund–9

LVIP BlackRock Dividend Value Managed Volatility Fund

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Dividend Value Managed Volatility Fund (formerly, LVIP BlackRock Equity Dividend Managed Volatility Fund) (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek reasonable income by investing primarily in income-producing equity securities.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between their bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under the policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2016 and for all open tax years (years ended December 31, 2012–December 31, 2015), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2016, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate that portion of realized gains and losses on investments resulting from changes in foreign exchange rates from that which is due to changes in market prices. Both types of changes in gain (loss) are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP BlackRock Dividend Value Managed Volatility Fund–10

LVIP BlackRock Dividend Value Managed Volatility Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2016.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2016.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $500 million of average daily net assets of the Fund, and 0.70% of average daily net assets of the Fund in excess of $500 million. LIAC has contractually agreed to waive a portion of its advisory fee. Effective May 1, 2016, the waiver amount is 0.11% on the first $750 million of average daily net assets of the Fund and 0.15% of average daily net assets in excess of $750 million. This agreement will continue through at least April 30, 2017, and cannot be terminated before that date without the mutual agreement of the Board and LIAC. Prior to May 1, 2016, the waiver amount was 0.14% on the first $750 million of average daily net assets of the Fund and 0.18% of average daily net assets in excess of $750 million. Prior to February 8, 2016, the waiver amount was 0.06% on the first $250 million of average daily net assets of the Fund; 0.11% on the next $500 million; and 0.14% on the next $250 million; and 0.165% of average daily net assets in excess of $1 billion.

BlackRock Investment Management LLC (“BlackRock”) is responsible for managing the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays BlackRock a fee based on the Fund’s average daily net assets. Effective May 1, 2016, SSGA Funds Management, Inc. (“SSGA”) is responsible for managing the Fund’s volatility management overlay. Prior to May 1, 2016, LIAC was responsible for managing the Fund’s volatility management overlay. For these services, LIAC, not the Fund, pays SSGA a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2016, costs for these administrative and legal services were as follows:

Administrative	$23,810
Legal	6,547

Lincoln Life also performs daily trading operations. The cost of these services is included in “Accounting and administration expenses” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $18,332 for the six months ended June 30, 2016.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $136,890 for the six months ended June 30, 2016.

The Fund offers Standard Class and Service Class shares. Pursuant to its distribution and service plan, the Fund is authorized to pay out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual distribution and/or service (“12b-1 Fee”) at a rate not to exceed 0.35%

LVIP BlackRock Dividend Value Managed Volatility Fund–11

LVIP BlackRock Dividend Value Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the 12b-1 Fee is limited to 0.25% of average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2016, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$484,038
Distribution fees payable to LFD	136,989
Printing and mailing fees payable to Lincoln Life	3,062

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$327,257,878
Sales	442,103,796

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated because final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$840,215,047

Aggregate unrealized appreciation	$160,972,808
Aggregate unrealized depreciation	(26,343,618)

Net unrealized appreciation	$134,629,190

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

As of December 31, 2015, the Fund had the following capital loss carryforwards for federal income tax purposes:

Pre-Enactment Short-Term Capital Losses Expiring In	Post-Enactment Losses (No Expiration)*
2017	Short-Term	Long-Term	Total
$36,214,077	$40,534,214	$20,899,956	$97,648,247

*Capital loss carryovers with no expiration must be utilized first.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default

LVIP BlackRock Dividend Value Managed Volatility Fund–12

LVIP BlackRock Dividend Value Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

	Level 1	Level 2	Total
Common Stock
Aerospace & Defense	$51,724,589	$—	$51,724,589
Air Freight & Logistics	7,183,847	—	7,183,847
Banks	108,311,066	—	108,311,066
Beverages	10,824,940	5,130,887	15,955,827
Capital Markets	21,470,869	—	21,470,869
Chemicals	22,267,533	—	22,267,533
Commercial Services & Supplies	4,690,687	—	4,690,687
Communications Equipment	5,238,018	—	5,238,018
Consumer Finance	1,915,277	—	1,915,277
Containers & Packaging	13,016,773	—	13,016,773
Distributors	3,574,631	—	3,574,631
Diversified Financial Services	13,266,464	—	13,266,464
Diversified Telecommunication Services	19,168,937	—	19,168,937
Electric Utilities	55,673,286	—	55,673,286
Electrical Equipment	7,287,812	—	7,287,812
Energy Equipment & Services	6,936,902	—	6,936,902
Food & Staples Retailing	11,227,223	—	11,227,223
Food Products	6,671,416	—	6,671,416
Gas Utilities	5,291,472	—	5,291,472
Health Care Equipment & Supplies	4,935,069	—	4,935,069
Health Care Providers & Services	30,105,118	8,039,238	38,144,356
Hotels, Restaurants & Leisure	12,089,793	—	12,089,793
Household Durables	8,241,036	—	8,241,036
Household Products	12,560,052	—	12,560,052
Industrial Conglomerates	27,350,914	—	27,350,914
Insurance	43,420,349	—	43,420,349
Leisure Products	1,814,194	—	1,814,194
Machinery	7,000,786	—	7,000,786
Media	16,369,940	—	16,369,940
Metals & Mining	629,153	—	629,153
Multiline Retail	16,199,020	—	16,199,020
Multi-Utilities	53,666,853	—	53,666,853
Oil, Gas & Consumable Fuels	98,482,832	—	98,482,832
Paper & Forest Products	1,970,818	—	1,970,818
Personal Products	7,683,134	—	7,683,134
Pharmaceuticals	59,550,629	8,019,421	67,570,050
Professional Services	3,689,350	—	3,689,350
Real Estate Investment Trusts	2,858,813	—	2,858,813
Road & Rail	3,961,325	—	3,961,325
Semiconductors & Semiconductor Equipment	27,879,887	—	27,879,887
Software	26,018,489	—	26,018,489
Specialty Retail	19,810,334	—	19,810,334
Technology Hardware, Storage & Peripherals	2,239,926	11,080,147	13,320,073
Thrifts & Mortgage Finance	882,162	—	882,162
Tobacco	21,523,032	—	21,523,032
Water Utilities	3,249,409	—	3,249,409
Wireless Telecommunication Services	2,889,261	—	2,889,261
Money Market Fund	49,761,124	—	49,761,124

LVIP BlackRock Dividend Value Managed Volatility Fund–13

LVIP BlackRock Dividend Value Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

	Level 1	Level 2	Total
Total	$942,574,544	$32,269,693	$974,844,237

Futures Contracts	$(8,123,569)	$—	$(8,123,569)

There were no Level 3 investments at the beginning or end of the period.

As a result of utilizing international fair value pricing at June 30, 2016, a portion of the portfolio was categorized as Level 2.

During the period ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/16	Year Ended 12/31/15
Shares sold:
Standard Class	845,185	1,463,746
Service Class	5,429,752	10,428,437
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	329,467
Service Class	—	554,299

	6,274,937	12,775,949

Shares redeemed:
Standard Class	(1,372,873)	(2,459,516)
Service Class	(1,819,055)	(3,205,811)

	(3,191,928)	(5,665,327)

Net increase	3,083,009	7,110,622

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it owns that are denominated in foreign currencies. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

No foreign currency exchange contracts were outstanding at June 30, 2016.

LVIP BlackRock Dividend Value Managed Volatility Fund–14

LVIP BlackRock Dividend Value Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2016 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Currency Contracts (Futures contracts)	Receivables and other assets net of liabilities	$79,977	Receivables and other assets net of liabilities	$(331,097)
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	10,098	Receivables and other assets net of liabilities	(7,882,547)

Total		$90,075		$(8,213,644)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Foreign currency exchange contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(29,626)	$—
Currency contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(165,831)	(251,120)
Equity contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(1,730,389)	(6,862,362)

Total		$(1,925,846)	$(7,113,482)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2016. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2016.

	Asset Derivative Volume	Liability Derivative Volume
Foreign currency exchange contracts (average cost)	$ 28,222	$ 45,153
Futures contracts (average notional value)	15,780,025	169,034,115

In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.

LVIP BlackRock Dividend Value Managed Volatility Fund–15

LVIP BlackRock Dividend Value Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

At June 30, 2016, the Fund held the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Goldman Sachs Capital	$90,075	$(8,213,644)	$(8,123,569)
Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Amount[a]
Goldman Sachs Capital	$(8,123,569)	$—	$—	$—	$8,123,569	$—

aNet amount represents the receivable/(payable) that would be due from/(to) the counterparty in an event of default.

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate directly as a result of defaults or receives rental income from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2016. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. As of June 30, 2016, there were no Rule 144A securities held by the Fund. Illiquid securities have been identified on the Statement of Net Assets.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP BlackRock Dividend Value Managed Volatility Fund–16

LVIP BlackRock Dividend Value Managed Volatility Fund

Other Fund Information (unaudited)

Approval of Subadvisory Agreement

On January 6, 2016, the Board of Trustees of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things the approval of the sub-advisory agreement with SSGA Funds Management, Inc. (“SSGA FM”) (the “Sub-Advisory Agreement”) for the Fund. The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC, The Lincoln National Life Insurance Company (“Lincoln Life”) and SSGA FM prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to approval of investment sub-advisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LIAC, Lincoln Life and SSGA FM provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including in-person presentations by representatives of SSGA FM, information about proposed sub-advisory fees and compliance and regulatory matters. The Board noted that SSGA FM provided sub-advisory services to other funds in the Trust. After reviewing the information received, the Independent Trustees requested supplemental information, and LIAC and SSGA FM provided materials in response. The Board determined that, given the totality of the information provided with respect to the Sub-Advisory Agreement, the Board had received sufficient information to approve the Sub-Advisory Agreement. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and employees of Lincoln Life, LIAC and SSGA FM to consider the approval of the Sub-Advisory Agreement.

Based upon its review, the Board concluded that it was in the best interests of the Fund that the Sub-Advisory Agreement be approved for the Fund. In considering the approval of the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Nature, Extent and Quality of Services. In considering the approval of the Sub-Advisory Agreement between LIAC and SSGA FM with respect to the Funds, the Board considered the nature, extent and quality of services to be provided by SSGA FM under the Sub-Advisory Agreement. The Board considered that SSGA FM provided sub-advisory services to other funds in the Trust and that the Board had reviewed extensive information provided by SSGA FM in connection with the annual contract renewal process most recently concluded in September 2015. The Board noted that State Street Global Advisors (“SSGA”), an affiliate of SSGA FM, has served as a consultant to LIAC with respect to the managed volatility overlay for the Fund and that LIAC proposed to delegate the responsibility of managing the Fund’s managed volatility overlay to SSGA FM as sub-adviser. The Board considered the criteria provided by LIAC in recommending SSGA FM be appointed a sub-adviser for the Fund’s managed volatility overlay, including historical modeling and noted that the Board was familiar with the managed volatility overlay services provided by SSGA as a consultant to LIAC with respect to the Fund. The Board reviewed the services to be provided by SSGA FM, the backgrounds of the investment professionals proposed to service the Fund, SSGA’s consulting work for LIAC with respect to the managed volatility overlay for the Fund and the reputation, resources and investment approach of SSGA FM. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board concluded that the services to be provided by SSGA FM were expected to be satisfactory.

Performance. With respect to performance, the Board considered that SSGA has served as a risk management consultant to LIAC with respect to the managed volatility overlay for the Fund and that the Board received quarterly performance information from LIAC and also from Morningstar, Inc. as part of the annual contract renewal process. The Board concluded that the services to be provided by SSGA FM were expected to be acceptable.

Sub-Advisory Fee and Economies of Scale. The Board reviewed the proposed sub-advisory fee schedule and noted SSGA FM’s statement that it does not sub-advise any portfolios with similar investment objectives. The Board considered that the sub-advisory fee schedule was negotiated between LIAC and SSGA FM, an unaffiliated third party and that LIAC would compensate SSGA FM from its fees. The Board concluded that the proposed sub-advisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered that the sub-advisory fee schedule was negotiated between LIAC and SSGA FM, an unaffiliated third party, and that LIAC would compensate SSGA FM from its fees. The Board reviewed materials provided by SSGA FM as to any additional benefits it receives and noted that SSGA FM indicated that it indirectly benefits from association with the Fund in the marketplace.

Overall Conclusions. Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Sub-Advisory Agreement are fair and reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the Fund.

LVIP BlackRock Dividend Value Managed Volatility Fund–17

LVIP BlackRock Emerging Markets Managed Volatility Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2016

LVIP BlackRock Emerging Markets

Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock Emerging Markets Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2016 to June 30, 2016

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*
Actual
Standard Class Shares	$1,000.00	$1,026.40	0.73%	$3.68
Service Class Shares	1,000.00	1,025.10	0.98%	4.93
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.23	0.73%	$3.67
Service Class Shares	1,000.00	1,019.99	0.98%	4.92

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP BlackRock Emerging Markets Managed Volatility Fund–1

LVIP BlackRock Emerging Markets Managed Volatility Fund

Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)

As of June 30, 2016

Security Type/Country	Percentage of Net Assets

Common Stock	80.97%

Brazil	3.94%
China	20.44%
Colombia	0.49%
Curacao	0.05%
Czech Republic	0.14%
Greece	0.24%
Hong Kong	4.24%
Hungary	0.26%
India	1.74%
Indonesia	2.24%
Malaysia	3.19%
Mexico	3.88%
Netherlands	0.41%
Peru	0.31%
Philippines	1.51%
Poland	0.84%
Republic of Korea	12.00%
Romania	0.06%
Russia	4.10%
South Africa	6.05%
Taiwan	10.48%
Thailand	2.19%
Turkey	1.18%
United Arab Emirates	0.99%

Exchange-Traded Funds	7.93%

Preferred Stock	3.43%

Money Market Fund	3.21%

Total Value of Securities	95.54%

Receivables and Other Assets Net of Liabilities	4.46%

Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of Net Assets

Aerospace & Defense	0.24%
Air Freight & Logistics	0.09%
Airlines	0.11%
Auto Components	0.55%
Automobiles	1.69%
Banks	13.96%
Beverages	1.47%
Biotechnology	0.28%
Building Products	0.04%
Capital Markets	9.02%
Chemicals	1.72%
Commercial Services & Supplies	0.15%
Communications Equipment	0.02%
Construction & Engineering	0.83%
Construction Materials	0.83%
Consumer Finance	0.05%
Distributors	0.04%
Diversified Consumer Services	0.38%
Diversified Financial Services	1.45%
Diversified Telecommunication Services	1.78%
Electric Utilities	1.06%
Electrical Equipment	0.15%
Electronic Equipment, Instruments & Components	1.89%
Energy Equipment & Services	0.07%
Food & Staples Retailing	1.57%
Food Products	1.90%
Gas Utilities	0.43%
Health Care Equipment & Supplies	0.02%
Health Care Providers & Services	0.69%
Hotels, Restaurants & Leisure	0.54%
Household Durables	0.83%
Household Products	0.20%
Independent Power & Renewable Electricity Producers	0.69%
Industrial Conglomerates	2.05%
Insurance	2.92%
Internet & Catalog Retail	0.99%
Internet Software & Services	7.41%
IT Services	0.94%
Leisure Products	0.04%
Machinery	0.45%
Marine	0.10%
Media	2.24%
Metals & Mining	2.71%
Multiline Retail	0.65%
Multi-Utilities	0.07%
Oil, Gas & Consumable Fuels	7.14%
Paper & Forest Products	0.13%

LVIP BlackRock Emerging Markets Managed Volatility Fund–2

LVIP BlackRock Emerging Markets Managed Volatility Fund

Security Type/Country and Sector Allocations and Top 10 Equity Holdings (continued)

Sector	Percentage of Net Assets

Personal Products	0.91%
Pharmaceuticals	1.02%
Real Estate Investment Trusts	0.60%
Real Estate Management & Development	2.01%
Retail	0.05%
Road & Rail	0.17%
Semiconductors & Semiconductor Equipment	4.19%
Software	0.11%
Specialty Retail	0.37%
Technology Hardware, Storage & Peripherals	4.57%
Textiles, Apparel & Luxury Goods	0.48%
Tobacco	0.45%
Trading Companies & Distributors	0.04%
Transportation Infrastructure	0.97%
Water Utilities	0.26%
Wireless Telecommunication Services	3.55%

Total	92.33%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets

iShares MSCI India	3.79%
Samsung Electronics	3.11%
iShares India 50	3.02%
Tencent Holdings	3.01%
Taiwan Semiconductor Manufacturing	2.93%
Alibaba Group Holding ADR	1.93%
Naspers Class N	1.59%
China Mobile	1.58%
China Construction Bank	1.53%
iShares MSCI Chile Capped	1.12%

Total	23.61%

IT–Information Technology

LVIP BlackRock Emerging Markets Managed Volatility Fund–3

LVIP BlackRock Emerging Markets Managed Volatility Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–80.97%
Brazil–3.94%
Aes Tiete Energia	14,449	$66,346
Ambev	276,766	1,641,314
Banco Bradesco	39,838	335,463
Banco do Brasil	71,683	379,358
BB Seguridade Participacoes	43,200	375,342
BM&FBovespa	106,800	592,465
†BR Malls Participacoes	28,990	116,599
BRF	30,900	431,424
BTG Pactual Group	13,400	76,338
CCR	45,200	236,391
†Centrais Eletricas Brasileiras	10,800	42,698
CETIP	14,613	198,567
Cia de Saneamento Basico do Estado de Sao Paulo	23,897	214,324
Cia Energetica de Minas Gerais	50,482	114,564
†Cia Siderurgica Nacional	49,700	120,370
Cielo	54,806	575,819
Cosan Industria e Comercio	9,653	100,037
CPFL Energia	20,549	131,140
†CPFL Energias Renovaveis	31,700	108,552
Embraer	46,000	249,454
Fibria Celulose	15,900	106,914
Gerdau	7,300	9,635
Hypermarcas	23,000	166,470
Itau Unibanco Holding	18,404	149,476
JBS	48,257	150,226
Kroton Educacional	100,872	426,122
Localiza Rent a Car	9,884	105,692
Lojas Americanas	8,820	31,164
Lojas Renner	44,500	329,286
M Dias Branco	1,700	55,176
Multiplan Empreendimentos Imobiliarios	2,900	54,347
Natura Cosmeticos	10,400	82,525
†Petroleo Brasileiro	174,100	620,024
Porto Seguro	3,100	25,593
Raia Drogasil	13,300	262,829
TIM Participacoes	39,600	83,211
Tractebel Energia	15,500	184,902
Transmissora Alianca de Energia Eletrica	5,800	34,956
Ultrapar Participacoes	21,219	468,994
Vale	94,700	477,583
WEG	26,340	112,582

		10,044,272

☐China–20.44%
#†3SBio 144A	44,500	45,919
†58.com ADR	4,733	217,197
Agile Property Holdings	99,000	52,516
Agricultural Bank of China	1,578,000	579,796
Air China	88,000	60,499

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
☐China (continued)
†Alibaba Group Holding ADR	61,866	$4,920,203
†Aluminum Corp of China	206,000	65,262
†Angang Steel	56,000	25,207
Anhui Conch Cement	75,500	182,803
Anhui Gujing Distillery Class B	14,400	59,000
ANTA Sports Products	69,000	139,045
†Autohome ADR	4,006	80,561
AviChina Industry & Technology	108,000	75,455
†Baidu ADR	17,045	2,814,982
Bank of China	5,046,000	2,028,027
Bank of Communications	464,000	295,156
†=Baoxin Auto Group	10,322	5,641
BBMG	154,000	46,448
Beijing Capital International Airport	110,000	119,802
Beijing Jingneng Clean Energy	68,000	22,248
Belle International Holdings	416,000	244,843
†Biostime International Holdings	8,500	28,686
BOE Technology Group Class B	86,700	20,662
†BYD	36,000	217,380
#CGN Power 144A	758,000	211,855
†China Biologic Products	1,486	157,992
China Cinda Asset Management	622,000	210,916
China CITIC Bank	503,000	307,679
†China Coal Energy	131,000	68,637
China Communications Construction	290,000	314,386
China Communications Services	182,000	95,388
China Conch Venture Holdings	113,000	224,705
China Construction Bank	5,839,000	3,892,500
†China COSCO Holdings	144,500	51,300
†China Eastern Airlines	102,000	51,142
China Everbright Bank	211,000	96,928
China Galaxy Securities	210,500	189,968
China Hongqiao Group	85,000	57,291
#†China Huarong Asset Management 144A	371,000	147,225
China Huishan Dairy Holdings	222,000	90,637
#†China International Capital Class H 144A	42,800	65,599
China International Marine Containers Group	29,300	36,203
China Life Insurance	445,000	959,474
China Longyuan Power Group	183,000	152,769
China Medical System Holdings	114,000	174,719
China Merchants Bank	253,082	570,984
=China Merchants Property Development Class B	16,350	74,394
China Minsheng Banking	390,800	379,639
China Molybdenum	288,000	64,866
China National Building Material	178,000	78,283
China Oilfield Services	96,000	74,587
China Pacific Insurance Group	165,400	560,565
China Petroleum & Chemical	1,490,000	1,076,703

LVIP BlackRock Emerging Markets Managed Volatility Fund–4

LVIP BlackRock Emerging Markets Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
☐China (continued)
China Railway Construction	101,500	$127,869
†China Railway Group	242,000	181,884
#China Railway Signal & Communication Class H 144A	92,000	61,408
China Reinsurance Group Class H	199,000	45,668
China Shenhua Energy	220,000	409,178
†China Shipping Container Lines	192,000	40,086
China Shipping Development	68,000	38,647
China Southern Airlines	120,000	67,890
China Telecom	868,000	390,354
China Vanke Class B	64,000	126,388
China Zhongwang Holdings	86,800	38,800
Chongqing Changan Automobile Class B	44,900	62,895
Chongqing Rural Commercial Bank	202,000	102,881
CITIC Securities Class H	149,500	331,726
CNOOC	1,049,000	1,309,382
Country Garden Holdings	387,733	163,976
CRRC	235,000	211,325
CSG Holding Class B	40,100	31,732
CSPC Pharmaceutical Group	334,000	298,417
†Ctrip.com International ADR	22,177	913,692
#Dali Foods Group 144A	157,500	89,742
#Dalian Wanda Commercial Properties 144A	39,500	244,463
Datang International Power Generation	168,000	47,066
Dazhong Transportation Group Class B	74,700	59,424
Dongfeng Motor Group	142,000	149,675
ENN Energy Holdings	52,000	257,556
Evergrande Real Estate Group	241,000	148,676
Fosun International	123,000	159,956
Geely Automobile Holdings	245,000	133,633
GF Securities Class H	99,200	227,519
Golden Eagle Retail Group	17,000	18,958
GOME Electrical Appliances Holding	509,000	60,877
Great Wall Motor	156,000	130,427
Guangdong Electric Power Development Class B	38,040	17,662
Guangshen Railway	98,000	46,755
Guangzhou Automobile Group	104,000	124,800
Guangzhou Baiyunshan Pharmaceutical Holdings	12,000	28,470
Guangzhou R&F Properties	56,800	72,006
Haitian International Holdings	67,000	118,544
Haitong Securities	155,200	264,442
#Harbin Bank 144A	56,000	14,379
Hengan International Group	50,500	422,975
†Hengten Networks Group	1,432,000	60,665
Huadian Fuxin Energy	86,000	18,986
Huadian Power International	94,000	45,053
Huaneng Power International	324,000	201,243

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
☐China (continued)
Huaneng Renewables	326,000	$109,110
#Huatai Securities Class H 144A	111,400	239,908
Industrial & Commercial Bank of China	5,026,000	2,802,844
Inner Mongolia Yitai Coal Class B	57,200	43,224
Intime Retail Group	62,500	52,103
†JD.com ADR	56,542	1,200,387
Jiangling Motors Class B	13,622	34,976
Jiangsu Expressway	52,000	72,617
Jiangxi Copper	62,000	69,579
Kingsoft	29,000	56,346
Lao Feng Xiang Class B	17,900	64,727
#Legend Holdings Class H 144A	35,600	84,417
Lenovo Group	390,000	237,055
Longfor Properties	63,500	82,848
†Luye Pharma Group	89,000	54,800
Metallurgical Corp of China	150,000	46,257
†Momo ADR	1,592	16,095
NetEase ADR	4,594	887,653
New China Life Insurance	37,200	133,198
New Oriental Education & Technology Group ADR	8,402	351,876
People’s Insurance Group of China	406,000	156,303
PetroChina	1,324,000	912,552
PICC Property & Casualty	232,060	365,876
Ping An Insurance Group of China	297,000	1,315,911
†Qihoo 360 Technology ADR	6,396	467,228
†@=Qinqin Foodstuffs Group Cayman	10,100	14,321
†Qunar Cayman Islands ADR	4,538	135,187
Shandong Weigao Group Medical Polymer	96,000	55,010
Shanghai Baosight Software	7,300	13,596
†Shanghai Electric Group	140,000	59,234
Shanghai Fosun Pharmaceutical Group	17,000	41,666
Shanghai Jinqiao Export Processing Zone Development Class B	43,500	73,586
Shanghai Lujiazui Finance & Trade Zone Development Class B	46,260	72,397
Shanghai Pharmaceuticals Holding	38,800	86,034
†Shanghai Zhenhua Heavy Industries Class B	107,200	51,306
#Shengjing Bank Class H 144A	44,000	45,560
Shenzhen Expressway Class H	78,000	71,375
Shenzhou International Group Holdings	41,000	198,262
†SINA	3,554	184,346
Sino-Ocean Land Holdings	213,000	92,730
Sinopec Engineering Group	105,500	95,731
†Sinopec Oilfield Service	162,000	31,168
Sinopec Shanghai Petrochemical	158,000	72,698
Sinopharm Group	78,000	374,688
Sinotrans Class H	65,000	29,020

LVIP BlackRock Emerging Markets Managed Volatility Fund–5

LVIP BlackRock Emerging Markets Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
☐China (continued)
SOHO China	156,500	$75,557
†SouFun Holdings ADR	20,354	102,381
Sunac China Holdings	78,000	48,657
Sunny Optical Technology Group	44,000	154,917
†TAL Education Group ADR	3,072	190,648
Tencent Holdings	334,800	7,680,203
#†=Tianhe Chemicals Group 144A	546,000	5,877
TravelSky Technology	62,000	119,860
Tsingtao Brewery	24,000	83,440
†Vipshop Holdings ADR	24,617	274,972
†Weibo ADR	1,808	51,365
Weichai Power	50,000	51,481
Weifu High-Technology Group Class B	13,200	28,017
Xinjiang Goldwind Science & Technology	35,600	48,975
Yantai Changyu Pioneer Wine Class B	12,600	38,170
Yanzhou Coal Mining	104,000	67,759
†YY ADR	2,387	80,848
Zhejiang Expressway	84,000	79,467
Zhuzhou CSR Times Electric	34,000	188,843
Zijin Mining Group	316,000	106,147
Zoomlion Heavy Industry Science & Technology	59,800	20,720
ZTE	36,520	46,452

		52,103,383

Colombia–0.49%
Almacenes Exito	11,594	56,365
Banco de Bogota	3,192	63,930
Bancolombia	11,538	93,698
Cementos Argos	25,213	102,721
†Cemex Latam Holdings	9,618	41,490
Corp Financiera Colombiana	8,574	112,427
†Ecopetrol	418,006	199,638
Empresa de Energia de Bogota	112,169	68,549
Grupo Argos	16,469	105,889
Grupo de Inversiones Suramericana	12,912	169,662
Grupo Nutresa	17,391	148,851
Interconexion Electrica	23,598	72,065

		1,235,285

Curacao–0.05%
Eclat Textile	14,000	135,770

		135,770

Czech Republic–0.14%
CEZ	12,438	212,193
Komercni banka	3,910	146,602

		358,795

Greece–0.24%
†Alpha Bank AE	84,613	158,545
†Eurobank Ergasias	84,824	53,695

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Greece (continued)
Hellenic Telecommunications Organization	11,462	$104,725
†National Bank of Greece	339,838	75,393
OPAP	18,898	131,710
†Piraeus Bank	430,765	80,384

		604,452

■Hong Kong–4.24%
†Alibaba Health Information Technology	176,000	129,900
†Alibaba Pictures Group	720,000	168,483
Beijing Enterprises Holdings	34,500	195,587
Beijing Enterprises Water Group	232,000	140,497
Brilliance China Automotive Holdings	146,000	150,742
†CAR	19,000	18,576
†China Agri-Industries Holdings	77,100	25,385
China Everbright	56,000	108,658
China Everbright International	182,000	203,503
China Gas Holdings	124,000	189,803
China Jinmao Holdings Group	170,000	48,102
China Merchants Holdings International	46,000	123,142
†China Minsheng Financial Holding	510,000	57,533
China Mobile	349,500	4,038,198
China Overseas Land & Investment	250,000	796,963
China Overseas Property Holdings	1	0
China Power International Development	180,000	66,445
China Resources Beer Holdings	84,000	183,602
China Resources Cement Holdings	52,000	16,764
China Resources Gas Group	52,000	158,139
China Resources Land	157,555	371,270
China Resources Power Holdings	128,000	192,096
China State Construction International Holdings	104,000	137,995
†China Taiping Insurance Holdings	112,194	211,134
†China Traditional Chinese Medicine	192,000	76,119
China Unicom Hong Kong	344,000	358,703
CITIC	373,000	545,261
COSCO Pacific	150,000	149,763
Far East Horizon	108,000	84,352
Fullshare Holdings	330,000	146,671
GCL-Poly Energy Holdings	928,000	121,973
Guangdong Investment	204,000	311,423
Haier Electronics Group	101,000	154,320
†=Hanergy Thin Film Power Group	830,000	0
Hopson Development Holdings	54,000	47,812
#†IMAX China Holding 144A	13,600	67,120
Kingboard Chemical Holdings	50,500	100,674
Kunlun Energy	256,000	213,039
Lee & Man Paper Manufacturing	67,000	50,054
Nine Dragons Paper Holdings	80,000	61,335

LVIP BlackRock Emerging Markets Managed Volatility Fund–6

LVIP BlackRock Emerging Markets Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
■Hong Kong (continued)
Shanghai Industrial Holdings	55,000	$125,037
Shenzhen International Holdings	42,000	61,073
Shenzhen Investment	172,000	69,058
Shimao Property Holdings	107,500	136,676
Sino Biopharmaceutical	312,000	204,773

		10,817,753

Hungary–0.26%
MOL Hungarian Oil & Gas	2,218	128,402
OTP Bank	13,302	297,664
Richter Gedeon	11,311	224,977

		651,043

India–1.74%
Dr. Reddy’s Laboratories ADR	6,983	357,739
ICICI Bank ADR	56,775	407,645
Infosys ADR	57,564	1,027,517
Larsen & Toubro GDR	8,973	199,947
Mahindra & Mahindra GDR	20,259	431,534
#Reliance Industries GDR 144A	28,715	819,813
State Bank of India GDR	9,926	314,654
†Tata Motors ADR	12,773	442,840
Wipro ADR	34,300	423,948

		4,425,637

Indonesia–2.24%
†Astra Agro Lestari	20,777	23,309
Astra International	1,113,900	627,974
Bank Central Asia	794,400	804,376
Bank Danamon Indonesia	160,000	42,991
Bank Mandiri Persero	592,700	428,910
Bank Negara Indonesia Persero	418,800	165,966
Bank Rakyat Indonesia Persero	618,300	508,757
Bumi Serpong Damai	408,000	65,655
Charoen Pokphand Indonesia	422,000	120,802
Gudang Garam	29,600	154,873
Indocement Tunggal Prakarsa	64,700	83,207
Indofood CBP Sukses Makmur	117,300	154,204
Indofood Sukses Makmur	289,700	159,398
Jasa Marga Persero	99,500	39,918
Kalbe Farma	1,577,400	183,567
Lippo Karawaci	883,500	76,753
Matahari Department Store	176,200	268,548
Media Nusantara Citra	228,500	38,335
Mitra Keluarga Karyasehat	335,000	69,984
Perusahaan Gas Negara Persero	564,700	100,690
Semen Indonesia Persero	166,900	118,880
Surya Citra Media	508,900	127,879
Telekomunikasi Indonesia Persero	2,825,300	859,586
Tower Bersama Infrastructure	95,500	47,873
Unilever Indonesia	90,600	309,646
United Tractors	93,000	104,929

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Indonesia (continued)
†XL Axiata	109,000	$30,302

		5,717,312

Malaysia–3.19%
AMMB Holdings	92,100	101,645
Astro Malaysia Holdings	146,100	106,182
Axiata Group	371,000	519,257
British American Tobacco Malaysia	14,000	183,009
CIMB Group Holdings	238,900	259,853
DiGi.Com	264,500	313,926
Gamuda	205,900	248,214
Genting	137,300	279,666
Genting Malaysia	126,100	139,425
HAP Seng Consolidated	44,400	85,022
Hong Leong Bank	30,400	99,718
Hong Leong Financial Group	6,500	23,719
IHH Healthcare	170,700	279,454
IJM	300,200	260,018
IOI	171,000	183,755
IOI Properties Group	106,691	62,191
KLCC Stapled Group	23,300	43,261
Kuala Lumpur Kepong	28,400	164,252
Lafarge Malaysia	26,900	52,245
Malakoff	175,600	69,733
Malayan Banking	323,700	654,798
Malaysia Airports Holdings	60,300	91,724
Maxis	198,500	290,248
MISC	73,900	136,747
Nestle Malaysia	4,700	89,208
Petronas Chemicals Group	208,100	341,198
Petronas Dagangan	17,500	101,575
Petronas Gas	40,000	218,948
PPB Group	35,700	146,667
Public Bank	167,260	805,935
RHB Bank	45,517	57,904
SapuraKencana Petroleum	202,400	74,376
Sime Darby	133,200	250,955
SP Setia	50,500	36,326
Telekom Malaysia	177,200	298,255
Tenaga Nasional	227,400	796,226
Westports Holdings	75,000	78,288
YTL	288,200	119,618
YTL Power International	204,120	71,390

		8,134,931

Mexico–3.88%
Alfa Class A	168,300	289,329
Alpek	17,877	29,325
Alsea SAB de CV	26,222	99,825
America Movil	628,640	386,484
Arca Continental	30,000	215,304
†Cemex	814,586	503,922

LVIP BlackRock Emerging Markets Managed Volatility Fund–7

LVIP BlackRock Emerging Markets Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Mexico (continued)
Coca-Cola Femsa	30,240	$250,586
Concentradora Fibra Danhos	23,500	42,675
El Puerto de Liverpool	9,000	95,225
Fibra Uno Administracion	194,590	414,564
Fomento Economico Mexicano	118,916	1,100,990
Fresnillo	12,616	277,823
Gentera	45,200	80,968
Gruma Class B	16,100	231,603
Grupo Aeroportuario del Pacifico Class B	24,997	256,977
Grupo Aeroportuario del Sureste Class B	13,528	215,559
Grupo Bimbo Class A	166,400	521,884
Grupo Carso Class A1	18,600	80,046
Grupo Comercial Chedraui	20,300	50,610
Grupo Elektra	2,990	41,583
Grupo Financiero Banorte Class O	156,843	876,585
Grupo Financiero Inbursa	141,310	240,302
Grupo Financiero Santander Mexico Class B	99,200	180,033
Grupo Lala	42,600	93,926
Grupo Mexico Class B	234,100	548,547
Grupo Sanborns	19,200	25,708
Grupo Televisa CPO	181,800	947,953
†IDEAL Class B1	50,800	74,244
Industrias Penoles	7,681	183,381
Infraestructura Energetica Nova	14,300	60,266
Kimberly-Clark de Mexico Class A	86,888	205,261
Megacable Holdings	24,080	97,729
Mexichem	55,800	117,628
#Nemak 144A	38,600	45,203
†OHL Mexico	22,700	27,812
†Organizacion Soriana Class B	16,400	39,182
Promotora y Operadora de Infraestructura	20,145	247,943
Wal-Mart de Mexico Class V	292,600	703,871

		9,900,856

Netherlands–0.41%
Steinhoff International Holdings	182,160	1,044,993

		1,044,993

Peru–0.31%
BBVA Banco Continental	26,863	27,455
†Cia de Minas Buenaventura ADR	12,627	150,893
Credicorp	4,006	618,246

		796,594

Philippines–1.51%
Aboitiz Equity Ventures	122,060	202,677
Aboitiz Power	94,400	92,665
Alliance Global Group	186,700	58,900
Ayala	14,710	266,178

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Philippines (continued)
Ayala Land	396,600	$328,990
BDO Unibank	75,860	181,235
DMCI Holdings	245,000	65,923
Emperador	168,500	25,919
Energy Development	491,400	57,997
Globe Telecom	2,200	111,212
GT Capital Holdings	4,015	123,428
International Container Terminal Services	31,600	41,444
JG Summit Holdings	173,899	317,690
Jollibee Foods	31,280	161,320
LT Group	204,900	69,334
Manila Electric	9,920	65,525
Megaworld	559,000	55,620
Metro Pacific Investments	556,000	82,798
Metropolitan Bank & Trust	95,098	183,160
Petron	458,500	108,948
Philippine Long Distance Telephone	5,255	240,190
San Miguel	21,640	36,173
Semirara Mining & Power	17,100	45,632
SM Investments	19,672	406,690
SM Prime Holdings	459,100	268,207
Universal Robina	54,090	239,900

		3,837,755

Poland–0.84%
Bank Handlowy w Warszawie	224	4,080
Bank Pekao	7,888	275,404
Bank Zachodni WBK	1,176	78,642
†Cyfrowy Polsat	14,210	79,497
ING Bank Slaski	1,650	51,632
†KGHM Polska Miedz	9,844	166,135
LPP	83	106,488
†mBank	797	62,698
Orange Polska	79,341	102,311
PGE Polska Grupa Energetyczna	60,671	182,750
Polski Koncern Naftowy Orlen	19,340	339,717
Polskie Gornictwo Naftowe i Gazownictwo	120,732	172,120
†Powszechna Kasa Oszczednosci Bank Polski	46,103	273,269
Powszechny Zaklad Ubezpieczen	35,237	256,780

		2,151,523

Republic of Korea–12.00%
Amorepacific	1,940	731,359
AMOREPACIFIC Group	1,955	286,884
BGF retail	563	104,828
BS Financial Group	17,808	125,499
†Celltrion	4,686	393,934
CJ	979	172,847
CJ CheilJedang	539	182,551

LVIP BlackRock Emerging Markets Managed Volatility Fund–8

LVIP BlackRock Emerging Markets Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Republic of Korea (continued)
†CJ Korea Express	308	$58,235
Coway	2,722	247,845
Daelim Industrial	1,371	91,457
†Daewoo Engineering & Construction	6,943	34,099
Daewoo Securities	11,116	76,016
Dongbu Insurance	3,137	188,818
Dongsuh	2,021	58,795
Doosan	454	36,876
Doosan Heavy Industries & Construction	4,300	79,814
E-MART	1,297	195,721
GS Holdings	3,547	147,301
GS Retail	1,819	86,495
Hana Financial Group	16,473	334,911
Hankook Tire	3,937	175,159
Hanmi Pharm	406	251,273
Hanmi Science	872	117,239
Hanon Systems	8,150	74,588
Hanssem	650	90,529
Hanwha	2,219	68,936
Hanwha Chemical	7,360	153,783
Hanwha Life Insurance	10,192	51,356
Hotel Shilla	1,595	94,633
Hyosung	1,121	122,698
Hyundai Department Store	1,025	115,314
Hyundai Development Co-Engineering & Construction	2,872	99,637
Hyundai Engineering & Construction	5,716	167,232
Hyundai Glovis	1,285	192,486
†Hyundai Heavy Industries	2,747	254,330
Hyundai Mobis	3,574	786,292
Hyundai Motor	7,853	928,943
Hyundai Steel	3,777	151,974
Hyundai Wia	713	55,585
Industrial Bank of Korea	19,719	192,132
Kakao	2,354	191,549
Kangwon Land	6,493	235,599
KB Financial Group	22,163	630,226
KCC	341	113,422
KEPCO Plant Service & Engineering	1,029	58,177
Kia Motors	13,564	511,083
Korea Aerospace Industries	3,264	209,263
Korea Electric Power	15,064	790,740
Korea Gas	1,220	42,416
Korea Investment Holdings	2,023	74,582
Korea Zinc	550	243,897
†Korean Air Lines	2,185	49,424
KT&G	6,818	807,490
Kumho Petrochemical	746	38,977
LG	5,953	331,057
LG Chem	2,760	630,298
LG Display	13,605	315,004

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Republic of Korea (continued)
LG Electronics	6,232	$293,507
LG Household & Health Care	559	545,895
LG Uplus	11,580	109,983
LIG Nex1	788	66,962
Lotte Chemical	871	216,781
@Lotte Confectionery	422	71,625
Lotte Shopping	557	98,523
NAVER	1,758	1,089,109
NCSoft	1,013	208,590
NH Investment & Securities	14,416	115,676
†OCI	1,157	91,719
Orion	236	193,715
POSCO	3,884	688,053
Posco Daewoo	2,500	54,915
S-1	1,342	125,829
Samsung C&T	4,369	470,359
Samsung Card	1,545	55,988
Samsung Electro-Mechanics	2,997	131,317
Samsung Electronics	6,364	7,925,416
Samsung Fire & Marine Insurance	2,001	459,590
†Samsung Heavy Industries	8,952	72,058
Samsung Life Insurance	4,938	432,127
Samsung SDI	3,661	346,621
Samsung SDS	1,974	247,229
Samsung Securities	3,314	102,835
Shinhan Financial Group	25,304	831,717
Shinsegae	352	59,900
SK Holdings	2,482	438,691
SK Hynix	33,446	951,772
SK Innovation	4,145	510,723
S-Oil	2,843	188,403
Woori Bank	25,299	210,345
Yuhan	502	134,149

		30,591,730

Romania–0.06%
New Europe Property Investments	12,188	139,027

		139,027

Russia–4.10%
Alrosa	91,600	99,284
†Bank Otkritie Financial	2,689	58,199
Bashneft	2,065	94,506
Gazprom	424,894	926,114
Gazprom ADR	130,025	561,834
Inter	947,000	37,374
†Lenta GDR	18,553	134,599
Lukoil	21,442	899,554
Lukoil ADR	8,278	345,441
Magnit	3,400	479,459
Magnitogorsk Iron & Steel Works	196,100	73,700
†Mail.Ru Group GDR	6,561	119,410

LVIP BlackRock Emerging Markets Managed Volatility Fund–9

LVIP BlackRock Emerging Markets Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Russia (continued)
MegaFon	5,251	$55,062
MMC Norilsk Nickel	3,255	434,662
Mobile TeleSystems	58,257	221,339
Moscow Exchange MICEX-RTS	106,235	186,920
Novatek	143,774	1,457,601
Novolipetsk Steel	34,900	45,342
PhosAgro	2,234	96,952
Polymetal International	13,784	193,165
†Polyus Gold	970	71,234
Rosneft	41,380	213,625
Rostelecom	38,040	54,813
RusHydro	4,280,000	41,227
Sberbank of Russia	276,300	574,805
Sberbank of Russia ADR	75,000	657,785
Severstal	12,019	131,799
Sistema	271,254	86,639
Surgutneftegas	1,280,456	664,922
Surgutneftegas ADR	100,398	512,312
Tatneft	92,560	479,732
Unipro	530,000	22,786
United RUSAL	249,474	79,111
†Uralkali	26,253	71,802
VTB Bank	116,460,000	123,903
VTB Bank GDR	74,000	153,108

		10,460,120

South Africa–6.05%
†Anglo American Platinum	2,518	62,951
†AngloGold Ashanti	26,726	482,632
†Aspen Pharmacare Holdings	18,337	452,356
Barclays Africa Group	21,700	212,837
†Bid	22,984	430,716
Bidvest Group	22,984	216,832
Capitec Bank Holdings	4,388	177,997
Discovery	20,666	172,636
FirstRand	211,590	645,749
Fortress Income Fund	54,293	132,815
Fortress Income Fund Class A	55,050	59,142
Foschini Group	12,247	115,625
Gold Fields	55,281	268,373
Growthpoint Properties	169,210	295,618
†Impala Platinum Holdings	45,628	147,010
Imperial Holdings	9,629	98,329
†Kumba Iron Ore	6,311	47,694
Liberty Holdings	10,044	81,974
Life Healthcare Group Holdings	49,143	120,908
Massmart Holdings	10,288	87,881
Mediclinic International	22,250	319,839
MMI Holdings	68,754	106,070
Mr Price Group	10,315	144,929
MTN Group	102,239	993,598
Naspers Class N	26,619	4,064,590

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
South Africa (continued)
Nedbank Group	12,714	$161,394
Netcare	79,698	169,246
Pick n Pay Stores	13,295	64,734
Pioneer Foods Group	10,253	120,310
PSG Group	7,388	97,621
Rand Merchant Investment Holdings	29,588	82,972
Redefine Properties	297,737	228,530
Remgro	26,260	455,667
Resilient REIT	17,673	158,342
RMB Holdings	50,067	191,889
Sanlam	114,557	473,259
Santam	3,100	48,279
Sasol	38,383	1,038,404
Shoprite Holdings	21,790	246,792
Sibanye Gold	45,871	156,184
Standard Bank Group	79,094	688,864
Tiger Brands	11,306	278,538
Truworths International	27,290	158,812
Tsogo Sun Holdings	62,455	113,061
Vodacom Group	19,768	225,250
Woolworths Holdings	57,551	329,541

		15,426,790

Taiwan–10.48%
Advanced Semiconductor Engineering	356,000	405,020
Advantech	19,690	150,144
Asia Cement	153,805	133,701
Asustek Computer	45,000	372,458
AU Optronics	551,000	190,749
Catcher Technology	43,000	320,616
Cathay Financial Holding	469,743	514,874
Chang Hwa Commercial Bank	177,409	92,634
Cheng Shin Rubber Industry	108,750	229,292
China Development Financial Holding	764,000	185,305
China Life Insurance	252,200	196,332
China Steel	733,885	478,182
Chunghwa Telecom	241,000	871,617
†Compal Electronics	334,000	211,291
CTBC Financial Holding	973,529	512,041
Delta Electronics	132,000	644,071
E.Sun Financial Holding	509,847	302,036
Far Eastern New Century	321,351	240,481
†Far EasTone Telecommunications	131,000	317,203
Feng TAY Enterprise	21,630	89,929
First Financial Holding	558,375	293,621
Formosa Chemicals & Fibre	238,070	601,059
Formosa Petrochemical	135,000	368,082
Formosa Plastics	321,560	779,819
Foxconn Technology	69,735	164,727
Fubon Financial Holding	397,000	468,075
Giant Manufacturing	16,000	99,810
Hermes Microvision	3,000	124,393

LVIP BlackRock Emerging Markets Managed Volatility Fund–10

LVIP BlackRock Emerging Markets Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Taiwan (continued)
Hon Hai Precision Industry	791,373	$2,038,802
Hotai Motor	26,000	256,246
HTC	44,000	142,442
Hua Nan Financial Holdings	486,822	252,973
Innolux	575,050	194,301
†Inotera Memories	159,000	124,519
Inventec	176,000	125,842
Largan Precision	6,000	554,900
Lite-On Technology	152,855	210,526
MediaTek	92,910	709,977
Mega Financial Holding	603,423	456,412
Nan Ya Plastics	333,800	635,897
Nanya Technology	48,000	59,082
†Nien Made Enterprise	10,000	91,233
Novatek Microelectronics	39,000	146,168
†OBI Pharma	7,000	111,406
Pegatron	109,000	231,508
Pou Chen	140,000	188,442
President Chain Store	42,000	328,161
Quanta Computer	139,000	264,876
Shin Kong Financial Holding	913,411	179,801
Siliconware Precision Industries	121,413	185,151
SinoPac Financial Holdings	692,097	205,394
Taishin Financial Holding	551,078	213,057
Taiwan Cement	199,000	199,037
Taiwan Cooperative Financial Holding	437,678	193,444
Taiwan Mobile	114,000	398,458
Taiwan Semiconductor Manufacturing	1,482,000	7,468,831
Uni-President Enterprises	283,019	558,974
United Microelectronics	773,000	303,156
Vanguard International Semiconductor	46,000	76,036
Wistron	1	1
Yuanta Financial Holding	738,348	239,754
Yulon Nissan Motor	1,000	6,213

		26,708,582

Thailand–2.19%
Advanced Info Service NVDR	69,600	313,513
Airports of Thailand NVDR	21,400	237,956
Airports of Thailand-Foreign	9,000	99,886
Bangkok Bank NVDR	32,200	145,770
Bangkok Dusit Medical Services - Foreign	152,500	103,721
Bank of Ayudhya NVDR	72,200	78,361
BTS Group Holdings NVDR	570,700	156,153
Bumrungrad Hospital NVDR	29,600	154,137
Central Pattana-Foreign	111,600	189,758
Charoen Pokphand Foods NVDR	100,000	81,983
Charoen Pokphand Foods-Foreign	145,700	119,205
CP ALL NVDR	316,200	453,549
Delta Electronics Thailand NVDR	45,300	88,268
Glow Energy-Foreign	31,400	76,624

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Thailand (continued)
Home Product Center NVDR	384,193	$108,611
Home Product Center-Foreign	41	11
Indorama Ventures-Foreign	80,500	66,434
Intouch Holdings NVDR	76,500	118,103
Intouch Holdings-Foreign	9,500	14,666
IRPC-Foreign	586,900	79,500
Kasikornbank NVDR	74,900	363,707
Krung Thai Bank-Foreign	209,100	96,993
Land & Houses NVDR	366,740	94,617
Minor International NVDR	74,580	85,723
Minor International-Foreign	39,490	44,952
PTT Exploration & Production NVDR	100,200	240,647
PTT Global Chemical NVDR	95,400	161,897
PTT NVDR	58,600	525,556
Siam Cement NVDR	22,400	304,314
Siam City Cement NVDR	3,500	29,525
Siam Commercial Bank NVDR	109,900	436,906
Thai Oil-Foreign	74,300	126,864
Thai Union Group-Foreign	122,800	76,881
TMB Bank-Foreign	917,700	56,410
Total Access Communication NVDR	39,000	35,893
True NVDR	1,104,746	226,801

		5,593,895

Turkey–1.18%
Akbank	113,447	325,152
Anadolu Efes Biracilik Ve Malt Sanayii	13,470	91,080
Arcelik	11,710	77,103
BIM Birlesik Magazalar	12,601	245,749
Coca-Cola Icecek	4,593	56,106
Emlak Konut Gayrimenkul Yatirim Ortakligi	155,534	154,907
Enka Insaat ve Sanayi	41,269	63,123
Eregli Demir ve Celik Fabrikalari	90,396	127,873
Ford Otomotiv Sanayi	4,019	42,775
Haci Omer Sabanci Holding	45,972	150,872
KOC Holding	39,095	178,791
TAV Havalimanlari Holding	14,493	62,242
Tofas Turk Otomobil Fabrikasi	6,590	54,186
Tupras Turkiye Petrol Rafinerileri	6,592	146,341
†Turk Hava Yollari	28,907	57,584
Turk Telekomunikasyon	20,154	42,481
†Turkcell Iletisim Hizmetleri	54,196	199,252
Turkiye Garanti Bankasi	130,527	344,778
Turkiye Halk Bankasi	39,324	117,034
Turkiye Is Bankasi Class C	110,314	175,241
Turkiye Sise ve Cam Fabrikalari	93,410	115,496
Turkiye Vakiflar Bankasi Class D	86,416	135,708
†Yapi ve Kredi Bankasi	34,564	47,921

		3,011,795

LVIP BlackRock Emerging Markets Managed Volatility Fund–11

LVIP BlackRock Emerging Markets Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Arab Emirates–0.99%
Abu Dhabi Commercial Bank	109,965	$181,842
Aldar Properties	259,992	191,693
†Arabtec Holding	105,385	39,354
DAMAC Properties Dubai	86,274	53,942
DP World	9,110	151,425
Dubai Financial Market	82,016	28,329
Dubai Investments	167,617	93,865
Dubai Islamic Bank	50,000	69,873
†Dubai Parks & Resorts	196,690	83,922
Emaar Malls Group	107,535	82,811
Emaar Properties	210,620	358,245
Emirates Telecommunications Group	108,888	561,790
First Gulf Bank	63,326	217,701
National Bank of Abu Dhabi	100,465	264,823
NMC Health	4,332	74,682
Union National Bank	64,469	71,965

		2,526,262

Total Common Stock (Cost $205,968,319)		206,418,555

EXCHANGE-TRADED FUNDS–7.93%
iShares India 50	272,464	7,710,731
iShares MSCI Chile Capped	77,634	2,856,931
iShares MSCI India	346,269	9,667,830

Total Exchange-Traded Funds (Cost $19,400,528)		20,235,492

ΔPREFERRED STOCK–3.43%
Brazil–2.33%
Banco Bradesco 4.94%	179,376	1,405,502
Braskem 6.82%	16,919	100,072
†Centrais Eletricas Brasileiras	16,900	92,173
Cia Brasileira de Distribuicao 0.61%	7,800	113,128
Cia de Transmissao de Energia Eletrica Paulista 3.13%	2,015	39,380
Cia Energetica de Minas Gerais 6.20%	19,079	42,942
Gerdau 1.30%	38,300	70,226
Itau Unibanco Holding 4.21%	176,908	1,666,478
Itausa - Investimentos Itau 4.39%	204,474	477,401
Lojas Americanas 0.69%	44,400	221,841
†Petroleo Brasileiro	263,444	769,263
Suzano Papel e Celulose 3.49%	31,800	112,260
Telefonica Brasil 4.45%	23,590	321,799

	Number of Shares	Value (U.S. $)

ΔPREFERRED STOCK (continued)
Brazil (continued)
Vale 2.64%	124,112	$501,115

		5,933,580

Colombia–0.16%
Banco Davivienda 1.62%	3,488	31,980
Bancolombia 3.33%	21,180	184,327
Cementos Argos 2.03%	12,000	45,192
Grupo Argos 1.53%	5,525	33,859
Grupo Aval Acciones y Valores 4.97%	165,853	66,435
Grupo de Inversiones Suramericana 1.14%	3,624	46,999

		408,792

Republic of Korea–0.69%
Amorepacific 0.56%	430	92,834
Hyundai Motor
3.16%	1,908	160,250
3.23%	1,038	85,525
LG Chem 2.49%	358	59,760
LG Electronics 1.59%	811	20,496
LG Household & Health Care 0.84%	184	105,953
Samsung Electronics 1.74%	1,152	1,188,389
Samsung Fire & Marine Insurance 2.99%	250	37,912

		1,751,119

Russia–0.25%
AK Transneft 0.47%	77	200,837
Bashneft 0.47%	2,295	68,313
Sberbank of Russia 2.05%	45,800	64,468
Surgutneftegas 0.47%	498,600	299,418
Tatneft 6.20%	7,000	19,311

		652,347

Total Preferred Stock (Cost $10,164,566)		8,745,838

MONEY MARKET FUND–3.21%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	8,178,750	8,178,750

Total Money Market Fund (Cost $8,178,750)		8,178,750

TOTAL VALUE OF SECURITIES–95.54% (Cost $243,712,163)	243,578,635
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–4.46%	11,361,100

NET ASSETS APPLICABLE TO 31,858,923 SHARES OUTSTANDING–100.00%	$254,939,735

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2016, the aggregate value of Rule 144A securities was $2,188,488, which represents 0.86% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

LVIP BlackRock Emerging Markets Managed Volatility Fund–12

LVIP BlackRock Emerging Markets Managed Volatility Fund

Schedule of Investments (continued)

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 2 and 3.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

@	Illiquid security. At June 30, 2016, the aggregate value of illiquid securities was $85,946, which represents 0.03% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2016, the aggregate value of fair valued securities was $100,233, which represents 0.04% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

☐	Securities listed and traded on the Hong Kong Stock Exchange.

The following foreign currency exchange contract and futures contracts were outstanding at June 30, 2016:1

Foreign Currency Exchange Contract

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BNYM	BRL	(3,000,000)	USD	906,673	7/1/16	$(26,957)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(1,343)	E-mini MSCI Emerging Markets Index	$(54,080,648)	$(56,050,105)	9/19/16	$(1,969,457)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

ADR–American Depositary Receipt

BNYM–Bank of New York Mellon

BRL–Brazilian Real

CPO–Ordinary Participation Certificate

GDR–Global Depositary Receipt

NVDR–Nonvoting Depositary Receipt

REIT–Real Estate Investment Trust

USD–United States Dollar

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Emerging Markets Managed Volatility Fund–13

LVIP BlackRock Emerging Markets Managed Volatility Fund

Statement of Assets and Liabilities

June 30, 2016 (unaudited)

ASSETS:
Investments, at value	$243,578,635
Foreign currencies, at value	8,659,245
Cash collateral held at broker for futures contracts	3,834,429
Dividends receivable	1,435,033
Receivables for securities sold	1,142,934
Receivable for fund shares sold	85,108

TOTAL ASSETS	258,735,384

LIABILITIES:
Net unrealized depreciation on futures contracts	1,969,457
Payable for securities purchased	1,452,507
Due to manager and affiliates	160,879
Payable for fund shares redeemed	100,281
Other accrued expenses payable	72,043
Unrealized depreciation on foreign currency exchange contracts	26,957
Cash overdraft	13,525

TOTAL LIABILITIES	3,795,649

TOTAL NET ASSETS	$254,939,735

Investments, at cost	$243,712,163
Foreign currencies, at cost	8,532,395

Standard Class:
Net Assets	$17,437,849
Shares Outstanding	2,177,874
Net Asset Value	$8.007

Service Class:
Net Assets	$237,501,886
Shares Outstanding	29,681,049
Net Asset Value	$8.002

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$307,758,732
Undistributed net investment income	2,594,593
Accumulated net realized loss on investments	(53,396,978)
Net unrealized depreciation of investments and derivatives	(2,016,612)

TOTAL NET ASSETS	$254,939,735

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Emerging Markets Managed Volatility Fund—14

LVIP BlackRock Emerging Markets Managed

Volatility Fund

Statement of Operations

Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME:
Dividends	$3,833,871
Foreign tax withheld	(332,033)

3,501,838

EXPENSES:
Management fees	669,125
Distribution fees-Service Class	285,301
Accounting and administration expenses	59,571
Professional fees	57,952
Custodian fees	50,965
Reports and statements to shareholders	43,501
Pricing fees	38,318
Index fees	10,000
Trustees’ fees and expenses	3,189
Consulting fees	1,838
Other	1,317

1,221,077
Less management fees waived	(48,456)

Total operating expenses	1,172,621

NET INVESTMENT INCOME	2,329,217

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(5,781,950)
Foreign currencies	4,989
Foreign currency exchange contracts	(61,200)
Futures contracts	(6,189,415)

Net realized loss	(12,027,576)

Net change in unrealized appreciation (depreciation) of:
Investments	18,959,332
Foreign currencies	212,900
Foreign currency exchange contracts	(26,957)
Futures contracts	(2,310,488)

Net change in unrealized appreciation (depreciation)	16,834,787

NET REALIZED AND UNREALIZED GAIN	4,807,211

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,136,428

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Emerging Markets Managed

Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,329,217	$3,165,357
Net realized loss	(12,027,576)	(16,429,472)
Net change in unrealized appreciation (depreciation)	16,834,787	(24,567,220)

Net increase (decrease) in net assets resulting from operations	7,136,428	(37,831,335)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(237,774)
Service Class	—	(3,416,332)

	—	(3,654,106)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,262,955	10,932,915
Service Class	18,950,979	105,174,900
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	237,774
Service Class	—	3,416,332

	22,213,934	119,761,921

Cost of shares redeemed:
Standard Class	(605,833)	(73,222,265)
Service Class	(15,834,796)	(17,909,174)

	(16,440,629)	(91,131,439)

Increase in net assets derived from capital share transactions	5,773,305	28,630,482

NET INCREASE (DECREASE) IN NET ASSETS	12,909,733	(12,854,959)
NET ASSETS:
Beginning of period	242,030,002	254,884,961

End of period	$254,939,735	$242,030,002

Undistributed net investment income	$2,594,593	$265,376

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Emerging Markets Managed Volatility Fund–15

LVIP BlackRock Emerging Markets Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP BlackRock Emerging Markets Managed Volatility Fund Standard Class

	Six Months Ended 6/30/16[1,2] (unaudited)	12/31/15	Year Ended 12/31/14	12/31/13	8/29/12[3] to 12/31/12
Net asset value, beginning of period	$7.801	$9.348	$9.954	$10.895	$10.000

Income (loss) from investment operations:
Net investment income[4]	0.082	0.136	0.144	0.125	0.014
Net realized and unrealized gain (loss)	0.124	(1.539)	(0.626)	(0.988)	1.020

Total from investment operations	0.206	(1.403)	(0.482)	(0.863)	1.034

Less dividends and distributions from:
Net investment income	—	(0.144)	(0.124)	(0.078)	(0.139)

Total dividends and distributions	—	(0.144)	(0.124)	(0.078)	(0.139)

Net asset value, end of period	$8.007	$7.801	$9.348	$9.954	$10.895

Total return[5]	2.64%	(15.01% )	(4.89% )	(7.91% )	10.42%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$17,438	$14,278	$76,657	$172,665	$110,885
Ratio of expenses to average net assets	0.73%	0.74%	0.71%	0.78%	0.80%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.77%	0.79%	0.76%	0.86%	1.22%
Ratio of net investment income to average net assets	2.15%	1.43%	1.45%	1.24%	0.39%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	2.11%	1.38%	1.40%	1.16%	(0.03% )
Portfolio turnover	7%	36%	40%	29%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. was added as a sub-adviser for the Fund’s volatility management overlay.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Emerging Markets Managed Volatility Fund–16

LVIP BlackRock Emerging Markets Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP BlackRock Emerging Markets Managed Volatility Fund Service Class

	Six Months Ended 6/30/16[1,2] (unaudited)	12/31/15	Year Ended 12/31/14	12/31/13	8/29/12[3] to 12/31/12
Net asset value, beginning of period	$7.806	$9.351	$9.957	$10.895	$10.000

Income (loss) from investment operations:
Net investment income[4]	0.072	0.106	0.121	0.099	0.005
Net realized and unrealized gain (loss)	0.124	(1.529)	(0.628)	(0.986)	1.021

Total from investment operations	0.196	(1.423)	(0.507)	(0.887)	1.026

Less dividends and distributions from:
Net investment income	—	(0.122)	(0.099)	(0.051)	(0.131)

Total dividends and distributions	—	(0.122)	(0.099)	(0.051)	(0.131)

Net asset value, end of period	$8.002	$7.806	$9.351	$9.957	$10.895

Total return[5]	2.51%	(15.22% )	(5.13% )	(8.13% )	10.33%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$237,502	$227,752	$178,228	$96,419	$7,450
Ratio of expenses to average net assets	0.98%	0.99%	0.96%	1.03%	1.05%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.02%	1.04%	1.01%	1.11%	1.47%
Ratio of net investment income to average net assets	1.90%	1.18%	1.20%	0.99%	0.14%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	1.86%	1.13%	1.15%	0.91%	(0.28% )
Portfolio turnover	7%	36%	40%	29%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. was added as a sub-adviser for the Fund’s volatility management overlay.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Emerging Markets Managed Volatility Fund–17

LVIP BlackRock Emerging Markets Managed Volatility Fund

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Emerging Markets Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to invest primarily in securities included in a broad-based emerging markets index and to seek to approximate as closely as possible, before fees and expenses, the performance of that index while seeking to control the level of portfolio volatility.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities and exchange-traded funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities or ETFs listed on a foreign exchange are valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2016 and for all open tax years (years ended December 31, 2012–December 31, 2015), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2016, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate that portion of realized gains and losses on investments resulting from changes in foreign exchange rates from that which is due to changes in market prices. Both types of changes in gain/loss are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date

LVIP BlackRock Emerging Markets Managed Volatility Fund–18

LVIP BlackRock Emerging Markets Managed Volatility Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addtion, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2016.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2016.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolios, including monitoring of the Fund’s investment sub-advisers and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.55% of the Fund’s average daily net assets.

LIAC has contractually agreed to waive a portion of its advisory fee. Effective May 1, 2016, the waiver amount is 0.02% of the Fund’s average daily net assets. This agreement will continue through at least April 30, 2017, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC. Prior to May 1, 2016, the waiver amount was 0.05% of the Fund’s average daily net assets.

BlackRock Investment Management, LLC (“BlackRock”) is responsible for managing a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays BlackRock a fee based on BlackRock’s managed portion of the Fund’s average daily net assets.

Effective May 1, 2016 SSGA Funds Management, Inc. (“SSGA”) is responsible for managing the Fund’s volatility management overlay. Prior to May 1, 2016, LIAC was responsible for managing the Fund’s volatility management overlay. For these services, LIAC, not the Fund, pays SSGA a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2016, costs for these administrative and legal services were as follows:

Administrative	$6,380
Legal	1,755

Lincoln Life also performs daily trading operations. The cost of these services is included in “Accounting and administration expenses” on the Statement of Operations. The Fund reimbursed Lincoln Life for the cost of these services, which amounts to $4,924 for the six months ended June 30, 2016.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $34,689 for the six months ended June 30, 2016.

The Fund offers Standard Class and Service Class shares. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual distribution and/or service fee (“12b-1 Fee”) at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne.

LVIP BlackRock Emerging Markets Managed Volatility Fund–19

LVIP BlackRock Emerging Markets Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the 12b-1 Fee is limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2016, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$108,497
Distribution fees payable to LFD	47,774
Printing and mailing fees payable to Lincoln Life	4,608

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$30,833,657
Sales	15,550,584

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$243,712,163

Aggregate unrealized appreciation	$35,907,520
Aggregate unrealized depreciation	(36,041,048)

Net unrealized depreciation	$(133,528)

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2015, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$11,383,956	$24,289,791	$35,673,747

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may

LVIP BlackRock Emerging Markets Managed Volatility Fund–20

LVIP BlackRock Emerging Markets Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stock
Brazil	$10,034,637	$9,635	$—	$10,044,272
China	13,082,589	38,920,561	100,233	52,103,383
Colombia	1,235,285	—	—	1,235,285
Curacao	—	135,770	—	135,770
Czech Republic	—	358,795	—	358,795
Greece	—	604,452	—	604,452
Hong Kong	—	10,817,753	—	10,817,753
Hungary	—	651,043	—	651,043
India	3,794,156	631,481	—	4,425,637
Indonesia	—	5,717,312	—	5,717,312
Malaysia	1,792,761	6,342,170	—	8,134,931
Mexico	9,623,033	277,823	—	9,900,856
Netherlands	—	1,044,993	—	1,044,993
Peru	796,594	—	—	796,594
Philippines	69,334	3,768,421	—	3,837,755
Poland	51,632	2,099,891	—	2,151,523
Republic of Korea	125,829	30,465,901	—	30,591,730
Romania	139,027	—	—	139,027
Russia	881,991	9,578,129	—	10,460,120
South Africa	478,995	14,947,795	—	15,426,790
Taiwan	—	26,708,582	—	26,708,582
Thailand	118,103	5,475,792	—	5,593,895
Turkey	91,080	2,920,715	—	3,011,795
United Arab Emirates	708,437	1,817,825	—	2,526,262
Exchange-Traded Funds	20,235,492	—	—	20,235,492
Preferred Stock	6,342,372	2,403,466	—	8,745,838
Money Market Fund	8,178,750	—	—	8,178,750

Total	$77,780,097	$165,698,305	$100,233	$243,578,635

Foreign Currency Exchange Contract	$—	$(26,957)	$—	$(26,957)

Futures Contracts	$(1,969,457)	$—	$—	$(1,969,457)

As a result of utilizing international fair value pricing at June 30, 2016, the majority of the portfolio was categorized as Level 2.

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the year. In accordance with the fair valuation procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP BlackRock Emerging Markets Managed Volatility Fund–21

LVIP BlackRock Emerging Markets Managed Volatility Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/16	Year Ended 12/31/15
Shares sold:
Standard Class	425,017	1,210,723
Service Class	2,539,422	11,683,775
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	30,082
Service Class	—	431,562

	2,964,439	13,356,142

Shares redeemed:
Standard Class	(77,363)	(7,611,078)
Service Class	(2,034,068)	(1,999,835)

	(2,111,431)	(9,610,913)

Net increase	853,008	3,745,229

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it owns that are denominated in foreign currencies. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

LVIP BlackRock Emerging Markets Managed Volatility Fund–22

LVIP BlackRock Emerging Markets Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Fair values of derivative instruments as of June 30, 2016 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Currency contracts (Foreign currency exchange contracts)	Unrealized depreciation on foreign currency exchange contracts	$—	Unrealized depreciation on foreign currency exchange contracts	$(26,957)
Equity contracts (Futures contracts)	Net unrealized depreciation on futures contracts	—	Net unrealized depreciation on futures contracts	(1,969,457)

Total		$—		$(1,996,414)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Foreign currency exchange contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(61,200)	$(26,957)
Equity contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(6,189,415)	(2,310,488)

Total		$(6,250,615)	$(2,337,445)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2016. The average balance of derivatives held is generally similar to the volume of derivatives activity for the six months ended June 30, 2016.

	Asset Derivative Volume	Liability Derivative Volume
Foreign currency exchange contracts (Average cost)	$ 116,786	$ 16,046
Futures contracts (Average notional value)	15,558,549	34,667,076

In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

LVIP BlackRock Emerging Markets Managed Volatility Fund–23

LVIP BlackRock Emerging Markets Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

At June 30, 2016, the Fund held the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Goldman Sachs Capital	$—	$(1,969,457)	$(1,969,457)

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Amount(a)
Goldman Sachs Capital	$(1,969,457)	$—	$—	$—	$1,969,457	$—

(a)Net represents the receivable/(payable) that would be due from/(to) the counterparty in an event of default.

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A and illiquid securities are identified on the Schedule of Investments.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

In March 2016, the Board approved a proposal, subject to shareholder approval, to merge the Fund with and into LVIP SSGA International Managed Volatility Fund (the “Acquiring Fund”). The merger is not expected to be a taxable event for contract holders. More information about the Acquiring Fund and the definitive terms of the merger will be included in the proxy materials that will be mailed to contract holders.

Management has determined that no additional material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements, except as disclosed above.

LVIP BlackRock Emerging Markets Managed Volatility Fund–24

LVIP BlackRock Emerging Markets Managed Volatility Fund

Other Fund Information (unaudited)

Approval of Subadvisory Agreement

On January 6, 2016, the Board of Trustees of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things the approval of the sub-advisory agreement with SSGA Funds Management, Inc. (“SSGA FM”) (the “Sub-Advisory Agreement”) for the Fund. The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC, The Lincoln National Life Insurance Company (“Lincoln Life”) and SSGA FM prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to approval of investment sub-advisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LIAC, Lincoln Life and SSGA FM provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including in-person presentations by representatives of SSGA FM, information about proposed sub-advisory fees and compliance and regulatory matters. The Board noted that SSGA FM provided sub-advisory services to other funds in the Trust. After reviewing the information received, the Independent Trustees requested supplemental information, and LIAC and SSGA FM provided materials in response. The Board determined that, given the totality of the information provided with respect to the Sub-Advisory Agreement, the Board had received sufficient information to approve the Sub-Advisory Agreement. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and employees of Lincoln Life, LIAC and SSGA FM to consider the approval of the Sub-Advisory Agreement.

Based upon its review, the Board concluded that it was in the best interests of the Fund that the Sub-Advisory Agreement be approved for the Fund. In considering the approval of the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Approval of Investment Management Agreement

Nature, Extent and Quality of Services. In considering the approval of the Sub-Advisory Agreement between LIAC and SSGA FM with respect to the Funds, the Board considered the nature, extent and quality of services to be provided by SSGA FM under the Sub-Advisory Agreement. The Board considered that SSGA FM provided sub-advisory services to other funds in the Trust and that the Board had reviewed extensive information provided by SSGA FM in connection with the annual contract renewal process most recently concluded in September 2015. The Board noted that State Street Global Advisors (“SSGA”), an affiliate of SSGA FM, has served as a consultant to LIAC with respect to the managed volatility overlay for the Fund and that LIAC proposed to delegate the responsibility of managing the Fund’s managed volatility overlay to SSGA FM as sub-adviser. The Board considered the criteria provided by LIAC in recommending SSGA FM be appointed a sub-adviser for the Fund’s managed volatility overlay, including historical modeling and noted that the Board was familiar with the managed volatility overlay services provided by SSGA as a consultant to LIAC with respect to the Fund. The Board reviewed the services to be provided by SSGA FM, the backgrounds of the investment professionals proposed to service the Fund, SSGA’s consulting work for LIAC with respect to the managed volatility overlay for the Fund and the reputation, resources and investment approach of SSGA FM. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board concluded that the services to be provided by SSGA FM were expected to be satisfactory.

Performance. With respect to performance, the Board considered that SSGA has served as a risk management consultant to LIAC with respect to the managed volatility overlay for the Fund and that the Board received quarterly performance information from LIAC and also from Morningstar, Inc. as part of the annual contract renewal process. The Board concluded that the services to be provided by SSGA FM were expected to be acceptable.

Sub-Advisory Fee and Economies of Scale. The Board reviewed the proposed sub-advisory fee schedule and noted SSGA FM’s statement that it does not sub-advise any portfolios with similar investment objectives. The Board considered that the sub-advisory fee schedule was negotiated between LIAC and SSGA FM, an unaffiliated third party and that LIAC would compensate SSGA FM from its fees. The Board concluded that the proposed sub-advisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered that the sub-advisory fee schedule was negotiated between LIAC and SSGA FM, an unaffiliated third party, and that LIAC would compensate SSGA FM from its fees. The Board reviewed materials provided by SSGA FM as to any additional benefits it receives and noted that SSGA FM indicated that it indirectly benefits from association with the Fund in the marketplace.

Overall Conclusions. Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Sub-Advisory Agreement are fair and reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the Fund.

LVIP BlackRock Emerging Markets Managed Volatility Fund–25

LVIP BlackRock Global Allocation V.I. Managed Risk Fund (formerly LVIP BlackRock Global Allocation V.I. Managed Volatility Fund)

  a series of Lincoln Variable

  Insurance Products Trust

      Semiannual Report

      June 30, 2016

LVIP BlackRock Global Allocation V.I.

Managed Risk Fund

LVIP BlackRock Global Allocation V.I. Managed Risk Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2016 to June 30, 2016

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*

Actual
Standard Class Shares	$1,000.00	$994.30	0.10%	$0.50
Service Class Shares	1,000.00	992.50	0.45%	2.23

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,024.37	0.10%	$0.50
Service Class Shares	1,000.00	1,022.63	0.45%	2.26

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all its assets in other investment companies (Underlying Funds). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP BlackRock Global Allocation V.I. Managed Risk Fund–1

LVIP BlackRock Global Allocation V.I. Managed Risk Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2016

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Company	96.47%
International Equity Fund	96.47%
Unaffiliated Investment Company	3.30%
Money Market Fund	3.30%
Total Value of Securities	99.77%
Receivables and Other Assets Net of Liabilities	0.23%
Total Net Assets	100.00%

LVIP BlackRock Global Allocation V.I. Managed Risk Fund–2

LVIP BlackRock Global Allocation V.I. Managed Risk Fund

Schedule of Investments

June 30, 2016(unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–96.47%
International Equity Fund–96.47%
*BlackRock Global Allocation V.I. Fund	63,503,567	$960,173,926

Total Affiliated Investment Company (Cost $1,076,684,501)		960,173,926

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANY–3.30%
Money Market Fund–3.30%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	32,836,379	$32,836,379

		32,836,379

Total Unaffiliated Investment Company (Cost $32,836,379)		32,836,379

TOTAL VALUE OF SECURITIES–99.77% (Cost $1,109,520,880)	993,010,305
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.23%	2,259,735

NET ASSETS APPLICABLE TO 106,013,956 SHARES OUTSTANDING–100.00%	$995,270,040

*	Class I shares.

The following futures contracts were outstanding at June 30, 2016:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(191)	British Pound Currency	$(16,072,735)	$(15,814,800)	9/20/16	$257,935
(205)	E-mini MSCI Emerging Markets Index	(8,391,216)	(8,555,675)	9/19/16	(164,459)
(361)	E-mini S&P 500 Index	(37,020,117)	(37,728,110)	9/19/16	(707,993)
(37)	E-mini S&P MidCap 400 Index	(5,397,212)	(5,524,100)	9/19/16	(126,888)
(39)	Euro Currency	(5,433,062)	(5,414,906)	9/20/16	18,156
(175)	Euro STOXX 50 Index	(5,464,980)	(5,544,588)	9/19/16	(79,608)
(189)	FTSE 100 Index	(15,736,214)	(16,159,411)	9/19/16	(423,197)
(58)	Japanese Yen Currency	(7,084,966)	(7,037,575)	9/20/16	47,391
(46)	Nikkei 225 Index (OSE)	(6,937,957)	(6,935,748)	9/9/16	2,209

					$(1,176,454)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

OSE–Osaka Securities Exchange

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Global Allocation V.I. Managed Risk Fund–3

LVIP BlackRock Global Allocation V.I. Managed Risk Fund

Statement of Assets and Liabilities

June 30, 2016 (unaudited)

ASSETS:
Investments in affiliated investment companies, at value	$960,173,926
Investments in unaffiliated investment companies, at value	32,836,379

Total investments, at value	993,010,305
Cash collateral held at broker for futures contracts	3,427,770
Receivables for investment companies sold	501,258
Receivables for fund shares sold	137,189
Dividends receivable from investment companies	5,884
Foreign currencies collateral held at broker for future contracts, at value	984

TOTAL ASSETS	997,083,390

LIABILITIES:
Net unrealized depreciation on futures contracts	1,176,454
Due to manager and affiliates	351,973
Payables for fund shares redeemed	267,681
Other accrued expenses payable	17,242

TOTAL LIABILITIES	1,813,350

TOTAL NET ASSETS	$995,270,040

Investments in affiliated investment companies, at cost	$1,076,684,501
Investments in unaffiliated investment companies, at cost	32,836,379

Total investments, at cost	$1,109,520,880

Standard Class:
Net Assets	$262,887
Shares Outstanding	27,890
Net Asset Value Per Share	$9.426

Service Class:
Net Assets	$995,007,153
Shares Outstanding	105,986,066
Net Asset Value Per Share	$9.388

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$1,125,701,119
Undistributed net investment income	5,412,200
Accumulated net realized loss on investments	(18,156,250)
Net unrealized depreciation of investments and derivatives	(117,687,029)

TOTAL NET ASSETS	$995,270,040

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Global Allocation V.I. Managed Risk Fund—4

LVIP BlackRock Global Allocation V.I. Managed Risk Fund

Statement of Operations

Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME:
Dividends from unaffiliated investment companies	$28,130

EXPENSES:
Management fees	3,634,130
Distribution fees-Service Class	1,695,467
Accounting and administration expenses	93,929
Reports and statements to shareholders	36,441
Professional fees	22,448
Trustees’ fees and expenses	12,749
Custodian fees	5,075
Consulting fees	2,213
Pricing fees	187
Other	6,094

5,508,733
Less management fees waived	(3,342,040)

Total operating expenses	2,166,693

NET INVESTMENT LOSS	(2,138,563)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Sale of investments in affiliated investment companies	(8,307,394)
Foreign currencies	(257,427)
Futures contracts	(6,233,506)

Net realized loss	(14,798,327)

Net change in unrealized appreciation (depreciation) of:
Investments in affiliated investment companies	10,796,404
Futures contracts	(901,082)

Net change in unrealized appreciation (depreciation)	9,895,322

NET REALIZED AND UNREALIZED LOSS	(4,903,005)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,041,568)

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Global Allocation V.I. Managed Risk Fund

Statements of Changes in Net Assets

	Six Month Ended 6/30/16 (unaudited)	Year Ended 12/31/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(2,138,563)	$6,538,938
Net realized gain (loss)	(14,798,327)	7,760,822
Net change in unrealized appreciation (depreciation)	9,895,322	(63,731,913)

Net decrease in net assets resulting from operations	(7,041,568)	(49,432,153)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(2,959)
Service Class	—	(7,251,296)
Net realized gain:
Standard Class	—	(10,904)
Service Class	—	(42,493,815)

	—	(49,758,974)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	22,463	28,314
Service Class	79,740,952	320,433,565
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	13,863
Service Class	—	49,745,111

	79,763,415	370,220,853

Cost of shares redeemed:
Standard Class	(23,447)	(55,748)
Service Class	(53,552,521)	(101,575,881)

	(53,575,968)	(101,631,629)

Increase in net assets derived from capital share transactions	26,187,447	268,589,224

NET INCREASE IN NET ASSETS	19,145,879	169,398,097
NET ASSETS:
Beginning of period	976,124,161	806,726,064

End of period	$995,270,040	$976,124,161

Undistributed net investment income	$5,412,200	$7,550,763

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Global Allocation V.I. Managed Risk Fund–5

LVIP BlackRock Global Allocation V.I. Managed Risk Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP BlackRock Global Allocation V.I. Managed Risk Fund Standard Class
	Six Months Ended 6/30/16[1],[2]				5/1/13[3] to
			Year Ended
	(unaudited)		12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$9.480		$10.490	$10.709	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.004)		0.109	0.299	0.235
Net realized and unrealized gain (loss)	(0.050)		(0.565)	(0.319)	0.490

Total from investment operations	(0.054)		(0.456)	(0.020)	0.725

Less dividends and distributions from:
Net investment income	—		(0.107)	(0.108)	—
Net realized gain	—		(0.447)	(0.091)	(0.016)

Total dividends and distributions	—		(0.554)	(0.199)	(0.016)

Net asset value, end of period	$9.426		$9.480	$10.490	$10.709

Total return[5]	(0.57%	)	(4.32% )	(0.21% )	7.25%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$263		$265	$304	$2,961
Ratio of expenses to average net assets[6]	0.10%		0.11%	0.10%	0.10%
Ratio of expenses to average net assets prior to expenses waived/ reimbursed[6]	0.79%		0.81%	0.80%	0.84%
Ratio of net investment income (loss) to average net assets	(0.09%	)	1.05%	2.77%	3.42%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.78%	)	0.35%	2.07%	2.68%
Portfolio turnover	4%		8%	3%	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC was added as a sub-adviser for the Fund’s managed risk strategy.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Global Allocation V.I. Managed Risk Fund–6

LVIP BlackRock Global Allocation V.I. Managed Risk Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP BlackRock Global Allocation V.I. Managed Risk Fund Service Class
	Six Months Ended 6/30/16[1,2]		Year Ended		5/1/13[3] to

	(unaudited)		12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$9.459		$10.466	$10.684	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.020)		0.072	0.260	0.213
Net realized and unrealized gain (loss)	(0.051)		(0.561)	(0.317)	0.487

Total from investment operations	(0.071)		(0.489)	(0.057)	0.700

Less dividends and distributions from:
Net investment income	—		(0.071)	(0.070)	—
Net realized gain	—		(0.447)	(0.091)	(0.016)

Total dividends and distributions	—		(0.518)	(0.161)	(0.016)

Net asset value, end of period	$9.388		$9.459	$10.466	$10.684

Total return[5]	(0.75%	)	(4.66% )	(0.55% )	7.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$995,007		$975,859	$806,422	$329,225
Ratio of expenses to average net assets[6]	0.45%		0.46%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/ reimbursed[6]	1.14%		1.16%	1.15%	1.19%
Ratio of net investment income (loss) to average net assets	(0.44%	)	0.70%	2.42%	3.07%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(1.13%	)	0.00%	1.72%	2.33%
Portfolio turnover	4%		8%	3%	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC was added as a sub-adviser for the Fund’s managed risk strategy.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Global Allocation V.I. Managed Risk Fund–7

LVIP BlackRock Global Allocation V.I. Managed Risk Fund

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Global Allocation V.I. Managed Risk Fund (formerly LVIP BlackRock Global Allocation V.I. Managed Volatility Fund) (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act . The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all its assets in other open-end investment companies, primarily the BlackRock Global Allocation V.I. Fund (collectively, “the Underlying Funds”). The Fund is advised by Lincoln Investment Advisors Corporation (“LIAC”). The BlackRock Global Allocation V.I. Fund, which is advised by an unaffiliated adviser, invests primarily in a portfolio of equity, debt and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax return through the six months ended June 30, 2016 and for all open tax years (years ended December 31, 2013-December 31, 2015), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2016, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separates that portion of realized gains and losses on investments resulting from changes in foreign exchange rates from that which is due to changes in market prices. Both types of changes in gain (loss) are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP BlackRock Global Allocation V.I. Managed Risk Fund–8

LVIP BlackRock Global Allocation V.I. Managed Risk Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2016.

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the average daily net assets of the Fund. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds. LIAC has contractually agreed to waive a portion of its advisory fee. Effective May 1, 2016, the waiver amount is 0.67% of the Fund’s average daily net assets. This agreement will continue through at least April 30, 2017, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC. Prior to May 1, 2016, the waiver amount was 0.70% of the Fund’s average daily net assets.

Effective May 1, 2016, Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Fund’s managed risk strategy. Prior to May 1, 2016 , LIAC was responsible for day-to-day management of the entirety of the Fund’s investment portfolios. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2016, costs for these administrative and legal services were as follows:

Administrative	$27,234
Legal	7,010

Lincoln Life also performs daily trading operations. The cost of these services is included in “Accounting and administration expenses” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounts to $14,742 for the six months ended June 30, 2016.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $28,998 for the six months ended June 30, 2016.

The Fund offers Standard Class and Service Class. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or other, an annual distribution and/or service fee (“12b-1 Fee”) at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the 12b-1 fee is 0.35% of the average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because the Underlying Funds have varied expense and fee levels, and the Fund may own different amounts of shares at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2016, the Fund had liabilities payable and prepaid expenses to affiliates as follows:

Management fees payable to LIAC	$65,390
Distribution fees payable to LFD	286,007
Printing and mailing fees to Lincoln Life	576

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

LVIP BlackRock Global Allocation V.I. Managed Risk Fund–9

LVIP BlackRock Global Allocation V.I. Managed Risk Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Affiliated investment companies, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investment companies’ outstanding securities (non-LVIP Funds or ETFs). Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the six months ended June 30, 2016, were as follows:

	Value 12/31/15	Purchases	Proceeds	Net Realized Gain (Loss)	Value 6/30/16	Dividends	Capital Gain Distributions
BlackRock Global Allocation V.I. Fund	$939,854,439	$56,012,139	$38,181,662	$(8,307,394)	$960,173,926	$—	$—

3. Investments

For the six months ended June 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$56,012,139
Sales	38,181,662

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,109,520,880

Aggregate unrealized appreciation	$—
Aggregate unrealized depreciation	(116,510,575)

Net unrealized depreciation	$(116,510,575)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quotedprices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observablefor the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and defaultrates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchangecontracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

Level 1
Investment Companies	$993,010,305

Futures Contracts	$(1,176,454)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP BlackRock Global Allocation V.I. Managed Risk Fund–10

LVIP BlackRock Global Allocation V.I. Managed Risk Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/16	Year Ended 12/31/15
Shares sold:
Standard Class	2,387	2,847
Service Class	8,584,606	30,789,471
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,457
Service Class	—	5,252,997

	8,586,993	36,046,772

Shares redeemed:
Standard Class	(2,505)	(5,238)
Service Class	(5,771,048)	(9,920,765)

	(5,773,553)	(9,926,003)

Net increase	2,813,440	26,120,769

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2016 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Currency contracts (Futures contracts)	Net unrealized depreciation on futures contracts	$323,482	Net unrealized depreciation on futures contracts	$ —
Equity contracts (Futures contracts)	Net unrealized depreciation on futures contracts	2,209	Net unrealized depreciation on futures contracts	(1,502,145)

Total		$325,691		$(1,502,145)

LVIP BlackRock Global Allocation V.I. Managed Risk Fund–11

LVIP BlackRock Global Allocation V.I. Managed Risk Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Futures contracts)	Net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(1,025,421)	$176,557
Equity contracts (Futures contracts)	Net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(5,208,085)	(1,077,639)

Total		$(6,233,506)	$(901,082)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2016. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2016.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (Average notional value)	$35,578,428	$66,944,842

6. Market Risk

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no additional material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP BlackRock Global Allocation V.I. Managed Risk Fund–12

LVIP BlackRock Global Allocation V.I. Managed Risk Fund

Other Fund Information (unaudited)

Approval of Subadvisory Agreement

On January 6, 2016, the Board of Trustees of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things the approval of the sub-advisory agreement with Milliman Financial Risk Management LLC (“Milliman”) (the “Sub-Advisory Agreement”) for the Fund. The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC, The Lincoln National Life Insurance Company (“Lincoln Life”) and Milliman prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to approval of investment sub-advisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LIAC, Lincoln Life and Milliman provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including in-person presentations by representatives of Milliman, information about proposed sub-advisory fees and compliance and regulatory matters. After reviewing the information received, the Independent Trustees requested supplemental information and LIAC and Milliman provided materials in response. The Board determined that, given the totality of the information provided with respect to the Sub-Advisory Agreement, the Board had received sufficient information to approve the Sub-Advisory Agreement. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and employees of Lincoln Life, LIAC, and Milliman to consider the approval of the Sub-Advisory Agreement.

Based upon its review, the Board concluded that it was in the best interests of the Fund that the Sub-Advisory Agreement be approved for the Fund. In considering the approval of the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Nature, Extent and Quality of Services. In considering the approval of the Sub-Advisory Agreement between LIAC and Milliman with respect to the Fund, the Board considered the nature, extent and quality of services to be provided by Milliman under the Sub-Advisory Agreement. The Board considered the criteria provided by LIAC in recommending Milliman be appointed a sub-adviser for the risk management strategy of the Fund, including historical modeling and noted that the Board was familiar with the futures based managed risk overlay services provided by Milliman as a consultant to LIAC. The Board reviewed the services to be provided by Milliman, the backgrounds of the investment professionals proposed to service the Fund, Milliman’s consulting work for LIAC with respect to the risk management strategy for other funds in the Trust and the reputation, resources and investment approach of Milliman. They also reviewed information provided regarding the structure of portfolio manager compensation, risk management and compliance and regulatory matters. The Board concluded that the services to be provided by Milliman were expected to be satisfactory.

Performance. With respect to performance, the Board considered that Milliman has served as a risk management consultant to LIAC with respect to other funds in the Trust with a futures based managed risk strategy and that the Board received quarterly performance information from LIAC and also from Morningstar, Inc. as part of the Board’s annual contract renewal process. The Board concluded that the services to be provided by Milliman were expected to be acceptable.

Sub-Advisory Fee and Economies of Scale. The Board reviewed the proposed sub-advisory fee schedule and noted Milliman’s view that the sub-advisory fees proposed by Milliman were competitive compared to other registered fund and institutional clients that employ the same futures based managed risk strategy as proposed for the Fund. The Board considered that the sub-advisory fee schedule was negotiated between LIAC and Milliman, an unaffiliated third party and that LIAC would compensate Milliman from its fees. The Board concluded that the proposed sub-advisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered that the sub-advisory fee schedule was negotiated between LIAC and Milliman, an unaffiliated third party, and that LIAC would compensate Milliman from its fees. The Board reviewed materials provided by Milliman as to any additional benefits it would receive and noted Milliman’s statement that the Sub-Advisory Agreement may strengthen Milliman’s name recognition as well as create non-pecuniary benefits from synergies related to conducting risk management programs for clients in large volume.

Overall Conclusions

Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Sub-Advisory Agreement are fair and reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the Fund.

LVIP BlackRock Global Allocation V.I. Managed Risk Fund–13

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2016

LVIP BlackRock Global Growth ETF

Allocation Managed Risk Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period May 2, 2016* to June 30, 2016

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 2, 2016* to June 30, 2016.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee reimbursements in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16
Actual*
Standard Class Shares	$1,000.00	$1,015.70	0.37%	$0.61
Service Class Shares	1,000.00	1,015.10	0.72%	1.19

Hypothetical (5% return before expenses)**
Standard Class Shares	$1,000.00	$1,023.02	0.37%	$1.86
Service Class Shares	1,000.00	1,021.28	0.72%	3.62

*

The Fund commenced operations on May 2, 2016. The ending account value for “Actual” uses the performance since inception and is not annualized and the expenses paid during period for “Actual” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 60/366 (to reflect the actual since inception).

**	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in iShares Exchange-Traded Funds (“Underlying ETFs”) or financial instruments that provide exposure to such Underlying ETFs (collectively, the “Underlying Funds”). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial Statements for the Underlying Funds can be found at www.sec.gov.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–1

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2016

Security Type/Sector	Percentage of Net Assets

Investment Companies	99.83%
Equity Funds	49.53%
Fixed Income Funds	28.70%
International Equity Funds	17.98%
Money Market Fund	3.62%
Total Value of Securities	99.83%
Receivables and Other Assets Net of Liabilities	0.17%
Total Net Assets	100.00%

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–2

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

Statement of Net Assets

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.83%
Equity Funds–49.53%
iShares Core S&P 500 ETF	23,808	$5,016,346
iShares Core S&P Mid-Cap ETF	7,612	1,137,157
iShares Edge MSCI Min Vol USA ETF	96,811	4,473,636
iShares Russell 2000 ETF	9,896	1,137,743

		11,764,882

Fixed Income Funds–28.70%
iShares Core U.S. Aggregate Bond ETF	30,007	3,377,888
iShares Core U.S. Credit Bond ETF	10,126	1,147,782
iShares Core U.S. Treasury Bond ETF	43,738	1,147,685
iShares MBS ETF	10,386	1,142,148

		6,815,503

Number of Shares		Value (U.S. $)
INVESTMENT COMPANIES (continued)
International Equity Funds–17.98%
iShares Edge MSCI Min Vol EAFE ETF	43,939	$2,917,110
iShares Edge MSCI Min Vol Emerging Markets ETF	26,230	1,353,206

		4,270,316

Money Market Fund–3.62%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	859,482	859,482

		859,482

Total Investment Companies (Cost $23,339,368)		23,710,183

TOTAL VALUE OF SECURITIES–99.83% (Cost $23,339,368)	23,710,183
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.17%	40,625

NET ASSETS APPLICABLE TO 2,339,667 SHARES OUTSTANDING–100.00%	$23,750,808

NET ASSET VALUE–LVIP BLACKROCK GLOBAL GROWTH ETF ALLOCATION MANAGED RISK FUND STANDARD CLASS ($175,757 / 17,304 Shares)	$10.157

NET ASSET VALUE–LVIP BLACKROCK GLOBAL GROWTH ETF ALLOCATION MANAGED RISK FUND SERVICE CLASS ($23,575,051 / 2,322,363 Shares)	$10.151

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$23,408,224
Undistributed net investment income	93,964
Accumulated net realized loss on investments	(3,234)
Net unrealized appreciation of investments and derivatives	251,854

Total net assets	$23,750,808

«

Includes $250,356 cash collateral held at broker for futures contracts, $26 foreign currencies collateral due to broker for futures contracts, $11,083 due to manager and affiliates, $7,395 reimbursement from Lincoln Investment Advisors Corporation, $135,522 payable for investment companies shares purchased and $62 payable for fund shares redeemed as of June 30, 2016.

The following futures contracts were outstanding at June 30, 2016:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(2) British Pound Currency	$(167,517)	$(165,600)	9/20/16	$1,917
(5) E-mini MSCI Emerging Markets Index	(199,076)	(208,675)	9/19/16	(9,599)
(2) E-mini Russell 2000 Index	(221,269)	(229,480)	9/19/16	(8,211)
(18) E-mini S&P 500 Index	(1,815,024)	(1,881,180)	9/19/16	(66,156)
(3) E-mini S&P MidCap 400 Index	(429,888)	(447,900)	9/19/16	(18,012)
(3) Euro Currency	(416,891)	(416,531)	9/20/16	360
(14) Euro STOXX 50 Index	(432,416)	(443,567)	9/19/16	(11,151)
(2) FTSE 100 Index	(162,890)	(170,999)	9/19/16	(8,109)

				$(118,961)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–3

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

Statement of Net Assets (continued)

1See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

EAFE–Europe Australasia Far East

ETF–Exchange Traded Fund

MBS–Mortgage-Backed Security

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–4

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

Statement of Operations

May 2, 2016* to June 30, 2016 (unaudited)

INVESTMENT INCOME:
Dividends from investment companies	$120,144

EXPENSES:
Distribution fees-Service Class	12,691
Management fees	9,114
Accounting and administration expenses	5,138
Professional fees	5,029
Reports and statements to shareholders	2,030
Custodian fees	258
Pricing fees	240
Trustees’ fees and expenses	47
Other	231

34,778
Less expenses reimbursed	(8,598)

Total operating expenses	26,180

NET INVESTMENT INCOME	93,964

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Foreign currencies	(79)
Futures contracts	(3,155)

Net realized loss	(3,234)

Net change in unrealized appreciation
(depreciation) of:
Investments in investment companies	370,815
Futures contracts	(118,961)

Net change in unrealized appreciation (depreciation)	251,854

NET REALIZED AND UNREALIZED GAIN	248,620

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$342,584

*Date of commencement of operations

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

Statement of Changes in Net Assets

5/2/16* to 6/30/16 (unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$93,964
Net realized loss	(3,234)
Net change in unrealized appreciation (depreciation)	251,854

Net increase in net assets resulting from operations	342,584

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	174,085
Service Class	23,349,656

23,523,741

Cost of shares redeemed:
Standard Class	(96)
Service Class	(115,421)

(115,517)

Increase in net assets derived from capital share transactions	23,408,224

NET INCREASE IN NET ASSETS	23,750,808
NET ASSETS:
Beginning of period	—

End of period	$23,750,808

Undistributed net investment income	$93,964

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–5

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout the period was as follows:

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

	Standard Class 5/2/16[1] to 6/30/16 (unaudited)	Service Class 5/2/16[1] to 6/30/16 (unaudited)
Net asset value, beginning of period	$10.000	$10.000

Income from investment operations:
Net investment income[2]	0.048	0.042
Net realized and unrealized gain	0.109	0.109

Total from investment operations	0.157	0.151

Net asset value, end of period	$10.157	$10.151

Total return[3]	1.57%	1.51%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$176	$23,575
Ratio of expenses to average net assets[4]	0.37%	0.72%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.61%	0.96%
Ratio of net investment income to average net assets	2.92%	2.57%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.68%	2.33%
Portfolio turnover	0%	0%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–6

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all of its assets in iShares Exchange-Traded Funds (“Underlying ETFs”) or financial instruments that provide exposure to such Underlying ETFs (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e. index funds). In addition to company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at http://www.sec.gov.

The Fund’s investment objective is to seek a balance between current income and growth of capital, with a greater emphasis on growth of capital.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions to be taken on the Fund’s federal income tax return through the six months ended June 30, 2016 and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the period May 2, 2016* through June 30, 2016, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate that portion of realized gains and losses on investments resulting from changes in foreign exchange rates from that which is due to changes in market prices. Both types of changes in gain (loss) are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–7

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the period May 2, 2016* through June 30, 2016.

*	Date of commencement of operations.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of the Fund. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.37% of the average daily net assets for the Standard Class and 0.72% for the Service Class. This agreement will continue through at least April 30, 2017, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees and LIAC.

BlackRock Investment Management LLC (“BlackRock”) is responsible for the day-to-day management of the Fund’s investment porfolio. For these services, LIAC, not the Fund, pays BlackRock a fee based on the Fund’s average daily net assets.

Milliman Financial Risk Management LLC (“Milliman”) is responsible for managing the Fund’s managed risk strategy. For these services, LIAC, not the Fund, pays Miiliman a fee based on the Fund’s average net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the period May 2, 2016* through June 30, 2016, costs for these administrative and legal services were as follows:

Administrative	$110
Legal	28

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $30 for the period May 2, 2016* through June 30, 2016.

The Fund offers Standard Class and Service Class shares. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual distribution and/or service fee (“12b-1 Fee”) at a rate, not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the 12b-1 Fee is limited to 0.35% of the average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–8

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

At June 30, 2016, the Fund had receivables due from or liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$7,395
Management fees payable to LIAC	4,622
Distribution fees payable to LFD	6,431
Printing and mailing fees payable to Lincoln Life	30

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

At June 30, 2016, Lincoln Life directly owned 57.79% of the Standard Class shares and 94.30% of Service Class shares of the Fund.

* Date of commencement of operations.

3. Investments

For the period May 2, 2016* through June 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$22,479,886
Sales	—

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$23,339,368

Aggregate unrealized appreciation	$427,772
Aggregate unrealized depreciation	(56,957)

Net unrealized appreciation	$370,815

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

Level 1
Investment Companies	$23,710,183

Futures Contracts	$(118,961)

There were no Level 3 investments at the end of the period.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–9

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

Notes to Financial Statements (continued)

3. Investments (continued)

During the period May 2, 2016* through June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

* Date of commencement of operations.

4. Capital Shares

Transactions in capital shares were as follows:

5/2/16* to 6/30/16
Shares sold:
Standard Class	17,313
Service Class	2,333,957

2,351,270

Shares redeemed:
Standard Class	(9)
Service Class	(11,594)

(11,603)

Net increase	2,339,667

* Date of commencement of operations.

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2016 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Currency contracts (Futures contracts)	Receivables and other assets net of liabilities	$2,277	Receivables and other assets net of liabilities	$—
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(121,238)

Total		$2,277		$(121,238)

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–10

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the period May 2, 2016* through June 30, 2016 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Futures contracts)	Net realized loss from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$—	$2,277
Equity contracts (Futures contracts)	Net realized loss from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(3,155)	(121,238)

Total		$(3,155)	$(118,961)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the period May 2, 2016* through June 30, 2016. The average balance of derivatives held is generally similar to the volume of derivative activity for the period May 2, 2016* through June 30, 2016.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$—	$124,816

* Date of commencement of operations.

6. Market Risk

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–11

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

Other Fund Information (unaudited)

Approval of Investment Management and Subadvisory Agreements

On January 6, 2016, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the approval of the investment management agreement between the Trust and Lincoln Investment Advisors Corporation (“LIAC”) and (ii) the approval of the sub-advisory agreements with BlackRock Investment Management LLC (“BlackRock”) and Milliman Financial Risk Management LLC (“Milliman”) (collectively, with the investment management agreement, the “Advisory Agreements”) for the Fund. The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC, The Lincoln National Life Insurance Company (“Lincoln Life”), BlackRock and Milliman prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to approval of investment management and sub-advisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LIAC, Lincoln Life, BlackRock and Milliman provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including in-person presentations by representatives of BlackRock and Milliman, information comparing the management fees and estimated operating expense ratio of the Fund to peer groups, information about estimated profitability and/or financial condition and compliance and regulatory matters. The Board noted that LIAC and BlackRock provided services to other funds in the Trust and that Milliman provided consulting services to LIAC with respect to other funds in the Trust. After reviewing the information received, the Independent Trustees requested supplemental information and LIAC, BlackRock and Milliman provided materials in response. The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and Lincoln Life and LIAC employees, BlackRock and Milliman to consider the approval of the Advisory Agreements.

Based upon its review, the Board concluded that it was in the best interests of the Fund that the Advisory Agreements be approved. In considering the approval of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the approval of the investment management agreement with LIAC, the Board considered the nature, extent and quality of services expected to be provided to the Fund by LIAC, including LIAC personnel and resources and LIAC’s criteria for review of a sub-adviser’s performance. The Board considered that LIAC provided investment management services to the other funds in the Trust and that the Board had reviewed extensive information provided by LIAC in connection with the annual contract renewal process most recently concluded in September 2015. The Board reviewed the services provided by LIAC in serving as investment adviser, including the backgrounds of the personnel providing the investment management services and compliance staff. The Board also considered that certain Lincoln Life personnel provide services to the other funds in the Trust on behalf of LIAC and that Lincoln Life was proposed to provide administrative services to the Fund under a separate administration agreement. The Board concluded that the services provided by LIAC were expected to be satisfactory.

Performance. With respect to performance, the Board considered that the Fund had not commenced operations.

Management Fee. The Board reviewed the Fund’s investment management fee and estimated expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a peer group for the Fund provided by LIAC based on information from Morningstar.

The Board noted that the investment management fees for the Fund were above the median investment management fee of its respective peer group. The Board considered that the Fund’s estimated operating expense ratio for standard class shares giving effect to the proposed expense limitation and acquired fund fees and expenses (“AFFE”) was lower than the median expense ratio of its respective peer group. In light of the nature, quality and extent of services to be provided by LIAC including overseeing the risk overlay to be sub-advised by Milliman, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had not commenced operations and that LIAC proposed an expense limitation for the Fund’s standard and service class shares through April 30, 2017 and concluded that economies of scale were appropriately shared with investors.

Profitability. The Board also reviewed the estimated profitability analysis to LIAC with respect to the Fund and concluded that the estimated profitability of LIAC in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Fund, LIAC and its affiliates may receive certain benefits. The Board considered materials previously provided as to any such benefits to LIAC and its affiliates. Lincoln Life and its affiliated insurance companies (“Lincoln Insurance Companies”) receive 12b-1 fees which are paid by the Fund through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. Lincoln Life serves as the administrator for the Fund for which it is separately reimbursed. The Board also noted that

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–12

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

Other Fund Information (continued)

Investment Management Agreement (continued)

Lincoln Insurance Companies may be eligible to claim on their tax returns dividends received deductions in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

BlackRock Sub-Advisory Agreement

Nature, Extent and Quality of Services. In considering the approval of the sub-advisory agreement between LIAC and BlackRock with respect to the Fund, the Board considered the nature, extent and quality of day-to-day investment management services to be provided by BlackRock under the sub-advisory agreement. The Board considered that BlackRock provided sub-advisory services to other funds in the Trust and that the Board had considered those services in connection with the annual contract renewal process most recently concluded in September 2015. The Board reviewed the services to be provided by BlackRock, BlackRock’s experience with exchange traded funds and the reputation, resources and investment approach of BlackRock. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, soft dollar usage, risk management and compliance and regulatory matters. The Board concluded that the services to be provided by BlackRock were expected to be satisfactory.

Performance. With respect to performance, the Board considered that the Fund had not commenced operations.

Sub-Advisory Fee and Economies of Scale. The Board reviewed the proposed sub-advisory fee schedule and considered BlackRock’s statement that there were no comparable BlackRock advised, sub-advised or institutional separate funds. The Board considered that the sub-advisory fee schedule was negotiated between LIAC and BlackRock, an unaffiliated third party and that LIAC would compensate BlackRock from its fees. The Board concluded that the proposed sub-advisory fee was reasonable.

Profitability and Fallout Benefits. The Board noted that the sub-advisory fee schedule was negotiated between LIAC and BlackRock, an unaffiliated third party, and that LIAC would compensate BlackRock from its fees. The Board reviewed materials previously provided by BlackRock as to any additional benefits it receives and noted that BlackRock stated that the engagement raises its profile in the broker-dealer community and may facilitate the raising of assets for other investment products or services provided by BlackRock. BlackRock also noted that there are certain potential scale related benefits to the engagement by including the Fund in its managed assets.

Milliman Sub-Advisory Agreement

Nature, Extent and Quality of Services. In considering the approval of the sub-advisory agreement between LIAC and Milliman with respect to the Fund, the Board considered the nature, extent and quality of services to be provided by Milliman under the sub-advisory agreement. The Board considered the criteria provided by LIAC in recommending Milliman be appointed a sub-adviser for the risk management strategy of the Fund, including historical modeling and noted that the Board was familiar with the futures based managed risk overlay services provided by Milliman as a consultant to LIAC for other funds in the Trust. The Board reviewed the services to be provided by Milliman, the backgrounds of the investment professionals proposed to service the Fund, Milliman’s consulting work for LIAC with respect to the managed risk strategy for other funds of the Trust and the reputation, resources and investment approach of Milliman. They also reviewed information provided regarding the structure of portfolio manager compensation, risk management and compliance and regulatory matters. The Board concluded that the services to be provided by Milliman were expected to be satisfactory.

Performance. With respect to performance, the Board considered that the Fund had not commenced operations.

Sub-Advisory Fee and Economies of Scale. The Board reviewed the proposed sub-advisory fee schedule and noted Milliman’s view that the sub-advisory fees proposed by Milliman were competitive compared to other registered fund and institutional clients that employ the same futures based managed risk strategy as proposed for the Fund. The Board considered that the sub-advisory fee schedule was negotiated between LIAC and Milliman, an unaffiliated third party and that LIAC would compensate Milliman from its fees. The Board concluded that the proposed sub-advisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered that the sub-advisory fee schedule was negotiated between LIAC and Milliman, an unaffiliated third party, and that LIAC would compensate Milliman from its fees. The Board reviewed materials provided by Milliman as to any additional benefits it would receive and noted Milliman’s statement that the sub-advisory agreement may strengthen Milliman’s name recognition as well as create non-pecuniary benefits from synergies related to conducting risk management programs for clients in large volume.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that approval of the Advisory Agreements is in the best interests of the Fund.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–13

LVIP BlackRock Inflation Protected Bond Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2016

LVIP BlackRock Inflation Protected Bond Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock Inflation Protected Bond Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2016 to June 30, 2016

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*
Actual
Standard Class Shares	$1,000.00	$1,030.90	0.47%	$2.37
Service Class Shares	1,000.00	1,029.70	0.72%	3.63
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.53	0.47%	$2.36
Service Class Shares	1,000.00	1,021.28	0.72%	3.62

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP BlackRock Inflation Protected Bond Fund–1

LVIP BlackRock Inflation Protected Bond Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2016

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Non-Agency Collateralized Mortgage Obligations	0.10%
Non-Agency Commercial Mortgage-Backed Securities	0.31%
Sovereign Bonds	46.34%
Australia	1.53%
Canada	0.56%
Denmark	0.40%
France	9.90%
Germany	6.52%
Italy	6.10%
Japan	5.88%
New Zealand	1.42%
Spain	1.46%
Sweden	1.06%
United Kingdom	11.51%
U.S. Treasury Obligations	54.18%
Money Market Fund	9.70%
Total Value of Securities	110.63%
Liabilities Net of Receivables and Other Assets	(10.63%)
Total Net Assets	100.00%

LVIP BlackRock Inflation Protected Bond Fund–2

LVIP BlackRock Inflation Protected Bond Fund

Statement of Net Assets

June 30, 2016 (unaudited)

Principal Amount°		Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.10%
ABN Amro Mortgage
Series 2003-4 A4 5.50% 3/25/33	89,190	$90,320
Series 2003-6 1A4 5.50% 5/25/33	156,828	161,195
Banc of America Mortgage Trust Series 2004-7 7A1 5.00% 8/25/19	59,801	58,925
¿Cendant Mortgage Capital Pass Through Series 2003-6 A3 5.25% 7/25/33	272,686	272,718
¿CHL Mortgage Pass Through Trust Series 2004-5 2A4 5.50% 5/25/34	134,201	134,888
MASTR Asset Securitization Trust Series 2003-10 3A1 5.50% 11/25/33	193,014	194,100
•PHHMC Trust Series 2007-6 A1 5.436% 12/18/37	102,882	102,239
¿WaMu Mortgage Pass Through Certificates Trust Series 2003-S11 3A5 5.95% 11/25/33	262,499	268,491
Wells Fargo Mortgage Backed Securities Trust Series 2007-3 3A1 5.50% 4/25/22	43,897	44,829

Total Non-Agency Collateralized Mortgage Obligations

(Cost $1,363,261)		1,327,705

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.31%
#BAMLL Commercial Mortgage Securities Trust Series 2012-PARK A 2.959% 12/10/30	1,014,000	1,061,730
#BB-UBS Trust Series 2012-SHOW A 3.43% 11/5/36	930,000	989,683
#Goldman Sachs Mortgage Securities Trust Series 2012-ALOH A 3.551% 4/10/34	883,000	955,389
#•Irvine Core Office Trust Series 2013-IRV A2 3.279% 5/15/48	798,000	843,853
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7 A4 2.918% 2/15/46	357,000	374,083

Total Non-Agency Commercial Mortgage-Backed Securities

(Cost $4,070,146)		4,224,738

ΔSOVEREIGN BONDS–46.34%
Australia–1.53%
Australia Government Bonds 1.00% 11/21/18	AUD 4,875,000	3,823,508

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Australia (continued)
Australia Government Bonds (continued)
1.25% 2/21/22	AUD	4,450,000	$3,778,830
3.00% 9/20/25	AUD	5,835,000	6,299,061
4.00% 8/20/20	AUD	4,780,000	6,704,749

			20,606,148

Canada–0.56%
Canadian Government Bond 4.25% 12/1/21	CAD	7,675,420	7,493,507

			7,493,507

Denmark–0.40%
Denmark Inflation Linked Government Bond 0.10% 11/15/23	DKK	33,419,369	5,320,880

			5,320,880

France–9.90%
France Government Bond O.A.T.
0.10% 3/1/21	EUR	7,996,000	9,364,003
0.10% 7/25/21	EUR	4,402,034	5,165,707
0.10% 3/1/25	EUR	10,923,653	13,062,795
0.25% 7/25/18	EUR	20,782,200	23,755,307
0.25% 7/25/24	EUR	13,920,725	16,929,883
#144A 0.70% 7/25/30	EUR	110,215	146,507
1.00% 7/25/17	EUR	21,849,592	24,838,014
1.10% 7/25/22	EUR	1,062,193	1,330,384
1.30% 7/25/19	EUR	11,799,223	14,082,864
2.10% 7/25/23	EUR	7,866,779	10,665,268
2.25% 7/25/20	EUR	10,967,064	13,873,258

			133,213,990

Germany–6.52%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond 0.75% 4/15/18	EUR	13,900,009	15,833,402
Deutsche Bundesrepublik Inflation Linked Bonds
0.10% 4/15/23	EUR	21,746,872	26,009,591
0.10% 4/15/26	EUR	6,681,113	8,227,151
1.75% 4/15/20	EUR	30,714,757	37,665,654

			87,735,798

Italy–6.10%
Italy Buoni Poliennali Del Tesoro Inflation Linked Bonds
#144A 0.10% 5/15/22	EUR	2,009,444	2,227,371
#144A 1.25% 9/15/32	EUR	2,089,002	2,444,878
2.10% 9/15/16	EUR	53,483	59,757
2.10% 9/15/21	EUR	9,342,061	11,547,157
2.35% 9/15/19	EUR	18,233,564	22,014,339
#144A 2.35% 9/15/24	EUR	19,756,061	25,215,234
2.55% 9/15/41	EUR	8,972,401	12,907,836
3.10% 9/15/26	EUR	4,143,114	5,696,995

			82,113,567

LVIP BlackRock Inflation Protected Bond Fund–3

LVIP BlackRock Inflation Protected Bond Fund

Statement of Net Assets (continued)

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Japan–5.88%
Japanese Government CPI Linked Bonds
0.10% 9/10/23	JPY	997,365,600	$10,199,178
0.10% 3/10/24	JPY	806,255,800	8,264,385
0.10% 9/10/24	JPY	1,023,357,500	10,578,939
0.10% 3/10/25	JPY	4,482,611,700	46,360,619
0.10% 3/10/26	JPY	279,351,330	2,901,315
1.10% 12/10/16	JPY	86,852,700	859,990

			79,164,426

New Zealand–1.42%
New Zealand Government Bonds
2.50% 9/20/35	NZD	3,945,000	3,187,454
3.00% 9/20/30	NZD	18,632,000	15,947,880

			19,135,334

Spain–1.46%
Spain Government Inflation Linked Bonds
0.30% 11/30/21	EUR	2,128,722	2,419,490
#144A 0.55% 11/30/19	EUR	6,598,429	7,563,902
#144A 1.80% 11/30/24	EUR	7,839,074	9,684,569

			19,667,961

Sweden–1.06%
Sweden Inflation Linked Bonds
0.25% 6/1/22	SEK	29,680,000	3,966,828
1.00% 6/1/25	SEK	31,395,000	4,578,578
4.00% 12/1/20	SEK	30,130,000	5,791,622

			14,337,028

United Kingdom–11.51%
United Kingdom Gilt Inflation Linked Bonds
0.125% 11/22/19	GBP	3,714,756	5,369,745
0.125% 3/22/24	GBP	14,934,455	22,762,461
0.125% 3/22/26	GBP	80,978	125,670
1.25% 11/22/17	GBP	33,969,635	47,409,151
1.875% 11/22/22	GBP	28,001,055	46,878,807
2.50% 4/16/20	GBP	3,040,000	14,866,719
2.50% 7/17/24	GBP	3,675,000	17,428,314

			154,840,867

Total Sovereign Bonds (Cost $611,249,409)			623,629,506

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS–54.18%
U.S. Treasury Inflation Index Bonds
0.125% 4/15/19	42,885,780	$43,808,811
0.125% 4/15/21	6,067,155	6,220,436
2.125% 2/15/41	26,700,418	35,293,387
2.50% 1/15/29	9,743,311	12,363,160
U.S. Treasury Inflation Index Notes
0.125% 4/15/18	23,079,322	23,430,312
0.125% 4/15/20	33,102,756	33,875,805
0.125% 1/15/22	24,880,035	25,383,781
0.125% 7/15/22	48,837,784	49,991,333
0.125% 1/15/23	37,272,624	37,807,673
0.125% 7/15/24	25,876,195	26,165,776
0.25% 1/15/25	56,053,778	56,954,787
0.375% 7/15/23	22,829,405	23,629,918
0.375% 7/15/25	56,247,848	57,960,538
¥0.625% 7/15/21	43,914,179	46,259,415
0.625% 1/15/24	35,279,575	36,974,653
0.625% 1/15/26	26,125,058	27,530,978
1.125% 1/15/21	44,456,016	47,590,787
1.25% 7/15/20	34,900,945	37,536,002
1.375% 7/15/18	15,844,231	16,624,781
1.375% 1/15/20	16,628,536	17,764,498
1.875% 7/15/19	7,311,654	7,915,487
2.125% 1/15/19	14,008,008	15,034,445
2.375% 1/15/25	36,001,693	43,028,108

Total U.S. Treasury Obligations (Cost $706,104,734)		729,144,871

	Number of Shares
MONEY MARKET FUND–9.70%
BlackRock Liquidity TempFund	130,535,774	130,535,774

Total Money Market Fund (Cost $130,535,774)		130,535,774

TOTAL VALUE OF SECURITIES–110.63% (Cost $1,453,323,324)	1,488,862,594
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(10.63%)	(143,076,181)

NET ASSETS APPLICABLE TO 131,671,680 SHARES OUTSTANDING–100.00%	$1,345,786,413

NET ASSET VALUE PER SHARE–LVIP BLACKROCK INFLATION PROTECTED BOND FUND STANDARD CLASS ($544,178,419 / 53,125,921 Shares)	$10.243

NET ASSET VALUE PER SHARE–LVIP BLACKROCK INFLATION PROTECTED BOND FUND SERVICE CLASS ($801,607,994 / 78,545,759 Shares)	$10.206

LVIP BlackRock Inflation Protected Bond Fund–4

LVIP BlackRock Inflation Protected Bond Fund

Statement of Net Assets (continued)

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$1,445,380,828
Accumulated net investment loss	(2,601,621)
Accumulated net realized loss on investments	(134,651,545)
Net unrealized appreciation of investments and derivatives	37,658,751

TOTAL NET ASSETS	$1,345,786,413

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2016, the aggregate value of Rule 144A securities was $51,133,116, which represents 3.80% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

r	Securities have been classified by country of origin.

•	Variable rate security. The rate shown is the rate as of June 30, 2016. Interest rates reset periodically.

«

Includes $2,686,846 cash collateral held at broker for futures contracts, $494,726 foreign currencies collateral held at broker for futures contracts, $626,245 due to manager and affiliates, $163,121,759 payable for securities purchased and $494,956 payable for fund shares redeemed as of June 30, 2016.

¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

¥	Fully or partially pledged as collateral for derivatives.

The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2016:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	JPY	1,993,990,500	USD	(19,406,233)	7/6/16	$ (93,416)
BAML	JPY	(3,983,131,000)	USD	38,800,761	8/3/16	187,396
BCLY	EUR	(230,140,000)	USD	256,990,433	7/6/16	1,541,282
BCLY	GBP	(47,848,000)	USD	70,073,539	7/6/16	6,374,249
BNYM	GBP	(6,445,000)	USD	8,628,411	8/3/16	45,858
CITI	DKK	34,783,096	USD	(5,215,158)	7/6/16	(24,073)
CITI	DKK	(34,783,096)	USD	5,220,335	8/3/16	23,818
CITI	EUR	(193,000)	USD	219,286	7/6/16	5,061
CITI	EUR	(150,000)	USD	166,541	8/3/16	(134)
CITI	JPY	(6,450,000)	USD	61,810	7/6/16	(660)
CITI	SEK	13,585,429	USD	(1,597,984)	7/5/16	8,045
CITI	SEK	(13,585,429)	USD	1,599,950	8/3/16	(8,189)
GSC	JPY	(4,700,000)	USD	44,062	7/6/16	(1,459)
HSBC	DKK	(34,783,096)	USD	5,225,653	7/6/16	34,568
HSBC	SEK	3,319,000	USD	(392,641)	7/6/16	(264)
HSBC	SEK	(107,818,223)	USD	12,770,101	8/3/16	7,402
MSC	EUR	74,028,000	USD	(81,926,047)	7/5/16	240,273
MSC	EUR	234,241,000	USD	(260,350,419)	7/6/16	(349,269)
MSC	EUR	(289,669,000)	USD	321,610,530	8/3/16	(260,928)
MSC	GBP	47,786,000	USD	(63,201,285)	7/5/16	415,192
MSC	GBP	(12,861,000)	USD	18,110,440	7/6/16	988,794
MSC	GBP	(47,786,000)	USD	63,215,406	8/3/16	(419,330)
MSC	JPY	(1,990,580,500)	USD	17,930,242	7/6/16	(1,349,547)
NTI	SEK	(3,319,000)	USD	400,355	7/6/16	7,977
RBC	CAD	(9,936,000)	USD	7,628,348	7/6/16	(62,556)
RBS	EUR	(2,060,000)	USD	2,290,954	8/3/16	1,945
RBS	GBP	60,709,000	USD	(81,732,526)	7/6/16	(911,589)
RBS	GBP	(62,500,000)	USD	84,145,211	8/3/16	916,421
RBS	JPY	(193,387,000)	USD	1,886,594	8/3/16	11,858
SCB	AUD	(51,000)	USD	36,947	7/6/16	(1,080)
SCB	AUD	(27,038,000)	USD	20,135,728	8/3/16	(3,198)
SCB	NZD	(306,000)	USD	206,329	7/6/16	(12,089)

LVIP BlackRock Inflation Protected Bond Fund–5

LVIP BlackRock Inflation Protected Bond Fund

Statement of Net Assets (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
SCB	NZD	(25,395,000)	USD	18,065,088	8/3/16	$ (34,159)
SSB	EUR	(4,058,000)	USD	4,522,956	7/6/16	18,687
SSB	JPY	5,000,000	USD	(48,674)	7/1/16	(254)
SSB	JPY	(8,830,000)	USD	86,047	8/3/16	449
TD	CAD	9,773,000	USD	(7,525,217)	7/6/16	39,517
TD	CAD	(9,773,000)	USD	7,526,040	8/3/16	(39,462)
UBS	JPY	(3,978,281,000)	USD	35,881,465	7/6/16	(2,650,220)

						$ 4,646,916

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(196)	Euro-BTP	$(30,720,182)	$(31,019,244)	9/9/16	$(299,062)
(161)	Euro-Bund	(29,436,388)	(29,859,289)	9/9/16	(422,901)
50	Euro-O.A.T.	8,742,973	8,921,835	9/9/16	178,862
(24)	Japan 10 yr Bonds (OSE)	(35,410,175)	(35,540,406)	9/13/16	(130,231)
131	U.S. Treasury 2 yr Notes	28,543,861	28,731,984	10/3/16	188,123
(78)	U.S. Treasury 5 yr Notes	(9,374,255)	(9,528,797)	10/3/16	(154,542)
742	U.S. Treasury 10 yr Notes	97,023,577	98,674,406	9/22/16	1,650,829
(236)	U.S. Treasury 10 yr Ultra Bonds	(33,202,063)	(34,378,563)	9/22/16	(1,176,500)
(141)	U.S. Treasury Long Bonds	(23,278,650)	(24,300,469)	9/22/16	(1,021,819)
(166)	U.S. Treasury Ultra Bonds	(28,998,461)	(30,938,250)	9/22/16	(1,939,789)

					$(3,127,030)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BCLY–Barclays Bank

BNYM–Bank of New York Mellon

CAD–Canadian Dollar

CITI–Citigroup Global Markets

CPI–Consumer Price Index

DKK–Danish Krone

EUR–Euro

GBP–British Pound Sterling

GSC–Goldman Sachs Capital

HSBC–Hong Kong Shanghai Bank

JPY–Japanese Yen

MASTR–Mortgage Asset Securitization Transactions, Inc.

MSC–Morgan Stanley & Company

NTI–Northern Trust Investments

NZD–New Zealand Dollar

O.A.T.–Obligations Assimilables du Tresor

OSE–Osaka Securities Exchange

RBC–Royal Bank of Canada

RBS–Royal Bank of Scotland

LVIP BlackRock Inflation Protected Bond Fund–6

LVIP BlackRock Inflation Protected Bond Fund

Statement of Net Assets (continued)

Summary of Abbreviations: (continued)

SCB–Standard Chartered Bank

SEK–Swedish Krona

SSB–State Street Bank

TD–Toronto Dominion

UBS–Union Bank of Switzerland

USD–United States Dollar

yr–Year

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Inflation Protected Bond Fund–7

LVIP BlackRock Inflation Protected Bond Fund

Statement of Operations

Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME:
Interest	$1,692,899
Dividends	207,899

1,900,798

EXPENSES:
Management fees	2,753,521
Distribution fees-Service Class	980,423
Accounting and administration expenses	165,002
Reports and statements to shareholders	67,441
Custodian fees	37,879
Professional fees	34,677
Trustees’ fees and expenses	17,324
Pricing fees	4,735
Consulting fees	1,320
Other	6,301

Total operating expenses	4,068,623

NET INVESTMENT LOSS	(2,167,825)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	4,306,465
Foreign currencies	(1,867,751)
Foreign currency exchange contracts	(8,329,862)
Futures contracts	(6,138,271)

Net realized loss	(12,029,419)

Net change in unrealized appreciation (depreciation) of:
Investments	55,029,834
Foreign currencies	1,043,846
Foreign currency exchange contracts	(416,931)
Futures contracts	(2,285,472)

Net change in unrealized appreciation (depreciation)	53,371,277

NET REALIZED AND UNREALIZED GAIN	41,341,858

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$39,174,033

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Inflation Protected Bond Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(2,167,825)	$(806,124)
Net realized loss	(12,029,419)	(27,797,890)
Net change in unrealized appreciation (depreciation)	53,371,277	(11,531,697)

Net increase (decrease) in net assets resulting from operations	39,174,033	(40,135,711)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(6,500,326)
Service Class	—	(9,934,795)

	—	(16,435,121)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	30,540,297	249,090,471
Service Class	43,122,889	96,615,381
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	6,500,326
Service Class	—	9,934,795

	73,663,186	362,140,973

Cost of shares redeemed:
Standard Class	(39,962,827)	(67,583,044)
Service Class	(59,883,914)	(121,609,658)

	(99,846,741)	(189,192,702)

Increase (Decrease) in net assets derived from capital share transactions	(26,183,555)	172,948,271

NET INCREASE IN NET ASSETS	12,990,478	116,377,439
NET ASSETS:
Beginning of period	1,332,795,935	1,216,418,496

End of period	$1,345,786,413	$1,332,795,935

Accumulated (distributions in excess of) net investment loss	$(2,601,621)	$(433,796)

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Inflation Protected Bond Fund–8

LVIP BlackRock Inflation Protected Bond Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP BlackRock Inflation Protected Bond Fund
	Standard Class
	Six Months Ended 6/30/16[1] (unaudited)		12/31/15	12/31/14	Year Ended 12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$9.936		$10.351	$10.189	$11.480	$11.023	$10.131

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.009)		0.010	0.120	0.035	0.097	0.220
Net realized and unrealized gain (loss)	0.316		(0.302)	0.194	(0.997)	0.618	1.010

Total from investment operations	0.307		(0.292)	0.314	(0.962)	0.715	1.230

Less dividends and distributions from:
Net investment income	—		(0.123)	(0.152)	(0.057)	—	(0.231)
Net realized gain	—		—	—	(0.272)	(0.258)	(0.107)

Total dividends and distributions	—		(0.123)	(0.152)	(0.329)	(0.258)	(0.338)

Net asset value, end of period	$10.243		$9.936	$10.351	$10.189	$11.480	$11.023

Total return[3]	3.09%		(2.82% )	3.07%	(8.37% )	6.51%	12.14%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$544,178		$537,382	$370,362	$311,319	$334,673	$156,626
Ratio of expenses to average net assets	0.47%		0.46%	0.46%	0.48%	0.51%	0.52%
Ratio of net investment income (loss) to average net assets	(0.18%	)	0.10%	1.14%	0.32%	0.85%	2.06%
Portfolio turnover	48%		367%	378%	438%	483%	657%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Inflation Protected Bond Fund–9

LVIP BlackRock Inflation Protected Bond Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP BlackRock Inflation Protected Bond Fund
	Service Class
	Six Months Ended 6/30/16[1] (unaudited)		12/31/15	12/31/14	Year Ended 12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$9.912		$10.352	$10.164	$11.450	$11.022	$10.129

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.022)		(0.016)	0.094	0.008	0.068	0.197
Net realized and unrealized gain (loss)	0.316		(0.301)	0.193	(0.993)	0.618	1.005

Total from investment operations	0.294		(0.317)	0.287	(0.985)	0.686	1.202

Less dividends and distributions from:
Net investment income	—		(0.123)	(0.099)	(0.029)	—	(0.202)
Net realized gain	—		—	—	(0.272)	(0.258)	(0.107)

Total dividends and distributions	—		(0.123)	(0.099)	(0.301)	(0.258)	(0.309)

Net asset value, end of period	$10.206		$9.912	$10.352	$10.164	$11.450	$11.022

Total return[3]	2.97%		(3.07% )	2.82%	(8.60% )	6.24%	11.88%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$801,608		$795,414	$846,056	$804,355	$392,748	$241,007
Ratio of expenses to average net assets	0.72%		0.71%	0.71%	0.73%	0.76%	0.77%
Ratio of net investment income (loss) to average net assets	(0.43%	)	(0.15)%	0.89%	0.07%	0.60%	1.81%
Portfolio turnover	48%		367%	378%	438%	483%	657%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Inflation Protected Bond Fund–10

LVIP BlackRock Inflation Protected Bond Fund

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Inflation Protected Bond Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek to maximize real return, consistent with preservation of real capital and prudent investment management.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Securities listed on a foreign exchange are valued at the last quoted sale price on the valuation date. U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities and credit default swaps (“CDS”) contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Index swap contracts and other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2016 and for the open tax years (years ended December 31, 2012–December 31, 2015) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2016, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are included

LVIP BlackRock Inflation Protected Bond Fund–11

1. Significant Accounting Policies (continued)

LVIP BlackRock Inflation Protected Bond Fund

Notes to Financial Statements (continued)

in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2016.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisers Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.45% of the first $500 million of the average daily net assets of the Fund and 0.40% of average daily net assets in excess of $500 million.

BlackRock Financial Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2016, costs for these administrative and legal services were as follows:

Administrative	$34,656
Legal	9,538

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $58,442 for the six months ended June 30, 2016.

The Fund offers Standard Class and Service Class shares. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual distribution and/or service fee (“12b-1 Fee”) at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the 12b-1 Fee is limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2016, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$458,734
Distribution fees payable to LFD	163,829
Printing and mailing fees payable to Lincoln Life	3,682

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

LVIP BlackRock Inflation Protected Bond Fund–12

LVIP BlackRock Inflation Protected Bond Fund

Notes to Financial Statements (continued)

3. Investments

For the six months ended June 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$325,106,234
Purchases of U.S. government securities	341,939,943
Sales other than U.S. government securities	269,885,594
Sales of U.S. government securities	321,003,693

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated because final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for the Fund were as follows:

Cost of investments	$1,453,323,324

Aggregate unrealized appreciation	$49,057,671
Aggregate unrealized depreciation	(13,518,401)

Net unrealized appreciation	$35,539,270

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2015, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$60,074,625	$49,979,341	$110,053,966

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments)(e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP BlackRock Inflation Protected Bond Fund–13

LVIP BlackRock Inflation Protected Bond Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

	Level 1	Level 2	Total
Non-Agency Collateralized Mortgage Obligations	$—	$1,327,705	$1,327,705
Non-Agency Commercial Mortgage-Backed Securities	—	4,224,738	4,224,738
Sovereign Bonds	—	623,629,506	623,629,506
U.S. Treasury Obligations	—	729,144,871	729,144,871
Money Market Funds	130,535,774	—	130,535,774

Total	$130,535,774	$1,358,326,820	$1,488,862,594

Foreign Currency Exchange Contracts	$—	$4,646,916	$4,646,916

Futures Contracts	$(3,127,030)	$—	$(3,127,030)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/16	Year Ended 12/31/15
Shares sold:
Standard Class	3,019,723	24,250,035
Service Class	4,284,984	9,364,842
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	644,873
Service Class	—	987,358

	7,304,707	35,247,108

Shares redeemed:
Standard Class	(3,975,422)	(6,595,157)
Service Class	(5,983,802)	(11,838,870)

	(9,959,224)	(18,434,027)

Net increase (decrease)	(2,654,517)	16,813,081

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it owns that are denominated in foreign currencies. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts and foreign cross currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

LVIP BlackRock Inflation Protected Bond Fund–14

LVIP BlackRock Inflation Protected Bond Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Swap Contracts–The Fund may enter into index swap contracts in the normal course of pursuing its investment objective and strategies. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.

Fair values of derivative instruments as of June 30, 2016 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Currency contracts (Foreign currency exchange contracts)	Receivables and other assets net of liabilities	$10,868,793	Receivables and other assets net of liabilities	$(6,221,877)
Interest rate contracts (Futures contracts)	Receivables and other assets net of liabilities	2,017,814	Receivables and other assets net of liabilities	(5,144,844)

Total		$12,886,607		$(11,366,721)

LVIP BlackRock Inflation Protected Bond Fund–15

LVIP BlackRock Inflation Protected Bond Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Foreign currency exchange contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(8,329,862)	$(416,931)
Interest rate contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(6,138,271)	(2,285,472)

Total		$(14,468,133)	$(2,702,403)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2016. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2016.

	Asset Derivative Volume	Liability Derivative Volume
Foreign currency exchange contracts (Average cost)	$54,539,777	$554,395,954
Futures contracts (Average notional value)	134,291,097	207,736,656

At June 30, 2016, the Fund posted U.S. Treasury Obligations with a value of $2,148,103 as collateral for derivatives.

In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

LVIP BlackRock Inflation Protected Bond Fund–16

LVIP BlackRock Inflation Protected Bond Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

At June 30, 2016, the Fund has the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of America Merrill Lynch	$187,396	$(93,416)	$93,980
Barclays Bank	7,915,531	—	7,915,531
Citigroup Global Markets	36,924	(33,056)	3,868
Goldman Sachs Capital	—	(1,459)	(1,459)
Hong Kong Shanghai Bank	41,970	(264)	41,706
JPMorgan Chase Bank	2,017,814	(5,144,844)	(3,127,030)
Morgan Stanley & Co.	1,644,259	(2,379,074)	(734,815)
Royal Bank of Canada	—	(62,556)	(62,556)
Royal Bank of Scotland	930,224	(911,589)	18,635
Union Bank of Switzerland	—	(2,650,220)	(2,650,220)

Total	$12,774,118	$(11,276,478)	$1,497,640

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Amount[a]
Bank of America Merrill Lynch	$93,980	$—	$—	$—	$—	$93,980
Barclays Bank	7,915,531	—	—	—	—	7,915,531
Citigroup Global Markets	3,868	—	—	—	—	3,868
Goldman Sachs Capital	(1,459)	—	—	—	—	(1,459)
Hong Kong Shanghai Bank	41,706	—	—	—	—	41,706
JPMorgan Chase Bank	(3,127,030)	(130,622)	—	2,148,103	—	(1,109,549)
Morgan Stanley & Co.	(734,815)	—	—	—	—	(734,815)
Royal Bank of Canada	(62,556)	—	—	—	—	(62,556)
Royal Bank of Scotland	18,635	—	—	—	—	18,635
Union Bank of Switzerland	(2,650,220)	—	—	—	—	(2,650,220)

Total	$1,497,640	$(130,622)	$—	$2,148,103	$—	$3,515,121

aNet amount represents the receivable/(payable) that would be due from/(to) the counterparty in an event of default.

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund primarily invests in inflation protected debt securities whose principal and/or interest payments are adjusted for inflation, unlike traditional debt securities that make fixed principal and interest payments. Under normal circumstances, the Fund will invest at least 80% of its net assets in inflation protected debt securities issued by the U.S. government, its agencies or instrumentalities, foreign governments and corporations, which may include synthetic investments such as options, forwards, futures contracts, or swap agreements that, when combined with non-inflation indexed bonds, have economic characteristics similar to inflation-indexed bonds.

The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes

LVIP BlackRock Inflation Protected Bond Fund–17

LVIP BlackRock Inflation Protected Bond Fund

Notes to Financial Statements (continued)

6. Credit and Market Risk (continued)

in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. As of June 30, 2016, no securities have been determined to be illiquid. Rule 144A securities are identified on the Statement of Net Assets.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP BlackRock Inflation Protected Bond Fund–18

LVIP BlackRock Multi-Asset Income Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2016

LVIP BlackRock Multi-Asset Income Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock Multi-Asset Income Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2016 to June 30, 2016

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers and reimbursements in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*
Actual
Standard Class Shares	$1,000.00	$1,051.00	0.36%	$1.84
Service Class Shares	1,000.00	1,049.70	0.61%	3.11
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.07	0.36%	$1.81
Service Class Shares	1,000.00	1,021.83	0.61%	3.07

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

The Fund invests substantially all of its assets in iShares Exchange-Traded Funds (“UnderlyingETFs”) or financial instruments that provide exposure to such Underlying ETFs (collectively, the “Underlying Funds”). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial Statements for the Underlying Funds can be found at www.sec.gov.

LVIP BlackRock Multi-Asset Income Fund–1

LVIP BlackRock Multi-Asset Income Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2016

Security Type/Sector	Percentage of Net Assets
Investment Companies	100.28%
Equity Funds	18.67%
Fixed Income Funds	63.70%
International Equity Funds	11.53%
Money Market Fund	6.38%
Total Value of Securities	100.28%
Liabilities Net of Receivables and Other Assets	(0.28%)
Total Net Assets	100.00%

LVIP BlackRock Multi-Asset Income Fund–2

LVIP BlackRock Multi-Asset Income Fund

Statement of Net Assets

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–100.28%
Equity Funds–18.67%
iShares Core Dividend Growth ETF	5,938	$161,929
iShares Core High Dividend ETF	8,477	696,386
iShares U.S. Energy ETF	2,840	108,942
iShares U.S. Preferred Stock ETF	20,964	836,254
iShares U.S. Real Estate ETF	1,931	158,921

		1,962,432

Fixed Income Funds–63.70%
iShares 0-5 Year High Yield Corporate Bond ETF	14,671	679,854
iShares 1-3 Year Credit Bond ETF	15,854	1,681,951
iShares 10+ Year Credit Bond ETF	11,567	724,673
iShares 20+ Year Treasury Bond ETF	1,183	164,319
iShares CMBS ETF	9,697	515,784
iShares Floating Rate Bond ETF	5,141	260,237
iShares iBoxx $ High Yield Corporate Bond ETF	26,641	2,256,226
iShares Intermediate Credit Bond ETF	3,713	413,257

		6,696,301

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Fundss–11.53%
iShares Emerging Markets Dividend ETF	6,566	$219,501
iShares Europe ETF	7,341	277,416
iShares International Developed Real Estate ETF	5,594	163,121
iShares International Select Dividend ETF	19,290	552,273

		1,212,311

Money Market Fund–6.38%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	671,109	671,109

		671,109

Total Investment Companies (Cost $10,431,137)		10,542,153

TOTAL VALUE OF SECURITIES–100.28% (Cost $10,431,137)	10,542,153
êLIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.28%)	(29,253)

NET ASSETS APPLICABLE TO 1,111,935 SHARES OUTSTANDING–100.00%	$10,512,900

NET ASSET VALUE PER SHARE–LVIP BLACKROCK MULTI-ASSET INCOME FUND STANDARD CLASS ($861,051 / 90,977 Shares)	$9.464

NET ASSET VALUE PER SHARE–LVIP BLACKROCK MULTI-ASSET INCOME FUND SERVICE CLASS ($9,651,849 / 1,020,958 Shares)	$9.454

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$10,868,158
Undistributed net investment income	126,678
Accumulated net realized loss on investments	(558,338)
Net unrealized appreciation of investments and derivatives	76,402

Total net assets	$10,512,900

ê

Includes $19,886 cash collateral and $72,293 foreign currencies collateral held at broker for futures contracts, $6,095 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $4,155 due to manager and affiliates, $145,894 payable for investment companies purchased and $198 payable for fund shares redeemed as of June 30, 2016.

LVIP BlackRock Multi-Asset Income Fund–3

LVIP BlackRock Multi-Asset Income Fund

Statement of Net Assets (continued)

The following futures contracts were outstanding at June 30, 2016:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(1) British Pound Currency	$ (91,005)	$ (82,800)	9/20/16	$ 8,205
1 E-mini S&P 500 Index	104,365	104,510	9/19/16	145
(1) Euro Currency	(142,523)	(138,844)	9/20/16	3,679
(7) Euro STOXX 50 Index	(218,219)	(221,783)	9/19/16	(3,564)
(3) U.S. Treasury 2 yr Notes	(653,339)	(657,984)	10/3/16	(4,645)
(3) U.S. Treasury 5 yr Notes	(359,808)	(366,492)	10/3/16	(6,684)
(3) U.S. Treasury 10 yr Notes	(388,495)	(398,953)	9/22/16	(10,458)
(1) U.S. Treasury Long Bonds	(162,686)	(172,344)	9/22/16	(9,658)
(1) U.S. Treasury Ultra Bond	(174,741)	(186,375)	9/22/16	(11,634)

				$(34,614)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

CMBS–Commercial Mortgage-Backed Security

ETF–Exchange-Traded Fund

yr–Year

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Multi-Asset Income Fund–4

LVIP BlackRock Multi-Asset Income Fund

Statement of Operations

Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME:
Dividends from investment companies	$155,307

EXPENSES:
Management fees	32,100
Professional fees	13,663
Distribution fees-Service Class	10,805
Reports and statements to shareholders	3,062
Accounting and administration expenses	1,130
Custodian fees	1,117
Consulting fees	853
Pricing fees	116
Trustees’ fees and expenses	103
Other	48

62,997
Less management fees waived	(19,826)
Less expenses reimbursed	(15,372)

Total operating expenses	27,799

NET INVESTMENT INCOME	127,508

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of investments in investment companies	(281,996)
Foreign currencies	91
Futures contracts	(29,710)

Net realized loss	(311,615)

Net change in unrealized appreciation (depreciation) of:
Investments in investment companies	705,656
Futures contracts	(34,125)

Net change in unrealized appreciation (depreciation)	671,531

NET REALIZED AND UNREALZED GAIN	359,916

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$487,424

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Multi-Asset Income Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$127,508	$272,879
Net realized loss	(311,615)	(217,798)
Net change in unrealized appreciation (depreciation)	671,531	(433,535)

Net increase (decrease) in net assets resulting from operations	487,424	(378,454)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(25,899)
Service Class	—	(249,732)

	—	(275,631)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	81,257	507,320
Service Class	1,700,099	3,354,344
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	25,899
Service Class	—	249,732

	1,781,356	4,137,295

Cost of shares redeemed:
Standard Class	(18,629)	(471,415)
Service Class	(530,740)	(529,035)

	(549,369)	(1,000,450)

Increase in net assets derived from capital share transactions	1,231,987	3,136,845

NET INCREASE IN NET ASSETS	1,719,411	2,482,760
NET ASSETS:
Beginning of period	8,793,489	6,310,729

End of period	$10,512,900	$8,793,489

Undistributed (Distributions in excess of) net investment income	$126,678	$(830)

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Multi-Asset Income Fund–5

LVIP BlackRock Multi-Asset Income Fund

Financial Highlights

Select data for each share of the Fund outstanding throughout each period were as follows:

	LVIP BlackRock Multi-Asset Income Fund Standard Class
	Six Months Ended 6/30/16[1] (unaudited)	Year Ended 12/31/15	5/1/14[2] to 12/31/14

Net asset value, beginning of period	$9.005	$9.699	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.133	0.347	0.284
Net realized and unrealized gain (loss)	0.326	(0.727)	(0.339)

Total from investment operations	0.459	(0.380)	(0.055)

Less dividends and distributions from:
Net investment income	—	(0.314)	(0.244)
Return of capital	—	—	(0.002)

Total dividends and distributions	—	(0.314)	(0.246)

Net asset value, end of period	$9.464	$9.005	$9.699

Total return[4]	5.10%	(3.92% )	(0.55% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$861	$757	$765
Ratio of expenses to average net assets[5]	0.36%	0.36%	0.36%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	1.10%	1.09%	1.32%
Ratio of net investment income to average net assets	2.93%	3.60%	4.20%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.19%	2.87%	3.24%
Portfolio turnover	27%	40%	31%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Multi-Asset Income Fund–6

LVIP BlackRock Multi-Asset Income Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP BlackRock Multi-Asset Income Fund Service Class
	Six Months Ended 6/30/16[1] (unaudited)	Year Ended 12/31/15	5/1/14[2] to 12/31/14

Net asset value, beginning of period	$9.006	$9.699	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.121	0.322	0.266
Net realized and unrealized gain (loss)	0.327	(0.725)	(0.337)

Total from investment operations	0.448	(0.403)	(0.071)

Less dividends and distributions from:
Net investment income	—	(0.290)	(0.228)
Return of capital	—	—	(0.002)

Total dividends and distributions	—	(0.290)	(0.230)

Net asset value, end of period	$9.454	$9.006	$9.699

Total return[4]	4.97%	(4.16% )	(0.72% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$9,652	$8,036	$5,546
Ratio of expenses to average net assets[5]	0.61%	0.61%	0.61%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	1.35%	1.34%	1.57%
Ratio of net investment income to average net assets	2.68%	3.35%	3.95%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.94%	2.62%	2.99%
Portfolio turnover	27%	40%	31%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Multi-Asset Income Fund–7

LVIP BlackRock Multi-Asset Income Fund

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Multi-Asset Income Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek to maximize current income; capital appreciation is a secondary objective.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Exchange-traded funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Open-end investment companies are valued at their published net asset value. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2016 and for all open tax years (years ended December 31, 2014–December 31, 2015) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2016, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate that portion of realized gains and losses on investments resulting from changes in the foreign exchange rates from that which is due to changes in market prices. Both types of changes in gain (loss) are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from investment companies are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security,

LVIP BlackRock Multi-Asset Income Fund–8

LVIP BlackRock Multi-Asset Income Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2016.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2016.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.68% of the average daily net assets of the Fund. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.42% of the Fund’s average daily net assets. This agreement will continue through at least April 30, 2017, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.

LIAC has contractually agreed to waive its fees and/or reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.36% of the average daily net assets for the Standard Class and 0.61% for the Service Class. This agreement will continue through at least April 30, 2017, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

BlackRock Investment Management, LLC. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2016, costs for these administrative and legal services were as follows:

Administrative	$205
Legal	57

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $696 for the six months ended June 30, 2016.

The Fund offers Standard Class and Service Class shares. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual distribution and/or service fee (“12b-1 Fee”) at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the 12b-1 Fee is limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2016, the Fund had receivables due from or liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$6,095
Management fees payable to LIAC	2,181
Distribution fees payable to LFD	1,924
Printing and mailing fees payable to Lincoln Life	50

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

At June 30, 2016, Lincoln Life directly owned 58.31% of the Standard Class shares and 46.57% of Service Class shares of the Fund.

3. Investments

For the six months ended June 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$3,529,373
Sales	2,319,292

LVIP BlackRock Multi-Asset Income Fund–9

LVIP BlackRock Multi-Asset Income Fund

Notes to Financial Statements (continued)

3. Investments (continued)

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$10,431,137

Aggregate unrealized appreciation	$245,794
Aggregate unrealized depreciation	(134,778)

Net unrealized appreciation	$111,016

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2015, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$18,560	$34,191	$52,751

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

Level 1
Investment Companies	$10,542,153

Futures Contracts	$(34,614)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP BlackRock Multi-Asset Income Fund–10

LVIP BlackRock Multi-Asset Income Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/16	Year Ended 12/31/15
Shares sold:
Standard Class	8,951	52,071
Service Class	186,949	347,701

Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	2,874
Service Class	—	27,708

	195,900	430,354

Shares redeemed:
Standard Class	(2,026)	(49,734)
Service Class	(58,317)	(54,909)

	(60,343)	(104,643)

Net increase	135,557	325,711

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2016 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Currency contracts (Futures contracts)	Liabilities net of receivables and other assets	$11,884	Liabilities net of receivables and other assets	$ —
Equity contracts (Futures contracts)	Liabilities net of receivables and other assets	145	Liabilities net of receivables and other assets	(3,564)
Interest rate contracts (Futures contracts)	Liabilities net of receivables and other assets	—	Liabilities net of receivables and other assets	(43,079)

Total		$12,029		$(46,643)

LVIP BlackRock Multi-Asset Income Fund–11

LVIP BlackRock Multi-Asset Income Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$ (6,081)	$11,523
Equity contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	13,820	(512)
Interest rate contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(37,449)	(45,136)

Total		$(29,710)	$(34,125)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2016. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2016.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$133,794	$1,958,044

In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.

At June 30, 2016, the Fund held the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
JPMorgan Chase Bank	$12,029	$(46,643)	$(34,614)

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[a]
JPMorgan Chase Bank	$(34,614)	$—	$—	$—	$34,614	$—

aNet exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.

6. Credit and Market Risk

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

LVIP BlackRock Multi-Asset Income Fund–12

LVIP BlackRock Multi-Asset Income Fund

Notes to Financial Statements (continued)

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP BlackRock Multi-Asset Income Fund–13

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2016

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period May 2, 2016* to June 30, 2016

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) Fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 2, 2016* to June 30, 2016.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee reimbursements in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16
Actual*
Standard Class Shares	$1,000.00	$1,023.30	0.37%	$0.61
Service Class Shares	1,000.00	1,022.70	0.72%	1.19

Hypothetical (5% return before expenses)**
Standard Class Shares	$1,000.00	$1,023.02	0.37%	$1.86
Service Class Shares	1,000.00	1,021.28	0.72%	3.62

*

The Fund commenced operations on May 2, 2016. The ending account value for “Actual” uses the performance since inception and is not annualized and the expenses paid during period for “Actual” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 60/366 (to reflect the actual since inception).

**	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in iShares Exchange-Traded Funds (“Underlying ETFs”) or financial instruments that provide exposure to such Underlying ETFs (collectively, the “Underlying Funds”). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial Statements for the Underlying Funds can be found at www.sec.gov.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–1

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2016

Security Type/Sector	Percentage of Net Assets

Investment Companies	90.37%
Equity Funds	56.81%
Fixed Income Funds	23.81%
Money Market Fund	9.75%
Total Value of Securities	90.37%
Receivables and Other Assets Net of Liabilities	9.63%
Total Net Assets	100.00%

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–2

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–90.37%
Equity Funds–56.81%
iShares Core S&P 500 ETF	14,499	$3,054,939
iShares Core S&P Mid-Cap ETF	4,961	741,124
iShares Edge MSCI Min Vol USA ETF	57,165	2,641,595
iShares Russell 2000 ETF	8,281	952,067

		7,389,725

Fixed Income Funds–23.81%
iShares Core U.S. Aggregate Bond ETF	13,688	1,540,858
iShares Core U.S. Credit Bond ETF	4,552	515,969
iShares Core U.S. Treasury Bond ETF	19,787	519,211
iShares MBS ETF	4,732	520,378

		3,096,416

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
Money Market Fund–9.75%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	1,268,742	$1,268,742

		1,268,742

Total Investment Companies (Cost $11,545,147)		11,754,883

TOTAL VALUE OF SECURITIES–90.37% (Cost $11,545,147)	11,754,883
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–9.63%	1,252,074

NET ASSETS APPLICABLE TO 1,271,596 SHARES OUTSTANDING–100.00%	$13,006,957

The following futures contracts were outstanding at June 30, 2016:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(13) E-mini S&P 500 Index	$(1,320,178)	$(1,358,630)	9/19/16	$(38,452)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

ETF–Exchange-Traded Fund

MBS–Mortgage-Backed Security

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–3

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

Statement of Assets and Liabilities

June 30, 2016 (unaudited)

ASSETS:

Investments in investment companies, at value	$11,754,883
Receivables for fund shares sold	2,114,842
Cash collateral held at broker for futures contracts	77,842
Cash	47,297
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	7,500
Dividends and interest receivable	186

TOTAL ASSETS	14,002,550

LIABILITIES:

Payable for securities purchased	947,370
Net unrealized depreciation on futures contracts	38,452
Other accrued expenses payable	6,599
Due to manager and affiliates	3,055
Payables for fund shares redeemed	117

TOTAL LIABILITIES	995,593

TOTAL NET ASSETS	$13,006,957

Investments in investment companies, at cost	$11,545,147

Standard Class:

Net Assets	$110,331
Shares Outstanding	10,780
Net Asset Value Per Share	$10.235

Service Class:

Net Assets	$12,896,626
Shares Outstanding	1,260,816
Net Asset Value Per Share	$10.229

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:

Shares of beneficial interest (unlimited authorization–no par)	$12,822,791
Undistributed net investment income	13,111
Accumulated net realized loss on investments	(229)
Net unrealized appreciation of investments and derivatives	171,284

TOTAL NET ASSETS	$13,006,957

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–4

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

Statement of Operations

May 2, 2016* to June 30, 2016 (unaudited)

INVESTMENT INCOME:

Dividends from investment companies	$19,680

EXPENSES:

Accounting and administration expenses	5,046
Professional fees	4,967
Distribution fees-Service Class	3,163
Management fees	2,301
Reports and statements to shareholders	468
Custodian fees	234
Pricing fees	120
Trustees’ fees and expenses	16
Other	52

16,367
Less expenses reimbursed	(9,798)

Total operating expenses	6,569

NET INVESTMENT INCOME	13,111

NET REALIZED AND UNREALIZED LOSS:

Net realized loss from:
Sale of investments in investment companies	(214)
Futures contracts	(15)

Net realized loss	(229)

Net change in unrealized appreciation (depreciation) of:
Investments in investment companies	209,736
Futures contracts	(38,452)

Net change in unrealized appreciation (depreciation)	171,284

NET REALIZED AND UNREALIZED GAIN	171,055

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$184,166

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

Statement of Changes in Net Assets

5/2/16* to 6/30/16 (unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

Net investment income	$13,111
Net realized loss	(229)
Net change in unrealized appreciation (depreciation)	171,284

Net increase in net assets resulting from operations	184,166

CAPITAL SHARE TRANSACTIONS:

Proceeds from shares sold:
Standard Class	107,976
Service Class	12,803,409

12,911,385

Cost of shares redeemed:
Standard Class	(90)
Service Class	(88,504)

(88,594)

Increase in net assets derived from capital share transactions	12,822,791

NET INCREASE IN NET ASSETS	13,006,957

NET ASSETS:

Beginning of period	—

End of period	$13,006,957

Undistributed net investment income	$13,111

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–5

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout the period was as follows:

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

	Standard Class 5/2/16[1] to 6/30/16 (unaudited)	Service Class 5/2/16[1] to 6/3016 (unaudited)

Net asset value, beginning of period	$10.000	$10.000

Income from investment operations:
Net investment income[2]	0.029	0.023
Net realized and unrealized gain	0.206	0.206

Total from investment operations	0.235	0.229

Net asset value, end of period	$10.235	$10.229

Total return[3]	2.33%	2.27%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 110	$12,897
Ratio of expenses to average net assets[4]	0.37%	0.72%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	1.42%	1.77%
Ratio of net investment income to average net assets	1.74%	1.39%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.69%	0.34%
Portfolio turnover	1%	1%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–6

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all of its assets in iShares Exchange-Traded Funds (“Underlying ETFs”) or financial instruments that provide exposure to such Underlying ETFs (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e. index funds). In addition to company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at http://www.sec.gov.

The Fund’s investment objective is to seek a balance between current income and growth of capital, with a greater emphasis on growth of capital.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions to be taken on the Fund’s federal income tax return through the six months ended June 30, 2016 and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the period May 2, 2016* through June 30, 2016, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate that portion of realized gains and losses on investments resulting from changes in foreign exchange rates from that which is due to changes in market prices. Both types of changes in gain / loss are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–7

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

Notes to Financial Statements (continued)

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the period May 2, 2016* through June 30, 2016.

* Date of commencement of operations.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC’) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of the Fund. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.

LIAC had contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceeded 0.37% of the average daily net assets for the Standard Class and 0.72% for the Service Class. This agreement will continue at least through April 30, 2017, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustee and LIAC.

BlackRock Investment Management LLC (“BlackRock”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays BlackRock a fee based on the Fund’s average daily net assets.

Milliman Financial Risk Management LLC (“Milliman”) is responsible for managing the Fund’s managed risk strategy. For these services, LIAC, not the Fund, pays Milliman a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the period May 2, 2016* through June 30, 2016, costs for these administrative and legal services were as follows:

Administrative	$37
Legal	9

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $20 for the period May 2, 2016* through June 30, 2016.

The Fund offers Standard Class and Service Class shares. Pursuant to its distribution and service plan, the Fund is authorized to pay out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual distribution and/or service fee (“12b-1 Fee”) at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the 12b-1 Fee is limited to 0.35% of the average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2016, the Fund had receivables due from and liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$7,500
Management fees payable to LIAC	1,277
Distribution fees payable to LFD	1,758
Printing and mailing fees payable to Lincoln Life	20

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–8

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

* Date of commencement of operations.

3. Investments

For the period May 2, 2016* through June 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$10,296,592
Sales	19,974

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$11,545,147

Aggregate unrealized appreciation	$ 209,736
Aggregate unrealized depreciation	—

Net unrealized appreciation	$ 209,736

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

Level 1
Investment Companies	$11,754,883

Futures Contracts	$(38,452)

There were no Level 3 investments at the end of the period.

During the period May 2, 2016* through June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

* Date of commencement of operations.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–9

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

5/2/16* to 6/30/16
Shares sold:
Standard Class	10,789
Service Class	1,269,634

1,280,423

Shares redeemed:
Standard Class	(9)
Service Class	(8,818)

(8,827)

Net increase	1,271,596

* Date of commencement of operations.

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2016 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (Futures contracts)	Net unrealized depreciation from open futures contracts	$—	Net unrealized depreciation from open futures contracts	$(38,452)

The effect of derivative instruments on the Statement of Operations for the period May 2, 2016* through June 30, 2016 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized loss from futures contracts and net change unrealized appreciation (depreciation) of futures contracts	$(15)	$(38,452)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the period May 2, 2016* through June 30, 2016. The average balance of derivatives held is generally similar to the volume of derivative activity for the period May 2, 2016* through June 30, 2016.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$—	$(38,991)

* Date of commencement of operations.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–10

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

Notes to Financial Statements (continued)

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Subsequent Event

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–11

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

Other Fund Information (unaudited)

Approval of Investment Management and Subadvisory Agreements

On January 6, 2016, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the approval of the investment management agreement between the Trust and Lincoln Investment Advisors Corporation (“LIAC”) and (ii) the approval of the sub-advisory agreements with BlackRock Investment Management LLC (“BlackRock”) and Milliman Financial Risk Management LLC (“Milliman”) (collectively, with the investment management agreement, the “Advisory Agreements”) for the Fund. The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC, The Lincoln National Life Insurance Company (“Lincoln Life”), BlackRock and Milliman prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to approval of investment management and sub-advisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LIAC, Lincoln Life, BlackRock and Milliman provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including in-person presentations by representatives of BlackRock and Milliman, information comparing the management fees and estimated operating expense ratio of the Fund to peer groups, information about estimated profitability and/or financial condition and compliance and regulatory matters. The Board noted that LIAC and BlackRock provided services to other funds in the Trust and that Milliman provided consulting services to LIAC with respect to other funds in the Trust. After reviewing the information received, the Independent Trustees requested supplemental information and LIAC, BlackRock and Milliman provided materials in response. The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and Lincoln Life and LIAC employees, BlackRock and Milliman to consider the approval of the Advisory Agreements.

Based upon its review, the Board concluded that it was in the best interests of the Fund that the Advisory Agreements be approved. In considering the approval of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the approval of the investment management agreement with LIAC, the Board considered the nature, extent and quality of services expected to be provided to the Fund by LIAC, including LIAC personnel and resources and LIAC’s criteria for review of a sub-adviser’s performance. The Board considered that LIAC provided investment management services to the other funds in the Trust and that the Board had reviewed extensive information provided by LIAC in connection with the annual contract renewal process most recently concluded in September 2015. The Board reviewed the services provided by LIAC in serving as investment adviser, including the backgrounds of the personnel providing the investment management services and compliance staff. The Board also considered that certain Lincoln Life personnel provide services to the other funds in the Trust on behalf of LIAC and that Lincoln Life was proposed to provide administrative services to the Fund under a separate administration agreement. The Board concluded that the services provided by LIAC were expected to be satisfactory.

Performance. With respect to performance, the Board considered that the Fund had not commenced operations.

Management Fee. The Board reviewed the Fund’s investment management fee and estimated expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a peer group for the Fund provided by LIAC based on information from Morningstar.

The Board noted that the investment management fees for the Fund were above the median investment management fee of its respective peer group. The Board considered that the Fund’s estimated operating expense ratio for standard class shares giving effect to the proposed expense limitation and acquired fund fees and expenses (“AFFE”) was lower than the median expense ratio of its respective peer group. In light of the nature, quality and extent of services to be provided by LIAC including overseeing the risk overlay to be sub-advised by Milliman, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had not commenced operations and that LIAC proposed an expense limitation for the Fund’s standard and service class shares through April 30, 2017 and concluded that economies of scale were appropriately shared with investors.

Profitability. The Board also reviewed the estimated profitability analysis to LIAC with respect to the Fund and concluded that the estimated profitability of LIAC in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Fund, LIAC and its affiliates may receive certain benefits. The Board considered materials previously provided as to any such benefits to LIAC and its affiliates. Lincoln Life and its affiliated insurance companies (“Lincoln Insurance Companies”) receive 12b-1 fees which are paid by the Fund through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. Lincoln Life serves as the administrator for the Fund for which it is separately reimbursed. The Board also noted that

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–12

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

Other Fund Information (continued)

Investment Management Agreement (continued)

Lincoln Insurance Companies may be eligible to claim on their tax returns dividends received deductions in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

BlackRock Sub-Advisory Agreement

Nature, Extent and Quality of Services. In considering the approval of the sub-advisory agreement between LIAC and BlackRock with respect to the Fund, the Board considered the nature, extent and quality of day-to-day investment management services to be provided by BlackRock under the sub-advisory agreement. The Board considered that BlackRock provided sub-advisory services to other funds in the Trust and that the Board had considered those services in connection with the annual contract renewal process most recently concluded in September 2015. The Board reviewed the services to be provided by BlackRock, BlackRock’s experience with exchange traded funds and the reputation, resources and investment approach of BlackRock. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, soft dollar usage, risk management and compliance and regulatory matters. The Board concluded that the services to be provided by BlackRock were expected to be satisfactory.

Performance. With respect to performance, the Board considered that the Fund had not commenced operations.

Sub-Advisory Fee and Economies of Scale. The Board reviewed the proposed sub-advisory fee schedule and considered BlackRock’s statement that there were no comparable BlackRock advised, sub-advised or institutional separate funds. The Board considered that the sub-advisory fee schedule was negotiated between LIAC and BlackRock, an unaffiliated third party and that LIAC would compensate BlackRock from its fees. The Board concluded that the proposed sub-advisory fee was reasonable.

Profitability and Fallout Benefits. The Board noted that the sub-advisory fee schedule was negotiated between LIAC and BlackRock, an unaffiliated third party, and that LIAC would compensate BlackRock from its fees. The Board reviewed materials previously provided by BlackRock as to any additional benefits it receives and noted that BlackRock stated that the engagement raises its profile in the broker-dealer community and may facilitate the raising of assets for other investment products or services provided by BlackRock. BlackRock also noted that there are certain potential scale related benefits to the engagement by including the Fund in its managed assets.

Milliman Sub-Advisory Agreement

Nature, Extent and Quality of Services. In considering the approval of the sub-advisory agreement between LIAC and Milliman with respect to the Fund, the Board considered the nature, extent and quality of services to be provided by Milliman under the sub-advisory agreement. The Board considered the criteria provided by LIAC in recommending Milliman be appointed a sub-adviser for the risk management strategy of the Fund, including historical modeling and noted that the Board was familiar with the futures based managed risk overlay services provided by Milliman as a consultant to LIAC for other funds in the Trust. The Board reviewed the services to be provided by Milliman, the backgrounds of the investment professionals proposed to service the Fund, Milliman’s consulting work for LIAC with respect to the managed risk strategy for other funds of the Trust and the reputation, resources and investment approach of Milliman. They also reviewed information provided regarding the structure of portfolio manager compensation, risk management and compliance and regulatory matters. The Board concluded that the services to be provided by Milliman were expected to be satisfactory.

Performance. With respect to performance, the Board considered that the Fund had not commenced operations.

Sub-Advisory Fee and Economies of Scale. The Board reviewed the proposed sub-advisory fee schedule and noted Milliman’s view that the sub-advisory fees proposed by Milliman were competitive compared to other registered fund and institutional clients that employ the same futures based managed risk strategy as proposed for the Fund. The Board considered that the sub-advisory fee schedule was negotiated between LIAC and Milliman, an unaffiliated third party and that LIAC would compensate Milliman from its fees. The Board concluded that the proposed sub-advisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered that the sub-advisory fee schedule was negotiated between LIAC and Milliman, an unaffiliated third party, and that LIAC would compensate Milliman from its fees. The Board reviewed materials provided by Milliman as to any additional benefits it would receive and noted Milliman’s statement that the sub-advisory agreement may strengthen Milliman’s name recognition as well as create non-pecuniary benefits from synergies related to conducting risk management programs for clients in large volume.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that approval of the Advisory Agreements is in the best interests of the Fund.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–13

LVIP BlackRock U.S. Opportunities Managed Volatility Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2016

LVIP BlackRock U.S. Opportunities Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The
Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling
1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange
Commission’s website at http://www.sec.gov.

LVIP BlackRock U.S. Opportunities Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2016 to June 30, 2016

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) Fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expense shown in the table reflect fee reimbursements in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*
Actual
Standard Class Shares	$1,000.00	$979.50	0.90%	$4.43
Service Class Shares	1,000.00	978.20	1.15%	5.66
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.39	0.90%	$4.52
Service Class Shares	1,000.00	1,019.14	1.15%	5.77

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP BlackRock U.S. Opportunities Managed Volatility Fund–1

LVIP BlackRock U.S. Opportunities Managed Volatility Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2016

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	91.71%
Aerospace & Defense	0.81%
Airlines	0.95%
Auto Components	1.67%
Automobiles	0.22%
Banks	1.83%
Beverages	2.59%
Biotechnology	0.36%
Capital Markets	0.62%
Chemicals	3.96%
Communications Equipment	1.07%
Containers & Packaging	1.43%
Diversified Consumer Services	0.60%
Diversified Financial Services	1.33%
Diversified Telecommunication Services	1.75%
Electric Utilities	3.22%
Electrical Equipment	1.04%
Electronic Equipment, Instruments & Components	2.02%
Energy Equipment & Services	1.11%
Food & Staples Retailing	0.95%
Food Products	2.75%
Health Care Equipment & Supplies	3.42%
Health Care Providers & Services	2.68%
Health Care Technology	0.39%
Hotels, Restaurants & Leisure	2.19%
Household Durables	2.41%
Household Products	0.59%
Industrial Conglomerates	1.21%
Insurance	4.82%
Internet & Catalog Retail	1.33%
Internet Software & Services	0.43%
IT Services	3.02%
Machinery	2.99%
Media	0.71%
Metals & Mining	0.51%
Multi-Utilities	2.20%
Oil, Gas & Consumable Fuels	5.72%

Security Type/Sector	Percentage of Net Assets
Personal Products	0.04%
Pharmaceuticals	1.72%
Professional Services	1.83%
Real Estate Investment Trusts	8.10%
Real Estate Management & Development	0.84%
Road & Rail	0.85%
Semiconductors & Semiconductor Equipment	4.33%
Software	2.30%
Specialty Retail	4.10%
Textiles, Apparel & Luxury Goods	1.43%
Trading Companies & Distributors	0.48%
Transportation Infrastructure	0.79%
Exchange-Traded Fund	0.23%
Master Limited Partnerships	0.48%
Money Market Fund	6.52%
Total Value of Securities	98.94%
Receivables and Other Assets Net of Liabilities	1.06%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Hartford Financial Services Group	1.94%
Concho Resources	1.71%
Ventas	1.65%
VEREIT	1.45%
Public Service Enterprise Group	1.42%
Intercontinental Exchange	1.33%
Boston Properties	1.32%
Boston Scientific	1.30%
Equifax	1.26%
Pioneer Natural Resources	1.26%
Total	14.64%

Summary of Abbreviations:

IT–Information Technology

LVIP BlackRock U.S. Opportunities Managed Volatility Fund–2

LVIP BlackRock U.S. Opportunities Managed Volatility Fund

Statement of Net Assets

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–91.71%
Aerospace & Defense–0.81%
L-3 Communications Holdings	2,348	$344,428

		344,428

Airlines–0.95%
Southwest Airlines	10,250	401,903

		401,903

Auto Components–1.67%
Delphi Automotive	7,193	450,282
Lear	2,540	258,470

		708,752

Automobiles–0.22%
†Tesla Motors	447	94,889

		94,889

Banks–1.83%
BankUnited	16,512	507,249
†SVB Financial Group	2,839	270,159

		777,408

Beverages–2.59%
Constellation Brands Class A	1,700	281,180
Molson Coors Brewing Class B	4,747	480,064
†Monster Beverage	2,100	337,491

		1,098,735

Biotechnology–0.36%
Shire ADR	839	154,354

		154,354

Capital Markets–0.62%
WisdomTree Investments	27,147	265,769

		265,769

Chemicals–3.96%
Eastman Chemical	6,849	465,047
FMC	4,500	208,395
Mosaic	13,017	340,785
†Platform Specialty Products	25,949	230,427
Sherwin-Williams	1,482	435,219

		1,679,873

Communications Equipment–1.07%
Harris	5,434	453,413

		453,413

Containers & Packaging–1.43%
†Crown Holdings	6,891	349,167
WestRock	6,600	256,542

		605,709

Diversified Consumer Services–0.60%
†ServiceMaster Global Holdings	6,400	254,720

		254,720

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Financial Services–1.33%
Intercontinental Exchange	2,200	$563,112

		563,112

Diversified Telecommunication Services–1.75%
Cogent Communications Holdings	5,492	220,010
†SBA Communications Class A	4,842	522,645

		742,655

Electric Utilities–3.22%
Edison International	3,706	287,845
FirstEnergy	8,505	296,910
PPL	8,947	337,749
Xcel Energy	9,954	445,740

		1,368,244

Electrical Equipment–1.04%
Acuity Brands	1,776	440,377

		440,377

Electronic Equipment, Instruments & Components–2.02%
Amphenol Class A	5,207	298,517
CDW	6,252	250,580
†Universal Display	4,588	311,066

		860,163

Energy Equipment & Services–1.11%
US Silica Holdings	13,667	471,101

		471,101

Food & Staples Retailing–0.95%
†Sprouts Farmers Market	17,648	404,139

		404,139

Food Products–2.75%
Kellogg	5,365	438,052
Mead Johnson Nutrition	4,300	390,225
†Nomad Foods	2,366	18,881
Pinnacle Foods	6,933	320,929

		1,168,087

Health Care Equipment & Supplies–3.42%
†Boston Scientific	23,641	552,490
C.R. Bard	1,300	305,708
†Edwards Lifesciences	2,936	292,807
Zimmer Biomet Holdings	2,500	300,950

		1,451,955

Health Care Providers & Services–2.68%
Cigna	2,531	323,943
†DaVita HealthCare Partners	2,900	224,228
Humana	1,772	318,747
Universal Health Services Class B	2,013	269,943

		1,136,861

LVIP BlackRock U.S. Opportunities Managed Volatility Fund–3

LVIP BlackRock U.S. Opportunities Managed Volatility Fund

Statement of Net Assets (continued)

Number of Shares		Value (U.S. $)

COMMON STOCK (continued)
Health Care Technology–0.39%
†Cerner	2,800	$164,080

		164,080

Hotels, Restaurants & Leisure–2.19%
Aramark	12,490	417,416
Royal Caribbean Cruises	3,200	214,880
†Wingstop	10,880	296,480

		928,776

Household Durables–2.41%
Newell Brands	10,146	492,791
†Toll Brothers	8,829	237,588
Whirlpool	1,750	291,620

		1,021,999

Household Products–0.59%
Clorox	1,800	249,102

		249,102

Industrial Conglomerates–1.21%
Roper Technologies	3,027	516,285

		516,285

Insurance–4.82%
Allied World Assurance Holdings	9,822	345,145
Assured Guaranty	15,680	397,802
Hartford Financial Services Group	18,563	823,826
Reinsurance Group of America	4,941	479,228

		2,046,001

Internet & Catalog Retail–1.33%
†Liberty Interactive Corp QVC Group Class A	14,640	371,417
†TripAdvisor	3,000	192,900

		564,317

Internet Software & Services–0.43%
†comScore	7,709	184,091

		184,091

IT Services–3.02%
†Euronet Worldwide	4,468	309,141
Fidelity National Information Services	6,053	445,985
Global Payments	3,200	228,416
Sabre	11,092	297,155

		1,280,697

Machinery–2.99%
Snap-on	2,749	433,847
Stanley Black & Decker	4,500	500,490
Wabtec	4,798	336,964

		1,271,301

Number of Shares		Value (U.S. $)

COMMON STOCK (continued)
Media–0.71%
Nexstar Broadcasting Group Class A	6,339	$301,610

		301,610

Metals & Mining–0.51%
Goldcorp.	11,400	218,082

		218,082

Multi-Utilities–2.20%
Public Service Enterprise Group	12,972	604,625
Sempra Energy	2,900	330,658

		935,283

Oil, Gas & Consumable Fuels–5.72%
†Concho Resources	6,090	726,354
†Diamondback Energy	4,613	420,752
Energen	8,160	393,394
Hess	5,900	354,590
Pioneer Natural Resources	3,533	534,225

		2,429,315

Personal Products–0.04%
†Edgewell Personal Care	216	18,233

		18,233

Pharmaceuticals–1.72%
†Jazz Pharmaceuticals	1,441	203,628
†Mallinckrodt	3,191	193,949
Zoetis	7,000	332,220

		729,797

Professional Services–1.83%
Equifax	4,187	537,611
Nielsen Holdings	4,600	239,062

		776,673

Real Estate Investment Trusts–8.10%
Boston Properties	4,242	559,520
Equinix	500	193,865
Federal Realty Investment Trust	1,600	264,880
Pebblebrook Hotel Trust	7,662	201,127
Physicians Realty Trust	18,440	387,424
STAG Industrial	12,962	308,625
Ventas	9,614	700,091
VEREIT	60,648	614,971
Weyerhaeuser	7,056	210,057

		3,440,560

Real Estate Management & Development–0.84%
Kennedy-Wilson Holdings	18,737	355,254

		355,254

Road & Rail–0.85%
Kansas City Southern	4,015	361,711

		361,711

LVIP BlackRock U.S. Opportunities Managed Volatility Fund–4

LVIP BlackRock U.S. Opportunities Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment–4.33%
Broadcom	2,567	$398,912
Lam Research	3,582	301,103
†MACOM Technology Solutions Holdings	5,707	188,217
Monolithic Power Systems	3,100	211,792
†NXP Semiconductors	6,090	477,091
Skyworks Solutions	4,104	259,701

		1,836,816

Software–2.30%
†Electronic Arts	5,464	413,953
†FireEye	7,300	120,231
†ServiceNow	3,500	232,400
†Take-Two Interactive Software	5,500	208,560

		975,144

Specialty Retail–4.10%
Best Buy	9,414	288,068
†Cabela’s	4,655	233,029
Dick’s Sporting Goods	5,465	246,253
Foot Locker	4,500	246,870
Ross Stores	8,453	479,201
Tractor Supply	2,700	246,186

		1,739,607

Textiles, Apparel & Luxury Goods–1.43%
†Sequential Brands Group	45,950	366,681
†Under Armour Class A	6,000	240,780

		607,461

Trading Companies & Distributors–0.48%
†SiteOne Landscape Supply	6,063	206,081

		206,081

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Transportation Infrastructure–0.79%
Macquarie Infrastructure	4,521	$334,780

		334,780

Total Common Stock (Cost $37,220,740)		38,939,703

EXCHANGE-TRADED FUND–0.23%
SPDR S&P Biotech ETF	1,800	97,362

Total Exchange-Traded Fund (Cost $103,408)		97,362

MASTER LIMITED PARTNERSHIP–0.48%
MPLX	6,000	201,780

Total Master Limited Partnership (Cost $137,498)		201,780

MONEY MARKET FUND–6.52%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	2,769,556	2,769,556

Total Money Market Fund (Cost $2,769,556)		2,769,556

TOTAL VALUE OF SECURITIES–98.94% (Cost $40,231,202)	42,008,401
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.06%	448,956

NET ASSETS APPLICABLE TO 4,779,385 SHARES OUTSTANDING–100.00%	$42,457,357

NET ASSET VALUE PER SHARE–LVIP BLACKROCK U.S. OPPORTUNITIES MANAGED VOLATILITY FUND STANDARD CLASS ($326,965 / 36,766 Shares)	$8.893

NET ASSET VALUE PER SHARE–LVIP BLACKROCK U.S. OPPORTUNITIES MANAGED VOLATILITY FUND SERVICE CLASS ($42,130,392 / 4,742,619 Shares)	$8.883

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$44,630,347
Undistributed net investment income	177,813
Net realized loss on investments	(3,707,550)
Net unrealized appreciation of investments and derivatives	1,356,747

TOTAL NET ASSETS	$42,457,357

†	Non-income producing for the period.

LVIP BlackRock U.S. Opportunities Managed Volatility Fund–5

LVIP BlackRock U.S. Opportunities Managed Volatility Fund

Statement of Net Assets (continued)

«

Includes $12,728 foreign currencies collateral due to broker for futures contracts, $645,056 cash collateral held at broker for futures contracts, $35,327 due to manager and affiliates, $3,812 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $541,767 payable for securities purchased, and $4,161 payable for fund shares redeemed as of June 30, 2016.

The following futures contracts were outstanding at June 30, 2016:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(1) British Pound Currency	$(84,535)	$(82,800)	9/20/16	$1,735
(21) E-mini Russell 2000 Index	(2,334,732)	(2,409,540)	9/19/16	(74,808)
(27) E-mini S&P 500 Index	(2,745,708)	(2,821,770)	9/19/16	(76,062)
(53) E-mini S&P MidCap 400 Index	(7,647,263)	(7,912,900)	9/19/16	(265,637)
(1) Euro Currency	(139,198)	(138,844)	9/20/16	354
(7) Euro STOXX 50	(217,388)	(221,784)	9/19/16	(4,396)
(1) FTSE 100 Index	(83,152)	(85,500)	9/19/16	(2,348)
(1) Japanese Yen Currency	(122,048)	(121,338)	9/20/16	710

				$(420,452)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

ADR–American Depositary Receipt

ETF–Exchange Traded Fund

IT–Information Technology

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock U.S. Opportunities Managed Volatility Fund–6

LVIP BlackRock U.S. Opportunities Managed Volatility Fund

Statement of Operations

Six Months Ended June 30, 2016 (unaudited)

LVIP BlackRock U.S. Opportunities Managed Volatility Fund

Statements of Changes in Net Assets

INVESTMENT INCOME:
Dividends	$401,344
Foreign tax withheld	(261)

401,083

EXPENSES:
Management fees	145,641
Distribution fees-Service Class	47,868
Professional fees	21,521
Reports and statements to shareholders	10,225
Accounting and administration expenses	9,221
Custodian fees	1,764
Trustees’ fees and expenses	474
Pricing fees	250
Consulting fees	32
Other	464

237,460
Less expenses reimbursed	(14,349)

Total operating expenses	223,111

NET INVESTMENT INCOME	177,972

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(1,858,478)
Foreign currencies	183
Foreign currency exchange contracts	228
Futures contracts	(703,254)

Net realized loss	(2,561,321)

Net change in unrealized appreciation (depreciation) of:
Investments	2,428,507
Futures contracts	(366,896)

Net change in unrealized appreciation (depreciation)	2,061,611

NET REALIZED AND UNREALIZED LOSS	(499,710)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(321,738)

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/16 (unaudited)	5/1/15* to 12/31/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$177,972	$23,577
Net realized loss	(2,561,321)	(1,146,032)
Net change in unrealized appreciation (depreciation)	2,061,611	(704,864)

Net decrease in net assets resulting from operations	(321,738)	(1,827,319)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,300)
Service Class	—	(27,148)
Return of capital:
Standard Class	—	(96)
Service Class	—	(6,420)

	—	(34,964)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	256,342	515,479
Service Class	12,101,082	37,089,225
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,396
Service Class	—	33,568

	12,357,424	37,639,668

Cost of shares redeemed:
Standard Class	(423,904)	(2,511)
Service Class	(3,003,616)	(1,925,683)

	(3,427,520)	(1,928,194)

Increase in net assets derived from capital share transactions	8,929,904	35,711,474

NET INCREASE IN NET ASSETS	8,608,166	33,849,191
NET ASSETS:
Beginning of period	33,849,191	—

End of period	$42,457,357	$33,849,191

Undistributed (distributions in excess of) net investment income	$177,813	$(159)

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock U.S. Opportunities Managed Volatility Fund–7

LVIP BlackRock U.S. Opportunities Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Blackrock U.S. Opportunities Managed Volatility Fund Standard Class
	Six Months Ended 6/30/161, [2] (unaudited)	5/1/15[3] to 12/31/15
Net asset value, beginning of period	$9.076	$10.000

Income (loss) from investment operations:
Net investment income[4]	0.050	0.028
Net realized and unrealized loss	(0.233)	(0.927)

Total from investment operations	(0.183)	(0.899)

Less dividends and distributions from:
Net investment income.	—	(0.023)
Return of capital	—	(0.002)

Total dividends and distributions	—	(0.025)

Net asset value, end of period	$8.893	$9.076

Total return[5]	(2.05% )	(8.99% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$327	$501
Ratio of expenses to average net assets	0.90%	0.85%
Ratio of expenses to average net assets prior to expenses waived/reimbursed.	0.97%	1.09%
Ratio of net investment income to average net assets	1.16%	0.45%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.09%	0.21%
Portfolio turnover	53%	41%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. was added as a sub-adviser for the Fund’s volatility management overlay.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock U.S. Opportunities Managed Volatility Fund–8

LVIP BlackRock U.S. Opportunities Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Blackrock U.S. Opportunities Managed Volatility Fund Service Class
	Six months ended 6/30/161, [2] (unaudited)	5/1/15[3] to 12/31/15
Net asset value, beginning of period	$9.078	$10.000

Income (loss) from investment operations:
Net investment income[4]	0.039	0.013
Net realized and unrealized loss	(0.234)	(0.926)

Total from investment operations	(0.195)	(0.913)

Less dividends and distributions from:
Net investment income	—	(0.007)
Return of capital	—	(0.002)

Total dividends and distributions	—	(0.009)

Net asset value, end of period	$8.883	$9.078

Total return[5]	(2.18% )	(9.13% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$42,130	$33,349
Ratio of expenses to average net assets	1.15%	1.10%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.22%	1.34%
Ratio of net investment income to average net assets	0.91%	0.20%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.84%	(0.04% )
Portfolio turnover	53%	41%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. was added as a sub-adviser for the Fund’s volatility management overlay.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock U.S. Opportunities Managed Volatility Fund–9

LVIP BlackRock U.S. Opportunities Managed Volatility Fund

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock U.S. Opportunities Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek long-term capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities and exchange-traded funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sale price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximate fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions to be taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2016 and for the open tax year ended December 31, 2015 and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2016, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate that portion of realized gains and losses on investments resulting from changes in foreign exchange rates from that which is due to changes in market prices. Both types of changes in gain (loss) are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP BlackRock U.S. Opportunities Managed Volatility Fund–10

LVIP BlackRock U.S. Opportunities Managed Volatility Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e. the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2016.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisers, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of average daily net assets of the Fund. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.10% of average daily net assets of the Fund in excess of $500 million. This agreement will continue through at least April 30, 2017, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

LIAC has contractually agreed to waive its fees and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding merger costs*) exceed 0.85% of the average daily net assets for the Standard Class and 1.10% for the Service Class. The agreement will continue through at least April 30, 2017 and cannot be terminated before that date without the mutual agreement of the Board and the LIAC.

BlackRock Investment Management LLC (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. Effective May 1, 2016, SSGA Funds Management Inc., (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s volatility management overlay. Prior to May 1, 2016, LIAC was responsible for the day-to-day management of the Fund’s volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Advisers a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2016, costs for these administrative and legal services were as follows:

Administrative	$963
Legal	264

Lincoln Life also performs daily trading operations. The cost of these services is included in “Accounting and administration expenses” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $711 for the six months ended June 30, 2016.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $6,108 for the six months ended June 30, 2016.

The Fund offers Standard Class and Service Class shares. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual distribution and/or service fee (“12b-1 Fee”) at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the 12b-1 Fee is limited to 0.25% of average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

LVIP BlackRock U.S. Opportunities Managed Volatility Fund–11

LVIP BlackRock U.S. Opportunities Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

At June 30, 2016, the Fund had receivables due from or liabilities payable to affiliates as follows:

Expense reimbursement from LIAC	$3,812
Management fees payable to LIAC	26,248
Distribution fees payable to LFD	8,681
Printing and mailing fees payable to Lincoln Life	398

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

At June 30, 2016, Lincoln Life directly owned 2.73% of the Standard Class shares and 10.53% of the Service Class shares of the Fund.

*	See Note 8

3. Investments

For the six months ended June 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$25,500,296
Sales	18,527,848

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$40,231,202

Aggregate unrealized appreciation	$3,318,269
Aggregate unrealized depreciation	(1,541,070)

Net unrealized appreciation	$1,777,199

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$339,128	$249,723	$588,851

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level	1–inputsare quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level

2–other   observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level	3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP BlackRock U.S. Opportunities Managed Volatility Fund–12

LVIP BlackRock U.S. Opportunities Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

	Level 1	Level 2	Total
Common Stock	$38,939,703	$—	$38,939,703
Exchange-Traded Funds	97,362	—	97,362
Master Limited Partnerships	201,780	—	201,780
Money Market Fund	2,769,556	—	2,769,556

Total	$42,008,401	$—	$42,008,401

Futures Contracts	$—	$(420,452)	$(420,452)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/16	5/1/15* to 12/31/15
Shares sold:
Standard Class	29,646	55,275
Service Class	1,413,463	3,877,667
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	153
Service Class	—	3,677

	1,443,109	3,936,772

Shares redeemed:
Standard Class	(48,040)	(268)
Service Class	(344,548)	(207,640)

	(392,588)	(207,908)

Net increase	1,050,521	3,728,864

*	Date of commencement of operations.

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. A change in a contracts value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

No foreign currency exchange contracts were outstanding at June 30, 2016.

LVIP BlackRock U.S. Opportunities Managed Volatility Fund–13

LVIP BlackRock U.S. Opportunities Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2016 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Currency contracts (Futures contracts)	Receivables and other assets net of liabilities	$2,799	Receivables and other assets net of liabilities	$—
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(423,251)

Total		$2,799		$(423,251)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(12,149)	$2,799
Equity contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(691,105)	(369,695)
Currency contracts (Foreign currency exchange contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	228	—

Total		$(703,026)	$(366,896)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2016. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2016.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$500,368	$(5,933,331)

In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counter party certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.

LVIP BlackRock U.S. Opportunities Managed Volatility Fund–14

LVIP BlackRock U.S. Opportunities Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

At June 30, 2016, the Fund held the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

	Gross Value of	Gross Value
Counterparty	Derivative Asset	of Derivative Liability	Net Position
Goldman Sachs	$2,799	$(423,251)	$(420,452)

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

		Fair Value of		Fair Value of
		Non Cash		Non Cash	Cash
		Collateral	Cash Collateral	Collateral	Collateral
Counterparty	Net Position	Received	Received	Pledged	Pledged	Net Amount[a]
Goldman Sachs	$(420,452)	$—	$—	$—	$420,452	$—

aNet represents the receivable/(payable) that would be due from/(to) the counterparty in the event of default.

6. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2016. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

In March 2016, the Board approved a proposal, subject to shareholder approval, to merge the Fund with and into LVIP Blended Mid Cap Managed Volatility Fund (the “Acquiring Fund”). The merger is not expected to be a taxable event for contract holders. More information about the Acquiring Fund and the definitive terms of the merger will be included in the proxy materials that will be mailed to contract holders.

Management has determined that no additional material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP BlackRock U.S. Opportunities Managed Volatility Fund–15

LVIP BlackRock U.S. Opportunities Managed Volatility Fund

Other Fund Information

Approval of Subadvisory Agreement

On January 6, 2016, the Board of Trustees of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things the approval of the sub-advisory agreement with SSGA Funds Management, Inc. (“SSGA FM”) (the “Sub-Advisory Agreement”) for the Fund. The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC, The Lincoln National Life Insurance Company (“Lincoln Life”) and SSGA FM prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to approval of investment sub-advisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LIAC, Lincoln Life and SSGA FM provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including in-person presentations by representatives of SSGA FM, information about proposed sub-advisory fees and compliance and regulatory matters. The Board noted that SSGA FM provided sub-advisory services to other funds in the Trust. After reviewing the information received, the Independent Trustees requested supplemental information, and LIAC and SSGA FM provided materials in response. The Board determined that, given the totality of the information provided with respect to the Sub-Advisory Agreement, the Board had received sufficient information to approve the Sub-Advisory Agreement. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and employees of Lincoln Life, LIAC and SSGA FM to consider the approval of the Sub-Advisory Agreement.

Based upon its review, the Board concluded that it was in the best interests of the Fund that the Sub-Advisory Agreement be approved for the Fund. In considering the approval of the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Nature, Extent and Quality of Services. In considering the approval of the Sub-Advisory Agreement between LIAC and SSGA FM with respect to the Funds, the Board considered the nature, extent and quality of services to be provided by SSGA FM under the Sub-Advisory Agreement. The Board considered that SSGA FM provided sub-advisory services to other funds in the Trust and that the Board had reviewed extensive information provided by SSGA FM in connection with the annual contract renewal process most recently concluded in September 2015. The Board noted that State Street Global Advisors (“SSGA”), an affiliate of SSGA FM, has served as a consultant to LIAC with respect to the managed volatility overlay for the Fund and that LIAC proposed to delegate the responsibility of managing the Fund’s managed volatility overlay to SSGA FM as sub-adviser. The Board considered the criteria provided by LIAC in recommending SSGA FM be appointed a sub-adviser for the Fund’s managed volatility overlay, including historical modeling and noted that the Board was familiar with the managed volatility overlay services provided by SSGA as a consultant to LIAC with respect to the Fund. The Board reviewed the services to be provided by SSGA FM, the backgrounds of the investment professionals proposed to service the Fund, SSGA’s consulting work for LIAC with respect to the managed volatility overlay for the Fund and the reputation, resources and investment approach of SSGA FM. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board concluded that the services to be provided by SSGA FM were expected to be satisfactory.

Performance. With respect to performance, the Board considered that SSGA has served as a risk management consultant to LIAC with respect to the managed volatility overlay for the Fund and that the Board received quarterly performance information from LIAC and also from Morningstar, Inc. as part of the annual contract renewal process. The Board concluded that the services to be provided by SSGA FM were expected to be acceptable.

Sub-Advisory Fee and Economies of Scale. The Board reviewed the proposed sub-advisory fee schedule and noted SSGA FM’s statement that it does not sub-advise any portfolios with similar investment objectives. The Board considered that the sub-advisory fee schedule was negotiated between LIAC and SSGA FM, an unaffiliated third party and that LIAC would compensate SSGA FM from its fees. The Board concluded that the proposed sub-advisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered that the sub-advisory fee schedule was negotiated between LIAC and SSGA FM, an unaffiliated third party, and that LIAC would compensate SSGA FM from its fees. The Board reviewed materials provided by SSGA FM as to any additional benefits it receives and noted that SSGA FM indicated that it indirectly benefits from association with the Fund in the marketplace.

Overall Conclusions

Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Sub-Advisory Agreement are fair and reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the Fund.

LVIP BlackRock U.S. Opportunities Managed Volatility Fund–16

LVIP Blended Core Equity Managed Volatility Fund

(formerly LVIP ClearBridge Variable Appreciation Managed Volatility Fund)

a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2016

LVIP Blended Core Equity Managed

Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Blended Core Equity Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2016 to June 30, 2016

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers and reimbursements in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*

Actual
Standard Class Shares	$1,000.00	$1,037.70	0.00%	$—
Service Class Shares	1,000.00	1,035.90	0.35%	1.77

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,024.86	0.00%	$—
Service Class Shares	1,000.00	1,023.12	0.35%	1.76

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests a significant portion of its assets in other investment companies (Underlying Funds). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial Statements for the Underlying Funds can be found at www.sec.gov.

LVIP Blended Core Equity Managed Volatility Fund–1

LVIP Blended Core Equity Managed Volatility Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2016

Security Type/Sector	Percentage of Net Assets

Affiliated Investment Companies	93.93%
Equity Funds	93.93%
Unaffiliated Investment Company	5.40%
Money Market Fund	5.40%
Total Value of Securities	99.33%
Receivables and Other Assets Net of Liabilities	0.67%
Total Net Assets	100.00%

LVIP Blended Core Equity Managed Volatility Fund–2

LVIP Blended Core Equity Managed Volatility Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–93.93%
Equity Funds–93.93%
*ClearBridge® – Variable Appreciation Portfolio	2,698,385	$97,357,743
T. Rowe Price Capital Opportunity Fund (Investor Class)	2,863,535	64,343,640

Total Affiliated Investment Companies (Cost $150,690,850)		161,701,383

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANY–5.40%
Money Market Fund–5.40%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	9,294,308	$9,294,308

Total Unaffiliated Investment Company (Cost $9,294,308)		9,294,308

TOTAL VALUE OF SECURITIES–99.33% (Cost $159,985,158)	170,995,691
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.67%	1,161,177

NET ASSETS APPLICABLE TO 16,762,328 SHARES OUTSTANDING–100.00%	$172,156,868

*	Series I shares.

The following futures contracts were outstanding at June 30, 2016:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(349) E-mini S&P 500 Index	$(35,346,166)	$(36,473,990)	9/19/16	$(1,127,824)
(24) E-mini S&P MidCap 400 Index	(3,451,398)	(3,583,200)	9/19/16	(131,802)

				$(1,259,626)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP Blended Core Equity Managed Volatility Fund–3

LVIP Blended Core Equity Managed Volatility Fund

Statement of Assets and Liabilities

June 30, 2016 (unaudited)

ASSETS:
Investments in affiliated investment companies, at value	$161,701,383
Investments in unaffiliated investment companies, at value	9,294,308

Total investments, at value	170,995,691
Cash collateral held at broker for futures contracts	2,397,496
Receivables for fund shares sold	151,032
Expense reimbursement from Lincoln Investment Advisors Corporation	11,111
Dividends receivable from investment companies	1,947

TOTAL ASSETS	173,557,277

LIABILITIES:
Net unrealized depreciation on futures contracts	1,259,626
Payables for fund shares redeemed	69,951
Due to manager and affiliates	48,570
Other accrued expenses payable	16,100
Payable for investment companies purchased	6,162

TOTAL LIABILITIES	1,400,409

TOTAL NET ASSETS	$172,156,868

Investments in affiliated investment companies, at cost	$150,690,850
Investments in unaffiliated investment companies, at cost	9,294,308

Total investments, at cost	$159,985,158

Standard Class:
Net Assets	$84,636
Shares Outstanding	8,228
Net Asset Value Per Share	$10.286

Service Class:
Net Assets	$172,072,232
Shares Outstanding	16,754,100
Net Asset Value Per Share	$10.270

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$172,251,812
Accumulated net investment loss	(220,954)
Accumulated net realized loss on investments	(9,624,897)
Net unrealized appreciation of investments and derivatives	9,750,907

TOTAL NET ASSETS	$172,156,868

See accompanying notes, which are an integral part of the financial statements.

LVIP Blended Core Equity Managed Volatility Fund–4

LVIP Blended Core Equity Managed Volatility Fund

Statement of Operations

Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME:
Dividends from unaffiliated investment companies	$17,095
Dividends from affiliated investment companies	8,132

25,227

EXPENSES:
Management fees	465,603
Distribution fees-Service Class	254,482
Accounting and administration expenses	37,205
Professional fees	14,597
Reports and statements to shareholders	13,892
Consulting fees	1,870
Trustees’ fees and expenses	1,792
Custodian fees	1,413
Pricing fees	45
Other	509

791,408
Less management fees waived	(465,603)
Less expenses reimbursed	(71,323)

Total operating expenses	254,482

NET INVESTMENT LOSS	(229,255)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Distributions from affiliated investment companies	271,258
Sale of investments in affiliated investment companies	(5,641,362)
Futures contracts	(1,358,577)

Net realized loss	(6,728,681)

Net change in unrealized appreciation (depreciation) of:
Investments in affiliated investment companies	13,134,833
Futures contracts	(861,786)

Net change in unrealized appreciation (depreciation)	12,273,047

NET REALIZED AND UNREALIZED GAIN	5,544,366

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,315,111

See accompanying notes, which are an integral part of the financial statements.

LVIP Blended Core Equity Managed Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(229,255)	$1,083,100
Net realized loss	(6,728,681)	(2,704,884)
Net change in unrealized appreciation (depreciation)	12,273,047	(3,237,292)

Net increase (decrease) in net assets resulting from operations	5,315,111	(4,859,076)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,000)
Service Class	—	(1,103,558)
Net realized gain:
Standard Class	—	(433)
Service Class	—	(688,700)

	—	(1,793,691)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	146	14,249
Service Class	45,317,040	86,153,882
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,433
Service Class	—	1,792,258

	45,317,186	87,961,822

Cost of shares redeemed:
Standard Class	(1,897)	(4,743)
Service Class	(9,463,746)	(15,007,382)

	(9,465,643)	(15,012,125)

Increase in net assets derived from capital share transactions	35,851,543	72,949,697

NET INCREASE IN NET ASSETS	41,166,654	66,296,930
NET ASSETS:
Beginning of period	130,990,214	64,693,284

End of period	$172,156,868	$130,990,214

Undistributed (accumulated) net investment income (loss)	$(220,954)	$8,301

See accompanying notes, which are an integral part of the financial statements.

LVIP Blended Core Equity Managed Volatility Fund–5

LVIP Blended Core Equity Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

LVIP Blended Core Equity Managed Volatility Fund Standard Class

	Six Months Ended 6/30/161, [2] (unaudited)		Year Ended 12/31/15	1/2/14[3] to 12/31/14
Net asset value, beginning of period	$9.913		$10.501	$10.000

Income (loss) from investment operations:
Net investment income[4]	0.002		0.139	0.258
Net realized and unrealized gain (loss)	0.371		(0.550)	0.375

Total from investment operations	0.373		(0.411)	0.633

Less dividends and distributions from:
Net investment income	—		(0.120)	(0.132)
Net realized gain	—		(0.057)	—

Total dividends and distributions	—		(0.177)	(0.132)

Net asset value, end of period	$10.286		$9.913	$10.501

Total return[5]	3.77%		(3.90% )	6.32%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$85		$83	$76
Ratio of expenses to average net assets[6]	0.00%		0.00%	0.00%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.74%		0.74%	0.88%
Ratio of net investment income to average net assets	0.04%		1.35%	2.55%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.70%	)	0.61%	1.67%
Portfolio turnover	37%		10%	6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. was added as a sub-adviser for the Fund’s volatility management overlay.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Blended Core Equity Managed Volatility Fund–6

LVIP Blended Core Equity Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

LVIP Blended Core Equity Managed Volatility Fund Service Class

	Six Months Ended 6/30/161, [2] (unaudited)		Year Ended 12/31/15	1/2/14[3] to 12/31/14
Net asset value, beginning of period	$9.914		$10.502	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.016)		0.103	0.229
Net realized and unrealized gain (loss)	0.372		(0.550)	0.368

Total from investment operations	0.356		(0.447)	0.597

Less dividends and distributions from:
Net investment income	—		(0.084)	(0.095)
Net realized gain	—		(0.057)	—

Total dividends and distributions	—		(0.141)	(0.095)

Net asset value, end of period	$10.270		$9.914	$10.502

Total return[5]	3.59%		(4.24% )	5.96%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$172,072		$130,907	$64,617
Ratio of expenses to average net assets[6]	0.35%		0.35%	0.35%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	1.09%		1.09%	1.23%
Ratio of net investment income (loss) to average net assets	(0.31%	)	1.00%	2.20%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(1.05%	)	0.26%	1.32%
Portfolio turnover	37%		10%	6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. was added as a sub-adviser for the Fund’s volatility management overlay.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Blended Core Equity Managed Volatility Fund–7

LVIP Blended Core Equity Managed Volatility Fund

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Blended Core Equity Managed Volatility Fund (formerly LVIP ClearBridge Variable Appreciation Managed Volatility Fund) (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests a significant portion of its assets in other open-end investment companies, which, in turn, invest at least 80% of their assets in equity securities. The Fund is advised by Lincoln Investment Advisors Corporation (“LIAC”). In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2016 and for all open tax years (years ended December 31, 2014–December 31, 2015), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2016, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2016.

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser(s),

LVIP Blended Core Equity Managed Volatility Fund–8

LVIP Blended Core Equity Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.64% of the average daily net assets of the Fund. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds. LIAC has contractually agreed to waive its advisory fee. The waiver amount is 0.64% of the average daily net asset of the Fund. This agreement will continue through at least April 30, 2017, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.00% of the average daily net assets for the Standard Class and 0.35% for the Service Class. This agreement will continue through at least April 30, 2017, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Effective May 1, 2016, SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for managing the Fund’s volatility management overlay. Prior to May 1, 2016, LIAC was responsible for day-to-day management of the entirety of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser(s) a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2016, fees for these administrative and legal services were as follows:

Administrative	$3,919
Legal	1,009

Lincoln Life also performs daily trading operations. The cost of these services is included in “Accounting and administration expenses” on the Statement of Operations. The Fund reimbursed Lincoln Life for the cost of these services, which amounted to $3,559 for the six months ended June 30, 2016.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $10,987 for the six months ended June 30, 2016.

The Fund offers Standard Class and Service Class shares. Pursuant to its distribution and service plan, the Fund is authorized to pay out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual distribution and/or service fee (“12b-1 Fee”) at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the 12b-1 Fee is limited to 0.35% of the average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2016, the Fund had receivables due from or liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$11,111
Distribution fees payable to LFD	48,214
Printing and mailing fees payable to Lincoln Life	356

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

At June 30, 2016, Lincoln Life owned 12.53% of the Standard Class shares of the Fund.

LVIP Blended Core Equity Managed Volatility Fund–9

LVIP Blended Core Equity Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Affiliated investment companies, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investment companies’ outstanding securities (non-LVIP Funds). Investments in companies considered to be affiliates of the Fund and corresponding investment activity for the six months ended June 30, 2016, were as follows:

	Value 12/31/15	Purchases	Sales	Net Realized Gain (Loss)	Value 6/30/16	Dividends	Capital Gain Distributions
ClearBridge® - Variable Appreciation Portfolio	$122,217,049	$22,771,416	$47,945,554	$(5,725,214)	$97,357,743	$17,095	$271,258
T. Rowe Price Capital Opportunity Fund (Investor Class)	—	61,076,642	3,911,641	83,852	64,343,640	—	—

Total	$122,217,049	$83,848,058	$51,857,195	$(5,641,362)	$161,701,383	$17,095	$271,258

3. Investments

For the six months ended June 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$83,848,058
Sales	51,857,195

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$159,985,158

Aggregate unrealized appreciation	$11,010,533
Aggregate unrealized depreciation	—

Net unrealized appreciation	$11,010,533

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2015, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$2,427,620	$537,575	$2,965,195

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Blended Core Equity Managed Volatility Fund–10

LVIP Blended Core Equity Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

Level 1
Investment Companies	$170,995,691

Futures Contracts	$(1,259,626)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/16	Year Ended 12/31/15
Shares sold:
Standard Class	14	1,439
Service Class	4,496,528	8,324,768
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	145
Service Class	—	182,093

	4,496,542	8,508,445

Shares redeemed:
Standard Class	(188)	(465)
Service Class	(947,174)	(1,455,033)

	(947,362)	(1,455,498)

Net increase	3,549,180	7,052,947

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2016 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (Futures contracts)	Net unrealized depreciation on futures contracts	$—	Net unrealized depreciation on futures contracts	$(1,259,626)

LVIP Blended Core Equity Managed Volatility Fund–11

LVIP Blended Core Equity Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(1,358,577)	$(861,786)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2016. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2016.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$3,452,189	$19,939,627

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Subsequent Events

Management has determined that no additional material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Blended Core Equity Managed Volatility Fund–12

LVIP Blended Core Equity Managed Volatility Fund

Other Fund Information (unaudited)

Approval of Subadvisory Agreement

On January 6, 2016, the Board of Trustees of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things the approval of the sub-advisory agreement with SSGA Funds Management, Inc. (“SSGA FM”) (the “Sub-Advisory Agreement”) for the Fund. The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC, The Lincoln National Life Insurance Company (“Lincoln Life”) and SSGA FM prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to approval of investment sub-advisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LIAC, Lincoln Life and SSGA FM provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including in-person presentations by representatives of SSGA FM, information about proposed sub-advisory fees and compliance and regulatory matters. The Board noted that SSGA FM provided sub-advisory services to other funds in the Trust. After reviewing the information received, the Independent Trustees requested supplemental information, and LIAC and SSGA FM provided materials in response. The Board determined that, given the totality of the information provided with respect to the Sub-Advisory Agreement, the Board had received sufficient information to approve the Sub-Advisory Agreement. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and employees of Lincoln Life, LIAC and SSGA FM to consider the approval of the Sub-Advisory Agreement.

Based upon its review, the Board concluded that it was in the best interests of the Fund that the Sub-Advisory Agreement be approved for the Fund. In considering the approval of the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Nature, Extent and Quality of Services. In considering the approval of the Sub-Advisory Agreement between LIAC and SSGA FM with respect to the Funds, the Board considered the nature, extent and quality of services to be provided by SSGA FM under the Sub-Advisory Agreement. The Board considered that SSGA FM provided sub-advisory services to other funds in the Trust and that the Board had reviewed extensive information provided by SSGA FM in connection with the annual contract renewal process most recently concluded in September 2015. The Board noted that State Street Global Advisors (“SSGA”), an affiliate of SSGA FM, has served as a consultant to LIAC with respect to the managed volatility overlay for the Fund and that LIAC proposed to delegate the responsibility of managing the Fund’s managed volatility overlay to SSGA FM as sub-adviser. The Board considered the criteria provided by LIAC in recommending SSGA FM be appointed a sub-adviser for the Fund’s managed volatility overlay, including historical modeling and noted that the Board was familiar with the managed volatility overlay services provided by SSGA as a consultant to LIAC with respect to the Fund. The Board reviewed the services to be provided by SSGA FM, the backgrounds of the investment professionals proposed to service the Fund, SSGA’s consulting work for LIAC with respect to the managed volatility overlay for the Fund and the reputation, resources and investment approach of SSGA FM. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board concluded that the services to be provided by SSGA FM were expected to be satisfactory.

Performance. With respect to performance, the Board considered that SSGA has served as a risk management consultant to LIAC with respect to the managed volatility overlay for the Fund and that the Board received quarterly performance information from LIAC and also from Morningstar, Inc. as part of the annual contract renewal process. The Board concluded that the services to be provided by SSGA FM were expected to be acceptable.

Sub-Advisory Fee and Economies of Scale. The Board reviewed the proposed sub-advisory fee schedule and noted SSGA FM’s statement that it does not sub-advise any portfolios with similar investment objectives. The Board considered that the sub-advisory fee schedule was negotiated between LIAC and SSGA FM, an unaffiliated third party and that LIAC would compensate SSGA FM from its fees. The Board concluded that the proposed sub-advisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered that the sub-advisory fee schedule was negotiated between LIAC and SSGA FM, an unaffiliated third party, and that LIAC would compensate SSGA FM from its fees. The Board reviewed materials provided by SSGA FM as to any additional benefits it receives and noted that SSGA FM indicated that it indirectly benefits from association with the Fund in the marketplace.

Overall Conclusions. Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Sub-Advisory Agreement are fair and reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the Fund.

LVIP Blended Core Equity Managed Volatility Fund–13

LVIP Blended Large Cap Growth Managed Volatility Fund (formerly LVIP UBS Large Cap Growth Managed Volatility Fund) a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2016

LVIP Blended Large Cap Growth

Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Blended Large Cap Growth Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2016 to June 30, 2016

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*
Actual
Standard Class Shares	$1,000.00	$951.00	0.75%	$3.64
Service Class Shares	1,000.00	949.80	1.00%	4.85
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.13	0.75%	$3.77
Service Class Shares	1,000.00	1,019.89	1.00%	5.02

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Blended Large Cap Growth Managed Volatility Fund–1

LVIP Blended Large Cap Growth Managed Volatility Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2016

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	91.03%
Aerospace & Defense	3.38%
Air Freight & Logistics	0.40%
Airlines	0.19%
Banks	2.04%
Beverages	2.03%
Biotechnology	4.24%
Capital Markets	0.40%
Chemicals	3.40%
Construction Materials	0.26%
Consumer Finance	1.63%
Containers & Packaging	0.49%
Diversified Financial Services	0.89%
Diversified Telecommunication Services	0.54%
Electric Utilities	1.44%
Electrical Equipment	0.30%
Energy Equipment & Services	0.38%
Food & Staples Retailing	0.53%
Food Products	0.74%
Health Care Equipment & Supplies	4.23%
Health Care Providers & Services	2.46%
Hotels, Restaurants & Leisure	1.96%
Household Durables	0.34%
Household Products	0.68%
Industrial Conglomerates	2.46%
Insurance	2.53%
Internet & Catalog Retail	4.43%
Internet Software & Services	8.18%
IT Services	4.15%
Life Sciences Tools & Services	0.18%
Machinery	0.42%
Media	2.87%
Metals & Mining	0.09%
Multi-Utilities	0.89%
Oil, Gas & Consumable Fuels	2.18%

Security Type/Sector	Percentage of Net Assets
Personal Products	1.59%
Pharmaceuticals	4.48%
Professional Services	1.35%
Real Estate Investment Trusts	1.75%
Road & Rail	1.32%
Semiconductors & Semiconductor Equipment	2.44%
Software	7.42%
Specialty Retail	4.01%
Technology Hardware, Storage & Peripherals	2.91%
Textiles, Apparel & Luxury Goods	1.74%
Tobacco	0.69%
Exchange-Traded Fund	1.11%
Money Market Fund	6.82%
Total Value of Securities	98.96%
Receivables and Other Assets Net of Liabilities	1.04%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Alphabet Class A	3.69%
Microsoft	3.54%
Amazon.com	3.47%
Facebook Class A	3.46%
Apple	2.91%
Home Depot	1.89%
salesforce.com	1.83%
Allergan	1.70%
Danaher	1.59%
Comcast Class A	1.48%
Total	25.56%

IT–Information Technology

LVIP Blended Large Cap Growth Managed Volatility Fund–2

LVIP Blended Large Cap Growth Managed Volatility Fund

Statement of Net Assets

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–91.03%
Aerospace & Defense–3.38%
Boeing	11,990	$1,557,141
General Dynamics	11,330	1,577,589
Honeywell International	82,410	9,585,931
Lockheed Martin	11,621	2,883,983
Northrop Grumman	6,840	1,520,395
†TransDigm Group	21,242	5,601,303

		22,726,342

Air Freight & Logistics–0.40%
FedEx	17,782	2,698,952

		2,698,952

Airlines–0.19%
American Airlines Group	18,110	512,694
Southwest Airlines	19,580	767,732

		1,280,426

Banks–2.04%
Bank of America	313,690	4,162,666
PNC Financial Services Group	29,470	2,398,563
†Signature Bank	16,342	2,041,443
Wells Fargo	108,050	5,114,007

		13,716,679

Beverages–2.03%
Anheuser-Busch InBev ADR	6,802	895,687
Coca-Cola	7,725	350,174
Constellation Brands Class A	7,460	1,233,884
Dr Pepper Snapple Group	20,510	1,981,881
Molson Coors Brewing Class B	15,530	1,570,549
†Monster Beverage	20,850	3,350,803
PepsiCo	40,129	4,251,266

		13,634,244

Biotechnology–4.24%
Amgen	17,973	2,734,592
†Celgene	95,148	9,384,447
Gilead Sciences	70,649	5,893,539
†Incyte	25,940	2,074,681
†Regeneron Pharmaceuticals	5,740	2,004,580
Shire ADR	10,800	1,988,064
†Vertex Pharmaceuticals	52,005	4,473,470

		28,553,373

Capital Markets–0.40%
BlackRock	2,740	938,532
Goldman Sachs Group	1,640	243,671
Invesco.	27,560	703,882
Northern Trust	12,230	810,360

		2,696,445

Chemicals–3.40%
Celanese Class A	22,600	1,479,170
Dow Chemical	45,640	2,268,764

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Chemicals (continued)
Ecolab	69,052	$8,189,567
Monsanto	10,600	1,096,146
Mosaic	19,570	512,343
Sherwin-Williams	31,757	9,326,078

		22,872,068

Construction Materials–0.26%
CRH ADR	18,390	543,976
Martin Marietta Materials	1,570	301,440
Vulcan Materials	7,560	909,922

		1,755,338

Consumer Finance–1.63%
American Express	37,250	2,263,310
Capital One Financial	21,660	1,375,627
†Santander Consumer USA Holdings	184,490	1,905,782
†Synchrony Financial	214,222	5,415,532

		10,960,251

Containers & Packaging–0.49%
Ball	12,970	937,601
†Crown Holdings	19,540	990,092
International Paper	25,860	1,095,947
†Owens-Illinois	15,150	272,851

		3,296,491

Diversified Financial Services–0.89%
Intercontinental Exchange	3,120	798,595
MSCI	3,660	282,259
S&P Global	45,603	4,891,378

		5,972,232

Diversified Telecommunication Services–0.54%
†SBA Communications Class A	33,440	3,609,514

		3,609,514

Electric Utilities–1.44%
Avangrid	17,810	820,329
Duke Energy	7,880	676,025
Edison International	16,800	1,304,856
Eversource Energy	12,930	774,507
Exelon	27,820	1,011,535
NextEra Energy	23,380	3,048,752
PG&E	25,511	1,630,663
Pinnacle West Capital	5,180	419,891

		9,686,558

Electrical Equipment–0.30%
AMETEK	25,460	1,177,016
Eaton	13,590	811,731

		1,988,747

Energy Equipment & Services–0.38%
Baker Hughes	27,450	1,238,819

LVIP Blended Large Cap Growth Managed Volatility Fund––3

LVIP Blended Large Cap Growth Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Energy Equipment & Services (continued)
Ensco Class A	17,450	$169,439
Halliburton	16,450	745,021
Tenaris ADR	13,190	380,400

		2,533,679

Food & Staples Retailing–0.53%
Costco Wholesale	12,340	1,937,874
Walgreens Boots Alliance	19,570	1,629,594

		3,567,468

Food Products–0.74%
Mondelez International	108,820	4,952,398

		4,952,398

Health Care Equipment & Supplies–4.23%
Abbott Laboratories	11,210	440,665
Baxter International	28,990	1,310,928
Becton Dickinson	8,420	1,427,948
†Boston Scientific	82,660	1,931,764
Cooper	31,309	5,371,685
†Intuitive Surgical	5,123	3,388,403
Medtronic	62,930	5,460,436
St. Jude Medical	22,570	1,760,460
Stryker	17,320	2,075,456
Zimmer Biomet Holdings	43,922	5,287,330

		28,455,075

Health Care Providers & Services–2.46%
Aetna	14,380	1,756,229
Cardinal Health	10,800	842,508
†Express Scripts Holding	57,491	4,357,818
†HCA Holdings	23,040	1,774,310
McKesson	17,410	3,249,577
UnitedHealth Group	32,470	4,584,764

		16,565,206

Hotels, Restaurants & Leisure–1.96%
†Chipotle Mexican Grill	4,242	1,708,508
Las Vegas Sands	13,330	579,722
McDonald’s	8,206	987,510
Starbucks	171,374	9,788,883
Wyndham Worldwide	1,763	125,578

		13,190,201

Household Durables–0.34%
†Mohawk Industries	12,010	2,279,018

		2,279,018

Household Products–0.68%
Colgate-Palmolive	62,380	4,566,216

		4,566,216

Industrial Conglomerates–2.46%
3M	14,623	2,560,780

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Industrial Conglomerates (continued)
Danaher	105,815	$10,687,315
General Electric	104,010	3,274,235

		16,522,330

Insurance–2.53%
Allstate	14,000	979,300
American International Group	68,520	3,624,023
Chubb	5,800	758,118
Hartford Financial Services Group	42,100	1,868,398
Marsh & McLennan	69,434	4,753,452
MetLife	16,360	651,619
Principal Financial Group	20,020	823,022
Prudential Financial	16,540	1,179,964
XL Group	71,460	2,380,333

		17,018,229

Internet & Catalog Retail–4.43%
†Amazon.com	32,566	23,304,881
Expedia	13,651	1,451,101
†TripAdvisor	78,404	5,041,377

		29,797,359

Internet Software & Services–8.18%
†Alphabet Class A	35,304	24,837,423
†Alphabet Class C	9,988	6,912,695
†Facebook Class A	203,662	23,274,493

		55,024,611

IT Services–4.15%
Accenture Class A	16,476	1,866,566
†Alliance Data Systems	7,102	1,391,424
Automatic Data Processing	16,980	1,559,953
†Cognizant Technology Solutions Class A	119,824	6,858,726
Global Payments	32,710	2,334,840
MasterCard Class A	53,470	4,708,568
Visa Class A	124,217	9,213,175

		27,933,252

Life Sciences Tools & Services–0.18%
Thermo Fisher Scientific	8,160	1,205,722

		1,205,722

Machinery–0.42%
Illinois Tool Works	19,090	1,988,414
Pentair	14,690	856,280

		2,844,694

Media–2.87%
†Charter Communications Class A	18,215	4,164,767
Comcast Class A	152,610	9,948,646
Interpublic Group	55,020	1,270,962
Twenty-First Century Fox Class A	145,630	3,939,291

		19,323,666

LVIP Blended Large Cap Growth Managed Volatility Fund––4

LVIP Blended Large Cap Growth Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Metals & Mining–0.09%
Nucor	11,780	$582,050

		582,050

Multi-Utilities–0.89%
Ameren	12,810	686,360
Dominion Resources	37,210	2,899,775
DTE Energy	3,510	347,911
Public Service Enterprise Group	5,428	252,999
Sempra Energy	15,730	1,793,535

		5,980,580

Oil, Gas & Consumable Fuels–2.18%
Anadarko Petroleum	10,650	567,113
†Cheniere Energy	7,910	297,021
Chevron	7,420	777,839
†Concho Resources	5,125	611,259
ConocoPhillips	18,060	787,416
Hess	13,780	828,178
Marathon Petroleum	28,440	1,079,582
†Newfield Exploration	18,891	834,604
ONEOK	8,088	383,776
Pioneer Natural Resources	31,070	4,698,095
TransCanada	72,520	3,279,354
Valero Energy	10,550	538,050

		14,682,287

Personal Products–1.59%
Coty Class A	48,570	1,262,334
Estee Lauder Class A	103,567	9,426,668

		10,689,002

Pharmaceuticals–4.48%
†Allergan	49,611	11,464,606
AstraZeneca ADR	54,310	1,639,619
Bristol-Myers Squibb	54,250	3,990,087
†Catalent	99,044	2,277,021
Eli Lilly & Co	11,960	941,850
Johnson & Johnson	24,060	2,918,478
Merck & Co	62,480	3,599,473
†Mylan	21,450	927,498
Perrigo	26,437	2,397,043

		30,155,675

Professional Services–1.35%
Equifax	13,770	1,768,068
†IHS Class A	1,700	196,537
Nielsen Holdings	38,740	2,013,318
†Verisk Analytics Class A	62,634	5,078,365

		9,056,288

Real Estate Investment Trusts–1.75%
American Tower	31,460	3,574,170
AvalonBay Communities	7,530	1,358,337
Crown Castle International	18,100	1,835,883

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
Equinix	2,960	$1,147,681
Public Storage	4,210	1,076,034
Regency Centers	7,850	657,281
Simon Property Group	9,815	2,128,873

		11,778,259

Road & Rail–1.32%
Canadian Pacific Railway	47,504	6,118,040
CSX	16,820	438,666
JB Hunt Transport Services	16,590	1,342,629
Kansas City Southern	5,830	525,225
Norfolk Southern	5,140	437,568

		8,862,128

Semiconductors & Semiconductor Equipment–2.44%
Applied Materials	20,770	497,857
Broadcom	62,611	9,729,749
Lam Research	7,750	651,465
Linear Technology	28,100	1,307,493
Microchip Technology	21,560	1,094,386
NVIDIA	49,623	2,332,777
†NXP Semiconductors	3,990	312,577
Skyworks Solutions	8,050	509,404

		16,435,708

Software–7.42%
†Adobe Systems	14,010	1,342,018
†Atlassian	97,300	2,520,070
†Electronic Arts	28,755	2,178,479
Microsoft	465,365	23,812,727
†salesforce.com	154,911	12,301,482
†ServiceNow	109,469	7,268,742
SS&C Technologies Holdings	17,920	503,194

		49,926,712

Specialty Retail–4.01%
Advance Auto Parts	20,220	3,268,158
Home Depot	99,356	12,686,768
L Brands	9,230	619,610
Ross Stores	5,770	327,101
Signet Jewelers	7,210	594,176
TJX	122,906	9,492,030

		26,987,843

Technology Hardware, Storage & Peripherals–2.91%
Apple	204,821	19,580,888

		19,580,888

Textiles, Apparel & Luxury Goods–1.74%
NIKE Class B	121,897	6,728,714
†Under Armour Class A	56,067	2,249,969
†Under Armour Class C	56,465	2,055,325

LVIP Blended Large Cap Growth Managed Volatility Fund––5

LVIP Blended Large Cap Growth Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods (continued)
VF	11,310	$695,452

		11,729,460

Tobacco–0.69%
Altria Group	66,939	4,616,113

		4,616,113

Total Common Stock (Cost $494,196,242)		612,289,777

	Number of Shares	Value (U.S. $)

EXCHANGE-TRADED FUND–1.11%
SPDR® S&P 500 ETF Trust	35,600	$7,459,268

Total Exchange-Traded Fund (Cost $6,902,346)		7,459,268

MONEY MARKET FUND–6.82%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	45,851,964	45,851,964

Total Money Market Fund (Cost $45,851,964)		45,851,964

TOTAL VALUE OF SECURITIES–98.96% (Cost $546,950,552)	665,601,009
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.04%	6,971,477

NET ASSETS APPLICABLE TO 22,684,596 SHARES OUTSTANDING–100.00%	$672,572,486

NET ASSET VALUE PER SHARE–LVIP BLENDED LARGE CAP GROWTH MANAGED VOLATILITY FUND STANDARD CLASS ($241,136,432 / 8,036,079 Shares)	$30.007

NET ASSET VALUE PER SHARE–LVIP BLENDED LARGE CAP GROWTH MANAGED VOLATILITY FUND SERVICE CLASS ($431,436,054 / 14,648,517 Shares)	$29.453

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$575,299,439
Undistributed net investment income	821,668
Accumulated net realized loss	(17,455,876)
Net unrealized appreciation of investments, foreign currencies and derivatives	113,907,255

Total net assets	$672,572,486

†	Non-income producing for the period.

«

Includes $9,231,247 cash collateral held at broker for futures contracts, $455,484 due to manager and affiliates, $5,565,724 payable for securities purchased and $76,567 payable for fund shares redeemed as of June 30, 2016.

Summary of Abbreviations:

ADR–American Depositary Receipt

IT–Information Technology

SPDR–Standard & Poor’s Depositary Receipt

The following futures contracts were outstanding at June 30, 2016:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(1,482) E-mini S&P 500 Index	$(150,143,033)	$(154,883,820)	9/19/16	$(4,740,787)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements”.

See accompanying notes, which are an integral part of the financial statements.

LVIP Blended Large Cap Growth Managed Volatility Fund–6

LVIP Blended Large Cap Growth Managed Volatility Fund

Statement of Operations

Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME:
Dividends	$3,749,944
Foreign tax withheld	(16,309)

3,733,635

EXPENSES:
Management fees	2,378,193
Distribution fees-Service Class	498,015
Accounting and administration expenses	157,678
Reports and statements to shareholders	152,832
Professional fees	20,313
Trustees’ fees and expenses	8,421
Custodian fees	4,724
Consulting fees	2,041
Pricing fees	221
Other	2,780

3,225,218
Less management fees waived	(313,251)

Total operating expenses	2,911,967

NET INVESTMENT INCOME	821,668

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	10,116,368
Foreign currencies	4,194
Foreign currency exchange contracts	(304)
Futures contracts	(5,446,947)

Net realized gain	4,673,311

Net change in unrealized appreciation (depreciation) of:
Investments	(32,357,414)
Foreign currencies	(2,453)
Futures contracts	(5,008,665)

Net change in unrealized appreciation (depreciation)	(37,368,532)

NET REALIZED AND UNREALIZED LOSS	(32,695,221)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(31,873,553)

See accompanying notes, which are an integral part of the financial statements.

LVIP Blended Large Cap Growth Managed Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$821,668	$(568,826)
Net realized gain (loss)	4,673,311	(16,721,342)
Net change in unrealized appreciation (depreciation)	(37,368,532)	23,818,868

Net increase (decrease) in net assets resulting from operations	(31,873,553)	6,528,700

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,727,410	3,629,190
Service Class	87,391,575	168,966,935

	90,118,985	172,596,125

Cost of shares redeemed:
Standard Class	(15,297,173)	(35,293,298)
Service Class	(23,063,836)	(35,727,092)

	(38,361,009)	(71,020,390)

Increase in net assets derived from capital share transactions	51,757,976	101,575,735

NET INCREASE IN NET ASSETS	19,884,423	108,104,435
NET ASSETS:
Beginning of period	652,688,063	544,583,628

End of period	$672,572,486	$652,688,063

Undistributed net investment income	$821,668	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP Blended Large Cap Growth Managed Volatility Fund–7

LVIP Blended Large Cap Growth Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Blended Large Cap Growth Managed Volatility Fund Standard Class
	Six Months Ended 6/30/16[1,2,3] (unaudited)	12/31/15		12/31/14		Year Ended 12/31/13		12/31/12[4]	12/31/11
Net asset value, beginning of period	$31.553	$31.136		$29.555		$23.551		$20.234	$21.503

Income (loss) from investment operations:

Net investment income (loss)[5]	0.061	0.011		0.006		(0.024)		0.118	0.128
Net realized and unrealized gain (loss)	(1.607)	0.406		1.575		6.028		3.199	(1.350)

Total from investment operations	(1.546)	0.417		1.581		6.004		3.317	(1.222)

Less dividends and distributions from:

Net investment income	—	—		—		—		—	(0.047)

Total dividends and distributions	—	—		—		—		—	(0.047)

Net asset value, end of period	$30.007	$31.553		$31.136		$29.555		$23.551	$20.234

Total return[6]	(4.90% )	1.34%		5.35%		25.49%		16.39%	(5.69% )

Ratios and supplemental data:

Net assets, end of period (000 omitted)	$241,136	$266,788		$294,661		$309,717		$277,091	$274,479
Ratio of expenses to average net assets	0.75%	0.72%		0.72%		0.74%		0.75%	0.76%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.85%	0.83%		0.83%		0.85%		0.84%	0.84%
Ratio of net investment income (loss) to average net assets	0.41%	0.04%		0.02%		(0.09%	)	0.52%	0.60%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.31%	(0.07%	)	(0.09%	)	(0.20%	)	0.43%	0.52%
Portfolio turnover	62%	57%		58%		48%		122%	89%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. was added as a sub-adviser for the Fund’s volatility management overlay.

[3]	Effective February 8, 2016, Wellington Management Company LLP was added as a sub-adviser to the Fund.

[4]	Commencing close of business on September 21, 2012, UBS Asset Management (Americas) Inc. replaced Janus Capital Management LLC, as the Fund’s sub-adviser.

[5]	The average shares outstanding method has been applied for per share information.

[6]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Blended Large Cap Growth Managed Volatility Fund–8

LVIP Blended Large Cap Growth Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Blended Large Cap Growth Managed Volatility Fund Service Class
	Six Months Ended 6/30/16[1,2,3] (unaudited)	12/31/15		12/31/14		Year Ended 12/31/13		12/31/12[4]	12/31/11
Net asset value, beginning of period	$31.009	$30.675		$29.190		$23.318		$20.084	$21.348

Income (loss) from investment operations:

Net investment income (loss)[5]	0.023	(0.066)		(0.068)		(0.089)		0.060	0.075
Net realized and unrealized gain (loss)	(1.579)	0.400		1.553		5.961		3.174	(1.339)

Total from investment operations	(1.556)	0.334		1.485		5.872		3.234	(1.264)

Net asset value, end of period	$29.453	$31.009		$30.675		$29.190		$23.318	$20.084

Total return[6]	(5.02% )	1.09%		5.09%		25.18%		16.10%	(5.92% )

Ratios and supplemental data:

Net assets, end of period (000 omitted)	$431,436	$385,900		$249,923		$169,959		$64,140	$51,548
Ratio of expenses to average net assets	1.00%	0.97%		0.97%		0.99%		1.00%	1.01%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.10%	1.08%		1.08%		1.10%		1.09%	1.09%
Ratio of net investment income (loss) to average net assets	0.16%	(0.21%	)	(0.23%	)	(0.34%	)	0.27%	0.35%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.06%	(0.32%	)	(0.34%	)	(0.45%	)	0.18%	0.27%
Portfolio turnover	62%	57%		58%		48%		122%	89%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. was added as a sub-adviser for the Fund’s volatility management overlay.

[3]	Effective February 8, 2016, Wellington Management Company LLP was added as a sub-adviser to the Fund.

[4]	Commencing close of business on September 21, 2012, UBS Asset Management (Americas) Inc. replaced Janus Capital Management LLC, as the Fund’s sub-adviser.

[5]	The average shares outstanding method has been applied for per share information.

[6]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Blended Large Cap Growth Managed Volatility Fund–9

LVIP Blended Large Cap Growth Managed Volatility Fund

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Blended Large Cap Growth Managed Volatility Fund (formerly, LVIP UBS Large Cap Growth Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek long-term growth of capital in a manner consistent with the preservation of capital.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities and exchange-traded funds (“ETFs”) except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Equity securities or ETFs listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2016 and for all open tax years (years ended December 31, 2012–December 31, 2015), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2016, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not separate that portion of realized gains and losses on investments resulting from changes in foreign exchange rates from that which is due to changes in market prices. Both types of changes in gain (loss) are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP Blended Large Cap Growth Managed Volatility Fund–10

LVIP Blended Large Cap Growth Managed Volatility Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $21,440 for the six months ended June 30, 2016. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2016.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisers, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $500 million of the Fund’s average daily net assets and 0.70% of the Fund’s average daily net assets in excess of $500 million. Effective May 1, 2016, LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.12% on the first $100 million of the Fund’s average daily net assets and 0.07% of the Fund’s average daily net assets in excess of $100 million. This agreement will continue through at least April 30, 2017, and cannot be terminated before that date without the mutual agreement of the Board and LIAC. Prior to May 1, 2016, the waiver amount was 0.15% on the first $100 million of the Fund’s average daily net assets and 0.10% of the Fund’s average daily net assets in excess of $100 million.

UBS Asset Management (Americas) Inc. (“UBS”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays UBS a fee based on UBS’s managed portion of the Fund’s average daily net assets.

Effective February 8, 2016, Wellington Management Company LLP (“Wellington”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays Wellington a fee based on Wellington’s managed portion of the Fund’s average daily net assets.

Effective May 1, 2016, SSGA Funds Management, Inc. (“SSGA”), is responsible for the day-to-day management of the Fund’s volatility management overlay. Prior to May 1, 2016, LIAC was responsible for the day-to-day management of the Fund’s volatility management overlay. For these services, LIAC, not the Fund, pays SSGA a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administrative expenses” on the Statement of Operations. For the six months ended June 30, 2016, costs for these administrative and legal services were as follows:

Administrative	$16,841
Legal	4,632

Lincoln Life also performs daily trading operations. The cost of these services is included in “Accounting and administrative expenses” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $12,980 for the six months ended June 30, 2016.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $119,721 for the six months ended June 30, 2016.

LVIP Blended Large Cap Growth Managed Volatility Fund–11

LVIP Blended Large Cap Growth Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

The Fund offers Standard Class and Service Class shares. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual distribution and/or service fee (“12b-1 Fee”) at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the 12b-1 Fee is limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2016, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$365,303
Distribution fees payable to LFD	88,320
Printing and mailing fees payable to Lincoln Life	1,861

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$370,663,528
Sales	554,840,593

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$546,950,552

Aggregate unrealized appreciation	$131,054,329
Aggregate unrealized depreciation	(12,403,872)

Net unrealized appreciation	$118,650,457

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

As of December 31, 2015, the Fund had the following capital loss carryforwards for federal income tax purposes:

Pre-Enactment Short-Term Capital Losses Expiring	Post-Enactment Losses (No Expiration)*
2017	Short-Term	Long-Term	Total
$6,459,439	$15,230,867	$—	$21,690,306

*Capital Loss Carryovers with no expiration must be utilized first.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable

LVIP Blended Large Cap Growth Managed Volatility Fund–12

LVIP Blended Large Cap Growth Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

Level 1
Common Stock	$612,289,777
Exchange-Traded Fund	7,459,268
Money Market Fund	45,851,964

Total	$665,601,009

Futures Contracts	$(4,740,787)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/16	Year Ended 12/31/15
Shares sold:
Standard Class	90,860	115,473
Service Class	2,984,920	5,454,283

	3,075,780	5,569,756

Shares redeemed:
Standard Class	(509,933)	(1,124,021)
Service Class	(781,183)	(1,156,836)

	(1,291,116)	(2,280,857)

Net increase	1,784,664	3,288,899

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it owns that are denominated in foreign currencies. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2016.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short

LVIP Blended Large Cap Growth Managed Volatility Fund–13

LVIP Blended Large Cap Growth Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2016 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(4,740,787)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Foreign currency exchange contracts)	Net realized gain from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(304)	$—
Equity contracts (Futures contracts)	Net realized loss from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(5,446,947)	(5,008,665)

Total		$(5,447,251)	$(5,008,665)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2016. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2016.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$16,677,464	$101,951,466

6. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

LVIP Blended Large Cap Growth Managed Volatility Fund–14

LVIP Blended Large Cap Growth Managed Volatility Fund

Notes to Financial Statements (continued)

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Blended Large Cap Growth Managed Volatility Fund–15

LVIP Blended Large Cap Growth Managed Volatility Fund

Other Fund Information (unaudited)

Approval of Subadvisory Agreement

On January 6, 2016, the Board of Trustees of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things the approval of the sub-advisory agreement with SSGA Funds Management, Inc. (“SSGA FM”) (the “Sub-Advisory Agreement”) for the Fund. The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC, The Lincoln National Life Insurance Company (“Lincoln Life”) and SSGA FM prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to approval of investment sub-advisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LIAC, Lincoln Life and SSGA FM provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including in-person presentations by representatives of SSGA FM, information about proposed sub-advisory fees and compliance and regulatory matters. The Board noted that SSGA FM provided sub-advisory services to other funds in the Trust. After reviewing the information received, the Independent Trustees requested supplemental information, and LIAC and SSGA FM provided materials in response. The Board determined that, given the totality of the information provided with respect to the Sub-Advisory Agreement, the Board had received sufficient information to approve the Sub-Advisory Agreement. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and employees of Lincoln Life, LIAC and SSGA FM to consider the approval of the Sub-Advisory Agreement.

Based upon its review, the Board concluded that it was in the best interests of the Fund that the Sub-Advisory Agreement be approved for the Fund. In considering the approval of the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Nature, Extent and Quality of Services. In considering the approval of the Sub-Advisory Agreement between LIAC and SSGA FM with respect to the Funds, the Board considered the nature, extent and quality of services to be provided by SSGA FM under the Sub-Advisory Agreement. The Board considered that SSGA FM provided sub-advisory services to other funds in the Trust and that the Board had reviewed extensive information provided by SSGA FM in connection with the annual contract renewal process most recently concluded in September 2015. The Board noted that State Street Global Advisors (“SSGA”), an affiliate of SSGA FM, has served as a consultant to LIAC with respect to the managed volatility overlay for the Fund and that LIAC proposed to delegate the responsibility of managing the Fund’s managed volatility overlay to SSGA FM as sub-adviser. The Board considered the criteria provided by LIAC in recommending SSGA FM be appointed a sub-adviser for the Fund’s managed volatility overlay, including historical modeling and noted that the Board was familiar with the managed volatility overlay services provided by SSGA as a consultant to LIAC with respect to the Fund. The Board reviewed the services to be provided by SSGA FM, the backgrounds of the investment professionals proposed to service the Fund, SSGA’s consulting work for LIAC with respect to the managed volatility overlay for the Fund and the reputation, resources and investment approach of SSGA FM. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board concluded that the services to be provided by SSGA FM were expected to be satisfactory.

Performance. With respect to performance, the Board considered that SSGA has served as a risk management consultant to LIAC with respect to the managed volatility overlay for the Fund and that the Board received quarterly performance information from LIAC and also from Morningstar, Inc. as part of the annual contract renewal process. The Board concluded that the services to be provided by SSGA FM were expected to be acceptable.

Sub-Advisory Fee and Economies of Scale. The Board reviewed the proposed sub-advisory fee schedule and noted SSGA FM’s statement that it does not sub-advise any portfolios with similar investment objectives. The Board considered that the sub-advisory fee schedule was negotiated between LIAC and SSGA FM, an unaffiliated third party and that LIAC would compensate SSGA FM from its fees. The Board concluded that the proposed sub-advisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered that the sub-advisory fee schedule was negotiated between LIAC and SSGA FM, an unaffiliated third party, and that LIAC would compensate SSGA FM from its fees. The Board reviewed materials provided by SSGA FM as to any additional benefits it receives and noted that SSGA FM indicated that it indirectly benefits from association with the Fund in the marketplace.

Overall Conclusions. Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Sub-Advisory Agreement are fair and reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the Fund.

LVIP Blended Large Cap Growth Managed Volatility Fund–16

LVIP Blended Mid Cap Managed Volatility Fund (formerly LVIP Ivy Mid Cap Growth Managed Volatility Fund) a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2016

LVIP Blended Mid Cap Managed

Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Blended Mid Cap Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2016 to June 30, 2016

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled, “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*

Actual
Standard Class Shares	$1,000.00	$988.50	0.80%	$3.96
Service Class Shares	1,000.00	987.20	1.05%	5.19

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.89	0.80%	$4.02
Service Class Shares	1,000.00	1,019.64	1.05%	5.27

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Blended Mid Cap Managed Volatility Fund–1

LVIP Blended Mid Cap Managed Volatility Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2016

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	95.64%
Aerospace & Defense	0.68%
Air Freight & Logistics	1.13%
Airlines	1.13%
Auto Components	0.84%
Automobiles	0.28%
Banks	2.09%
Beverages	1.07%
Biotechnology	3.48%
Building Products	1.97%
Capital Markets	2.23%
Chemicals	2.11%
Commercial Services & Supplies	0.87%
Communications Equipment	1.47%
Construction & Engineering	0.09%
Construction Materials	0.38%
Containers & Packaging	0.51%
Diversified Consumer Services	0.28%
Diversified Financial Services	2.64%
Diversified Telecommunication Services	0.46%
Electrical Equipment	0.96%
Electronic Equipment, Instruments & Components	1.61%
Energy Equipment & Services	0.05%
Food & Staples Retailing	1.11%
Food Products	4.28%
Gas Utilities	0.17%
Health Care Equipment & Supplies	4.88%
Health Care Providers & Services	3.71%
Health Care Technology	0.50%
Hotels, Restaurants & Leisure	2.66%
Household Durables	1.94%
Household Products	0.32%
Industrial Conglomerates	0.25%
Insurance	1.76%
Internet & Catalog Retail	0.96%
Internet Software & Services	4.06%
IT Services	2.84%
Leisure Products	1.98%
Life Sciences Tools & Services	0.69%
Machinery	2.82%
Marine	0.09%
Media	0.38%

Metals & Mining	0.30%
Multiline Retail	0.73%
Multi-Utilities	0.12%
Oil, Gas & Consumable Fuels	3.27%
Pharmaceuticals	2.22%
Professional Services	2.10%
Real Estate Investment Trusts	1.70%
Real Estate Management & Development	0.16%
Road & Rail	0.74%
Semiconductors & Semiconductor Equipment	2.87%
Software	7.60%
Specialty Retail	7.22%
Textiles, Apparel & Luxury Goods	2.92%
Trading Companies & Distributors	1.76%
Wireless Telecommunication Services	0.20%
Master Limited Partnerships	0.40%
Money Market Fund	3.50%
Options Purchased	0.01%
Total Value of Securities	99.55%
Options Written	(0.01%	)
Receivables and Other Assets Net of Liabilities	0.46%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Intuitive Surgical	1.87%
Zoetis	1.74%
Fastenal	1.66%
Mead Johnson Nutrition	1.63%
Electronic Arts	1.58%
CoStar Group	1.52%
Microchip Technology	1.40%
Tractor Supply	1.35%
Northern Trust	1.34%
Fortune Brands Home & Security	1.26%
Total	15.34%

IT-Information Technology

LVIP Blended Mid Cap Managed Volatility Fund–2

LVIP Blended Mid Cap Managed Volatility Fund

Statement of Net Assets

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–95.64%
Aerospace & Defense–0.68%
†DigitalGlobe	10,600	$226,734
Rockwell Collins	6,700	570,438
Textron	16,900	617,864
†TransDigm Group	3,600	949,284

		2,364,320

Air Freight & Logistics–1.13%
CH Robinson Worldwide	4,000	297,000
Expeditors International of Washington	74,654	3,661,032

		3,958,032

Airlines–1.13%
Alaska Air Group	11,700	681,993
Allegiant Travel	1,700	257,550
Copa Holdings Class A	4,000	209,040
Southwest Airlines	38,600	1,513,506
†Spirit Airlines	5,800	260,246
†United Continental Holdings	24,900	1,021,896

		3,944,231

Auto Components–0.84%
BorgWarner	89,870	2,652,962
Delphi Automotive	4,200	262,920

		2,915,882

Automobiles–0.28%
Ferrari	6,900	282,417
Harley-Davidson	4,000	181,200
†Tesla Motors	2,400	509,472

		973,089

Banks–2.09%
BankUnited	13,100	402,432
Fifth Third Bancorp	17,200	302,548
First Republic Bank	42,192	2,953,018
†Signature Bank	21,311	2,662,170
†SVB Financial Group	6,300	599,508
Webster Financial	11,585	393,311

		7,312,987

Beverages–1.07%
Brown-Forman Class B	7,900	788,104
Constellation Brands Class A	8,000	1,323,200
Dr Pepper Snapple Group	5,300	512,139
†Monster Beverage	6,900	1,108,899

		3,732,342

Biotechnology–3.48%
†ACADIA Pharmaceuticals	51,564	1,673,767
†Agios Pharmaceuticals	3,500	146,632
†Alkermes	60,339	2,607,852
†Alnylam Pharmaceuticals	4,800	266,352
†BioMarin Pharmaceutical	36,287	2,823,129

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Bluebird Bio	1,400	$60,606
†Clovis Oncology	1,700	23,324
†Incyte	10,800	863,784
†Intercept Pharmaceuticals	1,300	185,484
†Ironwood Pharmaceuticals	14,700	192,203
†Medivation	28,121	1,695,696
†Neurocrine Biosciences	5,300	240,885
†Puma Biotechnology	1,600	47,664
†Seattle Genetics	8,200	331,362
†Ultragenyx Pharmaceutical	2,700	132,057
†United Therapeutics	3,400	360,128
†Vertex Pharmaceuticals	5,800	498,916

		12,149,841

Building Products–1.97%
Allegion	13,500	937,305
AO Smith	17,460	1,538,400
Fortune Brands Home & Security	76,171	4,415,633

		6,891,338

Capital Markets–2.23%
†E*TRADE Financial	25,800	606,042
Financial Engines	6,000	155,220
Invesco	7,200	183,888
Lazard Class A	20,500	610,490
Northern Trust	70,832	4,693,328
State Street	9,600	517,632
TD Ameritrade Holding	28,100	800,147
WisdomTree Investments	22,900	224,191

		7,790,938

Chemicals–2.11%
Air Products & Chemicals	3,800	539,752
Ashland	6,700	768,959
Celanese Class A	14,500	949,025
CF Industries Holdings	14,000	337,400
NewMarket	1,000	414,380
PolyOne	8,000	281,920
RPM International	17,900	894,105
Scotts Miracle-Gro Class A	28,502	1,992,575
Sherwin-Williams	4,100	1,204,047

		7,382,163

Commercial Services & Supplies–0.87%
†Copart	10,200	499,902
KAR Auction Services	15,700	655,318
Ritchie Bros Auctioneers	15,300	516,834
Rollins	21,600	632,232
†Stericycle	2,300	239,476
Waste Connections	6,700	482,735

		3,026,497

LVIP Blended Mid Cap Managed Volatility Fund–3

LVIP Blended Mid Cap Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Communications Equipment–1.47%
†F5 Networks	3,600	$409,824
Harris	44,474	3,710,911
Motorola Solutions	4,100	270,477
†Palo Alto Networks	6,200	760,368

		5,151,580

Construction & Engineering–0.09%
Valmont Industries	2,300	311,121

		311,121

Construction Materials–0.38%
Eagle Materials	3,700	285,455
Vulcan Materials	8,600	1,035,096

		1,320,551

Containers & Packaging–0.51%
Ball	15,200	1,098,808
Sealed Air	14,700	675,759

		1,774,567

Diversified Consumer Services–0.28%
Service International	29,700	803,088
Sotheby’s	6,200	169,880

		972,968

Diversified Financial Services–2.64%
CBOE Holdings	13,800	919,356
CME Group	43,273	4,214,790
FactSet Research Systems	1,800	290,556
Intercontinental Exchange	4,200	1,075,032
†Markit	9,800	319,480
Moody’s	9,400	880,874
MSCI	6,000	462,720
S&P Global	9,800	1,051,148

		9,213,956

Diversified Telecommunication Services–0.46%
†SBA Communications Class A	15,000	1,619,100

		1,619,100

Electrical Equipment–0.96%
AMETEK	10,000	462,300
†Generac Holdings	49,942	1,745,972
Hubbell	2,900	305,863
†Sensata Technologies Holding	23,900	833,871

		3,348,006

Electronic Equipment, Instruments & Components–1.61%
Amphenol Class A	24,000	1,375,920
Cognex	8,500	366,350
†IPG Photonics	4,100	328,000
†Keysight Technologies	7,500	218,175
†Trimble Navigation	137,482	3,349,062

		5,637,507

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Energy Equipment & Services–0.05%
Oceaneering International	5,600	$167,216

		167,216

Food & Staples Retailing–1.11%
PriceSmart	2,800	261,996
†Sprouts Farmers Market	11,300	258,770
Whole Foods Market	104,830	3,356,657

		3,877,423

Food Products–4.28%
†Blue Buffalo Pet Products	84,635	1,975,381
Flowers Foods	22,900	429,375
†Hain Celestial Group	80,863	4,022,934
Hershey	10,000	1,134,900
JM Smucker	2,100	320,061
McCormick & Co	9,200	981,364
Mead Johnson Nutrition	62,575	5,678,681
†WhiteWave Foods	8,400	394,296

		14,936,992

Gas Utilities–0.17%
Atmos Energy	7,500	609,900

		609,900

Health Care Equipment & Supplies–4.88%
†Align Technology	39,496	3,181,403
Cooper	4,200	720,594
DENTSPLY SIRONA	16,052	995,866
†Edwards Lifesciences	30,636	3,055,328
†Hologic	20,100	695,460
†IDEXX Laboratories	9,800	910,028
†Intuitive Surgical	9,868	6,526,794
Teleflex	3,400	602,854
West Pharmaceutical Services	4,800	364,224

		17,052,551

Health Care Providers & Services–3.71%
†Acadia Healthcare	34,587	1,916,120
AmerisourceBergen	15,100	1,197,732
†Centene	8,300	592,371
†DaVita HealthCare Partners	7,100	548,972
†Diplomat Pharmacy	36,891	1,291,185
†Envision Healthcare Holdings	15,900	403,383
†Henry Schein	14,077	2,488,814
Humana	2,600	467,688
†Laboratory Corp of America Holdings	19,571	2,549,514
†MEDNAX	6,200	449,066
†Team Health Holdings	4,300	174,881
Universal Health Services Class B	3,000	402,300
†WellCare Health Plans	4,600	493,488

		12,975,514

Health Care Technology–0.50%
†athenahealth	1,900	262,219

LVIP Blended Mid Cap Managed Volatility Fund–4

LVIP Blended Mid Cap Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Technology (continued)
†Cerner	9,800	$574,280
†Medidata Solutions	6,400	299,968
†Veeva Systems Class A	17,500	597,100

		1,733,567

Hotels, Restaurants & Leisure–2.66%
Bloomin’ Brands	11,500	205,505
Brinker International	8,100	368,793
†Chipotle Mexican Grill	1,400	563,864
Choice Hotels International	9,100	433,342
Dunkin’ Brands Group	83,853	3,657,668
Extended Stay America	20,500	306,475
Hilton Worldwide Holdings	22,000	495,660
Marriott International Class A	12,000	797,520
†MGM Resorts International	28,400	642,692
†Norwegian Cruise Line Holdings	9,772	389,316
†Panera Bread Class A	1,400	296,716
Papa John’s International	5,800	394,400
Royal Caribbean Cruises	6,400	429,760
Wynn Resorts	3,300	299,112

		9,280,823

Household Durables–1.94%
DR Horton	89,734	2,824,826
Harman International Industries	7,700	553,014
†Mohawk Industries	3,200	607,232
Newell Brands	14,200	689,694
†NVR	350	623,119
PulteGroup	16,200	315,738
†Tempur Sealy International	6,900	381,708
†Toll Brothers	11,400	306,774
Whirlpool	2,900	483,256

		6,785,361

Household Products–0.32%
Church & Dwight	8,000	823,120
Clorox	2,200	304,458

		1,127,578

Industrial Conglomerates–0.25%
Roper Technologies	5,200	886,912

		886,912

Insurance–1.76%
Aon	13,000	1,419,990
FNF Group	27,700	1,038,750
Progressive	13,000	435,500
Willis Towers Watson	26,048	3,238,027

		6,132,267

Internet & Catalog Retail–0.96%
†Ctrip.com International ADR	13,000	535,600
†Liberty Interactive Corp QVC Group Class A	10,500	266,385

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet & Catalog Retail (continued)
†TripAdvisor	31,181	$2,004,938
†Vipshop Holdings ADR	27,200	303,824
†Wayfair Class A	6,400	249,600

		3,360,347

Internet Software & Services–4.06%
†Akamai Technologies	29,186	1,632,373
†CoStar Group	24,245	5,301,412
†GrubHub	70,663	2,195,499
†Match Group	20,500	309,037
MercadoLibre	2,700	379,809
†Pandora Media	220,357	2,743,445
†Twitter	15,800	267,178
†VeriSign	11,900	1,028,874
†Zillow Group	8,600	315,190

		14,172,817

IT Services–2.84%
†Alliance Data Systems	3,400	666,128
†Black Knight Financial Services Class A	19,800	744,480
Booz Allen Hamilton Holding	15,100	447,564
†CoreLogic	17,500	673,400
†EPAM Systems	3,900	250,809
Fidelity National Information Services	14,500	1,068,360
†Fiserv	13,700	1,489,601
†Gartner	9,400	915,654
†Genpact	11,200	300,608
Global Payments	10,200	728,076
Paychex	6,900	410,550
Sabre	29,500	790,305
†Vantiv Class A	19,100	1,081,060
†WEX	3,800	336,946

		9,903,541

Leisure Products–1.98%
Mattel	117,797	3,685,868
Polaris Industries	39,676	3,243,910

		6,929,778

Life Sciences Tools & Services–0.69%
Agilent Technologies	12,500	554,500
Bruker	11,900	270,606
†Illumina	2,400	336,912
†Mettler-Toledo International	2,200	802,824
†Quintiles Transnational Holdings	6,700	437,644

		2,402,486

Machinery–2.82%
CLARCOR	4,200	255,486
†Colfax	7,400	195,804
Donaldson	13,500	463,860
Flowserve	10,000	451,700

LVIP Blended Mid Cap Managed Volatility Fund–5

LVIP Blended Mid Cap Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
Graco	10,100	$797,799
IDEX	36,310	2,981,051
†Middleby	4,600	530,150
Nordson	3,500	292,635
PACCAR	5,400	280,098
Snap-on	4,000	631,280
Toro	4,500	396,900
†WABCO Holdings	2,900	265,553
Wabtec	8,200	575,886
Woodward	23,596	1,360,073
Xylem	8,400	375,060

		9,853,335

Marine–0.09%
†Kirby	5,000	311,950

		311,950

Media–0.38%
†Discovery Communications Class C	9,800	233,730
Interpublic Group	27,800	642,180
Omnicom Group	5,700	464,493

		1,340,403

Metals & Mining–0.30%
Carpenter Technology	4,400	144,892
Compass Minerals International	2,700	200,313
Silver Wheaton	16,400	385,892
†Stillwater Mining	27,900	330,894

		1,061,991

Multiline Retail–0.73%
Dollar General	18,700	1,757,800
†Dollar Tree	8,300	782,192

		2,539,992

Multi-Utilities–0.12%
NiSource	15,700	416,364

		416,364

Oil, Gas & Consumable Fuels–3.27%
Cabot Oil & Gas	86,172	2,218,067
Cimarex Energy	19,861	2,369,815
†Concho Resources	2,900	345,883
†Continental Resources	61,803	2,797,822
†Diamondback Energy	2,800	255,388
EQT	5,900	456,837
Noble Energy	54,749	1,963,847
Pioneer Natural Resources	2,100	317,541
Range Resources	6,000	258,840
Tesoro	5,700	427,044

		11,411,084

Pharmaceuticals–2.22%
†Akorn	8,000	227,880

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Pharmaceuticals (continued)
†Catalent	17,100	$393,129
†Endo International	9,100	141,869
†Horizon Pharma	7,500	123,525
†Jazz Pharmaceuticals	2,700	381,537
†Mallinckrodt	3,800	230,964
†Pacira Pharmaceuticals	5,100	172,023
Zoetis	128,449	6,096,190

		7,767,117

Professional Services–2.10%
Equifax	8,600	1,104,240
†IHS Class A	5,900	682,099
ManpowerGroup	6,400	411,776
Nielsen Holdings	7,200	374,184
Robert Half International	8,500	324,360
†TransUnion	15,200	508,288
†Verisk Analytics Class A	48,667	3,945,920

		7,350,867

Real Estate Investment Trusts–1.70%
American Campus Communities	8,600	454,682
Crown Castle International	17,000	1,724,310
Equinix	3,100	1,201,963
Federal Realty Investment Trust	2,700	446,985
Iron Mountain	9,800	390,334
MGM Growth Properties	16,600	442,888
SL Green Realty	4,200	447,174
Taubman Centers	5,400	400,680
VEREIT	41,800	423,852

		5,932,868

Real Estate Management & Development–0.16%
Jones Lang LaSalle	5,600	545,720

		545,720

Road & Rail–0.74%
†Avis Budget Group	10,100	325,523
†Genesee & Wyoming	7,400	436,230
†Herc Holdings	7,200	79,704
JB Hunt Transport Services	6,200	501,766
Kansas City Southern	5,300	477,477
Landstar System	4,400	302,104
†Old Dominion Freight Line	7,600	458,356

		2,581,160

Semiconductors & Semiconductor Equipment–2.87%
ARM Holdings ADR	16,300	741,813
†Integrated Device Technology	14,300	287,859
Linear Technology	13,900	646,767
Maxim Integrated Products	48,319	1,724,505
Microchip Technology	96,026	4,874,280
†Microsemi	14,700	480,396
Monolithic Power Systems	2,016	137,733

LVIP Blended Mid Cap Managed Volatility Fund–6

LVIP Blended Mid Cap Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Skyworks Solutions	10,500	$664,440
Xilinx	10,400	479,752

		10,037,545

Software–7.60%
Activision Blizzard	11,100	439,893
†ANSYS	29,335	2,662,151
†Atlassian	25,400	657,860
†Autodesk	5,400	292,356
†Check Point Software Technologies	3,900	310,752
†Electronic Arts	72,821	5,516,919
†Ellie Mae	14,837	1,359,811
†Fortinet	11,500	363,285
†Guidewire Software	38,214	2,360,097
Intuit	12,300	1,372,803
†Mobileye	15,700	724,398
†NetSuite	10,500	764,400
†Proofpoint	4,300	271,287
†Red Hat	49,856	3,619,546
†ServiceNow	59,759	3,967,998
†Splunk	6,300	341,334
SS&C Technologies Holdings	16,200	454,896
†Tableau Software Class A	6,080	297,434
†Workday Class A	8,300	619,761
†Zendesk	6,300	166,194

		26,563,175

Specialty Retail–7.22%
†AutoZone	2,100	1,667,064
Bed Bath & Beyond	51,589	2,229,677
†Burlington Stores	14,000	933,940
†CarMax	24,500	1,201,235
Dick’s Sporting Goods	6,900	310,914
DSW Class A	81,479	1,725,725
†Five Below	7,500	348,075
L Brands	16,400	1,100,932
†Michaels	24,100	685,404
†O’Reilly Automotive	5,400	1,463,940
†Restoration Hardware Holdings	4,300	123,324
Ross Stores	28,100	1,592,989
Signet Jewelers	6,900	568,629
Tiffany & Co	48,775	2,957,716
Tractor Supply	51,574	4,702,517
†Ulta Salon Cosmetics & Fragrance	3,200	779,648
Williams-Sonoma	54,217	2,826,332

		25,218,061

Textiles, Apparel & Luxury Goods–2.92%
Burberry Group	101,726	1,582,391
Coach	13,600	554,064

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods (continued)
Hanesbrands	63,000	$1,583,190
†Kate Spade & Co	119,666	2,466,316
†lululemon athletica	32,823	2,424,307
PVH	6,900	650,187
†Under Armour Class A	18,713	750,953
Wolverine World Wide	9,600	195,072

		10,206,480

Trading Companies & Distributors–1.76%
Fastenal	130,610	5,797,778
WW Grainger	1,600	363,600

		6,161,378

Wireless Telecommunication Services–0.20%
†T-Mobile U.S	16,100	696,647

		696,647

Total Common Stock (Cost $316,207,603)		334,122,226

MASTER LIMITED PARTNERSHIPS–0.40%
Oaktree Capital Group	31,558	1,412,536

Total Master Limited Partnerships (Cost $1,635,974)		1,412,536

MONEY MARKET FUND–3.50%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	12,243,737	12,243,737

Total Money Market Fund (Cost $12,243,737)		12,243,737

	Number of Contracts
OPTIONS PURCHASED–0.01%
Equity Put Options–0.01%
Alkermes strike price $38,expiration date 8/19/16 (GSC)	181	19,910

Total Options Purchased (Premium paid $51,625)		19,910

TOTAL VALUE OF SECURITIES–99.55% (Cost $330,138,939)	$347,798,409

LVIP Blended Mid Cap Managed Volatility Fund–7

LVIP Blended Mid Cap Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Contracts	Value (U.S. $)

OPTIONS WRITTEN–(0.01%)
Equity Call Options–(0.01%)
@=Alkermes strike price $52, expiration date 8/19/16 (GSC)	(181)	(11,494)
Signature Bank strike price $145, expiration date 9/16/16 (MSC)	(109)	(9,810)

		(21,304)

Equity Put Options–0.00%
Alkermes strike price $30, expiration date 8/19/16 (GSC)	(181)	(2,262)

		(2,262)

Total Options Written (Premium received $(83,519))		(23,566)

«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.46%		1,592,017

NET ASSETS APPLICABLE TO 30,207,476 SHARES OUTSTANDING–100.00%		$349,366,860

NET ASSET VALUE PER SHARE–LVIP BLENDED MID CAP MANAGED VOLATILITY FUND STANDARD CLASS ($21,763,643 / 1,839,706 Shares)	$11.830

NET ASSET VALUE PER SHARE–LVIP BLENDED MID CAP MANAGED VOLATILITY FUND SERVICE CLASS ($327,603,217 / 28,367,770 Shares)	$11.548

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$364,501,622
Accumulated net investment income	56,494
Accumulated net realized loss on investments	(28,828,787)
Net unrealized appreciation of investments and derivatives	13,637,531

TOTAL NET ASSETS	$349,366,860

†	Non-income producing for the period.

«

Includes $5,858,883 cash collateral held at broker for futures contracts, $275,676 due to manager and affiliates, $399,507 payable for securities purchased and $87,791 payable for fund shares redeemed as of June 30, 2016.

@	Illiquid security. At June 30, 2016, the aggregate value of illiquid securities was $(11,494), which represents 0.00% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2016, the aggregate value of fair valued securities was $(11,494), which represents 0.00% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

The following futures contracts were outstanding at June 30, 2016:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(101)	E-mini Russell 2000 Index	$(11,229,646)	$(11,588,740)	9/19/16	$(359,094)
(333)	E-mini S&P 500 Index	(33,854,097)	(34,801,830)	9/19/16	(947,733)
(558)	E-mini S&P MidCap 400 Index	(80,534,335)	(83,309,400)	9/19/16	(2,775,065)

					$(4,081,892)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

LVIP Blended Mid Cap Managed Volatility Fund–8

LVIP Blended Mid Cap Managed Volatility Fund

Statement of Net Assets (continued)

Summary of Abbreviations:

GSC–Goldman Sachs Capital

IT–Information Technology

MSC–Morgan Stanley Capital

See accompanying notes, which are an integral part of the financial statements.

LVIP Blended Mid Cap Managed Volatility Fund–9

LVIP Blended Mid Cap Managed Volatility Fund

Statement of Operations

Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME:
Dividends	$1,770,875
Foreign tax withheld	(1,461)

1,769,414

EXPENSES:
Management fees	1,233,571
Distribution fees-Service Class	385,331
Accounting and administration expenses	80,681
Reports and statements to shareholders	63,247
Professional fees	34,787
Trustees’ fees and expenses	4,294
Custodian fees	3,613
Consulting fees	1,911
Pricing fees	791
Other	1,571

1,809,797
Less management fees waived	(96,877)

Total operating expenses	1,712,920

NET INVESTMENT INCOME	56,494

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(32,313,926)
Foreign currencies	(96,544)
Foreign currency exchange contracts	93,839
Futures contracts	(7,100,985)
Options written	158,063
Options purchased	(88,936)

Net realized loss	(39,348,489)

Net change in unrealized appreciation (depreciation) of:
Investments	39,447,711
Foreign currencies	219
Futures contracts	(3,366,453)
Options written	59,953
Options purchased	(31,715)

Net change in unrealized appreciation (depreciation)	36,109,715

NET REALIZED AND UNREALIZED LOSS	(3,238,774)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,182,280)

See accompanying notes, which are an integral part of the financial statements.

LVIP Blended Mid Cap Managed Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$56,494	$(284,782)
Net realized gain (loss)	(39,348,489)	42,593,937
Net change in unrealized appreciation (depreciation)	36,109,715	(59,698,091)

Net decrease in net assets resulting from operations	(3,182,280)	(17,388,936)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain on investments:
Standard Class	—	(264,768)
Service Class	—	(3,648,154)

	—	(3,912,922)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,072,988	9,087,501
Service Class	41,468,434	101,262,639
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	264,768
Service Class	—	3,648,154

	43,541,422	114,263,062

Cost of shares redeemed:
Standard Class	(2,785,640)	(7,644,302)
Service Class	(17,333,870)	(44,461,299)

	(20,119,510)	(52,105,601)

Increase in net assets derived from capital share transactions	23,421,912	62,157,461

NET INCREASE IN NET ASSETS	20,239,632	40,855,603
NET ASSETS:
Beginning of period	329,127,228	288,271,625

End of period	$349,366,860	$329,127,228

Undistributed net investment income	$56,494	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP Blended Mid Cap Managed Volatility Fund–10

LVIP Blended Mid Cap Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Blended Mid Cap Managed Volatility Fund Standard Class
	Six Months Ended 6/30/161, [2]	Year Ended
	(unaudited)	12/31/15[3]	12/31/14		12/31/13	12/31/12[4]		12/31/11
Net asset value, beginning of period	$11.968	$12.639	$13.635		$11.109	$10.431		$11.288

Income (loss) from investment operations:
Net investment income (loss)[5]	0.015	0.018	(0.044)		(0.057)	(0.014)		(0.036)
Net realized and unrealized gain (loss)	(0.153)	(0.548)	(0.952)		2.800	0.692		(0.821)

Total from investment operations	(0.138)	(0.530)	(0.996)		2.743	0.678		(0.857)

Less dividends and distributions from:
Net realized gain	—	(0.141)	—		(0.217)	—		—

Total dividends and distributions	—	(0.141)	—		(0.217)	—		—

Net asset value, end of period	$11.830	$11.968	$12.639		$13.635	$11.109		$10.431

Total return[6]	(1.15% )	(4.20% )	(7.31%	)	24.82%	6.50%		(7.59%	)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$21,764	$22,752	$22,489		$20,774	$16,610		$17,721
Ratio of expenses to average net assets	0.80%	0.80%	0.84%		0.91%	0.95%		0.93%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.86%	0.85%	0.86%		0.95%	1.02%		1.00%
Ratio of net investment income (loss) to average net assets	0.27%	0.14%	(0.34%	)	(0.46% )	(0.13%	)	(0.31%	)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.21%	0.09%	(0.36%	)	(0.50% )	(0.20%	)	(0.38%	)
Portfolio turnover	57%	148%	149%		140%	231%		113%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective February 8, 2016 and May 1, 2016, respectively, T. Rowe Price Associates, Inc. and SSGA Funds Management, Inc. were added as sub-advisers to the Fund.

[3]	Effective May 1, 2015, Ivy Investment Management Company replaced Columbia Management Investment Advisors, LLC as the Fund’s sub-adviser.

[4]	Commencing after the close of business on September 21, 2012, Columbia Management Investment Advisors LLC, replaced Turner Investments L.P. as the Fund’s sub-adviser.

[5]	The average shares outstanding method has been applied for per share information.

[6]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Blended Mid Cap Managed Volatility Fund–11

LVIP Blended Mid Cap Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Blended Mid Cap Managed Volatility Fund Service Class
	Six Months Ended 6/30/161, [2]		Year ended
	(unaudited)		12/31/15[3]	12/31/14		12/31/13	12/31/12[4]		12/31/11
Net asset value, beginning of period	$11.698		$12.388	$13.398		$10.946	$10.304		$11.178

Income (loss) from investment operations:
Net investment income (loss)[5]	0.001		(0.014)	(0.074)		(0.088)	(0.041)		(0.064)
Net realized and unrealized gain (loss)	(0.151)		(0.535)	(0.936)		2.757	0.683		(0.810)

Total from investment operations	(0.150)		(0.549)	(1.010)		2.669	0.642		(0.874)

Less dividends and distributions from:
Net realized gain	—		(0.141)	—		(0.217)	—		—

Total dividends and distributions	—		(0.141)	—		(0.217)	—		—

Net asset value, end of period	$11.548		$11.698	$12.388		$13.398	$10.946		$10.304

Total return[6]	(1.28%	)	(4.44% )	(7.55%	)	24.52%	6.23%		(7.83%	)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$327,603		$306,375	$265,783		$178,054	$42,985		$36,278
Ratio of expenses to average net assets	1.05%		1.05%	1.09%		1.16%	1.20%		1.18%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.11%		1.10%	1.11%		1.20%	1.27%		1.25%
Ratio of net investment gain (loss) to average net assets	0.02%		(0.11% )	(0.59%	)	(0.71% )	(0.38%	)	(0.56%	)
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.04%	)	(0.16% )	(0.61%	)	(0.75% )	(0.45%	)	(0.63%	)
Portfolio turnover	57%		148%	149%		140%	231%		113%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective February 8, 2016 and May 1, 2016, respectively, T. Rowe Price Associates, Inc. and SSGA Funds Management, Inc. were added as sub-advisers to the Fund.

[3]	Effective May 1, 2015, Ivy Investment Management Company replaced Columbia Management Investment Advisors, LLC as the Fund’s sub-adviser.

[4]	Commencing after the close of business on September 21, 2012, Columbia Management Investment Advisors LLC, replaced Turner Investments L.P. as the Fund’s sub-adviser.

[5]	The average shares outstanding method has been applied for per share information.

[6]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Blended Mid Cap Managed Volatility Fund–12

LVIP Blended Mid Cap Managed Volatility Fund

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Blended Mid Cap Managed Volatility Fund (formerly LVIP Ivy Mid Cap Growth Managed Volatility Fund) (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between their bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available, are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2016 and for all open tax years (years ended December 31, 2012–December 31, 2015), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expenses and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2016, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on investments resulting from changes in foreign exchange rates from that which is due to changes in market prices. Both types of changes in gain (loss) are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP Blended Mid Cap Managed Volatility Fund –13

LVIP Blended Mid Cap Managed Volatility Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all withholding taxes not eligible for rebates. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. Distributions received from Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of the distributions by the issuer or management estimate. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund invests in master limited partnerships (“MLPs”) which make distributions that are primarily attributable to return of capital. The Fund records investment income and return of capital in the Statement of Operations using management’s estimate of the percentage of income included in the distributions received from each MLP based on historical information from the MLPs and other industry sources. These estimates may be adjusted based on information received from the MLPs after the tax and fiscal year ends.

The return of capital portion of the MLP distributions is a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed its cost basis, the distributions are treated as realized gains. The actual amounts of income and return of capital are only determined by each MLP after its fiscal year-end and may differ from the estimated amounts. For the six months ended June 30, 2016, the Fund estimated that 100% of the MLP distributions received would be treated as a return of capital.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Commission rebates are included in “Net realized gain (loss) on investments” on the Statement of Operations and totaled $70,343 for the six months ended June 30, 2016. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2016.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser(s), and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.90% of the first $25 million of the average daily net assets of the Fund; 0.85% of the next $50 million; 0.80% of the next $75 million; 0.70% of the next $100 million; and 0.65% of average daily net assets in excess of $250 million.

Effective May 1, 2016, LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.12% on the first $25 million of the Fund’s average daily net assets; 0.07% on the next $50 million; 0.02% on the next $225 million; 0.04% on the next $300 million; and 0.07% on the next $200 million of the Fund’s average daily net assets. When the Fund’s daily net assets exceed $800 million, the waiver amount is 0.22% of the first $25 million of the Fund’s average daily net assets; 0.17% on the next $50 million; 0.12% on the next $75 million; 0.02% on the next $100 million; and 0.07% in excess of $250 million of the Fund’s daily net assets. This agreement will continue at least through April 30, 2017, and cannot be terminated before that date without the mutual agreement of the Board and LIAC. Prior to May 1, 2016, LIAC had contractually agreed to waive a portion of its advisory fee. The waiver amount was 0.15% on the first $25 million of the Fund’s average daily net assets; 0.10% on the next $50 million; 0.05% on the next $225 million; 0.07% on the next $300 million; and 0.10% on the next $200 million of the Fund’s average daily net assets. When the Fund’s daily net assets exceeded $800 million, the waiver amount was 0.25% of the first $25 million of the Fund’s average daily net assets; 0.20% on the next $50 million; 0.15% on the next $75 million; 0.05% on the next $100 million; and 0.10% in excess of $250 million of the Fund’s daily net assets. LIAC voluntarily waived fees in the amount of $3,793 during the period. This voluntary waiver is not subject to recapture by LIAC and entails no obligation on the part of LIAC to waive additional amounts.

Ivy Investment Management Company (“Ivy”) is responsible for managing a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays Ivy a fee based on Ivy’s managed portion of the Fund’s average daily net assets. Effective February 8, 2016 T. Rowe Price Associates, Inc. (“T. Rowe Price”) is responsible for managing a portion of the Fund’s investment portfolio. For these services, LIAC, not the

LVIP Blended Mid Cap Managed Volatility Fund –14

LVIP Blended Mid Cap Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Fund, pays T. Rowe Price a fee based on T. Rowe Price’s managed portion of the Fund’s average daily net assets. Effective May 1, 2016 SSGA Funds Management, Inc. (SSGA) is responsible for managing the Fund’s managed volatility strategy. Prior to May 1, 2016, LIAC was responsible for managing the Fund’s volatility management overlay. For these services, LIAC, not the Fund, pays SSGA a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2016, costs for these administrative and legal services were as follows:

Administrative	$8,612
Legal	2,368

Lincoln Life also performs daily trading operations. The cost of these services is included in “Accounting and administration expenses” on the Statement of Operations. The Fund reimbursed Lincoln Life for the cost of these services, which amounts to $6,578 for the six months ended June 30, 2016.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $42,014 for the six months ended June 30, 2016.

The Fund offers Standard Class and Service Class shares. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual distribution and/or service fee (“12b-1 Fee”) at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the 12b-1 Fee is limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2016, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$203,326
Distribution fees payable to LFD	67,541
Printing and mailing fees payable to Lincoln Life	4,809

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$178,793,522
Sales	310,983,076

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated because final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$330,087,314

Aggregate unrealized appreciation	$35,899,689
Aggregate unrealized depreciation	(18,208,504)

Net unrealized appreciation	$17,691,185

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the

LVIP Blended Mid Cap Managed Volatility Fund –15

LVIP Blended Mid Cap Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stock
Aerospace & Defense	$2,364,320	$—	$—	$2,364,320
Air Freight & Logistics	3,958,032	—	—	3,958,032
Airlines	3,944,231	—	—	3,944,231
Auto Components	2,915,882	—	—	2,915,882
Automobiles	973,089	—	—	973,089
Banks	7,312,987	—	—	7,312,987
Beverages	3,732,342	—	—	3,732,342
Biotechnology	12,149,841	—	—	12,149,841
Building Products	6,891,338	—	—	6,891,338
Capital Markets	7,790,938	—	—	7,790,938
Chemicals	7,382,163	—	—	7,382,163
Commercial Services & Supplies	3,026,497	—	—	3,026,497
Communications Equipment	5,151,580	—	—	5,151,580
Construction & Engineering	311,121	—	—	311,121
Construction Materials	1,320,551	—	—	1,320,551
Containers & Packaging	1,774,567	—	—	1,774,567
Diversified Consumer Services	972,968	—	—	972,968
Diversified Financial Services	9,213,956	—	—	9,213,956
Diversified Telecommunication Services	1,619,100	—	—	1,619,100
Electrical Equipment	3,348,006	—	—	3,348,006
Electronic Equipment, Instruments & Components	5,637,507	—	—	5,637,507
Energy Equipment & Services	167,216	—	—	167,216
Food & Staples Retailing	3,877,423	—	—	3,877,423
Food Products	14,936,992	—	—	14,936,992
Gas Utilities	609,900	—	—	609,900
Health Care Equipment & Supplies	17,052,551	—	—	17,052,551
Health Care Providers & Services	12,975,514	—	—	12,975,514
Health Care Technology	1,733,567	—	—	1,733,567
Hotels, Restaurants & Leisure	9,280,823	—	—	9,280,823
Household Durables	6,785,361	—	—	6,785,361
Household Products	1,127,578	—	—	1,127,578
Industrial Conglomerates	886,912	—	—	886,912
Insurance	6,132,267	—	—	6,132,267
Internet & Catalog Retail	3,360,347	—	—	3,360,347
Internet Software & Services	14,172,817	—	—	14,172,817
IT Services	9,903,541	—	—	9,903,541
Leisure Products	6,929,778	—	—	6,929,778
Life Sciences Tools & Services	2,402,486	—	—	2,402,486
Machinery	9,853,335	—	—	9,853,335
Marine	311,950	—	—	311,950

LVIP Blended Mid Cap Managed Volatility Fund –16

LVIP Blended Mid Cap Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

	Level 1	Level 2	Level 3	Total
Media	$1,340,403	$—	$—	$1,340,403
Metals & Mining	1,061,991	—	—	1,061,991
Multiline Retail	2,539,992	—	—	2,539,992
Multi-Utilities	416,364	—	—	416,364
Oil, Gas & Consumable Fuels	11,411,084	—	—	11,411,084
Pharmaceuticals	7,767,117	—	—	7,767,117
Professional Services	7,350,867	—	—	7,350,867
Real Estate Investment Trusts	5,932,868	—	—	5,932,868
Real Estate Management & Development	545,720	—	—	545,720
Road & Rail	2,581,160	—	—	2,581,160
Semiconductors & Semiconductor Equipment	10,037,545	—	—	10,037,545
Software	26,563,175	—	—	26,563,175
Specialty Retail	25,218,061	—	—	25,218,061
Textiles, Apparel & Luxury Goods	8,624,089	1,582,391	—	10,206,480
Trading Companies & Distributors	6,161,378	—	—	6,161,378
Wireless Telecommunication Services	696,647	—	—	696,647
Master Limited Partnerships	1,412,536	—	—	1,412,536
Money Market Fund	12,243,737	—	—	12,243,737
Options Purchased	19,910	—	—	19,910

Total	$346,216,018	$1,582,391	$—	$347,798,409

Futures Contracts	$(4,081,892)	$—	$—	$(4,081,892)

Options Written	$(12,072)	$—	$(11,494)	$(23,566)

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/16	Year Ended 12/31/15
Shares sold:
Standard Class	181,042	687,309
Service Class	3,694,681	7,919,901
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	22,002
Service Class	—	310,164

	3,875,723	8,939,376

Shares redeemed:
Standard Class	(242,446)	(587,426)
Service Class	(1,517,981)	(3,493,408)

	(1,760,427)	(4,080,834)

Net increase	2,115,296	4,858,542

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The

LVIP Blended Mid Cap Managed Volatility Fund –17

LVIP Blended Mid Cap Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Fund may also use these contracts to hedge the U.S. dollar value of securities it owns that are denominated in foreign currencies. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts and foreign cross currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts or foreign cross currency exchange contracts were outstanding at June 30, 2016.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts–During the six months ended June 30, 2016, the Fund entered into options contracts in the normal course of pursuing its investment objectives and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; to increase yield during low interest rate environment; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.

Transactions in options written during the six months ended June 30, 2016 for the Fund were as follows:

Call Options	Number of Contracts	Premiums
Options outstanding at December 31, 2015	—	$—
Options written	(746)	(136,262)
Options terminated in closing sales transactions	456	62,653

Options outstanding at June 30, 2016	(290)	$(73,609)

LVIP Blended Mid Cap Managed Volatility Fund –18

LVIP Blended Mid Cap Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Put Options	Number of Contracts	Premiums
Options outstanding at December 31, 2015	—	$—
Options written	(1,364)	(174,463)
Options expired	214	70,915
Options terminated in closing sales transactions	969	93,638

Options outstanding at June 30, 2016	(181)	$(9,910)

Fair values of derivative instruments as of June 30, 2016 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(4,081,892)
Interest rate contracts (Options purchased)	Options purchased, at value	19,910	Options purchased, at value	—
Interest rate contracts (Options written)	Options written, at value	—	Options written, at value	(23,566)

Total		$19,910		$(4,105,458)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Foreign currency exchange contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$93,839	$—
Equity contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(7,100,985)	(3,366,453)
Equity contracts (Options written)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	158,063	59,953
Equity contracts (Options purchased)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	(88,936)	(31,715)

Total		$(6,938,019)	$(3,338,215)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2016. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2016:

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$3,502,292	$62,093,808
Foreign currency exchange contracts (average cost)	3,165	12,356
Options contracts (average notional value)	22,489	31,354

In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The

LVIP Blended Mid Cap Managed Volatility Fund –19

LVIP Blended Mid Cap Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

At June 30, 2016, the Fund held no assets or liabilities that are subject to the offsetting provisions.

6. Market Risk

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2016. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. As of June 30, 2016, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements as disclosed above.

LVIP Blended Mid Cap Managed Volatility Fund –20

LVIP Blended Mid Cap Managed Volatility Fund

Other Fund Information (unaudited)

Approval of Subadvisory Agreement

On January 6, 2016, the Board of Trustees of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things the approval of the sub-advisory agreement with SSGA Funds Management, Inc. (“SSGA FM”) (the “Sub-Advisory Agreement”) for the Fund. The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC, The Lincoln National Life Insurance Company (“Lincoln Life”) and SSGA FM prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to approval of investment sub-advisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LIAC, Lincoln Life and SSGA FM provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including in-person presentations by representatives of SSGA FM, information about proposed sub-advisory fees and compliance and regulatory matters. The Board noted that SSGA FM provided sub-advisory services to other funds in the Trust. After reviewing the information received, the Independent Trustees requested supplemental information, and LIAC and SSGA FM provided materials in response. The Board determined that, given the totality of the information provided with respect to the Sub-Advisory Agreement, the Board had received sufficient information to approve the Sub-Advisory Agreement. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and employees of Lincoln Life, LIAC and SSGA FM to consider the approval of the Sub-Advisory Agreement.

Based upon its review, the Board concluded that it was in the best interests of the Fund that the Sub-Advisory Agreement be approved for the Fund. In considering the approval of the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Nature, Extent and Quality of Services. In considering the approval of the Sub-Advisory Agreement between LIAC and SSGA FM with respect to the Funds, the Board considered the nature, extent and quality of services to be provided by SSGA FM under the Sub-Advisory Agreement. The Board considered that SSGA FM provided sub-advisory services to other funds in the Trust and that the Board had reviewed extensive information provided by SSGA FM in connection with the annual contract renewal process most recently concluded in September 2015. The Board noted that State Street Global Advisors (“SSGA”), an affiliate of SSGA FM, has served as a consultant to LIAC with respect to the managed volatility overlay for the Fund and that LIAC proposed to delegate the responsibility of managing the Fund’s managed volatility overlay to SSGA FM as sub-adviser. The Board considered the criteria provided by LIAC in recommending SSGA FM be appointed a sub-adviser for the Fund’s managed volatility overlay, including historical modeling and noted that the Board was familiar with the managed volatility overlay services provided by SSGA as a consultant to LIAC with respect to the Fund. The Board reviewed the services to be provided by SSGA FM, the backgrounds of the investment professionals proposed to service the Fund, SSGA’s consulting work for LIAC with respect to the managed volatility overlay for the Fund and the reputation, resources and investment approach of SSGA FM. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board concluded that the services to be provided by SSGA FM were expected to be satisfactory.

Performance. With respect to performance, the Board considered that SSGA has served as a risk management consultant to LIAC with respect to the managed volatility overlay for the Fund and that the Board received quarterly performance information from LIAC and also from Morningstar, Inc. as part of the annual contract renewal process. The Board concluded that the services to be provided by SSGA FM were expected to be acceptable.

Sub-Advisory Fee and Economies of Scale. The Board reviewed the proposed sub-advisory fee schedule and noted SSGA FM’s statement that it does not sub-advise any portfolios with similar investment objectives. The Board considered that the sub-advisory fee schedule was negotiated between LIAC and SSGA FM, an unaffiliated third party and that LIAC would compensate SSGA FM from its fees. The Board concluded that the proposed sub-advisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered that the sub-advisory fee schedule was negotiated between LIAC and SSGA FM, an unaffiliated third party, and that LIAC would compensate SSGA FM from its fees. The Board reviewed materials provided by SSGA FM as to any additional benefits it receives and noted that SSGA FM indicated that it indirectly benefits from association with the Fund in the marketplace.

Overall Conclusions

Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Sub-Advisory Agreement are fair and reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the Fund.

LVIP Blended Mid Cap Managed Volatility Fund–21

LVIP Clarion Global Real Estate Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2016

LVIP Clarion Global Real Estate Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Clarion Global Real Estate Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2016 to June 30, 2016

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*

Actual
Standard Class Shares	$1,000.00	$1,069.00	0.76%	$3.91
Service Class Shares	1,000.00	1,067.80	1.01%	5.19

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.08	0.76%	$3.82
Service Class Shares	1,000.00	1,019.84	1.01%	5.07

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Clarion Global Real Estate Fund–1

LVIP Clarion Global Real Estate Fund

Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)

As of June 30, 2016

Security Type/Country	Percentage of Net Assets

Common Stock	98.54%
Australia	6.83%
France	7.07%
Germany	2.71%
Hong Kong	5.68%
Japan	13.11%
Netherlands	0.90%
Spain	0.21%
Sweden	0.46%
United Kingdom	4.93%
United States	56.64%
Money Market Fund	0.89%

Total Value of Securities	99.43%

Receivables and Other Assets Net of Liabilities	0.57%

Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of Net Assets

Diversified REITs	18.63%
Health Care REITs	5.52%
Hotel & Resort REITs	3.45%
Industrial REITs	5.71%
Office REITs	11.87%
Real Estate Development	1.23%
Real Estate Operating Companies	3.39%
Residential REITs	9.35%
Retail REITs	31.22%
Specialized REITs	8.17%

Total	98.54%

 REITs - Real Estate Investment Trusts

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets

Simon Property Group	5.63%
Welltower	3.67%
Equity Residential	3.50%
General Growth Properties	3.30%
Public Storage	3.11%
AvalonBay Communities	2.90%
Unibail-Rodamco	2.79%
Kimco Realty	2.65%
Prologis	2.61%
Klepierre	2.60%

Total	32.76%

LVIP Clarion Global Real Estate Fund–2

LVIP Clarion Global Real Estate Fund

Statement of Net Assets

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–98.54%
Australia–6.83%
GPT Group	616,403	$2,506,697
†@=GPT Group In-Specie	4,536,115	0
Mirvac Group	3,281,623	4,990,843
Scentre Group	2,633,071	9,752,787
Vicinity Centres	1,687,889	4,211,029
Westfield	851,646	6,841,000

		28,302,356

France–7.07%
Gecina	43,029	5,828,202
ICADE	16,214	1,139,364
Klepierre	244,164	10,773,799
Unibail-Rodamco	44,738	11,573,455

		29,314,820

Germany–2.71%
Deutsche Wohnen	40,352	1,373,908
†LEG Immobilien	92,831	8,686,049
Vonovia	32,733	1,195,212

		11,255,169

■Hong Kong–5.68%
Cheung Kong Property Holdings	809,000	5,097,228
Henderson Land Development	144,100	813,987
Link REIT	1,439,200	9,841,547
Sun Hung Kai Properties	645,900	7,795,296

		23,548,058

Japan–13.11%
Daito Trust Construction	14,200	2,305,546
†GLP J-Reit	1,680	2,120,614
Invincible Investment	561	354,612
Japan Real Estate Investment	135	833,838
Japan Retail Fund Investment	3,769	9,624,019
Kenedix Office Investment	662	3,945,458
Mitsubishi Estate	525,800	9,644,641
Mitsui Fudosan	377,200	8,657,036
Mori Hills REIT Investment	2,024	3,177,710
Nippon Building Fund	137	843,925
Nippon Prologis REIT	2,461	6,012,162
Orix JREIT	2,213	3,811,197
Sumitomo Realty & Development	112,000	3,037,145

		54,367,903

Netherlands–0.90%
Eurocommercial Properties CVA	53,099	2,261,316
NSI	364,256	1,453,203

		3,714,519

Spain–0.21%
†Hispania Activos Inmobiliarios SOC IMI	74,305	869,271

		869,271

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Sweden–0.46%
Hufvudstaden Class A	122,580	$1,923,951

		1,923,951

United Kingdom–4.93%
British Land	267,686	2,173,421
Derwent London	41,893	1,461,546
Great Portland Estates	316,663	2,650,611
Hammerson	339,951	2,448,524
Land Securities Group	751,976	10,464,109
Safestore Holdings	249,568	1,233,016

		20,431,227

United States–56.64%
Alexandria Real Estate Equities	35,700	3,695,664
AvalonBay Communities	66,565	12,007,660
CubeSmart	90,330	2,789,390
DCT Industrial Trust	97,950	4,705,518
DDR	338,300	6,136,762
Digital Realty Trust	84,600	9,220,554
Equity Residential	210,550	14,502,684
Gaming and Leisure Properties	159,800	5,509,904
General Growth Properties	458,900	13,684,398
Healthcare Realty Trust	105,800	3,701,942
Healthcare Trust of America Class A	122,857	3,973,195
Highwoods Properties	54,050	2,853,840
Host Hotels & Resorts	368,700	5,976,627
Kilroy Realty	102,100	6,768,209
Kimco Realty	350,630	11,002,769
MGM Growth Properties	88,421	2,359,072
Paramount Group	148,500	2,367,090
Pebblebrook Hotel Trust	109,852	2,883,615
Prologis	220,890	10,832,446
Public Storage	50,400	12,881,736
QTS Realty Trust	39,600	2,216,808
Regency Centers	68,800	5,760,624
Simon Property Group	107,600	23,338,433
SL Green Realty	97,200	10,348,884
Spirit Realty Capital	561,224	7,166,830
Sun Communities	73,100	5,602,384
Sunstone Hotel Investors	256,566	3,096,752
UDR	171,000	6,313,320
VEREIT	737,500	7,478,250
Vornado Realty Trust	103,881	10,400,566
Welltower	199,800	15,218,766

		234,794,692

Total Common Stock (Cost $300,471,144)		408,521,966

LVIP Clarion Global Real Estate Fund–3

LVIP Clarion Global Real Estate Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–0.89%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	3,680,319	$3,680,319

Total Money Market Fund (Cost $3,680,319)		3,680,319

TOTAL VALUE OF SECURITIES–99.43% (Cost $304,151,463)	$412,202,285
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.57%	2,368,741

NET ASSETS APPLICABLE TO 41,796,464 SHARES OUTSTANDING–100.00%	$414,571,026

NET ASSET VALUE PER SHARE–LVIP CLARION GLOBAL REAL ESTATE FUND STANDARD CLASS ($297,836,637 / 29,937,706 Shares)	$9.949

NET ASSET VALUE PER SHARE–LVIP CLARION GLOBAL REAL ESTATE FUND SERVICE CLASS ($116,734,389 / 11,858,758 Shares)	$9.844

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$394,196,095
Undistributed net investment income	4,558,701
Accumulated net realized loss on investments	(92,230,467)
Net unrealized appreciation of investments and derivatives	108,046,697

Total net assets	$414,571,026

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 2.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

★	Includes $260,557 payable for fund shares redeemed, $876,305 payable for securities purchased and $257,504 due to manager and affiliates as of June 30, 2016.

@	Illiquid security. At June 30, 2016, the aggregate value of illiquid securities was $0, which represents 0.00% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2016, the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

The following foreign currency exchange contracts were outstanding at June 30, 2016:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BBH	AUD	1,174,987	USD	(876,857)	7/1/16	$ (584)
BBH	GBP	(928,493)	USD	1,248,295	7/1/16	12,232
BBH	GBP	(553,767)	USD	733,852	7/5/16	(3,366)

						$ 8,282

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

LVIP Clarion Global Real Estate Fund–4

LVIP Clarion Global Real Estate Fund

Statement of Net Assets (continued)

Summary of Abbreviations:

AUD–Australian Dollar

BBH–Brown Brothers Harriman, New York

CVA–Dutch Certificate

GBP–British Pound Sterling

REIT–Real Estate Investment Trust

USD–U.S. Dollar

See accompanying notes, which are an integral part of the financial statements.

LVIP Clarion Global Real Estate Fund–5

LVIP Clarion Global Real Estate Fund

Statement of Operations

Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME:
Dividends	$5,876,864
Foreign tax withheld	(286,930)

5,589,934

EXPENSES:
Management fees	1,383,332
Distribution fees-Service Class	141,156
Accounting and administration expenses	50,155
Professional fees	26,557
Reports and statements to shareholders	20,008
Custodian fees	17,208
Pricing fees	5,625
Trustees’ fees and expenses	5,291
Consulting fees	861
Other	2,204

Total operating expenses	1,652,397

NET INVESTMENT INCOME	3,937,537

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	7,951,890
Foreign currencies	19,644
Foreign currency exchange contracts	(73,429)

Net realized gain	7,898,105

Net change in unrealized appreciation (depreciation) of:
Investments	14,738,969
Foreign currencies	(9,821)
Foreign currency exchange contracts	8,282

Net change in unrealized appreciation (depreciation)	14,737,430

NET REALIZED AND UNREALIZED GAIN	22,635,535

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,573,072

See accompanying notes, which are an integral part of the financial statements.

LVIP Clarion Global Real Estate Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,937,537	$8,329,286
Net realized gain (loss)	7,898,105	(2,795,896)
Net change in unrealized appreciation (depreciation)	14,737,430	(23,802,434)

Net increase (decrease) in net assets resulting from operations	26,573,072	(18,269,044)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(9,545,336)
Service Class	—	(3,424,340)

	—	(12,969,676)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	10,366,353	67,562,516
Service Class	7,386,802	29,901,969
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	9,545,336
Service Class	—	3,424,340

	17,753,155	110,434,161

Cost of shares redeemed:
Standard Class	(28,873,988)	(213,201,932)
Service Class	(15,941,942)	(28,865,950)

	(44,815,930)	(242,067,882)

Decrease in net assets derived from capital share transactions	(27,062,775)	(131,633,721)

NET DECREASE IN NET ASSETS	(489,703)	(162,872,441)
NET ASSETS:
Beginning of period	415,060,729	577,933,170

End of period	$414,571,026	$415,060,729

Undistributed net investment income	$4,558,701	$621,164

See accompanying notes, which are an integral part of the financial statements.

LVIP Clarion Global Real Estate Fund–6

LVIP Clarion Global Real Estate Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Clarion Global Real Estate Fund Standard Class
	Six Months Ended 6/30/16[1] (unaudited)	Year Ended
		12/31/15	12/31/14	12/31/13	12/31/12[2]	12/31/11
Net asset value, beginning of period	$9.306	$9.732	$8.778	$8.497	$6.815	$7.462

Income (loss) from investment operations:
Net investment income[3]	0.095	0.157	0.212	0.156	0.148	0.130
Net realized and unrealized gain (loss)	0.548	(0.288)	1.000	0.125	1.534	(0.777)

Total from investment operations	0.643	(0.131)	1.212	0.281	1.682	(0.647)

Less dividends and distributions from:
Net investment income	—	(0.295)	(0.258)	—	—	—

Total dividends and distributions	—	(0.295)	(0.258)	—	—	—

Net asset value, end of period	$9.949	$9.306	$9.732	$8.778	$8.497	$6.815

Total return[4]	6.90%	(1.22% )	13.89%	3.31%	24.68%	(8.67% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$297,837	$297,101	$459,143	$359,296	$254,075	$141,780
Ratio of expenses to average net assets	0.76%	0.74%	0.73%	0.77%	0.84%	0.84%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.76%	0.74%	0.81%	1.03%	1.07%	1.06%
Ratio of net investment income to average net assets	2.04%	1.61%	2.25%	1.77%	1.91%	1.77%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.04%	1.61%	2.17%	1.51%	1.68%	1.55%
Portfolio turnover	20%	51%	33%	40%	120%	95%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective after the close of business on September 28, 2012, CBRE Clarion Securities LLC replaced Cohen & Steers Capital Management, Inc. as the Fund’s sub-adviser.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Clarion Global Real Estate Fund–7

LVIP Clarion Global Real Estate Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Clarion Global Real Estate Fund Service Class
	Six Months Ended 6/30/16[1] (unaudited)	Year Ended
		12/31/15	12/31/14	12/31/13	12/31/12[2]	12/31/11
Net asset value, beginning of period	$9.219	$9.643	$8.681	$8.425	$6.773	$7.435

Income (loss) from investment operations:
Net investment income[3]	0.082	0.130	0.186	0.133	0.127	0.111
Net realized and unrealized gain (loss)	0.543	(0.283)	0.989	0.123	1.525	(0.773)

Total from investment operations	0.625	(0.153)	1.175	0.256	1.652	(0.662)

Less dividends and distributions from:
Net investment income	—	(0.271)	(0.213)	—	—	—

Total dividends and distributions	—	(0.271)	(0.213)	—	—	—

Net asset value, end of period	$9.844	$9.219	$9.643	$8.681	$8.425	$6.773

Total return[4]	6.78%	(1.47% )	13.60%	3.04%	24.39%	(8.90% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$116,734	$117,960	$118,790	$112,568	$106,546	$88,540
Ratio of expenses to average net assets	1.01%	0.99%	0.98%	1.02%	1.09%	1.09%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.01%	0.99%	1.06%	1.28%	1.32%	1.31%
Ratio of net investment income to average net assets	1.79%	1.36%	2.00%	1.52%	1.66%	1.52%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.79%	1.36%	1.92%	1.26%	1.43%	1.30%
Portfolio turnover	20%	51%	33%	40%	120%	95%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective after the close of business on September 28, 2012, CBRE Clarion Securities LLC replaced Cohen & Steers Capital Management, Inc. as the Fund’s sub-adviser.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Clarion Global Real Estate Fund–8

LVIP Clarion Global Real Estate Fund

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Clarion Global Real Estate Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek total return through a combination of current income and long-term capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between their bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2016 and for all open tax years (years ended December 31, 2012–December 31, 2015), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2016, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate that portion of realized gains and losses on investments resulting from changes in the foreign exchange rates from that which is due to changes in market prices. Both types of changes in gain (loss) are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP Clarion Global Real Estate Fund–9

LVIP Clarion Global Real Estate Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of the such distributions by the issuer or management estimate. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $20,227 for the six months ended June 30, 2016. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2016.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.73% of the first $250 million of the average net assets of the Fund; and 0.63% of the average net assets of the Fund in excess of $250 million.

CBRE Clarion Securities LLC (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2016, costs for these administrative and legal services were as follows:

Administrative	$10,490
Legal	2,887

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $15,500 for the six months ended June 30, 2016.

The Fund offers Standard Class and Service Class shares. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual distribution and/or service fee (“12b-1 Fee”) at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the 12b-1 Fee is limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2016, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$230,765
Distribution fees payable to LFD	23,448
Printing and mailing fees payable to Lincoln Life	3,291

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

LVIP Clarion Global Real Estate Fund–10

LVIP Clarion Global Real Estate Fund

Notes to Financial Statements (continued)

3. Investments

For the six months ended June 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$80,709,065
Sales	102,837,919

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$304,151,463

Aggregate unrealized appreciation	$117,228,934
Aggregate unrealized depreciation	(9,178,112)

Net unrealized appreciation	$108,050,822

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

As of December 31, 2015, the Fund had the following capital loss carryforwards for federal income tax purposes:

Pre-Enactment Short-Term Capital Losses Expiring		Post-Enactment Losses (No Expiration)*
2016	2017	Short-Term	Long-Term	Total
$23,657,023	$43,681,858	$10,935,307	$—	$78,274,188

*Capital Loss Carryovers with no expiration must be utilized first.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Clarion Global Real Estate Fund–11

LVIP Clarion Global Real Estate Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

	Level 1	Level 2	Total
Common Stock
Australia	$—	$28,302,356	$28,302,356
France	—	29,314,820	29,314,820
Germany	—	11,255,169	11,255,169
Hong Kong	—	23,548,058	23,548,058
Japan	—	54,367,903	54,367,903
Netherlands	—	3,714,519	3,714,519
Spain	—	869,271	869,271
Sweden	—	1,923,951	1,923,951
United Kingdom	—	20,431,227	20,431,227
United States	234,794,692	—	234,794,692
Money Market Fund	3,680,319	—	3,680,319

Total	$238,475,011	$173,727,274	$412,202,285

Foreign Currency Exchange Contracts	$—	$8,282	$8,282

The value of Level 3 investments was zero at the end of the period.

As a result of utilizing international fair value pricing at June 30, 2016, a portion of the portfolio was categorized as Level 2.

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/16	Year Ended 12/31/15
Shares sold:
Standard Class	1,106,168	6,919,549
Service Class	794,622	3,080,807
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,061,684
Service Class	—	386,122

	1,900,790	11,448,162

Shares redeemed:
Standard Class	(3,094,940)	(23,235,686)
Service Class	(1,730,936)	(2,990,230)

	(4,825,876)	(26,225,916)

Net decrease	(2,925,086)	(14,777,754)

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it owns that are denominated in foreign currencies. A change in a contract’s value is recorded as an unrealized gain

LVIP Clarion Global Real Estate Fund–12

LVIP Clarion Global Real Estate Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Fair values of derivative instruments as of June 30, 2016 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Currency contracts (Foreign currency exchange contracts)	Receivables and other assets net of liabilities	$12,232	Receivables and other assets net of liabilities	$(3,950)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Foreign currency exchange contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(73,429)	$8,282

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2016. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2016.

	Asset Derivative Volume	Liability Derivative Volume
Foreign currency exchange contracts (average cost)	$438,258	$351,640

6. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity

LVIP Clarion Global Real Estate Fund–13

LVIP Clarion Global Real Estate Fund

Notes to Financial Statements (continued)

6. Market Risk (continued)

of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. As of June 30, 2016, there were no Rule 144A securities. Illiquid securities are identified on the Statement of Net Assets.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Clarion Global Real Estate Fund–14

LVIP ClearBridge Large Cap Managed Volatility Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2016

LVIP ClearBridge Large Cap Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP ClearBridge Large Cap Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2016 to June 30, 2016

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers and reimbursements in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16
Actual*
Standard Class Shares	$1,000.00	$ 993.80	0.10%	$0.50
Service Class Shares	1,000.00	992.00	0.45%	2.23
Hypothetical (5% return before expenses)*
Standard Class Shares	$1,000.00	$1,024.37	0.10%	$0.50
Service Class Shares	1,000.00	1,022.63	0.45%	2.26

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests a significant portion of its assets in other investment companies (Underlying Funds). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial Statements for the Underlying Funds can be found at www.sec.gov.

LVIP ClearBridge Large Cap Managed Volatility Fund–1

LVIP ClearBridge Large Cap Managed Volatility Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2016

Security Type/Sector	Percentage of Net Assets
Investment Companies	99.19%
Equity Funds	93.80%
Money Market Fund	5.39%
Total Value of Securities	99.19%
Receivables and Other Assets Net of Liabilities	0.81%
Total Net Assets	100.00%

LVIP ClearBridge Large Cap Managed Volatility Fund–2

LVIP ClearBridge Large Cap Managed Volatility Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–99.19%
Equity Funds–93.80%
ClearBridge® –
Variable Aggressive Growth Portfolio	1,187,370	$29,518,020
Variable Appreciation Portfolio	836,803	30,191,853
*QS Batterymarch® –
U.S. Large Cap Equity Fund	479,397	7,425,867
*QS Batterymarch Insurance Series® –
Global Dividend Fund	640,195	7,643,926

		74,779,666

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
Money Market Fund–5.39%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	4,298,354	$4,298,354

		4,298,354

Total Investment Companies (Cost $81,205,457)		79,078,020

TOTAL VALUE OF SECURITIES–99.19% (Cost $81,205,457)	79,078,020
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.81%	647,981

NET ASSETS APPLICABLE TO 8,649,770 SHARES OUTSTANDING–100.00%	$79,726,001

*	Institutional Class shares.

The following futures contracts were outstanding at June 30, 2016:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value		Expiration Date	Unrealized Appreciation (Depreciation)

(5) British Pound Currency	$(418,944)	$(414,00	0)	9/20/16	$4,944
(132) E-mini S&P 500 Index	(13,369,419)	(13,795,32	0)	9/19/16	(425,901)
(13) E-mini S&P MidCap 400 Index	(1,871,219)	(1,940,90	0)	9/19/16	(69,681)
(5) Euro Currency	(694,207)	(694,21	9)	9/20/16	(12)
(24) Euro STOXX 50 Index	(738,282)	(760,40	1)	9/19/16	(22,119)
(5) FTSE 100 Index	(409,535)	(427,49	8)	9/19/16	(17,963)
(4) Japanese Yen Currency	(488,142)	(485,35	0)	9/20/16	2,792
(3) Nikkei 225 Index (OSE)	(453,089)	(452,33	2)	9/9/16	757

					$(527,183)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements”

OSE–Osaka Securities Exchange

See accompanying notes, which are an integral part of the financial statements.

LVIP ClearBridge Large Cap Managed Volatility Fund–3

LVIP ClearBridge Large Cap Managed Volatility Fund

Statement of Assets and Liabilities

June 30, 2016 (unaudited)

ASSETS:
Investments, at value	$79,078,020
Cash collateral held at broker for futures contracts	1,160,305
Receivable for securities sold	141,614
Receivable for fund shares sold	78,526
Dividends and interest receivable	71,094
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	3,712

TOTAL ASSETS	80,533,271

LIABILITIES:
Net unrealized depreciation on futures contracts	527,183
Cash overdraft	156,869
Payable for securities purchased	54,471
Due to manager and affiliates	24,725
Other accrued expenses payable	14,319
Payable for fund shares redeemed	12,787
Foreign currencies due to broker	16,916

TOTAL LIABILITIES	807,270

TOTAL NET ASSETS	$79,726,001

Investments, at cost	$81,205,457

Standard Class:
Net Assets	$852,703
Shares Outstanding	92,364
Net Asset Value Per Share	$9.232

Service Class:
Net Assets	$78,873,298
Shares Outstanding	8,557,406
Net Asset Value Per Share	$9.217

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$81,317,640
Undistributed net investment income	53,118
Accumulated net realized gain on investments	1,009,863
Net unrealized depreciation of investments and derivatives	(2,654,620)

TOTAL NET ASSETS	$79,726,001

See accompanying notes, which are an integral part of the financial statements.

LVIP ClearBridge Large Cap Managed Volatility Fund–4

LVIP ClearBridge Large Cap Managed Volatility Fund

Statement of Operations

Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME:
Dividends from investment companies	$207,119

EXPENSES:
Management fees	239,355
Distribution fees-Service Class	120,255
Accounting and administration expenses	25,441
Professional fees	11,123
Reports and statements to shareholders	8,648
Custodian fees	1,182
Trustees’ fees and expenses	831
Pricing fees	113
Consulting fees	57
Other	234

407,239
Less management fees waived	(235,488)
Less expenses reimbursed	(16,807)

Total operating expenses	154,944

NET INVESTMENT INCOME	52,175

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of investments in investment companies	(188,397)
Foreign currencies	2,920
Foreign currency exchange contracts	863
Futures contracts	(611,621)

Net realized loss	(796,235)

Net change in unrealized appreciation (depreciation) of:
Investments in investment companies	1,257,441
Futures contracts	(486,172)

Net change in unrealized appreciation (depreciation)	771,269

NET REALIZED AND UNREALIZED LOSS	(24,966)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$27,209

See accompanying notes, which are an integral part of the financial statements.

LVIP ClearBridge Large Cap Managed Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/16 (unaudited)	5/1/15* to 12/31/2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$52,175	$317,639
Net realized gain (loss)	(796,235)	1,817,030
Net change in unrealized appreciation (depreciation)	771,269	(3,425,889)

Net increase (decrease) in net assets resulting from operations	27,209	(1,291,220)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(2,537)
Service Class	—	(330,019)

	—	(332,556)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	473,697	404,254
Service Class	25,516,629	60,709,674
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	2,537
Service Class	—	330,019

	25,990,326	61,446,484

Cost of shares redeemed:
Standard Class	(26,631)	(3,638)
Service Class	(3,250,280)	(2,833,693)

	(3,276,911)	(2,837,331)

Increase in net assets derived from capital share transactions	22,713,415	58,609,153

NET INCREASE IN NET ASSETS	22,740,624	56,985,377
NET ASSETS:
Beginning of period	56,985,377	—

End of period	$79,726,001	$56,985,377

Undistributed net investment income	$53,118	943

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP ClearBridge Large Cap Managed Volatility Fund–5

LVIP ClearBridge Large Cap Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP ClearBridge Large Cap Managed Volatility Fund Standard Class
	Six Months Ended 6/30/16[1,2] (unaudited)	5/1/15[3] to 12/31/15

Net asset value, beginning of period	$ 9.290	$ 10.000

Income (loss) from investment operations:
Net investment income[4]	0.023	0.142
Net realized and unrealized loss	(0.081)	(0.774)
Total from investment operations	(0.058)	(0.632)

Less dividends and distributions from:
Net investment income	—	(0.078)
Total dividends and distributions	—	(0.078)

Net asset value, end of period	$ 9.232	$ 9.290

Total return[5]	(0.62%)	(6.33%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 853	$ 396
Ratio of expenses to average net assets[6]	0.10%	0.10%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.83%	0.98%
Ratio of net investment income to average net assets	0.50%	2.24%

Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.23%)	1.36%
Portfolio turnover	3%	3%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2016, SSGA Funds Management, Inc. was added as a sub-adviser for the Fund’s volatility management overlay.
[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[4]	The average shares outstanding method has been applied for per share information.
[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP ClearBridge Large Cap Managed Volatility Fund–6

LVIP ClearBridge Large Cap Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP ClearBridge Large Cap Managed Volatility Fund Service Class
	Six Months Ended 6/30/16[1,2] (unaudited)	5/1/15[3] to 12/31/15

Net asset value, beginning of period	$ 9.291	$10.000

Income (loss) from investment operations:
Net investment income[4]	0.007	0.120
Net realized and unrealized loss	(0.081)	(0.774)
Total from investment operations	(0.074)	(0.654)

Less dividends and distributions from:
Net investment income	—	(0.055)
Total dividends and distributions	—	(0.055)

Net asset value, end of period	$ 9.217	$ 9.291

Total return[5]	(0.80%)	(6.54%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 78,873	$56,589
Ratio of expenses to average net assets[6]	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	1.18%	1.33%
Ratio of net investment income to average net assets	0.15%	1.89%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.58%)	1.01%
Portfolio turnover	3%	3%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. was added as a sub-adviser for the Fund’s volatility management overlay.

[3]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP ClearBridge Large Cap Managed Volatility Fund–7

LVIP ClearBridge Large Cap Managed Volatility Fund

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP ClearBridge Large Cap Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests a significant portion of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers, primarily ClearBridge Funds (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek long-term capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax return through the six months ended June 30, 2016 and for all open tax years (year ended December 31, 2015), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2016, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not separate the portion of realized gains and losses on investments resulting from changes in foreign exchange rates from that which is due to changes in market prices. Both types of changes in gain / loss are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities

LVIP ClearBridge Large Cap Managed Volatility Fund–8

LVIP ClearBridge Large Cap Managed Volatility Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2016.

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.69% of the average daily net assets of the Fund. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.66% of the average daily net assets of the Fund. This agreement will continue through at least April 30, 2017, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC. Prior to May 1, 2016, the waiver was 0.69% of the average daily net assets of the Fund.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.10% of the average daily net assets for the Standard Class and 0.45% for the Service Class. This agreement will continue through at least April 30, 2017, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Effective May 1, 2016, SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for managing the Fund’s volatility management overlay. Prior to May 1, 2016, LIAC was responsible for day-to-day management of the entirety of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2016, costs for these administrative and legal services were as follows:

Administrative	$1,795
Legal	462

Lincoln Life also performs daily trading operations. The cost of these services is included in “Accounting and administration expenses” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1,620 for the six months ended June 30, 2016.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $6,033 for the six months ended June 30, 2016.

The Fund offers Standard Class and Service Class shares. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual distribution and/or service fee (“12b-1 Fee”) at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the 12b-1 Fee is limited to 0.35% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2016, the Fund had receivables due from and liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$3,712
Management fees payable to LIAC	1,938
Distribution fees payable to LFD	22,369
Printing and mailing fees payable to Lincoln Life	417

LVIP ClearBridge Large Cap Managed Volatility Fund–9

LVIP ClearBridge Large Cap Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$23,105,754
Sales	2,268,035

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$81,205,457

Aggregate unrealized appreciation	$1,517,803
Aggregate unrealized depreciation	(3,645,240)

Net unrealized depreciation	$(2,127,437)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

Level 1
Investment Companies	$79,078,020

Futures Contracts	$(527,183)

There were no Level 3 investments at the beginning or end of the period.
During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP ClearBridge Large Cap Managed Volatility Fund–10

LVIP ClearBridge Large Cap Managed Volatility Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/16	5/1/15* to 12/31/15
Shares sold:
Standard Class	52,696	42,714
Service Class	2,822,701	6,355,850
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	272
Service Class	—	35,349

	2,875,397	6,434,185

Shares redeemed:
Standard Class	(2,932)	(386)
Service Class	(355,964)	(300,530)

	(358,896)	(300,916)

Net increase	2,516,501	6,133,269

* Date of commencement of operations.

5. Derivatives

U.S. GAAP requires disclosures that enables shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2016 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Currency contracts (Futures contracts)	Net unrealized depreciation on futures contracts	$7,736	Net unrealized depreciation on futures contracts	$(12)
Equity contracts (Futures contracts)	Net unrealized depreciation on futures contracts	757	Net unrealized depreciation on futures contracts	(535,664)

Total		$8,493		$(535,676)

LVIP ClearBridge Large Cap Managed Volatility Fund–11

LVIP ClearBridge Large Cap Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Foreign currency exchange contracts)	Net realized gain on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$863	$-
Equity contracts (Futures contracts)	Net realized loss from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(639,868)	(485,238)
Currency contracts (Futures contracts)	Net realized gain from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	28,247	(934)

Total		$(610,758)	$(486,172)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2016. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2016.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$1,496,315	$10,552,868

6. Market Risk

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP ClearBridge Large Cap Managed Volatility Fund–12

LVIP ClearBridge Large Cap Managed Volatility Fund

Other Fund Information (unaudited)

Approval of Subadvisory Agreement

On January 6, 2016, the Board of Trustees of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things the approval of the sub-advisory agreement with SSGA Funds Management, Inc. (“SSGA FM”) (the “Sub-Advisory Agreement”) for the Fund. The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC, The Lincoln National Life Insurance Company (“Lincoln Life”) and SSGA FM prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to approval of investment sub-advisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LIAC, Lincoln Life and SSGA FM provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including in-person presentations by representatives of SSGA FM, information about proposed sub-advisory fees and compliance and regulatory matters. The Board noted that SSGA FM provided sub-advisory services to other funds in the Trust. After reviewing the information received, the Independent Trustees requested supplemental information, and LIAC and SSGA FM provided materials in response. The Board determined that, given the totality of the information provided with respect to the Sub-Advisory Agreement, the Board had received sufficient information to approve the Sub-Advisory Agreement. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and employees of Lincoln Life, LIAC and SSGA FM to consider the approval of the Sub-Advisory Agreement.

Based upon its review, the Board concluded that it was in the best interests of the Fund that the Sub-Advisory Agreement be approved for the Fund. In considering the approval of the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Nature, Extent and Quality of Services. In considering the approval of the Sub-Advisory Agreement between LIAC and SSGA FM with respect to the Funds, the Board considered the nature, extent and quality of services to be provided by SSGA FM under the Sub-Advisory Agreement. The Board considered that SSGA FM provided sub-advisory services to other funds in the Trust and that the Board had reviewed extensive information provided by SSGA FM in connection with the annual contract renewal process most recently concluded in September 2015. The Board noted that State Street Global Advisors (“SSGA”), an affiliate of SSGA FM, has served as a consultant to LIAC with respect to the managed volatility overlay for the Fund and that LIAC proposed to delegate the responsibility of managing the Fund’s managed volatility overlay to SSGA FM as sub-adviser. The Board considered the criteria provided by LIAC in recommending SSGA FM be appointed a sub-adviser for the Fund’s managed volatility overlay, including historical modeling and noted that the Board was familiar with the managed volatility overlay services provided by SSGA as a consultant to LIAC with respect to the Fund. The Board reviewed the services to be provided by SSGA FM, the backgrounds of the investment professionals proposed to service the Fund, SSGA’s consulting work for LIAC with respect to the managed volatility overlay for the Fund and the reputation, resources and investment approach of SSGA FM. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board concluded that the services to be provided by SSGA FM were expected to be satisfactory.

Performance. With respect to performance, the Board considered that SSGA has served as a risk management consultant to LIAC with respect to the managed volatility overlay for the Fund and that the Board received quarterly performance information from LIAC and also from Morningstar, Inc. as part of the annual contract renewal process. The Board concluded that the services to be provided by SSGA FM were expected to be acceptable.

Sub-Advisory Fee and Economies of Scale. The Board reviewed the proposed sub-advisory fee schedule and noted SSGA FM’s statement that it does not sub-advise any portfolios with similar investment objectives. The Board considered that the sub-advisory fee schedule was negotiated between LIAC and SSGA FM, an unaffiliated third party and that LIAC would compensate SSGA FM from its fees. The Board concluded that the proposed sub-advisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered that the sub-advisory fee schedule was negotiated between LIAC and SSGA FM, an unaffiliated third party, and that LIAC would compensate SSGA FM from its fees. The Board reviewed materials provided by SSGA FM as to any additional benefits it receives and noted that SSGA FM indicated that it indirectly benefits from association with the Fund in the marketplace.

Overall Conclusions

Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Sub-Advisory Agreement are fair and reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the Fund.

LVIP ClearBridge Large Cap Managed Volatility Fund–13

LVIP Delaware Bond Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2016

LVIP Delaware Bond Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Bond Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2016 to June 30, 2016

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*

Actual
Standard Class Shares	$1,000.00	$1,048.30	0.35%	$1.78
Service Class Shares	1,000.00	1,046.40	0.70%	3.56

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.12	0.35%	$1.76
Service Class Shares	1,000.00	1,021.38	0.70%	3.52

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Delaware Bond Fund–1

LVIP Delaware Bond Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2016

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets

Agency Collateralized Mortgage Obligations	2.77%

Agency Commercial Mortgage-Backed Securities	1.50%

Agency Mortgage-Backed Securities	34.28%

Corporate Bonds	32.36%

Aerospace & Defense	0.11%
Air Freight & Logistics	0.22%
Airlines	0.36%
Auto Components	0.05%
Automobiles	0.02%
Banks	4.84%
Beverages	1.03%
Biotechnology	0.57%
Building Products	0.18%
Capital Markets	1.30%
Chemicals	1.00%
Commercial Services & Supplies	0.30%
Communications Equipment	0.11%
Computers & Peripherals	0.16%
Construction & Engineering	0.04%
Construction Materials	0.10%
Consumer Finance	1.07%
Diversified Financial Services	1.33%
Diversified Telecommunication Services	0.92%
Electric Utilities	5.16%
Electronic Equipment, Instruments & Components	0.14%
Food & Staples Retailing	0.74%
Food Products	0.31%
Gas Utilities	0.21%
Health Care Equipment & Supplies	0.54%
Health Care Providers & Services	0.14%
Hotels, Restaurants & Leisure	0.30%
Independent Power & Renewable Electricity Producers	0.09%
Insurance	1.29%
Internet Software & Services	0.18%

Security Type/Sector	Percentage of Net Assets

IT Services	0.21%
Media	1.91%
Metals & Mining	0.24%
Multi-Utilities	0.90%
Oil, Gas & Consumable Fuels	1.39%
Paper & Forest Products	0.35%
Pharmaceuticals	0.41%
Real Estate Investment Trusts	1.53%
Road & Rail	0.27%
Semiconductors & Semiconductor Equipment	0.21%
Software	0.63%
Specialty Retail	0.38%
Technology Hardware, Storage & Peripherals	0.07%
Textiles, Apparel & Luxury Goods	0.09%
Tobacco	0.39%
Wireless Telecommunication Services	0.57%

Municipal Bonds	2.44%

Non-Agency Asset-Backed Securities	7.76%

Non-Agency Collateralized Mortgage Obligations	1.01%

Non-Agency Commercial Mortgage-Backed Securities	4.68%

Regional Bonds	0.49%

Senior Secured Loans	0.59%

Sovereign Bonds	0.29%

U.S. Treasury Obligations	9.23%

Preferred Stock	0.47%

Money Market Fund	1.29%

Short-Term Investments	11.40%

Total Value of Securities	110.56%

Liabilities Net of Receivables and Other Assets	(10.56%)

Total Net Assets	100.00%

LVIP Delaware Bond Fund–2

LVIP Delaware Bond Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.77%
•Fannie Mae Connecticut Avenue Securities Series 2015-C04 2M1 2.153% 4/25/28	10,600,329	$10,584,287
Fannie Mae REMIC Trust Series 2004-W11 1A2 6.50% 5/25/44	156,485	189,872
Fannie Mae REMICs Series 2002-83 GH 5.00% 12/25/17	647,928	661,671
Series 2003-38 MP 5.50% 5/25/23	1,671,176	1,829,290
Series 2005-70 PA 5.50% 8/25/35	573,533	655,070
Series 2005-110 MB 5.50% 9/25/35	370,694	395,986
Series 2007-40 PT 5.50% 5/25/37	172,206	195,015
•*Series 2008-15 SB 6.147% 8/25/36	1,199,166	263,122
Series 2009-11 LC 4.50% 3/25/49	61,399	66,022
•*Series 2010-129 SM 5.547% 11/25/40	6,628,994	1,067,052
Series 2011-134 PA 4.00% 9/25/40	526,716	546,100
•*Series 2012-122 SD 5.647% 11/25/42	12,724,410	2,941,213
Series 2012-145 MZ 3.50% 1/25/43	1,335,799	1,463,317
Series 2013-2 LZ 3.00% 2/25/43	573,145	576,915
*Series 2013-23 IL 3.00% 3/25/33	717,535	78,203
*Series 2013-31 MI 3.00% 4/25/33	15,383,291	1,864,652
Series 2013-34 GP 3.00% 5/25/42	29,051,110	30,538,295
*Series 2013-43 IX 4.00% 5/25/43	25,539,691	5,386,055
*Series 2013-44 DI 3.00% 5/25/33	21,181,658	2,928,144
Series 2013-44 Z 3.00% 5/25/43	1,710,062	1,719,489
*Series 2013-55 AI 3.00% 6/25/33	16,035,610	1,958,402
*Series 2014-36 MI 3.50% 10/25/33	1,368,682	159,013
•*Series 2014-68 BS 5.697% 11/25/44	9,058,386	1,971,684

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
•*Series 2014-90 SA 5.697% 1/25/45	25,629,166	$5,646,100
*Series 2015-27 IA 4.00% 6/25/43	2,263,725	390,463
•*Series 2015-27 SA 5.997% 5/25/45	3,481,568	798,609
*Series 2015-44 AI 3.50% 1/25/34	8,193,751	1,098,711
Series 2015-44 Z 3.00% 9/25/43	7,934,203	8,121,795
*Series 2015-45 AI 3.00% 1/25/33	2,833,347	228,914
Series 2015-59 EB 3.00% 8/25/35	6,730,551	6,983,700
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	224,804	258,162
Series 2557 WE 5.00% 1/15/18	552,098	564,498
Series 2717 MH 4.50% 12/15/18	272,107	278,624
•Series 3232 KF 0.892% 10/15/36	212,727	213,150
Series 3455 MB 4.50% 6/15/23	3,185,881	3,338,268
Series 3656 PM 5.00% 4/15/40	4,978,751	5,559,061
•Series 3800 AF 0.942% 2/15/41	428,415	430,140
*Series 4109 AI 3.00% 7/15/31	25,455,306	2,407,041
*Series 4120 IK 3.00% 10/15/32	13,854,095	1,676,114
*Series 4146 IA 3.50% 12/15/32	7,419,598	1,050,138
•*Series 4159 KS 5.708% 1/15/43	6,330,551	1,552,552
Series 4163 CW 3.50% 4/15/40	1,440,984	1,499,012
Series 4180 ZB 3.00% 3/15/43	1,088,236	1,111,747
*Series 4181 DI 2.50% 3/15/33	6,453,609	693,216
•*Series 4184 GS 5.678% 3/15/43	10,654,270	2,606,721
*Series 4185 LI 3.00% 3/15/33	4,927,526	615,473
*Series 4191 CI 3.00% 4/15/33	2,184,575	267,385
Series 4356 GZ 2.00% 1/15/43	1,138,132	1,013,514
Series 4435 DY 3.00% 2/15/35	6,300,000	6,553,712
*Series 4453 DI 3.50% 11/15/33	5,310,885	609,549
*Series 4479 TI 4.00% 7/15/34	2,138,357	315,275
*Series 4520 AI 3.50% 10/15/35	2,985,805	403,574
Series 4537 AZ 3.00% 12/15/45	1,523,008	1,550,173
Series 4592 WT 5.50% 6/15/46	22,544,306	25,114,131
Freddie Mac Strips
•*Series 267 S5 5.558% 8/15/42	13,697,007	3,181,660
•*Series 299 S1 5.558% 1/15/43	10,255,560	2,360,451
•*Series 326 S2 5.508% 3/15/44	6,908,521	1,604,976

LVIP Delaware Bond Fund–3

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes
•Series 2014-DN4 M2 2.853% 10/25/24	1,938,339	$1,951,851
•Series 2015-DNA3 M2 3.303% 4/25/28	4,760,000	4,893,443
•Series 2015-HQ2 M2 2.403% 5/25/25	4,225,000	4,190,974
•Series 2015-HQA1 M2 3.103% 3/25/28	4,250,000	4,348,613
•Series 2015-HQA2 M2 3.253% 5/25/28	5,315,000	5,442,308
•Series 2016-DNA1 M2 3.353% 7/25/28	3,700,000	3,815,361
•Series 2016-DNA3 M2 2.446% 12/25/28	2,215,000	2,229,753
•Series 2016-HQA2 M2 2.703% 11/25/28	2,560,000	2,574,841
¿Freddie Mac Structured Pass Through Securities Series T-58 2A 6.50% 9/25/43	566,168	675,056
GNMA
Series 2010-42 PC 5.00% 7/20/39	1,468,000	1,689,595
Series 2010-113 KE 4.50% 9/20/40	7,175,000	8,173,680
Series 2013-113 AZ 3.00% 8/20/43	10,513,714	10,757,598
Series 2015-133 AL 3.00% 5/20/45	8,300,000	8,448,593

Total Agency Collateralized Mortgage Obligations (Cost $218,156,969)		217,327,144

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.50%
Freddie Mac Multifamily Structured Pass Through Certificates
¿2.183% 5/25/22	5,295,000	5,400,783
¿Series K041 A2 3.171% 10/25/24	13,885,000	15,125,347
¿Series K716 A2 3.13% 6/25/21	5,840,000	6,264,653
FREMF Mortgage Trust
#•Series 2011-K10 144A 4.79% 11/25/49	6,545,000	7,116,786
#•Series 2011-K13 B 144A 4.767% 1/25/48	2,020,000	2,202,100
#•Series 2011-K14 B 144A 5.341% 2/25/47	2,900,000	3,246,131
#•Series 2011-K15 B 144A 5.116% 8/25/44	4,485,000	4,950,594
#•Series 2012-K22 B 144A 3.811% 8/25/45	5,215,000	5,447,057

	Principal Amount°	Value (U.S. $)

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust (continued)
#•Series 2012-K22 C 144A 3.811% 8/25/45	4,625,000	$4,593,891
#•Series 2012-K23 C 144A 3.782% 10/25/45	1,830,000	1,811,487
#•Series 2012-K708 B 144A 3.883% 2/25/45	6,245,000	6,452,667
#•Series 2012-K708 C 144A 3.883% 2/25/45	1,700,000	1,698,790
#•Series 2013-K25 C 144A 3.743% 11/25/45	4,660,000	4,409,423
#•Series 2013-K26 144A 3.722% 12/25/45	4,900,000	5,095,767
#•Series 2013-K30 C 144A 3.668% 6/25/45	5,134,000	4,740,591
#•Series 2013-K31 C 144A 3.741% 7/25/46	12,096,997	11,469,831
#•Series 2013-K33 B 144A 3.618% 8/25/46	4,025,000	4,107,699
#•Series 2013-K35 C 144A 4.077% 8/25/23	1,215,000	1,186,664
#•Series 2013-K712 B 144A 3.484% 5/25/45	7,505,000	7,679,503
#•Series 2013-K713 B 144A 3.274% 4/25/46	4,355,000	4,426,043
#•Series 2013-K713 C 144A 3.274% 4/25/46	7,217,000	7,176,769
#•Series 2014-K716 C 144A 4.084% 8/25/47	3,425,000	3,384,321

Total Agency Commercial Mortgage-Backed Securities (Cost $117,254,717)		117,986,897

AGENCY MORTGAGE-BACKED SECURITIES–34.28%
Fannie Mae S.F. 15 yr
2.50% 5/1/31	2,911,399	3,020,321
3.00% 9/1/30	6,374,348	6,705,711
3.00% 12/1/30	7,033,642	7,420,004
3.00% 2/1/31	9,778,165	10,290,709
3.00% 3/1/31	19,574,435	20,591,913
3.50% 4/1/26	14,296,376	15,229,635
3.50% 7/1/26	1,657,245	1,757,792
3.50% 11/1/26	1,673,814	1,775,574
3.50% 12/1/28	1,488,214	1,591,455
3.50% 8/1/29	7,367,286	7,811,952
3.50% 4/1/30	3,661,152	3,918,931
4.00% 11/1/25	2,886,777	3,077,486
4.00% 3/1/26	3,628,107	3,873,111
4.00% 12/1/26	2,335,252	2,488,989
4.00% 1/1/27	17,196,792	18,332,638
4.00% 5/1/27	5,242,849	5,589,094
4.00% 8/1/27	2,913,029	3,104,446

LVIP Delaware Bond Fund–4

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 20 yr
3.00% 8/1/33	2,741,794	$2,890,323
3.00% 1/1/36	16,030,931	16,824,092
3.00% 5/1/36	16,235,760	17,038,447
Fannie Mae S.F. 30 yr
3.50% 2/1/45	17,924,374	19,060,774
3.50% 2/1/46	53,054,850	56,011,601
3.50% 3/1/46	11,173,666	11,800,317
3.50% 5/1/46	11,160,972	11,786,893
4.00% 11/1/42	18,971,133	20,674,926
4.00% 8/1/43	1,326,174	1,436,793
4.00% 3/1/46	2,126,324	2,307,207
4.00% 4/1/46	34,192,920	37,088,418
4.50% 6/1/38	26,662,413	29,297,115
4.50% 4/1/39	6,187,838	6,764,806
4.50% 6/1/39	63,513,741	69,551,692
4.50% 9/1/39	1,191,810	1,303,666
4.50% 11/1/39	4,208,532	4,676,266
4.50% 3/1/40	1,069,739	1,171,836
4.50% 4/1/40	2,095,873	2,297,055
4.50% 6/1/40	4,090,896	4,544,061
4.50% 8/1/40	1,279,118	1,408,909
4.50% 9/1/40	14,965,102	16,517,399
4.50% 11/1/40	1,828,142	2,003,864
4.50% 3/1/41	2,311,780	2,534,265
4.50% 4/1/41	6,056,890	6,624,629
4.50% 5/1/41	1,239,126	1,358,409
4.50% 6/1/41	15,549,872	16,999,923
4.50% 7/1/41	12,626,525	14,005,465
4.50% 8/1/41	2,100,239	2,341,802
4.50% 10/1/41	24,013,130	26,322,249
4.50% 12/1/41	10,146,017	11,118,044
4.50% 1/1/42	75,600,207	82,861,674
4.50% 4/1/42	1,332,475	1,459,965
4.50% 5/1/42	1,424,253	1,570,602
4.50% 9/1/42	39,567,825	43,303,961
4.50% 1/1/43	6,283,100	6,881,493
4.50% 8/1/43	791,011	865,858
4.50% 9/1/43	5,185,546	5,680,083
4.50% 10/1/43	29,107,090	32,216,850
4.50% 11/1/43	4,993,450	5,453,205
4.50% 2/1/44	70,722,783	77,440,686
4.50% 4/1/44	11,498,209	12,542,461
4.50% 5/1/44	14,722,114	16,059,317
4.50% 6/1/44	10,906,215	11,922,650
4.50% 8/1/44	53,411,848	58,437,417
4.50% 10/1/44	24,521,657	26,824,184
4.50% 12/1/44	4,224,998	4,622,922
4.50% 1/1/45	43,581,065	47,595,553
4.50% 2/1/45	18,564,902	20,280,261
4.50% 3/1/46	45,839,263	50,587,973
5.00% 2/1/35	4,046,526	4,516,713

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.00% 7/1/35	477,013	$532,381
5.00% 10/1/35	2,442,249	2,718,599
5.00% 11/1/35	1,223,115	1,360,810
5.00% 4/1/37	700,265	777,399
5.00% 12/1/39	1,936,567	2,174,596
5.00% 1/1/40	427,099	480,712
5.00% 7/1/40	3,806,470	4,256,776
5.50% 5/1/33	6,088,593	6,904,704
5.50% 6/1/33	1,263,965	1,433,373
5.50% 1/1/34	651,854	739,503
5.50% 2/1/34	355,913	403,768
5.50% 4/1/34	653,106	740,665
5.50% 5/1/34	9,084,158	10,306,971
5.50% 9/1/34	2,773,965	3,150,180
5.50% 11/1/34	503,498	571,050
5.50% 12/1/34	715,090	812,544
5.50% 2/1/35	542,696	615,464
5.50% 3/1/35	412,474	467,975
5.50% 5/1/35	7,952,709	9,030,532
5.50% 6/1/35	1,236,661	1,399,614
5.50% 10/1/35	1,158,243	1,311,769
5.50% 12/1/35	451,094	512,288
5.50% 1/1/36	3,266,669	3,705,210
5.50% 4/1/36	4,457,967	5,039,793
5.50% 5/1/36	731,868	828,544
5.50% 7/1/36	1,045,208	1,187,176
5.50% 9/1/36	14,104,289	15,996,642
5.50% 10/1/36	738,019	831,013
5.50% 11/1/36	1,426,587	1,606,201
5.50% 1/1/37	6,264,603	7,082,317
5.50% 2/1/37	2,988,221	3,365,246
5.50% 4/1/37	6,728,383	7,579,907
5.50% 8/1/37	13,728,724	15,575,994
5.50% 9/1/37	3,246,295	3,650,190
5.50% 1/1/38	39,623,952	44,944,141
5.50% 2/1/38	1,584,054	1,790,063
5.50% 3/1/38	2,560,839	2,902,006
5.50% 6/1/38	6,129,736	6,897,098
5.50% 7/1/38	1,192,521	1,341,870
5.50% 9/1/38	457,795	518,970
5.50% 12/1/38	668,126	757,661
5.50% 1/1/39	14,436,385	16,388,826
5.50% 2/1/39	7,860,974	8,910,955
5.50% 6/1/39	3,408,549	3,861,019
5.50% 10/1/39	5,880,970	6,619,740
5.50% 11/1/39	1,247,396	1,405,538
5.50% 12/1/39	9,201,797	10,459,175
5.50% 3/1/40	35,007,014	39,726,092
5.50% 7/1/40	5,916,611	6,704,189
5.50% 3/1/41	15,307,773	17,359,330
5.50% 6/1/41	8,449,658	9,587,359
5.50% 7/1/41	27,041,171	30,719,013

LVIP Delaware Bond Fund–5

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 9/1/41	30,402,674	$34,297,504
6.00% 4/1/35	860,393	995,114
6.00% 5/1/36	1,414,904	1,620,541
6.00% 6/1/36	797,894	914,736
6.00% 9/1/36	1,295,895	1,511,015
6.00% 2/1/37	996,037	1,140,039
6.00% 5/1/37	1,923,019	2,199,571
6.00% 8/1/37	1,085,659	1,244,075
6.00% 9/1/37	381,402	436,181
6.00% 10/1/37	435,445	498,458
6.00% 1/1/38	922,956	1,054,802
6.00% 5/1/38	4,998,563	5,720,879
6.00% 8/1/38	389,166	456,139
6.00% 9/1/38	827,006	946,198
6.00% 10/1/38	359,325	411,656
6.00% 11/1/38	612,246	705,494
6.00% 1/1/39	1,215,779	1,393,042
6.00% 9/1/39	10,645,327	12,180,165
6.00% 10/1/39	15,215,213	17,658,520
6.00% 3/1/40	1,234,743	1,413,591
6.00% 4/1/40	1,856,328	2,126,451
6.00% 9/1/40	966,217	1,106,661
6.00% 10/1/40	12,395,951	14,175,294
6.00% 5/1/41	13,465,434	15,417,172
6.00% 7/1/41	17,888,815	20,483,892
6.50% 10/1/36	380,036	437,340
Fannie Mae S.F. 30 yr TBA
3.00% 8/1/46	728,643,000	754,799,972
4.50% 8/1/46	123,102,000	134,295,948
Freddie Mac S.F. 15 yr
3.50% 7/1/26	644,359	687,337
Freddie Mac S.F. 20 yr
3.00% 6/1/36	2,741,069	2,873,581
Freddie Mac S.F. 30 yr
3.50% 2/1/45	33,887,122	35,741,299
3.50% 8/1/45	22,487,677	23,899,743
3.50% 11/1/45	28,217,561	29,816,559
3.50% 6/1/46	25,168,059	26,598,335
4.50% 10/1/35	6,592,373	7,212,332
4.50% 4/1/39	689,742	763,644
4.50% 10/1/39	2,027,012	2,222,370
4.50% 11/1/39	365,069	400,434
4.50% 5/1/40	13,212,070	14,736,924
4.50% 8/1/40	2,181,239	2,391,939
4.50% 3/1/41	4,626,375	5,080,592
4.50% 4/1/41	9,019,562	9,905,960
4.50% 9/1/41	896,705	980,896
4.50% 3/1/42	8,569,234	9,423,154
4.50% 7/1/42	7,303,908	8,044,199
4.50% 8/1/44	9,736,143	10,744,676
4.50% 7/1/45	13,875,434	15,231,476

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
5.00% 6/1/36	6,871,789	$7,630,368
5.50% 11/1/36	363,003	405,947
5.50% 7/1/37	559,231	627,772
5.50% 9/1/37	377,057	423,067
5.50% 4/1/38	3,234,584	3,635,559
5.50% 7/1/38	1,359,796	1,530,038
5.50% 6/1/39	1,406,342	1,579,043
5.50% 3/1/40	947,576	1,061,973
5.50% 8/1/40	8,311,832	9,322,823
5.50% 1/1/41	1,026,901	1,154,032
5.50% 6/1/41	22,297,535	25,066,018
6.00% 2/1/36	611,128	701,686
6.00% 8/1/38	2,738,503	3,176,683
6.00% 5/1/40	2,225,711	2,548,642
6.00% 7/1/40	5,052,412	5,787,439
6.50% 4/1/39	1,545,243	1,775,144
6.50% 9/1/39	6,470,831	7,507,392
GNMA I S.F. 30 yr
7.00% 12/15/34	912,858	1,112,621
GNMA II S.F. 30 yr
5.50% 5/20/37	2,055,094	2,292,602
5.50% 4/20/40	2,127,875	2,333,573
6.00% 4/20/46	3,300,392	3,801,162

Total Agency Mortgage-Backed Securities (Cost $2,664,673,437)		2,693,377,270

CORPORATE BONDS–32.36%
Aerospace & Defense–0.11%
Lockheed Martin 3.55% 1/15/26	8,195,000	8,919,536

		8,919,536

Air Freight & Logistics–0.22%
Aviation Capital Group
#144A 4.875% 10/1/25	3,970,000	3,901,478
#144A 6.75% 4/6/21	5,665,000	6,408,531
United Parcel Service 5.125% 4/1/19	6,265,000	6,940,223

		17,250,232

Airlines–0.36%
#¿Air Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27	4,016,222	4,086,506
¿American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26	2,265,211	2,355,820
¿American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27	4,758,220	4,793,669

LVIP Delaware Bond Fund–6

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Airlines (continued)
¿American Airlines 2016-1 Class AA Pass Through Trust 3.575% 1/15/28	4,560,000	$4,826,623
¿United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26	2,498,232	2,637,459
¿United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26	6,136,108	6,496,605
¿United Airlines 2016-1 Class AA Pass Through Trust 3.10% 7/7/28	2,745,000	2,796,469

		27,993,151

Auto Components–0.05%
O’Reilly Automotive 3.55% 3/15/26	3,925,000	4,123,558

		4,123,558

Automobiles–0.02%
General Motors 6.75% 4/1/46	1,515,000	1,803,353

		1,803,353

Banks–4.84%
#Banco Nacional de Costa Rica 144A 5.875% 4/25/21	2,115,000	2,184,689
Bank Nederlandse Gemeenten
#144A 1.625% 4/19/21	10,232,000	10,389,358
#144A 2.375% 3/16/26	1,410,000	1,481,343
Bank of America 4.45% 3/3/26	42,150,000	44,172,821
BB&T 2.05% 5/10/21	6,700,000	6,802,765
#BBVA Bancomer 144A 7.25% 4/22/20	3,485,000	3,859,637
•Branch Banking & Trust 0.976% 9/13/16	9,948,000	9,952,168
Citizens Bank 2.55% 5/13/21	3,555,000	3,593,341
Citizens Financial Group 4.30% 12/3/25	6,520,000	6,875,842
Compass Bank 3.875% 4/10/25	7,055,000	6,782,564
Cooperatieve Rabobank 2.50% 1/19/21	5,130,000	5,261,708
Credit Suisse Group Funding Guernsey
#144A 3.125% 12/10/20	6,635,000	6,631,709
#144A 4.55% 4/17/26	17,250,000	17,930,081
Fifth Third Bancorp 2.875% 7/27/20	3,065,000	3,201,883
Fifth Third Bank
2.25% 6/14/21	5,250,000	5,335,559
3.85% 3/15/26	8,100,000	8,523,427
•HSBC Holdings 6.875% 12/29/49	4,415,000	4,403,963
JPMorgan Chase 3.15% 7/5/16	10,000,000	10,000,000

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
JPMorgan Chase (continued)
3.20% 6/15/26	7,585,000	$7,805,799
4.25% 10/1/27	24,895,000	26,398,807
KeyBank
3.30% 6/1/25	3,310,000	3,494,033
3.40% 5/20/26	16,335,000	16,621,173
6.95% 2/1/28	9,418,000	12,209,326
KFW 1.50% 6/15/21	7,960,000	8,065,454
Lloyds Banking Group 3.10% 7/6/21	1,850,000	1,848,631
•National City Bank 1.052% 6/7/17	5,705,000	5,697,070
PNC Bank
2.60% 7/21/20	6,405,000	6,636,432
6.875% 4/1/18	10,370,000	11,325,658
RBC USA Holdco 5.25% 9/15/20	5,562,000	6,288,197
Santander UK Group Holdings
2.875% 10/16/20	3,440,000	3,420,303
3.125% 1/8/21	4,830,000	4,846,808
SunTrust Bank
2.90% 3/3/21	3,360,000	3,482,600
3.30% 5/15/26	8,265,000	8,349,592
SVB Financial Group
3.50% 1/29/25	8,080,000	8,070,199
#Swedbank 144A 2.65% 3/10/21	8,985,000	9,297,022
Toronto-Dominion Bank
2.125% 4/7/21	6,635,000	6,756,872
2.50% 12/14/20	7,120,000	7,369,243
U.S. Bancorp
2.35% 1/29/21	5,640,000	5,825,618
3.60% 9/11/24	13,190,000	14,222,948
•@USB Capital IX 3.50% 10/29/49	21,538,000	17,634,237
Wachovia 5.75% 6/15/17	9,719,000	10,138,530
Wells Fargo
2.10% 5/8/17	9,500,000	9,582,821
4.30% 7/22/27	195,000	210,827
Zions Bancorp 4.50% 6/13/23	6,497,000	6,895,623

		379,876,681

Beverages–1.03%
Anheuser-Busch InBev Finance 3.65% 2/1/26	42,925,000	46,073,941
#JB 144A 3.75% 5/13/25	7,760,000	8,061,453
Molson Coors Brewing
2.10% 7/15/21	2,850,000	2,862,001
3.00% 7/15/26	4,665,000	4,670,430
4.20% 7/15/46	3,925,000	3,958,445
Pernod Ricard
#144A 3.25% 6/8/26	9,670,000	9,917,571
#144A 4.45% 1/15/22	5,200,000	5,736,442

		81,280,283

LVIP Delaware Bond Fund–7

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Biotechnology–0.57%
AbbVie
3.20% 5/14/26	6,765,000	$6,866,915
4.30% 5/14/36	4,700,000	4,809,510
4.45% 5/14/46	6,100,000	6,211,081
Biogen
4.05% 9/15/25	3,090,000	3,332,506
5.20% 9/15/45	6,915,000	7,806,689
Celgene 3.25% 8/15/22	15,170,000	15,689,967

		44,716,668

Building Products–0.18%
Fortune Brands Home & Security 3.00% 6/15/20	4,465,000	4,616,538
Masco 3.50% 4/1/21	9,685,000	9,930,031

		14,546,569

Capital Markets–1.30%
Affiliated Managers Group 3.50% 8/1/25	6,540,000	6,545,723
Bank of New York Mellon
2.50% 4/15/21	4,190,000	4,344,640
2.80% 5/4/26	6,375,000	6,620,801
Barclays 4.375% 1/12/26	9,525,000	9,650,254
Jefferies Group 6.45% 6/8/27	2,021,000	2,249,488
Lazard Group 3.75% 2/13/25	10,210,000	10,168,098
Morgan Stanley
3.875% 1/27/26	14,895,000	15,844,035
3.95% 4/23/27	8,505,000	8,619,928
State Street
2.55% 8/18/20	4,480,000	4,651,665
3.10% 5/15/23	4,195,000	4,343,801
3.55% 8/18/25	10,125,000	11,023,543
UBS Group Funding Jersey
#144A 4.125% 9/24/25	7,990,000	8,297,879
#144A 4.125% 4/15/26	9,300,000	9,684,741

		102,044,596

Chemicals–1.00%
CF Industries 6.875% 5/1/18	13,307,000	14,464,110
Dow Chemical 8.55% 5/15/19	18,837,000	22,374,720
Eastman Chemical
3.80% 3/15/25	4,960,000	5,251,613
4.65% 10/15/44	18,120,000	18,606,341
Methanex 4.25% 12/1/24	5,270,000	4,711,069
OCP
#144A 4.50% 10/22/25	5,200,000	5,100,680
#144A 6.875% 4/25/44	2,640,000	2,794,319
PPG Industries 2.30% 11/15/19	5,345,000	5,392,154

		78,695,006

Commercial Services & Supplies–0.30%
Penske Truck Leasing
#144A 3.30% 4/1/21	6,305,000	6,488,343

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Services & Supplies (continued)
Penske Truck Leasing (continued)
#144A 3.375% 2/1/22	12,463,000	$12,725,309
Waste Management 2.40% 5/15/23	4,035,000	4,099,520

		23,313,172

Communications Equipment–0.11%
Cisco Systems 1.65% 6/15/18	8,495,000	8,607,924

		8,607,924

Computers & Peripherals–0.16%
#Diamond 1 Finance / Diamond 2 Finance 144A 6.02% 6/15/26	12,350,000	12,898,352

		12,898,352

Construction & Engineering–0.04%
Vale Overseas 5.875% 6/10/21	2,840,000	2,850,650

		2,850,650

Construction Materials–0.10%
#Cemex 144A 7.75% 4/16/26	4,208,000	4,425,133
#Nemak 144A 5.50% 2/28/23	3,500,000	3,640,000

		8,065,133

Consumer Finance–1.07%
BMW US Capital
#144A 2.00% 4/11/21	9,930,000	10,065,624
#144A 2.80% 4/11/26	11,420,000	11,728,625
Ford Motor Credit
3.096% 5/4/23	7,645,000	7,763,666
3.336% 3/18/21	11,385,000	11,820,510
General Motors Financial
3.45% 4/10/22	9,020,000	9,025,322
3.70% 5/9/23	6,250,000	6,291,700
4.375% 9/25/21	5,090,000	5,377,488
5.25% 3/1/26	1,930,000	2,102,000
#Hyundai Capital America 144A 3.00% 3/18/21	11,155,000	11,567,423
Toyota Motor Credit 2.80% 7/13/22	8,105,000	8,531,404

		84,273,762

Diversified Financial Services–1.33%
AerCap Ireland Capital 3.95% 2/1/22	10,775,000	10,801,937
Berkshire Hathaway
2.75% 3/15/23	4,690,000	4,850,192
3.125% 3/15/26	8,615,000	9,044,303
#•Credit Suisse Group 144A 6.25% 12/29/49	7,855,000	7,427,209
#ERAC USA Finance 144A 5.25% 10/1/20	11,406,000	12,816,204
General Electric Capital
#144A 3.80% 6/18/19	4,305,000	4,626,338

LVIP Delaware Bond Fund–8

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
General Electric Capital (continued)
5.55% 5/4/20	2,865,000	$3,305,202
6.00% 8/7/19	8,039,000	9,212,807
National Rural Utilities Cooperative Finance
2.70% 2/15/23	7,455,000	7,762,303
2.85% 1/27/25	5,465,000	5,722,292
•4.75% 4/30/43	9,921,000	9,747,383
•5.25% 4/20/46	3,410,000	3,497,947
#Peachtree Corners Funding Trust 144A 3.976% 2/15/25	6,855,000	6,885,203
#Temasek Financial I 144A 2.375% 1/23/23	2,910,000	3,012,729
•Voya Financial 5.65% 5/15/53	6,020,000	5,681,375

		104,393,424

Diversified Telecommunication Services–0.92%
AT&T
3.60% 2/17/23	6,495,000	6,785,184
4.125% 2/17/26	13,450,000	14,476,652
5.65% 2/15/47	13,360,000	15,359,084
CenturyLink 5.80% 3/15/22	7,008,000	6,830,628
#Colombia Telecomunicaciones 144A 5.375% 9/27/22	3,055,000	2,894,613
#Digicel Group 144A 8.25% 9/30/20	3,035,000	2,549,400
#GTP Acquisition Partners I 144A 2.35% 6/15/20	3,515,000	3,511,872
SBA Tower Trust
#144A 2.24% 4/16/18	5,285,000	5,301,939
#144A 2.898% 10/15/19	4,020,000	4,075,818
Verizon Communications 4.862% 8/21/46	9,805,000	10,761,713

		72,546,903

Electric Utilities–5.16%
Alabama Power 4.30% 1/2/46	5,610,000	6,311,110
Ameren
2.70% 11/15/20	420,000	432,992
3.65% 2/15/26	6,315,000	6,822,896
#American Transmission Systems 144A 5.25% 1/15/22	11,987,000	13,594,265
Appalachian Power
3.40% 6/1/25	6,345,000	6,746,144
4.45% 6/1/45	4,660,000	5,070,793
Berkshire Hathaway Energy 3.75% 11/15/23	9,680,000	10,594,295
Cleveland Electric Illuminating 5.50% 8/15/24	7,535,000	8,925,562
@ComEd Financing III 6.35% 3/15/33	4,578,000	4,970,541
Commonwealth Edison 3.65% 6/15/46	1,630,000	1,669,880

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Commonwealth Edison (continued)
4.35% 11/15/45	7,785,000	$8,867,964
Dominion Resources 3.90% 10/1/25	7,110,000	7,631,035
Duke Energy
3.75% 4/15/24	2,600,000	2,796,443
4.80% 12/15/45	5,585,000	6,493,093
Duke Energy Carolinas 3.875% 3/15/46	4,030,000	4,340,350
Duke Energy Ohio 3.70% 6/15/46	405,000	413,939
#•Electricite de France 144A 5.25% 12/29/49	11,025,000	10,624,241
•Emera 6.75% 6/15/76	12,460,000	12,657,840
#Emera US Finance 144A 4.75% 6/15/46	3,225,000	3,286,152
#•Enel 144A 8.75% 9/24/73	10,620,000	12,120,075
#Enel Finance International 144A 6.00% 10/7/39	4,430,000	5,252,602
Entergy 4.00% 7/15/22	6,665,000	7,161,482
Entergy Arkansas 3.50% 4/1/26	2,525,000	2,770,748
Entergy Louisiana 4.05% 9/1/23	7,435,000	8,290,754
Entergy Mississippi
2.85% 6/1/28	6,035,000	6,139,605
3.10% 7/1/23	4,960,000	5,141,690
Exelon 3.95% 6/15/25	11,430,000	12,242,056
Great Plains Energy 4.85% 6/1/21	3,823,000	4,205,124
Indiana Michigan Power 4.55% 3/15/46	3,895,000	4,346,984
Interstate Power & Light 3.40% 8/15/25	4,935,000	5,340,539
IPALCO Enterprises
3.45% 7/15/20	12,475,000	12,724,500
5.00% 5/1/18	2,440,000	2,562,000
ITC Holdings
3.25% 6/30/26	4,530,000	4,543,051
3.65% 6/15/24	4,300,000	4,482,870
Kansas City Power & Light 3.65% 8/15/25	11,565,000	12,260,380
LG&E & KU Energy
3.75% 11/15/20	6,819,000	7,330,180
4.375% 10/1/21	12,420,000	13,721,492
#Metropolitan Edison 144A 4.00% 4/15/25	8,455,000	8,858,819
MidAmerican Energy 4.25% 5/1/46	12,290,000	13,936,663
NextEra Energy Capital Holdings
2.40% 9/15/19	15,525,000	15,862,017
3.625% 6/15/23	2,860,000	3,019,042
NV Energy 6.25% 11/15/20	7,380,000	8,745,817

LVIP Delaware Bond Fund–9

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Pennsylvania Electric 5.20% 4/1/20	6,983,000	$7,391,310
Public Service of New Hampshire 3.50% 11/1/23	4,715,000	5,061,090
Public Service of Oklahoma 5.15% 12/1/19	7,063,000	7,865,731
South Carolina Electric & Gas 4.10% 6/15/46	7,475,000	7,930,085
Southern
2.75% 6/15/20	23,780,000	24,668,896
3.25% 7/1/26	9,495,000	9,883,260
4.40% 7/1/46	8,905,000	9,612,814
Southwestern Electric Power 6.45% 1/15/19	3,925,000	4,381,156
#Trans-Allegheny Interstate Line 144A 3.85% 6/1/25	4,895,000	5,243,176
Wisconsin Electric Power 4.30% 12/15/45	4,440,000	5,075,209
Xcel Energy 3.30% 6/1/25	14,225,000	15,031,216

		405,451,968

Electronic Equipment, Instruments & Components–0.14%
FLIR Systems 3.125% 6/15/21	3,505,000	3,602,856
#Fortive 144A 3.15% 6/15/26	6,835,000	7,048,833

		10,651,689

Food & Staples Retailing–0.74%
CVS Health 3.875% 7/20/25	7,674,000	8,457,078
Sysco 3.30% 7/15/26	23,040,000	23,953,306
Walgreens Boots Alliance
3.10% 6/1/23	15,745,000	16,060,813
3.45% 6/1/26	7,045,000	7,246,790
4.80% 11/18/44	2,265,000	2,446,306

		58,164,293

Food Products–0.31%
#JBS Investments 144A 7.75% 10/28/20	2,495,000	2,644,700
#JBS USA Finance 144A 5.75% 6/15/25	2,065,000	1,951,425
#Kraft Heinz Foods 144A 3.00% 6/1/26	15,755,000	15,916,993
#Sigma Alimentos 144A 4.125% 5/2/26	3,600,000	3,645,000

		24,158,118

Gas Utilities–0.21%
AGL Capital 3.25% 6/15/26	5,465,000	5,597,275
Dominion Gas Holdings 4.60% 12/15/44	10,280,000	10,742,292

		16,339,567

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Equipment & Supplies–0.54%
Becton Dickinson 6.375% 8/1/19	11,104,000	$12,656,062
St. Jude Medical 2.80% 9/15/20	4,225,000	4,359,706
Thermo Fisher Scientific 3.00% 4/15/23	15,770,000	16,123,216
Zimmer Holdings 4.625% 11/30/19	8,274,000	9,002,865

		42,141,849

Health Care Providers & Services–0.14%
Aetna 3.20% 6/15/26	10,015,000	10,325,104
#@Highmark 144A 6.125% 5/15/41	1,062,000	1,074,553

		11,399,657

Hotels, Restaurants & Leisure–0.30%
Marriott International 3.125% 6/15/26	10,060,000	10,203,446
Starbucks 2.45% 6/15/26	4,580,000	4,657,127
@Starwood Hotels & Resorts Worldwide 3.75% 3/15/25	8,235,000	8,589,410

		23,449,983

Independent Power & Renewable Electricity Producers–0.09%
AES Gener
#144A 5.00% 7/14/25	4,360,000	4,497,161
#144A 5.25% 8/15/21	2,390,000	2,549,011

		7,046,172

Insurance–1.29%
Berkshire Hathaway Finance 2.90% 10/15/20	6,595,000	7,006,422
#Five Corners Funding Trust 144A 4.419% 11/15/23	3,540,000	3,826,521
MetLife 6.817% 8/15/18	9,489,000	10,597,182
#MetLife Capital Trust X 144A 9.25% 4/8/38	7,696,000	10,580,561
#Principal Life Global Funding II 144A 3.00% 4/18/26	5,920,000	6,045,646
Prudential Financial
•5.375% 5/15/45	5,340,000	5,393,400
•5.625% 6/15/43	3,710,000	3,873,500
•5.875% 9/15/42	3,195,000	3,458,587
TIAA Asset Management Finance
#144A 2.95% 11/1/19	5,690,000	5,833,769
#144A 4.125% 11/1/24	25,310,000	26,634,903
XLIT
4.45% 3/31/25	7,970,000	8,057,200
5.50% 3/31/45	6,937,000	6,876,912
•6.50% 12/29/49	4,450,000	3,103,875

		101,288,478

Internet Software & Services–0.18%
Priceline Group 3.60% 6/1/26	7,010,000	7,254,670

LVIP Delaware Bond Fund–10

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Internet Software & Services (continued)
#Tencent Holdings 144A 3.375% 5/2/19	6,765,000	$7,022,226

		14,276,896

IT Services–0.21%
Fidelity National Information Services 5.00% 10/15/25	14,440,000	16,422,944

		16,422,944

Media–1.91%
21st Century Fox America 4.95% 10/15/45	10,830,000	12,381,322
#Charter Communications Operating 144A 4.908% 7/23/25	34,165,000	37,419,934
#Columbus International 144A 7.375% 3/30/21	2,800,000	2,967,300
Comcast 3.15% 3/1/26	33,335,000	35,524,843
Grupo Televisa
5.00% 5/13/45	3,770,000	3,637,451
6.125% 1/31/46	1,900,000	2,107,613
Historic TW 6.875% 6/15/18	15,977,000	17,656,390
Omnicom Group 3.60% 4/15/26	1,491,000	1,573,540
#Sky 144A 3.75% 9/16/24	27,281,000	28,393,410
Time Warner 2.95% 7/15/26	2,535,000	2,559,521
#VTR Finance 144A 6.875% 1/15/24	2,975,000	2,973,453
WPP Finance 2010 5.625% 11/15/43	2,715,000	3,130,669

		150,325,446

Metals & Mining–0.24%
#•BHP Billiton Finance USA 144A 6.25% 10/19/75	5,145,000	5,430,547
#MMC Norilsk Nickel 144A 5.55% 10/28/20	2,000,000	2,126,036
Rio Tinto Finance USA 3.75% 6/15/25	10,441,000	10,942,815

		18,499,398

Multi-Utilities–0.90%
Ameren Illinois 9.75% 11/15/18	14,616,000	17,353,051
American Water Capital 3.40% 3/1/25	5,960,000	6,469,449
Black Hills 3.95% 1/15/26	2,475,000	2,631,343
CMS Energy 6.25% 2/1/20	7,694,000	8,864,381
#Credit Suisse Group Funding Guernsey 144A 3.80% 6/9/23	8,905,000	8,895,570
DTE Energy 3.30% 6/15/22	7,620,000	8,041,516
NiSource Finance 6.125% 3/1/22	6,578,000	7,837,200
Puget Energy 6.00% 9/1/21	2,034,000	2,369,905
SCANA 4.125% 2/1/22	5,188,000	5,396,521

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Multi-Utilities (continued)
WEC Energy Group 3.55% 6/15/25	2,960,000	$3,182,160

		71,041,096

Oil, Gas & Consumable Fuels–1.39%
Chevron 2.954% 5/16/26	8,440,000	8,733,282
CNOOC Finance 2015 Australia 2.625% 5/5/20	3,860,000	3,902,657
ConocoPhillips 4.95% 3/15/26	6,070,000	6,896,097
Energy Transfer Partners
4.75% 1/15/26	3,990,000	4,111,009
9.70% 3/15/19	4,776,000	5,410,573
EnLink Midstream Partners 2.70% 4/1/19	4,349,000	4,229,659
Enterprise Products Operating
3.95% 2/15/27	8,565,000	9,103,653
•7.034% 1/15/68	1,624,000	1,711,686
Noble Energy 5.05% 11/15/44	5,535,000	5,594,745
Petrobras Global Finance 8.375% 5/23/21	3,010,000	3,113,845
Petroleos Mexicanos
6.625% 6/15/35	1,240,000	1,284,640
#144A 6.875% 8/4/26	2,890,000	3,238,245
#Petronas Global Sukuk 144A 2.707% 3/18/20	5,475,000	5,546,739
Plains All American Pipeline 8.75% 5/1/19	7,183,000	8,216,167
Regency Energy Partners 5.875% 3/1/22	10,345,000	11,078,274
Shell International Finance
2.875% 5/10/26	3,200,000	3,255,309
4.00% 5/10/46	4,670,000	4,775,472
Williams Partners 7.25% 2/1/17	6,510,000	6,705,671
Woodside Finance
#144A 3.65% 3/5/25	3,985,000	3,899,761
#144A 8.75% 3/1/19	7,519,000	8,667,264

		109,474,748

Paper & Forest Products–0.35%
Georgia-Pacific 8.00% 1/15/24	13,854,000	18,535,433
International Paper 5.15% 5/15/46	8,290,000	8,977,971

		27,513,404

Pharmaceuticals–0.41%
AstraZeneca 3.375% 11/16/25	8,875,000	9,315,271
Mylan
#144A 3.15% 6/15/21	1,355,000	1,375,982
#144A 3.95% 6/15/26	21,165,000	21,462,538

		32,153,791

LVIP Delaware Bond Fund–11

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts–1.53%
Alexandria Real Estate Equities 3.95% 1/15/27	2,590,000	$2,675,239
American Tower
4.00% 6/1/25	8,447,000	8,999,577
4.40% 2/15/26	3,210,000	3,491,822
#American Tower Trust I 144A 3.07% 3/15/23	6,675,000	6,869,378
AvalonBay Communities 2.95% 5/11/26	11,075,000	11,142,026
Corporate Office Properties
3.60% 5/15/23	4,970,000	4,838,752
5.25% 2/15/24	5,560,000	5,945,786
Crown Castle International 5.25% 1/15/23	7,985,000	8,989,593
DDR 7.875% 9/1/20	6,092,000	7,363,632
Education Realty Operating Partnership 4.60% 12/1/24	6,595,000	6,781,282
Hospitality Properties Trust 4.50% 3/15/25	6,075,000	6,117,598
Host Hotels & Resorts 3.75% 10/15/23	6,460,000	6,517,106
#PLA Administradora Industrial S de RL 144A 5.25% 11/10/22	3,995,000	4,059,919
Regency Centers 5.875% 6/15/17	2,173,000	2,259,075
Simon Property Group 2.50% 7/15/21	3,000,000	3,092,898
Sovran Acquisition 3.50% 7/1/26	5,675,000	5,738,117
#Trust F 144A 5.25% 1/30/26	2,370,000	2,423,325
UDR 4.00% 10/1/25	2,075,000	2,253,332
#WEA Finance 144A 3.75% 9/17/24	14,530,000	15,173,694
WP Carey 4.60% 4/1/24	5,270,000	5,415,621

		120,147,772

Road & Rail–0.27%
Burlington Northern Santa Fe 4.70% 9/1/45	11,389,000	13,426,560
Norfolk Southern 2.90% 6/15/26	7,210,000	7,434,209

		20,860,769

Semiconductors & Semiconductor Equipment–0.21%
Intel 2.60% 5/19/26	5,515,000	5,628,388
National Semiconductor 6.60% 6/15/17	10,220,000	10,761,854

		16,390,242

Software–0.63%
CDK Global 4.50% 10/15/24	5,870,000	5,840,844
Oracle 1.90% 9/15/21	2,580,000	2,591,360

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Software (continued)
Oracle (continued)
2.40% 9/15/23	32,265,000	$32,411,096
4.00% 7/15/46	8,300,000	8,389,823

		49,233,123

Specialty Retail–0.38%
Home Depot 3.00% 4/1/26	3,900,000	4,149,959
Lowe’s
2.50% 4/15/26	5,170,000	5,272,345
3.375% 9/15/25	6,090,000	6,667,429
3.70% 4/15/46	8,845,000	9,118,832
Target 3.625% 4/15/46	4,495,000	4,603,213

		29,811,778

Technology Hardware, Storage & Peripherals–0.07%
#Samsung Electronics America 144A 1.75% 4/10/17	5,285,000	5,299,624

		5,299,624

Textiles, Apparel & Luxury Goods–0.09%
#INVISTA Finance 144A 4.25% 10/15/19	7,405,000	7,256,900

		7,256,900

Tobacco–0.39%
Reynolds American
4.00% 6/12/22	9,150,000	9,957,305
4.45% 6/12/25	18,261,000	20,488,459

		30,445,764

Wireless Telecommunication Services–0.57%
America Movil 5.00% 3/30/20	5,250,000	5,827,127
#Crown Castle Towers 144A 4.883% 8/15/20	30,655,000	33,453,256
#Millicom International Cellular 144A 6.625% 10/15/21	2,750,000	2,833,737
#Vimpel Communications Via VIP Finance Ireland 144A 7.748% 2/2/21	2,205,000	2,444,123

		44,558,243

Total Corporate Bonds (Cost $2,440,835,253)		2,542,002,665

MUNICIPAL BONDS–2.44%
California State Various Purposes 7.55% 4/1/39	2,655,000	4,199,599
Dallas Area Rapid Transit Series A 5.00% 12/1/46	8,095,000	9,987,368
Los Angeles, California Department of Water & Power Revenue Taxable Build America Bonds

LVIP Delaware Bond Fund–12

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
6.574% 7/1/45	16,555,000	$24,969,907
Massachusetts State Transportation Fund Revenue Recovery Zone Economic Development Taxable Build America Bonds 5.731% 6/1/40	6,425,000	9,023,784
New Jersey State Turnpike Authority Revenue Taxable Build America Bonds Series A 7.102% 1/1/41	13,481,000	20,402,550
New Jersey State Turnpike Revenue Authority Taxable Build America Bonds Series F 7.414% 1/1/40	2,595,000	4,074,280
New Jersey Turnpike Authority Series E 5.00% 1/1/45	7,955,000	9,514,180
New York City, New York
Series C 5.00% 8/1/26	3,665,000	4,747,678
Series C 5.00% 8/1/27	2,040,000	2,623,889
New York City, New York Taxable Build America Bonds Series F-1 6.271% 12/1/37	18,710,000	26,815,733
New York Metropolitan Transportation Authority Revenue Taxable Build America Bonds Series E 6.814% 11/15/40	3,690,000	5,382,861
New York Triborough Bridge & Tunnel Authority Revenue Taxable Build America Bond Series A2 5.45% 11/15/32	18,055,000	22,842,283
Oregon State Taxable Pension 5.892% 6/1/27	3,475,000	4,588,981
San Francisco Bay Area California Toll Authority Bridge Revenue Taxable Build America Bonds Series S3 6.907% 10/1/50	13,685,000	21,972,910
South Carolina Public Service Authority Series D 4.77% 12/1/45	3,163,000	3,655,479
Texas Water Development Board Series A 5.00% 10/15/45	2,645,000	3,263,216
University of Missouri (Curators University) Taxable Build America Bonds 5.792% 11/1/41	9,235,000	13,332,477

Total Municipal Bonds (Cost $148,011,420)		191,397,175

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES–7.76%
Ally Master Owner Trust
Series 2012-5 A 1.54% 9/15/19	13,755,000	$13,798,199
Series 2014-4 A2 1.43% 6/17/19	10,755,000	10,780,326
#•ALM VII Series 2012-7A A1 144A 2.053% 10/19/24	14,750,000	14,584,638
American Express Credit Account Master Trust
•Series 2012-1 A 0.712% 1/15/20	3,275,000	3,276,916
•Series 2013-2 A 0.862% 5/17/21	3,380,000	3,382,458
•Series 2014-1 A 0.812% 12/15/21	7,000,000	6,999,999
Series 2014-3 A 1.49% 4/15/20	6,195,000	6,242,658
•American Express Credit Account Secured Note Trust Series 2012-4 A 0.682% 5/15/20	15,940,000	15,947,962
#•AMMC CDO Series 2015-16A A1 144A 2.13% 4/14/27	9,135,000	9,103,046
#•Ares XXXII Series 2014-32A A1 144A 2.106% 11/15/25	15,000,000	14,944,800
#ARI Fleet Lease Trust Series 2015-A A2 144A 1.11% 11/15/18	1,476,972	1,476,968
Avery Point VI
#•Series 2015-6A A 144A 2.083% 8/5/27	8,350,000	8,316,416
#•Series 2015-6A B 144A 2.583% 8/5/27	3,000,000	2,936,046
Avis Budget Rental Car Funding AESOP
#Series 2013-1A A 144A 1.92% 9/20/19	6,000,000	6,014,756
#Series 2014-1A A 144A 2.46% 7/20/20	7,920,000	8,031,869
BA Credit Card Trust
•Series 2014-A3 A 0.732% 1/15/20	9,745,000	9,759,507
•Series 2015-A1 A 0.772% 6/15/20	20,995,000	21,019,237
•Series 2016-A1 A 0.835% 10/15/21	7,350,000	7,350,000
#•BlueMountain CLO Series 2013-4A B1 144A 2.528% 4/15/25	5,000,000	4,878,015
•BMW Vehicle Lease Trust Series 2016-1 A2B 0.948% 1/22/18	4,200,000	4,208,512

LVIP Delaware Bond Fund–13

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Cabela’s Credit Card Master Note Trust Series 2015-1A A1 2.26% 3/15/23	4,000,000	$4,100,014
#California Republic Auto Receivables Trust Series 2013-1 A2 144A 1.41% 9/17/18	491,689	492,055
Capital One Multi-Asset Execution Trust
•Series 2007-A2 A2 0.522% 12/16/19	6,840,000	6,834,071
•Series 2007-A5 A5 0.482% 7/15/20	9,020,000	8,991,569
•Series 2014-A4 A 0.802% 6/15/22	7,460,000	7,418,591
•Series 2016-A1 A1 0.90% 2/15/22	10,000,000	10,017,261
#•Cent CLO 20 Series 2013-20A A 144A 2.118% 1/25/26	9,000,000	8,925,381
#•Cent CLO 21 Series 2014-21A A1B 144A 2.024% 7/27/26	15,000,000	14,755,725
Chase Issuance Trust
•Series 2007-B1 B1 0.692% 4/15/19	21,012,000	20,957,180
•Series 2013-A9 A 0.862% 11/16/20	7,500,000	7,501,895
•Series 2014-A5 A5 0.812% 4/15/21	9,125,000	9,112,555
•Series 2016-A1 A 0.852% 5/17/21	6,100,000	6,101,754
Chesapeake Funding
#•Series 2012-2A A 144A 0.92% 5/7/24	45,656	45,647
#•Series 2014-1A A 144A 0.885% 3/7/26	4,206,741	4,190,903
#CIT Equipment Collateral Series 2014-VT1 A2 144A 0.86% 5/22/17	1,119,526	1,118,421
Citibank Credit Card Issuance Trust
Series 2007-A8 A8 5.65% 9/20/19	3,775,000	3,990,876
•Series 2013-A4 A4 0.872% 7/24/20	4,500,000	4,492,575
Series 2014-A6 A6 2.15% 7/15/21	9,340,000	9,604,412
•Series 2014-A9 A9 0.701% 11/23/18	5,480,000	5,481,331
fCiticorp Residential Mortgage Securities Series 2006-3 A5 5.908% 11/25/36	5,708,000	5,651,296
•CNH Equipment Trust Series 2016-B A2B 1.05% 10/15/19	5,830,000	5,822,638

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Discover Card Execution Note Trust
•Series 2014-A1 A1 0.872% 7/15/21	4,785,000	$4,795,994
Series 2015-A3 A 1.45% 3/15/21	6,635,000	6,704,091
•Series 2016-A2 A2 0.982% 9/15/21	4,395,000	4,413,007
#•Dryden XVI-Leveraged Loan CDO Series 2006-16A A1 144A 0.874% 10/20/20	885,553	883,518
#FirstKey Lending Trust Series 2015-SFR1 A 144A 2.553% 3/9/47	3,425,666	3,448,918
#•Flagship VII Series 2013-7A A1 144A 2.104% 1/20/26	14,000,000	13,891,752
Ford Credit Auto Lease Trust Series 2015-A A3 1.13% 6/15/18	5,135,000	5,140,259
•Ford Credit Auto Owner Trust 2016-b Series 2016-B A2B 0.752% 3/15/19	6,000,000	6,006,170
•Ford Credit Floorplan Master Owner Trust A Series 2015-2 A2 1.012% 1/15/22	10,000,000	9,972,035
•GE Dealer Floorplan Master Note Trust Series 2015-1 A 0.938% 1/20/20	5,010,000	4,994,260
#•Golden Credit Card Trust Series 2014-2A A 144A 0.892% 3/15/21	12,895,000	12,819,765
#GreatAmerica Leasing Receivables Series 2014-1 A3 144A 0.89% 7/15/17	2,282,288	2,280,975
#HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44	1,756,300	1,553,974
#Hyundai Auto Lease Securitization Trust Series 2014-A A4 144A 1.01% 9/15/17	7,145,000	7,144,695
•Hyundai Auto Receivables Trust Series 2015-C A2B 0.812% 11/15/18	6,692,482	6,697,208
#•JFIN CLO Series 2014-1A A 144A 2.134% 4/20/25	9,500,000	9,465,116
#•KKR Financial CLO Series 2013-1A A1 144A 1.778% 7/15/25	10,000,000	9,853,730
#•MAPS CLO Fund II Series 2007-2A A1 144A 0.874% 7/20/22	7,527,954	7,412,746
•Mercedes-Benz Auto Lease Trust Series 2016-A A2B 1.002% 7/16/18	4,565,000	4,563,300

LVIP Delaware Bond Fund–14

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
#•Mercedes-Benz Master Owner Trust Series 2016-AA A 144A 1.022% 5/15/20	5,785,000	$5,793,643
•Morgan Stanley ABS Capital I Trust Series 2005-HE5 M1 1.083% 9/25/35	5,027,244	5,005,112
•New Century Home Equity Loan Trust Series 2005-2 M1 0.883% 6/25/35	5,310,760	5,268,429
•Nissan Auto Lease Trust Series 2015-B A2B 0.972% 12/15/17	3,992,571	3,998,227
•Nissan Auto Receivables Owner Trust Series 2015-C A2B 0.792% 11/15/18	5,329,530	5,329,542
#•OHA Credit Partners IX Series 2013-9A A1 144A 2.034% 10/20/25	3,373,174	3,353,019
#•Penarth Master Issuer Series 2015-2A A1 144A 0.848% 5/18/19	4,000,000	3,983,212
#Porsche Innovative Lease Owner Trust Series 2015-1 A3 144A 1.19% 7/23/18	5,300,000	5,305,569
•RAMP Series Trust Series 2005-RS3 M1 0.873% 3/25/35	3,257,652	3,241,836
#•Saranac CLO I Series 2013-1A A1A 144A 2.116% 10/26/24	10,000,000	9,951,230
#•Shackleton V CLO Series 2014-5A A 144A 2.132% 5/7/26	10,425,000	10,339,807
Synchrony Credit Card Master Note Trust
Series 2012-6 A 1.36% 8/17/20	7,870,000	7,889,932
Series 2015-2 A 1.60% 4/15/21	6,010,000	6,034,343
#•Telos CLO Series 2013-4A A 144A 1.933% 7/17/24	11,500,000	11,408,403
#•THL Credit Wind River CLO Series 2013-2A A2B 144A 2.273% 1/18/26	6,265,000	6,216,359
Toyota Auto Receivables Owner Trust
•Series 2015-B A2B 0.652% 11/15/17	2,295,357	2,295,825
Series 2015-B A3 1.27% 5/15/19	7,000,000	7,030,789
•Series 2016-B A2B 0.692% 10/15/18	5,005,000	5,007,226
Trade MAPS 1
#•Series 2013-1A A 144A 1.145% 12/10/18	10,390,000	10,348,356
#•Series 2013-1A B 144A 1.695% 12/10/18	6,067,000	6,021,531
#•Venture XVI CLO Series 2014-16A A1L 144A 2.128% 4/15/26	12,000,000	11,898,648

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Volkswagen Auto Lease Trust Series 2015-A A3 1.25% 12/20/17	5,365,000	$5,364,992
#Volkswagen Credit Auto Master Trust Series 2014-1A A2 144A 1.40% 7/22/19	15,785,000	15,690,517
Volvo Financial Equipment
#Series 2014-1A A3 144A 0.82% 4/16/18	1,535,106	1,532,270
#Series 2014-1A B 144A 1.66% 11/16/20	4,300,000	4,301,585
#Series 2016-1A A3 144A 1.67% 2/18/20	1,250,000	1,251,923
•World Financial Network Credit Card Master Trust Series 2015-A A 0.922% 2/15/22	4,830,000	4,824,081

Total Non-Agency Asset-Backed Securities (Cost $609,570,448)		609,386,397

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.01%
Agate Bay Mortgage Trust
#•Series 2015-1 B1 144A 3.82% 1/25/45	3,739,049	3,744,188
#•Series 2015-1 B2 144A 3.82% 1/25/45	2,112,616	2,081,257
¿CHL Mortgage Pass Through Trust Series 2005-6 1A11 5.25% 2/25/26	244,382	243,939
JPMorgan Mortgage Trust
#•Series 2014-2 B1 144A 3.426% 6/25/29	2,709,489	2,713,065
#•Series 2014-2 B2 144A 3.426% 6/25/29	1,008,816	983,494
#•Series 2014-IVR6 2A4 144A 2.50% 7/25/44	3,315,000	3,346,830
#•Series 2015-4 B1 144A 3.634% 6/25/45	3,521,237	3,427,897
#•Series 2015-4 B2 144A 3.634% 6/25/45	2,521,609	2,404,793
JPMorgan Trust
#•Series 2015-1 B1 144A 2.663% 12/25/44	4,624,783	4,570,205
#•Series 2015-1 B2 144A 2.663% 12/25/44	3,892,732	3,778,610
#•Series 2015-5 B2 144A 2.901% 5/25/45	3,855,480	3,609,290
#•Series 2015-6 B1 144A 3.645% 10/25/45	2,548,570	2,601,300
#•Series 2015-6 B2 144A 3.645% 10/25/45	2,471,906	2,475,618
#•New Residential Mortgage Loan Trust Series 2015-2A A1 144A 3.75% 8/25/55	5,708,185	5,975,423

LVIP Delaware Bond Fund–15

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Sequoia Mortgage Trust
•Series 2013-4 B2 3.499% 4/25/43	2,297,772	$2,259,045
#•Series 2013-11 B1 144A 3.668% 9/25/43	3,127,999	3,110,114
#•Series 2014-2 A4 144A 3.50% 7/25/44	3,686,902	3,790,596
#•Series 2015-1 B2 144A 3.887% 1/25/45	2,678,129	2,694,781
•Thornburg Mortgage Securities Trust Series 2007-4 1A1 2.48% 9/25/37	2,816,530	2,677,528
Towd Point Mortgage Trust
#•Series 2015-5 A1B 144A 2.75% 5/25/55	5,412,750	5,479,943
#•Series 2015-6 A1B 144A 2.75% 4/25/55	5,576,344	5,649,319
#•Series 2016-1 A1B 144A 2.75% 2/25/55	4,455,208	4,514,032
#•Series 2016-2 A1 144A 3.00% 8/25/55	3,586,609	3,662,998
#•WinWater Mortgage Loan Trust Series 2015-3 B1 144A 3.914% 3/20/45	3,789,260	3,941,599

Total Non-Agency Collateralized Mortgage Obligations (Cost $78,792,057)		79,735,864

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–4.68%
•Banc of America Commercial Mortgage Trust Series 2007-4 AM 6.00% 2/10/51	6,355,000	6,621,787
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PWR18 A4 5.70% 6/11/50	3,564,175	3,682,280
Citigroup Commercial Mortgage Trust
•Series 2007-C6 AM 5.901% 12/10/49	3,550,000	3,562,644
Series 2014-GC25 A4 3.635% 10/10/47	7,035,000	7,641,172
Series 2015-GC27 A5 3.137% 2/10/48	16,130,000	16,926,783
Series 2016-P3 A4 3.329% 4/15/49	6,000,000	6,403,193
COMM Mortgage Trust
#Series 2013-CR6 AM 144A 3.147% 3/10/46	6,130,000	6,387,952

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust (continued)
Series 2014-CR16 A4 4.051% 4/10/47	6,121,000	$6,859,231
Series 2014-CR19 A5 3.796% 8/10/47	9,045,000	9,953,585
Series 2014-CR20 A4 3.59% 11/10/47	3,183,000	3,461,463
Series 2014-CR20 AM 3.938% 11/10/47	12,495,000	13,606,163
#Series 2015-3BP A 144A 3.178% 2/10/35	20,950,000	22,067,190
Series 2015-CR23 A4 3.497% 5/10/48	3,305,000	3,555,755
Commercial Mortgage Trust Series 2007-GG9 AM 5.475% 3/10/39	4,110,209	4,178,996
DB-JPM Series 2016-C1 A4 3.276% 5/10/49	7,315,000	7,789,837
DB-UBS Mortgage Trust
#Series 2011-LC1A A3 144A 5.002% 11/10/46	6,096,000	6,828,901
#•Series 2011-LC1A C 144A 5.883% 11/10/46	7,500,000	8,510,113
#GRACE Mortgage Trust Series 2014-GRCE A 144A 3.369% 6/10/28	15,710,000	16,771,394
GS Mortgage Securities Trust
#•Series 2010-C1 C 144A 5.635% 8/10/43	3,460,000	3,779,236
Series 2014-GC24 A5 3.931% 9/10/47	11,450,000	12,689,482
Series 2015-GC32 A4 3.764% 7/10/48	4,050,000	4,459,580
Hilton USA Trust
#Series 2013-HLT AFX 144A 2.662% 11/5/30	5,590,000	5,613,868
#Series 2013-HLT BFX 144A 3.367% 11/5/30	11,790,000	11,847,769
#Houston Galleria Mall Trust Series 2015-HGLR A1A2 144A 3.087% 3/5/37	9,235,000	9,593,038
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	14,195,000	15,590,625
JPM-DB Commercial Mortgage Securities Trust Series 2016-C2 A4 3.144% 6/15/49	13,480,000	14,173,689
JPMorgan Chase Commercial Mortgage Securities Trust
•Series 2005-CB11 E 5.675% 8/12/37	1,895,000	2,056,589

LVIP Delaware Bond Fund–16

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust (continued)
•Series 2005-LDP5 D 5.718% 12/15/44	3,600,000	$3,588,012
Series 2006-LDP8 AM 5.44% 5/15/45	11,962,000	11,967,723
Series 2013-LC11 B 3.499% 4/15/46	5,425,000	5,623,161
Series 2015-JP1 A5 3.914% 1/15/49	9,875,000	11,017,647
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	122,252	122,493
•Series 2006-C6 AJ 5.452% 9/15/39	7,527,000	7,495,668
Series 2006-C6 AM 5.413% 9/15/39	16,607,000	16,664,814
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.741% 8/15/47	5,675,000	6,219,125
Series 2015-C23 A4 3.719% 7/15/50	12,800,000	14,047,107
Series 2015-C26 A5 3.531% 10/15/48	10,054,800	10,875,236
Series 2016-C29 A4 3.325% 5/15/49	5,620,000	5,981,119
•Morgan Stanley Capital I Trust Series 2006-HQ10 B 5.448% 11/12/41	3,200,000	3,008,111
#TimberStar Trust I Series 2006-1A A 144A 5.668% 10/15/36	3,716,000	3,733,433
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 A3 2.918% 10/15/45	4,330,000	4,553,338
Series 2012-LC5 B 4.142% 10/15/45	3,750,000	3,987,211
Series 2014-LC18 A5 3.405% 12/15/47	1,975,000	2,113,390
Series 2015-NXS3 A4 3.617% 9/15/57	5,100,000	5,538,742
WF-RBS Commercial Mortgage Trust Series 2012-C10 A3 2.875% 12/15/45	15,609,638	16,361,225

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $360,844,865)		367,509,870

ΔREGIONAL BONDS–0.49%
Province of British Columbia Canada 2.25% 6/2/26	11,430,000	11,733,135

	Principal Amount°	Value (U.S. $)

ΔREGIONAL BONDS (continued)
Province of Manitoba Canada 2.125% 6/22/26	6,895,000	$6,863,455
Province of Quebec Canada 2.50% 4/20/26	7,585,000	7,814,780

		26,411,370

Japan Finance Organization For Municipalities #144A 2.125% 4/13/21	11,608,000	11,808,064

		11,808,064

Total Regional Bonds (Cost $37,396,352)		38,219,434

«SENIOR SECURED LOANS–0.59%
FCA US Tranche B 1st Lien 3.50% 5/24/17	3,405,237	3,407,723
First Data Tranche B 1st Lien 4.452% 3/24/21	15,000,000	14,975,025
Level 3 Financing Tranche B 1st Lien 4.00% 1/15/20	11,950,000	11,957,469
Univision Communications Tranche C4 1st Lien 4.00% 3/1/20	11,604,444	11,556,750
USI Tranche B 1st Lien 4.25% 12/27/19	4,661,946	4,609,499

Total Senior Secured Loans (Cost $46,278,319)		46,506,466

ΔSOVEREIGN BONDS–0.29%
Croatia–0.03%
#Croatia Government International Bond 144A 6.375% 3/24/21	2,000,000	2,186,550

		2,186,550

Germany–0.05%
FMS Wertmanagement 1.375% 6/8/21	3,765,000	3,791,859

		3,791,859

Guatemala–0.04%
#Guatemala Government Bond 144A 4.50% 5/3/26	3,000,000	3,056,250

		3,056,250

Indonesia–0.03%
#Indonesia Government International Bond 144A 4.875% 5/5/21	2,300,000	2,502,947

		2,502,947

LVIP Delaware Bond Fund–17

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Paraguay–0.04%
#Paraguay Government International Bond 144A 5.00% 4/15/26	3,000,000	$3,172,500

		3,172,500

Qatar–0.06%
Qatar Government International Bond
#144A 3.25% 6/2/26	2,340,000	2,391,773
#144A 4.625% 6/2/46	2,015,000	2,199,550

		4,591,323

Uruguay–0.04%
Uruguay Government International Bond 4.375% 10/27/27	3,321,000	3,520,260

		3,520,260

Total Sovereign Bonds (Cost $21,839,542)		22,821,689

U.S. TREASURY OBLIGATIONS–9.23%
U.S. Treasury Bonds
2.50% 5/15/46	106,610,000	111,099,240
3.00% 11/15/45	151,570,000	174,287,766
U.S. Treasury Notes
1.125% 6/30/21	12,975,000	13,043,417
1.375% 5/31/21	162,250,000	165,181,209
1.625% 5/15/26	134,665,000	136,316,801
2.25% 11/15/25	116,965,000	124,791,596

Total U.S. Treasury Obligations (Cost $711,149,259)		724,720,029

	Number of Shares

PREFERRED STOCK–0.47%
•General Electric 5.00%	17,606,000	18,701,973
•@Integrys Energy Group 6.00%	285,850	7,735,816
#•PNC Preferred Funding Trust II 1.875%	11,400,000	10,060,500
#•@USB Realty 1.775%	715,000	572,894

Total Preferred Stock (Cost $36,288,660)		37,071,183

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–1.29%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	101,294,696	$101,294,696

Total Money Market Fund (Cost $101,294,696)		101,294,696

	Principal Amount°

SHORT-TERM INVESTMENTS–11.40%
Certificates of Deposit–3.16%
Banco Estado Chile
0.58% 7/1/16	50,000,000	50,000,350
0.66% 8/26/16	25,000,000	25,007,217
Bank of Montreal Chicago
0.86% 12/7/16	25,000,000	25,003,050
0.99% 10/17/16	25,000,000	25,021,965
Barclays Bank New York 0.58% 7/25/16	25,000,000	25,003,433
Credit Suisse New York 1.28% 1/9/17	23,000,000	23,035,556
Swedbank New York 0.80% 7/5/16	75,000,000	75,000,345

		248,071,916

≠Discounted Commercial Paper–7.92%
Abbey National Treasury Services 0.82% 7/1/16	63,000,000	63,000,000
Air Products & Chemicals 0.891% 7/5/16	53,700,000	53,697,315
BMW US Capital 0.41% 7/12/16	28,730,000	28,726,389
BNP Paribas 0.84% 7/1/16	78,785,000	78,785,000
Cornell University
0.42% 7/21/16	12,000,000	11,997,360
0.43% 7/25/16	15,000,000	14,995,800
0.43% 8/4/16	19,300,000	19,292,280
0.44% 8/11/16	16,250,000	16,241,713
0.44% 8/24/16	13,200,000	13,191,684
Dartmouth College
0.471% 8/17/16	25,000,000	24,985,500
0.501% 9/19/16	10,000,000	9,997,500
Duke University
0.43% 7/25/16	13,753,000	13,749,476
0.471% 8/16/16	21,409,000	21,397,848
0.601% 9/19/16	25,000,000	24,972,550
JPMorgan Securities
0.571% 8/2/16	41,000,000	40,984,629
0.623% 7/22/16	25,000,000	24,993,950

LVIP Delaware Bond Fund–18

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENTS (continued)
≠Discounted Commercial Paper (continued)
Nestle Finance International 0.581% 7/27/16	15,380,000	$15,376,067
Princeton University
0.40% 7/15/16	11,500,000	11,500,215
0.43% 8/18/16	24,000,000	24,000,881
Sanofi 0.541% 9/13/16	25,000,000	24,972,917
University of California 0.43% 7/7/16	20,950,000	20,948,533
University of Chicago
0.45% 7/7/16	25,000,000	24,998,000
0.48% 8/15/16	15,000,000	14,990,850

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENTS (continued)
≠Discounted Commercial Paper (continued)
Westpac Banking 0.967% 10/3/16	25,000,000	$24,958,900

		622,755,357

Floating Rate Note–0.32%
Royal Bank of Canada
•0.88% 10/14/16	25,000,000	25,017,775

		25,017,775

Total Short Term Investments (Cost $895,703,318)		895,845,048

TOTAL VALUE OF SECURITIES–110.56% (Cost $8,488,089,312)	8,685,201,827
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(10.56%)	(829,220,110)

NET ASSETS APPLICABLE TO 551,856,097 SHARES OUTSTANDING–100.00%	$7,855,981,717

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2016, the aggregate value of Rule 144A securities was $1,187,666,275, which represents 15.12% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

Δ	Securities have been classified by country of origin.

•	Variable rate security. The rate shown is the rate as of June 30, 2016. Interest rates reset periodically.

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.

@	Illiquid security. At June 30, 2016, the aggregate value of illiquid securities was $40,577,451, which represents 0.52% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

≠	The rate shown is the effective yield at the time of purchase.

«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2016.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2016.

The following futures contracts and swap contracts were outstanding at June 30, 2016:1

Futures Contracts

	Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1,217	U.S. Treasury 10 yr Notes	$161,355,323	$161,841,984	9/22/16	$486,661
828	U.S. Treasury Long Bond	139,249,932	142,700,625	9/22/16	3,450,693

					$3,937,354

LVIP Delaware Bond Fund–19

LVIP Delaware Bond Fund

Schedule of Investments (continued)

Swap Contracts

CDS Contracts

Counterparty	Swap Referenced Obligation	Notional Value[2]	Annual Protection Payments	Termination Date	Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)

	Protection Sold:
HSBC	CDX.EM.25[3]	19,490,000	1.00%	6/20/21	$(1,705,885)	$234,041

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

2Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

3Markit’s Emerging Markets CDX Index, or the CDX.EM Index is composed of fourteen sovereign issuers from the following regions: Latin America, Middle East, Eastern Europe, Africa and Asia.

Summary of Abbreviations:

CDS–Credit Default Swap

CDX.EM–Credit Default Swap Index Emerging Markets

CLO–Collateralized Loan Obligation

DB–Deutsche Bank

GE–General Electric

GNMA–Government National Mortgage Association

GS–Goldman Sachs

HSBC–Hong Kong Shanghai Bank

JPM–JPMorgan

JPMBB–JPMorgan Barclays Bank

JPMDB–JPMorgan Deutsche Bank

LB–Lehman Brothers

RBS–Royal Bank of Scotland

REMIC–Real Estate Mortgage Investment Conduit

S.F.–Single Family

TBA–To be announced

UBS–Union Bank of Switzerland

WF–Wells Fargo

yr–Year

LVIP Delaware Bond Fund–20

LVIP Delaware Bond Fund

Statement of Assets and Liabilities

June 30, 2016 (unaudited)

ASSETS:
Investments, at value	$8,685,201,827
Receivable for securities sold	1,446,942,262
Dividends and interest receivable	39,148,241
Cash	6,069,151
Net unrealized appreciation on futures contracts	3,937,354
Receivable for fund shares sold	2,308,800
Net unrealized appreciation on credit default swap contracts	234,041
Annual protection payments on swap contracts	4,901

TOTAL ASSETS	10,183,846,577

LIABILITIES:
Payable for securities purchased	2,315,620,183
Cash collateral due to broker	4,575,801
Due to manager and affiliates	2,867,059
Payable for fund shares redeemed	2,697,254
Upfront payments received on credit default swap contracts	1,705,885
Other accrued expenses payable	398,678

TOTAL LIABILITIES	2,327,864,860

TOTAL NET ASSETS	$7,855,981,717

Investments, at cost	$8,488,089,312

Standard Class:
Net Assets	$4,659,152,868
Shares Outstanding	327,050,395
Net Asset Value Per Share	$14.246

Service Class:
Net Assets	$3,196,828,849
Shares Outstanding	224,805,702
Net Asset Value Per Share	$14.220

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$7,518,498,857
Undistributed net investment income	77,506,005
Accumulated net realized gain on investments	58,689,923
Net unrealized appreciation of investments and derivatives	201,286,932

TOTAL NET ASSETS	$7,855,981,717

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Bond Fund—21

LVIP Delaware Bond Fund

Statement of Operations

Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME:
Interest	$96,105,063
Dividends	214,388

96,319,451

EXPENSES:
Management fees	11,620,848
Distribution fees-Service Class	5,307,808
Accounting and administration expenses	948,570
Reports and statements to shareholders	228,781
Professional fees	105,399
Trustees’ fees and expenses	98,554
Custodian fees	58,040
Pricing fees	39,437
Consulting fees	3,439
Other	39,522

Total operating expenses	18,450,398

NET INVESTMENT INCOME	77,869,053

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	71,774,601
Foreign currencies	(1,182,509)
Foreign currency exchange contracts	239,061
Futures contracts	(12,873,017)
Swap contracts	11,495,353

Net realized gain	69,453,489

Net change in unrealized appreciation (depreciation) of:
Investments	199,511,280
Foreign currencies	61,538
Foreign currency exchange contracts	6,156
Futures contracts	7,128,445
Swap contracts	(131,550)

Net change in unrealized appreciation (depreciation)	206,575,869

NET REALIZED AND UNREALIZED GAIN	276,029,358

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$353,898,411

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Bond Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$77,869,053	$156,224,266
Net realized gain	69,453,489	13,067,341
Net change in unrealized appreciation (depreciation)	206,575,869	(153,766,941)

Net increase in net assets resulting from operations	353,898,411	15,524,666

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(109,096,427)
Service Class	—	(60,998,481)
Net realized gain:
Standard Class	—	(10,444,367)
Service Class	—	(6,883,908)

	—	(187,423,183)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	250,411,367	675,558,333
Service Class	245,135,890	473,919,065
Net asset value of shares issued upon reinvestment of dividend and distributions:
Standard Class	—	119,540,794
Service Class	—	67,882,389

	495,547,257	1,336,900,581

Cost of shares redeemed:
Standard Class	(356,895,668)	(444,721,637)
Service Class	(174,423,656)	(270,769,066)

	(531,319,324)	(715,490,703)

Increase (decrease) in net assets derived from capital share transactions	(35,772,067)	621,409,878

NET INCREASE IN NET ASSETS	318,126,344	449,511,361
NET ASSETS:
Beginning of period	7,537,855,373	7,088,344,012

End of period	$7,855,981,717	$7,537,855,373

Undistributed (distributions in excess of) net investment income	$77,506,005	$(363,048)

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Bond Fund–22

LVIP Delaware Bond Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Bond Fund Standard Class
	Six Months Ended 6/30/16[1] (unaudited)	12/31/15	12/31/14	Year Ended 12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$13.590	$13.903	$13.466	$14.212	$13.916	$13.695

Income (loss) from investment operations:
Net investment income[2]	0.152	0.315	0.315	0.303	0.345	0.427
Net realized and unrealized gain (loss)	0.504	(0.261)	0.488	(0.634)	0.571	0.611

Total from investment operations	0.656	0.054	0.803	(0.331)	0.916	1.038

Less dividends and distributions from:
Net investment income	—	(0.335)	(0.290)	(0.247)	(0.290)	(0.479)
Net realized gain	—	(0.032)	(0.076)	(0.162)	(0.330)	(0.338)
Return of capital	—	—	—	(0.006)	—	—

Total dividends and distributions	—	(0.367)	(0.366)	(0.415)	(0.620)	(0.817)

Net asset value, end of period	$14.246	$13.590	$13.903	$13.466	$14.212	$13.916

Total return[3]	4.83%	0.39%	5.97%	(2.31% )	6.61%	7.64%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,659,153	$4,550,985	$4,304,241	$3,728,463	$2,448,509	$1,301,203
Ratio of expenses to average net assets	0.35%	0.35%	0.35%	0.37%	0.38%	0.39%
Ratio of net investment income to average net assets	2.20%	2.25%	2.25%	2.18%	2.41%	3.03%
Portfolio turnover	171%	364%	426%	431%	366%	379%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Bond Fund–23

LVIP Delaware Bond Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Bond Fund Service Class
	Six Months Ended 6/30/16[1] (unaudited)	12/31/15	12/31/14	Year Ended 12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$13.589	$13.902	$13.466	$14.212	$13.916	$13.697

Income (loss) from investment operations:
Net investment income[2]	0.128	0.266	0.265	0.255	0.294	0.377
Net realized and unrealized gain (loss)	0.503	(0.261)	0.489	(0.635)	0.571	0.610

Total from investment operations	0.631	0.005	0.754	(0.380)	0.865	0.987

Less dividends and distributions from:
Net investment income	—	(0.286)	(0.242)	(0.198)	(0.239)	(0.430)
Net realized gain	—	(0.032)	(0.076)	(0.162)	(0.330)	(0.338)
Return of capital	—	—	—	(0.006)	—	—

Total dividends and distributions	—	(0.318)	(0.318)	(0.366)	(0.569)	(0.768)

Net asset value, end of period	$14.220	$13.589	$13.902	$13.466	$14.212	$13.916

Total return[3]	4.64%	0.03%	5.60%	(2.64% )	6.24%	7.26%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,196,829	$2,986,870	$2,784,103	$2,566,920	$2,453,224	$2,019,708
Ratio of expenses to average net assets	0.70%	0.70%	0.70%	0.72%	0.73%	0.74%
Ratio of net investment income to average net assets	1.85%	1.90%	1.90%	1.83%	2.06%	2.68%
Portfolio turnover	171%	364%	426%	431%	366%	379%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Bond Fund–24

LVIP Delaware Bond Fund

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Delaware Bond Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to maximize current income yield consistent with a prudent investment strategy.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are valued at the last quoted sale price on the valuation date. U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities, credit default swap (“CDS”) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2016 and for all open tax years (years ended December 31, 2012–December 31, 2015) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2016, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund

LVIP Delaware Bond Fund–25

LVIP Delaware Bond Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in the foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2016.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund; 0.40% of the next $200 million; and 0.30% of average daily net assets in excess of $400 million.

Delaware Investments Fund Advisers (“DIFA”)(the “Sub-Adviser”), a series of the Delaware Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2016, costs for these administrative and legal services were as follows:

Administrative	$198,264
Legal	54,558

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $194,154 for the six months ended June 30, 2016.

The Fund offers Standard Class and Service Class shares. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual distribution and/or service fee (“12b-1 Fee”) at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the 12b-1 Fee is limited to 0.35% of the average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

LVIP Delaware Bond Fund–26

LVIP Delaware Bond Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

At June 30, 2016, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$1,953,802
Distribution fees payable to LFD	907,448
Printing and mailing fees payable to Lincoln Life	5,809

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$9,466,153,722
Purchases of U.S. government securities	3,494,389,361
Sales other than U.S. government securities	9,167,613,684
Sales of U.S. government securities	3,607,540,837

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$8,488,089,312

Aggregate unrealized appreciation	$216,619,899
Aggregate unrealized depreciation	(19,507,384)

Net unrealized appreciation	$197,112,515

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Delaware Bond Fund–27

LVIP Delaware Bond Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Agency Collateralized Mortgage Obligations	$—	$217,327,144	$—	217,327,144
Agency Commercial Mortgage-Backed Securities	—	112,586,114	5,400,783	117,986,897
Agency Mortgage-Backed Securities	—	2,693,377,270	—	2,693,377,270
Corporate Bonds	—	2,542,002,665	—	2,542,002,665
Municipal Bonds	—	191,397,175	—	191,397,175
Non-Agency Asset-Backed Securities	—	609,386,397	—	609,386,397
Non-Agency Collateralized Mortgage Obligations	—	79,735,864	—	79,735,864
Non-Agency Commercial Mortgage-Backed Securities	—	367,509,870	—	367,509,870
Regional Bonds	—	38,219,434	—	38,219,434
Senior Secured Loans	—	46,506,466	—	46,506,466
Sovereign Bonds	—	22,821,689	—	22,821,689
U.S. Treasury Obligations	—	724,720,029	—	724,720,029
Preferred Stock	—	37,071,183	—	37,071,183
Money Market Fund	101,294,696	—	—	101,294,696
Short-Term Investments	—	895,845,048	—	895,845,048

Total	$101,294,696	$8,578,506,348	$5,400,783	$8,685,201,827

Swap Contracts	$—	$234,041	$—	$234,041

Futures Contracts	$3,937,354	$—	$—	$3,937,354

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/16	Year Ended 12/31/15
Shares sold:
Standard Class	17,935,018	48,294,475
Service Class	17,615,048	33,915,325
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	8,775,872
Service Class	—	4,981,748

	35,550,066	95,967,420

Shares redeemed:
Standard Class	(25,762,059)	(31,789,069)
Service Class	(12,606,090)	(19,371,758)

	(38,368,149)	(51,160,827)

Net increase (decrease)	(2,818,083)	44,806,593

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it owns that are denominated in foreign currencies. A change in a contract’s value is recorded as an unrealized gain

LVIP Delaware Bond Fund–28

LVIP Delaware Bond Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2016.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts–During the six months ended June 30, 2016, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; to increase yield during low interest rate environment; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk. The Fund did not enter into any written option transactions during the six months ended June 30, 2016.

Swap Contracts–The Fund may enter into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.

Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such a swap contract. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty for trades. No interest rate swap contracts were outstanding at June 30, 2016.

Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities, such as an index. In exchange for the protection offered by the seller of protection, the purchaser of protection

LVIP Delaware Bond Fund–29

LVIP Delaware Bond Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended June 30, 2016, the Fund entered into CDS contracts as a seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty.

As disclosed in the footnotes to the Schedule of Investments, at June 30, 2016, the notional value of the protection sold was $19,490,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At June 30, 2016, net unrealized appreciation of the protection sold was $234,041.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.

Fair values of derivative instruments as of June 30, 2016 were as follows:

	Asset Derivatives		Liabilities Derivatives
	Statement of Assets and Liabilities	Fair Value	Statement of Assets and Liabilities	Fair Value
Interest rate contracts (Future contracts)	Net unrealized appreciation on futures contracts	$393,735	Net unrealized appreciation on futures contracts	$—
Credit Contracts (Swap contracts)	Net unrealized appreciation on credit default swap contracts	234,041	Net unrealized appreciation on credit default swap contracts	—
Total		$627,776		$—

LVIP Delaware Bond Fund–30

LVIP Delaware Bond Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Net change in unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Foreign currency exchange contracts)	Net realized gain from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$239,061	$6,156
Interest rate contracts (Futures contracts)	Net realized loss from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(12,873,017)	7,128,445
Credit and interest rate contracts (Swap contracts)	Net realized gain from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	11,495,353	(131,550)

Total		$(1,138,603)	$7,003,051

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund for the six months ended June 30, 2016. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2016.

	Asset Derivative Volume		Liability Derivative Volume
Foreign currency exchange contracts (average cost)	USD	7,252,395	USD	26,902
Futures contracts (average notional value)	USD	206,894,592	USD	140,541,915
CDS Contracts (average notional value)*	EUR	20,022,560	EUR	—
CDS Contracts (average notional value)*	USD	29,758,672	USD	5,539,640
Interest rate swap contracts (average notional value)	USD	123,300,960	USD	—
*Long represents buying protection and short represents selling protection.

In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

At June 30, 2016, the Fund held the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Hong Kong Shanghai Bank	$234,041	$—	$234,041
JPMorgan Chase Bank	3,937,354	—	3,937,354

Total	$4,171,395	$—	$4,171,395

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Amount[a]
Hong Kong Shanghai Bank	$234,041	$—	$—	$—	$—	$234,041
JPMorgan Chase Bank	3,937,354	—	—	—	—	3,937,354

Total	$4,171,395	$—	$—	$—	$—	$4,171,395

aNet amount represents the receivable/(payable) that would be due from/(to) the counterparty in an event of default.

LVIP Delaware Bond Fund–31

LVIP Delaware Bond Fund

Notes to Financial Statements (continued)

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (the “Act”), as amended, and other securities which may not be readily marketable. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investment in illiquid securities. Rule 144A and illiquid securities are identified on the Schedule of Investments.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Delaware Bond Fund–32

LVIP Delaware Diversified Floating Rate Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2016

LVIP Delaware Diversified Floating Rate Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Diversified Floating Rate Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2016 to June 30, 2016

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled, “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*
Actual
Standard Class Shares	$1,000.00	$1,007.20	0.61%	$3.04
Service Class Shares	1,000.00	1,006.10	0.86%	4.29
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.83	0.61%	$3.07
Service Class Shares	1,000.00	1,020.59	0.86%	4.32

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Delaware Diversified Floating Rate Fund–1

LVIP Delaware Diversified Floating Rate Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2016

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets

Agency Collateralized Mortgage Obligations	2.43%

Agency Commercial Mortgage-Backed Security	0.06%

Convertible Bonds	0.23%

Convertible Preferred Stock	0.01%

Corporate Bonds	56.72%
Air Freight & Logistics	0.19%
Airlines	0.38%
Automobiles	5.46%
Banks	10.40%
Beverages	2.62%
Biotechnology	0.00%
Building Products	0.11%
Capital Markets	3.56%
Chemicals	0.56%
Commercial Services & Supplies	0.05%
Communications Equipment	1.19%
Computers & Peripherals	0.52%
Construction Materials	0.23%
Containers & Packaging	0.37%
Diversified Financial Services	3.43%
Diversified Telecommunication Services	1.81%
Electric Utilities	3.67%
Electronic Equipment, Instruments & Components	0.17%
Food & Staples Retailing	0.57%
Food Products	0.19%
Gas Utilities	0.74%
Health Care Equipment & Supplies	2.02%
Health Care Providers & Services	0.05%
Hotels, Restaurants & Leisure	0.11%
Independent Power & Renewable Electricity Producers	0.09%
Insurance	3.47%

Security Type/Sector	Percentage of Net Assets
Machinery	0.76%
Media	0.50%
Metals & Mining	0.24%
Multi-Utilities	0.53%
Oil, Gas & Consumable Fuels	4.72%
Paper & Forest Products	0.22%
Pharmaceuticals	3.05%
Real Estate Investment Trusts	0.62%
Road & Rail	0.62%
Semiconductors & Semiconductor Equipment	0.07%
Software	1.89%
Specialty Retail	0.85%
Technology Hardware, Storage & Peripherals	0.15%
Textiles, Apparel & Luxury Goods	0.16%
Tobacco	0.11%
Wireless Telecommunication Services	0.27%
Municipal Bonds	2.63%

Non-Agency Asset-Backed Securities	16.11%

Regional Bond	0.05%

Senior Secured Loans	11.23%

Sovereign Bonds	0.87%

Supranational Banks	1.77%

U.S. Treasury Obligations	4.22%

Preferred Stock	1.56%

Money Market Fund	3.34%

Total Value of Securities	101.23%

Liabilities Net of Receivables and Other Assets	(1.23%)

Total Net Assets	100.00%

LVIP Delaware Diversified Floating Rate Fund–2

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets

June 30, 2016 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.43%
Fannie Mae Connecticut Avenue Securities
•Series 2015-C03 1M1 1.953% 7/25/25	2,913,953	$2,922,252
•Series 2015-C03 2M1 1.953% 7/25/25	2,823,655	2,837,249
•Series 2015-C04 2M1 2.153% 4/25/28	991,261	989,761
•Series 2016-C03 1M1 2.453% 10/25/28	837,566	843,383
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	3,607	4,096
•Series 2005-106 QF 0.963% 12/25/35	1,670,844	1,681,124
•Series 2006-40 F 0.753% 5/25/36	116,997	116,578
Freddie Mac REMICs
•Series 3152 JF 0.892% 8/15/35	115,091	115,218
•Series 3311 VF 0.682% 5/15/37	285,996	284,514
•Series 3780 LF 0.842% 3/15/29	15,631	15,647
•Series 3800 AF 0.942% 2/15/41	394,259	395,847
Freddie Mac Structured Agency Credit Risk Debt Notes
•Series 2015-DNA3 M1 1.803% 4/25/28	2,536,343	2,540,905
•Series 2016-DNA3 M1 1.546% 12/25/28	2,830,000	2,830,871
•Series 2016-HQA2 M1 1.653% 11/25/28	3,443,909	3,445,871
•GNMA Series 2010-46 MF 0.842% 5/16/34	355,942	356,764

Total Agency Collateralized Mortgage Obligations (Cost $19,335,913)		19,380,080

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY–0.06%
#•FREMF Mortgage Trust Series 2011-K13 B 144A 4.767% 1/25/48	420,000	458,077

Total Agency Commercial Mortgage-Backed Security (Cost $446,167)		458,077

CONVERTIBLE BONDS–0.23%
@Alaska Communications Systems Group 6.25%, exercise price $10.28, maturity date 5/1/18	90,000	87,356
Atlas Air Worldwide Holdings 2.25%, exercise price $74.05, maturity date 6/1/22	26,000	25,334

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
BGC Partners 4.50%, exercise price $9.84, maturity date 7/15/16	80,000	$80,300
BioMarin Pharmaceutical 1.50%, exercise price $94.15, maturity date 10/15/20	25,000	29,031
Blackstone Mortgage Trust 5.25%, exercise price $28.36, maturity date 12/1/18	150,000	159,563
Cardtronics 1.00%, exercise price $52.35, maturity date 12/1/20	65,000	65,487
Cemex 3.72%, exercise price $11.45, maturity date 3/15/20	56,000	52,465
@Chart Industries 2.00%, exercise price $69.03, maturity date 8/1/18	59,000	55,202
#Clearwire Communications 144A 8.25%, exercise price $7.08, maturity date 12/1/40	46,000	46,805
@GAIN Capital Holdings 4.125%, exercise price $12.00, maturity date 12/1/18	77,000	70,936
@fGeneral Cable 4.50%, exercise price $32.36, maturity date 11/15/29	83,000	47,881
HealthSouth 2.00%, exercise price $37.59, maturity date 12/1/43	64,000	75,000
Helix Energy Solutions Group 3.25%, exercise price $25.02, maturity date 3/15/32	60,000	53,475
Jefferies Group 3.875%, exercise price $44.19, maturity date 11/1/29	124,000	126,015
#Liberty Interactive 144A 1.00%, exercise price $64.18, maturity date 9/30/43	68,000	59,373
fMeritor 4.00%, exercise price $26.73, maturity date 2/15/27	110,000	106,012
Micron Technology 3.00%, exercise price $29.16, maturity date 11/15/43	40,000	30,750
Nuance Communications 2.75%, exercise price $32.30, maturity date 11/1/31	124,000	125,395
@Spectrum Pharmaceuticals 2.75%, exercise price $10.53, maturity date 12/15/18	56,000	51,975
@Spirit Realty Capital 3.75%, exercise price $13.10, maturity date 5/15/21	68,000	76,160

LVIP Delaware Diversified Floating Rate Fund––3

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
Synchronoss Technologies 0.75%, exercise price $53.17, maturity date 8/15/19	61,000	$60,657
@Titan Machinery 3.75%, exercise price $43.17, maturity date 5/1/19	145,000	118,175
•Vector Group 1.75%, exercise price $24.64, maturity date 4/15/20	75,000	83,531
@VEREIT 3.75%, exercise price $14.99, maturity date 12/15/20	112,000	111,371

Total Convertible Bonds (Cost $1,895,547)		1,798,249

	Number of Shares

CONVERTIBLE PREFERRED STOCK–0.01%
Maiden Holdings 7.25%, exercise price $15.11, expiration date 9/15/16	1,163	55,243

Total Convertible Preferred Stock (Cost $55,056)		55,243

	Principal Amount°

CORPORATE BONDS–56.72%
Air Freight & Logistics–0.19%
#@Aviation Capital Group 144A 2.875% 9/17/18	1,500,000	1,486,875

		1,486,875

Airlines–0.38%
#¿Air Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27	556,168	565,901
¿American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26	589,138	612,703
¿American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27	171,811	173,091
¿American Airlines 2016-1 Class AA Pass Through Trust 3.575% 1/15/28	250,000	264,618
¿United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26	466,651	492,658
¿United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26	859,249	909,730

		3,018,701

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Automobiles–5.46%
BMW US Capital
#144A 2.00% 4/11/21	1,115,000	$1,130,229
#144A 2.80% 4/11/26	780,000	801,079
Daimler Finance North America
#•144A 0.977% 8/1/17	6,340,000	6,331,175
#•144A 1.008% 3/10/17	5,400,000	5,399,795
#144A 2.70% 8/3/20	1,170,000	1,214,274
•Ford Motor Credit 1.567% 11/4/19	6,000,000	5,897,034
General Motors Financial
3.10% 1/15/19	3,120,000	3,189,195
4.375% 9/25/21	3,000,000	3,169,443
Hyundai Capital America
#144A 3.00% 3/18/21	490,000	508,116
#144A 4.00% 6/8/17	690,000	707,395
#•Hyundai Capital Services 144A 1.447% 3/18/17	2,895,000	2,894,007
Toyota Motor Credit 2.00% 10/24/18	3,525,000	3,594,686
#•Volkswagen International Finance 144A 1.066% 11/18/16	8,755,000	8,740,090

		43,576,518

Banks–10.40%
#Banco Nacional de Costa Rica 144A 5.875% 4/25/21	605,000	624,935
#•Bank Nederlandse Gemeenten 144A 0.70% 7/14/17	698,000	697,487
Bank of America
•0.89% 10/14/16	1,350,000	1,348,871
•1.096% 11/14/16	6,025,000	6,030,633
•BB&T 1.513% 6/15/18	3,635,000	3,655,392
#BBVA Bancomer 144A 7.25% 4/22/20	450,000	498,375
Branch Banking & Trust
•0.954% 5/23/17	2,575,000	2,572,188
•0.976% 9/13/16	1,755,000	1,755,735
Citizens Bank 2.55% 5/13/21	4,000,000	4,043,140
Citizens Financial Group 4.30% 12/3/25	750,000	790,933
•CoBank 1.253% 6/15/22	425,000	395,608
Compass Bank 3.875% 4/10/25	970,000	932,543
Cooperatieve Rabobank 2.50% 1/19/21	585,000	600,019
#Credit Suisse Group Funding Guernsey 144A 3.125% 12/10/20	835,000	834,586
•Fifth Third Bank 1.546% 8/20/18	1,770,000	1,772,876
•HSBC Holdings 6.875% 12/29/49	450,000	448,875

LVIP Delaware Diversified Floating Rate Fund––4

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Industrial & Commercial Bank of China 2.635% 5/26/21	335,000	$338,282
JPMorgan Chase
2.25% 1/23/20	635,000	644,054
2.75% 6/23/20	1,170,000	1,206,271
KeyBank
2.35% 3/8/19	4,750,000	4,853,617
3.18% 5/22/22	1,210,000	1,241,604
•KFW 0.787% 12/29/17	4,130,000	4,129,566
Lloyds Banking Group 3.10% 7/6/21	200,000	199,852
•MUFG Union Bank 1.39% 9/26/16	5,000,000	5,006,295
•National City Bank 1.052% 6/7/17	3,360,000	3,355,330
•Oesterreichische Kontrollbank 0.81% 8/10/17	4,350,000	4,354,729
Regions Bank 2.25% 9/14/18	5,140,000	5,176,874
Santander UK
•1.166% 3/13/17	2,500,000	2,500,095
•1.511% 8/24/18	5,700,000	5,689,660
SunTrust Banks 2.90% 3/3/21	775,000	803,278
SVB Financial Group 3.50% 1/29/25	770,000	769,066
#Swedbank 144A 2.65% 3/10/21	960,000	993,338
•Toronto-Dominion Bank 1.188% 4/30/18	5,650,000	5,651,187
#Turkiye Is Bankasi 144A 5.375% 10/6/21	455,000	470,642
•@USB Capital IX 3.50% 10/29/49	465,000	380,719
•Wells Fargo 1.318% 1/30/20	8,300,000	8,253,005

		83,019,660

Beverages–2.62%
Anheuser-Busch InBev Finance
2.65% 2/1/21	4,000,000	4,152,444
3.65% 2/1/26	900,000	966,034
Constellation Brands 4.25% 5/1/23	230,000	240,350
#JB 144A 3.75% 5/13/25	1,190,000	1,236,228
Molson Coors Brewing 2.10% 7/15/21	1,345,000	1,350,664
•PepsiCo 0.98% 10/13/17	4,900,000	4,915,533
#Pernod Ricard 144A 4.45% 1/15/22	1,440,000	1,588,553
#•SABMiller Holdings 144A 1.327% 8/1/18	6,520,000	6,517,855

		20,967,661

Biotechnology–0.00%
#Medicines 144A 2.75% 7/15/23	23,000	22,166

		22,166

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Building Products–0.11%
Fortune Brands Home & Security 3.00% 6/15/20	565,000	$584,176
Masco 3.50% 4/1/21	255,000	261,451

		845,627

Capital Markets–3.56%
•Bank of New York Mellon 1.136% 9/11/19	6,470,000	6,453,424
#Export Credit Bank of Turkey 144A 5.375% 2/8/21	595,000	623,268
Export-Import Bank of Korea
•1.38% 1/14/17	5,000,000	5,007,290
2.125% 2/11/21	500,000	505,140
•Goldman Sachs Group 2.274% 11/29/23	5,945,000	5,938,348
Lazard Group 6.85% 6/15/17	163,000	170,498
•Morgan Stanley 1.774% 1/27/20	9,705,000	9,747,488

		28,445,456

Chemicals–0.56%
CF Industries 6.875% 5/1/18	1,240,000	1,347,824
Dow Chemical 8.55% 5/15/19	475,000	564,208
Methanex 4.25% 12/1/24	565,000	505,077
#OCP 144A 4.50% 10/22/25	1,170,000	1,147,653
PPG Industries 2.30% 11/15/19	915,000	923,072

		4,487,834

Commercial Services & Supplies–0.05%
#Penske Truck Leasing 144A 3.30% 4/1/21	405,000	416,777

		416,777

Communications Equipment–1.19%
•Cisco Systems 1.173% 3/1/19	9,480,000	9,517,768

		9,517,768

Computers & Peripherals–0.52%
•Apple 1.784% 2/23/21	4,050,000	4,158,783

		4,158,783

Construction Materials–0.23%
#Cemex 144A 7.25% 1/15/21	1,490,000	1,575,973
#Union Andina de Cementos 144A 5.875% 10/30/21	245,000	248,920

		1,824,893

Containers & Packaging–0.37%
#•@Ardagh Packaging Finance 144A 3.876% 5/15/21	2,955,000	2,973,469

		2,973,469

Diversified Financial Services–3.43%
Bank of America
•1.668% 1/15/19	8,250,000	8,286,572

LVIP Delaware Diversified Floating Rate Fund—5

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Bank of America (continued)
4.45% 3/3/26	135,000	$141,479
Barclays 4.375% 1/12/26	805,000	815,586
#ERAC USA Finance 144A 4.50% 8/16/21	2,650,000	2,938,333
General Electric Capital
•1.013% 5/5/26	3,900,000	3,666,429
•1.249% 1/9/20	3,840,000	3,861,170
•1.653% 3/15/23	2,450,000	2,437,057
#144A 3.80% 6/18/19	250,000	268,661
6.00% 8/7/19	1,385,000	1,587,229
#SUAM Finance 144A 4.875% 4/17/24	380,000	395,200
#@UBS Group Funding Jersey 144A 3.00% 4/15/21	2,365,000	2,414,854
•Voya Financial 5.65% 5/15/53	610,000	575,687

		27,388,257

Diversified Telecommunication Services–1.81%
•AT&T 1.561% 6/30/20	9,790,000	9,757,331
CenturyLink 5.80% 3/15/22	1,395,000	1,359,693
#Colombia Telecomunicaciones 144A 5.375% 9/27/22	255,000	241,612
#Digicel Group 144A 8.25% 9/30/20	1,180,000	991,200
#GTP Acquisition Partners I 144A 2.35% 6/15/20	470,000	469,582
SBA Tower Trust
#144A 2.24% 4/16/18	465,000	466,490
#144A 2.898% 10/15/19	1,145,000	1,160,898

		14,446,806

Electric Utilities–3.67%
#American Transmission Systems 144A 5.25% 1/15/22	755,000	856,233
Berkshire Hathaway Energy 3.75% 11/15/23	1,525,000	1,669,039
Commonwealth Edison 2.15% 1/15/19	3,000,000	3,060,966
•Duke Energy Indiana 0.979% 7/11/16	5,695,000	5,695,393
#•Electricite de France 144A 1.094% 1/20/17	5,465,000	5,471,186
•Emera 6.75% 6/15/76	440,000	446,986
#•Enel 144A 8.75% 9/24/73	1,103,000	1,258,799
Entergy Louisiana 4.05% 9/1/23	3,955,000	4,410,213
Entergy Mississippi 3.10% 7/1/23	250,000	259,158
Great Plains Energy 4.85% 6/1/21	440,000	483,980
ITC Holdings 3.25% 6/30/26	920,000	922,650

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
NextEra Energy Capital Holdings 3.625% 6/15/23	875,000	$923,658
NV Energy 6.25% 11/15/20	800,000	948,056
Southern 2.35% 7/1/21	2,625,000	2,680,212
Xcel Energy 3.30% 6/1/25	205,000	216,619

		29,303,148

Electronic Equipment, Instruments & Components–0.17%
FLIR Systems 3.125% 6/15/21	370,000	380,330
Fortive
#144A 2.35% 6/15/21	220,000	223,483
#144A 3.15% 6/15/26	705,000	727,056
#Knowles 144A 3.25% 11/1/21	12,000	12,285

		1,343,154

Food & Staples Retailing–0.57%
#Cencosud 144A 5.15% 2/12/25	305,000	313,688
CVS Health 2.125% 6/1/21	1,885,000	1,910,359
Walgreens Boots Alliance 2.60% 6/1/21	2,300,000	2,345,554

		4,569,601

Food Products–0.19%
#@Arcor SAIC 144A 6.00% 7/6/23	200,000	201,875
#JBS Investments 144A 7.75% 10/28/20	355,000	376,300
#JBS USA Finance 144A 5.75% 6/15/25	255,000	240,975
•Mondelez International 1.157% 2/1/19	675,000	674,164

		1,493,314

Gas Utilities–0.74%
•Spire 1.376% 8/15/17	5,900,000	5,881,120

		5,881,120

Health Care Equipment & Supplies–2.02%
Becton Dickinson 6.375% 8/1/19	1,615,000	1,840,737
•Medtronic 0.757% 2/27/17	11,200,000	11,196,427
#NuVasive 144A 2.25% 3/15/21	20,000	23,775
St. Jude Medical 2.80% 9/15/20	3,000,000	3,095,649

		16,156,588

Health Care Providers & Services–0.05%
Aetna 3.20% 6/15/26	355,000	365,992
Brookdale Senior Living 2.75% 6/15/18	75,000	73,547

		439,539

Hotels, Restaurants & Leisure–0.11%
@Starwood Hotels & Resorts Worldwide 3.75% 3/15/25	860,000	897,012

		897,012

LVIP Delaware Diversified Floating Rate Fund––6

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Independent Power & Renewable Electricity Producers–0.09%
#AES Gener 144A 5.00% 7/14/25	720,000	$742,651

		742,651

Insurance–3.47%
•Berkshire Hathaway Finance 0.779% 1/10/17	6,460,000	6,459,748
#•Metropolitan Life Global Funding I 144A 1.158% 7/15/16	5,500,000	5,500,952
Prudential Financial
•1.406% 8/15/18	8,742,000	8,725,862
•5.375% 5/15/45	740,000	747,400
•5.625% 6/15/43	630,000	657,764
#TIAA Asset Management Finance 144A 2.95% 11/1/19	5,110,000	5,239,114
•XLIT 6.50% 10/29/49	530,000	369,675

		27,700,515

Machinery–0.76%
Crane 2.75% 12/15/18	185,000	190,254
•PACCAR Financial 1.28% 12/6/18	5,850,000	5,882,193

		6,072,447

Media–0.50%
21st Century Fox America 4.50% 2/15/21	1,090,000	1,218,268
#Charter Communications Operating 144A 4.908% 7/23/25	1,470,000	1,610,048
#Columbus International 144A 7.375% 3/30/21	625,000	662,344
Historic TW 6.875% 6/15/18	430,000	475,199

		3,965,859

Metals & Mining–0.24%
#•BHP Billiton Finance USA 144A 6.25% 10/19/75	505,000	533,028
#Cia Brasileira de Aluminio 144A 6.75% 4/5/21	505,000	525,200
Southern Copper 5.375% 4/16/20	465,000	505,545
Vale Overseas 5.875% 6/10/21	320,000	321,200

		1,884,973

Multi-Utilities–0.53%
Ameren 3.65% 2/15/26	1,095,000	1,183,067
Ameren Illinois 9.75% 11/15/18	385,000	457,097
CenterPoint Energy 6.50% 5/1/18	850,000	921,481
CMS Energy 6.25% 2/1/20	695,000	800,720
Sempra Energy 2.875% 10/1/22	495,000	507,083

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Multi-Utilities (continued)
WEC Energy Group 3.55% 6/15/25	310,000	$333,267

		4,202,715

Oil, Gas & Consumable Fuels–4.72%
•Chevron 1.211% 3/3/22	5,645,000	5,509,181
CNOOC Finance 2015 Australia 2.625% 5/5/20	585,000	591,465
•ConocoPhillips 1.526% 5/15/22	5,100,000	4,844,082
Ecopetrol 5.875% 9/18/23	435,000	449,138
EnLink Midstream Partners 2.70% 4/1/19	455,000	442,514
•Enterprise Products Operating 7.034% 1/15/68	175,000	184,449
•Exxon Mobil 1.05% 3/6/22	10,640,000	10,351,890
#Pertamina Persero Pt 144A 5.25% 5/23/21	845,000	907,949
Petrobras Global Finance 8.375% 5/23/21	820,000	848,290
Petroleos Mexicanos
3.50% 7/23/20	405,000	405,652
#144A 6.375% 2/4/21	160,000	174,368
#144A 6.875% 8/4/26	230,000	257,715
#Petronas Global Sukuk 144A 2.707% 3/18/20	760,000	769,958
Regency Energy Partners 5.875% 3/1/22	1,120,000	1,199,388
•Statoil 1.092% 11/8/18	7,240,000	7,203,025
Williams Partners 7.25% 2/1/17	575,000	592,283
#Woodside Finance 144A 8.75% 3/1/19	2,070,000	2,386,120
#YPF 144A 8.50% 3/23/21	575,000	615,250

		37,732,717

Paper & Forest Products–0.22%
Georgia-Pacific 8.00% 1/15/24	1,125,000	1,505,151
#Suzano Trading 144A 5.875% 1/23/21	245,000	256,331

		1,761,482

Pharmaceuticals–3.05%
#•Bayer US Finance 144A 0.936% 10/6/17	10,000,000	9,955,470
Mylan
#144A 3.15% 6/15/21	450,000	456,968
#144A 3.95% 6/15/26	1,385,000	1,404,470
Perrigo 4.00% 11/15/23	200,000	206,379
Perrigo Finance Unlimited 3.50% 12/15/21	1,165,000	1,200,381
•Pfizer 0.953% 6/15/18	11,140,000	11,162,436

		24,386,104

LVIP Delaware Diversified Floating Rate Fund––7

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts–0.62%
Crown Castle International 5.25% 1/15/23	310,000	$349,001
DDR 3.625% 2/1/25	1,025,000	1,029,888
Host Hotels & Resorts 3.75% 10/15/23	1,895,000	1,911,752
Kimco Realty 3.40% 11/1/22	150,000	157,448
#PLA Administradora Industrial S de RL 144A 5.25% 11/10/22	480,000	487,800
WP Carey 4.60% 4/1/24	980,000	1,007,079

		4,942,968

Road & Rail–0.62%
#•Kansas City Southern 144A 1.334% 10/28/16	4,950,000	4,944,095

		4,944,095

Semiconductors & Semiconductor Equipment–0.07%
National Semiconductor 6.60% 6/15/17	500,000	526,509
ON Semiconductor 1.00% 12/1/20	37,000	33,254

		559,763

Software–1.89%
CDK Global 4.50% 10/15/24	620,000	616,920
Oracle
•1.167% 10/8/19	13,945,000	13,981,355
2.40% 9/15/23	350,000	351,585
PROS Holdings 2.00% 12/1/19	106,000	95,135
Verint Systems 1.50% 6/1/21	40,000	36,625

		15,081,620

Specialty Retail–0.85%
•Lowe’s 1.078% 9/10/19	6,755,000	6,769,989

		6,769,989

Technology Hardware, Storage & Peripherals–0.15%
#Samsung Electronics America 144A 1.75% 4/10/17	1,200,000	1,203,320

		1,203,320

Textiles, Apparel & Luxury Goods–0.16%
#INVISTA Finance 144A 4.25% 10/15/19	1,280,000	1,254,400

		1,254,400

Tobacco–0.11%
Reynolds American 4.00% 6/12/22	850,000	924,996

		924,996

Wireless Telecommunication Services–0.27%
#Crown Castle Towers 144A 4.883% 8/15/20	1,615,000	1,762,421

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Wireless Telecommunication Services (continued)
#Millicom International Cellular 144A 6.00% 3/15/25	395,000	$386,606

		2,149,027

Total Corporate Bonds (Cost $449,987,633)		452,960,368

MUNICIPAL BONDS–2.63%
•Missouri Higher Education Authority Student Loan Revenue Class A-1 1.479% 8/27/29	338,721	332,529
•New Mexico Educational Assistance Foundation (Libor Floating) Series 2010-1 A-3 1.835% 12/1/38	580,000	571,462
North Texas Higher Education Authority Student Loan Revenue (Libor Floating)
•Series 2010-1 Class A-2 1.546% 7/1/30	690,000	673,350
•Series 2011-1 1.746% 4/1/40	398,325	391,809
Oklahoma Student Loan Authority Revenue (Libor-Indexed)
•Series 2010-A A2A 1.835% 9/1/37	655,000	632,632
•Series 2011-1 A1 1.823% 6/1/40	1,020,730	1,006,644
•Pennsylvania Turnpike Commission Series B1 1.39% 12/1/21	5,020,000	5,008,554
•State of California Series D 1.026% 12/1/28	5,000,000	4,999,100
•University of California Series Y-1 0.967% 7/1/41	7,425,000	7,426,040

Total Municipal Bonds (Cost $21,127,727)		21,042,120

NON-AGENCY ASSET-BACKED SECURITIES–16.11%
BA Credit Card Trust
•Series 2014-A1 A 0.822% 6/15/21	4,741,000	4,737,565
•Series 2014-A3 A 0.732% 1/15/20	1,190,000	1,191,772
•Series 2015-A1 A 0.772% 6/15/20	7,065,000	7,073,156
#•@Ballyrock CLO Series 2013-1A A 144A 1.816% 5/20/25	2,000,000	1,969,580
•Capital One Multi-Asset Execution Trust Series 2007-A2 A2 0.522% 12/16/19	965,000	964,164
#•Cedar Funding V CLO Series 2016-5A A1 144A 2.243% 7/17/28	4,200,000	4,183,204

LVIP Delaware Diversified Floating Rate Fund––8

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Chase Issuance Trust
•Series 2007-A5 A5 0.482% 3/15/19	3,000,000	$2,996,783
•Series 2007-B1 B1 0.692% 4/15/19	7,500,000	7,480,432
•Series 2013-A6 A6 0.862% 7/15/20	5,250,000	5,254,441
•Series 2013-A9 A 0.862% 11/16/20	4,400,000	4,401,112
•Series 2014-A5 A5 0.812% 4/15/21	4,745,000	4,738,529
•Series 2016-A3 A3 0.55% 6/15/23	5,000,000	5,003,139
Chesapeake Funding
#•Series 2012-2A A 144A 0.92% 5/7/24	32,228	32,221
#•Series 2014-1A A 144A 0.885% 3/7/26	365,804	364,426
#•CIFC Funding Series 2011-1AR A1R 144A 1.933% 1/19/23	1,261,360	1,259,469
Citibank Credit Card Issuance Trust
•Series 2013-A4 A4 0.872% 7/24/20	5,000,000	4,991,750
•Series 2013-A7 A7 0.875% 9/10/20	4,700,000	4,714,739
•Series 2014-A9 A9 0.701% 11/23/18	5,000,000	5,001,214
Discover Card Execution Note Trust
•Series 2013-A1 A1 0.742% 8/17/20	2,000,000	2,002,244
•Series 2014-A1 A1 0.872% 7/15/21	6,955,000	6,970,981
•Ford Credit Floorplan Master Owner Trust Series 2014-1 A2 0.842% 2/15/19	4,000,000	3,998,331
•GE Dealer Floorplan Master Note Trust Series 2012-2 A 1.198% 4/22/19	3,000,000	3,007,151
#•Hertz Fleet Lease Funding Series 2014-1 A 144A 0.845% 4/10/28	231,486	230,868
JFIN CLO
#•Series 2014-1A A 144A 2.134% 4/20/25	2,500,000	2,490,820
#•Series 2015-2A AX 144A 2.083% 10/19/26	1,785,000	1,775,945
#•KKR Financial CLO Series 2013-1A A1 144A 1.778% 7/15/25	3,605,000	3,552,270

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
#•MAPS CLO Fund II Series 2007-2A A1 144A 0.874% 7/20/22	1,680,664	$1,654,943
#•Mountain View Funding CLO Series 2007-3A A1 144A 0.848% 4/16/21	1,403,497	1,401,022
Nissan Auto Receivables Owner Trust
•Series 2015-B A2B 0.722% 7/16/18	2,787,128	2,787,988
•Series 2015-C A2B 0.792% 11/15/18	963,749	963,751
#•NYLIM Flatiron CLO Series 2006-1A A2A 144A 0.852% 8/8/20	14,962	14,921
#•OCP CLO Series 2013-4A A1A 144A 2.038% 10/24/25	3,000,000	2,971,098
#•PFS Financing Series 2015-AA A 144A 1.062% 4/15/20	1,850,000	1,832,098
#•Shackleton V CLO Series 2014-5A A 144A 2.132% 5/7/26	1,095,000	1,086,052
#•Shackleton VIII CLO Series 2015-8A A1 144A 2.144% 10/20/27	1,340,000	1,335,017
#•Telos CLO Series 2013-4A A 144A 1.933% 7/17/24	3,000,000	2,976,105
•Toyota Auto Receivables Owner Trust Series 2016-A A2B 0.762% 7/16/18	7,250,000	7,256,286
#•Trade MAPS 1 Series 2013-1A A 144A 1.145% 12/10/18	8,830,000	8,794,608
#•Venture XVI CLO Series 2014-16A A1L 144A 2.128% 4/15/26	3,000,000	2,974,662
#•Venture XXI CLO Series 2015-21A A 144A 2.118% 7/15/27	2,230,000	2,220,032

Total Non-Agency Asset-Backed Securities (Cost $128,666,876)		128,654,889

ΔREGIONAL BOND–0.05%
Argentina–0.05%
Provincia de Buenos Aires #144A 5.75% 6/15/19	355,000	360,043

		360,043

Total Regional Bond (Cost $355,000)		360,043

«SENIOR SECURED LOANS–11.23%
Activision Blizzard Tranche B 1st Lien 3.25% 10/11/20	367,200	368,606

LVIP Delaware Diversified Floating Rate Fund––9

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
American Airlines Tranche B1 3.50% 5/23/19	426,212	$425,360
Avago Technologies Cayman Finance Tranche B 1st Lien 4.25% 2/1/23	2,992,500	2,999,757
Calpine Construction Finance Tranche B 1st Lien 3.00% 5/3/20	1,882,633	1,842,627
Change Healthcare Holdings 1st Lien 3.75% 11/2/18	1,342,293	1,342,293
Charter Communications Operating
3.00% 7/1/20	3,826,650	3,805,144
3.25% 8/24/21	1,496,250	1,494,245
3.50% 1/24/23	1,496,250	1,499,759
Community Health Systems Tranche F 1st Lien 3.924% 12/31/18	5,155,016	5,119,576
Community Health Systems Tranche G 1st Lien 3.75% 12/31/19	464,514	452,525
Community Health Systems Tranche H 1st Lien 4.00% 1/27/21	655,698	640,306
DaVita HealthCare Partners Tranche B 3.50% 6/24/21	8,428,000	8,463,103
FCA US Tranche B 1st Lien
3.25% 12/31/18	2,532,829	2,530,448
3.50% 5/24/17	71,180	71,232
First Data Tranche B 1st Lien 4.452% 3/24/21	5,590,209	5,580,901
Flying Fortress Tranche B 1st Lien 3.50% 4/30/20	1,000,000	1,000,470
Hilton Worldwide Finance Tranche B2 3.50% 10/25/20	1,693,684	1,697,123
Houghton International 1st Lien 4.25% 12/20/19	1,218,170	1,215,124
Huntsman International Tranche B 1st Lien 3.75% 10/1/21	2,955,000	2,951,306
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	3,013,285	3,009,985
Landry’s Tranche B 4.00% 4/24/18	1,007,455	1,008,820
Las Vegas Sands Tranche B 3.25% 12/19/20	3,900,000	3,902,710

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Level 3 Financing Tranche B 1st Lien 4.00% 1/15/20	2,165,000	$2,166,353
LTS Buyer 1st Lien 4.00% 4/13/20	272,965	271,003
MGM Growth Properties Operating Partnership 4.00% 4/7/23	4,987,500	5,004,657
Mission Broadcasting Tranche B2 1st Lien 3.75% 10/1/20	1,762,390	1,764,601
Nexstar Broadcasting Tranche B2 3.75% 10/1/20	1,998,578	2,001,086
Penn National Gaming Tranche B 3.25% 10/30/20	1,462,500	1,464,328
Seminole Tribe of Florida Tranche B 3.00% 4/29/20	3,841,286	3,853,290
Sinclair Television Tranche B1 1st Lien 3.50% 7/31/21	7,425,000	7,425,000
T-Mobile USA Tranche B 1st Lien 3.50% 11/9/22	4,975,000	4,997,563
Univision Communications 1st Lien 4.00% 3/1/20	4,047,652	4,028,263
Univision Communications Tranche C4 1st Lien 4.00% 3/1/20	3,961,283	3,945,002
WideOpenWest Finance Tranche B 1st Lien 4.50% 4/1/19	1,357,701	1,355,909

Total Senior Secured Loans (Cost $89,647,049)		89,698,475

ΔSOVEREIGN BONDS–0.87%
Brazil–0.04%
Brazilian Government International Bond 4.875% 1/22/21	310,000	327,360

		327,360

Croatia–0.07%
#Croatia Government International Bond 144A 6.375% 3/24/21	470,000	513,839

		513,839

Guatemala–0.06%
#Guatemala Government Bond 144A 4.50% 5/3/26	495,000	504,281

		504,281

LVIP Delaware Diversified Floating Rate Fund––10

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Norway–0.56%
#•Kommunalbanken
144A 0.768% 10/31/16	3,000,000	$3,000,648
144A 0.816% 2/20/18	1,500,000	1,497,899

		4,498,547

Qatar–0.14%
#Qatar Government International Bond 144A 2.375% 6/2/21	1,120,000	1,134,414

		1,134,414

Total Sovereign Bonds (Cost $6,923,787)		6,978,441

SUPRANATIONAL BANKS–1.77%
•Inter-American Development Bank 0.848% 10/15/20	6,065,000	6,056,661
•International Bank For Reconstruction & Development 0.795% 12/16/17	3,975,000	3,980,712
•International Finance 0.717% 1/9/19	4,115,000	4,114,432

Total Supranational Banks (Cost $14,122,751)		14,151,805

U.S. TREASURY OBLIGATIONS–4.22%
U.S. Treasury Bond 3.00% 11/15/45	1,700,000	1,954,801
•U.S. Treasury Floating Rate Note 0.46% 4/30/18	25,010,000	25,019,604
U.S. Treasury Note 2.25% 11/15/25	6,320,000	6,742,896

Total U.S. Treasury Obligations (Cost $33,506,499)		33,717,301

	Number of Shares	Value (U.S. $)

PREFERRED STOCK–1.56%
• General Electric 5.00%	1,975,000	$2,097,944
•@Integrys Holdings 6.00%	34,900	944,481
#•PNC Preferred Funding Trust II 144A 1.875%	6,200,000	5,471,500
#•@USB Realty 144A 1.775%	4,900,000	3,926,125

Total Preferred Stock (Cost $13,098,771)		12,440,050

MONEY MARKET FUND–3.34%
Dreyfus Treasury & Agency Cash Management Fund -Institutional Shares (seven-day effective yield 0.24%)	26,668,831	26,668,831

Total Money Market Fund (Cost $26,668,831)		26,668,831

TOTAL VALUE OF SECURITIES–101.23% (Cost $805,837,607)	$808,363,972
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.23%)	(9,789,915)

NET ASSETS APPLICABLE TO 80,797,597 SHARES OUTSTANDING–100.00%	$798,574,057

NET ASSET VALUE PER SHARE–LVIP DELAWARE DIVERSIFIED FLOATING RATE FUND STANDARD CLASS ($59,921,970 / 6,055,723 Shares)	$9.895

NET ASSET VALUE PER SHARE–LVIP DELAWARE DIVERSIFIED FLOATING RATE FUND SERVICE CLASS ($738,652,087 / 74,741,874 Shares)	$9.883

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$813,900,277
Undistributed net investment income	5,083,496
Accumulated net realized loss on investments	(20,950,774)
Net unrealized appreciation of investments and derivatives	541,058

TOTAL NET ASSETS	$798,574,057

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2016, the aggregate value of Rule 144A securities was $171,430,588, which represents 21.47% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

LVIP Delaware Diversified Floating Rate Fund—11

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets (continued)

Δ	Securities have been classified by country of origin.

•	Variable rate security. The rate shown is the rate as of June 30, 2016. Interest rates reset periodically.

«

Includes $3,961,195 cash collateral held at broker for swap contracts, $519,136 due to manager and affiliates, $21,334,873 payable for securities purchased and $186,837 payable for fund shares redeemed as of June 30, 2016.

@	Illiquid security. At June 30, 2016, the aggregate value of illiquid securities was $15,814,046, which represents 1.98% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2016.

°	Principal amount shown is stated in U.S. dollars.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2016.

The following swap contracts were outstanding at June 30, 2016:1

Interest Rate Swap Contracts

Counterparty & Referenced Obligation	Notional Value[2]	Fixed Interest Rate Paid	Floating Interest Rate Received	Termination Date	Unrealized Appreciation (Depreciation)
Interest Rate Swap
CME – BAML 3 yr Interest Rate Swap	40,800,000	0.977%	0.654%	4/6/19	$(202,395)
CME – BAML 5 yr Interest Rate Swap	43,610,000	1.199%	0.654%	4/6/21	(454,616)
CME – BAML 7 yr Interest Rate Swap	24,500,000	1.416%	0.654%	4/6/23	(416,179)
CME – BAML 10 yr Interest Rate Swap	25,100,000	1.686%	0.654%	4/5/26	(708,382)

Total					$(1,781,572)

The use of swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

2Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:

BAML–Bank of America Merrill Lynch

CLO–Collateralized Loan Obligation

CME–Chicago Mercantile Exchange Inc.

GNMA–Government National Mortgage Association

HSBC–Hong Kong Shanghai Bank

REMIC–Real Estate Mortgage Investment Conduit

yr–year

See accompanying notes, which are an integral part of the Financial Statements.

LVIP Delaware Diversified Floating Rate Fund—12

LVIP Delaware Diversified Floating Rate Fund

Statement of Operations

Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME:
Interest	$7,459,497
Dividends	35,856

7,495,353

EXPENSES:
Management fees	2,323,907
Distribution fees-Service Class	927,290
Accounting and administration expenses	100,842
Reports and statements to shareholders	44,572
Professional fees	31,106
Pricing fees	19,185
Trustees’ fees and expenses	10,590
Custodian fees	6,309
Consulting fees	828
Other	4,174

3,468,803
Less management fees waived	(119,978)

Total operating expenses	3,348,825

NET INVESTMENT INCOME	4,146,528

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	314,506
Foreign currencies	(23,385)
Foreign currency exchange contracts	22,281
Swap contracts	(10,583,369)

Net realized loss	(10,269,967)

Net change in unrealized appreciation (depreciation) of:
Investments	7,253,748
Foreign currencies	18,382
Swap contracts	3,593,732

Net change in unrealized appreciation (depreciation)	10,865,862

NET REALIZED AND UNREALIZED GAIN	595,895

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,742,423

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Diversified Floating Rate Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,146,528	$12,094,019
Net realized loss	(10,269,967)	(13,874,259)
Net change in unrealized appreciation (depreciation)	10,865,862	(6,230,278)

Net increase (decrease) in net assets resulting from operations	4,742,423	(8,010,518)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(680,065)
Service Class	—	(7,194,675)
Return of capital:
Standard Class	—	(248,052)
Service Class	—	(3,286,663)

	—	(11,409,455)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	6,068,457	26,701,171
Service Class	41,341,190	120,322,151
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	928,117
Service Class	—	10,481,338

	47,409,647	158,432,777

Cost of shares redeemed:
Standard Class	(4,550,912)	(266,440,386)
Service Class	(75,260,600)	(143,242,949)

	(79,811,512)	(409,683,335)

Decrease in net assets derived from capital share transactions	(32,401,865)	(251,250,558)

NET DECREASE IN NET ASSETS	(27,659,442)	(270,670,531)
NET ASSETS:
Beginning of period	826,233,499	1,096,904,030

End of period	$798,574,057	$826,233,499

Undistributed net investment income	$5,083,496	$936,968

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Diversified Floating Rate Fund—13

LVIP Delaware Diversified Floating Rate Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Diversified Floating Rate Fund
	Standard Class
	Six Months
	Ended
	6/30/16[1]			Year Ended
	(unaudited)	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$9.824	$10.057	$10.137	$10.136	$9.866	$10.089

Income (loss) from investment operations:
Net investment income[2]	0.062	0.145	0.144	0.144	0.193	0.188
Net realized and unrealized gain (loss)	0.009	(0.217)	(0.082)	(0.068)	0.223	(0.213)

Total from investment operations	0.071	(0.072)	0.062	0.076	0.416	(0.025)

Less dividends and distributions from:
Net investment income	—	(0.119)	(0.119)	(0.066)	(0.146)	(0.190)
Net realized gain	—	—	—	—	—	(0.008)
Return of capital	—	(0.042)	(0.023)	(0.009)	—	—

Total dividends and distributions	—	(0.161)	(0.142)	(0.075)	(0.146)	(0.198)

Net asset value, end of period	$9.895	$9.824	$10.057	$10.137	$10.136	$9.866

Total return[3]	0.72%	(0.71% )	0.62%	0.75%	4.22%	(0.24% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$59,922	$57,982	$298,086	$431,104	$224,190	$85,546
Ratio of expenses to average net assets	0.61%	0.62%	0.62%	0.65%	0.69%	0.71%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.64%	0.63%	0.62%	0.65%	0.69%	0.71%
Ratio of net investment income to average net assets	1.27%	1.44%	1.41%	1.42%	1.90%	1.86%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.24%	1.43%	1.41%	1.42%	1.90%	1.86%
Portfolio turnover	44%	81%	109%	81%	88%	80%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Diversified Floating Rate Fund–14

LVIP Delaware Diversified Floating Rate Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Diversified Floating Rate Fund
	Service Class
	Six Months
	Ended
	6/30/16[1]			Year Ended
	(unaudited)	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$9.823	$10.057	$10.137	$10.135	$9.866	$10.086

Income (loss) from investment operations:
Net investment income[2]	0.050	0.120	0.118	0.118	0.167	0.162
Net realized and unrealized gain (loss)	0.010	(0.218)	(0.081)	(0.067)	0.224	(0.212)

Total from investment operations	0.060	(0.098)	0.037	0.051	0.391	(0.050)

Less dividends and distributions from:
Net investment income	—	(0.094)	(0.094)	(0.040)	(0.122)	(0.162)
Net realized gain	—	—	—	—	—	(0.008)
Return of capital	—	(0.042)	(0.023)	(0.009)	—	—

Total dividends and distributions	—	(0.136)	(0.117)	(0.049)	(0.122)	(0.170)

Net asset value, end of period	$9.883	$9.823	$10.057	$10.137	$10.135	$9.866

Total return[3]	0.61%	(0.97% )	0.36%	0.51%	3.96%	(0.49% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$738,652	$768,251	$798,818	$705,582	$207,925	$135,063
Ratio of expenses to average net assets	0.86%	0.87%	0.87%	0.90%	0.94%	0.96%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.89%	0.88%	0.87%	0.90%	0.94%	0.96%
Ratio of net investment income to average net assets	1.02%	1.19%	1.16%	1.17%	1.65%	1.61%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.99%	1.18%	1.16%	1.17%	1.65%	1.61%
Portfolio turnover	44%	81%	109%	81%	88%	80%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Diversified Floating Rate Fund–15

LVIP Delaware Diversified Floating Rate Fund

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Delaware Diversified Floating Rate Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek total return.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sale price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value. U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities, credit default swap (“CDS”) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instrument. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2016 and for all open tax years (years ended December 31, 2012–December 31, 2015), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2016, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in the foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

LVIP Delaware Diversified Floating Rate Fund–16

LVIP Delaware Diversified Floating Rate Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebate. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Withholding taxes are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of the distributions by the issuer or management estimate. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2016.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.60% of the first $500 million of the average daily net assets of the Fund and 0.55% of the average daily net assets of the Fund in excess of $500 million. Effective October 1, 2015, LIAC has contractually agreed to waive a portion of its advisory fee as follows: 0.03% on the first $2 billion of average daily net assets of the Fund and 0.05% in excess of $2 billion of average daily net assets of the Fund. This agreement will continue through at least April 30, 2017, and cannot be terminated before that date without mutual agreement of the Board or LIAC. Prior to October 1, 2015, there was no waiver in effect.

Delaware Investments Fund Advisers (the “Sub-Adviser”), a series of Delaware Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2016, costs for these administrative and legal services were as follows:

Administrative	$21,144
Legal	5,821

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $36,995 for the six months ended June 30, 2016.

The Fund offers Standard Class and Service Class shares. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual distribution and/or service fee (“12b-1”) at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the 12b-1 Fee is limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

LVIP Delaware Diversified Floating Rate Fund–17

LVIP Delaware Diversified Floating Rate Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

At June 30, 2016, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$362,454
Distribution fees payable to LFD	152,250
Printing and mailing fees payable to Lincoln Life	4,432

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$211,050,757
Purchases of U.S. government securities	126,826,668
Sales other than U.S. government securities	223,791,329
Sales of U.S. government securities	126,250,095

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for the Fund were as follows:

Cost of investments	$805,837,607

Aggregate unrealized appreciation	$5,726,896
Aggregate unrealized depreciation	(3,200,531)

Net unrealized depreciation	$2,526,365

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss. At December 31, 2015, there were no capital loss carryforwards incurred that will be carried forward under the Act.

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$4,646,049	$5,993,847	$10,639,896

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Delaware Diversified Floating Rate Fund–18

LVIP Delaware Diversified Floating Rate Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

	Level 1	Level 2	Total
Agency Collateralized Mortgage Obligations	$—	$19,380,080	$19,380,080
Agency Commercial Mortgage-Backed Securities	—	458,077	458,077
Convertible Bonds	—	1,798,249	1,798,249
Convertible Preferred Stock	55,243	—	55,243
Corporate Bonds	—	452,960,368	452,960,368
Municipal Bonds	—	21,042,120	21,042,120
Non-Agency Asset-Backed Securities	—	128,654,889	128,654,889
Regional Bond	—	360,043	360,043
Senior Secured Loans	—	89,698,475	89,698,475
Sovereign Bonds	—	6,978,441	6,978,441
Supranational Banks	—	14,151,805	14,151,805
U.S. Treasury Obligations	—	33,717,301	33,717,301
Preferred Stock	—	12,440,050	12,440,050
Money Market Fund	26,668,831	—	26,668,831

Total	$26,724,074	$781,639,898	$808,363,972

Swap Contracts	$—	$(1,781,572)	$(1,781,572)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/16	Year Ended 12/31/15
Shares sold:
Standard Class	616,543	2,652,008
Service Class	4,204,873	11,971,601
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	94,591
Service Class	—	1,068,107

	4,821,416	15,786,307

Shares redeemed:
Standard Class	(463,180)	(26,484,757)
Service Class	(7,668,664)	(14,266,755)

	(8,131,844)	(40,751,512)

Net decrease	(3,310,428)	(24,965,205)

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it owns that are denominated in foreign currencies. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

LVIP Delaware Diversified Floating Rate Fund–19

LVIP Delaware Diversified Floating Rate Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that the counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2016.

Swap Contracts–The Fund enters into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such a swap contract. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty for trades.

Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities, (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security (or basket of securities). Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended June 30, 2016, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to a central counterparty for centrally cleared CDS basket trades, as determined by an applicable central counterparty.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.

LVIP Delaware Diversified Floating Rate Fund–20

LVIP Delaware Diversified Floating Rate Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Fair values of derivative instruments as of June 30, 2016 were as follows:

	Asset Derivatives		Liabilities Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Interest rate contracts (Swap contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(1,781,572)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Foreign currency exchange contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$22,281	$—
Credit contracts (Swap contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	105,481	(89,300)
Interest rate contracts (Swap contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(10,688,850)	3,683,032

Total		$(10,561,088)	$3,593,732

Average Volume of Derivatives-The table below summarizes the average balance of derivative holdings by the Fund for the six months ended June 30, 2016. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2016.

	Asset Derivative Volume		Liability Derivative Volume
CDS contracts (average notional value)*	EUR	1,659,080	—
CDS contracts (average notional value)*	USD	7,547,112	—
Interest rate swap contracts (average notional value)	USD	139,610,840	—

*Asset represents buying protection and liability represents selling protection.

In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.

LVIP Delaware Diversified Floating Rate Fund–21

LVIP Delaware Diversified Floating Rate Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

At June 30, 2016, the Fund held the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of America Merrill Lynch	$—	$(1,781,572)	$(1,781,572)

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Amount[a]
Bank of America Merrill Lynch	$(1,781,572)	$—	$—	$—	$1,781,572	$—

aNet amount represents the receivable/(payable) that would be due from/(to) the counterparty in an event of default.

6. Credit and Market Risk

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate.

Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2016. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A and illiquid securities are identified on the Statement of Net Assets.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

LVIP Delaware Diversified Floating Rate Fund–22

LVIP Delaware Diversified Floating Rate Fund

Notes to Financial Statements (continued)

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Delaware Diversified Floating Rate Fund–23

LVIP Delaware Foundation® Aggressive Allocation Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2016

LVIP Delaware Foundation® Aggressive

Allocation Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Foundation® Aggressive Allocation Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2016 to June 30, 2016

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers and reimbursements in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*
Actual
Standard Class Shares	$1,000.00	$1,017.20	0.73%	$3.66
Service Class Shares	1,000.00	1,016.00	0.98%	4.91
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.23	0.73%	$3.67
Service Class Shares	1,000.00	1,019.99	0.98%	4.92

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Delaware Foundation® Aggressive Allocation Fund–1

LVIP Delaware Foundation® Aggressive Allocation Fund

Security Type/Sector Allocations, Top 10 Equity Holdings and Geography Allocations (unaudited)

As of June 30, 2016

Sector and geographical designations may be different than those presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets

Common Stock	63.34%

U.S. Markets	41.81%
Aerospace & Defense	1.26%
Air Freight & Logistics	0.05%
Auto Components	0.51%
Automobiles	0.08%
Banks	1.75%
Beverages	0.08%
Biotechnology	1.87%
Building Products	0.18%
Capital Markets	0.80%
Chemicals	0.75%
Commercial Services & Supplies	0.71%
Communications Equipment	0.62%
Construction & Engineering	0.14%
Consumer Finance	0.08%
Containers & Packaging	0.06%
Diversified Financial Services	0.46%
Diversified Telecommunication Services	1.10%
Electric Utilities	0.40%
Electrical Equipment	0.06%
Electronic Equipment, Instruments & Components	0.04%
Energy Equipment & Services	0.53%
Food & Staples Retailing	1.13%
Food Products	1.31%
Gas Utilities	0.11%
Health Care Equipment & Supplies	0.63%
Health Care Providers & Services	1.60%
Health Care Technology	0.01%
Hotels, Restaurants & Leisure	0.45%
Household Durables	0.04%
Household Products	0.22%
Industrial Conglomerates	0.23%
Insurance	1.36%
Internet & Catalog Retail	0.98%
Internet Software & Services	2.25%
IT Services	2.29%
Leisure Products	0.04%
Life Sciences Tools & Services	0.13%
Machinery	0.45%
Media	0.96%
Metals & Mining	0.18%
Multi-Utilities	0.09%
Oil, Gas & Consumable Fuels	2.02%
Paper & Forest Products	0.14%
Pharmaceuticals	2.35%
Professional Services	0.57%
Real Estate Investment Trusts	4.79%
Road & Rail	0.19%

Security Type/Sector	Percentage of Net Assets

Semiconductors & Semiconductor Equipment	1.70%
Software	2.49%
Specialty Retail	0.97%
Technology Hardware, Storage & Peripherals	0.28%
Textiles, Apparel & Luxury Goods	0.20%
Thrifts & Mortgage Finance	0.04%
Trading Companies & Distributors	0.08%
Developed Markets	13.62%
Aerospace & Defense	0.23%
Air Freight & Logistics	0.38%
Auto Components	0.40%
Automobiles	0.69%
Banks	1.47%
Beverages	0.56%
Biotechnology	0.14%
Construction & Engineering	0.46%
Diversified Telecommunication Services	0.61%
Food & Staples Retailing	0.21%
Food Products	0.24%
Household Durables	0.34%
Industrial Conglomerates	0.32%
Insurance	0.31%
IT Services	0.43%
Life Sciences Tools & Services	0.07%
Machinery	0.09%
Media	0.17%
Metals & Mining	0.42%
Multi-Utilities	0.19%
Oil, Gas & Consumable Fuels	0.51%
Pharmaceuticals	2.02%
Professional Services	0.50%
Road & Rail	0.42%
Software	0.22%
Specialty Retail	0.29%
Textiles, Apparel & Luxury Goods	0.68%
Tobacco	0.45%
Trading Companies & Distributors	0.53%
Wireless Telecommunication Services	0.27%
Emerging Markets	7.91%
Airlines	0.01%
Automobiles	0.15%
Banks	0.93%
Beverages	0.40%
Building Products	0.14%
Chemicals	0.11%
Construction Materials	0.26%
Diversified Financial Services	0.09%
Diversified Telecommunication Services	0.21%
Electronic Equipment, Instruments & Components	0.15%

LVIP Delaware Foundation® Aggressive Allocation Fund–2

LVIP Delaware Foundation® Aggressive Allocation Fund

Security Type/Sector Allocations, Top 10 Equity Holdings and Geography Allocations (continued)

Security Type/Sector	Percentage of Net Assets
Food & Staples Retailing	0.13%
Food Products	0.45%
Hotels, Restaurants & Leisure	0.04%
Insurance	0.11%
Internet & Catalog Retail	0.09%
Internet Software & Services	0.98%
IT Services	0.06%
Media	0.18%
Metals & Mining	0.04%
Multiline Retail	0.07%
Oil, Gas & Consumable Fuels	1.06%
Paper & Forest Products	0.05%
Personal Products	0.10%
Real Estate Management & Development	0.05%
Road & Rail	0.00%
Semiconductors & Semiconductor Equipment	0.42%
Technology Hardware, Storage & Peripherals	0.59%
Transportation Infrastructure	0.01%
Wireless Telecommunication Services	1.03%
Convertible Preferred Stock	0.04%

Exchange-Traded Funds	9.09%

Preferred Stock	0.13%

Agency Collateralized Mortgage Obligations	0.60%

Agency Commercial Mortgage-Backed Securities	0.37%

Agency Mortgage-Backed Securities	7.39%

Convertible Bonds	0.18%
Corporate Bonds	10.50%
Aerospace & Defense	0.02%
Air Freight & Logistics	0.07%
Airlines	0.09%
Auto Components	0.08%
Automobiles	0.16%
Banks	1.39%
Beverages	0.27%
Biotechnology	0.08%
Building Products	0.04%
Capital Markets	0.31%
Chemicals	0.33%
Commercial Services & Supplies	0.29%
Computers & Peripherals	0.04%
Construction & Engineering	0.03%
Consumer Finance	0.16%
Containers & Packaging	0.04%
Diversified Financial Services	0.42%
Diversified Telecommunication Services	0.26%
Electric Utilities	1.18%
Electronic Equipment, Instruments & Components	0.06%
Food & Staples Retailing	0.31%
Food Products	0.12%
Gas Utilities	0.08%

Security Type/Sector	Percentage of Net Assets
Health Care Equipment & Supplies	0.20%
Health Care Providers & Services	0.25%
Hotels, Restaurants & Leisure	0.10%
Household Products	0.01%
Independent Power & Renewable Electricity Producers	0.04%
Insurance	0.36%
Internet Software & Services	0.02%
IT Services	0.16%
Machinery	0.04%
Media	0.64%
Metals & Mining	0.05%
Multi-Utilities	0.24%
Oil, Gas & Consumable Fuels	0.59%
Paper & Forest Products	0.17%
Pharmaceuticals	0.26%
Real Estate Investment Trusts	0.62%
Road & Rail	0.07%
Software	0.30%
Specialty Retail	0.13%
Textiles, Apparel & Luxury Goods	0.06%
Tobacco	0.12%
Trading Companies & Distributors	0.05%
Wireless Telecommunication Services	0.19%
Municipal Bonds	0.21%

Non-Agency Asset-Backed Securities	1.05%

Non-Agency Collateralized Mortgage Obligations	0.21%

Non-Agency Commercial Mortgage-Backed Securities	1.36%

Regional Bonds	0.21%

Senior Secured Loans	0.59%

Sovereign Bonds	0.54%

Supranational Banks	0.13%

U.S. Treasury Obligations	2.14%

Right	0.00%

Options Purchased	0.00%

Money Market Fund	1.28%

Short-Term Investments	4.00%

Total Value of Securities	103.36%

Liabilities Net of Receivables and Other Assets	(3.36%)

Total Net Assets	100.00%

LVIP Delaware Foundation® Aggressive Allocation Fund–3

LVIP Delaware Foundation® Aggressive Allocation Fund

Security Type/Sector Allocations, Top 10 Equity Holdings and Geography Allocations (continued)

Holdings are for informational purpose only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets

Microsoft	0.67%
Celgene	0.67%
Facebook	0.66%
QUALCOMM	0.64%
Allergan	0.63%
AT&T	0.63%
Alphabet Class A	0.62%
Visa	0.62%
Nippon Telegraph & Telephone	0.61%
Crown Castle International	0.60%

Total	6.35%

Geography	Percentage of Net Assets

Argentina	0.06%
Australia	0.43%
Bermuda	0.01%
Brazil	0.97%
Canada	1.04%
Cayman Islands	0.03%
Chile	0.14%
China	1.89%
Colombia	0.04%
Denmark	0.67%
France	2.72%
Germany	0.99%
Guernsey	0.14%
Hong Kong	0.83%
Hungary	0.02%
India	0.87%
Indonesia	0.22%
Ireland	0.18%
Israel	0.45%
Italy	0.15%
Japan	3.36%
Luxembourg	0.02%
Malaysia	0.04%
Mexico	0.73%
Netherlands	0.81%
New Zealand	0.01%
Poland	0.06%
Portugal	0.01%
Republic of Korea	1.62%
Russia	0.53%
Singapore	0.02%
South Africa	0.23%
Sweden	0.64%
Switzerland	0.72%
Taiwan	0.52%
Thailand	0.20%
Turkey	0.28%
United Kingdom	1.80%
United States	74.61%
Uruguay	0.02%

Total	98.08%

IT–Information Technology

LVIP Delaware Foundation® Aggressive Allocation Fund–4

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–63.34%
U.S. MARKETS–41.81%
Aerospace & Defense–1.26%
†Esterline Technologies	550	$34,122
Honeywell International	1,790	208,213
†KEYW Holding	3,864	38,408
†KLX	2,880	89,280
Lockheed Martin	1,025	254,374
Northrop Grumman	3,400	755,752
Raytheon	5,500	747,725
Rockwell Collins	1,125	95,783
United Technologies	2,895	296,882

		2,520,539

Air Freight & Logistics–0.05%
†XPO Logistics	4,130	108,454

		108,454

Auto Components–0.51%
BorgWarner	2,630	77,638
Johnson Controls	17,900	792,254
†Tenneco	3,440	160,338

		1,030,230

Automobiles–0.08%
Ford Motor	12,370	155,491

		155,491

Banks–1.75%
BB&T	20,200	719,322
BBCN Bancorp	7,900	117,868
Bryn Mawr Bank	2,330	68,036
Cardinal Financial	4,640	101,802
Citigroup	5,245	222,336
@City Holding	3,040	138,229
@CoBiz Financial	5,780	67,626
FirstMerit	6,860	139,052
@Flushing Financial	5,370	106,756
Great Western Bancorp	4,240	133,730
Independent Bank (Massachusetts)	2,060	94,142
JPMorgan Chase	4,960	308,214
KeyCorp	13,325	147,241
Old National Bancorp	10,240	128,307
Prosperity Bancshares	2,960	150,930
Sterling Bancorp	9,270	145,539
Umpqua Holdings	8,110	125,462
Webster Financial	4,620	156,849
Wells Fargo	5,965	282,323
†Western Alliance Bancorp	4,250	138,763

		3,492,527

Beverages–0.08%
PepsiCo	1,580	167,385

		167,385

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Biotechnology–1.87%
AbbVie	4,370	$270,547
†Acorda Therapeutics	3,940	100,490
†Alkermes	2,305	99,622
†Biogen	3,169	766,328
†Celgene	13,591	1,340,480
†Cepheid	4,290	131,917
Gilead Sciences	3,230	269,447
†Ligand Pharmaceuticals Class B	1,490	177,712
†Retrophin	6,380	113,628
†Spectrum Pharmaceuticals	11,070	72,730
†TESARO	2,120	178,186
†Vanda Pharmaceuticals	9,560	106,976
†Vertex Pharmaceuticals	1,325	113,977

		3,742,040

Building Products–0.18%
AAON	6,663	183,299
†Continental Building Products	7,670	170,504

		353,803

Capital Markets–0.80%
Ameriprise Financial	1,150	103,327
Bank of New York Mellon	17,720	688,422
BlackRock	435	149,001
Evercore Partners Class A	3,305	146,048
Houlihan Lokey	3,200	71,584
Invesco	4,725	120,677
Raymond James Financial	2,105	103,777
State Street	1,995	107,570
†Stifel Financial	3,790	119,196

		1,609,602

Chemicals–0.75%
†Axalta Coating Systems	5,000	132,650
Balchem	1,270	75,755
†Chemtura	3,510	92,594
Eastman Chemical	2,680	181,972
EI du Pont de Nemours	10,800	699,840
Minerals Technologies	2,900	164,720
Quaker Chemical	1,600	142,720

		1,490,251

Commercial Services & Supplies–0.71%
ABM Industries	3,370	122,938
Essendant	4,360	133,242
Republic Services	1,875	96,206
Tetra Tech	4,510	138,660
U.S. Ecology	2,420	111,199
Waste Management	12,200	808,494

		1,410,739

LVIP Delaware Foundation® Aggressive Allocation Fund–5

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Communications Equipment–0.62%
Cisco Systems	33,790	$969,435
†Infinera	7,690	86,743
†NETGEAR	2,040	96,982
Plantronics	1,990	87,560

		1,240,720

Construction & Engineering–0.14%
Granite Construction	4,020	183,111
†MYR Group	3,890	93,671

		276,782

Consumer Finance–0.08%
Capital One Financial	2,590	164,491

		164,491

Containers & Packaging–0.06%
WestRock	3,048	118,476

		118,476

Diversified Financial Services–0.46%
Intercontinental Exchange	3,615	925,295

		925,295

Diversified Telecommunication Services–1.10%
AT&T	29,022	1,254,041
ATN International	1,680	130,721
Verizon Communications	14,443	806,497

		2,191,259

Electric Utilities–0.40%
Edison International	10,200	792,234

		792,234

Electrical Equipment–0.06%
Eaton	1,975	117,967

		117,967

Electronic Equipment, Instruments & Components–0.04%
†Anixter International	1,670	88,978

		88,978

Energy Equipment & Services–0.53%
Halliburton	19,475	882,023
Schlumberger	2,295	181,489

		1,063,512

Food & Staples Retailing–1.13%
Casey’s General Stores	2,465	324,172
CVS Health	10,268	983,058
Walgreens Boots Alliance	11,381	947,696

		2,254,926

Food Products–1.31%
Archer-Daniels-Midland	17,500	750,575

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Food Products (continued)
General Mills	1,995	$142,283
J&J Snack Foods	1,430	170,556
Kraft Heinz	8,833	781,544
Mondelez International	16,800	764,568

		2,609,526

Gas Utilities–0.11%
South Jersey Industries	2,270	71,777
Spire	2,040	144,514

		216,291

Health Care Equipment & Supplies–0.63%
CONMED	3,350	159,895
@CryoLife	8,330	98,377
DENTSPLY SIRONA	8,650	536,646
†Merit Medical Systems	6,090	120,765
†Quidel	5,960	106,446
West Pharmaceutical Services	2,910	220,811
†Wright Medical Group	710	12,333

		1,255,273

Health Care Providers & Services–1.60%
†Air Methods	4,080	146,186
Cardinal Health	8,600	670,886
†Express Scripts Holding	11,812	895,350
HealthSouth	1,440	55,901
@Quest Diagnostics	9,800	797,818
†Team Health Holdings	3,250	132,178
UnitedHealth Group	2,000	282,400
†WellCare Health Plans	1,990	213,487

		3,194,206

Health Care Technology–0.01%
†IMS Health Holdings	535	13,568

		13,568

Hotels, Restaurants & Leisure–0.45%
Aramark	1,825	60,991
Cheesecake Factory	1,880	90,503
†Chuy’s Holdings	1,230	42,570
†Del Frisco’s Restaurant Group	7,350	105,252
†Fiesta Restaurant Group	3,690	80,479
Jack in the Box	2,120	182,150
†Popeyes Louisiana Kitchen	2,660	145,342
Starbucks	3,240	185,069

		892,356

Household Durables–0.04%
Newell Brands	1,631	79,218

		79,218

Household Products–0.22%
Kimberly-Clark	1,325	182,161

LVIP Delaware Foundation® Aggressive Allocation Fund–6

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Household Products (continued)
Procter & Gamble	3,025	$256,127

		438,288

Industrial Conglomerates–0.23%
General Electric	14,710	463,071

		463,071

Insurance–1.36%
Aflac	3,120	225,139
Allstate	10,800	755,460
American Equity Investment Life Holding	6,760	96,330
@Infinity Property & Casualty	1,310	105,665
Marsh & McLennan	11,600	794,136
Primerica	2,910	166,568
Prudential Financial	1,470	104,870
@Selective Insurance Group	3,780	144,434
Travelers	1,890	224,986
United Fire Group	2,500	106,075

		2,723,663

Internet & Catalog Retail–0.98%
†Amazon.com	275	196,795
†Liberty Interactive Corp QVC Group Class A	38,468	975,933
†Shutterfly	2,880	134,237
†TripAdvisor	10,155	652,967

		1,959,932

Internet Software & Services–2.25%
†Alphabet Class A	1,763	1,240,323
†Alphabet Class C	924	639,500
†eBay	28,206	660,302
†Facebook Class A	11,497	1,313,877
†GrubHub	2,480	77,054
†inContact	6,920	95,842
j2 Global	2,610	164,874
†Q2 Holdings	2,000	56,040
†@SciQuest	5,030	88,830
†Yahoo	4,482	168,344

		4,504,986

IT Services–2.29%
Accenture Class A	1,525	172,767
Convergys	4,830	120,750
†ExlService Holdings	3,440	180,290
MasterCard Class A	10,220	899,973
†PayPal Holdings	28,719	1,048,531
Sabre	6,725	180,163
TeleTech Holdings	3,960	107,435
Visa Class A	16,608	1,231,815

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
IT Services (continued)
@Xerox	67,500	$640,575

		4,582,299

Leisure Products–0.04%
†@Malibu Boats Class A	6,810	82,265

		82,265

Life Sciences Tools & Services–0.13%
†Quintiles Transnational Holdings	552	36,057
Thermo Fisher Scientific	1,465	216,468

		252,525

Machinery–0.45%
Barnes Group	4,920	162,950
@Columbus McKinnon	6,540	92,541
@ESCO Technologies	4,280	170,943
Federal Signal	6,360	81,917
@Kadant	3,180	163,802
Parker-Hannifin	2,105	227,445

		899,598

Media–0.96%
Cinemark Holdings	3,785	138,001
Comcast Class A	5,365	349,744
†Discovery Communications Class A	2,105	53,109
†Discovery Communications Class C	9,619	229,413
†Liberty Global Class A	5,173	150,327
†Liberty Global Class C	16,029	459,231
National CineMedia	6,970	107,896
Walt Disney	4,325	423,071

		1,910,792

Metals & Mining–0.18%
Kaiser Aluminum	1,710	154,601
Worthington Industries	4,720	199,656

		354,257

Multi-Utilities–0.09%
NorthWestern	3,000	189,210

		189,210

Oil, Gas & Consumable Fuels–2.02%
†Carrizo Oil & Gas	4,710	168,853
Chevron	8,961	939,382
ConocoPhillips	16,700	728,120
EOG Resources	1,240	103,441
Exxon Mobil	5,600	524,944
Marathon Oil	29,085	436,566
Occidental Petroleum	11,770	889,341
†Parsley Energy Class A	2,870	77,662
†PDC Energy	1,120	64,523
†RSP Permian	3,150	109,904

		4,042,736

LVIP Delaware Foundation® Aggressive Allocation Fund–7

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Paper & Forest Products–0.14%
†Boise Cascade	3,530	$81,013
Neenah Paper	2,630	190,333

		271,346

Pharmaceuticals–2.35%
†Allergan	5,501	1,271,226
†Catalent	5,890	135,411
Johnson & Johnson	6,562	795,971
†Medicines	3,630	122,077
Merck	19,365	1,115,618
Pfizer	32,145	1,131,825
†Prestige Brands Holdings	2,275	126,035

		4,698,163

Professional Services–0.57%
Kforce	7,340	123,973
Nielsen Holdings	13,804	717,394
†On Assignment	3,950	145,953
†WageWorks	2,490	148,927

		1,136,247

Real Estate Investment Trusts–4.79%
American Campus Communities	1,075	56,835
American Tower	2,315	263,007
Apartment Investment & Management	1,800	79,488
AvalonBay Communities	1,250	225,487
Boston Properties	1,625	214,337
Brandywine Realty Trust	5,450	91,560
Camden Property Trust	525	46,421
Corporate Office Properties Trust	1,450	42,877
Cousins Properties	3,425	35,620
Crown Castle International	11,749	1,191,701
DCT Industrial Trust	4,782	229,727
DDR	6,225	112,921
Douglas Emmett	3,425	121,656
Duke Realty	6,750	179,955
EastGroup Properties	2,010	138,529
EPR Properties	3,735	301,340
Equinix	1,828	708,770
Equity LifeStyle Properties	950	76,047
Equity One	1,800	57,924
Equity Residential	3,325	229,026
Essex Property Trust	700	159,663
Extra Space Storage	950	87,913
Federal Realty Investment Trust	300	49,665
First Industrial Realty Trust	5,950	165,529
First Potomac Realty Trust	2,000	18,400
General Growth Properties	7,200	214,704
Healthcare Realty Trust	1,950	68,231
Healthcare Trust of America Class A	1,787	57,792
Highwoods Properties	1,950	102,960
Host Hotels & Resorts	14,310	231,965

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Investment Trusts (continued)
Kilroy Realty	1,175	$77,891
Kimco Realty	3,550	111,399
Kite Realty Group Trust	5,772	161,789
LaSalle Hotel Properties	5,305	125,092
Lexington Realty Trust	4,100	41,451
Liberty Property Trust	1,000	39,720
LTC Properties	325	16,812
Macerich	1,050	89,660
Mack-Cali Realty	4,470	120,690
National Retail Properties	4,885	252,652
Pebblebrook Hotel Trust	5,275	138,469
Post Properties	1,225	74,786
Prologis	4,775	234,166
PS Business Parks	575	60,996
Public Storage	975	249,200
Ramco-Gershenson Properties Trust	11,100	217,671
Regency Centers	1,475	123,502
RLJ Lodging Trust	2,075	44,509
Sabra Health Care REIT	1,075	22,183
Simon Property Group	2,825	612,743
SL Green Realty	1,325	141,073
Sovran Self Storage	2,005	210,365
Spirit Realty Capital	5,200	66,404
Tanger Factory Outlet Centers	2,075	83,374
Taubman Centers	525	38,955
UDR	3,050	112,606
Urban Edge Properties	950	28,367
Ventas	2,825	205,717
VEREIT	3,525	35,744
Vornado Realty Trust	1,950	195,234
Welltower	1,000	76,170

		9,569,440

Road & Rail–0.19%
JB Hunt Transport Services	1,350	109,255
†Swift Transportation	3,580	55,168
Union Pacific	2,560	223,360

		387,783

Semiconductors & Semiconductor Equipment–1.70%
Analog Devices	1,275	72,216
†Applied Micro Circuits	18,020	115,688
Broadcom	1,115	173,271
Intel	29,346	962,549
Maxim Integrated Products	5,800	207,002
†MaxLinear Class A	5,260	94,575
†Microsemi	3,250	106,210
QUALCOMM	23,857	1,278,019
†Semtech	5,740	136,956
†Silicon Laboratories	2,430	118,438

LVIP Delaware Foundation® Aggressive Allocation Fund–8

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Semiconductors & Semiconductor Equipment (continued)
†Synaptics	2,360	$126,850

		3,391,774

Software–2.49%
†Adobe Systems	2,000	191,580
@CA	22,971	754,138
†Callidus Software	6,600	131,868
†Electronic Arts	13,804	1,045,791
†Guidewire Software	2,320	143,283
Intuit	4,673	521,554
Microsoft	26,233	1,342,343
†Proofpoint	2,930	184,854
†Qlik Technologies	3,120	92,290
†salesforce.com	3,010	239,024
SS&C Technologies Holdings	3,050	85,644
†Tyler Technologies	1,520	253,399

		4,985,768

Specialty Retail–0.97%
†Express	7,710	111,872
Home Depot	1,800	229,842
L Brands	9,642	647,267
Lowe’s	9,300	736,281
Tractor Supply	2,415	220,200

		1,945,462

Technology Hardware, Storage & Peripherals–0.28%
Apple	5,815	555,914

		555,914

Textiles, Apparel & Luxury Goods–0.20%
†G-III Apparel Group	2,900	132,588
NIKE Class B	1,875	103,500
†Steven Madden	4,690	160,304

		396,392

Thrifts & Mortgage Finance–0.04%
WSFS Financial	2,420	77,900

		77,900

Trading Companies & Distributors–0.08%
Applied Industrial Technologies	3,630	163,858

		163,858

Total U.S. Markets (Cost $54,232,851)		83,559,808

§DEVELOPED MARKETS–13.62%
Aerospace & Defense–0.23%
Meggitt	84,485	459,213

		459,213

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Air Freight & Logistics–0.38%
Deutsche Post	26,685	$751,783

		751,783

Auto Components–0.40%
Sumitomo Rubber Industries	39,800	532,838
Valeo	5,853	259,839

		792,677

Automobiles–0.69%
Bayerische Motoren Werke	7,478	544,212
Toyota Motor	16,800	828,215

		1,372,427

Banks–1.47%
BNP Paribas	677	29,690
ING Groep CVA	47,174	488,058
Mitsubishi UFJ Financial Group	180,000	806,914
Nordea Bank	87,049	738,493
Standard Chartered	75,180	570,389
UniCredit	136,833	300,930

		2,934,474

Beverages–0.56%
Carlsberg Class B	7,780	742,274
Coca-Cola Amatil	62,591	386,374

		1,128,648

Biotechnology–0.14%
Shire	4,520	279,347

		279,347

Construction & Engineering–0.46%
Vinci	13,176	929,789

		929,789

Diversified Telecommunication Services–0.61%
Nippon Telegraph & Telephone	26,028	1,220,581

		1,220,581

Food & Staples Retailing–0.21%
†Tesco	176,988	415,673

		415,673

Food Products–0.24%
†Aryzta	12,885	476,176

		476,176

Household Durables–0.34%
Techtronic Industries	161,000	672,336

		672,336

Industrial Conglomerates–0.32%
Koninklijke Philips	25,847	641,943

		641,943

LVIP Delaware Foundation® Aggressive Allocation Fund–9

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Insurance–0.31%
AXA	31,507	$622,976

		622,976

IT Services–0.43%
†CGI Group Class A	17,232	736,123
†InterXion Holding	3,250	119,860

		855,983

Life Sciences Tools & Services–0.07%
†ICON	2,040	142,820

		142,820

Machinery–0.09%
Minebea	26,500	180,039

		180,039

Media–0.17%
†Liberty Global LiLAC Class A	645	20,822
†Liberty Global LiLAC Class C	2,000	64,977
Publicis Groupe	3,930	262,927

		348,726

Metals & Mining–0.42%
Alamos Gold	27,293	234,704
†Anglo American ADR	8,985	43,487
Rio Tinto	12,431	386,188
Yamana Gold	35,539	184,854

		849,233

Multi-Utilities–0.19%
National Grid	25,956	381,692

		381,692

Oil, Gas & Consumable Fuels–0.51%
Suncor Energy	16,100	446,630
TOTAL	12,017	576,288

		1,022,918

Pharmaceuticals–2.02%
Novartis	11,578	955,631
Novo Nordisk ADR	11,062	594,914
Sanofi	12,075	1,003,224
STADA Arzneimittel	11,288	585,025
Teva Pharmaceutical Industries ADR	17,900	899,117

		4,037,911

Professional Services–0.50%
Teleperformance	11,709	997,397

		997,397

Road & Rail–0.42%
East Japan Railway	9,172	850,000

		850,000

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Software–0.22%
Playtech	41,274	$439,092

		439,092

Specialty Retail–0.29%
Nitori Holdings	4,718	572,218

		572,218

Textiles, Apparel & Luxury Goods–0.68%
Kering	2,288	368,327
Yue Yuen Industrial Holdings	249,000	986,867

		1,355,194

Tobacco–0.45%
Japan Tobacco	22,400	902,769

		902,769

Trading Companies & Distributors–0.53%
ITOCHU	67,560	826,476
Rexel	17,921	225,310

		1,051,786

Wireless Telecommunication Services–0.27%
Tele2 Class B	61,094	536,365

		536,365

Total Developed Markets (Cost $22,950,596)		27,222,186

×EMERGING MARKETS–7.91%
Airlines–0.01%
Gol Linhas Aereas Inteligentes ADR	2,320	24,569

		24,569

Automobiles–0.15%
Astra International	148,600	83,775
Mahindra & Mahindra	10,454	222,061

		305,836

Banks–0.93%
Akbank	108,425	310,759
Banco Santander Brasil ADR	7,804	44,483
Bangkok Bank	34,493	156,174
China Construction Bank	224,239	149,486
Grupo Financiero Banorte Class O	19,400	108,425
Grupo Financiero Santander Mexico Class B ADR	8,900	80,901
ICICI Bank ADR	34,700	249,146
Industrial & Commercial Bank of China	232,238	129,512
Itau Unibanco Holding ADR	21,819	205,971
KB Financial Group ADR	5,503	156,615
=Sberbank of Russia	125,805	261,658

		1,853,130

LVIP Delaware Foundation® Aggressive Allocation Fund–10

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Beverages–0.40%
Anadolu Efes Biracilik Ve Malt Sanayii	21,151	$143,017
Cia Cervecerias Unidas ADR	5,800	135,372
Fomento Economico Mexicano ADR	2,865	264,984
Lotte Chilsung Beverage	113	175,672
Tsingtao Brewery	22,072	76,737

		795,782

Building Products–0.14%
KCC	838	278,732

		278,732

Chemicals–0.11%
Braskem ADR	10,068	119,306
Sociedad Quimica y Minera de Chile ADR	4,500	111,240

		230,546

Construction Materials–0.26%
†Cemex ADR	22,464	138,605
†Cemex Latam Holdings	11,203	48,327
Siam Cement NVDR	6,359	86,390
UltraTech Cement	5,027	254,780

		528,102

Diversified Financial Services–0.09%
Reliance Capital	14,360	85,392
Remgro	4,964	86,136

		171,528

Diversified Telecommunication Services–0.21%
KT ADR	5,466	77,945
LG Uplus	8,812	83,693
Telefonica Brasil ADR	18,895	256,972

		418,610

Electronic Equipment, Instruments & Components–0.15%
Hon Hai Precision Industry	78,904	203,279
Samsung SDI	1,018	96,384

		299,663

Food & Staples Retailing–0.13%
Cia Brasileira de Distribuicao ADR	6,800	98,940
Wal-Mart de Mexico Class V	67,677	162,802

		261,742

Food Products–0.45%
BRF ADR	11,599	161,574
China Mengniu Dairy	93,000	162,695
@Lotte Confectionery	1,400	237,618
Tingyi Cayman Islands Holding	79,541	75,529
@Uni-President China Holdings	306,600	259,109

		896,525

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Hotels, Restaurants & Leisure–0.04%
†@Arcos Dorados Holdings	15,900	$75,843

		75,843

Insurance–0.11%
Samsung Life Insurance	2,595	227,090

		227,090

Internet & Catalog Retail–0.09%
†@B2W Cia Digital	51,500	151,023
†Qunar Cayman Islands ADR	900	26,811

		177,834

Internet Software & Services–0.98%
†Alibaba Group Holding ADR	3,200	254,496
†Baidu ADR	4,200	693,630
†SINA	4,696	243,582
†@Sohu.com	7,400	280,164
Tencent Holdings	21,200	486,321

		1,958,193

IT Services–0.06%
†@WNS Holdings ADR	4,280	115,560

		115,560

Media–0.18%
Grupo Televisa ADR	13,514	351,905

		351,905

Metals & Mining–0.04%
†Impala Platinum Holdings	6,221	20,044
Vale ADR	11,552	58,453

		78,497

Multiline Retail–0.07%
Woolworths Holdings	22,910	131,184

		131,184

Oil, Gas & Consumable Fuels–1.06%
Cairn India	30,123	63,103
China Petroleum & Chemical	198,850	143,693
Gazprom ADR	46,933	202,796
Lukoil ADR	4,908	204,811
PetroChina ADR	1,636	111,117
†Petroleo Brasileiro ADR	36,369	260,402
PTT-Foreign	18,778	167,260
#Reliance Industries GDR 144A	26,205	748,153
Rosneft GDR	31,246	160,754
Tambang Batubara Bukit Asam Persero	108,200	63,652

		2,125,741

LVIP Delaware Foundation® Aggressive Allocation Fund–11

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Paper & Forest Products–0.05%
Nine Dragons Paper Holdings	127,500	$97,753

		97,753

Personal Products–0.10%
Hypermarcas	27,700	200,487

		200,487

Real Estate Management & Development–0.05%
#@=Etalon Group GDR 144A	10,500	25,673
UEM Sunrise	313,668	80,517

		106,190

Road & Rail–0.00%
†Rumo Logistica Operadora Multimodal	5,070	7,766

		7,766

Semiconductors & Semiconductor Equipment–0.42%
MediaTek	20,000	152,831
Taiwan Semiconductor Manufacturing	79,944	402,894
Taiwan Semiconductor Manufacturing ADR	10,700	280,661

		836,386

Technology Hardware, Storage & Peripherals–0.59%
Samsung Electronics	948	1,180,593

		1,180,593

Transportation Infrastructure–0.01%
Santos Brasil Participacoes	7,775	29,819

		29,819

Wireless Telecommunication Services–1.03%
America Movil ADR	10,058	123,311
China Mobile	36,848	425,750
China Mobile ADR	2,893	167,505
MegaFon GDR	5,513	57,571
Mobile TeleSystems ADR	7,900	65,412
SK Telecom ADR	31,000	648,520
Tim Participacoes ADR	26,000	274,300
†Turkcell Iletisim Hizmetleri ADR	11,210	102,572
Vodacom Group	16,759	190,963

		2,055,904

Total Emerging Markets (Cost $16,580,370)		15,821,510

Total Common Stock (Cost $93,763,817)		126,603,504

	Number of Shares	Value (U.S. $)

CONVERTIBLE PREFERRED STOCK–0.04%
Crown Castle International 4.50%, exercise price $85.77, expiration date 11/1/16	130	$15,744
Exelon 6.50%, exercise price $43.75, expiration date 6/1/17	150	7,401
@Halcon Resources 5.75%, exercise price $30.78, expiration date 12/31/49	11	501
@Huntington Bancshares 8.50%, exercise price $11.95, expiration date 12/31/49	9	12,690
Maiden Holdings 7.25%, exercise price $15.11, expiration date 9/15/16	220	10,450
T-Mobile US 5.50%, exercise price $31.02, expiration date 12/15/17	120	8,831
Wells Fargo 7.50%, exercise price $156.71, expiration date 12/31/49	10	12,992

Total Convertible Preferred Stock (Cost $72,887)		68,609

EXCHANGE-TRADED FUNDS–9.09%
iShares iBoxx $ High Yield Corporate Bond ETF	300	25,407
iShares MSCI EAFE Growth Index ETF	137,520	8,996,558
iShares MSCI EAFE Index ETF	75,655	4,222,306
Vanguard FTSE Developed Markets ETF	139,490	4,932,366

Total Exchange-Traded Funds (Cost $14,542,698)		18,176,637

PREFERRED STOCK–0.13%
•General Electric 5.00%	123,000	130,657
•@Integrys Energy Group 6.00%	1,700	46,006
#•PNC Preferred Funding Trust II 1.875%	100,000	88,250

Total Preferred Stock (Cost $247,841)		264,913

	Principal Amount°

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.60%
Fannie Mae Grantor Trust Series 2001-T7 A1 7.50% 2/25/41	42	50
Fannie Mae REMICs Series 1996-46 ZA 7.50% 11/25/26	721	819

LVIP Delaware Foundation® Aggressive Allocation Fund–12

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
Series 2003-26 AT 5.00% 11/25/32	4,417	$4,448
Series 2005-70 PA 5.50% 8/25/35	3,758	4,293
•*Series 2008-15 SB 6.147% 8/25/36	25,672	5,633
Series 2010-41 PN 4.50% 4/25/40	65,000	71,557
Series 2010-43 HJ 5.50% 5/25/40	6,112	6,966
•*Series 2010-129 SM 5.547% 11/25/40	55,837	8,988
*Series 2012-98 MI 3.00% 8/25/31	84,935	8,034
•*Series 2012-122 SD 5.647% 11/25/42	148,442	34,312
*Series 2013-26 ID 3.00% 4/25/33	72,378	9,003
*Series 2013-38 AI 3.00% 4/25/33	68,369	7,972
*Series 2013-43 IX 4.00% 5/25/43	213,804	45,089
*Series 2013-44 DI 3.00% 5/25/33	176,544	24,405
*Series 2013-55 AI 3.00% 6/25/33	93,448	11,413
Series 2014-36 ZE 3.00% 6/25/44	37,254	37,945
•*Series 2014-68 BS 5.697% 11/25/44	79,460	17,295
•*Series 2014-90 SA 5.697% 1/25/45	217,848	47,992
•*Series 2015-27 SA 5.997% 5/25/45	87,039	19,965
Series 2015-44 Z 3.00% 9/25/43	65,947	67,506
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	5,309	6,097
Series 4065 DE 3.00% 6/15/32	10,000	10,752
*Series 4109 AI 3.00% 7/15/31	183,154	17,319
*Series 4120 IK 3.00% 10/15/32	116,561	14,102
*Series 4146 IA 3.50% 12/15/32	67,451	9,547
•*Series4159 KS 5.708% 1/15/43	71,130	17,444
*Series 4181 DI 2.50% 3/15/33	72,390	7,776
•*Series4184 GS 5.678% 3/15/43	71,698	17,542
*Series 4185 LI 3.00% 3/15/33	72,093	9,005
*Series 4191 CI 3.00% 4/15/33	74,559	9,126
*Series 4342 CI 3.00% 11/15/33	75,384	7,702

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
Series 4435 DY 3.00% 2/15/35	54,000	$56,175
Series 4592 WT 5.50% 6/15/46	140,000	155,959
•*Series 4594 SG 5.656% 6/15/46	182,000	49,595
Freddie Mac Strips
•*Series 267 S5 5.558% 8/15/42	81,635	18,963
•*Series 299 S1 5.558% 1/15/43	74,624	17,176
•*Series 326 S2 5.508% 3/15/44	82,490	19,164
GNMA
Series 2010-113 KE 4.50% 9/20/40	155,000	176,574
Series 2013-113 AZ 3.00% 8/20/43	67,493	69,059
Series 2015-133 AL 3.00% 5/20/45	71,000	72,271

Total Agency Collateralized Mortgage Obligations (Cost $1,211,501)		1,195,033

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.37%
Freddie Mac Multifamily Structured Pass Through Certificates
¿Series K041 A2 3.171% 10/25/24	65,000	70,806
¿Series K716 A2 3.13% 6/25/21	40,000	42,909
¿Series K717 A2 2.991% 9/25/21	75,000	80,003
¿Series K722 A1 2.183% 5/25/22	35,000	35,699
FREMF Mortgage Trust
#•Series 2011-K14 B 144A 5.341% 2/25/47	20,000	22,387
#•Series 2011-K15 B 144A 5.116% 8/25/44	10,000	11,038
#•Series 2012-K18 B 144A 4.40% 1/25/45	20,000	21,670
#•Series 2012-K22 B 144A 3.811% 8/25/45	35,000	36,557
#•Series 2012-K22 C 144A 3.811% 8/25/45	30,000	29,798
#•Series 2012-K23 C 144A 3.782% 10/25/45	15,000	14,848
#•Series 2012-K708 B 144A 3.883% 2/25/45	35,000	36,164
#•Series 2012-K708 C 144A 3.883% 2/25/45	10,000	9,993
#•Series 2013-K30 C 144A 3.668% 6/25/45	30,000	27,701
#•Series 2013-K31 C 144A 3.741% 7/25/46	55,000	52,149
#•Series 2013-K33 B 144A 3.618% 8/25/46	30,000	30,616

LVIP Delaware Foundation® Aggressive Allocation Fund–13

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust (continued)
#•Series 2013-K35 C 144A 4.077% 8/25/23	10,000	$9,767
#•Series 2013-K712 B 144A 3.484% 5/25/45	50,000	51,163
#•Series 2013-K713 B 144A 3.274% 4/25/46	30,000	30,489
#•Series 2013-K713 C 144A 3.274% 4/25/46	55,000	54,693
#•Series 2014-K716 C 144A 4.084% 8/25/47	80,000	79,050

Total Agency Commercial Mortgage-Backed Securities (Cost $743,401)		747,500

AGENCY MORTGAGE-BACKED SECURITIES–7.39%
Fannie Mae ARM
•2.413% 5/1/43	25,202	26,005
•2.553% 6/1/43	8,714	9,012
•2.593% 8/1/35	1,886	1,993
•2.913% 7/1/45	12,678	13,172
•3.212% 4/1/44	25,980	27,219
•3.237% 3/1/44	32,676	34,439
•3.276% 9/1/43	21,680	22,807
Fannie Mae S.F. 15 yr
2.50% 5/1/31	65,385	67,818
3.00% 11/1/26	99,483	105,071
3.00% 9/1/30	35,083	36,907
3.00% 12/1/30	34,293	36,176
3.00% 2/1/31	15,555	16,370
3.00% 3/1/31	46,094	48,444
3.50% 7/1/26	15,274	16,201
4.00% 11/1/25	73,322	78,166
4.00% 12/1/26	16,421	17,502
4.00% 1/1/27	110,248	117,529
4.00% 5/1/27	37,975	40,483
4.00% 8/1/27	20,268	21,600
Fannie Mae S.F. 20 yr
3.00% 8/1/33	11,417	12,035
3.00% 1/1/36	93,157	97,766
3.00% 5/1/36	105,395	110,605
Fannie Mae S.F. 30 yr
4.00% 8/1/43	9,483	10,274
4.50% 7/1/36	7,092	7,767
4.50% 6/1/38	7,674	8,408
4.50% 4/1/39	29,345	32,018
4.50% 6/1/39	15,072	16,464
4.50% 9/1/39	7,533	8,241
4.50% 11/1/39	23,714	26,392
4.50% 1/1/40	374,876	414,625
4.50% 6/1/40	27,829	30,912

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.50% 8/1/40	8,897	$9,800
4.50% 9/1/40	35,733	39,173
4.50% 11/1/40	15,805	17,324
4.50% 2/1/41	90,220	98,797
4.50% 3/1/41	20,723	22,718
4.50% 4/1/41	41,614	45,515
4.50% 7/1/41	85,132	94,445
4.50% 8/1/41	474,954	523,357
4.50% 10/1/41	28,467	31,227
4.50% 12/1/41	60,122	65,882
4.50% 1/1/42	187,106	205,166
4.50% 4/1/42	7,907	8,663
4.50% 8/1/42	434,841	480,648
4.50% 9/1/42	246,118	269,357
4.50% 1/1/43	38,965	42,675
4.50% 9/1/43	31,753	34,781
4.50% 10/1/43	198,980	220,239
4.50% 11/1/43	46,592	50,888
4.50% 4/1/44	68,371	74,580
4.50% 5/1/44	19,485	21,255
4.50% 6/1/44	161,640	176,903
4.50% 10/1/44	143,249	156,999
4.50% 12/1/44	25,573	27,982
4.50% 1/1/45	209,684	229,071
4.50% 2/1/45	97,320	106,312
4.50% 4/1/45	269,985	295,046
5.00% 2/1/35	29,175	32,565
5.00% 4/1/35	5,892	6,565
5.00% 10/1/35	17,635	19,630
5.00% 11/1/35	8,518	9,477
5.00% 4/1/37	5,020	5,573
5.00% 8/1/37	12,488	13,916
5.00% 12/1/39	13,284	14,917
5.00% 1/1/40	2,899	3,263
5.00% 11/1/44	169,150	188,515
5.50% 12/1/32	955	1,083
5.50% 2/1/33	12,617	14,284
5.50% 6/1/33	81,786	92,748
5.50% 7/1/34	1,393	1,581
5.50% 9/1/34	16,850	19,135
5.50% 11/1/34	5,341	6,058
5.50% 12/1/34	28,055	31,878
5.50% 3/1/35	2,960	3,358
5.50% 5/1/35	24,687	28,033
5.50% 6/1/35	3,348	3,758
5.50% 1/1/36	20,819	23,614
5.50% 4/1/36	25,761	29,111
5.50% 5/1/36	2,328	2,635
5.50% 7/1/36	24,014	27,275
5.50% 9/1/36	49,944	56,639
5.50% 11/1/36	3,841	4,326
5.50% 1/1/37	16,006	18,008

LVIP Delaware Foundation® Aggressive Allocation Fund–14

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 4/1/37	55,890	$63,383
5.50% 8/1/37	39,779	45,107
5.50% 9/1/37	19,184	21,571
5.50% 1/1/38	512	577
5.50% 2/1/38	10,418	11,775
5.50% 3/1/38	9,147	10,391
5.50% 6/1/38	38,763	43,615
5.50% 7/1/38	6,928	7,796
5.50% 9/1/38	37,276	42,257
5.50% 12/1/38	20,044	22,730
5.50% 1/1/39	25,671	29,143
5.50% 2/1/39	58,043	65,796
5.50% 6/1/39	21,012	23,801
5.50% 10/1/39	42,568	47,915
5.50% 3/1/40	68,331	77,609
5.50% 7/1/40	32,083	36,316
5.50% 3/1/41	124,322	141,003
5.50% 6/1/41	51,703	58,664
5.50% 9/1/41	205,810	232,256
6.00% 5/1/36	17,271	19,781
6.00% 6/1/36	1,791	2,053
6.00% 7/1/36	2,918	3,332
6.00% 9/1/36	9,022	10,520
6.00% 12/1/36	1,881	2,169
6.00% 2/1/37	5,884	6,735
6.00% 5/1/37	13,079	14,960
6.00% 6/1/37	1,021	1,177
6.00% 7/1/37	836	955
6.00% 8/1/37	7,811	8,950
6.00% 9/1/37	1,876	2,145
6.00% 11/1/37	288	329
6.00% 5/1/38	31,101	35,596
6.00% 7/1/38	95,243	109,057
6.00% 9/1/38	64,687	74,086
6.00% 10/1/38	2,526	2,894
6.00% 11/1/38	4,419	5,092
6.00% 1/1/39	8,762	10,039
6.00% 9/1/39	73,973	84,644
6.00% 10/1/39	68,161	79,106
6.00% 3/1/40	7,975	9,130
6.00% 7/1/40	28,275	32,297
6.00% 9/1/40	7,138	8,176
6.00% 11/1/40	2,818	3,270
6.00% 5/1/41	85,968	98,427
6.00% 6/1/41	30,692	35,108
6.00% 7/1/41	127,232	145,580
6.50% 3/1/40	53,874	64,071
Fannie Mae S.F. 30 yr TBA
3.00% 8/1/46	5,314,000	5,504,763
4.50% 8/1/46	256,000	279,279
Freddie Mac ARM
•2.495% 1/1/44	57,554	59,673

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac ARM (continued)
•2.592% 12/1/33	10,611	$11,239
•2.768% 10/1/45	17,181	17,772
•2.826% 9/1/45	91,517	95,039
•2.944% 10/1/45	25,185	26,271
•2.951% 11/1/44	8,676	9,008
•3.107% 3/1/46	36,865	38,540
•3.206% 6/1/37	4,522	4,816
Freddie Mac S.F. 20 yr
3.00% 6/1/34	13,770	14,475
3.00% 6/1/36	17,942	18,809
Freddie Mac S.F. 30 yr
4.50% 4/1/39	3,981	4,407
4.50% 6/1/39	2,969	3,244
4.50% 10/1/39	8,274	9,071
4.50% 5/1/40	167,540	186,876
4.50% 3/1/41	30,802	33,826
4.50% 4/1/41	59,818	65,697
4.50% 7/1/42	52,345	57,650
4.50% 8/1/44	65,199	71,956
4.50% 7/1/45	75,862	83,276
5.00% 6/1/36	48,133	53,446
5.50% 3/1/34	2,109	2,380
5.50% 12/1/34	1,859	2,100
5.50% 6/1/36	1,249	1,406
5.50% 11/1/36	1,473	1,648
5.50% 12/1/36	560	629
5.50% 9/1/37	2,428	2,724
5.50% 12/1/37	368,406	416,701
5.50% 4/1/38	8,681	9,757
5.50% 6/1/38	930	1,046
5.50% 7/1/38	8,732	9,825
5.50% 6/1/39	8,979	10,082
5.50% 3/1/40	7,338	8,224
5.50% 8/1/40	4,292	4,806
5.50% 1/1/41	4,063	4,566
5.50% 6/1/41	85,755	96,516
6.00% 2/1/36	4,143	4,757
6.00% 3/1/36	5,981	6,898
6.00% 1/1/38	2,551	2,912
6.00% 6/1/38	6,842	7,806
6.00% 8/1/38	9,460	10,974
6.00% 5/1/40	14,030	16,065
6.00% 7/1/40	33,452	38,318
6.50% 4/1/39	9,720	11,166
GNMA II S.F. 30 yr
5.50% 5/20/37	12,327	13,751
5.50% 4/20/40	12,749	13,981
6.00% 2/20/39	21,906	24,964
6.00% 4/20/46	24,815	28,580

Total Agency Mortgage-Backed Securities (Cost $14,616,424)		14,772,268

LVIP Delaware Foundation® Aggressive Allocation Fund–15

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS–0.18%
@Alaska Communications Systems Group 6.25% exercise price $10.28, maturity date 5/1/18	18,000	$17,471
@American Realty Capital Properties 3.75% exercise price $14.99, maturity date 12/15/20	10,000	9,944
BioMarin Pharmaceutical 1.50% exercise price $94.15, maturity date 10/15/20	5,000	5,806
Blackstone Mortgage Trust 5.25% exercise price $28.36, maturity date 12/1/18	22,000	23,403
Brookdale Senior Living 2.75% exercise price $29.33, maturity date 6/15/18	11,000	10,787
Cemex 3.72% exercise price $11.45, maturity date 3/15/20	11,000	10,306
@Chart Industries 2.00% exercise price $69.03, maturity date 8/1/18	15,000	14,034
#Ciena 144A 3.75% exercise price $20.17, maturity date 10/15/18	10,000	11,719
#Clearwire Communications 144A 8.25% exercise price $7.08, maturity date 12/1/40	9,000	9,157
@GAIN Capital Holdings 4.125% exercise price $12.00, maturity date 12/1/18	9,000	8,291
@fGeneral Cable 4.50% exercise price $32.36, maturity date 11/15/29	14,000	8,076
HealthSouth 2.00% exercise price $37.59, maturity date 12/1/43	14,000	16,406
Helix Energy Solutions Group 3.25% exercise price $25.02, maturity date 3/15/32	6,000	5,347
fHologic 2.00% exercise price $31.18, maturity date 3/1/42	13,000	16,705
Infinera 1.75% exercise price $12.58, maturity date 6/1/18	8,000	9,290
Jefferies Group 3.875% exercise price $44.19, maturity date 11/1/29	11,000	11,179
#Knowles 144A 3.25% exercise price $18.43, maturity date 11/1/21	2,000	2,048
#Liberty Interactive 144A 1.00% exercise price $64.18, maturity date 9/30/43	20,000	17,463

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
#Medicines 144A 2.75% exercise price $48.97, maturity date 7/15/23	4,000	$3,855
fMeritor 4.00% exercise price $26.73, maturity date 2/15/27	15,000	14,456
Microchip Technology 1.625% exercise price $65.56, maturity date 2/15/25	7,000	7,783
Micron Technology 3.00% exercise price $29.16, maturity date 11/15/43	7,000	5,381
@New Mountain Finance 5.00% exercise price $15.93, maturity date 6/15/19	4,000	3,945
Novellus Systems 2.625% exercise price $34.11, maturity date 5/15/41	7,000	17,430
#NuVasive 144A 2.25% exercise price $59.82, maturity date 3/15/21	4,000	4,755
NXP Semiconductors 1.00% exercise price $102.84, maturity date 12/1/19	8,000	8,735
ON Semiconductor 1.00% exercise price $18.50, maturity date 12/1/20	7,000	6,291
PROS Holdings 2.00% exercise price $33.79, maturity date 12/1/19	9,000	8,078
@Spectrum Pharmaceuticals 2.75% exercise price $10.53, maturity date 12/15/18	11,000	10,209
@Spirit Realty Capital 3.75% exercise price $13.10, maturity date 5/15/21	13,000	14,560
Synchronoss Technologies 0.75% exercise price $53.17, maturity date 8/15/19	14,000	13,921
@Titan Machinery 3.75% exercise price $43.17, maturity date 5/1/19	3,000	2,445
•Vector Group 1.75% exercise price $24.64, maturity date 4/15/20	11,000	12,251
•Vector Group 2.50% exercise price $15.98, maturity date 1/15/19	7,000	10,183
Verint Systems 1.50% exercise price $64.46, maturity date 6/1/21	8,000	7,325

Total Convertible Bonds (Cost $357,682)		359,035

LVIP Delaware Foundation® Aggressive Allocation Fund–16

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS–10.50%
Aerospace & Defense–0.02%
Lockheed Martin 3.55% 1/15/26	35,000	$38,094

		38,094

Air Freight & Logistics–0.07%
Aviation Capital Group
#144A 4.875% 10/1/25	20,000	19,655
#144A 6.75% 4/6/21	40,000	45,250
FedEx 4.75% 11/15/45	15,000	16,785
United Parcel Service 5.125% 4/1/19	45,000	49,850

		131,540

Airlines–0.09%
#¿Air Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27	24,609	25,040
¿American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26	22,835	23,748
¿American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27	23,863	24,040
¿American Airlines 2015-2 Class AA Pass Through Trust 3.60% 9/22/27	15,000	15,787
¿American Airlines 2016-1 Class AA Pass Through Trust 3.575% 1/15/28	15,000	15,877
¿United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26	18,855	19,905
¿United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26	43,691	46,257
¿United Airlines 2016-1 Class AA Pass Through Trust 3.10% 7/7/28	15,000	15,281

		185,935

Auto Components–0.08%
American Axle & Manufacturing 6.25% 3/15/21	35,000	36,444
Goodyear Tire & Rubber 5.00% 5/31/26	35,000	35,744
Lear 5.25% 1/15/25	50,000	52,688
O’Reilly Automotive 3.55% 3/15/26	25,000	26,265

		151,141

Automobiles–0.16%
BMW US Capital
#144A 2.00% 4/11/21	65,000	65,888
#144A 2.80% 4/11/26	75,000	77,027

	Principal Amount°		Value (U.S. $)

CORPORATE BONDS (continued)
Automobiles (continued)
Daimler 2.75% 12/10/18	NOK	320,000	$39,652
Ford Motor 7.45% 7/16/31		51,000	68,554
General Motors Financial 3.70% 5/9/23		35,000	35,234
Toyota Finance Australia 3.04% 12/20/16	NZD	50,000	35,629

			321,984

Banks–1.39%
Australia & New Zealand Banking Group 2.625% 12/10/18	CAD	25,000	19,910
Bank Nederlandse Gemeenten
#144A 1.625% 4/19/21		62,000	62,954
5.25% 5/20/24	AUD	18,000	15,799
Bank of America 4.45% 3/3/26		330,000	345,837
Bank of New York Mellon 2.80% 5/4/26		20,000	20,771
BB&T 2.05% 5/10/21		285,000	289,371
Citizens Financial Group 4.30% 12/3/25		40,000	42,183
#Credit Suisse Group Funding Guernsey 144A 3.80% 6/9/23		275,000	274,709
Fifth Third Bancorp 2.875% 7/27/20		20,000	20,893
JPMorgan Chase
•1.264% 1/28/19		26,000	25,965
4.25% 10/1/27		260,000	275,706
•6.75% 8/29/49		40,000	44,100
KeyBank 3.40% 5/20/26		250,000	254,380
KFW 1.50% 6/15/21		55,000	55,729
•National City Bank 1.052% 6/7/17		335,000	334,534
RBC USA Holdco 5.25% 9/15/20		45,000	50,875
Santander UK Group Holdings
2.875% 10/16/20		105,000	104,399
3.125% 1/8/21		25,000	25,087
Toronto-Dominion Bank
2.125% 4/7/21		40,000	40,735
2.50% 12/14/20		50,000	51,750
US Bancorp 3.10% 4/27/26		65,000	67,695
•@USB Capital IX 3.50% 10/29/49		275,000	225,156
Wells Fargo
4.30% 7/22/27		15,000	16,217
4.40% 6/14/46		100,000	102,137
Zions Bancorp 4.50% 6/13/23		20,000	21,227

			2,788,119

Beverages–0.27%
Anheuser-Busch InBev Finance 3.65% 2/1/26		270,000	289,810

LVIP Delaware Foundation® Aggressive Allocation Fund–17

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)

CORPORATE BONDS (continued)
Beverages (continued)
Molson Coors Brewing
2.10% 7/15/21		15,000	$15,063
3.00% 7/15/26		40,000	40,047
4.20% 7/15/46		25,000	25,213
#Pernod Ricard 144A 4.45% 1/15/22		150,000	165,474

			535,607

Biotechnology–0.08%
Biogen
4.05% 9/15/25		30,000	32,354
5.20% 9/15/45		40,000	45,158
Celgene
3.875% 8/15/25		40,000	42,747
4.625% 5/15/44		10,000	10,442
5.00% 8/15/45		25,000	27,642

			158,343

Building Products–0.04%
Fortune Brands Home & Security 3.00% 6/15/20		25,000	25,848
Masco 3.50% 4/1/21		60,000	61,518

			87,366

Capital Markets–0.31%
Affiliated Managers Group 3.50% 8/1/25		40,000	40,035
Bank of New York Mellon
2.15% 2/24/20		10,000	10,200
2.50% 4/15/21		95,000	98,506
Jefferies Group
6.45% 6/8/27		25,000	27,826
6.50% 1/20/43		15,000	14,941
Lazard Group 6.85% 6/15/17		28,000	29,288
Morgan Stanley
2.50% 4/21/21		10,000	10,116
3.875% 1/27/26		200,000	212,743
3.95% 4/23/27		45,000	45,608
5.00% 9/30/21	AUD	14,000	11,315
State Street
2.55% 8/18/20		45,000	46,724
3.10% 5/15/23		25,000	25,887
3.55% 8/18/25		45,000	48,994

			622,183

Chemicals–0.33%
CF Industries 6.875% 5/1/18		80,000	86,956
Dow Chemical 8.55% 5/15/19		223,000	264,881
Eastman Chemical
3.80% 3/15/25		30,000	31,764
4.65% 10/15/44		165,000	169,429
Methanex 4.25% 12/1/24		30,000	26,818
PolyOne 5.25% 3/15/23		25,000	25,313

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Chemicals (continued)
PPG Industries 2.30% 11/15/19	35,000	$35,309
#WR Grace 144A 5.125% 10/1/21	10,000	10,300

		650,770

Commercial Services & Supplies–0.29%
Penske Truck Leasing
#144A 3.30% 4/1/21	40,000	41,163
#144A 3.375% 2/1/22	205,000	209,315
#Prestige Brands 144A 5.375% 12/15/21	25,000	25,500
United Rentals North America
4.625% 7/15/23	30,000	30,375
5.50% 7/15/25	56,000	55,370
5.875% 9/15/26	20,000	19,950
Waste Management 2.40% 5/15/23	190,000	193,038

		574,711

Computers & Peripherals–0.04%
#Diamond 1 Finance / Diamond 2 Finance 144A 6.02% 6/15/26	85,000	88,774

		88,774

Construction & Engineering–0.03%
AECOM 5.875% 10/15/24	39,000	40,170
Vale Overseas 5.875% 6/10/21	15,000	15,056

		55,226

Consumer Finance–0.16%
General Motors Financial
3.45% 4/10/22	65,000	65,038
4.375% 9/25/21	5,000	5,282
5.25% 3/1/26	80,000	87,130
Hyundai Capital America
#144A 2.55% 2/6/19	50,000	50,857
#144A 3.00% 3/18/21	20,000	20,739
SunTrust Banks 2.35% 11/1/18	60,000	60,968
Toyota Motor Credit 2.80% 7/13/22	20,000	21,052

		311,066

Containers & Packaging–0.04%
Ball
5.00% 3/15/22	20,000	21,330
5.25% 7/1/25	30,000	31,387
#Owens-Brockway Glass Container 144A 5.875% 8/15/23	35,000	36,830

		89,547

Diversified Financial Services–0.42%
AerCap Ireland Capital 3.95% 2/1/22	150,000	150,375

LVIP Delaware Foundation® Aggressive Allocation Fund–18

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Berkshire Hathaway
2.75% 3/15/23		25,000	$25,854
3.125% 3/15/26		100,000	104,983
General Electric Capital
2.10% 12/11/19		70,000	72,252
4.25% 1/17/18	NZD	50,000	36,247
5.55% 5/4/20		30,000	34,609
6.00% 8/7/19		56,000	64,177
Nasdaq 3.85% 6/30/26		15,000	15,271
National Rural Utilities Cooperative Finance
2.85% 1/27/25		115,000	120,414
•4.75% 4/30/43		60,000	58,950
•5.25% 4/20/46		20,000	20,516
#Peachtree Corners Funding Trust 144A 3.976% 2/15/25		100,000	100,441
•Voya Financial 5.65% 5/15/53		35,000	33,031

			837,120

Diversified Telecommunication Services–0.26%
AT&T
3.60% 2/17/23		45,000	47,010
4.125% 2/17/26		85,000	91,488
5.65% 2/15/47		95,000	109,215
Bell Canada 3.35% 3/22/23	CAD	19,000	15,563
CenturyLink
5.80% 3/15/22		45,000	43,861
6.75% 12/1/23		45,000	44,381
Frontier Communications 8.875% 9/15/20		40,000	42,850
SBA Tower Trust
#144A 2.24% 4/16/18		40,000	40,128
#144A 2.898% 10/15/19		25,000	25,347
Verizon Communications 4.862% 8/21/46		60,000	65,854

			525,697

Electric Utilities–1.18%
Alabama Power 4.30% 1/2/46		40,000	44,999
Appalachian Power
3.40% 6/1/25		100,000	106,322
4.45% 6/1/45		25,000	27,204
Berkshire Hathaway Energy 3.75% 11/15/23		110,000	120,390
Black Hills 3.95% 1/15/26		15,000	15,948
Cleveland Electric Illuminating 5.50% 8/15/24		5,000	5,923
@ComEd Financing III 6.35% 3/15/33		60,000	65,145
Commonwealth Edison
3.65% 6/15/46		25,000	25,612
4.35% 11/15/45		40,000	45,564

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Consumers Energy 4.10% 11/15/45	15,000	$16,925
Dominion Resources 3.90% 10/1/25	35,000	37,565
DTE Energy 3.30% 6/15/22	45,000	47,489
Duke Energy
3.75% 4/15/24	20,000	21,511
4.80% 12/15/45	45,000	52,317
Duke Energy Carolinas 3.875% 3/15/46	30,000	32,310
•Emera 6.75% 6/15/76	85,000	86,350
#Emera US Finance 144A 4.75% 6/15/46	25,000	25,474
Entergy 4.00% 7/15/22	115,000	123,566
Entergy Arkansas 3.50% 4/1/26	5,000	5,487
Entergy Louisiana 4.95% 1/15/45	20,000	21,002
Entergy Mississippi 2.85% 6/1/28	65,000	66,127
Exelon 3.95% 6/15/25	40,000	42,842
Great Plains Energy 4.85% 6/1/21	25,000	27,499
Indiana Michigan Power
3.20% 3/15/23	15,000	15,667
4.55% 3/15/46	25,000	27,901
IPALCO Enterprises 5.00% 5/1/18	45,000	47,250
ITC Holdings
3.25% 6/30/26	35,000	35,101
3.65% 6/15/24	25,000	26,063
Kansas City Power & Light 3.65% 8/15/25	65,000	68,908
LG&E & KU Energy 4.375% 10/1/21	115,000	127,051
#Metropolitan Edison 144A 4.00% 4/15/25	30,000	31,433
MidAmerican Energy 4.25% 5/1/46	45,000	51,029
NextEra Energy Capital Holdings
2.40% 9/15/19	65,000	66,411
3.625% 6/15/23	25,000	26,390
NV Energy 6.25% 11/15/20	45,000	53,328
Pennsylvania Electric 5.20% 4/1/20	55,000	58,216
South Carolina Electric & Gas 4.10% 6/15/46	85,000	90,175
Southern
2.75% 6/15/20	140,000	145,233
3.25% 7/1/26	75,000	78,067
4.40% 7/1/46	75,000	80,961
#Trans-Allegheny Interstate Line 144A 3.85% 6/1/25	45,000	48,201

LVIP Delaware Foundation® Aggressive Allocation Fund–19

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Wisconsin Electric Power 4.30% 12/15/45	25,000	$28,577
Xcel Energy 3.30% 6/1/25	185,000	195,485

		2,365,018

Electronic Equipment, Instruments & Components–0.06%
FLIR Systems 3.125% 6/15/21	25,000	25,698
Fortive
#144A 2.35% 6/15/21	15,000	15,237
#144A 3.15% 6/15/26	45,000	46,408
Intel 2.60% 5/19/26	35,000	35,720

		123,063

Food & Staples Retailing–0.31%
CVS Health
3.875% 7/20/25	178,000	196,164
5.00% 12/1/24	25,000	29,310
KFC Holding
#144A 5.00% 6/1/24	18,000	18,360
#144A 5.25% 6/1/26	18,000	18,495
Sysco 3.30% 7/15/26	195,000	202,730
Walgreens Boots Alliance
3.10% 6/1/23	100,000	102,006
3.45% 6/1/26	45,000	46,289
4.80% 11/18/44	15,000	16,201

		629,555

Food Products–0.12%
Aramark Services
#144A 4.75% 6/1/26	10,000	9,825
#144A 5.125% 1/15/24	55,000	56,237
#@Arcor SAIC 144A 6.00% 7/6/23	10,000	10,094
#JBS USA Finance 144A 5.75% 6/15/25	50,000	47,250
Kraft Heinz Foods
#144A 3.00% 6/1/26	95,000	95,977
#144A 4.375% 6/1/46	10,000	10,620

		230,003

Gas Utilities–0.08%
AGL Capital 3.25% 6/15/26	50,000	51,210
AmeriGas Finance 7.00% 5/20/22	40,000	42,425
Dominion Gas Holdings 4.60% 12/15/44	60,000	62,698

		156,333

Health Care Equipment & Supplies–0.20%
Becton Dickinson 6.375% 8/1/19	75,000	85,483
Thermo Fisher Scientific 3.00% 4/15/23	260,000	265,823

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings 4.45% 8/15/45	55,000	$56,199

		407,505

Health Care Providers & Services–0.25%
Aetna 3.20% 6/15/26	65,000	67,013
DaVita HealthCare Partners 5.00% 5/1/25	125,000	124,219
HCA
5.25% 6/15/26	40,000	41,625
5.375% 2/1/25	75,000	77,063
HealthSouth
5.125% 3/15/23	10,000	9,850
5.75% 11/1/24	10,000	10,090
5.75% 9/15/25	5,000	4,975
#@Highmark 144A 6.125% 5/15/41	20,000	20,236
#LifePoint Health 144A 5.375% 5/1/24	55,000	55,275
New York and Presbyterian Hospital 4.063% 8/1/56	40,000	43,210
Tenet Healthcare 4.50% 4/1/21	35,000	35,438
#Universal Health Services 144A 5.00% 6/1/26	10,000	10,050

		499,044

Hotels, Restaurants & Leisure–0.10%
Marriott International 3.125% 6/15/26	60,000	60,856
MGM Resorts International 6.00% 3/15/23	96,000	101,520
Starwood Hotels & Resorts Worldwide
@3.75% 3/15/25	35,000	36,506
@4.50% 10/1/34	5,000	5,116

		203,998

Household Products–0.01%
#Tempur Sealy International 144A 5.50% 6/15/26	25,000	24,625

		24,625

Independent Power & Renewable Electricity Producers–0.04%
#AES Gener 144A 5.25% 8/15/21	25,000	26,663
Calpine
#144A 5.25% 6/1/26	30,000	30,000
5.375% 1/15/23	30,000	29,400

		86,063

Insurance–0.36%
Berkshire Hathaway Finance 2.90% 10/15/20	55,000	58,431
MetLife
•5.25% 12/29/49	50,000	49,750
6.817% 8/15/18	85,000	94,927

LVIP Delaware Foundation® Aggressive Allocation Fund–20

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
#Principal Life Global Funding II 144A 3.00% 4/18/26	165,000	$168,502
Prudential Financial
•5.375% 5/15/45	35,000	35,350
•5.625% 6/15/43	20,000	20,881
•5.875% 9/15/42	55,000	59,538
TIAA Asset Management Finance
#144A 2.95% 11/1/19	35,000	35,884
#144A 4.125% 11/1/24	80,000	84,188
#USI 144A 7.75% 1/15/21	10,000	9,938
XLIT
4.45% 3/31/25	45,000	45,492
5.50% 3/31/45	40,000	39,654
•6.50% 12/29/49	30,000	20,925

		723,460

Internet Software & Services–0.02%
Zayo Group 6.00% 4/1/23	35,000	35,700

		35,700

IT Services–0.16%
Fidelity National Information Services 5.00% 10/15/25	85,000	96,672
First Data
#144A 5.00% 1/15/24	20,000	20,125
#144A 5.75% 1/15/24	150,000	149,437
#144A 7.00% 12/1/23	16,000	16,260
Priceline Group 3.60% 6/1/26	45,000	46,571

		329,065

Machinery–0.04%
Crane
2.75% 12/15/18	10,000	10,284
4.45% 12/15/23	60,000	63,848
Parker Hannifin 3.30% 11/21/24	5,000	5,410

		79,542

Media–0.64%
21st Century Fox America 4.95% 10/15/45	135,000	154,338
CC Holdings GS V 3.849% 4/15/23	15,000	16,024
CCO Holdings
#144A 5.125% 5/1/23	50,000	50,406
#144A 5.75% 2/15/26	25,000	25,813
#Charter Communications Operating 144A 4.908% 7/23/25	190,000	208,101
Comcast 3.15% 3/1/26	230,000	245,109
CSC Holdings 5.25% 6/1/24	105,000	95,813
DISH DBS 5.00% 3/15/23	25,000	22,813
Gray Television 7.50% 10/1/20	30,000	31,425
Omnicom Group 3.60% 4/15/26	10,000	10,554

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
#Sirius XM Radio 144A 5.375% 7/15/26	120,000	$119,400
#Sky 144A 3.75% 9/16/24	200,000	208,155
Time Warner 2.95% 7/15/26	15,000	15,145
Tribune Media 5.875% 7/15/22	55,000	55,000
WPP Finance 2010 5.625% 11/15/43	20,000	23,062

		1,281,158

Metals & Mining–0.05%
#Lundin Mining 144A 7.50% 11/1/20	25,000	25,625
Rio Tinto Finance USA 3.75% 6/15/25	65,000	68,124
Southern Copper 5.875% 4/23/45	15,000	14,198

		107,947

Multi-Utilities–0.24%
Ameren Illinois 9.75% 11/15/18	263,000	312,249
American Water Capital 3.40% 3/1/25	10,000	10,855
CMS Energy 6.25% 2/1/20	60,000	69,127
Louisville Gas & Electric 4.375% 10/1/45	15,000	17,270
Puget Energy 6.00% 9/1/21	35,000	40,780
WEC Energy Group 3.55% 6/15/25	20,000	21,501

		471,782

Oil, Gas & Consumable Fuels–0.59%
Chevron 2.954% 5/16/26	55,000	56,911
ConocoPhillips 4.95% 3/15/26	40,000	45,444
Ecopetrol
5.875% 9/18/23	15,000	15,487
5.875% 5/28/45	10,000	8,740
Energy Transfer Partners
4.75% 1/15/26	70,000	72,123
9.70% 3/15/19	60,000	67,972
EnLink Midstream Partners 2.70% 4/1/19	30,000	29,177
Enterprise Products Operating
3.95% 2/15/27	140,000	148,805
•7.034% 1/15/68	10,000	10,540
Murphy Oil USA 6.00% 8/15/23	60,000	62,400
Noble Energy 5.05% 11/15/44	35,000	35,378
Petrobras Global Finance
4.875% 3/17/20	15,000	14,100
8.375% 5/23/21	15,000	15,518
8.75% 5/23/26	5,000	5,038
Petroleos Mexicanos #144A 6.375% 2/4/21	10,000	10,898

LVIP Delaware Foundation® Aggressive Allocation Fund–21

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Petroleos Mexicanos (continued)
6.625% 6/15/35	45,000	$46,620
#144A 6.875% 8/4/26	15,000	16,808
Plains All American Pipeline 8.75% 5/1/19	120,000	137,260
Regency Energy Partners 5.875% 3/1/22	40,000	42,835
Shell International Finance 4.00% 5/10/46	85,000	86,920
Williams Partners 7.25% 2/1/17	95,000	97,855
#Woodside Finance 144A 8.75% 3/1/19	105,000	121,035
YPF
#144A 8.50% 3/23/21	5,000	5,350
#144A 8.75% 4/4/24	10,000	10,775
#•144A 31.35% 7/7/20	10,000	10,000

		1,173,989

Paper & Forest Products–0.17%
Georgia-Pacific 8.00% 1/15/24	125,000	167,239
International Paper 5.15% 5/15/46	160,000	173,278

		340,517

Pharmaceuticals–0.26%
AbbVie
3.20% 5/14/26	175,000	177,636
4.30% 5/14/36	30,000	30,699
4.45% 5/14/46	50,000	50,911
AstraZeneca 3.375% 11/16/25	60,000	62,976
#Mallinckrodt International Finance 144A 5.50% 4/15/25	55,000	49,342
Mylan
#144A 3.15% 6/15/21	15,000	15,232
#144A 3.95% 6/15/26	135,000	136,898

		523,694

Real Estate Investment Trusts–0.62%
Alexandria Real Estate Equities 3.95% 1/15/27	20,000	20,658
American Tower
2.80% 6/1/20	10,000	10,242
4.00% 6/1/25	65,000	69,252
4.40% 2/15/26	155,000	168,608
#American Tower Trust I 144A 3.07% 3/15/23	55,000	56,602
AvalonBay Communities 2.95% 5/11/26	165,000	165,999
Corporate Office Properties
3.60% 5/15/23	40,000	38,944
5.25% 2/15/24	40,000	42,775
Crown Castle International
5.25% 1/15/23	50,000	56,291

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
DDR
7.50% 4/1/17	10,000	$10,426
7.875% 9/1/20	45,000	54,393
Education Realty Operating Partnership 4.60% 12/1/24	45,000	46,271
Equinix 5.375% 4/1/23	57,000	59,137
GEO Group
5.125% 4/1/23	30,000	29,400
5.875% 10/15/24	35,000	35,613
Hospitality Properties Trust 4.50% 3/15/25	45,000	45,316
Host Hotels & Resorts
3.75% 10/15/23	10,000	10,088
4.50% 2/1/26	40,000	42,257
Kimco Realty 3.40% 11/1/22	10,000	10,497
Simon Property Group 2.50% 7/15/21	15,000	15,464
Sovran Acquisition 3.50% 7/1/26	40,000	40,445
UDR 4.00% 10/1/25	155,000	168,321
WP Carey 4.60% 4/1/24	35,000	35,967

		1,232,966

Road & Rail–0.07%
Burlington Northern Santa Fe 4.70% 9/1/45	70,000	82,523
Norfolk Southern 2.90% 6/15/26	50,000	51,555

		134,078

Software–0.30%
CDK Global 4.50% 10/15/24	30,000	29,851
Oracle
1.90% 9/15/21	15,000	15,066
2.40% 9/15/23	495,000	497,241
4.00% 7/15/46	55,000	55,595

		597,753

Specialty Retail–0.13%
Home Depot 3.00% 4/1/26	20,000	21,282
L Brands 6.75% 7/1/36	30,000	30,131
Lowe’s
2.50% 4/15/26	70,000	71,386
3.70% 4/15/46	70,000	72,167
Starbucks 2.45% 6/15/26	30,000	30,505
Target 3.625% 4/15/46	30,000	30,722

		256,193

Textiles, Apparel & Luxury Goods–0.06%
#Hanesbrands 144A 4.875% 5/15/26	65,000	65,559
#INVISTA Finance 144A 4.25% 10/15/19	50,000	49,000

		114,559

LVIP Delaware Foundation® Aggressive Allocation Fund–22

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Tobacco–0.12%
Reynolds American
4.00% 6/12/22	50,000	$54,412
4.45% 6/12/25	170,000	190,736

		245,148

Trading Companies & Distributors–0.05%
#ERAC USA Finance 144A 3.30% 12/1/26	90,000	92,219

		92,219

Wireless Telecommunication Services–0.19%
#Crown Castle Towers 144A 4.883% 8/15/20	210,000	229,169
Level 3 Financing 5.375% 5/1/25	25,000	24,906
Sprint Communications
#144A 7.00% 3/1/20	15,000	15,780
#144A 9.00% 11/15/18	55,000	58,781
T-Mobile USA 6.125% 1/15/22	45,000	47,363

		375,999

Total Corporate Bonds (Cost $20,311,068)		20,994,199

MUNICIPAL BONDS–0.21%
Bay Area Toll Authority Series S3 6.907% 10/1/50	65,000	104,365
California State Various Purposes 7.55% 4/1/39	50,000	79,089
Dallas, Texas Area Rapid Transit Series A 5.00% 12/1/46	40,000	49,351
New Jersey Turnpike Authority
Series A 7.102% 1/1/41	30,000	45,403
Series E 5.00% 1/1/45	40,000	47,840
Series F 7.414% 1/1/40	15,000	23,551
New York, New York
Series C 5.00% 8/1/26	20,000	25,908
Series C 5.00% 8/1/27	10,000	12,862
South Carolina Public Service Authority Series D 4.77% 12/1/45	20,000	23,114
Texas Water Development Board Series A 5.00% 10/15/45	10,000	12,337

Total Municipal Bonds (Cost $411,260)		423,820

NON-AGENCY ASSET-BACKED SECURITIES–1.05%
AEP Texas Central Transition Funding II Series 2006-A A4 5.17% 1/1/18	67,862	69,873
Ally Master Owner Trust Series 2012-5 A 1.54% 9/15/19	100,000	100,314

	Principal	Value
	Amount°	(U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Ally Master Owner Trust (continued)
Series 2014-4 A2 1.43% 6/17/19	70,000	$70,165
•American Express Credit Account Secured Note Trust Series 2012-4 A 0.682% 5/15/20	135,000	135,067
Avis Budget Rental Car Funding AESOP
#Series 2013-1A A 144A 1.92% 9/20/19	100,000	100,246
#Series 2014-1A A 144A 2.46% 7/20/20	100,000	101,412
BA Credit Card Trust
•Series 2014-A2 A 0.712% 9/16/19	30,000	30,028
•Series 2014-A3 A 0.732% 1/15/20	35,000	35,052
•Series 2015-A1 A 0.772% 6/15/20	135,000	135,156
Capital One Multi-Asset Execution Trust
•Series 2007-A5 A5 0.482% 7/15/20	100,000	99,685
•Series 2016-A1 A1 0.90% 2/15/22	80,000	80,138
Chase Issuance Trust
•Series 2014-A5 A5 0.812% 4/15/21	100,000	99,864
•Series 2016-A1 A 0.852% 5/17/21	100,000	100,029
#CIT Equipment Collateral Series 2014-VT1 A2 144A 0.86% 5/22/17	20,790	20,769
•CNH Equipment Trust Series 2016-B A2B 1.05% 10/15/19	40,000	39,949
Discover Card Execution Note Trust Series 2015-A3 A 1.45% 3/15/21	100,000	101,041
Ford Credit Auto Lease Trust Series 2015-A A3 1.13% 6/15/18	30,000	30,031
•GE Dealer Floorplan Master Note Trust Series 2014-2 A 0.898% 10/20/19	50,000	49,930
#HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44	48,250	42,692
Honda Auto Receivables Owner Trust Series 2015-3 A3 1.27% 4/18/19	100,000	100,421

LVIP Delaware Foundation® Aggressive Allocation Fund–23

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Mercedes-Benz Auto Lease Trust Series 2016-A A2B 1.002% 7/16/18	30,000	$29,989
#•Mercedes-Benz Master Owner Trust Series 2016-AA A 144A 1.022% 5/15/20	100,000	100,149
•Nissan Auto Lease Trust Series 2015-B A2B 0.972% 12/15/17	28,518	28,559
#•PFS Financing Series 2015-AA A 144A 1.062% 4/15/20	100,000	99,032
#Porsche Innovative Lease Owner Trust Series 2015-1 A3 144A 1.19% 7/23/18	100,000	100,105
Synchrony Credit Card Master Note Trust Series 2012-6 A 1.36% 8/17/20	100,000	100,253
#Volkswagen Credit Auto Master Trust Series 2014-1A A2 144A 1.40% 7/22/19	100,000	99,401

Total Non-Agency Asset-Backed Securities (Cost $2,102,250)		2,099,350

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.21%
Bank of America Alternative Loan Trust Series 2005-6 7A1 5.50% 7/25/20	1,708	1,671
Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35	21,788	21,666
JPMorgan Mortgage Trust
Series 2006-S1 1A1 6.00% 4/25/36	25,551	26,134
•Series 2007-A1 7A4 2.904% 7/25/35	12,920	11,382
#•New Residential Mortgage Loan Trust Series 2015-2A A1 144A 3.75% 8/25/55	87,348	91,437
Sequoia Mortgage Trust
#•Series 2013-11 B1 144A 3.668% 9/25/43	93,849	93,313
#•Series 2014-2 A4 144A 3.50% 7/25/44	52,670	54,151
#•Series 2015-1 B2 144A 3.887% 1/25/45	14,523	14,614
¿Structured Asset Securities Corporation Mortgage Pass Through Certificates Series 2004-20 2A1 5.50% 11/25/34	13,376	13,594

	Principal	Value
	Amount°	(U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
#•Towd Point Mortgage Trust Series 2015-5 A1B 144A 2.75% 5/25/55	89,246	$90,354

Total Non-Agency Collateralized Mortgage Obligations (Cost $407,384)		418,316

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.36%
•Banc of America Commercial Mortgage Trust Series 2007-4 AM 6.00% 2/10/51	40,000	41,679
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PWR18 A4 5.70% 6/11/50	24,312	25,118
Citigroup Commercial Mortgage Trust
•Series 2007-C6 AM 5.901% 12/10/49	25,000	25,089
Series 2014-GC25 A4 3.635% 10/10/47	45,000	48,877
Series 2015-GC27 A5 3.137% 2/10/48	50,000	52,470
Series 2016-P3 A4 3.329% 4/15/49	35,000	37,352
COMM Mortgage Trust
#Series 2013-CR6 AM 144A 3.147% 3/10/46	40,000	41,683
Series 2014-CR16 A4 4.051% 4/10/47	40,000	44,824
Series 2014-CR19 A5 3.796% 8/10/47	50,000	55,023
Series 2014-CR20 A4 3.59% 11/10/47	20,000	21,750
Series 2014-CR20 AM 3.938% 11/10/47	85,000	92,559
#Series 2015-3BP A 144A 3.178% 2/10/35	100,000	105,333
Series 2015-CR23 A4 3.497% 5/10/48	20,000	21,517
Commercial Mortgage Trust Series 2007-GG9 AM 5.475% 3/10/39	25,000	25,418
DB-JPM Series 2016-C1 A4 3.276% 5/10/49	50,000	53,246
#•DB-UBS Mortgage Trust Series 2011-LC1A C 144A 5.883% 11/10/46	100,000	113,468
#GRACE Mortgage Trust Series 2014-GRCE A 144A 3.369% 6/10/28	600,000	640,537

LVIP Delaware Foundation® Aggressive Allocation Fund–24

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust
Series 2014-GC24 A5 3.931% 9/10/47	55,000	$60,954
Series 2015-GC32 A4 3.764% 7/10/48	30,000	33,034
#Hilton USA Trust Series 2013-HLT BFX 144A 3.367% 11/5/30	200,000	200,980
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	90,000	98,849
JPM-DB Commercial Mortgage Securities Trust Series 2016-C2 A4 3.144% 6/15/49	75,000	78,860
JPMorgan Chase Commercial Mortgage Securities Trust
•Series 2005-CB11 E 5.675% 8/12/37	15,000	16,279
•Series 2005-LDP5 D 5.718% 12/15/44	25,000	24,917
Series 2006-LDP8 AM 5.44% 5/15/45	89,000	89,043
Series 2013-LC11 B 3.499% 4/15/46	35,000	36,278
Series 2015-JP1 A5 3.914% 1/15/49	30,000	33,471
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	1,958	1,962
•Series 2006-C6 AJ 5.452% 9/15/39	35,000	34,854
Series 2006-C6 AM 5.413% 9/15/39	45,000	45,157
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.741% 8/15/47	40,000	43,835
Series 2015-C23 A4 3.719% 7/15/50	80,000	87,794
Series 2015-C26 A5 3.531% 10/15/48	45,000	48,672
Series 2016-C29 A4 3.325% 5/15/49	35,000	37,249
•Morgan Stanley Capital I Trust Series 2006-HQ10 B 5.448% 11/12/41	100,000	94,003
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 A3 2.918% 10/15/45	25,000	26,289

		Principal	Value
		Amount°	(U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust (continued)
Series 2015-NXS3 A4 3.617% 9/15/57		65,000	$70,592
WF-RBS Commercial Mortgage Trust Series 2012-C10 A3 2.875% 12/15/45		100,000	104,815

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $2,650,645)			2,713,830

ΔREGIONAL BONDS–0.21%
Australia–0.11%
New South Wales Treasury
3.00% 3/20/28	AUD	147,200	116,730
4.00% 5/20/26	AUD	66,700	57,619
Queensland Treasury
#144A 3.25% 7/21/26	AUD	14,000	11,143
#144A 3.25% 7/21/28	AUD	29,000	22,927

			208,419

Canada–0.10%
Province of British Columbia Canada 2.25% 6/2/26		50,000	51,326
Province of Manitoba Canada 2.125% 6/22/26		40,000	39,817
Province of Ontario Canada 3.45% 6/2/45	CAD	12,000	10,580
Province of Quebec Canada
2.50% 4/20/26		45,000	46,363
6.00% 10/1/29	CAD	50,000	54,427

			202,513

Total Regional Bonds (Cost $403,543)			410,932

«SENIOR SECURED LOANS–0.59%
Activision Blizzard Tranche B 1st Lien 3.25% 10/11/20		17,850	17,918
Aramark Tranche E 3.25% 9/7/19		47,344	47,469
Avago Technologies Cayman Finance Tranche B 1st Lien 4.25% 2/1/23		44,888	44,996
Community Health Systems Tranche F 1st Lien 3.924% 12/31/18		21,349	21,202
FCA US Tranche B 1st Lien 3.50% 5/24/17		5,694	5,699
First Data Tranche B 1st Lien 4.452% 3/24/21		225,450	225,074
HCA Tranche B6 1st Lien 3.71% 3/18/23		88,279	88,686
Hilton Worldwide Finance Tranche B2 3.50% 10/25/20		202,800	203,212

LVIP Delaware Foundation® Aggressive Allocation Fund–25

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

		Principal	Value
		Amount°	(U.S. $)

«SENIOR SECURED LOANS (continued)
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18		62,250	$62,182
Landry’s Tranche B 4.00% 4/24/18		35,036	35,083
Level 3 Financing Tranche B 1st Lien 4.00% 1/15/20		75,000	75,047
@Republic of Angola (Unsecured) 7.045% 12/16/23		86,250	78,488
Solera Holdings Tranche B 1st Lien 5.75% 3/3/23		44,888	44,929
Univision Communications Tranche C4 1st Lien 4.00% 3/1/20		182,786	182,034
USI Insurance Services Tranche B 1st Lien 4.25% 12/27/19		53,086	52,489

Total Senior Secured Loans (Cost $1,182,390)			1,184,508

ΔSOVEREIGN BONDS–0.54%
Australia–0.02%
Australia Government Bond 3.75% 4/21/37	AUD	35,000	31,034

			31,034

Brazil–0.03%
Brazil Notas do Tesouro Nacional
10.00% 1/1/17	BRL	87,000	26,603
10.00% 1/1/23	BRL	97,000	27,570

			54,173

Canada–0.00%
Canadian Government Bond 2.75% 12/1/48	CAD	10,000	9,715

			9,715

Hungary–0.02%
Hungary Government International Bond 5.75% 11/22/23		40,000	45,605

			45,605

Indonesia–0.15%
#Indonesia Government International Bond 144A 4.875% 5/5/21		200,000	217,648
Indonesia Treasury Bond 8.375% 9/15/26	IDR	950,000,000	76,275

			293,923

Mexico–0.10%
Mexican Bonos 5.75% 3/5/26	MXN	3,647,800	198,242

			198,242

		Principal	Value
		Amount°	(U.S. $)

ΔSOVEREIGN BONDS (continued)
New Zealand–0.01%
New Zealand Government Bond 4.50% 4/15/27	NZD	22,000	$18,907

			18,907

Poland–0.06%
Poland Government Bond
2.50% 7/25/26	PLN	413,000	101,204
3.25% 7/25/25	PLN	97,000	25,440

			126,644

Portugal–0.01%
#Portugal Government International Bond 144A 5.125% 10/15/24		18,000	18,175

			18,175

Republic of Korea–0.03%
Inflation Linked Korea Treasury Bond 1.125% 6/10/23	KRW	77,794,728	68,978

			68,978

Russia–0.04%
Russian Foreign Bond - Eurobond 7.85% 3/10/18	RUB	5,000,000	76,482

			76,482

South Africa–0.01%
South Africa Government Bond 8.00% 1/31/30	ZAR	435,000	26,812

			26,812

United Kingdom–0.04%
United Kingdom Gilt
3.25% 1/22/44	GBP	20,000	35,552
3.50% 1/22/45	GBP	21,100	39,144

			74,696

Uruguay–0.02%
Uruguay Government International Bond 4.375% 10/27/27		39,000	41,340

			41,340

Total Sovereign Bonds (Cost $1,077,465)			1,084,726

SUPRANATIONAL BANKS–0.13%
Asian Development Bank 0.50% 3/24/20	AUD	14,000	9,735
European Bank for Reconstruction & Development 7.375% 4/15/19	IDR	410,000,000	30,685
Inter-American Development Bank 6.00% 9/5/17	INR	3,300,000	48,428

LVIP Delaware Foundation® Aggressive Allocation Fund–26

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

		Principal	Value
		Amount°	(U.S. $)

SUPRANATIONAL BANKS (continued)
International Bank for Reconstruction & Development
3.50% 1/22/21	NZD	195,000	$143,247
4.625% 10/6/21	NZD	13,000	10,096
International Finance 3.625% 5/20/20	NZD	12,000	8,854

Total Supranational Banks (Cost $246,887)			251,045

U.S. TREASURY OBLIGATIONS–2.14%
U.S. Treasury Bonds
2.50% 5/15/46		50,000	52,105
3.00% 11/15/45		20,000	22,998
•U.S. Treasury Floating Rate Note 0.46% 4/30/18		1,550,000	1,550,595
U.S. Treasury Notes
1.125% 6/30/21		1,850,000	1,859,755
1.625% 5/15/26		25,000	25,307
2.25% 11/15/25		720,000	768,178

Total U.S. Treasury Obligations (Cost $4,240,118)			4,278,938

	Number of Shares
RIGHT–0.00%
†B2W Cia Digital exercise price BRL 10.00, expiration date 7/20/16	16,184	0

Total Right (Cost $0)		0

	Number of	Value
	Contracts	(U.S. $)

OPTION PURCHASED–0.00%
Futures Call Option–0.00%
U.S. Treasury 10 yr Notes strike price $135, expiration date 7/22/16	27	$3,375

Total Option Purchased (Cost $6,438)		3,375

	Number of Shares

MONEY MARKET FUND–1.28%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	2,546,448	2,546,448

Total Money Market Fund (Cost $2,546,448)		2,546,448

	Principal Amount°

SHORT-TERM INVESTMENTS–4.00%
≠Discounted Commercial Paper–4.00%
Abbey National Treasury Services 0.41% 7/1/16	5,500,000	5,500,000
BNP Paribas 0.28% 7/1/16	2,500,000	2,500,000

		8,000,000

Total Short-Term Investments (Cost $8,000,000)		8,000,000

TOTAL VALUE OF SECURITIES–103.36% (Cost $169,142,147)	$206,596,986
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(3.36%)	(6,721,012)

NET ASSETS APPLICABLE TO 13,214,321 SHARES OUTSTANDING–100.00%	$199,875,974

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2016, the aggregate value of Rule 144A securities was $7,859,858, which represents 3.93% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

Δ	Securities have been classified by country of origin.

†	Non-income producing for the period.

•	Variable rate security. The rate shown is the rate as of June 30, 2016. Interest rates reset periodically.

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.

@	Illiquid security. At June 30, 2016, the aggregate value of illiquid securities was $5,185,902, which represents 2.59% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2016, the aggregate value of fair valued securities was $287,331, which represents 0.14% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

≠	The rate shown is the effective yield at the time of purchase.

LVIP Delaware Foundation® Aggressive Allocation Fund–27

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2016.

×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

F	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2016.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2016:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	AUD	(321,502)	USD	237,966	7/29/16	$(1,546)
BAML	CAD	(137,979)	USD	108,003	7/29/16	1,192
BAML	EUR	85,362	USD	(96,640)	7/29/16	(1,806)
BAML	JPY	2,474,117	USD	(23,288)	7/29/16	692
BAML	NZD	(167,651)	USD	118,450	7/29/16	(1,068)
BB	COP	223,431,167	USD	(74,821)	7/29/16	1,147
BB	EUR	(2,025)	USD	2,243	7/29/16	(6)
BB	IDR	364,696,750	USD	(27,277)	7/29/16	303
BNP	AUD	15,240	USD	(11,263)	7/29/16	90
BNP	INR	1,831,669	USD	(27,131)	7/29/16	(146)
BNP	NOK	(194,929)	USD	23,641	7/29/16	349
BNYM	BRL	932	USD	(292)	7/1/16	(2)
BNYM	BRL	85,564	USD	(26,249)	7/5/16	348
BNYM	EUR	121,176	USD	(134,801)	7/1/16	(322)
BNYM	GBP	202,346	USD	(272,485)	7/1/16	(3,109)
BNYM	JPY	(17,422,606)	USD	168,733	7/5/16	(8)
HSBC	GBP	(63,898)	USD	88,081	7/29/16	2,996
JPMC	KRW	(73,705,250)	USD	63,004	7/29/16	(894)
JPMC	PLN	(82,145)	USD	21,116	7/29/16	311
TD	EUR	(54,645)	USD	60,483	7/29/16	(225)
TD	JPY	(2,453,198)	USD	23,118	7/29/16	(659)
TD	NZD	(129,041)	USD	91,085	7/29/16	(908)

						$(3,271)

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(12) E-mini S&P 500 Index	$(1,224,464)	$(1,254,120)	9/19/16	$(29,656)
(6) U.S Treasury 10 yr Notes	(788,138)	(797,906)	9/22/16	(9,768)
16 U.S. Treasury Long Bonds	2,641,575	2,757,500	9/22/16	115,925

				$ 76,501

LVIP Delaware Foundation® Aggressive Allocation Fund–28

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

Swap Contracts

CDS Contracts

Counterparty	Swap Referenced Obligation	Notional Value[2]	Annual Protection Payments (Receipts)	Termination Date	Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)
	Protection Sold:
HSBC	CDX.EM.25[3]	680,000	1.00%	6/20/21	$(59,518)	$8,166

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

2Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

3Markit’s CDX.EM Index is composed of fourteen sovereign issuers from the following regions: Latin America, Middle East, Eastern Europe, Africa and Asia.

Summary of Abbreviations:

ADR–American Depositary Receipt

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BB–Barclays Bank

BNP–BNP Paribas

BNYM–Bank of New York Mellon

BRL–Brazilian Real

CAD–Canadian Dollar

CDS–Credit Default Swap

CDX.EM–Credit Default Swap Index Emerging Markets

COP–Colombian Peso

CVA–Dutch Certificate

DB–Deutsche Bank

EAFE–Europe Australasia Far East

ETF–Exchange-Traded Fund

EUR–Euro

GBP–British Pound Sterling

GDR–Global Depositary Receipt

GE–General Electric

GNMA–Government National Mortgage Association

GS–Goldman Sachs

HSBC–Hong Kong Shanghai Bank

IDR–Indonesian Rupiah

INR–Indian Rupee

IT–Information Technology

JPM–JPMorgan

JPMBB–JPMorgan Barclays Bank

JPMC–JPMorgan Chase Bank

JPMDB–JPMorgan Deutsche Bank

JPY–Japanese Yen

KRW–South Korean Won

LB–Lehman Brothers

MXN–Mexican Peso

NOK–Norwegian Kroner

NVDR–Non-Voting Depositary Receipt

NZD–New Zealand Dollar

PLN–Polish Zloty

RBS–Royal Bank of Scotland

REIT–Real Estate Investment Trust

LVIP Delaware Foundation® Aggressive Allocation Fund–29

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

Summary of Abbreviations: (continued)

RUB–Russian Ruble

REMIC–Real Estate Mortgage Investment Conduit

S.F.–Single Family

TBA–To be announced

TD–Toronto Dominion Bank

UBS–Union Bank of Switzerland

USD–U.S. Dollar

WF–Wells Fargo

yr–Year

ZAR–South African Rand

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Aggressive Allocation Fund–30

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Assets and Liabilities

June 30, 2016 (unaudited)

ASSETS:
Investments, at value	$206,593,611
Receivable for securities sold	10,886,091
Dividends and interest receivable	554,673
Foreign currencies, at value	513,230
Cash	140,660
Unrealized appreciation on futures contracts	76,502
Receivable for fund shares sold	18,302
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	13,561
Unrealized appreciation on credit default swap contracts	8,166
Options purchased, at value	3,375
Swap payments receivable, at value	202
Foreign currencies collateral held at broker for futures contracts	27
Other assets	6,394

TOTAL ASSETS	218,814,794

LIABILITIES:
Payable for securities purchased	18,157,805
Payable for fund shares redeemed	447,707
Due to manager and affiliates	117,492
Due to broker on futures contracts	100,599
Upfront payments received on credit default swap contracts	59,518
Other accrued expenses payable	52,330
Unrealized depreciation on foreign currency exchange contracts	3,271
Deferred capital gains taxes payable	98

TOTAL LIABILITIES	18,938,820

TOTAL NET ASSETS	$199,875,974

Investments, at cost	$169,135,709
Foreign currencies, at cost	523,471
Options purchased, at cost	6,438

Standard Class:
Net Assets	$173,228,059
Shares Outstanding	11,449,634
Net Asset Value Per Share	$15.130

Service Class:
Net Assets	$26,647,915
Shares Outstanding	1,764,687
Net Asset Value Per Share	$15.101

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$144,886,566
Undistributed net investment income	1,669,913
Accumulated net realized gain on investments	15,796,822
Net unrealized appreciation of investments and derivatives	37,522,673

TOTAL NET ASSETS	$199,875,974

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Aggressive Allocation Fund—31

LVIP Delaware Foundation® Aggressive

Allocation Fund

Statement of Operations

Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME:
Dividends	$2,063,708
Interest	647,229
Foreign tax withheld	(96,227)

2,614,710

EXPENSES:
Management fees	742,715
Professional fees	35,652
Reports and statements to shareholders	35,564
Pricing fees	33,900
Distribution fees-Service Class	32,075
Accounting and administration expenses	24,910
Custodian fees	14,107
Trustees’ fees and expenses	2,655
Consulting fees	882
Other	915

923,375
Less management fees waived	(99,029)
Less expenses reimbursed	(69,362)

Total operating expenses	754,984

NET INVESTMENT INCOME	1,859,726

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	755,560
Foreign currencies	(23,331)
Foreign currency exchange contracts	(48,537)
Futures contracts	(720)
Options purchased	12,942
Options written	(12,838)
Swap contracts	51,507

Net realized gain	734,583

Net change in unrealized appreciation (depreciation) of:
Investments	529,199
Foreign currencies	(1,537)
Foreign currency exchange contracts	65
Futures contracts	108,357
Options purchased	(3,063)
Swap contracts	3,274

Net change in unrealized appreciation (depreciation)	636,295

NET REALIZED AND UNREALIZED GAIN	1,370,878

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,230,604

See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Foundation® Aggressive

Allocation Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,859,726	$3,648,285
Net realized gain	734,583	17,360,981
Net change in unrealized appreciation (depreciation)	636,295	(23,497,081)

Net increase (decrease) in net assets resulting from operations	3,230,604	(2,487,815)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(3,282,331)
Service Class	—	(407,106)
Net realized gain on investments:
Standard Class	—	(6,743,581)
Service Class	—	(966,617)

	—	(11,399,635)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	5,492,219	7,679,868
Service Class	3,033,817	7,425,128
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	10,025,912
Service Class	—	1,373,723

	8,526,036	26,504,631

Cost of shares redeemed:
Standard Class	(16,884,870)	(33,655,676)
Service Class	(3,163,625)	(9,265,527)

	(20,048,495)	(42,921,203)

Decrease in net assets derived from capital share transactions	(11,522,459)	(16,416,572)

NET DECREASE IN NET ASSETS	(8,291,855)	(30,304,022)
NET ASSETS:
Beginning of period	208,167,829	238,471,851

End of period	$199,875,974	$208,167,829

Undistributed (distributions in excess of) net investment income	$1,669,913	$(189,813)

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Aggressive Allocation Fund–32

LVIP Delaware Foundation® Aggressive Allocation Fund

Financial Highlights

Select data for each share of the Fund outstanding through each period were as follows:

	LVIP Delaware Foundation® Aggressive Allocation Fund Standard Class
	Six Months Ended 6/30/16[1] (unaudited)	12/31/15	12/31/14	Year Ended 12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$14.874	$15.931	$15.629	$13.195	$11.855	$12.376

Income (loss) from investment operations:
Net investment income[2]	0.139	0.261	0.292	0.250	0.254	0.255
Net realized and unrealized gain (loss)	0.117	(0.487)	0.388	2.418	1.318	(0.508)

Total from investment operations	0.256	(0.226)	0.680	2.668	1.572	(0.253)

Less dividends and distributions from:
Net investment income	—	(0.273)	(0.378)	(0.234)	(0.232)	(0.268)
Net realized gain	—	(0.558)	—	—	—	—

Total dividends and distributions	—	(0.831)	(0.378)	(0.234)	(0.232)	(0.268)

Net asset value, end of period	$15.130	$14.874	$15.931	$15.629	$13.195	$11.855

Total return[3]	1.72%	(1.33% )	4.34%	20.24%	13.29%	(2.03% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$173,228	$181,811	$209,869	$224,511	$206,140	$229,418
Ratio of expenses to average net assets	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.90%	0.90%	0.87%	0.90%	0.91%	0.89%
Ratio of net investment income to average net assets	1.91%	1.63%	1.82%	1.72%	2.00%	2.04%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.74%	1.46%	1.68%	1.55%	1.82%	1.88%
Portfolio turnover	51%	69%	61%	70%	76%	81%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Aggressive Allocation Fund–33

LVIP Delaware Foundation® Aggressive Allocation Fund

Financial Highlights (continued)

Select data for each share of the Fund outstanding through each period were as follows:

	LVIP Delaware Foundation® Aggressive Allocation Fund Service Class
	Six Months Ended 6/30/16[1] (unaudited)	12/31/15	12/31/14	Year Ended 12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$14.864	$15.920	$15.620	$13.190	$11.851	$12.371

Income (loss) from investment operations:
Net investment income[2]	0.120	0.220	0.252	0.213	0.222	0.223
Net realized and unrealized gain (loss)	0.117	(0.485)	0.386	2.415	1.317	(0.506)

Total from investment operations	0.237	(0.265)	0.638	2.628	1.539	(0.283)

Less dividends and distributions from:
Net investment income	—	(0.233)	(0.338)	(0.198)	(0.200)	(0.237)
Net realized gain	—	(0.558)	—	—	—	—

Total dividends and distributions	—	(0.791)	(0.338)	(0.198)	(0.200)	(0.237)

Net asset value, end of period	$15.101	$14.864	$15.920	$15.620	$13.190	$11.851

Total return[3]	1.60%	(1.58% )	4.08%	19.94%	13.01%	(2.27% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$26,648	$26,357	$28,603	$30,280	$27,915	$29,114
Ratio of expenses to average net assets	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.15%	1.15%	1.12%	1.15%	1.16%	1.14%
Ratio of net investment income to average net assets	1.66%	1.38%	1.57%	1.47%	1.75%	1.79%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.49%	1.21%	1.43%	1.30%	1.57%	1.63%
Portfolio turnover	51%	69%	61%	70%	76%	81%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Aggressive Allocation Fund–34

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Delaware Foundation® Aggressive Allocation Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek long-term capital growth.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Funds.

Security Valuation–Equity securities and exchange-traded funds (ETFs), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Equity securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities and credit default swap (“CDS”) contracts, and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2016 and for all open tax years (years ended December 31, 2012–December 31, 2015), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2016, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period, (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement

LVIP Delaware Foundation® Aggressive Allocation Fund–35

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e. the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset-and mortgage-backed securities are classified as interest income. Withholding taxes on foreign dividends and interest are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $532 for the six months ended June 30, 2016. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2016.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisers, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the average daily net assets of the Fund. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.10% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2017, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

LIAC has contractually agreed to waive its fees and/or reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.73% of the Fund’s average daily net assets for the Standard Class and 0.98% for the Service Class. The agreement will continue at least through April 30, 2017, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

LVIP Delaware Foundation® Aggressive Allocation Fund–36

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

Delaware Investments Fund Advisers (“DIFA”), a series of the Delaware Management Business Trust, and its affiliate, and Jackson Square Partners, LLC (“JSP”), are responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays DIFA and JSP a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2016, costs for these administrative and legal services were as follows:

Administrative	$5,244
Legal	1,443

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $26,568 for the six months ended June 30, 2016.

The Fund offers Standard Class and Service Class shares. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual distribution and/or service fee (“12b-1 Fee”) at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the 12b-1 Fee is limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2016, the Fund had receivables due from and liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$13,561
Management fees payable to LIAC	106,535
Distribution fees payable to LFD	5,455
Printing and mailing fees payable to Lincoln Life	5,502

The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2016, the Fund engaged in securities purchases of $91,033 and securities sales of $170,173.

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$75,124,293
Purchases of U.S. government securities	25,282,118
Sales other than U.S. government securities	81,111,802
Sales of U.S. government securities	28,396,277

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$169,142,147

Aggregate unrealized appreciation	$48,687,063
Aggregate unrealized depreciation	(11,232,224)

Net unrealized appreciation	$37,454,839

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements

LVIP Delaware Foundation® Aggressive Allocation Fund–37

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes to Financial Statements (continued)

3. Investments (continued)

has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stock
U.S. Markets
Aerospace & Defense	$2,520,539	$—	$—	$2,520,539
Air Freight & Logistics	108,454	—	—	108,454
Auto Components	1,030,230	—	—	1,030,230
Automobiles	155,491	—	—	155,491
Banks	3,085,774	406,753	—	3,492,527
Beverages	167,385	—	—	167,385
Biotechnology	3,742,040	—	—	3,742,040
Building Products	353,803	—	—	353,803
Capital Markets	1,609,602	—	—	1,609,602
Chemicals	1,490,251	—	—	1,490,251
Commercial Services & Supplies	1,410,739	—	—	1,410,739
Communications Equipment	1,240,720	—	—	1,240,720
Construction & Engineering	276,782	—	—	276,782
Consumer Finance	164,491	—	—	164,491
Containers & Packaging	118,476	—	—	118,476
Diversified Financial Services	925,295	—	—	925,295
Diversified Telecommunication Services	2,191,259	—	—	2,191,259
Electric Utilities	792,234	—	—	792,234
Electrical Equipment	117,967	—	—	117,967
Electronic Equipment, Instruments & Components	88,978	—	—	88,978
Energy Equipment & Services	1,063,512	—	—	1,063,512
Food & Staples Retailing	2,254,926	—	—	2,254,926
Food Products	2,609,526	—	—	2,609,526
Gas Utilities	216,291	—	—	216,291
Health Care Equipment & Supplies	1,156,896	98,377	—	1,255,273
Health Care Providers & Services	2,396,388	797,818	—	3,194,206
Health Care Technology	13,568	—	—	13,568
Hotels, Restaurants & Leisure	892,356	—	—	892,356

LVIP Delaware Foundation® Aggressive Allocation Fund–38

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes to Financial Statements (continued)

3. Investments (continued)

	Level 1	Level 2	Level 3	Total
Household Durables	$79,218	$—	$—	$79,218
Household Products	438,288	—	—	438,288
Industrial Conglomerates	463,071	—	—	463,071
Insurance	2,473,564	250,099	—	2,723,663
Internet & Catalog Retail	1,959,932	—	—	1,959,932
Internet Software & Services	4,416,156	88,830	—	4,504,986
IT Services	3,941,724	640,575	—	4,582,299
Leisure Products	—	82,265	—	82,265
Life Sciences Tools & Services	252,525	—	—	252,525
Machinery	472,312	427,286	—	899,598
Media	1,910,792	—	—	1,910,792
Metals & Mining	354,257	—	—	354,257
Multi-Utilities	189,210	—	—	189,210
Oil, Gas & Consumable Fuels	4,042,736	—	—	4,042,736
Paper & Forest Products	271,346	—	—	271,346
Pharmaceuticals	4,698,163	—	—	4,698,163
Professional Services	1,136,247	—	—	1,136,247
Real Estate Investment Trusts	9,569,440	—	—	9,569,440
Road & Rail	387,783	—	—	387,783
Semiconductors & Semiconductor Equipment	3,391,774	—	—	3,391,774
Software	4,231,630	754,138	—	4,985,768
Specialty Retail	1,945,462	—	—	1,945,462
Technology Hardware, Storage & Peripherals	555,914	—	—	555,914
Textiles, Apparel & Luxury Goods	396,392	—	—	396,392
Thrifts & Mortgage Finance	77,900	—	—	77,900
Trading Companies & Distributors	163,858	—	—	163,858
Developed Markets
Aerospace & Defense	—	459,213	—	459,213
Air Freight & Logistics	—	751,783	—	751,783
Auto Components	—	792,677	—	792,677
Automobiles	—	1,372,427	—	1,372,427
Banks	—	2,934,474	—	2,934,474
Beverages	—	1,128,648	—	1,128,648
Biotechnology	—	279,347	—	279,347
Construction & Engineering	—	929,789	—	929,789
Diversified Telecommunication Services	—	1,220,581	—	1,220,581
Food & Staples Retailing	—	415,673	—	415,673
Food Products	—	476,176	—	476,176
Household Durables	—	672,336	—	672,336
Industrial Conglomerates	—	641,943	—	641,943
Insurance	—	622,976	—	622,976
IT Services	855,983	—	—	855,983
Life Sciences Tools & Services	142,820	—	—	142,820
Machinery	—	180,039	—	180,039
Media	85,799	262,927	—	348,726
Metals & Mining	463,045	386,188	—	849,233
Multi-Utilities	—	381,692	—	381,692
Oil, Gas & Consumable Fuels	446,630	576,288	—	1,022,918
Pharmaceuticals	1,494,031	2,543,880	—	4,037,911
Professional Services	—	997,397	—	997,397
Road & Rail	—	850,000	—	850,000
Software	—	439,092	—	439,092
Specialty Retail	—	572,218	—	572,218
Textiles, Apparel & Luxury Goods	—	1,355,194	—	1,355,194
Tobacco	—	902,769	—	902,769
Trading Companies & Distributors	—	1,051,786	—	1,051,786

LVIP Delaware Foundation® Aggressive Allocation Fund–39

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes to Financial Statements (continued)

3. Investments (continued)

	Level 1	Level 2	Level 3	Total
Wireless Telecommunication Services	$ —	$ 536,365	$ —	$ 536,365
Emerging Markets
Airlines	24,569	—	—	24,569
Automobiles	—	305,836	—	305,836
Banks	845,541	1,007,589	—	1,853,130
Beverages	543,373	252,409	—	795,782
Building Products	—	278,732	—	278,732
Chemicals	230,546	—	—	230,546
Construction Materials	186,932	341,170	—	528,102
Diversified Financial Services	—	171,528	—	171,528
Diversified Telecommunication Services	334,917	83,693	—	418,610
Electronic Equipment, Instruments & Components	—	299,663	—	299,663
Food & Staples Retailing	261,742	—	—	261,742
Food Products	161,574	734,951	—	896,525
Hotels, Restaurants & Leisure	—	75,843	—	75,843
Insurance	—	227,090	—	227,090
Internet & Catalog Retail	26,811	151,023	—	177,834
Internet Software & Services	1,191,708	766,485	—	1,958,193
IT Services	—	115,560	—	115,560
Media	351,905	—	—	351,905
Metals & Mining	58,453	20,044	—	78,497
Multiline Retail	—	131,184	—	131,184
Oil, Gas & Consumable Fuels	1,485,237	640,504	—	2,125,741
Paper & Forest Products	—	97,753	—	97,753
Personal Products	200,487	—	—	200,487
Real Estate Management & Development	—	106,190	—	106,190
Road & Rail	7,766	—	—	7,766
Semiconductors & Semiconductor Equipment	280,661	555,725	—	836,386
Technology Hardware, Storage & Peripherals	—	1,180,593	—	1,180,593
Transportation Infrastructure	29,819	—	—	29,819
Wireless Telecommunication Services	1,381,620	674,284	—	2,055,904
Convertible Preferred Stock	55,418	13,191	—	68,609
Exchange-Traded Funds	18,176,637	—	—	18,176,637
Preferred Stock	—	264,913	—	264,913
Agency Collateralized Mortgage Obligations	—	1,145,438	49,595	1,195,033
Agency Commercial Mortgage-Backed Securities	—	711,801	35,699	747,500
Agency Mortgage-Backed Securities	—	14,772,268	—	14,772,268
Convertible Bonds	—	359,035	—	359,035
Corporate Bonds	—	20,994,199	—	20,994,199
Municipal Bonds	—	423,820	—	423,820
Non-Agency Asset-Backed Securities	—	2,099,350	—	2,099,350
Non-Agency Collateralized Mortgage Obligations	—	418,316	—	418,316
Non-Agency Commercial Mortgage-Backed Securities	—	2,713,830	—	2,713,830
Regional Bonds	—	410,932	—	410,932
Senior Secured Loans	—	1,106,020	78,488	1,184,508
Sovereign Bonds	—	1,084,726	—	1,084,726
Supranational Banks	—	251,045	—	251,045
U.S. Treasury Obligations	—	4,278,938	—	4,278,938
Option Purchased	3,375	—	—	3,375
Right	—	—	—	—
Money Market Fund	2,546,448	—	—	2,546,448
Short-Term Investments	—	8,000,000	—	8,000,000
Total	$111,887,514	$94,545,690	$163,782	$206,596,986

LVIP Delaware Foundation® Aggressive Allocation Fund–40

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes to Financial Statements (continued)

3. Investments (continued)

	Level 1	Level 2	Level 3	Total
Foreign Currency Exchange Contracts	$ —	$(3,271)	$—	$(3,271)
Futures Contracts	$76,501	$ —	$—	$76,501
Swap Contracts	$ —	$ 8,166	$—	$ 8,166

As a result of utilizing fair value pricing at December 31, 2015, a portion of the portfolio was categorized as Level 2.

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/16	Year Ended 12/31/15
Shares sold:
Standard Class	376,606	479,126
Service Class	208,870	464,629
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	676,626
Service Class	—	92,941

	585,476	1,713,322

Shares redeemed:
Standard Class	(1,150,475)	(2,105,655)
Service Class	(217,382)	(580,995)

	(1,367,857)	(2,686,650)

Net decrease	(782,381)	(973,328)

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that the counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits

LVIP Delaware Foundation® Aggressive Allocation Fund–41

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts–During the six months ended June 30, 2016, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; to increase yield during low interest rate environment; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.

Transactions in options written for the six months ended June 30, 2016 for the Fund were as follows:

Call Options	Number of Contracts	Premiums
Options outstanding at December 31, 2015	—	$ —
Options written	(82,220)	(5,124)
Options expired	82,200	1,999
Options terminated in closing purchase transactions	20	3,125
Options outstanding at June 30, 2016	—	$ —

Put Options	Number of Contracts	Premiums
Options outstanding at December 31, 2015	—	$ —
Options written	(82,200)	(771)
Options expired	82,200	771
Options outstanding at June 30, 2016	—	$ —

Swap Contracts–The Fund enters into CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.

LVIP Delaware Foundation® Aggressive Allocation Fund–42

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

During the six months ended June 30, 2016, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to a central counterparty for centrally cleared CDS basket trades, as determined by an applicable central counterparty.

As disclosed in the footnotes to the Schedule of Investments, at June 30, 2016, the notional value of the protection sold was $680,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At June 30, 2016, the net unrealized appreciation of the protection sold was $8,166.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.

Fair values of derivative instruments as of June 30, 2016 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Currency contracts (Foreign currency exchange contracts)	Unrealized depreciation on foreign currency exchange contracts	$ 7,428	Unrealized depreciation on foreign currency exchange contracts	$(10,699)
Equity contracts (Futures contracts)	Unrealized appreciation on futures contracts	—	Unrealized appreciation on futures contracts	(29,656)
Interest rate contracts (Futures contracts)	Unrealized appreciation on futures contracts	115,925	Unrealized appreciation on futures contracts	(9,768)
Interest rate contracts (Options purchased)	Options purchased, at value	3,375	Options purchased, at value	—
Credit contracts (Swap contracts)	Unrealized appreciation on credit default swap contracts	8,166	Unrealized appreciation on credit default swap contracts	—
Total		$134,894		$(50,123)

LVIP Delaware Foundation® Aggressive Allocation Fund–43

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Foreign currency exchange contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(48,537)	$ 65
Equity contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	1,261	(17,330)
Interest rate contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(1,981)	125,687
Interest rate contracts (Options contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	12,942	(3,063)
Interest rate contracts (Options contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	(15,608)	—
Currency contracts (Options contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	2,770	—
Credit contracts (Swap contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	51,507	3,274
Total		$ 2,354	$108,633

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund for the six months ended June 30, 2016. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2016.

	Asset Derivative Volume		Liability Derivative Volume
Foreign currency exchange contracts (average cost)	USD	234,027	USD	682,521
Futures contracts (average notional value)	USD	2,588,777	USD	1,825,208
Options contracts (average notional value)	USD	2,048	USD	169
CDS contracts (average notional value)*	EUR	130,400	EUR	—
CDS contracts (average notional value)*	USD	620,537	USD	223,680
Interest rate swap contracts (average notional value)	USD	714,880	USD	—

*Asset represents buying protection and liability represents selling protection.

In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.

LVIP Delaware Foundation® Aggressive Allocation Fund–44

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

At June 30, 2016, the Fund held the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of America Merrill Lynch	$ 1,884	$ (4,420)	$(2,536)
BNP Paribas	439	(146)	293
Hong Kong Shanghai Bank	11,162	—	11,162
JPMorgan Chase Bank	116,236	(40,318)	75,918
Toronto Dominion Bank	—	(1,792)	(1,792)
Total	$129,721	$(46,676)	$83,045

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Amount[a]
Bank of America Merrill Lynch	$(2,536)	$—	$—	$—	$ —	$(2,536)
BNP Paribas	293	—	—	—	—	293
Hong Kong Shanghai Bank	11,162	—	—	—	—	11,162
JPMorgan Chase Bank	75,918	—	—	—	(75,918)	—
Toronto Dominion Bank	(1,792)	—	—	—	—	(1,792)
Total	$83,045	$—	$—	$—	$(75,918)	$ 7,127

aNet amount represents the receivable/(payable) that would be due from/(to) the counterparty in an event of default.

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s or Ba or lower by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2016. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely effected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material

LVIP Delaware Foundation® Aggressive Allocation Fund–45

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes to Financial Statements (continued)

6. Credit and Market Risk (continued)

adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A and illiquid securities are identified on the Schedule of Investments.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Delaware Foundation® Aggressive Allocation Fund–46

LVIP Delaware Foundation® Conservative Allocation Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2016

LVIP Delaware Foundation®

Conservative Allocation Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Foundation® Conservative Allocation Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2016 to June 30, 2016

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled, “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers and reimbursements in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*
Actual
Standard Class Shares	$1,000.00	$1,032.90	0.73%	$3.69
Service Class Shares	1,000.00	1,031.70	0.98%	4.95
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.23	0.73%	$3.67
Service Class Shares	1,000.00	1,019.99	0.98%	4.92

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Delaware Foundation® Conservative Allocation Fund–1

LVIP Delaware Foundation® Conservative Allocation Fund

Security Type/Sector Allocation, Top 10 Equity Holdings and Geography Allocation (unaudited)

As of June 30, 2016

Sector and geographical designations may be different than those presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	31.45%
U.S. Markets	20.78%
Aerospace & Defense	0.63%
Air Freight & Logistics	0.03%
Auto Components	0.26%
Automobiles	0.04%
Banks	0.86%
Beverages	0.04%
Biotechnology	0.93%
Building Products	0.08%
Capital Markets	0.40%
Chemicals	0.38%
Commercial Services & Supplies	0.35%
Communications Equipment	0.30%
Construction & Engineering	0.07%
Consumer Finance	0.04%
Containers & Packaging	0.03%
Diversified Financial Services	0.23%
Diversified Telecommunication Services	0.56%
Electric Utilities	0.20%
Electrical Equipment	0.03%
Electronic Equipment, Instruments & Components	0.02%
Energy Equipment & Services	0.26%
Food & Staples Retailing	0.56%
Food Products	0.64%
Gas Utilities	0.05%
Health Care Equipment & Supplies	0.31%
Health Care Providers & Services	0.82%
Health Care Technology	0.00%
Hotels, Restaurants & Leisure	0.22%
Household Durables	0.02%
Household Products	0.11%
Industrial Conglomerates	0.11%
Insurance	0.68%
Internet & Catalog Retail	0.51%
Internet Software & Services	1.13%
IT Services	1.15%
Leisure Products	0.02%
Life Sciences Tools & Services	0.06%
Machinery	0.22%
Media	0.48%
Metals & Mining	0.09%
Multi-Utilities	0.05%
Oil, Gas & Consumable Fuels	0.97%
Paper & Forest Products	0.07%
Pharmaceuticals	1.17%
Professional Services	0.28%
Real Estate Investment Trusts	2.37%
Road & Rail	0.09%

Security Type/Sector	Percentage of Net Assets
Semiconductors & Semiconductor Equipment	0.84%
Software	1.25%
Specialty Retail	0.48%
Technology Hardware, Storage & Peripherals	0.14%
Textiles, Apparel & Luxury Goods	0.09%
Thrifts & Mortgage Finance	0.02%
Trading Companies & Distributors	0.04%
Developed Markets	6.66%
Aerospace & Defense	0.11%
Air Freight & Logistics	0.18%
Auto Components	0.19%
Automobiles	0.33%
Banks	0.71%
Beverages	0.27%
Biotechnology	0.07%
Construction & Engineering	0.23%
Diversified Telecommunication Services	0.30%
Food & Staples Retailing	0.10%
Food Products	0.12%
Household Durables	0.16%
Industrial Conglomerates	0.16%
Insurance	0.15%
IT Services	0.21%
Life Sciences Tools & Services	0.04%
Machinery	0.04%
Media	0.09%
Metals & Mining	0.21%
Multi-Utilities	0.09%
Oil, Gas & Consumable Fuels	0.25%
Pharmaceuticals	1.00%
Professional Services	0.26%
Road & Rail	0.20%
Software	0.11%
Specialty Retail	0.14%
Textiles, Apparel & Luxury Goods	0.33%
Tobacco	0.22%
Trading Companies & Distributors	0.26%
Wireless Telecommunication Services	0.13%
Emerging Markets	4.01%
Airlines	0.01%
Automobiles	0.08%
Banks	0.47%
Beverages	0.20%
Building Products	0.07%
Chemicals	0.06%
Construction Materials	0.13%
Diversified Financial Services	0.04%
Diversified Telecommunication Services	0.11%
Electronic Equipment, Instruments & Components	0.07%

LVIP Delaware Foundation® Conservative Allocation Fund–2

LVIP Delaware Foundation® Conservative Allocation Fund

Security Type/Sector Allocation, Top 10 Equity Holdings and Geography Allocation (continued)

Security Type/Sector	Percentage of Net Assets
Food & Staples Retailing	0.06%
Food Products	0.22%
Hotels, Restaurants & Leisure	0.02%
Insurance	0.06%
Internet & Catalog Retail	0.04%
Internet Software & Services	0.53%
IT Services	0.03%
Media	0.09%
Metals & Mining	0.02%
Multiline Retail	0.03%
Oil, Gas & Consumable Fuels	0.52%
Paper & Forest Products	0.02%
Personal Products	0.05%
Real Estate Management & Development	0.02%
Road & Rail	0.00%
Semiconductors & Semiconductor Equipment	0.22%
Technology Hardware, Storage & Peripherals	0.32%
Transportation Infrastructure	0.01%
Wireless Telecommunication Services	0.51%
Convertible Preferred Stock	0.14%
Exchange-Traded Funds	4.65%
Preferred Stock	0.42%
Agency Collateralized Mortgage Obligations	2.52%
Agency Commercial Mortgage-Backed Securities	1.04%
Agency Mortgage-Backed Securities	16.65%
Convertible Bonds	0.80%
Corporate Bonds	28.34%
Aerospace & Defense	0.05%
Air Freight & Logistics	0.12%
Airlines	0.25%
Auto Components	0.24%
Automobiles	0.47%
Banks	4.12%
Beverages	0.77%
Biotechnology	0.20%
Building Products	0.17%
Capital Markets	0.79%
Chemicals	1.02%
Commercial Services & Supplies	0.36%
Computers & Peripherals	0.11%
Construction & Engineering	0.10%
Construction Materials	0.28%
Consumer Finance	0.29%
Containers & Packaging	0.12%
Diversified Consumer Services	0.08%
Diversified Financial Services	1.08%
Diversified Telecommunication Services	0.99%
Electric Utilities	3.24%
Electronic Equipment, Instruments & Components	0.27%
Food & Staples Retailing	0.62%

Security Type/Sector	Percentage of Net Assets
Food Products	0.32%
Gas Utilities	0.16%
Health Care Equipment & Supplies	0.33%
Health Care Providers & Services	0.70%
Hotels, Restaurants & Leisure	0.35%
Household Products	0.04%
Independent Power & Renewable Electricity Producers	0.14%
Independent Power Producers & Energy Traders	0.08%
Insurance	0.77%
Internet Software & Services	0.12%
IT Services	0.44%
Machinery	0.11%
Media	1.98%
Metals & Mining	0.29%
Multi-Utilities	0.66%
Oil, Gas & Consumable Fuels	1.68%
Paper & Forest Products	0.36%
Pharmaceuticals	0.49%
Real Estate Investment Trusts	1.35%
Road & Rail	0.17%
Software	0.40%
Specialty Retail	0.33%
Technology Hardware, Storage & Peripherals	0.15%
Textiles, Apparel & Luxury Goods	0.17%
Tobacco	0.24%
Trading Companies & Distributors	0.11%
Wireless Telecommunication Services	0.66%
Municipal Bonds	0.71%
Non-Agency Asset-Backed Securities	3.43%
Non-Agency Collateralized Mortgage Obligations	0.93%
Non-Agency Commercial Mortgage-Backed Securities	3.30%
Regional Bonds	0.46%
Senior Secured Loans	1.58%
Sovereign Bonds	1.79%
Supranational Banks	0.42%
U.S. Treasury Obligations	0.23%
Right	0.00%
Options Purchased	0.00%
Money Market Fund	2.15%
Short-Term Investments	6.14%
Total Value of Securities	107.15%
Liabilities Net of Receivables and Other Assets	(7.15%)
Total Net Assets	100.00%

IT–Information Technology

LVIP Delaware Foundation® Conservative Allocation Fund–3

LVIP Delaware Foundation® Conservative Allocation Fund

Security Type/Sector Allocation, Top 10 Equity Holdings and Geography Allocation (continued)

Holdings are for informational purpose only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Microsoft	0.34%
Celgene	0.34%
Facebook	0.33%
AT&T	0.33%
Allergan	0.32%
QUALCOMM	0.32%
Samsung Electronics	0.32%
Alphabet Class A	0.31%
Visa	0.31%
Nippon Telegraph & Telephone	0.30%
Total	3.22%

Geography	Percentage of Net Assets
Argentina	0.41%
Australia	0.50%
Barbados	0.11%
Bermuda	0.15%
Brazil	0.64%
British Virgin Islands	0.05%
Canada	1.07%
Cayman Islands	1.15%
Chile	0.20%
China	1.05%
Colombia	0.16%
Costa Rica	0.07%
Curacao	0.04%
Denmark	0.33%
Dominican Republic	0.04%
France	1.56%
Germany	0.62%
Guatemala	0.07%
Guernsey	0.27%
Hong Kong	0.41%
Hungary	0.08%
India	0.52%
Indonesia	0.36%
Ireland	0.30%
Israel	0.22%
Italy	0.23%
Japan	1.74%
Jersey	0.17%
Luxembourg	0.21%
Malaysia	0.09%
Mexico	1.06%
Mongolia	0.07%
Morocco	0.07%

Geography	Percentage of Net Assets
Netherlands	1.27%
New Zealand	0.03%
Panama	0.07%
Paraguay	0.07%
Peru	0.05%
Philippines	0.01%
Poland	0.15%
Portugal	0.01%
Qatar	0.07%
Republic of Korea	0.88%
Russia	0.29%
Senegal	0.07%
Singapore	0.06%
South Africa	0.14%
Sri Lanka	0.07%
Sweden	0.46%
Switzerland	0.49%
Taiwan	0.27%
Thailand	0.11%
Turkey	0.21%
Ukraine	0.07%
United Kingdom	1.44%
United States	78.49%
Uruguay	0.06%
Total	98.86%

LVIP Delaware Foundation® Conservative Allocation Fund–4

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–31.45%
U.S. MARKETS–20.78%
Aerospace & Defense–0.63%
†Esterline Technologies	400	$24,816
Honeywell International	1,200	139,584
†KEYW Holding	2,680	26,639
†KLX	2,020	62,620
Lockheed Martin	750	186,127
Northrop Grumman	2,400	533,472
Raytheon	4,000	543,800
Rockwell Collins	750	63,855
United Technologies	2,100	215,355

		1,796,268

Air Freight & Logistics–0.03%
†XPO Logistics	2,890	75,891

		75,891

Auto Components–0.26%
BorgWarner	1,800	53,136
Johnson Controls	12,600	557,676
†Tenneco	2,410	112,330

		723,142

Automobiles–0.04%
Ford Motor	8,750	109,987

		109,987

Banks–0.86%
BB&T	13,800	491,418
BBCN Bancorp	5,600	83,552
Bryn Mawr Bank	1,640	47,888
Cardinal Financial	3,270	71,744
Citigroup	3,750	158,963
@City Holding	2,050	93,213
@CoBiz Financial	4,040	47,268
FirstMerit	4,830	97,904
@Flushing Financial	3,590	71,369
Great Western Bancorp	2,950	93,043
Independent Bank (Massachusetts)	1,410	64,437
JPMorgan Chase	3,500	217,490
KeyCorp	9,450	104,423
Old National Bancorp	7,210	90,341
Prosperity Bancshares	2,080	106,059
Sterling Bancorp	6,480	101,736
Umpqua Holdings	5,650	87,405
Webster Financial	3,160	107,282
Wells Fargo	4,200	198,786
†Western Alliance Bancorp	2,990	97,623

		2,431,944

Beverages–0.04%
PepsiCo	1,150	121,831

		121,831

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Biotechnology–0.93%
AbbVie	3,050	$188,825
†Acorda Therapeutics	2,740	69,884
†Alkermes	1,650	71,313
†Biogen	2,264	547,480
†Celgene	9,654	952,174
†Cepheid	3,000	92,250
Gilead Sciences	2,260	188,529
†Ligand Pharmaceuticals Class B	1,030	122,848
†Retrophin	4,410	78,542
†Spectrum Pharmaceuticals	7,780	51,115
†TESARO	1,470	123,553
†Vanda Pharmaceuticals	6,730	75,309
†Vertex Pharmaceuticals	900	77,418

		2,639,240

Building Products–0.08%
AAON	4,475	123,107
†Continental Building Products	5,310	118,041

		241,148

Capital Markets–0.40%
Ameriprise Financial	800	71,880
Bank of New York Mellon	12,500	485,625
BlackRock	300	102,759
Evercore Partners Class A	2,380	105,172
Houlihan Lokey	2,240	50,109
Invesco	3,300	84,282
Raymond James Financial	1,400	69,020
State Street	1,400	75,488
†Stifel Financial	2,640	83,028

		1,127,363

Chemicals–0.38%
†Axalta Coating Systems	3,600	95,508
Balchem	880	52,492
†Chemtura	2,430	64,103
Eastman Chemical	1,900	129,010
EI du Pont de Nemours	8,178	529,934
Minerals Technologies	1,990	113,032
Quaker Chemical	1,130	100,796

		1,084,875

Commercial Services & Supplies–0.35%
ABM Industries	2,340	85,363
Essendant	3,050	93,208
Republic Services	1,300	66,703
Tetra Tech	3,170	97,462
U.S. Ecology	1,700	78,115
Waste Management	8,500	563,295

		984,146

LVIP Delaware Foundation® Conservative Allocation Fund–5

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Communications Equipment–0.30%
Cisco Systems	22,800	$654,132
†Infinera	5,320	60,010
†NETGEAR	1,430	67,982
Plantronics	1,380	60,720

		842,844

Construction & Engineering–0.07%
Granite Construction	2,810	127,995
†MYR Group	2,720	65,498

		193,493

Consumer Finance–0.04%
Capital One Financial	1,850	117,493

		117,493

Containers & Packaging–0.03%
WestRock	2,163	84,076

		84,076

Diversified Financial Services–0.23%
Intercontinental Exchange	2,565	656,537

		656,537

Diversified Telecommunication Services–0.56%
AT&T	21,457	927,157
ATN International	1,170	91,038
Verizon Communications	10,060	561,750

		1,579,945

Electric Utilities–0.20%
Edison International	7,200	559,224

		559,224

Electrical Equipment–0.03%
Eaton	1,400	83,622

		83,622

Electronic Equipment, Instruments & Components–0.02%
†Anixter International	1,150	61,272

		61,272

Energy Equipment & Services–0.26%
Halliburton	13,700	620,473
Schlumberger	1,650	130,482

		750,955

Food & Staples Retailing–0.56%
Casey’s General Stores	1,680	220,937
CVS Health	7,190	688,371
Walgreens Boots Alliance	8,109	675,236

		1,584,544

Food Products–0.64%
Archer-Daniels-Midland	12,400	531,836

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Food Products (continued)
General Mills	1,400	$99,848
J&J Snack Foods	990	118,077
Kraft Heinz	6,033	533,800
Mondelez International	11,400	518,814

		1,802,375

Gas Utilities–0.05%
South Jersey Industries	1,550	49,011
Spire	1,410	99,884

		148,895

Health Care Equipment & Supplies–0.31%
CONMED	2,330	111,211
@CryoLife	6,066	71,639
DENTSPLY SIRONA	6,180	383,407
†Merit Medical Systems	4,247	84,218
†Quidel	4,080	72,869
West Pharmaceutical Services	2,010	152,519
†Wright Medical Group	490	8,511

		884,374

Health Care Providers & Services–0.82%
†Air Methods	2,840	101,757
Cardinal Health	6,600	514,866
†Express Scripts Holding	9,050	685,990
HealthSouth	990	38,432
@Quest Diagnostics	6,900	561,729
†Team Health Holdings	2,250	91,507
UnitedHealth Group	1,350	190,620
†WellCare Health Plans	1,420	152,338

		2,337,239

Health Care Technology–0.00%
†IMS Health Holdings	381	9,662

		9,662

Hotels, Restaurants & Leisure–0.22%
Aramark	1,300	43,446
Cheesecake Factory	1,310	63,063
†Chuy’s Holdings	850	29,419
†Del Frisco’s Restaurant Group	5,120	73,318
†Fiesta Restaurant Group	2,590	56,488
Jack in the Box	1,380	118,570
†Popeyes Louisiana Kitchen	1,840	100,538
Starbucks	2,250	128,520

		613,362

Household Durables–0.02%
Newell Brands	1,236	60,033

		60,033

Household Products–0.11%
Kimberly-Clark	900	123,732

LVIP Delaware Foundation® Conservative Allocation Fund–6

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Household Products (continued)
Procter & Gamble	2,170	$183,734

		307,466

Industrial Conglomerates–0.11%
General Electric	10,300	324,244

		324,244

Insurance–0.68%
Aflac	2,250	162,360
Allstate	7,700	538,615
American Equity Investment Life Holding	4,680	66,690
@Infinity Property & Casualty	920	74,207
Marsh & McLennan	8,200	561,372
Primerica	2,050	117,342
Prudential Financial	950	67,773
@Selective Insurance Group	2,610	99,728
Travelers	1,330	158,323
United Fire Group	1,760	74,677

		1,921,087

Internet & Catalog Retail–0.51%
†Amazon.com	250	178,905
†Liberty Interactive Corp QVC Group Class A	27,487	697,345
†Shutterfly	2,030	94,618
†TripAdvisor	7,276	467,847

		1,438,715

Internet Software & Services–1.13%
†Alphabet Class A	1,266	890,669
†Alphabet Class C	660	456,786
†eBay	20,154	471,805
†Facebook Class A	8,150	931,382
†GrubHub	1,740	54,062
†inContact	4,900	67,865
j2 Global	1,810	114,338
†Q2 Holdings	1,380	38,668
†@SciQuest	3,540	62,516
†Yahoo	3,000	112,680

		3,200,771

IT Services–1.15%
Accenture Class A	1,050	118,955
Convergys	3,380	84,500
†ExlService Holdings	2,370	124,212
MasterCard Class A	7,303	643,102
†PayPal Holdings	20,486	747,944
Sabre	4,850	129,931
TeleTech Holdings	2,750	74,607
Visa Class A	11,867	880,175

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
IT Services (continued)
@Xerox	46,800	$444,132

		3,247,558

Leisure Products–0.02%
†@Malibu Boats Class A	4,810	58,105

		58,105

Life Sciences Tools & Services–0.06%
†Quintiles Transnational Holdings	393	25,671
Thermo Fisher Scientific	1,000	147,760

		173,431

Machinery–0.22%
Barnes Group	3,390	112,277
@Columbus McKinnon	4,540	64,241
@ESCO Technologies	2,940	117,424
Federal Signal	4,560	58,733
@Kadant	2,200	113,322
Parker-Hannifin	1,400	151,270

		617,267

Media–0.48%
Cinemark Holdings	2,800	102,088
Comcast Class A	3,700	241,203
†Discovery Communications Class A	1,504	37,946
†Discovery Communications Class C	6,873	163,921
†Liberty Global Class A	3,690	107,231
†Liberty Global Class C	11,435	327,613
National CineMedia	4,790	74,149
Walt Disney	3,050	298,351

		1,352,502

Metals & Mining–0.09%
Kaiser Aluminum	1,190	107,588
Worthington Industries	3,270	138,321

		245,909

Multi-Utilities–0.05%
NorthWestern	2,150	135,601

		135,601

Oil, Gas & Consumable Fuels–0.97%
†Carrizo Oil & Gas	3,190	114,361
Chevron	6,071	636,423
ConocoPhillips	11,200	488,320
EOG Resources	900	75,078
Exxon Mobil	3,950	370,273
Marathon Oil	19,915	298,924
Occidental Petroleum	7,900	596,924
†Parsley Energy Class A	2,010	54,391
†PDC Energy	780	44,936
†RSP Permian	2,190	76,409

		2,756,039

LVIP Delaware Foundation® Conservative Allocation Fund–7

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Paper & Forest Products–0.07%
†Boise Cascade	2,460	$56,457
Neenah Paper	1,820	131,713

		188,170

Pharmaceuticals–1.17%
†Allergan	3,966	916,503
†Catalent	4,080	93,799
Johnson & Johnson	4,589	556,646
†Medicines	2,560	86,093
Merck	13,747	791,965
Pfizer	22,564	794,478
†Prestige Brands Holdings	1,378	76,341

		3,315,825

Professional Services–0.28%
Kforce	5,330	90,024
Nielsen Holdings	9,770	507,747
†On Assignment	2,740	101,243
†WageWorks	1,690	101,079

		800,093

Real Estate Investment Trusts–2.37%
American Tower	1,700	193,137
Apartment Investment & Management	1,300	57,408
AvalonBay Communities	925	166,861
Boston Properties	1,300	171,470
Brandywine Realty Trust	3,900	65,520
Camden Property Trust	400	35,368
Cousins Properties	2,475	25,740
Crown Castle International	8,395	851,505
DCT Industrial Trust	3,338	160,358
DDR	4,450	80,723
Douglas Emmett	2,425	86,136
Duke Realty	4,800	127,968
EastGroup Properties	1,350	93,042
EPR Properties	2,535	204,524
Equinix	1,303	505,212
Equity LifeStyle Properties	650	52,033
Equity One	1,300	41,834
Equity Residential	2,400	165,312
Essex Property Trust	450	102,641
Extra Space Storage	650	60,151
Federal Realty Investment Trust	250	41,387
First Industrial Realty Trust	4,195	116,705
First Potomac Realty Trust	1,475	13,570
General Growth Properties	5,125	152,827
Healthcare Realty Trust	1,375	48,111
Healthcare Trust of America Class A	1,312	42,430
Highwoods Properties	1,375	72,600
Host Hotels & Resorts	10,030	162,586
Kilroy Realty	825	54,689
Kimco Realty	2,525	79,235

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Investment Trusts (continued)
Kite Realty Group Trust	4,062	$113,858
LaSalle Hotel Properties	3,775	89,015
Lexington Realty Trust	2,950	29,825
Liberty Property Trust	650	25,818
LTC Properties	225	11,639
Macerich	725	61,908
Mack-Cali Realty	3,110	83,970
National Retail Properties	3,525	182,313
Pebblebrook Hotel Trust	3,710	97,387
Post Properties	825	50,366
Prologis	3,400	166,736
PS Business Parks	375	39,780
Public Storage	650	166,133
Ramco-Gershenson Properties Trust	7,810	153,154
Regency Centers	1,100	92,103
RLJ Lodging Trust	1,500	32,175
Sabra Health Care REIT	725	14,960
Simon Property Group	2,025	439,223
SL Green Realty	925	98,485
Sovran Self Storage	1,430	150,036
Spirit Realty Capital	3,725	47,568
Tanger Factory Outlet Centers	1,500	60,270
Taubman Centers	350	25,970
UDR	2,175	80,301
Urban Edge Properties	675	20,155
Ventas	2,050	149,281
VEREIT	2,500	25,350
Vornado Realty Trust	1,350	135,162
Welltower	700	53,319

		6,727,343

Road & Rail–0.09%
JB Hunt Transport Services	900	72,837
†Swift Transportation	2,510	38,679
Union Pacific	1,800	157,050

		268,566

Semiconductors & Semiconductor Equipment–0.84%
Analog Devices	850	48,144
†Applied Micro Circuits	12,480	80,122
Broadcom	800	124,320
Intel	20,811	682,601
Maxim Integrated Products	4,050	144,545
†MaxLinear Class A	3,680	66,166
†Microsemi	2,230	72,876
QUALCOMM	16,968	908,976
†Semtech	3,960	94,486
†Silicon Laboratories	1,700	82,858
†Synaptics	1,610	86,537

		2,391,631

LVIP Delaware Foundation® Conservative Allocation Fund–8

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Software–1.25%
†Adobe Systems	1,450	$138,895
@CA	16,409	538,707
†Callidus Software	4,550	90,909
†Electronic Arts	9,864	747,297
†Guidewire Software	1,620	100,051
Intuit	3,339	372,666
Microsoft	18,661	954,883
†Proofpoint	2,020	127,442
†Qlik Technologies	2,190	64,780
†salesforce.com	2,050	162,791
SS&C Technologies Holdings	2,200	61,776
†Tyler Technologies	1,070	178,380

		3,538,577

Specialty Retail–0.48%
†Express	5,420	78,644
Home Depot	1,250	159,613
L Brands	6,865	460,847
Lowe’s	6,300	498,771
Tractor Supply	1,700	155,006

		1,352,881

Technology Hardware, Storage & Peripherals–0.14%
Apple	4,130	394,828

		394,828

Textiles, Apparel & Luxury Goods–0.09%
†G-III Apparel Group	1,930	88,240
NIKE Class B	1,300	71,760
†Steven Madden	3,042	103,976

		263,976

Thrifts & Mortgage Finance–0.02%
WSFS Financial	1,670	53,757

		53,757

Trading Companies & Distributors–0.04%
Applied Industrial Technologies	2,580	116,461

		116,461

Total U.S. Markets (Cost $38,314,685)		58,896,583

§DEVELOPED MARKETS–6.66%
Aerospace & Defense–0.11%
Meggitt	58,172	316,190

		316,190

Air Freight & Logistics–0.18%
Deutsche Post	18,311	515,867

		515,867

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Auto Components–0.19%
Sumitomo Rubber Industries	28,000	$374,861
Valeo	3,978	176,600

		551,461

Automobiles–0.33%
Bayerische Motoren Werke	5,176	376,684
Toyota Motor	11,600	571,863

		948,547

Banks–0.71%
ING Groep CVA	32,798	339,325
Mitsubishi UFJ Financial Group	124,600	558,564
Nordea Bank	60,197	510,690
Standard Chartered	51,782	392,869
UniCredit	94,605	208,060

		2,009,508

Beverages–0.27%
Carlsberg Class B	5,330	508,525
Coca-Cola Amatil	43,298	267,279

		775,804

Biotechnology–0.07%
Shire	3,072	189,857

		189,857

Construction & Engineering–0.23%
Vinci	9,226	651,050

		651,050

Diversified Telecommunication Services–0.30%
Nippon Telegraph & Telephone	18,282	857,333

		857,333

Food & Staples Retailing–0.10%
†Tesco	122,389	287,442

		287,442

Food Products–0.12%
†Aryzta	8,933	330,127

		330,127

Household Durables–0.16%
Techtronic Industries	111,500	465,624

		465,624

Industrial Conglomerates–0.16%
Koninklijke Philips	17,893	444,395

		444,395

Insurance–0.15%
AXA	21,702	429,105

		429,105

LVIP Delaware Foundation® Conservative Allocation Fund–9

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
IT Services–0.21%
†CGI Group Class A	11,999	$512,578
†InterXion Holding	2,270	83,718

		596,296

Life Sciences Tools & Services–0.04%
†ICON	1,420	99,414

		99,414

Machinery–0.04%
Minebea	18,000	122,290

		122,290

Media–0.09%
†Liberty Global LiLAC Class A	460	14,852
†Liberty Global LiLAC Class C	1,427	46,355
Publicis Groupe	2,723	182,175

		243,382

Metals & Mining–0.21%
Alamos Gold	19,411	166,923
†Anglo American ADR	6,200	30,008
Rio Tinto	8,502	264,128
Yamana Gold	25,437	132,309

		593,368

Multi-Utilities–0.09%
National Grid	18,069	265,711

		265,711

Oil, Gas & Consumable Fuels–0.25%
Suncor Energy	11,000	305,151
TOTAL	8,324	399,186

		704,337

Pharmaceuticals–1.00%
Novartis	8,131	671,121
Novo Nordisk ADR	7,890	424,324
Sanofi	8,325	691,664
STADA Arzneimittel	7,819	405,237
Teva Pharmaceutical Industries ADR	12,500	627,875

		2,820,221

Professional Services–0.26%
Teleperformance	8,476	722,003

		722,003

Road & Rail–0.20%
East Japan Railway	6,067	562,249

		562,249

Software–0.11%
Playtech	28,504	303,239

		303,239

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Specialty Retail–0.14%
Nitori Holdings	3,206	$388,837

		388,837

Textiles, Apparel & Luxury Goods–0.33%
Kering	1,579	254,191
Yue Yuen Industrial Holdings	173,500	687,636

		941,827

Tobacco–0.22%
Japan Tobacco	15,700	632,745

		632,745

Trading Companies & Distributors–0.26%
ITOCHU	47,942	586,485
Rexel	12,305	154,703

		741,188

Wireless Telecommunication Services–0.13%
Tele2 Class B	42,031	369,005

		369,005

Total Developed Markets (Cost $16,187,582)		18,878,422

×EMERGING MARKETS–4.01%
Airlines–0.01%
Gol Linhas Aereas Inteligentes ADR	2,481	26,274

		26,274

Automobiles–0.08%
Astra International	105,100	59,251
Mahindra & Mahindra	7,420	157,614

		216,865

Banks–0.47%
Akbank	77,374	221,763
Banco Santander Brasil ADR	5,600	31,920
Bangkok Bank	24,605	111,404
China Construction Bank	160,618	107,074
Grupo Financiero Banorte Class O	13,600	76,010
Grupo Financiero Santander Mexico Class B ADR	6,400	58,176
ICICI Bank ADR	24,800	178,064
Industrial & Commercial Bank of China	166,080	92,618
Itau Unibanco Holding ADR	17,101	161,433
KB Financial Group ADR	3,922	111,620
=Sberbank of Russia	85,248	177,305

		1,327,387

Beverages–0.20%
Anadolu Efes Biracilik Ve Malt Sanayii	14,432	97,585
Cia Cervecerias Unidas ADR	4,000	93,360

LVIP Delaware Foundation® Conservative Allocation Fund–10

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Beverages (continued)
Fomento Economico Mexicano ADR	2,034	$188,125
Lotte Chilsung Beverage	82	127,479
Tsingtao Brewery	13,542	47,081

		553,630

Building Products–0.07%
KCC	571	189,924

		189,924

Chemicals–0.06%
Braskem ADR	7,203	85,356
Sociedad Quimica y Minera de Chile ADR	3,000	74,160

		159,516

Construction Materials–0.13%
†Cemex ADR	15,583	96,144
†Cemex Latam Holdings	7,601	32,789
Siam Cement NVDR	5,200	70,644
UltraTech Cement	3,479	176,324

		375,901

Diversified Financial Services–0.04%
Reliance Capital	9,965	59,257
Remgro	3,560	61,774

		121,031

Diversified Telecommunication Services–0.11%
KT ADR	3,900	55,614
LG Uplus	6,316	59,987
Telefonica Brasil ADR	13,495	183,532

		299,133

Electronic Equipment, Instruments & Components–0.07%
Hon Hai Precision Industry	56,073	144,460
Samsung SDI	706	66,844

		211,304

Food & Staples Retailing–0.06%
Cia Brasileira de Distribuicao ADR	4,900	71,295
Wal-Mart de Mexico Class V	45,657	109,831

		181,126

Food Products–0.22%
BRF ADR	7,801	108,668
China Mengniu Dairy	65,000	113,712
@Lotte Confectionery	950	161,241
Tingyi Cayman Islands Holding	64,606	61,348
@Uni-President China Holdings	219,000	185,078

		630,047

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Hotels, Restaurants & Leisure–0.02%
†@Arcos Dorados Holdings	10,700	$51,039

		51,039

Insurance–0.06%
Samsung Life Insurance	1,825	159,707

		159,707

Internet & Catalog Retail–0.04%
†@B2W Cia Digital	36,800	107,915
†Qunar Cayman Islands ADR	600	17,874

		125,789

Internet Software & Services–0.53%
†Alibaba Group Holding ADR	2,300	182,919
†Baidu ADR	3,700	611,055
†SINA	3,325	172,468
†@Sohu.com	5,200	196,872
Tencent Holdings	15,200	348,683

		1,511,997

IT Services–0.03%
†@WNS Holdings ADR	3,020	81,540

		81,540

Media–0.09%
Grupo Televisa ADR	10,298	268,160

		268,160

Metals & Mining–0.02%
†Impala Platinum Holdings	4,458	14,363
Vale ADR	8,300	41,998

		56,361

Multiline Retail–0.03%
Woolworths Holdings	15,815	90,558

		90,558

Oil, Gas & Consumable Fuels–0.52%
Cairn India	22,734	47,624
China Petroleum & Chemical	140,050	101,203
Gazprom ADR	31,797	137,394
Lukoil ADR	2,998	125,107
PetroChina ADR	908	61,671
†Petroleo Brasileiro ADR	24,155	172,950
PTT-Foreign	13,878	123,614
#Reliance Industries GDR 144A	19,612	559,923
Rosneft GDR	21,867	112,501
Tambang Batubara Bukit Asam Persero	74,900	44,063

		1,486,050

LVIP Delaware Foundation® Conservative Allocation Fund–11

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Paper & Forest Products–0.02%
Nine Dragons Paper Holdings	86,000	$65,935

		65,935

Personal Products–0.05%
Hypermarcas	19,800	143,309

		143,309

Real Estate Management & Development–0.02%
#@=Etalon Group GDR 144A	6,900	16,871
UEM Sunrise	183,302	47,053

		63,924

Road & Rail–0.00%
†Rumo Logistica Operadora Multimodal	3,630	5,560

		5,560

Semiconductors & Semiconductor Equipment–0.22%
MediaTek	16,000	122,265
Taiwan Semiconductor Manufacturing	61,594	310,415
Taiwan Semiconductor Manufacturing ADR	7,400	194,102

		626,782

Technology Hardware, Storage & Peripherals–0.32%
Samsung Electronics	721	897,898

		897,898

Transportation Infrastructure–0.01%
Santos Brasil Participacoes	5,838	22,390

		22,390

Wireless Telecommunication Services–0.51%
America Movil ADR	6,800	83,368
China Mobile	25,120	290,242
China Mobile ADR	2,100	121,590
MegaFon GDR	3,986	41,625
Mobile TeleSystems ADR	5,600	46,368
SK Telecom ADR	22,200	464,424
Tim Participacoes ADR	16,900	178,295
†Turkcell Iletisim Hizmetleri ADR	7,751	70,922
Vodacom Group	12,009	136,839

		1,433,673

Total Emerging Markets (Cost $11,689,966)		11,382,810

Total Common Stock (Cost $66,192,233)		89,157,815

	Number of Shares	Value (U.S. $)

CONVERTIBLE PREFERRED STOCK–0.14%
Bank of America 7.25%, exercise price $50.00, expiration date 12/31/49	42	$50,190
Exelon 6.50%, exercise price $43.75, expiration date 6/1/17	1,200	59,208
@Halcon Resources 5.75%, exercise price $30.78, expiration date 12/31/49	42	1,911
@Huntington Bancshares 8.50%, exercise price $11.95, expiration date 12/31/49	62	87,420
Maiden Holdings 7.25%, exercise price $15.11, expiration date 9/15/16	1,277	60,658
T-Mobile US 5.50%, exercise price $31.02, expiration date 12/15/17	588	43,271
Wells Fargo 7.50%, exercise price $156.71, expiration date 12/31/49	66	85,747

Total Convertible Preferred Stock (Cost $401,674)		388,405

EXCHANGE-TRADED FUNDS–4.65%
iShares iBoxx $ High Yield Corporate Bond ETF	1,100	93,159
iShares MSCI EAFE Growth Index ETF	103,045	6,741,204
iShares MSCI EAFE Index ETF	58,740	3,278,279
Vanguard FTSE Developed Markets ETF	86,375	3,054,220

Total Exchange-Traded Funds (Cost $10,392,742)		13,166,862

PREFERRED STOCK–0.42%
•General Electric 5.00%	410,000	435,523
•@Integrys Energy Group 6.00%	8,750	236,797
#•PNC Preferred Funding Trust II 144A 1.875%	500,000	441,250
#•@USB Realty 144A 1.775%	100,000	80,125

Total Preferred Stock (Cost $1,101,725)		1,193,695

	Principal Amount°

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.52%
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	2,525	2,867
Series 2003-26 AT 5.00% 11/25/32	16,101	16,215
Series 2005-70 PA 5.50% 8/25/35	15,034	17,171
•*Series 2008-15 SB 6.147% 8/25/36	29,267	6,422
Series 2010-41 PN 4.50% 4/25/40	235,000	258,706

LVIP Delaware Foundation® Conservative Allocation Fund–12

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
Series 2010-43 HJ 5.50% 5/25/40	23,428	$26,704
Series 2010-96 DC 4.00% 9/25/25	298,012	317,253
•*Series 2010-129 SM 5.547% 11/25/40	230,103	37,039
*Series 2012-98 MI 3.00% 8/25/31	325,682	30,806
•*Series 2012-122 SD 5.647% 11/25/42	378,526	87,495
*Series 2013-26 ID 3.00% 4/25/33	264,181	32,860
*Series 2013-38 AI 3.00% 4/25/33	249,547	29,100
*Series 2013-43 IX 4.00% 5/25/43	881,484	185,896
*Series 2013-44 DI 3.00% 5/25/33	794,450	109,824
*Series 2013-55 AI 3.00% 6/25/33	370,053	45,194
Series 2014-36 ZE 3.00% 6/25/44	156,468	159,371
•*Series 2014-68 BS 5.697% 11/25/44	317,044	69,009
•*Series 2014-90 SA 5.697% 1/25/45	897,822	197,790
•*Series 2015-27 SA 5.997% 5/25/45	120,114	27,552
Series 2015-44 Z 3.00% 9/25/43	269,969	276,352
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	4,551	5,226
Series 2557 WE 5.00% 1/15/18	2,676	2,737
Series 4065 DE 3.00% 6/15/32	40,000	43,008
*Series 4109 AI 3.00% 7/15/31	592,922	56,066
*Series 4120 IK 3.00% 10/15/32	480,231	58,100
*Series 4146 IA 3.50% 12/15/32	253,615	35,896
•*Series 4159 KS 5.708% 1/15/43	221,925	54,427
*Series 4181 DI 2.50% 3/15/33	148,400	15,940
•*Series 4184 GS 5.678% 3/15/43	247,357	60,519
*Series 4185 LI 3.00% 3/15/33	194,650	24,313
*Series 4191 CI 3.00% 4/15/33	82,015	10,038
*Series 4342 CI 3.00% 11/15/33	94,230	9,628
Series 4435 DY 3.00% 2/15/35	222,000	230,940
Series 4592 WT 5.50% 6/15/46	530,000	590,415
•*Series 4594 SG 5.656% 6/15/46	618,000	168,405
Freddie Mac Strips
•*Series 267 S5 5.558% 8/15/42	315,894	73,379

	Principal	Value
	Amount°	(U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac Strips (continued)
•*Series 299 S1 5.558% 1/15/43	238,050	$54,790
•*Series 326 S2 5.508% 3/15/44	160,855	37,370
Freddie Mac Structured Agency Credit Risk Debt Notes
•Series 2014-DN4 M2 2.853% 10/25/24	330,211	332,513
•Series 2015-DNA3 M2 3.303% 4/25/28	500,000	514,017
•Series 2015-HQ2 M2 2.403% 5/25/25	250,000	247,987
•Series 2015-HQA1 M2 3.103% 3/25/28	250,000	255,801
•Series 2015-HQA2 M2 3.253% 5/25/28	250,000	255,988
•Series 2016-DNA1 M2 3.353% 7/25/28	250,000	257,795
•Series 2016-DNA3 M2 2.446% 12/25/28	250,000	251,665
•Series 2016-HQA2 M2 2.703% 11/25/28	250,000	251,449
¿Freddie Mac Structured Pass Through Securities Series T-58 2A 6.50% 9/25/43	77,980	92,977
GNMA
Series 2010-113 KE 4.50% 9/20/40	575,000	655,034
Series 2013-113 AZ 3.00% 8/20/43	269,973	276,236
Series 2015-133 AL 3.00% 5/20/45	294,000	299,263

Total Agency Collateralized Mortgage Obligations (Cost $7,161,397)		7,155,548

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.04%
Freddie Mac Multifamily Structured Pass Through Certificates
¿Series K041 A2 3.171% 10/25/24	225,000	245,099
¿Series K716 A2 3.13% 6/25/21	135,000	144,816
¿Series K717 A2 2.991% 9/25/21	260,000	277,343
¿Series K722 A1 2.183% 5/25/22	120,000	122,397
FREMF Mortgage Trust
#•Series 2011-K10 B 144A 4.79% 11/25/49	60,000	65,242
#•Series 2011-K14 B 144A 5.341% 2/25/47	70,000	78,355
#•Series 2011-K15 B 144A 5.116% 8/25/44	15,000	16,557

LVIP Delaware Foundation® Conservative Allocation Fund–13

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust (continued)
#•Series 2012-K18 B 144A 4.40% 1/25/45	85,000	$92,099
#•Series 2012-K22 B 144A 3.811% 8/25/45	150,000	156,675
#•Series 2012-K22 C 144A 3.811% 8/25/45	105,000	104,294
#•Series 2012-K23 C 144A 3.782% 10/25/45	45,000	44,545
#•Series 2012-K708 B 144A 3.883% 2/25/45	145,000	149,822
#•Series 2012-K708 C 144A 3.883% 2/25/45	60,000	59,957
#•Series 2013-K25 C 144A 3.743% 11/25/45	120,000	113,547
#•Series 2013-K30 C 144A 3.668% 6/25/45	130,000	120,038
#•Series 2013-K31 C 144A 3.741% 7/25/46	240,000	227,557
#•Series 2013-K33 B 144A 3.618% 8/25/46	120,000	122,466
#•Series 2013-K35 C 144A 4.077% 8/25/23	30,000	29,300
#•Series 2013-K712 B 144A 3.484% 5/25/45	175,000	179,069
#•Series 2013-K713 B 144A 3.274% 4/25/46	105,000	106,713
#•Series 2013-K713 C 144A 3.274% 4/25/46	180,000	178,997
#•Series 2014-K716 C 144A 4.084% 8/25/47	305,000	301,377

Total Agency Commercial Mortgage-Backed Securities (Cost $2,933,474)		2,936,265

AGENCY MORTGAGE-BACKED SECURITIES–16.65%
Fannie Mae ARM
•2.413% 5/1/43	107,897	111,333
•2.553% 6/1/43	37,469	38,754
•2.593% 8/1/35	1,509	1,594
•2.913% 7/1/45	51,689	53,701
•2.966% 4/1/46	56,910	59,452
•3.212% 4/1/44	107,236	112,350
•3.237% 3/1/44	138,872	146,366
•3.276% 9/1/43	92,424	97,230
Fannie Mae Relocation 30 yr
5.00% 1/1/34	12,331	13,060
5.00% 10/1/35	7,826	8,609
5.00% 2/1/36	31,136	33,725
Fannie Mae S.F. 15 yr
2.50% 5/1/31	229,851	238,401

	Principal	Value
	Amount°	(U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
3.00% 11/1/26	357,766	$377,863
3.00% 9/1/30	143,032	150,467
3.00% 12/1/30	139,863	147,546
3.00% 2/1/31	59,302	62,410
3.00% 3/1/31	182,103	191,375
3.50% 7/1/26	70,261	74,524
3.50% 12/1/28	29,764	31,829
4.00% 11/1/25	287,177	306,149
4.00% 12/1/26	71,547	76,257
4.00% 1/1/27	466,535	497,350
4.00% 5/1/27	165,336	176,255
4.00% 8/1/27	85,984	91,634
Fannie Mae S.F. 20 yr
3.00% 8/1/33	49,472	52,152
3.00% 1/1/36	371,668	390,057
3.00% 5/1/36	444,448	466,421
Fannie Mae S.F. 30 yr
4.00% 5/1/43	70,552	76,817
4.00% 8/1/43	40,121	43,467
4.00% 7/1/44	161,861	176,270
4.50% 7/1/36	30,947	33,893
4.50% 6/1/38	25,382	27,810
4.50% 4/1/39	112,682	122,943
4.50% 6/1/39	54,558	59,600
4.50% 9/1/39	27,551	30,137
4.50% 11/1/39	89,803	99,942
4.50% 1/1/40	1,276,938	1,412,336
4.50% 6/1/40	95,415	105,984
4.50% 8/1/40	30,094	33,147
4.50% 9/1/40	142,573	156,302
4.50% 11/1/40	70,333	77,094
4.50% 2/1/41	362,743	397,229
4.50% 3/1/41	89,335	97,932
4.50% 4/1/41	173,783	190,072
4.50% 7/1/41	302,177	335,067
4.50% 10/1/41	98,592	108,150
4.50% 12/1/41	236,330	258,971
4.50% 1/1/42	1,015,521	1,113,368
4.50% 4/1/42	31,063	34,035
4.50% 8/1/42	1,484,280	1,640,637
4.50% 9/1/42	1,048,379	1,147,370
4.50% 1/1/43	148,900	163,081
4.50% 9/1/43	122,738	134,444
4.50% 10/1/43	677,864	750,286
4.50% 11/1/43	115,853	126,522
4.50% 4/1/44	261,544	285,297
4.50% 6/1/44	660,188	722,540
4.50% 10/1/44	560,711	614,284
4.50% 12/1/44	99,193	108,535
4.50% 1/1/45	804,807	879,222
4.50% 2/1/45	186,143	203,343
4.50% 4/1/45	238,166	260,272

LVIP Delaware Foundation® Conservative Allocation Fund–14

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.00% 2/1/35	101,306	$113,077
5.00% 10/1/35	76,630	85,301
5.00% 11/1/35	35,984	40,035
5.00% 4/1/37	21,334	23,684
5.00% 8/1/37	52,539	58,548
5.00% 12/1/39	45,757	51,381
5.00% 1/1/40	9,985	11,238
5.00% 11/1/44	576,431	642,427
5.50% 12/1/32	4,179	4,740
5.50% 2/1/33	53,279	60,318
5.50% 6/1/33	31,639	35,880
5.50% 4/1/34	22,037	24,991
5.50% 7/1/34	5,318	6,036
5.50% 9/1/34	64,746	73,527
5.50% 11/1/34	22,761	25,813
5.50% 12/1/34	119,466	135,747
5.50% 1/1/35	9,561	10,860
5.50% 3/1/35	12,905	14,641
5.50% 5/1/35	99,066	112,492
5.50% 6/1/35	14,694	16,494
5.50% 1/1/36	86,136	97,699
5.50% 4/1/36	97,716	110,423
5.50% 7/1/36	92,976	105,604
5.50% 9/1/36	89,727	101,748
5.50% 11/1/36	16,263	18,318
5.50% 1/1/37	68,119	76,638
5.50% 4/1/37	279,607	317,509
5.50% 8/1/37	96,092	108,985
5.50% 9/1/37	78,817	88,623
5.50% 1/1/38	1,763	1,988
5.50% 2/1/38	44,691	50,523
5.50% 3/1/38	38,346	43,561
5.50% 6/1/38	163,550	184,023
5.50% 7/1/38	27,628	31,088
5.50% 9/1/38	160,011	181,393
5.50% 1/1/39	105,894	120,216
5.50% 2/1/39	245,460	278,245
5.50% 6/1/39	79,272	89,795
5.50% 10/1/39	184,091	207,217
5.50% 3/1/40	273,326	310,438
5.50% 7/1/40	139,613	158,031
5.50% 3/1/41	480,511	544,982
5.50% 6/1/41	198,857	225,632
5.50% 9/1/41	869,061	980,475
6.00% 5/1/36	74,067	84,831
6.00% 6/1/36	7,162	8,211
6.00% 9/1/36	30,757	35,863
6.00% 12/1/36	7,720	8,899
6.00% 2/1/37	24,184	27,681
6.00% 5/1/37	56,809	64,979
6.00% 6/1/37	4,175	4,817
6.00% 7/1/37	3,431	3,918

	Principal	Value
	Amount°	(U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.00% 8/1/37	34,079	$39,052
6.00% 9/1/37	8,576	9,807
6.00% 11/1/37	1,236	1,411
6.00% 5/1/38	130,374	149,211
6.00% 9/1/38	273,196	312,887
6.00% 10/1/38	10,736	12,299
6.00% 11/1/38	18,035	20,782
6.00% 1/1/39	38,201	43,771
6.00% 9/1/39	320,144	366,325
6.00% 10/1/39	260,250	302,042
6.00% 3/1/40	33,467	38,314
6.00% 7/1/40	118,804	135,703
6.00% 9/1/40	29,445	33,725
6.00% 11/1/40	12,213	14,172
6.00% 5/1/41	357,551	409,379
6.00% 6/1/41	122,767	140,433
6.00% 7/1/41	487,882	558,236
6.50% 2/1/36	41,201	50,385
6.50% 10/1/36	29,730	34,213
6.50% 8/1/37	1,220	1,403
7.00% 12/1/37	7,276	7,861
7.50% 6/1/31	10,041	12,176
Fannie Mae S.F. 30 yr TBA
3.00% 8/1/46	16,341,000	16,927,612
4.50% 8/1/46	871,000	950,202
Freddie Mac ARM
•2.495% 1/1/44	249,797	258,993
•2.592% 12/1/33	7,959	8,429
•2.768% 10/1/45	60,135	62,203
•2.826% 9/1/45	381,757	396,448
•2.944% 10/1/45	102,606	107,029
•2.951% 11/1/44	35,370	36,725
•3.107% 3/1/46	139,487	145,826
•3.206% 6/1/37	3,230	3,440
Freddie Mac S.F. 20 yr
3.00% 6/1/34	55,079	57,898
3.00% 6/1/36	74,756	78,370
Freddie Mac S.F. 30 yr
4.50% 4/1/39	16,586	18,363
4.50% 6/1/39	12,725	13,902
4.50% 10/1/39	37,594	41,212
4.50% 5/1/40	316,719	353,272
4.50% 3/1/41	107,214	117,741
4.50% 4/1/41	247,817	272,171
4.50% 3/1/42	70,875	77,938
4.50% 7/1/42	157,952	173,962
4.50% 8/1/44	230,024	253,854
4.50% 7/1/45	293,844	322,562
5.00% 6/1/36	162,048	179,936
5.50% 3/1/34	8,898	10,040
5.50% 12/1/34	8,597	9,714

LVIP Delaware Foundation® Conservative Allocation Fund–15

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
5.50% 6/1/36	5,543	$6,238
5.50% 11/1/36	1,986	2,221
5.50% 12/1/36	2,426	2,724
5.50% 9/1/37	10,214	11,460
5.50% 4/1/38	37,243	41,860
5.50% 6/1/38	1,287	1,448
5.50% 7/1/38	36,864	41,480
5.50% 6/1/39	38,840	43,609
5.50% 3/1/40	29,812	33,412
5.50% 8/1/40	21,458	24,032
5.50% 1/1/41	5,868	6,595
5.50% 6/1/41	345,220	388,512
6.00% 2/1/36	18,022	20,692
6.00% 3/1/36	24,046	27,733
6.00% 1/1/38	10,981	12,534
6.00% 6/1/38	29,588	33,756
6.00% 8/1/38	29,525	34,249
6.00% 5/1/40	58,271	66,718
6.00% 7/1/40	126,380	144,763
6.50% 4/1/39	44,712	51,364
7.00% 11/1/33	1,461	1,766
GNMA I S.F. 30 yr
7.00% 12/15/34	77,349	94,275
GNMA II S.F. 30 yr
5.50% 5/20/37	47,410	52,889
5.50% 4/20/40	49,035	53,775
6.00% 2/20/39	76,671	87,374
6.00% 4/20/46	79,408	91,457

Total Agency Mortgage-Backed Securities (Cost $46,763,520)		47,201,211

CONVERTIBLE BONDS–0.80%
@Alaska Communications Systems Group 6.25% exercise price $10.28, maturity date 5/1/18	131,000	127,152
@American Realty Capital Properties 3.75% exercise price $14.99, maturity date 12/15/20	78,000	77,562
BioMarin Pharmaceutical 1.50% exercise price $94.15, maturity date 10/15/20	30,000	34,837
Blackstone Mortgage Trust 5.25% exercise price $28.36, maturity date 12/1/18	114,000	121,267
Blucora 4.25% exercise price $21.66, maturity date 4/1/19	64,000	59,200
Brookdale Senior Living 2.75% exercise price $29.33, maturity date 6/15/18	69,000	67,663

	Principal	Value
	Amount°	(U.S. $)

CONVERTIBLE BONDS (continued)
Cardtronics 1.00% exercise price $52.35, maturity date 12/1/20	76,000	$76,570
Cemex 3.72% exercise price $11.45, maturity date 3/15/20	62,000	58,086
@Chart Industries 2.00% exercise price $69.03, maturity date 8/1/18	91,000	85,142
#Ciena 144A 3.75% exercise price $20.17, maturity date 10/15/18	43,000	50,391
#Clearwire Communications 144A 8.25% exercise price $7.08, maturity date 12/1/40	54,000	54,945
@GAIN Capital Holdings 4.125% exercise price $12.00, maturity date 12/1/18	53,000	48,826
@fGeneral Cable 4.50% exercise price $32.36, maturity date 11/15/29	97,000	55,957
HealthSouth 2.00% exercise price $37.59, maturity date 12/1/43	70,000	82,031
Helix Energy Solutions Group 3.25% exercise price $25.02, maturity date 3/15/32	67,000	59,714
fHologic 2.00% exercise price $31.18, maturity date 3/1/42	34,000	43,690
Infinera 1.75% exercise price $12.58, maturity date 6/1/18	50,000	58,063
Jefferies Group 3.875% exercise price $44.19, maturity date 11/1/29	72,000	73,170
#Knowles 144A 3.25% exercise price $18.43, maturity date 11/1/21	15,000	15,356
#Liberty Interactive 144A 1.00% exercise price $64.18, maturity date 9/30/43	84,000	73,343
#Medicines 144A 2.75% exercise price $48.97, maturity date 7/15/23	27,000	26,021
fMeritor 4.00% exercise price $26.73, maturity date 2/15/27	95,000	91,556
Microchip Technology 1.625% exercise price $65.56, maturity date 2/15/25	39,000	43,363
Micron Technology 3.00% exercise price $29.16, maturity date 11/15/43	44,000	33,825
@New Mountain Finance 5.00% exercise price $15.93, maturity date 6/15/19	14,000	13,807

LVIP Delaware Foundation® Conservative Allocation Fund–16

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CONVERTIBLE BONDS (continued)
Novellus Systems 2.625% exercise price $34.11, maturity date 5/15/41	41,000	$102,090
#NuVasive 144A 2.25% exercise price $59.82, maturity date 3/15/21	24,000	28,530
NXP Semiconductors 1.00% exercise price $102.84, maturity date 12/1/19	51,000	55,686
ON Semiconductor 1.00% exercise price $18.50, maturity date 12/1/20	42,000	37,747
PROS Holdings 2.00% exercise price $33.79, maturity date 12/1/19	62,000	55,645
@Spectrum Pharmaceuticals 2.75% exercise price $10.53, maturity date 12/15/18	69,000	64,041
@Spirit Realty Capital 3.75% exercise price $13.10, maturity date 5/15/21	76,000	85,120
Synchronoss Technologies 0.75% exercise price $53.17, maturity date 8/15/19	73,000	72,589
@Titan Machinery 3.75% exercise price $43.17, maturity date 5/1/19	17,000	13,855
@TPG Specialty Lending 4.50% exercise price $25.83, maturity date 12/15/19	52,000	53,105
•Vector Group 1.75% exercise price $24.64, maturity date 4/15/20	73,000	81,304
•Vector Group 2.50% exercise price $15.98, maturity date 1/15/19	35,000	50,916
Verint Systems 1.50% exercise price $64.46, maturity date 6/1/21	48,000	43,950

Total Convertible Bonds (Cost $2,277,591)		2,276,115

CORPORATE BONDS–28.34%
Aerospace & Defense–0.05%
Lockheed Martin 3.55% 1/15/26	135,000	146,936

		146,936

Air Freight & Logistics–0.12%
Aviation Capital Group
#@144A 2.875% 9/17/18	10,000	9,913
#144A 4.875% 10/1/25	75,000	73,705
#144A 6.75% 4/6/21	165,000	186,656

	Principal		Value
	Amount°		(U.S. $)

CORPORATE BONDS (continued)
Air Freight & Logistics (continued)
FedEx 4.75% 11/15/45		65,000	$72,734

			343,008

Airlines–0.25%
#¿Air Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27		108,281	110,175
¿American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26		91,339	94,993
¿American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27		114,541	115,394
¿American Airlines 2015-2 Class AA Pass Through Trust 3.60% 9/22/27		35,000	36,837
¿American Airlines 2016-1 Class AA Pass Through Trust 3.575% 1/15/28		70,000	74,093
¿United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26		75,418	79,621
¿United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26		179,617	190,170
¿United Airlines 2016-1 Class AA Pass Through Trust 3.10% 7/7/28		10,000	10,187

			711,470

Auto Components–0.24%
American Axle & Manufacturing 6.25% 3/15/21		205,000	213,456
Goodyear Tire & Rubber 5.00% 5/31/26		155,000	158,294
Lear 5.25% 1/15/25		210,000	221,287
O’Reilly Automotive 3.55% 3/15/26		90,000	94,553

			687,590

Automobiles–0.47%
BMW US Capital
#144A 2.00% 4/11/21		245,000	248,346
#144A 2.80% 4/11/26		260,000	267,027
Daimler 2.75% 12/10/18	NOK	580,000	71,870
Ford Motor 7.45% 7/16/31		225,000	302,443
Ford Motor Credit 3.096% 5/4/23		200,000	203,104
General Motors 6.75% 4/1/46		25,000	29,758
General Motors Financial 3.70% 5/9/23		140,000	140,934

LVIP Delaware Foundation® Conservative Allocation Fund–17

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal		Value
	Amount°		(U.S. $)

CORPORATE BONDS (continued)
Automobiles (continued)
Toyota Finance Australia 3.04% 12/20/16	NZD	80,000	$57,006

			1,320,488

Banks–4.12%
Australia & New Zealand Banking Group 2.625% 12/10/18	CAD	59,000	46,988
#Banco Nacional de Costa Rica 144A 5.875% 4/25/21		200,000	206,590
Bank Nederlandse Gemeenten
#144A 1.625% 4/19/21		238,000	241,660
5.25% 5/20/24	AUD	31,000	27,210
Bank of America 4.45% 3/3/26		960,000	1,006,071
Bank of New York Mellon 2.80% 5/4/26		80,000	83,085
BB&T 2.05% 5/10/21		370,000	375,675
#BBVA Bancomer 144A 6.50% 3/10/21		150,000	165,375
Citizens Bank 2.55% 5/13/21		250,000	252,696
Citizens Financial Group 4.30% 12/3/25		160,000	168,732
Compass Bank 3.875% 4/10/25		250,000	240,346
Cooperatieve Rabobank
2.50% 9/4/20	NOK	270,000	33,895
2.50% 1/19/21		250,000	256,419
#Credit Suisse Group Funding Guernsey 144A 4.55% 4/17/26		730,000	758,780
Fifth Third Bancorp 2.875% 7/27/20		80,000	83,573
Fifth Third Bank 3.85% 3/15/26		460,000	484,047
#ICICI Bank 144A 4.00% 3/18/26		200,000	203,583
JPMorgan Chase
•1.264% 1/28/19		74,000	73,901
3.20% 6/15/26		170,000	174,949
4.25% 10/1/27		575,000	609,733
•6.75% 8/29/49		170,000	187,425
KeyBank 6.95% 2/1/28		615,000	797,275
KFW 1.50% 6/15/21		185,000	187,451
Lloyds Banking Group 3.10% 7/6/21		200,000	199,852
PNC Bank
2.45% 11/5/20		250,000	257,025
6.875% 4/1/18		740,000	808,195
RBC USA Holdco 5.25% 9/15/20		195,000	220,460
Santander UK Group Holdings 3.125% 1/8/21		20,000	20,070
SunTrust Bank 3.30% 5/15/26		200,000	202,047
SunTrust Banks 2.90% 3/3/21		170,000	176,203
SVB Financial Group 3.50% 1/29/25		200,000	199,757
#Swedbank 144A 2.65% 3/10/21		400,000	413,891

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Toronto-Dominion Bank
2.125% 4/7/21	140,000	$142,572
2.50% 12/14/20	210,000	217,351
U.S. Bancorp 2.35% 1/29/21	250,000	258,228
UBS Group Funding Jersey
#@144A 3.00% 4/15/21	200,000	204,216
#144A 4.125% 4/15/26	260,000	270,756
US Bancorp 3.10% 4/27/26	240,000	249,949
•@USB Capital IX 3.50% 10/29/49	780,000	638,625
Wells Fargo
4.30% 7/22/27	60,000	64,870
4.40% 6/14/46	295,000	301,304
Zions Bancorp 4.50% 6/13/23	170,000	180,430

		11,691,260

Beverages–0.77%
Anheuser-Busch InBev Finance 3.65% 2/1/26	1,075,000	1,153,874
#JB 144A 3.75% 5/13/25	350,000	363,596
Molson Coors Brewing
2.10% 7/15/21	50,000	50,211
3.00% 7/15/26	135,000	135,157
4.20% 7/15/46	90,000	90,767
Pernod Ricard
#144A 3.25% 6/8/26	220,000	225,632
#144A 4.45% 1/15/22	150,000	165,474

		2,184,711

Biotechnology–0.20%
Biogen
4.05% 9/15/25	70,000	75,494
5.20% 9/15/45	160,000	180,632
Celgene
3.875% 8/15/25	80,000	85,494
4.625% 5/15/44	115,000	120,082
5.00% 8/15/45	105,000	116,098

		577,800

Building Products–0.17%
Fortune Brands Home & Security 3.00% 6/15/20	105,000	108,564
#GTL Trade Finance 144A 5.893% 4/29/24	150,000	133,005
Masco 3.50% 4/1/21	230,000	235,819

		477,388

Capital Markets–0.79%
Affiliated Managers Group 3.50% 8/1/25	175,000	175,153
Bank of New York Mellon
2.15% 2/24/20	45,000	45,899
2.50% 4/15/21	355,000	368,102

LVIP Delaware Foundation® Conservative Allocation Fund–18

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
#Export Credit Bank of Turkey 144A 5.375% 2/8/21		200,000	$209,502
•Goldman Sachs Group 3.295% 8/21/19	AUD	10,000	7,434
Jefferies Group
6.45% 6/8/27		110,000	122,436
6.50% 1/20/43		60,000	59,763
Lazard Group 6.85% 6/15/17		101,000	105,646
Morgan Stanley
•1.488% 1/24/19		77,000	76,902
2.50% 4/21/21		55,000	55,638
3.875% 1/27/26		345,000	366,982
3.95% 4/23/27		100,000	101,351
5.00% 9/30/21	AUD	38,000	30,712
State Street
2.55% 8/18/20		175,000	181,706
3.10% 5/15/23		110,000	113,902
3.55% 8/18/25		195,000	212,305

			2,233,433

Chemicals–1.02%
CF Industries 6.875% 5/1/18		315,000	342,391
Dow Chemical 8.55% 5/15/19		1,129,000	1,341,034
Eastman Chemical
3.80% 3/15/25		115,000	121,761
4.65% 10/15/44		415,000	426,139
Methanex 4.25% 12/1/24		125,000	111,743
#OCP 144A 4.50% 10/22/25		200,000	196,180
PolyOne 5.25% 3/15/23		145,000	146,813
PPG Industries 2.30% 11/15/19		155,000	156,367
#WR Grace 144A 5.125% 10/1/21		40,000	41,200

			2,883,628

Commercial Services & Supplies–0.36%
Penske Truck Leasing
#144A 3.30% 4/1/21		150,000	154,362
#144A 3.375% 2/1/22		285,000	290,998
#Prestige Brands 144A 5.375% 12/15/21		115,000	117,300
United Rentals North America
4.625% 7/15/23		145,000	146,813
5.50% 7/15/25		151,000	149,301
5.875% 9/15/26		65,000	64,837
Waste Management 2.40% 5/15/23		95,000	96,519

			1,020,130

Computers & Peripherals–0.11%
#Diamond 1 Finance / Diamond 2 Finance 144A 6.02% 6/15/26		285,000	297,654

			297,654

	Principal Amount°		Value (U.S. $)

CORPORATE BONDS (continued)
Construction & Engineering–0.10%
AECOM 5.875% 10/15/24		131,000	$134,930
Vale Overseas 5.875% 6/10/21		160,000	160,600

			295,530

Construction Materials–0.28%
Cemex
#144A 7.25% 1/15/21		200,000	211,540
#144A 7.75% 4/16/26		200,000	210,320
#Tenedora Nemak 144A 5.50% 2/28/23		200,000	208,000
#Union Andina De Cementos 144A 5.875% 10/30/21		150,000	152,400

			782,260

Consumer Finance–0.29%
General Motors Financial
3.45% 4/10/22		230,000	230,136
4.375% 9/25/21		75,000	79,236
5.25% 3/1/26		80,000	87,130
Hyundai Capital America
#144A 2.125% 10/2/17		155,000	156,013
#144A 3.00% 3/18/21		110,000	114,067
Toyota Motor Credit 2.80% 7/13/22		155,000	163,155

			829,737

Containers & Packaging–0.12%
Ball
5.00% 3/15/22		25,000	26,663
5.25% 7/1/25		140,000	146,475
#Owens-Brockway Glass Container 144A 5.875% 8/15/23		165,000	173,629

			346,767

Diversified Consumer Services–0.08%
#ENA Norte Trust 144A 4.95% 4/25/23		209,864	214,586

			214,586

Diversified Financial Services–1.08%
AerCap Ireland Capital 4.625% 7/1/22		250,000	256,957
Berkshire Hathaway
2.75% 3/15/23		110,000	113,757
3.125% 3/15/26		345,000	362,192
#•Credit Suisse Group 144A 6.25% 12/29/49		400,000	378,216
General Electric Capital
2.10% 12/11/19		235,000	242,560
4.25% 1/17/18	NZD	175,000	126,865
5.55% 5/4/20		150,000	173,047
6.00% 8/7/19		234,000	268,167

LVIP Delaware Foundation® Conservative Allocation Fund–19

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Nasdaq 3.85% 6/30/26		45,000	$45,813
National Rural Utilities Cooperative Finance
2.30% 11/1/20		20,000	20,642
2.70% 2/15/23		220,000	229,069
•4.75% 4/30/43		275,000	270,187
•5.25% 4/20/46		80,000	82,063
#Peachtree Corners Funding Trust 144A 3.976% 2/15/25		240,000	241,057
#SUAM Finance 144A 4.875% 4/17/24		100,000	104,000
•Voya Financial 5.65% 5/15/53		140,000	132,125

			3,046,717

Diversified Telecommunication Services–0.99%
AT&T
3.60% 2/17/23		150,000	156,702
4.125% 2/17/26		300,000	322,899
5.65% 2/15/47		310,000	356,386
Bell Canada 3.35% 3/22/23	CAD	53,000	43,412
CenturyLink
5.80% 3/15/22		185,000	180,318
6.75% 12/1/23		195,000	192,319
#Colombia Telecomunicaciones 144A 5.375% 9/27/22		200,000	189,500
#Digicel 144A 6.00% 4/15/21		200,000	172,440
Frontier Communications 8.875% 9/15/20		150,000	160,687
#GTH Finance 144A 7.25% 4/26/23		200,000	209,000
#GTP Acquisition Partners I 144A 2.35% 6/15/20		100,000	99,911
SBA Tower Trust
#144A 2.24% 4/16/18		180,000	180,577
#144A 2.898% 10/15/19		90,000	91,250
Verizon Communications 4.862% 8/21/46		230,000	252,442
#Virgin Media Secured Finance 144A 5.25% 1/15/26		200,000	194,500

			2,802,343

Electric Utilities–3.24%
#AES Andres 144A 7.95% 5/11/26		200,000	208,750
Alabama Power 4.30% 1/2/46		5,000	5,625
Appalachian Power
3.40% 6/1/25		145,000	154,167
4.45% 6/1/45		105,000	114,256
Berkshire Hathaway Energy 3.75% 11/15/23		310,000	339,280
Black Hills 3.95% 1/15/26		60,000	63,790
@ComEd Financing III 6.35% 3/15/33		220,000	238,864

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Commonwealth Edison 4.35% 11/15/45	180,000	$205,040
Consumers Energy 4.10% 11/15/45	50,000	56,415
Dominion Resources 3.90% 10/1/25	235,000	252,221
DTE Energy 3.30% 6/15/22	180,000	189,957
Duke Energy
3.75% 4/15/24	60,000	64,533
4.80% 12/15/45	130,000	151,137
Duke Energy Carolinas 3.875% 3/15/46	95,000	102,316
Duke Energy Ohio 3.70% 6/15/46	5,000	5,110
#•Electricite de France 144A 5.25% 12/29/49	170,000	163,821
•Emera 6.75% 6/15/76	285,000	289,525
#Emera US Finance 144A 4.75% 6/15/46	90,000	91,707
#•Enel 144A 8.75% 9/24/73	390,000	445,087
#Enel Finance International 144A 6.00% 10/7/39	105,000	124,497
Entergy 4.00% 7/15/22	455,000	488,893
Entergy Arkansas 3.50% 4/1/26	35,000	38,406
Entergy Louisiana 4.95% 1/15/45	50,000	52,506
Entergy Mississippi 2.85% 6/1/28	155,000	157,687
Exelon 3.95% 6/15/25	145,000	155,302
Great Plains Energy 4.85% 6/1/21	95,000	104,496
Indiana Michigan Power
3.20% 3/15/23	125,000	130,557
4.55% 3/15/46	55,000	61,382
IPALCO Enterprises 5.00% 5/1/18	175,000	183,750
ITC Holdings 3.25% 6/30/26	205,000	205,591
Kansas City Power & Light 3.65% 8/15/25	275,000	291,535
LG&E & KU Energy 4.375% 10/1/21	395,000	436,392
#Metropolitan Edison 144A 4.00% 4/15/25	125,000	130,970
MidAmerican Energy 4.25% 5/1/46	200,000	226,797
NextEra Energy Capital Holdings 3.625% 6/15/23	195,000	205,844
NV Energy 6.25% 11/15/20	195,000	231,089
Pennsylvania Electric 5.20% 4/1/20	220,000	232,864
Public Service of New Hampshire 3.50% 11/1/23	160,000	171,744

LVIP Delaware Foundation® Conservative Allocation Fund–20

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Public Service of Oklahoma 5.15% 12/1/19	165,000	$183,753
South Carolina Electric & Gas 4.10% 6/15/46	285,000	302,351
Southern
2.75% 6/15/20	555,000	575,746
3.25% 7/1/26	295,000	307,063
4.40% 7/1/46	275,000	296,858
#Trans-Allegheny Interstate Line 144A 3.85% 6/1/25	210,000	224,937
Wisconsin Electric Power 4.30% 12/15/45	105,000	120,022
Xcel Energy 3.30% 6/1/25	385,000	406,820

		9,189,453

Electronic Equipment, Instruments & Components–0.27%
FLIR Systems 3.125% 6/15/21	80,000	82,234
Fortive
#144A 2.35% 6/15/21	50,000	50,791
#144A 3.15% 6/15/26	155,000	159,849
Intel 2.60% 5/19/26	125,000	127,570
Jabil Circuit 7.75% 7/15/16	85,000	85,091
#NXP 144A 4.625% 6/1/23	250,000	255,000

		760,535

Food & Staples Retailing–0.62%
#Cencosud 144A 5.15% 2/12/25	200,000	205,697
CVS Health
2.125% 6/1/21	60,000	60,807
3.875% 7/20/25	67,000	73,837
5.00% 12/1/24	120,000	140,688
KFC Holding
#144A 5.00% 6/1/24	64,000	65,280
#144A 5.25% 6/1/26	60,000	61,650
Sysco 3.30% 7/15/26	530,000	551,009
Walgreens Boots Alliance
3.10% 6/1/23	360,000	367,221
3.45% 6/1/26	160,000	164,583
4.80% 11/18/44	50,000	54,002

		1,744,774

Food Products–0.32%
#Aramark Services 144A 5.125% 1/15/24	190,000	194,275
#@Arcor SAIC 144A 6.00% 7/6/23	100,000	100,937
#Cosan Luxembourg 144A 7.00% 1/20/27	200,000	199,660
#JBS USA Finance 144A 5.75% 6/15/25	35,000	33,075
Kraft Heinz Foods
#144A 3.00% 6/1/26	320,000	323,290

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food Products (continued)
Kraft Heinz Foods (continued)
#144A 4.375% 6/1/46	40,000	$42,479

		893,716

Gas Utilities–0.16%
AGL Capital 3.25% 6/15/26	125,000	128,025
AmeriGas Finance 7.00% 5/20/22	205,000	217,427
Dominion Gas Holdings 4.60% 12/15/44	115,000	120,172

		465,624

Health Care Equipment & Supplies–0.33%
Becton Dickinson 6.375% 8/1/19	330,000	376,126
Thermo Fisher Scientific 3.00% 4/15/23	365,000	373,175
Zimmer Biomet Holdings
3.375% 11/30/21	140,000	146,073
4.45% 8/15/45	45,000	45,981

		941,355

Health Care Providers & Services–0.70%
Aetna 3.20% 6/15/26	230,000	237,122
DaVita HealthCare Partners 5.00% 5/1/25	540,000	536,625
HCA
5.25% 6/15/26	175,000	182,109
5.375% 2/1/25	295,000	303,113
HealthSouth
5.125% 3/15/23	50,000	49,250
5.75% 9/15/25	80,000	79,600
#@Highmark 144A 6.125% 5/15/41	65,000	65,768
#LifePoint Health 144A 5.375% 5/1/24	180,000	180,900
New York and Presbyterian Hospital 4.063% 8/1/56	140,000	151,235
Tenet Healthcare 4.50% 4/1/21	150,000	151,875
#Universal Health Services 144A 5.00% 6/1/26	40,000	40,200

		1,977,797

Hotels, Restaurants & Leisure–0.35%
Marriott International 3.125% 6/15/26	350,000	354,991
MGM Resorts International 6.00% 3/15/23	426,000	450,495
Starwood Hotels & Resorts Worldwide
@3.75% 3/15/25	150,000	156,456
@4.50% 10/1/34	35,000	35,815

		997,757

LVIP Delaware Foundation® Conservative Allocation Fund–21

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Household Products–0.04%
#Tempur Sealy International 144A 5.50% 6/15/26	110,000	$108,350

		108,350

Independent Power & Renewable Electricity Producers–0.14%
#AES Gener 144A 5.00% 7/14/25	200,000	206,292
Calpine
#144A 5.25% 6/1/26	80,000	80,000
5.375% 1/15/23	125,000	122,500

		408,792

Independent Power Producers & Energy Traders–0.08%
#Perusahaan Listrik Negara 144A 5.50% 11/22/21	210,000	229,009

		229,009

Insurance–0.77%
•MetLife 5.25% 12/29/49	190,000	189,050
#MetLife Capital Trust X 144A 9.25% 4/8/38	400,000	549,925
#Principal Life Global Funding II 144A 3.00% 4/18/26	140,000	142,971
Prudential Financial
•5.375% 5/15/45	140,000	141,400
•5.625% 6/15/43	165,000	172,272
TIAA Asset Management Finance
#144A 2.95% 11/1/19	160,000	164,043
#144A 4.125% 11/1/24	335,000	352,536
#USI 144A 7.75% 1/15/21	40,000	39,750
XLIT
4.45% 3/31/25	180,000	181,969
5.50% 3/31/45	160,000	158,614
•6.50% 12/29/49	120,000	83,700

		2,176,230

Internet Software & Services–0.12%
#Tencent Holdings 144A 3.375% 5/2/19	200,000	207,605
Zayo Group 6.00% 4/1/23	135,000	137,700

		345,305

IT Services–0.44%
Fidelity National Information Services 5.00% 10/15/25	275,000	312,764
First Data
#144A 5.00% 1/15/24	85,000	85,531
#144A 5.75% 1/15/24	615,000	612,694
#144A 7.00% 12/1/23	62,000	63,007
Priceline Group 3.60% 6/1/26	160,000	165,584

		1,239,580

Machinery–0.11%
Crane
2.75% 12/15/18	35,000	35,994

	Principal		Value
	Amount°		(U.S. $)

CORPORATE BONDS (continued)
Machinery (continued)
Crane (continued)
4.45% 12/15/23		245,000	$260,711
Parker Hannifin 3.30% 11/21/24		15,000	16,230

			312,935

Media–1.98%
21st Century Fox America 4.95% 10/15/45		250,000	285,811
#Cablevision 144A 6.50% 6/15/21		160,000	163,600
CC Holdings GS V 3.849% 4/15/23		175,000	186,946
CCO Holdings
#144A 5.125% 5/1/23		205,000	206,666
#144A 5.75% 2/15/26		115,000	118,737
#Charter Communications Operating 144A 4.908% 7/23/25		560,000	613,352
#Columbus International 144A 7.375% 3/30/21		290,000	307,327
Comcast 3.15% 3/1/26		785,000	836,568
CSC Holdings 5.25% 6/1/24		450,000	410,625
DISH DBS 5.00% 3/15/23		110,000	100,375
Gray Television 7.50% 10/1/20		90,000	94,275
#Myriad International Holdings 144A 5.50% 7/21/25		200,000	208,400
#Numericable-SFR 144A 6.00% 5/15/22		200,000	195,250
Omnicom Group 3.60% 4/15/26		35,000	36,938
#Sirius XM Radio 144A 5.375% 7/15/26		530,000	527,350
#Sky 144A 3.75% 9/16/24		715,000	744,155
Time Warner 2.95% 7/15/26		60,000	60,580
Tribune Media 5.875% 7/15/22		250,000	250,000
#VTR Finance 144A 6.875% 1/15/24		200,000	199,896
WPP Finance 2010 5.625% 11/15/43		65,000	74,952

			5,621,803

Metals & Mining–0.29%
BHP Billiton Finance 3.00% 3/30/20	AUD	20,000	14,852
#Cia Brasileira de Aluminio 144A 6.75% 4/5/21		120,000	124,800
#Lundin Mining 144A 7.50% 11/1/20		105,000	107,625
#MMC Norilsk Nickel OJSC via MMC Finance 144A 6.625% 10/14/22		200,000	222,298
Rio Tinto Finance USA 3.75% 6/15/25		240,000	251,535

LVIP Delaware Foundation® Conservative Allocation Fund–22

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Metals & Mining (continued)
Southern Copper 5.875% 4/23/45	100,000	$94,650

		815,760

Multi-Utilities–0.66%
Ameren Illinois 9.75% 11/15/18	1,087,000	1,290,556
American Water Capital 3.40% 3/1/25	40,000	43,419
CenterPoint Energy 5.95% 2/1/17	10,000	10,250
CMS Energy 6.25% 2/1/20	215,000	247,705
Louisville Gas & Electric 4.375% 10/1/45	50,000	57,566
Puget Energy 6.00% 9/1/21	130,000	151,469
WEC Energy Group 3.55% 6/15/25	70,000	75,254

		1,876,219

Oil, Gas & Consumable Fuels–1.68%
Chevron 2.954% 5/16/26	195,000	201,776
CNOOC Finance 2015 Australia 2.625% 5/5/20	200,000	202,210
ConocoPhillips 4.95% 3/15/26	140,000	159,053
Ecopetrol
5.875% 9/18/23	150,000	154,875
5.875% 5/28/45	80,000	69,920
Energy Transfer Partners
4.75% 1/15/26	75,000	77,275
9.70% 3/15/19	238,000	269,622
EnLink Midstream Partners 2.70% 4/1/19	100,000	97,256
Enterprise Products Operating
3.95% 2/15/27	200,000	212,578
•7.034% 1/15/68	40,000	42,160
Murphy Oil USA 6.00% 8/15/23	285,000	296,400
Noble Energy 5.05% 11/15/44	150,000	151,619
#Pertamina Persero 144A 5.625% 5/20/43	200,000	194,739
Petrobras Global Finance
4.875% 3/17/20	70,000	65,800
6.25% 3/17/24	45,000	40,050
7.875% 3/15/19	85,000	87,975
8.375% 5/23/21	90,000	93,105
8.75% 5/23/26	15,000	15,113
Petroleos Mexicanos
#144A 6.375% 2/4/21	10,000	10,898
6.625% 6/15/35	170,000	176,120
#144A 6.875% 8/4/26	10,000	11,205
#Petronas Global Sukuk 144A 2.707% 3/18/20	220,000	222,883
Plains All American Pipeline 8.75% 5/1/19	435,000	497,568

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Regency Energy Partners 5.875% 3/1/22	160,000	$171,341
Shell International Finance
2.875% 5/10/26	75,000	76,296
4.00% 5/10/46	105,000	107,371
Williams Partners 7.25% 2/1/17	340,000	350,219
#Woodside Finance 144A 8.75% 3/1/19	380,000	438,032
YPF
#144A 8.50% 3/23/21	50,000	53,500
#144A 8.75% 4/4/24	85,000	91,587
#•144A 31.35% 7/7/20	125,000	125,000

		4,763,546

Paper & Forest Products–0.36%
Georgia-Pacific 8.00% 1/15/24	520,000	695,714
International Paper 5.15% 5/15/46	190,000	205,768
#Suzano Trading 144A 5.875% 1/23/21	120,000	125,550

		1,027,032

Pharmaceuticals–0.49%
AbbVie
3.20% 5/14/26	135,000	137,034
4.30% 5/14/36	110,000	112,563
4.45% 5/14/46	165,000	168,005
AstraZeneca 3.375% 11/16/25	245,000	257,154
#Mallinckrodt International Finance 144A 5.50% 4/15/25	215,000	192,881
Mylan
#144A 3.15% 6/15/21	45,000	45,697
#144A 3.95% 6/15/26	470,000	476,607

		1,389,941

Real Estate Investment Trusts–1.35%
Alexandria Real Estate Equities 3.95% 1/15/27	60,000	61,975
American Tower
2.80% 6/1/20	35,000	35,849
4.00% 6/1/25	220,000	234,392
4.40% 2/15/26	30,000	32,634
#American Tower Trust I 144A 3.07% 3/15/23	245,000	252,134
AvalonBay Communities 2.95% 5/11/26	255,000	256,543
Corporate Office Properties
3.60% 5/15/23	175,000	170,379
5.25% 2/15/24	180,000	192,489
Crown Castle International 5.25% 1/15/23	165,000	185,759
DDR
7.50% 4/1/17	110,000	114,691

LVIP Delaware Foundation® Conservative Allocation Fund–23

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
DDR (continued)
7.875% 9/1/20	190,000	$229,660
Education Realty Operating Partnership 4.60% 12/1/24	185,000	190,226
Equinix 5.375% 4/1/23	192,000	199,200
GEO Group
5.125% 4/1/23	120,000	117,600
5.875% 10/15/24	150,000	152,625
Hospitality Properties Trust 4.50% 3/15/25	180,000	181,262
Host Hotels & Resorts
3.75% 10/15/23	45,000	45,398
4.50% 2/1/26	150,000	158,464
Kimco Realty 3.40% 11/1/22	35,000	36,738
#PLA Administradora Industrial S de RL 144A 5.25% 11/10/22	200,000	203,250
Regency Centers 5.875% 6/15/17	128,000	133,070
Simon Property Group 2.50% 7/15/21	65,000	67,013
Sovran Acquisition 3.50% 7/1/26	130,000	131,446
#Trust F 144A 5.25% 1/30/26	200,000	204,500
UDR 4.00% 10/1/25	55,000	59,727
WP Carey 4.60% 4/1/24	160,000	164,421

		3,811,445

Road & Rail–0.17%
Burlington Northern Santa Fe 4.70% 9/1/45	270,000	318,305
Norfolk Southern 2.90% 6/15/26	170,000	175,286

		493,591

Software–0.40%
CDK Global 4.50% 10/15/24	135,000	134,329
Oracle
1.90% 9/15/21	60,000	60,264
2.40% 9/15/23	765,000	768,464
4.00% 7/15/46	180,000	181,948

		1,145,005

Specialty Retail–0.33%
Home Depot 3.00% 4/1/26	90,000	95,768
L Brands 6.75% 7/1/36	110,000	110,481
Lowe’s
2.50% 4/15/26	210,000	214,157
3.70% 4/15/46	270,000	278,359
Sally Holdings 5.75% 6/1/22	5,000	5,206
Starbucks 2.45% 6/15/26	110,000	111,852
Target 3.625% 4/15/46	105,000	107,528

		923,351

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Technology Hardware, Storage & Peripherals–0.15%
#Samsung Electronics America 144A 1.75% 4/10/17	415,000	$416,148

		416,148

Textiles, Apparel & Luxury Goods–0.17%
#Hanesbrands 144A 4.875% 5/15/26	275,000	277,365
#INVISTA Finance 144A 4.25% 10/15/19	215,000	210,700

		488,065

Tobacco–0.24%
Reynolds American
4.00% 6/12/22	215,000	233,969
4.45% 6/12/25	405,000	454,401

		688,370

Trading Companies & Distributors–0.11%
#ERAC USA Finance 144A 3.30% 12/1/26	310,000	317,642

		317,642

Wireless Telecommunication Services–0.66%
#Crown Castle Towers 144A 4.883% 8/15/20	900,000	982,154
#Millicom International Cellular 144A 6.00% 3/15/25	200,000	195,750
#Ooredoo International Finance 144A 3.75% 6/22/26	200,000	202,750
Sprint Communications
#144A 7.00% 3/1/20	50,000	52,599
#144A 9.00% 11/15/18	235,000	251,156
T-Mobile USA 6.125% 1/15/22	185,000	194,713

		1,879,122

Total Corporate Bonds (Cost $77,087,375)		80,341,688

MUNICIPAL BONDS–0.71%
Bay Area Toll Authority Series S3 6.907% 10/1/50	185,000	297,040
California State Various Purposes 7.55% 4/1/39	120,000	189,812
Dallas, Texas Area Rapid Transit Series A 5.00% 12/1/46	160,000	197,403
New Jersey Turnpike Authority
Series A 7.102% 1/1/41	100,000	151,343
Series E 5.00% 1/1/45	150,000	179,400
Series F 7.414% 1/1/40	50,000	78,503
New York, New York
Series C 5.00% 8/1/26	70,000	90,679
Series C 5.00% 8/1/27	35,000	45,018
Oregon State Taxable Pension 5.892% 6/1/27	485,000	640,476

LVIP Delaware Foundation® Conservative Allocation Fund–24

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
South Carolina Public Service Authority Series D 4.77% 12/1/45	60,000	$69,342
Texas Water Development Board Series A 5.00% 10/15/45	50,000	61,687

Total Municipal Bonds (Cost $1,802,398)		2,000,703

NON-AGENCY ASSET-BACKED SECURITIES–3.43%
AEP Texas Central Transition Funding II Series 2006-A A4 5.17% 1/1/18	84,827	87,341
Ally Master Owner Trust
Series 2012-5 A 1.54% 9/15/19	255,000	255,801
Series 2014-4 A2 1.43% 6/17/19	280,000	280,659
•American Express Credit Account Secured Note Trust Series 2012-4 A 0.682% 5/15/20	550,000	550,275
#•Avery Point III CLO Series 2013-3A A 144A 2.033% 1/18/25	250,000	247,543
Avis Budget Rental Car Funding AESOP
#Series 2013-1A A 144A 1.92% 9/20/19	190,000	190,467
#Series 2014-1A A 144A 2.46% 7/20/20	240,000	243,390
BA Credit Card Trust
•Series 2014-A2 A 0.712% 9/16/19	120,000	120,114
•Series 2014-A3 A 0.732% 1/15/20	155,000	155,231
•Series 2015-A1 A 0.772% 6/15/20	550,000	550,635
#•Benefit Street Partners CLO IV Series 2014-IVA A1A 144A 2.124% 7/20/26	500,000	496,863
Capital One Multi-Asset Execution Trust
•Series 2007-A5 A5 0.482% 7/15/20	235,000	234,259
•Series 2016-A1 A1 0.90% 2/15/22	275,000	275,475
#•Carlyle Global Market Strategies CLO Series 2014-2A A 144A 2.096% 5/15/25	250,000	248,795
#•Cedar Funding III CLO 144A 2.166% 5/20/26	250,000	249,463
#•Cent CLO 21 Series 2014-21A A1B 144A 2.024% 7/27/26	250,000	245,929
Chase Issuance Trust
•Series 2014-A5 A5 0.812% 4/15/21	200,000	199,727

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Chase Issuance Trust (continued)
•Series 2016-A1 A 0.852% 5/17/21	155,000	$155,045
#•Chesapeake Funding Series 2012-2A A 144A 0.92% 5/7/24	1,432	1,432
#CIT Equipment Collateral Series 2014-VT1 A2 144A 0.86% 5/22/17	27,027	27,000
Citibank Credit Card Issuance Trust
Series 2014-A6 A6 2.15% 7/15/21	240,000	246,794
•Series 2014-A9 A9 0.701% 11/23/18	130,000	130,032
•CNH Equipment Trust Series 2016-B A2B 1.05% 10/15/19	135,000	134,830
Discover Card Execution Note Trust
•Series 2013-A1 A1 0.742% 8/17/20	200,000	200,224
•Series 2014-A1 A1 0.872% 7/15/21	200,000	200,460
Series 2015-A3 A 1.45% 3/15/21	165,000	166,718
#FirstKey Lending Trust Series 2015-SFR1 A 144A 2.553% 3/9/47	97,320	97,981
Ford Credit Auto Lease Trust Series 2015-A A3 1.13% 6/15/18	135,000	135,138
#Ford Credit Auto Owner Trust Series 2016-2 A 144A 2.03% 12/15/27	180,000	180,946
•GE Dealer Floorplan Master Note Trust Series 2014-2 A 0.898% 10/20/19	200,000	199,721
#•Golden Credit Card Trust Series 2014-2A A 144A 0.892% 3/15/21	100,000	99,417
#Great America Leasing Receivables Series 2013-1 B 144A 1.44% 5/15/18	100,000	99,859
#HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44	246,075	217,727
Honda Auto Receivables Owner Trust Series 2015-3 A3 1.27% 4/18/19	125,000	125,526
#•Magnetite IX Series 2014-9A A1 144A 2.058% 7/25/26	485,000	484,270
•Mercedes-Benz Auto Lease Trust Series 2016-A A2B 1.002% 7/16/18	110,000	109,959
#•Mercedes-Benz Master Owner Trust Series 2016-AA A 144A 1.022% 5/15/20	135,000	135,202

LVIP Delaware Foundation® Conservative Allocation Fund–25

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
#•Neuberger Berman CLO XIX Series 2015-19A A1 144A 2.048% 7/15/27	250,000	$248,562
#•Neuberger Berman CLO XVII Series 2014-17A A 144A 2.107% 8/4/25	250,000	249,195
•Nissan Auto Lease Trust Series 2015-B A2B 0.972% 12/15/17	123,580	123,755
#•Penarth Master Issuer Series 2015-1A A1 144A 0.848% 3/18/19	150,000	149,444
#•PFS Financing Series 2015-AA A 144A 1.062% 4/15/20	100,000	99,032
#Porsche Innovative Lease Owner Trust Series 2015-1 A3 144A 1.19% 7/23/18	140,000	140,147
#•Shackleton V CLO Series 2014-5A A 144A 2.132% 5/7/26	250,000	247,957
Synchrony Credit Card Master Note Trust
Series 2012-6 A 1.36% 8/17/20	155,000	155,393
Series 2015-2 A 1.60% 4/15/21	135,000	135,547
#Volkswagen Credit Auto Master Trust Series 2014-1A A2 144A 1.40% 7/22/19	405,000	402,576

Total Non-Agency Asset-Backed Securities (Cost $9,768,569)		9,731,856

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.93%
Bank of America Alternative Loan Trust Series 2005-6 7A1 5.50% 7/25/20	6,831	6,684
fCiticorp Residential Mortgage Securities Series 2006-3 A5 5.908% 11/25/36	400,000	396,026
Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35	90,264	89,761
JPMorgan Mortgage Trust
Series 2006-S1 1A1 6.00% 4/25/36	108,287	110,758
#•Series 2014-2 B1 144A 3.426% 6/25/29	85,204	85,316
#•Series 2014-2 B2 144A 3.426% 6/25/29	85,204	83,065
#•Series 2014-IVR6 2A4 144A 2.50% 7/25/44	100,000	100,960
#•Series 2015-1 B1 144A 2.663% 12/25/44	197,852	195,517
#•Series 2015-4 B1 144A 3.634% 6/25/45	98,003	95,405
#•Series 2015-4 B2 144A 3.634% 6/25/45	98,003	93,463

	Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
JPMorgan Mortgage Trust (continued)
#•Series 2015-5 B2 144A 2.901% 5/25/45	98,782	$92,475
#•Series 2015-6 B1 144A 3.645% 10/25/45	98,287	100,320
#•Series 2015-6 B2 144A 3.645% 10/25/45	98,287	98,434
#•New Residential Mortgage Loan Trust Series 2015-2A A1 144A 3.75% 8/25/55	135,389	141,728
Sequoia Mortgage Trust
#•Series 2013-11 B1 144A 3.668% 9/25/43	93,849	93,313
#•Series 2014-2 A4 144A 3.50% 7/25/44	97,440	100,180
#•Series 2015-1 B2 144A 3.887% 1/25/45	67,776	68,198
¿Structured Asset Securities Corporation Mortgage Pass Through Certificates Series 2004-20 2A1 5.50% 11/25/34	55,614	56,524
Towd Point Mortgage Trust
#•Series 2015-5 A1B 144A 2.75% 5/25/55	129,406	131,013
#•Series 2015-6 A1B 144A 2.75% 4/25/55	132,011	133,739
#•Series 2016-1 A1B 144A 2.75% 2/25/55	97,458	98,744
#•Series 2016-2 A1 144A 3.00% 8/25/55	98,263	100,356
Wells Fargo Mortgage Backed Securities Trust Series 2006-2 3A1 5.75% 3/25/36	59,028	59,843
#•WinWater Mortgage Loan Trust Series 2015-3 B1 144A 3.914% 3/20/45	97,536	101,457

Total Non-Agency Collateralized Mortgage Obligations (Cost $2,558,591)		2,633,279

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–3.30%
•Banc of America Commercial Mortgage Trust Series 2007-4 AM 6.00% 2/10/51	130,000	135,457
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PWR18 A4 5.70% 6/11/50	97,249	100,471

LVIP Delaware Foundation® Conservative Allocation Fund–26

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust
•Series 2007-C6 AM 5.901% 12/10/49	100,000	$100,356
Series 2014-GC25 A4 3.635% 10/10/47	195,000	211,802
Series 2015-GC27 A5 3.137% 2/10/48	215,000	225,620
Series 2016-P3 A4 3.329% 4/15/49	145,000	154,744
COMM Mortgage Trust
#Series 2013-CR6 AM 144A 3.147% 3/10/46	145,000	151,102
Series 2014-CR16 A4 4.051% 4/10/47	145,000	162,488
Series 2014-CR19 A5 3.796% 8/10/47	235,000	258,606
Series 2014-CR20 A4 3.59% 11/10/47	80,000	86,999
Series 2014-CR20 AM 3.938% 11/10/47	340,000	370,236
#Series 2015-3BP A 144A 3.178% 2/10/35	400,000	421,331
Series 2015-CR23 A4 3.497% 5/10/48	80,000	86,070
Commercial Mortgage Trust Series 2007-GG9 AM 5.475% 3/10/39	85,000	86,423
DB-JPM Series 2016-C1 A4 3.276% 5/10/49	170,000	181,035
DB-UBS Mortgage Trust
#Series 2011-LC1A A3 144A 5.002% 11/10/46	155,000	173,635
#•Series 2011-LC1A C 144A 5.883% 11/10/46	200,000	226,936
#GRACE Mortgage Trust Series 2014-GRCE A 144A 3.369% 6/10/28	1,190,000	1,270,398
GS Mortgage Securities Trust
Series 2014-GC24 A5 3.931% 9/10/47	235,000	260,439
Series 2015-GC32 A4 3.764% 7/10/48	105,000	115,619
Hilton USA Trust
#Series 2013-HLT AFX 144A 2.662% 11/5/30	100,000	100,427
#Series 2013-HLT BFX 144A 3.367% 11/5/30	440,000	442,156

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
#Houston Galleria Mall Trust Series 2015-HGLR A1A2 144A 3.087% 3/5/37	160,000	$166,203
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	340,000	373,428
JPM-DB Commercial Mortgage Securities Trust Series 2016-C2 A4 3.144% 6/15/49	275,000	289,152
JPMorgan Chase Commercial Mortgage Securities Trust
•Series 2005-CB11 E 5.675% 8/12/37	60,000	65,116
•Series 2005-LDP5 D 5.718% 12/15/44	105,000	104,650
Series 2006-LDP8 AM 5.44% 5/15/45	484,000	484,232
#•Series 2011-C5 C 144A 5.494% 8/15/46	100,000	108,730
Series 2013-LC11 B 3.499% 4/15/46	130,000	134,749
Series 2015-JP1 A5 3.914% 1/15/49	130,000	145,042
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	7,274	7,288
•Series 2006-C6 AJ 5.452% 9/15/39	210,000	209,126
Series 2006-C6 AM 5.413% 9/15/39	185,000	185,644
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.741% 8/15/47	135,000	147,944
Series 2015-C23 A4 3.719% 7/15/50	330,000	362,152
Series 2015-C26 A5 3.531% 10/15/48	190,000	205,503
Series 2016-C29 A4 3.325% 5/15/49	130,000	138,353
Morgan Stanley Capital I Trust
•Series 2005-HQ7 C 5.298% 11/14/42	11,071	11,056
•Series 2006-HQ10 B 5.448% 11/12/41	205,000	192,707

LVIP Delaware Foundation® Conservative Allocation Fund–27

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 A3 2.918% 10/15/45		100,000	$105,158
Series 2015-NXS3 A4 3.617% 9/15/57		250,000	271,507
WF-RBS Commercial Mortgage Trust Series 2012-C10 A3 2.875% 12/15/45		300,000	314,445

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $9,170,068)			9,344,535

ΔREGIONAL BONDS–0.46%
Argentina–0.16%
City of Buenos Aires Argentina #144A 7.50% 6/1/27		250,000	261,250
Provincia de Buenos Aires #144A 5.75% 6/15/19		175,000	177,486

			438,736

Australia–0.03%
New South Wales Treasury 4.00% 5/20/26	AUD	49,900	43,106
Queensland Treasury #144A 3.25% 7/21/26	AUD	63,000	50,144

			93,250

Canada–0.27%
Province of British Columbia Canada 2.25% 6/2/26		285,000	292,558
Province of Manitoba Canada 2.125% 6/22/26		145,000	144,337
Province of Ontario Canada 3.45% 6/2/45	CAD	37,000	32,623
Province of Quebec Canada
2.50% 4/20/26		175,000	180,301
6.00% 10/1/29	CAD	118,000	128,447

			778,266

Total Regional Bonds (Cost $1,297,771)			1,310,252

«SENIOR SECURED LOANS–1.58%
Activision Blizzard Tranche B 1st Lien 3.25% 10/11/20		75,863	76,153
Aramark Tranche E 3.25% 9/7/19		196,138	196,659
Avago Technologies Cayman Finance Tranche B 1st Lien 4.25% 2/1/23		179,550	179,985
Community Health Systems Tranche F 1st Lien 3.924% 12/31/18		91,326	90,698

		Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
FCA US Tranche B 1st Lien 3.50% 5/24/17		22,778	$22,794
First Data Tranche B 1st Lien 4.452% 3/24/21		953,637	952,413
HCA Tranche B6 1st Lien 3.71% 3/18/23		397,254	399,086
Hilton Worldwide Finance Tranche B2 3.50% 10/25/20		571,783	572,944
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18		114,923	114,797
Landry’s Tranche B 4.00% 4/24/18		163,501	163,722
Level 3 Financing Tranche B 1st Lien 4.00% 1/15/20		300,000	300,187
@Republic of Angola (Unsecured) 7.045% 12/16/23		375,000	341,250
Solera Holdings Tranche B 1st Lien 5.75% 3/3/23		159,600	159,749
Univision Communications Tranche C4 1st Lien 4.00% 3/1/20		716,176	713,233
USI Insurance Services Tranche B 1st Lien 4.25% 12/27/19		202,693	200,413

Total Senior Secured Loans (Cost $4,445,584)			4,484,083

ΔSOVEREIGN BONDS–1.79%
Argentina–0.05%
#Argentine Republic Government International Bond 144A 7.125% 7/6/36		150,000	150,000

			150,000

Australia–0.01%
Australia Government Bond 3.75% 4/21/37	AUD	41,000	36,354

			36,354

Brazil–0.13%
Brazil Notas do Tesouro Nacional
10.00% 1/1/17	BRL	313,000	95,710
10.00% 1/1/23	BRL	339,000	96,352
Brazilian Government International Bonds 4.875% 1/22/21		155,000	163,680

			355,742

Canada–0.01%
Canadian Government Bond 2.75% 12/1/48	CAD	26,000	25,258

			25,258

LVIP Delaware Foundation® Conservative Allocation Fund–28

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Dominican Republic–0.04%
#Dominican Republic International Bond 144A 6.875% 1/29/26		100,000	$110,600

			110,600

Guatemala–0.07%
#Guatemala Government Bond 144A 4.50% 5/3/26		200,000	203,750

			203,750

Hungary–0.08%
Hungary Government International Bond 5.75% 11/22/23		200,000	228,025

			228,025

Indonesia–0.17%
#Indonesia Government International Bond 144A 4.875% 5/5/21		200,000	217,648
Indonesia Treasury Bond 8.375% 9/15/26	IDR	3,390,000,000	272,180

			489,828

Japan–0.10%
#Japan Finance Organization For Municipalities 144A 2.125% 4/13/21		272,000	276,688

			276,688

Mexico–0.23%
Mexican Bonos 5.75% 3/5/26	MXN	11,964,400	650,214

			650,214

Mongolia–0.07%
#Mongolia Government International Bond 144A 10.875% 4/6/21		200,000	210,933

			210,933

New Zealand–0.03%
New Zealand Government Bond 4.50% 4/15/27	NZD	86,000	73,911

			73,911

Paraguay–0.08%
#Paraguay Government International Bond 144A 5.00% 4/15/26		200,000	211,500

			211,500

Poland–0.15%
Poland Government Bond 2.50% 7/25/26	PLN	1,487,000	364,384

	Principal Amount°		Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Poland (continued)
Poland Government Bond (continued)
3.25% 7/25/25	PLN	272,000	$71,337

			435,721

Portugal–0.01%
#Portugal Government International Bond 144A 5.125% 10/15/24		15,000	15,146

			15,146

Qatar–0.07%
#Qatar Government International Bond 144A 3.25% 6/2/26		200,000	204,425

			204,425

Republic of Korea–0.07%
Inflation Linked Korea Treasury Bond 1.125% 6/10/23	KRW	222,904,704	197,643

			197,643

Russia–0.05%
Russian Foreign Bond - Eurobond 7.85% 3/10/18	RUB	10,000,000	152,964

			152,964

Senegal–0.07%
#Senegal Government International Bond 144A 6.25% 7/30/24		200,000	191,500

			191,500

South Africa–0.03%
South Africa Government Bond 8.00% 1/31/30	ZAR	1,535,000	94,612

			94,612

Sri Lanka–0.07%
#Sri Lanka Government International Bond 144A 6.125% 6/3/25		200,000	187,828

			187,828

Ukraine–0.07%
#Ukraine Government International Bond 144A 7.75% 9/1/19		200,000	198,000

			198,000

United Kingdom–0.07%
United Kingdom Gilt
3.25% 1/22/44	GBP	49,900	88,702
3.50% 1/22/45	GBP	56,200	104,261

			192,963

LVIP Delaware Foundation® Conservative Allocation Fund–29

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Uruguay–0.06%
Uruguay Government International Bond 4.375% 10/27/27		162,000	$171,720

			171,720

Total Sovereign Bonds (Cost $5,009,415)			5,065,325

SUPRANATIONAL BANKS–0.42%
Asian Development Bank 0.50% 3/24/20	AUD	42,000	29,204
European Bank for Reconstruction & Development 7.375% 4/15/19	IDR	1,710,000,000	127,980
FMS Wertmanagement 1.375% 6/8/21		200,000	201,427
Inter-American Development Bank 6.00% 9/5/17	INR	13,100,000	192,244
International Bank for Reconstruction & Development
3.50% 1/22/21	NZD	794,000	583,271
4.625% 10/6/21	NZD	35,000	27,182
International Finance 3.625% 5/20/20	NZD	24,000	17,709

Total Supranational Banks (Cost $1,162,502)			1,179,017

U.S. TREASURY OBLIGATIONS–0.23%
U.S. Treasury Bonds 2.50% 5/15/46		90,000	93,790
U.S. Treasury Notes
1.125% 6/30/21		15,000	15,079
1.625% 5/15/26		155,000	156,901
2.25% 11/15/25		360,000	384,089

Total U.S. Treasury Obligations (Cost $640,447)			649,859

	Number of Shares

RIGHT–0.00%
†B2W Cia Digital exercise price BRL 10.00, expiration date 7/20/16		11,578	0

Total Right (Cost $0)			0

	Number of Contracts	Value (U.S. $)

OPTIONS PURCHASED–0.00%
Futures Call Options–0.00%
U.S. Treasury 10 yr Notes strike price $135, expiration date 7/22/16	92	$11,500

Total Options Purchased (Cost $21,938)		11,500

	Number of
	Shares

MONEY MARKET FUND–2.15%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	6,108,638	6,108,638

Total Money Market Fund (Cost $6,108,638)		6,108,638

	Principal
	Amount°

SHORT-TERM INVESTMENTS–6.14%
≠Certificates of Deposit–2.30%
Royal Bank of Canada
• 0.88% 10/14/16	6,500,000	6,504,621

		6,504,621

≠Discounted Commercial Paper–3.84%
BNP Paribas 0.28% 7/1/16	2,500,000	2,500,000
Cornell University
0.42% 7/21/16	3,390,000	3,389,254
0.44% 8/11/16	2,500,000	2,498,725
JPMorgan Securities 0.623% 7/22/16	2,500,000	2,499,395

		10,887,374

Total Short-Term Investments (Cost $17,387,052)		17,391,995

TOTAL VALUE OF SECURITIES–107.15% (Cost $273,684,704)	303,728,646
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(7.15%)	(20,266,532)

NET ASSETS APPLICABLE TO 19,960,530 SHARES OUTSTANDING–100.00%	$283,462,114

LVIP Delaware Foundation® Conservative Allocation Fund–30

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2016, the aggregate value of Rule 144A securities was $40,299,159, which represents 14.22% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

Δ	Securities have been classified by country of origin.

†	Non-income producing for the period.

•	Variable rate security. The rate shown is the rate as of June 30, 2016. Interest rates reset periodically.

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.

@	Illiquid security. At June 30, 2016, the aggregate value of illiquid securities was $6,040,820, which represents 2.13% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2016, the aggregate value of fair valued securities was $194,176, which represents 0.07% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

≠	The rate shown is the effective yield at the time of purchase.

«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2016.

×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2016.

LVIP Delaware Foundation® Conservative Allocation Fund–31

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2016:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	AUD	(213,108)	USD	157,736	7/29/16	$ (1,025)
BAML	CAD	(355,124)	USD	277,974	7/29/16	3,067
BAML	EUR	486,627	USD	(550,920)	7/29/16	(10,294)
BAML	JPY	6,973,144	USD	(65,638)	7/29/16	1,950
BAML	NZD	(445,597)	USD	314,827	7/29/16	(2,838)
BB	COP	804,353,312	USD	(269,356)	7/29/16	4,130
BB	EUR	(19,206)	USD	21,281	7/29/16	(55)
BB	IDR	1,312,908,300	USD	(98,198)	7/29/16	1,090
BNP	AUD	(67,114)	USD	49,601	7/29/16	(397)
BNP	INR	6,594,064	USD	(97,673)	7/29/16	(527)
BNP	NOK	(16,976)	USD	2,059	7/29/16	30
BNYM	AUD	7,829	USD	(5,841)	7/1/16	(3)
BNYM	BRL	307,834	USD	(94,436)	7/5/16	1,250
BNYM	CAD	32,364	USD	(25,039)	7/6/16	10
BNYM	CHF	21,148	USD	(21,717)	7/1/16	(60)
BNYM	DKK	71,756	USD	(10,747)	7/1/16	(40)
BNYM	EUR	234,590	USD	(261,155)	7/1/16	(808)
BNYM	GBP	167,066	USD	(224,975)	7/1/16	(2,567)
BNYM	HKD	200,357	USD	(25,828)	7/5/16	(2)
BNYM	JPY	(492,331)	USD	4,768	7/5/16	(1)
BNYM	SEK	161,049	USD	(19,051)	7/1/16	(16)
HSBC	GBP	17,990	USD	(25,689)	7/29/16	(1,734)
JPMC	KRW	(211,964,600)	USD	181,189	7/29/16	(2,571)
JPMC	PLN	(238,967)	USD	61,430	7/29/16	906
TD	EUR	(196,721)	USD	217,740	7/29/16	(810)
TD	JPY	(6,235,213)	USD	58,760	7/29/16	(1,675)
TD	NZD	(464,548)	USD	327,908	7/29/16	(3,267)

						$(16,257)

LVIP Delaware Foundation® Conservative Allocation Fund–32

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(22)	E-mini S&P 500 Index	$(2,240,884)	$(2,299,220)	9/19/16	$ (58,336)
(67)	U.S. Treasury 10 yr Notes	(8,795,814)	(8,909,953)	9/22/16	(114,139)
66	U.S. Treasury Long Bonds	10,872,504	11,374,688	9/22/16	502,184

					$ 329,709

Swap Contracts

CDS Contracts

Counterparty	Swap Referenced Obligation	Notional Value[2]	Annual Protection Payments (Receipts)	Termination Date	Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)
	Protection Sold:
HSBC	CDX.EM.25[3]	455,000	1.00%	6/20/21	$(39,824)	$5,464

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

2Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

3Markit’s CDX.EM Index is composed of fourteen sovereign issuers from the following regions: Latin America, Middle East, Eastern Europe, Africa and Asia.

Summary of Abbreviations:

ADR–American Depositary Receipt

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BB–Barclays Bank

BNP–BNP Paribas

BNYM–Bank of New York Mellon

BRL–Brazilian Real

CAD–Canadian Dollar

CDS–Credit Default Swap

CDX.EM–Credit Default Swap Index Emerging Markets

CHF–Swiss Franc

CLO–Collateralized Loan Obligation

COP–Colombian Peso

CVA–Dutch Certificate

DB–Deutsche Bank

DKK–Danish Krone

EAFE–Europe Australasia Far East

ETF–Exchange-Traded Fund

EUR–Euro

GBP–British Pound Sterling

GDR–Global Depositary Receipt

GE–General Electric

GNMA–Government National Mortgage Association

GS–Goldman Sachs

HKD–Hong Kong Dollar

HSBC–Hong Kong Shanghai Bank

IDR–Indonesian Rupiah

INR–Indian Rupee

IT–Information Technology

LVIP Delaware Foundation® Conservative Allocation Fund–33

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

Summary of Abbreviations: (continued)

JPM–JPMorgan

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

KRW–South Korean Won

LB–Lehman Brothers

MXN–Mexican Peso

NOK–Norwegian Krone

NVDR–Non-Voting Depositary Receipt

NZD–New Zealand Dollar

PLN–Polish Zloty

RBS–Royal Bank of Scotland

REIT–Real Estate Investment Trust

REMIC–Real Estate Mortgage Investment Conduit

RUB–Russian Ruble

SEK–Swedish Krona

S.F.–Single Family

TBA–To be announced

TD–Toronto Dominion Bank

UBS–Union Bank of Switzerland

USD–U.S. Dollar

WF–Wells Fargo

yr–Year

ZAR–South African Rand

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Conservative Allocation Fund–34

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Assets and Liabilities

June 30, 2016 (unaudited)

ASSETS:
Investments, at value	$303,717,146
Receivable for securities sold	37,244,590
Cash	2,984,859
Dividends and interest receivable	1,382,003
Foreign currencies, at value	350,076
Unrealized appreciation on futures contracts	329,709
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	12,452
Unrealized appreciation on foreign currency exchange contracts	12,433
Options purchased, at value	11,500
Receivable for fund shares sold	9,273
Unrealized appreciation on credit default swap contracts	5,464
Foreign currencies collateral held at broker for futures contracts, at value	137
Swap payments receivable	114
Other assets	11,551

TOTAL ASSETS	346,071,307

LIABILITIES:
Payable for securities purchased	61,942,717
Payable for fund shares redeemed	280,863
Due to manager and affiliates	166,457
Due to broker for futures contracts	92,666
Other accrued expenses payable	57,503
Upfront payment received on credit default swap contracts	39,824
Unrealized depreciation on foreign currency exchange contracts	28,690
Deferred capital gains taxes payable	473

TOTAL LIABILITIES	62,609,193

TOTAL NET ASSETS	$283,462,114

Investments, at cost	$273,662,766
Foreign currencies, at cost	350,784
Options purchased, at cost	21,938
Foreign currencies held at broker for futures contracts, at cost	137

Standard Class:
Net Assets	$240,328,217
Shares Outstanding	16,920,028
Net Asset Value Per Share	$14.204

Service Class:
Net Assets	$43,133,897
Shares Outstanding	3,040,502
Net Asset Value Per Share	$14.186

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$242,354,372
Undistributed net investment income	2,866,850
Accumulated net realized gain on investments	7,882,073
Net unrealized appreciation of investments and derivatives	30,358,819

TOTAL NET ASSETS	$283,462,114

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Conservative Allocation Fund—35

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Operations

Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME:
Interest	$2,769,587
Dividends	1,439,515
Foreign tax withheld	(62,709)

4,146,393

EXPENSES:
Management fees	1,056,841
Distribution fees-Service Class	53,512
Reports and statements to shareholders	52,470
Pricing fees	41,139
Professional fees	36,596
Accounting and administration expenses	35,459
Custodian fees	12,465
Trustees’ fees and expenses	3,752
Consulting fees	907
Other	1,780

1,294,921
Less management fees waived	(140,912)
Less expenses reimbursed	(71,838)

Total operating expenses	1,082,171

NET INVESTMENT INCOME	3,064,222

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	240,359
Foreign currencies	(45,303)
Foreign currency exchange contracts	(90,155)
Futures contracts	121,757
Options purchased	36,989
Options written	(49,590)
Swap contracts	211,497

Net realized gain	425,554

Net change in unrealized appreciation (depreciation) of:
Investments*	5,123,771
Foreign currencies	667
Foreign currency exchange contracts	(6,875)
Futures contracts	421,802
Options purchased	(10,438)
Swap contracts	(15,720)

Net change in unrealized appreciation (depreciation)	5,513,207

NET REALIZED AND UNREALIZED GAIN	5,938,761

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,002,983

*Includes $473 capital gains taxes accrued.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Conservative

Allocation Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,064,222	$7,244,289
Net realized gain	425,554	10,605,573
Net change in unrealized appreciation (depreciation)	5,513,207	(20,221,906)

Net increase (decrease) in net assets resulting from operations	9,002,983	(2,372,044)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(7,040,484)
Service Class	—	(1,135,665)
Net realized gain:
Standard Class	—	(10,397,401)
Service Class	—	(1,808,044)

	—	(20,381,594)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	4,634,784	4,982,720
Service Class	1,833,899	2,505,965
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	17,437,885
Service Class	—	2,943,709

	6,468,683	27,870,279

Cost of shares redeemed:
Standard Class	(19,300,415)	(39,051,463)
Service Class	(3,993,768)	(5,081,368)

	(23,294,183)	(44,132,831)

Decrease in net assets derived from capital share transactions	(16,825,500)	(16,262,552)

NET DECREASE IN NET ASSETS	(7,822,517)	(39,016,190)
NET ASSETS:
Beginning of period	291,284,631	330,300,821

End of period	$283,462,114	$291,284,631

Undistributed (distributions in excess of) net investment income	$2,866,850	$(197,372)

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Conservative Allocation Fund—36

LVIP Delaware Foundation® Conservative Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Foundation® Conservative Allocation Fund Standard Class
	Six Months Ended 6/30/16[1] (unaudited)	12/31/15	12/31/14	Year Ended 12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$ 13.751	$ 14.896	$ 15.257	$ 14.502	$ 13.436	$ 14.066

Income (loss) from investment operations:
Net investment income[2]	0.152	0.348	0.402	0.378	0.404	0.433
Net realized and unrealized gain (loss)	0.301	(0.491)	0.342	0.963	1.020	(0.132)
Total from investment operations	0.453	(0.143)	0.744	1.341	1.424	0.301

Less dividends and distributions from:
Net investment income	—	(0.402)	(0.411)	(0.329)	(0.358)	(0.931)
Net realized gain	—	(0.600)	(0.694)	(0.257)	—	—
Total dividends and distributions	—	(1.002)	(1.105)	(0.586)	(0.358)	(0.931)

Net asset value, end of period	$ 14.204	$ 13.751	$ 14.896	$ 15.257	$ 14.502	$ 13.436

Total return[3]	3.29%	(0.94% )	4.88%	9.34%	10.63%	2.23%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$240,328	$247,317	$283,263	$299,595	$304,270	$318,061
Ratio of expenses to average net assets	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.88%	0.88%	0.87%	0.88%	0.88%	0.88%
Ratio of net investment income to average net assets	2.21%	2.33%	2.58%	2.51%	2.85%	3.04%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.06%	2.18%	2.44%	2.36%	2.70%	2.89%
Portfolio turnover	100%	140%	142%	159%	142%	146%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Conservative Allocation Fund–37

LVIP Delaware Foundation® Conservative Allocation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Foundation® Conservative Allocation Fund Service Class
	Six Months Ended 6/30/16[1] (unaudited)	12/31/15	12/31/14	Year Ended 12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$13.751	$14.895	$15.257	$14.503	$13.438	$14.067

Income (loss) from investment operations:
Net investment income[2]	0.134	0.310	0.362	0.340	0.369	0.397
Net realized and unrealized gain (loss)	0.301	(0.489)	0.342	0.962	1.018	(0.131)
Total from investment operations	0.435	(0.179)	0.704	1.302	1.387	0.266

Less dividends and distributions from:
Net investment income	—	(0.365)	(0.372)	(0.291)	(0.322)	(0.895)
Net realized gain	—	(0.600)	(0.694)	(0.257)	—	—
Total dividends and distributions	—	(0.965)	(1.066)	(0.548)	(0.322)	(0.895)

Net asset value, end of period	$14.186	$13.751	$14.895	$15.257	$14.503	$13.438

Total return[3]	3.17%	(1.18% )	4.61%	9.07%	10.36%	1.98%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$43,134	$43,968	$47,038	$47,560	$47,088	$44,849
Ratio of expenses to average net assets	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.13%	1.13%	1.12%	1.13%	1.13%	1.13%
Ratio of net investment income to average net assets	1.96%	2.08%	2.33%	2.26%	2.60%	2.79%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.81%	1.93%	2.19%	2.11%	2.45%	2.64%
Portfolio turnover	100%	140%	142%	159%	142%	146%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Conservative Allocation Fund–38

LVIP Delaware Foundation® Conservative Allocation Fund

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Delaware Foundation® Conservative Allocation Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek a combination of current income and preservation of capital with capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities and exchange-traded funds (“ETFs”), except those traded on the Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value. U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities and credit default swap (“CDS”) contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sales price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2016 and for all open tax years (years ended December 31, 2012–December 31, 2015), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2016, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period

LVIP Delaware Foundation® Conservative Allocation Fund—39

LVIP Delaware Foundation® Conservative Allocation Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in the foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Withholding taxes are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of the distributions by the issuer or management estimate. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $408 for the six months ended June 30, 2016. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2016.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the average daily net assets of the Fund. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.10% of the Fund’s average daily net assets. This agreement will continue through at least April 30, 2017, and cannot be terminated before that date without the mutual agreement of the Trust’s Board and LIAC.

LIAC has contractually agreed to waive its fees and/or reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.73% of the Fund’s average daily net assets for the Standard Class (and 0.98% for the Service Class). This agreement will continue through at least April 30, 2017, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Delaware Investments Fund Advisers (“DIFA”), a series of Delaware Management Business Trust, and Jackson Square Partners, LLP (“JSP”), are responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays DIFA and JSP a fee based on the Fund’s average daily net assets.

LVIP Delaware Foundation® Conservative Allocation Fund—40

LVIP Delaware Foundation® Conservative Allocation Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2016, costs for these administrative and legal services were as follows:

Administrative	$7,471
Legal	2,057

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $43,910 for the six months ended June 30, 2016.

The Fund offers Standard Class and Service Class shares. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual distribution and/or service fee (“12b-1 Fee”) at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the 12b-1 Fee is limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2016, the Fund had receivables from and liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$12,452
Management fees payable to LIAC	150,981
Distribution fees payable to LFD	8,903
Printing and mailing fees payable to Lincoln Life	6,573

The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2016, the Fund engaged in securities purchases of $3,277 and securities sales of $179,151.

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$226,132,715
Purchases of U.S. government securities	57,788,860
Sales other than U.S. government securities	214,234,056
Sales of U.S. government securities	75,382,104

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$273,684,704

Aggregate unrealized appreciation	$39,023,943
Aggregate unrealized depreciation	(8,980,001)

Net unrealized appreciation	$30,043,942

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the

LVIP Delaware Foundation® Conservative Allocation Fund—41

LVIP Delaware Foundation® Conservative Allocation Fund

Notes to Financial Statements (continued)

3. Investments (continued)

asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stock
U.S. Markets
Aerospace & Defense	$1,796,268	$—	$—	$1,796,268
Air Freight & Logistics	75,891	—	—	75,891
Auto Components	723,142	—	—	723,142
Automobiles	109,987	—	—	109,987
Banks	2,155,657	276,287	—	2,431,944
Beverages	121,831	—	—	121,831
Biotechnology	2,639,240	—	—	2,639,240
Building Products	241,148	—	—	241,148
Capital Markets	1,127,363	—	—	1,127,363
Chemicals	1,084,875	—	—	1,084,875
Commercial Services & Supplies	984,146	—	—	984,146
Communications Equipment	842,844	—	—	842,844
Construction & Engineering	193,493	—	—	193,493
Consumer Finance	117,493	—	—	117,493
Containers & Packaging	84,076	—	—	84,076
Diversified Financial Services	656,537	—	—	656,537
Diversified Telecommunication Services	1,579,945	—	—	1,579,945
Electric Utilities	559,224	—	—	559,224
Electrical Equipment	83,622	—	—	83,622
Electronic Equipment, Instruments & Components	61,272	—	—	61,272
Energy Equipment & Services	750,955	—	—	750,955
Food & Staples Retailing	1,584,544	—	—	1,584,544
Food Products	1,802,375	—	—	1,802,375
Gas Utilities	148,895	—	—	148,895
Health Care Equipment & Supplies	812,735	71,639	—	884,374
Health Care Providers & Services	1,775,510	561,729	—	2,337,239
Health Care Technology	9,662	—	—	9,662
Hotels, Restaurants & Leisure	613,362	—	—	613,362
Household Durables	60,033	—	—	60,033
Household Products	307,466	—	—	307,466
Industrial Conglomerates	324,244	—	—	324,244
Insurance	1,747,152	173,935	—	1,921,087

LVIP Delaware Foundation® Conservative Allocation Fund—42

LVIP Delaware Foundation® Conservative Allocation Fund

Notes to Financial Statements (continued)

3. Investments (continued)

	Level 1	Level 2	Level 3	Total
Internet & Catalog Retail	$1,438,715	$—	$—	$1,438,715
Internet Software & Services	3,138,255	62,516	—	3,200,771
IT Services	2,803,426	444,132	—	3,247,558
Leisure Products	—	58,105	—	58,105
Life Sciences Tools & Services	173,431	—	—	173,431
Machinery	322,280	294,987	—	617,267
Media	1,352,502	—	—	1,352,502
Metals & Mining	245,909	—	—	245,909
Multi-Utilities	135,601	—	—	135,601
Oil, Gas & Consumable Fuels	2,756,039	—	—	2,756,039
Paper & Forest Products	188,170	—	—	188,170
Pharmaceuticals	3,315,825	—	—	3,315,825
Professional Services	800,093	—	—	800,093
Real Estate Investment Trusts	6,727,343	—	—	6,727,343
Road & Rail	268,566	—	—	268,566
Semiconductors & Semiconductor Equipment	2,391,631	—	—	2,391,631
Software	2,999,870	538,707	—	3,538,577
Specialty Retail	1,352,881	—	—	1,352,881
Technology Hardware, Storage & Peripherals	394,828	—	—	394,828
Textiles, Apparel & Luxury Goods	263,976	—	—	263,976
Thrifts & Mortgage Finance	53,757	—	—	53,757
Trading Companies & Distributors	116,461	—	—	116,461
Developed Markets
Aerospace & Defense	—	316,190	—	316,190
Air Freight & Logistics	—	515,867	—	515,867
Auto Components	—	551,461	—	551,461
Automobiles	—	948,547	—	948,547
Banks	—	2,009,508	—	2,009,508
Beverages	—	775,804	—	775,804
Biotechnology	—	189,857	—	189,857
Construction & Engineering	—	651,050	—	651,050
Diversified Telecommunication Services	—	857,333	—	857,333
Food & Staples Retailing	—	287,442	—	287,442
Food Products	—	330,127	—	330,127
Household Durables	—	465,624	—	465,624
Industrial Conglomerates	—	444,395	—	444,395
Insurance	—	429,105	—	429,105
IT Services	596,296	—	—	596,296
Life Sciences Tools & Services	99,414	—	—	99,414
Machinery	—	122,290	—	122,290
Media	61,207	182,175	—	243,382
Metals & Mining	329,240	264,128	—	593,368
Multi-Utilities	—	265,711	—	265,711
Oil, Gas & Consumable Fuels	305,151	399,186	—	704,337
Pharmaceuticals	1,052,199	1,768,022	—	2,820,221
Professional Services	—	722,003	—	722,003
Road & Rail	—	562,249	—	562,249
Software	—	303,239	—	303,239
Specialty Retail	—	388,837	—	388,837
Textiles, Apparel & Luxury Goods	—	941,827	—	941,827
Tobacco	—	632,745	—	632,745
Trading Companies & Distributors	—	741,188	—	741,188
Wireless Telecommunication Services	—	369,005	—	369,005
Emerging Markets
Airlines	26,274	—	—	26,274
Automobiles	—	216,865	—	216,865

LVIP Delaware Foundation® Conservative Allocation Fund—43

LVIP Delaware Foundation® Conservative Allocation Fund

Notes to Financial Statements (continued)

3. Investments (continued)

	Level 1	Level 2	Level 3	Total
Banks	$617,223	$710,164	$—	$1,327,387
Beverages	379,070	174,560	—	553,630
Building Products	—	189,924	—	189,924
Chemicals	159,516	—	—	159,516
Construction Materials	128,933	246,968	—	375,901
Diversified Financial Services	—	121,031	—	121,031
Diversified Telecommunication Services	239,146	59,987	—	299,133
Electronic Equipment, Instruments & Components	—	211,304	—	211,304
Food & Staples Retailing	181,126	—	—	181,126
Food Products	108,668	521,379	—	630,047
Hotels, Restaurants & Leisure	—	51,039	—	51,039
Insurance	—	159,707	—	159,707
Internet & Catalog Retail	17,874	107,915	—	125,789
Internet Software & Services	966,442	545,555	—	1,511,997
IT Services	—	81,540	—	81,540
Media	268,160	—	—	268,160
Metals & Mining	41,998	14,363	—	56,361
Multiline Retail	—	90,558	—	90,558
Oil, Gas & Consumable Fuels	1,032,152	453,898	—	1,486,050
Paper & Forest Products	—	65,935	—	65,935
Personal Products	143,309	—	—	143,309
Real Estate Management & Development	—	63,924	—	63,924
Road & Rail	5,560	—	—	5,560
Semiconductors & Semiconductor Equipment	194,102	432,680	—	626,782
Technology Hardware, Storage & Peripherals	—	897,898	—	897,898
Transportation Infrastructure	22,390	—	—	22,390
Wireless Telecommunication Services	964,967	468,706	—	1,433,673
Convertible Preferred Stock	299,074	89,331	—	388,405
Exchange-Traded Funds	13,166,862	—	—	13,166,862
Preferred Stock	—	1,193,695	—	1,193,695
Agency Collateralized Mortgage Obligations	—	6,987,143	168,405	7,155,548
Agency Commercial Mortgage-Backed Securities	—	2,813,868	122,397	2,936,265
Agency Mortgage-Backed Securities	—	47,201,211	—	47,201,211
Convertible Bonds	—	2,276,115	—	2,276,115
Corporate Bonds	—	80,341,688	—	80,341,688
Municipal Bonds	—	2,000,703	—	2,000,703
Non-Agency Asset-Backed Securities	—	9,731,856	—	9,731,856
Non-Agency Collateralized Mortgage Obligations	—	2,633,279	—	2,633,279
Non-Agency Commercial Mortgage-Backed Securities	—	9,344,535	—	9,344,535
Regional Bonds	—	1,310,252	—	1,310,252
Senior Secured Loans	—	4,142,833	341,250	4,484,083
Sovereign Bonds	—	5,065,325	—	5,065,325
Supranational Banks	—	1,179,017	—	1,179,017
U.S. Treasury Obligations	—	649,859	—	649,859
Options Purchased	11,500	—	—	11,500
Right	—	—	—	—
Money Market Fund	6,108,638	—	—	6,108,638
Short-Term Investments	—	17,391,995	—	17,391,995

Total	$83,941,037	$219,155,557	$632,052	$303,728,646

LVIP Delaware Foundation® Conservative Allocation Fund—44

LVIP Delaware Foundation® Conservative Allocation Fund

Notes to Financial Statements (continued)

3. Investments (continued)

	Level 1	Level 2	Level 3	Total
Foreign Currency Exchange Contracts	$ —	$(16,257)	$—	$ (16,257)
Futures Contracts	$329,709	$ —	$—	$329,709
Swap Contracts	$ —	$ 5,464	$—	$ 5,464

As a result of utilizing international fair value pricing at June 30, 2016, a portion of the portfolio was categorized as Level 2.

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/16	Year Ended 12/31/15
Shares sold:
Standard Class	333,708	334,086
Service Class	132,800	168,987
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,250,522
Service Class	—	211,284

	466,508	1,964,879

Shares redeemed:
Standard Class	(1,399,358)	(2,615,384)
Service Class	(289,671)	(340,813)

	(1,689,029)	(2,956,197)

Net decrease	(1,222,521)	(991,318)

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it owns that are denominated in foreign currencies. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits

LVIP Delaware Foundation® Conservative Allocation Fund—45

LVIP Delaware Foundation® Conservative Allocation Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

U.S. or foreign cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

Options Contracts–During the six months ended June 30, 2016, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in options written for the six months ended June 30, 2016, for the Fund were as follows:

Call Options	Number of Contracts	Premiums
Options outstanding at December 31, 2015	—	$ —
Options written	(103,268)	(13,135)
Options expired	103,200	2,510
Options terminated in closing purchase transactions	68	10,625
Options outstanding at June 30, 2016	—	$ —

Put Options	Number of Contracts	Premiums
Options outstanding at December 31, 2015	—	$ —
Options written	(103,200)	(968)
Options expired	103,200	968
Options outstanding at June 30, 2016	—	$ —

Swap Contracts–The Fund enters into interest rate contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.

Credit Default Swaps-A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities, such as an index. In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.

LVIP Delaware Foundation® Conservative Allocation Fund—46

LVIP Delaware Foundation® Conservative Allocation Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

During the six months ended June 30, 2016, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as realized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to a central counterparty for centrally cleared CDS basket trades, as determined by the applicable central counterparty.

As disclosed in the footnotes to the Schedule of Investments, at June 30, 2016, the notional value of the protection sold was $455,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At June 30, 2016, the net unrealized appreciation of the protection sold was $5,464.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and for centrally cleared swaps, by trading these instruments through a central counterparty.

Swaps Generally-The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.

Fair values of derivative instruments as of June 30, 2016 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Currency contracts (Foreign currency exchange contracts)	Unrealized appreciation on foreign currency contracts	$ 12,433	Unrealized depreciation on foreign currency contracts	$ (28,690)
Equity contracts (Futures contracts)	Unrealized appreciation on futures contracts	—	Unrealized appreciation on futures contracts	(58,336)
Interest rate contracts (Futures contracts)	Unrealized appreciation on futures contracts	502,184	Unrealized appreciation on futures contracts	(114,139)
Interest rate contracts (Options purchased) .	Options purchased, at value	11,500	Options purchased, at value	—
Credit contracts (Swap contracts)	Unrealized appreciation on credit default swap contracts	5,464	Unrealized appreciation on credit default swap contracts	—
Total		$531,581		$(201,165)

LVIP Delaware Foundation® Conservative Allocation Fund—47

LVIP Delaware Foundation® Conservative Allocation Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Foreign currency exchange contracts) .	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$ (90,155)	$ (6,875)
Equity contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(7,227)	(36,068)
Interest rate contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	128,984	457,870
Currency contracts (Options contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	3,478	—
Interest rate contracts (Options contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	(53,068)	—
Interest rate contracts (Options contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	36,989	(10,438)
Credit and interest rate contracts (Swap contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	211,497	(15,720)
Total		$230,498	$388,769

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2016. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2016.

	Asset Derivative Volume		Liability Derivative Volume
Forward foreign currency contracts (average cost)	USD	974,701	USD	1,593,311
Futures contracts (average notional value)	USD	8,153,472	USD	4,793,523
Options contracts (average notional value)	USD	7,127	USD	340
CDS contracts (average notional value)*	EUR	515,520	USD	—
	USD	2,469,724	USD	316,680
Interest rate swap contracts (average notional value)	USD	2,871,680	USD	—
*Asset represents buying protection and liability represents selling protection.

LVIP Delaware Foundation® Conservative Allocation Fund—48

LVIP Delaware Foundation® Conservative Allocation Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Schedule of Investments.

At June 30, 2016, the Fund has the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of America Merrill Lynch	$ 5,017	$ (14,157)	$ (9,140)
BNP Paribas	30	(924)	(894)
Hong Kong Shanghai Bank	5,464	(1,734)	3,730
JPMorgan Chase Bank	503,090	(175,046)	328,044
Toronto Dominion Bank	—	(5,752)	(5,752)
Total	$513,601	$(197,613)	$315,988

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Amount[a]
Bank of America Merrill Lynch	$ (9,140)	$—	$—	$—	$ —	$(9,140)
BNP Paribas	(894)	—	—	—	—	(894)
Hong Kong Shanghai Bank	3,730	—	—	—	—	3,730
JPMorgan Chase Bank	328,044	—	—	—	(301,000)	27,044
Toronto Dominion Bank	(5,752)	—	—	—	—	(5,752)
Total	$315,988	$—	$—	$—	$(301,000)	$14,988

aNet amount represents the receivable/(payable) that would be due from/(to) the counterparty in an event of default

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been

LVIP Delaware Foundation® Conservative Allocation Fund—49

LVIP Delaware Foundation® Conservative Allocation Fund

Notes to Financial Statements (continued)

6. Credit and Market Risk (continued)

paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2016. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Delaware Foundation® Conservative Allocation Fund—50

LVIP Delaware Foundation® Moderate Allocation Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2016

LVIP Delaware Foundation® Moderate Allocation Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Foundation® Moderate Allocation Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2016 to June 30, 2016

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners, are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) Fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers and reimbursements in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*
Actual
Standard Class Shares	$1,000.00	$1,023.40	0.73%	$3.67
Service Class Shares	1,000.00	1,022.10	0.98%	4.93
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.23	0.73%	$3.67
Service Class Shares	1,000.00	1,019.99	0.98%	4.92

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Delaware Foundation® Moderate Allocation Fund–1

LVIP Delaware Foundation® Moderate Allocation Fund

Security Type/Sector Allocation, Top 10 Equity Holdings and Geography Allocation (unaudited)

As of June 30, 2016

Sector and geographical designations may be different than those presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets

Common Stock	46.59%
U.S. Markets	31.02%
Aerospace & Defense	0.93%
Air Freight & Logistics	0.04%
Auto Components	0.36%
Automobiles	0.06%
Banks	1.28%
Beverages	0.06%
Biotechnology	1.40%
Building Products	0.13%
Capital Markets	0.60%
Chemicals	0.57%
Commercial Services & Supplies	0.52%
Communications Equipment	0.47%
Construction & Engineering	0.10%
Consumer Finance	0.06%
Containers & Packaging	0.04%
Diversified Financial Services	0.35%
Diversified Telecommunication Services	0.83%
Electric Utilities	0.29%
Electrical Equipment	0.05%
Electronic Equipment, Instruments & Components	0.03%
Energy Equipment & Services	0.39%
Food & Staples Retailing	0.85%
Food Products	0.98%
Gas Utilities	0.08%
Health Care Equipment & Supplies	0.47%
Health Care Providers & Services	1.23%
Health Care Technology	0.01%
Hotels, Restaurants & Leisure	0.32%
Household Durables	0.03%
Household Products	0.16%
Industrial Conglomerates	0.17%
Insurance	1.01%
Internet & Catalog Retail	0.74%
Internet Software & Services	1.68%
IT Services	1.72%
Leisure Products	0.03%
Life Sciences Tools & Services	0.09%
Machinery	0.33%
Media	0.71%
Metals & Mining	0.13%
Multi-Utilities	0.07%
Oil, Gas & Consumable Fuels	1.47%
Paper & Forest Products	0.10%
Pharmaceuticals	1.75%
Professional Services	0.42%
Real Estate Investment Trusts	3.49%
Road & Rail	0.14%

Security Type/Sector	Percentage of Net Assets

Semiconductors & Semiconductor Equipment	1.25%
Software	1.87%
Specialty Retail	0.72%
Technology Hardware, Storage & Peripherals	0.20%
Textiles, Apparel & Luxury Goods	0.15%
Thrifts & Mortgage Finance	0.03%
Trading Companies & Distributors	0.06%
Developed Markets	9.58%
Aerospace & Defense	0.16%
Air Freight & Logistics	0.27%
Auto Components	0.28%
Automobiles	0.49%
Banks	1.02%
Beverages	0.40%
Biotechnology	0.10%
Construction & Engineering	0.32%
Diversified Telecommunication Services	0.44%
Food & Staples Retailing	0.15%
Food Products	0.17%
Household Durables	0.24%
Industrial Conglomerates	0.22%
Insurance	0.22%
IT Services	0.30%
Life Sciences Tools & Services	0.05%
Machinery	0.07%
Media	0.12%
Metals & Mining	0.30%
Multi-Utilities	0.13%
Oil, Gas & Consumable Fuels	0.36%
Pharmaceuticals	1.43%
Professional Services	0.36%
Road & Rail	0.29%
Software	0.15%
Specialty Retail	0.20%
Textiles, Apparel & Luxury Goods	0.48%
Tobacco	0.32%
Trading Companies & Distributors	0.35%
Wireless Telecommunication Services	0.19%
Emerging Markets	5.99%
Airlines	0.01%
Automobiles	0.11%
Banks	0.73%
Beverages	0.28%
Building Products	0.10%
Chemicals	0.09%
Construction Materials	0.18%
Diversified Financial Services	0.06%
Diversified Telecommunication Services	0.16%
Electronic Equipment, Instruments & Components	0.11%

LVIP Delaware Foundation® Moderate Allocation Fund–2

LVIP Delaware Foundation® Moderate Allocation Fund

Security Type/Sector Allocation, Top 10 Equity Holdings and Geography Allocation (continued)

Security Type/Sector	Percentage of Net Assets

Food & Staples Retailing	0.09%
Food Products	0.34%
Hotels, Restaurants & Leisure	0.03%
Insurance	0.08%
Internet & Catalog Retail	0.07%
Internet Software & Services	0.78%
IT Services	0.04%
Media	0.13%
Metals & Mining	0.03%
Multiline Retail	0.05%
Oil, Gas & Consumable Fuels	0.80%
Paper & Forest Products	0.04%
Personal Products	0.08%
Real Estate Management & Development	0.03%
Road & Rail	0.00%
Semiconductors & Semiconductor Equipment	0.28%
Technology Hardware, Storage & Peripherals	0.48%
Wireless Telecommunication Services	0.81%
Convertible Preferred Stock	0.10%

Exchange-Traded Funds	7.16%

Preferred Stock	0.28%

Agency Asset-Backed Security	0.00%

Agency Collateralized Mortgage Obligations	1.14%

Agency Commercial Mortgage-Backed Securities	0.67%

Agency Mortgage-Backed Securities	12.95%

Convertible Bonds	0.47%

Corporate Bonds	17.86%
Aerospace & Defense	0.03%
Air Freight & Logistics	0.08%
Airlines	0.17%
Auto Components	0.13%
Automobiles	0.30%
Banks	2.04%
Beverages	0.35%
Biotechnology	0.14%
Building Products	0.08%
Capital Markets	0.58%
Chemicals	0.34%
Commercial Services & Supplies	0.51%
Computers & Peripherals	0.07%
Construction & Engineering	0.04%
Consumer Finance	0.27%
Containers & Packaging	0.08%
Diversified Financial Services	0.66%
Diversified Telecommunication Services	0.47%
Electric Utilities	2.16%
Electronic Equipment, Instruments & Components	0.10%
Food & Staples Retailing	0.55%
Food Products	0.22%

Security Type/Sector	Percentage of Net Assets

Gas Utilities	0.13%
Health Care Equipment & Supplies	0.44%
Health Care Providers & Services	0.48%
Hotels, Restaurants & Leisure	0.19%
Household Products	0.03%
Independent Power & Renewable Electricity Producers	0.06%
Insurance	0.74%
Internet Software & Services	0.03%
IT Services	0.31%
Machinery	0.08%
Media	1.20%
Metals & Mining	0.09%
Multi-Utilities	0.41%
Oil, Gas & Consumable Fuels	0.99%
Paper & Forest Products	0.30%
Pharmaceuticals	0.45%
Real Estate Investment Trusts	1.01%
Road & Rail	0.12%
Software	0.52%
Specialty Retail	0.23%
Textiles, Apparel & Luxury Goods	0.11%
Tobacco	0.23%
Wireless Telecommunication Services	0.34%
Municipal Bonds	0.41%

Non-Agency Asset-Backed Securities	1.60%

Non-Agency Collateralized Mortgage Obligations	0.12%

Non-Agency Commercial Mortgage-Backed Securities	2.02%

Regional Bonds	0.34%

Senior Secured Loans	1.21%

Sovereign Bonds	0.61%

Supranational Banks	0.24%

U.S. Treasury Obligations	3.22%

Right	0.00%

Options Purchased	0.00%

Money Market Fund	1.97%

Short-Term Investments	6.10%

Total Value of Securities	105.06%

Liabilities Net of Receivables and Other Assets	(5.06%)

Total Net Assets	100.00%

LVIP Delaware Foundation® Moderate Allocation Fund–3

LVIP Delaware Foundation® Moderate Allocation Fund

Security Type/Sector Allocation, Top 10 Equity Holdings and Geography Allocation (continued)

Holdings are for informational purpose only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets

Microsoft	0.51%
Celgene	0.51%
Facebook	0.49%
AT&T	0.48%
Allergan	0.48%
QUALCOMM	0.48%
Samsung Electronics	0.47%
Visa	0.47%
Alphabet Class A	0.46%
Crown Castle International	0.45%

Total	4.80%

Geography	Percentage of Net Assets

Argentina	0.06%
Australia	0.52%
Bermuda	0.01%
Brazil	0.75%
Canada	1.02%
Cayman Islands	0.05%
Chile	0.10%
China	1.46%
Colombia	0.03%
Denmark	0.49%
France	1.86%
Germany	0.74%
Guernsey	0.25%
Hong Kong	0.58%
Hungary	0.05%
India	0.68%
Indonesia	0.11%
Ireland	0.11%
Israel	0.32%
Italy	0.11%
Japan	2.35%
Luxembourg	0.05%
Malaysia	0.03%
Mexico	0.67%
Netherlands	0.75%
New Zealand	0.02%
Philippines	0.02%
Poland	0.10%
Portugal	0.00%
Republic of Korea	1.28%
Russia	0.32%
Singapore	0.04%
South Africa	0.18%
Sweden	0.44%
Switzerland	0.50%
Taiwan	0.35%
Thailand	0.16%
Turkey	0.21%
United Kingdom	1.58%
United States	78.60%
Uruguay	0.04%

Total	96.99%

IT–Information Technology

LVIP Delaware Foundation® Moderate Allocation Fund–4

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–46.59%
U.S. MARKETS–31.02%
Aerospace & Defense–0.93%
†Esterline Technologies	195	$12,098
Honeywell International	650	75,608
†KEYW Holding	1,406	13,976
†KLX	1,020	31,620
Lockheed Martin	370	91,823
Northrop Grumman	1,200	266,736
Raytheon	2,100	285,495
Rockwell Collins	400	34,056
United Technologies	1,040	106,652

		918,064

Air Freight & Logistics–0.04%
†XPO Logistics	1,530	40,178

		40,178

Auto Components–0.36%
BorgWarner	960	28,339
Johnson Controls	6,100	269,986
†Tenneco	1,225	57,097

		355,422

Automobiles–0.06%
Ford Motor	4,450	55,937

		55,937

Banks–1.28%
BB&T	7,300	259,953
BBCN Bancorp	2,900	43,268
Bryn Mawr Bank	820	23,944
Cardinal Financial	1,705	37,408
Citigroup	1,890	80,117
@City Holding	1,060	48,198
@CoBiz Financial	2,040	23,868
FirstMerit	2,480	50,270
@Flushing Financial	1,875	37,275
Great Western Bancorp	1,530	48,256
Independent Bank (Massachusetts)	740	33,818
JPMorgan Chase	1,810	112,473
KeyCorp	4,850	53,593
Old National Bancorp	3,720	46,612
Prosperity Bancshares	1,070	54,559
Sterling Bancorp	3,305	51,889
Umpqua Holdings	2,940	45,482
Webster Financial	1,600	54,320
Wells Fargo	2,180	103,179
†Western Alliance Bancorp	1,535	50,118

		1,258,600

Beverages–0.06%
PepsiCo	570	60,386

		60,386

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Biotechnology–1.40%
AbbVie	1,570	$97,199
†Acorda Therapeutics	1,430	36,472
†Alkermes	850	36,737
†Biogen	1,178	284,864
†Celgene	5,040	497,095
†Cepheid	1,555	47,816
Gilead Sciences	1,180	98,436
†Ligand Pharmaceuticals Class B	540	64,406
†Retrophin	2,275	40,518
†Spectrum Pharmaceuticals	4,050	26,609
†TESARO	775	65,139
†Vanda Pharmaceuticals	3,450	38,605
†Vertex Pharmaceuticals	490	42,150

		1,376,046

Building Products–0.13%
AAON	2,510	69,050
†Continental Building Products	2,735	60,799

		129,849

Capital Markets–0.60%
Ameriprise Financial	420	37,737
Bank of New York Mellon	6,600	256,410
BlackRock	160	54,805
Evercore Partners Class A	1,190	52,586
Houlihan Lokey	1,155	25,837
Invesco	1,700	43,418
Raymond James Financial	760	37,468
State Street	750	40,440
†Stifel Financial	1,375	43,244

		591,945

Chemicals–0.57%
†Axalta Coating Systems	1,830	48,550
Balchem	450	26,843
†Chemtura	1,285	33,898
Eastman Chemical	970	65,863
EI du Pont de Nemours	4,200	272,160
Minerals Technologies	1,045	59,356
Quaker Chemical	565	50,398

		557,068

Commercial Services & Supplies–0.52%
ABM Industries	1,205	43,958
Essendant	1,595	48,743
Republic Services	700	35,917
Tetra Tech	1,605	49,346
U.S. Ecology	855	39,287
Waste Management	4,400	291,588

		508,839

LVIP Delaware Foundation® Moderate Allocation Fund—5

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Communications Equipment–0.47%
Cisco Systems	12,680	$363,789
†Infinera	2,770	31,246
†NETGEAR	725	34,467
Plantronics	720	31,680

		461,182

Construction & Engineering–0.10%
Granite Construction	1,445	65,820
†MYR Group	1,335	32,147

		97,967

Consumer Finance–0.06%
Capital One Financial	940	59,699

		59,699

Containers & Packaging–0.04%
WestRock	1,103	42,874

		42,874

Diversified Financial Services–0.35%
Intercontinental Exchange	1,337	342,219

		342,219

Diversified Telecommunication Services–0.83%
AT&T	10,950	473,149
ATN International	625	48,631
Verizon Communications	5,300	295,952

		817,732

Electric Utilities–0.29%
Edison International	3,700	287,379

		287,379

Electrical Equipment–0.05%
Eaton	750	44,797

		44,797

Electronic Equipment, Instruments & Components–0.03%
†Anixter International	595	31,702

		31,702

Energy Equipment & Services–0.39%
Halliburton	7,090	321,106
Schlumberger	820	64,846

		385,952

Food & Staples Retailing–0.85%
Casey’s General Stores	935	122,962
CVS Health	3,770	360,940
Walgreens Boots Alliance	4,204	350,067

		833,969

Food Products–0.98%
Archer-Daniels-Midland	6,600	283,074

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Food Products (continued)
General Mills	720	$51,350
J&J Snack Foods	515	61,424
Kraft Heinz	3,233	286,056
Mondelez International	6,100	277,611

		959,515

Gas Utilities–0.08%
South Jersey Industries	830	26,245
Spire	740	52,422

		78,667

Health Care Equipment & Supplies–0.47%
CONMED	1,205	57,515
@CryoLife	3,020	35,666
DENTSPLY SIRONA	3,217	199,583
†Merit Medical Systems	2,190	43,428
†Quidel	2,120	37,863
West Pharmaceutical Services	1,055	80,053
†Wright Medical Group	255	4,429

		458,537

Health Care Providers & Services–1.23%
†Air Methods	1,470	52,670
Cardinal Health	3,400	265,234
†Express Scripts Holding	4,670	353,986
HealthSouth	530	20,575
@Quest Diagnostics	3,500	284,935
†Team Health Holdings	1,170	47,584
UnitedHealth Group	730	103,076
†WellCare Health Plans	715	76,705

		1,204,765

Health Care Technology–0.01%
†IMS Health Holdings	198	5,021

		5,021

Hotels, Restaurants & Leisure–0.32%
Aramark	670	22,391
Cheesecake Factory	665	32,013
†Chuy’s Holdings	445	15,401
†Del Frisco’s Restaurant Group	2,655	38,020
†Fiesta Restaurant Group	1,330	29,007
Jack in the Box	725	62,292
†Popeyes Louisiana Kitchen	945	51,635
Starbucks	1,170	66,830

		317,589

Household Durables–0.03%
Newell Brands	619	30,065

		30,065

Household Products–0.16%
Kimberly-Clark	480	65,990

LVIP Delaware Foundation® Moderate Allocation Fund—6

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Household Products (continued)
Procter & Gamble	1,130	$95,677

		161,667

Industrial Conglomerates–0.17%
General Electric	5,280	166,214

		166,214

Insurance–1.01%
Aflac	1,120	80,819
Allstate	4,000	279,800
American Equity Investment Life Holding	2,335	33,274
@Infinity Property & Casualty	470	37,910
Marsh & McLennan	4,200	287,532
Primerica	1,050	60,102
Prudential Financial	510	36,383
@Selective Insurance Group	1,375	52,539
Travelers	700	83,328
United Fire Group	930	39,460

		991,147

Internet & Catalog Retail–0.74%
†Amazon.com	100	71,562
†Liberty Interactive Corp QVC Group Class A	14,306	362,943
†Shutterfly	1,050	48,941
†TripAdvisor	3,800	244,340

		727,786

Internet Software & Services–1.68%
†Alphabet Class A	642	451,666
†Alphabet Class C	344	238,082
†eBay	10,490	245,571
†Facebook Class A	4,237	484,204
†GrubHub	885	27,497
†inContact	2,510	34,763
j2 Global	970	61,275
†Q2 Holdings	700	19,614
†@SciQuest	1,805	31,876
†Yahoo	1,600	60,096

		1,654,644

IT Services–1.72%
Accenture Class A	570	64,575
Convergys	1,735	43,375
†ExlService Holdings	1,280	67,085
MasterCard Class A	3,801	334,716
†PayPal Holdings	10,639	388,430
Sabre	2,440	65,368
TeleTech Holdings	1,435	38,932
Visa Class A	6,176	458,074

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
IT Services (continued)
@Xerox	24,700	$234,403

		1,694,958

Leisure Products–0.03%
†@Malibu Boats Class A	2,450	29,596

		29,596

Life Sciences Tools & Services–0.09%
†Quintiles Transnational Holdings	204	13,325
Thermo Fisher Scientific	530	78,313

		91,638

Machinery–0.33%
Barnes Group	1,740	57,629
@Columbus McKinnon	2,210	31,271
@ESCO Technologies	1,510	60,309
Federal Signal	2,330	30,010
@Kadant	1,140	58,721
Parker-Hannifin	790	85,359

		323,299

Media–0.71%
@=Century Communications	5,000	0
Cinemark Holdings	1,340	48,856
Comcast Class A	1,940	126,469
†Discovery Communications Class A	783	19,755
†Discovery Communications Class C	3,576	85,288
†Liberty Global Class A	1,917	55,708
†Liberty Global Class C	5,941	170,210
National CineMedia	2,455	38,003
Walt Disney	1,560	152,599

		696,888

Metals & Mining–0.13%
Kaiser Aluminum	610	55,150
Worthington Industries	1,715	72,545

		127,695

Multi-Utilities–0.07%
NorthWestern	1,055	66,539

		66,539

Oil, Gas & Consumable Fuels–1.47%
†Carrizo Oil & Gas	1,620	58,077
Chevron	3,230	338,601
ConocoPhillips	6,100	265,960
EOG Resources	450	37,539
Exxon Mobil	2,030	190,292
Marathon Oil	9,900	148,599
Occidental Petroleum	4,140	312,818
†Parsley Energy Class A	1,070	28,954
†PDC Energy	405	23,332

LVIP Delaware Foundation® Moderate Allocation Fund—7

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Oil, Gas & Consumable Fuels (continued)
†RSP Permian	1,145	$39,949

		1,444,121

Paper & Forest Products–0.10%
†Boise Cascade	1,230	28,229
Neenah Paper	940	68,028

		96,257

Pharmaceuticals–1.75%
†Allergan	2,044	472,348
†Catalent	2,140	49,199
Johnson & Johnson	2,400	291,120
†Medicines	1,325	44,560
Merck	7,080	407,879
Pfizer	11,749	413,682
†Prestige Brands Holdings	771	42,713

		1,721,501

Professional Services–0.42%
Kforce	2,595	43,830
Nielsen Holdings	5,096	264,839
†On Assignment	1,415	52,284
†WageWorks	880	52,633

		413,586

Real Estate Investment Trusts–3.49%
American Campus Communities	375	19,826
American Tower	840	95,432
Apartment Investment & Management	750	33,120
AvalonBay Communities	450	81,175
Boston Properties	600	79,140
Brandywine Realty Trust	1,975	33,180
Camden Property Trust	175	15,473
Corporate Office Properties Trust	575	17,003
Cousins Properties	1,175	12,220
Crown Castle International	4,369	443,148
DCT Industrial Trust	1,998	95,984
DDR	2,250	40,815
Douglas Emmett	1,175	41,736
Duke Realty	2,450	65,317
EastGroup Properties	645	44,453
EPR Properties	1,265	102,060
Equinix	675	261,718
Equity LifeStyle Properties	300	24,015
Equity One	625	20,113
Equity Residential	1,150	79,212
Essex Property Trust	225	51,320
Extra Space Storage	325	30,075
Federal Realty Investment Trust	125	20,694
First Industrial Realty Trust	2,145	59,674
First Potomac Realty Trust	650	5,980
General Growth Properties	2,550	76,041

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Investment Trusts (continued)
Healthcare Realty Trust	650	$22,743
Healthcare Trust of America Class A	637	20,601
Highwoods Properties	650	34,320
Host Hotels & Resorts	5,105	82,752
Kilroy Realty	375	24,859
Kimco Realty	1,225	38,441
Kite Realty Group Trust	2,082	58,358
LaSalle Hotel Properties	1,695	39,968
Lexington Realty Trust	1,425	14,407
Liberty Property Trust	300	11,916
LTC Properties	125	6,466
Macerich	325	27,752
Mack-Cali Realty	1,625	43,875
National Retail Properties	1,745	90,251
Pebblebrook Hotel Trust	1,880	49,350
Post Properties	475	28,999
Prologis	1,625	79,690
PS Business Parks	250	26,520
Public Storage	300	76,677
Ramco-Gershenson Properties Trust	3,955	77,558
Regency Centers	525	43,958
RLJ Lodging Trust	775	16,624
Sabra Health Care REIT	325	6,706
Simon Property Group	1,075	233,167
SL Green Realty	475	50,573
Sovran Self Storage	740	77,641
Spirit Realty Capital	1,850	23,625
Tanger Factory Outlet Centers	700	28,126
Taubman Centers	200	14,840
UDR	1,125	41,535
Urban Edge Properties	362	10,809
Ventas	1,075	78,281
VEREIT	1,175	11,915
Vornado Realty Trust	650	65,078
Welltower	325	24,755

		3,432,060

Road & Rail–0.14%
JB Hunt Transport Services	490	39,656
†Swift Transportation	1,285	19,802
Union Pacific	950	82,887

		142,345

Semiconductors & Semiconductor Equipment–1.25%
Analog Devices	480	27,187
†Applied Micro Circuits	6,430	41,281
Broadcom	430	66,822
Intel	10,550	346,040
Maxim Integrated Products	2,090	74,592
†MaxLinear Class A	1,865	33,533
†Microsemi	1,145	37,419

LVIP Delaware Foundation® Moderate Allocation Fund—8

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM	8,770	$469,809
†Semtech	1,920	45,811
†Silicon Laboratories	865	42,160
†Synaptics	845	45,419

		1,230,073

Software–1.87%
†Adobe Systems	720	68,969
@CA	8,666	284,505
†Callidus Software	2,350	46,953
†Electronic Arts	5,134	388,952
†Guidewire Software	825	50,952
Intuit	1,738	193,978
Microsoft	9,756	499,215
†Proofpoint	1,050	66,245
†Qlik Technologies	1,130	33,425
†salesforce.com	1,080	85,763
SS&C Technologies Holdings	1,120	31,450
†Tyler Technologies	540	90,023

		1,840,430

Specialty Retail–0.72%
†Express	2,845	41,281
Home Depot	650	82,999
L Brands	3,563	239,184
Lowe’s	3,300	261,261
Tractor Supply	870	79,327

		704,052

Technology Hardware, Storage & Peripherals–0.20%
Apple	2,100	200,760

		200,760

Textiles, Apparel & Luxury Goods–0.15%
†G-III Apparel Group	1,165	53,264
NIKE Class B	680	37,536
†Steven Madden	1,706	58,294

		149,094

Thrifts & Mortgage Finance–0.03%
WSFS Financial	875	28,166

		28,166

Trading Companies & Distributors–0.06%
Applied Industrial Technologies	1,340	60,488

		60,488

Total U.S. Markets (Cost $20,278,984)		30,506,969

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS–9.58%
Aerospace & Defense–0.16%
Meggitt	29,135	$158,362

		158,362

Air Freight & Logistics–0.27%
Deutsche Post	9,335	262,990

		262,990

Auto Components–0.28%
Sumitomo Rubber Industries	13,900	186,092
Valeo	2,109	93,627

		279,719

Automobiles–0.49%
Bayerische Motoren Werke	2,598	189,070
Toyota Motor	5,900	290,861

		479,931

Banks–1.02%
ING Groep CVA	16,513	170,842
Mitsubishi UFJ Financial Group	61,600	276,144
Nordea Bank	29,683	251,820
Standard Chartered	25,934	196,761
UniCredit	47,336	104,104

		999,671

Beverages–0.40%
Carlsberg Class B	2,708	258,365
Coca-Cola Amatil	21,597	133,318

		391,683

Biotechnology–0.10%
Shire	1,627	100,553

		100,553

Construction & Engineering–0.32%
Vinci	4,510	318,257

		318,257

Diversified Telecommunication Services–0.44%
Nippon Telegraph & Telephone	9,248	433,684

		433,684

Food & Staples Retailing–0.15%
†Tesco	61,271	143,901

		143,901

Food Products–0.17%
†Aryzta	4,459	164,786

		164,786

Household Durables–0.24%
Techtronic Industries	55,500	231,768

		231,768

LVIP Delaware Foundation® Moderate Allocation Fund—9

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Industrial Conglomerates–0.22%
Koninklijke Philips	8,810	$218,808

		218,808

Insurance–0.22%
AXA	10,872	214,968

		214,968

IT Services–0.30%
†CGI Group Class A	5,965	254,815
†InterXion Holding	1,170	43,150

		297,965

Life Sciences Tools & Services–0.05%
†ICON	735	51,457

		51,457

Machinery–0.07%
Minebea	9,500	64,542

		64,542

Media–0.12%
†Liberty Global LiLAC Class A	239	7,716
†Liberty Global LiLAC Class C	741	24,083
Publicis Groupe	1,362	91,121

		122,920

Metals & Mining–0.30%
Alamos Gold	9,339	80,310
†Anglo American ADR	2,300	11,132
Rio Tinto	4,337	134,736
Yamana Gold	12,426	64,633

		290,811

Multi-Utilities–0.13%
National Grid	8,923	131,216

		131,216

Oil, Gas & Consumable Fuels–0.36%
Suncor Energy	5,600	155,350
TOTAL	4,198	201,319

		356,669

Pharmaceuticals–1.43%
Novartis	3,986	328,999
Novo Nordisk ADR	4,087	219,799
Sanofi	4,175	346,870
STADA Arzneimittel	3,914	202,852
Teva Pharmaceutical Industries ADR	6,200	311,426

		1,409,946

Professional Services–0.36%
Teleperformance	4,166	354,869

		354,869

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Road & Rail–0.29%
East Japan Railway	3,066	$284,136

		284,136

Software–0.15%
Playtech	14,228	151,364

		151,364

Specialty Retail–0.20%
Nitori Holdings	1,640	198,906

		198,906

Textiles, Apparel & Luxury Goods–0.48%
Kering	800	128,786
Yue Yuen Industrial Holdings	86,500	342,827

		471,613

Tobacco–0.32%
Japan Tobacco	7,700	310,327

		310,327

Trading Companies & Distributors–0.35%
ITOCHU	22,014	269,302
Rexel	6,134	77,119

		346,421

Wireless Telecommunication Services–0.19%
Tele2 Class B	21,049	184,796

		184,796

Total Developed Markets (Cost $8,002,371)		9,427,039

×EMERGING MARKETS–5.99%
Airlines–0.01%
Gol Linhas Aereas Inteligentes ADR	1,320	13,979

		13,979

Automobiles–0.11%
Astra International	54,300	30,612
Mahindra & Mahindra	3,503	74,410

		105,022

Banks–0.73%
Akbank	39,886	114,318
Banco Santander Brasil ADR	2,900	16,530
Bangkok Bank	16,030	72,579
China Construction Bank	83,028	55,349
Grupo Financiero Banorte Class O	11,800	65,949
Grupo Financiero Santander Mexico
Class B ADR	3,300	29,997
ICICI Bank ADR	12,800	91,904
Industrial & Commercial Bank of China	86,406	48,186
Itau Unibanco Holding ADR	8,598	81,165

LVIP Delaware Foundation® Moderate Allocation Fund—10

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Banks (continued)
KB Financial Group ADR	2,078	$59,140
=Sberbank of Russia	40,380	83,985

		719,102

Beverages–0.28%
Anadolu Efes Biracilik Ve Malt Sanayii	7,204	48,711
Cia Cervecerias Unidas ADR	2,000	46,680
Fomento Economico Mexicano ADR	1,100	101,739
Lotte Chilsung Beverage	42	65,294
Tsingtao Brewery	3,305	11,490

		273,914

Building Products–0.10%
KCC	295	98,122

		98,122
Chemicals–0.09%
Braskem ADR	3,700	43,845
Sociedad Quimica y Minera de Chile ADR	1,700	42,024

		85,869

Construction Materials–0.18%
†Cemex ADR	7,806	48,163
†Cemex Latam Holdings	3,890	16,781
Siam Cement NVDR	1,700	23,095
UltraTech Cement	1,827	92,597

		180,636

Diversified Financial Services–0.06%
Reliance Capital	5,085	30,238
Remgro	1,842	31,963

		62,201

Diversified Telecommunication Services–0.16%
KT ADR	2,000	28,520
LG Uplus	3,269	31,048
Telefonica Brasil ADR	7,480	101,728

		161,296

Electronic Equipment, Instruments & Components–0.11%
Hon Hai Precision Industry	28,696	73,929
Samsung SDI	359	33,990

		107,919

Food & Staples Retailing–0.09%
Cia Brasileira de Distribuicao ADR	2,500	36,375
Wal-Mart de Mexico Class V	22,459	54,027

		90,402

Food Products–0.34%
BRF ADR	3,940	54,884
China Mengniu Dairy	32,000	55,981
@Lotte Confectionery	560	95,047

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Food Products (continued)
Tingyi Cayman Islands Holding	34,000	$32,285
@Uni-President China Holdings	113,600	96,004

		334,201

Hotels, Restaurants & Leisure–0.03%
†@Arcos Dorados Holdings	6,800	32,436

		32,436

Insurance–0.08%
Samsung Life Insurance	948	82,960

		82,960

Internet & Catalog Retail–0.07%
†@B2W Cia Digital	18,900	55,424
†Qunar Cayman Islands ADR	300	8,937

		64,361

Internet Software & Services–0.78%
†Alibaba Group Holding ADR	1,200	95,436
†Baidu ADR	1,700	280,755
†SINA	1,900	98,553
†@Sohu.com	2,900	109,794
Tencent Holdings	7,900	181,223

		765,761

IT Services–0.04%
†@WNS Holdings ADR	1,610	43,470

		43,470

Media–0.13%
Grupo Televisa ADR	4,800	124,992

		124,992

Metals & Mining–0.03%
†Impala Platinum Holdings	1,965	6,331
Vale ADR	4,300	21,758

		28,089

Multiline Retail–0.05%
Woolworths Holdings	9,032	51,718

		51,718

Oil, Gas & Consumable Fuels–0.80%
Cairn India	8,045	16,853
China Petroleum & Chemical	66,750	48,235
Gazprom ADR	15,168	65,540
Lukoil ADR	1,500	62,595
PetroChina ADR	700	47,544
†Petroleo Brasileiro ADR	12,400	88,784
PTT-Foreign	7,324	65,237
#Reliance Industries GDR 144A	11,335	323,614
Rosneft GDR	9,900	50,933

LVIP Delaware Foundation® Moderate Allocation Fund—11

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Oil, Gas & Consumable Fuels (continued)
Tambang Batubara Bukit Asam Persero	30,200	$17,766

		787,101

Paper & Forest Products–0.04%
Nine Dragons Paper Holdings	47,000	36,034

		36,034

Personal Products–0.08%
Hypermarcas	10,200	73,826

		73,826

Real Estate Management & Development–0.03%
#@=Etalon Group GDR 144A	3,000	7,335
UEM Sunrise	99,106	25,440

		32,775

Road & Rail–0.00%
†Rumo Logistica Operadora Multimodal	2,163	3,313

		3,313

Semiconductors & Semiconductor Equipment–0.28%
MediaTek	10,000	76,416
Taiwan Semiconductor Manufacturing	20,204	101,822
Taiwan Semiconductor Manufacturing ADR	3,700	97,051

		275,289

Technology Hardware, Storage & Peripherals–0.48%
Samsung Electronics	375	467,007

		467,007

Wireless Telecommunication Services–0.81%
America Movil ADR	6,100	74,786
China Mobile	14,298	165,202
China Mobile ADR	1,100	63,690
MegaFon GDR	2,046	21,366
Mobile TeleSystems ADR	3,100	25,668
SK Telecom ADR	11,400	238,488
Tim Participacoes ADR	9,900	104,445
†Turkcell Iletisim Hizmetleri ADR	4,400	40,260
Vodacom Group	5,365	61,132

		795,037

Total Emerging Markets (Cost $6,091,043)		5,896,832

Total Common Stock (Cost $34,372,398)		45,830,840

	Number of Shares	Value (U.S. $)

CONVERTIBLE PREFERRED STOCK–0.10%
Bank of America 7.25%, exercise price $50.00, expiration date 12/31/49	10	$11,950
Crown Castle International 4.50%, exercise price $85.77, expiration date 11/1/16	110	13,322
Exelon 6.50%, exercise price $43.75, expiration date 6/1/17	250	12,335
@Halcon Resources 5.75%, exercise price $30.78, expiration date 12/31/49	9	409
@Huntington Bancshares 8.50%, exercise price $11.95, expiration date 12/31/49	12	16,920
Maiden Holdings 7.25%, exercise price $15.11, expiration date 9/15/16	279	13,253
T-Mobile US 5.50%, exercise price $31.02, expiration date 12/15/17	125	9,199
Wells Fargo 7.50%, exercise price $156.71, expiration date 12/31/49	13	16,890

Total Convertible Preferred Stock (Cost $92,587)		94,278

EXCHANGE-TRADED FUNDS–7.16%
iShares iBoxx $ High Yield Corporate Bond ETF	300	25,407
iShares MSCI EAFE Growth Index ETF	54,550	3,568,661
iShares MSCI EAFE Index ETF	26,730	1,491,801
Vanguard FTSE Developed Markets ETF	55,320	1,956,115

Total Exchange-Traded Funds (Cost $5,728,340)		7,041,984

PREFERRED STOCK–0.28%
•General Electric 5.00%	123,000	130,657
•@Integrys Energy Group 6.00%	1,900	51,419
#•PNC Preferred Funding Trust II 1.875%	100,000	88,250

Total Preferred Stock (Cost $251,226)		270,326

	Principal Amount°

AGENCY ASSET-BACKED SECURITY–0.00%
•Fannie Mae REMIC Trust Series 2002-W11 AV1 0.793% 11/25/32	206	201

Total Agency Asset-Backed Security (Cost $206)		201

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.14%
Fannie Mae REMIC Trust Series 2004-W11 1A2 6.50% 5/25/44	7,824	9,494

LVIP Delaware Foundation® Moderate Allocation Fund—12

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	3,247	$3,686
Series 2003-26 AT 5.00% 11/25/32	2,707	2,726
Series 2005-70 PA 5.50% 8/25/35	3,758	4,293
•*Series 2008-15 SB 6.147% 8/25/36	25,672	5,633
Series 2010-41 PN 4.50% 4/25/40	40,000	44,035
Series 2010-43 HJ 5.50% 5/25/40	5,093	5,805
•*Series 2010-129 SM 5.547% 11/25/40	53,159	8,557
*Series 2012-98 MI 3.00% 8/25/31	77,906	7,369
•*Series 2012-122 SD 5.647% 11/25/42	148,442	34,312
*Series 2013-26 ID 3.00% 4/25/33	72,378	9,003
*Series 2013-38 AI 3.00% 4/25/33	68,369	7,972
*Series 2013-43 IX 4.00% 5/25/43	203,588	42,935
*Series 2013-44 DI 3.00% 5/25/33	143,442	19,829
*Series 2013-55 AI 3.00% 6/25/33	85,972	10,500
Series 2014-36 ZE 3.00% 6/25/44	34,061	34,693
•*Series 2014-68 BS 5.697% 11/25/44	79,460	17,295
•*Series 2014-90 SA 5.697% 1/25/45	207,436	45,698
•*Series 2015-27 SA 5.997% 5/25/45	87,039	19,965
Series 2015-44 Z 3.00% 9/25/43	62,855	64,341
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	2,331	2,630
Series 2326 ZQ 6.50% 6/15/31	9,860	11,323
Series 2557 WE 5.00% 1/15/18	2,676	2,737
Series 3656 PM 5.00% 4/15/40	43,602	48,684
Series 4065 DE 3.00% 6/15/32	5,000	5,376
*Series 4109 AI 3.00% 7/15/31	173,841	16,438
*Series 4120 IK 3.00% 10/15/32	111,232	13,457
*Series 4146 IA 3.50% 12/15/32	67,451	9,547
•*Series 4159 KS 5.708% 1/15/43	71,130	17,444

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
*Series 4181 DI 2.50% 3/15/33	72,390	$7,776
•*Series 4184 GS 5.678% 3/15/43	71,698	17,542
*Series 4185 LI 3.00% 3/15/33	72,093	9,005
*Series 4191 CI 3.00% 4/15/33	74,559	9,126
*Series 4342 CI 3.00% 11/15/33	75,384	7,702
Series 4435 DY 3.00% 2/15/35	51,000	53,054
Series 4592 WT 5.50% 6/15/46	126,000	140,363
•*Series 4594 SG 5.656% 6/15/46	151,000	41,147
Freddie Mac Strips
•*Series 267 S5 5.558% 8/15/42	74,537	17,314
•*Series 299 S1 5.558% 1/15/43	74,624	17,176
•*Series 326 S2 5.508% 3/15/44	82,490	19,164
¿Freddie Mac Structured Pass Through Securities Series T-58 2A 6.50% 9/25/43	10,276	12,253
GNMA
Series 2010-113 KE 4.50% 9/20/40	95,000	108,223
Series 2013-113 AZ 3.00% 8/20/43	62,050	63,490
Series 2015-133 AL 3.00% 5/20/45	68,000	69,217

Total Agency Collateralized Mortgage Obligations (Cost $1,139,202)		1,118,329

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.67%
Freddie Mac Multifamily Structured Pass Through Certificates
¿Series K041 A2 3.171% 10/25/24	55,000	59,913
¿Series K716 A2 3.13% 6/25/21	35,000	37,545
¿Series K717 A2 2.991% 9/25/21	65,000	69,336
¿Series K722 A1 2.183% 5/25/22	30,000	30,599
FREMF Mortgage Trust
#•Series 2011-K14 B 144A 5.341% 2/25/47	15,000	16,790
#•Series 2011-K15 B 144A 5.116% 8/25/44	10,000	11,038
#•Series 2012-K18 B 144A 4.40% 1/25/45	20,000	21,670
#•Series 2012-K22 B 144A 3.811% 8/25/45	35,000	36,557
#•Series 2012-K22 C 144A 3.811% 8/25/45	25,000	24,832

LVIP Delaware Foundation® Moderate Allocation Fund—13

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust (continued)
#•Series 2012-K708 B 144A 3.883% 2/25/45	35,000	$36,164
#•Series 2012-K708 C 144A 3.883% 2/25/45	10,000	9,993
#•Series 2013-K30 C 144A 3.668% 6/25/45	30,000	27,701
#•Series 2013-K31 C 144A 3.741% 7/25/46	60,000	56,889
#•Series 2013-K33 B 144A 3.618% 8/25/46	25,000	25,514
#•Series 2013-K35 C 144A 4.077% 8/25/23	10,000	9,767
#•Series 2013-K712 B 144A 3.484% 5/25/45	45,000	46,046
#•Series 2013-K713 B 144A 3.274% 4/25/46	25,000	25,408
#•Series 2013-K713 C 144A 3.274% 4/25/46	40,000	39,777
#•Series 2014-K716 C 144A 4.084% 8/25/47	70,000	69,169

Total Agency Commercial Mortgage-Backed Securities (Cost $652,985)		654,708

AGENCY MORTGAGE-BACKED SECURITIES–12.95%
Fannie Mae ARM
•2.401% 3/1/38	2,448	2,566
•2.413% 5/1/43	21,264	21,942
•2.553% 6/1/43	7,842	8,111
•2.913% 7/1/45	11,703	12,159
•2.966% 4/1/46	3,925	4,100
•3.212% 4/1/44	23,216	24,323
•3.237% 3/1/44	28,591	30,134
•3.276% 9/1/43	18,827	19,806
•6.10% 8/1/37	1,774	1,773
Fannie Mae Relocation 30 yr 5.00% 11/1/34	456	478
Fannie Mae S.F. 15 yr
2.50% 5/1/31	55,481	57,545
3.00% 11/1/26	86,406	91,259
3.00% 9/1/30	33,284	35,014
3.00% 12/1/30	39,691	41,871
3.00% 2/1/31	13,610	14,324
3.00% 3/1/31	46,433	48,788
3.50% 7/1/26	12,219	12,961
4.00% 11/1/25	44,299	47,225
4.00% 12/1/26	15,248	16,252
4.00% 1/1/27	102,181	108,930
4.00% 5/1/27	34,469	36,746
4.00% 8/1/27	18,425	19,636

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 20 yr
3.00% 8/1/33	9,894	$10,430
3.00% 1/1/36	87,395	91,719
3.00% 5/1/36	96,446	101,214
Fannie Mae S.F. 30 yr
4.00% 5/1/43	14,110	15,363
4.00% 8/1/43	8,024	8,693
4.00% 7/1/44	33,202	36,158
4.50% 7/1/36	5,803	6,355
4.50% 6/1/38	5,903	6,467
4.50% 4/1/39	26,832	29,275
4.50% 6/1/39	12,165	13,289
4.50% 9/1/39	6,027	6,592
4.50% 11/1/39	19,049	21,200
4.50% 1/1/40	310,957	343,928
4.50% 6/1/40	23,492	26,095
4.50% 8/1/40	7,327	8,071
4.50% 9/1/40	32,874	36,040
4.50% 11/1/40	12,644	13,860
4.50% 2/1/41	83,833	91,803
4.50% 3/1/41	15,963	17,499
4.50% 4/1/41	37,804	41,348
4.50% 7/1/41	73,585	81,611
4.50% 10/1/41	26,629	29,205
4.50% 12/1/41	55,585	60,910
4.50% 1/1/42	180,870	198,106
4.50% 4/1/42	7,342	8,045
4.50% 8/1/42	364,650	403,063
4.50% 9/1/42	234,499	256,641
4.50% 1/1/43	35,486	38,865
4.50% 9/1/43	29,311	32,106
4.50% 10/1/43	166,610	184,410
4.50% 11/1/43	41,461	45,283
4.50% 4/1/44	224,646	245,048
4.50% 5/1/44	19,485	21,255
4.50% 6/1/44	152,411	166,806
4.50% 10/1/44	130,389	142,867
4.50% 12/1/44	23,248	25,438
4.50% 1/1/45	191,438	209,138
4.50% 2/1/45	85,734	93,656
4.50% 4/1/45	366,409	400,419
4.50% 3/1/46	12,526	13,823
5.00% 2/1/35	7,223	8,062
5.00% 10/1/35	15,843	17,635
5.00% 11/1/35	7,563	8,415
5.00% 4/1/37	4,518	5,015
5.00% 8/1/37	11,239	12,525
5.00% 12/1/39	11,808	13,260
5.00% 1/1/40	2,577	2,900
5.00% 11/1/44	141,745	157,974
5.50% 12/1/32	836	948
5.50% 2/1/33	11,052	12,512

LVIP Delaware Foundation® Moderate Allocation Fund—14

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 6/1/33	4,940	$5,602
5.50% 7/1/34	1,266	1,437
5.50% 9/1/34	15,549	17,658
5.50% 11/1/34	4,643	5,266
5.50% 12/1/34	50,468	57,346
5.50% 3/1/35	2,723	3,089
5.50% 5/1/35	14,876	16,892
5.50% 6/1/35	2,976	3,340
5.50% 1/1/36	19,300	21,891
5.50% 4/1/36	22,740	25,697
5.50% 7/1/36	22,064	25,061
5.50% 9/1/36	46,997	53,296
5.50% 11/1/36	3,555	4,004
5.50% 1/1/37	14,917	16,781
5.50% 2/1/37	9,809	11,049
5.50% 4/1/37	47,544	53,855
5.50% 8/1/37	8,448	9,581
5.50% 9/1/37	18,260	20,532
5.50% 1/1/38	228	257
5.50% 2/1/38	10,003	11,308
5.50% 3/1/38	8,443	9,591
5.50% 6/1/38	35,637	40,098
5.50% 7/1/38	6,498	7,312
5.50% 9/1/38	26,474	30,012
5.50% 1/1/39	23,265	26,411
5.50% 2/1/39	53,847	61,040
5.50% 6/1/39	19,102	21,637
5.50% 10/1/39	38,145	42,937
5.50% 3/1/40	64,638	73,414
5.50% 7/1/40	30,905	34,991
5.50% 3/1/41	115,615	131,127
5.50% 6/1/41	46,731	53,024
5.50% 9/1/41	195,482	220,578
6.00% 6/1/36	1,535	1,760
6.00% 9/1/36	7,382	8,607
6.00% 12/1/36	1,687	1,944
6.00% 2/1/37	5,143	5,886
6.00% 5/1/37	12,000	13,726
6.00% 6/1/37	928	1,070
6.00% 7/1/37	19,684	22,820
6.00% 8/1/37	7,040	8,067
6.00% 9/1/37	1,876	2,145
6.00% 11/1/37	247	282
6.00% 5/1/38	28,415	32,522
6.00% 7/1/38	78,693	90,106
6.00% 9/1/38	60,046	68,770
6.00% 10/1/38	2,526	2,894
6.00% 11/1/38	3,942	4,542
6.00% 1/1/39	7,886	9,035
6.00% 9/1/39	66,407	75,987
6.00% 10/1/39	61,964	71,915
6.00% 3/1/40	7,059	8,082

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.00% 7/1/40	25,662	$29,312
6.00% 9/1/40	6,246	7,154
6.00% 11/1/40	2,818	3,270
6.00% 5/1/41	79,549	91,078
6.00% 6/1/41	28,938	33,102
6.00% 7/1/41	116,709	133,539
6.50% 2/1/36	5,316	6,501
7.50% 6/1/31	4,380	5,312
Fannie Mae S.F. 30 yr TBA
3.00% 8/1/46	4,564,000	4,727,839
4.50% 8/1/46	213,000	232,369
Freddie Mac ARM
•2.408% 10/1/36	3,211	3,401
•2.495% 1/1/44	51,621	53,521
•2.768% 10/1/45	12,886	13,329
•2.826% 9/1/45	88,031	91,418
•2.944% 10/1/45	24,252	25,298
•2.951% 11/1/44	8,008	8,315
•3.107% 3/1/46	33,876	35,415
Freddie Mac S.F. 15 yr 3.50% 10/1/26	5,250	5,559
Freddie Mac S.F. 20 yr
3.00% 6/1/34	13,770	14,475
3.00% 6/1/36	15,948	16,719
Freddie Mac S.F. 30 yr
4.50% 10/1/35	1,833	2,005
4.50% 4/1/39	3,759	4,162
4.50% 6/1/39	2,545	2,780
4.50% 10/1/39	6,835	7,493
4.50% 5/1/40	148,605	165,756
4.50% 3/1/41	26,063	28,622
4.50% 4/1/41	54,996	60,401
4.50% 7/1/42	42,243	46,525
4.50% 8/1/44	55,882	61,671
4.50% 7/1/45	71,060	78,005
5.00% 6/1/36	40,111	44,539
5.50% 3/1/34	1,911	2,157
5.50% 12/1/34	1,859	2,100
5.50% 6/1/36	1,171	1,318
5.50% 11/1/36	2,114	2,364
5.50% 12/1/36	560	629
5.50% 9/1/37	2,244	2,518
5.50% 12/1/37	305,729	345,808
5.50% 4/1/38	8,167	9,180
5.50% 6/1/38	1,359	1,528
5.50% 7/1/38	8,111	9,126
5.50% 6/1/39	8,561	9,613
5.50% 3/1/40	5,962	6,682
5.50% 8/1/40	13,027	14,606
5.50% 1/1/41	5,868	6,595
5.50% 6/1/41	78,452	88,299
6.00% 2/1/36	3,832	4,400

LVIP Delaware Foundation® Moderate Allocation Fund—15

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
6.00% 3/1/36	5,676	$6,546
6.00% 1/1/38	2,329	2,659
6.00% 6/1/38	6,276	7,160
6.00% 8/1/38	20,446	23,717
6.00% 5/1/40	13,287	15,215
6.00% 7/1/40	29,669	33,985
6.50% 4/1/39	9,720	11,166
7.00% 11/1/33	1,948	2,354
GNMA II S.F. 30 yr
5.50% 5/20/37	11,378	12,693
5.50% 4/20/40	11,768	12,906
6.00% 2/20/39	18,919	21,560
6.00% 4/20/46	19,852	22,864

Total Agency Mortgage-Backed Securities (Cost $12,643,209)		12,742,190

CONVERTIBLE BONDS–0.47%
@Alaska Communications Systems Group 6.25% exercise price $10.28, maturity date 5/1/18	22,000	21,354
@American Realty Capital Properties 3.75% exercise price $14.99, maturity date 12/15/20	19,000	18,893
BioMarin Pharmaceutical 1.50% exercise price $94.15, maturity date 10/15/20	5,000	5,806
Blackstone Mortgage Trust 5.25% exercise price $28.36, maturity date 12/1/18	24,000	25,530
Brookdale Senior Living 2.75% exercise price $29.33, maturity date 6/15/18	14,000	13,729
Cardtronics 1.00% exercise price $52.35, maturity date 12/1/20	15,000	15,113
Cemex 3.72% exercise price $11.45, maturity date 3/15/20	13,000	12,179
@Chart Industries 2.00% exercise price $69.03, maturity date 8/1/18	18,000	16,841
#Ciena 144A 3.75% exercise price $20.17, maturity date 10/15/18	9,000	10,547
#Clearwire Communications 144A 8.25% exercise price $7.08, maturity date 12/1/40	11,000	11,193
@GAIN Capital Holdings 4.125% exercise price $12.00, maturity date 12/1/18	11,000	10,134

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
@fGeneral Cable 4.50% exercise price $32.36, maturity date 11/15/29	21,000	$12,114
HealthSouth 2.00% exercise price $37.59, maturity date 12/1/43	15,000	17,578
Helix Energy Solutions Group 3.25% exercise price $25.02, maturity date 3/15/32	14,000	12,477
fHologic 2.00% exercise price $31.18, maturity date 3/1/42	7,000	8,995
Infinera 1.75% exercise price $12.58, maturity date 6/1/18	10,000	11,613
Intel 3.25% exercise price $21.18, maturity date 8/1/39	6,000	9,765
Jefferies Group 3.875% exercise price $44.19, maturity date 11/1/29	15,000	15,244
#Knowles 144A 3.25% exercise price $18.43, maturity date 11/1/21	3,000	3,071
#Liberty Interactive 144A 1.00% exercise price $64.18, maturity date 9/30/43	18,000	15,716
#Medicines 144A 2.75% exercise price $48.97, maturity date 7/15/23	6,000	5,783
fMeritor 4.00% exercise price $26.73, maturity date 2/15/27	15,000	14,456
Microchip Technology 1.625% exercise price $65.56, maturity date 2/15/25	8,000	8,895
Micron Technology 3.00% exercise price $29.16, maturity date 11/15/43	9,000	6,919
@New Mountain Finance 5.00% exercise price $15.93, maturity date 6/15/19	3,000	2,959
Novellus Systems 2.625% exercise price $34.11, maturity date 5/15/41	9,000	22,410
#NuVasive 144A 2.25% exercise price $59.82, maturity date 3/15/21	5,000	5,944
NXP Semiconductors 1.00% exercise price $102.84, maturity date 12/1/19	11,000	12,011
ON Semiconductor 1.00% exercise price $18.50, maturity date 12/1/20	9,000	8,089
PROS Holdings 2.00% exercise price $33.79, maturity date 12/1/19	17,000	15,257

LVIP Delaware Foundation® Moderate Allocation Fund—16

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
@Spectrum Pharmaceuticals 2.75% exercise price $10.53, maturity date 12/15/18	14,000	$12,994
@Spirit Realty Capital 3.75% exercise price $13.10, maturity date 5/15/21	16,000	17,920
Synchronoss Technologies 0.75% exercise price $53.17, maturity date 8/15/19	15,000	14,916
@Titan Machinery 3.75% exercise price $43.17, maturity date 5/1/19	3,000	2,445
@TPG Specialty Lending 4.50% exercise price $25.83, maturity date 12/15/19	11,000	11,234
•Vector Group 1.75% exercise price $24.64, maturity date 4/15/20	15,000	16,706
•Vector Group 2.50% exercise price $15.98, maturity date 1/15/19	7,000	10,183
Verint Systems 1.50% exercise price $64.46, maturity date 6/1/21	10,000	9,156

Total Convertible Bonds (Cost $460,656)		466,169

CORPORATE BONDS–17.86%
Aerospace & Defense–0.03%
Lockheed Martin 3.55% 1/15/26	30,000	32,652

		32,652

Air Freight & Logistics–0.08%
Aviation Capital Group
#@144A 2.875% 9/17/18	5,000	4,956
#144A 4.875% 10/1/25	20,000	19,655
#144A 6.75% 4/6/21	35,000	39,594
FedEx 4.75% 11/15/45	15,000	16,785

		80,990

Airlines–0.17%
#¿Air Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27	24,609	25,040
¿American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26	18,268	18,999
¿American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27	28,635	28,849
¿American Airlines 2015-2 Class AA Pass Through Trust 3.60% 9/22/27	10,000	10,525

	Principal Amount°		Value (U.S. $)

CORPORATE BONDS (continued)
Airlines (continued)
¿American Airlines 2016-1 Class AA Pass Through Trust 3.575% 1/15/28		15,000	$15,877
¿United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26		14,141	14,929
¿United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26		43,691	46,257
¿United Airlines 2016-1 Class AA Pass Through Trust 3.10% 7/7/28		5,000	5,094

			165,570

Auto Components–0.13%
American Axle & Manufacturing 6.25% 3/15/21		25,000	26,031
Goodyear Tire & Rubber 5.00% 5/31/26		35,000	35,744
Lear 5.25% 1/15/25		45,000	47,419
O’Reilly Automotive 3.55% 3/15/26		20,000	21,012

			130,206

Automobiles–0.30%
BMW US Capital
#144A 2.00% 4/11/21		60,000	60,819
#144A 2.80% 4/11/26		65,000	66,757
Daimler 2.75% 12/10/18	NOK	200,000	24,783
Ford Motor 7.45% 7/16/31		45,000	60,489
General Motors Financial 3.70% 5/9/23		35,000	35,234
Toyota Finance Australia
2.25% 8/31/16	NOK	30,000	3,589
3.04% 12/20/16	NZD	60,000	42,754

			294,425

Banks–2.04%
Australia & New Zealand Banking Group 2.625% 12/10/18	CAD	25,000	19,910
Bank Nederlandse Gemeenten
#144A 1.625% 4/19/21		58,000	58,892
5.25% 5/20/24	AUD	17,000	14,921
Bank of America 4.45% 3/3/26		230,000	241,038
Bank of New York Mellon 2.80% 5/4/26		20,000	20,771
BB&T 2.05% 5/10/21		135,000	137,071
Citizens Financial Group 4.30% 12/3/25		35,000	36,910
Cooperatieve Rabobank 2.50% 9/4/20	NOK	110,000	13,809

LVIP Delaware Foundation® Moderate Allocation Fund—17

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
#Credit Suisse Group Funding Guernsey 144A 3.80% 6/9/23	250,000	$249,735
Fifth Third Bancorp 2.875% 7/27/20	20,000	20,893
JPMorgan Chase
•1.264% 1/28/19	25,000	24,967
3.20% 6/15/26	45,000	46,310
4.25% 10/1/27	135,000	143,155
•6.75% 8/29/49	40,000	44,100
KeyBank 3.40% 5/20/26	250,000	254,381
KFW 1.50% 6/15/21	45,000	45,596
PNC Funding 5.625% 2/1/17	38,000	38,944
RBC USA Holdco 5.25% 9/15/20	40,000	45,223
Santander UK Group Holdings
2.875% 10/16/20	100,000	99,427
3.125% 1/8/21	20,000	20,070
Toronto-Dominion Bank
2.125% 4/7/21	35,000	35,643
2.50% 12/14/20	50,000	51,750
U.S. Bancorp
2.35% 1/29/21	15,000	15,494
3.60% 9/11/24	75,000	80,873
•@USB Capital IX 3.50% 10/29/49	140,000	114,625
Wells Fargo
4.30% 7/22/27	15,000	16,217
4.40% 6/14/46	75,000	76,603
Zions Bancorp 4.50% 6/13/23	40,000	42,454

		2,009,782

Beverages–0.35%
Anheuser-Busch InBev Finance 3.65% 2/1/26	260,000	279,076
Molson Coors Brewing
2.10% 7/15/21	10,000	10,042
3.00% 7/15/26	35,000	35,041
4.20% 7/15/46	20,000	20,170

		344,329

Biotechnology–0.14%
Biogen
4.05% 9/15/25	20,000	21,570
5.20% 9/15/45	35,000	39,513
Celgene
3.875% 8/15/25	30,000	32,060
4.625% 5/15/44	15,000	15,663
5.00% 8/15/45	25,000	27,642

		136,448

Building Products–0.08%
Fortune Brands Home & Security 3.00% 6/15/20	25,000	25,848

	Principal Amount°		Value (U.S. $)

CORPORATE BONDS (continued)
Building Products (continued)
Masco 3.50% 4/1/21		55,000	$56,391

			82,239

Capital Markets–0.58%
Affiliated Managers Group 3.50% 8/1/25		40,000	40,035
Bank of New York Mellon
2.15% 2/24/20		10,000	10,200
2.50% 4/15/21		85,000	88,137
Jefferies Group
6.45% 6/8/27		30,000	33,392
6.50% 1/20/43		10,000	9,960
Lazard Group
3.75% 2/13/25		10,000	9,959
6.85% 6/15/17		19,000	19,874
Morgan Stanley
•1.488% 1/24/19		26,000	25,967
2.50% 4/21/21		15,000	15,174
3.875% 1/27/26		170,000	180,832
3.95% 4/23/27		5,000	5,068
5.00% 9/30/21	AUD	25,000	20,205
State Street
2.55% 8/18/20		40,000	41,533
3.10% 5/15/23		25,000	25,887
3.55% 8/18/25		45,000	48,994

			575,217

Chemicals–0.34%
CF Industries 6.875% 5/1/18		75,000	81,522
Eastman Chemical
3.80% 3/15/25		15,000	15,882
4.65% 10/15/44		145,000	148,892
Methanex 4.25% 12/1/24		30,000	26,818
PolyOne 5.25% 3/15/23		15,000	15,187
PPG Industries 2.30% 11/15/19		35,000	35,309
#WR Grace 144A 5.125% 10/1/21		10,000	10,300

			333,910

Commercial Services & Supplies–0.51%
Penske Truck Leasing
#144A 3.30% 4/1/21		35,000	36,018
#144A 3.375% 2/1/22		180,000	183,788
#Prestige Brands 144A 5.375% 12/15/21		25,000	25,500
United Rentals North America
4.625% 7/15/23		30,000	30,375
5.50% 7/15/25		44,000	43,505
5.875% 9/15/26		15,000	14,963
Waste Management 2.40% 5/15/23		160,000	162,558

			496,707

LVIP Delaware Foundation® Moderate Allocation Fund—18

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)

CORPORATE BONDS (continued)
Computers & Peripherals–0.07%
#Diamond 1 Finance / Diamond 2 Finance 144A 6.02% 6/15/26		70,000	$73,108

			73,108

Construction & Engineering–0.04%
AECOM 5.875% 10/15/24		32,000	32,960
Vale Overseas 5.875% 6/10/21		5,000	5,019

			37,979

Consumer Finance–0.27%
General Motors Financial
3.45% 4/10/22		60,000	60,035
4.375% 9/25/21		10,000	10,565
5.25% 3/1/26		60,000	65,347
Hyundai Capital America
#144A 2.55% 2/6/19		45,000	45,771
#144A 3.00% 3/18/21		20,000	20,739
SunTrust Banks 2.35% 11/1/18		60,000	60,968
Toyota Motor Credit 2.80% 7/13/22		5,000	5,263

			268,688

Containers & Packaging–0.08%
Ball
5.00% 3/15/22		10,000	10,665
5.25% 7/1/25		30,000	31,387
#Owens-Brockway Glass Container 144A 5.875% 8/15/23		37,000	38,935

			80,987

Diversified Financial Services–0.66%
Berkshire Hathaway
2.75% 3/15/23		25,000	25,854
3.125% 3/15/26		85,000	89,236
#ERAC USA Finance 144A 3.30% 10/15/22		95,000	98,725
General Electric Capital
2.10% 12/11/19		35,000	36,126
4.25% 1/17/18	NZD	40,000	28,998
5.55% 5/4/20		25,000	28,841
6.00% 8/7/19		50,000	57,301
Nasdaq 3.85% 6/30/26		10,000	10,181
National Rural Utilities Cooperative Finance
2.70% 2/15/23		35,000	36,443
2.85% 1/27/25		40,000	41,883
•4.75% 4/30/43		50,000	49,125
•5.25% 4/20/46		20,000	20,516
#Peachtree Corners Funding Trust 144A 3.976% 2/15/25		100,000	100,441
•Voya Financial 5.65% 5/15/53		30,000	28,313

			651,983

	Principal Amount°		Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services–0.47%
AT&T
3.60% 2/17/23		35,000	$36,564
4.125% 2/17/26		75,000	80,725
5.65% 2/15/47		75,000	86,222
Bell Canada 3.35% 3/22/23	CAD	18,000	14,744
CenturyLink
5.80% 3/15/22		55,000	53,608
6.75% 12/1/23		30,000	29,587
Frontier Communications 8.875% 9/15/20		35,000	37,494
SBA Tower Trust
#144A 2.24% 4/16/18		35,000	35,112
#144A 2.898% 10/15/19		25,000	25,347
Verizon Communications 4.862% 8/21/46		55,000	60,367

			459,770

Electric Utilities–2.16%
Alabama Power 4.30% 1/2/46		35,000	39,374
#American Transmission Systems 144A 5.25% 1/15/22		75,000	85,056
Appalachian Power 4.45% 6/1/45		25,000	27,204
Berkshire Hathaway Energy 3.75% 11/15/23		145,000	158,696
Black Hills 3.95% 1/15/26		15,000	15,948
Cleveland Electric Illuminating 5.50% 8/15/24		40,000	47,382
@ComEd Financing III 6.35% 3/15/33		50,000	54,287
Commonwealth Edison 4.35% 11/15/45		45,000	51,260
Consumers Energy 4.10% 11/15/45		10,000	11,283
Dominion Resources 3.90% 10/1/25		30,000	32,198
DTE Energy 3.30% 6/15/22		40,000	42,213
Duke Energy
3.75% 4/15/24		15,000	16,133
4.80% 12/15/45		30,000	34,878
Duke Energy Carolinas 3.875% 3/15/46		25,000	26,925
•Emera 6.75% 6/15/76		70,000	71,111
#Emera US Finance 144A 4.75% 6/15/46		20,000	20,379
Entergy 4.00% 7/15/22		35,000	37,607
Entergy Louisiana 4.05% 9/1/23		90,000	100,359
Entergy Mississippi 2.85% 6/1/28		40,000	40,693
Exelon 3.95% 6/15/25		35,000	37,487
Great Plains Energy 4.85% 6/1/21		20,000	21,999

LVIP Delaware Foundation® Moderate Allocation Fund—19

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Indiana Michigan Power
3.20% 3/15/23	55,000	$57,445
4.55% 3/15/46	15,000	16,741
IPALCO Enterprises 5.00% 5/1/18	35,000	36,750
ITC Holdings
3.25% 6/30/26	20,000	20,058
3.65% 6/15/24	25,000	26,063
Kansas City Power & Light 3.65% 8/15/25	65,000	68,908
LG&E & KU Energy 4.375% 10/1/21	130,000	143,623
#Metropolitan Edison 144A 4.00% 4/15/25	35,000	36,672
NextEra Energy Capital Holdings
2.40% 9/15/19	55,000	56,194
3.625% 6/15/23	25,000	26,390
NV Energy 6.25% 11/15/20	45,000	53,328
Pennsylvania Electric 5.20% 4/1/20	70,000	74,093
Public Service of New Hampshire 3.50% 11/1/23	30,000	32,202
Public Service of Oklahoma 5.15% 12/1/19	60,000	66,819
South Carolina Electric & Gas 4.10% 6/15/46	15,000	15,913
Southern
2.75% 6/15/20	130,000	134,859
3.25% 7/1/26	55,000	57,249
4.40% 7/1/46	55,000	59,372
#Trans-Allegheny Interstate Line 144A 3.85% 6/1/25	25,000	26,778
Wisconsin Electric Power 4.30% 12/15/45	25,000	28,577
Xcel Energy 3.30% 6/1/25	110,000	116,234

		2,126,740

Electronic Equipment, Instruments & Components–0.10%
FLIR Systems 3.125% 6/15/21	20,000	20,558
Fortive
#144A 2.35% 6/15/21	10,000	10,158
#144A 3.15% 6/15/26	40,000	41,251
Intel 2.60% 5/19/26	30,000	30,617

		102,584

Food & Staples Retailing–0.55%
CVS Health
3.875% 7/20/25	147,000	162,000
5.00% 12/1/24	25,000	29,310
KFC Holding
#144A 5.00% 6/1/24	14,000	14,280
#144A 5.25% 6/1/26	12,000	12,330

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food & Staples Retailing (continued)
Sysco 3.30% 7/15/26	170,000	$176,739
Walgreens Boots Alliance
3.10% 6/1/23	85,000	86,705
3.45% 6/1/26	40,000	41,146
4.80% 11/18/44	15,000	16,201

		538,711

Food Products–0.22%
Aramark Services
#144A 4.75% 6/1/26	5,000	4,913
#144A 5.125% 1/15/24	45,000	46,013
#@Arcor SAIC 144A 6.00% 7/6/23	5,000	5,047
JBS USA Finance
#144A 5.75% 6/15/25	25,000	23,625
#144A 5.875% 7/15/24	45,000	43,819
Kraft Heinz Foods
#144A 3.00% 6/1/26	80,000	80,823
#144A 4.375% 6/1/46	10,000	10,620

		214,860

Gas Utilities–0.13%
AGL Capital 3.25% 6/15/26	40,000	40,968
AmeriGas Finance 7.00% 5/20/22	25,000	26,515
Dominion Gas Holdings 4.60% 12/15/44	55,000	57,473

		124,956

Health Care Equipment & Supplies–0.44%
Becton Dickinson 6.375% 8/1/19	70,000	79,784
Thermo Fisher Scientific 3.00% 4/15/23	220,000	224,928
Zimmer Biomet Holdings
3.375% 11/30/21	35,000	36,518
4.625% 11/30/19	80,000	87,047

		428,277

Health Care Providers & Services–0.48%
Aetna 3.20% 6/15/26	55,000	56,703
DaVita HealthCare Partners 5.00% 5/1/25	125,000	124,219
HCA
5.25% 6/15/26	40,000	41,625
5.375% 2/1/25	70,000	71,925
HealthSouth
5.125% 3/15/23	10,000	9,850
5.75% 11/1/24	10,000	10,090
5.75% 9/15/25	10,000	9,950
#@Highmark 144A 6.125% 5/15/41	15,000	15,177
#LifePoint Health 144A 5.375% 5/1/24	45,000	45,225

LVIP Delaware Foundation® Moderate Allocation Fund—20

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
New York and Presbyterian Hospital 4.063% 8/1/56	40,000	$43,210
Tenet Healthcare 4.50% 4/1/21	35,000	35,437
#Universal Health Services 144A 5.00% 6/1/26	10,000	10,050

		473,461

Hotels, Restaurants & Leisure–0.19%
Marriott International 3.125% 6/15/26	45,000	45,642
MGM Resorts International 6.00% 3/15/23	93,000	98,347
Starwood Hotels & Resorts Worldwide
@3.75% 3/15/25	35,000	36,506
@4.50% 10/1/34	5,000	5,116

		185,611

Household Products–0.03%
#Tempur Sealy International 144A 5.50% 6/15/26	25,000	24,625

		24,625

Independent Power & Renewable Electricity Producers–0.06%
#AES Gener 144A 5.25% 8/15/21	10,000	10,665
Calpine
#144A 5.25% 6/1/26	30,000	30,000
5.375% 1/15/23	20,000	19,600

		60,265

Insurance–0.74%
Berkshire Hathaway Finance 2.90% 10/15/20	50,000	53,119
#Liberty Mutual Group 144A 4.95% 5/1/22	15,000	16,597
MetLife
6.40% 12/15/36	50,000	53,501
6.817% 8/15/18	130,000	145,182
#Principal Life Global Funding II 144A 3.00% 4/18/26	145,000	148,077
Prudential Financial
4.50% 11/15/20	20,000	22,094
•5.375% 5/15/45	30,000	30,300
•5.875% 9/15/42	40,000	43,300
TIAA Asset Management Finance
#144A 2.95% 11/1/19	35,000	35,884
#144A 4.125% 11/1/24	75,000	78,926
#USI 144A 7.75% 1/15/21	5,000	4,969
XLIT
4.45% 3/31/25	40,000	40,438
5.50% 3/31/45	40,000	39,654
•6.50% 12/29/49	25,000	17,437

		729,478

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Internet Software & Services–0.03%
Zayo Group 6.00% 4/1/23	30,000	$30,600

		30,600

IT Services–0.31%
Fidelity National Information Services 5.00% 10/15/25	70,000	79,613
First Data
#144A 5.00% 1/15/24	20,000	20,125
#144A 5.75% 1/15/24	145,000	144,456
#144A 7.00% 12/1/23	14,000	14,227
Priceline Group 3.60% 6/1/26	40,000	41,396

		299,817

Machinery–0.08%
Crane
2.75% 12/15/18	10,000	10,284
4.45% 12/15/23	55,000	58,527
Parker Hannifin 3.30% 11/21/24	5,000	5,410

		74,221

Media–1.20%
21st Century Fox America 4.95% 10/15/45	120,000	137,189
CC Holdings GS V 3.849% 4/15/23	15,000	16,024
CCO Holdings
#144A 5.125% 5/1/23	45,000	45,366
#144A 5.75% 2/15/26	30,000	30,975
#Charter Communications Operating 144A 4.908% 7/23/25	160,000	175,243
Comcast 3.15% 3/1/26	190,000	202,481
CSC Holdings 5.25% 6/1/24	100,000	91,250
DISH DBS 5.00% 3/15/23	25,000	22,813
Gray Television 7.50% 10/1/20	30,000	31,425
Omnicom Group 3.60% 4/15/26	10,000	10,554
Sirius XM Radio
#144A 5.375% 4/15/25	70,000	69,869
#144A 5.375% 7/15/26	50,000	49,750
#Sky 144A 3.75% 9/16/24	200,000	208,155
Time Warner 2.95% 7/15/26	15,000	15,145
Tribune Media 5.875% 7/15/22	55,000	55,000
WPP Finance 2010 5.625% 11/15/43	15,000	17,297

		1,178,536

Metals & Mining–0.09%
#Lundin Mining 144A 7.50% 11/1/20	22,000	22,550
Rio Tinto Finance USA 3.75% 6/15/25	60,000	62,884

LVIP Delaware Foundation® Moderate Allocation Fund—21

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Metals & Mining (continued)
Southern Copper 5.875% 4/23/45	5,000	$4,732

		90,166

Multi-Utilities–0.41%
Ameren Illinois 9.75% 11/15/18	170,000	201,835
American Water Capital 3.40% 3/1/25	35,000	37,992
CMS Energy 6.25% 2/1/20	30,000	34,563
Louisville Gas & Electric 4.375% 10/1/45	10,000	11,513
NiSource Finance 6.125% 3/1/22	40,000	47,657
SCANA 4.125% 2/1/22	55,000	57,211
WEC Energy Group 3.55% 6/15/25	15,000	16,126

		406,897

Oil, Gas & Consumable Fuels–0.99%
Chevron 2.954% 5/16/26	45,000	46,564
ConocoPhillips 4.95% 3/15/26	35,000	39,763
Ecopetrol 5.875% 5/28/45	10,000	8,740
Energy Transfer Partners
4.75% 1/15/26	60,000	61,820
9.70% 3/15/19	48,000	54,378
EnLink Midstream Partners 2.70% 4/1/19	25,000	24,314
Enterprise Products Operating
3.95% 2/15/27	120,000	127,547
•7.034% 1/15/68	10,000	10,540
Murphy Oil USA 6.00% 8/15/23	50,000	52,000
Noble Energy 5.05% 11/15/44	35,000	35,378
Petrobras Global Finance
4.875% 3/17/20	5,000	4,700
6.25% 3/17/24	2,000	1,780
8.375% 5/23/21	5,000	5,173
Petroleos Mexicanos
#144A 6.375% 2/4/21	10,000	10,898
6.625% 6/15/35	40,000	41,440
#144A 6.875% 8/4/26	10,000	11,205
Plains All American Pipeline 8.75% 5/1/19	95,000	108,664
Regency Energy Partners
5.50% 4/15/23	40,000	40,394
5.875% 3/1/22	15,000	16,063
Shell International Finance 4.00% 5/10/46	70,000	71,581
Williams Partners 7.25% 2/1/17	85,000	87,555
#Woodside Finance 144A 8.75% 3/1/19	85,000	97,981
YPF
#144A 8.75% 4/4/24	7,000	7,543

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
YPF (continued)
#•144A 31.35% 7/7/20	10,000	$10,000

		976,021

Paper & Forest Products–0.30%
Georgia-Pacific 8.00% 1/15/24	110,000	147,170
International Paper 5.15% 5/15/46	135,000	146,203

		293,373

Pharmaceuticals–0.45%
AbbVie
3.20% 5/14/26	145,000	147,184
4.30% 5/14/36	25,000	25,583
4.45% 5/14/46	40,000	40,728
AstraZeneca 3.375% 11/16/25	55,000	57,728
#Mallinckrodt International Finance 144A 5.50% 4/15/25	50,000	44,856
Mylan
#144A 3.15% 6/15/21	10,000	10,155
#144A 3.95% 6/15/26	115,000	116,617

		442,851

Real Estate Investment Trusts–1.01%
Alexandria Real Estate Equities 3.95% 1/15/27	15,000	15,494
American Tower
2.80% 6/1/20	10,000	10,242
4.00% 6/1/25	55,000	58,598
4.40% 2/15/26	10,000	10,878
#American Tower Trust I 144A 3.07% 3/15/23	50,000	51,456
AvalonBay Communities 2.95% 5/11/26	145,000	145,878
Corporate Office Properties
3.60% 5/15/23	35,000	34,076
5.25% 2/15/24	45,000	48,122
Crown Castle International 5.25% 1/15/23	55,000	61,920
DDR
7.50% 4/1/17	20,000	20,853
7.875% 9/1/20	40,000	48,350
Education Realty Operating Partnership 4.60% 12/1/24	40,000	41,130
Equinix 5.375% 4/1/23	58,000	60,175
GEO Group
5.125% 4/1/23	30,000	29,400
5.875% 10/15/24	25,000	25,437
Hospitality Properties Trust 4.50% 3/15/25	40,000	40,280
Host Hotels & Resorts
3.75% 10/15/23	30,000	30,265
4.50% 2/1/26	15,000	15,846

LVIP Delaware Foundation® Moderate Allocation Fund—22

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Kimco Realty 3.40% 11/1/22	10,000	$10,496
Regency Centers 5.875% 6/15/17	12,000	12,475
Simon Property Group 2.50% 7/15/21	15,000	15,464
Sovran Acquisition 3.50% 7/1/26	30,000	30,334
UDR 4.00% 10/1/25	130,000	141,173
WP Carey 4.60% 4/1/24	35,000	35,967

		994,309

Road & Rail–0.12%
Burlington Northern Santa Fe 4.70% 9/1/45	65,000	76,629
Norfolk Southern 2.90% 6/15/26	40,000	41,244

		117,873

Software–0.52%
CDK Global 4.50% 10/15/24	35,000	34,826
Oracle
1.90% 9/15/21	10,000	10,044
2.40% 9/15/23	415,000	416,879
4.00% 7/15/46	45,000	45,487

		507,236

Specialty Retail–0.23%
Home Depot 3.00% 4/1/26	25,000	26,602
L Brands 6.75% 7/1/36	25,000	25,109
Lowe’s
2.50% 4/15/26	55,000	56,089
3.70% 4/15/46	65,000	67,012
Starbucks 2.45% 6/15/26	25,000	25,421
Target 3.625% 4/15/46	25,000	25,602

		225,835

Textiles, Apparel & Luxury Goods–0.11%
#Hanesbrands 144A 4.875% 5/15/26	60,000	60,516
#INVISTA Finance 144A 4.25% 10/15/19	45,000	44,100

		104,616

Tobacco–0.23%
Reynolds American
4.00% 6/12/22	55,000	59,853
4.45% 6/12/25	145,000	162,687

		222,540

Wireless Telecommunication Services–0.34%
#Crown Castle Towers 144A 4.883% 8/15/20	190,000	207,344
Level 3 Financing 5.375% 5/1/25	20,000	19,925

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Wireless Telecommunication Services (continued)
Sprint Communications
#144A 7.00% 3/1/20	10,000	$10,520
#144A 9.00% 11/15/18	50,000	53,437
T-Mobile USA 6.125% 1/15/22	40,000	42,100

		333,326

Total Corporate Bonds (Cost $16,983,310)		17,562,775

MUNICIPAL BONDS–0.41%
Bay Area Toll Authority (Build America Bonds) Series S3 6.907% 10/1/50	45,000	72,253
California State Various Purposes (Build America Bonds) 7.55% 4/1/39	35,000	55,362
Dallas, Texas Area Rapid Transit Series A 5.00% 12/1/46	40,000	49,351
New Jersey Turnpike Authority (Build America Bonds) Series A 7.102% 1/1/41	25,000	37,836
Series E 5.00% 1/1/45	35,000	41,860
(Build America Bonds) Series F 7.414% 1/1/40	15,000	23,551
New York, New York
Series C 5.00% 8/1/26	20,000	25,908
Series C 5.00% 8/1/27	10,000	12,862
Oregon State Taxable Pension 5.892% 6/1/27	35,000	46,220
South Carolina Public Service Authority Series D 4.77% 12/1/45	15,000	17,335
Texas Water Development Board Series A 5.00% 10/15/45	15,000	18,506

Total Municipal Bonds (Cost $378,783)		401,044

NON-AGENCY ASSET-BACKED SECURITIES–1.60%
Ally Master Owner Trust
Series 2012-5 A 1.54% 9/15/19	100,000	100,314
Series 2014-4 A2 1.43% 6/17/19	65,000	65,153
•American Express Credit Account Secured Note Trust Series 2012-4 A 0.682% 5/15/20	125,000	125,062
#Avis Budget Rental Car Funding AESOP Series 2013-1A A 144A 1.92% 9/20/19	100,000	100,246
BA Credit Card Trust
•Series 2014-A2 A 0.712% 9/16/19	30,000	30,028

LVIP Delaware Foundation® Moderate Allocation Fund—23

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
BA Credit Card Trust (continued)
•Series 2014-A3 A 0.732% 1/15/20	35,000	$35,052
•Series 2015-A1 A 0.772% 6/15/20	125,000	125,144
Capital One Multi-Asset Execution Trust
•Series 2007-A5 A5 0.482% 7/15/20	100,000	99,685
•Series 2016-A1 A1 0.90% 2/15/22	65,000	65,112
Chase Issuance Trust
•Series 2014-A5 A5 0.812% 4/15/21	100,000	99,864
•Series 2016-A1 A 0.852% 5/17/21	100,000	100,029
#CIT Equipment Collateral Series 2014-VT1 A2 144A 0.86% 5/22/17	20,790	20,769
•CNH Equipment Trust Series 2016-B A2B 1.05% 10/15/19	35,000	34,956
Discover Card Execution Note Trust Series 2015-A3 A 1.45% 3/15/21	100,000	101,041
Ford Credit Auto Lease Trust Series 2015-A A3 1.13% 6/15/18	30,000	30,031
•GE Dealer Floorplan Master Note Trust Series 2014-2 A 0.898% 10/20/19	50,000	49,930
#HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44	48,250	42,692
•Mercedes-Benz Auto Lease Trust Series 2016-A A2B 1.002% 7/16/18	25,000	24,991
#•Mercedes-Benz Master Owner Trust Series 2016-AA A 144A 1.022% 5/15/20	100,000	100,149
•Nissan Auto Lease Trust Series 2015-B A2B 0.972% 12/15/17	28,518	28,559
#•PFS Financing Series 2015-AA A 144A 1.062% 4/15/20	100,000	99,032
#Volkswagen Credit Auto Master Trust Series 2014-1A A2 144A 1.40% 7/22/19	95,000	94,431

Total Non-Agency Asset-Backed Securities (Cost $1,577,404)		1,572,270

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.12%
fAmerican Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35	6,284	6,255

	Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Bank of America Alternative Loan Trust Series 2005-6 7A1 5.50% 7/25/20	854	$835
Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35	20,232	20,119
JPMorgan Mortgage Trust Series 2006-S1 1A1 6.00% 4/25/36	24,334	24,889
#•Sequoia Mortgage Trust Series 2014-2 A4 3.50% 7/25/44	52,670	54,151
♦Structured Asset Securities Corporation Mortgage Pass Through Certificates Series 2004-20 2A1 5.50% 11/25/34	11,264	11,448

Total Non-Agency Collateralized Mortgage Obligations (Cost $116,707)		117,697

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES– 2.02%
•Banc of America Commercial Mortgage Trust Series 2007-4 AM 6.00% 2/10/51	40,000	41,679
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PWR18 A4 5.70% 6/11/50	24,312	25,118
Citigroup Commercial Mortgage Trust
•Series 2007-C6 AM 5.901% 12/10/49	20,000	20,071
Series 2014-GC25 A4 3.635% 10/10/47	40,000	43,447
Series 2015-GC27 A5 3.137% 2/10/48	50,000	52,470
Series 2016-P3 A4 3.329% 4/15/49	35,000	37,352
COMM Mortgage Trust
#Series 2013-CR6 AM 144A 3.147% 3/10/46	35,000	36,473
Series 2014-CR16 A4 4.051% 4/10/47	35,000	39,221
Series 2014-CR19 A5 3.796% 8/10/47	50,000	55,023
Series 2014-CR20 A4 3.59% 11/10/47	20,000	21,750
Series 2014-CR20 AM 3.938% 11/10/47	80,000	87,114

LVIP Delaware Foundation® Moderate Allocation Fund—24

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust (continued)
#Series 2015-3BP A 144A 3.178% 2/10/35	100,000	$105,333
Series 2015-CR23 A4 3.497% 5/10/48	20,000	21,517
Commercial Mortgage Trust Series 2007-GG9 AM 5.475% 3/10/39	25,000	25,418
DB-JPM Series 2016-C1 A4 3.276% 5/10/49	45,000	47,921
#•DB-UBS Mortgage Trust Series 2011-LC1A C 144A 5.883% 11/10/46	100,000	113,468
#GRACE Mortgage Trust Series 2014-GRCE A 144A 3.369% 6/10/28	100,000	106,756
GS Mortgage Securities Trust
Series 2014-GC24 A5 3.931% 9/10/47	55,000	60,954
Series 2015-GC32 A4 3.764% 7/10/48	30,000	33,034
#Hilton USA Trust Series 2013-HLT BFX 144A 3.367% 11/5/30	200,000	200,980
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	85,000	93,357
JPM-DB Commercial Mortgage Securities Trust Series 2016-C2 A4 3.144% 6/15/49	70,000	73,602
JPMorgan Chase Commercial Mortgage Securities Trust
•Series 2005-CB11 E 5.675% 8/12/37	10,000	10,853
•Series 2005-LDP5 D 5.718% 12/15/44	20,000	19,933
Series 2006-LDP8 AM 5.44% 5/15/45	194,000	194,093
Series 2013-LC11 B 3.499% 4/15/46	30,000	31,096
Series 2015-JP1 A5 3.914% 1/15/49	30,000	33,471
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	1,679	1,682
•Series 2006-C6 AJ 5.452% 9/15/39	30,000	29,875
Series 2006-C6 AM 5.413% 9/15/39	45,000	45,157
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.741% 8/15/47	30,000	32,876

		Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust (continued)
Series 2015-C23 A4 3.719% 7/15/50		75,000	$82,307
Series 2015-C26 A5 3.531% 10/15/48		45,000	48,672
Series 2016-C29 A4 3.325% 5/15/49		30,000	31,928
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 A3 2.918% 10/15/45		20,000	21,032
Series 2015-NXS3 A4 3.617% 9/15/57		60,000	65,162

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $1,964,416)			1,990,195

ΔREGIONAL BONDS–0.34%
Australia–0.15%
New South Wales Treasury
3.00% 3/20/28	AUD	119,400	94,684
4.00% 5/20/26	AUD	21,000	18,141
Queensland Treasury
#144A 3.25% 7/21/26	AUD	15,000	11,939
#144A 3.25% 7/21/28	AUD	29,000	22,927

			147,691

Canada–0.19%
Province of British Columbia Canada 2.25% 6/2/26		40,000	41,061
Province of Manitoba Canada 2.125% 6/22/26		40,000	39,817
Province of Ontario Canada 3.45% 6/2/45	CAD	11,000	9,699
Province of Quebec Canada
2.50% 4/20/26		40,000	41,212
6.00% 10/1/29	CAD	50,000	54,427

			186,216

Total Regional Bonds (Cost $328,486)			333,907

«SENIOR SECURED LOANS–1.21%
Activision Blizzard Tranche B 1st Lien 3.25% 10/11/20		10,838	10,879
Aercap Flying Fortress Tranche B 1st Lien 3.50% 4/30/20		130,000	130,061
Air Medical Group Holdings Tranche B Ist Lien 4.25% 4/28/22		64,350	62,962
Aramark Tranche E 3.25% 9/7/19		40,580	40,688

LVIP Delaware Foundation® Moderate Allocation Fund—25

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Avago Technologies Cayman Finance Tranche B 1st Lien 4.25% 2/1/23		39,900	$39,997
Community Health Systems Tranche F 1st Lien 3.924% 12/31/18		18,977	18,846
FCA US Tranche B 1st Lien 3.50% 5/24/17		2,847	2,849
First Data Tranche B 1st Lien 4.452% 3/24/21		217,237	216,875
HCA Tranche B6 1st Lien 3.71% 3/18/23		73,316	73,654
Hilton Worldwide Finance Tranche B2 3.50% 10/25/20		174,633	174,988
Landry’s Tranche B 4.00% 4/24/18		27,250	27,287
Level 3 Financing Tranche B 1st Lien 4.00% 1/15/20		60,000	60,037
@Republic of Angola (Unsecured) 7.045% 12/16/23		67,500	61,425
Solera Holdings Tranche B 1st Lien 5.75% 3/3/23		39,900	39,937
Univision Communications Tranche C4 1st Lien 4.00% 3/1/20		190,480	189,697
USI Insurance Services Tranche B 1st Lien 4.25% 12/27/19		38,608	38,174

Total Senior Secured Loans (Cost $1,173,083)			1,188,356

ΔSOVEREIGN BONDS–0.61%
Australia–0.00%
Australia Government Bond 3.75% 4/21/37	AUD	4,000	3,547

			3,547

Brazil–0.05%
Brazil Notas do Tesouro Nacional
10.00% 1/1/17	BRL	70,000	21,405
10.00% 1/1/23	BRL	81,000	23,022

			44,427

Canada–0.01%
Canadian Government Bond 2.75% 12/1/48	CAD	11,000	10,686

			10,686

Hungary–0.05%
Hungary Government International Bond 5.75% 11/22/23		40,000	45,605

			45,605

		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Indonesia–0.06%
Indonesia Treasury Bond 8.375% 9/15/26	IDR	770,000,000	$61,823

			61,823

Mexico–0.13%
Mexican Bonos 5.75% 3/5/26	MXN	2,335,700	126,935

			126,935

New Zealand–0.02%
New Zealand Government Bond 4.50% 4/15/27	NZD	20,000	17,189

			17,189

Poland–0.10%
Poland Government Bond
2.50% 7/25/26	PLN	330,000	80,865
3.25% 7/25/25	PLN	48,000	12,589

			93,454

Portugal–0.00%
#Portugal Government International Bond 144A 5.125% 10/15/24		4,000	4,039

			4,039

Republic of Korea–0.06%
Inflation Linked Korea Treasury Bond 1.125% 6/10/23	KRW	68,517,306	60,752

			60,752

South Africa–0.02%
South Africa Government Bond 8.00% 1/31/30	ZAR	365,000	22,497

			22,497

United Kingdom–0.07%
United Kingdom Gilt
3.25% 1/22/44	GBP	18,100	32,174
3.50% 1/22/45	GBP	18,700	34,692

			66,866

Uruguay–0.04%
Uruguay Government International Bond 4.375% 10/27/27		37,000	39,220

			39,220

Total Sovereign Bonds (Cost $596,338)			597,040

SUPRANATIONAL BANKS–0.24%
Asian Development Bank 0.50% 3/24/20	AUD	28,000	19,469

LVIP Delaware Foundation® Moderate Allocation Fund—26

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

SUPRANATIONAL BANKS (continued)
European Bank for Reconstruction & Development 7.375% 4/15/19	IDR	350,000,000	$26,195
Inter-American Development Bank 6.00% 9/5/17	INR	2,600,000	38,155
International Bank for Reconstruction & Development
3.50% 1/22/21	NZD	185,000	135,901
4.625% 10/6/21	NZD	13,000	10,096
International Finance 3.625% 5/20/20	NZD	11,000	8,116

Total Supranational Banks (Cost $232,261)			237,932

U.S. TREASURY OBLIGATIONS–3.22%
U.S. Treasury Bonds
2.50% 5/15/46		190,000	198,001
3.00% 11/15/45		230,000	264,473
U.S. Treasury Notes
1.125% 6/30/21		2,420,000	2,432,761
1.625% 5/15/26		30,000	30,368
2.25% 11/15/25		230,000	245,390

Total U.S. Treasury Obligations (Cost $3,129,686)			3,170,993

		Number of Shares

RIGHT–0.00%
†B2W Cia Digital exercise price BRL 10.00, expiration date 7/20/16		5,949	0

Total Right (Cost $0)			0

	Number of Contracts	Value (U.S. $)

OPTIONS PURCHASED–0.00%
Futures Call Options–0.00%
U.S. Treasury 10 yr Notes strike price $135, expiration date 7/22/16	22	$2,750

Total Options Purchased (Cost $5,246)		2,750

	Number of Shares

MONEY MARKET FUND–1.97%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	1,942,034	1,942,034

Total Money Market Fund (Cost $1,942,034)		1,942,034

	Principal Amount°

SHORT-TERM INVESTMENTS–6.10%
≠Discounted Commercial Paper–6.10%
Abbey National Treasury Services 0.41% 7/1/16	3,500,000	3,500,000
BNP Paribas 0.28% 7/1/16	2,500,000	2,500,000

		6,000,000

Total Short-Term Investments (Cost $6,000,000)		6,000,000

TOTAL VALUE OF SECURITIES–105.06% (Cost $89,768,563)	103,336,018
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(5.06%)	(4,975,227)

NET ASSETS APPLICABLE TO 6,566,193 SHARES OUTSTANDING–100.00%	$98,360,791

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2016, the aggregate value of Rule 144A securities was $5,660,688, which represents 5.76% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

Δ	Securities have been classified by country of origin.

†	Non-income producing for the period.

•	Variable rate security. The rate shown is the rate as of June 30, 2016. Interest rates reset periodically.

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.

@	Illiquid security. At June 30, 2016, the aggregate value of illiquid securities was $2,183,357, which represents 2.22% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

LVIP Delaware Foundation® Moderate Allocation Fund—27

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

♦

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2016, the aggregate value of fair valued securities was $91,320, which represents 0.09% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

≠	The rate shown is the effective yield at the time of purchase.

«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2016.

×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2016.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2016:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	AUD	(255,664)	USD	189,235	7/29/16	$(1,229)
BAML	CAD	(136,821)	USD	107,097	7/29/16	1,182
BAML	EUR	75,974	USD	(86,011)	7/29/16	(1,607)
BAML	JPY	1,938,640	USD	(18,248)	7/29/16	542
BAML	NZD	(163,538)	USD	115,544	7/29/16	(1,042)
BB	COP	178,745,522	USD	(59,857)	7/29/16	918
BB	EUR	(675)	USD	747	7/29/16	(2)
BB	IDR	291,757,400	USD	(21,821)	7/29/16	242
BNP	AUD	485	USD	(358)	7/29/16	3
BNP	INR	1,465,362	USD	(21,705)	7/29/16	(117)
BNP	NOK	(232,108)	USD	28,151	7/29/16	416
BNYM	AUD	(7,400)	USD	5,496	7/5/16	(22)
BNYM	BRL	68,844	USD	(21,119)	7/5/16	280
BNYM	CAD	(32,274)	USD	24,811	7/6/16	(168)
BNYM	CHF	(19,676)	USD	20,093	7/5/16	(63)
BNYM	DKK	(69,181)	USD	10,262	7/5/16	(62)
BNYM	EUR	120,895	USD	(134,489)	7/1/16	(321)
BNYM	EUR	(107,096)	USD	118,205	7/5/16	(667)
BNYM	GBP	72,837	USD	(98,083)	7/1/16	(1,119)
BNYM	GBP	(27,917)	USD	37,594	7/5/16	428
BNYM	HKD	(184,680)	USD	23,800	7/5/16	(7)
BNYM	JPY	(15,355,209)	USD	148,709	7/5/16	(7)
BNYM	SEK	(150,906)	USD	17,706	7/5/16	(133)
HSBC	GBP	(62,421)	USD	85,474	7/29/16	2,355
JPMC	KRW	(65,187,280)	USD	55,722	7/29/16	(791)
JPMC	PLN	(26,137)	USD	6,718	7/29/16	99
TD	EUR	(43,716)	USD	48,387	7/29/16	(180)
TD	JPY	(1,839,899)	USD	17,339	7/29/16	(494)
TD	NZD	(103,233)	USD	72,868	7/29/16	(726)

						$(2,292)

LVIP Delaware Foundation® Moderate Allocation Fund—28

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(12)	E-mini S&P 500 Index	$(1,224,464)	$(1,254,120)	9/19/16	$(29,656)
(17)	U.S. Treasury 10 yr Notes	(2,217,636)	(2,260,734)	9/22/16	(43,098)
14	U.S. Treasury Long Bonds	2,310,471	2,412,813	9/22/16	102,342
					$ 29,588

Swap Contract

CDS Contract

Counterparty	Swap Referenced Obligation	Notional Value[2]	Annual Protection Payments (Receipts)	Termination Date	Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)
	Protection Sold:
HSBC	CDX.EM.25[3]	570,000	1.00%	6/20/21	$(49,890)	$6,845

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

2Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

3Markit’s CDX.EM Index is composed of fourteen sovereign issuers from the following regions: Latin America, Middle East, Eastern Europe, Africa and Asia.

Summary of Abbreviations:

ADR–American Depositary Receipt

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BB–Barclays Bank

BNP–BNP Paribas

BNYM–Bank of New York Mellon

BRL–Brazilian Real

CAD–Canadian Dollar

CDS–Credit Default Swap

CDX.EM–Credit Default Swap Index Emerging Markets

CHF–Swiss Franc

COP–Colombian Peso

CVA–Dutch Certificate

DB–Deutsche Bank

DKK–Danish Krone

EAFE–Europe Australasia Far East

ETF–Exchange-Traded Fund

EUR–Euro

GBP–British Pound Sterling

GDR–Global Depositary Receipt

GE–General Electric

GNMA–Government National Mortgage Association

GS–Goldman Sachs

HKD–Hong Kong Dollar

HSBC–Hong Kong Shanghai Bank

IDR–Indonesian Rupiah

INR–Indian Rupee

IT–Information Technology

JPM–JPMorgan

LVIP Delaware Foundation® Moderate Allocation Fund—29

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

Summary of Abbreviations: (continued)

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

KRW–South Korean Won

LB–Lehman Brothers

MXN–Mexican Peso

NOK–Norwegian Krone

NVDR–Non-Voting Depositary Receipt

NZD–New Zealand Dollar

PLN–Polish Zloty

REIT–Real Estate Investment Trust

REMIC–Real Estate Mortgage Investment Conduit

SEK–Swedish Krona

S.F.–Single Family

TBA–To be announced

TD–Toronto Dominion Securities

UBS–Union Bank of Switzerland

USD–U.S. Dollar

yr–Year

ZAR–South African Rand

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Moderate Allocation Fund—30

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Assets and Liabilities

June 30, 2016 (unaudited)

ASSETS:
Investments, at value	$103,333,268
Receivables for securities sold	9,462,461
Dividends and interest receivable	337,397
Cash	311,912
Foreign currencies, at value	307,044
Unrealized appreciation on futures contracts	29,588
Receivables for fund shares sold	23,460
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	14,761
Unrealized appreciation on credit default swap contracts	6,845
Unrealized appreciation on foreign currency exchange contracts	6,465
Options purchased, at value	2,750
Swap payments receivable	169
Foreign currencies collateral held at broker for futures contracts, at value	64

TOTAL ASSETS	113,836,184

LIABILITIES:
Payable for securities purchased	15,128,868
Payables for fund shares redeemed	123,986
Due to manager and affiliates	59,915
Other accrued expenses payable	52,322
Due to broker for futures contracts	51,551
Upfront payments received on credit default swap contracts	49,890
Unrealized depreciation on foreign currency exchange contracts	8,757
Deferred capital gains taxes payable	104

TOTAL LIABILITIES	15,475,393

TOTAL NET ASSETS	$98,360,791

Investments, at cost	$89,763,317
Foreign currencies, at cost	305,902
Options purchased, at cost	5,246
Foreign currencies collateral held at broker for futures contracts, at cost	64

Standard Class:
Net Assets	$87,960,525
Shares Outstanding	5,884,944
Net Asset Value Per Share	$14.947

Service Class:
Net Assets	$10,400,266
Shares Outstanding	681,249
Net Asset Value Per Share	$15.266

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$79,918,180
Undistributed net investment income	798,991
Undistributed net realized gain on investments	4,041,872
Net unrealized appreciation of investments and derivatives	13,601,748

TOTAL NET ASSETS	$98,360,791

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Moderate Allocation Fund—31

LVIP Delaware Foundation® Moderate

Allocation Fund

Statement of Operations

Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME:
Dividends	$744,358
Interest	515,044
Foreign tax withheld	(33,522)

1,225,880

EXPENSES:
Management fees	365,001
Professional fees	33,348
Pricing fees	32,497
Reports and statements to shareholders	14,693
Custodian fees	13,698
Accounting and administration expenses	12,279
Distribution fees-Service Class	11,934
Trustees’ fees and expenses	1,325
Consulting fees	874
Other	464

486,113
Less management fees waived	(48,667)
Less expenses reimbursed	(70,244)

Total operating expenses	367,202

NET INVESTMENT INCOME	858,678

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments*	136,799
Foreign currencies	(31,807)
Foreign currency exchange contracts	(35,531)
Futures contracts	22,710
Options purchased	9,706
Options written	(11,043)
Swap contracts	50,060

Net realized gain	140,894

Net change in unrealized appreciation (depreciation) of:
Investments	1,149,399
Foreign currencies	1,693
Foreign currency exchange contracts	1,047
Futures contracts	55,012
Options purchased	(2,496)
Swap contracts	2,233

Net change in unrealized appreciation (depreciation)	1,206,888

NET REALIZED AND UNREALIZED GAIN	1,347,782

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,206,460

*Includes $149 currency taxes paid.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Moderate

Allocation Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$858,678	$1,899,259
Net realized gain	140,894	5,186,095
Net change in unrealized appreciation (depreciation)	1,206,888	(8,201,283)

Net increase (decrease) in net assets resulting from operations	2,206,460	(1,115,929)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(2,068,207)
Service Class	—	(176,440)
Net realized gain:
Standard Class	—	(3,109,087)
Service Class	—	(272,229)

	—	(5,625,963)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	4,192,580	10,958,735
Service Class	1,317,739	2,491,528
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	5,177,294
Service Class	—	448,669

	5,510,319	19,076,226

Cost of shares redeemed:
Standard Class	(10,127,371)	(20,538,221)
Service Class	(353,647)	(681,809)

	(10,481,018)	(21,220,030)

Decrease in net assets derived from capital share transactions	(4,970,699)	(2,143,804)

NET DECREASE IN NET ASSETS	(2,764,239)	(8,885,696)
NET ASSETS:
Beginning of period	101,125,030	110,010,726

End of period	$98,360,791	$101,125,030

Undistributed (distributions in excess of) net investment income	$798,991	$(59,687)

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Moderate Allocation Fund—32

LVIP Delaware Foundation® Moderate Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Foundation® Moderate Allocation Fund Standard Class
	Six Months Ended 6/30/16[1] (unaudited)	12/31/15	12/31/14	Year Ended 12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$14.606	$15.631	$15.878	$14.477	$13.334	$13.650

Income (loss) from investment operations:
Net investment income[2]	0.129	0.281	0.325	0.295	0.303	0.320
Net realized and unrealized gain (loss)	0.212	(0.468)	0.409	1.746	1.199	(0.286)

Total from investment operations	0.341	(0.187)	0.734	2.041	1.502	0.034

Less dividends and distributions from:
Net investment income	—	(0.336)	(0.325)	(0.290)	(0.339)	(0.350)
Net realized gain	—	(0.502)	(0.656)	(0.350)	(0.020)	—

Total dividends and distributions	—	(0.838)	(0.981)	(0.640)	(0.359)	(0.350)

Net asset value, end of period	$14.947	$14.606	$15.631	$15.878	$14.477	$13.334

Total return[3]	2.34%	(1.15% )	4.63%	14.24%	11.30%	0.27%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$87,961	$91,928	$102,477	$103,403	$89,494	$112,260
Ratio of expenses to average net assets	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets prior to expenses waived/reimbursed.	0.97%	1.00%	0.94%	1.00%	1.00%	0.97%
Ratio of net investment income to average net assets	1.79%	1.79%	2.01%	1.92%	2.15%	2.31%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.55%	1.52%	1.80%	1.65%	1.88%	2.07%
Portfolio turnover	94%	124%	117%	163%	161%	143%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Moderate Allocation Fund–33

LVIP Delaware Foundation® Moderate Allocation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Foundation® Moderate Allocation Fund Service Class
	Six Months Ended 6/30/16[1] (unaudited)	12/31/15	12/31/14	Year Ended 12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$14.938	$15.966	$16.198	$14.761	$13.589	$13.905

Income (loss) from investment operations:
Net investment income[2]	0.113	0.246	0.290	0.262	0.274	0.289
Net realized and unrealized gain (loss)	0.215	(0.476)	0.418	1.777	1.221	(0.289)

Total from investment operations	0.328	(0.230)	0.708	2.039	1.495	—

Less dividends and distributions from:
Net investment income	—	(0.296)	(0.284)	(0.252)	(0.303)	(0.316)
Net realized gain	—	(0.502)	(0.656)	(0.350)	(0.020)	—

Total dividends and distributions	—	(0.798)	(0.940)	(0.602)	(0.323)	(0.316)

Net asset value, end of period	$15.266	$14.938	$15.966	$16.198	$14.761	$13.589

Total return[3]	2.21%	(1.39% )	4.38%	13.96%	11.03%	0.02%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10,400	$9,197	$7,534	$5,234	$2,665	$1,047
Ratio of expenses to average net assets	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.22%	1.25%	1.19%	1.25%	1.25%	1.22%
Ratio of net investment income to average net assets	1.54%	1.54%	1.76%	1.67%	1.90%	2.06%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.30%	1.27%	1.55%	1.40%	1.63%	1.82%
Portfolio turnover	94%	124%	117%	163%	161%	143%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Moderate Allocation Fund–34

LVIP Delaware Foundation® Moderate Allocation Fund

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Delaware Foundation® Moderate Allocation Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek capital appreciation with current income as a secondary objective.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Funds.

Security Valuation–Equity securities and exchange-traded funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities, credit default swap (“CDS”) contracts, and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2016 and for all open tax years (years ended December 31, 2012–December 31, 2015), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2016, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement

LVIP Delaware Foundation® Moderate Allocation Fund–35

LVIP Delaware Foundation® Moderate Allocation Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign exchange rates is included in the Statement of Operations under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, both types of changes in gain (loss) are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset-and mortgage-backed securities are classified as interest income. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $148 for the six months ended June 30, 2016. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2016.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisers, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate 0.75% of the average daily net assets of the Fund. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.10% of the Fund’s average daily net assets. The agreement will continue through at least April 30, 2017, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

LIAC has contractually agreed to waive its fees and/or reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.73% of average daily net assets for the Standard Class and 0.98% for the Service Class. The agreement will continue through at least April 30, 2017, and cannot be terminated before that date without the mutual agreement of Board and LIAC.

LVIP Delaware Foundation® Moderate Allocation Fund–36

LVIP Delaware Foundation® Moderate Allocation Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

Delaware Investments Fund Advisers (“DIFA”) (the “Sub-Adviser”), a series of Delaware Management Business Trust, and its affiliate, Jackson Square Partners, LLC (“JSP”), are responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays DIFA and JSP a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2016, costs for these administrative and legal services were as follows:

Administrative	$2,606
Legal	717

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $8,344 for the six months ended June 30, 2016.

The Fund offers Standard Class and Service Class shares. Pursuant to a distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual distribution and/or service fee (“12b-1 Fee”) at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the 12b-1 Fee is limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2016, the Fund had receivables due from and liabilities payable to affiliates as follows:

Expense reimbursement from LIAC	$14,761
Management fees payable to LIAC	52,334
Distribution fees payable to LFD	2,085
Printing and mailing fees payable to Lincoln Life	5,495

The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2016, the Fund engaged in securities purchases of $58,459 and securities sales of $101,009.

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$60,704,292
Purchases of U.S. government securities	28,557,241
Sales other than U.S. government securities	59,157,023
Sales of U.S. government securities	33,761,676

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$89,899,718

Aggregate unrealized appreciation	$17,443,524
Aggregate unrealized depreciation	(4,007,224)

Net unrealized appreciation	$13,436,300

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions

LVIP Delaware Foundation® Moderate Allocation Fund–37

LVIP Delaware Foundation® Moderate Allocation Fund

Notes to Financial Statements (continued)

3. Investments (continued)

market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stock
U.S. Markets
Aerospace & Defense	$918,064	$—	$—	$918,064
Air Freight & Logistics	40,178	—	—	40,178
Auto Components	355,422	—	—	355,422
Automobiles	55,937	—	—	55,937
Banks	1,115,441	143,159	—	1,258,600
Beverages	60,386	—	—	60,386
Biotechnology	1,376,046	—	—	1,376,046
Building Products	129,849	—	—	129,849
Capital Markets	591,945	—	—	591,945
Chemicals	557,068	—	—	557,068
Commercial Services & Supplies	508,839	—	—	508,839
Communications Equipment	461,182	—	—	461,182
Construction & Engineering	97,967	—	—	97,967
Consumer Finance	59,699	—	—	59,699
Containers & Packaging	42,874	—	—	42,874
Diversified Financial Services	342,219	—	—	342,219
Diversified Telecommunication Services	817,732	—	—	817,732
Electric Utilities	287,379	—	—	287,379
Electrical Equipment	44,797	—	—	44,797
Electronic Equipment, Instruments & Components	31,702	—	—	31,702
Energy Equipment & Services	385,952	—	—	385,952
Food & Staples Retailing	833,969	—	—	833,969
Food Products	959,515	—	—	959,515
Gas Utilities	78,667	—	—	78,667
Health Care Equipment & Supplies	422,871	35,666	—	458,537
Health Care Providers & Services	919,830	284,935	—	1,204,765
Health Care Technology	5,021	—	—	5,021
Hotels, Restaurants & Leisure	317,589	—	—	317,589
Household Durables	30,065	—	—	30,065
Household Products	161,667	—	—	161,667

LVIP Delaware Foundation® Moderate Allocation Fund–38

LVIP Delaware Foundation® Moderate Allocation Fund

Notes to Financial Statements (continued)

3. Investments (continued)

	Level 1	Level 2	Level 3	Total
Industrial Conglomerates	$166,214	$—	$—	$166,214
Insurance	900,698	90,449	—	991,147
Internet & Catalog Retail	727,786	—	—	727,786
Internet Software & Services	1,622,768	31,876	—	1,654,644
IT Services	1,460,555	234,403	—	1,694,958
Leisure Products	—	29,596	—	29,596
Life Sciences Tools & Services	91,638	—	—	91,638
Machinery	172,998	150,301	—	323,299
Media	696,888	—	—	696,888
Metals & Mining	127,695	—	—	127,695
Multi-Utilities	66,539	—	—	66,539
Oil, Gas & Consumable Fuels	1,444,121	—	—	1,444,121
Paper & Forest Products	96,257	—	—	96,257
Pharmaceuticals	1,721,501	—	—	1,721,501
Professional Services	413,586	—	—	413,586
Real Estate Investment Trusts	3,432,060	—	—	3,432,060
Road & Rail	142,345	—	—	142,345
Semiconductors & Semiconductor Equipment	1,230,073	—	—	1,230,073
Software	1,555,925	284,505	—	1,840,430
Specialty Retail	704,052	—	—	704,052
Technology Hardware, Storage & Peripherals	200,760	—	—	200,760
Textiles, Apparel & Luxury Goods	149,094	—	—	149,094
Thrifts & Mortgage Finance	28,166	—	—	28,166
Trading Companies & Distributors	60,488	—	—	60,488
Developed Markets
Aerospace & Defense	—	158,362	—	158,362
Air Freight & Logistics	—	262,990	—	262,990
Auto Components	—	279,719	—	279,719
Automobiles	—	479,931	—	479,931
Banks	—	999,671	—	999,671
Beverages	—	391,683	—	391,683
Biotechnology	—	100,553	—	100,553
Construction & Engineering	—	318,257	—	318,257
Diversified Telecommunication Services	—	433,684	—	433,684
Food & Staples Retailing	—	143,901	—	143,901
Food Products	—	164,786	—	164,786
Household Durables	—	231,768	—	231,768
Industrial Conglomerates	—	218,808	—	218,808
Insurance	—	214,968	—	214,968
IT Services	297,965	—	—	297,965
Life Sciences Tools & Services	51,457	—	—	51,457
Machinery	—	64,542	—	64,542
Media	31,799	91,121	—	122,920
Metals & Mining	156,075	134,736	—	290,811
Multi-Utilities	—	131,216	—	131,216
Oil, Gas & Consumable Fuels	155,350	201,319	—	356,669
Pharmaceuticals	531,225	878,721	—	1,409,946
Professional Services	—	354,869	—	354,869
Road & Rail	—	284,136	—	284,136
Software	—	151,364	—	151,364
Specialty Retail	—	198,906	—	198,906
Textiles, Apparel & Luxury Goods	—	471,613	—	471,613
Tobacco	—	310,327	—	310,327
Trading Companies & Distributors	—	346,421	—	346,421
Wireless Telecommunication Services	—	184,796	—	184,796
Emerging Markets

LVIP Delaware Foundation® Moderate Allocation Fund–39

LVIP Delaware Foundation® Moderate Allocation Fund

Notes to Financial Statements (continued)

3. Investments (continued)

	Level 1	Level 2	Level 3	Total
Airlines	$13,979	$—	$—	$13,979
Automobiles	—	105,022	—	105,022
Banks	344,685	374,417	—	719,102
Beverages	197,130	76,784	—	273,914
Building Products	—	98,122	—	98,122
Chemicals	85,869	—	—	85,869
Construction Materials	64,944	115,692	—	180,636
Diversified Financial Services	—	62,201	—	62,201
Diversified Telecommunication Services	130,248	31,048	—	161,296
Electronic Equipment, Instruments & Components	—	107,919	—	107,919
Food & Staples Retailing	90,402	—	—	90,402
Food Products	54,884	279,317	—	334,201
Hotels, Restaurants & Leisure	—	32,436	—	32,436
Insurance	—	82,960	—	82,960
Internet & Catalog Retail	8,937	55,424	—	64,361
Internet Software & Services	474,744	291,017	—	765,761
IT Services	—	43,470	—	43,470
Media	124,992	—	—	124,992
Metals & Mining	21,758	6,331	—	28,089
Multiline Retail	—	51,718	—	51,718
Oil, Gas & Consumable Fuels	573,470	213,631	—	787,101
Paper & Forest Products	—	36,034	—	36,034
Personal Products	73,826	—	—	73,826
Real Estate Management & Development	—	32,775	—	32,775
Road & Rail	3,313	—	—	3,313
Semiconductors & Semiconductor Equipment	97,051	178,238	—	275,289
Technology Hardware, Storage & Peripherals	—	467,007	—	467,007
Wireless Telecommunication Services	547,337	247,700	—	795,037
Convertible Preferred Stock	76,949	17,329	—	94,278
Exchange-Traded Funds	7,041,984	—	—	7,041,984
Preferred Stock	—	270,326	—	270,326
Agency Asset-Backed Security	—	201	—	201
Agency Collateralized Mortgage Obligations	—	1,077,182	41,147	1,118,329
Agency Commercial Mortgage-Backed Securities	—	624,109	30,599	654,708
Agency Mortgage-Backed Securities	—	12,742,190	—	12,742,190
Convertible Bonds	—	466,169	—	466,169
Corporate Bonds	—	17,562,775	—	17,562,775
Municipal Bonds	—	401,044	—	401,044
Non-Agency Asset-Backed Securities	—	1,572,270	—	1,572,270
Non-Agency Collateralized Mortgage Obligations	—	117,697	—	117,697
Non-Agency Commercial Mortgage-Backed Securities	—	1,990,195	—	1,990,195
Regional Bonds	—	333,907	—	333,907
Senior Secured Loans	—	1,126,931	61,425	1,188,356
Sovereign Bonds	—	597,040	—	597,040
Supranational Banks	—	237,932	—	237,932
U.S. Treasury Obligations	—	3,170,993	—	3,170,993
Options Purchased	2,750	—	—	2,750
Right	—	—	—	—
Money Market Fund	1,942,034	—	—	1,942,034
Short-Term Investments	—	6,000,000	—	6,000,000

Total	$42,417,236	$60,785,611	$133,171	$103,336,018

LVIP Delaware Foundation® Moderate Allocation Fund–40

LVIP Delaware Foundation® Moderate Allocation Fund

Notes to Financial Statements (continued)

3. Investments (continued)

	Level 1	Level 2	Level 3	Total
Foreign Currency Exchange Contracts	$ —	$(2,292)	$—	$(2,292)
Futures Contracts	$29,588	$ —	$—	$29,588
Swap Contracts	$ —	$ 6,845	$—	$ 6,845

As a result of utilizing international fair value pricing at June 30, 2016, a portion of the portfolio was categorized as Level 2.

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/16	Year Ended 12/31/15
Shares sold:
Standard Class	291,203	695,505
Service Class	89,211	156,651
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	352,969
Service Class	—	29,956

	380,414	1,235,081

Shares redeemed:
Standard Class	(699,904)	(1,310,869)
Service Class	(23,666)	(42,770)

	(723,570)	(1,353,639)

Net decrease	(343,156)	(118,558)

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the

LVIP Delaware Foundation® Moderate Allocation Fund–41

LVIP Delaware Foundation® Moderate Allocation Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts–During the six months ended June 30, 2016, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; to increase yield during low interest rate environment; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.

Transactions in options written during the six months ended June 30, 2016 for the Fund were as follows:

Call Options	Number of Contracts	Premiums
Options outstanding at December 31, 2015	—	$—
Options written	(66,017)	(4,261)
Options expired	66,000	605
Options terminated in closing purchase transactions	17	2,656

Options outstanding at June 30, 2016	—	$—

Put Options	Number of Contracts	Premiums
Options outstanding at December 31, 2015	—	$—
Options written	(66,000)	(619)
Options expired	66,000	619

Options outstanding at June 30, 2016	—	$—

Swap Contracts–The Fund enters into CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.

Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.

LVIP Delaware Foundation® Moderate Allocation Fund–42

LVIP Delaware Foundation® Moderate Allocation Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

During the six months ended June 30, 2016, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to central counterparties for centrally cleared CDS basket trades, as determined by an applicable central counterparty.

As disclosed in the footnotes to the Schedule of Investments, at June 30, 2016, the notional value of the protection sold was $570,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At June 30, 2016, the net unrealized appreciation of the protection sold was $6,845.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its positions in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.

Fair values of derivative instruments as of June 30, 2016 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities	Fair Value	Statement of Assets and Liabilities	Fair Value
Currency contracts (Foreign currency exchange contracts)	Unrealized depreciation of foreign currency exchange contracts	$ 6,465	Unrealized depreciation of foreign currency exchange contracts	$ (8,757)
Equity contracts (Futures contracts)	Unrealized appreciation of futures contracts	—	Unrealized appreciation of futures contracts	(29,656)
Interest rate contracts (Futures contracts)	Unrealized appreciation of futures contracts	102,342	Unrealized appreciation of futures contracts	(43,098)
Interest rate contracts (Option purchased)	Options purchased, at value	2,750	Options purchased, at value	—
Credit contracts (Swap contracts)	Unrealized appreciation on credit default swap contracts	6,845	Unrealized appreciation on credit default swap contracts	—
Total		$118,402		$(81,511)

LVIP Delaware Foundation® Moderate Allocation Fund–43

LVIP Delaware Foundation® Moderate Allocation Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Foreign currency exchange contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(35,531)	$1,047
Equity contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	734	(18,522)
Interest rate contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	21,976	73,534
Interest rate contracts (Options purchase)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	9,706	(2,496)
Interest rate contracts (Options written)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	(13,267)	—
Currency contracts (Options written)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	2,224	—
Credit contracts (Swap contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(19,333)	2,233
Interest rate contracts (Swap contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	69,393	—

Total		$35,902	$55,796

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2016. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2016.

	Asset Derivative Volume		Liability Derivative Volume
Foreign currency exchange contracts (average cost)	USD	185,594	USD	556,584
Futures contracts (average notional value)	USD	2,138,239	USD	2,056,471
Options contracts (average notional value)	USD	1,739	USD	138
CDS contracts (average notional value)*	EUR	118,880	EUR	—
	USD	577,800	USD	186,880
Interest rate swap contracts (average notional value)	USD	675,840	USD	—

*Asset represents buying protection and liability represents selling protection.

In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

LVIP Delaware Foundation® Moderate Allocation Fund–44

LVIP Delaware Foundation® Moderate Allocation Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

At June 30, 2016 , the Fund held the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of America Merrill Lynch	$ 1,724	$ (3,878)	$(2,154)
BNP Paribas	419	(117)	302
BNY Mellon	708	(2,569)	(1,861)
Hong Kong Shanghai Bank	9,200	—	9,200
JPMorgan Chase Bank	102,441	(73,545)	28,896
Toronto Dominion Bank	—	(1,400)	(1,400)
Total	$114,492	$(81,509)	$32,983

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Amount[a]
Bank of America Merrill Lynch	$(2,154)	$—	$—	$—	$ —	$(2,154)
BNP Paribas	302	—	—	—	—	302
BNY Mellon	(1,861)	—	—	—	—	(1,861)
Hong Kong Shanghai Bank	9,200	—	—	—	—	9,200
JPMorgan Chase Bank	28,896	—	—	—	(28,896)	—
Toronto Dominion Bank	(1,400)	—	—	—	—	(1,400)
Total	$32,983	$—	$—	$—	$(28,896)	$ 4,087

aNet amount represents the receivable/(payable) that would be due from/(to) the counterparty in an event of default.

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard and Poor’s Financial Services LLC and/or Ba or lower by Moody’s Investors Service Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely effected by changes in interest rates and shifts in market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of

LVIP Delaware Foundation® Moderate Allocation Fund–45

LVIP Delaware Foundation® Moderate Allocation Fund

Notes to Financial Statements (continued)

6. Credit and Market Risk (continued)

principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2016. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A and illiquid securities are identified on the Schedule of Investments.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Delaware Foundation® Moderate Allocation Fund–46

LVIP Dimensional U.S. Core Equity 1 Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2016

LVIP Dimensional U.S. Core Equity 1 Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Dimensional U.S. Core Equity 1 Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2016 to June 30, 2016

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*

Actual
Standard Class Shares	$1,000.00	$1,034.30	0.40%	$2.02
Service Class Shares	1,000.00	1,032.50	0.75%	3.79

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.87	0.40%	$2.01
Service Class Shares	1,000.00	1,021.13	0.75%	3.77

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Dimensional U.S. Core Equity 1 Fund–1

LVIP Dimensional U.S. Core Equity 1 Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2016

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets

Common Stock	99.68%
Aerospace & Defense	2.78%
Air Freight & Logistics	0.71%
Airlines	0.71%
Auto Components	0.74%
Automobiles	0.60%
Banks	5.65%
Beverages	1.92%
Biotechnology	2.47%
Building Products	0.48%
Capital Markets	1.68%
Chemicals	2.60%
Commercial Services & Supplies	1.35%
Communications Equipment	1.12%
Construction & Engineering	0.42%
Construction Materials	0.20%
Consumer Finance	0.90%
Containers & Packaging	0.84%
Distributors	0.21%
Diversified Consumer Services	0.27%
Diversified Financial Services	1.51%
Diversified Telecommunication Services	2.58%
Electric Utilities	1.88%
Electrical Equipment	0.69%
Electronic Equipment, Instruments & Components	1.27%
Energy Equipment & Services	0.90%
Food & Staples Retailing	1.96%
Food Products	2.02%
Gas Utilities	0.62%
Health Care Equipment & Supplies	2.08%
Health Care Providers & Services	3.17%
Health Care Technology	0.17%
Hotels, Restaurants & Leisure	2.62%
Household Durables	0.88%
Household Products	1.33%
Independent Power & Renewable Electricity Producers	0.21%
Industrial Conglomerates	1.21%
Insurance	3.34%
Internet & Catalog Retail	1.60%
Internet Software & Services	2.24%
IT Services	3.97%
Leisure Products	0.28%
Life Sciences Tools & Services	0.81%
Machinery	2.69%
Marine	0.06%
Media	3.26%

Security Type/Sector	Percentage of Net Assets

Metals & Mining	0.79%
Multiline Retail	0.65%
Multi-Utilities	1.14%
Oil, Gas & Consumable Fuels	4.93%
Paper & Forest Products	0.15%
Personal Products	0.27%
Pharmaceuticals	3.62%
Professional Services	0.67%
Real Estate Management & Development	0.21%
Road & Rail	1.15%
Semiconductors & Semiconductor Equipment	3.08%
Software	3.38%
Specialty Retail	3.55%
Technology Hardware, Storage & Peripherals	3.50%
Textiles, Apparel & Luxury Goods	1.05%
Thrifts & Mortgage Finance	0.31%
Tobacco	1.33%
Trading Companies & Distributors	0.51%
Transportation Infrastructure	0.03%
Water Utilities	0.20%
Wireless Telecommunication Services	0.16%

Right	0.00%

Money Market Fund	0.13%

Total Value of Securities	99.81%

Receivables and Other Assets Net of Liabilities	0.19%

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets

Apple	2.75%
Exxon Mobil	1.44%
Microsoft	1.38%
Johnson & Johnson	1.22%
Amazon.com	1.14%
Verizon Communications	1.12%
AT&T	1.10%
Comcast Class A	0.93%
Wells Fargo	0.93%
Intel	0.90%

Total	12.91%

IT–Information Technology

LVIP Dimensional U.S. Core Equity 1 Fund–2

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–99.68%
Aerospace & Defense–2.78%
AAR	6,789	$158,455
†Aerojet Rocketdyne Holdings	9,478	173,258
†Aerovironment	2,215	61,577
†Astronics	2,505	83,316
†Astronics Class B	375	12,420
B/E Aerospace	6,033	278,574
Boeing	37,923	4,925,060
BWX Technologies	11,734	419,725
Cubic	3,873	155,540
Curtiss-Wright	6,659	561,021
†DigitalGlobe	10,882	232,766
†Ducommun	1,600	31,648
†Esterline Technologies	4,509	279,738
General Dynamics	13,232	1,842,424
HEICO	3,473	232,031
HEICO Class A	4,578	245,610
Hexcel	12,095	503,636
Honeywell International	36,684	4,267,083
Huntington Ingalls Industries	7,025	1,180,411
†KLX	6,809	211,079
†Kratos Defense & Security Solutions	5,182	21,246
L-3 Communications Holdings	4,693	688,416
Lockheed Martin	15,708	3,898,254
†Mercury Systems	3,446	85,668
†Moog Class A	5,219	281,408
Northrop Grumman	9,036	2,008,522
Orbital ATK	8,195	697,722
Raytheon	13,074	1,777,410
Rockwell Collins	11,575	985,495
†Spirit AeroSystems Holdings Class A	7,938	341,334
†TASER International	1,443	35,902
†Teledyne Technologies	4,923	487,623
Textron	22,144	809,585
†TransDigm Group	3,095	816,121
Triumph Group	6,690	237,495
United Technologies	36,406	3,733,435

		32,761,008

Air Freight & Logistics–0.71%
†Air Transport Services Group	11,784	152,721
†Atlas Air Worldwide Holdings	3,789	156,940
CH Robinson Worldwide	11,156	828,333
†Echo Global Logistics	2,584	57,933
Expeditors International of Washington	11,713	574,406
FedEx	11,653	1,768,692
Forward Air	3,352	149,265
†Hub Group Class A	4,075	156,358
Park-Ohio Holdings	801	22,652
United Parcel Service Class B	39,912	4,299,321
†XPO Logistics	9,607	252,280

		8,418,901

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Airlines–0.71%
Alaska Air Group	16,423	$957,297
Allegiant Travel	2,149	325,573
American Airlines Group	40,394	1,143,554
Copa Holdings Class A	4,803	251,005
Delta Air Lines	46,387	1,689,878
†Hawaiian Holdings	9,950	377,702
†JetBlue Airways	30,530	505,577
SkyWest	6,659	176,197
Southwest Airlines	39,453	1,546,952
†Spirit Airlines	10,860	487,288
†United Continental Holdings	21,708	890,896

		8,351,919

Auto Components–0.74%
†American Axle & Manufacturing Holdings	8,555	123,876
Autoliv	7,240	777,938
BorgWarner	18,858	556,688
Cooper Tire & Rubber	10,762	320,923
†Cooper-Standard Holding	1,676	132,387
Dana Holding	30,421	321,246
Delphi Automotive	16,408	1,027,141
†Dorman Products	200	11,440
Drew Industries	3,305	280,396
†Federal-Mogul Holdings Class A	11,461	95,241
†Fox Factory Holding	4,534	78,756
Gentex	39,164	605,084
†Gentherm	4,875	166,969
Goodyear Tire & Rubber	38,344	983,907
†Horizon Global	2,190	24,857
Johnson Controls	25,800	1,141,908
Lear	6,985	710,794
†Modine Manufacturing	8,303	73,066
†Motorcar Parts of America	2,029	55,148
Standard Motor Products	2,906	115,601
†Stoneridge	3,532	52,768
Superior Industries International	3,283	87,919
†Tenneco	8,836	411,846
Tower International	4,230	87,053
Visteon	6,978	459,222

		8,702,174

Automobiles–0.60%
Ford Motor	270,509	3,400,298
General Motors	71,065	2,011,139
Harley-Davidson	15,921	721,221
†Tesla Motors	1,590	337,525
Thor Industries	7,273	470,854
Winnebago Industries	3,677	84,277

		7,025,314

LVIP Dimensional U.S. Core Equity 1 Fund–3

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks–5.65%
1st Source	2,576	$83,437
Ameris Bancorp	3,331	98,931
Arrow Financial	432	13,085
Associated Banc-Corp	18,002	308,734
Banc of California	858	15,530
BancFirst	192	11,581
†Bancorp	1,514	9,114
BancorpSouth	13,499	306,292
Bank of America	425,469	5,645,974
Bank of Hawaii	5,806	399,453
Bank of the Ozarks	9,112	341,882
BankUnited	12,210	375,091
Banner	3,101	131,917
BB&T	32,705	1,164,625
BBCN Bancorp	12,568	187,515
Berkshire Hills Bancorp	5,646	151,990
BNC Bancorp	2,712	61,590
BOK Financial	5,855	367,109
Boston Private Financial Holdings	14,301	168,466
Brookline Bancorp	9,134	100,748
Bryn Mawr Bank	2,262	66,050
Camden National	424	17,808
Capital Bank Financial	4,655	134,064
Cardinal Financial	3,968	87,058
Cathay General Bancorp	10,056	283,579
CenterState Banks of Florida	2,822	44,447
Central Pacific Financial	5,001	118,024
Chemical Financial	4,839	180,446
CIT Group	10,255	327,237
Citigroup	121,112	5,133,938
@City Holding	2,841	129,180
@CoBiz Financial	3,260	38,142
Columbia Banking System	8,265	231,916
Comerica	9,594	394,601
Commerce Bancshares	13,947	668,061
Community Bank System	7,256	298,149
Community Trust Bancorp	1,117	38,715
ConnectOne Bancorp	2,533	39,743
Cullen/Frost Bankers	6,810	434,001
†Customers Bancorp	3,657	91,900
CVB Financial	12,226	200,384
†Eagle Bancorp	3,520	169,347
East West Bancorp	14,663	501,181
Enterprise Financial Services	1,260	35,141
†FCB Financial Holdings Class A	2,044	69,496
Fidelity Southern	1,928	30,212
Fifth Third Bancorp	49,269	866,642
†First BanCorp (Puerto Rico)	32,583	129,354
First Busey	2,156	46,117
First Citizens BancShares Class A	925	239,492
First Commonwealth Financial	14,092	129,646
First Financial	880	32,226

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
First Financial Bancorp	9,348	$181,819
First Horizon National	28,550	393,419
First Interstate BancSystem	3,666	103,015
First Merchants	5,490	136,866
First Midwest Bancorp	14,084	247,315
†First NBC Bank Holding	2,270	38,113
First Niagara Financial Group	40,123	390,798
First of Long Island	800	22,936
First Republic Bank	13,071	914,839
FirstMerit	20,372	412,940
@Flushing Financial	4,876	96,935
FNB	25,558	320,497
Fulton Financial	21,249	286,861
Glacier Bancorp	10,015	266,199
Great Southern Bancorp	946	34,974
Guaranty Bancorp	864	14,429
Hancock Holding	11,693	305,304
Hanmi Financial	4,000	93,960
Heartland Financial USA	2,604	91,895
Heritage Commerce	487	5,128
Heritage Financial	3,857	67,806
†Hilltop Holdings	14,415	302,571
Home BancShares	17,596	348,225
†HomeTrust Bancshares	901	16,669
Huntington Bancshares	74,523	666,236
IBERIABANK	4,998	298,531
Independent Bank (Massachusetts)	3,374	154,192
Independent Bank Group	1,383	59,345
International Bancshares	10,063	262,544
Investors Bancorp	37,926	420,220
JPMorgan Chase	156,544	9,727,644
KeyCorp	47,798	528,168
Lakeland Bancorp	1,264	14,384
Lakeland Financial	1,868	87,815
LegacyTexas Financial Group	5,131	138,075
M&T Bank	4,922	581,928
MB Financial	9,540	346,111
Mercantile Bank	836	19,947
National Bank Holdings Class A	3,583	72,950
NBT Bancorp	5,373	153,829
OFG Bancorp	4,091	33,955
Old National Bancorp	17,834	223,460
Opus Bank	660	22,308
†Pacific Premier Bancorp	1,227	29,448
PacWest Bancorp	10,759	427,993
Peapack Gladstone Financial	548	10,143
Peoples Bancorp	481	10,481
People’s United Financial	25,518	374,094
Pinnacle Financial Partners	4,099	200,236
PNC Financial Services Group	21,686	1,765,024
Popular	12,693	371,905
Preferred Bank	230	6,641

LVIP Dimensional U.S. Core Equity 1 Fund–4

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
PrivateBancorp	11,176	$492,079
Prosperity Bancshares	7,549	384,923
Regions Financial	72,373	615,894
Renasant	5,232	169,151
S&T Bancorp	3,442	84,157
Sandy Spring Bancorp	3,312	96,247
†Seacoast Banking Corp of Florida	1,194	19,391
ServisFirst Bancshares	80	3,951
†Signature Bank	2,593	323,918
Simmons First National Class A	1,963	90,661
South State	3,499	238,107
Southside Bancshares	910	28,136
Southwest Bancorp	2,660	45,034
State Bank Financial	5,416	110,216
Sterling Bancorp	16,375	257,087
Stock Yards Bancorp	2,112	59,622
SunTrust Banks	21,339	876,606
†SVB Financial Group	4,498	428,030
Synovus Financial	16,013	464,217
Talmer Bancorp Class A	10,621	203,605
TCF Financial	27,139	343,308
†Texas Capital Bancshares	5,756	269,151
Tompkins Financial	1,080	70,200
TowneBank	6,489	140,487
TriCo Bancshares	1,599	44,132
Trustmark	10,322	256,502
U.S. Bancorp	73,174	2,951,107
UMB Financial	6,082	323,623
Umpqua Holdings	25,379	392,613
Union Bankshares	7,033	173,785
United Bankshares	8,323	312,196
United Community Banks	7,355	134,523
Univest Corp of Pennsylvania	1,042	21,903
Valley National Bancorp	29,056	264,991
Washington Trust Bancorp	1,086	41,181
Webster Financial	11,063	375,589
Wells Fargo	230,584	10,913,541
WesBanco	4,468	138,731
Westamerica Bancorporation	2,893	142,509
†Western Alliance Bancorp	8,104	264,596
Wilshire Bancorp	10,111	105,357
Wintrust Financial	5,764	293,964
Yadkin Financial	3,834	96,195
Zions Bancorporation	11,912	299,349

		66,611,046

Beverages–1.92%
†Boston Beer Class A	1,347	230,377
Brown-Forman Class A	523	56,500
Brown-Forman Class B	6,886	686,947
Coca-Cola	186,990	8,476,257
Coca-Cola Bottling Consolidated	1,354	199,674

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Beverages (continued)
Coca-Cola European Partners	19,755	$705,056
Constellation Brands Class A	5,045	834,443
Dr Pepper Snapple Group	13,027	1,258,799
MGP Ingredients	1,497	57,230
Molson Coors Brewing Class B	5,161	521,932
†Monster Beverage	4,163	669,036
†National Beverage	1,899	119,276
PepsiCo	83,267	8,821,306

		22,636,833

Biotechnology–2.47%
AbbVie	94,538	5,852,848
†ACADIA Pharmaceuticals	307	9,965
†Acorda Therapeutics	4,839	123,419
†Alexion Pharmaceuticals	3,978	464,471
†Alkermes	3,336	144,182
†Alnylam Pharmaceuticals	2,227	123,576
Amgen	29,424	4,476,862
†Biogen	11,266	2,724,344
†BioMarin Pharmaceutical	3,782	294,240
†Bluebird Bio	2,058	89,091
†Celgene	33,922	3,345,727
†Clovis Oncology	1,025	14,063
†Emergent BioSolutions	5,759	161,943
†Five Prime Therapeutics	247	10,213
Gilead Sciences	88,005	7,341,377
†Incyte	4,184	334,636
†Insys Therapeutics	2,779	35,960
†Intercept Pharmaceuticals	795	113,431
†Ligand Pharmaceuticals Class B	1,549	184,749
†Medivation	12,620	760,986
†Myriad Genetics	6,072	185,803
†Neurocrine Biosciences	3,241	147,303
†OPKO Health	26,983	252,021
†Regeneron Pharmaceuticals	3,070	1,072,136
†Seattle Genetics	4,382	177,077
Shire ADR	—	85
†United Therapeutics	3,080	326,234
†Vertex Pharmaceuticals	3,876	333,414

		29,100,156

Building Products–0.48%
AAON	7,398	203,519
Allegion	3,626	251,753
†American Woodmark	2,433	161,503
AO Smith	5,428	478,261
Apogee Enterprises	3,439	159,398
†Armstrong Flooring	3,796	64,342
†Armstrong World Industries	7,592	297,227
†Builders FirstSource	12,418	139,703
†Continental Building Products	6,258	139,115
Fortune Brands Home & Security	8,581	497,441

LVIP Dimensional U.S. Core Equity 1 Fund–5

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Building Products (continued)
†Gibraltar Industries	3,900	$123,123
Insteel Industries	1,756	50,204
Lennox International	3,124	445,482
Masco	22,402	693,118
†NCI Building Systems	6,362	101,728
†Nortek	596	35,349
Owens Corning	12,082	622,465
†Patrick Industries	2,808	169,294
†PGT	8,191	84,367
†Ply Gem Holdings	5,809	84,637
Quanex Building Products	4,360	81,052
Simpson Manufacturing	4,772	190,737
†Trex	4,106	184,442
Universal Forest Products	1,382	128,098
†USG	10,447	281,651

		5,668,009

Capital Markets–1.68%
†Affiliated Managers Group	4,373	615,587
Ameriprise Financial	10,399	934,350
Artisan Partners Asset Management	3,789	104,880
Bank of New York Mellon	46,195	1,794,676
BGC Partners Class A	27,104	236,076
BlackRock	3,337	1,143,023
Charles Schwab	33,576	849,809
Cohen & Steers	4,394	177,693
Diamond Hill Investment Group	152	28,640
†E*TRADE Financial	15,622	366,961
Eaton Vance	18,805	664,569
Evercore Partners Class A	5,155	227,799
Federated Investors Class B	13,518	389,048
Franklin Resources	21,004	700,903
Goldman Sachs Group	15,000	2,228,700
Greenhill & Co.	3,574	57,541
HFF Class A	5,221	150,782
Interactive Brokers Group	8,526	301,820
†INTL. FCStone	1,728	47,157
Invesco	26,923	687,613
Investment Technology Group	5,918	98,949
Janus Capital Group	23,005	320,230
†KCG Holdings	12,555	166,981
Legg Mason	12,215	360,220
LPL Financial Holdings	16,584	373,638
Moelis & Co.	434	9,765
Morgan Stanley	58,921	1,530,768
Northern Trust	19,892	1,318,044
NorthStar Asset Management Group	8,384	85,601
Oppenheimer Holdings Class A	566	8,750
Raymond James Financial	13,800	680,340
SEI Investments	9,432	453,774
State Street	13,574	731,910
†Stifel Financial	8,209	258,173

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Capital Markets (continued)
T. Rowe Price Group	12,360	$901,909
TD Ameritrade Holding	11,630	331,164
Virtus Investment Partners	817	58,154
Waddell & Reed Financial Class A	15,478	266,531
Westwood Holdings Group	147	7,615
WisdomTree Investments	12,979	127,064

		19,797,207

Chemicals–2.60%
A. Schulman	4,438	108,376
Air Products & Chemicals	8,136	1,155,637
Albemarle	6,061	480,698
American Vanguard	3,629	54,834
Ashland	4,435	509,005
Axiall	10,643	347,068
Balchem	2,885	172,090
Cabot	8,060	368,020
Calgon Carbon	8,361	109,947
Celanese Class A	9,212	602,925
CF Industries Holdings	26,901	648,314
†Chemtura	9,586	252,879
Dow Chemical	51,650	2,567,521
Eastman Chemical	18,625	1,264,637
Ecolab	11,805	1,400,073
EI du Pont de Nemours	37,593	2,436,026
FMC	7,320	338,989
FutureFuel	4,566	49,678
†GCP Applied Technologies	5,509	143,454
H.B. Fuller	5,740	252,503
Hawkins	819	35,553
Huntsman	46,016	618,915
†Ingevity	2,439	83,024
Innophos Holdings	2,701	114,009
Innospec	4,258	195,825
International Flavors & Fragrances	5,956	750,873
KMG Chemicals	1,701	44,209
†Koppers Holdings	2,915	89,578
†Kraton Performance Polymers	4,560	127,361
Kronos Worldwide	6,569	34,487
†LSB Industries	2,575	31,106
LyondellBasell Industries Class A	25,148	1,871,514
Minerals Technologies	4,368	248,102
Monsanto	24,155	2,497,869
Mosaic	31,833	833,388
NewMarket	1,427	591,320
Olin	22,736	564,762
†OMNOVA Solutions	2,534	18,371
†Platform Specialty Products	22,651	201,141
PolyOne	12,817	451,671
PPG Industries	13,312	1,386,445
Praxair	16,799	1,888,040
Quaker Chemical	1,377	122,828

LVIP Dimensional U.S. Core Equity 1 Fund–6

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Chemicals (continued)
RPM International	11,498	$574,325
Scotts Miracle-Gro Class A	8,700	608,217
Sensient Technologies	3,376	239,831
Sherwin-Williams	4,501	1,321,809
Stepan	2,486	147,992
†Trecora Resources	1,810	18,878
Tredegar	492	7,931
Tronox	7,502	33,084
Valspar	7,308	789,483
W.R. Grace	5,509	403,314
Westlake Chemical	11,121	477,313

		30,685,242

Commercial Services & Supplies–1.35%
ABM Industries	7,883	287,572
†ACCO Brands	15,297	158,018
†ARC Document Solutions	6,046	23,519
Brady Class A	6,818	208,358
Brink’s	6,531	186,068
Cintas	8,381	822,428
†Clean Harbors	9,325	485,926
†Copart	16,745	820,672
Covanta Holding	22,488	369,928
Deluxe	9,390	623,214
Ennis	3,323	63,735
Essendant	5,795	177,095
G&K Services Class A	2,774	212,405
Herman Miller	8,070	241,212
HNI	6,100	283,589
Interface Class A	8,682	132,401
KAR Auction Services	13,984	583,692
Kimball International Class B	4,901	55,773
Knoll	7,864	190,938
Matthews International Class A	3,204	178,271
McGrath RentCorp	3,969	121,412
Mobile Mini	5,916	204,930
MSA Safety	4,253	223,410
Multi-Color	1,912	121,221
Pitney Bowes	23,939	426,114
Quad/Graphics	5,244	122,133
R.R. Donnelley & Sons	33,962	574,637
Republic Services	43,925	2,253,792
Rollins	13,074	382,676
†SP Plus	3,002	67,785
Steelcase Class A	12,090	164,061
†Stericycle	4,662	485,407
†Team	2,683	66,619
Tetra Tech	8,459	260,072
†TRC	1,338	8,456
Tyco International	25,189	1,073,051
U.S. Ecology	3,569	163,996
UniFirst	2,026	234,449

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Commercial Services & Supplies (continued)
Viad	1,892	$58,652
VSE	300	20,040
Waste Connections	17,396	1,253,382
Waste Management	20,630	1,367,150
West	11,036	216,968

		15,975,227

Communications Equipment–1.12%
ADTRAN	4,884	91,087
†Arista Networks	3,731	240,202
†ARRIS International	22,220	465,731
Brocade Communications Systems	61,076	560,678
†CalAmp	2,806	41,557
†Calix	3,340	23,079
†Ciena	14,673	275,119
Cisco Systems	223,566	6,414,109
†CommScope Holding	12,171	377,666
Comtech Telecommunications	2,467	31,676
†EchoStar Class A	6,579	261,186
†F5 Networks	4,506	512,963
†Finisar	13,225	231,570
†Harmonic	15,891	45,289
Harris	8,495	708,823
†Infinera	2,440	27,523
InterDigital	6,220	346,330
†Ixia	8,963	88,017
Juniper Networks	22,261	500,650
Motorola Solutions	5,314	350,565
†NETGEAR	4,473	212,646
†NetScout Systems	3,994	88,867
†Palo Alto Networks	1,993	244,422
Plantronics	3,909	171,996
†Polycom	16,826	189,293
†ShoreTel	4,568	30,560
†Sonus Networks	7,554	65,644
†Ubiquiti Networks	5,466	211,316
†ViaSat	4,826	344,576
†Viavi Solutions	10,836	71,843

		13,224,983

Construction & Engineering–0.42%
†AECOM	18,267	580,343
†Aegion	4,365	85,161
Argan	2,865	119,528
Chicago Bridge & Iron	12,398	429,343
Comfort Systems USA	5,275	171,807
†Dycom Industries	5,163	463,431
EMCOR Group	9,724	479,004
Fluor	15,066	742,452
Granite Construction	4,504	205,157
†Great Lakes Dredge & Dock	483	2,106
†Jacobs Engineering Group	7,177	357,486

LVIP Dimensional U.S. Core Equity 1 Fund–7

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Construction & Engineering (continued)
KBR	15,549	$205,869
†MasTec	3,310	73,879
†MYR Group	2,986	71,903
Primoris Services	3,904	73,903
†Quanta Services	18,900	436,968
†Tutor Perini	7,043	165,863
Valmont Industries	2,153	291,236

		4,955,439

Construction Materials–0.20%
Eagle Materials	5,781	446,004
†Headwaters	9,629	172,744
Martin Marietta Materials	3,480	668,160
†US Concrete	2,396	145,940
Vulcan Materials	8,235	991,165

		2,424,013

Consumer Finance–0.90%
†Ally Financial	26,793	457,356
American Express	43,293	2,630,483
Capital One Financial	26,077	1,656,150
Cash America International	4,207	179,302
†Credit Acceptance	2,546	471,214
Discover Financial Services	29,578	1,585,085
†Encore Capital Group	3,358	79,014
†Enova International	937	6,896
†EZCORP Class A	6,690	50,576
First Cash Financial Services	3,446	176,883
†Green Dot Class A	5,105	117,364
Navient	57,265	684,317
Nelnet Class A	4,320	150,120
†OneMain Holdings	9,601	219,095
†PRA Group	6,942	167,580
†Santander Consumer USA Holdings	11,067	114,322
†SLM	54,985	339,807
†Synchrony Financial	59,805	1,511,870

		10,597,434

Containers & Packaging–0.84%
AEP Industries	1,162	93,494
AptarGroup	9,760	772,309
Avery Dennison	10,390	776,653
Ball	11,756	849,841
Bemis	16,843	867,246
†Berry Plastics Group	10,012	388,966
†Crown Holdings	7,001	354,741
Graphic Packaging Holding	63,505	796,353
Greif Class A	3,312	123,438
International Paper	21,242	900,236
Myers Industries	2,920	42,048
†Owens-Illinois	29,881	538,157
Packaging Corp of America	10,592	708,923
Sealed Air	16,972	780,203

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Containers & Packaging (continued)
Silgan Holdings	11,004	$566,266
Sonoco Products	15,608	775,093
WestRock	14,639	569,018

		9,902,985

Distributors–0.21%
Core-Mark Holding	5,228	244,984
Genuine Parts	11,206	1,134,607
†LKQ	21,855	692,803
Pool	4,978	468,081

		2,540,475

Diversified Consumer Services–0.27%
†American Public Education	2,213	62,185
†Bright Horizons Family Solutions	6,159	408,403
Capella Education	1,204	63,379
†Career Education	2,503	14,893
Carriage Services	2,326	55,080
Graham Holdings	553	270,716
†Grand Canyon Education	6,766	270,099
H&R Block	17,103	393,369
†Houghton Mifflin Harcourt	14,700	229,761
†K12	6,889	86,044
Service Corp International	25,237	682,408
†ServiceMaster Global Holdings	8,653	344,389
Sotheby’s	7,971	218,405
†Strayer Education	1,056	51,881

		3,151,012

Diversified Financial Services–1.51%
†Berkshire Hathaway Class B	65,443	9,475,492
CBOE Holdings	8,400	559,608
CME Group	12,919	1,258,311
FactSet Research Systems	3,459	558,352
GAIN Capital Holdings	5,501	34,766
Intercontinental Exchange	3,191	816,768
Leucadia National	19,765	342,527
MarketAxess Holdings	3,353	487,526
Moody’s	7,458	698,889
Morningstar	5,529	452,162
MSCI	6,463	498,427
Nasdaq	10,110	653,814
†PICO Holdings	2,699	25,533
S&P Global	15,553	1,668,215
Voya Financial	11,977	296,551

		17,826,941

Diversified Telecommunication Services–2.58%
AT&T	301,096	13,010,358
ATN International	1,514	117,804
CenturyLink	40,860	1,185,349
†Cincinnati Bell	25,476	116,425
Cogent Communications Holdings	5,986	239,799

LVIP Dimensional U.S. Core Equity 1 Fund–8

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
Consolidated Communications Holdings	8,146	$221,897
†FairPoint Communications	2,657	39,005
Frontier Communications	85,293	421,347
†General Communication Class A	7,752	122,482
IDT Class B	3,397	48,203
Inteliquent	5,052	100,484
†Level 3 Communications	13,761	708,554
†Lumos Networks	2,700	32,670
†ORBCOMM	9,336	92,893
†SBA Communications Class A	7,366	795,086
Verizon Communications	236,167	13,187,565

		30,439,921

Electric Utilities–1.88%
ALLETE	6,594	426,170
Alliant Energy	12,308	488,628
American Electric Power	19,483	1,365,563
Duke Energy	28,158	2,415,675
Edison International	12,899	1,001,865
El Paso Electric	4,644	219,522
Empire District Electric	4,987	169,408
Entergy	9,739	792,268
Eversource Energy	15,551	931,505
Exelon	35,590	1,294,052
FirstEnergy	22,090	771,162
Great Plains Energy	19,671	597,998
IDACORP	6,633	539,595
ITC Holdings	16,117	754,598
MGE Energy	3,422	193,394
NextEra Energy	17,820	2,323,728
OGE Energy	10,930	357,957
Otter Tail	4,368	146,284
PG&E	19,189	1,226,561
Pinnacle West Capital	6,414	519,919
PNM Resources	9,656	342,209
Portland General Electric	9,526	420,287
PPL	26,960	1,017,740
Southern	36,734	1,970,044
Westar Energy	12,179	683,120
Xcel Energy	28,189	1,262,303

		22,231,555

Electrical Equipment–0.69%
Acuity Brands	2,185	541,793
Allied Motion Technologies	1,708	39,728
AMETEK	19,210	888,078
AZZ	4,022	241,240
†Babcock & Wilcox Enterprises	3,921	57,599
Eaton	13,572	810,656
Emerson Electric	32,448	1,692,488
Encore Wire	2,356	87,832

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electrical Equipment (continued)
EnerSys	7,070	$420,453
†Generac Holdings	13,746	480,560
General Cable	9,785	124,367
Hubbell	5,553	585,675
Powell Industries	1,827	71,874
†Power Solutions International	813	14,512
Regal Beloit	4,821	265,396
Rockwell Automation	10,776	1,237,300
†Sensata Technologies Holding	10,345	360,937
†SolarCity	4,342	103,904
†Thermon Group Holdings	3,728	71,615

		8,096,007

Electronic Equipment, Instruments & Components–1.27%
Amphenol Class A	18,381	1,053,783
†Anixter International	4,994	266,080
†Arrow Electronics	9,905	613,119
Avnet	13,984	566,492
AVX	10,683	145,075
Badger Meter	1,396	101,950
Belden	3,678	222,041
CDW	15,967	639,957
Cognex	8,502	366,436
†Coherent	2,520	231,286
Corning	48,923	1,001,943
Daktronics	5,746	35,913
Dolby Laboratories Class A	6,088	291,311
†DTS	1,495	39,543
†Fabrinet	5,499	204,123
FEI	3,888	415,549
†Flextronics International	34,173	403,241
FLIR Systems	17,970	556,171
†II-VI	7,979	149,686
Ingram Micro	16,845	585,869
†IPG Photonics	6,576	526,080
†Itron	3,730	160,763
Jabil Circuit	33,466	618,117
†Keysight Technologies	17,570	511,111
Littelfuse	2,295	271,246
Methode Electronics	4,593	157,218
MTS Systems	1,823	79,920
†Multi-Fineline Electronix	3,137	72,778
National Instruments	10,428	285,727
†Novanta	700	10,605
†OSI Systems	2,992	173,925
Park Electrochemical	2,423	35,206
PC Connection	3,183	75,755
†Plexus	3,371	145,627
†QLogic	11,636	171,515
†Rofin-Sinar Technologies	3,306	105,594
†Rogers	2,571	157,088
†Sanmina	10,665	285,929

LVIP Dimensional U.S. Core Equity 1 Fund–9

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†ScanSource	4,669	$173,267
SYNNEX	5,679	538,483
TE Connectivity	16,123	920,785
†Tech Data	5,267	378,434
†Trimble Navigation	16,068	391,416
†TTM Technologies	12,750	96,007
†Universal Display	356	24,137
†VeriFone Systems	12,652	234,568
Vishay Intertechnology	23,342	289,207
†Zebra Technologies	3,022	151,402

		14,931,478

Energy Equipment & Services–0.90%
Archrock	11,511	108,434
Atwood Oceanics	8,344	104,467
†Basic Energy Services	5,503	9,245
Bristow Group	5,275	60,188
Core Laboratories	3,364	416,766
Diamond Offshore Drilling	14,549	353,977
†Dril-Quip	5,598	327,091
†Era Group	2,010	18,894
†Exterran	5,755	73,952
†FMC Technologies	17,612	469,712
†Forum Energy Technologies	11,621	201,159
Halliburton	17,738	803,354
†Helix Energy Solutions Group	3,940	26,634
Helmerich & Payne	11,155	748,835
†Key Energy Services	21,340	4,949
†Matrix Service	3,017	49,750
Nabors Industries	32,530	326,927
†Newpark Resources	12,083	69,961
Noble	26,081	214,907
Oceaneering International	12,328	368,114
†Oil States International	6,670	219,310
†Parker Drilling	15,756	36,081
Patterson-UTI Energy	19,155	408,385
†Pioneer Energy Services	7,354	33,828
†RigNet	1,617	21,652
Rowan	15,208	268,573
†RPC	26,800	416,204
Schlumberger	41,261	3,262,920
†SEACOR Holdings	2,936	170,141
Superior Energy Services	21,611	397,858
Tesco	5,029	33,644
†TETRA Technologies	6,536	41,634
Transocean	33,325	396,234
†Weatherford International	39,221	217,677

		10,681,457

Food & Staples Retailing–1.96%
Andersons	4,370	155,310
Casey’s General Stores	8,086	1,063,390

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Food & Staples Retailing (continued)
†Chefs’ Warehouse	2,580	$41,280
Costco Wholesale	21,531	3,381,228
CVS Health	44,394	4,250,282
Ingles Markets Class A	2,345	87,469
Kroger	54,430	2,002,480
PriceSmart	3,470	324,688
†Rite Aid	49,757	372,680
SpartanNash	5,888	180,055
†Sprouts Farmers Market	18,502	423,696
†SUPERVALU	35,583	167,952
Sysco	29,408	1,492,162
†United Natural Foods	6,297	294,700
Village Super Market Class A	618	17,854
Walgreens Boots Alliance	25,358	2,111,561
Wal-Mart Stores	80,344	5,866,719
Weis Markets	969	48,983
Whole Foods Market	27,380	876,708

		23,159,197

Food Products–2.02%
Alico	234	7,079
Archer-Daniels-Midland	23,513	1,008,473
B&G Foods	9,162	441,608
Bunge	7,740	457,821
Calavo Growers	1,666	111,622
Cal-Maine Foods	6,757	299,470
Campbell Soup	25,897	1,722,927
ConAgra Foods	8,193	391,707
†Darling Ingredients	11,907	177,414
Dean Foods	10,300	186,327
†Farmer Brothers	400	12,824
Flowers Foods	26,330	493,687
Fresh Del Monte Produce	6,313	343,617
General Mills	29,451	2,100,445
†Hain Celestial Group	9,937	494,366
Hershey	8,647	981,348
Hormel Foods	13,741	502,921
Ingredion	8,589	1,111,502
J&J Snack Foods	2,310	275,514
JM Smucker	7,511	1,144,751
John B. Sanfilippo & Son	748	31,887
Kellogg	12,773	1,042,915
Kraft Heinz	15,284	1,352,328
Lancaster Colony	3,385	431,960
†Landec	1,935	20,821
McCormick Non-Voting Shares	7,654	816,452
Mead Johnson Nutrition	13,213	1,199,080
Mondelez International	45,139	2,054,276
Pilgrim’s Pride	12,600	321,048
Pinnacle Foods	13,985	647,366
†Post Holdings	7,356	608,268
Sanderson Farms	1,466	127,014

LVIP Dimensional U.S. Core Equity 1 Fund–10

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Food Products (continued)
†Seaboard	14	$40,189
Snyders-Lance	11,169	378,517
†TreeHouse Foods	5,048	518,177
Tyson Foods Class A	23,162	1,546,990
†WhiteWave Foods	8,805	413,307

		23,816,018

Gas Utilities–0.62%
AGL Resources	14,810	977,016
Atmos Energy	10,204	829,789
Chesapeake Utilities	1,638	108,403
National Fuel Gas	9,772	555,831
New Jersey Resources	11,433	440,742
Northwest Natural Gas	3,933	254,937
ONE Gas	6,456	429,905
Piedmont Natural Gas	10,405	625,549
Questar	22,383	567,857
South Jersey Industries	7,029	222,257
Southwest Gas	4,816	379,067
Spire	5,436	385,086
UGI	24,954	1,129,169
WGL Holdings	6,029	426,793

		7,332,401

Health Care Equipment & Supplies–2.08%
Abaxis	2,179	102,914
Abbott Laboratories	42,875	1,685,416
†ABIOMED	2,200	240,438
†Alere	10,100	420,968
†Align Technology	6,906	556,278
Analogic	1,912	151,889
†AngioDynamics	5,678	81,593
†Anika Therapeutics	1,937	103,920
Atrion	226	96,696
Baxter International	22,745	1,028,529
Becton Dickinson	6,106	1,035,517
†Boston Scientific	26,851	627,508
C.R. Bard	6,214	1,461,284
Cantel Medical	4,304	295,814
CONMED	2,672	127,535
Cooper	1,674	287,208
†Cynosure Class A	3,265	158,826
DENTSPLY SIRONA	11,965	742,309
†DexCom	2,041	161,913
†Edwards Lifesciences	16,294	1,625,001
†Exactech	917	24,521
†Globus Medical	8,601	204,962
†Haemonetics	5,852	169,649
†Halyard Health	7,052	229,331
Hill-Rom Holdings	6,594	332,667
†Hologic	23,871	825,937
†ICU Medical	1,330	149,957

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†IDEXX Laboratories	6,797	$631,169
†Inogen	1,392	69,753
†Integer Holdings	3,432	106,152
†Integra LifeSciences Holdings	4,394	350,553
†Intuitive Surgical	1,073	709,693
Invacare	4,463	54,136
†LivaNova	3,945	198,157
†Masimo	7,606	399,429
Medtronic	31,853	2,763,885
Meridian Bioscience	6,320	123,240
†Merit Medical Systems	5,462	108,311
†Natus Medical	2,545	96,201
†Neogen	3,194	179,663
†NuVasive	4,865	290,538
†Nuvectra	1,144	8,466
†OraSure Technologies	3,636	21,489
†Orthofix International	1,657	70,257
†Quidel	952	17,003
ResMed	7,991	505,271
†RTI Surgical	7,962	28,584
†SeaSpine Holdings	1,244	13,037
St. Jude Medical	10,065	785,070
STERIS	5,234	359,837
Stryker	9,708	1,163,310
†SurModics	1,196	28,082
Teleflex	2,882	511,007
†Varian Medical Systems	7,434	611,298
†Vascular Solutions	1,826	76,071
West Pharmaceutical Services	8,444	640,731
†Wright Medical Group	3,239	56,261
Zimmer Biomet Holdings	5,071	610,447

		24,515,681

Health Care Providers & Services–3.17%
†Acadia Healthcare	5,448	301,819
Aceto	3,288	71,974
†Addus HomeCare	500	8,715
Aetna	19,426	2,372,497
†Air Methods	7,270	260,484
†Almost Family	1,338	57,012
†Amedisys	2,782	140,435
AmerisourceBergen	5,178	410,719
†AMN Healthcare Services	7,388	295,298
†Amsurg	8,702	674,753
Anthem	12,651	1,661,582
†Brookdale Senior Living	13,344	206,031
†Capital Senior Living	3,628	64,107
Cardinal Health	16,212	1,264,698
†Centene	11,855	846,091
Chemed	2,440	332,596
Cigna	10,510	1,345,175
†Community Health Systems	21,088	254,110

LVIP Dimensional U.S. Core Equity 1 Fund–11

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
†CorVel	4,063	$175,440
†Cross Country Healthcare	2,049	28,522
†DaVita HealthCare Partners	17,515	1,354,260
Ensign Group	7,140	150,011
†Envision Healthcare Holdings	9,949	252,406
†ExamWorks Group	5,018	174,877
†Express Scripts Holding	29,574	2,241,709
†Hanger	4,881	36,266
†HCA Holdings	12,467	960,084
HealthSouth	12,452	483,387
†Healthways	6,476	74,798
†Henry Schein	5,219	922,719
Humana	8,492	1,527,541
Kindred Healthcare	12,991	146,668
†Laboratory Corp of America Holdings	4,902	638,584
Landauer	60	2,470
†LHC Group	2,482	107,421
†LifePoint Health	7,221	472,037
†Magellan Health	4,141	272,354
McKesson	11,235	2,097,013
†MEDNAX	9,343	676,713
†Molina Healthcare	7,676	383,032
National HealthCare	513	33,212
Owens & Minor	8,370	312,871
Patterson	12,944	619,888
†PharMerica	3,751	92,500
†Premier Class A	4,134	135,182
†Providence Service	1,930	86,618
@Quest Diagnostics	17,031	1,386,494
†Quorum Health	5,272	56,463
†Select Medical Holdings	20,300	220,661
†Surgical Care Affiliates	7,203	343,367
†Team Health Holdings	8,590	349,355
†Tenet Healthcare	15,569	430,327
†Triple-S Management Class B	3,127	76,393
U.S. Physical Therapy	1,600	96,336
UnitedHealth Group	49,571	6,999,425
Universal American	11,905	90,240
Universal Health Services Class B	7,416	994,486
†VCA	9,185	620,998
†WellCare Health Plans	6,048	648,829

		37,340,053

Health Care Technology–0.17%
†Allscripts Healthcare Solutions	20,550	260,985
†athenahealth	1,791	247,176
†Cerner	11,856	694,762
Computer Programs & Systems	971	38,762
†HealthStream	2,152	57,071
†HMS Holdings	8,554	150,636
†IMS Health Holdings	8,017	203,311
†Omnicell	4,404	150,749

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Health Care Technology (continued)
Quality Systems	6,110	$72,770
†Veeva Systems Class A	4,571	155,962

		2,032,184

Hotels, Restaurants & Leisure–2.62%
Aramark	21,338	713,116
†Belmond	15,774	156,163
†Biglari Holdings	1	403
†BJ’s Restaurants	3,790	166,116
Bloomin’ Brands	24,094	430,560
Bob Evans Farms	3,052	115,823
†Bravo Brio Restaurant Group	2,116	17,330
Brinker International	6,684	304,322
†Buffalo Wild Wings	3,038	422,130
Carnival	13,164	581,849
†Carrols Restaurant Group	5,537	65,890
Cheesecake Factory	6,977	335,873
†Chipotle Mexican Grill	1,590	640,388
Choice Hotels International	7,826	372,674
†Chuy’s Holdings	1,400	48,454
ClubCorp Holdings	7,852	102,076
Cracker Barrel Old Country Store	4,396	753,782
Darden Restaurants	5,562	352,297
†Dave & Buster’s Entertainment	2,609	122,075
†Del Frisco’s Restaurant Group	2,666	38,177
†Denny’s	10,416	111,764
†Diamond Resorts International	9,452	283,182
DineEquity	3,027	256,629
Domino’s Pizza	3,807	500,164
Dunkin’ Brands Group	8,637	376,746
†Fiesta Restaurant Group	2,409	52,540
Hilton Worldwide Holdings	12,339	277,998
†Hyatt Hotels Class A	2,033	99,902
International Game Technology	1,296	24,287
International Speedway Class A	1,628	54,457
Interval Leisure Group	12,750	202,725
Jack in the Box	4,071	349,780
†Krispy Kreme Doughnuts	5,282	110,711
†La Quinta Holdings	15,085	171,969
Las Vegas Sands	22,692	986,875
Marriott International Class A	8,531	566,970
Marriott Vacations Worldwide	3,991	273,344
McDonald’s	54,504	6,559,011
†Norwegian Cruise Line Holdings	12,252	488,120
†Panera Bread Class A	2,372	502,722
Papa John’s International	4,299	292,332
†Pinnacle Entertainment	4,347	48,165
†Popeyes Louisiana Kitchen	2,261	123,541
†Red Robin Gourmet Burgers	2,551	120,994
Royal Caribbean Cruises	8,264	554,928
†Ruby Tuesday	8,013	28,927
Ruth’s Hospitality Group	4,654	74,231

LVIP Dimensional U.S. Core Equity 1 Fund–12

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
SeaWorld Entertainment	15,297	$219,206
Six Flags Entertainment	8,945	518,363
Sonic	4,619	124,944
Speedway Motorsports	5,420	96,205
Starbucks	93,795	5,357,570
Starwood Hotels & Resorts Worldwide	14,192	1,049,498
Texas Roadhouse	9,489	432,698
Vail Resorts	5,717	790,261
Wendy’s	50,385	484,704
Wyndham Worldwide	8,697	619,487
Yum Brands	24,572	2,037,510

		30,962,958

Household Durables–0.88%
CalAtlantic Group	15,357	563,755
†Cavco Industries	858	80,395
DR Horton	23,627	743,778
Ethan Allen Interiors	3,617	119,506
Flexsteel Industries	262	10,380
Garmin	10,598	449,567
†GoPro	11,800	127,558
†Green Brick Partners	1,200	8,724
Harman International Industries	3,775	271,121
†Helen of Troy	3,194	328,471
†Installed Building Products	1,727	62,673
La-Z-Boy	7,762	215,939
Leggett & Platt	7,668	391,911
Lennar Class A	15,130	697,493
Libbey	2,727	43,332
†M/I Homes	4,399	82,833
MDC Holdings	8,114	197,495
†Meritage Homes	6,285	235,939
†Mohawk Industries	5,674	1,076,698
NACCO Industries Class A	200	11,200
Newell Brands	11,901	578,032
†NVR	399	710,356
PulteGroup	27,725	540,360
†Taylor Morrison Home Class A	4,152	61,616
†Tempur Sealy International	7,403	409,534
†Toll Brothers	12,705	341,892
†TopBuild	3,133	113,415
†TRI Pointe Homes	24,489	289,460
Tupperware Brands	6,114	344,096
†Universal Electronics	1,276	92,229
Whirlpool	6,493	1,081,994
†William Lyon Homes Class A	2,599	41,896
†ZAGG	1,799	9,445

		10,333,093

Household Products–1.33%
†Central Garden & Pet Class A	5,487	119,123
Church & Dwight	7,774	799,867

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Household Products (continued)
Clorox	8,441	$1,168,150
Colgate-Palmolive	39,144	2,865,341
Energizer Holdings	5,574	287,005
†HRG Group	24,284	333,419
Kimberly-Clark	17,160	2,359,157
Procter & Gamble	83,822	7,097,209
Spectrum Brands Holdings	4,407	525,799
WD-40	1,305	153,272

		15,708,342

Independent Power & Renewable Electricity Producers–0.21%
AES	39,067	487,556
†Calpine	58,583	864,099
†Dynegy	13,812	238,119
NRG Energy	32,120	481,479
NRG Yield Class A	4,200	63,924
NRG Yield Class C	4,981	77,654
Ormat Technologies	1,022	44,723
Pattern Energy Group	8,394	192,810
†Talen Energy	3,367	45,623

		2,495,987

Industrial Conglomerates–1.21%
3M	34,245	5,996,984
Carlisle	4,973	525,547
Danaher	17,673	1,784,973
General Electric	172,406	5,427,341
Raven Industries	2,462	46,630
Roper Technologies	3,000	511,680

		14,293,155

Insurance–3.34%
Aflac	20,377	1,470,404
†Alleghany	913	501,767
Allied World Assurance Holdings	10,862	381,691
Allstate	19,075	1,334,296
†Ambac Financial Group	5,809	95,616
American Equity Investment Life Holding	11,818	168,407
American Financial Group	5,938	438,996
American International Group	45,591	2,411,308
American National Insurance	2,502	283,101
AMERISAFE	3,206	196,271
AmTrust Financial Services	24,542	601,279
Aon	10,160	1,109,777
†Arch Capital Group	6,967	501,624
Arthur J. Gallagher & Co.	13,473	641,315
Aspen Insurance Holdings	7,489	347,340
Assurant	4,181	360,862
Assured Guaranty	22,041	559,180
Axis Capital Holdings	7,202	396,110
Brown & Brown	19,616	735,012
Chubb	19,678	2,572,111

LVIP Dimensional U.S. Core Equity 1 Fund–13

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Insurance (continued)
Cincinnati Financial	9,836	$736,618
CNA Financial	2,638	82,886
Employers Holdings	4,584	133,028
Endurance Specialty Holdings	5,889	395,505
†Enstar Group	795	128,782
Erie Indemnity Class A	3,335	331,299
Everest Re Group	2,508	458,136
Federated National Holding	2,034	38,727
Fidelity & Guaranty Life	4,327	100,300
First American Financial	14,738	592,762
†Genworth Financial	43,794	112,988
†Greenlight Capital Re Class A	4,459	89,893
Hanover Insurance Group	5,492	464,733
Hartford Financial Services Group	17,777	788,943
HCI Group	2,595	70,792
Kemper	7,867	243,720
Loews	18,688	767,890
Maiden Holdings	14,033	171,764
†Markel	790	752,696
Marsh & McLennan	26,368	1,805,153
†MBIA	23,888	163,155
Mercury General	6,858	364,571
MetLife	37,928	1,510,672
National General Holdings	6,191	132,611
National Interstate	879	26,590
National Western Life Group Class A	200	39,054
Navigators Group	2,199	202,242
Old Republic International	32,974	636,068
OneBeacon Insurance Group Class A	3,300	45,540
Primerica	7,888	451,509
Principal Financial Group	27,024	1,110,957
ProAssurance	7,047	377,367
Progressive	40,367	1,352,295
Prudential Financial	17,685	1,261,648
Reinsurance Group of America	3,778	366,428
RenaissanceRe Holdings	3,717	436,524
RLI	4,951	340,530
Safety Insurance Group	2,774	170,823
@Selective Insurance Group	9,030	345,036
State Auto Financial	500	10,955
Stewart Information Services	3,350	138,723
Torchmark	6,882	425,445
Travelers	23,242	2,766,728
United Fire Group	2,487	105,523
United Insurance Holdings	3,254	53,300
Universal Insurance Holdings	7,335	136,284
Unum Group	13,712	435,904
Validus Holdings	9,469	460,099
W.R. Berkley	12,012	719,759
White Mountains Insurance Group	316	266,072
Willis Towers Watson	5,102	634,230

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Insurance (continued)
XL Group	16,530	$550,614

		39,410,338

Internet & Catalog Retail–1.60%
†1-800-Flowers.com Class A	5,253	47,382
†Amazon.com	18,776	13,436,481
Blue Nile	592	16,209
Expedia	2,853	303,274
†FTD	4,356	108,726
†Groupon	13,237	43,020
HSN	6,625	324,161
†Liberty TripAdvisor Holdings Class A	10,113	221,272
†Netflix	7,194	658,107
Nutrisystem	3,791	96,140
†Priceline Group	2,455	3,064,847
†Shutterfly	4,744	221,118
†TripAdvisor	6,012	386,572

		18,927,309

Internet Software & Services–2.24%
†Actua	5,753	51,950
†Akamai Technologies	9,655	540,004
†Alphabet Class A	8,310	5,846,334
†Alphabet Class C	8,766	6,066,949
†Angie’s List	2,100	13,671
†Blucora	5,281	54,711
†Cimpress	4,105	379,630
†comScore	4,617	110,254
†CoStar Group	920	201,167
†DHI Group	5,517	34,371
EarthLink Holdings	19,178	122,739
†eBay	42,250	989,073
†Envestnet	1,992	66,354
†Facebook Class A	57,060	6,520,817
†GrubHub	5,087	158,053
†GTT Communications	1,807	33,393
InterActiveCorp	7,464	420,223
†Internap	6,320	13,019
†Intralinks Holdings	5,548	36,062
j2 Global	6,291	397,402
†Limelight Networks	5,104	7,605
†LinkedIn Class A	1,787	338,190
†Liquidity Services	356	2,791
†Monster Worldwide	13,949	33,338
NIC	6,405	140,526
†Rackspace Hosting	25,049	522,522
†Shutterstock	1,013	46,395
†Twitter	7,054	119,283
†VeriSign	7,421	641,620
†Web.com Group	9,420	171,256
†WebMD Health	4,714	273,931
†XO Group	1,837	32,019

LVIP Dimensional U.S. Core Equity 1 Fund–14

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Internet Software & Services (continued)
†Yahoo	36,469	$1,369,776
†Yelp	2,468	74,928
†Zillow Group	6,848	250,979
†Zillow Group Class C	9,200	333,776

		26,415,111

IT Services–3.97%
Accenture Class A	37,147	4,208,384
†Acxiom	10,198	224,254
†Alliance Data Systems	4,827	945,706
Amdocs	10,852	626,377
Automatic Data Processing	23,070	2,119,441
†Blackhawk Network Holdings Class A	5,669	189,855
Booz Allen Hamilton Holding	17,715	525,073
Broadridge Financial Solutions	10,359	675,407
†CACI International Class A	4,037	364,985
†Cardtronics	8,238	327,955
Cass Information Systems	587	30,348
†Ciber	6,327	9,491
†Cognizant Technology Solutions Class A	23,912	1,368,723
Computer Sciences	15,899	789,385
Convergys	391	9,775
†CoreLogic	11,629	447,484
CSG Systems International	5,410	218,077
CSRA	8,435	197,632
DST Systems	5,765	671,219
†EPAM Systems	4,126	265,343
†Euronet Worldwide	5,965	412,718
†Everi Holdings	7,580	8,717
†ExlService Holdings	3,213	168,393
Fidelity National Information Services	10,239	754,410
†Fiserv	14,006	1,522,872
†FleetCor Technologies	4,616	660,688
Forrester Research	2,034	74,973
†Gartner	4,792	466,789
†Genpact	15,431	414,168
Global Payments	14,005	999,677
Hackett Group	2,613	36,242
International Business Machines	53,161	8,068,777
Jack Henry & Associates	6,801	593,523
Leidos Holdings	4,578	219,149
†Lionbridge Technologies	2,841	11,222
ManTech International Class A	3,157	119,398
MasterCard Class A	57,083	5,026,729
MAXIMUS	8,374	463,668
†MoneyGram International	6,116	41,895
Paychex	22,786	1,355,767
†PayPal Holdings	19,280	703,913
†Perficient	3,999	81,220
Sabre	10,487	280,947
Science Applications International	6,731	392,754

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
IT Services (continued)
†Sykes Enterprises	6,187	$179,176
†Syntel	9,000	407,340
TeleTech Holdings	3,077	83,479
†Teradata	8,589	215,326
Total System Services	13,298	706,257
Travelport Worldwide	3,949	50,903
†Unisys	5,740	41,787
†Vantiv Class A	12,254	693,576
†Virtusa	1,578	45,573
Visa Class A	74,156	5,500,150
Western Union	43,533	834,963
†WEX	4,036	357,872
@Xerox	61,583	584,423

		46,794,348

Leisure Products–0.28%
Arctic Cat	1,628	27,676
Brunswick	11,643	527,661
Callaway Golf	9,101	92,921
Hasbro	9,226	774,892
Mattel	24,314	760,785
†Nautilus	4,229	75,445
Polaris Industries	5,015	410,026
†Smith & Wesson Holding	8,067	219,261
Sturm Ruger & Co.	1,692	108,305
†Vista Outdoor	6,866	327,714

		3,324,686

Life Sciences Tools & Services–0.81%
Agilent Technologies	20,463	907,739
†Bio-Rad Laboratories Class A	2,802	400,742
Bio-Techne	3,697	416,911
Bruker	15,441	351,128
†Cambrex	5,069	262,219
†Charles River Laboratories International	7,518	619,784
†Illumina	6,638	931,842
†INC Research Holdings Class A	3,432	130,862
†Luminex	4,176	84,480
†Mettler-Toledo International	2,275	830,193
†PAREXEL International	10,224	642,885
PerkinElmer	4,129	216,442
†Quintiles Transnational Holdings	6,212	405,768
Thermo Fisher Scientific	16,518	2,440,700
†VWR	9,060	261,834
†Waters	4,541	638,692

		9,542,221

Machinery–2.69%
Actuant Class A	3,465	78,344
AGCO	14,195	669,010
Albany International	4,803	191,784
Allison Transmission Holdings	28,993	818,472

LVIP Dimensional U.S. Core Equity 1 Fund–15

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
Altra Industrial Motion	3,166	$85,419
Astec Industries	3,444	193,381
Barnes Group	7,276	240,981
Briggs & Stratton	6,831	144,681
Caterpillar	31,520	2,389,531
†Chart Industries	3,942	95,120
CIRCOR International	2,520	143,615
CLARCOR	7,108	432,380
†Colfax	13,541	358,295
Crane	7,844	444,912
Cummins	8,972	1,008,812
Deere & Co.	18,161	1,471,767
Donaldson	19,265	661,945
Douglas Dynamics	3,817	98,211
Dover	14,382	996,960
EnPro Industries	3,111	138,097
@ESCO Technologies	2,378	94,977
Federal Signal	9,771	125,850
Flowserve	12,077	545,518
Franklin Electric	6,304	208,347
Global Brass & Copper Holdings	1,864	50,869
Graco	7,673	606,090
Harsco	14,587	96,858
Hillenbrand	9,705	291,538
Hyster-Yale Materials Handling	2,265	134,745
IDEX	5,345	438,825
Illinois Tool Works	17,309	1,802,905
Ingersoll-Rand	21,504	1,369,375
ITT	10,472	334,895
John Bean Technologies	2,830	173,253
Joy Global	12,246	258,880
Kennametal	9,700	214,467
L. B. Foster Class A	1,339	14,582
Lincoln Electric Holdings	10,864	641,845
†Lydall	277	10,681
Manitowoc	21,116	115,082
†Manitowoc Foodservice	21,116	372,064
†Meritor	14,282	102,830
†Middleby	3,797	437,604
Mueller Industries	7,847	250,162
Mueller Water Products Class A	32,192	367,633
NN	2,981	41,704
Nordson	8,732	730,082
Oshkosh	12,175	580,869
PACCAR	16,795	871,157
Parker-Hannifin	13,767	1,487,524
Pentair	9,608	560,050
†Proto Labs	1,861	107,119
†RBC Bearings	2,276	165,010
†Rexnord	17,542	344,349
Snap-on	4,695	740,965
SPX	4,663	69,246

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
†SPX FLOW	4,663	$121,564
Standex International	1,405	116,095
Stanley Black & Decker	15,821	1,759,612
Sun Hydraulics	2,590	76,897
Tennant	2,035	109,625
Terex	15,105	306,783
Timken	8,861	271,678
Titan International	4,215	26,133
Toro	6,729	593,498
†TriMas	5,477	98,586
Trinity Industries	25,053	465,234
†Wabash National	13,252	168,300
†WABCO Holdings	4,566	418,109
Wabtec	4,860	341,318
Watts Water Technologies Class A	2,752	160,332
Woodward	10,392	598,995
Xylem	16,528	737,975

		31,790,401

Marine–0.06%
†Kirby	7,077	441,534
Matson	7,118	229,840

		671,374

Media–3.26%
AMC Entertainment Holdings	3,427	94,619
†AMC Networks Class A	4,165	251,649
Cable One	575	294,061
†Carmike Cinemas	2,102	63,312
CBS Class B	23,342	1,270,738
†Charter Communications Class A	11,364	2,598,351
Cinemark Holdings	15,721	573,188
Clear Channel Outdoor Holdings Class A	2,039	12,683
Comcast Class A	168,655	10,994,619
†Discovery Communications Class A	8,778	221,469
†Discovery Communications Class C	12,130	289,301
†DISH Network Class A	12,793	670,353
†DreamWorks Animation SKG Class A	3,480	142,228
Entercom Communications Class A	1,204	16,338
Entravision Communications Class A	11,605	77,986
†EW Scripps Class A	6,953	110,136
Gannett	12,945	178,770
†Gray Television	12,929	140,280
Harte-Hanks	6,110	9,715
Interpublic Group	29,757	687,387
John Wiley & Sons Class A	8,331	434,712
†Liberty Braves Group Class A	594	8,934
†Liberty Braves Group Class C	1,227	17,988
†Liberty Broadband Class A	1,624	96,466
†Liberty Broadband Class C	4,561	273,660
†Liberty Media Group Class A	1,485	28,423

LVIP Dimensional U.S. Core Equity 1 Fund–16

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Media (continued)
†Liberty Media Group Class C	3,069	$58,219
†Liberty SiriusXM Group	5,940	186,278
†Liberty SiriusXM Group Class C	12,277	378,991
Lions Gate Entertainment	9,277	187,674
†Live Nation Entertainment	22,069	518,621
†Madison Square Garden Class A	2,362	407,469
†Media General	16,818	289,101
Meredith	5,810	301,597
†MSG Networks	7,386	113,301
National CineMedia	6,797	105,218
New York Times Class A	15,478	187,284
News Class A	20,540	233,129
News Class B	8,371	97,690
Nexstar Broadcasting Group Class A	3,597	171,145
Omnicom Group	17,244	1,405,214
†Reading International Class A	489	6,108
Regal Entertainment Group Class A	20,086	442,695
Scholastic	4,716	186,801
Scripps Networks Interactive Class A	7,846	488,570
Sinclair Broadcast Group Class A	9,958	297,346
†Sirius XM Holdings	96,690	381,925
†Starz	11,177	334,416
TEGNA	20,647	478,391
Time	16,596	273,170
Time Warner	30,726	2,259,590
Twenty-First Century Fox Class A	52,996	1,433,542
Twenty-First Century Fox Class B	17,580	479,055
Viacom Class B	20,565	852,831
Walt Disney	64,400	6,299,608

		38,412,345

Metals & Mining–0.79%
Alcoa	80,625	747,394
Allegheny Technologies	11,771	150,080
Carpenter Technology	7,558	248,885
†Century Aluminum	1,404	8,887
†Coeur Mining	21,436	228,508
Commercial Metals	17,961	303,541
Compass Minerals International	6,373	472,813
Ferroglobe	8,766	75,475
Freeport-McMoRan	46,494	517,943
Haynes International	1,268	40,677
Hecla Mining	61,998	316,190
Kaiser Aluminum	1,961	177,294
Materion	3,100	76,756
Newmont Mining	46,244	1,809,065
Nucor	31,587	1,560,714
Reliance Steel & Aluminum	10,411	800,606
Royal Gold	7,027	506,085
Schnitzer Steel Industries Class A	2,157	37,963
Southern Copper	7,616	205,480
Steel Dynamics	19,705	482,773

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Metals & Mining (continued)
†Stillwater Mining	15,568	$184,636
TimkenSteel	6,778	65,204
United States Steel	2,782	46,904
Worthington Industries	5,243	221,779

		9,285,652

Multiline Retail–0.65%
Big Lots	8,831	442,521
Dillard’s Class A	6,398	387,719
Dollar General	15,063	1,415,922
†Dollar Tree	7,909	745,344
Fred’s Class A	5,241	84,432
†J.C. Penney	3,928	34,881
Kohl’s	28,811	1,092,513
Macy’s	21,353	717,674
Nordstrom	16,663	634,027
Target	30,038	2,097,253

		7,652,286

Multi-Utilities–1.14%
Ameren	14,689	787,037
Avista	8,017	359,162
Black Hills	4,628	291,749
CenterPoint Energy	22,804	547,296
CMS Energy	16,911	775,538
Consolidated Edison	12,491	1,004,776
Dominion Resources	23,695	1,846,551
DTE Energy	10,288	1,019,747
MDU Resources Group	23,210	557,040
NiSource	35,969	953,898
NorthWestern	5,837	368,140
Public Service Enterprise Group	20,567	958,628
SCANA	8,158	617,234
Sempra Energy	9,092	1,036,670
TECO Energy	29,827	824,418
Unitil	1,492	63,664
Vectren	10,681	562,568
WEC Energy Group	13,440	877,632

		13,451,748

Oil, Gas & Consumable Fuels–4.93%
†Abraxas Petroleum	15,421	17,426
Alon USA Energy	9,006	58,359
Anadarko Petroleum	18,723	997,000
†Antero Resources	6,335	164,583
Apache	10,448	581,640
Cabot Oil & Gas	15,604	401,647
California Resources	4,397	53,643
†Callon Petroleum	12,029	135,086
†Carrizo Oil & Gas	4,397	157,632
†Cheniere Energy	13,897	521,832
Chevron	78,968	8,278,215
Cimarex Energy	2,862	341,494

LVIP Dimensional U.S. Core Equity 1 Fund–17

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Clayton Williams Energy	525	$14,417
†Cobalt International Energy	49,489	66,315
Columbia Pipeline Group	18,186	463,561
†Concho Resources	7,334	874,726
ConocoPhillips	50,799	2,214,836
CONSOL Energy	15,623	251,374
†Continental Resources	11,358	514,177
CVR Energy	6,305	97,727
Delek U.S. Holdings	9,540	126,023
Devon Energy	14,358	520,477
DHT Holdings	14,019	70,516
†Diamondback Energy	4,332	395,122
Energen	9,546	460,213
EnLink Midstream	13,242	210,680
EOG Resources	14,108	1,176,889
†EP Energy Class A	16,914	87,614
EQT	7,664	593,424
Exxon Mobil	181,406	17,004,998
GasLog	9,204	119,468
Green Plains	4,898	96,589
†Gulfport Energy	13,145	410,913
Hess	11,154	670,355
HollyFrontier	14,491	344,451
Kinder Morgan	58,215	1,089,785
†Kosmos Energy	37,603	204,936
†Laredo Petroleum	8,206	85,999
Marathon Oil	33,764	506,798
Marathon Petroleum	36,196	1,374,000
†Matador Resources	8,389	166,102
†Memorial Resource Development	4,851	77,034
Murphy Oil	12,665	402,114
†Newfield Exploration	4,736	209,236
Noble Energy	24,079	863,714
†Oasis Petroleum	407	3,801
Occidental Petroleum	22,204	1,677,734
ONEOK	15,751	747,385
Panhandle Oil and Gas Class A	1,806	30,106
†Par Pacific Holdings	300	4,602
†Parsley Energy Class A	7,407	200,433
PBF Energy Class A	14,133	336,083
†PDC Energy	5,391	310,575
Phillips 66	24,655	1,956,128
Pioneer Natural Resources	5,165	781,000
QEP Resources	20,772	366,210
Range Resources	9,669	417,121
†Renewable Energy Group	5,557	49,068
†Rice Energy	14,692	323,812
†RSP Permian	12,683	442,510
Scorpio Tankers	27,600	115,920
SemGroup Class A	5,519	179,699
SM Energy	11,793	318,411
†Southwestern Energy	32,813	412,788

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Spectra Energy	26,888	$984,907
†Synergy Resources	13,799	91,901
Targa Resources	8,547	360,171
Teekay	13,659	97,389
Tesoro	18,972	1,421,382
Valero Energy	30,128	1,536,528
Western Refining	17,616	363,418
†Whiting Petroleum	8,850	81,951
Williams	20,050	433,681
World Fuel Services	8,754	415,727
†WPX Energy	23,303	216,951

		58,150,532

Paper & Forest Products–0.15%
†Boise Cascade	5,938	136,277
†Clearwater Paper	2,473	161,660
Deltic Timber	456	30,611
Domtar	10,770	377,058
KapStone Paper and Packaging	17,293	224,982
†Louisiana-Pacific	15,346	266,253
Mercer International	10,372	82,769
Neenah Paper	2,359	170,721
P.H. Glatfelter	4,944	96,705
†Resolute Forest Products	7,351	38,887
Schweitzer-Mauduit International	4,384	154,668

		1,740,591

Personal Products–0.27%
Avon Products	39,085	147,741
Coty Class A	4,418	114,824
†Edgewell Personal Care	6,027	508,739
Estee Lauder Class A	12,377	1,126,555
†Herbalife	8,001	468,299
Inter Parfums	3,508	100,224
Medifast	1,745	58,056
Natural Health Trends	1,722	48,543
Nu Skin Enterprises Class A	9,513	439,405
†Revlon Class A	4,768	153,434
†USANA Health Sciences	211	23,512

		3,189,332

Pharmaceuticals–3.62%
†Akorn	6,474	184,412
†Allergan	15,984	3,693,743
Bristol-Myers Squibb	33,192	2,441,272
†Catalent	10,073	231,578
†Depomed	7,216	141,578
Eli Lilly	38,525	3,033,844
†Endo International	5,722	89,206
†Horizon Pharma	8,749	144,096
†Impax Laboratories	7,524	216,842
Innoviva	911	9,593
†Jazz Pharmaceuticals	2,576	364,015

LVIP Dimensional U.S. Core Equity 1 Fund–18

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Pharmaceuticals (continued)
Johnson & Johnson	119,032	$14,438,582
†Lannett	7,113	169,218
†Mallinckrodt	8,454	513,834
†Medicines	9,062	304,755
Merck & Co.	87,602	5,046,751
†Mylan	5,416	234,188
†Nektar Therapeutics	1,134	16,137
Pfizer	255,180	8,984,888
Phibro Animal Health Class A	1,442	26,908
†Prestige Brands Holdings	7,374	408,520
†Sagent Pharmaceuticals	3,106	46,528
†SciClone Pharmaceuticals	5,143	67,168
†Sucampo Pharmaceuticals Class A	3,401	37,309
†Supernus Pharmaceuticals	3,800	77,406
†Taro Pharmaceutical Industries	2,437	354,827
Zoetis	29,532	1,401,589

		42,678,787

Professional Services–0.67%
†Advisory Board	2,548	90,174
†CBIZ	6,360	66,208
CEB	3,863	238,270
Dun & Bradstreet	4,540	553,154
Equifax	7,987	1,025,531
Exponent	4,158	242,869
†Franklin Covey	993	15,223
†FTI Consulting	6,870	279,472
†GP Strategies	1,772	38,435
Heidrick & Struggles International	2,100	35,448
†Huron Consulting Group	2,990	180,656
†ICF International	3,173	129,776
†IHS Class A	3,904	451,341
Insperity	3,305	255,245
Kelly Services Class A	3,655	69,335
Kforce	4,767	80,515
Korn/Ferry International	6,340	131,238
ManpowerGroup	9,027	580,797
†Mistras Group	3,448	82,304
†Navigant Consulting	4,750	76,713
Nielsen Holdings	20,721	1,076,870
†On Assignment	6,674	246,604
Resources Connection	4,071	60,169
Robert Half International	11,099	423,538
†RPX	7,879	72,250
†TriNet Group	8,091	168,212
†TrueBlue	5,561	105,214
†Verisk Analytics Class A	13,318	1,079,823

		7,855,384

Real Estate Management & Development–0.21%
Alexander & Baldwin	8,202	296,420
†Altisource Portfolio Solutions	712	19,822

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Real Estate Management & Development (continued)
†CBRE Group Class A	23,540	$623,339
†Forestar Group	4,339	51,591
†Howard Hughes	4,620	528,158
Jones Lang LaSalle	3,224	314,179
Kennedy-Wilson Holdings	2,078	39,399
†Marcus & Millichap	3,589	91,196
RE/MAX Holdings	1,135	45,695
†Realogy Holdings	15,344	445,283

		2,455,082

Road & Rail–1.15%
AMERCO	1,614	604,524
ArcBest	3,735	60,694
†Avis Budget Group	20,105	647,984
Celadon Group	4,136	33,791
†Covenant Transportation Group Class A	3,400	61,438
CSX	47,982	1,251,371
†Genesee & Wyoming	4,133	243,640
Heartland Express	13,599	236,487
†Herc Holdings	9,738	107,800
JB Hunt Transport Services	10,200	825,486
Kansas City Southern	10,638	958,377
Knight Transportation	13,495	358,697
Landstar System	7,389	507,329
Marten Transport	4,762	94,288
Norfolk Southern	13,859	1,179,817
†Old Dominion Freight Line	10,109	609,674
†Roadrunner Transportation Systems	5,207	38,844
Ryder System	10,618	649,184
†Saia	3,643	91,585
†Swift Transportation	17,811	274,467
Union Pacific	51,084	4,457,079
†USA Truck	1,448	25,354
Werner Enterprises	12,297	282,462
†YRC Worldwide	1,455	12,804

		13,613,176

Semiconductors & Semiconductor Equipment–3.08%
†Advanced Energy Industries	4,678	177,577
†Advanced Micro Devices	40,901	210,231
†Amkor Technology	37,829	217,517
Analog Devices	8,683	491,805
Applied Materials	33,111	793,671
†Axcelis Technologies	4,200	11,298
Broadcom	11,428	1,775,911
Brooks Automation	8,566	96,110
Cabot Microelectronics	2,668	112,963
†CEVA	2,353	63,931
†Cirrus Logic	8,845	343,098
Cohu	497	5,392
†Cree	11,762	287,463

LVIP Dimensional U.S. Core Equity 1 Fund–19

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Cypress Semiconductor	32,772	$345,745
†Diodes	7,611	143,011
†DSP Group	4,368	46,344
†Entegris	15,222	220,262
†Exar	3,720	29,946
†Fairchild Semiconductor International	13,249	262,993
†First Solar	9,258	448,828
†FormFactor	7,433	66,823
†Integrated Device Technology	11,976	241,077
Intel	321,976	10,560,813
Intersil Class A	16,449	222,719
IXYS	4,008	41,082
KLA-Tencor	12,919	946,317
†Kulicke & Soffa Industries	12,689	154,425
Lam Research	13,496	1,134,474
†Lattice Semiconductor	17,582	94,064
Linear Technology	16,120	750,064
†M/A-COM Technology Solutions Holdings	3,725	122,851
Marvell Technology Group	35,597	339,239
Maxim Integrated Products	11,953	426,603
Microchip Technology	8,427	427,754
†Micron Technology	71,704	986,647
†Microsemi	9,527	311,342
MKS Instruments	6,800	292,808
†Nanometrics	2,667	55,447
†NeoPhotonics	926	8,825
NVE	50	2,933
NVIDIA	46,520	2,186,905
†ON Semiconductor	59,904	528,353
†PDF Solutions	3,040	42,530
†Photronics	5,636	50,217
Power Integrations	2,120	106,148
†Qorvo	5,984	330,676
QUALCOMM	51,502	2,758,962
†Rambus	9,571	115,618
†Rudolph Technologies	4,102	63,704
†Semtech	6,166	147,121
†Sigma Designs	1,968	12,654
†Silicon Laboratories	3,260	158,892
Skyworks Solutions	10,149	642,229
†SunPower	12,428	192,510
†Synaptics	4,025	216,344
Teradyne	23,927	471,123
Tessera Technologies	7,199	220,577
Texas Instruments	58,221	3,647,546
†Ultratech	3,675	84,415
†Veeco Instruments	5,210	86,278
†Xcerra	5,880	33,810
Xilinx	20,531	947,095

		36,314,110

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software–3.38%
†ACI Worldwide	14,185	$276,749
Activision Blizzard	15,960	632,495
†Adobe Systems	9,190	880,310
†ANSYS	5,401	490,141
†Aspen Technology	10,168	409,160
†Autodesk	5,098	276,006
†AVG Technologies	7,693	146,090
†Barracuda Networks	2,289	34,655
Blackbaud	4,439	301,408
†BroadSoft	500	20,515
@CA	53,474	1,755,551
†Cadence Design Systems	19,616	476,669
CDK Global	6,967	386,599
†Citrix Systems	8,053	644,965
†Electronic Arts	13,033	987,380
†EnerNOC	4,615	29,167
Epiq Systems	4,152	60,619
Fair Isaac	3,741	422,770
†FireEye	6,823	112,375
†Fortinet	3,418	107,975
†Guidewire Software	4,253	262,665
Intuit	14,939	1,667,342
†Manhattan Associates	8,875	569,154
Mentor Graphics	14,598	310,353
Microsoft	319,000	16,323,230
†MicroStrategy	1,106	193,572
Monotype Imaging Holdings	3,104	76,452
†NetSuite	1,383	100,682
†Nuance Communications	32,242	503,942
Oracle	133,496	5,463,991
†Paycom Software	2,924	126,346
Pegasystems	8,394	226,218
†Progress Software	4,679	128,485
†PTC	6,960	261,557
QAD Class A	1,105	21,293
†Qualys	453	13,504
†Red Hat	9,877	717,070
†Rovi	11,413	178,499
†salesforce.com	10,976	871,604
†Seachange International	2,000	6,380
†ServiceNow	3,722	247,141
†Silver Spring Networks	1,700	20,655
†Splunk	2,645	143,306
SS&C Technologies Holdings	10,860	304,949
Symantec	26,606	546,487
†Synchronoss Technologies	4,423	140,917
†Synopsys	8,263	446,863
†Tableau Software Class A	1,254	61,346
†Take-Two Interactive Software	5,489	208,143
†Telenav	2,300	11,730
†TiVo	12,507	123,819
†Tyler Technologies	1,278	213,055

LVIP Dimensional U.S. Core Equity 1 Fund–20

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
†Ultimate Software Group	1,222	$256,974
†Verint Systems	3,692	122,316
†VMware Class A	1,975	113,009
†Workday Class A	2,207	164,797
†Xura	631	15,415
†Zedge Class B	1,132	5,196
†Zynga Class A	95,244	237,158

		39,857,214

Specialty Retail–3.55%
Aaron’s	13,763	301,272
Abercrombie & Fitch	1,003	17,863
Advance Auto Parts	4,940	798,452
American Eagle Outfitters	28,359	451,759
†America’s Car-Mart	962	27,167
†Asbury Automotive Group	5,290	278,995
†Ascena Retail Group	28,043	196,021
†AutoNation	13,117	616,237
†AutoZone	1,414	1,122,490
Barnes & Noble	9,682	109,891
†Barnes & Noble Education	6,119	62,108
Bed Bath & Beyond	16,739	723,460
Best Buy	44,427	1,359,466
Big 5 Sporting Goods	900	8,343
†Build-A-Bear Workshop	2,901	38,931
†Burlington Stores	9,077	605,527
†Cabela’s	9,948	497,997
Caleres	7,320	177,217
†CarMax	11,906	583,751
Cato Class A	4,303	162,309
Chico’s FAS	18,957	203,029
Children’s Place	3,021	242,224
Citi Trends	2,149	33,374
CST Brands	12,256	527,988
Dick’s Sporting Goods	11,492	517,830
DSW Class A	11,901	252,063
†Express	12,788	185,554
Finish Line Class A	5,944	120,009
†Five Below	5,269	244,534
Foot Locker	14,273	783,017
†Francesca’s Holdings	6,695	73,980
GameStop Class A	18,683	496,594
Gap	31,510	668,642
†Genesco	3,102	199,490
GNC Holdings	14,677	356,504
Group 1 Automotive	3,419	168,762
Guess	11,019	165,836
Haverty Furniture	2,655	47,870
†Hibbett Sports	4,645	161,600
Home Depot	73,781	9,421,096
†Kirkland’s	2,488	36,524
L Brands	11,417	766,423

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail (continued)
Lithia Motors Class A	3,884	$276,036
Lowe’s	54,082	4,281,672
†MarineMax	2,439	41,390
†Michaels	7,693	218,789
Monro Muffler Brake	3,844	244,325
†Murphy USA	8,712	646,082
†O’Reilly Automotive	5,785	1,568,313
Penske Automotive Group	13,958	439,119
Rent-A-Center	8,035	98,670
†Restoration Hardware Holdings	5,147	147,616
Ross Stores	23,514	1,333,009
†Sally Beauty Holdings	19,812	582,671
†Select Comfort	8,853	189,277
Shoe Carnival	1,575	39,469
Signet Jewelers	6,827	562,613
Sonic Automotive Class A	5,355	91,624
†Sportsman’s Warehouse Holdings	165	1,330
Stage Stores	4,087	19,945
Staples	37,524	323,457
Stein Mart	6,897	53,245
Tailored Brands	5,189	65,693
Tiffany & Co.	8,129	492,943
TJX	38,771	2,994,284
Tractor Supply	10,859	990,124
†Ulta Salon Cosmetics & Fragrance	4,365	1,063,489
†Urban Outfitters	23,588	648,670
†Vitamin Shoppe	3,839	117,358
†West Marine	1,000	8,390
Williams-Sonoma	8,222	428,613
†Zumiez	4,241	60,689

		41,841,104

Technology Hardware, Storage & Peripherals–3.50%
Apple	338,950	32,403,620
†Avid Technology	6,614	38,427
†Cray	1,551	46,406
Diebold	7,855	195,040
†Electronics For Imaging	5,336	229,661
EMC	115,989	3,151,421
Hewlett Packard Enterprise	75,577	1,380,792
HP	84,900	1,065,495
Lexmark International Class A	9,928	374,782
†NCR	14,792	410,774
NetApp	23,621	580,840
Seagate Technology	26,122	636,332
†Super Micro Computer	6,166	153,225
Western Digital	12,675	599,021

		41,265,836

Textiles, Apparel & Luxury Goods–1.05%
Carter’s	5,417	576,748
Coach	19,971	813,619

LVIP Dimensional U.S. Core Equity 1 Fund–21

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods (continued)
Columbia Sportswear	6,536	$376,081
†Crocs	5,293	59,705
Culp	695	19,203
†Deckers Outdoor	5,238	301,290
†Fossil Group	8,573	244,588
†G-III Apparel Group	5,901	269,794
Hanesbrands	28,474	715,552
†Kate Spade & Co.	11,466	236,314
†lululemon athletica	9,083	670,870
†Michael Kors Holdings	15,972	790,295
Movado Group	2,255	48,888
NIKE Class B	64,610	3,566,472
Oxford Industries	2,792	158,083
†Perry Ellis International	2,325	46,779
PVH	4,626	435,908
Ralph Lauren	4,415	395,672
†Skechers U.S.A. Class A	13,059	388,113
†Steven Madden	7,834	267,766
†Tumi Holdings	8,739	233,681
†Under Armour Class A	8,228	330,190
†Under Armour Class C	8,286	301,625
†Vera Bradley	701	9,933
VF	12,928	794,943
Wolverine World Wide	16,475	334,772

		12,386,884

Thrifts & Mortgage Finance–0.31%
Astoria Financial	15,660	240,068
†Beneficial Bancorp	11,715	149,015
†BofI Holding	7,624	135,021
Capitol Federal Financial	21,314	297,330
Clifton Bancorp	3,028	45,632
Dime Community Bancshares	6,872	116,893
EverBank Financial	18,905	280,928
First Defiance Financial	802	31,158
†Flagstar Bancorp	7,368	179,853
†HomeStreet	2,845	56,672
Kearny Financial	1,011	12,718
Meridian Bancorp	8,312	122,851
Meta Financial Group	741	37,761
New York Community Bancorp	26,829	402,167
†NMI Holdings Class A	299	1,638
Northfield Bancorp	6,724	99,717
Northwest Bancshares	14,286	211,861
OceanFirst Financial	569	10,339
Oritani Financial	6,244	99,842
†PennyMac Financial Services Class A	1,643	20,521
Provident Financial Services	9,985	196,105
TFS Financial	9,289	159,957
TrustCo Bank	12,472	79,946
United Community Financial	2,888	17,559
United Financial Bancorp	4,707	61,097

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Thrifts & Mortgage Finance (continued)
†Walker & Dunlop	4,483	$102,123
Washington Federal	11,536	279,863
Waterstone Financial	3,925	60,170
WSFS Financial	3,684	118,588

		3,627,393

Tobacco–1.33%
Altria Group	112,753	7,775,447
Philip Morris International	58,687	5,969,642
Reynolds American	29,597	1,596,166
Vector Group	14,239	319,238

		15,660,493

Trading Companies & Distributors–0.51%
Air Lease	16,007	428,667
Applied Industrial Technologies	5,308	239,603
†Beacon Roofing Supply	6,388	290,462
†CAI International	2,879	21,593
†DXP Enterprises	131	1,956
Fastenal	18,484	820,505
H&E Equipment Services	2,158	41,067
†HD Supply Holdings	11,623	404,713
Kaman	3,636	154,603
†MRC Global	13,960	198,372
MSC Industrial Direct	6,956	490,815
†Rush Enterprises Class A	69	1,487
TAL International Group	4,292	57,556
†United Rentals	12,021	806,609
†Veritiv	1,100	41,338
Watsco	4,390	617,629
†WESCO International	6,714	345,704
WW Grainger	4,437	1,008,308

		5,970,987

Transportation Infrastructure–0.03%
Macquarie Infrastructure	2,545	188,457
†Wesco Aircraft Holdings	14,929	200,347

		388,804

Water Utilities–0.20%
American States Water	4,789	209,854
American Water Works	10,364	875,862
Aqua America	21,116	752,997
California Water Service Group	7,599	265,433
Connecticut Water Service	819	46,028
Middlesex Water	1,357	58,867
SJW	2,258	88,920
York Water	591	18,936

		2,316,897

Wireless Telecommunication Services–0.16%
†Boingo Wireless	4,098	36,554
Shenandoah Telecommunications	6,684	261,077

LVIP Dimensional U.S. Core Equity 1 Fund–22

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Wireless Telecommunication Services (continued)
Spok Holdings	1,858	$35,609
†Sprint	74,780	338,753
Telephone & Data Systems	13,099	388,516
†T-Mobile U.S	15,158	655,887
†United States Cellular	3,838	150,717

		1,867,113

Total Common Stock (Cost $1,010,263,149)		1,175,583,343

	Number of Shares	Value (U.S. $)

RIGHT–0.00%
†@=Dyax	7,132	$7,917

Total Right (Cost $7,917)		7,917

MONEY MARKET FUND–0.13%

Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	1,526,576	1,526,576

Total Money Market Fund (Cost $1,526,576)		1,526,576

TOTAL VALUE OF SECURITIES–99.81% (Cost $1,011,797,642)	1,177,117,836
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.19%	2,299,603

NET ASSETS APPLICABLE TO 30,383,535 SHARES OUTSTANDING–100.00%	$1,179,417,439

NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL U.S. CORE EQUITY 1 FUND STANDARD CLASS ($1,096,198,118 / 28,231,224 Shares)	$38.829

NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL U.S. CORE EQUITY 1 FUND SERVICE CLASS ($83,219,321 / 2,152,311 Shares)	$38.665

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$577,000,615
Undistributed net investment income	9,996,084
Accumulated net realized gain on investments	427,100,546
Net unrealized appreciation of investments	165,320,194

TOTAL NET ASSETS	$1,179,417,439

†	Non-income producing for the period.

★	Includes $538,362 payable for fund shares redeemed and $359,811 due to manager and affiliates, and $94 prepaid printing and mailing fees to Lincoln Life as of June 30, 2016.

@	Illiquid security. At June 30, 2016, the aggregate value of illiquid securities was $4,438,655, which represents 0.38% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2016, the aggregate value of fair valued securities was $7,916, which represents 0.00% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

Summary of Abbreviations:

ADR–American Depositary Receipt

IT–Information Technology

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Core Equity 1 Fund–23

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Operations

Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME:
Dividends	$12,442,442
Foreign tax withheld	(1,715)

12,440,727

EXPENSES:
Management fees	2,004,042
Accounting and administration expenses	144,713
Distribution fees-Service Class	135,967
Reports and statements to shareholders	86,642
Professional fees	27,209
Trustees’ fees and expenses	15,458
Custodian fees	13,733
Pricing fees	3,130
Consulting fees	1,090
Other	12,659

Total operating expenses	2,444,643

NET INVESTMENT INCOME	9,996,084

NET REALIZED AND UNREALIZED GAIN
Net realized gain from investments	5,237,946
Net change in unrealized appreciation (depreciation) of investments	23,160,152

NET REALIZED AND UNREALIZED GAIN	28,398,098

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$38,394,182

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Core Equity 1 Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$9,996,084	$19,750,518
Net realized gain	5,237,946	434,869,853
Net change in unrealized appreciation (depreciation)	23,160,152	(478,626,947)

Net increase (decrease) in net assets resulting from operations	38,394,182	(24,006,576)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(19,065,030)
Service Class	—	(1,026,926)
Net realized gain:
Standard Class	—	(136,817,145)
Service Class	—	(9,294,038)

	—	(166,203,139)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	47,506,251	16,324,245
Service Class	9,101,329	12,193,148
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	155,882,175
Service Class	—	10,320,964

	56,607,580	194,720,532

Cost of shares redeemed:
Standard Class	(107,555,550)	(153,484,609)
Service Class	(6,322,561)	(16,167,678)

	(113,878,111)	(169,652,287)

Increase (Decrease) in net assets derived from capital share transactions	(57,270,531)	25,068,245

NET DECREASE IN NET ASSETS	(18,876,349)	(165,141,470)
NET ASSETS:
Beginning of period	1,198,293,788	1,363,435,258

End of period	$1,179,417,439	$1,198,293,788

Undistributed net investment income	$9,996,084	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Core Equity 1 Fund–24

LVIP Dimensional U.S. Core Equity 1 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Dimensional U.S. Core Equity 1 Fund Standard Class
	Six Months Ended 6/30/16[1] (unaudited)	12/31/15[2]	12/31/14	Year Ended 12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$37.542	$44.352	$42.182	$33.037	$28.992	$28.962

Income (loss) from investment operations:
Net investment income[3]	0.325	0.665	0.736	0.671	0.563	0.428
Net realized and unrealized gain (loss)	0.962	(1.700)	4.729	10.231	3.872	(0.081)

Total from investment operations	1.287	(1.035)	5.465	10.902	4.435	0.347

Less dividends and distributions from:
Net investment income	—	(0.653)	(0.855)	(0.688)	(0.360)	(0.317)
Net realized gain	—	(5.122)	(2.440)	(1.069)	(0.030)	—

Total dividends and distributions	—	(5.775)	(3.295)	(1.757)	(0.390)	(0.317)

Net asset value, end of period	$38.829	$37.542	$44.352	$42.182	$33.037	$28.992

Total return[4]	3.43%	(2.00% )	13.18%	33.26%	15.32%	1.20%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,096,198	$1,120,426	$1,279,820	$1,266,909	$1,067,651	$979,176
Ratio of expenses to average net assets	0.40%	0.39%	0.38%	0.40%	0.41%	0.42%
Ratio of net investment income to average net assets	1.76%	1.54%	1.68%	1.75%	1.75%	1.45%
Portfolio turnover	2%	74%	14%	12%	22%	36%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Commencing after the close of business on April 30, 2015, Dimensional Fund Advisors replaced Delaware Investments Fund Advisors as the Fund’s sub-adviser.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Core Equity 1 Fund–25

LVIP Dimensional U.S. Core Equity 1 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Dimensional U.S. Core Equity 1 Fund Service Class
	Six Months Ended 6/30/16[1] (unaudited)	12/31/15[2]	12/31/14	Year Ended 12/31/13	12/31/12	12/31/11
Net asset value, beginning of period	$37.449	$44.254	$42.107	$32.994	$28.957	$28.928

Income (loss) from investment operations:
Net investment income[3]	0.260	0.511	0.581	0.536	0.449	0.323
Net realized and unrealized gain (loss)	0.956	(1.691)	4.708	10.199	3.867	(0.079)

Total from investment operations	1.216	(1.180)	5.289	10.735	4.316	0.244

Less dividends and distributions from:
Net investment income	—	(0.503)	(0.702)	(0.553)	(0.249)	(0.215)
Net realized gain	—	(5.122)	(2.440)	(1.069)	(0.030)	—

Total dividends and distributions	—	(5.625)	(3.142)	(1.622)	(0.279)	(0.215)

Net asset value, end of period	$38.665	$37.449	$44.254	$42.107	$32.994	$28.957

Total return[4]	3.25%	(2.34% )	12.78%	32.80%	14.92%	0.84%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$83,219	$77,868	$83,615	$84,813	$68,109	$66,033
Ratio of expenses to average net assets	0.75%	0.74%	0.73%	0.75%	0.76%	0.77%
Ratio of net investment income to average net assets	1.41%	1.19%	1.33%	1.40%	1.40%	1.10%
Portfolio turnover	2%	74%	14%	12%	22%	36%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Commencing after the close of business on April 30, 2015, Dimensional Fund Advisors replaced Delaware Investments Fund Advisors as the Fund’s sub-adviser.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Core Equity 1 Fund–26

LVIP Dimensional U.S. Core Equity 1 Fund

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional U.S. Core Equity 1 Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek long-term capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2016 and for all open tax years (years ended December 31, 2012–December 31, 2015) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2016, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. Discounts and premiums on non-convertible debt securities are

LVIP Dimensional U.S. Core Equity 1 Fund–27

LVIP Dimensional U.S. Core Equity 1 Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

amortized to interest income over the lives of the respective securities using the effective interest method. Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of the distributions by the issuer or management estimate. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2016.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2016.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund; 0.40% of the next $200 million; and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Dimensional Fund Advisors (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2016, costs for these administrative and legal services were as follows:

Administrative	$30,480
Legal	8,387

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $77,089 for the six months ended June 30, 2016.

The Fund offers Standard Class and Service Class shares. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual distribution and/or service fee (“12b-1 Fee”) at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the 12b-1 Fee is limited to 0.35% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2016, the Fund had liabilities payable and prepaid expenses to affiliates as follows:

Management fees payable to LIAC	$336,124
Distribution fees payable to LFD	23,687
Prepaid printing and mailing fees to Lincoln Life	94

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$23,436,080
Sales	73,165,714

LVIP Dimensional U.S. Core Equity 1 Fund–28

LVIP Dimensional U.S. Core Equity 1 Fund

Notes to Financial Statements (continued)

3. Investments (continued)

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,011,797,642

Aggregate unrealized appreciation	$268,956,706
Aggregate unrealized depreciation	(103,636,512)

Net unrealized appreciation	$165,320,194

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stock
Aerospace & Defense	$32,761,008	$ —	$—	$32,761,008
Air Freight & Logistics	8,418,901	—	—	8,418,901
Airlines	8,351,919	—	—	8,351,919
Auto Components	8,702,174	—	—	8,702,174
Automobiles	7,025,314	—	—	7,025,314
Banks	66,192,597	418,449	—	66,611,046
Beverages	22,636,833	—	—	22,636,833
Biotechnology	29,100,156	—	—	29,100,156
Building Products	5,668,009	—	—	5,668,009
Capital Markets	19,797,207	—	—	19,797,207
Chemicals	30,685,242	—	—	30,685,242
Commercial Services & Supplies	15,975,227	—	—	15,975,227
Communications Equipment	13,224,983	—	—	13,224,983
Construction & Engineering	4,955,439	—	—	4,955,439
Construction Materials	2,424,013	—	—	2,424,013
Consumer Finance	10,597,434	—	—	10,597,434
Containers & Packaging	9,902,985	—	—	9,902,985
Distributors	2,540,475	—	—	2,540,475
Diversified Consumer Services	3,151,012	—	—	3,151,012
Diversified Financial Services	17,826,941	—	—	17,826,941
Diversified Telecommunication Services	30,439,921	—	—	30,439,921
Electric Utilities	22,231,555	—	—	22,231,555
Electrical Equipment	8,096,007	—	—	8,096,007
Electronic Equipment, Instruments & Components	14,931,478	—	—	14,931,478
Energy Equipment & Services	10,681,457	—	—	10,681,457
Food & Staples Retailing	23,159,197	—	—	23,159,197

LVIP Dimensional U.S. Core Equity 1 Fund–29

LVIP Dimensional U.S. Core Equity 1 Fund

Notes to Financial Statements (continued)

3. Investments (continued)

	Level 1	Level 2	Level 3	Total
Food Products	$ 23,816,018	$ —	$ —	$ 23,816,018
Gas Utilities	7,332,401	—	—	7,332,401
Health Care Equipment & Supplies	24,515,681	—	—	24,515,681
Health Care Providers & Services	35,953,559	1,386,494	—	37,340,053
Health Care Technology	2,032,184	—	—	2,032,184
Hotels, Restaurants & Leisure	30,962,958	—	—	30,962,958
Household Durables	10,333,093	—	—	10,333,093
Household Products	15,708,342	—	—	15,708,342
Independent Power & Renewable Electricity Producers	2,495,987	—	—	2,495,987
Industrial Conglomerates	14,293,155	—	—	14,293,155
Insurance	39,065,302	345,036	—	39,410,338
Internet & Catalog Retail	18,927,309	—	—	18,927,309
Internet Software & Services	26,415,111	—	—	26,415,111
IT Services	46,209,925	584,423	—	46,794,348
Leisure Products	3,324,686	—	—	3,324,686
Life Sciences Tools & Services	9,542,221	—	—	9,542,221
Machinery	31,695,424	94,977	—	31,790,401
Marine	671,374	—	—	671,374
Media	38,412,345	—	—	38,412,345
Metals & Mining	9,285,652	—	—	9,285,652
Multiline Retail	7,652,286	—	—	7,652,286
Multi-Utilities	13,451,748	—	—	13,451,748
Oil, Gas & Consumable Fuels	58,150,532	—	—	58,150,532
Paper & Forest Products	1,740,591	—	—	1,740,591
Personal Products	3,189,332	—	—	3,189,332
Pharmaceuticals	42,678,787	—	—	42,678,787
Professional Services	7,855,384	—	—	7,855,384
Real Estate Management & Development	2,455,082	—	—	2,455,082
Road & Rail	13,613,176	—	—	13,613,176
Semiconductors & Semiconductor Equipment	36,314,110	—	—	36,314,110
Software	38,101,663	1,755,551	—	39,857,214
Specialty Retail	41,841,104	—	—	41,841,104
Technology Hardware, Storage & Peripherals	41,265,836	—	—	41,265,836
Textiles, Apparel & Luxury Goods	12,386,884	—	—	12,386,884
Thrifts & Mortgage Finance	3,627,393	—	—	3,627,393
Tobacco	15,660,493	—	—	15,660,493
Trading Companies & Distributors	5,970,987	—	—	5,970,987
Transportation Infrastructure	388,804	—	—	388,804
Water Utilities	2,316,897	—	—	2,316,897
Wireless Telecommunication Services	1,867,113	—	—	1,867,113
Right	—	—	7,917	7,917
Money Market Fund	1,526,576	—	—	1,526,576
Total	$1,172,524,989	$4,584,930	$7,917	$1,177,117,836

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Dimensional U.S. Core Equity 1 Fund–30

LVIP Dimensional U.S. Core Equity 1 Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/16	Year Ended 12/31/15
Shares sold:
Standard Class	1,241,580	384,606
Service Class	244,406	288,391
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	4,174,343
Service Class	—	277,862

	1,485,986	5,125,202

Shares redeemed:
Standard Class	(2,854,674)	(3,570,916)
Service Class	(171,414)	(376,362)

	(3,026,088)	(3,947,278)

Net increase (decrease)	(1,540,102)	1,177,924

5. Market Risk

The Fund invests in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. As of June 30, 2016, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Dimensional U.S. Core Equity 1 Fund–31

LVIP Delaware Social Awareness Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2016

LVIP Delaware Social Awareness Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Social Awareness Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2016 to June 30, 2016

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*
Actual
Standard Class Shares	$1,000.00	$995.60	0.44%	$2.18
Service Class Shares	1,000.00	993.80	0.79%	3.92
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.68	0.44%	$2.21
Service Class Shares	1,000.00	1,020.93	0.79%	3.97

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Delaware Social Awareness Fund—1

LVIP Delaware Social Awareness Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2016

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	98.49%
Aerospace & Defense	1.68%
Auto Components	0.57%
Automobiles	1.25%
Banks	2.84%
Beverages	1.43%
Biotechnology	6.79%
Capital Markets	4.83%
Chemicals	2.14%
Communications Equipment	1.25%
Consumer Finance	1.29%
Containers & Packaging	0.66%
Diversified Financial Services	0.99%
Diversified Telecommunication Services	2.58%
Electrical Equipment	0.76%
Food & Staples Retailing	2.37%
Food Products	1.56%
Health Care Equipment & Supplies	1.64%
Health Care Providers & Services	3.37%
Health Care Technology	0.81%
Hotels, Restaurants & Leisure	1.73%
Household Durables	0.80%
Industrial Conglomerates	1.04%
Insurance	4.91%
Internet & Catalog Retail	1.22%
Internet Software & Services	3.52%
IT Services	2.05%
Life Sciences Tools & Services	1.15%
Machinery	2.09%
Media	6.86%
Oil, Gas & Consumable Fuels	6.16%
Pharmaceuticals	2.64%
Professional Services	1.24%
Real Estate Investment Trusts	4.34%
Road & Rail	1.56%
Semiconductors & Semiconductor Equipment	6.26%
Software	5.77%
Specialty Retail	3.54%
Technology Hardware, Storage & Peripherals	2.13%
Textiles, Apparel & Luxury Goods	0.67%
Money Market Fund	3.36%
Total Value of Securities	101.85%
Liabilities Net of Receivables and Other Assets	(1.85%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Alphabet Class A	3.52%
Comcast Class A	3.11%
Walt Disney	2.97%
AT&T	2.58%
UnitedHealth Group	2.35%
Microsoft	2.20%
Apple	2.12%
AbbVie	1.99%
Gilead Sciences	1.95%
American Tower	1.94%
Total	24.73%

IT–Information Technology

LVIP Delaware Social Awareness Fund–2

LVIP Delaware Social Awareness Fund

Statement of Net Assets

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.49%
Aerospace & Defense–1.68%
Rockwell Collins	134,000	$11,408,760

		11,408,760

Auto Components–0.57%
BorgWarner	131,100	3,870,072

		3,870,072

Automobiles–1.25%
Ford Motor	676,400	8,502,348

		8,502,348

Banks–2.84%
KeyCorp	563,300	6,224,465
U.S. Bancorp	325,100	13,111,283

		19,335,748

Beverages–1.43%
PepsiCo	92,000	9,746,480

		9,746,480

Biotechnology–6.79%
AbbVie	218,900	13,552,098
†Alkermes	77,700	3,358,194
†Celgene	115,700	11,411,491
Gilead Sciences	158,900	13,255,438
†Vertex Pharmaceuticals	54,100	4,653,682

		46,230,903

Capital Markets–4.83%
BlackRock	30,100	10,310,153
Invesco	366,200	9,352,748
Raymond James Financial	135,900	6,699,870
State Street	120,800	6,513,536

		32,876,307

Chemicals–2.14%
†Axalta Coating Systems	258,500	6,858,005
Praxair	68,500	7,698,715

		14,556,720

Communications Equipment–1.25%
Cisco Systems	296,800	8,515,192

		8,515,192

Consumer Finance–1.29%
Capital One Financial	138,150	8,773,907

		8,773,907

Containers & Packaging–0.66%
WestRock	115,500	4,489,485

		4,489,485

Diversified Financial Services–0.99%
Intercontinental Exchange	26,450	6,770,142

		6,770,142

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Telecommunication Services–2.58%
AT&T	406,000	$17,543,260

		17,543,260

Electrical Equipment–0.76%
Acuity Brands	20,900	5,182,364

		5,182,364

Food & Staples Retailing–2.37%
Casey’s General Stores	31,900	4,195,169
CVS Health	124,800	11,948,352

		16,143,521

Food Products–1.56%
General Mills	148,800	10,612,416

		10,612,416

Health Care Equipment & Supplies–1.64%
Abbott Laboratories	182,100	7,158,351
†DexCom	50,600	4,014,098

		11,172,449

Health Care Providers & Services–3.37%
†Express Scripts Holding	91,500	6,935,700
UnitedHealth Group	113,300	15,997,960

		22,933,660

Health Care Technology–0.81%
†Cerner	94,000	5,508,400

		5,508,400

Hotels, Restaurants & Leisure–1.73%
Aramark	102,600	3,428,892
Starbucks	145,900	8,333,808

		11,762,700

Household Durables–0.80%
Newell Brands	112,626	5,470,245

		5,470,245

Industrial Conglomerates–1.04%
Roper Technologies	41,500	7,078,240

		7,078,240

Insurance–4.91%
Aflac	179,100	12,923,856
Prudential Financial	103,100	7,355,154
Travelers	110,700	13,177,728

		33,456,738

Internet & Catalog Retail–1.22%
†Amazon.com	11,600	8,301,192

		8,301,192

LVIP Delaware Social Awareness Fund–3

LVIP Delaware Social Awareness Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet Software & Services–3.52%
†Alphabet Class A	34,100	$23,990,373

		23,990,373

IT Services–2.05%
Accenture Class A	59,600	6,752,084
Sabre	268,500	7,193,115

		13,945,199

Life Sciences Tools & Services–1.15%
Thermo Fisher Scientific	53,200	7,860,832

		7,860,832

Machinery–2.09%
Lincoln Electric Holdings	87,100	5,145,868
Parker-Hannifin	84,000	9,076,200

		14,222,068

Media–6.86%
Cinemark Holdings	146,800	5,352,328
Comcast Class A	324,800	21,173,712
Walt Disney	206,400	20,190,048

		46,716,088

Oil, Gas & Consumable Fuels–6.16%
EOG Resources	109,600	9,142,832
EQT	94,700	7,332,621
Marathon Oil	376,900	5,657,269
Noble Energy	208,300	7,471,721
Occidental Petroleum	67,200	5,077,632
Pioneer Natural Resources	47,800	7,227,838

		41,909,913

Pharmaceuticals–2.64%
†Allergan	41,203	9,521,601
Pfizer	240,200	8,457,442

		17,979,043

Professional Services–1.24%
Nielsen Holdings	162,400	8,439,928

		8,439,928

Real Estate Investment Trusts–4.34%
American Tower	116,500	13,235,564
Host Hotels & Resorts	305,000	4,944,050
National Retail Properties	173,600	8,978,591
Sovran Self Storage	22,700	2,381,684

		29,539,889

Road & Rail–1.56%
Union Pacific	121,400	10,592,150

		10,592,150

Semiconductors & Semiconductor Equipment–6.26%
Analog Devices	62,300	3,528,672
Broadcom	53,600	8,329,440

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Intel	326,500	$10,709,200
Maxim Integrated Products	256,000	9,136,640
QUALCOMM	203,200	10,885,424

		42,589,376

Software–5.77%
†Adobe Systems	108,300	10,374,057
Microsoft	292,800	14,982,575
†salesforce.com	113,900	9,044,799
†Tyler Technologies	29,200	4,867,932

		39,269,363

Specialty Retail–3.54%
Home Depot	96,200	12,283,778
Tractor Supply	129,900	11,844,282

		24,128,060

Technology Hardware, Storage & Peripherals–2.13%
Apple	151,300	14,464,280

		14,464,280

Textiles, Apparel & Luxury Goods–0.67%
NIKE Class B	82,800	4,570,560

		4,570,560

Total Common Stock (Cost $466,855,646)		670,458,371

MONEY MARKET FUND–3.36%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	22,879,247	22,879,247

Total Money Market Fund (Cost $22,879,247)		22,879,247

LVIP Delaware Social Awareness Fund–4

LVIP Delaware Social Awareness Fund

Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–101.85% (Cost $489,734,893)	$693,337,618
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.85%)	(12,574,530)

NET ASSETS APPLICABLE TO 17,092,995 SHARES OUTSTANDING–100.00%	$680,763,088

NET ASSET VALUE PER SHARE–LVIP DELAWARE SOCIAL AWARENESS FUND STANDARD CLASS ($598,028,075 / 15,006,630 Shares)	$39.851

NET ASSET VALUE PER SHARE–LVIP DELAWARE SOCIAL AWARENESS FUND SERVICE CLASS ($82,735,013 / 2,086,365 Shares)	$39.655

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$349,980,359
Undistributed net investment income	4,996,470
Accumulated net realized gain on investments	122,183,534
Net unrealized appreciation of investments	203,602,725

Total net assets	$680,763,088

†	Non-income producing for the period.

★	Includes $18,710,131 payable for securities purchased, 346,454 payable for fund shares redeemed and $239,746 due to manager and affiliates as of June 30, 2016.

IT–Information Technology

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Social Awareness Fund–5

LVIP Delaware Social Awareness Fund

Statement of Operations

Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME:
Dividends	$6,608,834
Interest	8,707

6,617,541

EXPENSES:
Management fees	1,291,200
Distribution fees-Service Class	141,685
Accounting and administration expenses	84,974
Reports and statements to shareholders	37,174
Professional fees	23,027
Trustees’ fees and expenses	9,103
Custodian fees	3,782
Consulting fees	1,015
Pricing fees	178
Other	28,933

Total operating expenses	1,621,071

NET INVESTMENT INCOME	4,996,470

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	38,614,345
Net change in unrealized appreciation (depreciation) of investments	(47,974,638)

NET REALIZED AND UNREALIZED LOSS	(9,360,293)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,363,823)

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Social Awareness Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,996,470	$10,590,866
Net realized gain	38,614,345	84,333,052
Net change in unrealized appreciation (depreciation)	(47,974,638)	(99,197,488)

Net decrease in net assets resulting from operations	(4,363,823)	(4,273,570)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(9,703,449)
Service Class	—	(980,596)
Net realized gain:
Standard Class	—	(71,891,423)
Service Class	—	(9,630,705)

	—	(92,206,173)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	7,095,796	16,367,190
Service Class	4,612,142	17,311,844
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	81,594,872
Service Class	—	10,611,301

	11,707,938	125,885,207

Cost of shares redeemed:
Standard Class	(40,470,692)	(81,046,112)
Service Class	(6,727,803)	(20,069,177)

	(47,198,495)	(101,115,289)

Increase (decrease) in net assets derived from capital share transactions	(35,490,557)	24,769,918

NET DECREASE IN NET ASSETS	(39,854,380)	(71,709,825)
NET ASSETS:
Beginning of period	720,617,468	792,327,293

End of period	$680,763,088	$720,617,468

Undistributed net investment income	$4,996,470	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Social Awareness Fund–6

LVIP Delaware Social Awareness Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Social Awareness Fund Standard Class
	Six Months Ended 6/30/16[1] (unaudited)	12/31/15	12/31/14	Year Ended 12/31/13	12/31/12	12/31/11
Net asset value, beginning of period	$40.028	$46.219	$42.841	$32.535	$30.528	$30.573

Income (loss) from investment operations:
Net investment income[2]	0.292	0.643	0.589	0.490	0.429	0.352
Net realized and unrealized gain (loss)	(0.469)	(1.131)	5.822	11.070	4.186	(0.154)

Total from investment operations	(0.177)	(0.488)	6.411	11.560	4.615	0.198

Less dividends and distributions from:
Net investment income	—	(0.621)	(0.687)	(0.498)	(0.246)	(0.243)
Net realized gain	—	(5.082)	(2.346)	(0.756)	(2.362)	—

Total dividends and distributions	—	(5.703)	(3.033)	(1.254)	(2.608)	(0.243)

Net asset value, end of period	$39.851	$40.028	$46.219	$42.841	$32.535	$30.528

Total return[3]	(0.44% )	(0.66% )	15.20%	35.69%	15.28%	0.64%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$598,028	$635,177	$703,330	$666,760	$546,051	$541,611
Ratio of expenses to average net assets	0.44%	0.42%	0.42%	0.45%	0.47%	0.47%
Ratio of net investment income to average net assets	1.52%	1.42%	1.31%	1.27%	1.31%	1.12%
Portfolio turnover	14%	20%	15%	15%	22%	41%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Social Awareness Fund–7

LVIP Delaware Social Awareness Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Social Awareness Fund Service Class
	Six Months Ended 6/30/16[1] (unaudited)	12/31/15	12/31/14	Year Ended 12/31/13	12/31/12	12/31/11
Net asset value, beginning of period	$39.901	$46.089	$42.740	$32.475	$30.478	$30.523

Income (loss) from investment operations:
Net investment income[2]	0.224	0.482	0.430	0.355	0.313	0.241
Net realized and unrealized gain (loss)	(0.470)	(1.125)	5.795	11.030	4.178	(0.151)

Total from investment operations	(0.246)	(0.643)	6.225	11.385	4.491	0.090

Less dividends and distributions from:
Net investment income	—	(0.463)	(0.530)	(0.364)	(0.132)	(0.135)
Net realized gain	—	(5.082)	(2.346)	(0.756)	(2.362)	—

Total dividends and distributions	—	(5.545)	(2.876)	(1.120)	(2.494)	(0.135)

Net asset value, end of period	$39.655	$39.901	$46.089	$42.740	$32.475	$30.478

Total return[3]	(0.62% )	(1.01% )	14.80%	35.21%	14.88%	0.29%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$82,735	$85,440	$88,997	$82,148	$60,175	$56,915
Ratio of expenses to average net assets	0.79%	0.77%	0.77%	0.80%	0.82%	0.82%
Ratio of net investment income to average net assets	1.17%	1.07%	0.96%	0.92%	0.96%	0.77%
Portfolio turnover	14%	20%	15%	15%	22%	41%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Social Awareness Fund–8

LVIP Delaware Social Awareness Fund

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Delaware Social Awareness Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to maximize long-term capital appreciation (as measured by the change in the value of Fund shares over a period of three years or longer).

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2016 and for all open tax years (years ended December 31, 2012–December 31, 2015), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2016, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Withholding taxes on foreign dividends are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions

LVIP Delaware Social Awareness Fund–9

LVIP Delaware Social Awareness Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

by the issuer or management estimate. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2016.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2016.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund; 0.40% of the next $200 million; and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Delaware Investments Fund Advisers (the “Sub-Adviser”), a series of Delaware Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2016, costs for these administrative and legal services were as follows:

Administrative	$17,927
Legal	4,934

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $29,454 for the six months ended June 30, 2016.

The Fund offers Standard Class and Service Class shares. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual distribution and/or service fee (“12b-1 Fee”) at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

At June 30, 2016, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$214,748
Distribution fees payable to LFD	23,903
Printing and mailing fees payable to Lincoln Life	1,095

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$92,082,924
Sales	120,498,565

LVIP Delaware Social Awareness Fund–10

LVIP Delaware Social Awareness Fund

Notes to Financial Statements (continued)

3. Investments (continued)

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$489,734,893

Aggregate unrealized appreciation	$226,750,334
Aggregate unrealized depreciation	(23,147,609)

Net unrealized appreciation	$203,602,725

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

Level 1
Common Stock	$670,458,371
Money Market Fund	22,879,247

Total	$693,337,618

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Delaware Social Awareness Fund–11

LVIP Delaware Social Awareness Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/16	Year Ended 12/31/15
Shares sold:
Standard Class	180,847	363,453
Service Class	120,799	385,641
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	2,074,417
Service Class	—	271,552

	301,646	3,095,063

Shares redeemed:
Standard Class	(1,042,621)	(1,786,883)
Service Class	(175,760)	(446,838)

	(1,218,381)	(2,233,721)

Net increase (decrease)	(916,735)	861,342

5. Market Risk

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2016. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund only invests in companies that meet its definition of “socially responsible” and may be subject to certain risks as a result of investing exclusively in socially responsible companies. By avoiding certain companies not considered socially responsible, it could miss out on strong performance from those companies.

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Delaware Social Awareness Fund–12

LVIP Delaware Special Opportunities Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2016

LVIP Delaware Special Opportunities Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Special Opportunities Fund

Disclosure

        OF FUND EXPENSES (unaudited)

For the Period January 1, 2016 to June 30, 2016

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) Fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*
Actual
Standard Class Shares	$1,000.00	$1,060.30	0.45%	$2.31
Service Class Shares	1,000.00	1,058.50	0.80%	4.09
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.63	0.45%	$2.26
Service Class Shares	1,000.00	1,020.89	0.80%	4.02

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Delaware Special Opportunities Fund–1

LVIP Delaware Special Opportunities Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2016

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	97.88%
Auto Components	1.67%
Banks	8.34%
Beverages	1.36%
Capital Markets	1.88%
Chemicals	7.06%
Commercial Services & Supplies	0.39%
Construction & Engineering	1.53%
Containers & Packaging	2.82%
Diversified Consumer Services	1.02%
Electric Utilities	4.24%
Electrical Equipment	0.60%
Electronic Equipment, Instruments & Components	2.49%
Energy Equipment & Services	3.01%
Food Products	1.29%
Health Care Equipment & Supplies	2.93%
Health Care Providers & Services	3.93%
Hotels, Restaurants & Leisure	1.35%
Household Durables	1.15%
Insurance	10.88%
IT Services	1.83%
Leisure Products	0.89%
Life Sciences Tools & Services	2.65%
Machinery	2.76%
Media	1.31%
Multiline Retail	0.61%
Multi-Utilities	3.15%
Oil, Gas & Consumable Fuels	4.74%
Pharmaceuticals	0.64%
Professional Services	0.97%
Real Estate Investment Trusts	8.61%
Road & Rail	1.68%
Semiconductors & Semiconductor Equipment	1.53%
Software	4.09%
Specialty Retail	0.37%
Technology Hardware, Storage & Peripherals	0.50%
Textiles, Apparel & Luxury Goods	0.54%
Tobacco	1.27%
Trading Companies & Distributors	1.80%
Money Market Fund	1.78%
Short-Term Investment	0.42%
Total Value of Securities	100.08%
Liabilities Net of Receivables and Other Assets	(0.08%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
American Financial Group	3.43%
East West Bancorp	2.78%
Synopsys	2.45%
Torchmark	2.35%
Newfield Exploration	2.11%
Reinsurance Group of America	2.05%
Raymond James Financial	1.88%
Fiserv	1.83%
Highwoods Properties	1.82%
Berry Plastics Group	1.77%
Total	22.47%

IT–Information Technology

LVIP Delaware Special Opportunities Fund–2

LVIP Delaware Special Opportunities Fund

Statement of Net Assets

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–97.88%
Auto Components–1.67%
BorgWarner	104,700	$3,090,744
Johnson Controls	75,500	3,341,630
†Tenneco	74,400	3,467,784

		9,900,158

Banks–8.34%
Bank of Hawaii	98,800	6,797,440
Comerica	230,900	9,496,917
East West Bancorp	481,000	16,440,580
Fifth Third Bancorp	395,000	6,948,050
Hancock Holding	210,700	5,501,377
Zions Bancorporation	168,800	4,241,944

		49,426,308

Beverages–1.36%
Dr Pepper Snapple Group	83,400	8,058,942

		8,058,942

Capital Markets–1.88%
Raymond James Financial	226,050	11,144,265

		11,144,265

Chemicals–7.06%
Albemarle	119,900	9,509,269
†Axalta Coating Systems	279,100	7,404,523
Celanese Class A	114,100	7,467,845
Eastman Chemical	133,200	9,044,280
†GCP Applied Technologies	96,400	2,510,256
W.R. Grace	80,200	5,871,442

		41,807,615

Commercial Services & Supplies–0.39%
Brink’s	82,000	2,336,180

		2,336,180

Construction & Engineering–1.53%
†AECOM	189,400	6,017,238
KBR	230,400	3,050,496

		9,067,734

Containers & Packaging–2.82%
†Berry Plastics Group	270,282	10,500,456
Graphic Packaging Holding	495,500	6,213,570

		16,714,026

Diversified Consumer Services–1.02%
Service International	223,300	6,038,032

		6,038,032

Electric Utilities–4.24%
Edison International	112,500	8,737,875
IDACORP	101,800	8,281,430
PPL	214,100	8,082,275

		25,101,580

Number of Shares		Value (U.S. $)

COMMON STOCK (continued)
Electrical Equipment–0.60%
Regal Beloit	64,600	$3,556,230

		3,556,230

Electronic Equipment, Instruments & Components–2.49%
Avnet	252,900	10,244,979
†Keysight Technologies	155,950	4,536,585

		14,781,564

Energy Equipment & Services–3.01%
Helmerich & Payne	50,700	3,403,491
Rowan	213,600	3,772,176
Schlumberger	30,530	2,414,312
Superior Energy Services	447,700	8,242,157

		17,832,136

Food Products–1.29%
Tyson Foods Class A	114,500	7,647,455

		7,647,455

Health Care Equipment & Supplies–2.93%
Becton Dickinson	46,100	7,818,099
Zimmer Biomet Holdings	79,100	9,522,058

		17,340,157

Health Care Providers & Services–3.93%
Cigna	40,500	5,183,595
†MEDNAX	59,500	4,309,585
@Quest Diagnostics	51,100	4,160,051
Universal Health Services Class B	71,600	9,601,560

		23,254,791

Hotels, Restaurants & Leisure–1.35%
Bloomin’ Brands	211,300	3,775,931
Starwood Hotels & Resorts Worldwide	56,800	4,200,360

		7,976,291

Household Durables–1.15%
DR Horton	217,033	6,832,199

		6,832,199

Insurance–10.88%
American Financial Group	274,650	20,304,875
Reinsurance Group of America	125,500	12,172,245
Torchmark	225,150	13,918,773
Validus Holdings	176,500	8,576,135
W.R. Berkley	158,450	9,494,324

		64,466,352

IT Services–1.83%
†Fiserv	99,800	10,851,254

		10,851,254

LVIP Delaware Special Opportunities Fund–3

LVIP Delaware Special Opportunities Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Leisure Products–0.89%
Hasbro	62,600	$5,257,774

		5,257,774

Life Sciences Tools & Services–2.65%
Agilent Technologies	166,700	7,394,812
Thermo Fisher Scientific	56,200	8,304,112

		15,698,924

Machinery–2.76%
ITT	235,400	7,528,092
Stanley Black & Decker	61,400	6,828,908
Terex	97,000	1,970,070

		16,327,070

Media–1.31%
Cinemark Holdings	106,900	3,897,574
Meredith	74,625	3,873,784

		7,771,358

Multiline Retail–0.61%
Macy’s	106,800	3,589,548

		3,589,548

Multi-Utilities–3.15%
Public Service Enterprise Group	200,700	9,354,627
WEC Energy Group	142,600	9,311,780

		18,666,407

Oil, Gas & Consumable Fuels–4.74%
†Newfield Exploration	283,200	12,511,776
SM Energy	287,400	7,759,800
Tesoro	62,200	4,660,024
†Whiting Petroleum	337,300	3,123,398

		28,054,998

Pharmaceuticals–0.64%
†Mylan	87,300	3,774,852

		3,774,852

Professional Services–0.97%
ManpowerGroup	89,800	5,777,732

		5,777,732

Real Estate Investment Trusts–8.61%
Apartment Investment & Management Class A	93,800	4,142,208
Boston Properties	45,800	6,041,020
Brandywine Realty Trust	554,600	9,317,280
CBL & Associates Properties	367,500	3,421,425
Highwoods Properties	204,400	10,792,320
Host Hotels & Resorts	509,400	8,257,374
Kimco Realty	287,400	9,018,612

		50,990,239

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Road & Rail–1.68%
CSX	216,200	$5,638,496
JB Hunt Transport Services	53,000	4,289,290

		9,927,786

Semiconductors & Semiconductor Equipment–1.53%
†Qorvo	72,500	4,006,350
Teradyne.	258,000	5,080,020

		9,086,370

Software–4.09%
†Citrix Systems	41,900	3,355,771
Symantec	310,900	6,385,886
†Synopsys	268,400	14,515,072

		24,256,729

Specialty Retail–0.37%
Staples	254,300	2,192,066

		2,192,066

Technology Hardware, Storage & Peripherals–0.50%
Western Digital	63,200	2,986,832

		2,986,832

Textiles, Apparel & Luxury Goods–0.54%
VF	51,800	3,185,182

		3,185,182

Tobacco–1.27%
Reynolds American	139,700	7,534,021

		7,534,021

Trading Companies & Distributors–1.80%
†HD Supply Holdings	130,600	4,547,492
†United Rentals	90,800	6,092,680

		10,640,172

Total Common Stock (Cost $391,957,655)		579,851,329

MONEY MARKET FUND–1.78%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	10,552,546	10,552,546

Total Money Market Fund (Cost $10,552,546)		10,552,546

LVIP Delaware Special Opportunities Fund–4

LVIP Delaware Special Opportunities Fund

Statement of Net Assets (continued)

Principal Amount°		Value (U.S. $)

SHORT-TERM INVESTMENT–0.42%
≠Discounted Commercial Paper–0.42%
BNP Paribas
0.28% 7/1/16	2,500,000	$2,500,000

Total Short-Term Investment (Cost $2,500,000)		2,500,000

TOTAL VALUE OF SECURITIES–100.08% (Cost $405,010,201)	$592,903,875
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(500,069)

NET ASSETS APPLICABLE TO 14,543,610 SHARES OUTSTANDING–100.00%	$592,403,806

NET ASSET VALUE PER SHARE–LVIP DELAWARE SPECIAL OPPORTUNITIES FUND STANDARD CLASS ($501,754,695 / 12,309,958 Shares)	$40.760

NET ASSET VALUE PER SHARE–LVIP DELAWARE SPECIAL OPPORTUNITIES FUND SERVICE CLASS ($90,649,111 / 2,233,652 Shares)	$40.583

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$292,652,347
Undistributed net investment income	5,047,974
Accumulated net realized gain on investments	106,810,304
Net unrealized appreciation of investments	187,893,181

Total net assets	$592,403,806

†	Non-income producing for the period.

«	Includes $263,227 payable for fund shares redeemed, $7,054,201 payable for securities purchased and $218,520 due to manager and affiliates as of June 30, 2016.

@	Illiquid security. At June 30, 2016, the aggregate value of illiquid securities was $4,160,051, which represents 0.70% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars.

IT–Information Technology

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Special Opportunities Fund–5

LVIP Delaware Special Opportunities Fund

Statement of Operations

Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME:
Dividends	$6,380,134
Interest	14,803
Foreign tax withheld	(3,188)

6,391,749

EXPENSES:
Management fees	1,126,350
Distribution fees-Service Class	149,702
Accounting and administration expenses	70,946
Reports and statements to shareholders	33,701
Professional fees.	20,732
Trustees’ fees and expenses	7,540
Custodian fees	3,348
Consulting fees	969
Pricing fees	206
Other	4,830

Total operating expenses	1,418,324

NET INVESTMENT INCOME	4,973,425

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	23,514,330
Foreign currencies	(473)
Foreign currency exchange contracts	615

Net realized gain	23,514,472

Net change in unrealized appreciation (depreciation) of:
Investments	5,177,127
Foreign currencies	(563)

Net change in unrealized appreciation (depreciation)	5,176,564

NET REALIZED AND UNREALIZED GAIN	28,691,036

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$33,664,461

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Special Opportunities Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,973,425	$7,302,103
Net realized gain	23,514,472	83,954,685
Net change in unrealized appreciation (depreciation)	5,176,564	(88,640,817)

Net increase in net assets resulting from operations	33,664,461	2,615,971

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(6,438,561)
Service Class	—	(787,896)
Net realized gain:
Standard Class	—	(37,081,332)
Service Class	—	(6,065,216)

	—	(50,373,005)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	12,957,202	13,149,611
Service Class	5,620,453	13,551,189
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	43,519,893
Service Class	—	6,853,112

	18,577,655	77,073,805

Cost of shares redeemed:
Standard Class	(36,986,581)	(80,055,505)
Service Class	(6,538,456)	(15,214,128)

	(43,525,037)	(95,269,633)

Decrease in net assets derived from capital share transactions	(24,947,382)	(18,195,828)

NET INCREASE (DECREASE) IN NET ASSETS	8,717,079	(65,952,862)
NET ASSETS:
Beginning of period	583,686,727	649,639,589

End of period	$592,403,806	$583,686,727

Undistributed net investment income	$5,047,974	$74,549

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Special Opportunities Fund—6

LVIP Delaware Special Opportunities Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Special Opportunities Fund Standard Class

	Six Months Ended 6/30/16[1] (unaudited)	12/31/15	12/31/14	Year Ended 12/31/13	12/31/12	12/31/11
Net asset value, beginning of period	$38.441	$41.904	$41.371	$34.125	$33.749	$39.323

Income (loss) from investment operations:
Net investment income[2]	0.344	0.509	0.471	0.441	0.470	0.345
Net realized and unrealized gain (loss)	1.975	(0.451)	2.651	10.699	4.485	(2.624)

Total from investment operations	2.319	0.058	3.122	11.140	4.955	(2.279)

Less dividends and distributions from:
Net investment income	—	(0.502)	(0.564)	(0.434)	(0.269)	(0.115)
Net realized gain	—	(3.019)	(2.025)	(3.460)	(4.310)	(3.180)

Total dividends and distributions	—	(3.521)	(2.589)	(3.894)	(4.579)	(3.295)

Net asset value, end of period	$40.760	$38.441	$41.904	$41.371	$34.125	$33.749

Total return[3]	6.03%	0.26%	7.63%	33.78%	14.94%	(5.20% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$501,755	$497,273	$561,547	$573,997	$473,471	$467,227
Ratio of expenses to average net assets	0.45%	0.44%	0.43%	0.46%	0.47%	0.46%
Ratio of net investment income to average net assets	1.81%	1.21%	1.10%	1.13%	1.32%	0.90%
Portfolio turnover	7%	19%	7%	13%	11%	9%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Special Opportunities Fund–7

LVIP Delaware Special Opportunities Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Special Opportunities Fund Service Class

	Six Months Ended 6/30/16[1] (unaudited)	12/31/15	12/31/14	Year Ended 12/31/13	12/31/12	12/31/11
Net asset value, beginning of period	$38.341	$41.801	$41.280	$34.069	$33.702	$39.288

Income (loss) from investment operations:
Net investment income[2]	0.277	0.359	0.320	0.304	0.344	0.208
Net realized and unrealized gain (loss)	1.965	(0.445)	2.641	10.665	4.477	(2.614)

Total from investment operations	2.242	(0.086)	2.961	10.969	4.821	(2.406)

Less dividends and distributions from:
Net investment income	—	(0.355)	(0.415)	(0.298)	(0.144)	—
Net realized gain	—	(3.019)	(2.025)	(3.460)	(4.310)	(3.180)

Total dividends and distributions	—	(3.374)	(2.440)	(3.758)	(4.454)	(3.180)

Net asset value, end of period	$40.583	$38.341	$41.801	$41.280	$34.069	$33.702

Total return[3]	5.85%	(0.09% )	7.26%	33.32%	14.54%	(5.53% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$90,649	$86,414	$88,093	$85,755	$64,617	$61,431
Ratio of expenses to average net assets	0.80%	0.79%	0.78%	0.81%	0.82%	0.81%
Ratio of net investment income to average net assets	1.46%	0.86%	0.75%	0.78%	0.97%	0.55%
Portfolio turnover	7%	19%	7%	13%	11%	9%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Special Opportunities Fund–8

LVIP Delaware Special Opportunities Fund

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Delaware Special Opportunities Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to maximize long-term capital appreciation (as measured by the change in the value of Fund shares over a period of three years or longer).

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2016 and for all open tax years (years ended December 31, 2012–December 31, 2015), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2016, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate that portion of realized gains and losses on investments resulting from changes in foreign exchange rates from that which is due to changes in market prices. Both types of changes in gain (loss) are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date

LVIP Delaware Special Opportunities Fund–9

LVIP Delaware Special Opportunities Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate. Withholding taxes on foreign dividends are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2016.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2016.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of average daily net assets of the Fund; 0.40% of the next $200 million; and 0.30% of average daily net assets of the Fund in excess of $400 million.

Delaware Investments Fund Advisers (the “Sub-Adviser”), a series of Delaware Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2016, costs for these administrative and legal services were as follows:

Administrative	$14,852
Legal	4,085

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $28,457 for the six months ended June 30, 2016.

The Fund offers Standard Class and Service Class shares. Pursuant to its distribution and service plan, the Fund is authorized to pay out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual distribution and/or service fee (“12b-1 Fee”) at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the 12b-1 Fee is 0.35% of average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

At June 30, 2016, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$192,327
Distribution fees payable to LFD	26,076

LVIP Delaware Special Opportunities Fund–10

LVIP Delaware Special Opportunities Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Printing and mailing fees payable to Lincoln Life	117

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$41,331,013
Sales	62,283,425

At June 30, 2016, the cost of investments for federal income tax purpose has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$405,010,201

Aggregate unrealized appreciation	$228,332,541
Aggregate unrealized depreciation	(40,438,867)

Net unrealized appreciation	$187,893,674

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

	Level 1	Level 2	Total
Common Stock
Auto Components	$9,900,158	$—	$9,900,158
Banks	49,426,308	—	49,426,308
Beverages	8,058,942	—	8,058,942
Capital Markets	11,144,265	—	11,144,265
Chemicals	41,807,615	—	41,807,615
Commercial Services & Supplies	2,336,180	—	2,336,180
Construction & Engineering	9,067,734	—	9,067,734
Containers & Packaging	16,714,026	—	16,714,026
Diversified Consumer Services	6,038,032	—	6,038,032
Electric Utilities	25,101,580	—	25,101,580
Electrical Equipment	3,556,230	—	3,556,230
Electronic Equipment, Instruments & Components	14,781,564	—	14,781,564
Energy Equipment & Services	17,832,136	—	17,832,136
Food Products	7,647,455	—	7,647,455
Health Care Equipment & Supplies	17,340,157	—	17,340,157

LVIP Delaware Special Opportunities Fund–11

LVIP Delaware Special Opportunities Fund

Notes to Financial Statements (continued)

3. Investments (continued)

	Level 1	Level 2	Total
Health Care Providers & Services	$19,094,740	$4,160,051	$23,254,791
Hotels, Restaurants & Leisure	7,976,291	—	7,976,291
Household Durables	6,832,199	—	6,832,199
Insurance	64,466,352	—	64,466,352
IT Services	10,851,254	—	10,851,254
Leisure Products	5,257,774	—	5,257,774
Life Sciences Tools & Services	15,698,924	—	15,698,924
Machinery	16,327,070	—	16,327,070
Media	7,771,358	—	7,771,358
Multiline Retail	3,589,548	—	3,589,548
Multi-Utilities	18,666,407	—	18,666,407
Oil, Gas & Consumable Fuels	28,054,998	—	28,054,998
Pharmaceuticals	3,774,852	—	3,774,852
Professional Services	5,777,732	—	5,777,732
Real Estate Investment Trusts	50,990,239	—	50,990,239
Road & Rail	9,927,786	—	9,927,786
Semiconductors & Semiconductor Equipment	9,086,370	—	9,086,370
Software	24,256,729	—	24,256,729
Specialty Retail	2,192,066	—	2,192,066
Technology Hardware, Storage & Peripherals	2,986,832	—	2,986,832
Textiles, Apparel & Luxury Goods	3,185,182	—	3,185,182
Tobacco	7,534,021	—	7,534,021
Trading Companies & Distributors	10,640,172	—	10,640,172
Money Market Fund	10,552,546	—	10,552,546
Short-Term Investment	—	2,500,000	2,500,000

Total	$586,243,824	$6,660,051	$592,903,875

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/16	Year Ended 12/31/15
Shares sold:
Standard Class	329,533	310,536
Service Class	149,994	328,828
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,135,159
Service Class	—	179,726

	479,527	1,954,249

Shares redeemed:
Standard Class	(955,641)	(1,910,457)
Service Class	(170,165)	(362,141)

	(1,125,806)	(2,272,598)

Net decrease	(646,279)	(318,349)

LVIP Delaware Special Opportunities Fund–12

LVIP Delaware Special Opportunities Fund

Notes to Financial Statements (continued)

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts –The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it owns that are denominated in foreign currencies. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

No foreign currency exchange contracts were outstanding at June 30, 2016.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Foreign currency exchange contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$615	$—

6. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2016. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. As of June 30, 2016, there were no Rule 144A securities held by the Fund. Illiquid securities have been identified on the Statement of Net Assets.

LVIP Delaware Special Opportunities Fund–13

LVIP Delaware Special Opportunities Fund

Notes to Financial Statements (continued)

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Delaware Special Opportunities Fund–14

LVIP Dimensional International Equity Managed Volatility Fund

(formerly LVIP Dimensional International Core Equity Managed Volatility Fund)

a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2016

LVIP Dimensional International Equity Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Dimensional International Equity Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2016 to June 30, 2016

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

LVIP Dimensional International Core Equity Managed Volatility Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*
Actual
Standard Class Shares	$1,000.00	$951.20	0.18%	$0.87
Service Class Shares	1,000.00	950.10	0.43%	2.08
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.97	0.18%	$0.91
Service Class Shares	1,000.00	1,022.73	0.43%	2.16

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests a significant portion of its assets in other investment companies (Underlying Funds). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial Statements for the Underlying Funds can be found at www.sec.gov.

LVIP Dimensional International Equity Managed Volatility Fund–1

LVIP Dimensional International Equity Managed Volatility Fund

Security Type/Sector Allocations (unaudited)

As of June 30, 2016

LVIP Dimensional International Equity Managed Volatility Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Company	46.48%
International Equity Fund	46.48%
Unaffiliated Investment Companies	47.71%
International Equity Fund	46.76%
Money Market Fund	0.95%
Total Value of Securities	94.19%
Receivables and Other Assets Net of Liabilities	5.81%
Total Net Assets	100.00%

LVIP Dimensional International Equity Managed Volatility Fund–2

LVIP Dimensional International Equity Managed Volatility Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–46.48%
International Equity Fund–46.48%
*Lincoln Variable Insurance Products Trust - LVIP Dimensional International Core Equity Fund	14,163,491	$123,590,626

Total Affiliated Investment Company (Cost $136,034,679)		123,590,626

Number of Shares		Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–47.71%
International Equity Fund–46.76%
**DFA International Value Portfolio	8,350,412	$124,337,639

		124,337,639

Money Market Fund–0.95%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	2,539,722	2,539,722

		2,539,722

Total Unaffiliated Investment Companies (Cost $119,956,972)		126,877,361

TOTAL VALUE OF SECURITIES–94.19% (Cost $255,991,651)	250,467,987
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–5.81%	15,448,833

NET ASSETS APPLICABLE TO 31,297,382 SHARES OUTSTANDING–100.00%	$265,916,820

*	Standard Class shares.

**	Class I shares.

The following futures contracts were outstanding at June 30, 2016:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(450) British Pound Currency	$(38,802,920)	$(37,260,000)	9/20/16	$1,542,920
(449) Euro Currency	(62,746,779)	(62,340,844)	9/20/16	405,935
(2,003) Euro STOXX 50 Index	(62,332,866)	(63,461,775)	9/19/16	(1,128,909)
(454) FTSE 100 Index	(36,596,611)	(38,816,787)	9/19/16	(2,220,176)
(369) Japanese Yen Currency	(44,555,537)	(44,773,538)	9/20/16	(218,001)
(294) Nikkei 225 Index (OSE)	(44,609,438)	(44,328,475)	9/9/16	280,963

				$(1,337,268)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

DFA–Dimensional Fund Advisors

OSE–Osaka Securities Exchange

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional International Equity Managed Volatility Fund–3

LVIP Dimensional International Equity Managed Volatility Fund

Statement of Assets and Liabilities

June 30, 2016 (unaudited)

ASSETS:
Investments in affiliated investment company, at value	$123,590,626
Investments in unaffiliated investment companies, at value	126,877,361

Total investments, at value	250,467,987
Cash collateral held at broker for futures contracts	27,155,298
Receivables for fund shares sold	248,780
Dividends receivable from investment companies	2,379

TOTAL ASSETS	277,874,444

LIABILITIES:
Foreign currencies collateral due to broker	10,420,452
Net unrealized depreciation on futures contracts	1,337,268
Due to manager and affiliates	99,631
Payables for fund shares redeemed	52,899
Payables for investment companies shares purchased	30,856
Other accrued expenses payable	16,518

TOTAL LIABILITIES	11,957,624

TOTAL NET ASSETS	$265,916,820

Investments in affiliated investment company, at cost	$136,034,679
Investments in unaffiliated investment companies, at cost	119,956,972

Total investments, at cost	$255,991,651

Standard Class:
Net Assets	$15,949,050
Shares Outstanding	1,875,151
Net Asset Value Per Share	$8.505

Service Class:
Net Assets	$249,967,770
Shares Outstanding	29,422,231
Net Asset Value Per Share	$8.496

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$299,142,046
Undistributed net investment income	2,316,117
Accumulated net realized loss on investments	(28,680,411)
Net unrealized depreciation of investments and derivatives	(6,860,932)

TOTAL NET ASSETS	$265,916,820

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional International Equity Managed Volatility Fund–4

LVIP Dimensional International Equity Managed Volatility Fund

Statement of Operations

Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME:
Dividends from unaffiliated investment companies .	$2,853,624

EXPENSES:
Management fees	324,123
Distribution fees-Service Class	304,345
Accounting and administration expenses	56,481
Reports and statements to shareholders	18,556
Professional fees	13,416
Trustees’ fees and expenses	3,392
Custodian fees	2,052
Consulting fees	1,895
Pricing fees.	101
Other	774

725,135
Less management fees waived	(187,628)

Total operating expenses	537,507

NET INVESTMENT INCOME	2,316,117

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of investments in affiliated investment companies	(27,720,439)
Sale of investments in unaffiliated investment companies	341,179
Foreign currencies	(173,889)
Futures contracts	(5,058,464)

Net realized loss	(32,611,613)

Net change in unrealized appreciation (depreciation) of:
Investments in affiliated investment companies	11,613,850
Investments in unaffiliated investment companies	6,920,389
Futures contracts	(1,325,337)

Net change in unrealized appreciation (depreciation)	17,208,902

NET REALIZED AND UNREALIZED LOSS	(15,402,711)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(13,086,594)

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional International Equity Managed Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,316,117	$1,687,275
Net realized gain (loss)	(32,611,613)	11,266,590
Net change in unrealized appreciation (depreciation)	17,208,902	(24,200,204)

Net decrease in net assets resulting from operations	(13,086,594)	(11,246,339)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(162,023)
Service Class	—	(1,803,734)

	—	(1,965,757)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,451,345	6,612,006
Service Class	31,406,267	105,859,586
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	162,023
Service Class	—	1,803,734

	32,857,612	114,437,349

Cost of shares redeemed:
Standard Class	(759,299)	(25,077,487)
Service Class	(15,469,427)	(29,256,855)

	(16,228,726)	(54,334,342)

Increase in net assets derived from capital share transactions	16,628,886	60,103,007

NET INCREASE IN NET ASSETS .	3,542,292	46,890,911
NET ASSETS:
Beginning of period	262,374,528	215,483,617

End of period	$265,916,820	$262,374,528

Undistributed net investment income	$2,316,117	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional International Equity Managed Volatility Fund–5

LVIP Dimensional International Equity Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Dimensional International Equity Managed Volatility Fund Standard Class
	Six Months
	Ended					5/2/11[3]
	6/30/16[1,2]	Year Ended				to
	(unaudited)	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$8.941	$9.403	$10.391	$9.202	$7.951	$10.000

Income (loss) from investment operations:
Net investment income[4]	0.087	0.089	0.270	0.246	0.310	0.280
Net realized and unrealized gain (loss)	(0.523)	(0.461)	(1.048)	1.142	1.172	(2.306)

Total from investment operations	(0.436)	(0.372)	(0.778)	1.388	1.482	(2.026)

Less dividends and distributions from:
Net investment income	—	(0.090)	(0.210)	(0.187)	(0.212)	(0.023)
Net realized gain	—	—	—	(0.012)	(0.019)	—

Total dividends and distributions	—	(0.090)	(0.210)	(0.199)	(0.231)	(0.023)

Net asset value, end of period	$8.505	$8.941	$9.403	$10.391	$9.202	$7.951

Total return[5]	(4.88% )	(3.97% )	(7.50% )	15.12%	18.77%	(20.26% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$15,949	$16,022	$33,237	$34,646	$21,171	$7,955
Ratio of expenses to average net assets[6]	0.18%	0.19%	0.33%	0.33%	0.30%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.32%	0.33%	0.33%	0.37%	0.50%	1.52%
Ratio of net investment income to average net assets	2.02%	0.92%	2.62%	2.50%	3.60%	5.26%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.88%	0.78%	2.62%	2.46%	3.40%	4.04%
Portfolio turnover	51%	119% [7]	13%	13%	11%	5%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. was added as a sub-adviser for the Fund’s volatility management overlay.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[7]	As a result of changes in the Fund’s investment strategy, the portfolio turnover exceeded 100%.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional International Equity Managed Volatility Fund–6

LVIP Dimensional International Equity Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Dimensional International Equity Managed Volatility Fund Service Class
	Six Months
	Ended					5/2/11[3]
	6/30/16[1,2]	Year Ended				to
	(unaudited)	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$8.942	$9.403	$10.390	$9.202	$7.954	$10.000

Income (loss) from investment operations:
Net investment income[4]	0.076	0.064	0.243	0.223	0.288	0.271
Net realized and unrealized gain (loss)	(0.522)	(0.458)	(1.046)	1.139	1.171	(2.310)

Total from investment operations	(0.446)	(0.394)	(0.803)	1.362	1.459	(2.039)

Less dividends and distributions from:
Net investment income	—	(0.067)	(0.184)	(0.162)	(0.192)	(0.007)
Net realized gain	—	—	—	(0.012)	(0.019)	—

Total dividends and distributions	—	(0.067)	(0.184)	(0.174)	(0.211)	(0.007)

Net asset value, end of period	$8.496	$8.942	$9.403	$10.390	$9.202	$7.954

Total return[5]	(4.99% )	(4.21% )	(7.74% )	14.84%	18.47%	(20.39% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$249,968	$246,353	$182,247	$101,016	$30,083	$14,579
Ratio of expenses to average net assets[6]	0.43%	0.44%	0.58%	0.58%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.57%	0.58%	0.58%	0.62%	0.75%	1.77%
Ratio of net investment income to average net assets	1.77%	0.67%	2.37%	2.25%	3.35%	5.01%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.63%	0.53%	2.37%	2.21%	3.15%	3.79%
Portfolio turnover	51%	119% [7]	13%	13%	11%	5%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. was added as a sub-adviser for the Fund’s volatility management overlay.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[7]	As a result of changes in the Fund’s investment strategy, the portfolio turnover exceeded 100%.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional International Equity Managed Volatility Fund–7

LVIP Dimensional International Equity Managed Volatility Fund

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional International Equity Managed Volatility Fund (formerly, LVIP Dimensional International Core Equity Managed Volatility Fund) (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests a significant portion of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employ an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2016 and for all open tax years (years ended December 31, 2012-December 31, 2015) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2016, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate that portion of realized gains and losses on investments resulting from changes in foreign exchange rates from that which is due to changes in market prices. Both types of changes in gain/loss are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or

LVIP Dimensional International Equity Managed Volatility Fund–8

LVIP Dimensional International Equity Managed Volatility Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gains distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2016.

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of the Fund. This fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).

LIAC has contractually agreed to waive a portion of its advisory fee. Effective May 1, 2016, LIAC has contractually agreed to waive 0.04% of average daily net assets of the Fund. This agreement will continue through at least April 30, 2017, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC. Prior to May 1, 2016, LIAC had contractually agreed to waive 0.20% of average daily net assets of the Fund.

Effective May 1, 2016, SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for managing the Fund’s volatility management overlay. Prior to May 1, 2016, LIAC was responsible for day-to-day management of the entirety of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2016, costs for these administrative and legal services were as follows:

Administrative	$7,255
Legal	1,868

Lincoln Life also performs daily trading operations. The cost of these services is included in “Accounting and administration expenses” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $6,774 for the six months ended June 30, 2016.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $15,269 for the six months ended June 30, 2016.

The Fund offers Standard Class and Service Class shares. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual distribution and/or service fee (“12b-1 Fee”) at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the 12b-1 Fee is limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

In addition to the management fee and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds and has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2016, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$46,291
Distribution fees payable to LFD	51,787
Printing and mailing fees payable to Lincoln Life	1,553

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

LVIP Dimensional International Equity Managed Volatility Fund–9

LVIP Dimensional International Equity Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Affiliated investment companies, for purposes of the 1940 Act are investments that have a common investment adviser (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investment companies’ outstanding securities (non-LVIP Funds). Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the six months ended June 30, 2016, were as follows:

	Value 12/31/15	Purchases	Sales	Net Realized Gain (Loss)	Value 6/30/16	Dividends	Capital Gain Distributions
LVIP Dimensional International Core Equity Fund	$244,278,089	$12,617,846	$117,198,720	$(27,720,439)	$123,590,626	$—	$—

3. Investments

For the six months ended June 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$137,860,736
Sales	125,365,539

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$255,991,651

Aggregate unrealized appreciation	$6,920,389
Aggregate unrealized depreciation	(12,444,053)

Net unrealized depreciation	$(5,523,664)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

Level 1
Investment Companies	$250,467,987

Futures Contracts	$(1,337,268)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Dimensional International Equity Managed Volatility Fund–10

LVIP Dimensional International Equity Managed Volatility Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/16	Year Ended 12/31/15
Shares sold:
Standard Class	168,989	685,510
Service Class	3,667,799	11,026,039
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	17,990
Service Class	—	200,366

	3,836,788	11,929,905

Shares redeemed:
Standard Class	(85,754)	(2,446,388)
Service Class	(1,794,941)	(3,058,955)

	(1,880,695)	(5,505,343)

Net increase	1,956,093	6,424,562

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2016 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (Futures contracts)	Net unrealized depreciation on futures contracts	$280,963	Net unrealized depreciation on futures contracts	$(3,349,085)
Currency contracts (Futures contracts)	Net unrealized depreciation on futures contracts	1,948,855	Net unrealized depreciation on futures contracts	(218,001)

Total		$2,229,818		$(3,567,086)

LVIP Dimensional International Equity Managed Volatility Fund–11

LVIP Dimensional International Equity Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(2,484,110)	$(3,076,555)
Currency contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(2,574,354)	1,751,218

Total		$(5,058,464)	$(1,325,337)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2016. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2016.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$1,322,283	$126,809,065

6. Credit and Market Risk

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Dimensional International Equity Managed Volatility Fund–12

LVIP Dimensional International Equity Managed Volatility Fund

Other Fund Information (unaudited)

Approval of Subadvisory Agreement

On January 6, 2016, the Board of Trustees of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things the approval of the sub-advisory agreement with SSGA Funds Management, Inc. (“SSGA FM”) (the “Sub-Advisory Agreement”) for the Fund. The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC, The Lincoln National Life Insurance Company (“Lincoln Life”) and SSGA FM prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to approval of investment sub-advisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LIAC, Lincoln Life and SSGA FM provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including in-person presentations by representatives of SSGA FM, information about proposed sub-advisory fees and compliance and regulatory matters. The Board noted that SSGA FM provided sub-advisory services to other funds in the Trust. After reviewing the information received, the Independent Trustees requested supplemental information, and LIAC and SSGA FM provided materials in response. The Board determined that, given the totality of the information provided with respect to the Sub-Advisory Agreement, the Board had received sufficient information to approve the Sub-Advisory Agreement. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and employees of Lincoln Life, LIAC and SSGA FM to consider the approval of the Sub-Advisory Agreement.

Based upon its review, the Board concluded that it was in the best interests of the Fund that the Sub-Advisory Agreement be approved for the Fund. In considering the approval of the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Nature, Extent and Quality of Services. In considering the approval of the Sub-Advisory Agreement between LIAC and SSGA FM with respect to the Funds, the Board considered the nature, extent and quality of services to be provided by SSGA FM under the Sub-Advisory Agreement. The Board considered that SSGA FM provided sub-advisory services to other funds in the Trust and that the Board had reviewed extensive information provided by SSGA FM in connection with the annual contract renewal process most recently concluded in September 2015. The Board noted that State Street Global Advisors (“SSGA”), an affiliate of SSGA FM, has served as a consultant to LIAC with respect to the managed volatility overlay for the Fund and that LIAC proposed to delegate the responsibility of managing the Fund’s managed volatility overlay to SSGA FM as sub-adviser. The Board considered the criteria provided by LIAC in recommending SSGA FM be appointed a sub-adviser for the Fund’s managed volatility overlay, including historical modeling and noted that the Board was familiar with the managed volatility overlay services provided by SSGA as a consultant to LIAC with respect to the Fund. The Board reviewed the services to be provided by SSGA FM, the backgrounds of the investment professionals proposed to service the Fund, SSGA’s consulting work for LIAC with respect to the managed volatility overlay for the Fund and the reputation, resources and investment approach of SSGA FM. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board concluded that the services to be provided by SSGA FM were expected to be satisfactory.

Performance. With respect to performance, the Board considered that SSGA has served as a risk management consultant to LIAC with respect to the managed volatility overlay for the Fund and that the Board received quarterly performance information from LIAC and also from Morningstar, Inc. as part of the annual contract renewal process. The Board concluded that the services to be provided by SSGA FM were expected to be acceptable.

Sub-Advisory Fee and Economies of Scale. The Board reviewed the proposed sub-advisory fee schedule and noted SSGA FM’s statement that it does not sub-advise any portfolios with similar investment objectives. The Board considered that the sub-advisory fee schedule was negotiated between LIAC and SSGA FM, an unaffiliated third party and that LIAC would compensate SSGA FM from its fees. The Board concluded that the proposed sub-advisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered that the sub-advisory fee schedule was negotiated between LIAC and SSGA FM, an unaffiliated third party, and that LIAC would compensate SSGA FM from its fees. The Board reviewed materials provided by SSGA FM as to any additional benefits it receives and noted that SSGA FM indicated that it indirectly benefits from association with the Fund in the marketplace.

Overall Conclusions

Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Sub-Advisory Agreement are fair and reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the Fund.

LVIP Dimensional International Equity Managed Volatility Fund–13

LVIP Dimensional U.S. Equity Managed Volatility Fund

(formerly LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund)

a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2016

LVIP Dimensional U.S. Equity Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Dimensional U.S. Equity Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2016 to June 30, 2016

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

LVIP Dimensional U.S. Equity Managed Volatility Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*

Actual
Standard Class Shares	$1,000.00	$1,016.30	0.18%	$0.90
Service Class Shares	1,000.00	1,015.00	0.43%	2.15

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.97	0.18%	$0.91
Service Class Shares	1,000.00	1,022.73	0.43%	2.16

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests a significant portion of its assets in other investment companies (Underlying Funds). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial Statements for the Underlying Funds can be found at www.sec.gov.

LVIP Dimensional U.S. Equity Managed Volatility Fund–1

LVIP Dimensional U.S. Equity Managed Volatility Fund

Security Type/Sector Allocations (unaudited)

As of June 30, 2016

LVIP Dimensional U.S. Equity Managed Volatility Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Company	56.07%
Equity Fund	56.07%
Unaffiliated Investment Companies	43.35%
Equity Fund	37.86%
Money Market Fund	5.49%
Total Value of Securities	99.42%
Receivables and Other Assets Net of Liabilities	0.58%
Total Net Assets	100.00%

LVIP Dimensional U.S. Equity Managed Volatility Fund–2

LVIP Dimensional U.S. Equity Managed Volatility Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–56.07%
Equity Fund–56.07%
*Lincoln Variable Insurance Products Trust - LVIP Dimensional U.S. Core Equity 2 Fund	28,014,392	$271,375,418

Total Affiliated Investment Company (Cost $275,705,292)		271,375,418

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–43.35%
Equity Fund–37.86%
**DFA U.S. Large Company Portfolio	11,180,470	$183,247,906

		183,247,906

Money Market Fund–5.49%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	26,574,145	26,574,145

		26,574,145

Total Unaffiliated Investment Companies (Cost $189,599,617)		209,822,051

TOTAL VALUE OF SECURITIES–99.42% (Cost $465,304,909)	481,197,469
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.58%	2,785,031

NET ASSETS APPLICABLE TO 36,917,603 SHARES OUTSTANDING–100.00%	$483,982,500

*	Standard Class shares.

**	Institutional Class shares.

The following futures contracts were outstanding at June 30, 2016:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(100)	E-mini Russell 2000 Index	$(11,073,616)	$(11,474,000)	9/19/16	$ (400,384)
(744)	E-mini S&P 500 Index	(75,358,483)	(77,755,440)	9/19/16	(2,396,957)
(162)	E-mini S&P MidCap 400 Index	(23,301,568)	(24,186,600)	9/19/16	(885,032)

					$(3,682,373)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

DFA–Dimensional Fund Advisors

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Equity Managed Volatility Fund–3

LVIP Dimensional U.S. Equity Managed Volatility Fund

Statement of Assets and Liabilities

June 30, 2016 (unaudited)

ASSETS:
Investments in affiliated investment company, at value	$271,375,418
Investments in unaffiliated investment companies, at value	209,822,051

Total investments, at value	481,197,469
Cash collateral held at broker for futures contracts	6,836,393
Receivables for fund shares sold	376,100
Dividends receivable from investment companies	5,340
Prepaid printing and mailing fees to Lincoln Life	3,082

TOTAL ASSETS	488,418,384

LIABILITIES:
Net unrealized depreciation on futures contracts	3,682,373
Payables for investment companies shares purchased	403,203
Due to manager and affiliates	192,946
Payables for fund shares redeemed	139,847
Other accrued expenses payable	17,515

TOTAL LIABILITIES	4,435,884

TOTAL NET ASSETS	$483,982,500

Investments in affiliated investment company, at cost	$275,705,292
Investments in unaffiliated investment companies, at cost	189,599,617

Total investments, at cost	$465,304,909

Standard Class:
Net Assets	$21,663,424
Shares Outstanding	1,650,047
Net Asset Value Per Share	$13.129

Service Class:
Net Assets	$462,319,076
Shares Outstanding	35,267,556
Net Asset Value Per Share	$13.109

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$460,150,097
Undistributed net investment income	1,145,100
Accumulated net realized gain on investments	10,477,116
Net unrealized appreciation of investments and derivatives	12,210,187

TOTAL NET ASSETS	$483,982,500

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Equity Managed Volatility Fund–4

LVIP Dimensional U.S. Equity Managed Volatility Fund

Statement of Operations

Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME:
Dividends from unaffiliated investment companies	$2,100,310

EXPENSES:
Management fees	569,142
Distribution fees-Service Class	542,681
Accounting and administration expenses	87,423
Reports and statements to shareholders	24,279
Professional fees	15,832
Trustees’ fees and expenses	5,944
Custodian fees	2,917
Consulting fees	1,976
Pricing fees	73
Other	1,325

1,251,592
Less management fees waived	(296,382)

Total operating expenses	955,210

NET INVESTMENT INCOME:	1,145,100

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of investments in affiliated investment companies	(28,911,132)
Sale of investments in unaffiliated investment companies	322,476
Futures contracts	(4,563,153)

Net realized loss	(33,151,809)

Net change in unrealized appreciation (depreciation) of:
Investments in affiliated investment companies	21,786,648
Investments in unaffiliated investment companies	20,222,434
Futures contracts	(2,425,197)

Net change in unrealized appreciation (depreciation)	39,583,885

NET REALIZED AND UNREALIZED GAIN	6,432,076

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,577,176

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Equity Managed Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,145,100	$3,068,684
Net realized gain (loss)	(33,151,809)	50,724,954
Net change in unrealized appreciation (depreciation)	39,583,885	(89,533,297)

Net increase (decrease) in net assets resulting from operations	7,577,176	(35,739,659)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(260,560)
Service Class	—	(4,167,321)

	—	(4,427,881)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,082,599	8,358,715
Service Class	55,598,026	159,560,746
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	260,560
Service Class	—	4,167,321

	57,680,625	172,347,342

Cost of shares redeemed:
Standard Class	(1,765,266)	(8,637,983)
Service Class	(29,674,329)	(52,536,562)

	(31,439,595)	(61,174,545)

Increase in net assets derived from capital share transactions	26,241,030	111,172,797

NET INCREASE IN NET ASSETS	33,818,206	71,005,257
NET ASSETS:
Beginning of period	450,164,294	379,159,037

End of period	$483,982,500	$450,164,294

Undistributed net investment income	$1,145,100	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Equity Managed Volatility Fund–5

LVIP Dimensional U.S. Equity Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Dimensional U.S. Equity Managed Volatility Fund
	Standard Class
	Six Months Ended 6/30/16[1,2]	Year Ended				5/2/11[3] to
	(unaudited)	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11
Net asset value, beginning of period	$12.919	$14.157	$13.649	$10.715	$9.230	$10.000

Income (loss) from investment operations:
Net investment income[4]	0.047	0.133	0.154	0.165	0.199	0.175
Net realized and unrealized gain (loss)	0.163	(1.210)	0.488	2.955	1.405	(0.932)

Total from investment operations	0.210	(1.077)	0.642	3.120	1.604	(0.757)

Less dividends and distributions from:
Net investment income	—	(0.161)	(0.134)	(0.125)	(0.117)	(0.013)
Net realized gain	—	—	—	(0.061)	(0.002)	—

Total dividends and distributions	—	(0.161)	(0.134)	(0.186)	(0.119)	(0.013)

Net asset value, end of period	$13.129	$12.919	$14.157	$13.649	$10.715	$9.230

Total return[5]	1.63%	(7.61% )	4.70%	29.18%	17.41%	(7.57% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$21,664	$20,947	$22,848	$15,078	$2,558	$698
Ratio of expenses to average net assets[6]	0.18%	0.18%	0.31%	0.32%	0.30%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.31%	0.32%	0.31%	0.33%	0.39%	1.08%
Ratio of net investment income to average net assets	0.74%	0.96%	1.11%	1.31%	1.94%	2.95%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.61%	0.82%	1.11%	1.30%	1.85%	2.17%
Portfolio turnover	40%	108% [7]	26%	15%	14%	6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. was added as a sub-adviser for the Fund’s volatility management overlay.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[7]	As a result of changes in the Fund’s investment strategy, the portfolio turnover exceeded 100%.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Equity Managed Volatility Fund–6

LVIP Dimensional U.S. Equity Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Dimensional U.S. Equity Managed Volatility Fund
	Service Class
	Six Months Ended 6/30/16[1,2]	Year Ended				5/2/11[3] to
	(unaudited)	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11
Net asset value, beginning of period	$12.915	$14.151	$13.645	$10.714	$9.229	$10.000

Income (loss) from investment operations:
Net investment income[4]	0.031	0.098	0.119	0.133	0.174	0.160
Net realized and unrealized gain (loss)	0.163	(1.207)	0.487	2.953	1.403	(0.931)

Total from investment operations	0.194	(1.109)	0.606	3.086	1.577	(0.771)

Less dividends and distributions from:
Net investment income	—	(0.127)	(0.100)	(0.094)	(0.090)	—
Net realized gain	—	—	—	(0.061)	(0.002)	—

Total dividends and distributions	—	(0.127)	(0.100)	(0.155)	(0.092)	—

Net asset value, end of period	$13.109	$12.915	$14.151	$13.645	$10.714	$9.229

Total return[5]	1.50%	(7.85% )	4.44%	28.86%	17.12%	(7.71% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$462,319	$429,217	$356,311	$220,223	$92,185	$24,883
Ratio of expenses to average net assets[6]	0.43%	0.43%	0.56%	0.57%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.56%	0.57%	0.56%	0.58%	0.64%	1.33%
Ratio of net investment income to average net assets	0.49%	0.71%	0.86%	1.06%	1.69%	2.70%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.36%	0.57%	0.86%	1.05%	1.60%	1.92%
Portfolio turnover	40%	108% [7]	26%	15%	14%	6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. was added as a sub-adviser for the Fund’s volatility management overlay.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[7]	As a result of changes in the Fund’s investment strategy, the portfolio turnover exceeded 100%.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Equity Managed Volatility Fund–7

LVIP Dimensional U.S. Equity Managed Volatility Fund

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional U.S. Equity Managed Volatility Fund (formerly, LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund) (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests a significant portion of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employ an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek long-term capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2016 and for all open tax years (years ended December 31, 2012-December 31, 2015) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2016, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gains distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2016.

LVIP Dimensional U.S. Equity Managed Volatility Fund–8

LVIP Dimensional U.S. Equity Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of the Fund. This fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).

LIAC had contractually agreed to waive a portion of its advisory fee. For the period May 1, 2015 through April 30, 2016, LIAC had contractually agreed to waive 0.20% of average daily net assets of the Fund.

Effective May 1, 2016, SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for managing the Fund’s volatility management overlay. Prior to May 1, 2016, LIAC was responsible for day-to-day management of the entirety of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2016, costs for these administrative and legal services were as follows:

Administrative	$12,680
Legal	3,264

Lincoln Life also performs daily trading operations. The cost of these services is included in “Accounting and administration expenses” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $11,802 for the six months ended June 30, 2016.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $20,511 for the six months ended June 30, 2016.

The Fund offers Standard Class and Service Class shares. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual distribution and/or service fee (“12b-1 Fee”) at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the 12b-1 Fee is limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

In addition to the management fee and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2016, the Fund had liabilities payable and prepaid expenses to affiliates as follows:

Management fees payable to LIAC	$98,698
Distribution fees payable to LFD	94,248
Prepaid printing and mailing fees to Lincoln Life	3,082

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

Affiliated investment companies, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investment companies’ outstanding securities (non-LVIP Funds). Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the six months ended June 30, 2016, were as follows:

	Value 12/31/15	Purchases	Sales	Net Realized Gain (Loss)	Value 6/30/16	Dividends	Capital Gain Distributions
LVIP Dimensional U.S. Core Equity 2 Fund	$418,584,434	$22,088,061	$162,172,593	$(28,911,132)	$271,375,418	$—	$—

LVIP Dimensional U.S. Equity Managed Volatility Fund–9

LVIP Dimensional U.S. Equity Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments

For the six months ended June 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$194,260,812
Sales	171,642,348

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$465,304,909

Aggregate unrealized appreciation	$20,222,434
Aggregate unrealized depreciation	(4,329,874)

Net unrealized appreciation	$15,892,560

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

Level 1
Investment Companies	$481,197,469

Futures Contracts	$(3,682,373)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of beginning of the reporting period in which the transfer occurred.

LVIP Dimensional U.S. Equity Managed Volatility Fund–10

LVIP Dimensional U.S. Equity Managed Volatility Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/16	Year Ended 12/31/15
Shares sold:
Standard Class	163,001	599,977
Service Class	4,353,995	11,527,629
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	20,044
Service Class	—	320,689

	4,516,996	12,468,339

Shares redeemed:
Standard Class	(134,413)	(612,490)
Service Class	(2,320,157)	(3,793,573)

	(2,454,570)	(4,406,063)

Net increase	2,062,426	8,062,276

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2016 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (Futures contracts)	Net unrealized depreciation on futures contracts	$—	Net unrealized depreciation on futures contracts	$(3,682,373)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(4,563,153)	$(2,425,197)

LVIP Dimensional U.S. Equity Managed Volatility Fund–11

LVIP Dimensional U.S. Equity Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2016. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2016.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$9,515,017	$67,705,608

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Dimensional U.S. Equity Managed Volatility Fund–12

LVIP Dimensional U.S. Equity Managed Volatility Fund

Other Fund Information (unaudited)

Approval of Subadvisory Agreement

On January 6, 2016, the Board of Trustees of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things the approval of the sub-advisory agreement with SSGA Funds Management, Inc. (“SSGA FM”) (the “Sub-Advisory Agreement”) for the Fund. The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC, The Lincoln National Life Insurance Company (“Lincoln Life”) and SSGA FM prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to approval of investment sub-advisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LIAC, Lincoln Life and SSGA FM provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including in-person presentations by representatives of SSGA FM, information about proposed sub-advisory fees and compliance and regulatory matters. The Board noted that SSGA FM provided sub-advisory services to other funds in the Trust. After reviewing the information received, the Independent Trustees requested supplemental information, and LIAC and SSGA FM provided materials in response. The Board determined that, given the totality of the information provided with respect to the Sub-Advisory Agreement, the Board had received sufficient information to approve the Sub-Advisory Agreement. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and employees of Lincoln Life, LIAC and SSGA FM to consider the approval of the Sub-Advisory Agreement.

Based upon its review, the Board concluded that it was in the best interests of the Fund that the Sub-Advisory Agreement be approved for the Fund. In considering the approval of the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Nature, Extent and Quality of Services. In considering the approval of the Sub-Advisory Agreement between LIAC and SSGA FM with respect to the Funds, the Board considered the nature, extent and quality of services to be provided by SSGA FM under the Sub-Advisory Agreement. The Board considered that SSGA FM provided sub-advisory services to other funds in the Trust and that the Board had reviewed extensive information provided by SSGA FM in connection with the annual contract renewal process most recently concluded in September 2015. The Board noted that State Street Global Advisors (“SSGA”), an affiliate of SSGA FM, has served as a consultant to LIAC with respect to the managed volatility overlay for the Fund and that LIAC proposed to delegate the responsibility of managing the Fund’s managed volatility overlay to SSGA FM as sub-adviser. The Board considered the criteria provided by LIAC in recommending SSGA FM be appointed a sub-adviser for the Fund’s managed volatility overlay, including historical modeling and noted that the Board was familiar with the managed volatility overlay services provided by SSGA as a consultant to LIAC with respect to the Fund. The Board reviewed the services to be provided by SSGA FM, the backgrounds of the investment professionals proposed to service the Fund, SSGA’s consulting work for LIAC with respect to the managed volatility overlay for the Fund and the reputation, resources and investment approach of SSGA FM. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board concluded that the services to be provided by SSGA FM were expected to be satisfactory.

Performance. With respect to performance, the Board considered that SSGA has served as a risk management consultant to LIAC with respect to the managed volatility overlay for the Fund and that the Board received quarterly performance information from LIAC and also from Morningstar, Inc. as part of the annual contract renewal process. The Board concluded that the services to be provided by SSGA FM were expected to be acceptable.

Sub-Advisory Fee and Economies of Scale. The Board reviewed the proposed sub-advisory fee schedule and noted SSGA FM’s statement that it does not sub-advise any portfolios with similar investment objectives. The Board considered that the sub-advisory fee schedule was negotiated between LIAC and SSGA FM, an unaffiliated third party and that LIAC would compensate SSGA FM from its fees. The Board concluded that the proposed sub-advisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered that the sub-advisory fee schedule was negotiated between LIAC and SSGA FM, an unaffiliated third party, and that LIAC would compensate SSGA FM from its fees. The Board reviewed materials provided by SSGA FM as to any additional benefits it receives and noted that SSGA FM indicated that it indirectly benefits from association with the Fund in the marketplace.

Overall Conclusions

Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Sub-Advisory Agreement are fair and reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the Fund.

LVIP Dimensional U.S. Equity Managed Volatility Fund–13

LVIP Dimensional/Vanguard Allocation Funds

LVIP Dimensional/Vanguard Total Bond Fund

LVIP Vanguard Domestic Equity ETF Fund

LVIP Vanguard International Equity ETF Fund

each a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2016

LVIP Dimensional/Vanguard Allocation Funds

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Funds’ proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at ;http://www.sec.gov.

LVIP Dimensional/Vanguard Allocation Funds

Disclosure

        OF FUND EXPENSES (unaudited)

For the Period January 1, 2016 to June 30, 2016

Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of a Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect fee waivers in effect.

LVIP Dimensional/Vanguard Total Bond Fund Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*
Actual
Standard Class Shares	$1,000.00	$1,043.10	0.23%	$1.17
Service Class Shares	1,000.00	1,041.60	0.48%	2.44
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.72	0.23%	$1.16
Service Class Shares	1,000.00	1,022.48	0.48%	2.41

LVIP Vanguard Domestic Equity ETF Fund Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*
Actual
Standard Class Shares	$1,000.00	$1,040.90	0.25%	$1.27
Service Class Shares	1,000.00	1,039.60	0.50%	2.54
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.62	0.25%	$1.26
Service Class Shares	1,000.00	1,022.38	0.50%	2.51

LVIP Vanguard International Equity ETF Fund Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*
Actual
Standard Class Shares	$1,000.00	$997.50	0.27%	$1.34
Service Class Shares	1,000.00	996.10	0.52%	2.58
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.52	0.27%	$1.36
Service Class Shares	1,000.00	1,022.28	0.52%	2.61

*	“Expenses Paid During Period” are equal to a Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Each Fund operates under a fund of funds structure. Each Fund invests a significant portion of its assets in other investment companies (Underlying Funds). In addition to the Funds’ expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial Statements for the Underlying Funds can be found at www.sec.gov.

LVIP Dimensional/Vanguard Allocation Funds–1

LVIP Dimensional/Vanguard Allocation Funds

Security Type/Sector Allocations (unaudited)

As of June 30, 2016

LVIP Dimensional/Vanguard Total Bond Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	30.00%
Fixed Income Funds	28.01%
Money Market Fund	1.99%
Unaffiliated Investment Companies	70.08%
Fixed Income Funds	69.99%
Money Market Fund	0.09%
Total Value of Securities	100.08%
Liabilities Net of Receivables and Other Assets	(0.08%)
Total Net Assets	100.00%

LVIP Vanguard Domestic Equity ETF Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Company	2.02%
Money Market Fund	2.02%
Unaffiliated Investment Companies	98.38%
Equity Funds	98.01%
Money Market Fund	0.37%
Total Value of Securities	100.40%
Liabilities Net of Receivables and Other Assets	(0.40%)
Total Net Assets	100.00%

LVIP Vanguard International Equity ETF Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Company	2.07%
Money Market Fund	2.07%
Unaffiliated Investment Companies	98.32%
International Equity Funds	97.97%
Money Market Fund	0.35%
Total Value of Securities	100.39%
Liabilities Net of Receivables and Other Assets	(0.39%)
Total Net Assets	100.00%

LVIP Dimensional/Vanguard Allocation Funds–2

LVIP Dimensional/Vanguard Total Bond Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–30.00%
Fixed Income Funds–28.01%
*DFA Intermediate Term Extended Quality Portfolio	8,554,603	$94,785,002
*DFA VA Global Bond Portfolio	3,014,990	33,285,485
*DFA VA Short-Term Fixed Portfolio	2,694,285	27,589,475

		155,659,962

Money Market Fund–1.99%
**Lincoln Variable Insurance Products Trust–LVIP Government Money Market Fund (seven-day effective yield 0.05%)	1,102,531	11,025,306

		11,025,306

Total Affiliated Investment Companies (Cost $162,240,812)		166,685,268

UNAFFILIATED INVESTMENT COMPANIES–70.08%
Fixed Income Funds–69.99%
*DFA Inflation Protected Securities Portfolio	1,376,614	16,657,026
*DFA One-Year Fixed Income Portfolio	3,741,495	38,649,639

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
*DFA Two-Year Global Fixed Income Portfolio	6,087,796	$60,756,208
Vanguard Long-Term Bond ETF	172,711	16,934,313
Vanguard Mortgage-Backed Securities ETF	1,235,443	66,528,605
Vanguard Short-Term Corporate Bond ETF	274,581	22,197,128
Vanguard Total Bond Market ETF	1,982,868	167,155,772

		388,878,691

Money Market Fund–0.09%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	517,220	517,220

		517,220

Total Unaffiliated Investment Companies (Cost $380,226,785)		389,395,911

TOTAL VALUE OF SECURITIES–100.08% (Cost $542,467,597)	556,081,179
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(432,622)

NET ASSETS APPLICABLE TO 51,413,002 SHARES OUTSTANDING–100.00%	$555,648,557

*	Institutional Class shares.

** Standard Class shares.

Summary of Abbreviations:

DFA–Dimensional Fund Advisors

ETF–Exchange-Traded Fund

VA–Variable Annuity

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–3

LVIP Vanguard Domestic Equity ETF Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–2.02%
Money Market Fund–2.02%
*Lincoln Variable Insurance Products Trust– LVIP Government Money Market Fund (seven-day effective yield 0.05%)	484,415	$4,844,154

Total Affiliated Investment Company (Cost $4,844,154)		4,844,154

UNAFFILIATED INVESTMENT COMPANIES–98.38%
Equity Funds–98.01%
Vanguard Dividend Appreciation ETF	291,296	24,250,392
Vanguard Mega Cap 300 Growth ETF	513,695	42,872,985
Vanguard Mega Cap 300 Value ETF	744,171	45,811,167
Vanguard Mid-Cap Growth ETF	116,642	11,884,653
Vanguard Mid-Cap Value ETF	133,226	11,867,772
Vanguard REIT ETF	56,913	5,046,476
Vanguard Small-Cap Growth ETF	38,312	4,746,857

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
Equity Funds (continued)
Vanguard Small-Cap Value ETF	112,360	$11,838,250
Vanguard Total Stock Market ETF	669,078	71,698,398
**Vanguard Variable Insurance Fund– Small Company Growth Portfolio	247,074	4,677,102

		234,694,052

Money Market Fund–0.37%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	880,300	880,300

		880,300

Total Unaffiliated Investment Companies (Cost $180,233,160)		235,574,352

TOTAL VALUE OF SECURITIES–100.40% (Cost $185,077,314)	240,418,506
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.40%)	(967,439)

NET ASSETS APPLICABLE TO 15,944,385 SHARES OUTSTANDING–100.00%	$239,451,067

*	Standard Class shares.

**	Institutional Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

REIT–Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–4

LVIP Vanguard International Equity ETF Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–2.07%
Money Market Fund–2.07%
*Lincoln Variable Insurance Products Trust–LVIP Government Money Market Fund (seven-day effective yield 0.05%)	299,009	$2,990,087

Total Affiliated Investment Company (Cost $2,990,087)		2,990,087

UNAFFILIATED INVESTMENT COMPANIES–98.32%
International Equity Funds–97.97%
Vanguard FTSE All-World ex-U.S. ETF	505,542	21,662,475
Vanguard FTSE All-World ex-U.S. Small-Cap ETF	182,495	16,988,459
Vanguard FTSE Developed Markets ETF	887,239	31,372,771
Vanguard FTSE Emerging Markets ETF	384,302	13,535,116

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
Vanguard FTSE European ETF	391,145	$18,250,826
Vanguard FTSE Pacific ETF	418,257	23,309,462
Vanguard Global ex-U.S. Real Estate ETF	54,115	2,925,457
**Vanguard VA International Portfolio	700,976	13,227,415

		141,271,981

Money Market Fund–0.35%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	503,516	503,516

		503,516

Total Unaffiliated Investment Companies (Cost $142,821,010)		141,775,497

TOTAL VALUE OF SECURITIES–100.39% (Cost $145,811,097)	144,765,584
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.39%)	(561,471)

NET ASSETS APPLICABLE TO 15,925,837 SHARES OUTSTANDING–100.00%	$144,204,113

*	Standard Class shares.

**	Retail Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

VA–Variable Annuity

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–5

LVIP Dimensional/Vanguard Allocation Funds

Statements of Assets and Liabilities

June 30, 2016 (unaudited)

	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
ASSETS:
Investments in affiliated investment companies, at value	$166,685,268	$4,844,154	$2,990,087
Investments in unaffiliated investment companies, at value	389,395,911	235,574,352	141,775,497

Total investments, at value	556,081,179	240,418,506	144,765,584
Cash	—	5	19
Receivables for fund shares sold	401,483	227,086	116,666
Dividends receivable from investment companies	213	76	59

TOTAL ASSETS	556,482,875	240,645,673	144,882,328

LIABILITIES:
Payable for investment companies shares purchased	517,041	879,774	503,383
Due to manager and affiliates	191,013	76,658	45,656
Payables for fund shares redeemed	107,907	221,085	112,968
Other accrued expenses payable	18,357	17,089	16,208

TOTAL LIABILITIES	834,318	1,194,606	678,215

TOTAL NET ASSETS	$555,648,557	$239,451,067	$144,204,113

Investments in affiliated investment companies, at cost	$162,240,812	$4,844,154	$2,990,087
Investments in unaffiliated investment companies, at cost	380,226,785	180,233,160	142,821,010

Total investments, at cost	$542,467,597	$185,077,314	$145,811,097

Standard Class:
Net Assets	$52,718,529	$68,649,151	$50,648,397
Shares Outstanding	4,872,547	4,565,976	5,588,594
Net Asset Value Per Share	$10.820	$15.035	$9.063

Service Class:
Net Assets	$502,930,028	$170,801,916	$93,555,716
Shares Outstanding	46,540,455	11,378,409	10,337,243
Net Asset Value Per Share	$10.806	$15.011	$9.050

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$541,310,562	$183,130,376	$152,687,849
Undistributed net investment income	2,984,874	1,569,025	1,771,251
Accumulated net realized loss on investments	(2,260,461)	(589,526)	(9,209,474)
Net unrealized appreciation (depreciation) of investments	13,613,582	55,341,192	(1,045,513)

TOTAL NET ASSETS	$555,648,557	$239,451,067	$144,204,113

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–6

LVIP Dimensional/Vanguard Allocation Funds

Statements of Operations

Six Months Ended June 30, 2016 (unaudited)

	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
INVESTMENT INCOME:
Dividends from unaffiliated investment companies	$2,967,884	$2,040,723	$2,039,480
Dividends from affiliated investment companies	1,196,188	637	396

	4,164,072	2,041,360	2,039,876

EXPENSES:
Management fees	641,068	275,523	169,673
Distribution expenses-Service Class	581,449	199,011	112,101
Accounting and administration expenses	35,980	24,096	20,659
Reports and statements to shareholders	18,952	8,373	9,779
Professional fees	15,919	13,138	12,135
Trustees’ fees and expenses	6,490	2,850	1,769
Custodian fees	5,166	2,985	2,083
Consulting fees	1,061	934	901
Pricing fees	41	30	22
Other	1,286	500	349

	1,307,412	527,440	329,471
Less management fees waived	(128,214)	(55,105)	(33,935)

Total operating expenses	1,179,198	472,335	295,536

NET INVESTMENT INCOME	2,984,874	1,569,025	1,744,340

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Distributions from unaffiliated investment companies	—	622,903	211,284
Sale of investments in unaffiliated investment companies	(217,134)	(978,187)	(1,879,813)
Sale of investments in affiliated investment companies	(79,019)	—	—

Net realized loss	(296,153)	(355,284)	(1,668,529)

Net change in unrealized appreciation (depreciation) of:
Investments in unaffiliated investment companies	12,348,496	7,977,748	(340,648)
Investments in affiliated investment companies	6,170,817	—	—

Net change in unrealized appreciation (depreciation)	18,519,313	7,977,748	(340,648)

NET REALIZED AND UNREALIZED GAIN (LOSS)	18,223,160	7,622,464	(2,009,177)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,208,034	$9,191,489	$(264,837)

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–7

LVIP Dimensional/Vanguard Allocation Funds

Statements of Changes in Net Assets

	LVIP Dimensional/ Vanguard Total Bond Fund		LVIP Vanguard Domestic Equity ETF Fund		LVIP Vanguard International Equity ETF Fund
	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,984,874	$5,985,072	$1,569,025	$3,108,401	$1,744,340	$2,712,108
Net realized gain (loss)	(296,153)	(181,149)	(355,284)	457,649	(1,668,529)	(2,733,147)
Net change in unrealized appreciation (depreciation)	18,519,313	(5,966,185)	7,977,748	(4,812,938)	(340,648)	(5,706,887)

Net increase (decrease) in net assets resulting from operations	21,208,034	(162,262)	9,191,489	(1,246,888)	(264,837)	(5,727,926)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(710,024)	—	(989,656)	—	(1,068,316)
Service Class	—	(6,081,714)	—	(2,240,845)	—	(2,014,796)
Net realized gain:
Standard Class	—	(13,425)	—	(62,057)	—	—
Service Class	—	(141,645)	—	(176,455)	—	—
Return of capital:
Standard Class	—	(9,759)	—	—	—	—
Service Class	—	(98,920)	—	—	—	—

	—	(7,055,487)	—	(3,469,013)	—	(3,083,112)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	9,821,368	21,406,931	8,966,725	27,410,729	7,635,545	20,188,078
Service Class	80,366,130	134,637,290	22,255,122	36,410,004	11,173,331	37,665,889
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	733,208	—	1,051,713	—	1,068,316
Service Class	—	6,322,279	—	2,417,300	—	2,014,796

	90,187,498	163,099,708	31,221,847	67,289,746	18,808,876	60,937,079

Cost of shares redeemed:
Standard Class	(2,550,057)	(10,604,951)	(2,570,148)	(4,280,720)	(1,479,100)	(3,747,961)
Service Class	(36,685,079)	(58,752,853)	(16,765,172)	(31,056,593)	(9,548,289)	(32,552,139)

	(39,235,136)	(69,357,804)	(19,335,320)	(35,337,313)	(11,027,389)	(36,300,100)

Increase in net assets derived from capital share transactions	50,952,362	93,741,904	11,886,527	31,952,433	7,781,487	24,636,979

NET INCREASE IN NET ASSETS	72,160,396	86,524,155	21,078,016	27,236,532	7,516,650	15,825,941
NET ASSETS:
Beginning of period	483,488,161	396,964,006	218,373,051	191,136,519	136,687,463	120,861,522

End of period	$555,648,557	$483,488,161	$239,451,067	$218,373,051	$144,204,113	$136,687,463

Undistributed net investment income	$2,984,874	$—	$1,569,025	$—	$1,771,251	$26,911

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–8

LVIP Dimensional/Vanguard Total Bond Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Dimensional/Vanguard Total Bond Fund Standard Class
	Six Months
	Ended					5/2/11[2]
	6/30/16[1]	Year Ended				to
	(unaudited)	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$10.373	$10.518	$10.224	$10.688	$10.491	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.073	0.164	0.196	0.162	0.193	0.234
Net realized and unrealized gain (loss)	0.374	(0.132)	0.278	(0.457)	0.198	0.291

Total from investment operations	0.447	0.032	0.474	(0.295)	0.391	0.525

Less dividends and distributions from:
Net investment income	—	(0.172)	(0.172)	(0.141)	(0.175)	(0.034)
Net realized gain	—	(0.003)	(0.008)	(0.028)	(0.019)	—
Return of capital	—	(0.002)	—	—	—	—

Total dividends and distributions	—	(0.177)	(0.180)	(0.169)	(0.194)	(0.034)

Net asset value, end of period	$10.820	$10.373	$10.518	$10.224	$10.688	$10.491

Total return[4]	4.31%	0.31%	4.64%	(2.76% )	3.73%	5.26%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$52,719	$43,416	$32,573	$13,621	$8,444	$1,286
Ratio of expenses to average net assets[5]	0.23%	0.23%	0.24%	0.26%	0.30%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.28%	0.28%	0.29%	0.31%	0.35%	0.68%
Ratio of net investment income to average net assets	1.39%	1.55%	1.86%	1.55%	1.80%	3.37%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.34%	1.50%	1.81%	1.50%	1.75%	2.99%
Portfolio turnover	6%	10%	14%	9%	26%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–9

LVIP Dimensional/Vanguard Total Bond Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Dimensional/Vanguard Total Bond Fund Service Class
	Six Months
	Ended					5/2/11[2]
	6/30/16[1]	Year Ended				to
	(unaudited)	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$10.374	$10.519	$10.224	$10.689	$10.494	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.060	0.137	0.169	0.136	0.166	0.217
Net realized and unrealized gain (loss)	0.372	(0.131)	0.280	(0.457)	0.199	0.291

Total from investment operations	0.432	0.006	0.449	(0.321)	0.365	0.508

Less dividends and distributions from:
Net investment income	—	(0.146)	(0.146)	(0.116)	(0.151)	(0.014)
Net realized gain	—	(0.003)	(0.008)	(0.028)	(0.019)	—
Return of capital	—	(0.002)	—	—	—	—

Total dividends and distributions	—	(0.151)	(0.154)	(0.144)	(0.170)	(0.014)

Net asset value, end of period	$10.806	$10.374	$10.519	$10.224	$10.689	$10.494

Total return[4]	4.16%	0.06%	4.39%	(3.00% )	3.48%	5.08%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$502,930	$440,072	$364,391	$233,819	$137,634	$56,459
Ratio of expenses to average net assets[5]	0.48%	0.48%	0.49%	0.51%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.53%	0.53%	0.54%	0.56%	0.60%	0.93%
Ratio of net investment income to average net assets	1.14%	1.30%	1.61%	1.30%	1.55%	3.12%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.09%	1.25%	1.56%	1.25%	1.50%	2.74%
Portfolio turnover	6%	10%	14%	9%	26%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–10

LVIP Vanguard Domestic Equity ETF Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Vanguard Domestic Equity ETF Fund Standard Class
	Six Months
	Ended					5/2/11[2]
	6/30/16[1]	Year Ended				to
	(unaudited)	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$14.444	$14.748	$13.421	$10.394	$9.158	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.114	0.249	0.229	0.212	0.200	0.174
Net realized and unrealized gain (loss)	0.477	(0.293)	1.409	2.960	1.187	(0.961)

Total from investment operations	0.591	(0.044)	1.638	3.172	1.387	(0.787)

Less dividends and distributions from:
Net investment income	—	(0.243)	(0.265)	(0.145)	(0.151)	(0.055)
Net realized gain	—	(0.017)	(0.046)	—	—	—

Total dividends and distributions	—	(0.260)	(0.311)	(0.145)	(0.151)	(0.055)

Net asset value, end of period	$15.035	$14.444	$14.748	$13.421	$10.394	$9.158

Total return[4]	4.09%	(0.31% )	12.21%	30.52%	(15.17% )	(7.87% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$68,649	$59,518	$36,626	$13,983	$1,723	$146
Ratio of expenses to average net assets[5]	0.25%	0.25%	0.25%	0.29%	0.30%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.30%	0.30%	0.30%	0.34%	0.39%	0.57%
Ratio of net investment income to average net assets	1.60%	1.68%	1.62%	1.71%	1.97%	2.90%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.55%	1.63%	1.57%	1.66%	1.88%	2.63%
Portfolio turnover	7%	14%	15%	20%	17%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–11

LVIP Vanguard Domestic Equity ETF Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Vanguard Domestic Equity ETF Fund Service Class
	Six Months
	Ended					5/2/11[2]
	6/30/16[1]	Year Ended				to
	(unaudited)	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$14.439	$14.743	$13.418	$10.395	$9.159	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.096	0.212	0.192	0.177	0.174	0.158
Net realized and unrealized gain (loss)	0.476	(0.293)	1.409	2.961	1.187	(0.959)

Total from investment operations	0.572	(0.081)	1.601	3.138	1.361	(0.801)

Less dividends and distributions from:
Net investment income	—	(0.206)	(0.230)	(0.115)	(0.125)	(0.040)
Net realized gain	—	(0.017)	(0.046)	—	—	—

Total dividends and distributions	—	(0.223)	(0.276)	(0.115)	(0.125)	(0.040)

Net asset value, end of period	$15.011	$14.439	$14.743	$13.418	$10.395	$9.159

Total return[4]	3.96%	(0.56% )	11.93%	30.20%	(14.88% )	(8.00% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$170,802	$158,855	$154,511	$134,339	$86,200	$52,435
Ratio of expenses to average net assets[5]	0.50%	0.50%	0.50%	0.54%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.55%	0.55%	0.55%	0.59%	0.64%	0.82%
Ratio of net investment income to average net assets	1.35%	1.43%	1.37%	1.46%	1.72%	2.65%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.30%	1.38%	1.32%	1.41%	1.63%	2.38%
Portfolio turnover	7%	14%	15%	20%	17%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–12

LVIP Vanguard International Equity ETF Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Vanguard International Equity ETF Fund Standard Class
	Six Months
	Ended					5/2/11[2]
	6/30/16[1]	Year Ended				to
	(unaudited)	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$9.086	$9.595	$10.272	$9.139	$8.000	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.120	0.225	0.280	0.246	0.193	0.313
Net realized and unrealized gain (loss)	(0.143)	(0.507)	(0.756)	1.100	1.336	(2.313)

Total from investment operations	(0.023)	(0.282)	(0.476)	1.346	1.529	(2.000)

Less dividends and distributions from:
Net investment income	—	(0.227)	(0.201)	(0.212)	(0.188)	—
Net realized gain	—	—	—	—	— [4]	—
Return of capital	—	—	—	(0.001)	(0.202)	—

Total dividends and distributions	—	(0.227)	(0.201)	(0.213)	(0.390)	—

Net asset value, end of period	$9.063	$9.086	$9.595	$10.272	$9.139	$8.000

Total return[5]	(0.25% )	(2.95% )	(4.64% )	14.75%	19.35%	(20.00% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$50,648	$44,417	$29,516	$11,500	$1,890	$600
Ratio of expenses to average net assets[6]	0.27%	0.27%	0.28%	0.30%	0.30%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.32%	0.32%	0.32%	0.39%	0.36%	0.46%
Ratio of net investment income to average net assets	2.73%	2.29%	2.72%	2.52%	2.21%	5.73%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.68%	2.24%	2.67%	2.43%	2.15%	5.57%
Portfolio turnover	8%	23%	11%	17%	48%	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain distribution of $11 was made, which calculated to de minimus amount of $0.000 per share.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–13

LVIP Vanguard International Equity ETF Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Vanguard International Equity ETF Fund Service Class
	Six Months
	Ended					5/2/11[2]
	6/30/16[1]	Year Ended				to
	(unaudited)	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$9.085	$9.592	$10.268	$9.137	$7.987	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.109	0.200	0.254	0.220	0.169	0.307
Net realized and unrealized gain (loss)	(0.144)	(0.505)	(0.755)	1.099	1.335	(2.320)

Total from investment operations	(0.035)	(0.305)	(0.501)	1.319	1.504	(2.013)

Less dividends and distributions from:
Net investment income	—	(0.202)	(0.175)	(0.187)	(0.170)	—
Net realized gain	—	—	—	—	— [4]	—
Return of capital	—	—	—	(0.001)	(0.184)	—

Total dividends and distributions	—	(0.202)	(0.175)	(0.188)	(0.354)	—

Net asset value, end of period	$9.050	$9.085	$9.592	$10.268	$9.137	$7.987

Total return[5]	(0.39% )	(3.19% )	(4.88% )	14.46%	19.04%	(20.13% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$93,556	$92,270	$91,345	$75,098	$50,677	$77,833
Ratio of expenses to average net assets[6]	0.52%	0.52%	0.53%	0.55%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.57%	0.57%	0.58%	0.64%	0.61%	0.71%
Ratio of net investment income to average net assets	2.48%	2.04%	2.47%	2.27%	1.96%	5.48%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.43%	1.99%	2.42%	2.18%	1.90%	5.32%
Portfolio turnover	8%	23%	11%	17%	48%	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain distribution of $1,475 was made, which calculated to de minimus amount of $0.000 per share.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–14

LVIP Dimensional/Vanguard Allocation Funds

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional/Vanguard Total Bond Fund, LVIP Vanguard Domestic Equity ETF Fund and LVIP Vanguard International Equity ETF Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are non-diversified management investment companies registered under the 1940 Act. The Funds sell their shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The LVIP Dimensional/Vanguard Total Bond Fund operates under a fund of funds structure and invests a significant portion of its assets in Underlying Funds and Exchange Traded Funds (“ETFs”) which, in turn, invest in U.S. and foreign fixed-income securities. The Underlying Funds and ETFs will primarily be a combination of Dimensional Investment Group Inc. mutual funds and Vanguard ETF® funds. In addition to mutual fund and ETF investments, the Fund may invest in individual securities, such as money market instruments.

The LVIP Vanguard Domestic Equity ETF Fund and the LVIP Vanguard International Equity ETF Fund operate under a fund of funds structure and invest a significant portion of their assets in ETFs which, in turn, invest in U.S. and foreign stocks and money market instruments. The underlying ETFs will primarily be Vanguard ETFs®. In addition to ETF investments, the Funds may invest in individual securities, such as money market instruments.

Financial statements for the Underlying Funds can be found at www.sec.gov.

The investment objective of the LVIP Dimensional/Vanguard Total Bond Fund is to seek total return consistent with the preservation of capital. Total return is comprised of income and capital appreciation.

The investment objective of the LVIP Vanguard Domestic Equity ETF Fund and LVIP Vanguard International Equity ETF Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

Each Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Funds.

Security Valuation–ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Funds value Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.

Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken on the Funds’ federal income tax returns for all open tax years (December 31, 2012-December 31, 2015) and has concluded that no provision for federal income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2016, the Funds did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP Dimensional/Vanguard Allocation Funds–15

LVIP Dimensional/Vanguard Allocation Funds

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gains distributions from the Underlying Funds are recorded on the ex-dividend date. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2016.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Funds’ investment portfolios and providing certain administrative services to the Funds. For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of the Funds. This fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of average daily net assets of LVIP Dimensional/Vanguard Total Bond Fund, LVIP Vanguard Domestic ETF Fund, and LVIP Vanguard International Equity ETF Fund. This agreement will continue through at least April 30, 2017, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2016, costs for these administrative and legal services were as follows:

	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Administrative	$14,115	$6,118	$3,810
Legal	3,632	1,576	981

Lincoln Life also performs daily trading operations. The cost of these services is included in “Accounting and administration expenses” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2016, these fees were as follows:

	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Trading operation	$2,994	$1,296	$802

Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2016, these fees were as follows:

	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Printing and mailing	$15,799	$6,191	$8,001

The Funds offer Standard Class and Service Class shares. Pursuant to its distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual distribution and/or service fee (“12b-1 Fee”) at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the 12b-1 Fee is limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

LVIP Dimensional/Vanguard Allocation Funds–16

LVIP Dimensional/Vanguard Allocation Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

In addition to the management fee and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds and ETFs in which they invest. Because each of the Underlying Funds and ETFs has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds and ETFs at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2016, the Funds had liabilities payable to affiliates as follows:

	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Management fees payable to LIAC	$ 89,584	$38,815	$23,454
Distribution fees payable to LFD	101,411	34,801	19,123
Printing and mailing fees payable to Lincoln Life	18	3,042	3,079

Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.

Affiliated investment companies, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby a Fund held 5% or more of the investment companies’ outstanding securities (non-LVIP Funds or ETFs). Investments in companies considered to be affiliates of the Funds and the corresponding investment activity for the six months ended June 30, 2016, were as follows:

LVIP Dimensional/ Vanguard Total Bond Fund

	Value 12/31/15	Purchases	Sales	Net Realized Gain (Loss)	Value 6/30/16	Dividends	Capital Gain Distributions
DFA Intermediate Term Extended Quality Portfolio	$72,666,026	$19,657,686	$2,344,125	$(75,792)	$94,785,002	$1,194,735	$—
DFA VA Global Bond Portfolio	29,059,661	4,127,189	983,106	(9,075)	33,285,485	—	—
DFA VA Short-Term Fixed Portfolio	29,073,175	4,213,341	5,901,683	5,848	27,589,475	—	—
LVIP Government Money Market Fund	9,690,570	1,659,182	324,446	—	11,025,306	1,453	—

Total	$140,489,432	$29,657,398	$9,553,360	$(79,019)	$166,685,268	$1,196,188	$—

LVIP Vanguard Domestic Equity ETF Fund

	Value 12/31/15	Purchases	Sales	Net Realized Gain (Loss)	Value 6/30/16	Dividends	Capital Gain Distributions
LVIP Government Money Market Fund	$4,420,302	$736,895	$313,043	$—	$4,844,154	$637	$—

LVIP Vanguard International Equity ETF Fund
	Value 12/31/15	Purchases	Sales	Net Realized Gain (Loss)	Value 6/30/16	Dividends	Capital Gain Distributions
LVIP Government Money Market Fund	$2,806,028	$437,609	$253,550	$—	$2,990,087	$396	$—

3. Investments

For the six months ended June 30, 2016, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Purchases	$86,188,061	$30,000,467	$20,402,459
Sales	32,751,333	16,239,370	10,970,993

LVIP Dimensional/Vanguard Allocation Funds–17

LVIP Dimensional/Vanguard Allocation Funds

Notes to Financial Statements (continued)

3. Investments (continued)

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Cost of investments	$542,467,597	$185,077,314	$145,811,097

Aggregate unrealized appreciation	$13,635,498	$55,341,192	$2,201,140
Aggregate unrealized depreciation	(21,916)	—	(3,246,653)

Net unrealized appreciation (depreciation)	$13,613,582	$55,341,192	$(1,045,513)

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2015, the Funds had the following capital loss carryforwards for federal income tax purposes:

	Post-Enactment Losses (No Expiration)
	Short-Term	Long-Term	Total
LVIP Dimensional/Vanguard Total Bond Fund	$20,622	$—	$20,622
LVIP Vanguard International Equity ETF Fund	1,086,540	3,182,819	4,269,359

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2016:

Level 1	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Investment Companies	$556,081,179	$240,418,506	$144,765,584

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. Each Fund’s policy is to recognize transfers between levels as of beginning of the reporting period in which the transfer occurred.

LVIP Dimensional/Vanguard Allocation Funds–18

LVIP Dimensional/Vanguard Allocation Funds

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	LVIP Dimensional/ Vanguard Total Bond Fund		LVIP Vanguard Domestic Equity ETF Fund		LVIP Vanguard International Equity ETF Fund
	Six Months Ended 6/30/16	Year Ended 12/31/15	Six Months Ended 6/30/16	Year Ended 12/31/15	Six Months Ended 6/30/16	Year Ended 12/31/15
Shares sold:
Standard Class	929,179	2,022,374	624,261	1,854,589	865,424	2,067,448
Service Class	7,597,127	12,728,668	1,549,230	2,455,819	1,273,179	3,771,121
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	70,671	—	72,288	—	116,760
Service Class	—	609,269	—	166,310	—	220,402

	8,526,306	15,430,982	2,173,491	4,549,006	2,138,603	6,175,731

Shares redeemed:
Standard Class	(242,037)	(1,004,438)	(178,941)	(289,650)	(165,246)	(372,143)
Service Class	(3,479,214)	(5,557,996)	(1,172,888)	(2,100,346)	(1,092,412)	(3,357,819)

	(3,721,251)	(6,562,434)	(1,351,829)	(2,389,996)	(1,257,658)	(3,729,962)

Net increase	4,805,055	8,868,548	821,662	2,159,010	880,945	2,445,769

5. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of material loss to be remote.

6. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

LVIP Dimensional/Vanguard Allocation Funds–19

LVIP Dimensional International Core Equity Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2016

LVIP Dimensional International Core Equity Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Dimensional International Core Equity Fund

Disclosure

        OF FUND EXPENSES (unaudited)

For the Period January 1, 2016 to June 30, 2016

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers and reimbursements in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*
Actual
Standard Class Shares	$1,000.00	$971.20	0.68%	$3.33
Service Class Shares	1,000.00	970.00	0.93%	4.56
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.48	0.68%	$3.42
Service Class Shares	1,000.00	1,020.24	0.93%	4.67

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Dimensional International Core Equity Fund–1

LVIP Dimensional International Core Equity Fund

Security Type/Country and Sector Allocations

and Top 10 Equity Holdings (unaudited)

As of June 30, 2016

Security Type/Country	Percentage of Net Assets
Common Stock	98.77%
Australia	6.58%
Austria	0.48%
Belgium	1.62%
Canada	8.46%
China	0.00%
Denmark	2.12%
Finland	2.07%
France	6.56%
Germany	6.52%
Hong Kong	2.96%
Ireland	0.64%
Israel	0.63%
Italy	2.36%
Japan	23.28%
Netherlands	2.51%
New Zealand	0.56%
Norway	0.91%
Portugal	0.28%
Singapore	1.20%
Spain	2.41%
Sweden	3.03%
Switzerland	6.99%
United Kingdom	16.60%
Limited Partnership	0.00%
Preferred Stock	0.45%
Rights	0.01%
Money Market Fund	0.21%
Total Value of Securities	99.44%
Receivables and Other Assets Net of Liabilities	0.56%
Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of Net Assets
Aerospace & Defense	1.12%
Air Freight & Logistics	0.38%
Airlines	0.36%
Auto Components	2.25%
Automobiles	2.86%
Banks	8.16%
Beverages	1.46%
Biotechnology	0.34%
Building Products	0.77%
Capital Markets	1.81%
Chemicals	5.60%
Commercial Services & Supplies	1.63%
Communications Equipment	0.32%

Sector	Percentage of Net Assets
Construction & Engineering	1.79%
Construction Materials	0.91%
Consumer Finance	0.20%
Containers & Packaging	1.02%
Distributors	0.24%
Diversified Consumer Services	0.14%
Diversified Financial Services	0.85%
Diversified Telecommunication Services	2.36%
Electric Utilities	1.30%
Electrical Equipment	1.72%
Electronic Equipment, Instruments & Components	1.91%
Energy Equipment & Services	0.78%
Food & Staples Retailing	2.47%
Food Products	2.98%
Gas Utilities	0.46%
Health Care Equipment & Supplies	0.95%
Health Care Providers & Services	0.86%
Health Care Technology	0.08%
Hotels, Restaurants & Leisure	2.12%
Household Durables	2.25%
Household Products	0.52%
Independent Power & Renewable Electricity Producers	0.26%
Industrial Conglomerates	1.27%
Insurance	3.83%
Internet & Catalog Retail	0.22%
Internet Software & Services	0.31%
IT Services	0.99%
Leisure Products	0.37%
Life Sciences Tools & Services	0.48%
Machinery	4.07%
Marine	0.39%
Media	2.13%
Metals & Mining	5.08%
Multiline Retail	0.60%
Multi-Utilities	1.03%
Oil, Gas & Consumable Fuels	6.25%
Paper & Forest Products	0.96%
Personal Products	0.59%
Pharmaceuticals	3.38%
Professional Services	1.05%
Real Estate Management & Development	2.41%
Road & Rail	1.38%
Semiconductors & Semiconductor Equipment	0.76%
Software	1.08%
Specialty Retail	1.34%
Technology Hardware, Storage & Peripherals	0.61%
Textiles, Apparel & Luxury Goods	1.22%
Thrifts & Mortgage Finance	0.14%
Tobacco	0.46%
Trading Companies & Distributors	1.81%

LVIP Dimensional International Core Equity Fund–2

LVIP Dimensional International Core Equity Fund

Security Type/Country and Sector Allocations

and Top 10 Equity Holdings (continued)

Sector	Percentage of Net Assets
Transportation Infrastructure	0.63%
Water Utilities	0.15%
Wireless Telecommunication Services	1.02%
Total	99.24%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Nestle	1.04%
BP ADR	0.95%
Syngenta	0.58%
Toyota Motor	0.55%
BASF	0.49%
Novo Nordisk	0.47%
TOTAL	0.46%
Daimler	0.44%
ABB	0.43%
Westpac Banking	0.40%
Total	5.81%

IT–Information Technology

LVIP Dimensional International Core Equity Fund–3

LVIP Dimensional International Core Equity Fund

Statement of Net Assets

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–98.77%
Australia–6.58%
Adelaide Brighton	12,534	$52,557
AGL Energy	1,773	25,749
Ainsworth Game Technology	6,705	10,862
Alumina	58,323	57,330
Alumina ADR	2,200	8,448
Amcor	5,735	64,482
AMP	54,529	212,511
Ansell	2,635	36,063
APA Group	4,589	31,918
ARB	745	9,386
Aristocrat Leisure	6,690	69,596
Asciano	34,452	228,582
ASX	1,102	37,943
Aurizon Holdings	22,875	82,997
AusNet Services	18,433	22,702
=Austal	22,237	20,067
Australia & New Zealand Banking Group	18,423	335,668
†Australian Agricultural	5,321	7,043
Australian Pharmaceutical Industries	13,270	16,747
Automotive Holdings Group	8,212	23,238
Aveo Group	5,162	12,310
Bank of Queensland	11,133	88,822
Beach Energy	51,415	23,926
Bendigo & Adelaide Bank	10,620	76,894
BHP Billiton	25,793	359,457
BHP Billiton ADR	4,100	117,096
Blackmores	209	20,628
BlueScope Steel	13,992	67,604
Boral	18,529	86,990
Brambles	5,959	55,636
Brickworks	1,457	15,671
Caltex Australia	1,216	29,318
Cardno	5,181	2,117
=Cardno	4,842	1,968
carsales.com	2,285	21,170
Cedar Woods Properties	6,372	20,748
Challenger	10,297	67,273
Cleanaway Waste Management	72,925	44,046
Coca-Cola Amatil	6,680	41,236
Cochlear	684	62,408
Collins Foods	4,637	14,717
Commonwealth Bank of Australia	9,736	546,483
Computershare	5,618	38,848
Corporate Travel Management	854	9,014
Credit Corp Group	1,365	12,314
CSG	9,755	10,840
CSL	1,037	87,453
CSR	13,387	36,803
Domino’s Pizza Enterprises	795	40,909
Downer EDI	21,992	63,157
@=DSHE Holdings	11,325	0

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Australia (continued)
DUET Group	13,924	$26,116
DuluxGroup	3,860	18,372
†Energy Resources of Australia	12,324	3,229
†Energy World	39,810	5,493
ERM Power	5,246	3,302
Event Hospitality & Entertainment	2,844	30,969
Evolution Mining	20,878	36,486
Fairfax Media	66,213	46,350
Flight Centre Travel Group	1,021	24,290
Fortescue Metals Group	42,223	112,991
G8 Education	9,725	27,719
Genworth Mortgage Insurance Australia	9,798	20,306
GrainCorp Class A	6,889	44,647
GWA Group	8,661	13,651
Hansen Technologies	6,741	17,126
Harvey Norman Holdings	12,146	42,263
Healthscope	12,447	26,785
HFA Holdings	2,382	4,084
Iluka Resources	1,930	9,515
IMF Bentham	9,910	11,357
Incitec Pivot	31,100	69,860
Independence Group	15,674	39,017
Insurance Australia Group	7,592	31,273
InvoCare	1,288	12,730
IOOF Holdings	2,614	15,443
IRESS	1,482	12,166
Isentia Group	1,475	3,842
James Hardie Industries CDI	3,210	49,714
JB Hi-Fi Class FI	1,866	33,816
LendLease Group	4,998	47,477
Macquarie Atlas Roads Group	10,026	39,102
Macquarie Group	4,569	237,837
Magellan Financial Group	1,909	32,179
McMillan Shakespeare	2,428	25,004
Medibank Pvt	33,796	74,945
Metals X	23,081	24,052
†Metcash	22,404	32,111
Mineral Resources	7,647	48,145
Monadelphous Group	2,631	14,813
Myer Holdings	37,090	31,301
National Australia Bank	12,442	238,879
Navitas	8,596	35,544
†Newcrest Mining	10,398	180,217
†NEXTDC	4,592	12,073
nib holdings	7,558	23,930
Nine Entertainment Holdings	14,493	11,488
Northern Star Resources	8,386	31,046
Nufarm	1,968	10,942
Oil Search	17,779	89,776
Orica	16,321	151,826
Origin Energy	25,807	112,754

LVIP Dimensional International Core Equity Fund—4

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Australia (continued)
Orora	25,866	$53,705
OZ Minerals	8,936	38,348
OzForex Group	8,551	14,910
Pacific Current Group	1,154	3,723
Pact Group Holdings	4,699	21,326
Perpetual	812	25,232
Platinum Asset Management	4,023	17,472
Premier Investments	3,384	36,361
Primary Health Care	13,622	40,573
Programmed Maintenance Services	6,193	8,171
Qantas Airways	9,895	20,960
QBE Insurance Group	10,506	82,993
Ramsay Health Care	886	47,884
REA Group	640	28,722
Regis Resources	5,650	14,476
Reject Shop	2,536	23,208
Rio Tinto	5,215	180,390
SAI Global	2,650	7,299
Sandfire Resources	5,612	22,324
Santos	30,959	109,588
†Saracen Mineral Holdings	31,831	34,223
SEEK	3,406	39,100
Select Harvests	2,007	10,270
Seven West Media	48,144	38,571
SG Fleet Group	6,686	18,284
Sigma Pharmaceuticals	39,183	33,337
Sims Metal Management	3,859	22,883
Sirtex Medical	1,494	28,767
Slater & Gordon	15,496	4,569
SMS Management & Technology	4,019	4,920
Sonic Healthcare	3,151	51,100
†South32 ADR	4,200	24,654
Southern Cross Media Group	32,767	30,824
Spark Infrastructure Group	16,018	29,350
Spotless Group Holdings	25,020	21,175
†St Barbara	15,960	35,157
Star Entertainment Group	19,146	78,015
Steadfast Group	19,347	28,787
Suncorp Group	9,691	88,866
Super Retail Group	4,725	31,263
Sydney Airport	4,421	23,085
Tabcorp Holdings	35,276	121,518
Tassal Group	6,191	18,501
Tatts Group	29,582	85,129
Technology One	8,398	32,742
Telstra	11,902	49,747
TFS	11,219	11,850
Thorn Group	8,175	8,534
Tox Free Solutions	4,503	8,766
TPG Telecom	1,899	17,028
Transurban Group	7,094	63,894
Treasury Wine Estates	21,277	147,851

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Australia (continued)
Villa World	9,971	$15,468
†Virgin Australia Holdings	38,668	5,935
Virtus Health	2,673	13,829
=Vocus Communications	8,044	51,113
Webjet	4,869	25,803
Wesfarmers	6,044	182,268
Western Areas	9,085	14,837
Westpac Banking	24,871	551,528
Westpac Banking ADR	1,600	35,344
Woodside Petroleum	14,488	293,777
Woolworths	2,588	40,705
WorleyParsons	2,712	14,882

		9,014,012

Austria–0.48%
ANDRITZ	1,114	52,823
Austria Technologie & Systemtechnik	1,434	17,244
BUWOG	571	13,218
CA Immobilien Anlagen	877	14,646
Conwert Immobilien Invest	2,046	32,950
DO & CO	154	13,484
Erste Group Bank	1,834	41,756
Lenzing	116	10,724
Mayr Melnhof Karton	125	13,558
Oesterreichische Post	634	20,474
OMV	5,048	141,903
Palfinger	421	12,098
POLYTEC Holding	1,389	11,293
†Raiffeisen Bank International	3,311	41,826
RHI	530	10,198
S IMMO	1,531	14,321
Schoeller-Bleckmann Oilfield Equipment	215	13,007
Semperit Holding	457	15,108
Strabag	572	17,257
Telekom Austria	5,124	29,749
Vienna Insurance Group	535	10,161
voestalpine	3,070	103,322
Wienerberger	505	7,077

		658,197

Belgium–1.62%
Ackermans & van Haaren	578	70,918
Ageas	3,535	122,874
†AGFA-Gevaert	10,744	34,878
Anheuser-Busch InBev	3,528	466,530
Anheuser-Busch InBev ADR	1,200	158,016
Barco	303	19,765
Bekaert	1,162	50,617
bpost	1,600	40,958
Cie d’Entreprises CFE	299	27,212
Colruyt	2,057	113,830

LVIP Dimensional International Core Equity Fund—5

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Belgium (continued)
Delhaize Group	3,168	$334,650
Delhaize Group ADR	2,700	70,902
D’ieteren	798	34,673
†Econocom Group	1,261	14,475
Elia System Operator	497	27,785
EVS Broadcast Equipment	178	5,741
†Fagron	1,210	10,692
†Galapagos	131	7,199
†KBC Group	586	28,820
Kinepolis Group	347	15,514
Melexis	433	27,209
†Nyrstar	5,651	53,179
Ontex Group	1,480	46,663
†Orange Belgium	932	21,545
Proximus SADP	2,859	90,855
Sioen Industries	782	16,363
Solvay Class A	1,121	104,710
†Telenet Group Holding	551	25,195
†Tessenderlo Chemie	1,119	38,414
UCB	774	58,118
Umicore	1,504	77,688

		2,215,988

Canada–8.46%
Absolute Software	1,400	7,488
†Advantage Oil & Gas	4,200	23,472
Aecon Group	2,600	35,379
Agnico Eagle Mines	1,585	84,797
Agrium	497	44,939
AGT Food & Ingredients	200	5,494
Aimia	2,561	15,660
†Air Canada	2,506	17,244
†Alacer Gold	10,000	23,840
Alamos Gold	4,580	39,385
Alamos Gold	1,800	15,480
Alaris Royalty	489	10,852
Algonquin Power & Utilities	4,121	37,926
Alimentation Couche-Tard Class B	1,200	51,531
AltaGas	2,524	61,344
Altus Group	800	13,790
†Amaya	3,470	53,195
ARC Resources	3,800	65,032
†Argonaut Gold	3,300	9,706
Atco	800	28,063
†Athabasca Oil	4,108	4,547
†ATS Automation Tooling Systems	3,200	24,075
†AuRico Metals	5,788	4,570
AutoCanada	579	9,927
†B2Gold	24,900	62,445
Badger Daylighting	700	12,191
Bank of Montreal	5,583	353,906
Bank of Montreal	1,500	95,147

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Canada (continued)
Bank of Nova Scotia	5,688	$278,769
Bank of Nova Scotia	300	14,701
†Bankers Petroleum	14,306	22,811
Barrick Gold	2,100	44,835
Barrick Gold	1,300	27,752
Baytex Energy	5,200	30,187
BCE	800	37,859
†Bellatrix Exploration	6,491	6,381
†Birchcliff Energy	4,212	22,430
Bird Construction	622	6,437
Black Diamond Group	2,500	10,430
†BlackBerry	10,229	68,645
†Bombardier Class B	20,046	30,101
Bonavista Energy	5,224	13,344
Bonterra Energy	400	8,239
Boralex Class A	1,496	22,545
Brookfield Asset Management	1,700	56,239
†BRP	951	15,215
CAE	2,826	34,166
CAE	2,800	33,831
Cameco	1,449	15,896
Cameco	1,236	13,575
Canaccord Genuity Group	3,700	14,090
†Canacol Energy	8,100	27,273
Canadian Imperial Bank of Commerce	1,446	108,551
Canadian National Railway	1,700	100,385
Canadian National Railway	203	11,989
Canadian Natural Resources	11,400	351,462
Canadian Tire Class A	609	66,347
Canadian Utilities Class A	1,000	28,972
Canadian Western Bank	2,845	54,282
Canam Group	2,500	25,214
†Canfor	3,400	34,343
Canfor Pulp Products	1,800	14,392
Canyon Services Group	3,100	13,557
Capital Power	1,600	23,877
Cascades	1,468	10,397
CCL Industries	200	34,806
†Celestica	4,724	43,933
Cenovus Energy	5,810	80,363
Centerra Gold	5,827	34,729
†CGI Group Class A	497	21,227
†China Gold International Resources	13,200	23,908
CI Financial	1,400	29,204
Cineplex	700	27,947
Cogeco	200	8,643
Cogeco Communications	300	15,744
Colliers International Group	599	20,450
Colliers International Group	100	3,415
Computer Modelling Group	1,300	10,404
Constellation Software	100	38,702
Corus Entertainment Class B	4,000	41,240

LVIP Dimensional International Core Equity Fund—6

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Canada (continued)
Cott	3,200	$44,732
Cott	1,710	23,872
Crescent Point Energy	3,657	57,773
Crescent Point Energy	2,503	39,522
†Crew Energy	3,555	15,987
†Delphi Energy	4,020	3,392
†Detour Gold	3,495	87,432
DH	1,558	38,722
Dollarama	500	34,908
Dominion Diamond	2,600	22,984
Dorel Industries Class B	1,100	29,272
Eldorado Gold	14,266	64,155
Emera	109	4,102
Empire Class A	1,865	27,731
Enbridge	1,600	67,780
Enbridge	398	16,859
Enbridge Income Fund Holdings	2,240	55,586
†Endeavour Mining	1,094	18,570
†Endeavour Silver	5,100	20,053
EnerCare	1,670	22,104
Enerflex	2,000	16,533
Enerplus	2,100	13,833
Enghouse Systems	500	21,204
Ensign Energy Services	3,200	17,957
Equitable Group	556	24,096
†exactEarth	534	574
Exco Technologies	2,400	22,663
Extendicare	1,700	10,711
Fairfax Financial Holdings	600	323,153
Finning International	4,800	78,170
First Capital Realty	1,200	20,583
†First Majestic Silver	4,128	56,075
First Quantum Minerals	13,875	97,408
FirstService	200	9,147
Fortis	1,700	57,463
†Fortuna Silver Mines	4,027	28,146
Gamehost	1,600	12,384
Genworth MI Canada	900	23,086
George Weston	500	43,272
Gibson Energy	2,800	32,487
Gildan Activewear	1,000	29,289
Gluskin Sheff + Associates	900	11,613
GMP Capital	3,300	13,435
Goldcorp	2,207	42,228
Goldcorp	1,450	27,739
†Gran Tierra Energy	11,500	38,632
Granite Oil	867	5,333
†Great Canadian Gaming	922	12,824
Great-West Lifeco	1,369	36,112
†Heroux-Devtek	1,187	13,781
High Liner Foods	600	8,754
Home Capital Group	2,212	54,823

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Canada (continued)
Horizon North Logistics	5,000	$6,270
HudBay Minerals	5,100	24,356
HudBay Minerals	2,400	11,472
Hudson’s Bay	2,000	24,134
Husky Energy	8,384	102,338
†IAMGOLD	17,700	73,296
IGM Financial	800	21,778
†IMAX	200	5,896
Imperial Oil	1,898	59,901
Imperial Oil	900	28,478
Industrial Alliance Insurance & Financial Services	2,423	76,162
Innergex Renewable Energy	1,751	19,639
Intact Financial	500	35,717
Inter Pipeline	1,100	23,329
†Interfor	1,400	11,996
Intertape Polymer Group	1,327	21,652
Jean Coutu Group Class A	1,000	15,480
Just Energy Group	2,000	12,160
Just Energy Group	1,946	11,809
Keyera	600	18,354
†Kinross Gold	17,700	86,859
†Kirkland Lake Gold	2,100	17,295
†Klondex Mines	6,555	23,796
Laurentian Bank of Canada	787	29,386
Leon’s Furniture	369	4,321
Linamar	1,000	35,621
Loblaw	733	39,210
Lucara Diamond	8,031	21,632
†Lundin Mining	10,900	36,785
MacDonald Dettwiler & Associates	200	13,045
Magellan Aerospace	1,000	13,940
Magna International	1,300	45,633
Magna International	400	14,028
†Mainstreet Equity	347	9,575
Major Drilling Group International	5,366	32,480
Mandalay Resources	14,708	13,547
Manitoba Telecom Services	1,900	55,782
Manulife Financial	5,900	80,694
Manulife Financial	1,900	25,973
Maple Leaf Foods	1,422	30,367
Martinrea International	2,100	13,004
Medical Facilities	2,453	36,037
†MEG Energy	8,238	43,168
Methanex	1,787	52,002
Methanex	200	5,819
Metro Class A	1,500	52,258
†Mitel Networks	1,819	11,418
Morguard	200	24,485
Morneau Shepell	2,000	27,462
MTY Food Group	600	20,160
Mullen Group	2,400	26,193

LVIP Dimensional International Core Equity Fund—7

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
Canada (continued)
National Bank of Canada	5,400	$184,702
Nevsun Resources	13,699	40,187
New Flyer Industries	1,600	49,822
†New Gold	15,477	67,685
North West	800	18,242
Northland Power	1,446	24,847
†NuVista Energy	4,200	20,318
OceanaGold	22,400	85,477
Onex	600	36,689
Open Text	798	47,210
Osisko Gold Royalties	1,200	15,688
†Painted Pony Petroleum	2,700	15,841
Pan American Silver	3,600	59,220
Pan American Silver	919	15,137
†Parex Resources	1,487	14,399
Parkland Fuel	1,200	20,889
Pason Systems	1,300	17,971
Pembina Pipeline	900	27,349
Pengrowth Energy	14,416	26,334
Penn West Petroleum	12,400	17,276
†Performance Sports Group	1,204	3,612
Peyto Exploration & Development	1,900	51,002
PHX Energy Services	2,800	5,830
Potash Corp of Saskatchewan	7,474	121,378
Potash Corp of Saskatchewan	800	13,004
PrairieSky Royalty	228	4,259
Precision Drilling	3,108	16,479
Precision Drilling	2,600	13,780
Premium Brands Holdings	800	33,686
†Primero Mining	8,307	17,296
Quebecor Class B	1,000	28,654
†Raging River Exploration	1,539	12,246
Restaurant Brands International	269	11,198
Richelieu Hardware	900	17,659
†Richmont Mines	4,400	40,834
Ritchie Bros Auctioneers	1,192	40,266
†Rock Energy	4,000	2,539
Rogers Communications Class B	500	20,241
Rogers Communications Class B	500	20,200
Royal Bank of Canada	5,563	328,718
Russel Metals	1,000	17,710
†Sandstorm Gold	8,400	37,775
Sandvine	5,400	11,118
Saputo	2,500	74,248
Secure Energy Services	3,500	23,921
†SEMAFO	13,600	65,266
†Seven Generations Energy Class A	700	13,361
Shaw Communications Class B	4,180	80,256
ShawCor	1,261	31,263
Sienna Senior Living	700	9,281
†Sierra Wireless	900	15,249
†Sierra Wireless	507	8,599

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
Canada (continued)
†Silver Standard Resources	7,663	$99,462
Silver Wheaton	770	18,124
SNC-Lavalin Group	2,800	117,596
†Spartan Energy	4,600	12,070
Stantec	1,075	26,047
Stella-Jones	500	18,619
Student Transportation	3,000	15,419
Student Transportation	1,945	9,997
Sun Life Financial	2,178	71,504
Sun Life Financial	1,700	55,844
Suncor Energy	15,892	440,863
Suncor Energy	8,494	235,539
†SunOpta	1,959	8,208
Superior Plus	2,600	21,453
Surge Energy	7,100	14,014
Tahoe Resources	4,400	65,868
Tahoe Resources	3,572	53,506
Teck Resources Class B	2,300	30,291
Teck Resources Class B	2,115	27,846
Thomson Reuters	700	28,321
Thomson Reuters	300	12,126
TMX Group	300	12,481
TORC Oil & Gas	3,334	21,161
Toromont Industries	1,400	40,788
Toronto-Dominion Bank	6,100	261,951
Toronto-Dominion Bank	3,032	130,164
Torstar Class B	2,100	2,666
Total Energy Services	1,899	19,050
†Tourmaline Oil	4,700	123,725
TransAlta	9,588	50,049
TransCanada	2,495	112,824
Transcontinental Class A	2,000	27,106
TransForce	4,100	76,132
Trinidad Drilling	8,700	17,104
†Turquoise Hill Resources	7,241	24,493
Uni-Select	600	15,214
†Valeant Pharmaceuticals International	100	2,014
Valener	700	11,877
Veresen	4,238	35,919
Vermilion Energy	800	25,475
Wajax	700	8,116
West Fraser Timber	3,000	87,705
Western Forest Products	15,500	24,475
Westjet Airlines	1,300	21,211
Westshore Terminals Investment	1,600	23,171
Whistler Blackcomb Holdings	968	17,982
Whitecap Resources	6,600	50,473
Wi-LAN	7,500	19,041
Winpak	400	14,697
WSP Global	788	24,104
Yamana Gold	20,804	108,211

LVIP Dimensional International Core Equity Fund—8

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
Canada (continued)
†Yellow Pages	600	$8,508

		11,587,710

☐China–0.00%
Chu Kong Shipping Enterprises Group	20,000	5,202

		5,202

Denmark–2.12%
Alm Brand	1,568	10,523
Ambu Class B	636	26,323
AP Moeller - Maersk Class A	29	36,550
AP Moeller - Maersk Class B	66	86,206
Carlsberg Class B	800	76,326
Chr Hansen Holding	930	61,078
Coloplast Class B	99	7,411
†D/S Norden	1,234	17,230
Danske Bank	2,415	63,564
Dfds	1,405	61,671
DSV	5,018	210,998
FLSmidth	1,170	41,779
†Genmab	580	105,761
GN Store Nord	3,334	60,226
†H Lundbeck	1,180	44,235
IC Group	491	12,601
ISS	2,486	93,499
Jyske Bank	3,714	140,991
Matas	1,226	20,835
NKT Holding	1,030	52,091
Nordjyske Bank	540	7,110
Novo Nordisk Class B	12,030	647,850
Novo Nordisk ADR	2,700	145,206
Novozymes Class B	2,145	103,005
Pandora	1,322	180,056
Per Aarsleff Holding Class B	810	17,661
Ringkjoebing Landbobank	235	48,126
Rockwool International Class B	226	40,895
Royal Unibrew	1,093	48,895
†Santa Fe Group	936	7,680
Schouw	321	17,827
SimCorp	1,167	57,272
Solar Class B	133	6,177
Sydbank	822	20,642
TDC	19,662	96,353
†Topdanmark	1,484	35,367
Tryg	1,809	32,389
Vestas Wind Systems	1,536	104,401
†William Demant Holding	2,645	51,487

		2,898,297

Finland–2.07%
Amer Sports Class A	5,961	163,542
Cargotec Class B	848	34,560
Caverion	1,725	11,049

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
Finland (continued)
Citycon	10,113	$23,035
Cramo	1,559	32,119
Elisa	1,673	64,282
Fiskars	1,151	20,820
Fortum	2,621	42,110
Huhtamaki	6,263	259,913
Kemira	2,420	28,754
Kesko Class A	640	25,253
Kesko Class B	5,120	217,429
Kone Class B	2,104	97,100
Konecranes	1,835	46,583
Lassila & Tikanoja	992	18,330
Metsa Board	12,062	61,409
Metso	3,349	78,735
Neste	6,313	226,377
Nokia	19,400	110,492
Nokian Renkaat	1,287	46,129
Olvi Class A	439	12,328
Oriola-KD Class B	5,656	25,609
Orion Class A	901	33,970
Orion Class B	1,511	58,672
†Outokumpu	9,356	39,329
†Outotec	1,666	7,537
PKC Group	592	11,123
Raisio	7,392	31,747
Ramirent	1,333	10,216
Sampo Class A	1,322	54,065
Sanoma	4,161	24,375
†Stockmann Class B	1,585	9,165
Stora Enso Class R	15,211	122,328
Technopolis	3,440	13,552
Tieto	1,776	48,640
Tikkurila	1,661	30,077
UPM-Kymmene	27,218	500,016
Uponor	1,300	20,617
Vaisala Class A	415	13,056
Valmet	3,035	40,505
Wartsila	2,037	83,112
YIT	4,487	32,371

		2,830,431

France–6.56%
Accor	3,271	125,332
Aeroports de Paris	216	23,667
†Air France-KLM	2,170	13,695
Air Liquide	1,431	149,084
Airbus Group	1,379	79,044
Akka Technologies	602	18,510
Albioma	1,323	20,335
†Alstom	1,670	38,558
Alten	826	48,487
Altran Technologies	4,400	58,288

LVIP Dimensional International Core Equity Fund—9

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
France (continued)
Arkema	1,850	$141,438
Assystem	625	15,772
Atos	1,592	131,259
AXA	8,478	167,632
BioMerieux	214	28,997
BNP Paribas	4,975	218,181
Boiron	217	16,997
Bollore	10,668	35,914
Bonduelle	350	8,421
Bourbon	296	3,436
Bouygues	3,777	108,205
Bureau Veritas	2,471	51,879
Cap Gemini	406	35,035
Carrefour	5,192	127,701
Casino Guichard Perrachon	1,622	90,035
†Cegedim	412	12,560
Cegid Group	348	23,380
†CGG	24,024	16,872
Chargeurs	1,133	12,523
Christian Dior	229	36,684
Cie de Saint-Gobain	4,632	175,579
Cie des Alpes	539	11,108
Cie Generale des Etablissements Michelin	3,306	311,559
CNP Assurances	2,915	43,007
†Coface	2,535	17,149
Credit Agricole	2,846	23,926
Danone	1,243	86,988
Dassault Systemes	720	54,285
Derichebourg	4,013	10,267
Devoteam	373	17,799
Edenred	3,400	69,619
Eiffage	1,061	75,427
Electricite de France	4,795	58,140
#Elior Participations 144A	2,525	54,790
Engie	8,948	143,675
Essilor International	545	71,629
†Etablissements Maurel et Prom	1,407	4,535
Euler Hermes Group	548	45,510
Eurofins Scientific	92	34,083
#Euronext 144A	1,225	44,939
Eutelsat Communications	3,683	69,517
Faiveley Transport	309	30,193
Faurecia	2,043	64,860
†Futuren	15,171	11,943
Gaztransport Et Technigaz	801	24,282
GL Events	693	11,536
Groupe Crit	166	11,051
Groupe Eurotunnel	4,235	44,733
†Groupe Fnac	298	15,976
Guerbet	218	13,303
Havas	4,643	35,811

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
France (continued)
Hermes International	73	$27,213
Iliad	164	33,106
Imerys	582	37,135
Ingenico Group	451	52,273
Interparfums	513	12,845
Ipsen	355	21,751
IPSOS	1,469	41,812
Jacquet Metal Service	688	9,016
JCDecaux	423	14,262
Kering	243	39,119
Korian	775	25,042
Lagardere	5,677	123,486
†Le Noble Age	292	9,410
Lectra	805	12,337
Legrand	1,117	57,181
LISI	866	21,955
L’Oreal	414	79,262
LVMH Moet Hennessy Louis Vuitton	1,061	159,930
Manitou BF	108	1,645
Metropole Television	954	15,861
MGI Coutier	593	13,472
Natixis	6,691	25,177
†Naturex	119	9,469
Neopost	851	19,505
†Nexans	689	28,809
Nexity	669	33,842
†Nicox	1	11
Numericable-SFR	770	19,242
Oeneo	1,987	16,714
Orange	16,320	265,371
Orange ADR	1,900	31,198
Orpea	633	51,904
Pernod Ricard	275	30,447
†Peugeot	9,068	108,690
Plastic Omnium	1,106	30,919
Plastivaloire	178	18,094
Publicis Groupe	1,360	90,987
Rallye	599	10,283
Remy Cointreau	183	15,753
Renault	2,311	174,475
Rexel	7,068	88,862
Rothschild	861	20,481
Rubis	642	49,078
Safran	1,748	117,713
Saft Groupe	599	24,247
Sanofi	4,112	341,636
Sartorius Stedim Biotech	594	40,055
Savencia	172	10,510
Schneider Electric	2,744	160,087
SCOR	3,162	93,485
SEB	610	73,551
†Sequana	2,004	4,637

LVIP Dimensional International Core Equity Fund—10

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
France (continued)
SES FDR	1,443	$30,891
Societe BIC	209	29,447
Societe Generale	4,524	141,537
Sodexo	581	62,242
†Solocal Group	892	2,126
Somfy	32	11,364
Sopra Steria Group	236	24,325
Stef	120	8,491
STMicroelectronics	13,472	78,655
STMicroelectronics New York Shares	1,700	10,013
Suez	1,793	27,966
Synergie	481	13,762
Tarkett	680	22,167
Technicolor	4,240	26,256
Technip	2,390	129,359
Teleperformance	2,918	248,561
Television Francaise 1	2,522	26,709
Thales	671	55,723
Thermador Groupe	42	3,636
TOTAL	12,968	621,894
TOTAL ADR	6,131	294,901
Trigano	425	24,506
†UBISOFT Entertainment	6,574	239,497
Valeo	2,853	126,656
Veolia Environnement	1,881	40,619
Vicat	454	25,567
Vilmorin & Cie	152	9,824
Vinci	2,000	141,134
†Virbac	66	11,917
Vivendi	5,812	108,735
#†Worldline 144A	650	18,906
Zodiac Aerospace	286	6,672

		8,982,543

Germany–6.52%
Aareal Bank	1,864	58,854
adidas	657	94,312
†ADVA Optical Networking	937	8,038
†AIXTRON	2,094	12,768
Allianz	2,058	293,589
Amadeus Fire	168	10,629
Aurubis	454	20,645
Axel Springer	1,300	68,255
BASF	8,719	668,562
BASF ADR	500	38,350
Bauer	208	2,861
Bayer	1,392	139,805
Bayer ADR	245	24,659
Bayerische Motoren Werke	4,325	314,752
BayWa	299	8,968
Bechtle	283	29,862
Beiersdorf	317	30,012

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
Germany (continued)
Bertrandt	246	$24,106
†Bilfinger	1,115	32,681
Brenntag	1,493	72,324
CANCOM	189	9,384
Cewe Stiftung	267	19,469
Commerzbank	4,685	30,510
CompuGroup Medical	449	18,755
Continental	453	85,720
CTS Eventim	809	24,731
Daimler	10,097	604,188
†Deutsche Bank	2,065	28,545
†Deutsche Bank	1,780	24,439
Deutsche Boerse	819	67,285
Deutsche Lufthansa	8,766	103,066
Deutsche Post	3,394	95,617
Deutsche Telekom	26,012	443,564
Deutsche Telekom ADR	4,300	73,014
Deutsche Wohnen	6,765	230,335
Deutz	5,128	21,183
†Dialog Semiconductor	1,973	59,118
DIC Asset	876	8,299
†DMG Mori	1,107	52,206
Drillisch	96	3,687
Duerr	907	68,870
E.ON	43,082	434,905
Elmos Semiconductor	625	7,699
ElringKlinger	678	13,347
Fielmann	516	37,740
Fraport Frankfurt Airport Services Worldwide	214	11,458
Freenet	1,821	46,897
Fresenius	1,630	119,768
Fresenius Medical Care	965	84,058
FUCHS PETROLUB	814	29,285
GEA Group	1,147	54,140
Gerresheimer	1,004	77,340
Gerry Weber International	1,052	12,298
Gesco	87	6,908
GFK	423	16,996
GFT Technologies	786	15,790
Grammer	283	11,444
GRENKE	8	1,397
†H&R	1,260	17,112
Hamburger Hafen und Logistik	1,312	19,639
Hannover Rueck	427	44,740
HeidelbergCement	1,268	95,521
†Heidelberger Druckmaschinen	6,414	17,750
Hella Hueck	652	20,927
Henkel	224	24,230
HOCHTIEF	171	22,078
Hornbach Baumarkt	449	12,134
HUGO BOSS	666	37,863

LVIP Dimensional International Core Equity Fund—11

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
Germany (continued)
Indus Holding	759	$35,336
Infineon Technologies	5,788	83,789
Infineon Technologies ADR	3,600	52,272
Jenoptik	1,125	18,547
K+S	5,642	115,504
KION Group	2,068	100,232
†Kloeckner	5,682	62,813
†Koenig & Bauer	498	25,354
Krones	238	25,140
KUKA	465	55,154
KWS Saat	66	21,812
LANXESS	1,945	85,333
†LEG Immobilien	965	90,294
Leoni	1,109	30,464
Linde	1,759	245,093
MAN	287	29,291
Merck	528	53,668
METRO	5,221	160,578
MTU Aero Engines	1,455	135,938
Muenchener Rueckversicherungs- Gesellschaft in Muenchen	794	133,150
Nemetschek	370	20,068
†Nordex	1,096	31,111
Norma Group	500	23,690
OSRAM Licht	2,305	119,761
†Paion	2,395	5,635
†PATRIZIA Immobilien	1,258	30,260
Pfeiffer Vacuum Technology	182	17,083
ProSiebenSat.1 Media	1,098	48,029
Puma	53	11,869
†QIAGEN	787	17,151
Rational	63	29,156
Rheinmetall	1,158	68,876
RHOEN-KLINIKUM	858	25,115
RTL Group	239	19,519
†RWE	16,225	258,386
SAF-Holland	1,626	18,016
Salzgitter	1,132	29,930
SAP	1,351	101,467
Schaltbau Holding	392	20,000
SHW	537	16,015
Siemens	2,682	275,230
Sixt	410	21,091
Software	1,165	39,612
STADA Arzneimittel	2,081	107,852
Stroeer	471	21,666
Suedzucker	4,652	102,463
Symrise	1,036	70,667
TAG Immobilien	2,870	37,660
Takkt	1,454	28,560
Talanx	1,300	38,718
Telefonica Deutschland Holding	1,015	4,181

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
Germany (continued)
thyssenkrupp	844	$16,965
TLG Immobilien	545	11,462
†Tom Tailor Holding	912	3,483
United Internet	1,020	42,400
VERBIO Vereinigte BioEnergie	2,083	12,295
Volkswagen	454	60,183
Vonovia	1,414	51,631
†Vossloh	250	15,445
VTG	245	7,093
Wacker Chemie	801	70,146
Wacker Neuson	340	5,274
Washtec	578	20,220
†Wincor Nixdorf	993	53,060
XING	87	16,604

		8,924,341

■Hong Kong–2.96%
AIA Group	43,600	262,198
Allied Group	4,000	20,615
Allied Properties	50,000	9,407
APT Satellite Holdings	27,500	19,326
Asia Financial Holdings	24,000	14,640
Asia Satellite Telecommunications Holdings	6,500	9,350
ASM Pacific Technology	3,100	22,290
Bank of East Asia	13,400	51,820
BOC Hong Kong Holdings	31,000	93,414
Bright Smart Securities & Commodities Group	48,000	14,227
Brightoil Petroleum Holdings	76,000	22,331
†Burwill Holdings	208,000	6,698
Cafe de Coral Holdings	6,000	18,845
Cathay Pacific Airways	26,000	38,144
Century City International Holdings	124,000	7,456
Cheung Kong Infrastructure Holdings	2,000	17,244
Cheung Kong Property Holdings	3,680	23,186
†China Energy Development Holdings	586,000	7,907
Chinese Estates Holdings	2,000	4,250
Chow Sang Sang Holdings International	15,000	26,579
Chow Tai Fook Jewellery Group	10,600	7,617
CITIC Telecom International Holdings	95,000	35,920
CK Hutchison Holdings	19,680	216,489
CK Life Sciences International Holdings	84,000	7,631
CLP Holdings	4,000	40,861
†Convoy Financial Holdings	120,000	5,540
CW Group Holdings	24,000	5,919
Dah Sing Banking Group	19,600	36,439
Dah Sing Financial Holdings	4,000	24,720
†Dragonite International	24,000	2,475
Emperor Capital Group	72,000	6,365

LVIP Dimensional International Core Equity Fund—12

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
■Hong Kong (continued)
Emperor Entertainment Hotel	45,000	$10,802
Emperor International Holdings	44,000	8,832
†Emperor Watch & Jewellery	270,000	5,959
†Esprit Holdings	62,800	46,810
Far East Consortium International	64,000	20,271
FIH Mobile	68,000	21,916
First Pacific	62,000	45,012
First Shanghai Investments	88,000	14,166
Galaxy Entertainment Group	10,000	29,920
†Get Nice Financial Group	4,800	668
Get Nice Holdings	192,000	6,614
Giordano International	64,000	29,541
†Global Brands Group Holding	140,000	12,317
Great Eagle Holdings	1,000	3,991
G-Resources Group	1,176,000	22,533
Guoco Group	2,000	21,181
Guotai Junan International Holdings	90,000	30,936
Haitong International Securities Group	40,226	24,427
Hang Lung Group	21,000	63,269
Hang Lung Properties	21,000	42,426
Hang Seng Bank	6,400	109,778
Hanison Construction Holdings	16,639	2,656
†Hao Tian Development Group	138,600	8,833
Henderson Land Development	10,150	57,335
#HK Electric Investments 144A	12,000	11,197
HKR International	45,600	18,719
HKT Trust	24,000	34,586
Hong Kong & China Gas	12,600	23,023
Hong Kong Aircraft Engineering	1,200	7,693
Hong Kong Exchanges & Clearing	2,600	63,350
Hongkong & Shanghai Hotels	34,000	34,523
Hongkong Chinese	48,000	8,716
Hopewell Holdings	8,500	27,027
Hutchison Telecommunications Hong Kong Holdings	74,000	25,067
Hysan Development	8,000	35,676
IT	32,000	9,536
Johnson Electric Holdings	9,000	20,142
K Wah International Holdings	6,000	2,987
Kerry Logistics Network	28,500	36,827
Kerry Properties	16,000	39,613
†Kingston Financial Group	128,000	58,000
†Ko Yo Chemical Group	132,000	2,453
†@=Kong Sun Holdings	175,000	8,797
Kowloon Development	26,000	24,878
Lai Sun Development	420,000	6,474
Lai Sun Garment International	71,000	9,152
Li & Fung	124,000	60,127
Lifestyle International Holdings	28,500	47,898
Lippo China Resources	350,000	9,695
Liu Chong Hing Investment	12,000	14,182
L’Occitane International	4,750	9,729

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
■Hong Kong (continued)
Luk Fook Holdings International	22,000	$48,632
Man Wah Holdings	12,400	17,890
†Mason Financial Holdings	260,000	10,121
Melco Crown Entertainment ADR	600	7,548
Melco International Development	22,000	20,636
MGM China Holdings	20,400	26,636
†Midland Holdings	30,000	8,272
Miramar Hotel & Investment	10,000	16,929
MTR	7,000	35,513
NagaCorp	106,000	70,780
New World Development	99,088	100,908
NewOcean Energy Holdings	62,000	20,361
NWS Holdings	20,185	31,950
Orient Overseas International	5,000	17,069
†@=Pacific Andes International Holdings	338,000	6,361
Pacific Textiles Holdings	12,000	14,992
PCCW	28,000	18,815
Pico Far East Holdings	58,000	16,373
Playmates Holdings	6,000	7,876
Polytec Asset Holdings	85,000	5,588
Power Assets Holdings	5,000	45,973
Prada	4,700	14,555
Public Financial Holdings	24,000	10,345
Regal Hotels International Holdings	18,000	8,863
Samsonite International	10,800	29,904
Sands China	6,800	23,011
SEA Holdings	4,000	9,677
Shangri-La Asia	32,000	32,128
Shenwan Hongyuan	20,000	10,259
Shun Tak Holdings	36,000	11,389
Singamas Container Holdings	72,000	6,908
Sino Land	24,000	39,516
Sitoy Group Holdings	26,000	10,490
SJM Holdings	59,000	36,126
SmarTone Telecommunications Holdings	14,500	25,908
Stella International Holdings	12,500	22,131
Sun Hung Kai	29,000	17,075
Sun Hung Kai Properties	11,000	132,758
Swire Pacific	17,500	34,686
Swire Pacific Class A	6,500	73,458
Tao Heung Holdings	2,000	473
Techtronic Industries	7,500	31,320
Television Broadcasts	7,200	24,714
Texwinca Holdings	16,000	11,880
Transport International Holdings	6,400	16,785
Tsui Wah Holdings	20,000	3,288
†United Laboratories International Holdings	36,000	14,292
†United Photovoltaics Group	142,000	10,895
Value Partners Group	26,000	24,076
Varitronix International	21,000	11,173

LVIP Dimensional International Core Equity Fund—13

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
■Hong Kong (continued)
Victory City International Holdings	87,604	$4,421
Vitasoy International Holdings	20,000	36,383
VST Holdings	32,000	9,128
VTech Holdings	3,000	31,627
#WH Group 144A	109,000	86,327
Wharf Holdings	11,000	67,128
Wheelock	13,000	61,069
Wing On International	3,000	8,684
Wing Tai Properties	16,000	8,821
Wynn Macau	17,200	24,924
Xinyi Glass Holdings	48,000	35,505
Yue Yuen Industrial Holdings	15,500	61,431

		4,052,917

Ireland–0.64%
†Bank of Ireland	303,755	62,619
C&C Group	7,910	31,024
CRH ADR	7,167	212,000
Glanbia	2,358	44,302
Irish Continental Group	3,656	17,040
Kerry Group Class A	693	61,461
Kingspan Group	4,086	88,422
Paddy Power Betfair	1,289	135,469
Paddy Power Betfair	643	67,635
Smurfit Kappa Group	7,455	164,147

		884,119

Israel–0.63%
†Airport City	1,223	11,974
Azrieli Group	365	15,521
Bank Hapoalim	6,027	30,363
†Bank Leumi Le-Israel	8,582	30,133
Bezeq The Israeli Telecommunication	18,168	35,990
†Cellcom Israel	2,790	18,650
Delek Group	225	43,802
Elbit Systems	270	24,450
Elbit Systems	192	17,462
Electra	116	14,308
First International Bank Of Israel	2,821	34,512
Frutarom Industries	1,025	47,321
Harel Insurance Investments & Financial Services	2,849	9,951
Israel Chemicals	3,628	14,135
†Israel Discount Bank Class A	13,543	23,322
†Jerusalem Oil Exploration	498	19,420
†Kamada	634	2,345
Matrix IT	1,514	9,683
Melisron	262	10,532
Mizrahi Tefahot Bank	3,768	43,448
†Naphtha Israel Petroleum	2,641	12,940
Nice ADR	489	31,223
†Oil Refineries	40,638	14,331

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
Israel (continued)
†Partner Communications	2,962	$13,569
Paz Oil	143	22,972
Shikun & Binui	16,387	27,929
Shufersal	5,699	19,034
Strauss Group	436	6,856
Teva Pharmaceutical Industries ADR	5,149	258,634

		864,810

Italy–2.36%
A2A	23,544	30,872
ACEA	861	10,444
Amplifon	2,061	19,289
#Anima Holding 144A	1,556	7,336
Ascopiave	4,301	12,887
Assicurazioni Generali	17,818	210,117
Astaldi	1,991	8,066
Atlantia	2,932	73,256
Autogrill	2,409	19,476
Azimut Holding	1,440	23,495
†Banca Carige	7,846	3,217
Banca Generali	1,077	21,587
Banca IFIS	715	14,484
Banca Mediolanum	4,999	34,311
†Banca Monte dei Paschi di Siena	9,944	4,237
Banca Popolare dell’Emilia Romagna	17,783	65,289
Banca Popolare di Milano	42,864	17,620
Banca Popolare di Sondrio	11,398	29,303
Banco Popolare	41,123	98,667
Brembo	539	29,691
Buzzi Unicem	630	11,040
Cementir Holding	2,477	9,919
CIR-Compagnie Industriali Riunite	21,107	22,824
CNH Industrial	14,972	108,602
Credito Emiliano	2,363	14,339
Credito Valtellinese	15,151	6,928
Danieli & C Officine Meccaniche	586	10,444
Datalogic	1,125	18,125
Davide Campari-Milano	5,578	55,214
De’ Longhi	2,087	49,732
DiaSorin	536	32,778
†Ei Towers	275	13,954
Enel	59,261	263,086
†Engineering	193	14,120
Eni	7,538	121,416
ERG	2,382	27,168
Esprinet	1,533	8,806
Ferrari	2,515	103,247
Fiat Chrysler Automobiles	25,152	154,822
FinecoBank Banca Fineco	3,229	21,088
Geox	789	2,446
Hera	10,732	29,292
Industria Macchine Automatiche	275	16,554

LVIP Dimensional International Core Equity Fund—14

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
Italy (continued)
Interpump Group	2,344	$36,725
Intesa Sanpaolo	63,077	120,143
Iren	9,672	14,908
†Italcementi	13,188	154,550
Italmobiliare	357	12,511
†Leonardo-Finmeccanica	7,069	71,486
Luxottica Group	774	37,723
MARR	652	12,357
Mediaset	26,891	94,039
Mediobanca	4,541	26,164
Moncler	1,529	24,139
Parmalat	4,463	11,599
Piaggio & C	5,671	9,959
Prysmian	2,264	49,693
Recordati	1,750	52,639
Reply	121	15,442
†Rizzoli Corriere Della Sera Mediagroup	1,704	1,527
†Saipem	248,216	99,244
Salini Impregilo	8,251	23,416
Salvatore Ferragamo	950	19,365
Saras	10,625	18,467
Snam	8,671	51,839
Societa Cattolica di Assicurazioni	3,755	23,799
Societa Iniziative Autostradali e Servizi	2,301	19,860
†Telecom Italia	47,131	38,709
†Telecom Italia ADR	6,900	56,373
Tenaris	1,152	16,650
Terna Rete Elettrica Nazionale	6,724	37,420
Tod’s	186	9,971
UniCredit	55,085	121,146
Unipol Gruppo Finanziario	10,854	25,558
UnipolSai	28,745	43,380
Vittoria Assicurazioni	1,077	10,386
†Yoox Net-A-Porter Group	960	22,280

		3,233,055

Japan–23.28%
77 Bank	4,000	13,998
ABC-Mart	100	6,711
Accordia Golf	900	9,423
Adastria	600	23,776
ADEKA	3,000	36,357
Aderans	1,000	4,943
Aeon	6,700	104,028
Aeon Fantasy	300	8,312
AEON Financial Service	700	15,157
Aeon Hokkaido	2,300	11,382
Aeon Mall	1,200	15,701
Ahresty	1,900	12,983
Ai Holdings	400	9,368
Aica Kogyo	800	18,283

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Aichi Bank	500	$21,155
Aichi Steel	7,000	31,070
Aida Engineering	2,700	22,190
Ain Holdings	400	31,027
Air Water	4,000	58,855
Airport Facilities	2,000	9,759
Aisan Industry	2,000	12,941
Aisin Seiki	7,300	297,353
Ajinomoto	1,000	23,561
†Akebono Brake Industry	7,100	13,850
Alfresa Holdings	1,200	25,071
Alinco	1,600	15,017
Alpine Electronics	2,200	21,561
Alps Electric	3,300	62,694
Amada Holdings	2,000	20,304
Amano	2,700	47,032
Amiyaki Tei	300	12,778
Amuse	600	11,151
ANA Holdings	10,000	28,496
Anritsu	2,600	15,004
AOKI Holdings	1,100	11,393
Aomori Bank	3,000	8,334
Aoyama Trading	1,700	62,690
Arakawa Chemical Industries	1,000	9,209
Arata	300	6,532
Arcland Sakamoto	1,600	17,766
Arcs	700	16,710
Arisawa Manufacturing	1,300	6,633
Asahi Diamond Industrial	1,100	8,518
Asahi Glass	10,000	54,269
Asahi Group Holdings	1,400	45,269
Asahi Holdings	1,700	24,627
Asahi Intecc	1,400	68,413
Asahi Kasei	22,000	153,099
ASAHI YUKIZAI	7,000	13,114
Asante	800	11,337
Ashikaga Holdings	4,400	14,116
†Asia Growth Capital	11,000	8,426
Asia Pile Holdings	1,700	6,019
Asics	2,200	37,169
ASKA Pharmaceutical	300	5,047
ASKUL	400	14,788
Astellas Pharma	3,700	58,025
Atom	1,800	11,940
Autobacs Seven	1,000	14,174
Avex Group Holdings	1,000	11,319
Awa Bank	4,000	20,891
Axial Retailing	700	24,236
Azbil	1,200	35,340
Bandai Namco Holdings	1,300	33,548
Bando Chemical Industries	3,000	14,496
Bank of Iwate	300	11,306

LVIP Dimensional International Core Equity Fund—15

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Bank of Kochi	9,000	$8,792
Bank of Kyoto	5,000	30,669
Bank of Nagoya	8,000	24,973
Bank of Okinawa	480	14,063
Bank of Saga	7,000	15,212
Belc	400	16,676
Benefit One	900	26,949
Benesse Holdings	1,200	28,171
Bic Camera	2,200	20,257
Biofermin Pharmaceutical	600	15,821
BML	500	22,901
Bridgestone	2,700	86,770
Brother Industries	11,500	123,353
Bunka Shutter	2,900	23,261
C Uyemura	300	12,053
Calbee	600	25,102
Calsonic Kansei	4,000	30,399
Can Do	800	12,755
Canon	2,100	59,955
Canon Marketing Japan	900	16,434
Casio Computer	2,000	28,800
Cawachi	200	4,775
Central Glass	9,000	38,694
Central Japan Railway	300	53,359
Central Sports	600	13,895
Century Tokyo Leasing	1,000	32,363
Chiba Bank	5,000	23,629
Chiba Kogyo Bank	3,800	13,785
Chiyoda Integre	500	9,256
Chubu Electric Power	2,700	38,424
Chubu Shiryo	900	6,356
Chudenko	500	10,082
Chugai Ro	3,000	6,339
Chugoku Bank	6,300	64,281
Chugoku Electric Power	1,200	15,256
Chugoku Marine Paints	2,000	12,287
Chukyo Bank	7,000	16,419
Ci:z Holdings	400	8,776
Citizen Holdings	5,600	27,256
CKD	2,700	20,193
Clarion	6,000	14,731
Cleanup	2,000	14,752
CMIC Holdings	800	12,381
Coca-Cola East Japan	500	9,570
Coca-Cola West Class C	3,100	87,670
Cocokara fine	300	15,548
COLOPL	600	11,935
Colowide	1,200	21,698
COMSYS Holdings	2,100	34,046
†Concordia Financial Group	24,869	96,042
COOKPAD	900	11,032
Cosmo Energy Holdings	1,200	14,710

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Cosmos Pharmaceutical	100	$20,149
Create SD Holdings	400	11,347
Credit Saison	2,600	43,676
CTI Engineering	400	3,225
CyberAgent	600	36,319
Dai Nippon Printing	4,000	44,580
Dai Nippon Toryo	10,000	18,558
Daibiru	1,800	15,485
Daicel	5,400	55,955
Dai-Dan	2,000	14,778
Daido Metal	1,300	12,453
Daido Steel	7,000	23,976
Daifuku	1,500	26,865
Daihatsu Diesel Manufacturing	2,400	13,656
Daihatsu Motor	8,400	109,419
Daihen	4,000	17,520
Daiho	2,000	8,969
Daiichi Jitsugyo	3,000	12,951
Dai-ichi Life Insurance	3,600	40,300
Daiichi Sankyo	1,100	26,725
Dai-ichi Seiko Class C	300	2,858
Daiichikosho	500	20,961
Daiken	4,000	12,751
Daikin Industries	800	67,236
Daikyo	7,000	10,149
Dainichiseika Color & Chemicals Manufacturing	3,000	12,024
Daio Paper	4,000	43,575
Daisan Bank	14,000	20,734
Daiseki	500	9,670
Daishi Bank	6,000	19,151
Daito Pharmaceutical	600	16,481
Daito Trust Construction	400	64,945
Daiwa House Industry	2,200	64,607
Daiwa Securities Group	16,000	84,294
Daiwabo Holdings	4,000	8,483
DCM Holdings	2,200	18,804
DeNA	1,200	28,072
Denka	12,000	48,529
Denso	4,200	147,778
Denyo	900	9,314
Descente	1,100	11,882
DIC	2,400	50,263
Digital Garage	600	14,001
Disco	300	27,132
DMG Mori	2,800	27,015
Don Quijote Holdings	600	22,298
Dowa Holdings	7,000	36,080
DTS	1,100	20,457
Eagle Industry	1,000	11,636
Earth Chemical	300	14,456
East Japan Railway	700	64,871

LVIP Dimensional International Core Equity Fund—16

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Ebara	12,000	$66,105
EDION	2,000	16,496
Ehime Bank	7,000	15,520
Eisai	300	16,751
Elecom	1,300	27,034
Electric Power Development	600	13,979
Elematec	100	2,012
Endo Lighting	1,600	14,396
Enplas	800	21,090
Excel	1,000	12,911
Exedy	700	14,987
Ezaki Glico	300	17,550
FamilyMart	500	30,471
FANUC	400	65,069
Fast Retailing	100	26,848
FCC	700	11,382
FIDEA Holdings	7,000	9,227
Fields	800	9,908
Financial Products Group	1,500	15,485
Foster Electric	700	11,082
FP	700	33,882
Fudo Tetra	4,900	7,397
Fuji Ehime	600	14,482
Fuji Electric	15,000	62,453
Fuji Heavy Industries	1,900	65,309
Fuji Kyuko	2,000	27,965
Fuji Media Holdings	2,300	25,861
†Fuji Oil	4,500	14,968
Fuji Oil Holdings	1,200	22,373
Fuji Seal International	300	10,603
Fuji Soft	300	7,102
Fujibo Holdings	3,000	7,240
FUJIFILM Holdings	1,500	58,201
Fujikura	24,000	110,850
Fujimi	900	13,219
Fujimori Kogyo	900	17,018
Fujisash	13,300	11,197
Fujita Kanko	1,000	3,703
Fujitec	1,500	12,953
Fujitsu	32,000	117,674
Fujitsu Frontech	700	6,517
Fujitsu General	3,000	66,818
Fukui Bank	8,000	17,751
Fukuoka Financial Group	13,000	42,864
Fukushima Industries	700	20,633
Fukuyama Transporting	3,000	15,782
Furukawa	8,000	11,294
Furukawa Electric	21,000	48,657
Fuso Chemical	1,200	17,204
Fuso Pharmaceutical Industries	6,000	16,024
Futaba	700	13,335
Futaba Industrial	1,700	7,997

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Future Architect	2,000	$14,640
Fuyo General Lease	600	24,378
G-7 Holdings	800	9,294
Gakken Holdings	6,000	14,619
Gecoss	900	8,776
Geo Holdings	1,000	13,457
Giken	800	14,935
Glory	1,200	32,651
GMO internet	1,300	13,547
GMO Payment Gateway	100	5,684
†Gree	3,000	17,003
GS Yuasa	20,000	76,706
G-Tekt	1,000	12,227
Gulliver International	1,100	9,029
Gun-Ei Chemical Industry	4,000	10,860
GungHo Online Entertainment	9,800	26,554
Gunma Bank	14,000	50,841
Gunze	3,000	8,380
H2O Retailing	2,100	28,355
Hachijuni Bank	8,400	36,584
Hakuto	900	7,495
Hamakyorex	1,000	18,484
Hamamatsu Photonics	400	11,224
Hankyu Hanshin Holdings	8,000	59,652
Hanwa	5,000	26,122
Happinet	1,100	9,183
Haseko	5,800	58,393
Hazama Ando	5,500	30,550
Heiwa	2,100	42,595
Heiwa Real Estate	700	8,903
Heiwado	1,100	21,420
Hibiya Engineering	900	13,338
Hikari Tsushin	300	25,132
HI-LEX	900	21,138
Hino Motors	3,000	29,880
Hioki EE	100	1,894
Hirose Electric	200	24,593
Hiroshima Bank	8,000	26,731
HIS	1,000	32,295
Hitachi	96,000	402,226
Hitachi ADR	1,000	41,560
Hitachi Capital	1,400	27,786
Hitachi Chemical	2,100	39,220
Hitachi Construction Machinery	2,500	36,490
Hitachi High-Technologies	300	8,210
Hitachi Koki	400	2,392
Hitachi Kokusai Electric	2,000	33,493
Hitachi Metals	6,200	62,987
Hitachi Transport System	1,900	31,257
Hitachi Zosen	8,800	42,574
Hochiki	1,300	14,332
Hogy Medical	200	13,920

LVIP Dimensional International Core Equity Fund—17

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Hokkaido Electric Power	3,100	$25,182
Hokkoku Bank	7,000	18,936
Hokuetsu Industries	2,000	11,207
Hokuetsu Kishu Paper	3,200	22,011
Hokuhoku Financial Group	41,000	46,696
Hokuriku Electric Power	2,700	33,456
Hokuto	600	11,035
Honda Motor	6,100	153,020
Honda Motor ADR	4,400	111,452
Horiba	600	26,399
Hosokawa Micron	2,000	10,295
Hoya	1,200	42,859
Hyakugo Bank	7,000	24,163
Hyakujushi Bank	8,000	23,305
Ibiden	2,800	31,658
IBJ Leasing	900	15,543
Ichibanya	600	20,851
Ichiken	4,000	10,271
Ichinen Holdings	1,200	10,789
Idec	2,000	17,708
Idemitsu Kosan	3,800	82,498
Ihara Chemical Industry	1,000	10,411
IHI	51,000	137,470
Iida Group Holdings	1,000	20,479
Iino Kaiun Kaisha	5,000	18,497
Imasen Electric Industrial	600	4,961
Inaba Denki Sangyo	400	13,700
Inabata	300	2,723
Inageya	600	7,925
Information Services International-Dentsu	900	14,061
Intage Holdings	1,000	15,108
Internet Initiative Japan	1,000	20,486
Inui Global Logistics	1,400	12,547
Iriso Electronics	400	22,330
Iseki	7,000	15,292
Isetan Mitsukoshi Holdings	3,600	32,043
†Ishihara Sangyo Kaisha	16,000	9,430
Isuzu Motors	11,100	136,719
IT Holdings	4,500	103,639
Ito En	800	30,991
ITOCHU	6,700	81,963
Itochu Enex	2,400	21,297
Itochu Techno-Solutions	300	6,463
Itochu-Shokuhin	300	12,007
Iwatani	5,000	28,363
Iyo Bank	6,200	37,973
Izumi	400	15,583
J Front Retailing	4,900	50,805
J Trust	1,600	11,748
Jaccs	7,000	30,705
Jalux	300	5,021

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Jamco	400	$7,326
†Janome Sewing Machine	1,000	5,536
Japan Airlines	400	12,869
Japan Airport Terminal	500	18,141
Japan Aviation Electronics Industry	2,000	27,588
†Japan Display	9,800	15,943
Japan Drilling	300	6,453
Japan Exchange Group	2,800	32,238
Japan Pulp & Paper	4,000	12,814
Japan Radio	3,000	7,576
Japan Securities Finance	4,300	16,299
Japan Steel Works	7,000	31,996
Japan Tobacco	3,100	124,937
Japan Wool Textile	3,000	20,707
JCU	300	9,256
Jeol	3,000	11,490
JFE Holdings	11,200	146,106
JGC	3,000	42,947
Jimoto Holdings	7,400	10,211
Jin	200	7,849
Joshin Denki	2,000	16,847
Joyo Bank	17,000	63,553
JSR	3,600	47,675
JTEKT	6,700	75,941
Juki	2,600	23,337
Juroku Bank	8,000	21,196
JVC Kenwood	4,200	8,633
JX Holdings	39,100	152,620
K&O Energy Group	900	11,430
kabu.com Securities	7,000	22,678
Kaga Electronics	1,200	13,580
Kagome	500	13,224
Kakaku.com	2,700	53,648
Kaken Pharmaceutical	300	19,669
Kakiyasu Honten	700	12,478
Kamei	1,600	12,812
Kamigumi	1,000	9,243
Kanagawa Chuo Kotsu	2,000	11,301
Kanamoto	900	17,538
Kandenko	2,000	16,360
Kaneka	6,000	40,034
Kanematsu	19,000	30,025
†Kansai Electric Power	3,000	29,218
Kansai Paint	1,000	20,190
Kansai Urban Banking	1,000	8,736
Kanto Denka Kogyo	2,000	19,747
Kao	2,500	145,605
Kasai Kogyo	1,400	12,702
Kato Sangyo	400	9,377
Kato Works	2,000	7,722
KAWADA TECHNOLOGIES	500	16,483

LVIP Dimensional International Core Equity Fund—18

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Kawai Musical Instruments Manufacturing	900	$17,314
Kawasaki Heavy Industries	23,000	64,852
Kawasaki Kisen Kaisha	22,000	51,857
KDDI	3,700	112,516
Keihan Electric Railway	11,000	76,223
Keihin	1,000	15,430
Keikyu	5,000	50,315
Keio	5,000	47,164
Keisei Electric Railway	1,000	12,890
Keiyo	2,300	11,686
Keiyo Bank	6,000	22,526
Kewpie	1,700	54,225
Key Coffee	700	12,899
Keyence	100	68,233
Kinden	2,300	24,897
Kintetsu Group Holdings	7,000	29,956
Kintetsu World Express	1,000	12,115
Kinugawa Rubber Industrial	3,000	22,707
Kirin Holdings	3,600	60,718
Kitagawa Iron Works	6,000	9,860
Kita-Nippon Bank	400	9,778
Kito	700	5,558
Kitz	300	1,424
Kiyo Bank	3,000	37,248
Koatsu Gas Kogyo	2,000	11,812
Kobe Steel	123,000	101,091
Kohnan Shoji	1,200	22,232
Koito Manufacturing	500	23,022
Kokusai	1,000	8,189
Kokuyo	1,500	21,368
Komatsu	4,800	83,384
Komehyo	600	5,914
Komeri	700	18,253
Komori	1,800	20,148
Konami Holdings	1,000	38,150
Konica Minolta	8,200	59,733
Konishi	1,200	15,458
Konoike Transport	600	6,245
Kose	200	16,948
Koshidaka Holdings	900	18,754
Kotobuki Spirits	500	16,637
Kourakuen Holdings	500	7,451
K’s Holdings	1,800	33,591
Kubota	2,500	33,813
Kubota ADR	300	19,989
Kumagai Gumi	11,000	31,176
Kurabo Industries	8,000	14,196
Kuraray	3,300	39,374
Kureha	7,000	24,569
Kurita Water Industries	1,100	24,521
Kuroda Electric	1,300	22,329

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
KYB	11,000	$35,645
Kyocera	1,100	52,341
Kyocera ADR	473	22,543
Kyodo Printing	4,000	12,261
Kyoei Steel	1,000	15,213
Kyokuto Kaihatsu Kogyo	1,200	11,276
Kyokuyo	5,000	12,637
KYORIN Holdings	1,800	35,296
Kyoritsu Maintenance	200	13,394
Kyosan Electric Manufacturing	4,000	13,007
Kyudenko	1,000	29,599
Kyushu Electric Power	1,800	18,053
Kyushu Financial Group	2,100	10,409
Lasertec	1,200	14,667
Lawson	400	31,934
Leopalace21	5,400	37,930
Life	200	5,399
Lintec	900	17,625
Lion	2,000	32,999
LIXIL Group	2,900	47,623
M3	1,200	41,880
Maeda	2,000	15,652
Maeda Kosen	900	8,477
Maeda Road Construction	1,000	17,081
Makino Milling Machine	2,000	10,221
Makita	500	33,199
Mandom	300	13,807
Marubeni	18,500	83,578
Marudai Food	4,000	19,066
Maruha Nichiro	1,700	46,336
Marui Group	1,800	24,231
Marusan Securities	1,100	9,462
Maruwa Aichi	500	14,693
Maruzen Showa Unyu	2,000	7,336
Matsuda Sangyo	1,000	12,303
Matsui Construction	1,800	19,069
Matsumotokiyoshi Holdings	400	19,555
Max	2,000	22,727
Mazda Motor	10,300	136,303
Medipal Holdings	1,300	21,373
Megmilk Snow Brand	700	24,422
Meidensha	5,000	16,263
MEIJI Holdings	200	20,551
Meisei Industrial	2,100	9,075
Meitec	600	20,395
Michinoku Bank	6,000	10,452
Micronics Japan	1,200	10,681
Mie Bank	6,000	10,385
Milbon	400	18,036
Minebea	7,500	50,954
Miraca Holdings	1,000	43,368
Mirait Holdings	3,500	34,410

LVIP Dimensional International Core Equity Fund—19

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Misawa Homes	1,400	$9,481
MISUMI Group	2,600	46,942
Mitani	600	16,268
Mitsuba	2,400	25,883
Mitsubishi	11,700	206,006
Mitsubishi Chemical Holdings	29,800	136,603
Mitsubishi Electric	28,000	334,274
Mitsubishi Estate	3,000	55,028
Mitsubishi Gas Chemical	12,000	62,603
Mitsubishi Heavy Industries	37,000	148,785
Mitsubishi Logistics	1,000	13,990
Mitsubishi Materials	27,000	64,648
Mitsubishi Motors	21,200	97,866
Mitsubishi Nichiyu Forklift	3,300	18,573
†Mitsubishi Paper Mills	21,000	14,515
Mitsubishi Shokuhin	500	13,117
Mitsubishi Steel Manufacturing	6,000	9,062
Mitsubishi Tanabe Pharma	2,900	52,398
Mitsubishi UFJ Financial Group	74,900	335,766
Mitsubishi UFJ Financial Group ADR	35,500	157,265
Mitsubishi UFJ Lease & Finance	9,400	36,120
Mitsuboshi Belting	2,000	15,594
Mitsui	8,000	95,497
Mitsui Chemicals	42,000	154,340
Mitsui Engineering & Shipbuilding	46,000	63,390
Mitsui Fudosan	3,000	68,852
Mitsui Home	3,000	12,677
Mitsui Matsushima	14,000	13,973
Mitsui Mining & Smelting	14,000	23,370
Mitsui OSK Lines	25,000	53,163
Mitsui-Soko Holdings	5,000	13,380
†Mitsumi Electric	4,800	19,362
Miyazaki Bank	5,000	12,462
Mizuho Financial Group	125,400	180,458
Mizuho Financial Group ADR	5,700	16,245
Mizuno	3,000	14,076
Mochida Pharmaceutical	300	24,242
Modec	900	13,816
Monogatari	100	5,101
MonotaRO	700	23,143
Morinaga	3,000	18,915
Morinaga Milk Industry	5,000	34,982
Morita Holdings	1,100	14,528
MS&AD Insurance Group Holdings	1,800	46,638
Murata Manufacturing	700	78,480
Musashi Seimitsu Industry	800	15,648
Musashino Bank	700	15,873
Nabtesco	2,000	47,720
Nachi-Fujikoshi	8,000	24,390
Nagano Bank	8,000	14,908
Nagase	4,700	51,988
Nagatanien Holdings	2,000	23,767

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Nagoya Railroad	4,000	$22,538
†Nakayama Steel Works	17,000	8,318
Nankai Electric Railway	6,000	33,833
Nanto Bank	6,000	19,145
NEC	47,000	109,504
NEC Capital Solutions	700	9,609
NEC Networks & System Integration	800	14,163
NET One Systems	4,000	23,041
Next	1,800	16,110
NGK Insulators	2,000	40,435
NGK Spark Plug	2,000	30,190
NH Foods	6,000	146,964
NHK Spring	5,300	43,014
Nichias	2,000	15,309
Nichiban	3,000	22,578
Nichiha	1,000	15,803
Nichi-iko Pharmaceutical	600	12,261
Nichirei	11,000	101,484
Nichireki	2,000	12,441
Nichirin	1,000	12,392
Nidec	300	22,837
Nidec ADR	1,000	18,800
Nifco	600	31,459
Nihon Dempa Kogyo	1,200	9,996
Nihon House Holdings	2,600	8,004
Nihon M&A Center	600	38,971
Nihon Nohyaku	2,400	10,816
Nihon Parkerizing	1,800	18,936
Nihon Unisys	3,000	37,093
Nikkiso	3,300	21,336
Nikkon Holdings	1,400	25,156
Nikon	3,100	41,973
Nintendo	300	43,110
Nippo	3,000	51,031
Nippon Beet Sugar Manufacturing	10,000	17,856
Nippon Carbide Industries	8,000	10,903
Nippon Carbon	4,000	7,586
Nippon Chemi-Con	6,000	7,337
Nippon Chemiphar	3,000	13,484
Nippon Coke & Engineering	18,200	11,058
Nippon Denko	4,300	6,575
Nippon Densetsu Kogyo	1,000	16,827
Nippon Electric Glass	16,000	66,792
Nippon Express	8,000	36,558
Nippon Flour Mills	2,000	15,629
Nippon Gas	1,200	26,085
Nippon Hume	2,000	10,527
Nippon Kayaku	3,000	29,741
Nippon Koei	4,000	12,127
Nippon Light Metal Holdings	22,200	49,297
Nippon Paper Industries	2,400	41,907
Nippon Pillar Packing	1,300	11,674

LVIP Dimensional International Core Equity Fund—20

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Nippon Road	3,000	$11,546
†Nippon Sheet Glass	39,000	24,563
Nippon Shokubai	600	34,510
Nippon Signal	1,200	9,378
Nippon Soda	4,000	16,129
Nippon Steel & Sumikin Bussan	4,000	12,926
Nippon Steel & Sumitomo Metal	14,900	288,459
Nippon Suisan Kaisha	7,700	39,544
Nippon Synthetic Chemical Industry	3,000	15,259
Nippon Telegraph & Telephone	1,500	70,342
Nippon Valqua Industries	4,000	10,196
Nippon Yakin Kogyo	5,800	6,746
Nippon Yusen	36,000	63,333
Nipro	3,700	45,967
Nishimatsu Construction	8,000	37,295
Nishi-Nippon City Bank	6,000	10,541
Nishi-Nippon Railroad	5,000	25,947
Nishio Rent All	700	14,319
Nissan Chemical Industries	2,100	61,272
Nissan Motor	25,200	224,893
Nissan Shatai	1,200	12,033
Nissei ASB Machine	400	6,666
Nissei Build Kogyo	3,000	15,503
Nissha Printing	1,200	22,026
Nisshin Fudosan	4,200	14,668
Nisshin Oillio Group	3,000	13,763
Nisshin Seifun Group	700	11,252
Nisshin Steel	6,000	76,930
Nisshinbo Holdings	3,300	29,899
Nissin	5,000	14,961
Nissin Kogyo	900	11,527
Nitori Holdings	400	48,514
Nittetsu Mining	3,000	9,723
Nitto Boseki	4,000	13,522
Nitto Denko	1,400	88,808
Nitto Kogyo	1,100	13,676
Nittoc Construction	3,400	12,993
NOF	7,000	58,100
Nohmi Bosai	900	12,056
Nojima	1,000	16,481
NOK	3,400	57,819
Nomura Holdings	22,900	81,445
Nomura Holdings ADR	8,400	29,484
Nomura Real Estate Holdings	2,700	47,180
Noritake	7,000	15,956
Noritz	600	10,716
North Pacific Bank	4,700	12,795
NS Solutions	400	6,165
NS United Kaiun Kaisha	7,000	8,876
NSD	900	14,340
NSK	12,500	91,499
NTN	12,000	32,380

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
NTT Data	1,200	$56,674
NTT DOCOMO	4,000	107,874
NTT DOCOMO ADR	1,000	27,010
NTT Urban Development	1,900	20,426
NuFlare Technology	400	19,067
Obara Group	900	33,463
Obayashi	6,300	67,076
Obayashi Road	2,000	12,481
Ogaki Kyoritsu Bank	9,000	24,907
Ohashi Technica	1,100	13,076
Ohsho Food Service	100	3,600
Oji Holdings	9,000	34,551
Okabe	1,500	10,672
Okasan Securities Group	4,000	17,898
Oki Electric Industry	37,000	49,498
Okinawa Cellular Telephone	800	23,568
Okinawa Electric Power	1,350	28,308
OKUMA	3,000	19,721
Okumura	4,000	22,116
Okuwa	2,000	20,853
Olympus	400	14,937
Omron	1,200	39,169
Onward Holdings	4,000	24,955
Open House	1,000	27,392
Optex	400	10,317
Oracle Japan	500	26,662
Organo	3,000	11,288
Oriental Land	200	12,950
Osaka Gas	8,000	30,756
Osaka Soda	4,000	16,051
Osaka Steel	700	12,174
OSAKA Titanium Technologies	800	9,805
Osaki Electric	2,000	15,417
OSG	2,400	39,980
OSJB Holdings	3,400	6,235
Otsuka	300	14,028
Otsuka Holdings	600	27,650
Pacific Industrial	1,500	13,747
†Pacific Metals	5,000	13,634
Pack	700	17,956
Pal	1,100	25,934
PALTAC	600	12,182
PanaHome	1,000	7,916
Panasonic	27,100	233,156
Panasonic ADR	4,000	34,600
Paramount Bed Holdings	600	30,456
Parco	1,200	9,622
Park24	600	20,619
Pasona Group	500	3,453
Penta-Ocean Construction	9,300	49,176
Pigeon	1,300	38,863
Pilot	400	17,239

LVIP Dimensional International Core Equity Fund—21

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Piolax	300	$13,992
†Pioneer	9,100	15,977
Plenus	1,000	16,245
Press Kogyo	4,300	14,282
Pressance	500	18,915
Prima Meat Packers	5,000	15,087
Proto	700	8,144
Raito Kogyo	2,000	20,890
Rakuten	2,100	22,792
Relo Holdings	200	35,398
Rengo	11,000	71,148
Resona Holdings	21,200	77,484
Resorttrust	1,100	23,762
Ricoh	13,800	119,625
Ricoh Leasing	800	20,453
Riken	3,000	9,237
Riken Technos	700	2,916
Riken Vitamin	500	23,161
Riso Kagaku	700	9,238
Rohm	800	31,576
Rohto Pharmaceutical	1,000	15,240
Roland DG	400	7,123
Round One	5,000	40,070
Royal Holdings	400	7,128
Ryobi	3,000	12,462
Ryoden Trading	2,000	12,281
Ryohin Keikaku	100	24,370
Ryosan	800	19,117
Sac’s Bar Holdings	900	8,805
Saibu Gas	5,000	12,143
Saizeriya	600	10,721
Sakata INX	1,200	13,788
Sala	100	571
SAMTY	900	8,455
San-Ai Oil	200	1,135
Sanden Holdings	5,000	13,559
San-In Godo Bank	3,300	21,547
Sanken Electric	7,000	21,703
Sankyo	600	22,496
Sankyu	7,000	37,574
Sanoh Industrial	1,700	9,085
Sanrio	800	14,244
Sanshin Electronics	1,200	9,757
Santen Pharmaceutical	900	14,145
Sanwa Holdings	5,400	49,086
Sanyo Chemical Industries	1,000	7,751
Sanyo Denki	2,000	9,047
Sanyo Electric Railway	3,000	14,677
Sanyo Shokai	5,000	9,406
Sanyo Special Steel	3,000	13,394
Sanyo Trading	500	5,759
Sapporo Holdings	1,800	52,014

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Sato Holdings	800	$14,993
Sawada Holdings	1,600	14,144
Sawai Pharmaceutical	300	23,256
Saxa Holdings	7,000	13,035
SBI Holdings	5,500	54,770
SBS Holdings	1,000	7,202
SCREEN Holdings	5,000	54,421
SCSK	300	11,238
Secom	200	14,787
Sega Sammy Holdings	1,800	19,386
Seibu Holdings	600	10,162
Seikagaku	1,300	20,242
Seikitokyu Kogyo	1,000	4,729
Seiko Epson	3,200	51,301
Seiko Holdings	6,000	18,021
Seino Holdings	3,500	32,086
Seiren	1,200	11,352
Sekisui Chemical	4,300	52,979
Sekisui House	3,100	54,287
Sekisui Plastics	5,000	15,646
Senko	5,000	30,110
Senshu Ikeda Holdings	2,900	10,809
Senshukai	1,500	9,901
Septeni Holdings	800	29,302
Seria	400	33,106
Seven & i Holdings	2,700	113,206
Seven Bank	3,500	10,864
Shibuya	600	9,894
Shiga Bank	3,000	12,860
Shikoku Bank	8,000	15,672
Shikoku Chemicals	2,000	15,632
Shikoku Electric Power	1,800	21,322
Shima Seiki Manufacturing	1,200	23,207
Shimachu	500	10,893
Shimano	200	30,580
Shimizu	2,000	18,738
Shimizu Bank	400	8,724
Shindengen Electric Manufacturing	3,000	9,526
Shin-Etsu Chemical	2,000	117,177
Shinko Electric Industries	4,100	20,082
Shinko Plantech	1,300	9,730
Shinko Shoji	1,100	10,466
Shinmaywa Industries	3,000	18,620
Shinnihon	2,400	15,776
Shinsei Bank	26,000	37,882
Shinwa	400	5,295
Ship Healthcare Holdings	1,100	34,236
Shizuoka Bank	4,000	28,170
Shizuoka Gas	1,300	9,160
Showa	1,900	10,668
Showa Denko	3,700	34,881
Showa Sangyo	3,000	12,733

LVIP Dimensional International Core Equity Fund—22

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Siix	600	$20,668
Sinfonia Technology	6,000	9,779
SKY Perfect JSAT Holdings	8,900	41,168
SMC	100	24,603
SMK	2,000	6,888
Sodick	2,000	15,472
SoftBank Group	4,000	226,208
Sogo Medical	400	14,789
Sojitz	48,600	115,159
Sompo Japan Nipponkoa Holdings	1,200	31,935
Sony	10,700	315,243
Sony Financial Holdings	800	9,045
Sotetsu Holdings	5,000	28,081
Sparx Group	5,300	9,629
Square Enix Holdings	800	25,970
St Marc Holdings	900	27,234
Stanley Electric	2,600	55,526
Star Micronics	1,000	10,546
Start Today	700	37,001
Starts	1,200	23,817
Starzen	400	14,734
Studio Alice	300	7,042
Sumco	6,200	39,719
Sumida	1,300	8,652
Suminoe Textile	5,000	9,372
Sumitomo	4,700	47,376
Sumitomo Bakelite	4,000	18,553
Sumitomo Chemical	49,000	202,177
Sumitomo Dainippon Pharma	1,000	17,333
Sumitomo Densetsu	900	9,804
Sumitomo Electric Industries	18,800	248,826
Sumitomo Forestry	2,700	36,645
Sumitomo Heavy Industries	14,000	61,501
Sumitomo Metal Mining	6,000	61,034
Sumitomo Mitsui Construction	36,500	30,862
Sumitomo Mitsui Financial Group	7,900	228,113
Sumitomo Mitsui Trust Holdings	13,000	42,300
Sumitomo Osaka Cement	13,000	55,783
Sumitomo Realty & Development	1,000	27,117
Sumitomo Riko	1,300	10,416
Sumitomo Rubber Industries	5,000	66,940
Sumitomo Seika Chemicals	2,000	11,142
Sumitomo Warehouse	5,000	24,890
Sun Frontier Fudousan	1,300	13,289
Sundrug	200	18,779
Suntory Beverage & Food	600	27,151
Suruga Bank	1,300	29,379
Suzuken Aichi	1,600	50,362
Suzuki Motor	1,500	40,617
†SWCC Showa Holdings	16,000	8,785
Sysmex	900	61,973
T Hasegawa	800	14,180

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
T RAD	8,000	$13,758
T&D Holdings	3,900	33,119
T&K Toka	1,200	8,764
Tabuchi Electric	1,600	5,545
Tachibana Eletech	1,300	13,601
Tadano	3,000	25,049
Taiheiyo Cement	34,000	80,531
Taiho Kogyo	900	9,273
Taiko Bank	6,000	10,618
Taiyo Holdings	300	9,282
Taiyo Nippon Sanso	5,600	51,470
Taiyo Yuden	4,500	39,276
Takara Leben	1,900	14,561
Takasago International	600	16,162
Takashimaya	4,000	28,650
†Takata	1,700	6,568
Takeda Pharmaceutical	2,800	120,759
Takeei	900	8,190
Takeuchi Manufacturing	1,800	23,445
Takiron	4,000	17,851
Takuma	1,000	8,873
Tamron	700	9,388
Tamura	4,000	11,525
Tatsuta Electric Wire & Cable	3,600	10,119
TDK	1,700	95,160
TDK ADR	200	11,152
Teijin	30,000	99,406
Temp Holdings	1,500	25,989
Terumo	500	21,338
THK	2,300	39,202
Toa Hyogo	1,000	8,951
TOA ROAD	3,000	7,822
Toa Tokyo	6,000	9,569
Toagosei	2,600	23,987
Tobu Railway	9,000	49,397
Tocalo	600	9,723
Tochigi Bank	4,000	13,822
Toda	4,000	17,305
Toei	1,000	9,403
Toenec	3,000	15,232
Toho	300	7,037
Toho Bank	4,000	12,393
Toho Gas	4,000	32,731
Toho Holdings	1,000	24,097
Toho Titanium	1,700	10,874
Toho Zinc	5,000	15,222
Tohoku Electric Power	1,900	23,979
Tokai Gifu	500	15,093
TOKAI Holdings	2,800	17,799
Tokai Rika	2,700	39,883
Tokai Tokyo Financial Holdings	4,600	19,593
Token	300	23,590

LVIP Dimensional International Core Equity Fund—23

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Tokio Marine Holdings	2,700	$89,886
Tokushu Tokai Paper	4,000	13,602
†Tokuyama	13,000	35,623
Tokyo Dome	4,000	18,148
†Tokyo Electric Power Holdings	6,000	25,410
Tokyo Electron	600	50,705
Tokyo Gas	10,000	41,288
Tokyo Keiki	5,000	7,588
Tokyo Rope Manufacturing	6,000	8,667
Tokyo Seimitsu	600	13,972
Tokyo Steel Manufacturing	1,600	8,770
Tokyo Tatemono	5,800	69,555
Tokyo TY Financial Group	700	16,258
Tokyu	5,000	43,898
Tokyu Construction	1,900	17,343
Tokyu Fudosan Holdings	10,900	68,000
TOMONY Holdings	2,900	8,722
Tomy	3,600	30,324
Tonami Holdings	5,000	12,756
TonenGeneral Sekiyu	3,000	27,329
Topcon	2,600	25,715
Toppan Forms	800	8,267
Toppan Printing	3,000	25,796
Topre	1,600	34,068
Topy Industries	5,000	10,293
Toray Industries	5,000	42,664
Toridoll	400	10,750
Torii Pharmaceutical	600	13,940
Torishima Pump Manufacturing	200	1,985
†Toshiba	16,000	43,584
Toshiba Machine	6,000	18,149
†Toshiba TEC	8,000	28,358
Tosoh	22,000	101,478
Totetsu Kogyo	700	19,328
TOTO	700	27,971
Tottori Bank	6,000	9,606
Towa Bank	13,000	10,061
Towa Pharmaceutical	300	15,665
Toyo Construction	5,200	23,563
Toyo Ink SC Holdings	2,000	8,376
Toyo Kohan	2,600	6,205
Toyo Seikan Group Holdings	900	17,197
Toyo Tire & Rubber	2,400	26,163
Toyobo	27,000	51,187
Toyoda Gosei	3,800	67,675
Toyota Boshoku	3,200	66,800
Toyota Motor	15,400	759,197
Toyota Motor ADR	1,489	148,885
Toyota Tsusho	7,600	163,623
TPR	800	15,490
Trancom	200	13,201
Trend Micro	400	14,306

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Trusco Nakayama	500	$25,213
TS Tech	1,300	31,855
Tsubakimoto Chain	6,000	37,086
Tsukishima Kikai	1,500	14,061
Tsukuba Bank	3,300	8,820
Tsukui	1,400	24,811
Tsumura	900	24,411
Tsuruha Holdings	200	24,218
Tsurumi Manufacturing	800	9,651
Tv Tokyo Holdings	1,000	19,634
UACJ	10,000	23,726
Ube Industries	49,000	81,097
Ulvac	1,600	49,111
Unicharm	500	11,234
Union Tool	300	8,210
Unipres	1,800	28,977
United Arrows	300	8,736
United Super Markets Holdings	1,800	18,376
†Unitika	25,000	13,447
†Universal Entertainment	900	18,952
Unizo Holdings	300	11,937
USS	1,100	18,179
Valor Holdings	1,100	29,254
VT Holdings	2,100	9,628
Wacoal Holdings	2,000	19,737
Wacom	2,500	9,736
Warabeya Nichiyo	500	9,189
Welcia Holdings	400	25,289
West Holdings	300	1,825
West Japan Railway	400	25,349
Yahagi Construction	1,500	12,067
Yahoo Japan	9,000	39,909
YAMABIKO	1,600	11,639
Yamada Denki	3,800	20,060
Yamagata Bank	6,000	23,561
Yamaguchi Financial Group	3,000	28,369
Yamaha	800	21,563
Yamaha Motor	3,300	50,341
Yamaichi Electronics	1,500	8,999
Yamatane	9,000	12,170
Yamato Holdings	900	20,665
Yamato Kogyo	800	18,159
Yamazaki Baking	1,000	27,918
Yamazen	2,400	19,151
Yaoko	200	9,087
Yaskawa Electric	5,000	65,282
Yellow Hat	1,000	22,081
Yodogawa Steel Works	1,000	24,388
Yokogawa Electric	4,600	51,875
Yokohama Rubber	3,200	40,134
Yorozu	1,000	14,012
Yurtec	1,000	6,836

LVIP Dimensional International Core Equity Fund—24

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Yusen Logistics	900	$8,953
Yushiro Chemical Industry	1,000	12,553
Zensho Holdings	1,500	21,944
Zeon	4,000	25,907

		31,875,461

Netherlands–2.51%
Aalberts Industries	2,757	82,650
Accell Group	622	12,800
Aegon	12,578	49,838
Aegon New York Shares	1,600	6,416
Akzo Nobel	3,998	248,359
†Altice Class A	648	9,676
AMG Advanced Metallurgical Group	1,768	24,116
Amsterdam Commodities	644	15,716
APERAM	1,130	39,556
Arcadis	2,678	40,187
†ArcelorMittal	5,908	26,936
†ArcelorMittal New York Shares	21,085	98,256
ASM International	1,628	62,838
ASML Holding	433	42,624
BE Semiconductor Industries	2,089	56,522
Beter Bed Holding	484	10,608
BinckBank	1,430	7,109
Boskalis Westminster	2,172	74,114
Brunel International	605	11,045
Corbion	2,379	57,138
Delta Lloyd	10,003	35,147
†Fugro CVA	2,253	39,654
Gemalto	3,050	184,781
#Grandvision 144A	498	12,881
Heineken	813	74,570
IMCD Group	477	18,832
ING Groep ADR	6,300	65,079
ING Groep CVA	10,523	108,870
Kendrion	498	12,830
Koninklijke Ahold	12,184	269,054
Koninklijke BAM Groep	16,316	59,160
Koninklijke DSM	3,264	188,302
Koninklijke KPN	103,811	370,028
Koninklijke Philips	3,264	81,066
Koninklijke Philips New York Shares	1,556	38,807
Koninklijke Vopak	1,961	97,618
Nederland Apparatenfabriek	289	9,205
NN Group	1,592	43,825
†PostNL	8,162	33,295
Randstad Holding	2,595	103,777
RELX	3,294	56,988
RELX ADR	1,230	21,414
SBM Offshore	4,383	50,795
Sligro Food Group	739	28,352
TKH Group CVA	1,018	34,260

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Netherlands (continued)
†TomTom	4,063	$31,045
Unilever CVA	2,188	101,763
Unilever New York Shares	2,400	112,656
Van Lanschot CVA	475	8,591
Wessanen	2,505	26,362
Wolters Kluwer	3,500	141,719

		3,437,230

New Zealand–0.56%
Air New Zealand	17,408	26,090
Auckland International Airport	4,027	18,733
Chorus	8,416	25,416
EBOS Group	4,086	47,815
Fisher & Paykel Healthcare	6,224	44,718
Fletcher Building	14,790	90,974
Freightways	3,723	17,215
Genesis Energy	17,212	26,304
Infratil	11,249	25,679
Mainfreight	2,869	34,096
Metlifecare	6,446	25,465
Mighty River Power	3,950	8,525
New Zealand Refining	7,205	12,514
Nuplex Industries	9,706	36,448
Port of Tauranga	1,598	22,266
Ryman Healthcare	3,198	21,346
SKY Network Television	9,600	32,762
SKYCITY Entertainment Group	17,553	57,456
Spark New Zealand	32,968	83,793
Summerset Group Holdings	11,663	36,547
Trade Me Group	12,535	41,552
Vector	5,268	12,409
Warehouse Group	6,110	12,084
Z Energy	1,266	7,324

		767,531

Norway–0.91%
ABG Sundal Collier Holding	15,637	10,144
AF Gruppen	854	14,899
Aker Class A	1,440	36,959
Atea	2,405	22,918
Austevoll Seafood	4,213	35,352
Bakkafrost	490	18,487
Borregaard	2,612	19,571
#BW LPG 144A	3,677	14,015
BW Offshore	124,679	1,192
BW Offshore	9,985	218
†Det Norske Oljeselskap	5,231	63,759
DNB	5,458	65,331
Ekornes	768	8,400
†Fred Olsen Energy	1,724	5,233
Frontline	1,101	8,609
Gjensidige Forsikring	702	11,696

LVIP Dimensional International Core Equity Fund—25

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Norway (continued)
†Kongsberg Automotive	21,255	$13,923
Kongsberg Gruppen	716	10,516
Leroy Seafood Group	319	15,051
Marine Harvest	2,355	39,722
†Nordic Semiconductor	2,947	12,074
Norsk Hydro	18,866	69,065
†Norwegian Air Shuttle	259	8,974
Ocean Yield	2,180	15,844
Opera Software	2,227	17,932
†Petroleum Geo-Services	7,553	17,981
Prosafe	14,619	1,459
Protector Forsikring	705	6,296
†REC Silicon	113,969	20,400
Salmar	1,165	34,668
†Seadrill	13,905	45,052
†Seadrill	2,073	6,718
SpareBank 1 SR-Bank	2,441	12,054
Statoil	10,419	180,024
Statoil ADR	3,900	67,509
Stolt-Nielsen	777	9,424
†Storebrand	9,816	37,236
†Subsea 7	4,336	42,621
Telenor	3,119	51,629
TGS Nopec Geophysical	5,590	91,338
Tomra Systems	1,480	15,766
Veidekke	2,004	24,005
Yara International	1,484	47,142

		1,251,206

Portugal–0.28%
Altri	3,521	11,343
†Banco BPI	16,533	20,399
†Banco Comercial Portugues Class R	1,624,565	32,909
CTT-Correios de Portugal	1,773	14,024
EDP - Energias de Portugal	11,203	34,299
EDP Renovaveis	5,921	44,567
Galp Energia	4,349	60,487
Jeronimo Martins	2,133	33,641
Navigator	20,963	58,455
NOS	6,275	37,974
REN - Redes Energeticas Nacionais	3,862	10,860
Semapa-Sociedade de Investimento e Gestao	826	9,085
Sonae	17,375	13,649

		381,692

Singapore–1.20%
Boustead Singapore	12,700	7,566
Bukit Sembawang Estates	7,100	23,909
China Merchants Holdings Pacific	18,900	14,384
Chip Eng Seng	1,600	757
City Developments	2,100	12,761

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Singapore (continued)
ComfortDelGro	8,800	$18,072
CSE Global	25,500	8,374
CWT	7,500	11,970
Dairy Farm International Holdings	3,100	20,927
DBS Group Holdings	11,100	130,879
Delfi	3,900	8,367
†Ezion Holdings	34,300	13,398
First Resources	15,000	17,502
Frasers Centrepoint	17,500	19,930
Genting Singapore	23,800	12,910
GL	20,900	12,917
Global Logistic Properties	23,000	31,051
†GMG Global	29,800	12,167
Golden Agri-Resources	109,800	28,729
Great Eastern Holdings	700	10,678
Hong Fok	19,800	9,896
Hongkong Land Holdings	2,000	12,241
Hutchison Port Holdings Trust	183,000	83,735
Hyflux	16,000	7,168
Indofood Agri Resources	26,500	9,463
Jardine Cycle & Carriage	588	16,085
Keppel	32,300	133,247
Mandarin Oriental International	4,700	6,369
†Neptune Orient Lines	44,400	42,947
†Noble Group	130,500	19,762
Olam International	18,500	25,533
OUE	6,300	7,213
Oversea-Chinese Banking	26,088	169,625
QAF	12,400	9,757
Religare Health Trust	23,800	17,444
Riverstone Holdings	20,800	14,005
SATS	6,900	21,096
Sembcorp Industries	27,600	58,448
Sembcorp Marine	13,500	15,709
†SIIC Environment Holdings	19,160	8,839
Sinarmas Land	50,600	17,484
Singapore Airlines	13,200	104,820
Singapore Exchange	5,000	28,482
Singapore Post	23,800	26,080
Singapore Technologies Engineering	4,100	9,651
Singapore Telecommunications	27,900	86,172
SMRT	24,300	27,238
StarHub	6,600	18,623
Super Group	38,000	23,424
United Engineers	16,300	26,626
United Industrial	4,400	9,042
United Overseas Bank	6,500	89,557
UOB-Kay Hian Holdings	6,400	6,240
UOL Group	6,400	26,088
Venture	2,900	17,825

LVIP Dimensional International Core Equity Fund—26

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Singapore (continued)
Wilmar International	5,900	$14,362

		1,637,544

Spain–2.41%
Acciona	670	48,891
Acerinox	3,101	34,494
ACS Actividades de Construccion y Servicios	2,625	72,002
Almirall	1,948	29,289
Amadeus IT Holding	2,372	104,507
Applus Services	2,284	22,361
Atresmedia de Medios de Comunicacion	2,420	23,654
Banco Bilbao Vizcaya Argentaria	84,818	485,961
Banco Bilbao Vizcaya Argentaria ADR	5,660	32,488
Banco de Sabadell	89,139	118,043
Banco Popular Espanol	65,263	84,813
Banco Santander	29,426	114,193
Banco Santander ADR	26,050	102,116
Bankia	25,490	18,556
Bankinter	11,499	74,228
Bolsas y Mercados Espanoles SHMSF	1,398	39,290
CaixaBank	8,705	19,186
CIE Automotive	1,021	17,193
Construcciones y Auxiliar de Ferrocarriles	40	13,686
Distribuidora Internacional de Alimentacion	10,903	63,640
Ebro Foods	631	14,524
Enagas	3,734	114,075
Endesa	2,284	45,830
Faes Farma	5,055	16,608
Ferrovial	1,441	28,212
†Fomento de Construcciones y Contratas	3,576	30,252
Gamesa Tecnologica	5,257	104,741
Gas Natural SDG	8,813	175,182
Grifols	1,754	39,845
Grupo Catalana Occidente	1,101	30,535
Iberdrola	50,881	347,088
Industria de Diseno Textil	2,536	85,194
Inmobiliaria Colonial	35,981	26,285
†Liberbank	7,747	5,217
Mapfre	23,231	51,019
Mediaset Espana Comunicacion	2,548	28,763
Melia Hotels International	1,845	19,916
Miquel y Costas & Miquel	308	12,210
Obrascon Huarte Lain	5,166	18,198
Papeles y Cartones de Europa	2,327	12,355
†Promotora de Informaciones Class A	2,956	16,615
Prosegur Cia de Seguridad	5,213	31,416
Red Electrica	665	59,420

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Spain (continued)
Repsol	10,180	$130,494
Sacyr	8,173	13,468
Tecnicas Reunidas	621	18,613
Telefonica ADR	19,100	181,068
Tubacex	2,817	6,909
Vidrala	512	29,802
Viscofan	946	52,504
Zardoya Otis	3,369	31,814

		3,296,763

Sweden–3.03%
AAK	547	39,048
†AddLife	258	3,109
AddTech Class B	828	10,422
AF	1,091	18,142
Alfa Laval	3,498	55,131
Assa Abloy Class B	2,405	49,281
Atlas Copco Class A	1,827	47,451
Atlas Copco Class B	1,068	25,314
Avanza Bank Holding	406	15,601
Axfood	915	17,575
B&B Tools Class B	1,030	20,843
Beijer Alma Class B	1,082	24,417
Beijer Ref	567	13,157
Betsson	1,775	14,846
Bilia Class A	2,716	67,155
BillerudKorsnas	6,702	100,011
BioGaia Class B	302	8,191
Boliden	5,797	113,297
†Bonava Class B	1,495	18,023
Byggmax Group	1,674	12,782
Castellum	2,047	29,104
Clas Ohlson Class B	1,203	20,607
Cloetta Class B	4,816	16,559
Com Hem Holding	3,686	31,127
Concentric	2,269	25,879
Dios Fastigheter	1,538	10,949
Duni	1,284	16,490
Electrolux Class B	2,047	55,811
Elekta Class B	7,582	61,677
Fabege	2,224	37,825
†Fastighets Balder Class B	915	23,187
†Fingerprint Cards Class B	5,400	52,867
Getinge Class B	918	18,953
Gunnebo	3,239	16,181
Haldex	1,307	12,530
Hemfosa Fastigheter	1,169	12,034
Hennes & Mauritz Class B	2,119	62,343
Hexagon Class B	652	23,861
Hexpol	6,700	68,802
HIQ International	2,708	15,747
Holmen Class B	1,266	40,609

LVIP Dimensional International Core Equity Fund—27

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Sweden (continued)
Hufvudstaden Class A	1,839	$28,864
Husqvarna Class A	1,725	12,763
Husqvarna Class B	10,966	81,658
ICA Gruppen	727	24,366
Indutrade	903	17,855
Intrum Justitia	978	30,673
ITAB Shop Concept Class B	1,500	12,305
JM	2,030	51,005
KappAhl	3,150	13,982
KNOW IT	1,633	11,782
Kungsleden	1,503	9,780
Lagercrantz Group Class B	1,482	14,034
Lindab International	1,667	12,834
Loomis Class B	2,058	50,321
†Lundin Petroleum	1,829	33,330
Meda Class A	5,545	100,549
†Medivir Class B	1,410	9,223
Mekonomen	1,414	30,417
Millicom International Cellular SDR	1,381	84,710
Modern Times Group Class B	946	25,146
Mycronic	2,215	16,561
NCC Class B	1,495	34,713
NetEnt	3,048	30,186
Nibe Industrier Class B	3,204	26,644
Nobia	3,968	34,522
Nolato Class B	1,916	50,161
Nordea Bank	8,659	73,460
†Oriflame Holding	868	22,137
Peab	5,237	39,734
Proact IT Group	780	10,049
Ratos Class B	5,331	26,010
Rezidor Hotel Group	5,074	20,930
Saab Class B	1,001	31,216
Sagax Class B	1,345	12,053
Sandvik	9,776	97,877
†SAS	6,329	12,064
Securitas Class B	2,390	36,896
Skandinaviska Enskilda Banken Class A	6,997	61,124
Skanska Class B	895	18,740
SKF Class B	4,465	71,543
SkiStar	1,095	15,919
†SSAB Class A	8,412	19,590
†SSAB Class B	8,232	15,470
†SSAB Class B	6,477	12,349
†SSAB Class B	4,206	8,097
†SSAB Class B	3,675	6,925
Svenska Cellulosa Class A	508	16,309
Svenska Cellulosa Class B	11,405	366,450
Svenska Handelsbanken Class A	5,395	65,498
Sweco Class B	1,012	17,557
Swedbank Class A	3,503	73,574

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Sweden (continued)
Swedish Match	1,220	$42,576
Tele2 Class B	8,239	72,333
Telefonaktiebolaget LM Ericsson Class B	15,695	120,578
Telia	27,462	130,046
Trelleborg Class B	8,016	142,248
Unibet Group SDR	7,464	68,570
Victoria Park Class B	9,142	20,638
Vitrolife	148	8,198
Volvo Class A	4,893	48,451
Volvo Class B	12,462	123,801
Wallenstam Class B	1,601	13,023
Wihlborgs Fastigheter	1,310	26,815

		4,144,170

Switzerland–6.99%
†ABB	30,045	594,654
†ABB ADR	5,300	105,099
Actelion	511	86,051
Adecco	2,784	140,420
†AFG Arbonia-Forster Holding	835	11,886
†Allreal Holding	292	40,394
†Alpiq Holding	280	19,538
ams	2,708	75,181
APG SGA	29	11,864
†Aryzta	2,969	109,722
Ascom Holding	1,103	17,547
Autoneum Holding	103	24,164
Baloise Holding	693	77,187
Bank Coop Class B	246	10,757
Banque Cantonale Vaudoise	61	40,838
†Barry Callebaut	62	76,338
Belimo Holding Class R	16	47,500
Bell	30	11,283
Berner Kantonalbank	121	23,233
BKW	430	19,067
Bobst Group	566	28,112
†Bossard Holding Class A	279	29,592
Bucher Industries	164	38,393
Burckhardt Compression Holding	82	25,397
Burkhalter Holding	128	15,755
†Calida Holding	290	9,073
Cembra Money Bank	579	40,496
Chocoladefabriken Lindt & Spruengli Class R	1	71,463
Cie Financiere Richemont	4,034	236,129
Clariant	7,351	124,227
Coltene Holding	149	10,498
Conzzeta	16	10,216
†COSMO Pharmaceuticals	66	10,777
†Credit Suisse Group	5,581	59,451
Credit Suisse Group ADR	583	6,238

LVIP Dimensional International Core Equity Fund—28

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Switzerland (continued)
Daetwyler Holding Class B	454	$60,440
DKSH Holding	919	60,202
dorma+kaba Holding Class B	62	43,314
†Dufry	385	46,047
Emmi	84	51,212
EMS-Chemie Holding	85	43,886
Feintool International Holding	85	8,026
Flughafen Zuerich	1,195	211,480
Forbo Holding	24	28,504
Galenica	70	94,366
GAM Holding	1,968	21,009
Gategroup Holding	795	41,951
Geberit	234	88,630
Georg Fischer	126	100,725
Givaudan	48	96,649
Gurit Holding Class B	24	15,101
Helvetia Holding	174	90,523
HOCHDORF Holding	95	17,981
Huber + Suhner	499	26,828
Implenia	363	23,903
Inficon Holding	61	20,647
Interroll Holding Class R	40	37,399
†Julius Baer Group	1,711	68,865
Jungfraubahn Holding	78	8,393
Kardex	391	34,931
Komax Holding Class R	72	14,879
Kudelski Class B	924	18,370
Kuehne + Nagel International	221	30,964
†LafargeHolcim	3,881	162,371
LEM Holding	12	10,790
Liechtensteinische Landesbank Class B	592	21,825
Logitech International Class R	2,260	36,793
Logitech International Class R	1,164	18,924
†Lonza Group	2,528	419,931
†Luzerner Kantonalbank	122	51,474
Metall Zug	4	11,416
Mobilezone Holding	775	10,000
†Mobimo Holding	133	30,247
Nestle	18,404	1,425,911
Novartis	2,407	198,670
Novartis ADR	161	13,284
OC Oerlikon	4,995	43,856
†Orior	228	15,387
Panalpina Welttransport Holding	333	39,863
Partners Group Holding	200	85,713
Phoenix Mecano Class B	34	16,530
PSP Swiss Property	670	65,008
Rieter Holding	85	17,399
Roche Holding	1,655	436,721
Roche Holding Class B	103	27,369
Romande Energie Holding	5	5,325

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Switzerland (continued)
Schindler Holding	107	$19,473
†Schmolz + Bickenbach	14,538	10,124
Schweiter Technologies Class B	42	40,066
SFS Group	141	9,898
SGS	34	77,886
Siegfried Holding	157	30,162
Sika Bearer Shares	45	188,688
Sonova Holding	924	122,638
St Galler Kantonalbank	52	20,129
Straumann Holding Class R	160	63,121
Sulzer	1,096	95,107
Swatch Group	342	99,523
Swatch Group Bearer Shares	552	31,612
Swiss Life Holding	656	151,600
Swiss Re	2,475	216,168
Swisscom	223	110,788
Syngenta	2,057	789,577
Tamedia	131	22,068
Tecan Group Class R	119	18,562
†Temenos Group	1,071	53,455
†U-Blox	95	20,479
UBS Group	15,865	205,610
UBS Group	5,789	75,116
Valiant Holding	414	39,704
Valora Holding	68	18,904
Vaudoise Assurances Holding	22	11,203
Vontobel Holding Class R	572	24,649
Vp Bank	13	1,191
VZ Holding	61	18,100
Zuger Kantonalbank Class B	3	15,054
†Zurich Insurance Group	584	144,472

		9,573,699

United Kingdom–16.60%
888 Holdings	9,831	26,797
A.G. Barr	1,857	12,063
AA	3,379	10,818
Aberdeen Asset Management	17,333	65,032
Acal	3,315	10,024
Admiral Group	2,633	71,591
Aggreko	7,474	127,828
Amec Foster Wheeler	7,097	46,663
Anglo American	26,198	256,799
Antofagasta	10,457	65,388
Arrow Global Group	5,259	13,950
Ashmore Group	5,839	23,249
Ashtead Group	10,501	149,996
Associated British Foods	432	15,741
AstraZeneca ADR	10,549	318,474
AVEVA Group	2,625	59,521
Aviva	6,856	36,140
Avon Rubber	818	9,256

LVIP Dimensional International Core Equity Fund—29

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
B&M European Value Retail	9,625	$32,798
Babcock International Group	10,054	121,555
BAE Systems	19,577	137,050
†Balfour Beatty	11,642	33,463
Barclays ADR	4,252	32,315
Barratt Developments	54,678	297,122
BBA Aviation	22,133	65,493
Beazley	10,797	52,492
Bellway	11,002	279,094
Berendsen	7,561	122,845
Berkeley Group Holdings	3,348	113,054
BGEO group	715	25,041
BHP Billiton ADR	5,073	128,753
Bodycote	10,306	71,107
Booker Group	46,542	107,781
Bovis Homes Group	3,075	30,008
BP ADR	36,478	1,295,338
Brammer	3,884	3,102
Brewin Dolphin Holdings	10,172	32,748
British American Tobacco	2,251	145,930
British American Tobacco ADR	1,500	194,220
British Polythene Industries	946	11,687
Britvic	4,680	36,622
BT Group	27,339	150,272
BT Group ADR	2,800	77,980
†BTG	1,621	15,656
Bunzl	1,748	53,783
Burberry Group	5,077	78,975
Cape	7,155	18,383
Capita	2,329	30,010
Capital & Counties Properties	9,881	39,341
Card Factory	5,274	22,461
Carillion	9,502	29,673
Carnival	801	35,532
Centamin	26,458	46,610
Centrica	44,093	133,337
Chemring Group	5,561	9,402
Chesnara	2,922	10,752
Cineworld Group	5,160	37,641
Clarkson	519	15,344
Close Brothers Group	3,787	57,404
Cobham	37,266	78,513
Coca-Cola HBC	4,056	82,071
Compass Group	4,674	88,925
Computacenter	4,566	45,036
Connect Group	11,057	21,798
Consort Medical	851	11,862
Costain Group	5,650	23,880
Countrywide	2,878	9,440
Cranswick	965	26,811
Crest Nicholson Holdings	7,287	34,793
Croda International	922	38,707

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
†CYBG CDI	2,260	$7,081
Daily Mail & General Trust	4,762	38,015
Dairy Crest Group	10,235	73,236
DCC	3,323	292,423
De La Rue	3,905	26,663
Debenhams	24,853	18,366
Dechra Pharmaceuticals	2,720	42,438
Development Securities	6,068	12,763
Devro	10,377	35,814
Diageo	3,922	109,564
Dignity	883	30,317
Diploma	3,905	43,491
Direct Line Insurance Group	27,797	128,510
Dixons Carphone	31,836	136,642
Domino’s Pizza Group	9,282	41,239
Drax Group	10,957	47,555
DS Smith	71,337	369,077
e2v technologies	5,229	14,280
easyJet	2,846	41,357
Electrocomponents	9,327	32,432
Elementis	15,959	42,574
†EnQuest	39,301	16,861
†Enterprise Inns	7,196	7,712
Entertainment One	3,920	9,002
Essentra	2,386	16,370
esure Group	9,338	35,566
Euromoney Institutional Investor	529	6,585
†Evraz	13,963	25,664
Experian	3,396	64,429
Ferrexpo	12,597	5,450
Fidessa Group	2,138	56,336
†Firstgroup	39,397	52,820
Foxtons Group	7,206	10,696
Fresnillo	2,052	45,188
G4S	34,738	85,121
Galliford Try	1,898	23,185
GAME Digital	3,172	2,886
Gem Diamonds	5,209	8,737
Genus	1,412	29,481
GKN	36,432	131,718
GlaxoSmithKline	10,422	223,813
GlaxoSmithKline ADR	7,200	312,048
†Glencore	77,472	159,679
Go-Ahead Group	769	20,071
Grafton Group	4,564	30,176
Greencore Group	11,379	46,829
Greene King	5,765	60,036
Greggs	3,785	49,107
Halfords Group	5,506	23,673
Halma	12,799	174,079
Hargreaves Lansdown	6,159	102,738
Hays	18,420	24,068

LVIP Dimensional International Core Equity Fund—30

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Headlam Group	2,792	$16,060
Helical Bar	2,976	11,271
Henderson Group	7,136	20,287
Hikma Pharmaceuticals	2,646	87,135
Hill & Smith Holdings	2,969	35,157
Hiscox	6,411	88,519
†Hochschild Mining	6,662	16,106
Home Retail Group	32,836	67,243
HomeServe	20,431	143,336
Howden Joinery Group	7,861	40,375
HSBC Holdings ADR	16,607	519,965
Hunting	4,363	28,063
ICAP	12,555	70,643
IG Group Holdings	11,120	120,410
†Imagination Technologies Group	4,251	10,993
IMI	3,371	43,686
Imperial Tobacco Group	2,280	123,651
Inchcape	19,753	166,090
Indivior	11,493	38,672
Informa	5,175	50,463
Inmarsat	17,144	184,759
Intercontinental Hotels Group ADR	1,394	52,289
Intermediate Capital Group	1	6
International Consolidated Airlines Group	7,151	35,467
International Consolidated Airlines Group	1,340	6,635
International Personal Finance	3,182	12,118
Interserve	4,306	14,918
Intertek Group	3,526	164,288
Investec	11,401	70,866
ITE Group	10,902	20,641
ITV	16,089	38,576
J D Wetherspoon	3,080	28,948
J Sainsbury	32,911	102,524
James Fisher & Sons	2,703	49,909
Jardine Lloyd Thompson Group	4,141	51,882
JD Sports Fashion	1,252	19,303
John Menzies	2,045	14,851
John Wood Group	7,990	73,549
Johnson Matthey	5,004	187,686
Jupiter Fund Management	10,536	51,737
†KAZ Minerals	17,192	30,524
KCOM Group	15,335	21,538
Keller Group	2,004	24,212
Kier Group	1,594	22,449
Kingfisher	13,523	58,082
Ladbrokes	17,525	26,166
Laird	13,309	58,220
†Lamprell	12,474	11,832
Lancashire Holdings	4,267	33,555
Laura Ashley Holdings	18,438	5,400

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Lavendon Group	11,835	$17,528
Legal & General Group	56,573	144,832
†Liberty Global Class A	1,294	37,612
†Liberty Global Class C	3,169	90,781
†Liberty Global LiLAC	440	14,307
†Liberty Global Lilac Class A	161	5,210
Lloyds Banking Group ADR	44,625	132,536
†Lonmin	4,567	11,720
Lookers	14,659	21,029
LSL Property Services	3,879	12,600
Man Group	36,325	56,438
Marks & Spencer Group	25,104	107,509
Marshalls	7,159	22,756
Marston’s	10,935	19,705
McBride	15,062	31,230
Mears Group	4,643	24,338
Mediclinic International	1,095	16,031
Meggitt	16,665	90,582
Melrose Industries	3,936	22,364
#Merlin Entertainments 144A	12,367	72,829
Michael Page International	7,805	30,991
Micro Focus International	2,271	48,995
Millennium & Copthorne Hotels	7,421	39,769
Mitchells & Butlers	4,423	13,637
Mitie Group	10,021	33,207
Mondi	5,636	105,520
Moneysupermarket.com Group	8,492	30,767
Morgan Advanced Materials	12,176	37,622
Morgan Sindall Group	854	7,469
†Mothercare	4,436	8,031
N Brown Group	4,375	10,146
National Express Group	12,378	48,853
National Grid	5,875	86,394
National Grid ADR	213	15,832
NCC Group	2,225	7,840
Next	569	37,597
Northgate	4,015	17,427
Novae Group	2,374	23,719
†Ocado Group	8,442	26,048
Old Mutual	67,356	181,960
OneSavings Bank	3,383	9,534
PayPoint	2,476	29,908
†Paysafe Group	1,076	5,612
Pearson ADR	3,710	48,193
Pendragon	38,325	14,219
Pennon Group	5,370	67,916
Persimmon	14,510	281,373
Petra Diamonds	19,816	30,583
Petrofac	1,081	11,237
†Petropavlovsk	107,235	10,459
Pets at Home Group	6,229	19,321
Phoenix Group Holdings	6,173	66,303

LVIP Dimensional International Core Equity Fund—31

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Photo-Me International	13,399	$24,348
Playtech	4,965	52,820
Poundland Group	3,756	10,325
Premier Farnell	13,027	28,571
†Premier Foods	57,392	31,516
†Premier Oil	32,723	33,359
Provident Financial	1,133	34,935
Prudential	2,934	49,787
Prudential ADR	3,479	118,321
PZ Cussons	5,431	23,876
QinetiQ Group	18,814	55,850
Randgold Resources	1,638	183,812
Rank Group	8,180	23,315
Rathbone Brothers	299	7,044
†Raven Russia	19,700	9,769
Reckitt Benckiser Group	993	99,570
Redrow	6,451	27,132
Regus	21,202	81,981
RELX	2,920	53,770
RELX ADR	3,200	59,840
Renishaw	1,075	31,299
Rentokil Initial	33,628	86,841
Restaurant Group	6,219	23,943
Ricardo	2,769	27,241
Rightmove	1,237	60,416
Rio Tinto	2,407	74,777
Rio Tinto ADR	7,700	241,010
Robert Walters	1,758	6,081
†Rolls-Royce Holdings	32,336	308,646
Rotork	33,011	95,568
Royal Dutch Shell Class A	10,444	286,846
Royal Dutch Shell ADR Class A	5,590	308,697
Royal Dutch Shell ADR Class B	9,216	516,096
Royal Mail	4,434	29,790
RPC Group	4,088	42,787
RPS Group	7,026	16,334
RSA Insurance Group	4,683	31,387
SABMiller	3,730	217,530
Saga	486	1,250
Sage Group	5,815	50,262
Savills	5,233	42,817
Schroders	1,157	36,562
Schroders Non-voting	590	14,265
SDL	2,560	13,155
Senior	18,448	50,734
Severfield	10,593	6,945
Severn Trent	2,457	80,170
@=Shanks Group	21,898	23,467
Shire	335	20,704
Shire ADR	88	16,199
SIG	11,768	17,663
Sky	5,378	61,113

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Smith & Nephew	4,107	$69,742
Smith & Nephew ADR	1,200	41,184
Smiths Group	10,203	157,669
Soco International	5,696	10,835
Spectris	2,582	62,850
Spirax-Sarco Engineering	2,357	118,026
#Spire Healthcare Group 144A	6,438	28,710
Spirent Communications	15,901	17,199
†Sports Direct International	7,540	32,284
SSE	10,726	223,242
SSP Group	8,193	30,648
St Ives	1,227	1,344
St James’s Place	9,414	99,278
St Modwen Properties	9,782	35,110
Stagecoach Group	4,168	12,890
Standard Chartered	19,802	150,237
Standard Life	2,110	8,325
SuperGroup	1,368	23,149
Synthomer	12,723	55,269
TalkTalk Telecom Group	5,938	17,328
Taylor Wimpey	144,942	257,140
Ted Baker	533	17,322
Telecom Plus	2,063	28,617
†Tesco	47,480	111,511
†Thomas Cook Group	66,553	55,929
Travis Perkins	9,776	192,880
Trinity Mirror	20,389	23,750
TT Electronics	4,717	8,101
TUI Class DI	8,315	94,641
Tullett Prebon	9,172	37,143
†Tullow Oil	16,971	59,855
UBM	4,924	42,226
UDG Healthcare	6,282	49,714
Ultra Electronics Holdings	1,750	40,721
Unilever ADR	3,600	172,476
UNITE Group	4,651	38,475
United Utilities Group	2,845	39,433
†Vectura Group	12,867	27,664
Vedanta Resources	4,337	24,235
Vesuvius	3,987	15,235
Victrex	4,154	84,097
Vodafone Group	156,066	475,823
Vodafone Group ADR	2,400	74,136
Weir Group	5,789	111,806
WH Smith	2,162	45,420
Whitbread	1,309	61,247
William Hill	18,087	62,302
†Wincanton	4,471	11,041
Wm Morrison Supermarkets	43,602	109,459
Wolseley	1,855	96,059
WPP	4,681	97,559
WPP ADR	400	41,808

LVIP Dimensional International Core Equity Fund—32

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
WS Atkins	3,195	$56,763
Xaar	3,092	17,216
XP Power	694	14,376

		22,728,810

Total Common Stock (Cost $151,489,402)		135,245,728

ΔLIMITED PARTNERSHIP–0.00%
Canada–0.00%
†Brookfield Business Partners	34	645

Total Limited Partnership (Cost $918)		645

ΔPREFERRED STOCK–0.45%
Germany–0.45%
Bayerische Motoren Werke 5.53%	824	52,527
Draegerwerk 0.37%	42	2,564
FUCHS PETROLUB 2.33%	1,072	42,173
Henkel 1.36%	382	46,684
Jungheinrich 1.58%	1,563	47,044
Porsche Automobil Holding 2.35%	1,012	46,777
Sartorius 0.60%	1,144	84,532
Sixt 4.50%	905	35,712
STO 4.68%	44	5,040
Villeroy & Boch 3.70%	830	12,430
Volkswagen 0.15%	1,993	241,392

Total Preferred Stock (Cost $857,645)		616,875

	Number of Shares	Value (U.S. $)

ΔRIGHTS–0.01%
Belgium–0.00%
†Fagron	1,210	$1,160

		1,160

Singapore–0.01%
†@Noble Group, expiration date 7/15/16	130,500	8,719

		8,719

Spain–0.00%
†Acerinox	3,101	1,562
†ACS Actividades de Construccion y Servicios	2,625	1,844
†Repsol	10,180	3,310

		6,716

Total Rights (Cost $6,448)		16,595

MONEY MARKET FUND–0.21%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	282,328	282,328

Total Money Market Fund (Cost $282,328)		282,328

TOTAL VALUE OF SECURITIES–99.44% (Cost $152,636,741)	136,162,171
ê RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.56%	762,907

NET ASSETS APPLICABLE TO 15,692,944 SHARES OUTSTANDING–100.00%	$136,925,078

NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL INTERNATIONAL CORE EQUITY FUND STANDARD CLASS ($128,214,199 / 14,693,637 Shares)	$8.726

NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL INTERNATIONAL CORE EQUITY FUND SERVICE CLASS ($8,710,879 / 999,307 Shares)	$8.717

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$177,738,663
Undistributed net investment income	2,227,426
Accumulated net realized loss on investments	(26,560,058)
Net unrealized depreciation of investments, foreign currencies and derivatives	(16,480,953)

Total net assets	$136,925,078

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2016, the aggregate value of Rule 144A securities was $351,930, which represents 0.26% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 2 and 3.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

LVIP Dimensional International Core Equity Fund—33

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

†	Non-income producing for the period.

ê	Includes $229 payable for fund shares redeemed, $67,807 due to manager and affiliates,$34,929 expense reimbursement receivable from Lincoln Investment Advisors Corporation. as of June 30, 2016.

@	Illiquid security. At June 30, 2016, the aggregate value of illiquid securities was $47,344, which represents 0.03% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2016, the aggregate value of fair valued securities was $111,773, which represents 0.08% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

☐	Securities listed and traded on the Hong Kong Stock Exchange.

Summary of Abbreviations:

ADR–American Depositary Receipt

CDI–Chess Depository Interest

CVA–Dutch Certificate

FDR–Fiduciary Depository Receipt

SDR–Special Drawing Rights

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional International Core Equity Fund—34

LVIP Dimensional International Core Equity Fund

Statement of Operations

Six Months Ended to June 30, 2016 (unaudited)

INVESTMENT INCOME:
Dividends	$3,116,954
Foreign tax withheld	(266,705)

2,850,249

EXPENSES:
Management fees	583,483
Pricing fees	125,373
Custodian fees	40,269
Professional fees	33,483
Accounting and administration expenses	20,102
Distribution fees-Service Class	8,792
Reports and statements to shareholders	7,761
Trustees’ fees and expenses	2,380
Consulting fees	251
Other	824

822,718
Less management fees waived	(132,256)
Less expenses reimbursed	(152,645)

Total operating expenses	537,817

NET INVESTMENT INCOME	2,312,432

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(22,542,930)
Foreign currencies	1,938,071
Foreign currency exchange contracts	(1,835,638)
Futures contracts	(3,833,018)

Net realized loss	(26,273,515)

Net change in unrealized appreciation (depreciation) of:
Investments	7,637,354
Foreign currencies	(1,926)
Foreign currency exchange contracts	(69)

Net change in unrealized appreciation (depreciation)	7,635,359

NET REALIZED AND UNREALIZED LOSS	(18,638,156)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(16,325,724)

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional International Core Equity Fund

Statement of Changes in Net Assets

	Six Months Ended 6/30/16 (unaudited)	5/1/15* to 12/31/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,312,432	$2,584,426
Net realized loss	(26,273,515)	(342,510)
Net change in unrealized appreciation (depreciation)	7,635,359	(24,116,312)

Net decrease in net assets resulting from operations	(16,325,724)	(21,874,396)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(2,571,490)
Service Class	—	(42,499)

	—	(2,613,989)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	16,364,635	295,329,691
Service Class	4,657,593	7,889,125
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	2,571,490
Service Class	—	42,499

	21,022,228	305,832,805

Cost of shares redeemed:
Standard Class	(117,409,637)	(28,230,791)
Service Class	(1,317,185)	(2,158,233)

	(118,726,822)	(30,389,024)

Increase (decrease) in net assets derived from capital share transactions	(97,704,594)	275,443,781

NET INCREASE (DECREASE) IN NET ASSETS	(114,030,318)	250,955,396
NET ASSETS:
Beginning of period	250,955,396	—

End of period	$136,925,078	$250,955,396

Undistributed (distributions in excess of) net investment income	$2,227,426	$(85,006)

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional International Core Equity Fund—35

LVIP Dimensional International Core Equity Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Dimensional International Core Equity Fund Standard Class
	Six Months Ended	5/1/15[2]
	6/30/16[1]	to
	(unaudited)	12/31/15
Net asset value, beginning of period	$8.985	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.129	0.103
Net realized and unrealized loss	(0.388)	(1.022)

Total from investment operations	(0.259)	(0.919)

Less dividends and distributions from:
Net investment income	—	(0.096)

Total dividends and distributions	—	(0.096)

Net asset value, end of period	$8.726	$8.985

Total return[4]	(2.88% )	(9.18% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$128,214	$245,437
Ratio of expenses to average net assets	0.68%	0.67%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.05%	1.02%
Ratio of net investment income to average net assets	2.99%	1.63%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.62%	1.28%
Portfolio turnover	14%	92%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional International Core Equity Fund–36

LVIP Dimensional International Core Equity Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Dimensional International Core Equity Fund Service Class
	Six Months Ended	5/1/15[2]
	6/30/16[1]	to
	(unaudited)	12/31/15
Net asset value, beginning of period	$8.987	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.119	0.086
Net realized and unrealized loss	(0.389)	(1.020)

Total from investment operations	(0.270)	(0.934)

Less dividends and distributions from:
Net investment income	—	(0.079)

Total dividends and distributions	—	(0.079)

Net asset value, end of period	$8.717	$8.987

Total return[4]	(3.00% )	(9.33% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$8,711	$5,518
Ratio of expenses to average net assets	0.93%	0.92%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.30%	1.27%
Ratio of net investment income to average net assets	2.74%	1.38%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.37%	1.03%
Portfolio turnover	14%	92%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional International Core Equity Fund–37

LVIP Dimensional International Core Equity Fund

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional International Core Equity Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek to long-term capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Equity securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or expected to be taken on the Fund’s federal income tax return through the six months ended June 30, 2016 and for the open tax year ended December 31, 2015, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2016, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not seperate that portion of realized gains and losses on investments resulting from changes in foreign exchange rates from that which is due to changes in market prices. Both types of changes in gain (loss) are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP Dimensional International Core Equity Fund–38

LVIP Dimensional International Core Equity Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2016.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the average daily net assets of the Fund. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.17% of the Fund’s average daily net assets. This agreement will continue through at least April 30, 2017 and cannot be terminated before that date without the mutual agreement of the Board and the LIAC.

LIAC has contractually agreed to reimburse the Fund to the extent that the annual operating expenses exceed 0.68% of average daily net assets for the Standard Class and 0.93% for the Service Class. This agreement will continue through at least April 30, 2017 and cannot be terminated before that date without the mutual agreement of the Board and the LIAC.

Dimensional Fund Advisors LP (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2016, costs for these administrative and legal services were as follows:

Administrative	$4,529
Legal	1,255

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $439 for the six months ended June 30, 2016.

The Fund offers Standard Class and Service Class shares. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual distribution and/or service fee (“12b-1 Fee”) at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation, or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the 12b-1 Fee is limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2016, the Fund had receivables due from and liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$34,929
Management fees payable to LIAC	66,034
Distribution fees payable to LFD	1,763
Printing and mailing fees payable to Lincoln Life	11

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

LVIP Dimensional International Core Equity Fund–39

LVIP Dimensional International Core Equity Fund

Notes to Financial Statements (continued)

3. Investments

For the six months ended June 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$22,378,478
Sales	120,155,663

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$152,636,741

Aggregate unrealized appreciation	$13,888,694
Aggregate unrealized depreciation	(30,363,264)

Net unrealized depreciation	$(16,474,570)

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2015, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$217,183	$—	$217,183

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Dimensional International Core Equity Fund—40

LVIP Dimensional International Core Equity Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$217,343	$8,723,521	$73,148	$9,014,012
Austria	40,690	617,507	—	658,197
Belgium	323,966	1,892,022	—	2,215,988
Canada	11,587,710	—	—	11,587,710
China	—	5,202	—	5,202
Denmark	157,807	2,740,490	—	2,898,297
Finland	134,237	2,696,194	—	2,830,431
France	690,099	8,292,444	—	8,982,543
Germany	359,338	8,565,003	—	8,924,341
Hong Kong	105,093	3,932,666	15,158	4,052,917
Ireland	361,764	522,355	—	884,119
Israel	358,713	506,097	—	864,810
Italy	284,192	2,948,863	—	3,233,055
Japan	735,027	31,140,434	—	31,875,461
Netherlands	551,236	2,885,994	—	3,437,230
New Zealand	12,084	755,447	—	767,531
Norway	159,802	1,090,212	1,192	1,251,206
Portugal	—	381,692	—	381,692
Singapore	77,133	1,560,411	—	1,637,544
Spain	362,089	2,934,674	—	3,296,763
Sweden	227,174	3,916,996	—	4,144,170
Switzerland	1,012,395	8,561,304	—	9,573,699
United Kingdom	6,278,386	16,426,957	23,467	22,728,810
Preferred Stock	12,430	604,445	—	616,875
Rights	7,876	—	8,719	16,595
Limited Partnership	645	—	—	645
Money Market Fund	282,328	—	—	282,328

Total	$24,339,557	$111,700,930	$121,684	$136,162,171

As a result of utilizing international fair value pricing at June 30, 2016, the majority of the Fund’s common stock was categorized as Level 2.

During the six months ended, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Dimensional International Core Equity Fund—41

LVIP Dimensional International Core Equity Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/16	5/1/15* to 12/31/15

Shares sold:
Standard Class	1,892,443	29,858,773
Service Class	536,736	838,976
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	287,157
Service Class	—	4,744

	2,429,179	30,989,650

Shares redeemed:
Standard Class	(14,515,961)	(2,828,775)
Service Class	(151,440)	(229,709)

	(14,667,401)	(3,058,484)

Net increase (decrease)	(12,238,222)	27,931,166

* Date of commencement of operations.

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it owns that are denominated in foreign currencies. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2016

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. No futures contracts were outstanding at June 30, 2016.

LVIP Dimensional International Core Equity Fund—42

LVIP Dimensional International Core Equity Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operation for the six months ended June 30, 2016 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Foreign currency exchange contracts)	Net realized loss from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(1,835,638)	$(69)
Equity contracts (Futures contracts)	Net realized loss from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(3,833,018)	—

Total		$(5,668,656)	$(69)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2016. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2016

	Asset Derivative Volume	Liability Derivative Volume
Foreign currency exchange contracts (average cost)	$168,125	$1,433,130
Futures contracts (average notional value)	3,385,869	—

In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

At June 30, 2016, the Fund held no assets or liabilities that are subject to the offsetting provisions.

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A and illiquid securities are identified on the Statement of Net Assets.

LVIP Dimensional International Core Equity Fund—43

LVIP Dimensional International Core Equity Fund

Notes to Financial Statements (continued)

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Dimensional International Core Equity Fund—44

LVIP Dimensional U.S. Core Equity 2 Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2016

LVIP Dimensional U.S. Core Equity 2 Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Dimensional U.S. Core Equity 2 Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2016 to June 30, 2016

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $ 1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*

Actual
Standard Class Shares	$1,000.00	$1,034.70	0.48%	$2.43
Service Class Shares	1,000.00	1,033.40	0.73%	3.69

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.48	0.48%	$2.41
Service Class Shares	1,000.00	1,021.23	0.73%	3.67

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Dimensional U.S. Core Equity 2 Fund–1

LVIP Dimensional U.S. Core Equity 2 Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2016

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	99.47%
Aerospace & Defense	2.01%
Air Freight & Logistics	0.55%
Airlines	0.73%
Auto Components	0.90%
Automobiles	0.71%
Banks	7.50%
Beverages	0.99%
Biotechnology	1.43%
Building Products	0.66%
Capital Markets	2.03%
Chemicals	2.54%
Commercial Services & Supplies	1.54%
Communications Equipment	1.60%
Construction & Engineering	0.59%
Construction Materials	0.23%
Consumer Finance	1.13%
Containers & Packaging	0.94%
Distributors	0.20%
Diversified Consumer Services	0.41%
Diversified Financial Services	0.97%
Diversified Telecommunication Services	3.10%
Electric Utilities	0.97%
Electrical Equipment	0.77%
Electronic Equipment, Instruments & Components	1.73%
Energy Equipment & Services	1.38%
Food & Staples Retailing	2.39%
Food Products	1.99%
Gas Utilities	0.46%
Health Care Equipment & Supplies	2.25%
Health Care Providers & Services	3.68%
Health Care Technology	0.22%
Hotels, Restaurants & Leisure	2.28%
Household Durables	1.18%
Household Products	1.05%
Independent Power & Renewable Electricity Producers	0.28%
Industrial Conglomerates	0.91%
Insurance	4.15%
Internet & Catalog Retail	0.87%
Internet Software & Services	1.82%
IT Services	2.71%
Leisure Products	0.32%
Life Sciences Tools & Services	0.83%
Machinery	3.15%
Marine	0.08%
Media	3.79%

Security Type/Sector	Percentage of Net Assets
Metals & Mining	0.99%
Multiline Retail	0.63%
Multi-Utilities	0.59%
Oil, Gas & Consumable Fuels	5.67%
Paper & Forest Products	0.21%
Personal Products	0.29%
Pharmaceuticals	3.18%
Professional Services	0.61%
Real Estate Management & Development	0.37%
Road & Rail	1.49%
Semiconductors & Semiconductor Equipment	3.77%
Software	2.51%
Specialty Retail	2.84%
Technology Hardware, Storage & Peripherals	3.11%
Textiles, Apparel & Luxury Goods	0.98%
Thrifts & Mortgage Finance	0.52%
Tobacco	0.65%
Trading Companies & Distributors	0.61%
Transportation Infrastructure	0.06%
Water Utilities	0.15%
Wireless Telecommunication Services	0.22%
Right	0.00%
Money Market Fund	0.72%
Total Value of Securities	100.19%
Liabilities Net of Receivables and Other Assets	(0.19%	)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Apple	2.15%
Exxon Mobil	1.66%
AT&T	1.56%
Wells Fargo	1.31%
Comcast Class A	1.12%
Intel	1.10%
JPMorgan Chase	1.01%
Verizon Communications	0.93%
Pfizer	0.91%
Cisco Systems	0.82%
Total	12.57%

IT-Information Technology

LVIP Dimensional U.S. Core Equity 2 Fund–2

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–99.47%
Aerospace & Defense–2.01%
AAR	1,552	$36,224
†Aerojet Rocketdyne Holdings	1,896	34,659
†Aerovironment	1,176	32,693
American Science & Engineering	238	8,904
†Astronics	1,340	44,568
†Astronics Class B	482	15,964
B/E Aerospace	2,315	106,895
Boeing	3,171	411,818
BWX Technologies	2,465	88,173
Cubic	1,296	52,047
Curtiss-Wright	2,325	195,881
†DigitalGlobe	3,100	66,309
†Ducommun	1,095	21,659
†Engility Holdings	672	14,193
†Esterline Technologies	1,147	71,160
General Dynamics	2,270	316,075
HEICO	1,177	78,635
HEICO Class A	1,714	91,956
Hexcel	4,405	183,424
Honeywell International	4,053	471,445
Huntington Ingalls Industries	434	72,925
†KEYW Holding	83	825
†KLX	2,337	72,447
†Kratos Defense & Security Solutions	2,339	9,590
L-3 Communications Holdings	868	127,327
Lockheed Martin	1,378	341,978
†Mercury Systems	2,137	53,126
†Moog Class A	1,476	79,586
Northrop Grumman	1,151	255,844
Orbital ATK	2,751	234,220
Raytheon	2,222	302,081
Rockwell Collins	1,452	123,623
†Sparton	651	14,172
†Spirit AeroSystems Holdings Class A	3,585	154,155
†TASER International	1,980	49,262
†Teledyne Technologies	1,570	155,509
Textron	6,060	221,554
†TransDigm Group	397	104,685
Triumph Group	2,184	77,532
United Technologies	9,104	933,615

		5,726,738

Air Freight & Logistics–0.55%
†Air Transport Services Group	3,863	50,064
†Atlas Air Worldwide Holdings	1,091	45,189
CH Robinson Worldwide	1,590	118,057
†Echo Global Logistics	1,028	23,048
Expeditors International of Washington	1,720	84,349
FedEx	4,065	616,986
Forward Air	1,203	53,570
†Hub Group Class A	1,581	60,663

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Air Freight & Logistics (continued)
Park-Ohio Holdings	841	$23,783
†Radiant Logistics	4,220	12,660
United Parcel Service Class B	3,468	373,573
†XPO Logistics	3,599	94,510

		1,556,452

Airlines–0.73%
Alaska Air Group	4,189	244,177
Allegiant Travel	373	56,509
American Airlines Group	4,187	118,534
Copa Holdings Class A	1,258	65,743
Delta Air Lines	9,107	331,768
†Hawaiian Holdings	3,535	134,189
†JetBlue Airways	11,120	184,147
SkyWest	2,247	59,456
Southwest Airlines	9,962	390,610
†Spirit Airlines	3,564	159,917
†United Continental Holdings	8,458	347,116

		2,092,166

Auto Components–0.90%
†American Axle & Manufacturing Holdings	4,209	60,946
Autoliv	2,049	220,165
BorgWarner	4,963	146,508
Cooper Tire & Rubber	3,194	95,245
†Cooper-Standard Holding	928	73,303
Dana Holding	7,617	80,436
Delphi Automotive	1,895	118,627
†Dorman Products	1,605	91,806
Drew Industries	1,644	139,477
†Federal-Mogul Holdings Class A	4,366	36,281
†Fox Factory Holding	1,720	29,876
Gentex	13,609	210,259
†Gentherm	1,671	57,232
Goodyear Tire & Rubber	7,442	190,962
†Horizon Global	1,513	17,173
Johnson Controls	8,694	384,796
Lear	2,084	212,068
†Modine Manufacturing	3,332	29,322
†Motorcar Parts of America	609	16,553
Standard Motor Products	2,098	83,458
†Stoneridge	1,066	15,926
Superior Industries International	1,457	39,018
†Tenneco	1,920	89,491
Tower International	1,402	28,853
Visteon	1,582	104,111

		2,571,892

Automobiles–0.71%
Ford Motor	73,935	929,363
General Motors	23,222	657,183
Harley-Davidson	5,310	240,543

LVIP Dimensional U.S. Core Equity 2 Fund–3

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Automobiles (continued)
†Tesla Motors	117	$24,837
Thor Industries	2,324	150,456
Winnebago Industries	1,195	27,389

		2,029,771

Banks–7.50%
1st Source	1,769	57,298
Access National	600	11,706
Ameris Bancorp	1,069	31,749
Arrow Financial	570	17,265
Associated Banc-Corp	5,838	100,122
Banc of California	2,093	37,883
BancFirst	1,077	64,965
†Bancorp	1,384	8,332
BancorpSouth	4,142	93,982
Bank of America	81,477	1,081,200
Bank of Hawaii	2,277	156,658
Bank of Marin Bancorp	451	21,815
Bank of the Ozarks	3,660	137,323
BankUnited	4,786	147,026
Banner	1,190	50,623
BB&T	7,014	249,769
BBCN Bancorp	5,541	82,672
Berkshire Hills Bancorp	1,376	37,042
Blue Hills Bancorp	656	9,683
BNC Bancorp	1,764	40,060
BOK Financial	2,377	149,038
Boston Private Financial Holdings	5,510	64,908
Bridge Bancorp	778	22,095
Brookline Bancorp	3,522	38,848
Bryn Mawr Bank	760	22,192
Camden National	585	24,570
Capital Bank Financial	1,391	40,061
Cardinal Financial	1,427	31,308
†Cascade Bancorp	1,783	9,878
Cathay General Bancorp	3,446	97,177
CenterState Banks	2,033	32,020
Central Pacific Financial	1,457	34,385
Chemical Financial	1,691	63,057
CIT Group	2,967	94,677
Citigroup	23,295	987,475
Citizens & Northern	430	8,695
Citizens Financial Group	8,245	164,735
@City Holding	834	37,922
CNB Financial	584	10,395
@CoBiz Financial	1,737	20,323
Columbia Banking System	3,256	91,363
Comerica	2,805	115,370
Commerce Bancshares	4,177	200,078
Community Bank System	1,925	79,098
Community Trust Bancorp	1,117	38,715
ConnectOne Bancorp	1,333	20,915

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
†CU Bancorp	295	$6,705
Cullen/Frost Bankers	2,455	156,457
†Customers Bancorp	1,240	31,161
CVB Financial	4,122	67,560
†Eagle Bancorp	1,471	70,770
East West Bancorp	3,807	130,123
Enterprise Financial Services	804	22,424
Farmers Capital Bank	466	12,745
†FCB Financial Holdings Class A	1,963	66,742
Fidelity Southern	1,403	21,985
Fifth Third Bancorp	18,692	328,792
Financial Institutions	629	16,398
First Bancorp	1,423	25,016
†First BanCorp (Puerto Rico)	10,810	42,916
First Busey	2,171	46,438
First Business Financial Services	400	9,388
First Citizens BancShares Class A	484	125,312
First Commonwealth Financial	4,553	41,888
First Community Bancshares	1,227	27,534
First Connecticut Bancorp	902	14,937
First Financial	910	33,324
First Financial Bancorp	3,485	67,783
First Financial Bankshares	1,287	42,201
First Horizon National	10,076	138,847
First Interstate BancSystem	956	26,864
First Merchants	3,372	84,064
First Midwest Bancorp	3,455	60,670
†First NBC Bank Holding	1,064	17,865
First Niagara Financial Group	19,416	189,112
First of Long Island	820	23,509
First Republic Bank	2,426	169,796
FirstMerit	9,330	189,119
@Flushing Financial	1,741	34,611
FNB	7,787	97,649
Fulton Financial	6,576	88,776
German American Bancorp	700	22,379
Glacier Bancorp	3,327	88,432
Great Southern Bancorp	741	27,395
Guaranty Bancorp	800	13,360
Hancock Holding	3,427	89,479
Hanmi Financial	1,416	33,262
Heartland Financial USA	993	35,043
Heritage Commerce	1,727	18,185
Heritage Financial	1,608	28,269
†Hilltop Holdings	4,379	91,915
Home BancShares	6,048	119,690
†HomeTrust Bancshares	1,279	23,661
Horizon Bancorp	340	8,548
Huntington Bancshares	18,666	166,874
IBERIABANK	1,454	86,847
Independent Bank	1,162	53,103
Independent Bank Group	1,061	45,528

LVIP Dimensional U.S. Core Equity 2 Fund–4

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
International Bancshares	3,323	$86,697
Investors Bancorp	12,500	138,500
JPMorgan Chase	46,358	2,880,686
KeyCorp	13,173	145,562
Lakeland Bancorp	2,566	29,201
Lakeland Financial	645	30,321
LegacyTexas Financial Group	2,110	56,780
M&T Bank	1,197	141,521
MainSource Financial Group	1,080	23,814
MB Financial	3,048	110,581
Mercantile Bank	720	17,179
National Bank Holdings Class A	1,365	27,791
NBT Bancorp	2,252	64,475
OFG Bancorp	1,942	16,119
Old National Bancorp	5,072	63,552
Opus Bank	1,084	36,639
Pacific Continental	830	13,039
†Pacific Premier Bancorp	953	22,872
PacWest Bancorp	4,009	159,478
Park National	485	44,513
Park Sterling	1,168	8,281
Peapack Gladstone Financial	901	16,678
Peoples Bancorp	1,224	26,671
People’s United Financial	10,780	158,035
Pinnacle Financial Partners	1,612	78,746
PNC Financial Services Group	6,301	512,838
Popular	3,440	100,792
Preferred Bank	736	21,252
PrivateBancorp	3,063	134,864
Prosperity Bancshares	2,826	144,098
QCR Holdings	161	4,378
Regions Financial	19,270	163,988
Renasant	1,783	57,644
Republic Bancorp Class A	900	24,867
S&T Bancorp	1,882	46,015
Sandy Spring Bancorp	1,079	31,356
†Seacoast Banking of Florida	1,521	24,701
ServisFirst Bancshares	982	48,501
†Signature Bank	1,182	147,655
Simmons First National Class A	1,326	61,241
South State	1,073	73,018
Southside Bancshares	1,440	44,511
Southwest Bancorp	899	15,220
State Bank Financial	1,643	33,435
Sterling Bancorp	4,991	78,359
Stock Yards Bancorp	886	25,012
Stonegate Bank	395	12,747
†Sun Bancorp	487	10,061
SunTrust Banks	6,225	255,723
†SVB Financial Group	1,255	119,426
Synovus Financial	4,986	144,544
Talmer Bancorp Class A	3,242	62,149

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
TCF Financial	7,509	$94,989
†Texas Capital Bancshares	2,030	94,923
Tompkins Financial	757	49,205
TriCo Bancshares	1,330	36,708
†TriState Capital Holdings	1,385	19,016
Trustmark	2,992	74,351
U.S. Bancorp	20,514	827,330
UMB Financial	1,638	87,158
Umpqua Holdings	8,614	133,259
Union Bankshares	1,989	49,148
United Bankshares	2,311	86,686
United Community Banks	2,799	51,194
Univest of Pennsylvania	600	12,612
Valley National Bancorp	8,204	74,820
Washington Trust Bancorp	1,005	38,110
Webster Financial	3,645	123,748
Wells Fargo	78,993	3,738,739
WesBanco	1,705	52,940
West Bancorporation	758	14,091
Westamerica Bancorporation	989	48,718
†Western Alliance Bancorp	3,964	129,425
Wilshire Bancorp	6,221	64,823
Wintrust Financial	1,903	97,053
Yadkin Financial	1,815	45,538
Zions Bancorporation	3,985	100,143

		21,358,775

Beverages–0.99%
†Boston Beer Class A	264	45,152
Brown-Forman Class A	214	23,118
Brown-Forman Class B	553	55,167
Coca-Cola	23,369	1,059,317
Coca-Cola Bottling Consolidated	632	93,201
Coca-Cola European Partners	3,922	139,976
Constellation Brands Class A	1,379	228,087
Dr Pepper Snapple Group	1,646	159,053
MGP Ingredients	923	35,286
Molson Coors Brewing Class B	1,211	122,468
†Monster Beverage	475	76,337
†National Beverage	964	60,549
PepsiCo	6,748	714,883

		2,812,594

Biotechnology–1.43%
AbbVie	7,487	463,520
†ACADIA Pharmaceuticals	909	29,506
†Acorda Therapeutics	1,804	46,011
†Adamas Pharmaceuticals	1,097	16,609
†Akebia Therapeutics	1,002	7,495
†Alexion Pharmaceuticals	821	95,860
†Alkermes	437	18,887
†Alnylam Pharmaceuticals	447	24,804

LVIP Dimensional U.S. Core Equity 2 Fund–5

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†AMAG Pharmaceuticals	989	$23,657
Amgen	5,796	881,861
†Biogen	1,429	345,561
†BioMarin Pharmaceutical	370	28,786
†BioSpecifics Technologies	307	12,262
†Bluebird Bio	717	31,039
†Celgene	3,262	321,731
†Clovis Oncology	500	6,860
†Concert Pharmaceuticals	1,000	11,230
†Emergent BioSolutions	2,009	56,493
†Five Prime Therapeutics	1,579	65,292
Gilead Sciences	7,180	598,956
†Incyte	687	54,946
†Insys Therapeutics	1,480	19,151
†Intercept Pharmaceuticals	263	37,525
†Ligand Pharmaceuticals Class B	1,194	142,408
†Medivation	1,510	91,053
†Momenta Pharmaceuticals	2,972	32,098
†Myriad Genetics	2,645	80,937
†Neurocrine Biosciences	637	28,952
†OPKO Health	17,418	162,684
PDL BioPharma	8,018	25,177
†Radius Health	400	14,700
†Regeneron Pharmaceuticals	318	111,055
†Repligen	1,034	28,290
Shire ADR	1	96
†United Therapeutics	1,150	121,808
†Vertex Pharmaceuticals	408	35,096
†Vitae Pharmaceuticals	1,074	11,588

		4,083,984

Building Products–0.66%
AAON	2,821	77,606
Advanced Drainage Systems	2,948	80,687
Allegion	1,062	73,735
†American Woodmark	1,051	69,765
AO Smith	553	48,725
Apogee Enterprises	1,544	71,564
†Armstrong Flooring	1,225	20,764
†Armstrong World Industries	2,731	106,919
†Builders FirstSource	5,130	57,713
†Continental Building Products	1,869	41,548
Fortune Brands Home & Security	3,552	205,909
†Gibraltar Industries	1,375	43,409
Griffon	2,129	35,895
Insteel Industries	1,017	29,076
Lennox International	499	71,157
Masco	2,483	76,824
†NCI Building Systems	1,535	24,545
†Nortek	300	17,793
Owens Corning	3,881	199,949
†Patrick Industries	1,033	62,280

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Building Products (continued)
†PGT	3,232	$33,290
†Ply Gem Holdings	2,247	32,739
Quanex Building Products	1,644	30,562
Simpson Manufacturing	1,603	64,072
†Trex	1,025	46,043
Universal Forest Products	780	72,298
†USG	6,652	179,338

		1,874,205

Capital Markets–2.03%
†Affiliated Managers Group	1,196	168,361
Ameriprise Financial	4,670	419,599
Artisan Partners Asset Management	1,669	46,198
Bank of New York Mellon	13,364	519,191
BGC Partners Class A	14,081	122,646
BlackRock	1,108	379,523
Charles Schwab	6,559	166,008
Cohen & Steers	2,296	92,850
†Cowen Group Class A	5,999	17,757
Diamond Hill Investment Group	200	37,684
†E*TRADE Financial	5,225	122,735
Eaton Vance	4,269	150,866
Evercore Partners Class A	2,348	103,758
Federated Investors Class B	5,512	158,635
Financial Engines	537	13,892
Franklin Resources	6,358	212,166
Goldman Sachs Group	3,049	453,020
Greenhill & Co.	974	15,681
HFF Class A	2,436	70,352
Interactive Brokers Group	3,457	122,378
†INTL. FCStone	844	23,033
Invesco	10,116	258,363
Investment Technology Group	1,487	24,863
Janus Capital Group	8,191	114,019
†KCG Holdings	2,919	38,823
Legg Mason	3,578	105,515
LPL Financial Holdings	4,382	98,726
Moelis & Co.	691	15,547
Morgan Stanley	9,982	259,332
Northern Trust	5,046	334,348
NorthStar Asset Management Group	6,246	63,772
OM Asset Management	141	1,882
Oppenheimer Holdings Class A	765	11,827
†Piper Jaffray	673	25,372
Raymond James Financial	3,187	157,119
†Safeguard Scientifics	1,565	19,547
SEI Investments	1,215	58,454
State Street	2,821	152,108
†Stifel Financial	2,308	72,587
T. Rowe Price Group	2,316	168,999
TD Ameritrade Holding	8,110	230,932
Virtus Investment Partners	230	16,371

LVIP Dimensional U.S. Core Equity 2 Fund–6

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Capital Markets (continued)
Waddell & Reed Financial Class A	3,757	$64,696
Westwood Holdings Group	439	22,740
WisdomTree Investments	5,289	51,779

		5,784,054

Chemicals–2.54%
A. Schulman	1,598	39,023
Air Products & Chemicals	1,712	243,172
Albemarle	2,356	186,854
American Vanguard	1,373	20,746
Ashland	1,225	140,593
†Axalta Coating Systems	1,100	29,183
Axiall	5,154	168,072
Balchem	1,397	83,331
Cabot	2,471	112,826
Calgon Carbon	2,629	34,571
Celanese Class A	3,387	221,679
CF Industries Holdings	8,601	207,284
Chase	400	23,628
†Chemtura	2,919	77,003
Dow Chemical	22,758	1,131,300
Eastman Chemical	4,113	279,273
Ecolab	1,877	222,612
EI du Pont de Nemours	5,227	338,710
†Ferro	4,988	66,739
†Flotek Industries	3,167	41,804
FMC	2,099	97,205
FutureFuel	2,591	28,190
†GCP Applied Technologies	782	20,363
H.B. Fuller	2,574	113,230
Hawkins	465	20,186
Huntsman	12,547	168,757
†Ingevity	632	21,513
Innophos Holdings	852	35,963
Innospec	1,066	49,025
International Flavors & Fragrances	740	93,292
KMG Chemicals	360	9,356
†Koppers Holdings	1,366	41,977
†Kraton Performance Polymers	1,352	37,761
Kronos Worldwide	3,617	18,989
†LSB Industries	2,413	29,149
LyondellBasell Industries Class A	3,486	259,428
Minerals Technologies	1,539	87,415
Monsanto	1,828	189,033
Mosaic	8,225	215,331
NewMarket	266	110,225
Olin	14,699	365,123
†OMNOVA Solutions	2,345	17,001
†Platform Specialty Products	10,201	90,585
PolyOne	3,980	140,255
PPG Industries	1,490	155,183
Praxair	1,892	212,642

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Chemicals (continued)
Quaker Chemical	589	$52,539
Rayonier Advanced Materials	605	8,222
RPM International	1,836	91,708
Scotts Miracle-Gro Class A	2,103	147,021
Sensient Technologies	1,584	112,527
Sherwin-Williams	394	115,706
Stepan	986	58,697
†Trecora Resources	817	8,521
Tredegar	1,894	30,531
Trinseo	679	29,149
Tronox	3,659	16,136
Valspar	875	94,526
W.R. Grace	782	57,250
Westlake Chemical	2,594	111,334

		7,229,447

Commercial Services & Supplies–1.54%
ABM Industries	1,863	67,962
†ACCO Brands	6,158	63,612
†ARC Document Solutions	3,148	12,246
Brady Class A	1,701	51,983
Brink’s	2,865	81,624
†Casella Waste Systems	2,159	16,948
CECO Environmental	1,187	10,374
Cintas	998	97,934
†Clean Harbors	3,111	162,114
†Copart	3,928	192,511
Covanta Holding	5,897	97,006
Deluxe	2,271	150,726
Ennis	1,143	21,923
Essendant	1,656	50,607
G&K Services Class A	1,284	98,316
Healthcare Services Group	1,609	66,580
Herman Miller	3,316	99,115
HNI	2,546	118,364
†InnerWorkings	1,100	9,097
Interface Class A	3,645	55,586
KAR Auction Services	5,554	231,824
Kimball International Class B	2,416	27,494
Knoll	3,200	77,696
Matthews International Class A	1,118	62,206
McGrath RentCorp	1,058	32,364
Mobile Mini	1,983	68,691
MSA Safety	1,654	86,885
Multi-Color	744	47,170
†NL Industries	2,090	5,371
Pitney Bowes	4,363	77,661
Quad	1,620	37,730
R.R. Donnelley & Sons	7,467	126,342
Republic Services	7,689	394,523
Rollins	1,429	41,827
†SP Plus	1,195	26,983

LVIP Dimensional U.S. Core Equity 2 Fund–7

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Commercial Services & Supplies (continued)
Steelcase Class A	4,018	$54,524
†Stericycle	1,411	146,913
†Team	1,744	43,304
Tetra Tech	1,947	59,861
†TRC	1,726	10,908
Tyco International	7,559	322,013
U.S. Ecology	1,083	49,764
UniFirst	592	68,506
Viad	1,421	44,051
VSE	95	6,346
Waste Connections	4,547	327,611
Waste Management	4,943	327,573
West	2,457	48,305

		4,379,074

Communications Equipment–1.60%
ADTRAN	1,646	30,698
†Arista Networks	1,190	76,612
†ARRIS International	8,453	177,175
Bel Fuse Class B	100	1,778
Black Box	1,723	22,537
Brocade Communications Systems	18,899	173,488
†CalAmp	1,620	23,992
†Calix	2,250	15,547
†Ciena	4,105	76,969
Cisco Systems	80,766	2,317,177
†CommScope Holding	3,805	118,069
Comtech Telecommunications	715	9,181
†Digi International	1,498	16,074
†EchoStar Class A	2,042	81,067
†F5 Networks	634	72,175
†Finisar	5,923	103,712
†Harmonic	3,856	10,990
Harris	2,479	206,848
†Infinera	2,580	29,102
InterDigital	1,960	109,133
†Ixia	3,546	34,822
Juniper Networks	6,670	150,008
Motorola Solutions	1,354	89,323
†NETGEAR	1,046	49,727
†NetScout Systems	3,053	67,929
†Palo Alto Networks	243	29,802
Plantronics	2,355	103,620
†Polycom	5,865	65,981
†ShoreTel	1,706	11,413
†Sonus Networks	3,105	26,982
†Ubiquiti Networks	1,836	70,980
†ViaSat	1,786	127,520
†Viavi Solutions	6,741	44,693

		4,545,124

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Construction & Engineering–0.59%
†AECOM	6,463	$205,330
†Aegion	1,719	33,538
Argan	739	30,831
Chicago Bridge & Iron	4,083	141,394
Comfort Systems USA	1,705	55,532
†Dycom Industries	1,748	156,900
EMCOR Group	2,830	139,406
Fluor	3,919	193,128
Granite Construction	1,526	69,509
†Great Lakes Dredge & Dock	5,107	22,267
†IES Holdings	1,179	14,643
†Jacobs Engineering Group	2,317	115,410
KBR	4,791	63,433
†MasTec	3,538	78,968
†MYR Group	1,177	28,342
†Northwest Pipe	539	5,810
Primoris Services	2,288	43,312
†Quanta Services	5,004	115,692
†Tutor Perini	2,173	51,174
Valmont Industries	893	120,796

		1,685,415

Construction Materials–0.23%
Eagle Materials	2,184	168,496
†Headwaters	4,098	73,518
Martin Marietta Materials	932	178,944
†U.S. Concrete	812	49,459
United States Lime & Minerals	277	16,340
Vulcan Materials	1,478	177,892

		664,649

Consumer Finance–1.13%
†Ally Financial	16,639	284,028
American Express	11,847	719,824
Capital One Financial	6,500	412,815
Cash America International	1,126	47,990
†Credit Acceptance	948	175,456
Discover Financial Services	8,388	449,513
†Encore Capital Group	1,119	26,330
†Enova International	2,659	19,570
†EZCORP Class A	2,772	20,956
First Cash Financial Services	1,489	76,430
†Green Dot Class A	2,315	53,222
Navient	16,366	195,574
Nelnet Class A	1,479	51,395
†OneMain Holdings	4,466	101,914
†PRA Group	2,135	51,539
†Regional Management	129	1,891
†Santander Consumer USA Holdings	7,150	73,860
†SLM	18,869	116,610
†Synchrony Financial	13,066	330,308

LVIP Dimensional U.S. Core Equity 2 Fund–8

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Consumer Finance (continued)
†World Acceptance	395	$18,012

		3,227,237

Containers & Packaging–0.94%
AEP Industries	339	27,276
AptarGroup	2,881	227,974
Avery Dennison	1,309	97,848
Ball	1,509	109,086
Bemis	4,664	240,149
†Berry Plastics Group	2,666	103,574
†Crown Holdings	1,543	78,184
Graphic Packaging Holding	19,737	247,502
Greif Class A	1,138	42,413
International Paper	10,549	447,067
Myers Industries	2,439	35,122
†Owens-Illinois	8,903	160,343
Packaging of America	3,246	217,255
Sealed Air	2,186	100,490
Silgan Holdings	2,861	147,227
Sonoco Products	5,028	249,690
WestRock	3,793	147,434

		2,678,634

Distributors–0.20%
Core-Mark Holding	2,242	105,060
Genuine Parts	1,499	151,774
†LKQ	6,764	214,419
Pool	943	88,670
Weyco Group	507	14,084

		574,007

Diversified Consumer Services–0.41%
†American Public Education	1,300	36,530
†Apollo Education Group Class A	3,529	32,184
†Ascent Capital Group Class A	345	5,310
†Bridgepoint Education	2,198	15,914
†Bright Horizons Family Solutions	1,797	119,159
Capella Education	708	37,269
†Career Education	3,948	23,491
Carriage Services	768	18,186
DeVry Education Group	2,811	50,148
Graham Holdings	162	79,305
†Grand Canyon Education	2,655	105,988
H&R Block	2,612	60,076
†Houghton Mifflin Harcourt	4,461	69,725
†K12	2,018	25,205
†Regis	2,095	26,083
Service International	8,782	237,465
†ServiceMaster Global Holdings	2,625	104,475
Sotheby’s	2,959	81,077
†Strayer Education	800	39,304

		1,166,894

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Financial Services–0.97%
†Berkshire Hathaway Class B	7,683	$1,112,422
CBOE Holdings	1,893	126,112
CME Group	2,707	263,662
FactSet Research Systems	456	73,608
GAIN Capital Holdings	2,244	14,182
Intercontinental Exchange	1,315	336,587
Leucadia National	6,549	113,494
MarketAxess Holdings	688	100,035
Marlin Business Services	729	11,883
Moody’s	690	64,660
Morningstar	1,224	100,099
MSCI	947	73,033
Nasdaq	1,818	117,570
†NewStar Financial	1,435	12,083
†PICO Holdings	1,481	14,010
S&P Global	1,347	144,479
Voya Financial	3,179	78,712

		2,756,631

Diversified Telecommunication Services–3.10%
AT&T	102,921	4,447,216
ATN International	622	48,398
CenturyLink	21,863	634,246
†Cincinnati Bell	6,196	28,316
Cogent Communications Holdings	1,769	70,866
Consolidated Communications Holdings	3,804	103,621
†FairPoint Communications	1,193	17,513
Frontier Communications	31,766	156,924
†General Communication Class A	2,677	42,297
†Hawaiian Telcom Holdco	500	10,595
IDT Class B	1,774	25,173
Inteliquent	1,868	37,155
†Iridium Communications	4,205	37,340
†Level 3 Communications	6,070	312,544
†Lumos Networks	217	2,626
†ORBCOMM	2,840	28,258
†SBA Communications Class A	931	100,492
Verizon Communications	47,559	2,655,695
†Vonage Holdings	9,457	57,688

		8,816,963

Electric Utilities–0.97%
ALLETE	1,303	84,213
Alliant Energy	1,946	77,256
American Electric Power	2,202	154,338
Avangrid	2,129	98,062
Duke Energy	2,800	240,212
Edison International	1,262	98,020
El Paso Electric	1,457	68,872
Empire District Electric	1,293	43,923
Entergy	1,452	118,120

LVIP Dimensional U.S. Core Equity 2 Fund–9

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electric Utilities (continued)
Eversource Energy	1,415	$84,759
Exelon	3,870	140,713
FirstEnergy	3,436	119,951
Great Plains Energy	3,548	107,859
Hawaiian Electric Industries	1,848	60,596
IDACORP	1,072	87,207
ITC Holdings	1,133	53,047
MGE Energy	1,127	63,692
NextEra Energy	1,785	232,764
OGE Energy	1,474	48,273
Otter Tail	1,114	37,308
PG&E	1,900	121,448
Pinnacle West Capital	818	66,307
PNM Resources	1,470	52,097
Portland General Electric	1,638	72,269
PPL	2,607	98,414
Southern	3,522	188,885
Westar Energy	1,044	58,558
Xcel Energy	1,966	88,037

		2,765,200

Electrical Equipment–0.77%
Acuity Brands	324	80,339
Allied Motion Technologies	758	17,631
AMETEK	5,499	254,219
AZZ	1,479	88,710
†Babcock & Wilcox Enterprises	2,436	35,785
Eaton	5,524	329,949
Emerson Electric	6,011	313,534
Encore Wire	1,119	41,716
EnerSys	2,644	157,239
†Generac Holdings	3,098	108,306
General Cable	2,165	27,517
Hubbell	2,390	252,073
LSI Industries	457	5,059
Powell Industries	509	20,024
Regal Beloit	1,653	90,998
Rockwell Automation	1,461	167,752
†Sensata Technologies Holding	4,710	164,332
†SolarCity	897	21,465
†Thermon Group Holdings	790	15,176
†Vicor	1,194	12,024

		2,203,848

Electronic Equipment, Instruments & Components–1.73%
Amphenol Class A	2,484	142,408
†Anixter International	1,760	93,773
†Arrow Electronics	2,975	184,153
Avnet	5,424	219,726
AVX	5,051	68,593
Badger Meter	643	46,958
Belden	1,662	100,335

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Benchmark Electronics	2,238	$47,334
CDW	1,874	75,110
Cognex	2,503	107,879
†Coherent	939	86,181
Corning	8,731	178,811
CTS	1,364	24,443
Daktronics	1,460	9,125
Dolby Laboratories Class A	2,388	114,266
†DTS	802	21,213
Electro Rent	1,265	19,494
†Electro Scientific Industries	460	2,686
†ePlus	332	27,154
†Fabrinet	1,188	44,099
†FARO Technologies	703	23,782
FEI	1,331	142,257
†Flextronics International	17,046	201,143
FLIR Systems	5,753	178,055
†II-VI	2,715	50,933
Ingram Micro	4,971	172,891
†Insight Enterprises	3,469	90,194
†IPG Photonics	2,083	166,640
†Itron	1,759	75,813
Jabil Circuit	10,279	189,853
†Keysight Technologies	6,102	177,507
†Kimball Electronics	1,253	15,600
†Knowles	2,411	32,982
Littelfuse	617	72,923
Mesa Laboratories	195	23,985
Methode Electronics	1,960	67,091
MTS Systems	657	28,803
†Multi-Fineline Electronix	1,421	32,967
National Instruments	4,223	115,710
†Novanta	1,849	28,012
†OSI Systems	767	44,586
Park Electrochemical	1,422	20,662
PC Connection	1,762	41,936
†Plexus	1,477	63,806
†QLogic	3,713	54,730
†Rofin-Sinar Technologies	1,256	40,117
†Rogers	795	48,575
†Sanmina	3,418	91,637
†ScanSource	1,186	44,012
SYNNEX	1,852	175,607
†Systemax	1,538	13,119
TE Connectivity	5,820	332,380
†Tech Data	1,359	97,644
†Trimble Navigation	4,160	101,338
†TTM Technologies	4,390	33,057
†VeriFone Systems	4,122	76,422
Vishay Intertechnology	6,250	77,438

LVIP Dimensional U.S. Core Equity 2 Fund–10

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Zebra Technologies	1,262	$63,226

		4,921,174

Energy Equipment & Services–1.38%
Archrock	6,266	59,026
Atwood Oceanics	3,242	40,590
Baker Hughes	3,689	166,485
†Basic Energy Services	3,876	6,512
Bristow Group	1,547	17,651
CARBO Ceramics	560	7,336
Core Laboratories	730	90,440
Diamond Offshore Drilling	5,355	130,287
†Dril-Quip	1,587	92,728
†Era Group	1,340	12,596
†Exterran	3,133	40,259
†Fairmount Santrol Holdings	56	432
†FMC Technologies	6,739	179,729
†Forum Energy Technologies	4,515	78,155
†Geospace Technologies	1,182	19,349
†Gulfmark Offshore	2,023	6,332
Halliburton	6,026	272,918
†Helix Energy Solutions Group	7,128	48,185
Helmerich & Payne	2,696	180,982
†Hornbeck Offshore Services	1,588	13,244
†ION Geophysical	332	2,068
†Matrix Service	882	14,544
†McDermott International	9,065	44,781
Nabors Industries	12,554	126,168
National Oilwell Varco	5,870	197,525
†Natural Gas Services Group	679	15,549
†Newpark Resources	3,727	21,579
Noble	10,715	88,292
Oceaneering International	4,875	145,567
†Oil States International	2,250	73,980
†Parker Drilling	2,258	5,171
Patterson-UTI Energy	6,517	138,942
†PHI	903	16,146
†Pioneer Energy Services	5,840	26,864
†RigNet	1,403	18,786
Rowan	4,327	76,415
†RPC	4,865	75,553
Schlumberger	10,523	832,159
†SEACOR Holdings	769	44,564
Superior Energy Services	6,675	122,887
Tesco	2,570	17,193
†TETRA Technologies	3,841	24,467
Tidewater	2,609	11,506
Transocean	12,320	146,485
U.S. Silica Holdings	1,825	62,908
†Unit	2,450	38,122
†Weatherford International	11,500	63,825

		3,915,282

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Food & Staples Retailing–2.39%
Andersons	1,240	$44,070
Casey’s General Stores	1,880	247,239
†Chefs’ Warehouse	1,611	25,776
Costco Wholesale	2,634	413,643
CVS Health	17,548	1,680,046
Ingles Markets Class A	618	23,051
Kroger	6,151	226,295
†Natural Grocers by Vitamin Cottage	985	12,854
PriceSmart	1,121	104,892
†Rite Aid	12,700	95,123
SpartanNash	1,665	50,916
†Sprouts Farmers Market	3,821	87,501
†SUPERVALU	7,851	37,057
Sysco	2,500	126,850
†United Natural Foods	2,198	102,866
Walgreens Boots Alliance	10,180	847,689
Wal-Mart Stores	31,636	2,310,061
Weis Markets	1,415	71,528
Whole Foods Market	9,251	296,217

		6,803,674

Food Products–1.99%
Alico	310	9,377
Archer-Daniels-Midland	4,960	212,734
B&G Foods	3,072	148,070
Bunge	4,548	269,014
Calavo Growers	882	59,094
Cal-Maine Foods	2,819	124,938
Campbell Soup	927	61,673
ConAgra Foods	1,602	76,592
†Darling Ingredients	7,295	108,695
Dean Foods	4,533	82,002
†Farmer Brothers	1,079	34,593
Flowers Foods	7,829	146,794
Fresh Del Monte Produce	1,736	94,490
General Mills	3,284	234,215
†Hain Celestial Group	4,249	211,388
Hershey	739	83,869
Hormel Foods	1,288	47,141
Ingredion	1,759	227,632
J&J Snack Foods	965	115,096
JM Smucker	2,859	435,740
John B. Sanfilippo & Son	378	16,114
Kellogg	1,103	90,060
Kraft Heinz	4,978	440,453
Lancaster Colony	806	102,854
†Landec	2,083	22,413
†Lifeway Foods	699	6,759
McCormick & Co.	1,152	122,884
Mead Johnson Nutrition	1,906	172,969
Mondelez International	11,602	528,007
†Omega Protein	985	19,690

LVIP Dimensional U.S. Core Equity 2 Fund–11

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Food Products (continued)
Pilgrim’s Pride	1,413	$36,003
Pinnacle Foods	5,287	244,735
†Post Holdings	2,062	170,507
Sanderson Farms	1,125	97,470
†Seaboard	68	195,204
†Seneca Foods Class A	364	13,180
Snyder’s-Lance	3,683	124,817
Tootsie Roll Industries	748	28,820
†TreeHouse Foods	818	83,968
Tyson Foods Class A	4,740	316,585
†WhiteWave Foods	1,301	61,069

		5,677,708

Gas Utilities–0.46%
AGL Resources	1,834	120,989
Atmos Energy	891	72,456
Chesapeake Utilities	451	29,847
National Fuel Gas	1,564	88,960
New Jersey Resources	1,583	61,025
Northwest Natural Gas	808	52,375
ONE Gas	963	64,126
Piedmont Natural Gas	3,164	190,220
Questar	5,072	128,677
South Jersey Industries	2,046	64,695
Southwest Gas	874	68,793
Spire	954	67,581
UGI	5,091	230,368
WGL Holdings	920	65,127

		1,305,239

Health Care Equipment & Supplies–2.25%
Abaxis	840	39,673
Abbott Laboratories	16,206	637,058
†ABIOMED	514	56,175
†Accuray	299	1,552
†Alere	3,613	150,590
†Align Technology	587	47,283
Analogic	368	29,234
†AngioDynamics	2,264	32,534
†Anika Therapeutics	649	34,819
Atrion	84	35,940
Baxter International	7,843	354,660
Becton Dickinson & Co.	1,612	273,379
†Boston Scientific	4,964	116,009
C.R. Bard	818	192,361
Cantel Medical	1,223	84,057
CONMED	1,227	58,565
Cooper	836	143,433
@CryoLife	1,100	12,991
†Cynosure Class A	955	46,456
DENTSPLY SIRONA	4,458	276,574
†DexCom	300	23,799

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Edwards Lifesciences	716	$71,407
†Exactech	800	21,392
†Globus Medical	3,433	81,808
†Haemonetics	1,966	56,994
†Halyard Health	2,147	69,820
Hill-Rom Holdings	2,901	146,355
†Hologic	8,455	292,543
†ICU Medical	554	62,463
†IDEXX Laboratories	671	62,309
†Inogen	544	27,260
†Integer Holdings	1,015	31,394
†Integra LifeSciences Holdings	1,310	104,512
†Intuitive Surgical	124	82,015
Invacare	1,522	18,462
LeMaitre Vascular	1,009	14,398
†LivaNova	1,805	90,665
†Masimo	2,320	121,835
Medtronic	11,118	964,709
Meridian Bioscience	1,980	38,610
†Merit Medical Systems	1,468	29,110
†Neogen	1,118	62,887
†NuVasive	2,412	144,045
†Nuvectra	338	2,501
†OraSure Technologies	113	668
†Orthofix International	627	26,585
†Quidel	1,563	27,915
ResMed	1,178	74,485
†RTI Surgical	2,100	7,539
†SeaSpine Holdings	660	6,917
St. Jude Medical	2,303	179,634
STERIS	1,303	89,581
Stryker	1,497	179,386
†SurModics	576	13,524
Teleflex	760	134,756
†Varian Medical Systems	886	72,856
†Vascular Solutions	1,441	60,032
West Pharmaceutical Services	1,197	90,828
†Wright Medical Group	2,103	36,529
Zimmer Biomet Holdings	1,278	153,846

		6,399,717

Health Care Providers & Services–3.68%
†Acadia Healthcare	3,082	170,743
Aceto	1,439	31,500
†Addus HomeCare	433	7,547
Aetna	5,547	677,455
†Air Methods	1,958	70,155
†Almost Family	435	18,535
†Amedisys	1,799	90,814
AmerisourceBergen	539	42,753
†AMN Healthcare Services	2,831	113,155
†Amsurg	3,005	233,008

LVIP Dimensional U.S. Core Equity 2 Fund–12

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
Anthem	4,453	$584,857
†BioScrip	3,413	8,703
†BioTelemetry	1,207	19,674
†Brookdale Senior Living	6,137	94,755
†Capital Senior Living	1,634	28,873
Cardinal Health	2,620	204,386
†Centene	5,531	394,747
Chemed	948	129,222
Cigna	2,079	266,091
†Civitas Solutions	297	6,186
†Community Health Systems	5,888	70,950
†CorVel	1,834	79,192
†Cross Country Healthcare	2,183	30,387
†DaVita HealthCare Partners	5,951	460,131
Ensign Group	2,295	48,218
†Envision Healthcare Holdings	5,710	144,863
†ExamWorks Group	2,232	77,785
†Express Scripts Holding	10,582	802,116
†Five Star Quality Care	2,200	5,148
†Hanger	1,874	13,924
†HCA Holdings	1,264	97,341
HealthSouth	3,457	134,201
†Healthways	1,928	22,268
†Henry Schein	612	108,202
Humana	3,461	622,565
Kindred Healthcare	3,711	41,897
†Laboratory of America Holdings	2,204	287,115
Landauer	434	17,863
†LHC Group	696	30,123
†LifePoint Health	1,928	126,033
†Magellan Health	1,133	74,517
McKesson	2,100	391,965
†MEDNAX	2,382	172,528
†Molina Healthcare	2,483	123,902
National HealthCare	926	59,949
National Research Class A	927	12,700
Owens & Minor	2,785	104,103
Patterson	3,670	175,756
†PharMerica	1,180	29,099
†Premier Class A	805	26,324
†Providence Service	766	34,378
@Quest Diagnostics	3,693	300,647
†Quorum Health	1,472	15,765
†RadNet	1,663	8,880
†Select Medical Holdings	5,818	63,242
†Surgical Care Affiliates	2,191	104,445
†Team Health Holdings	2,142	87,115
†Tenet Healthcare	4,780	132,119
†Triple-S Management Class B	1,017	24,845
U.S. Physical Therapy	459	27,636
UnitedHealth Group	9,093	1,283,932
Universal American	6,344	48,088

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
Universal Health Services Class B	2,524	$338,468
†VCA	2,976	201,207
†WellCare Health Plans	1,953	209,518

		10,464,609

Health Care Technology–0.22%
†Allscripts Healthcare Solutions	7,664	97,333
†athenahealth	415	57,274
†Cerner	1,363	79,872
Computer Programs & Systems	313	12,495
†HealthStream	1,113	29,517
†HMS Holdings	3,082	54,274
†IMS Health Holdings	7,162	181,628
†Omnicell	1,644	56,274
Quality Systems	2,697	32,121
†Veeva Systems Class A	886	30,230

		631,018

Hotels, Restaurants & Leisure–2.28%
Aramark	6,859	229,228
†Belmond	4,526	44,807
†Biglari Holdings	51	20,570
†BJ’s Restaurants	1,462	64,079
Bloomin’ Brands	7,460	133,310
Bob Evans Farms	1,324	50,246
†Bravo Brio Restaurant Group	1,400	11,466
Brinker International	1,499	68,249
†Buffalo Wild Wings	926	128,668
Carnival	5,073	224,227
†Carrols Restaurant Group	2,066	24,585
Cheesecake Factory	2,669	128,486
†Chipotle Mexican Grill	288	115,995
Choice Hotels International	1,145	54,525
Churchill Downs	487	61,537
†Chuy’s Holdings	608	21,043
ClubCorp Holdings	3,226	41,938
Cracker Barrel Old Country Store	866	148,493
Darden Restaurants	3,515	222,640
†Dave & Buster’s Entertainment	1,952	91,334
†Del Frisco’s Restaurant Group	884	12,659
†Denny’s	2,378	25,516
†Diamond Resorts International	4,038	120,978
DineEquity	1,438	121,914
Domino’s Pizza	603	79,222
Dunkin’ Brands Group	2,061	89,901
†Fiesta Restaurant Group	1,238	27,001
Hilton Worldwide Holdings	6,211	139,934
†Hyatt Hotels Class A	531	26,093
International Game Technology	3,945	73,929
International Speedway Class A	1,377	46,061
Interval Leisure Group	5,652	89,867
†Intrawest Resorts Holdings	422	5,478

LVIP Dimensional U.S. Core Equity 2 Fund–13

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Isle of Capri Casinos	725	$13,282
Jack in the Box	768	65,987
†Krispy Kreme Doughnuts	2,791	58,499
†La Quinta Holdings	5,741	65,447
Las Vegas Sands	2,203	95,808
Marcus	1,216	25,658
Marriott International Class A	1,997	132,721
Marriott Vacations Worldwide	1,376	94,242
McDonald’s	4,575	550,555
†MGM Resorts International	12,285	278,010
†Norwegian Cruise Line Holdings	5,044	200,953
†Panera Bread Class A	464	98,340
Papa John’s International	1,135	77,180
†Papa Murphy’s Holdings	207	1,373
†Penn National Gaming	896	12,499
†Pinnacle Entertainment	1,797	19,911
†Popeyes Louisiana Kitchen	747	40,816
†Potbelly	597	7,486
†Red Robin Gourmet Burgers	617	29,264
Royal Caribbean Cruises	1,899	127,518
†Ruby Tuesday	2,748	9,920
Ruth’s Hospitality Group	1,938	30,911
SeaWorld Entertainment	4,961	71,091
Six Flags Entertainment	1,517	87,910
Sonic	1,631	44,119
Speedway Motorsports	3,631	64,450
Starbucks	7,364	420,632
Starwood Hotels & Resorts Worldwide	2,315	171,194
Texas Roadhouse	1,553	70,817
Vail Resorts	1,003	138,645
Wendy’s	13,624	131,063
Wyndham Worldwide	3,581	255,075
Wynn Resorts	844	76,500
Yum Brands	2,149	178,195

		6,490,050

Household Durables–1.18%
Bassett Furniture Industries	722	17,285
CalAtlantic Group	7,482	274,664
†Cavco Industries	296	27,735
†Century Communities	812	14,080
CSS Industries	543	14,558
DR Horton	8,041	253,131
Ethan Allen Interiors	1,232	40,705
Flexsteel Industries	419	16,601
Garmin	2,987	126,709
†GoPro	2,100	22,701
†Green Brick Partners	3,200	23,264
Harman International Industries	1,590	114,194
†Helen of Troy	1,096	112,713
Hooker Furniture	602	12,937
†Installed Building Products	1,531	55,560

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Durables (continued)
†iRobot	1,127	$39,535
KB Home	4,086	62,148
La-Z-Boy	2,223	61,844
Leggett & Platt	1,256	64,194
Lennar	4,228	194,911
Lennar Class B	300	11,175
Libbey	1,451	23,056
Lifetime Brands	785	11,453
†M/I Homes	1,091	20,544
MDC Holdings	2,165	52,696
†Meritage Homes	1,757	65,958
†Mohawk Industries	1,628	308,929
NACCO Industries Class A	326	18,256
Newell Brands	3,422	166,207
†NVR	36	64,092
PulteGroup	8,265	161,085
†Skullcandy	1,057	6,490
†Taylor Morrison Home Class A	734	10,893
†Tempur Sealy International	2,133	117,998
†Toll Brothers	4,515	121,499
†TopBuild	752	27,222
†TRI Pointe Homes	7,163	84,667
Tupperware Brands	1,115	62,752
†Universal Electronics	767	55,439
†WCI Communities	1,500	25,350
Whirlpool	2,134	355,610
†William Lyon Homes Class A	1,617	26,066
†ZAGG	980	5,145

		3,352,051

Household Products–1.05%
†Central Garden & Pet Class A	1,616	35,083
Church & Dwight	1,210	124,497
Clorox	1,228	169,943
Colgate-Palmolive	4,245	310,734
Energizer Holdings	1,824	93,918
†HRG Group	9,280	127,414
Kimberly-Clark	1,206	165,801
Oil-Dri of America	282	9,737
Orchids Paper Products	536	19,066
Procter & Gamble	20,761	1,757,834
Spectrum Brands Holdings	931	111,078
WD-40	428	50,269

		2,975,374

Independent Power & Renewable Electricity Producers–0.28%
AES	4,966	61,976
†Calpine	17,884	263,789
†Dynegy	5,339	92,044
NRG Energy	11,367	170,391
NRG Yield Class A	911	13,865
NRG Yield Class C	1,315	20,501

LVIP Dimensional U.S. Core Equity 2 Fund–14

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Independent Power & Renewable Electricity Producers (continued)
Ormat Technologies	1,871	$81,875
Pattern Energy Group	2,357	54,140
†Talen Energy	3,187	43,184

		801,765

Industrial Conglomerates–0.91%
3M	3,068	537,268
Carlisle	1,580	166,974
Danaher	4,776	482,376
General Electric	35,827	1,127,834
Raven Industries	1,213	22,974
Roper Technologies	1,542	263,004

		2,600,430

Insurance–4.15%
Aflac	5,217	376,459
†Alleghany	230	126,403
Allied World Assurance Holdings	3,620	127,207
Allstate	4,745	331,913
†Ambac Financial Group	1,994	32,821
American Equity Investment Life Holding	3,611	51,457
American Financial Group	2,318	171,370
American International Group	9,930	525,198
American National Insurance	1,417	160,334
AMERISAFE	920	56,322
AmTrust Financial Services	9,424	230,888
Aon	1,313	143,419
†Arch Capital Group	1,807	130,104
Argo Group International Holdings	1,359	70,506
Arthur J. Gallagher & Co.	2,934	139,658
Aspen Insurance Holdings	2,106	97,676
Assurant	2,038	175,900
Assured Guaranty	7,059	179,087
Axis Capital Holdings	3,038	167,090
Baldwin & Lyons	771	19,013
Brown & Brown	7,035	263,601
Chubb	3,603	470,948
Cincinnati Financial	2,574	192,767
CNA Financial	800	25,136
CNO Financial Group	6,176	107,833
Donegal Group Class A	996	16,424
EMC Insurance Group	1,480	41,026
Employers Holdings	1,421	41,237
Endurance Specialty Holdings	2,578	173,138
†Enstar Group	617	99,948
Erie Indemnity Class A	1,915	190,236
Everest Re Group	1,036	189,246
FBL Financial Group Class A	1,968	119,399
Federated National Holding	630	11,995
Fidelity & Guaranty Life	1,767	40,959
First American Financial	5,302	213,246

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance (continued)
FNF Group	1,654	$62,025
†Genworth Financial	22,919	59,131
†Global Indemnity	541	14,894
†Greenlight Capital Re Class A	1,363	27,478
†Hallmark Financial Services	1,100	12,749
Hanover Insurance Group	1,976	167,209
Hartford Financial Services Group	7,625	338,397
HCI Group	483	13,176
Heritage Insurance Holdings	721	8,630
Horace Mann Educators	2,038	68,864
@Infinity Property & Casualty	768	61,947
Kemper	2,270	70,325
Loews	5,231	214,942
Maiden Holdings	3,263	39,939
†Markel	206	196,273
Marsh & McLennan	2,988	204,558
†MBIA	8,307	56,737
Mercury General	1,843	97,974
MetLife	7,752	308,762
National General Holdings	3,519	75,377
National Interstate	1,069	32,337
National Western Life Group Class A	202	39,445
Navigators Group	714	65,667
Old Republic International	10,741	207,194
OneBeacon Insurance Group Class A	1,009	13,924
Primerica	2,409	137,891
Principal Financial Group	7,082	291,141
ProAssurance	1,765	94,516
Progressive	8,629	289,072
Prudential Financial	3,701	264,029
Reinsurance Group of America	971	94,177
RenaissanceRe Holdings	1,538	180,623
RLI	1,201	82,605
Safety Insurance Group	893	54,991
@Selective Insurance Group	2,533	96,786
State Auto Financial	3,462	75,852
Stewart Information Services	985	40,789
Torchmark	2,808	173,591
Travelers	6,113	727,692
United Fire Group	2,582	109,554
United Insurance Holdings	739	12,105
Universal Insurance Holdings	1,971	36,621
Unum Group	5,705	181,362
Validus Holdings	3,221	156,508
W.R. Berkley	3,130	187,550
White Mountains Insurance Group	255	214,710
Willis Towers Watson	1,438	178,758
XL Group	4,700	156,557

		11,805,398

Internet & Catalog Retail–0.87%
†1-800-Flowers.com Class A	2,100	18,942

LVIP Dimensional U.S. Core Equity 2 Fund–15

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet & Catalog Retail (continued)
†Amazon.com	1,994	$1,426,946
Blue Nile	451	12,348
†FTD	1,270	31,699
†Groupon	5,752	18,694
HSN	1,162	56,857
†Liberty Interactive Corp QVC Group Class A	10,557	267,831
†Liberty TripAdvisor Holdings Class A	3,183	69,644
†Liberty Ventures Class A	501	18,572
†Netflix	475	43,453
Nutrisystem	969	24,574
†Overstock.com	826	13,307
PetMed Express	962	18,047
†Priceline Group	276	344,561
†Shutterfly	1,006	46,890
†TripAdvisor	970	62,371

		2,474,736

Internet Software & Services–1.82%
†Actua	2,754	24,869
†Akamai Technologies	4,207	235,298
†Alphabet Class A	1,568	1,103,135
†Alphabet Class C	1,621	1,121,894
†Angie’s List	1,639	10,670
†Bankrate	2,961	22,148
†Blucora	1,815	18,803
†Cimpress	694	64,181
†comScore	172	4,107
†CoStar Group	153	33,455
†DHI Group	3,155	19,656
EarthLink Holdings	3,450	22,080
†eBay	5,982	140,039
†Envestnet	932	31,045
†Everyday Health	492	3,877
†Facebook Class A	7,131	814,931
†GrubHub	2,621	81,434
†GTT Communications	2,055	37,976
InterActiveCorp	2,991	168,393
†Internap	5,106	10,518
†Intralinks Holdings	2,547	16,555
j2 Global	1,878	118,633
†Limelight Networks	3,333	4,966
†LinkedIn Class A	207	39,175
†Liquidity Services	1,758	13,783
†Monster Worldwide	4,043	9,663
NIC	2,221	48,729
†QuinStreet	4,100	14,555
†Rackspace Hosting	7,044	146,938
Reis	689	17,156
†RetailMeNot	672	5,181
†Shutterstock	570	26,106
†TechTarget	112	907

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet Software & Services (continued)
†Twitter	738	$12,480
†United Online	821	9,031
†VeriSign	823	71,157
†Web.com Group	3,670	66,721
†WebMD Health	1,073	62,352
†XO Group	950	16,559
†Yahoo	7,136	268,028
†Yelp	544	16,516
†Zillow Group	1,765	64,687
†Zillow Group Class C	4,164	151,070

		5,169,457

IT Services–2.71%
Accenture Class A	3,128	354,371
†Acxiom	2,587	56,888
†Alliance Data Systems	677	132,638
Amdocs	2,497	144,127
Automatic Data Processing	1,915	175,931
†Blackhawk Network Holdings Class A	2,741	91,796
Booz Allen Hamilton Holding	3,854	114,233
Broadridge Financial Solutions	1,313	85,608
†CACI International Class A	1,074	97,100
†Cardtronics	3,683	146,620
Cass Information Systems	511	26,419
†Ciber	3,950	5,925
†Cognizant Technology Solutions Class A	4,680	267,883
Computer Sciences	3,261	161,909
Convergys	4,879	121,975
†CoreLogic	4,246	163,386
CSG Systems International	2,367	95,414
CSRA	5,233	122,609
†Datalink	1,298	9,735
DST Systems	1,694	197,232
†EPAM Systems	830	53,377
†Euronet Worldwide	1,470	101,709
†Everi Holdings	5,686	6,539
†ExlService Holdings	1,299	68,081
Fidelity National Information Services	3,792	279,395
†Fiserv	1,265	137,543
†FleetCor Technologies	1,671	239,170
Forrester Research	1,302	47,992
†Gartner	612	59,615
†Genpact	1,570	42,139
Global Payments	2,883	205,789
Hackett Group	1,591	22,067
International Business Machines	4,591	696,822
Jack Henry & Associates	738	64,405
Leidos Holdings	3,460	165,630
†Lionbridge Technologies	4,145	16,373
ManTech International Class A	1,079	40,808
MasterCard Class A	4,933	434,400

LVIP Dimensional U.S. Core Equity 2 Fund–16

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
IT Services (continued)
MAXIMUS	1,796	$99,445
†MoneyGram International	2,316	15,865
Paychex	1,619	96,331
†PayPal Holdings	4,058	148,158
†Perficient	1,174	23,844
†PFSweb	867	8,237
†Planet Payment	2,351	10,556
Sabre	2,707	72,521
Science Applications International	2,057	120,026
†Sykes Enterprises	1,657	47,987
†Syntel	2,786	126,094
TeleTech Holdings	2,679	72,681
†Teradata	2,209	55,380
Total System Services	3,287	174,573
Travelport Worldwide	2,578	33,230
†Unisys	1,659	12,078
†Vantiv Class A	1,729	97,861
†Virtusa	660	19,061
Visa Class A	10,699	793,545
Western Union	5,594	107,293
†WEX	1,580	140,099
@Xerox	18,416	174,768

		7,703,286

Leisure Products–0.32%
Arctic Cat	1,161	19,737
Brunswick	3,860	174,935
Callaway Golf	2,987	30,497
Hasbro	1,273	106,919
Johnson Outdoors Class A	435	11,179
Mattel	7,514	235,113
†Nautilus	1,429	25,493
Polaris Industries	726	59,358
†Smith & Wesson Holding	3,020	82,084
Sturm Ruger & Co.	863	55,241
†Vista Outdoor	2,470	117,893

		918,449

Life Sciences Tools & Services–0.83%
Agilent Technologies	5,724	253,917
†Albany Molecular Research	1,179	15,846
†Bio-Rad Laboratories Class A	903	129,147
Bio-Techne	1,229	138,594
Bruker	3,588	81,591
†Cambrex	1,745	90,269
†Charles River Laboratories International	1,490	122,836
†Enzo Biochem	3,075	18,358
†Illumina	608	85,351
†INC Research Holdings Class A	1,409	53,725
†Luminex	1,878	37,992
†Mettler-Toledo International	303	110,571

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†PAREXEL International	1,473	$92,622
PerkinElmer	2,403	125,965
†Quintiles Transnational Holdings	909	59,376
Thermo Fisher Scientific	4,719	697,279
†VWR	6,090	176,001
†Waters	603	84,812

		2,374,252

Machinery–3.15%
Actuant Class A	1,957	44,248
AGCO	3,953	186,305
Alamo Group	601	39,648
Albany International	1,561	62,331
Allison Transmission Holdings	8,189	231,175
Altra Industrial Motion	1,252	33,779
American Railcar Industries	879	34,694
Astec Industries	1,018	57,161
Barnes Group	2,731	90,451
Briggs & Stratton	1,714	36,303
Caterpillar	10,206	773,717
†Chart Industries	1,938	46,764
CIRCOR International	730	41,603
CLARCOR	2,174	132,244
†Colfax	4,569	120,896
@Columbus McKinnon	891	12,608
†Commercial Vehicle Group	2,148	11,170
Crane	2,707	153,541
Cummins	3,114	350,138
Deere & Co.	2,726	220,915
Donaldson	4,271	146,752
Douglas Dynamics	1,115	28,689
Dover	3,431	237,837
EnPro Industries	730	32,405
@ESCO Technologies	1,266	50,564
Federal Signal	3,041	39,168
Flowserve	4,022	181,674
Franklin Electric	1,797	59,391
Global Brass & Copper Holdings	881	24,042
Gorman-Rupp	1,446	39,635
Graco	1,747	137,996
Greenbrier	1,266	36,879
Harsco	4,621	30,683
Hillenbrand	3,787	113,761
Hurco	300	8,349
Hyster-Yale Materials Handling	834	49,615
IDEX	962	78,980
Illinois Tool Works	2,173	226,340
Ingersoll-Rand	5,780	368,070
ITT	4,396	140,584
John Bean Technologies	968	59,261
Joy Global	4,273	90,331
@Kadant	478	24,622

LVIP Dimensional U.S. Core Equity 2 Fund–17

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
Kennametal	3,533	$78,115
L. B. Foster Class A	762	8,298
Lincoln Electric Holdings	2,306	136,238
Lindsay	431	29,248
†Lydall	1,558	60,076
Manitowoc	5,020	27,359
†Manitowoc Foodservice	5,383	94,848
†Meritor	2,742	19,742
†Middleby	423	48,751
Miller Industries	637	13,116
Mueller Industries	2,215	70,614
Mueller Water Products Class A	10,139	115,787
†Navistar International	515	6,020
NN	1,515	21,195
Nordson	1,577	131,853
Omega Flex	460	17,498
Oshkosh	3,738	178,340
PACCAR	7,022	364,231
Parker-Hannifin	3,011	325,339
Pentair	2,294	133,717
†Proto Labs	947	54,509
†RBC Bearings	908	65,830
†Rexnord	5,450	106,984
Snap-on	1,285	202,799
SPX	1,543	22,914
†SPX FLOW	1,543	40,226
Standex International	693	57,263
Stanley Black & Decker	3,315	368,694
Sun Hydraulics	1,373	40,764
Tennant	1,073	57,803
Terex	6,371	129,395
Timken	2,756	84,499
Titan International	2,511	15,568
Toro	1,212	106,898
†TriMas	2,338	42,084
Trinity Industries	7,615	141,411
†Wabash National	3,313	42,075
†WABCO Holdings	640	58,605
Wabtec	2,556	179,508
Watts Water Technologies Class A	935	54,473
Woodward	2,449	141,160
Xylem	3,972	177,350

		8,956,516

Marine–0.08%
†Kirby	2,555	159,406
Matson	2,411	77,851

		237,257

Media–3.79%
AMC Entertainment Holdings	836	23,082
†AMC Networks Class A	1,317	79,573

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Media (continued)
Cable One	373	$190,756
†Carmike Cinemas	952	28,674
CBS Class B	4,223	229,900
†Charter Communications Class A	2,255	515,578
Cinemark Holdings	6,048	220,510
Comcast Class A	48,655	3,171,819
†Discovery Communications Class A	4,731	119,363
†Discovery Communications Class C	7,378	175,965
†DISH Network Class A	1,245	65,238
†DreamWorks Animation SKG Class A	2,769	113,169
Entercom Communications Class A	1,617	21,943
Entravision Communications Class A	4,034	27,108
†EW Scripps Class A	2,389	37,842
Gannett	4,323	59,701
†Gray Television	2,927	31,758
Interpublic Group	3,749	86,602
John Wiley & Sons Class A	2,152	112,291
†Liberty Braves Group Class A	161	2,421
†Liberty Braves Group Class C	328	4,808
†Liberty Broadband Class A	289	17,167
†Liberty Broadband Class C	1,826	109,560
†Liberty Media Group Class A	404	7,733
†Liberty Media Group Class C	820	15,555
†Liberty SiriusXM Group	1,616	50,678
†Liberty SiriusXM Group Class C	3,281	101,284
Lions Gate Entertainment	1,646	33,299
†Live Nation Entertainment	10,275	241,463
†Madison Square Garden Class A	1,023	176,478
†Media General	5,975	102,710
Meredith	2,878	149,397
†MSG Networks	1,805	27,689
National CineMedia	1,816	28,112
New Media Investment Group	1,344	24,286
New York Times Class A	5,350	64,735
News Class A	5,632	63,923
News Class B	3,085	36,002
Nexstar Broadcasting Group Class A	1,017	48,389
Omnicom Group	1,610	131,199
†Radio One Class D	4,509	14,384
†Reading International Class A	1,404	17,536
Regal Entertainment Group Class A	2,450	53,998
Saga Communications Class A	635	25,108
Scholastic	1,447	57,316
Scripps Networks Interactive Class A	1,051	65,446
Sinclair Broadcast Group Class A	3,808	113,707
†Sirius XM Holdings	11,685	46,156
†Starz	2,034	60,857
TEGNA	11,796	273,313
Time	5,270	86,744
Time Warner	12,501	919,324
Twenty-First Century Fox Class A	10,541	285,134
Twenty-First Century Fox Class B	3,842	104,695

LVIP Dimensional U.S. Core Equity 2 Fund–18

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Media (continued)
Viacom Class A	245	$11,373
Viacom Class B	10,326	428,219
Walt Disney	15,011	1,468,376

		10,779,446

Metals & Mining–0.99%
†AK Steel Holding	3,697	17,228
Alcoa	20,424	189,330
Allegheny Technologies	5,267	67,154
Carpenter Technology	2,176	71,656
†Century Aluminum	3,850	24,371
†Cliffs Natural Resources	3,601	20,418
†Coeur Mining	2,410	25,691
Commercial Metals	5,148	87,001
Compass Minerals International	1,855	137,622
Ferroglobe	4,379	37,703
Freeport-McMoRan	23,928	266,558
Haynes International	793	25,439
Hecla Mining	10,532	53,713
Kaiser Aluminum	589	53,251
Materion	886	21,937
Newmont Mining	13,016	509,186
Nucor	6,617	326,946
†Real Industry	1,000	7,770
Reliance Steel & Aluminum	2,776	213,474
Royal Gold	2,168	156,139
†Ryerson Holding	977	17,098
Schnitzer Steel Industries	1,849	32,542
Southern Copper	1,449	39,094
Steel Dynamics	4,360	106,820
†Stillwater Mining	6,473	76,770
SunCoke Energy	2,834	16,494
TimkenSteel	1,111	10,688
United States Steel	5,656	95,360
Worthington Industries	2,328	98,474

		2,805,927

Multiline Retail–0.63%
Big Lots	3,892	195,028
Dillard’s Class A	1,631	98,839
Dollar General	2,824	265,456
†Dollar Tree	1,535	144,658
Fred’s Class A	1,654	26,646
†J.C. Penney	11,378	101,037
Kohl’s	7,841	297,331
Macy’s	4,309	144,825
Nordstrom	2,036	77,470
Target	6,526	455,645

		1,806,935

Multi-Utilities–0.59%
Ameren	1,996	106,946
Avista	1,450	64,960

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Multi-Utilities (continued)
Black Hills	1,344	$84,726
CenterPoint Energy	3,594	86,256
CMS Energy	2,292	105,111
Consolidated Edison	1,274	102,481
Dominion Resources	2,607	203,164
DTE Energy	1,439	142,634
MDU Resources Group	4,003	96,072
NiSource	2,352	62,375
NorthWestern	889	56,069
Public Service Enterprise Group	1,961	91,402
SCANA	1,055	79,821
Sempra Energy	914	104,214
TECO Energy	4,083	112,854
Unitil	413	17,623
Vectren	1,526	80,374
WEC Energy Group	1,223	79,862

		1,676,944

Oil, Gas & Consumable Fuels–5.67%
Alon USA Energy	3,142	20,360
Anadarko Petroleum	3,251	173,116
†Antero Resources	2,341	60,819
Apache	2,588	144,074
†Bill Barrett	1,360	8,690
†Bonanza Creek Energy	2,878	5,785
Cabot Oil & Gas	5,517	142,008
California Resources	53	643
†Callon Petroleum	3,597	40,394
†Carrizo Oil & Gas	3,361	120,492
†Cheniere Energy	1,742	65,412
Cheniere Energy Partners Holdings	654	13,034
Chevron	15,690	1,644,783
Cimarex Energy	1,047	124,928
†Clayton Williams Energy	850	23,341
†Clean Energy Fuels	3,382	11,736
†Cloud Peak Energy	4,877	10,047
†Cobalt International Energy	20,470	27,430
Columbia Pipeline Group	2,707	69,001
†Concho Resources	1,430	170,556
ConocoPhillips	10,313	449,647
CONSOL Energy	8,148	131,101
†Contango Oil & Gas	934	11,432
†Continental Resources	2,604	117,883
CVR Energy	1,979	30,675
Delek U.S. Holdings	2,755	36,394
Denbury Resources	6,137	22,032
Devon Energy	2,067	74,929
DHT Holdings	4,056	20,402
†Diamondback Energy	929	84,734
†Dorian LPG	1,500	10,575
Energen	1,954	94,202
EnLink Midstream	3,682	58,581

LVIP Dimensional U.S. Core Equity 2 Fund–19

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
EOG Resources	3,740	$311,991
†EP Energy Class A	5,898	30,552
EQT	1,395	108,015
Exxon Mobil	50,417	4,726,090
GasLog	4,669	60,604
Green Plains	1,678	33,090
†Gulfport Energy	4,653	145,453
Hess	4,223	253,802
HollyFrontier	4,050	96,269
Kinder Morgan	15,377	287,857
†Kosmos Energy	11,880	64,746
†Laredo Petroleum	7,952	83,337
Marathon Oil	12,420	186,424
Marathon Petroleum	9,834	373,299
†Matador Resources	2,842	56,272
†Memorial Resource Development	9,471	150,399
Murphy Oil	5,597	177,705
†Newfield Exploration	2,207	97,505
Noble Energy	6,889	247,108
†Northern Oil and Gas	4,490	20,744
†Oasis Petroleum	1,304	12,179
Occidental Petroleum	5,877	444,066
ONEOK	3,218	152,694
Panhandle Oil and Gas Class A	655	10,919
†Par Pacific Holdings	1,426	21,875
†Parsley Energy Class A	4,190	113,381
PBF Energy Class A	5,183	123,252
†PDC Energy	2,178	125,475
Phillips 66	8,474	672,327
Pioneer Natural Resources	1,420	214,718
QEP Resources	8,570	151,089
Range Resources	2,500	107,850
†Renewable Energy Group	2,053	18,128
†REX American Resources	304	18,188
†Rice Energy	6,040	133,122
†Ring Energy	1,091	9,623
†RSP Permian	3,474	121,208
Scorpio Tankers	8,015	33,663
SemGroup Class A	2,030	66,097
Ship Finance International	3,968	58,488
SM Energy	3,009	81,243
†Southwestern Energy	12,856	161,728
Spectra Energy	2,602	95,311
†Synergy Resources	7,105	47,319
Targa Resources	3,639	153,347
Teekay	3,211	22,894
Teekay Tankers Class A	3,937	11,732
Tesoro	5,098	381,942
Valero Energy	9,585	488,835
Western Refining	5,186	106,987
†Whiting Petroleum	9,496	87,933
Williams	7,087	153,292

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
World Fuel Services	2,351	$111,649
†WPX Energy	9,227	85,903

		16,128,955

Paper & Forest Products–0.21%
†Boise Cascade	1,720	39,474
†Clearwater Paper	1,000	65,370
Deltic Timber	400	26,852
Domtar	2,784	97,468
KapStone Paper and Packaging	4,265	55,488
†Louisiana-Pacific	5,393	93,569
Mercer International	3,828	30,547
Neenah Paper	984	71,212
P.H. Glatfelter	2,023	39,570
†Resolute Forest Products	4,585	24,255
Schweitzer-Mauduit International	1,350	47,628

		591,433

Personal Products–0.29%
Avon Products	14,888	56,277
Coty Class A	784	20,376
†Edgewell Personal Care	2,294	193,637
Estee Lauder Class A	1,109	100,941
†Herbalife	1,198	70,119
Inter Parfums	2,393	68,368
Medifast	651	21,659
Nu Skin Enterprises Class A	2,851	131,688
†Nutraceutical International	800	18,520
†Revlon Class A	2,272	73,113
†USANA Health Sciences	589	65,632

		820,330

Pharmaceuticals–3.18%
†Akorn	1,892	53,894
†Allergan	3,051	705,056
†Amphastar Pharmaceuticals	1,800	29,016
†Assembly Biosciences	746	4,140
Bristol-Myers Squibb	5,206	382,901
†Catalent	4,136	95,087
†Depomed	4,076	79,971
Eli Lilly & Co	4,416	347,760
†Endo International	3,154	49,171
†Horizon Pharma	5,290	87,126
†Impax Laboratories	2,344	67,554
†Jazz Pharmaceuticals	468	66,133
Johnson & Johnson	18,421	2,234,467
†Lannett	1,820	43,298
†Lipocine	800	2,432
†Mallinckrodt	2,737	166,355
†Medicines	1,266	42,576
Merck & Co	21,217	1,222,311
†Mylan	4,628	200,115
†Nektar Therapeutics	1,012	14,401

LVIP Dimensional U.S. Core Equity 2 Fund–20

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Pharmaceuticals (continued)
Perrigo	1,147	$103,998
Pfizer	73,821	2,599,237
Phibro Animal Health Class A	601	11,215
†Prestige Brands Holdings	2,336	129,414
†Sagent Pharmaceuticals	1,088	16,298
†SciClone Pharmaceuticals	2,470	32,258
†Sucampo Pharmaceuticals Class A	1,472	16,148
†Supernus Pharmaceuticals	1,662	33,855
†Taro Pharmaceutical Industries	718	104,541
Zoetis	2,357	111,863

		9,052,591

Professional Services–0.61%
†Advisory Board	1,391	49,227
†CBIZ	2,316	24,110
CDI	963	5,874
CEB	1,233	76,051
†CRA International	465	11,727
Dun & Bradstreet	779	94,913
Equifax	1,093	140,341
Exponent	950	55,489
†Franklin Covey	769	11,789
†FTI Consulting	1,858	75,583
†GP Strategies	1,061	23,013
Heidrick & Struggles International	849	14,331
†Huron Consulting Group	889	53,713
†ICF International	1,623	66,381
†IHS Class A	1,115	128,905
Insperity	1,129	87,193
Kelly Services Class A	1,930	36,612
Kforce	1,334	22,531
Korn/Ferry International	1,988	41,152
ManpowerGroup	1,630	104,874
†Mistras Group	1,280	30,554
†Navigant Consulting	2,107	34,028
Nielsen Holdings	2,553	132,679
†On Assignment	2,338	86,389
Resources Connection	1,629	24,077
Robert Half International	1,469	56,057
†RPX	2,409	22,091
†TriNet Group	2,353	48,919
†TrueBlue	2,288	43,289
†Verisk Analytics Class A	1,563	126,728
†Volt Information Sciences	1,104	6,525

		1,735,145

Real Estate Management & Development–0.37%
Alexander & Baldwin	2,665	96,313
†Altisource Portfolio Solutions	551	15,340
†AV Homes	1,200	14,664
†CBRE Group Class A	9,949	263,450
Consolidated-Tomoka Land	242	11,488

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Real Estate Management & Development (continued)
†Forestar Group	2,419	$28,762
†FRP Holdings	425	14,663
†Howard Hughes	1,519	173,652
Jones Lang LaSalle	997	97,158
Kennedy-Wilson Holdings	3,960	75,082
†Marcus & Millichap	1,782	45,281
RE/MAX Holdings	783	31,524
†Realogy Holdings	4,990	144,810
†St. Joe	647	11,465
†Tejon Ranch	1,057	24,987

		1,048,639

Road & Rail–1.49%
AMERCO	572	214,243
ArcBest	1,150	18,687
†Avis Budget Group	5,552	178,941
Celadon Group	1,233	10,074
†Covenant Transportation Group Class A	696	12,577
CSX	13,282	346,395
†Genesee & Wyoming	2,158	127,214
Heartland Express	4,191	72,881
†Herc Holdings	24,597	272,289
JB Hunt Transport Services	1,269	102,700
Kansas City Southern	2,375	213,964
Knight Transportation	4,095	108,845
Landstar System	1,174	80,607
Marten Transport	1,652	32,710
Norfolk Southern	6,131	521,932
†Old Dominion Freight Line	4,241	255,775
†P.A.M. Transportation Services	682	10,837
†Roadrunner Transportation Systems	1,695	12,645
Ryder System	2,958	180,852
†Saia	1,113	27,981
†Swift Transportation	5,091	78,452
Union Pacific	13,988	1,220,453
Universal Logistics Holdings	1,605	20,705
†USA Truck	643	11,259
Werner Enterprises	3,587	82,393
†YRC Worldwide	1,800	15,840

		4,231,251

Semiconductors & Semiconductor Equipment–3.77%
†Advanced Energy Industries	2,277	86,435
†Advanced Micro Devices	19,495	100,204
†Alpha & Omega Semiconductor	504	7,021
†Amkor Technology	10,511	60,438
Analog Devices	5,082	287,844
Applied Materials	16,985	407,130
†Axcelis Technologies	3,317	8,923
Broadcom	2,690	418,026
Brooks Automation	3,851	43,208

LVIP Dimensional U.S. Core Equity 2 Fund–21

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Cabot Microelectronics	940	$39,800
†CEVA	1,455	39,532
†Cirrus Logic	3,530	136,929
Cohu	1,543	16,742
†Cree	3,952	96,587
Cypress Semiconductor	11,087	116,968
†Diodes	2,152	40,436
†DSP Group	1,135	12,042
†Entegris	5,446	78,804
†Exar	2,144	17,259
†Fairchild Semiconductor International	7,948	157,768
†First Solar	3,707	179,715
†FormFactor	2,689	24,178
†Integrated Device Technology	4,470	89,981
Intel	95,468	3,131,350
Intersil Class A	4,401	59,590
IXYS	1,526	15,641
KLA-Tencor	2,498	182,979
†Kulicke & Soffa Industries	3,123	38,007
Lam Research	2,638	221,750
†Lattice Semiconductor	3,916	20,951
Linear Technology	2,206	102,645
†MACOM Technology Solutions
Holdings	2,103	69,357
Marvell Technology Group	10,091	96,167
Maxim Integrated Products	6,113	218,173
†MaxLinear Class A	265	4,765
Microchip Technology	4,748	241,008
†Micron Technology	22,602	311,004
†Microsemi	3,286	107,386
MKS Instruments	2,064	88,876
†Nanometrics	804	16,715
†NeoPhotonics	1,612	15,362
NVE	106	6,217
NVIDIA	8,978	422,056
†ON Semiconductor	21,153	186,569
†PDF Solutions	980	13,710
†Photronics	2,966	26,427
Power Integrations	1,030	51,572
†Qorvo	2,087	115,328
QUALCOMM	17,872	957,403
†Rambus	3,870	46,750
†Rudolph Technologies	1,382	21,462
†Semtech	2,224	53,065
†Sigma Designs	1,840	11,831
†Silicon Laboratories	1,141	55,612
Skyworks Solutions	4,855	307,224
†SunPower	4,083	63,246
†Synaptics	1,672	89,870
Teradyne	7,963	156,791
Tessera Technologies	2,825	86,558
Texas Instruments	5,615	351,780

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Ultratech	1,171	$26,898
†Veeco Instruments	1,813	30,023
†Xcerra	3,827	22,005
Xilinx	4,840	223,269

		10,733,362

Software–2.51%
†ACI Worldwide	5,324	103,871
Activision Blizzard	3,105	123,051
†Adobe Systems	1,655	158,532
American Software Class A	1,038	10,878
†ANSYS	1,478	134,129
†Aspen Technology	2,177	87,602
†Autodesk	832	45,044
†AVG Technologies	1,738	33,005
†Barracuda Networks	1,654	25,042
Blackbaud	866	58,801
@CA	9,902	325,083
†Cadence Design Systems	2,196	53,363
CDK Global	1,613	89,505
†Citrix Systems	1,638	131,187
Ebix	1,122	53,744
†Electronic Arts	1,721	130,383
†Ellie Mae	1,241	113,738
†EnerNOC	2,209	13,961
Epiq Systems	1,906	27,828
Fair Isaac	869	98,206
†FireEye	1,388	22,860
†Fortinet	636	20,091
†Globant	265	10,428
†Glu Mobile	4,125	9,075
†Guidewire Software	792	48,914
Intuit	1,250	139,513
†Manhattan Associates	1,618	103,762
Mentor Graphics	4,552	96,776
Microsoft	42,391	2,169,147
†MicroStrategy	368	64,407
Monotype Imaging Holdings	1,326	32,659
†NetSuite	231	16,817
†Nuance Communications	10,640	166,303
Oracle	25,592	1,047,481
†Paycom Software	1,636	70,692
Pegasystems	2,820	75,999
†Progress Software	1,691	46,435
†PTC	1,064	39,985
QAD Class A	624	12,024
†Qualys	600	17,886
†Red Hat	1,348	97,865
†Rovi	3,660	57,242
†Rubicon Project	543	7,412
†salesforce.com	772	61,305
†ServiceNow	444	29,482

LVIP Dimensional U.S. Core Equity 2 Fund–22

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
†Silver Spring Networks	2,022	$24,567
†Splunk	369	19,992
SS&C Technologies Holdings	2,154	60,484
Symantec	8,683	178,349
†Synchronoss Technologies	2,028	64,612
†Synopsys	2,397	129,630
†Tableau Software Class A	208	10,175
†Take-Two Interactive Software	790	29,957
†Tangoe	146	1,127
†Telenav	2,040	10,404
†TiVo	4,333	42,897
†Tyler Technologies	267	44,512
†Ultimate Software Group	259	54,465
†VASCO Data Security International	611	10,014
†Verint Systems	1,692	56,056
†VMware Class A	307	17,567
†Workday Class A	310	23,148
†Zedge Class B	591	2,714
†Zynga Class A	33,087	82,387

		7,144,570

Specialty Retail–2.84%
Aaron’s	3,215	70,376
Abercrombie & Fitch	2,976	53,003
Advance Auto Parts	1,957	316,310
American Eagle Outfitters	11,096	176,759
†America’s Car-Mart	623	17,594
†Asbury Automotive Group	1,686	88,920
†Ascena Retail Group	6,778	47,378
†AutoNation	3,062	143,853
†AutoZone	117	92,879
Barnes & Noble	3,386	38,431
†Barnes & Noble Education	2,352	23,873
Bed Bath & Beyond	5,651	244,236
Best Buy	9,485	290,241
Big 5 Sporting Goods	952	8,825
Buckle	1,237	32,150
†Build-A-Bear Workshop	1,134	15,218
†Burlington Stores	1,682	112,206
†Cabela’s	3,342	167,301
Caleres	1,935	46,846
†CarMax	5,650	277,019
Cato Class A	1,385	52,242
Chico’s FAS	4,630	49,587
Children’s Place	1,185	95,013
Citi Trends	672	10,436
†Conn’s	1,428	10,739
CST Brands	3,810	164,135
†Destination XL Group	2,180	9,963
Dick’s Sporting Goods	4,988	224,759
DSW Class A	3,958	83,830
†Express	5,117	74,248

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail (continued)
Finish Line Class A	1,965	$39,673
†Five Below	1,510	70,079
Foot Locker	4,099	224,871
†Francesca’s Holdings	2,149	23,746
GameStop Class A	5,237	139,199
Gap	10,368	220,009
†Genesco	979	62,959
GNC Holdings	4,575	111,127
Group 1 Automotive	1,049	51,779
Guess	4,809	72,375
Haverty Furniture	1,170	21,095
†Hibbett Sports	1,445	50,272
Home Depot	6,317	806,618
†Kirkland’s	1,522	22,343
L Brands	954	64,042
Lithia Motors Class A	1,180	83,863
Lowe’s	4,559	360,936
†MarineMax	1,717	29,137
†Michaels	1,616	45,959
Monro Muffler Brake	1,408	89,492
†Murphy USA	1,923	142,610
†Office Depot	29,000	95,990
†O’Reilly Automotive	492	133,381
Outerwall	714	29,988
Penske Automotive Group	3,989	125,494
Pier 1 Imports	4,414	22,688
Rent-A-Center	3,348	41,113
†Restoration Hardware Holdings	1,494	42,848
Ross Stores	2,018	114,400
†Sally Beauty Holdings	2,786	81,936
†Select Comfort	2,804	59,950
Shoe Carnival	2,309	57,864
Signet Jewelers	1,761	145,124
Sonic Automotive Class A	1,673	28,625
†Sportsman’s Warehouse Holdings	1,747	14,081
Stage Stores	1,354	6,608
Staples	9,501	81,899
Stein Mart	2,840	21,925
Tailored Brands	3,530	44,690
Tiffany & Co	3,739	226,733
TJX	3,336	257,639
Tractor Supply	1,488	135,676
†Ulta Salon Cosmetics & Fragrance	588	143,260
†Urban Outfitters	5,845	160,738
†Vitamin Shoppe	1,290	39,435
†West Marine	1,342	11,259
Williams-Sonoma	2,373	123,704
Winmark	403	40,167
†Zumiez	1,182	16,914

		8,074,683

LVIP Dimensional U.S. Core Equity 2 Fund–23

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals–3.11%
Apple	63,916	$6,110,370
†Avid Technology	1,312	7,623
†Cray	1,200	35,904
Diebold	3,240	80,449
†Eastman Kodak	342	5,499
†Electronics For Imaging	2,085	89,738
EMC	40,541	1,101,499
Hewlett Packard Enterprise	31,225	570,481
HP	7,046	88,427
Lexmark International Class A	2,738	103,359
†NCR	4,463	123,938
NetApp	6,473	159,171
Seagate Technology	3,282	79,950
†Super Micro Computer	1,844	45,823
Western Digital	5,116	241,787

		8,844,018

Textiles, Apparel & Luxury Goods–0.98%
Carter’s	1,244	132,449
Coach	5,149	209,770
Columbia Sportswear	2,562	147,417
†Crocs	2,540	28,651
Culp	857	23,679
†Deckers Outdoor	1,432	82,369
†Fossil Group	2,664	76,004
†G-III Apparel Group	2,017	92,217
Hanesbrands	3,615	90,845
†Iconix Brand Group	2,143	14,487
†Kate Spade & Co.	3,202	65,993
†lululemon athletica	1,188	87,746
†Michael Kors Holdings	8,500	420,580
Movado Group	888	19,252
NIKE Class B	5,604	309,341
Oxford Industries	918	51,977
†Perry Ellis International	696	14,004
PVH	1,822	171,687
Ralph Lauren	1,302	116,685
†Skechers U.S.A. Class A	4,784	142,180
†Steven Madden	2,910	99,464
†Tumi Holdings	2,630	70,326
†Under Armour Class A	1,470	58,991
†Under Armour Class C	602	21,922
†Unifi	789	21,484
†Vera Bradley	1,584	22,445
VF	1,510	92,850
†Vince Holding	660	3,619
Wolverine World Wide	4,658	94,651

		2,783,085

Thrifts & Mortgage Finance–0.52%
Astoria Financial	7,927	121,521
Bank Mutual	3,078	23,639

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Thrifts & Mortgage Finance (continued)
BankFinancial	1,093	$13,105
†Beneficial Bancorp	4,148	52,763
†BofI Holding	2,791	49,429
Capitol Federal Financial	7,573	105,643
Charter Financial	652	8,659
Clifton Bancorp	1,283	19,335
Dime Community Bancshares	1,652	28,101
EverBank Financial	5,533	82,220
Federal Agricultural Mortgage Class C	554	19,290
First Defiance Financial	445	17,288
†Flagstar Bancorp	2,553	62,319
†HomeStreet	978	19,482
Kearny Financial	1,435	18,052
†LendingTree	300	26,499
Meridian Bancorp	2,076	30,683
Meta Financial Group	500	25,480
†MGIC Investment	3,265	19,427
New York Community Bancorp	7,159	107,313
†NMI Holdings Class A	2,601	14,253
Northfield Bancorp	2,269	33,649
Northwest Bancshares	4,507	66,839
OceanFirst Financial	1,255	22,803
Oritani Financial	1,953	31,228
†PennyMac Financial Services Class A	471	5,883
†PHH	2,650	35,298
Provident Financial Services	2,912	57,192
Radian Group	2,073	21,601
Territorial Bancorp	299	7,915
TFS Financial	3,206	55,207
TrustCo Bank	5,644	36,178
United Community Financial	2,433	14,793
United Financial Bancorp	2,907	37,733
†Walker & Dunlop	1,799	40,981
Washington Federal	3,292	79,864
Waterstone Financial	984	15,085
WSFS Financial	1,365	43,939

		1,470,689

Tobacco–0.65%
†Alliance One International	554	8,532
Altria Group	9,768	673,601
Philip Morris International	6,303	641,141
Reynolds American	7,493	404,097
Universal	1,006	58,086
Vector Group	2,262	50,714

		1,836,171

Trading Companies & Distributors–0.61%
Air Lease	5,198	139,202
Applied Industrial Technologies	1,738	78,453
†Beacon Roofing Supply	2,365	107,537
†BMC Stock Holdings	506	9,017

LVIP Dimensional U.S. Core Equity 2 Fund–24

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Trading Companies & Distributors (continued)
†CAI International	1,223	$9,173
†DXP Enterprises	500	7,465
Fastenal	2,673	118,654
GATX	1,878	82,576
H&E Equipment Services	1,569	29,858
†HD Supply Holdings	2,077	72,321
Kaman	1,200	51,024
†MRC Global	5,251	74,617
MSC Industrial Direct	1,779	125,526
†NOW	602	10,920
†Rush Enterprises Class A	1,341	28,899
†Rush Enterprises Class B	547	11,372
TAL International Group	3,138	42,081
Textainer Group Holdings	1,155	12,867
†United Rentals	4,629	310,606
†Veritiv	492	18,489
Watsco	837	117,758
†WESCO International	1,866	96,080
†Willis Lease Finance	616	13,694
WW Grainger	695	157,939

		1,726,128

Transportation Infrastructure–0.06%
Macquarie Infrastructure	1,263	93,525
†Wesco Aircraft Holdings	5,108	68,549

		162,074

Water Utilities–0.15%
American States Water	1,485	65,073
American Water Works	1,625	137,329
Aqua America	1,702	60,693
California Water Service Group	2,214	77,335
Connecticut Water Service	380	21,356

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Water Utilities (continued)
Middlesex Water	539	$23,382
SJW	602	23,707
York Water	500	16,020

		424,895

Wireless Telecommunication Services–0.22%
†Boingo Wireless	459	4,094
Shenandoah Telecommunications	2,679	104,642
Spok Holdings	803	15,390
†Sprint	18,459	83,619
Telephone & Data Systems	4,497	133,381
†T-Mobile U.S	6,009	260,009
†United States Cellular	894	35,107

		636,242

Total Common Stock (Cost $293,542,017)		283,074,709

RIGHT–0.00%
†@=Dyax	1,518	1,685

Total Right (Cost $1,685)		1,685

MONEY MARKET FUND–0.72%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	2,042,696	2,042,696

Total Money Market Fund (Cost $2,042,696)		2,042,696

TOTAL VALUE OF SECURITIES–100.19% (Cost $295,586,398)	285,119,090
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.19%)	(531,597)

NET ASSETS APPLICABLE TO 29,378,667 SHARES OUTSTANDING–100.00%	$284,587,493

NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL U.S. CORE EQUITY 2 FUND STANDARD CLASS ($278,156,305 / 28,714,090 Shares)	$9.687
NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL U.S. CORE EQUITY 2 FUND SERVICE CLASS ($6,431,188 / 664,577 Shares)	$9.677

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$318,358,835
Undistributed net investment income	2,251,925
Accumulated net realized loss on investments	(25,555,959)
Net unrealized depreciation of investments	(10,467,308)

Total net assets	$284,587,493

†	Non-income producing for the period.

«	Includes $899,767 payable for securities purchased and $100,854 due to manager and affiliates as of June 30, 2016.

LVIP Dimensional U.S. Core Equity 2 Fund–25

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

@	Illiquid security. At June 30, 2016, the aggregate value of illiquid securities was $1,154,557, which represents 0.41% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2016, the aggregate value of fair valued securities was $1,685, which represents 0.00% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

Summary of Abbreviations:

ADR–American Depositary Receipt

IT–Information Technology

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Core Equity 2 Fund–26

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Operations

Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME:
Dividends	$2,974,421
Foreign tax withheld	(518)

2,973,903

EXPENSES:
Management fees	1,068,353
Accounting and administration expenses	38,030
Professional fees	18,455
Reports and statements to shareholders	6,687
Distribution fees-Service Class	6,034
Custodian fees	5,499
Trustees’ fees and expenses	4,371
Pricing fees.	3,013
Consulting fees	429
Other	1,416

1,152,287
Less management fees waived	(430,309)

Total operating expenses	721,978

NET INVESTMENT INCOME	2,251,925

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(21,646,535)
Foreign currencies	31
Futures contracts	(3,791,154)

Net realized loss	(25,437,658)

Net change in unrealized appreciation (depreciation) of investments	16,466,971

NET REALIZED AND UNREALIZED LOSS	(8,970,687)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,718,762)

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Core Equity 2 Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/16 (unaudited)	5/1/15* to 12/31/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,251,925	$3,865,447
Net realized gain (loss)	(25,437,658)	1,153,112
Net change in unrealized appreciation (depreciation)	16,466,971	(26,934,279)

Net decrease in net assets resulting from operations	(6,718,762)	(21,915,720)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(3,850,926)
Service Class	—	(25,214)
Net realized gain:
Standard Class	—	(1,289,681)
Service Class	—	(10,903)
Return of capital:
Standard Class	—	(52,974)
Service Class	—	(46)

	—	(5,229,744)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	27,256,459	464,079,351
Service Class	3,852,904	5,729,539
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	5,193,581
Service Class	—	36,163

	31,109,363	475,038,634

Cost of shares redeemed:
Standard Class	(162,518,614)	(21,990,024)
Service Class	(1,328,947)	(1,858,693)

	(163,847,561)	(23,848,717)

Increase (Decrease) in net assets derived from capital share transactions	(132,738,198)	451,189,917

NET INCREASE (DECREASE) IN NET ASSETS	(139,456,960)	424,044,453
NET ASSETS:
Beginning of period	424,044,453	—

End of period	$284,587,493	$424,044,453

Undistributed net investment income	$2,251,925	$—

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Core Equity 2 Fund–27

LVIP Dimensional U.S. Core Equity 2 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Dimensional U.S. Core Equity 2 Fund Standard Class
	Six Months Ended 6/30/16[1] (unaudited)	5/1/15[2] to 12/31/15

Net asset value, beginning of period	$ 9.362	$ 10.000

Income (loss) from investment operations:
Net investment income[3]	0.070	0.092
Net realized and unrealized gain (loss)	0.255	(0.611)
Total from investment operations	0.325	(0.519)

Less dividends and distributions from:
Net investment income	—	(0.088)
Net realized gain	—	(0.031)
Return of capital	—	—[4]
Total dividends and distributions	—	(0.119)

Net asset value, end of period	$ 9.687	$ 9.362

Total return[5]	3.47%	(5.21%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$278,156	$420,357
Ratio of expenses to average net assets	0.48%	0.47%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.77%	0.76%
Ratio of net investment income to average net assets	1.53%	1.41%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.24%	1.12%
Portfolio turnover	12%	103%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Return of capital distributions of $52,974 were made by the Fund’s Standard Class, which calculated to be de minimus amount of $0.000 per share.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Core Equity 2 Fund–28

LVIP Dimensional U.S. Core Equity 2 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Dimensional U.S. Core Equity 2 Fund Service Class
	Six Months Ended 6/30/16[1] (unaudited)	5/1/15[2] to 12/31/15
Net asset value, beginning of period	$ 9.364	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.059	0.075
Net realized and unrealized gain (loss)	0.254	(0.609)
Total from investment operations	0.313	(0.534)

Less dividends and distributions from:
Net investment income		(0.071)
Net realized gain	—	(0.031)
Return of capital	—	—[4]
Total dividends and distributions	—	(0.102)

Net asset value, end of period	$ 9.677	$ 9.364

Total return[5]	3.34%	(5.36%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 6,431	$ 3,687
Ratio of expenses to average net assets	0.73%	0.72%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.02%	1.01%
Ratio of net investment income to average net assets	1.28%	1.16%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.99%	0.87%
Portfolio turnover	12%	103%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Return of capital distributions of $46 were made by the Fund’s Service Class, which calculated to be de minimus amount of $0.000 per share.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Core Equity 2 Fund–29

LVIP Dimensional U.S. Core Equity 2 Fund

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional U.S. Core Equity 2 Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek long-term capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2016 and for the open tax year ended December 31, 2015. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2016, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate that portion of realized gains and losses on investments resulting from changes in foreign exchange rates from that which is due to changes in market prices. Both types of changes in gain (loss) are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities

LVIP Dimensional U.S. Core Equity 2 Fund–30

LVIP Dimensional U.S. Core Equity 2 Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2016.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.72% of the average daily net assets of the Fund. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.29% of the Fund’s average daily net assets. The agreement will continue through at least April 30, 2017, and cannot be terminated before that date without the mutual agreement of the Board and the LIAC.

Prior to May 1, 2016, LIAC had contractually agreed to waive its fees and/or reimburse the Fund to the extent that the Fund’s annual operating expenses exceeded 0.53% of the average daily net assets for the Standard Class and 0.78% for the Service Class.

Dimensional Fund Advisors LP (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the sub-adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2016, costs for these administrative and legal services were as follows:

Administrative	$8,396
Legal	2,321

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $212 for the six months ended June 30, 2016.

The Fund offers Standard Class and Service Class shares. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual distribution and/or service fee (“12b-1 Fee”) at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the 12b-1 Fee is limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2016, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$99,538
Distribution fees payable to LFD	1,298
Printing and mailing fees payable to Lincoln Life	18

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

LVIP Dimensional U.S. Core Equity 2 Fund–31

LVIP Dimensional U.S. Core Equity 2 Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

3. Investments

For the six months ended June 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$38,168,541
Sales	172,597,922

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$295,586,398

Aggregate unrealized appreciation	$20,936,050
Aggregate unrealized depreciation	(31,403,358)

Net unrealized depreciation	$(10,467,308)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stock
Aerospace & Defense	$5,726,738	$—	$—	$5,726,738
Air Freight & Logistics	1,556,452	—	—	1,556,452
Airlines	2,092,166	—	—	2,092,166
Auto Components	2,571,892	—	—	2,571,892
Automobiles	2,029,771	—	—	2,029,771
Banks	21,212,816	145,959	—	21,358,775
Beverages	2,812,594	—	—	2,812,594
Biotechnology	4,083,984	—	—	4,083,984
Building Products	1,874,205	—	—	1,874,205
Capital Markets	5,784,054	—	—	5,784,054
Chemicals	7,229,447	—	—	7,229,447
Commercial Services & Supplies	4,379,074	—	—	4,379,074
Communications Equipment	4,545,124	—	—	4,545,124
Construction & Engineering	1,685,415	—	—	1,685,415
Construction Materials	664,649	—	—	664,649
Consumer Finance	3,227,237	—	—	3,227,237
Containers & Packaging	2,678,634	—	—	2,678,634
Distributors	574,007	—	—	574,007
Diversified Consumer Services	1,166,894	—	—	1,166,894
Diversified Financial Services	2,756,631	—	—	2,756,631

LVIP Dimensional U.S. Core Equity 2 Fund–32

LVIP Dimensional U.S. Core Equity 2 Fund

Notes to Financial Statements (continued)

3. Investments (continued)

	Level 1	Level 2	Level 3	Total
Diversified Telecommunication Services	$8,816,963	$—	$—	$8,816,963
Electric Utilities	2,765,200	—	—	2,765,200
Electrical Equipment	2,203,848	—	—	2,203,848
Electronic Equipment, Instruments & Components	4,921,174	—	—	4,921,174
Energy Equipment & Services	3,915,282	—	—	3,915,282
Food & Staples Retailing	6,803,674	—	—	6,803,674
Food Products	5,677,708	—	—	5,677,708
Gas Utilities	1,305,239	—	—	1,305,239
Health Care Equipment & Supplies	6,386,726	12,991	—	6,399,717
Health Care Providers & Services	10,163,962	300,647	—	10,464,609
Health Care Technology	631,018	—	—	631,018
Hotels, Restaurants & Leisure	6,490,050	—	—	6,490,050
Household Durables	3,352,051	—	—	3,352,051
Household Products	2,975,374	—	—	2,975,374
Independent Power & Renewable Electricity Producers	801,765	—	—	801,765
Industrial Conglomerates	2,600,430	—	—	2,600,430
Insurance	11,646,665	158,733	—	11,805,398
Internet & Catalog Retail	2,474,736	—	—	2,474,736
Internet Software & Services	5,169,457	—	—	5,169,457
IT Services	7,528,518	174,768	—	7,703,286
Leisure Products	918,449	—	—	918,449
Life Sciences Tools & Services	2,374,252	—	—	2,374,252
Machinery	8,868,722	87,794	—	8,956,516
Marine	237,257	—	—	237,257
Media	10,779,446	—	—	10,779,446
Metals & Mining	2,805,927	—	—	2,805,927
Multiline Retail	1,806,935	—	—	1,806,935
Multi-Utilities	1,676,944	—	—	1,676,944
Oil, Gas & Consumable Fuels	16,128,955	—	—	16,128,955
Paper & Forest Products	591,433	—	—	591,433
Personal Products	820,330	—	—	820,330
Pharmaceuticals	9,052,591	—	—	9,052,591
Professional Services	1,735,145	—	—	1,735,145
Real Estate Management & Development	1,048,639	—	—	1,048,639
Road & Rail	4,231,251	—	—	4,231,251
Semiconductors & Semiconductor Equipment	10,733,362	—	—	10,733,362
Software	6,819,487	325,083	—	7,144,570
Specialty Retail	8,074,683	—	—	8,074,683
Technology Hardware, Storage & Peripherals	8,844,018	—	—	8,844,018
Textiles, Apparel & Luxury Goods	2,783,085	—	—	2,783,085
Thrifts & Mortgage Finance	1,470,689	—	—	1,470,689
Tobacco	1,836,171	—	—	1,836,171
Trading Companies & Distributors	1,726,128	—	—	1,726,128
Transportation Infrastructure	162,074	—	—	162,074
Water Utilities	424,895	—	—	424,895
Wireless Telecommunication Services	636,242	—	—	636,242
Money Market Fund	2,042,696	—	—	2,042,696
Rights	—	—	1,685	1,685

Total	$283,911,430	$1,205,975	$1,685	$285,119,090

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Dimensional U.S. Core Equity 2 Fund–33

LVIP Dimensional U.S. Core Equity 2 Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/16	5/1/15* to 12/31/15
Shares sold:
Standard Class	2,960,625	46,599,995
Service Class	413,042	587,670
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	547,789
Service Class	—	3,813

	3,373,667	47,739,267

Shares redeemed:
Standard Class	(19,145,089)	(2,249,230)
Service Class	(142,267)	(197,681)

	(19,287,356)	(2,446,911)

Net increase (decrease)	(15,913,689)	45,292,356

* Date of commencement of operations.

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. No futures contracts were outstanding at June 30, 2016.

The effect of derivative instruments on the Statement of Operation for the six months ended June 30, 2016 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(3,791,154)	$—

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2016. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2016.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$3,644,478	$—

LVIP Dimensional U.S. Core Equity 2 Fund–34

LVIP Dimensional U.S. Core Equity 2 Fund

Notes to Financial Statements (continued)

6. Market Risk

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2016. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. As of June 30, 2016, there were no Rule 144A securities. Illiquid securities are identified on the Statement of Net Assets.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Dimensional U.S. Core Equity 2 Fund–35

LVIP Franklin Templeton Global Equity Managed Volatility Fund

(formerly LVIP Templeton Growth Managed Volatility

Fund)

a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2016

LVIP Franklin Templeton Global Equity Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Disclosure

        OF FUND EXPENSES (unaudited)

For the Period January 1, 2016 to June 30, 2016

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*
Actual
Standard Class Shares	$1,000.00	$964.30	0.75%	$3.66
Service Class Shares	1,000.00	963.10	1.00%	4.88
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.13	0.75%	$3.77
Service Class Shares	1,000.00	1,019.89	1.00%	5.02

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Franklin Templeton Global Equity Managed Volatility Fund–1

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)

As of June 30, 2016

Security Type/Country	Percentage of Net Assets
Common Stock	88.89%
Argentina	0.05%
Belgium	0.00%
Canada	0.11%
Denmark	0.08%
Finland	0.12%
France	3.99%
Germany	3.37%
Hong Kong	2.68%
Ireland	0.55%
Israel	0.89%
Italy	0.88%
Japan	2.83%
Netherlands	2.21%
Norway	0.91%
Portugal	0.40%
Republic of Korea	2.00%
Singapore	0.57%
South Africa	0.03%
Spain	0.34%
Sweden	0.22%
Switzerland	2.76%
Taiwan	0.26%
Thailand	0.40%
United Kingdom	7.39%
United States	55.85%
Corporate Bonds	0.11%
Senior Secured Loan	0.02%
Preferred Stock	0.09%
Money Market Fund	6.84%
Short-Term Investment	1.83%
Total Value of Securities	97.78%
Receivables and Other Assets Net of Liabilities	2.22%
Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of Net Assets
Aerospace & Defense	3.17%
Air Freight & Logistics	0.47%
Airlines	0.36%
Auto Components	1.63%
Automobiles	1.43%
Banks	6.31%
Beverages	1.16%
Biotechnology	2.40%
Building Products	0.43%

Sector	Percentage of Net Assets
Capital Markets	0.85%
Chemicals	4.21%
Commercial Services & Supplies	0.52%
Communications Equipment	0.71%
Construction Materials	0.96%
Consumer Finance	0.66%
Containers & Packaging	0.19%
Diversified Financial Services	0.69%
Diversified Telecommunication Services	2.00%
Electric Utilities	0.09%
Electrical Equipment	0.62%
Electronic Equipment, Instruments & Components	0.69%
Energy Equipment & Services	2.53%
Food & Staples Retailing	3.02%
Food Products	1.32%
Health Care Equipment & Supplies	5.19%
Health Care Providers & Services	0.70%
Health Care Technology	0.13%
Hotels, Restaurants & Leisure	0.97%
Household Durables	0.15%
Household Products	0.92%
Independent Power & Renewable Electricity Producers	0.04%
Industrial Conglomerates	2.22%
Insurance	3.73%
Internet & Catalog Retail	0.79%
Internet Software & Services	2.23%
IT Services	1.43%
Life Sciences Tools & Services	0.52%
Machinery	2.19%
Marine	0.08%
Media	2.86%
Metals & Mining	0.63%
Multiline Retail	0.96%
Oil, Gas & Consumable Fuels	5.99%
Pharmaceuticals	7.14%
Professional Services	0.04%
Real Estate Investment Trusts	0.40%
Semiconductors & Semiconductor Equipment	2.65%
Software	4.65%
Specialty Retail	1.39%
Technology Hardware, Storage & Peripherals	2.05%
Textiles, Apparel & Luxury Goods	0.60%
Tobacco	0.46%
Trading Companies & Distributors	0.27%
Wireless Telecommunication Services	1.31%
Total	89.11%

LVIP Franklin Templeton Global Equity Managed Volatility Fund–2

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Security Type/Country and Sector Allocations and Top 10 Equity Holdings (continued)

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Microsoft	2.26%
Medtronic	1.49%
Samsung Electronics	1.21%
Stryker	1.10%
Albemarle	1.08%
Roper Technologies	1.02%
Walgreens Boots Alliance	1.01%
Alphabet Class A	0.97%
Becton Dickinson	0.88%
JPMorgan Chase	0.86%
Total	11.88%

LVIP Franklin Templeton Global Equity Managed Volatility Fund–3

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Statement of Net Assets

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–88.89%
Argentina–0.05%
MercadoLibre	2,800	$393,876

		393,876

Belgium–0.00%
Ion Beam Applications	500	23,689

		23,689

Canada–0.11%
Empire Class A	26,400	392,541
Open Text	9,464	559,890

		952,431

Denmark–0.08%
AP Moeller - Maersk Class B	488	637,404

		637,404

Finland–0.12%
Nokia	95,800	545,623
Nokia ADR	85,700	487,633

		1,033,256

France–3.99%
Accor	19,000	728,007
AXA	181,296	3,584,696
BNP Paribas	128,610	5,640,260
Cie de Saint-Gobain	95,520	3,620,743
Cie Generale des Etablissements Michelin	43,590	4,107,948
Credit Agricole	221,860	1,865,162
Sanofi	62,166	5,164,921
Societe Generale	12,400	387,945
Technip	46,680	2,526,554
TOTAL	81,550	3,910,814
Zodiac Aerospace	85,480	1,994,119

		33,531,169

Germany–3.37%
Bayer	32,540	3,268,152
Commerzbank	28,372	184,769
Deutsche Boerse	19,310	1,586,408
Deutsche Lufthansa	254,850	2,996,404
Deutsche Telekom	28,600	487,695
HeidelbergCement	37,930	2,857,345
Infineon Technologies ADR	160,316	2,327,788
LANXESS	83,610	3,668,213
Merck	39,030	3,967,127
METRO	80,010	2,460,797
†QIAGEN	88,954	1,938,510
Siemens ADR	21,096	2,164,239
thyssenkrupp	20,400	410,047

		28,317,494

■Hong Kong–2.68%
AIA Group	423,000	2,543,806

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
■Hong Kong (continued)
†Baidu ADR	16,800	$2,774,520
China Life Insurance	896,000	1,931,886
China Pacific Insurance Group	144,400	489,393
China Shenhua Energy	201,200	374,212
China Telecom	10,447,800	4,698,550
CRRC	1,502,500	1,351,134
Jardine Strategic Holdings	12,700	384,426
Kunlun Energy	1,416,000	1,178,371
†Michael Kors Holdings	17,750	878,270
NetEase ADR	3,600	695,592
Sands China	73,700	249,394
Sinopharm Group	529,600	2,544,034
Tencent Holdings	69,000	1,582,837
Weichai Power	796,000	819,584

		22,496,009

Ireland–0.55%
CRH	158,269	4,612,015

		4,612,015

Israel–0.89%
†Check Point Software Technologies	11,200	892,416
†Mobileye	1,300	59,982
Teva Pharmaceutical Industries ADR	130,522	6,556,120

		7,508,518

Italy–0.88%
CNH Industrial	42,400	307,555
Enel	178,500	792,441
Eni	267,576	4,309,893
UniCredit	901,101	1,981,750

		7,391,639

Japan–2.83%
Konica Minolta	251,800	1,834,253
Nissan Motor	537,300	4,795,037
Omron	86,500	2,823,427
SoftBank Group	94,300	5,332,861
Suntory Beverage & Food	99,300	4,493,437
†Toshiba	608,000	1,656,193
Toyota Motor ADR	28,081	2,807,819

		23,743,027

Netherlands–2.21%
Akzo Nobel	58,620	3,641,522
ASML Holding New York Shares	5,500	545,655
ING Groep CVA	292,882	3,030,132
Koninklijke KPN	257,200	916,773
Koninklijke Philips	37,920	941,792
NN Group	89,490	2,463,519
†NXP Semiconductors	11,000	861,740
Royal Dutch Shell Class B	222,390	6,144,321

		18,545,454

LVIP Franklin Templeton Global Equity Managed Volatility Fund–4

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Norway–0.91%
†Subsea 7	287,940	$2,830,304
Telenor	288,550	4,776,374

		7,606,678

Portugal–0.40%
Galp Energia	238,290	3,314,216

		3,314,216

Republic of Korea–2.00%
Hana Financial Group	98,564	2,003,894
Hyundai Mobis	15,070	3,315,451
Hyundai Motor	2,100	248,412
KB Financial Group	26,583	755,913
Samsung Electronics	8,141	10,138,405
SK Hynix	10,800	307,335

		16,769,410

Singapore–0.57%
Broadcom	7,400	1,149,960
DBS Group Holdings	134,605	1,587,117
Singapore Telecommunications	671,160	2,072,957

		4,810,034

South Africa–0.03%
Naspers Class N	1,900	290,121

		290,121

Spain–0.34%
Telefonica	303,840	2,884,601

		2,884,601

Sweden–0.22%
Getinge Class B	87,360	1,803,635

		1,803,635

Switzerland–2.76%
†ABB	219,490	4,344,168
Chubb	35,680	4,663,733
†Credit Suisse Group	283,712	3,022,219
†LafargeHolcim	15,000	627,563
Novartis	13,610	1,123,350
Novartis ADR	16,200	1,336,662
Roche Holding	20,570	5,428,008
Roche Holding ADR	32,000	1,051,530
Swiss Re	15,350	1,340,675
Syngenta	510	195,763

		23,133,671

Taiwan–0.26%
Taiwan Semiconductor Manufacturing ADR	82,870	2,173,680

		2,173,680

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Thailand–0.40%
Bangkok Bank NVDR	740,300	$3,351,350

		3,351,350

United Kingdom–7.39%
ARM Holdings ADR	20,600	937,506
†Atlassian	5,300	137,270
Aviva	610,960	3,220,547
BAE Systems	511,820	3,583,028
Barclays	1,851,100	3,442,836
BP	107,730	630,599
BP ADR	189,219	6,719,167
British American Tobacco	18,540	1,201,930
GlaxoSmithKline	312,710	6,715,450
†Glencore	947,270	1,952,438
HSBC Holdings	828,050	5,071,243
HSBC Holdings	68,700	425,634
Imperial Brands	14,300	775,529
Kingfisher	670,588	2,880,232
†Liberty Global LiLAC	1,185	38,510
Lloyds Banking Group	2,187,420	1,584,328
Marks & Spencer Group	333,010	1,426,124
Petrofac	171,850	1,786,313
RELX	58,700	1,080,927
Royal Dutch Shell Class A	52,762	1,447,284
Royal Dutch Shell (London Shares) Class A	19,560	537,219
RSA Insurance Group	58,500	392,089
Sky	356,460	4,050,614
Standard Chartered	482,532	3,660,959
†Tesco	1,161,300	2,727,425
Vodafone Group	297,100	905,816
Vodafone Group ADR	150,792	4,657,965

		61,988,982

United States–55.85%
†2U	2,600	76,466
Abbott Laboratories	97,500	3,832,725
AbbVie	36,100	2,234,951
Accenture Class A	49,900	5,653,171
Acuity Brands	3,500	867,860
†Adobe Systems	13,800	1,321,902
Aflac	35,400	2,554,464
Air Products & Chemicals	47,000	6,675,880
Albemarle	114,500	9,080,995
†Alleghany	300	164,874
Allegheny Technologies	118,350	1,508,963
†Allergan	23,690	5,474,522
Allstate	9,494	664,105
†Ally Financial	15,200	259,464
†Alphabet Class A	11,570	8,139,842
†Alphabet Class C	1,700	1,176,570
Altria Group	10,600	730,976

LVIP Franklin Templeton Global Equity Managed Volatility Fund–5

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United States (continued)
†Amazon.com	6,300	$4,508,406
American International Group	90,510	4,787,074
American Tower	11,000	1,249,710
Amgen	43,670	6,644,391
Amphenol Class A	10,900	624,897
Anadarko Petroleum	3,200	170,400
†ANSYS	5,400	490,050
Apache	89,030	4,956,300
Apple	36,220	3,462,632
Applied Materials	86,300	2,068,611
Archer-Daniels-Midland	107,800	4,623,542
†Aspen Technology	10,800	434,592
†athenahealth	3,400	469,234
B/E Aerospace	6,700	309,373
Baker Hughes	72,980	3,293,587
Becton Dickinson	43,600	7,394,124
Bemis	21,600	1,112,184
†Biogen	2,800	677,096
Boeing	2,800	363,636
Bristol-Myers Squibb	9,600	706,080
Bunge	65,500	3,874,325
C.R. Bard	4,100	964,156
Capital Bank Financial	12,100	348,480
Capital One Financial	82,640	5,248,466
Carlisle	46,800	4,945,824
Caterpillar	10,950	830,119
CBS Class B	15,100	822,044
†Celgene	17,900	1,765,477
†Cerner	2,700	158,220
†Charter Communications Class A	2,641	603,848
†Chesapeake Energy	186,080	796,422
Chevron	49,350	5,173,361
Cintas	24,100	2,364,933
Cisco Systems	131,450	3,771,301
CIT Group	15,600	497,796
Citigroup	163,420	6,927,374
Citizens Financial Group	33,200	663,336
Colgate-Palmolive	46,600	3,411,120
Comcast Class A	104,355	6,802,902
ConocoPhillips	44,640	1,946,304
CONSOL Energy	20,300	326,627
Core Laboratories	3,500	433,615
CVS Health	74,980	7,178,585
DENTSPLY SIRONA	17,300	1,073,292
Devon Energy	30,200	1,094,750
†DexCom	11,100	880,563
†DISH Network Class A	10,546	552,610
Donaldson	48,500	1,666,460
Dover	68,700	4,762,284
Eastman Chemical	34,820	2,364,278
Ecolab	27,400	3,249,640
†Edwards Lifesciences	16,500	1,645,545

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United States (continued)
†Electronic Arts	12,500	$947,000
Eli Lilly	15,047	1,184,951
†Ellie Mae	5,500	504,075
EMC	32,200	874,874
EOG Resources	15,000	1,251,300
†EPAM Systems	4,200	270,102
Equifax	2,800	359,520
Equinix	5,500	2,132,515
Erie Indemnity Class A	10,700	1,062,938
Exxon Mobil	25,700	2,409,118
†Facebook Class A	30,400	3,474,112
FedEx	3,200	485,696
†Fiserv	8,300	902,459
Freeport-McMoRan	17,000	189,380
Gap	85,800	1,820,676
General Dynamics	30,300	4,218,972
General Motors	119,640	3,385,812
Gilead Sciences	78,990	6,589,346
Halliburton	133,850	6,062,067
†Henry Schein	5,600	990,080
Hewlett Packard Enterprise	19,300	352,611
Honeywell International	60,500	7,037,360
HP	19,600	245,980
†HubSpot	2,000	86,840
†IDEXX Laboratories	11,000	1,021,460
†Illumina	5,600	786,128
†Incyte	8,200	655,836
Intel	22,000	721,600
Intercontinental Exchange	4,200	1,075,032
International Paper	10,700	453,466
Intuit	8,300	926,363
†Intuitive Surgical	150	99,211
†Ionis Pharmaceuticals	18,820	438,318
Jack Henry & Associates	600	52,362
John Wiley & Sons Class A	43,700	2,280,266
Johnson & Johnson	54,400	6,598,720
Johnson Controls	140,700	6,227,382
JPMorgan Chase	116,310	7,227,503
Kinder Morgan	32,800	614,016
†Kite Pharma	2,700	135,000
†KLX	3,200	99,200
†Knowles	163,530	2,237,090
Lam Research	8,300	697,698
Leggett & Platt	24,900	1,272,639
†Liberty Broadband Class A	8,300	493,020
†Liberty Broadband Class C	3,400	204,000
†Liberty Global Class C	9,500	272,175
†Liberty Ventures Class A	15,200	563,464
Linear Technology	73,300	3,410,649
†LinkedIn Class A	1,610	304,693
†MACOM Technology Solutions Holdings	4,200	138,516

LVIP Franklin Templeton Global Equity Managed Volatility Fund–6

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United States (continued)
Macy’s	83,790	$2,816,182
Marathon Oil	43,465	652,410
MarketAxess Holdings	1,400	203,560
MasterCard Class A	27,500	2,421,650
Matthews International Class A	36,000	2,003,040
McCormick Non-Voting Shares	23,900	2,549,413
McDonald’s	30,000	3,610,200
McKesson	5,500	1,026,575
†Medivation	600	36,180
Medtronic	144,510	12,539,133
Merck & Co.	78,680	4,532,755
MetLife	13,300	529,739
Microsoft	369,860	18,925,736
Monolithic Power Systems	600	40,992
Moody’s	8,000	749,680
Morgan Stanley	158,870	4,127,443
MSCI	2,800	215,936
†Netflix	5,700	521,436
†NetSuite	10,900	793,520
†Nevro	3,500	258,160
News Class A	207,680	2,357,168
NIKE Class B	75,500	4,167,600
NRG Energy	19,900	298,301
Nucor	25,300	1,250,073
NVIDIA	600	28,206
Occidental Petroleum	30,600	2,312,136
Oracle	153,220	6,271,295
†Palo Alto Networks	9,600	1,177,344
†PayPal Holdings	8,200	299,382
Pentair	87,600	5,106,204
PepsiCo	49,240	5,216,486
Perrigo	28,900	2,620,363
Pfizer	108,840	3,832,256
Philip Morris International	3,040	309,229
PNC Financial Services Group	8,800	716,232
Praxair	57,400	6,451,186
†Priceline Group	850	1,061,149
Procter & Gamble	50,800	4,301,236
QUALCOMM	31,400	1,682,098
Raytheon	5,500	747,725
†Regeneron Pharmaceuticals	2,800	977,844
Reynolds American	15,030	810,568
†Rite Aid	42,585	318,962
Rockwell Collins	24,520	2,087,633
Roper Technologies	50,200	8,562,112
Ross Stores	71,400	4,047,666
†salesforce.com	22,000	1,747,020
†SBA Communications Class A	8,900	960,666
Schlumberger	54,600	4,317,768
†ServiceNow	14,000	929,600
†Splunk	2,800	151,704
Stanley Black & Decker	32,150	3,575,723

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United States (continued)
Stryker	77,168	$9,247,041
SunTrust Banks	13,000	534,040
Symantec	45,987	944,573
Target	55,100	3,847,082
Texas Instruments	80,000	5,012,000
Thermo Fisher Scientific	5,500	812,680
Tiffany & Co.	47,600	2,886,464
Time Warner	6,700	492,718
†T-Mobile U.S.	3,200	138,464
Twenty-First Century Fox Class A	123,030	3,327,961
Twenty-First Century Fox Class B	13,800	376,050
†Twilio Class A	2,600	94,900
†Tyler Technologies	4,100	683,511
†Ultimate Software Group	5,600	1,177,624
United Parcel Service Class B	32,000	3,447,040
United Technologies	60,400	6,194,020
UnitedHealth Group	9,300	1,313,160
†Universal Display	1,000	67,800
†VCA	500	33,805
†Veeva Systems Class A	13,600	464,032
Visa Class A	27,500	2,039,675
Voya Financial	79,640	1,971,886
†VWR	13,500	390,150
Walgreens Boots Alliance	101,750	8,472,723
Wal-Mart Stores	52,500	3,833,550
†Waters	2,800	393,820
Wells Fargo	22,000	1,041,260
West Pharmaceutical Services	36,600	2,777,208
†Workday Class A	6,200	462,954
WW Grainger	9,800	2,227,050
@Xerox	42,508	403,401
Xilinx	2,100	96,873
XL Group	28,600	952,666
Yum Brands	42,500	3,524,100
†Zendesk	6,000	158,280

		468,838,533

Total Common Stock (Cost $690,343,721)		746,150,892

	Principal Amount

CORPORATE BONDS–0.11%
Pharmaceuticals–0.04%
Valeant Pharmaceuticals International
#144A 6.375% 10/15/20	336,000	290,640
#144A 6.75% 8/15/21	55,000	47,163
#144A 7.25% 7/15/22	27,000	23,293

		361,096

LVIP Franklin Templeton Global Equity Managed Volatility Fund–7

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Statement of Net Assets (continued)

	Principal Amount	Value (U.S. $)

CORPORATE BONDS (continued)
Software–0.03%
#Veritas US 144A 10.50% 2/1/24	280,000	$238,350

		238,350

Technology Hardware, Storage & Peripherals–0.04%
#Western Digital 144A 10.50% 4/1/24	263,000	282,067

		282,067

Total Corporate Bonds (Cost $860,593)		881,513

SENIOR SECURED LOAN–0.02%
Veritas US Tranche B1, 1st Lien 6.625% 1/27/23	220,448	195,096

Total Senior Secured Loan (Cost $187,361)		195,096

	Number of Shares
PREFERRED STOCK–0.09%
Volkswagen 0.15%	6,300	763,058

Total Preferred Stock (Cost $691,703)		763,058

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–6.84%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	57,412,401	$57,412,401

Total Money Market Fund (Cost $57,412,401)		57,412,401

	Principal Amount

SHORT-TERM INVESTMENT–1.83%
≠Discount Note–1.83%
Federal Home Loan Bank Discount Notes 0.10% 7/1/16	15,365,000	15,365,000

Total Short-Term Investment (Cost $15,365,000)		15,365,000

TOTAL VALUE OF SECURITIES–97.78% (Cost $764,860,779)	820,767,960
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.22%	18,630,918

NET ASSETS APPLICABLE TO 29,268,472 SHARES OUTSTANDING–100.00%	$839,398,878

NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY FUND STANDARD CLASS ($81,113,080 / 2,826,034 Shares)	$28.702

NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY FUND SERVICE CLASS ($758,285,798 / 26,442,438 Shares)	$28.677

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$883,838,171
Undistributed net investment income	7,297,980
Accumulated net realized loss on investments	(100,016,229)
Net unrealized appreciation of investments and derivatives.	48,278,956

TOTAL NET ASSETS	$839,398,878

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2016, the aggregate value of Rule 144A securities was $881,513, which represents 0.11% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

Δ	Securities have been classified by country of origin.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

«

Includes $32,429,993 cash collateral held at broker for futures contracts, $8,565,118 foreign currencies due to broker, $596,243 payable for securities purchased, $219,573 payable for fund shares redeemed and $616,759 due to manager and affiliates as of June 30, 2016.

@	Illiquid security. At June 30, 2016, the aggregate value of illiquid securities was $403,401, which represents 0.05% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

LVIP Franklin Templeton Global Equity Managed Volatility Fund–8

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Statement of Net Assets (continued)

≠ The rate shown is the effective yield at the time of purchase.

The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2016:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	EUR	(9,536)	USD	10,597	7/1/16	$15
BAML	EUR	(3,672,687)	USD	4,067,254	7/21/16	(11,695)
BAML	GBP	39,044	USD	(58,362)	11/23/16	(6,298)
BAML	KRW	(32,459,963)	USD	27,558	8/12/16	(576)
BAML	KRW	(22,769,561)	USD	19,657	11/14/16	(78)
BNYM	EUR	(46,401)	USD	51,206	7/1/16	(289)
CSFB	EUR	224,861	USD	(249,263)	7/21/16	471
CSFB	GBP	(9,752)	USD	13,188	11/23/16	184
CSFB	KRW	(10,262,134)	USD	8,822	8/12/16	(73)
CSFB	KRW	(20,664,351)	USD	17,897	11/14/16	(14)
DB	EUR	(14,305)	USD	15,908	7/1/16	33
HSBC	CAD	(10,158)	USD	7,722	7/19/16	(140)
HSBC	EUR	(2,083,480)	USD	2,311,330	7/21/16	(2,618)
HSBC	GBP	(4,280,904)	USD	6,254,687	11/23/16	546,254
HSBC	KRW	(1,746,050,153)	USD	1,421,490	8/12/16	(91,950)
HSBC	KRW	(51,461,638)	USD	44,507	11/14/16	(97)
SHB	EUR	(28,667)	USD	31,859	7/1/16	45
SSB	CAD	(496,986)	USD	388,474	7/19/16	3,764
SSB	EUR	(4,770)	USD	5,316	7/1/16	23
SSB	EUR	(3,742,894)	USD	4,139,596	7/21/16	(17,328)
SSB	GBP	(52,971)	USD	72,446	11/23/16	1,815

						$421,448

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(465)	British Pound Currency	$ (39,173,180)	$ (38,502,000)	9/20/16	$671,180
(1,595)	E-mini S&P 500 Index	(162,232,994)	(166,693,450)	9/19/16	(4,460,456)
(250)	E-mini S&P MidCap 400 Index	(36,128,226)	(37,325,000)	9/19/16	(1,196,774)
(464)	Euro Currency	(64,483,782)	(64,423,500)	9/20/16	60,282
(2,064)	Euro STOXX 50 Index	(63,859,146)	(65,394,461)	9/19/16	(1,535,315)
(462)	FTSE 100 Index	(37,806,485)	(39,500,783)	9/19/16	(1,694,298)
(381)	Japanese Yen Currency	(46,533,129)	(46,229,587)	9/20/16	303,542
(236)	Nikkei 225 Index (OSE)	(35,454,495)	(35,583,402)	9/9/16	(128,907)

					$(7,980,746)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amount disclosed in the financial statements. The foreign currency exchange contracts and futures contracts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

ADR–American Depositary Receipt

BAML–Bank of America Merrill Lynch

BNYM–Bank of New York Mellon

CAD–Canadian Dollar

CSFB–Credit Suisse First Boston

CVA–Dutch Certificate

DB–Deutsche Bank

EUR–Euro

GBP–British Pound Sterling

LVIP Franklin Templeton Global Equity Managed Volatility Fund–9

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Statement of Net Assets (continued)

Summary of Abbreviations: (continued)

HSBC–Hong Kong Shanghai Bank

KRW–South Korean Won

NVDR–Non-Voting Depository Receipt

OSE–Osaka Securities Exchange

SHB–Svenska Handelsbanken

SSB–State Street Bank

USD–United States Dollar

See accompanying notes, which are an integral part of the Financial Statements.

LVIP Franklin Templeton Global Equity Managed Volatility Fund–10

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Statement of Operations

Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME:
Dividends	$11,530,852
Interest	35,211
Foreign tax withheld	(665,011)

10,901,052

EXPENSES:
Management fees	2,691,572
Distribution fees-Service Class	926,340
Accounting and administration expenses	200,936
Reports and statements to shareholders	104,668
Professional fees	36,518
Custodian fees	21,756
Pricing fees	11,372
Trustees’ fees and expenses	10,876
Consulting fees	2,103
Other	4,070

Total operating expenses	4,010,211

NET INVESTMENT INCOME	6,890,841

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(36,808,798)
Foreign currencies	(15,889,330)
Foreign currency exchange contracts	15,154,363
Futures contracts	(11,235,814)

Net realized loss	(48,779,579)

Net change in unrealized appreciation (depreciation) of:
Investments	19,331,281
Foreign currencies	4,198
Foreign currency exchange contracts	426,923
Futures contracts	(7,856,841)

Net change in unrealized appreciation (depreciation)	11,905,561

NET REALIZED AND UNREALIZED LOSS	(36,874,018)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(29,983,177)

See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$6,890,841	$9,890,332
Net realized loss	(48,779,579)	(26,474,926)
Net change in unrealized appreciation (depreciation)	11,905,561	(55,637,767)

Net decrease in net assets resulting from operations	(29,983,177)	(72,222,361)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,285,476)
Service Class	—	(9,129,336)

	—	(10,414,812)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	5,079,205	6,340,701
Service Class	82,238,413	237,668,382
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,285,476
Service Class	—	9,129,336

	87,317,618	254,423,895

Cost of shares redeemed:
Standard Class	(7,033,061)	(12,403,555)
Service Class	(45,665,367)	(76,179,697)

	(52,698,428)	(88,583,252)

Increase in net assets derived from capital share transactions	34,619,190	165,840,643

NET INCREASE IN NET ASSETS	4,636,013	83,203,470
NET ASSETS:
Beginning of period	834,762,865	751,559,395

End of period	$839,398,878	$834,762,865

Undistributed net investment income	$7,297,980	$407,139

See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Templeton Global Equity Managed Volatility Fund–11

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Franklin Templeton Global Equity Managed Volatility Fund Standard Class
	Six Months Ended 6/30161, [2] (unaudited)	12/31/15	12/31/14	Year ended 12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$29.762	$32.846	$34.021	$ 28.735	$24.161	$25.503

Income (loss) from investment operations:
Net investment income[3]	0.271	0.466	0.650	0.449	0.526	0.553
Net realized and unrealized gain (loss)	(1.331)	(3.100)	(1.322)	5.270	4.582	(1.339)

Total from investment operations	(1.060)	(2.634)	(0.672)	5.719	5.108	(0.786)

Less dividends and distributions from:
Net investment income	—	(0.450)	(0.503)	(0.433)	(0.534)	(0.556)

Total dividends and distributions	—	(0.450)	(0.503)	(0.433)	(0.534)	(0.556)

Net asset value, end of period	$28.702	$29.762	$32.846	$ 34.021	$28.735	$24.161

Total return[4]	(3.57% )	(8.02% )	(1.99% )	19.93%	21.21%	(3.09% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$81,113	$86,144	$99,743	$107,183	$94,499	$90,320
Ratio of expenses to average net assets	0.75%	0.74%	0.75%	0.79%	0.83%	0.83%
Ratio of net investment income to average net assets	1.90%	1.43%	1.89%	1.43%	1.99%	2.12%
Portfolio turnover	92%	11%	11%	14%	15%	29%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]

Effective February 8, 2016, Franklin Advisers, Inc., Franklin Advisory Services, LLC, and Franklin Mutual Advisers, LLC are responsible for the day-to-day management of the Fund’s investment portfolio. Effective May 1, 2016, SSGA Funds Management, Inc. was added as a sub-adviser for the Fund’s managed volatility strategy.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Templeton Global Equity Managed Volatility Fund–12

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Franklin Templeton Global Equity Managed Volatility Fund Service Class
	Six Months Ended 6/30/161, [2] (unaudited)	12/31/15	12/31/14	Year Ended 12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$29.773	$32.853	$34.024	$28.742	$24.171	$25.512

Income (loss) from investment operations:
Net investment income[3]	0.235	0.383	0.563	0.374	0.461	0.483
Net realized and unrealized gain (loss)	(1.331)	(3.093)	(1.319)	5.261	4.578	(1.333)

Total from investment operations	(1.096)	(2.710)	(0.756)	5.635	5.039	(0.850)

Less dividends and distributions from:
Net investment income	—	(0.370)	(0.415)	(0.353)	(0.468)	(0.491)

Total dividends and distributions	—	(0.370)	(0.415)	(0.353)	(0.468)	(0.491)

Net asset value, end of period	$28.677	$29.773	$32.853	$34.024	$28.742	$24.171

Total return[4]	(3.69% )	(8.25% )	(2.23% )	19.63%	20.91%	(3.34% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$758,286	$748,619	$651,816	$421,681	$179,169	$140,358
Ratio of expenses to average net assets	1.00%	0.99%	1.00%	1.04%	1.08%	1.08%
Ratio of net investment income to average net assets	1.65%	1.18%	1.64%	1.18%	1.74%	1.87%
Portfolio turnover	92%	11%	11%	14%	15%	29%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]

Effective February 8, 2016, Franklin Advisers, Inc., Franklin Advisory Services, LLC, and Franklin Mutual Advisers, LLC are responsible for the day-to-day management of the Fund’s investment portfolio. Effective May 1, 2016, SSGA Funds Management, Inc. was added as a sub-adviser for the Fund’s managed volatility strategy.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Templeton Global Equity Managed Volatility Fund–13

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust, The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Franklin Templeton Global Equity Managed Volatility Fund (formerly LVIP Templeton Growth Managed Volatility Fund) (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to provide long-term capital growth, which it seeks to achieve through a flexible policy of investing primarily in stocks of companies organized in the United States or in any foreign nation. A portion of the Fund may also be invested in debt obligations of companies and governments of any nation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between their bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement price. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2016 and for all open tax years (years ended December 31, 2012–December 31, 2015) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2016, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate that portion of realized gains and losses on investments resulting from changes in foreign exchange rates from that which is due to changes in market prices. Both types of changes in gain/loss are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date

LVIP Franklin Templeton Global Equity Managed Volatility Fund–14

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2016.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2016.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisers, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $200 million of the average daily net assets of the Fund; 0.65% of the next $300 million; and 0.60% of average daily net assets in excess of $500 million.

Templeton Investment Counsel, LLC and, effective February 8, 2016, Franklin Advisers, Inc., Franklin Advisory Services, LLC, and Franklin Mutual Advisers, LLC (the “Sub-Advisers”) are each responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisers a fee based on their respective managed portion of the Fund’s average daily net assets. Effective May 1, 2016 SSGA Funds Management, Inc., (“SSGA”) is responsible for managing the Fund’s volatility management overlay. Prior to May 1, 2016, LIAC was responsible for managing the Fund’s volatility management overlay. For these services, LIAC, not the Fund, pays SSGA a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administrative expenses” on the Statement of Operations. For the six months ended June 30, 2016, costs for these administrative and legal services were as follows:

Administrative	$21,640
Legal	5,953

Lincoln Life also performs daily trading operations. The cost of these services is included in “Accounting and administrative expenses” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $16,720 for the six months ended June 30, 2016.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $67,574 for the six months ended June 30, 2016.

The Fund offers Standard Class and Service Class Shares. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual distribution and/or service fee (“12b-1 Fee”) at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the 12b-1 Fee is limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

LVIP Franklin Templeton Global Equity Managed Volatility Fund–15

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

At June 30, 2016, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$454,578
Distribution fees payable to LFD	157,145
Printing and mailing fees payable to Lincoln Life	5,036

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$360,860,443
Sales	669,384,675

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$764,860,779

Aggregate unrealized appreciation	$115,341,470
Aggregate unrealized depreciation	(59,434,289)

Net unrealized appreciation	$55,907,181

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

As of December 31, 2015, the Fund had the following capital loss carryforwards for federal income tax purposes:

Pre-Enactment Short-Term Capital Losses Expiring In	Post-Enactment Losses (No Expiration)*
2017	Short-Term	Long-Term	Total
$13,508,734	$29,865,795	$6,448,248	$49,822,777

*Capital loss carryovers with no expiration must be utilized first.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Franklin Templeton Global Equity Managed Volatility Fund–16

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

	Level 1	Level 2	Total
Common Stock
Argentina	$393,876	$—	$393,876
Belgium	—	23,689	23,689
Canada	952,431	—	952,431
Denmark	—	637,404	637,404
Finland	487,633	545,623	1,033,256
France	—	33,531,169	33,531,169
Germany	4,492,027	23,825,467	28,317,494
Hong Kong	4,348,382	18,147,627	22,496,009
Ireland	—	4,612,015	4,612,015
Israel	7,508,518	—	7,508,518
Italy	—	7,391,639	7,391,639
Japan	2,807,819	20,935,208	23,743,027
Netherlands	1,407,395	17,138,059	18,545,454
Norway	—	7,606,678	7,606,678
Portugal	—	3,314,216	3,314,216
Republic of Korea	—	16,769,410	16,769,410
Singapore	1,149,960	3,660,074	4,810,034
South Africa	—	290,121	290,121
Spain	—	2,884,601	2,884,601
Sweden	—	1,803,635	1,803,635
Switzerland	7,051,925	16,081,746	23,133,671
Taiwan	2,173,680	—	2,173,680
Thailand	—	3,351,350	3,351,350
United Kingdom	12,490,418	49,498,564	61,988,982
United States	468,435,132	403,401	468,838,533
Corporate Bonds	—	881,513	881,513
Senior Secured Loan	—	195,096	195,096
Preferred Stock	—	763,058	763,058
Money Market Fund	57,412,401	—	57,412,401
Short-Term Investments	—	15,365,000	15,365,000

Total	$571,111,597	$249,656,363	$820,767,960

Foreign Currency Exchange Contracts	$—	$421,448	$421,448

Futures Contracts	$(7,980,746)	$—	$(7,980,746)

There were no Level 3 investments at the beginning or end of the period.

As a result of utilizing international fair value pricing at June 30, 2016, a portion of the portfolio was categorized as Level 2.

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Franklin Templeton Global Equity Managed Volatility Fund–17

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/16	Year Ended 12/31/15
Shares sold:
Standard Class	176,398	195,251
Service Class	2,888,185	7,337,267
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	42,833
Service Class	—	304,096

	3,064,583	7,879,447

Shares redeemed:
Standard Class	(244,783)	(380,395)
Service Class	(1,590,079)	(2,337,361)

	(1,834,862)	(2,717,756)

Net increase	1,229,721	5,161,691

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it owns that are denominated in foreign currencies. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

LVIP Franklin Templeton Global Equity Managed Volatility Fund–18

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Fair values of derivative instruments as of June 30, 2016 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Currency contracts (Foreign currency exchange contracts)	Receivables and other assets net of liabilities	$552,604	Receivables and other assets net of liabilities	$(131,156)
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(9,015,750)
Currency contracts (Futures contracts)	Receivables and other assets net of liabilities	1,035,004	Receivables and other assets net of liabilities	—

Total		$1,587,608		$(9,146,906)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Foreign currency exchange contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$15,154,363	$426,923
Equity contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(6,982,247)	(8,508,747)
Currency contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(4,253,567)	651,906

Total		$3,918,549	$(7,429,918)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2016. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2016.

	Asset Derivative Volume	Liability Derivative Volume
Foreign currency exchange contracts (average cost)	$ 593,875	$ 15,878,461
Futures contracts (average notional value)	$6,993,273	$245,273,663

6. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (the Act), as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

LVIP Franklin Templeton Global Equity Managed Volatility Fund–19

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Notes to Financial Statements (continued)

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Franklin Templeton Global Equity Managed Volatility Fund–20

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Other Fund Information (unaudited)

Approval of Subadvisory Agreement

On January 6, 2016, the Board of Trustees of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things the approval of the sub-advisory agreement with SSGA Funds Management, Inc. (“SSGA FM”) (the “Sub-Advisory Agreement”) for the Fund. The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC, The Lincoln National Life Insurance Company (“Lincoln Life”) and SSGA FM prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to approval of investment sub-advisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LIAC, Lincoln Life and SSGA FM provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including in-person presentations by representatives of SSGA FM, information about proposed sub-advisory fees and compliance and regulatory matters. The Board noted that SSGA FM provided sub-advisory services to other funds in the Trust. After reviewing the information received, the Independent Trustees requested supplemental information, and LIAC and SSGA FM provided materials in response. The Board determined that, given the totality of the information provided with respect to the Sub-Advisory Agreement, the Board had received sufficient information to approve the Sub-Advisory Agreement. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and employees of Lincoln Life, LIAC and SSGA FM to consider the approval of the Sub-Advisory Agreement.

Based upon its review, the Board concluded that it was in the best interests of the Fund that the Sub-Advisory Agreement be approved for the Fund. In considering the approval of the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Nature, Extent and Quality of Services. In considering the approval of the Sub-Advisory Agreement between LIAC and SSGA FM with respect to the Funds, the Board considered the nature, extent and quality of services to be provided by SSGA FM under the Sub-Advisory Agreement. The Board considered that SSGA FM provided sub-advisory services to other funds in the Trust and that the Board had reviewed extensive information provided by SSGA FM in connection with the annual contract renewal process most recently concluded in September 2015. The Board noted that State Street Global Advisors (“SSGA”), an affiliate of SSGA FM, has served as a consultant to LIAC with respect to the managed volatility overlay for the Fund and that LIAC proposed to delegate the responsibility of managing the Fund’s managed volatility overlay to SSGA FM as sub-adviser. The Board considered the criteria provided by LIAC in recommending SSGA FM be appointed a sub-adviser for the Fund’s managed volatility overlay, including historical modeling and noted that the Board was familiar with the managed volatility overlay services provided by SSGA as a consultant to LIAC with respect to the Fund. The Board reviewed the services to be provided by SSGA FM, the backgrounds of the investment professionals proposed to service the Fund, SSGA’s consulting work for LIAC with respect to the managed volatility overlay for the Fund and the reputation, resources and investment approach of SSGA FM. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board concluded that the services to be provided by SSGA FM were expected to be satisfactory.

Performance. With respect to performance, the Board considered that SSGA has served as a risk management consultant to LIAC with respect to the managed volatility overlay for the Fund and that the Board received quarterly performance information from LIAC and also from Morningstar, Inc. as part of the annual contract renewal process. The Board concluded that the services to be provided by SSGA FM were expected to be acceptable.

Sub-Advisory Fee and Economies of Scale. The Board reviewed the proposed sub-advisory fee schedule and noted SSGA FM’s statement that it does not sub-advise any portfolios with similar investment objectives. The Board considered that the sub-advisory fee schedule was negotiated between LIAC and SSGA FM, an unaffiliated third party and that LIAC would compensate SSGA FM from its fees. The Board concluded that the proposed sub-advisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered that the sub-advisory fee schedule was negotiated between LIAC and SSGA FM, an unaffiliated third party, and that LIAC would compensate SSGA FM from its fees. The Board reviewed materials provided by SSGA FM as to any additional benefits it receives and noted that SSGA FM indicated that it indirectly benefits from association with the Fund in the marketplace.

Overall Conclusions

Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Sub-Advisory Agreement are fair and reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the Fund.

LVIP Franklin Templeton Global Equity Managed Volatility Fund–21

LVIP Franklin Templeton Multi-Asset Opportunities Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2016

LVIP Franklin Templeton Multi-Asset

Opportunities Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2016 to June 30, 2016

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers and reimbursements in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*

Actual
Standard Class Shares	$1,000.00	$986.30	0.57%	$2.82
Service Class Shares	1,000.00	985.00	0.82%	4.05

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.03	0.57%	$2.87
Service Class Shares	1,000.00	1,020.79	0.82%	4.12

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Franklin Templeton Multi-Asset Opportunities Fund–1

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Security Type/Sector Allocations, Top 10 Equity Holdings and Geography Allocations (unaudited)

As of June 30, 2016

Sector and geographical designations may be different than those presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	26.17%
U.S. Markets	13.09%
Aerospace & Defense	0.13%
Automobiles	0.14%
Banks	0.86%
Biotechnology	0.66%
Capital Markets	0.18%
Chemicals	0.10%
Communications Equipment	0.12%
Consumer Finance	0.24%
Diversified Financial Services	0.11%
Electronic Equipment, Instruments & Components	0.13%
Energy Equipment & Services	0.47%
Food & Staples Retailing	0.31%
Health Care Equipment & Supplies	0.23%
Insurance	0.20%
Internet Software & Services	0.30%
Machinery	0.22%
Media	0.73%
Metals & Mining	0.10%
Multiline Retail	0.15%
Oil, Gas & Consumable Fuels	0.54%
Pharmaceuticals	0.53%
Real Estate Investment Trusts	5.61%
Semiconductors & Semiconductor Equipment	0.11%
Software	0.82%
Technology Hardware, Storage & Peripherals	0.10%
Developed Markets	11.27%
Aerospace & Defense	0.28%
Airlines	0.16%
Auto Components	0.18%
Automobiles	0.45%
Banks	1.47%
Beverages	0.30%
Building Products	0.20%
Capital Markets	0.16%
Chemicals	0.42%
Construction Materials	0.43%
Diversified Financial Services	0.10%
Diversified Telecommunication Services	0.60%
Electrical Equipment	0.21%
Electronic Equipment, Instruments & Components	0.14%
Energy Equipment & Services	0.40%
Food & Staples Retailing	0.29%
Health Care Equipment & Supplies	0.14%
Industrial Conglomerates	0.20%
Insurance	0.68%
Life Sciences Tools & Services	0.12%
Media	0.20%

Security Type/Sector	Percentage of Net Assets
Metals & Mining	0.12%
Multiline Retail	0.08%
Oil, Gas & Consumable Fuels	1.45%
Pharmaceuticals	1.56%
Semiconductors & Semiconductor Equipment	0.15%
Specialty Retail	0.13%
Technology Hardware, Storage & Peripherals	0.10%
Textiles, Apparel & Luxury Goods	0.04%
Wireless Telecommunication Services	0.51%
Emerging Markets	1.81%
Auto Components	0.14%
Banks	0.30%
Diversified Telecommunication Services	0.21%
Health Care Providers & Services	0.18%
Insurance	0.11%
Internet Software & Services	0.09%
Machinery	0.17%
Semiconductors & Semiconductor Equipment	0.09%
Technology Hardware, Storage & Peripherals	0.52%
Exchange-Traded Funds	4.61%
Investment Companies	50.54%
Money Market Fund	18.99%
Total Value of Securities	100.31%
Liabilities Net of Receivables and Other Assets	(0.31%)
Total Net Assets	100.00%

LVIP Franklin Templeton Multi-Asset Opportunities Fund–2

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Security Type/Sector Allocations, Top 10 Equity Holdings and Geography Allocations (continued)

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Franklin Growth Fund	13.68%
Franklin U.S. Government Securities Fund	11.93%
Franklin Total Return Fund	10.68%
Franklin Rising Dividends Fund	5.27%
Templeton Global Bond Fund	4.18%
ishares Core S&P 500 ETF	2.83%
Franklin Mutual European Fund	2.63%
Franklin Utilities Fund	2.16%
iShares iBoxx $ High Yield Corporate Bond ETF	1.78%
Simon Property Group	0.53%
Total	55.67%

Geography	Percentage of Net Assets
China	0.76%
France	1.65%
Germany	1.52%
Hong Kong	0.20%
Ireland	0.27%
Israel	0.31%
Italy	0.34%
Japan	1.32%
Netherlands	0.86%
Norway	0.38%
Portugal	0.19%
Republic of Korea	0.80%
Singapore	0.29%
Spain	0.18%
Sweden	0.14%
Switzerland	0.84%
Taiwan	0.10%
Thailand	0.16%
United Kingdom	2.77%
United States	68.24%
Total	81.32%

LVIP Franklin Templeton Multi-Asset Opportunities Fund–3

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Statement of Net Assets

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–26.17%
U.S. MARKETS–13.09%
Aerospace & Defense–0.13%
Rockwell Collins	180	$15,325

		15,325

Automobiles–0.14%
General Motors	580	16,414

		16,414

Banks–0.86%
Citigroup	930	39,423
JPMorgan Chase	770	47,848
SunTrust Banks	380	15,610

		102,881

Biotechnology–0.66%
Amgen	240	36,516
Gilead Sciences	450	37,539
†Ionis Pharmaceuticals	180	4,192

		78,247

Capital Markets–0.18%
Morgan Stanley	810	21,044

		21,044

Chemicals–0.10%
Eastman Chemical	170	11,543

		11,543

Communications Equipment–0.12%
Cisco Systems	480	13,771

		13,771

Consumer Finance–0.24%
Capital One Financial	460	29,215

		29,215

Diversified Financial Services–0.11%
Voya Financial	520	12,875

		12,875

Electronic Equipment, Instruments & Components–0.13%
†Knowles	1,110	15,185

		15,185

Energy Equipment & Services–0.47%
Baker Hughes	390	17,601
Halliburton	860	38,949

		56,550

Food & Staples Retailing–0.31%
CVS Health	200	19,148
Walgreens Boots Alliance	210	17,487

		36,635

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Health Care Equipment & Supplies–0.23%
Medtronic	310	$26,899

		26,899

Insurance–0.20%
American International Group	460	24,329

		24,329

Internet Software & Services–0.30%
†Alphabet Class A	50	35,177

		35,177

Machinery–0.22%
Stanley Black & Decker	240	26,693

		26,693

Media–0.73%
Comcast Class A	740	48,241
News Class A	1,520	17,252
Twenty-First Century Fox Class A	800	21,640

		87,133

Metals & Mining–0.10%
Allegheny Technologies	890	11,348

		11,348

Multiline Retail–0.15%
Macy’s	540	18,149

		18,149

Oil, Gas & Consumable Fuels–0.54%
Apache	460	25,608
†Chesapeake Energy	1,010	4,323
Chevron	150	15,725
ConocoPhillips	280	12,208
Devon Energy	190	6,888

		64,752

Pharmaceuticals–0.53%
†Allergan	158	36,512
Merck & Co.	220	12,674
Pfizer	400	14,084

		63,270

Real Estate Investment Trusts–5.61%
Alexandria Real Estate Equities	300	31,056
Apartment Investment & Management	940	41,510
Boston Properties	200	26,380
Coresite Realty	500	44,345
Duke Realty	1,200	31,992
Education Realty Trust	510	23,531
Equity LifeStyle Properties	400	32,020
Extra Space Storage	600	55,524
First Industrial Realty Trust	1,300	36,166
General Growth Properties	1,060	31,609

LVIP Franklin Templeton Multi-Asset Opportunities Fund–4

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Investment Trusts (continued)
Kilroy Realty	400	$26,516
Kimco Realty	700	21,966
Physicians Realty Trust	930	19,539
Realty Income	600	41,616
Regency Centers	440	36,841
Simon Property Group	290	62,901
Summit Hotel Properties	2,200	29,128
UDR	1,020	37,658
Ventas	530	38,595

		668,893

Semiconductors & Semiconductor Equipment–0.11%
Applied Materials	550	13,184

		13,184

Software–0.82%
Microsoft	1,160	59,357
Oracle	930	38,065

		97,422

Technology Hardware, Storage & Peripherals–0.10%
Apple	130	12,428

		12,428

Total U.S. Markets (Cost $1,446,428)		1,559,362

§DEVELOPED MARKETS–11.27%
Aerospace & Defense–0.28%
BAE Systems	2,880	20,162
Zodiac Aerospace	550	12,831

		32,993

Airlines–0.16%
Deutsche Lufthansa	1,610	18,930

		18,930

Auto Components–0.18%
Cie Generale des Etablissements Michelin	230	21,675

		21,675

Automobiles–0.45%
Nissan Motor	3,900	34,805
Toyota Motor ADR	183	18,298

		53,103

Banks–1.47%
Barclays	10,400	19,343
BNP Paribas	710	31,137
Credit Agricole	2,010	16,898
DBS Group Holdings	1,000	11,791
HSBC Holdings	5,200	31,846

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Banks (continued)
ING Groep CVA	2,040	$21,106
Lloyds Banking Group	16,370	11,857
Standard Chartered	2,549	19,339
UniCredit	5,353	11,773

		175,090

Beverages–0.30%
Suntory Beverage & Food	800	36,201

		36,201

Building Products–0.20%
Cie de Saint-Gobain	630	23,881

		23,881

Capital Markets–0.16%
†Credit Suisse Group	1,776	18,919

		18,919

Chemicals–0.42%
Akzo Nobel	420	26,091
LANXESS	540	23,691

		49,782

Construction Materials–0.43%
CRH	1,120	32,637
HeidelbergCement	250	18,833

		51,470

Diversified Financial Services–0.10%
Deutsche Boerse	140	11,502

		11,502

Diversified Telecommunication Services–0.60%
Singapore Telecommunications	7,400	22,856
Telefonica	2,317	21,997
Telenor	1,610	26,650

		71,503

Electrical Equipment–0.21%
†ABB	1,250	24,740

		24,740

Electronic Equipment, Instruments & Components–0.14%
Omron	500	16,320

		16,320

Energy Equipment & Services–0.40%
Petrofac	1,340	13,929
†Subsea 7	1,900	18,676
Technip	270	14,614

		47,219

Food & Staples Retailing–0.29%
METRO	540	16,608

LVIP Franklin Templeton Multi-Asset Opportunities Fund–5

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Food & Staples Retailing (continued)
†Tesco	7,480	$17,568

		34,176

Health Care Equipment & Supplies–0.14%
Getinge Class B	830	17,136

		17,136

Industrial Conglomerates–0.20%
Siemens ADR	129	13,234
†Toshiba	4,000	10,896

		24,130

Insurance–0.68%
AIA Group	2,200	13,230
Aviva	3,750	19,767
AXA	1,160	22,936
NN Group	400	11,011
Swiss Re	160	13,974

		80,918

Life Sciences Tools & Services–0.12%
†QIAGEN	660	14,383

		14,383

Media–0.20%
Sky	2,130	24,204

		24,204

Metals & Mining–0.12%
†Glencore	6,850	14,119

		14,119

Multiline Retail–0.08%
Marks & Spencer Group	2,150	9,207

		9,207

Oil, Gas & Consumable Fuels–1.45%
BP ADR	1,218	43,251
Eni	1,747	28,139
Galp Energia	1,650	22,949
Kunlun Energy	12,000	9,986
Royal Dutch Shell Class B	1,590	43,929
TOTAL	520	24,937

		173,191

Pharmaceuticals–1.56%
Bayer	220	22,096
GlaxoSmithKline	1,470	31,568
Merck	240	24,394
Novartis	130	10,730
Roche Holding	120	31,666
Sanofi	340	28,248

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Industries ADR	747	$37,522

		186,224

Semiconductors & Semiconductor Equipment–0.15%
Infineon Technologies ADR	1,200	17,424

		17,424

Specialty Retail–0.13%
Kingfisher	3,760	16,150

		16,150

Technology Hardware, Storage & Peripherals–0.10%
Konica Minolta	1,700	12,384

		12,384

Textiles, Apparel & Luxury Goods–0.04%
†Michael Kors Holdings	100	4,948

		4,948

Wireless Telecommunication Services–0.51%
SoftBank Group	500	28,276
Vodafone Group ADR	1,057	32,651

		60,927

Total Developed Markets (Cost $1,727,691)		1,342,849

×EMERGING MARKETS–1.81%
Auto Components–0.14%
Hyundai Mobis	77	16,940

		16,940

Banks–0.30%
Bangkok Bank NVDR	4,300	19,466
Hana Financial Group	553	11,243
KB Financial Group ADR	168	4,781

		35,490

Diversified Telecommunication Services–0.21%
China Telecom	56,000	25,184

		25,184

Health Care Providers & Services–0.18%
Sinopharm Group	4,400	21,136

		21,136

Insurance–0.11%
China Life Insurance	6,000	12,937

		12,937

Internet Software & Services–0.09%
†Baidu ADR	70	11,561

		11,561

LVIP Franklin Templeton Multi-Asset Opportunities Fund–6

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Machinery–0.17%
CRRC	15,300	$13,759
Weichai Power	6,000	6,178

		19,937

Semiconductors & Semiconductor Equipment–0.09%
Taiwan Semiconductor Manufacturing ADR	432	11,331

		11,331

Technology Hardware, Storage & Peripherals–0.52%
Samsung Electronics GDR	100	61,857

		61,857

Total Emerging Markets (Cost $236,012)		216,373

Total Common Stock (Cost $3,410,131)		3,118,584

EXCHANGE-TRADED FUNDS–4.61%
iShares Core S&P 500 ETF	1,600	337,120
iShares iBoxx $ High Yield Corporate Bond ETF	2,500	211,725

Total Exchange-Traded Funds (Cost $511,208)		548,845

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–50.54%
²Franklin Growth Fund	21,887	$1,630,135
²Franklin Mutual European Fund	17,489	313,046
²Franklin Rising Dividends Fund	12,102	627,383
² Franklin Total Return Fund	127,978	1,273,378
²Franklin U.S. Government Securities Fund	222,534	1,421,995
²Franklin Utilities Fund	13,624	257,766
²Templeton Global Bond Fund	44,046	498,604

Total Investment Companies (Cost $6,031,932)		6,022,307

MONEY MARKET FUND–18.99%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	2,262,728	2,262,728

Total Money Market Fund (Cost $2,262,728)		2,262,728

TOTAL VALUE OF SECURITIES–100.31% (Cost $12,215,999)	11,952,464
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.31%)	(37,303)

NET ASSETS APPLICABLE TO 1,275,637 SHARES OUTSTANDING–100.00%	$11,915,161

NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON MULTI-ASSET OPPORTUNITIES FUND STANDARD CLASS ($1,005,645 / 107,549 Shares)	$9.351

NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON MULTI-ASSET OPPORTUNITIES FUND SERVICE CLASS ($10,909,516 / 1,168,088 Shares)	$9.340

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$12,734,717
Undistributed net investment income	88,187
Accumulated net realized loss on investments	(624,105)
Net unrealized depreciation of investments and derivatives	(283,638)

TOTAL NET ASSETS	$11,915,161

²	Class R-6 shares.

†	Non-income producing for the period.

«

Includes $71 payable for fund shares redeemed, $96,307 payable for securities purchased, $9,194 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $6,834 due to manager and affiliates and $7 prepaid printing and mailing fees to Lincoln Life at June 30, 2016.

×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

LVIP Franklin Templeton Multi-Asset Opportunities Fund–7

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Statement of Net Assets (continued)

The following foreign currency exchange contract and swap contracts were outstanding at June 30, 2016:1

Foreign Currency Exchange Contract

Counterparty	Contracts to Receive (Deliver)	In Exchange For	Settlement Date	Unrealized Appreciation (Depreciation)
BNYM	EUR (357)	USD 393	7/1/16	$(2)

Index Swap Contracts

Notional Value	Expiration Date	Description	Unrealized Appreciation (Depreciation)
$725,000	5/24/17	Agreement with Barclays to receive the notional amount multiplied by the change in value of an index[2] of a custom basket of securities and to pay the notional amount multiplied by the fixed rate of 0.70%	$(3,884)
$449,000	4/19/17	Agreement with Societe Generale to receive the notional amount multiplied by the change in value of an index[3] of a custom basket of securities and to pay the notional amount multiplied by the floating rate of 0.97%	(23,085)

			$(26,969)

The use of swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

2The Barclays TrendSTAR + Alt Roll Index is a proprietary index of Barclays, which is calculated and published by Barclays Risk Analytics and Index Solutions Limited, a wholly owned subsidiary of Barclays.

3The SGI Vol Invest Smart Beta Index is a proprietary index of Societe Generale, which is maintained and calculated by Standard & Poor’s by contract with Societe Generale.

Summary of Abbreviations:

ADR–American Depositary Receipt

BNYM–Bank of New York Mellon

CVA–Dutch Certificate

ETF–Exchange-Traded Fund

EUR–European Monetary Unit

GDR–Global Depositary Receipt

NVDR–Non-Voting Depositary Receipt

USD–United States Dollar

See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Templeton Multi-Asset Opportunities Fund–8

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Statement of Operations

Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME:
Dividends	$120,533
Foreign tax withheld	(4,164)

116,369

EXPENSES:
Management fees	43,328
Professional fees	16,570
Pricing fees	15,847
Distribution fees-Service Class	13,217
Reports and statements to shareholders	3,957
Custodian fees	1,676
Accounting and administration expenses	1,366
Consulting fees	861
Trustees’ fees and expenses	145
Other	62

97,029
Less management fees waived	(16,176)
Less expenses reimbursed	(34,706)

Total operating expenses	46,147

NET INVESTMENT INCOME	70,222

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(651,231)
Foreign currencies	174
Foreign currency exchange contracts	90
Swap contracts	7,963

Net realized loss	(643,004)

Net change in unrealized appreciation (depreciation) of:
Investments	385,001
Foreign currencies	(37)
Foreign currency exchange contracts	(2)
Swap contracts	(1,984)

Net change in unrealized appreciation (depreciation)	382,978

NET REALIZED AND UNREALIZED LOSS	(260,026)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(189,804)

See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$70,222	$156,931
Net realized gain (loss)	(643,004)	52,695
Net change in unrealized appreciation (depreciation)	382,978	(578,939)

Net decrease in net assets resulting from operations	(189,804)	(369,313)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(12,795)
Service Class	—	(107,656)
Net realized gain on investments:
Standard Class	—	(6,668)
Service Class	—	(68,807)

	—	(195,926)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	9,118	7,131
Service Class	395,210	1,672,575
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	19,463
Service Class	—	176,463

	404,328	1,875,632

Cost of shares redeemed:
Standard Class	(4,197)	(17,325)
Service Class	(223,594)	(94,922)

	(227,791)	(112,247)

Increase in net assets derived from capital share transactions	176,537	1,763,385

NET INCREASE (DECREASE) IN NET ASSETS	(13,267)	1,198,146
NET ASSETS:
Beginning of period	11,928,428	10,730,282

End of period	$11,915,161	$11,928,428

Undistributed net investment income	$88,187	$17,965

See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Templeton Multi-Asset Opportunities Fund–9

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Financial Highlights

Select data for each share of the Fund outstanding through each period were as follows:

	LVIP Franklin Templeton Multi-Asset Opportunities Fund Standard Class

	Six Months Ended 6/30/16[1] (unaudited)	12/31/15	5/1/14[2] to 12/31/14

Net asset value, beginning of period	$9.487	$9.938	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.066	0.161	0.165
Net realized and unrealized loss	(0.202)	(0.429)	(0.053)

Total from investment operations	(0.136)	(0.268)	0.112

Less dividends and distributions from:
Net investment income	—	(0.120)	(0.174)
Net realized gain	—	(0.063)	—

Total dividends and distributions	—	(0.183)	(0.174)

Net asset value, end of period	$9.351	$9.487	$9.938

Total return[4]	(1.37% )	(2.76% )	1.11%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,006	$1,015	$1,054
Ratio of expenses to average net assets[5]	0.57%	0.57%	0.57%
Ratio of expenses to average net assets prior to expenses waived/ reimbursed[5]	1.45%	1.46%	1.33%
Ratio of net investment income to average net assets	1.44%	1.61%	2.43%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.56%	0.72%	1.68%
Portfolio turnover	48%	55%	25%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Templeton Multi-Asset Opportunities Fund–10

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Financial Highlights (continued)

Select data for each share of the Fund outstanding through each period were as follows:

	LVIP Franklin Templeton Multi-Asset Opportunities Fund Service Class

	Six Months Ended 6/30/16[1] (unaudited)	12/31/15	5/1/14[2] to 12/31/14

Net asset value, beginning of period	$9.488	$9.938	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.055	0.136	0.148
Net realized and unrealized loss	(0.203)	(0.428)	(0.053)

Total from investment operations	(0.148)	(0.292)	0.095

Less dividends and distributions from:
Net investment income	—	(0.095)	(0.157)
Net realized gain	—	(0.063)	—

Total dividends and distributions	—	(0.158)	(0.157)

Net asset value, end of period	$9.340	$9.488	$9.938

Total return[4]	(1.50% )	(3.00% )	0.94%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10,909	$10,913	$9,676
Ratio of expenses to average net assets[5]	0.82%	0.82%	0.82%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	1.70%	1.71%	1.58%
Ratio of net investment income to average net assets	1.19%	1.36%	2.18%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.31%	0.47%	1.43%
Portfolio turnover	48%	55%	25%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Templeton Multi-Asset Opportunities Fund–11

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Franklin Templeton Multi-Asset Opportunities Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek long-term growth of capital.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities and exchange-traded funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value. Index swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2016 and for all open tax years (years ended December 31, 2014–December 31, 2015) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2016, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate that portion of realized gains and losses on investments resulting from changes in foreign exchange rates from that which is due to changes in market prices. Both types of changes in gain/loss are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

LVIP Franklin Templeton Multi-Asset Opportunities Fund–12

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. Income and capital gains distributions from investment companies are recorded on the ex-dividend date. Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in “Net realized gain from investments” on the Statement of Operations and totaled $2 for the six months ended June 30, 2016. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2016.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the average daily net assets of the Fund. LIAC has contractually agreed to waive 0.28% of the average daily net assets of the Fund’s advisory fee. This agreement will continue through at least April 30, 2017, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.57% of the average daily net assets for the Standard Class and 0.82% for the Service Class. This agreement will continue through at least April 30, 2017, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Franklin Advisers, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For its services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2016, fees for these administrative and legal services were as follows:

Administrative	$238
Legal	66

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $785 for the six months ended June 30, 2016.

The Fund offers Standard Class and Service Class shares. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual distribution and/or service fee (“12b-1 Fee”) at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the

LVIP Franklin Templeton Multi-Asset Opportunities Fund–13

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

12b-1 Fee is limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2016, the Fund had receivables due from, liabilities payable and prepaid expenses to affiliates as follows:

Expense reimbursement receivable from LIAC	$9,194
Management fees payable to LIAC	4,596
Distribution fees payable to LFD	2,238
Prepaid printing and mailing fees to Lincoln Life	7

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

At June 30, 2016, Lincoln Life owned 96.43% of the Standard Class and 79.56% of the Service Class shares of the Fund.

3. Investments

For the six months ended June 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$4,727,879
Sales	5,326,040

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$12,215,999

Aggregate unrealized appreciation	$357,627
Aggregate unrealized depreciation	(621,162)

Net unrealized depreciation	$(263,535)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

	Level 1	Level 2	Total
Common Stock
U.S. Markets
Aerospace & Defense	$15,325	$—	$15,325
Automobiles	16,414	—	16,414
Banks	102,881	—	102,881
Biotechnology	78,247	—	78,247
Capital Markets	21,044	—	21,044
Chemicals	11,543	—	11,543

LVIP Franklin Templeton Multi-Asset Opportunities Fund–14

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Notes to Financial Statements (continued)

3. Investments (continued)

	Level 1	Level 2	Total
Communications Equipment	$13,771	$—	$13,771
Consumer Finance	29,215	—	29,215
Diversified Financial Services	12,875	—	12,875
Electronic Equipment, Instruments & Components	15,185	—	15,185
Energy Equipment & Services	56,550	—	56,550
Food & Staples Retailing	36,635	—	36,635
Health Care Equipment & Supplies	26,899	—	26,899
Insurance	24,329	—	24,329
Internet Software & Services	35,177	—	35,177
Machinery	26,693	—	26,693
Media	87,133	—	87,133
Metals & Mining	11,348	—	11,348
Multiline Retail	18,149	—	18,149
Oil, Gas & Consumable Fuels	64,752	—	64,752
Pharmaceuticals	63,270	—	63,270
Real Estate Investment Trusts	668,893	—	668,893
Semiconductors & Semiconductor Equipment	13,184	—	13,184
Software	97,422	—	97,422
Technology Hardware, Storage & Peripherals	12,428	—	12,428
Developed Markets
Aerospace & Defense	—	32,993	32,993
Airlines	—	18,930	18,930
Auto Components	—	21,675	21,675
Automobiles	18,298	34,805	53,103
Banks	—	175,090	175,090
Beverages	—	36,201	36,201
Building Products	—	23,881	23,881
Capital Markets	—	18,919	18,919
Chemicals	—	49,782	49,782
Construction Materials	—	51,470	51,470
Diversified Financial Services	—	11,502	11,502
Diversified Telecommunication Services	—	71,503	71,503
Electrical Equipment	—	24,740	24,740
Electronic Equipment, Instruments & Components	—	16,320	16,320
Energy Equipment & Services	—	47,219	47,219
Food & Staples Retailing	—	34,176	34,176
Health Care Equipment & Supplies	—	17,136	17,136
Industrial Conglomerates	13,234	10,896	24,130
Insurance	—	80,918	80,918
Life Sciences Tools & Services	—	14,383	14,383
Media	—	24,204	24,204
Metals & Mining	—	14,119	14,119
Multiline Retail	—	9,207	9,207
Oil, Gas & Consumable Fuels	43,251	129,940	173,191
Pharmaceuticals	37,522	148,702	186,224
Semiconductors & Semiconductor Equipment	17,424	—	17,424
Specialty Retail	—	16,150	16,150
Technology Hardware, Storage & Peripherals	—	12,384	12,384
Textiles, Apparel & Luxury Goods	4,948	—	4,948
Wireless Telecommunication Services	32,651	28,276	60,927
Emerging Markets
Auto Components	—	16,940	16,940
Banks	4,781	30,709	35,490
Diversified Telecommunication Services	—	25,184	25,184

LVIP Franklin Templeton Multi-Asset Opportunities Fund–15

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Notes to Financial Statements (continued)

3. Investments (continued)

	Level 1	Level 2	Total
Health Care Providers & Services	$—	$21,136	$21,136
Insurance	—	12,937	12,937
Internet Software & Services	11,561	—	11,561
Machinery	—	19,937	19,937
Semiconductors & Semiconductor Equipment	11,331	—	11,331
Technology Hardware, Storage & Peripherals	—	61,857	61,857
Exchange-Traded Funds	548,845	—	548,845
Investment Companies	6,022,307	—	6,022,307
Money Market Fund	2,262,728	—	2,262,728

Total	$10,588,243	$1,364,221	$11,952,464

Foreign Currency Exchange Contracts	$—	$(2)	$(2)

Swap Contracts	$—	$(26,969)	$(26,969)

There were no Level 3 investments at the beginning or end of the period.

As a result of utilizing international fair value pricing at June 30, 2016, a portion of the portfolio was categorized as Level 2.

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/16	Year Ended 12/31/15
Shares sold:
Standard Class	975	734
Service Class	42,632	167,455
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	2,044
Service Class	—	18,541

	43,607	188,774

Shares redeemed:
Standard Class	(461)	(1,794)
Service Class	(24,751)	(9,499)

	(25,212)	(11,293)

Net increase	18,395	177,481

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it owns that are denominated in foreign currencies. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

LVIP Franklin Templeton Multi-Asset Opportunities Fund–16

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risks that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swap Contracts–The Fund enters into index swap contracts in the normal course of pursuing its investment objective and strategies. Index Swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures if such contracts are not directly available to the Fund on favorable terms.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.

Fair values of derivative instruments as of June 30, 2016 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Liabilities net of receivables and other assets	$—	Liabilities net of receivables and other assets	$(2)
Equity contracts (Index Swap contracts)	Liabilities net of receivables and other assets	—	Liabilities net of receivables and other assets	(26,969)

Total		$—		$(26,971)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Foreign currency exchange contracts)	Net realized gain from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$90	$(2)
Equity contracts (Index Swap contracts)	Net realized gain from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	7,963	(1,984)

Total		$8,053	$(1,986)

LVIP Franklin Templeton Multi-Asset Opportunities Fund–17

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2016. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2016.

	Asset Derivative Volume	Liability Derivative Volume
Foreign currency exchange contracts (average cost)	$ 386	$179
Interest rate swap contracts (average notional value)	183,192	—
Index Swap contracts (average notional value)	927,472	—

In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.

At June 30, 2016, the Fund has the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Barclays Bank	$—	$ (3,884)	$ (3,884)
Societe Generale	—	(23,085)	23,085

Total	$—	$(26,969)	$(26,969)

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Amount(a)
Barclays Bank	$ (3,884)	$—	$—	$—	$—	$ (3,884)
Societe Generale	(23,085)	—	—	—	—	(23,085)

Total	$(26,969)	$—	$—	$—	$—	$(26,969)

(a)Net amount represents the receivable/(payable) that would be due from/(to) the counterparty in an event of default.

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized.

LVIP Franklin Templeton Multi-Asset Opportunities Fund–18

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Notes to Financial Statements (continued)

6. Credit and Market Risk (continued)

There Fund had no direct real estate holdings during the period ended June 30, 2016. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. As of June 30, 2016, there were no Rule 144A securities and no securities have been determined to be illiquid.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Franklin Templeton Multi-Asset Opportunities Fund–19

LVIP Franklin Templeton Value Managed Volatility Fund (formerly LVIP Franklin Mutual Shares VIP Managed Volatility Fund)

a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2016

LVIP Franklin Templeton Value

Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Franklin Templeton Value Managed Volatility Fund

Disclosure

        OF FUND EXPENSES (unaudited)

For the Period January 1, 2016 to June 30, 2016

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers and reimbursements in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*
Actual
Standard Class Shares	$1,000.00	$1,028.70	0.05%	$0.25
Service Class Shares	1,000.00	1,026.90	0.40%	2.02
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,024.61	0.05%	$0.25
Service Class Shares	1,000.00	1,022.87	0.40%	2.01

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies (Underlying Funds). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP Franklin Templeton Value Managed Volatility Fund–1

LVIP Franklin Templeton Value Managed Volatility Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2016

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Company	9.37%
Equity Fund	9.37%
Unaffiliated Investment Companies	90.23%
Equity Funds	84.43%
Money Market Fund	5.80%
Total Value of Securities	99.60%
Receivables and Other Assets Net of Liabilities	0.40%
Total Net Assets	100.00%

LVIP Franklin Templeton Value Managed Volatility Fund–2

LVIP Franklin Templeton Value Managed Volatility Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–9.37%
Equity Fund–9.37%
Franklin Templeton Variable Insurance Products Trust– Franklin Growth & Income VIP Fund	1,425,074	$21,205,101

Total Affiliated Investment Company (Cost $21,039,250)		21,205,101

UNAFFILIATED INVESTMENT COMPANIES–90.23%
Equity Funds–84.43%
Franklin Templeton Variable Insurance Products Trust– Franklin Income VIP Fund	4,343,897	63,855,291
Franklin Rising Dividends VIP Fund	875,844	21,142,878
Mutual Shares VIP Fund	5,207,383	106,022,313

		191,020,482

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
Money Market Fund–5.80%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	13,131,136	$13,131,136

		13,131,136

Total Unaffiliated Investment Companies (Cost $199,866,883)		204,151,618

TOTAL VALUE OF SECURITIES–99.60% (Cost $220,906,133)	225,356,719
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.40%	898,914

NET ASSETS APPLICABLE TO 23,787,587 SHARES OUTSTANDING–100.00%	$226,255,633

Class 1 shares.

The following futures contracts were outstanding at June 30, 2016:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(28) British Pound Currency	$ (2,336,895)	$ (2,318,400)	9/20/16	$ 18,495
(304) E-mini S&P 500 Index	(30,854,514)	(31,771,040)	9/19/16	(916,526)
(21) E-mini S&P MidCap 400 Index	(3,027,279)	(3,135,300)	9/19/16	(108,021)
(28) Euro Currency	(3,885,548)	(3,887,625)	9/20/16	(2,077)
(124) Euro STOXX 50 Index	(3,820,663)	(3,928,737)	9/19/16	(108,074)
(27) FTSE 100 Index	(2,212,809)	(2,308,487)	9/19/16	(95,678)
(23) Japanese Yen Currency	(2,809,563)	(2,790,762)	9/20/16	18,801
(10) Nikkei 225 Index (OSE)	(1,489,798)	(1,507,771)	9/9/16	(17,973)

				$(1,211,053)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

OSE–Osaka Securities Exchange

See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Templeton Value Managed Volatility Fund–3

LVIP Franklin Templeton Value Managed Volatility Fund

Statement of Assets and Liabilities

June 30, 2016 (unaudited)

ASSETS:
Investments in unaffiliated investment companies, at value	$204,151,618
Investments in affiliated investment companies, at value	21,205,101

Total investments, at value	225,356,719
Cash collateral held at broker for futures contracts	2,927,950
Receivables for fund shares sold	423,203
Receivables for investment companies sold	108,347
Expense reimbursement from Lincoln Investment Advisors Corporation	11,239
Dividends receivable from investment companies	2,543

TOTAL ASSETS	228,830,001

LIABILITIES:
Net unrealized depreciation on futures contracts	1,211,053
Foreign currencies collateral due to broker for futures contracts	759,757
Payables for fund shares redeemed	407,603
Cash overdraft	110,002
Due to manager and affiliates	69,970
Other accrued expenses payable	15,983

TOTAL LIABILITIES	2,574,368

TOTAL NET ASSETS	$226,255,633

Investments in unaffiliated investment companies, at cost	$199,866,883
Investments in affiliated investment companies, at cost	21,039,250

Total investments, at cost	$220,906,133

Standard Class :
Net Assets	$32,235
Shares Outstanding	3,384
Net Asset Value	$9.526

Service Class :
Net Assets	$226,223,398
Shares Outstanding	23,784,203
Net Asset Value	$9.511

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$239,062,947
Undistributed net investment income	3,694,870
Accumulated net realized loss on investments	(19,741,717)
Net unrealized appreciation of investments and derivatives	3,239,533

TOTAL NET ASSETS	$226,255,633

See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Templeton Value Managed Volatility Fund–4

LVIP Franklin Templeton Value Managed

Volatility Fund

Statement of Operations

Six Months Ended June 30, 2016 (unaudited)

LVIP Franklin Templeton Value Managed

Volatility Fund

Statements of Changes in Net Assets

INVESTMENT INCOME:
Dividends from unaffiliated investment companies	$4,064,101
Dividends from affiliated investment companies	11,263

4,075,364

EXPENSES:
Management fees	641,545
Distribution fees-Service Class	345,393
Accounting and administration expenses	45,472
Reports and statements to shareholders	21,448
Professional fees	15,243
Trustees’ fees and expenses	2,472
Consulting fees	1,897
Custodian fees	1,730
Pricing fees	124
Other	754

1,076,078
Less management fees waived	(630,680)
Less expenses reimbursed	(50,655)

Total operating expenses	394,743

NET INVESTMENT INCOME	3,680,621

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Distributions from affiliated investment companies	3,925,650
Sale of investments in affiliated investment companies	(25,459,445)
Foreign currencies	(9,393)
Futures contracts	(944,992)

Net realized loss	(22,488,180)

Net change in unrealized appreciation (depreciation) of:
Investments in affiliated investment companies	165,851
Investments in unaffiliated investment companies	25,916,822
Futures contracts	(877,502)

Net change in unrealized appreciation (depreciation)	25,205,171

NET REALIZED AND UNREALIZED GAIN	2,716,991

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,397,612

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,680,621	$4,290,429
Net realized gain (loss)	(22,488,180)	4,227,063
Net change in unrealized appreciation (depreciation)	25,205,171	(22,288,603)

Net increase (decrease) in net assets resulting from operations	6,397,612	(13,771,111)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(865)
Service Class	—	(4,291,857)

	—	(4,292,722)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	67	14,265
Service Class	50,098,496	126,102,053
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	865
Service Class	—	4,291,857

	50,098,563	130,409,040

Cost of shares redeemed:
Standard Class	(156)	(9,988)
Service Class	(10,415,760)	(25,868,973)

	(10,415,916)	(25,878,961)

Increase in net assets derived from capital share transactions	39,682,647	104,530,079

NET INCREASE IN NET ASSETS	46,080,259	86,466,246
NET ASSETS:
Beginning of period	180,175,374	93,709,128

End of period	$226,255,633	$180,175,374

Undistributed net investment income	$3,694,870	$14,249

See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Templeton Value Managed Volatility Fund–5

LVIP Franklin Templeton Value Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

LVIP Franklin Templeton Value Managed Volatility Fund Standard Class

	Six Months Ended 6/30/161, [2] (unaudited)	Year Ended 12/31/15	1/2/14[3] to 12/31/14

Net asset value, beginning of period	$9.258	$10.315	$10.000

Income (loss) from investment operations:
Net investment income[4]	0.186	0.356	0.292
Net realized and unrealized gain (loss)	0.082	(1.151)	0.179

Total from investment operations	0.268	(0.795)	0.471

Less dividends and distributions from:
Net investment income	—	(0.262)	(0.156)

Total dividends and distributions	—	(0.262)	(0.156)

Net asset value, end of period	$9.526	$9.258	$10.315

Total return[5]	2.87%	(7.72% )	4.70%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$32	$31	$30
Ratio of expenses to average net assets[6]	0.05%	0.05%	0.05%
Ratio of expenses to average net assets prior to expenses waived/ reimbursed and expense paid indirectly[6]	0.74%	0.74%	0.81%
Ratio of net investment income to average net assets	4.07%	3.49%	2.84%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	3.38%	2.79%	2.08%
Portfolio turnover	46%	11%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. was added as a sub-adviser for the Fund’s volatility management overlay.

[3]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Templeton Value Managed Volatility Fund–6

LVIP Franklin Templeton Value Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Franklin Templeton Value Managed Volatility Fund Service Class

	Six Months Ended 6/30/16[1], [2] (unaudited)	Year Ended 12/31/15	1/2/14[3] to 12/31/14

Net asset value, beginning of period	$9.262	$10.316	$10.000

Income (loss) from investment operations:
Net investment income[4]	0.170	0.318	0.261
Net realized and unrealized gain (loss)	0.079	(1.146)	0.173

Total from investment operations	0.249	(0.828)	0.434

Less dividends and distributions from:
Net investment income	—	(0.226)	(0.118)

Total dividends and distributions	—	(0.226)	(0.118)

Net asset value, end of period	$9.511	$9.262	$10.316

Total return[5]	2.69%	(8.03% )	4.34%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$226,224	$180,144	$93,679
Ratio of expenses to average net assets[6]	0.40%	0.40%	0.40%
Ratio of expenses to average net assets prior to expenses waived/ reimbursed and expense paid indirectly[6]	1.09%	1.09%	1.16%
Ratio of net investment income to average net assets	3.72%	3.14%	2.49%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	3.03%	2.44%	1.73%
Portfolio turnover	46%	11%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. was added as a sub-adviser for the Fund’s volatility management overlay.

[3]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Templeton Value Managed Volatility Fund–7

LVIP Franklin Templeton Value Managed Volatility Fund

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Franklin Templeton Value Managed Volatility Fund (formerly LVIP Franklin Mutual Shares VIP Managed Volatility Fund) (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the Mutual Shares VIP Fund, a series of Franklin Templeton Variable Insurance Products Trust (collectively, the “Underlying Funds”). The Fund is advised by Lincoln Investment Advisors Corporation (“LIAC”). The Mutual Shares VIP Fund, which is advised by an unaffiliated adviser, invests primarily in U.S. and foreign stocks and bonds. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2016 and for all open tax year (years ended December 31, 2014-December 31, 2015) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2016, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate that portion of realized gains and losses on investments resulting from changes in foreign exchange rates from that which is due to changes in market prices. Both types of changes in gain (loss) are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities

LVIP Franklin Templeton Value Managed Volatility Fund–8

LVIP Franklin Templeton Value Managed Volatility Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

are those of the specific securities sold. Income and capital gain distributions from Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2016.

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser(s), and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.65% of the Fund’s average daily net assets. This fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds. LIAC has contractually agreed to waive a portion of its advisory fee. Effective May 1, 2016, the waiver amount is 0.62% of the Fund’s average daily net assets. This agreement will continue through at least April 30, 2017, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the Board) and LIAC. Prior to May 1, 2016, LIAC had contractually agreed to waive its entire advisory fee. The waiver amount was 0.65% of the Fund’s average daily net assets.

LIAC has contractually agreed to reimburse the Fund to the extent that the annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.05% of average daily net assets for the Standard Class and 0.40% for the Service Class. This agreement will continue through at least April 30, 2017, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Effective May 1, 2016, SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for managing the Fund’s volatility management overlay. Prior to May 1, 2016, LIAC was responsible for day-to-day management of the entirety of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser(s) a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2016, costs for these administrative and legal services were as follows:

Administrative	$5,384
Legal	1,387

Lincoln Life also performs daily trading operations. The cost of these services is included in “Accounting and administration expenses” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $4,873 for the six months ended June 30, 2016.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $18,418 for the six months ended June 30, 2016.

The Fund offers Standard Class and Service Class shares. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual distribution and/or service fee (“12b-1 Fee”) rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2016, the Fund had receivables due from and liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$11,239
Management fees payable to LIAC	5,457
Distribution fees payable to LFD	63,651
Printing and mailing fees payable to Lincoln Life	862

LVIP Franklin Templeton Value Managed Volatility Fund–9

LVIP Franklin Templeton Value Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

At June 30, 2016, Lincoln Life directly owned 30.84% of the Fund’s Standard Class shares.

Affiliated investment companies, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby a Fund held 5% or more of the investment companies’ outstanding securities (non-LVIP Funds). Investments in companies considered to be affiliates of the Funds and the corresponding investment activity for the six months ended June 30, 2016, were as follows:

	Value 12/31/15	Purchases	Sales	Net Realized Gain (Loss)	Value 6/30/16	Dividends	Capital Gain Distributions
Franklin Templeton Variable Insurance Products Trust - Franklin Growth and Income VIP Fund	$—	$21,898,513	$869,411	$10,148	$21,205,101	$579,289	$1,551,582

3. Investments

For the six months ended June 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$129,550,011
Sales	85,724,459

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$220,906,133

Aggregate unrealized appreciation	$4,450,586
Aggregate unrealized depreciation	—

Net unrealized appreciation	$4,450,586

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

Level 1
Investment Companies	$225,356,719

Futures Contracts	$(1,211,053)

There were no Level 3 investments at the beginning or end of the period.

LVIP Franklin Templeton Value Managed Volatility Fund–10

LVIP Franklin Templeton Value Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/16	Year Ended 12/31/15
Shares sold:
Standard Class	7	1,342
Service Class	5,463,403	12,419,744
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	93
Service Class	—	461,484

	5,463,410	12,882,663

Shares redeemed:
Standard Class	(17)	(973)
Service Class	(1,129,568)	(2,511,743)

	(1,129,585)	(2,512,716)

Net increase	4,333,825	10,369,947

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2016 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (Futures contracts)	Net unrealized depreciation on futures contracts	$ —	Net unrealized depreciation on futures contracts	$(1,246,272)
Currency contracts (Futures contracts)	Net unrealized depreciation on futures contracts	37,296	Net unrealized depreciation on futures contracts	(2,077)

Total		$37,296		$(1,248,349)

LVIP Franklin Templeton Value Managed Volatility Fund–11

LVIP Franklin Templeton Value Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$ (793,378)	$ (795,710)
Currency contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(151,614)	(81,792)

Total		$(944,992)	$(877,502)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2016. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2016.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$5,596,748	$23,172,199

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Market Risk

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

8. Subsequent Events

Management has determined that no additional material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Franklin Templeton Value Managed Volatility Fund–12

LVIP Franklin Templeton Value Managed Volatility Fund

Other Fund Information (unaudited)

Approval of Subadvisory Agreement

On January 6, 2016, the Board of Trustees of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things the approval of the sub-advisory agreement with SSGA Funds Management, Inc. (“SSGA FM”) (the “Sub-Advisory Agreement”) for the Fund. The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC, The Lincoln National Life Insurance Company (“Lincoln Life”) and SSGA FM prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to approval of investment sub-advisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LIAC, Lincoln Life and SSGA FM provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including in-person presentations by representatives of SSGA FM, information about proposed sub-advisory fees and compliance and regulatory matters. The Board noted that SSGA FM provided sub-advisory services to other funds in the Trust. After reviewing the information received, the Independent Trustees requested supplemental information, and LIAC and SSGA FM provided materials in response. The Board determined that, given the totality of the information provided with respect to the Sub-Advisory Agreement, the Board had received sufficient information to approve the Sub-Advisory Agreement. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and employees of Lincoln Life, LIAC and SSGA FM to consider the approval of the Sub-Advisory Agreement.

Based upon its review, the Board concluded that it was in the best interests of the Fund that the Sub-Advisory Agreement be approved for the Fund. In considering the approval of the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Nature, Extent and Quality of Services. In considering the approval of the Sub-Advisory Agreement between LIAC and SSGA FM with respect to the Funds, the Board considered the nature, extent and quality of services to be provided by SSGA FM under the Sub-Advisory Agreement. The Board considered that SSGA FM provided sub-advisory services to other funds in the Trust and that the Board had reviewed extensive information provided by SSGA FM in connection with the annual contract renewal process most recently concluded in September 2015. The Board noted that State Street Global Advisors (“SSGA”), an affiliate of SSGA FM, has served as a consultant to LIAC with respect to the managed volatility overlay for the Fund and that LIAC proposed to delegate the responsibility of managing the Fund’s managed volatility overlay to SSGA FM as sub-adviser. The Board considered the criteria provided by LIAC in recommending SSGA FM be appointed a sub-adviser for the Fund’s managed volatility overlay, including historical modeling and noted that the Board was familiar with the managed volatility overlay services provided by SSGA as a consultant to LIAC with respect to the Fund. The Board reviewed the services to be provided by SSGA FM, the backgrounds of the investment professionals proposed to service the Fund, SSGA’s consulting work for LIAC with respect to the managed volatility overlay for the Fund and the reputation, resources and investment approach of SSGA FM. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board concluded that the services to be provided by SSGA FM were expected to be satisfactory.

Performance. With respect to performance, the Board considered that SSGA has served as a risk management consultant to LIAC with respect to the managed volatility overlay for the Fund and that the Board received quarterly performance information from LIAC and also from Morningstar, Inc. as part of the annual contract renewal process. The Board concluded that the services to be provided by SSGA FM were expected to be acceptable.

Sub-Advisory Fee and Economies of Scale. The Board reviewed the proposed sub-advisory fee schedule and noted SSGA FM’s statement that it does not sub-advise any portfolios with similar investment objectives. The Board considered that the sub-advisory fee schedule was negotiated between LIAC and SSGA FM, an unaffiliated third party and that LIAC would compensate SSGA FM from its fees. The Board concluded that the proposed sub-advisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered that the sub-advisory fee schedule was negotiated between LIAC and SSGA FM, an unaffiliated third party, and that LIAC would compensate SSGA FM from its fees. The Board reviewed materials provided by SSGA FM as to any additional benefits it receives and noted that SSGA FM indicated that it indirectly benefits from association with the Fund in the marketplace.

Overall Conclusions

Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Sub-Advisory Agreement are fair and reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the Fund.

LVIP Franklin Templeton Value Managed Volatility Fund–13

LVIP Global Allocation Managed Risk Funds

LVIP Global Conservative Allocation Managed Risk Fund

LVIP Global Moderate Allocation Managed Risk Fund

LVIP Global Growth Allocation Managed Risk Fund

each a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2016

LVIP Global Allocation Managed Risk Funds

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Funds’ proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Global Allocation Managed Risk Funds

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2016 to June 30, 2016

Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of a Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

LVIP Global Conservative Allocation Managed Risk Fund

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/16 to
	1/1/16	6/30/16	Ratio	6/30/16*
Actual
Standard Class Shares	$1,000.00	$1,027.00	0.28%	$1.41
Service Class Shares	1,000.00	1,025.70	0.53%	2.67
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.47	0.28%	$1.41
Service Class Shares	1,000.00	1,022.23	0.53%	2.66

LVIP Global Moderate Allocation Managed

Risk Fund

Expense Analysis of an Investment of

$1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/16 to
	1/1/16	6/30/16	Ratio	6/30/16*
Actual
Standard Class Shares	$1,000.00	$1,008.60	0.27%	$1.35
Service Class Shares	1,000.00	1,007.30	0.52%	2.60
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.52	0.27%	$1.36
Service Class Shares	1,000.00	1,022.28	0.52%	2.61

LVIP Global Growth Allocation Managed

Risk Fund

Expense Analysis of an Investment of

$1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/16 to
	1/1/16	6/30/16	Ratio	6/30/16*
Actual
Standard Class Shares	$1,000.00	$1,007.60	0.27%	$1.35
Service Class Shares	1,000.00	1,006.40	0.52%	2.59
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.52	0.27%	$1.36
Service Class Shares	1,000.00	1,022.28	0.52%	2.61

*	“Expenses Paid During Period” are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Each Fund operates under a fund of funds structure. Each Fund invests a significant portion of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Funds’ expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying

LVIP Global Allocation Managed Risk Funds–1

LVIP Global Allocation Managed Risk Funds

Disclosure

OF FUND EXPENSES (continued)

Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP Global Allocation Managed Risk Funds–2

LVIP Global Allocation Managed Risk Funds

Security Type/Sector Allocations (unaudited)

As of June 30, 2016

LVIP Global Conservative Allocation Managed Risk Fund

Percentage
Security Type/Sector	of Net Assets

Affiliated Investment Companies	93.94%

Equity Funds	23.07%

Fixed Income Funds	58.48%

International Equity Funds	10.43%

International Fixed Income Fund	1.96%
Unaffiliated Investment Companies	5.75%

Commodity Fund	0.97%

Equity Fund	0.94%

Fixed Income Fund	1.43%

Money Market Fund	2.41%
Short-Term Investment	0.35%

Total Value of Securities	100.04%

Liabilities Net of Receivables and Other Assets	(0.04%)

Total Net Assets	100.00%

LVIP Global Moderate Allocation Managed

Risk Fund

Percentage
Security Type/Sector	of Net Assets

Affiliated Investment Companies	91.62%

Equity Funds	33.62%

Fixed Income Funds	39.01%

International Equity Funds	17.03%

International Fixed Income Fund	1.96%
Unaffiliated Investment Companies	7.77%

Commodity Fund	0.97%

Equity Fund	0.94%

Fixed Income Fund	0.26%

International Equity Funds	2.94%

Money Market Fund	2.66%
Short-Term Investment	0.30%

Total Value of Securities	99.69%

Receivables and Other Assets Net of Liabilities	0.31%

Total Net Assets	100.00%

LVIP Global Growth Allocation Managed

Risk Fund

Percentage
Security Type/Sector	of Net Assets

Affiliated Investment Companies	91.86%

Equity Funds	37.68%

Fixed Income Funds	28.37%

International Equity Funds	23.84%

International Fixed Income Fund	1.97%
Unaffiliated Investment Companies	7.16%

Commodity Fund	0.97%

Equity Fund	0.94%

Fixed Income Fund	0.19%

International Equity Funds	2.95%

Money Market Fund	2.11%
Short-Term Investment	0.45%

Total Value of Securities	99.47%

Receivables and Other Assets Net of Liabilities	0.53%

Total Net Assets	100.00%

LVIP Global Allocation Managed Risk Funds–3

LVIP Global Conservative Allocation Managed Risk Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Number of	Value
	Shares	(U.S. $)

AFFILIATED INVESTMENT COMPANIES–93.94%
Equity Funds–23.07%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Large Cap 100 Fund	4,226,389	$56,735,051
LVIP SSGA Mid-Cap Index Fund	4,067,683	42,434,072
LVIP SSGA S&P 500 Index Fund	12,488,573	186,441,911
LVIP SSGA Small-Cap Index Fund	1,121,891	28,180,787
†LVIP T. Rowe Price Growth Stock Fund	895,542	27,982,095

		341,773,916

Fixed Income Funds–58.48%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	4,248,341	43,520,004
LVIP Delaware Bond Fund	41,477,671	590,890,906
LVIP Delaware Diversified Floating Rate Fund	2,918,893	28,882,444
LVIP JPMorgan High Yield Fund	5,364,628	57,648,288
LVIP PIMCO Low Duration Bond Fund	7,158,353	72,335,157
LVIP SSGA Bond Index Fund	6,210,428	72,929,058

		866,205,857

International Equity Funds–10.43%
*Lincoln Variable Insurance Products Trust–
LVIP MFS International Growth Fund	3,051,790	42,453,447
LVIP Mondrian International Value Fund	1,774,271	28,342,211
LVIP SSGA Developed International 150 Fund	1,857,966	13,849,280
LVIP SSGA International Index Fund	8,681,624	69,817,620

		154,462,558

International Fixed Income Fund–1.96%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	2,592,930	29,022,662

		29,022,662

Total Affiliated Investment Companies (Cost $1,271,788,874)		1,391,464,993

	Number of	Value
	Shares	(U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–5.75%
Commodity Fund–0.97%
**PIMCO Variable Insurance Products Trust–
PIMCO CommodityRealReturn Strategy Portfolio	1,971,184	$ 14,330,506

		14,330,506

Equity Fund–0.94%
XFidelity® Variable Life Insurance Products–
Fidelity VIP Mid Cap Portfolio	452,191	13,918,436

		13,918,436

Fixed Income Fund–1.43%
²American Funds®–
American Funds Mortgage Fund	2,061,802	21,257,175

		21,257,175

Money Market Fund–2.41%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	35,706,879	35,706,879

		35,706,879

Total Unaffiliated Investment Companies (Cost $83,193,201)		85,212,996

	Principal
	Amount°

SHORT-TERM INVESTMENT–0.35%
U.S. Treasury Obligation–0.35%
≠U.S. Treasury Bill 0.25% 7/21/16	5,128,000	5,127,502

Total Short-Term Investment (Cost $5,127,313)		5,127,502

TOTAL VALUE OF SECURITIES–100.04% (Cost $1,360,109,388)	1,481,805,491
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(652,172)

NET ASSETS APPLICABLE TO 109,515,242 SHARES OUTSTANDING–100.00%	$1,481,153,319

²	Class R-6 shares.

†	Non-income producing for the period.

*	Standard Class shares.

**	Institutional Class shares.

X	Initial Class.

≠	The rate shown is the effective yield at the time of purchase.

LVIP Global Allocation Managed Risk Funds–4

LVIP Global Conservative Allocation Managed Risk Fund

Schedule of Investments (continued)

°  Principal amount shown is stated in U.S. dollars.

The following futures contracts were outstanding at June 30, 2016:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(7) E-mini MSCI Emerging Markets Index	$(286,399)	$(292,145)	9/19/16	$(5,746)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Allocation Managed Risk Funds–5

LVIP Global Moderate Allocation Managed Risk Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Number of	Value
	Shares	(U.S. $)

AFFILIATED INVESTMENT COMPANIES–91.62%
Equity Funds–33.62%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Large Cap 100 Fund	20,772,866	$278,854,949
LVIP SSGA Mid-Cap Index Fund	26,688,943	278,419,048
LVIP SSGA S&P 500 Index Fund	84,989,636	1,268,810,270
LVIP SSGA Small-Cap Index Fund	11,028,037	277,013,266
†LVIP T. Rowe Price Growth Stock Fund	6,602,038	206,287,267
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	6,491,383	139,272,614

		2,448,657,414

Fixed Income Funds–39.01%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	20,882,376	213,919,059
LVIP Delaware Bond Fund	114,362,185	1,629,203,692
LVIP JPMorgan High Yield Fund	19,776,496	212,518,225
LVIP PIMCO Low Duration Bond Fund	35,186,524	355,559,827
LVIP SSGA Bond Index Fund	36,632,793	430,178,888

		2,841,379,691

International Equity Funds–17.03%
*Lincoln Variable Insurance Products Trust–
LVIP MFS International Growth Fund	29,995,594	417,268,704
LVIP Mondrian International Value Fund	13,079,173	208,926,711
LVIP SSGA Developed International 150 Fund	27,392,196	204,181,431
LVIP SSGA International Index Fund	50,950,738	409,745,836

		1,240,122,682

International Fixed Income Fund–1.96%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	12,745,032	142,655,138

		142,655,138

Total Affiliated Investment Companies (Cost $6,053,295,250)		6,672,814,925

	Number of	Value
	Shares	(U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–7.77%
Commodity Fund–0.97%
**PIMCO Variable Insurance Products Trust–
PIMCO CommodityRealReturn Strategy Portfolio	9,686,085	$70,417,840

		70,417,840

Equity Fund–0.94%
XFidelity® Variable Life Insurance Products–
Fidelity VIP Mid Cap Portfolio	2,222,363	68,404,343

		68,404,343

Fixed Income Fund–0.26%
²American Funds®–
American Funds Mortgage Fund	1,813,952	18,701,845

		18,701,845

International Equity Funds–2.94%
iShares MSCI Emerging Markets ETF	6,228,324	214,005,213

		214,005,213

Money Market Fund–2.66%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	193,963,264	193,963,264

		193,963,264

Total Unaffiliated Investment Companies (Cost $619,144,023)		565,492,505

	Principal
	Amount°

SHORT-TERM INVESTMENT–0.30%
U.S. Treasury Obligation–0.30%
≠U.S. Treasury Bill 0.25% 7/21/16	21,738,000	21,735,891

Total Short-Term Investment (Cost $21,735,087)		21,735,891

TOTAL VALUE OF SECURITIES–99.69% (Cost $6,694,174,360)	7,260,043,321
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.31%	22,872,043

NET ASSETS APPLICABLE TO 541,982,944 SHARES OUTSTANDING–100.00%	$7,282,915,364

²	Class R-6 shares.

†	Non-income producing for the period.

*	Standard Class shares.

**	Institutional Class shares.

X	Initial Class.

LVIP Global Allocation Managed Risk Funds–6

LVIP Global Moderate Allocation Managed Risk Fund

Schedule of Investments (continued)

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars.

The following futures contracts were outstanding at June 30, 2016:1

Futures Contracts

					Unrealized
		Notional	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		Cost (Proceeds)	Value	Date	(Depreciation)
(1,765)	British Pound Currency	$(147,668,276)	$(146,142,000)	9/20/16	$1,526,276
(1,400)	E-mini MSCI Emerging Markets Index	(55,624,470)	(58,429,000)	9/19/16	(2,804,530)
(657)	E-mini Russell 2000 Index	(72,369,104)	(75,384,180)	9/19/16	(3,015,076)
(4,316)	E-mini S&P 500 Index	(434,099,388)	(451,065,160)	9/19/16	(16,965,772)
(742)	E-mini S&P MidCap 400 Index	(106,221,603)	(110,780,600)	9/19/16	(4,558,997)
(786)	Euro Currency	(109,214,252)	(109,131,187)	9/20/16	83,065
(3,517)	Euro STOXX 50 Index	(108,543,192)	(111,430,385)	9/19/16	(2,887,193)
(1,762)	FTSE 100 Index	(144,019,822)	(150,650,174)	9/19/16	(6,630,352)
(388)	Japanese Yen Currency	(47,577,183)	(47,078,950)	9/20/16	498,233
(311)	Nikkei 225 Index (OSE)	(46,220,167)	(46,891,686)	9/9/16	(671,519)

					$(35,425,865)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

ETF–Exchange-Traded Fund

OSE–Osaka Securities Exchange

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Allocation Managed Risk Funds–7

LVIP Global Growth Allocation Managed Risk Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Number of	Value
	Shares	(U.S. $)

AFFILIATED INVESTMENT COMPANIES–91.86%
Equity Funds–37.68%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Large Cap 100 Fund	19,301,286	$259,100,465
LVIP SSGA Mid-Cap Index Fund	49,606,854	517,498,696
LVIP SSGA S&P 500 Index Fund	134,378,445	2,006,135,804
LVIP SSGA Small-Cap Index Fund	13,647,048	342,800,188
†LVIP T. Rowe Price Growth Stock Fund	5,446,417	170,178,744
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	4,016,575	86,175,617

		3,381,889,514

Fixed Income Funds–28.37%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	17,224,720	176,450,036
LVIP Delaware Bond Fund	104,564,417	1,489,624,689
LVIP JPMorgan High Yield Fund	24,469,617	262,950,509
LVIP PIMCO Low Duration Bond Fund	34,828,104	351,937,988
LVIP SSGA Bond Index Fund	22,661,894	266,118,622

		2,547,081,844

International Equity Funds–23.84%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	17,926,377	178,331,603
LVIP MFS International Growth Fund	30,937,104	430,366,055
LVIP Mondrian International Value Fund	16,188,020	258,587,434
LVIP SSGA Developed International 150 Fund	33,907,249	252,744,632
LVIP SSGA Emerging Markets 100 Fund	11,352,419	88,287,760
LVIP SSGA International Index Fund	115,871,787	931,840,911

		2,140,158,395

International Fixed Income Fund–1.97%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	15,769,567	176,508,759

		176,508,759

Total Affiliated Investment Companies (Cost $7,513,963,887)		8,245,638,512

	Number of	Value
	Shares	(U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–7.16%
Commodity Fund–0.97%
**PIMCO Variable Insurance Products Trust–
PIMCO CommodityRealReturn Strategy Portfolio	11,985,823	$87,136,933

		87,136,933

Equity Fund–0.94%
XFidelity® Variable Life Insurance Products–
Fidelity VIP Mid Cap Portfolio	2,750,153	84,649,707

		84,649,707

Fixed Income Fund–0.19%
²American Funds®–
American Funds Mortgage Fund	1,684,461	17,366,796

		17,366,796

International Equity Funds–2.95%
iShares MSCI Emerging Markets ETF	7,707,387	264,825,817

		264,825,817

Money Market Fund–2.11%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	188,817,926	188,817,926

		188,817,926

Total Unaffiliated Investment Companies (Cost $701,457,829)		642,797,179

	Principal
	Amount°

SHORT-TERM INVESTMENT–0.45%
U.S. Treasury Obligation–0.45%
≠U.S. Treasury Bill 0.25% 7/21/16	39,931,000	39,927,127

Total Short-Term Investment (Cost $39,925,649)		39,927,127

TOTAL VALUE OF SECURITIES–99.47% (Cost $8,255,347,365)	8,928,362,818
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.53%	47,754,039

NET ASSETS APPLICABLE TO 701,495,063 SHARES OUTSTANDING–100.00%	$8,976,116,857

²	Class R-6 shares.

†	Non-income producing for the period.

LVIP Global Allocation Managed Risk Funds–8

LVIP Global Growth Allocation Managed Risk Fund

Schedule of Investments (continued)

*	Standard Class shares.

**	Institutional Class shares.

X	Initial Class.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars.

The following futures contracts were outstanding at June 30, 2016:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(3,417)	British Pound Currency	$(288,304,623)	$(282,927,600)	9/20/16	$5,377,023
(2,845)	E-mini MSCI Emerging Markets Index	(113,268,159)	(118,736,075)	9/19/16	(5,467,916)
(1,014)	E-mini Russell 2000 Index	(112,241,379)	(116,346,360)	9/19/16	(4,104,981)
(7,583)	E-mini S&P 500 Index	(765,486,938)	(792,499,330)	9/19/16	(27,012,392)
(1,464)	E-mini S&P MidCap 400 Index	(210,442,842)	(218,575,200)	9/19/16	(8,132,358)
(1,541)	Euro Currency	(214,549,586)	(213,958,219)	9/20/16	591,367
(6,830)	Euro STOXX 50 Index	(211,376,857)	(216,397,366)	9/19/16	(5,020,509)
(3,408)	FTSE 100 Index	(277,733,843)	(291,382,402)	9/19/16	(13,648,559)
(860)	Japanese Yen Currency	(105,262,762)	(104,350,250)	9/20/16	912,512
(688)	Nikkei 225 Index (OSE)	(102,365,220)	(103,734,663)	9/9/16	(1,369,443)

					$(57,875,256)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

ETF–Exchange-Traded Fund

OSE–Osaka Securities Exchange

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Allocation Managed Risk Funds–9

LVIP Global Allocation Managed Risk Funds

Statements of Assets and Liabilities

June 30, 2016 (unaudited)

	LVIP	LVIP	LVIP
	Global Conservative	Global Moderate	Global Growth
	Allocation Managed	Allocation Managed	Allocation Managed
	Risk Fund	Risk Fund	Risk Fund
ASSETS:
Investments in affiliated investment companies, at value	$1,391,464,993	$6,672,814,925	$8,245,638,512
Investments in unaffiliated investment companies, at value	85,212,996	565,492,505	642,797,179
Short-term investements, at value	5,127,502	21,735,891	39,927,127

Total investments, at value	1,481,805,491	7,260,043,321	8,928,362,818
Receivables for fund shares sold	1,456,309	963,567	196,237
Dividends receivable from investment companies	50,700	76,982	87,299
Cash collateral held at broker for futures contracts	1,941	63,018,400	105,078,144
Cash	20	—	—
Foreign currencies collateral held at broker for futures contracts, at value	6	—	5,624,255
Receivables for investment companies sold	—	2,394,228	4,878,050

TOTAL ASSETS	1,483,314,467	7,326,496,498	9,044,226,803

LIABILITIES:
Payables for fund shares redeemed	1,349,730	4,327,497	3,668,541
Due to manager and affiliates	595,242	2,954,907	3,663,419
Payables for investment companies purchased	188,117	39,040	36,253
Other accrued expenses payable	22,313	48,065	55,756
Net unrealized depreciation on futures contracts	5,746	35,425,865	57,875,256
Foreign currency collateral due to broker	—	25,347	—
Cash due to custodian	—	760,413	2,810,721

TOTAL LIABILITIES	2,161,148	43,581,134	68,109,946

TOTAL NET ASSETS	$1,481,153,319	$7,282,915,364	$8,976,116,857

Investments in affiliated investment companies, at cost	$1,271,788,874	$6,053,295,250	$7,513,963,887
Investments in unaffiliated investment companies, at cost	83,193,201	619,144,023	701,457,829
Short-term investments, at cost	5,127,313	21,735,087	39,925,649

Total investments, at cost	$1,360,109,388	$6,694,174,360	$8,255,347,365

Foreign currencies collateral held at broker for futures contracts, at cost	$6	$—	$5,624,255

Standard Class:
Net Assets	$73,745,515	$217,640,146	$195,562,285
Shares Outstanding	5,444,912	16,175,404	15,267,228
Net Asset Value Per Share	$13.544	$13.455	$12.809

Service Class:
Net Assets	$1,407,407,804	$7,065,275,218	$8,780,554,572
Shares Outstanding	104,070,330	525,807,540	686,227,835
Net Asset Value Per Share	$13.524	$13.437	$12.795

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$1,375,871,818	$7,034,771,573	$8,917,161,145
Accumulated net investments loss	(3,057,288)	(16,069,434)	(18,819,912)
Accumulated net realized loss on investments	(13,351,568)	(266,229,871)	(537,364,573)
Net unrealized appreciation of investments and derivatives	121,690,357	530,443,096	615,140,197

TOTAL NET ASSETS	$1,481,153,319	$7,282,915,364	$8,976,116,857

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Allocation Managed Risk Funds–10

LVIP Global Allocation Managed Risk Funds

Statements of Operations

Six Months Ended June 30, 2016 (unaudited)

	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
INVESTMENT INCOME:
Dividends from unaffiliated investment companies	$268,469	$2,193,090	$2,709,585
Interest	4,629	53,601	90,539

	273,098	2,246,691	2,800,124

EXPENSES:
Management fees	1,793,981	8,965,132	11,099,977
Distribution fees-Service Class	1,704,631	8,697,648	10,857,752
Accounting and administration expenses	74,860	315,793	387,662
Reports and statements to shareholders	45,541	178,941	171,571
Professional fees	28,767	100,345	121,402
Trustees’ fees and expenses	18,818	94,892	117,716
Custodian fees	9,843	38,551	47,849
Consulting fees	2,213	4,103	4,730
Pricing fees	240	594	704
Other	5,838	26,704	32,734

Total operating expenses	3,684,732	18,422,703	22,842,097

NET INVESTMENT LOSS	(3,411,634)	(16,176,012)	(20,041,973)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Distributions from unaffiliated investment companies	831,903	4,192,613	5,185,549
Sale of investments in affiliated investment companies	(5,040,186)	(44,776,338)	(66,333,762)
Sale of investments in unaffiliated investment companies	(2,618,247)	(14,359,108)	(14,057,001)
Foreign currencies	9,646	(330,343)	(594,756)
Futures contracts	(9,972,462)	(111,841,718)	(118,652,635)

Net realized gain (loss)	(16,789,346)	(167,114,894)	(194,452,605)

Net change in unrealized appreciation (depreciation) of:
Investments in affiliated investment companies.	53,045,661	239,108,059	292,261,209
Investments in unaffiliated investment companies	4,819,651	32,605,538	36,198,016
Futures contracts	(19,606)	(35,779,558)	(57,744,817)

Net change in unrealized appreciation (depreciation)	57,845,706	235,934,039	270,714,408

NET REALIZED AND UNREALIZED GAIN	41,056,360	68,819,145	76,261,803

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$37,644,726	$52,643,133	$56,219,830

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Allocation Managed Risk Funds–11

LVIP Global Allocation Managed Risk Funds

Statements of Changes in Net Assets

	LVIP		LVIP		LVIP
	Global Conservative Allocation		Global Moderate Allocation		Global Growth Allocation
	Managed Risk Fund		Managed Risk Fund		Managed Risk Fund
	Six Months		Six Months		Six Months
	Ended		Ended		Ended
	6/30/16	Year Ended	6/30/16	Year Ended	6/30/16	Year Ended
	(unaudited)	12/31/15	(unaudited)	12/31/15	(unaudited)	12/31/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(3,411,634)	$24,497,369	$(16,176,012)	$115,500,513	$(20,041,973)	$146,160,719
Net realized gain (loss)	(16,789,346)	30,235,452	(167,114,894)	59,582,883	(194,452,605)	(68,922,766)
Net change in unrealized appreciation (depreciation)	57,845,706	(87,480,649)	235,934,039	(456,749,626)	270,714,408	(459,911,032)

Net increase (decrease) in net assets resulting from operations	37,644,726	(32,747,828)	52,643,133	(281,666,230)	56,219,830	(382,673,079)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,623,343)	—	(4,544,499)	—	(4,045,578)
Service Class	—	(26,175,958)	—	(129,592,687)	—	(159,533,467)
Net realized gain:
Standard Class	—	(1,024,011)	—	(150,407)	—	—
Service Class	—	(18,366,863)	—	(4,897,014)	—	—

	—	(47,190,175)	—	(139,184,607)	—	(163,579,045)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	7,144,642	10,658,455	20,599,861	49,124,671	15,338,450	38,344,334
Service Class	121,780,281	246,242,753	242,034,875	941,578,322	228,421,580	1,140,443,463
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	2,647,354	—	4,694,906	—	4,045,578
Service Class	—	44,542,821	—	134,489,701	—	159,533,467

	128,924,923	304,091,383	262,634,736	1,129,887,600	243,760,030	1,342,366,842

Cost of shares redeemed:
Standard Class	(9,225,704)	(16,078,840)	(23,191,971)	(40,754,171)	(18,526,049)	(28,882,074)
Service Class	(107,911,765)	(201,762,120)	(312,189,437)	(555,968,197)	(379,544,073)	(593,030,815)

	(117,137,469)	(217,840,960)	(335,381,408)	(596,722,368)	(398,070,122)	(621,912,889)

Increase (Decrease) in net assets derived from capital share transactions	11,787,454	86,250,423	(72,746,672)	533,165,232	(154,310,092)	720,453,953

NET INCREASE (DECREASE) IN NET ASSETS	49,432,180	6,312,420	(20,103,539)	112,314,395	(98,090,262)	174,201,829
NET ASSETS:
Beginning of period	1,431,721,139	1,425,408,719	7,303,018,903	7,190,704,508	9,074,207,119	8,900,005,290

End of period	$1,481,153,319	$1,431,721,139	$7,282,915,364	$7,303,018,903	$8,976,116,857	$9,074,207,119

Undistributed net investment income	$(3,057,288)	$354,346	$(16,069,434)	$106,578	$(18,819,912)	$1,222,061

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Allocation Managed Risk Funds–12

LVIP Global Conservative Allocation Managed Risk Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Global Conservative Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/16[1],2 (unaudited)			Year Ended 12/31/13
		12/31/15	12/31/14		12/31/12	12/31/11[3]
Net asset value, beginning of period	$13.188	$13.944	$ 13.623	$ 12.850	$ 12.226	$ 12.033

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.016)	0.267	0.234	0.200	0.243	0.343
Net realized and unrealized gain (loss)	0.372	(0.545)	0.542	1.049	0.946	0.097
Total from investment operations	0.356	(0.278)	0.776	1.249	1.189	0.440

Less dividends and distributions from:
Net investment income	—	(0.294)	(0.282)	(0.266)	(0.503)	(0.247)
Net realized gain	—	(0.184)	(0.173)	(0.210)	(0.062)	—
Total dividends and distributions	—	(0.478)	(0.455)	(0.476)	(0.565)	(0.247)

Net asset value, end of period	$13.544	$13.188	$ 13.944	$ 13.623	$ 12.850	$ 12.226

Total return[5]	2.70%	(2.00%)	5.70%	9.75%	9.78%	3.69%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$73,745	$73,945	$80,856	$67,666	$58,577	$53,689
Ratio of expenses to average net assets[6]	0.28%	0.27%	0.27%	0.28%	0.29%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.28%	0.27%	0.27%	0.28%	0.29%	0.30%
Ratio of net investment income (loss) to average net assets	(0.24%)	1.91%	1.67%	1.49%	1.90%	2.79%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.24%)	1.91%	1.67%	1.49%	1.90%	2.69%
Portfolio turnover	10%	23%	18%	24%	14%	71%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC was added as a sub-adviser for the Fund’s managed risk strategy.

[3]	Effective after the close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s sub-adviser.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Allocation Managed Risk Funds–13

LVIP Global Conservative Allocation Managed Risk Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Global Conservative Allocation Managed Risk Fund Service Class
	Six Months
	Ended
	6/30/16[1,2]				Year Ended
	(unaudited)		12/31/15	12/31/14	12/31/13	12/31/12	12/31/11[3]

Net asset value, beginning of period	$13.185		$13.939	$13.620	$12.849	$12.225	$12.031

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.032)		0.232	0.199	0.166	0.211	0.312
Net realized and unrealized gain (loss)	0.371		(0.543)	0.540	1.047	0.945	0.098

Total from investment operations	0.339		(0.311)	0.739	1.213	1.156	0.410

Less dividends and distributions from:
Net investment income	—		(0.259)	(0.247)	(0.232)	(0.470)	(0.216)
Net realized gain	—		(0.184)	(0.173)	(0.210)	(0.062)	—

Total dividends and distributions	—		(0.443)	(0.420)	(0.442)	(0.532)	(0.216)

Net asset value, end of period	$13.524		$13.185	$13.939	$13.620	$12.849	$12.225

Total return[5]	2.57%		(2.23% )	5.43%	9.47%	9.51%	3.45%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,407,408		$1,357,776	$1,344,553	$1,189,830	$867,245	$451,904
Ratio of expenses to average net assets[6]	0.53%		0.52%	0.52%	0.53%	0.54%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.53%		0.52%	0.52%	0.53%	0.54%	0.55%
Ratio of net investment income (loss) to average net assets	(0.49%	)	1.66%	1.42%	1.24%	1.65%	2.54%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.49%	)	1.66%	1.42%	1.24%	1.65%	2.44%
Portfolio turnover	10%		23%	18%	24%	14%	71%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC was added as a sub-adviser for the Fund’s managed risk strategy.

[3]	Effective after the close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s sub-adviser.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Allocation Managed Risk Funds–14

LVIP Global Moderate Allocation Managed Risk Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Global Moderate Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/16[1,2] (unaudited)	12/31/15	12/31/14	Year Ended 12/31/13	12/31/12	12/31/11[3]

Net asset value, beginning of period	$ 13.341	$ 14.109	$ 13.815	$ 12.562	$ 11.844	$ 11.925

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.014)	0.254	0.243	0.209	0.229	0.286
Net realized and unrealized gain (loss)	0.128	(0.729)	0.331	1.279	0.900	(0.151)
Total from investment operations	0.114	(0.475)	0.574	1.488	1.129	0.135

Less dividends and distributions from:
Net investment income	—	(0.284)	(0.280)	(0.235)	(0.411)	(0.216)
Net realized gain	—	(0.009)	—	—	—	—
Total dividends and distributions	—	(0.293)	(0.280)	(0.235)	(0.411)	(0.216)

Net asset value, end of period	$ 13.455	$ 13.341	$ 14.109	$ 13.815	$ 12.562	$ 11.844

Total return[5]	0.86%	(3.37% )	4.15%	11.86%	9.59%	1.18%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$217,640	$218,424	$217,898	$194,034	$161,420	$143,782
Ratio of expenses to average net assets[6]	0.27%	0.27%	0.27%	0.27%	0.27%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.27%	0.27%	0.27%	0.27%	0.27%	0.28%
Ratio of net investment income (loss) to average net assets	(0.21%)	1.79%	1.71%	1.58%	1.85%	2.36%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.21%)	1.79%	1.71%	1.58%	1.85%	2.28%
Portfolio turnover	7%	20%	19%	15%	18%	74%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC was added as a sub-adviser for the Fund’s managed risk strategy.

[3]	Effective after the close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s sub-adviser.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Allocation Managed Risk Funds–15

LVIP Global Moderate Allocation Managed Risk Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Global Moderate Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/16[1,2] (unaudited)		12/31/15	12/31/14	Year Ended 12/31/13	12/31/12	12/31/11[3]
Net asset value, beginning of period	$13.340		$14.107	$13.814	$12.562	$11.843	$11.924

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.030)		0.218	0.207	0.176	0.198	0.255
Net realized and unrealized gain (loss)	0.127		(0.728)	0.331	1.278	0.900	(0.150)

Total from investment operations	0.097		(0.510)	0.538	1.454	1.098	0.105

Less dividends and distributions from:
Net investment income	—		(0.248)	(0.245)	(0.202)	(0.379)	(0.186)
Net realized gain	—		(0.009)	—	—	—	—

Total dividends and distributions	—		(0.257)	(0.245)	(0.202)	(0.379)	(0.186)

Net asset value, end of period	$13.437		$13.340	$14.107	$13.814	$12.562	$11.843

Total return[5]	0.73%		(3.62% )	3.88%	11.58%	9.32%	0.92%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7,065,275		$7,084,595	$6,972,807	$5,519,293	$2,854,360	$1,263,463
Ratio of expenses to average net assets[6]	0.52%		0.52%	0.52%	0.52%	0.52%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.52%		0.52%	0.52%	0.52%	0.52%	0.53%
Ratio of net investment income (loss) to average net assets	(0.46%	)	1.54%	1.46%	1.33%	1.60%	2.11%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.46%	)	1.54%	1.46%	1.33%	1.60%	2.03%
Portfolio turnover	7%		20%	19%	15%	18%	74%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC was added as a sub-adviser for the Fund’s managed risk strategy.

[3]	Effective after the close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s sub-adviser.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Allocation Managed Risk Funds–16

LVIP Global Growth Allocation Managed Risk Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Global Growth Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/16[1,2] (unaudited)			Year Ended 12/31/13
		12/31/15	12/31/14		12/31/12	12/31/11[3]

Net asset value, beginning of period	$ 12.711	$ 13.474	$ 13.290	$ 11.902	$ 11.190	$ 11.420

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.013)	0.246	0.243	0.226	0.234	0.267
Net realized and unrealized gain (loss)	0.111	(0.743)	0.220	1.384	0.784	(0.270)
Total from investment operations	0.098	(0.497)	0.463	1.610	1.018	(0.003)

Less dividends and distributions from:
Net investment income	—	(0.266)	(0.279)	(0.222)	(0.306)	(0.227)
Return of capital	—	—	—	—[5]	—	—
Total dividends and distributions	—	(0.266)	(0.279)	(0.222)	(0.306)	(0.227)

Net asset value, end of period	$ 12.809	$ 12.711	$ 13.474	$ 13.290	$ 11.902	$ 11.190

Total return[6]	0.76%	(3.69%)	3.47%	13.55%	9.15%	0.02%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$195,562	$197,206	$195,440	$175,175	$139,866	$128,066
Ratio of expenses to average net assets[7]	0.27%	0.27%	0.26%	0.27%	0.27%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[7]	0.27%	0.27%	0.26%	0.27%	0.27%	0.28%
Ratio of net investment income (loss) to average net assets	(0.21%)	1.82%	1.79%	1.78%	2.00%	2.31%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.21%)	1.82%	1.79%	1.78%	2.00%	2.23%
Portfolio turnover	7%	22%	15%	15%	21%	80%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC was added as a sub-adviser for the Fund’s managed risk strategy.

[3]	Effective after the close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s sub-adviser.

[4]	The average shares outstanding method has been applied for per share information.

[5]	Amount rounds to less than $0.001 per share.

[6]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Allocation Managed Risk Funds–17

LVIP Global Growth Allocation Managed Risk Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

			LVIP Global Growth Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/16[1,2] (unaudited)		12/31/15	12/31/14	Year Ended 12/31/13	12/31/12	12/31/11[3]

Net asset value, beginning of period	$ 12.713		$ 13.475	$ 13.292	$ 11.905	$ 11.191	$ 11.421

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.029)		0.212	0.209	0.195	0.205	0.238
Net realized and unrealized gain (loss)	0.111		(0.742)	0.219	1.383	0.784	(0.270)
Total from investment operations	0.082		(0.530)	0.428	1.578	0.989	(0.032)

Less dividends and distributions from:
Net investment income	—		(0.232)	(0.245)	(0.191)	(0.275)	(0.198)
Return of capital	—		—	—	— [5]	—	—
Total dividends and distributions	—		(0.232)	(0.245)	(0.191)	(0.275)	(0.198)

Net asset value, end of period	$ 12.795		$ 12.713	$ 13.475	$ 13.292	$ 11.905	$ 11.191

Total return[6]	0.64%		(3.93% )	3.21%	13.26%	8.88%	(0.24% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$8,780,555		$8,877,001	$8,704,565	$6,467,673	$2,518,033	$790,994
Ratio of expenses to average net assets[7]	0.52%		0.52%	0.51%	0.52%	0.52%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[7]	0.52%		0.52%	0.51%	0.52%	0.52%	0.53%
Ratio of net investment income (loss) to average net assets	(0.46%	)	1.57%	1.54%	1.53%	1.75%	2.06%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.46%	)	1.57%	1.54%	1.53%	1.75%	1.98%
Portfolio turnover	7%		22%	15%	15%	21%	80%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC was added as a sub-adviser for the Fund’s managed risk strategy.

[3]	Effective after the close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s sub-adviser.

[4]	The average shares outstanding method has been applied for per share information.

[5]	Amount rounds to less than $0.001 per share.

[6]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Allocation Managed Risk Funds–18

LVIP Global Allocation Managed Risk Funds

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Global Conservative Allocation Managed Risk Fund, LVIP Global Moderate Allocation Managed Risk Fund and LVIP Global Growth Allocation Managed Risk Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are a non-diversified management investment company registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

Each Fund operates under a fund of funds structure and invests a significant portion of its assets in open-end investment companies, including in exchange-traded funds (“ETFs”) that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e. index funds). In addition to investment company investments, the Funds may invest in individual securities, such as money market instruments, and employ an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.

The investment objective of LVIP Global Conservative Allocation Managed Risk Fund is to seek a high level of current income with some consideration given to growth of capital.

The investment objective of LVIP Global Moderate Allocation Managed Risk Fund is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.

The investment objective of LVIP Global Growth Allocation Managed Risk Fund is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

1. Significant Accounting Policies

Each Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Funds.

Security Valuation–ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Funds value Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on each Fund’s federal income tax returns through the six months ended June 30, 2016 and for all open tax years (years ended December 31, 2012–December 31, 2015), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2016, the Funds did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with each Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not separate that portion of realized gains and losses on investments resulting from changes in the foreign exchange rates from that

LVIP Global Allocation Managed Risk Funds–19

LVIP Global Allocation Managed Risk Funds

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

which is due to changes in market prices. Both types of changes in gain (loss) are included with the net realized and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2016.

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund’s investment portfolios, including monitoring of the Funds’ investment sub-adviser, and providing certain administrative services to each Fund. For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of each Fund. This fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).

Effective May 1, 2016, Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Funds’ managed risk strategy. Prior to May 1, 2016, LIAC was responsible for day-to-day management of the entirety of the Funds’ investment portfolios. For these services, LIAC, not the Funds, pays the Sub-Adviser a fee based on each Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, each Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2016, costs for these administrative and legal services were as follows:

	LVIP	LVIP	LVIP
	Global Conservative Allocation	Global Moderate Allocation	Global Growth Allocation
	Managed Risk Fund	Managed Risk Fund	Managed Risk Fund
Administrative	$40,254	$202,265	$250,556
Legal	10,359	52,049	64,474

Lincoln Life also performs daily trading operations. The cost of these services is included in “Accounting and administration expenses” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2016, these fees were as follows:

	LVIP	LVIP	LVIP
	Global Conservative Allocation	Global Moderate Allocation	Global Growth Allocation
	Managed Risk Fund	Managed Risk Fund	Managed Risk Fund
Trading operation	$8,527	$42,829	$53,092

Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2016, these fees were as follows:

	LVIP	LVIP	LVIP
	Global Conservative Allocation	Global Moderate Allocation	Global Growth Allocation
	Managed Risk Fund	Managed Risk Fund	Managed Risk Fund
Printing and mailing	$37,357	$141,992	$126,770

The Funds offer Standard Class and Service Class shares. Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual distribution and/or service fee (“12b-1 Fee”) at a rate not to

LVIP Global Allocation Managed Risk Funds–20

LVIP Global Allocation Managed Risk Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the 12b-1 Fee is limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Trust’s Board of Trustees (the “Board”). No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2016, each Fund had liabilities payable to affiliates as follows:

	LVIP	LVIP	LVIP
	Global Conservative Allocation	Global Moderate Allocation	Global Growth Allocation
	Managed Risk Fund	Managed Risk Fund	Managed Risk Fund
Management fees payable to LIAC	$302,270	$1,496,923	$1,849,776
Distribution fees payable to LFD	287,450	1,452,231	1,809,590
Printing and mailing fees payable to Lincoln Life	5,522	5,753	4,053

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2016, the Funds engaged in securities purchases and securities sales as follows:

	LVIP	LVIP	LVIP
	Global Conservative Allocation	Global Moderate Allocation	Global Growth Allocation
	Managed Risk Fund	Managed Risk Fund	Managed Risk Fund
Purchases	$182,684	$125,864	$107,901
Sales	23,463	161,959	231,028

Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.

LVIP Global Allocation Managed Risk Funds–21

LVIP Global Allocation Managed Risk Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Affiliated investment companies, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the LVIP Global Conservative Allocation Managed Risk Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds or ETFs). Investments in companies considered to be affiliates of the LVIP Global Conservative Allocation Managed Risk Fund and the corresponding investment activity for the six months ended June 30, 2016, were as follows:

				Net Realized Gain			Capital Gain
	Value 12/31/15	Purchases	Sales	(Loss)	Value 6/30/16	Dividends	Distributions
LVIP BlackRock Inflation Protected Bond Fund	$ 41,715,579	$ 45,328,096	$ 44,810,382	$ (86,230)	$ 43,520,004	$—	$—
LVIP Delaware Bond Fund	566,996,042	596,990,873	600,104,177	(1,313,481)	590,890,906	—	—
LVIP Delaware Diversified Floating Rate Fund	27,962,995	30,661,325	29,943,173	(30,244)	28,882,444	—	—
LVIP Global Income Fund	27,791,785	29,861,077	29,490,892	(66,203)	29,022,662	—	—
LVIP JPMorgan High Yield Fund	54,782,991	63,035,283	64,160,416	(403,397)	57,648,288	—	—
LVIP MFS International Growth Fund	41,357,699	46,456,515	46,069,121	(159,764)	42,453,447	—	—
LVIP Mondrian International Value Fund	27,436,368	29,251,821	28,709,901	(108,709)	28,342,211	—	—
LVIP PIMCO Low Duration Bond Fund	69,998,794	75,552,337	74,318,432	(28,885)	72,335,157	—	—
LVIP SSGA Bond Index Fund	70,013,364	73,482,983	74,152,555	(23,806)	72,929,058	—	—
LVIP SSGA Developed International 150 Fund	13,655,688	15,341,559	14,781,929	(136,535)	13,849,280	—	—
LVIP SSGA International Index Fund	68,733,347	76,656,982	73,303,013	(615,501)	69,817,620	—	—
LVIP SSGA Large Cap 100 Fund	27,830,121	69,626,459	42,442,560	(257,599)	56,735,051	—	—
LVIP SSGA Mid-Cap Index Fund	54,749,101	60,795,113	77,488,828	650,002	42,434,072	—	—
LVIP SSGA S&P 500 Index Fund	181,474,171	128,395,187	130,406,281	(279,424)	186,441,911	—	—
LVIP SSGA Small-Cap Index Fund	40,800,411	24,066,429	36,771,601	(2,093,875)	28,180,787	—	—
LVIP T. Rowe Price Growth Stock Fund	28,154,208	32,501,432	31,043,357	(86,535)	27,982,095	—	—

Total	$1,343,452,664	$1,398,003,471	$1,397,996,618	$(5,040,186)	$1,391,464,993	$—	$—

LVIP Global Allocation Managed Risk Funds–22

LVIP Global Allocation Managed Risk Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Affiliated investment companies, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the LVIP Global Moderate Allocation Managed Risk Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds or ETFs). Investments in companies considered to be affiliates of the LVIP Global Moderate Allocation Managed Risk Fund and the corresponding investment activity for the six months ended June 30, 2016, were as follows:

				Net Realized Gain			Capital Gain
	Value 12/31/15	Purchases	Sales	(Loss)	Value 6/30/16	Dividends	Distributions
LVIP BlackRock Inflation Protected Bond Fund	$211,914,836	$219,933,463	$224,333,774	$ (949,526)	$213,919,059	$—	$—
LVIP Delaware Bond Fund	1,616,394,661	1,620,993,535	1,683,808,864	(3,672,712)	1,629,203,692	—	—
LVIP Global Income Fund	141,184,390	145,734,257	148,532,302	(344,642)	142,655,138	—	—
LVIP JPMorgan High Yield Fund	208,722,046	230,663,899	241,668,208	(1,857,889)	212,518,225	—	—
LVIP MFS International Growth Fund	420,189,954	425,426,795	434,863,432	(1,573,159)	417,268,704	—	—
LVIP Mondrian International Value Fund	209,058,071	220,932,843	223,549,855	(1,983,576)	208,926,711	—	—
LVIP PIMCO Low Duration Bond Fund	355,597,038	362,383,277	367,874,135	(147,898)	355,559,827	—	—
LVIP SSGA Bond Index Fund	426,804,867	426,566,120	444,673,273	(545,158)	430,178,888	—	—
LVIP SSGA Developed International 150 Fund	208,111,076	239,888,880	238,069,021	(3,102,770)	204,181,431	—	—
LVIP SSGA Emerging Markets 100 Fund	68,873,626	486,387	70,351,186	(16,345,865)	—	—	—
LVIP SSGA International Index Fund	488,828,543	542,236,448	605,153,346	(15,830,972)	409,745,836	—	—
LVIP SSGA Large Cap 100 Fund	142,550,012	315,989,780	188,108,880	(120,955)	278,854,949	—	—
LVIP SSGA Mid-Cap Index Fund	347,642,483	367,959,123	463,960,942	1,109,296	278,419,048	—	—
LVIP SSGA S&P 500 Index Fund	1,278,460,661	899,945,479	956,080,190	5,019,239	1,268,810,270	—	—
LVIP SSGA Small-Cap Index Fund	276,349,314	281,506,796	287,266,987	(2,897,156)	277,013,266	—	—
LVIP T. Rowe Price Growth Stock Fund	213,124,165	212,770,348	207,138,655	(814,546)	206,287,267	—	—
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	141,011,249	147,471,299	151,789,467	(718,049)	139,272,614	—	—

Total	$6,754,816,992	$6,660,888,729	$6,937,222,517	$(44,776,338)	$6,672,814,925	$—	$—

LVIP Global Allocation Managed Risk Funds–23

LVIP Global Allocation Managed Risk Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Affiliated investment companies, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the LVIP Global Growth Allocation Managed Risk Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds or ETFs). Investments in companies considered to be affiliates of the LVIP Global Growth Allocation Managed Risk Fund and the corresponding investment activity for the six months ended June 30, 2016, were as follows:

				Net Realized Gain			Capital Gain
	Value 12/31/15	Purchases	Sales	(Loss)	Value 6/30/16	Dividends	Distributions
LVIP BlackRock Inflation Protected Bond Fund	$174,752,709	$181,097,301	$184,647,746	$ (786,062)	$176,450,036	$—	$—
LVIP Clarion Global Real Estate Fund	179,074,878	148,200,397	160,505,298	(439,977)	178,331,603	—	—
LVIP Delaware Bond Fund	1,477,778,207	1,481,579,221	1,538,476,138	(3,212,460)	1,489,624,689	—	—
LVIP Global Income Fund	174,575,861	181,294,139	184,618,578	(501,633)	176,508,759	—	—
LVIP JPMorgan High Yield Fund	258,362,019	279,726,159	293,259,553	(2,296,071)	262,950,509	—	—
LVIP MFS International Growth Fund	433,107,295	445,317,042	454,606,963	(1,772,262)	430,366,055	—	—
LVIP Mondrian International Value Fund	258,590,910	273,961,652	276,969,940	(2,231,934)	258,587,434	—	—
LVIP PIMCO Low Duration Bond Fund	351,902,262	357,604,068	362,903,456	(193,915)	351,937,988	—	—
LVIP SSGA Bond Index Fund	263,974,481	263,912,244	274,990,455	(164,554)	266,118,622	—	—
LVIP SSGA Developed International 150 Fund	171,605,297	360,467,749	273,908,897	(2,040,726)	252,744,632	—	—
LVIP SSGA Emerging Markets 100 Fund	170,374,165	101,520,082	189,969,483	(27,356,878)	88,287,760	—	—
LVIP SSGA International Index Fund	1,036,511,804	1,139,447,772	1,209,183,399	(23,418,688)	931,840,911	—	—
LVIP SSGA Large Cap 100 Fund	174,792,069	236,039,947	158,214,415	(488,339)	259,100,465	—	—
LVIP SSGA Mid-Cap Index Fund	601,934,112	629,145,682	759,257,669	(3,345,349)	517,498,696	—	—
LVIP SSGA S&P 500 Index Fund	2,020,184,914	1,488,677,116	1,574,895,002	5,840,277	2,006,135,804	—	—
LVIP SSGA Small-Cap Index Fund	341,764,097	352,423,333	358,880,986	(3,145,139)	342,800,188	—	—
LVIP T. Rowe Price Growth Stock Fund	176,832,301	191,854,487	188,043,582	(534,210)	170,178,744	—	—
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	87,185,616	83,687,279	86,216,043	(245,842)	86,175,617	—	—

Total	$8,353,302,997	$8,195,955,670	$8,529,547,603	$(66,333,762)	$8,245,638,512	$—	$—

LVIP Global Allocation Managed Risk Funds–24

LVIP Global Allocation Managed Risk Funds

Notes to Financial Statements (continued)

3. Investments

For the six months ended June 30, 2016, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Purchases	$138,844,895	$456,277,058	$566,476,037
Sales	139,223,669	671,247,069	823,666,919

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	LVIP	LVIP	LVIP
	Global Conservative Allocation	Global Moderate Allocation	Global Growth Allocation
	Managed Risk Fund	Managed Risk Fund	Managed Risk Fund
Cost of investments	$1,360,109,388	$6,694,174,360	$8,255,347,365

Aggregate unrealized appreciation	$123,892,308	$645,719,699	$796,019,520
Aggregate unrealized depreciation	(2,196,205)	(79,850,738)	(123,004,067)

Net unrealized appreciation	$121,696,103	$565,868,961	$673,015,453

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

As of December 31, 2015, the LVIP Global Growth Allocation Managed Risk Fund had the following capital loss carryforwards for federal income tax purposes:

	Pre-Enactment Short-Term		Post-Enactment Losses
	Capital Losses Expiring		(No Expiration)*
Fund	2017	2018	Short-Term	Long-Term	Total
LVIP Global Growth Allocation Managed Risk Fund	$75,754,365	$20,846,885	$16,633,594	$—	$113,234,844

*Capital Loss Carryforwards with no expiration must be utilized first.

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Global Allocation Managed Risk Funds–25

LVIP Global Allocation Managed Risk Funds

Notes to Financial Statements (continued)

3. Investments (continued)

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2016:

LVIP Global Conservative Allocation Managed Risk Fund
	Level 1	Level 2	Total
Investment Companies	$1,476,677,989	$—	$1,476,677,989
Short-Term Investment	—	5,127,502	5,127,502

Total	$1,476,677,989	$5,127,502	$1,481,805,491

Futures Contracts	$(5,746)	$—	$(5,746)

LVIP Global Moderate Allocation Managed Risk Fund
	Level 1	Level 2	Total
Investment Companies	$7,238,307,430	$—	$7,238,307,430
Short-Term Investment	—	21,735,891	21,735,891

Total	$7,238,307,430	$21,735,891	$7,260,043,321

Futures Contracts	$(35,425,865)	$—	$(35,425,865)

LVIP Global Growth Allocation Managed Risk Fund
	Level 1	Level 2	Total
Investment Companies	$8,888,435,691	$—	$8,888,435,691
Short-Term Investment	—	39,927,127	39,927,127

Total	$8,888,435,691	$39,927,127	$8,928,362,818

Futures Contracts	$(57,875,256)	$—	$(57,875,256)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Funds’ policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	LVIP Global Conservative Allocation Managed Risk Fund		LVIP Global Moderate Allocation Managed Risk Fund		LVIP Global Growth Allocation Managed Risk Fund
	Six Months Ended 6/30/16	Year Ended 12/31/15	Six Months Ended 6/30/16	Year Ended 12/31/15	Six Months Ended 6/30/16	Year Ended 12/31/15
Shares sold:
Standard Class	539,935	764,590	1,562,880	3,449,572	1,218,367	2,829,593
Service Class	9,272,226	17,614,447	18,340,567	66,182,497	18,158,418	83,956,820
Shares issued upon reinvestment of dividends
and distributions:
Standard Class	—	198,787	—	350,230	—	316,708
Service Class	—	3,346,513	—	10,034,111	—	12,487,095

	9,812,161	21,924,337	19,903,447	80,016,410	19,376,785	99,590,216

Shares redeemed:
Standard Class	(701,912)	(1,155,271)	(1,759,795)	(2,871,201)	(1,465,393)	(2,136,738)
Service Class	(8,181,623)	(14,439,133)	(23,624,052)	(39,418,932)	(30,174,381)	(44,161,290)

	(8,883,535)	(15,594,404)	(25,383,847)	(42,290,133)	(31,639,774)	(46,298,028)

Net increase (decrease)	928,626	6,329,933	(5,480,400)	37,726,277	(12,262,989)	53,292,188

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

LVIP Global Allocation Managed Risk Funds–26

LVIP Global Allocation Managed Risk Funds

Notes to Financial Statements (continued)

5. Derivatives (continued)

Futures Contracts–Each Fund may use futures in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, each Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, each Fund deposits U.S. or foreign cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

LVIP Global Conservative Allocation Managed Risk Fund

Fair values of derivative instruments as of June 30, 2016 were as follows:

	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Equity contracts (Futures contracts)	Net unrealized depreciation on futures contracts	$—	Net unrealized depreciation on futures contracts	$(5,746)

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2016 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(295,695)	$(8,346)
Equity contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(9,676,767)	(11,260)

Total		$(9,972,462)	$(19,606)

LVIP Global Moderate Allocation Managed Risk Fund

Fair values of derivative instruments as of June 30, 2016 were as follows:

	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Currency contracts (Futures contracts)	Net unrealized depreciation on futures contracts	$2,107,574	Net unrealized depreciation on futures contracts	$—
Equity contracts (Futures contracts)	Net unrealized depreciation on futures contracts	—	Net unrealized depreciation on futures contracts	(37,533,439)

Total		$2,107,574		$(37,533,439)

LVIP Global Allocation Managed Risk Funds–27

LVIP Global Allocation Managed Risk Funds

Notes to Financial Statements (continued)

5. Derivatives (continued)

LVIP Global Moderate Allocation Managed Risk Fund (continued)

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2016 was as follows:

			Change in
			Unrealized
			Appreciation
		Realized Gain	(Depreciation) on
		(Loss) on Derivatives	Derivatives
	Location of Gain (Loss) on Derivatives	Recognized in	Recognized in
	Recognized in Income	Income	Income
Currency contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(6,243,798)	$(504,827)
Equity contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(105,597,920)	(35,274,731)

Total		$(111,841,718)	$(35,779,558)

LVIP Global Growth Allocation Managed Risk Fund

Fair values of derivative instruments as of June 30, 2016 were as follows:

	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Currency contracts (Futures contracts)	Net unrealized depreciation on futures contracts	$6,880,902	Net unrealized depreciation on futures contracts	$—
Equity contracts (Futures contracts)	Net unrealized depreciation on futures contracts	—	Net unrealized depreciation on futures contracts	(64,756,158)

Total		$6,880,902		$(64,756,158)

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2016 was as follows:

			Change in
			Unrealized
			Appreciation
		Realized Gain	(Depreciation) on
		(Loss) on Derivatives	Derivatives
	Location of Gain (Loss) on Derivatives	Recognized in	Recognized in
	Recognized in Income	Income	Income
Currency contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(7,153,893)	$1,179,994
Equity contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(111,498,742)	(58,924,811)

Total		$(118,652,635)	$(57,744,817)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by each Fund during the six months ended June 30, 2016. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2016.

	Asset Derivative Volume	Liability Derivative Volume
	Futures Contracts	Futures Contracts
	(Average Notional Value)	(Average Notional Value)
LVIP Global Conservative Allocation Managed Risk Fund	$62,940,492	$ 38,119,236
LVIP Global Moderate Allocation Managed Risk Fund	32,270,169	1,075,367,306
LVIP Global Growth Allocation Managed Risk Fund	38,346,938	1,693,091,718

LVIP Global Allocation Managed Risk Funds–28

LVIP Global Allocation Managed Risk Funds

Notes to Financial Statements  (continued)

6. Market Risk

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

7. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

LVIP Global Allocation Managed Risk Funds–29

LVIP Global Allocation Managed Risk Funds

Other Fund Information (unaudited)

Approval of Subadvisory Agreement

On January 6, 2016, the Board of Trustees of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things the approval of the sub-advisory agreement with Milliman Financial Risk Management LLC (“Milliman”) (the “Sub-Advisory Agreement”) for various series of the Trust (each a “Fund” and collectively the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC, The Lincoln National Life Insurance Company (“Lincoln Life”) and Milliman prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to approval of investment sub-advisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LIAC, Lincoln Life and Milliman provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including in-person presentations by representatives of Milliman, information about proposed sub-advisory fees and compliance and regulatory matters. After reviewing the information received, the Independent Trustees requested supplemental information and LIAC and Milliman provided materials in response. The Board determined that, given the totality of the information provided with respect to the Sub-Advisory Agreement, the Board had received sufficient information to approve the Sub-Advisory Agreement. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and employees of Lincoln Life, LIAC, and Milliman to consider the approval of the Sub-Advisory Agreement.

Based upon its review, the Board concluded that it was in the best interests of each Fund that the Sub-Advisory Agreement be approved for each Fund. In considering the approval of the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Nature, Extent and Quality of Services. In considering the approval of the sub-advisory agreement between LIAC and Milliman with respect to the Funds, the Board considered the nature, extent and quality of services to be provided by Milliman under the Sub-Advisory Agreement. The Board noted that Milliman has served as a consultant to LIAC with respect to the managed risk strategy for each Fund and that LIAC proposed to delegate the responsibility of managing each Fund’s managed risk strategy to Milliman as sub-adviser. The Board considered the criteria provided by LIAC in recommending Milliman be appointed a sub-adviser for the managed risk strategy of the Funds, including historical modeling and noted that the Board was familiar with the futures based managed risk overlay services provided by Milliman as a consultant to LIAC with respect to the Funds. The Board reviewed the services to be provided by Milliman, the backgrounds of the investment professionals proposed to service the Funds, Milliman’s consulting work for LIAC with respect to the managed risk strategy for the Funds, and the reputation, resources and investment approach of Milliman. They also reviewed information provided regarding the structure of portfolio manager compensation, risk management and compliance and regulatory matters. The Board concluded that the services to be provided by Milliman were expected to be satisfactory.

Performance. With respect to performance, the Board considered that Milliman has served as a risk management consultant to LIAC with respect to the Funds’ futures based managed risk strategy and that the Board received quarterly performance information from LIAC and also from Morningstar, Inc. as part of the annual contract renewal process. The Board concluded that the services to be provided by Milliman were expected to be acceptable.

Sub-Advisory Fee and Economies of Scale. The Board reviewed the proposed sub-advisory fee schedule and noted Milliman’s view that the sub-advisory fees proposed by Milliman were competitive compared to other registered fund and institutional clients that employ the same futures based managed risk strategy as used for the Funds. The Board considered that the sub-advisory fee schedule was negotiated between LIAC and Milliman, an unaffiliated third party and that LIAC would compensate Milliman from its fees. The Board concluded that the proposed sub-advisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered that the sub-advisory fee schedule was negotiated between LIAC and Milliman, an unaffiliated third party, and that LIAC would compensate Milliman from its fees. The Board reviewed materials provided by Milliman as to any additional benefits it would receive and noted Milliman’s statement that the Sub-Advisory Agreement may strengthen Milliman’s name recognition as well as create non-pecuniary benefits from synergies related to conducting risk management programs for clients in large volume.

Overall Conclusions

Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Sub-Advisory Agreement are fair and reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the Funds.

LVIP Global Allocation Managed Risk Funds–30

LVIP Global Income Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2016

LVIP Global Income Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Global Income Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2016 to June 30, 2016

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY each hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/16 to
	1/1/16	6/30/16	Ratio	6/30/16*
Actual
Standard Class Shares	$1,000.00	$1,030.90	0.65%	$3.28
Service Class Shares	1,000.00	1,029.60	0.90%	4.54
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.63	0.65%	$3.27
Service Class Shares	1,000.00	1,020.39	0.90%	4.52

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Global Income Fund–1

LVIP Global Income Fund

Security Type/Country Allocations (unaudited)

As of June 30, 2016

Percentage
Security Type	of Net Assets

Agency Collateralized Mortgage Obligations	0.58%

Agency Mortgage-Backed Securities	0.41%

Non-Agency Commercial Mortgage-Backed Securities	0.83%

Corporate Bonds	7.68%

Municipal Bonds	0.02%

Non-Agency Asset-Backed Securities	1.73%

Non-Agency Collateralized Mortgage Obligations	0.78%

Senior Secured Loans	0.87%

Sovereign Bonds	53.98%

Supranational Banks	2.10%

U.S. Treasury Obligations	23.28%

Short-Term Investment	1.63%

Money Market Fund	5.44%

Total Value of Securities	99.33%

Receivables and Other Assets Net of Liabilities	0.67%

Total Net Assets	100.00%

Percentage
Country	of Net Assets

Australia	0.40%
Bermuda	0.03%
Brazil	1.49%
British Virgin Islands	0.10%
Canada	0.18%
Cayman Islands	0.71%
China	0.22%
France	1.22%
Germany	0.12%
Hong Kong	0.05%
Indonesia	1.45%
Ireland	0.18%
Italy	0.32%
Japan	5.32%
Luxembourg	0.09%
Malaysia	5.04%
Marshall Island	0.00%
Mexico	9.44%
Monaco	0.01%
Netherlands	0.95%
New Zealand	4.25%
Peru	0.01%
Philippines	1.44%
Poland	4.04%
Portugal	1.26%
Republic of Korea	4.87%
Republic of Lithuania	0.10%
Serbia	0.30%
Singapore	2.22%
Slovenia	0.10%
South Africa	0.00%
Spain	3.90%
Supranational	2.10%
Switzerland	0.06%
Ukraine	1.43%
United Kingdom	6.22%
United States	32.64%

Total	92.26%

LVIP Global Income Fund–2

LVIP Global Income Fund

Statement of Net Assets

June 30, 2016 (unaudited)

	Principal	Value
	Amount°	(U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.58%
Freddie Mac Structured Agency Credit Risk Debt Notes
•Series 2014-HQ3 M2 3.103% 10/25/24	800,000	$ 810,021
•Series 2015-DN1 M2 2.853% 1/25/25	1,005,000	1,013,142
•Series 2015-DN1 M3 4.603% 1/25/25	600,000	623,412
•Series 2015-DNA1 M2 2.303% 10/25/27	830,000	829,211
•Series 2015-DNA2 M2 3.053% 12/25/27	750,000	764,367
•Series 2015-HQ1 M1 1.503% 3/25/25	154,804	154,931
•Series 2015-HQ1 M2 2.653% 3/25/25	575,000	577,362
•Series 2015-HQA1 M2 3.103% 3/25/28	650,000	665,082
•Series 2015-HQA2 M2 3.253% 5/25/28	500,000	511,976

Total Agency Collateralized Mortgage Obligations (Cost $5,941,686)		5,949,504

AGENCY MORTGAGE-BACKED SECURITIES–0.41%
Fannie Mae ARM
•2.071% 4/1/38	46,011	49,172
•2.25% 9/1/34	123,639	131,146
•2.276% 11/1/37	55,986	58,796
•2.318% 9/1/33	203,071	213,819
•2.318% 10/1/35	301,464	313,154
•2.379% 10/1/32	64,627	68,471
•2.411% 11/1/34	38,734	40,279
•2.452% 10/1/37	33,324	34,736
•2.455% 9/1/33	123,597	131,517
•2.488% 6/1/35	686,236	724,969
•2.52% 7/1/34	45,821	47,812
•2.535% 2/1/35	23,065	24,232
•2.57% 4/1/38	210,230	219,147
•2.623% 8/1/36	44,886	48,064
•2.639% 6/1/36	43,137	46,017
•2.683% 1/1/37	10,398	10,984
•2.75% 1/1/37	129,160	136,683
•2.793% 4/1/34	183,745	194,584
•2.845% 3/1/35	80,108	83,699
•2.975% 5/1/36	12,418	13,118
•3.049% 5/1/38	108,907	116,347
Freddie Mac ARM
•2.292% 1/1/36	34,474	36,001
•2.539% 1/1/35	156,675	165,960
•2.602% 10/1/34	32,090	33,490
•2.633% 1/1/35	175,118	185,290
•2.70% 7/1/36	85,639	89,450

	Principal	Value
	Amount°	(U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac ARM (continued)
•2.738% 8/1/31	31,609	$ 33,451
•2.776% 11/1/33	17,227	18,261
•2.855% 3/1/34	19,717	20,900
•2.858% 4/1/30	60,328	63,281
•2.876% 4/1/38	401,404	427,358
•2.917% 11/1/36	24,330	26,143
•2.962% 5/1/38	81,237	86,040
•3.049% 5/1/38	316,296	335,785

Total Agency Mortgage-Backed Securities (Cost $4,167,390)		4,228,156

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.83%
Bank of America Commercial Mortgage Trust
•Series 2006-1 D 5.775% 9/10/45	170,000	169,508
•Series 2006-4 AJ 5.695% 7/10/46	350,000	341,404
Bear Stearns Commercial Mortgage Securities Trust
•Series 2006-PW11 AJ 5.562% 3/11/39	550,000	527,724
•Series 2006-PW13 AJ 5.611% 9/11/41	350,000	350,208
•Series 2007-PW16 AM 5.91% 6/11/40	500,000	516,775
CD Commercial Mortgage Trust
•Series 2005-CD1 E 5.454% 7/15/44	370,000	369,650
Series 2006-CD3 AJ 5.688% 10/15/48	500,000	301,660
Commercial Mortgage Trust
•Series 2005-GG5 AJ 5.644% 4/10/37	19,553	19,540
•Series 2006-GG7 AJ 6.06% 7/10/38	450,000	414,002
•Series 2006-GG7 AM 6.06% 7/10/38	140,364	140,228
Series 2007-GG9 AM 5.475% 3/10/39	325,000	330,439
#•Hilton USA Trust Series 2013-HLF BFL 144A 1.963% 11/5/30	145,074	144,981
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2004-LN2 A2 5.115% 7/15/41	19,591	19,614
•Series 2005-LDP5 E 5.718% 12/15/44	650,000	647,355
•Series 2005-LDP5 F 5.718% 12/15/44	700,000	694,622

LVIP Global Income Fund—3

LVIP Global Income Fund

Statement of Net Assets (continued)

	Principal	Value
	Amount°	(U.S. $)

NON-AGENCY COMMERCIAL
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust (continued)
•LB-UBS Commercial Mortgage Trust Series 2006-C4 AJ 5.991% 6/15/38	137,869	$ 137,796
•Merrill Lynch Mortgage Trust Series 2005-CKI1 D 5.524% 11/12/37	145,752	142,425
Morgan Stanley Capital I Trust
•Series 2007-HQ11 A1A 5.422% 2/12/44	658,941	668,704
Series 2007-IQ13 5.312% 3/15/44	209,136	212,307
•Series 2007-IQ16 AM 6.256% 12/12/49	500,000	524,023
•Series 2007-IQ16 AMA 6.252% 12/12/49	700,000	730,950
Resource Capital
#•Series 2014-CRE2 A 144A 1.496% 4/15/32	200,678	197,645
#•Series 2015-CRE4 144A 1.842% 8/15/32	100,000	98,534
•Wachovia Bank Commercial Mortgage Trust Series 2006-C28 AM 5.603% 10/15/48	800,000	805,074

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $9,114,708)		8,505,168

ΔCORPORATE BONDS–7.68%
Australia–0.36%
#BlueScope Steel Finance 144A 6.50% 5/15/21	200,000	207,580
CNOOC Finance 2015 Australia 2.625% 5/5/20	800,000	808,841
National Australia Bank 1.875% 7/23/18	600,000	607,673
Westpac Banking
#144A 2.10% 2/25/21	1,500,000	1,532,309
#144A 2.25% 11/9/20	500,000	513,547

		3,669,950

Bermuda–0.03%
Weatherford International 7.75% 6/15/21	300,000	293,250

		293,250

British Virgin Islands–0.10%
#Sinopec Group Overseas Development 2015 144A 2.50% 4/28/20	700,000	708,191

		Principal	Value
		Amount°	(U.S. $)

ΔCORPORATE BONDS (continued)
British Virgin Islands (continued)
#State Grid Overseas Investment 2014 144A 2.75% 5/7/19		300,000	$309,261

			1,017,452

Canada–0.15%
Canadian Natural Resources 1.75% 1/15/18		500,000	495,809
CNOOC Nexen Finance 2014 1.625% 4/30/17		300,000	300,685
Royal Bank of Canada 2.10% 10/14/20		500,000	509,529
#Valeant Pharmaceuticals International 144A 5.375% 3/15/20		250,000	214,844

			1,520,867

Cayman Islands–0.02%
#•Seven & Seven 144A 1.898% 9/11/19		210,000	209,224

			209,224

China–0.22%
Alibaba Group Holding 2.50% 11/28/19		600,000	607,974
#Export-Import Bank of China 144A 2.50% 7/31/19		1,000,000	1,025,263
Industrial & Commercial Bank of China 3.231% 11/13/19		600,000	623,903

			2,257,140

France–0.15%
Arkema 1.50% 1/20/25	EUR	200,000	232,157
#Electricite de France 144A 2.15% 1/22/19		1,000,000	1,020,916
Pernod Ricard 2.125% 9/27/24	EUR	100,000	122,452
Veolia Environnement 4.625% 3/30/27	EUR	100,000	151,988

			1,527,513

Germany–0.12%
•Deutsche Bank 1.946% 8/20/20		600,000	586,065
#Norddeutsche Landesbank Girozentrale 144A 2.00% 2/5/19		600,000	611,770

			1,197,835

Hong Kong–0.05%
#Hutchison Whampoa International 14 144A 1.625% 10/31/17		500,000	502,605

			502,605

LVIP Global Income Fund—4

LVIP Global Income Fund

Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)

ΔCORPORATE BONDS (continued)
Ireland–0.13%
#Ardagh Packaging Finance 144A 6.00% 6/30/21		200,000	$199,500
Depfa ACS Bank 1.65% 12/20/16	JPY	120,000,000	1,170,014

			1,369,514

Italy–0.32%
Banca Monte dei Paschi di Siena 2.875% 4/16/21	EUR	600,000	736,069
Intesa Sanpaolo
•0.08% 5/18/17	EUR	200,000	221,677
2.375% 1/13/17		200,000	200,774
3.875% 1/16/18		700,000	718,465
3.875% 1/15/19		500,000	514,209
•UniCredit 0.703% 4/10/17	EUR	300,000	334,230
Unione di Banche Italiane 2.875% 2/18/19	EUR	500,000	589,071

			3,314,495

Luxembourg–0.06%
Actavis Funding 2.35% 3/12/18		600,000	608,428

			608,428

Mexico–0.07%
Coca-Cola Femsa 2.375% 11/26/18		700,000	714,293

			714,293

Netherlands–0.16%
#•ING Bank 144A 1.336% 10/1/19		1,000,000	986,330
•Petrobras Global Finance 3.536% 3/17/20		700,000	621,040

			1,607,370

Portugal–0.02%
Banco Comercial Portugues 4.75% 6/22/17	EUR	200,000	231,503

			231,503

Republic of Korea–0.18%
• Export-Import Bank of Korea 1.38% 1/14/17		1,500,000	1,502,187
#Woori Bank 144A 4.75% 4/30/24		350,000	369,170

			1,871,357

South Africa–0.00%
#‡Edcon 144A 9.50% 3/1/18	EUR	150,000	50,771

			50,771

Spain–0.07%
Bankinter 1.75% 6/10/19	EUR	600,000	692,656

			692,656

		Principal	Value
		Amount°	(U.S. $)

ΔCORPORATE BONDS (continued)
Switzerland–0.06%
•Credit Suisse New York 1.155% 5/26/17		600,000	$599,716

			599,716

United Kingdom–0.40%
•Barclays Bank 1.208% 2/17/17		1,300,000	1,298,283
Delphi Automotive 3.15% 11/19/20		800,000	823,705
Ensco 4.70% 3/15/21		350,000	291,259
HSBC Holdings 3.40% 3/8/21		200,000	206,218
#Imperial Tobacco Finance 144A 2.95% 7/21/20		600,000	618,457
#Petrofac 144A 3.40% 10/10/18		600,000	600,323
Royal Bank of Scotland 6.934% 4/9/18	EUR	200,000	240,373

			4,078,618

United States–5.01%
AbbVie 1.80% 5/14/18		800,000	805,982
American Tower
3.30% 2/15/21		500,000	522,149
3.40% 2/15/19		300,000	312,594
•Amgen 1.254% 5/22/19		1,000,000	1,000,717
Anheuser-Busch InBev Finance 2.65% 2/1/21		600,000	622,867
•Apple 1.474% 2/22/19		400,000	405,883
AT&T
2.40% 3/15/17		1,000,000	1,008,629
2.45% 6/30/20		700,000	715,334
Bank of America
•1.668% 1/15/19		1,000,000	1,004,433
2.65% 4/1/19		700,000	717,604
•Bank of New York Mellon
1.498% 8/17/20		500,000	502,371
Beazer Homes USA
5.75% 6/15/19		3,000,000	2,745,000
Becton Dickinson
2.675% 12/15/19		600,000	617,626
#California Resources 144A
8.00% 12/15/22		73,000	51,921
Capital One Bank USA
2.30% 6/5/19		800,000	810,486
CenturyLink 6.00% 4/1/17		1,000,000	1,028,750
#Chesapeake Energy 144A
8.00% 12/15/22		175,000	148,531
CIT Group
3.875% 2/19/19		300,000	302,250
5.00% 8/15/22		200,000	204,000
Citigroup
•1.427% 4/8/19		200,000	199,325
2.40% 2/18/20		200,000	202,222

LVIP Global Income Fund—5

LVIP Global Income Fund

Statement of Net Assets (continued)

	Principal	Value
	Amount°	(U.S. $)

ΔCORPORATE BONDS (continued)
United States (continued)
Constellation Brands 3.875% 11/15/19	200,000	$ 211,250
#Diamond 1 Finance 144A 3.48% 6/1/19	400,000	410,046
Dollar General 1.875% 4/15/18	500,000	505,551
Dominion Resources 2.50% 12/1/19	500,000	511,246
DPL 6.50% 10/15/16	154,000	154,096
E*TRADE Financial 5.375% 11/15/22	200,000	212,000
Enable Midstream Partners 2.40% 5/15/19	400,000	375,851
Energy Transfer Partners 4.15% 10/1/20	100,000	101,589
#‡Energy XXI Gulf Coast 144A 11.00% 3/15/20	200,000	81,000
EnLink Midstream Partners 2.70% 4/1/19	100,000	97,256
Express Scripts Holding 3.30% 2/25/21	300,000	314,917
Fiserv 2.70% 6/1/20	600,000	621,732
Ford Motor Credit 3.157% 8/4/20	1,200,000	1,245,367
Freeport-McMoRan 2.30% 11/14/17	600,000	592,500
•Goldman Sachs Group 1.853% 9/15/20	1,300,000	1,298,237
#Halcon Resources 144A 13.00% 2/15/22	65,000	34,775
HCA
4.25% 10/15/19	300,000	313,500
5.875% 5/1/23	100,000	106,750
#•Hewlett Packard Enterprise 144A 2.583% 10/5/18	600,000	608,470
HSBC USA 2.00% 8/7/18	600,000	602,138
#Jackson National Life Global Funding 144A 2.25% 4/29/21	500,000	506,787
JPMorgan Chase
•1.538% 1/25/18	1,200,000	1,206,108
2.20% 10/22/19	1,000,000	1,016,942
2.40% 6/7/21	200,000	202,934
Juniper Networks 3.125% 2/26/19	500,000	514,577
KB Home 4.75% 5/15/19	300,000	302,250
Kinder Morgan 3.05% 12/1/19	700,000	707,867
Kinder Morgan Energy Partners 6.85% 2/15/20	800,000	896,024
#Kinder Morgan Finance 144A 6.00% 1/15/18	300,000	315,775
Kraft Heinz Foods #144A 2.00% 7/2/18	500,000	506,531
2.25% 6/5/17	300,000	302,820

	Principal	Value
	Amount°	(U.S. $)

ΔCORPORATE BONDS (continued)
United States (continued)
Kroger 2.60% 2/1/21	500,000	$519,784
#‡Linn Energy 144A 12.00% 12/15/20	125,000	43,437
Lockheed Martin 1.85% 11/23/18	300,000	304,247
Marriott International 2.875% 3/1/21	800,000	827,880
Maxim Integrated Products 2.50% 11/15/18	1,000,000	1,017,953
Metropolitan Life Global Funding I
#144A 1.30% 4/10/17	1,000,000	1,003,236
#144A 3.875% 4/11/22	300,000	326,584
Morgan Stanley
•1.488% 1/24/19	1,000,000	998,724
•1.774% 1/27/20	800,000	803,502
Navient 5.50% 1/15/19	400,000	402,260
#•NBCUniversal Enterprise 144A 1.313% 4/15/18	1,000,000	1,004,528
#New York Life Global Funding 144A 2.10% 1/2/19	1,000,000	1,022,451
Owens Illinois 7.80% 5/15/18	150,000	164,625
Pactiv 8.125% 6/15/17	1,000,000	1,032,500
#‡Peabody Energy 144A 10.00% 3/15/22	300,000	40,500
#Pricoa Global Funding I 144A 2.55% 11/24/20	400,000	413,786
#Protective Life Global Funding 144A 1.722% 4/15/19	300,000	301,889
•Prudential Financial 1.406% 8/15/18	600,000	598,892
PSEG Power 3.00% 6/15/21	500,000	507,481
Regions Financial 2.00% 5/15/18	1,000,000	1,002,183
Reynolds American 2.30% 6/12/18	500,000	508,261
Sanchez Energy 7.75% 6/15/21	150,000	127,875
Sempra Energy 2.85% 11/15/20	700,000	726,356
Southern Co 2.35% 7/1/21	400,000	408,413
#Sprint Communications 144A 9.00% 11/15/18	300,000	320,625
Tenet Healthcare
5.00% 3/1/19	100,000	97,250
5.50% 3/1/19	400,000	396,000
#TIAA Asset Management Finance 144A 2.95% 11/1/19	600,000	615,160
Time Warner 2.10% 6/1/19	500,000	507,079
Toys R Us 7.375% 10/15/18	500,000	427,500
TransDigm 6.00% 7/15/22	300,000	303,054
United Technologies 4.50% 4/15/20	500,000	557,491
Verizon Communications 2.625% 2/21/20	1,000,000	1,035,760

LVIP Global Income Fund—6

LVIP Global Income Fund

Statement of Net Assets (continued)

	Principal	Value
	Amount°	(U.S. $)

ΔCORPORATE BONDS (continued)
United States (continued)
Viacom 2.75% 12/15/19	600,000	$609,195
Walgreens Boots Alliance 1.75% 11/17/17	600,000	604,483
Wells Fargo •1.515% 7/22/20	1,900,000	1,906,289
2.50% 3/4/21	200,000	205,223
Zimmer Biomet Holdings 2.70% 4/1/20	700,000	709,112

		51,207,128

Total Corporate Bonds (Cost $79,012,212)		78,541,685

MUNICIPAL BONDS–0.02%
City of Chicago, Illinois (Neighborhoods Alive)
§Series B 5.00% 1/1/17	60,000	61,288
Series B-Unrefunded 5.00% 1/1/17	75,000	75,929
•University of California
Series Y-2 0.967% 7/1/41	40,000	40,006

Total Municipal Bonds (Cost $176,004)		177,223

NON-AGENCY ASSET-BACKED SECURITIES–1.73%
•American Express Credit
Account Master Trust Series 2008-2 A 1.702% 9/15/20	300,000	304,631
#•American Homes 4 Rent Series
2014-SFR1 A 144A
1.446% 6/17/31	318,218	314,416
#•ARES IIIR/IVR CLO Series 2007-3RA B 144A
1.003% 4/16/21	1,000,000	943,309
#•ARES XI CLO Series 2007-11A A1C 144A 0.899% 10/11/21	276,459	271,598
#•Babson CLO Series 2007-1A A1 144A 0.858% 1/18/21	235,234	232,651
#•Bridgeport CLO Series 2006-1A B 144A 1.285% 7/21/20	1,000,000	973,031
#•Catamaran CLO Series 2014-2A B 144A 3.633% 10/18/26	606,600	595,435
#•Cent CDO 15 Series 2007-15A A2B 144A 0.996% 3/11/21	1,000,000	942,496
#•Centerline REIT Series 2004-RR3 A2 144A 4.76% 9/21/45	396,630	397,265
Chase Issuance Trust
•Series 2007-B1 B1 0.692% 4/15/19	1,000,000	997,391
•Series 2007-C1 C1 0.902% 4/15/19	400,000	398,977

	Principal	Value
	Amount°	(U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Chase Issuance Trust (continued)
•Series 2014-A5 A5
0.812% 4/15/21	750,000	$748,977
Colony American Homes
#•Series 2014-1A A 144A
1.596% 5/17/31	274,813	272,537
#•Series 2014-1A C 144A
2.296% 5/17/31	100,000	98,323
•Conseco Financial
Series 1997-3 A7
7.64% 3/15/28	162,917	169,674
#•Cornerstone CLO Series
2007-1A A1J 144A
1.028% 7/15/21	1,200,000	1,185,128
#•CountryPlace Manufactured
Housing Contract Trust Series
2005-1 A3 144A
4.80% 12/15/35	16,566	16,612
#•CT CDO IV Series 2006-4A A1
144A 0.758% 10/20/43	8,601	8,592
Discover Card Execution Note Trust
•Series 2012-A4 A4
0.812% 11/15/19	1,000,000	1,001,431
•Series 2013-A6 A6
0.892% 4/15/21	580,000	581,079
•Series 2014-A1 A1
0.872% 7/15/21	800,000	801,838
Eaton Vance CLO
#•Series 2014-1A B 144A
2.678% 7/15/26	200,800	197,648
#•Series 2014-1A C 144A
3.628% 7/15/26	171,300	165,810
Invitation Homes Trust
#•Series 2014-SFR1 B 144A
1.946% 6/17/31	130,000	128,011
#•Series 2014-SFR2 A 144A
1.546% 9/17/31	401,278	397,474
#•Series 2014-SFR2 B 144A
2.046% 9/17/31	740,000	734,205
#•Series 2015-SFR1 A 144A
1.896% 3/17/32	211,783	211,937
#•Series 2015-SFR2 A 144A
1.797% 6/17/32	323,018	322,020
LNR CDO
#•Series 2002-1A DFL 144A
1.852% 7/24/37	147,905	146,130
#•Series 2003-1A EFL 144A
3.451% 7/23/36	38,418	38,268
•Madison Avenue Manufactured
Housing Contract Trust Series
2002-A B1 3.703% 3/25/32	203,439	206,078

LVIP Global Income Fund—7

LVIP Global Income Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
#•Newcastle CDO V Series 2004-5A 1 144A 0.98% 12/24/39	586	$574
•¿Park Place Securities Asset-Backed Pass Through Certificates Series 2004-WHQ2 M2 1.398% 2/25/35	31,897	31,784
Progress Residential Trust
#•Series 2014-SFR1 A 144A 1.546% 10/17/31	203,607	201,433
#•Series 2014-SFR1 B 144A 2.346% 10/17/31	200,000	199,679
•RAAC Trust Series 2004-SP1 AII 1.153% 3/25/34	334,562	316,066
Silver Bay Realty Trust
#•Series 2014-1 A 144A 1.446% 9/17/31	122,972	120,725
#•Series 2014-1 B 144A 1.896% 9/17/31	100,000	98,032
#•SWAY Residential Trust Series 2014-1 A 144A 1.746% 1/17/32	604,347	600,782
#•Trade MAPS 1 Series 2013-1A A 144A 1.145% 12/10/18	500,000	497,996
#•Tricon American Homes Trust Series 2015-SFR1 A 144A 1.693% 5/17/32	727,367	716,410
West CLO
#•Series 2014-1A A2 144A 2.733% 7/18/26	310,000	302,241
#•Series 2014-1A B 144A 3.483% 7/18/26	830,000	783,209

Total Non-Agency Asset-Backed Securities (Cost $17,808,566)		17,671,903

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.78%
•Bear Stearns Alternative A Trust Series 2004-10 1A3 1.453% 9/25/34	240,436	237,653
CHL Mortgage Pass Through Trust
•¿Series 2004-6 1A1 3.078% 5/25/34	347,490	344,396
•¿Series 2004-11 2A1 2.666% 7/25/34	118,944	117,132
•Credit Suisse First Boston Mortgage Securities Series 2003-AR9 3M1 1.953% 3/25/33	81,380	79,533

	Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Fannie Mae Connecticut Avenue Securities Series 2014-C02 2M1 1.403% 5/25/24	77,937	$77,579
•First Horizon Alternative Mortgage Securities Trust Series 2004-AA5 2A1 2.512% 12/25/34	322,926	311,378
•HarborView Mortgage Loan Trust Series 2004-1 3A 2.446% 4/19/34	312,966	311,948
•Impac Secured Assets CMN Owner Trust Series 2004-4 M1 1.218% 2/25/35	100,000	94,573
•IndyMac INDX Mortgage Loan Trust Series 2005-AR1 1A1 2.971% 3/25/35	443,377	423,894
•JPMorgan Mortgage Trust Series 2004-A1 5A1 2.797% 2/25/34	451,730	444,658
•Merrill Lynch Mortgage Investors Trust Series 2003-A 1A 1.193% 3/25/28	61,186	57,722
Morgan Stanley Mortgage Loan Trust
•Series 2004-8AR 4A2 2.681% 10/25/34	377,782	371,191
•Series 2004-10AR 2A2 2.836% 11/25/34	327,217	330,905
•New York Mortgage Trust Series 2005-3 M1 0.903% 2/25/36	36,710	32,330
•Sequoia Mortgage Trust Series 2004-10 A2 1.088% 11/20/34	465,593	427,658
•Structured ARM Loan Trust Series 2004-12 3A1 2.855% 9/25/34	398,248	392,032
Structured Asset Mortgage Investments Trust
•Series 2003-AR1 A1 1.188% 10/19/33	456,707	423,393
•Series 2003-AR2 A1 1.188% 12/19/33	111,256	106,292
Structured Asset Mortgage Investments II Trust
•Series 2003-AR4 A1 1.148% 1/19/34	344,255	330,730
•Series 2004-AR6 A1A 1.148% 2/19/35	394,970	366,450
•Thornburg Mortgage Securities Trust Series 2003-4 A1 1.093% 9/25/43	326,131	313,072
#•Towd Point Mortgage Trust Series 2016-1 A1 144A 3.50% 2/25/55	835,351	863,989

LVIP Global Income Fund—8

LVIP Global Income Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
WaMu Mortgage Pass Through Certificates Trust
• ¿Series 2005-AR8 2AB2
0.873% 7/25/45	161,663	$142,543
• ¿Series 2005-AR19 A1A1
0.723% 12/25/45	427,726	392,502
Wells Fargo Mortgage-Backed Securities Trust
•Series 2003-L 1A2
2.637% 11/25/33	317,416	317,186
•Series 2003-O 1A2
2.686% 1/25/34	105,140	107,552
•Series 2004-X 1A1
2.757% 11/25/34	174,577	174,240
•Series 2005-AR9 2A2
2.785% 10/25/33	433,481	425,948

Total Non-Agency Collateralized Mortgage Obligations
(Cost $8,109,615)		8,018,479

« SENIOR SECURED LOANS–0.87%
Abacus Innovations Tranche B 1st Lien
2.75% 6/9/23	22,749	22,758
Affinity Gaming 1st Lien
5.00% 7/1/23	79,758	79,741
Alfred Fueling Systems 1st Lien
4.75% 6/20/21	224,991	225,272
Appvion Tranche B 1st Lien
6.25% 6/28/19	149,211	144,735
Arnhold & S Bleichroeder Holdings Tranche B 1st Lien
4.75% 12/31/22	60,013	58,962
Ascena Retail Group
5.25% 8/21/22	367,080	350,928
Avago Technologies Cayman Finance Tranche B 1st Lien
4.25% 2/1/23	162,817	163,212
@Bowie Resource Holdings Tranche B 1st Lien
8.75% 8/12/20	175,008	147,006
Calpine Tranche B 1st Lien
4.00% 1/15/23	42,141	41,845
Caraustar Industries Tranche B 1st Lien
8.00% 5/1/19	30,421	30,410
Charter Communications Operating Tranche A 1st Lien
2.00% 5/18/21	138,250	136,825
Chemours Tranche B 1st Lien
3.75% 5/12/22	70,336	68,209
Ciena Tranche B
3.75% 7/15/19	30,787	30,652
Community Health Systems Tranche F 1st Lien
3.924% 12/31/18	182,316	181,062
Dell International Tranche B2 1st Lien
4.00% 4/29/20	81,951	81,810

	Principal Amount°	Value (U.S. $)

« SENIOR SECURED LOANS (continued)
EFS Cogen Holdings I Tranche B 1st Lien
5.25% 6/28/23	16,978	$17,042
Endo Luxembourg Finance I Tranche B 1st Lien
3.75% 9/25/22	270,926	267,133
Evergreen Acqco 1 Tranche C
5.00% 10/3/19	186,457	163,849
FGI Operating Tranche B 1st Lien
5.50% 4/19/19	918,738	767,146
Fieldwood Energy 1st Lien
3.875% 9/28/18	344,108	300,234
@Fitness & Sports Clubs Tranche B 1st Lien
5.50% 7/1/20	220,922	219,196
FMG Resources August 2006 Pty 1st Lien
4.25% 6/30/19	239,503	229,923
Fram Group Holdings 1st Lien
7.00% 7/29/17	194,960	181,974
Guggenheim Partners Investment Management Holdings Tranche B 1st Lien
4.25% 7/22/20	54,970	54,961
Hertz Tranche B 1st Lien
3.50% 6/30/23	48,307	48,337
Huntsman International Tranche B-Ext 1st Lien
3.557% 4/19/19	122,912	122,720
KAR Auction Services Tranche B3 1st Lien
4.25% 3/9/23	61,312	61,593
KFC Holding Tranche B 1st Lien
3.192% 6/16/23	40,000	40,100
M/A-COM Technology Solutions Holdings Tranche B 1st Lien
4.50% 5/8/21	75,653	75,653
Match Group Tranche B 1st Lien
5.50% 11/16/22	28,900	29,104
McDermott Finance
8.25% 4/16/19	12,736	12,788
MKS Instruments Tranche B 1st Lien
4.25% 4/29/23	51,846	51,954
Navios Maritime Midstream Partners Tranche B 1st Lien
5.50% 6/18/20	134,332	129,295
Navios Maritime Partners
5.25% 6/27/18	4,696	4,215
Navistar 1st Lien
6.50% 8/7/20	135,219	128,233
Neptune Finco 1st Lien
5.00% 10/9/22	126,537	126,979
Novelis Tranche B 1st Lien
4.00% 6/2/22	78,398	77,770
NRG Energy Tranche B 1st Lien
3.50% 6/30/23	120,000	119,265
OCI Beaumont Tranche B3 1st Lien
6.50% 8/20/19	666,725	666,725
On Semiconductor Tranche B 1st Lien
5.25% 3/31/23	227,971	229,277

LVIP Global Income Fund—9

LVIP Global Income Fund

Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)

«SENIOR SECURED LOANS (continued)
Onsite Rental Group Operations PTY Tranche B 1st Lien 5.50% 7/31/21		249,836	$182,381
OSG Bulk Ships Tranche B - Exit 1st Lien 5.25% 8/5/19		116,507	112,866
Peabody Energy Tranche B 1st Lien 4.25% 9/24/20		162,761	70,191
PetSmart Tranche B 1st Lien 4.25% 3/10/22		49,874	49,731
Prime Security Services Borrower Tranche 1st Lien
4.75% 5/2/22		60,000	60,212
4.75% 5/2/22		34,651	34,774
Radio One Tranche 1st Lien 5.14% 12/31/18		547,518	546,149
ROC Finance 1st Lien 5.00% 6/20/19		229,083	219,862
Sensus USA 1st Lien 6.50% 3/16/23		230,000	228,850
SunGard Availability Services Capital Tranche B 1st Lien 6.00% 3/31/19		356,523	313,073
Team Health Tranche B 1st Lien 0.065% 11/23/22		14,733	14,733
TI Group Automotive Systems Tranche B 1st Lien 4.50% 6/30/22		111,549	109,597
Travelport Finance Tranche B 1st Lien 5.00% 9/2/21		70,000	69,716
UTEX Industries Tranche B 1st Lien 5.00% 5/22/21		362,800	252,146
Valeant Pharmaceuticals 4.75% 12/11/19		73,867	71,928
Valeant Pharmaceuticals International Tranche BD2 1st Lien 4.50% 2/13/19		126,074	122,883
Valeant Pharmaceuticals International Tranche B-F1 1st Lien 5.00% 4/1/22		291,552	284,384
Western Digital Tranche B 1st Lien 6.25% 3/30/23		114,371	114,996
Windstream Services Tranche B5 1st Lien 3.50% 8/8/19		51,266	51,117
Zebra Technologies Tranche B 1st Lien 4.00% 10/27/21		48,762	48,823

Total Senior Secured Loans (Cost $9,378,651)			8,847,305

ΔSOVEREIGN BONDS–53.98%
Brazil–1.49%
Brazil Letras do Tesouro Nacional
≠12.61% 1/1/18	BRL	8,530,000	2,215,439
≠13.813% 1/1/17	BRL	440,000	128,274
Brazil Notas do Tesouro Nacional 10.00% 1/1/23	BRL	8,320,000	2,364,740

		Principal	Value
		Amount°	(U.S. $)

ΔSOVEREIGN BONDS (continued)
Brazil (continued)
Brazil Notas do Tesouro Nacional Series B
6.00% 8/15/18	BRL	100,000	$91,499
6.00% 5/15/19	BRL	12,000	108,122
6.00% 8/15/20	BRL	1,000	9,109
6.00% 8/15/22	BRL	432,000	3,912,992
6.00% 5/15/23	BRL	335,500	3,001,803
6.00% 8/15/24	BRL	3,000	27,382
6.00% 5/15/45	BRL	50,000	450,249
Brazil Notas do Tesouro Nacional Series F
10.00% 1/1/17	BRL	1,405,000	429,623
10.00% 1/1/21	BRL	4,300,000	1,250,691
10.00% 1/1/25	BRL	910,000	255,083
10.00% 1/1/27	BRL	3,760,000	1,037,952

			15,282,958

France–1.08%
France Government Bond O.A.T.
3.00% 4/25/22	EUR	3,800,000	5,031,135
3.75% 4/25/17	EUR	5,200,000	5,972,848

			11,003,983

Indonesia–1.45%
Indonesia Treasury Bonds
5.625% 5/15/23	IDR	24,833,000,000	1,672,375
7.00% 5/15/22	IDR	23,406,000,000	1,717,317
8.25% 7/15/21	IDR	4,351,000,000	343,689
8.375% 3/15/24	IDR	61,713,000,000	4,942,878
8.375% 9/15/26	IDR	3,671,000,000	294,741
8.375% 3/15/34	IDR	29,440,000,000	2,373,019
10.00% 9/15/24	IDR	25,030,000,000	2,148,261
10.00% 2/15/28	IDR	7,040,000,000	623,101
10.25% 7/15/22	IDR	7,849,000,000	670,146
12.90% 6/15/22	IDR	142,000,000	13,512

			14,799,039

Japan–5.32%
Japan Government 10 Yr Bonds
1.30% 3/20/19	JPY	250,000,000	2,526,679
1.70% 12/20/16	JPY	450,000,000	4,397,655
1.70% 3/20/17	JPY	700,000,000	6,875,388
Japan Government 20 Yr Bonds
1.50% 3/20/34	JPY	650,000,000	7,976,863
1.60% 6/20/30	JPY	350,000,000	4,217,296
1.90% 3/22/21	JPY	809,000,000	8,658,231
1.90% 6/20/25	JPY	653,000,000	7,581,301
Japan Government 30 Yr Bond
1.70% 9/20/44	JPY	875,000,000	12,143,922

			54,377,335

Malaysia–5.04%
Malaysia Government Bonds 3.172% 7/15/16	MYR	3,000,000	744,214

LVIP Global Income Fund—10

LVIP Global Income Fund

Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)

ΔSOVEREIGN BONDS (continued)
Malaysia (continued)
Malaysia Government Bonds (continued)
3.314% 10/31/17	MYR	80,960,000	$20,236,486
3.394% 3/15/17	MYR	35,960,000	8,968,771
3.654% 10/31/19	MYR	4,000,000	1,003,961
3.814% 2/15/17	MYR	16,680,000	4,165,552
4.012% 9/15/17	MYR	30,522,000	7,673,843
4.181% 7/15/24	MYR	13,023,000	3,335,749
4.24% 2/7/18	MYR	5,091,000	1,293,113
4.262% 9/15/16	MYR	2,875,000	715,524
≠Malaysia Treasury Bills 2.694% 1/20/17	MYR	7,410,000	1,811,185
Malaysian Government Bonds 3.26% 3/1/18	MYR	6,425,000	1,607,565

			51,555,963

Mexico–9.37%
Mexican Bonos
4.75% 6/14/18	MXN	148,240,000	8,096,675
5.00% 6/15/17	MXN	289,830,000	15,947,368
6.50% 6/10/21	MXN	225,000,000	12,874,321
7.25% 12/15/16	MXN	261,212,000	14,473,456
7.50% 6/3/27	MXN	154,500,000	9,468,676
7.75% 12/14/17	MXN	27,000,000	1,547,508
7.75% 11/23/34	MXN	75,000,000	4,707,444
8.50% 12/13/18	MXN	133,500,000	7,894,197
Mexican Cetes
≠0.00% 7/21/16	MXN	64,742,000	353,329
≠3.52% 7/7/16	MXN	527,078,000	2,880,852
≠4.349% 9/15/16	MXN	16,524,000	89,590
≠4.356% 10/27/16	MXN	33,049,000	178,346
≠4.359% 8/25/16	MXN	696,000	3,784
≠4.367% 9/29/16	MXN	143,066,000	774,444
≠4.372% 11/10/16	MXN	16,524,000	89,012
≠4.41% 9/1/16	MXN	10,110,000	54,929
≠4.43% 8/4/16	MXN	12,400,000	67,571
≠4.47% 10/13/16	MXN	108,245,000	584,968
≠4.475% 11/24/16	MXN	49,573,000	266,504
≠4.506% 12/8/16	MXN	2,158,792,000	11,585,712
≠4.549% 8/18/16	MXN	179,296,000	975,585
≠4.55% 2/2/17	MXN	230,469,000	1,228,677
≠4.565% 3/2/17	MXN	33,576,000	178,444
≠4.573% 3/30/17	MXN	261,000	1,382
≠4.772% 5/25/17	MXN	103,935,000	546,606
Mexican Udibonos
2.50% 12/10/20	MXN	4,056,052	224,786
3.50% 12/14/17	MXN	7,424,363	418,056
4.00% 6/13/19	MXN	5,149,941	298,614

			95,810,836

		Principal	Value
		Amount°	(U.S. $)

ΔSOVEREIGN BONDS (continued)
Netherlands–0.79%
Netherlands Government Bond 5.50% 1/15/28	EUR	4,500,000	$8,111,301

			8,111,301

New Zealand–4.25%
New Zealand Government Bonds
4.50% 4/15/27	NZD	4,550,000	3,910,408
5.50% 4/15/23	NZD	13,000,000	11,292,917
6.00% 12/15/17	NZD	18,500,000	13,954,397
6.00% 5/15/21	NZD	17,000,000	14,358,744

			43,516,466

Peru–0.01%
Peru Government Bond 7.84% 8/12/20	PEN	427,000	142,383

			142,383

Philippines–1.44%
Philippine Government Bonds
2.125% 5/23/18	PHP	42,214,000	892,917
2.875% 5/22/17	PHP	12,490,000	267,186
3.875% 11/22/19	PHP	82,940,000	1,827,594
5.00% 8/18/18	PHP	6,960,000	155,794
5.875% 1/31/18	PHP	3,740,000	83,635
9.125% 9/4/16	PHP	6,310,000	135,888
Philippine Treasury Bills
≠0.00% 7/6/16	PHP	410,000	8,714
≠1.192% 8/24/16	PHP	14,370,000	304,744
≠1.198% 9/14/16	PHP	5,130,000	108,684
≠1.276% 10/5/16	PHP	348,000,000	7,365,240
≠1.276% 8/3/16	PHP	15,330,000	325,423
≠1.297% 7/20/16	PHP	43,670,000	927,566
≠1.313% 11/2/16	PHP	8,520,000	180,123
≠1.316% 3/15/17	PHP	10,270,000	215,605
≠1.323% 2/22/17	PHP	19,310,000	406,008
≠1.355% 9/7/16	PHP	6,180,000	130,975
≠1.366% 1/18/17	PHP	47,320,000	997,125
≠1.475% 5/3/17	PHP	9,210,000	192,659
≠1.506% 6/7/17	PHP	1,250,000	26,198
≠1.535% 12/7/16	PHP	7,050,000	148,848

			14,700,926

Poland–4.04%
Poland Government Bonds
•1.75% 1/25/17	PLN	11,108,000	2,822,684
•1.75% 1/25/21	PLN	11,269,000	2,817,893
4.75% 10/25/16	PLN	24,040,000	6,154,754
5.25% 10/25/17	PLN	27,030,000	7,170,613
5.25% 10/25/20	PLN	20,500,000	5,887,430
5.50% 10/25/19	PLN	21,750,000	6,160,965
5.75% 10/25/21	PLN	15,050,000	4,487,419
5.75% 4/25/29	PLN	18,000,000	5,836,050

			41,337,808

LVIP Global Income Fund—11

LVIP Global Income Fund

Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)

ΔSOVEREIGN BONDS (continued)
Portugal–1.24%
#Portugal Government International Bond 144A 5.125% 10/15/24		3,840,000	$3,877,286
Portugal Obrigacoes do Tesouro OT
#144A 3.875% 2/15/30	EUR	7,500,000	8,655,401
#144A 4.95% 10/25/23	EUR	38,200	48,901
#144A 5.65% 2/15/24	EUR	94,800	125,207

			12,706,795

Republic of Korea–4.68%
Korea Monetary Stabilization Bonds
1.56% 8/9/16	KRW	111,300,000	96,659
1.57% 7/9/16	KRW	1,173,600,000	1,018,960
1.96% 2/2/17	KRW	733,200,000	639,289
2.07% 12/2/16	KRW	3,825,600,000	3,332,960
2.46% 8/2/16	KRW	5,677,160,000	4,934,016
Korea Treasury Bonds
1.47% 9/10/21	KRW	114,000,000	99,334
1.50% 6/10/19	KRW	6,780,000,000	5,931,371
2.00% 9/10/20	KRW	19,000,000,000	16,973,762
2.00% 3/10/21	KRW	10,873,500,000	9,749,797
3.00% 12/10/16	KRW	5,861,420,000	5,127,924

			47,904,072

Republic of Lithuania–0.10%
#Lithuania Government International Bond 144A 7.375% 2/11/20		880,000	1,039,456

			1,039,456

Serbia–0.30%
Republic of Serbia
#144A 4.875% 2/25/20		1,040,000	1,074,403
#144A 5.25% 11/21/17		880,000	910,990
#144A 7.25% 9/28/21		990,000	1,135,530

			3,120,923

Singapore–2.20%
Singapore Government Bond
2.00% 7/1/20	SGD	14,000,000	10,678,328
2.375% 4/1/17	SGD	3,500,000	2,630,726
2.875% 9/1/30	SGD	10,093,000	8,115,234
Singapore Government Bonds 3.75% 9/1/16	SGD	1,460,000	1,090,109

			22,514,397

Slovenia–0.10%
#Slovenia Government International Bond 144A 5.50% 10/26/22		860,000	978,290

			978,290

		Principal	Value
		Amount°	(U.S. $)

ΔSOVEREIGN BONDS (continued)
Spain–3.83%
Spain Government Bond 1.40% 1/31/20	EUR	16,576,000	$19,312,585
#144A 1.60% 4/30/25	EUR	12,770,000	14,819,599
#144A 4.20% 1/31/37	EUR	3,298,000	5,024,899

			39,157,083

Ukraine–1.43%
Ukraine Government International Bond
#144A 7.75% 9/1/23		2,680,000	2,592,900
#144A 7.75% 9/1/24		2,680,000	2,575,815
#144A 7.75% 9/1/25		2,680,000	2,566,100
#144A 7.75% 9/1/26		2,680,000	2,552,700
#144A 7.75% 9/1/27		2,680,000	2,546,000
#•Ukraine Government International Bond GDP Linked 144A 0.00% 5/31/40		5,516,000	1,799,595

			14,633,110

United Kingdom–5.82%
United Kingdom Gilt
4.25% 12/7/27	GBP	7,645,000	13,655,331
4.25% 9/7/39	GBP	5,250,000	10,424,152
4.50% 9/7/34	GBP	9,250,000	18,070,148
4.75% 3/7/20	GBP	5,750,000	8,923,299
5.00% 3/7/25	GBP	4,700,000	8,476,251

			59,549,181

Total Sovereign Bonds (Cost $558,075,241)			552,242,305

SUPRANATIONAL BANKS–2.10%
Asian Development Bank 2.35% 6/21/27	JPY	1,000,000,000	12,574,871
European Investment Bank 1.40% 6/20/17	JPY	910,000,000	8,949,689

Total Supranational Banks (Cost $17,779,031)			21,524,560

U.S. TREASURY OBLIGATIONS–23.28%
U.S. Treasury Bonds
3.125% 8/15/44		9,500,000	11,185,689
3.625% 8/15/43		9,143,000	11,799,288
4.50% 5/15/38		4,000,000	5,804,608
5.375% 2/15/31		5,500,000	8,160,839
U.S. Treasury Inflation Index Notes
0.125% 1/15/22		2,431,353	2,480,581
0.125% 1/15/23		3,316,992	3,364,607
1.375% 1/15/20		1,565,598	1,672,551
1.875% 7/15/19		1,540,770	1,668,015
U.S. Treasury Notes
0.625% 8/15/16		2,000,000	2,000,988
0.625% 5/31/17		15,500,000	15,516,043
0.625% 4/30/18		24,000,000	24,019,680

LVIP Global Income Fund—12

LVIP Global Income Fund

Statement of Net Assets (continued)

	Principal	Value
	Amount°	(U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
0.875% 12/31/16	23,000,000	$ 23,054,786
1.00% 8/15/18	7,500,000	7,561,230
1.00% 8/31/19	16,000,000	16,126,256
1.125% 4/30/20	15,000,000	15,150,000
1.375% 2/28/19	4,500,000	4,582,530
1.50% 12/31/18	3,300,000	3,368,706
1.50% 2/28/19	6,000,000	6,129,492
1.625% 6/30/19	19,264,900	19,783,030
1.625% 8/15/22	17,750,000	18,205,199
1.75% 5/15/22	23,000,000	23,771,305
2.50% 5/15/24	11,750,000	12,764,812

Total U.S. Treasury Obligations (Cost $226,177,181)		238,170,235

	Principal	Value
	Amount°	(U.S. $)

SHORT-TERM INVESTMENT–1.63%
≠Discount Note–1.63%
Federal Home Loan Bank 0.00% 7/1/16	16,647,000	$ 16,647,000

Total Short-Term Investment (Cost $16,647,000)		16,647,000

	Number of
	Shares

MONEY MARKET FUND–5.44%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	55,668,163	55,668,163

Total Money Market Fund (Cost $55,668,163)		55,668,163

TOTAL VALUE OF SECURITIES–99.33% (Cost $1,008,055,448)	1,016,191,686
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.67%	6,843,877
NET ASSETS APPLICABLE TO 91,543,529 SHARES OUTSTANDING–100.00%	$1,023,035,563

NET ASSET VALUE PER SHARE–LVIP GLOBAL INCOME FUND STANDARD CLASS ($383,989,778 / 34,305,140 Shares)	$11.193
NET ASSET VALUE PER SHARE–LVIP GLOBAL INCOME FUND SERVICE CLASS ($639,045,785 / 57,238,389 Shares)	$11.165
COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$1,051,733,607
Accumulated net investment loss	(3,742,757)
Accumulated net realized loss on investments	(16,087,947)
Net unrealized depreciation of investments, foreign currencies and derivatives	(8,867,340)
Total net assets	$1,023,035,563

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2016, the aggregate value of Rule 144A securities was $83,178,291, which represents 8.13% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 2.

•	Variable rate security. The rate shown is the rate as of June 30, 2016. Interest rates reset periodically.

«

Includes $14,581,760 cash collateral held at broker for certain open derivatives, $2,444,800 payable for securities purchased, $371,025 payable for fund shares redeemed, and $614,622 due to manager and affiliates as of June 30, 2016.

@	Illiquid security. At June 30, 2016, the aggregate value of illiquid securities was $366,202, which represents 0.04% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

≠	The rate shown is the effective yield at the time of purchase.

«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2016.

§

Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

LVIP Global Income Fund—13

LVIP Global Income Fund

Statement of Net Assets (continued)

‡	Non-income producing security. Security is currently in default.

The following foreign currency exchange contracts, foreign cross currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2016:1

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	EUR	(390,401)	USD	443,874	7/22/16	$10,271
BAML	EUR	(251,004)	USD	281,274	8/26/16	2,135
BAML	EUR	(12,137,044)	USD	13,076,815	11/25/16	(469,238)
BAML	EUR	(251,705)	USD	280,671	2/28/17	(1,321)
BAML	JPY	(34,125,000)	USD	312,394	11/28/16	(20,003)
BAML	JPY	(122,220,000)	USD	1,136,472	4/18/17	(61,084)
BCLY	CLP	173,000,000	USD	(253,758)	7/22/16	7,075
BCLY	EUR	(1,052,741)	USD	1,200,659	7/11/16	31,924
BCLY	EUR	(233,016)	USD	262,043	7/18/16	3,282
BCLY	EUR	(878,515)	USD	981,283	7/20/16	5,627
BCLY	EUR	(268,000)	USD	293,839	7/21/16	(3,807)
BCLY	EUR	(558,732)	USD	634,724	7/22/16	14,163
BCLY	EUR	(145,209)	USD	163,167	7/25/16	1,870
BCLY	EUR	(767,000)	USD	847,143	7/28/16	(4,934)
BCLY	EUR	(10,387,367)	USD	11,471,979	7/29/16	(68,036)
BCLY	EUR	(97,592)	USD	107,729	8/5/16	(719)
BCLY	EUR	(174,440)	USD	193,745	8/5/16	(101)
BCLY	EUR	(705,000)	USD	789,229	8/18/16	5,432
BCLY	EUR	(725,415)	USD	803,404	8/31/16	(3,473)
BCLY	EUR	(617,237)	USD	687,154	10/27/16	(947)
BCLY	JPY	(275,090,000)	USD	2,575,905	7/11/16	(88,901)
BCLY	JPY	(49,760,000)	USD	407,376	7/29/16	(74,929)
BCLY	JPY	(13,360,000)	USD	108,314	8/12/16	(21,239)
BCLY	JPY	(11,394,000)	USD	92,951	8/24/16	(17,581)
BCLY	JPY	(190,420,000)	USD	1,698,813	8/31/16	(148,913)
BCLY	JPY	(288,085,900)	USD	2,552,165	9/9/16	(244,372)
BCLY	JPY	(24,430,094)	USD	204,890	9/20/16	(32,376)
BCLY	JPY	(192,553,560)	USD	1,717,656	9/26/16	(152,931)
BCLY	JPY	(288,100,000)	USD	2,424,982	10/13/16	(375,825)
BCLY	JPY	(108,530,000)	USD	913,879	10/24/16	(141,702)
BCLY	JPY	(81,840,000)	USD	740,164	2/27/17	(60,043)
BCLY	JPY	(79,441,000)	USD	787,745	6/30/17	6,875
BNYM	CAD	6,632,500	USD	(5,238,734)	7/29/16	(104,407)
BNYM	GBP	(27,237,000)	USD	39,499,984	7/29/16	3,231,305
BNYM	JPY	(574,257,000)	USD	5,235,033	7/29/16	(331,028)
BNYM	NZD	(61,277,000)	USD	41,942,569	7/29/16	(1,741,720)
BNYM	PLN	(69,605,500)	USD	17,860,246	7/29/16	230,909
BNYM	SEK	127,692,000	USD	(15,767,948)	7/29/16	(656,211)
BNYM	SGD	(28,641,000)	USD	20,900,479	7/29/16	(355,437)
CITI	AUD	(1,703,000)	USD	1,232,801	11/21/16	(30,723)
CITI	CLP	10,158,000	USD	(14,608)	8/31/16	651
CITI	EUR	(805,788)	USD	907,564	7/28/16	12,397
CITI	EUR	(126,500)	USD	138,349	7/29/16	(2,188)
CITI	EUR	(1,774,000)	USD	1,962,310	8/5/16	(9,047)
CITI	EUR	(146,969)	USD	161,423	8/10/16	(1,925)
CITI	EUR	(1,630,646)	USD	1,832,172	8/25/16	18,813
CITI	EUR	(162,300)	USD	183,228	9/15/16	2,596
CITI	EUR	(4,177,000)	USD	4,588,121	11/9/16	(70,837)
CITI	EUR	(625,871)	USD	676,472	11/14/16	(21,752)

LVIP Global Income Fund—14

LVIP Global Income Fund

Statement of Net Assets (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
CITI	INR	47,593,000	USD	(705,029)	9/14/16	$(9,279)
CITI	JPY	(296,974,000)	USD	2,414,462	7/25/16	(463,628)
CITI	JPY	(336,389,300)	USD	2,735,650	8/8/16	(525,922)
CITI	JPY	(36,124,000)	USD	292,423	8/10/16	(57,851)
CITI	JPY	(24,520,467)	USD	217,056	9/16/16	(21,045)
CITI	JPY	(294,831,000)	USD	2,658,530	9/23/16	(205,263)
CITI	JPY	(105,000,000)	USD	884,657	10/24/16	(136,590)
CITI	JPY	(18,273,000)	USD	150,611	11/16/16	(27,287)
CITI	JPY	(430,080,000)	USD	4,051,491	12/12/16	(140,217)
CITI	JPY	(15,350,000)	USD	131,820	1/17/17	(18,011)
CITI	JPY	(25,100,000)	USD	235,902	4/13/17	(9,984)
CITI	JPY	(230,500,000)	USD	2,183,509	6/8/17	(79,976)
CITI	JPY	(11,693,000)	USD	112,153	6/16/17	(2,710)
DB	AUD	(220,000)	USD	163,442	8/18/16	(330)
DB	AUD	(730,000)	USD	523,010	10/20/16	(19,211)
DB	AUD	(239,687)	USD	175,906	12/15/16	(1,778)
DB	CAD	(100,000)	USD	78,877	10/20/16	1,462
DB	CLP	20,225,000	USD	(29,850)	7/18/16	655
DB	CLP	396,480,000	USD	(582,587)	7/25/16	15,018
DB	CLP	37,303,500	USD	(55,250)	7/28/16	960
DB	CLP	22,957,000	USD	(34,521)	8/8/16	36
DB	CLP	16,303,000	USD	(24,063)	8/9/16	476
DB	CLP	51,753,000	USD	(75,778)	8/17/16	2,064
DB	CLP	20,931,000	USD	(29,948)	8/31/16	1,495
DB	CLP	59,788,500	USD	(85,993)	9/2/16	3,806
DB	CLP	38,881,750	USD	(57,250)	9/12/16	1,097
DB	CLP	21,670,000	USD	(31,481)	9/30/16	985
DB	EUR	(878,675)	USD	948,766	7/7/16	(26,571)
DB	EUR	(865,000)	USD	964,475	7/18/16	3,903
DB	EUR	(268,384)	USD	295,958	7/25/16	(2,161)
DB	EUR	(1,203,900)	USD	1,319,761	7/27/16	(17,626)
DB	EUR	(87,606)	USD	97,371	7/29/16	45
DB	EUR	(780,573)	USD	894,497	8/15/16	26,774
DB	EUR	(5,097,818)	USD	5,667,423	8/18/16	(178)
DB	EUR	(22,847)	USD	25,920	8/19/16	519
DB	EUR	(388,000)	USD	436,073	8/23/16	4,629
DB	EUR	(7,714,486)	USD	8,627,379	8/29/16	47,251
DB	EUR	(99,312)	USD	112,321	8/31/16	1,857
DB	EUR	(51,000)	USD	55,773	9/2/16	(958)
DB	EUR	(876,300)	USD	967,805	9/6/16	(7,133)
DB	EUR	(683,600)	USD	777,013	9/13/16	16,256
DB	EUR	(873,178)	USD	990,183	10/11/16	17,374
DB	EUR	(662,624)	USD	758,506	10/20/16	20,011
DB	EUR	(1,320,000)	USD	1,506,120	10/21/16	34,921
DB	EUR	(24,586)	USD	27,383	11/4/16	(34)
DB	EUR	(187,000)	USD	206,831	11/7/16	(1,729)
DB	EUR	(143,000)	USD	155,701	11/14/16	(3,830)
DB	EUR	(81,717)	USD	88,803	11/17/16	(2,371)
DB	EUR	(564,000)	USD	609,153	11/28/16	(20,397)
DB	EUR	(619,529)	USD	689,921	12/15/16	(2,079)
DB	EUR	(8,528,000)	USD	9,518,527	2/28/17	(35,630)
DB	INR	105,743,400	USD	(1,569,708)	7/27/16	(11,270)
DB	INR	125,496,350	USD	(1,858,902)	7/29/16	(10,034)
DB	INR	13,590,000	USD	(198,249)	8/18/16	1,276
DB	INR	6,000,000	USD	(87,604)	10/20/16	(399)

LVIP Global Income Fund—15

LVIP Global Income Fund

Statement of Net Assets (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
DB	JPY	(207,431,900)	USD	1,842,707	8/18/16	$(169,182)
DB	JPY	(11,260,000)	USD	100,267	8/24/16	(8,966)
DB	JPY	(23,347,000)	USD	196,275	8/29/16	(30,250)
DB	JPY	(284,100,000)	USD	2,392,018	10/13/16	(369,903)
DB	JPY	(97,000,000)	USD	916,841	12/13/16	(28,594)
DB	JPY	(54,738,000)	USD	491,925	3/1/17	(43,331)
DB	MYR	(361,000)	USD	81,683	8/18/16	(8,734)
DB	PHP	4,600,000	USD	(97,189)	10/20/16	(49)
GSC	EUR	(456,438)	USD	512,105	7/18/16	5,236
GSC	EUR	(388,556)	USD	444,515	8/9/16	12,671
GSC	EUR	(210,000)	USD	239,860	8/12/16	6,440
GSC	EUR	(305,000)	USD	343,594	8/24/16	4,432
GSC	EUR	(2,319,000)	USD	2,593,847	8/29/16	14,633
GSC	EUR	(275,000)	USD	311,608	10/11/16	5,230
GSC	EUR	(311,000)	USD	333,438	12/2/16	(13,762)
GSC	EUR	(970,000)	USD	1,064,468	1/27/17	(20,860)
GSC	JPY	(24,447,000)	USD	225,521	11/14/16	(12,465)
GSC	JPY	(170,648,500)	USD	1,403,994	12/2/16	(258,501)
GSC	JPY	(43,530,000)	USD	371,598	1/27/17	(53,476)
GSC	KRW	(7,965,000,000)	USD	6,659,142	9/7/16	(243,775)
HSBC	EUR	(3,710,250)	USD	4,145,239	7/6/16	26,963
HSBC	EUR	(799,545)	USD	903,785	7/18/16	15,901
HSBC	EUR	(520,000)	USD	576,940	7/29/16	(763)
HSBC	EUR	(1,775,000)	USD	1,959,422	8/5/16	(13,046)
HSBC	EUR	(94,000)	USD	107,074	9/9/16	2,482
HSBC	EUR	(461,000)	USD	522,824	10/13/16	9,182
HSBC	INR	484,108,000	USD	(7,175,084)	7/11/16	(19,063)
HSBC	INR	38,132,000	USD	(564,784)	7/29/16	(3,007)
HSBC	INR	25,151,000	USD	(374,104)	8/5/16	(4,020)
HSBC	JPY	(50,970,000)	USD	433,990	7/19/16	(59,885)
HSBC	JPY	(51,004,000)	USD	413,926	8/22/16	(80,829)
HSBC	JPY	(39,672,000)	USD	352,326	9/1/16	(32,645)
HSBC	JPY	(569,000,000)	USD	4,788,151	10/11/16	(743,000)
HSBC	JPY	(19,870,000)	USD	163,156	11/14/16	(30,274)
HSBC	JPY	(7,824,000)	USD	71,938	11/25/16	(4,262)
HSBC	JPY	(345,200,000)	USD	3,229,186	12/9/16	(134,825)
HSBC	JPY	(292,980,000)	USD	2,766,572	12/13/16	(89,033)
HSBC	JPY	(53,562,442)	USD	457,407	1/31/17	(65,722)
HSBC	JPY	(59,187,000)	USD	534,458	2/27/17	(44,254)
HSBC	JPY	(53,500,000)	USD	476,402	3/6/17	(46,857)
HSBC	KRW	(6,780,000,000)	USD	5,571,076	9/19/16	(305,464)
HSBC	KRW	(13,246,000,000)	USD	11,499,230	11/2/16	17,993
HSBC	KRW	(19,500,000,000)	USD	16,972,756	11/4/16	70,787
HSBC	KRW	(7,310,000,000)	USD	6,168,775	12/2/16	(167,039)
JPMC	AUD	(3,750,863)	IDR	37,970,000,000	1/19/17	9,482
JPMC	AUD	(7,096,648)	USD	5,432,484	10/28/16	162,785
JPMC	AUD	(12,840,000)	USD	9,391,175	11/16/16	(136,998)
JPMC	CLP	66,100,000	USD	(93,619)	8/23/16	5,749
JPMC	CLP	600,075,000	USD	(857,005)	9/6/16	43,965
JPMC	CLP	103,600,000	USD	(151,304)	9/13/16	4,147
JPMC	CLP	3,644,767,200	USD	(5,372,989)	9/26/16	89,693
JPMC	EUR	(180,000)	USD	205,672	7/13/16	5,825
JPMC	EUR	(566,000)	USD	645,067	7/14/16	16,630
JPMC	EUR	(4,288,000)	USD	4,682,024	7/15/16	(79,189)
JPMC	EUR	(108,077)	USD	122,813	7/21/16	2,781

LVIP Global Income Fund—16

LVIP Global Income Fund

Statement of Net Assets (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
JPMC	EUR	(4,310,000)	USD	4,692,469	7/25/16	$(95,046)
JPMC	EUR	(1,774,000)	USD	1,978,524	7/29/16	7,670
JPMC	EUR	(865,085)	USD	965,019	8/22/16	3,106
JPMC	EUR	(292,994)	USD	328,098	8/26/16	2,263
JPMC	EUR	(343,382)	USD	383,720	8/29/16	1,807
JPMC	EUR	(3,750,000)	USD	4,248,881	9/6/16	76,775
JPMC	EUR	(51,000)	USD	57,469	9/16/16	706
JPMC	EUR	(170,000)	USD	192,081	10/7/16	2,714
JPMC	EUR	(90,000)	USD	102,970	10/13/16	2,694
JPMC	EUR	(110,916)	USD	119,868	11/14/16	(3,870)
JPMC	EUR	(395,000)	USD	439,607	12/15/16	(1,599)
JPMC	EUR	(4,269,000)	USD	4,727,938	1/19/17	(47,096)
JPMC	INR	471,150,000	USD	(6,993,987)	7/18/16	(38,584)
JPMC	INR	998,000	USD	(14,639)	8/23/16	0
JPMC	JPY	(286,000,000)	USD	2,393,285	7/7/16	(376,851)
JPMC	JPY	(59,316,000)	USD	503,484	8/26/16	(71,976)
JPMC	JPY	(11,285,000)	USD	94,433	8/31/16	(15,069)
JPMC	JPY	(124,260,500)	USD	1,218,240	9/2/16	12,380
JPMC	JPY	(286,000,000)	USD	2,580,435	10/6/16	(199,135)
JPMC	JPY	(286,000,000)	USD	2,400,416	10/7/16	(379,271)
JPMC	JPY	(176,475,000)	USD	1,502,695	10/19/16	(213,368)
JPMC	JPY	(274,457,000)	USD	2,251,844	11/14/16	(419,942)
JPMC	JPY	(271,440,000)	USD	2,562,120	12/13/16	(83,540)
JPMC	JPY	(28,500,000)	USD	280,411	12/15/16	2,605
JPMC	JPY	(176,475,000)	USD	1,524,312	1/19/17	(198,412)
JPMC	JPY	(113,300,000)	USD	1,016,380	3/3/17	(91,618)
JPMC	JPY	(24,468,902)	USD	222,290	3/24/17	(17,208)
JPMC	JPY	(5,819,000)	USD	51,957	3/31/17	(5,015)
JPMC	JPY	(333,310,000)	USD	3,113,111	4/20/17	(153,063)
JPMC	JPY	(160,970,000)	USD	1,492,653	4/21/17	(84,793)
JPMC	JPY	(26,934,000)	USD	250,058	5/22/17	(14,237)
JPMC	JPY	(114,500,000)	USD	1,097,757	6/16/17	(27,007)
MSC	CLP	509,600,000	USD	(739,611)	7/18/16	29,012
MSC	CLP	138,292,800	USD	(204,369)	7/29/16	3,996
MSC	CLP	136,464,000	USD	(195,185)	8/3/16	10,331
MSC	CLP	137,073,600	USD	(206,051)	8/4/16	365
MSC	CLP	253,545,000	USD	(364,624)	8/18/16	16,703
MSC	CLP	42,500,000	USD	(60,814)	8/22/16	3,082
MSC	CLP	136,464,000	USD	(194,628)	9/6/16	10,262
MSC	EUR	(788,000)	USD	869,952	7/18/16	(5,113)
MSC	EUR	(1,139,000)	USD	1,245,097	7/22/16	(19,946)
MSC	EUR	(196,000)	USD	221,296	8/15/16	3,413
MSC	EUR	(196,000)	USD	219,753	8/17/16	1,854
MSC	EUR	(267,000)	USD	304,346	9/9/16	7,257
MSC	JPY	(12,000,000)	USD	96,909	8/8/16	(19,441)
MSC	JPY	(48,880,000)	USD	440,944	9/23/16	(33,844)
MSC	JPY	(328,879,680)	USD	2,784,708	10/17/16	(413,085)
MSC	JPY	(9,000,000)	USD	74,144	11/16/16	(13,476)
MSC	JPY	(256,633,500)	USD	2,460,532	6/16/17	(60,450)
SCB	EUR	(3,415,000)	USD	3,902,047	8/12/16	106,173
SCB	EUR	(230,000)	USD	263,085	8/15/16	7,406
SCB	EUR	(107,800)	USD	122,790	9/9/16	2,842
SCB	JPY	(63,360,000)	USD	543,662	7/19/16	(70,266)
SCB	JPY	(18,274,000)	USD	168,582	11/14/16	(9,311)
SCB	JPY	(5,370,800)	USD	49,609	11/16/16	(2,679)

LVIP Global Income Fund—17

LVIP Global Income Fund

Statement of Net Assets (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
SCB	JPY	(31,894,000)	USD	292,612	11/28/16	$ (18,054)
SCB	JPY	(46,050,000)	USD	394,267	1/17/17	(55,229)
SCB	MYR	(12,674,574)	USD	3,120,279	7/1/16	(28,404)
UBS	EUR	(63,718)	USD	72,687	7/21/16	1,921

						$(9,148,714)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
29	U.S. Treasury 2 yr Notes	$ 6,314,822	$ 6,360,515	10/3/16	$ 45,693
(105)	U.S. Treasury 5 yr Notes	(12,718,450)	(12,827,226)	10/3/16	(108,776)
(12)	U.S. Treasury 10 yr Notes	(1,551,812)	(1,595,813)	9/22/16	(44,001)
(2)	U.S. Treasury Long Bonds	(325,432)	(344,687)	9/22/16	(19,255)

					$(126,339)

Swap Contracts

CDS Contracts

Counterparty	Swap Referenced Obligation	Notional Value[2]	Annual Protection Payments (Receipts)	Termination Date	Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)
	Protection
	Purchased/Moody’s
	Rating:
BCLY	CenturyLink 6.00% 4/1/17/Ba3	1,000,000	5.00%	6/20/17	$ (38,825)	$ (5,319)
BCLY	Pactiv 8.125% 6/15/17/Caa2	1,000,000	5.00%	6/20/17	(29,350)	(11,169)
BCLY	Tenet Healthcare 6.875% 11/15/31/B3	400,000	5.00%	3/20/19	(24,598)	4,539
CITI	Beazer Homes USA 9.125% 5/15/19/Caa1	3,000,000	5.00%	6/20/19	(93,625)	125,613
CITI	Kinder Morgan 3.95% 9/1/22/Baa3	800,000	5.00%	3/20/20	(129,286)	26,512
CITI	Lennar 4.75% 12/15/17/Ba2	200,000	5.00%	9/20/19	(14,529)	(8,533)
CITI	Lennar 4.75% 12/15/17/Ba2	300,000	5.00%	12/20/19	(26,300)	(9,704)
CITI	Owens-Illinois 7.80% 5/15/18/B2	150,000	5.00%	6/20/18	(12,353)	(1,852)
JPMC	DPL 7.25% 10/15/21/Ba3	350,000	5.00%	12/20/16	(5,772)	(1,693)
JPMC	Tenet Healthcare 6.875% 11/15/31/B3	400,000	5.00%	12/20/16	(7,507)	(595)
JPMC	Toys R Us 7.375% 10/15/18/Caa2	500,000	5.00%	12/20/18	83,891	(45,026)

						$ 72,773

LVIP Global Income Fund—18

LVIP Global Income Fund

Statement of Net Assets (continued)

Swap Contracts

CDS Contracts (continued)

Counterparty	Swap Referenced Obligation	Notional Value[2]		Annual Protection Payments (Receipts)	Termination Date	Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)
	Protection
	Sold/Moody’s Rating:
	Engie SA
BCLY	5.125% 2/19/18/A1	EUR	400,000	1.00%	9/20/20	$10,621	$(557)
	iHeartMedia Capital l
BCLY	6.875% 6/15/18/Ca		250,000	5.00%	6/20/18	(34,895)	(89,885)
	Beazer Homes USA
CITI	9.125% 5/15/19/Caa1		200,000	5.00%	9/20/19	2,623	(7,467)
	Beazer Homes USA
CITI	9.125% 5/15/19/Caa1		300,000	5.00%	12/20/19	5,934	(17,040)
CITI	MCDX.NA.26 1.00%[3]		400,000	1.00%	6/20/21	1,073	(24)
	Orange SA
CITI	5.625% 5/22/18/Baa1	EUR	400,000	1.00%	9/20/20	6,961	1,468
	United Mexican States
CITI	5.95% 3/19/19/A3		200,000	1.00%	6/20/20	(1,900)	9
	General Electric
JPMC	5.625% 9/15/17/A1		1,500,000	1.00%	3/20/19	12,253	15,585
	Tenet Healthcare
JPMC	6.875% 11/15/31/B3		400,000	5.00%	12/20/18	20,881	799

							$(97,112)

Total							$(24,339)

Interest Rate Swap Contracts

Counterparty & Swap Referenced Obligation	Notional Value[2]	Fixed Interest Rate Paid	Floating Interest Rate Received	Termination Date	Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)
LCH-DB IRS 3-Month USD-BBA-LIBOR	24,860,000	0.925%	0.632%	10/17/17	$—	$(76,406)
LCH-DB IRS 3-Month USD-BBA-LIBOR	4,530,000	2.730%	0.626%	7/7/24	—	(526,428)
LCH-DB IRS 3-Month USD-BBA-LIBOR	1,450,000	1.977%	0.623%	3/27/25	—	(84,528)
LCH-DB IRS 3-Month USD-BBA-LIBOR	1,450,000	1.985%	0.623%	3/27/25	—	(85,422)
LCH-JPMC IRS 3-Month USD-BBA-LIBOR	14,880,000	3.018%	0.653%	8/22/23	—	(1,913,658)
LCH-JPMC IRS 3-Month USD-BBA-LIBOR	3,140,000	2.250%	0.654%	9/21/23	(175,080)	(50,623)
LCH-JPMC IRS 3-Month USD-BBA-LIBOR	5,640,000	1.973%	0.633%	1/27/25	—	(325,449)
LCH-JPMC IRS 3-Month USD-BBA-LIBOR	1,410,000	1.936%	0.638%	1/29/25	—	(77,183)
LCH-JPMC IRS 3-Month USD-BBA-LIBOR	1,190,000	1.941%	0.638%	1/30/25	—	(65,556)
LCH-JPMC IRS 3-Month USD-BBA-LIBOR	1,880,000	1.816%	0.636%	2/3/25	—	(83,964)
LCH-JPMC IRS 3-Month USD-BBA-LIBOR	8,500,000	3.848%	0.653%	8/22/43	—	(3,915,016)

Total						$(7,204,233)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to Financial Statements.”

2Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

3Markit’s MCDX is an index comprised of 50 CDS contracts referencing municipal issuers as the Reference Entity. Launched in May 2008, it represents the next evolution in Markit’s synthetic credit indices, joining corporate, sovereign, asset backed, commercial mortgage backed, and loan CDS indices.

LVIP Global Income Fund—19

LVIP Global Income Fund

Statement of Net Assets (continued)

Summary of Abbreviations:

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BBA-LIBOR–British Bankers Association London

   Interbank Offered Rate

BCLY–Barclays Bank

BNYM–Bank of New York Mellon

BRL–Brazilian Real

CAD–Canadian Dollar

CITI–Citigroup Global Markets

CDO–Collateralized Debt Obligation

CDS–Credit Default Swap

CLO–Collateralized Loan Obligation

CLP–Chilean Peso

DB–Deutsche Bank

EUR–Euro

GBP–British Pound Sterling

GDP–Gross Domestic Product

GSC–Goldman Sachs Capital

HSBC–Hong Kong Shanghai Bank

IDR–Indonesia Rupiah

INR–Indian Rupee

IRS–Interest Rate Swap

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

KRW–South Korean Won

LCH–London Clearing House

LOC–Letter of Credit

MSC–Morgan Stanley Capital

MXN–Mexican Peso

MYR–Malaysian Ringgit

NZD–New Zealand Dollar

O.A.T.–Obligations Assimilables du Tresor

PEN–Peruvian Nuevo Sol

PHP–Philippine Peso

PLN–Polish Zloty

REIT–Real Estate Investment Trust

SCB–Standard Chartered Bank

SEK–Swedish Krona

SGD–Singapore Dollar

UBS–Union Bank of Switzerland

USD–United States Dollar

Yr–Year

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Income Fund—20

LVIP Global Income Fund

Statement of Operations

Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME:
Interest	$12,843,378
Dividends	38,661
Foreign tax withheld	(80,745)

12,801,294

EXPENSES:
Management fees	3,240,031
Distribution fees-Service Class	777,634
Accounting and administration expenses	125,368
Custodian fees	77,746
Reports and statements to shareholders	58,681
Pricing fees	41,608
Professional fees	36,073
Trustees’ fees and expenses	13,244
Consulting fees	823
Other	7,069

4,378,277
Less management fees waived	(348,926)

Total operating expenses	4,029,351

NET INVESTMENT INCOME	8,771,943

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments*	3,993,833
Foreign currencies	(17,673,468)
Foreign currency exchange contracts	(3,344,999)
Futures contracts	(159,426)
Swap contracts	(1,504,513)

Net realized loss	(18,688,573)

Net change in unrealized appreciation (depreciation) of:
Investments**	56,452,804
Foreign currencies	242,928
Foreign currency exchange contracts	(12,798,516)
Futures contracts	(136,235)
Swap contracts	(4,214,059)

Net change in unrealized appreciation (depreciation)	39,546,922

NET REALIZED AND UNREALIZED GAIN	20,858,349

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$29,630,292

*Includes $37,043 capital gain taxes paid.

**Includes $120,258 capital gain taxes accrued.

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Income Fund

Statements of Changes in Net Assets

	Six Months
	Ended
	6/30/16	Year Ended
	(unaudited)	12/31/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$8,771,943	$19,861,926
Net realized loss	(18,688,573)	(807,373)
Net change in unrealized appreciation (depreciation)	39,546,922	(48,055,768)

Net increase (decrease) in net assets resulting from operations	29,630,292	(29,001,215)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(15,003,478)
Service Class	—	(19,117,097)
Net realized gain:
Standard Class	—	(4,245,424)
Service Class	—	(5,879,830)

	—	(44,245,829)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	18,183,436	64,021,194
Service Class	36,674,918	113,065,914
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	19,248,902
Service Class	—	24,996,926

	54,858,354	221,332,936

Cost of shares redeemed:
Standard Class	(25,102,856)	(489,878,322)
Service Class	(49,276,419)	(84,436,651)

	(74,379,275)	(574,314,973)

Decrease in net assets derived from capital share transactions	(19,520,921)	(352,982,037)

NET INCREASE (DECREASE) IN NET ASSETS	10,109,371	(426,229,081)
NET ASSETS:
Beginning of period	1,012,926,192	1,439,155,273

End of period	$1,023,035,563	$1,012,926,192

Accumulated (distribution in excess) of net investment income (loss)	$(3,742,757)	$(12,514,700)

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Income Fund–21

LVIP Global Income Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP Global Income Fund Standard Class

	Six Months Ended 6/30/16[1] (unaudited)	12/31/15	12/31/14	Year Ended 12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$ 10.858	$ 11.556	$ 11.427	$ 11.804	$ 11.193	$ 11.574

Income (loss) from investment operations:
Net investment income[2]	0.105	0.193	0.195	0.187	0.216	0.284
Net realized and unrealized gain (loss)	0.230	(0.427)	0.021	(0.513)	0.646	(0.151)

Total from investment operations	0.335	(0.234)	0.216	(0.326)	0.862	0.133

Less dividends and distributions from:
Net investment income	—	(0.362)	(0.070)	(0.030)	(0.229)	(0.498)
Net realized gain	—	(0.102)	(0.017)	(0.021)	(0.022)	(0.016)

Total dividends and distributions	—	(0.464)	(0.087)	(0.051)	(0.251)	(0.514)

Net asset value, end of period	$ 11.193	$ 10.858	$ 11.556	$ 11.427	$ 11.804	$ 11.193

Total return[3]	3.09%	(2.02% )	1.88%	(2.76% )	7.69%	1.09%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$383,990	$379,407	$819,163	$781,803	$412,853	$135,791
Ratio of expenses to average net assets	0.65%	0.65%	0.64%	0.69%	0.71%	0.73%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.72%	0.72%	0.71%	0.74%	0.76%	0.78%
Ratio of net investment income to average net assets	1.92%	1.69%	1.68%	1.63%	1.84%	2.41%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.85%	1.62%	1.61%	1.58%	1.79%	2.36%
Portfolio turnover	21%	54%	81%	51%	31%	42%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Income Fund–22

LVIP Global Income Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP Global Income Fund Service Class

	Six Months Ended 6/30/16[1] (unaudited)	12/31/15	12/31/14	Year Ended 12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$ 10.843	$ 11.540	$ 11.412	$ 11.818	$ 11.207	$ 11.589

Income (loss) from investment operations:
Net investment income[2]	0.091	0.163	0.166	0.158	0.186	0.256
Net realized and unrealized gain (loss)	0.231	(0.425)	0.020	(0.513)	0.647	(0.152)

Total from investment operations	0.322	(0.262)	0.186	(0.355)	0.833	0.104

Less dividends and distributions from:
Net investment income	—	(0.333)	(0.041)	(0.030)	(0.200)	(0.470)
Net realized gain	—	(0.102)	(0.017)	(0.021)	(0.022)	(0.016)

Total dividends and distributions	—	(0.435)	(0.058)	(0.051)	(0.222)	(0.486)

Net asset value, end of period	$ 11.165	$ 10.843	$ 11.540	$ 11.412	$ 11.818	$ 11.207

Total return[3]	2.96%	(2.27% )	1.62%	(3.01% )	7.43%	0.83%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$639,046	$633,519	$619,992	$531,413	$504,516	$411,157
Ratio of expenses to average net assets	0.90%	0.90%	0.89%	0.94%	0.96%	0.98%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.97%	0.97%	0.96%	0.99%	1.01%	1.03%
Ratio of net investment income to average net assets	1.67%	1.44%	1.43%	1.38%	1.59%	2.16%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.60%	1.37%	1.36%	1.33%	1.54%	2.11%
Portfolio turnover	21%	54%	81%	51%	31%	42%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Income Fund–23

LVIP Global Income Fund

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Global Income Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek current income consistent with the preservation of capital.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. U.S. government and agency securities are valued at their mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (“CDS”) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Open-end investment companies are valued at their published net asset value. Futures contracts are valued at the daily quoted settlement prices. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between their bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2016 and for all open tax years (years ended December 31, 2012–December 31, 2015), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2016, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

LVIP Global Income Fund–24

LVIP Global Income Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Withholding taxes on foreign interest are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2016.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisers, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.65% of the Fund’s average daily net assets. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.07% of the Fund’s average daily net assets. This agreement will continue through at least April 30, 2017, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Mondrian Investment Partners Ltd. (“Mondrian”) is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays Mondrian a fee based on Mondrian’s managed portion of the Fund’s average daily net assets.

Franklin Advisers, Inc. (“Franklin”) is also responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays Franklin a fee based on Franklin’s managed portion of the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2016, costs for these administrative and legal services were as follows:

Administrative	$26,357
Legal	7,255

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $48,442 for the six months ended June 30, 2016.

The Fund offers Standard Class and Service Class shares. Pursuant to its distribution and service plan, the Fund is authorized to pay out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual distribution and/or service fee (“12b-1 Fee”) at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the 12b-1 Fee is limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2016, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$481,480
Distribution fees payable to LFD	129,995
Printing and mailing fees payable to Lincoln Life	3,147

LVIP Global Income Fund–25

LVIP Global Income Fund

Notes to Financial Statements (continued)

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$154,225,952
Purchases of U.S. government securities	35,250,212
Sales other than U.S. government securities	160,176,634
Sales of U.S. government securities	23,508,881

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,008,055,448

Aggregate unrealized appreciation	$ 55,545,701
Aggregate unrealized depreciation	(47,409,463)

Net unrealized appreciation	$ 8,136,238

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Global Income Fund–26

LVIP Global Income Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

	Level 1	Level 2	Total
Agency Collateralized Mortgage Obligation	$—	$5,949,504	$5,949,504
Agency Mortgage-Backed Securities	—	4,228,156	4,228,156
Non-Agency Commercial Mortgage-Backed Securities	—	8,505,168	8,505,168
Corporate Bonds	—	78,541,685	78,541,685
Municipal Bonds	—	177,223	177,223
Non-Agency Asset-Backed Securities	—	17,671,903	17,671,903
Non-Agency Collateralized Mortgage Obligations	—	8,018,479	8,018,479
Senior Secured Loans	—	8,847,305	8,847,305
Sovereign Bonds	—	552,242,305	552,242,305
Supranational Banks	—	21,524,560	21,524,560
U.S. Treasury Obligations	—	238,170,235	238,170,235
Money Market Fund	55,668,163	—	55,668,163
Short-Term Investment	—	16,647,000	16,647,000

Total	$55,668,163	$960,523,523	$1,016,191,686

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts	$—	$(9,148,714)	$(9,148,714)

Futures Contracts	$(126,339)	$—	$(126,339)

Swap Contracts	$—	$(7,228,572)	$(7,228,572)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/16	12/31/15
Shares sold:
Standard Class	1,646,623	5,587,335
Service Class	3,332,639	9,928,763
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,771,969
Service Class	—	2,302,590

	4,979,262	19,590,657

Shares redeemed:
Standard Class	(2,285,685)	(43,302,286)
Service Class	(4,520,140)	(7,531,372)

	(6,805,825)	(50,833,658)

Net decrease	(1,826,563)	(31,243,001)

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund

LVIP Global Income Fund–27

LVIP Global Income Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

may also use these contracts to hedge the U.S. dollar value of securities it owns that are denominated in foreign currencies. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Swap Contracts–The Fund enters into CDS contracts and interest rate swap contracts in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or hedge against changes in interest rates.

Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities, (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended June 30, 2016, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to a central counterparty for centrally cleared CDS basket trades, as determined by an applicable central counterparty.

As disclosed in the footnotes to the Statement of Net Assets, at June 30, 2016, the notional value of the protection sold was EUR 800,000 and USD 3,250,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At June 30, 2016, net unrealized depreciation of the protection sold was $97,112.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting

LVIP Global Income Fund–28

LVIP Global Income Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such a swap contract. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from (paid) to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.

Fair values of derivative instruments as of June 30, 2016 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Currency contracts (Foreign currency exchange contracts)	Receivables and other assets net of liabilities	$4,638,539	Receivables and other assets net of liabilities	$(13,787,253)
Interest rate contracts (Futures contracts)	Receivables and other assets net of liabilities	45,693	Receivables and other assets net of liabilities	(172,032)
Credit contracts (Swap contracts)	Receivables and other assets net of liabilities	174,525	Receivables and other assets net of liabilities	(198,864)
Interest rate contracts (Swap contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(7,204,233)

Total		$4,858,757		$(21,362,382)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Foreign currency exchange contracts)	Net realized loss from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(3,344,999)	$(12,798,516)
Interest rate contracts (Futures contracts)	Net realized loss from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(159,426)	(136,235)
Credit contracts (Swap contracts)	Net realized loss from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(201,082)	(167,127)
Interest rate contracts (Swap contracts)	Net realized loss from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(1,303,431)	(4,046,932)
Total		$(5,008,938)	$(17,148,810)

LVIP Global Income Fund–29

LVIP Global Income Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2016. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2016.

	Asset Derivative Volume		Liability Derivative Volume
Foreign currency exchange contracts (average cost)	USD	76,743,653	USD	375,300,618
Futures contracts (average notional value)	USD	6,519,016	USD	8,565,838
CDS contracts (average notional value)*	EUR	—	EUR	800,000
CDS contracts (average notional value)*	USD	11,444,800	USD	3,210,800
Interest rate swap contracts (average notional value)	USD	74,601,600	USD	—

*Asset represents buying protection and liability represents selling protection.

At June 30, 2016, the Fund received $259,000 securities collateral (comprised of U.S. treasury securities) for certain open derivatives.

In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.

At June 30, 2016, the Fund held the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Barclays Bank	$ 80,787	$ (1,547,759)	$ (1,466,972)
Citigroup Global Market	34,457	(1,834,235)	(1,799,778)
JPMorgan Chase Bank	515,854	(8,800,907)	(8,285,053)
Standard Chartered Bank	116,421	(183,943)	(67,522)
Total	$747,519	$(12,366,844)	$(11,619,325)

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
Barclays Bank	$ (1,466,972)	$—	$—	$—	$ 1,466,972	$ —
Citigroup Global Market	(1,799,778)	—	—	—	1,799,778	—
JPMorgan Chase Bank	(8,285,053)	—	—	—	8,285,053	—
Standard Chartered Bank	(67,522)	—	—	—	—	(67,522)
Total	$(11,619,325)	$—	$—	$—	$11,551,803	$(67,522)

(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.

6. Credit and Market Risk

Some countries in which the Fund invests require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

LVIP Global Income Fund–30

LVIP Global Income Fund

Notes to Financial Statements (continued)

6. Credit and Market Risk (continued)

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investors Service Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies or defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investment in illiquid securities. Rule 144A and illiquid securities are identified on the Statement of Net Assets.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Global Income Fund–31

LVIP Goldman Sachs Income Builder Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2016

LVIP Goldman Sachs Income Builder Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Goldman Sachs Income Builder Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2016 to June 30, 2016

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee reimbursements in effect.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/16 to
	1/1/16	6/30/16	Ratio	6/30/16*
Actual
Standard Class Shares	$1,000.00	$1,040.00	0.75%	$3.80
Service Class Shares	1,000.00	1,038.70	1.00%	5.07
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.13	0.75%	$3.77
Service Class Shares	1,000.00	1,019.89	1.00%	5.02

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Goldman Sachs Income Builder Fund–1

LVIP Goldman Sachs Income Builder Fund

Security Type/Sector Allocations, Top 10 Equity Holdings and Geography Allocations (unaudited)

As of June 30, 2016

Sector and geographical designations may be different than those presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets

Common Stock	43.49%

U.S. Markets	37.45%
Aerospace & Defense	0.70%
Air Freight & Logistics	0.46%
Banks	3.31%
Beverages	0.23%
Capital Markets	0.75%
Chemicals	0.40%
Communications Equipment	0.63%
Consumer Finance	0.73%
Diversified Telecommunication Services	1.93%
Electric Utilities	2.64%
Energy Equipment & Services	0.55%
Food & Staples Retailing	1.48%
Health Care Equipment & Supplies	2.04%
Health Care Providers & Services	0.44%
Hotels, Restaurants & Leisure	0.55%
Household Products	1.43%
Industrial Conglomerates	1.44%
Insurance	0.90%
Machinery	0.51%
Media	1.22%
Multi-Utilities	0.27%
Oil, Gas & Consumable Fuels	3.36%
Pharmaceuticals	4.36%
Real Estate Investment Trusts	1.92%
Road & Rail	0.74%
Semiconductors & Semiconductor Equipment	1.14%
Software	2.18%
Technology Hardware, Storage & Peripherals	0.43%
Textiles, Apparel & Luxury Goods	0.25%
Tobacco	0.46%

Developed Markets	6.04%
Banks	0.20%
Electric Utilities	1.75%
Oil, Gas & Consumable Fuels	1.16%
Personal Products	0.46%
Pharmaceuticals	0.90%
Specialty Retail	0.25%
Tobacco	0.46%
Transportation Infrastructure	0.21%
Wireless Telecommunication Services	0.65%

Convertible Preferred Stock	3.00%

Preferred Stock	1.09%

Corporate Bonds	35.13%

Airlines	0.23%
Banks	2.26%
Beverages	1.18%

Security Type/Sector	Percentage of Net Assets

Chemicals	0.44%
Commercial Services & Supplies	0.47%
Consumer Finance	0.22%
Containers & Packaging	1.75%
Diversified Financial Services	0.24%
Diversified Telecommunication Services	0.45%
Food & Staples Retailing	0.74%
Health Care Providers & Services	2.80%
Hotels, Restaurants & Leisure	1.14%
Household Durables	0.44%
Household Products	0.92%
Independent Power & Renewable Electricity Producers	0.84%
Internet & Catalog Retail	0.53%
Internet Software & Services	0.22%
IT Services	0.87%
Media	7.36%
Metals & Mining	0.19%
Oil, Gas & Consumable Fuels	2.03%
Pharmaceuticals	0.46%
Real Estate Investment Trusts	1.56%
Semiconductors & Semiconductor Equipment	0.91%
Software	1.62%
Specialty Retail	0.23%
Technology Hardware, Storage & Peripherals	0.90%
Thrifts & Mortgage Finance	0.37%
Tobacco	0.83%
Trading Companies & Distributors	0.30%
Wireless Telecommunication Services	2.63%

Senior Secured Loans	7.48%

U.S. Treasury Obligation	3.53%

Money Market Fund	5.13%

Total Value of Securities	98.85%

Receivables and Other Assets Net of Liabilities	1.15%

Total Net Assets	100.00%

LVIP Goldman Sachs Income Builder Fund–2

LVIP Goldman Sachs Income Builder Fund

Security Type/Sector Allocations, Top 10 Equity Holdings and Geography Allocations (continued)

Holdings are for informational purpose only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets

Exxon Mobil	2.30%
Johnson & Johnson	2.03%
Verizon Communications	1.93%
Wal-Mart Stores	1.48%
General Electric	1.44%
Microsoft	1.35%
Wells Fargo	1.30%
Pfizer	1.19%
M&T Bank	1.12%
Chevron	1.05%

Total	15.19%

Geography	Percentage of Net Assets

Canada	1.30%
Cayman Islands	0.43%
France	2.83%
Ireland	1.75%
Italy	1.07%
Japan	0.46%
Luxembourg	1.30%
Netherlands	0.12%
Spain	1.08%
Sweden	0.25%
Switzerland	0.35%
United Kingdom	1.70%
United States	81.08%

Total	93.72%

LVIP Goldman Sachs Income Builder Fund–3

LVIP Goldman Sachs Income Builder Fund

Statement of Net Assets

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–43.49%
U.S. MARKETS–37.45%
Aerospace & Defense–0.70%
United Technologies	789	$80,912

		80,912

Air Freight & Logistics–0.46%
United Parcel Service Class B	493	53,106

		53,106

Banks–3.31%
JPMorgan Chase	1,648	102,407
M&T Bank	1,090	128,871
Wells Fargo	3,167	149,894

		381,172

Beverages–0.23%
PepsiCo	248	26,273

		26,273

Capital Markets–0.75%
Invesco	1,574	40,200
Morgan Stanley	1,777	46,166

		86,366

Chemicals–0.40%
EI du Pont de Nemours	703	45,554

		45,554

Communications Equipment–0.63%
Cisco Systems	2,552	73,217

		73,217

Consumer Finance–0.73%
American Express	1,386	84,213

		84,213

Diversified Telecommunication Services–1.93%
Verizon Communications	3,981	222,299

		222,299

Electric Utilities–2.64%
Duke Energy	1,066	91,452
FirstEnergy	1,909	66,643
NextEra Energy	452	58,941
Pinnacle West Capital	1,080	87,545

		304,581

Energy Equipment & Services–0.55%
Schlumberger	803	63,501

		63,501

Food & Staples Retailing–1.48%
Wal-Mart Stores	2,332	170,283

		170,283

Health Care Equipment & Supplies–2.04%
Abbott Laboratories	2,923	114,903

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Health Care Equipment & Supplies (continued)
Medtronic	1,388	$120,437

		235,340

Health Care Providers & Services–0.44%
UnitedHealth Group	358	50,550

		50,550

Hotels, Restaurants & Leisure–0.55%
McDonald’s	208	25,031
Yum Brands	460	38,143

		63,174

Household Products–1.43%
Kimberly-Clark	499	68,602
Procter & Gamble	1,140	96,524

		165,126

Industrial Conglomerates–1.44%
General Electric	5,269	165,868

		165,868

Insurance–0.90%
Arthur J. Gallagher & Co.	562	26,751
XL Group	2,319	77,246

		103,997

Machinery–0.51%
Stanley Black & Decker	530	58,947

		58,947

Media–1.22%
Comcast Class A	1,409	91,853
Viacom Class B	1,188	49,266

		141,119

Multi-Utilities–0.27%
PG&E	490	31,321

		31,321

Oil, Gas & Consumable Fuels–3.36%
Chevron	1,158	121,393
Exxon Mobil	2,836	265,847

		387,240

Pharmaceuticals–4.36%
†Allergan	219	50,609
Eli Lilly & Co.	368	28,980
Johnson & Johnson	1,927	233,745
Merck & Co.	905	52,137
Pfizer.	3,885	136,791

		502,262

Real Estate Investment Trusts–1.92%
AvalonBay Communities	288	51,952

LVIP Goldman Sachs Income Builder Fund–4

LVIP Goldman Sachs Income Builder Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Investment Trusts (continued)
Boston Properties	393	$51,837
Brixmor Property Group	1,070	28,312
DDR	2,810	50,973
Mid-America Apartment Communities	364	38,730

		221,804

Road & Rail–0.74%
Union Pacific	980	85,505

		85,505

Semiconductors & Semiconductor Equipment–1.14%
Intel	1,503	49,298
QUALCOMM	1,529	81,908

		131,206

Software–2.18%
Microsoft	3,056	156,375
Oracle	1,332	54,519
Symantec	1,988	40,833

		251,727

Technology Hardware, Storage & Peripherals–0.43%
Apple	521	49,808

		49,808

Textiles, Apparel & Luxury Goods–0.25%
VF	464	28,531

		28,531

Tobacco–0.46%
Reynolds American	993	53,552

		53,552

Total U.S. Markets (Cost $4,018,503)		4,318,554

§DEVELOPED MARKETS–6.04%
Banks–0.20%
Banco Bilbao Vizcaya Argentaria ADR	3,994	22,926

		22,926

Electric Utilities–1.75%
Enel ADR	22,659	99,473
Iberdrola ADR	3,758	101,842

		201,315

Oil, Gas & Consumable Fuels–1.16%
BP ADR	1,943	68,996
TOTAL ADR	1,352	65,031

		134,027

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Personal Products–0.46%
Unilever New York Shares	1,131	$53,089

		53,089

Pharmaceuticals–0.90%
Novartis ADR	482	39,770
Sanofi ADR	1,525	63,821

		103,591

Specialty Retail–0.25%
Hennes & Mauritz ADR	5,065	29,301

		29,301

Tobacco–0.46%
Japan Tobacco ADR	2,675	53,447

		53,447

Transportation Infrastructure–0.21%
Atlantia ADR	1,924	23,896

		23,896

Wireless Telecommunication Services–0.65%
Vodafone Group ADR	2,407	74,352

		74,352

Total Developed Markets (Cost $757,215)		695,944

Total Common Stock (Cost $4,775,718)		5,014,498

CONVERTIBLE PREFERRED STOCK–3.00%
Exelon 6.50%, exercise price $43.75, expiration date 6/1/17	446	22,006
•Morgan Stanley 6.375%, exercise price $25.00, expiration date 12/31/49	837	22,641
Public Storage 5.75%, exercise price $25.00, expiration date 12/31/49	1,571	41,522
•SCE Trust III 5.75%, exercise price $25.00, expiration date 12/31/49	4,000	116,000
Taubman Centers 6.50%, exercise price $25.00, expiration date	1,552	40,368
Verizon Communications 5.90%, exercise price $25.00, expiration date 2/15/54	2,339	64,323

LVIP Goldman Sachs Income Builder Fund–5

LVIP Goldman Sachs Income Builder Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

CONVERTIBLE PREFERRED STOCK (continued)
Vornado Realty Trust 6.625%, exercise price $25.00, expiration date 12/31/49	1,497	$39,206

Total Convertible Preferred Stock (Cost $320,927)		346,066

PREFERRED STOCK–1.09%
•Bank of America 6.10%	75,000	76,219
•Morgan Stanley 5.55%	50,000	49,593

Total Preferred Stock (Cost $122,583)		125,812

	Principal
	Amount°

CORPORATE BONDS–35.13%
Airlines–0.23%
#@Air Canada 144A 6.75% 10/1/19	25,000	25,974

		25,974

Banks–2.26%
•Bank of America 6.30% 12/29/49	25,000	26,625
CIT Group 5.25% 3/15/18	50,000	51,639
•CoBank 6.25% 12/29/49	50,000	52,841
JPMorgan Chase
•6.10% 10/29/49	25,000	25,813
•6.125% 12/29/49	50,000	51,875
•Wells Fargo 5.90% 12/29/49	50,000	51,500

		260,293

Beverages–1.18%
Anheuser-Busch InBev Finance 4.90% 2/1/46	50,000	58,834
Constellation Brands 4.75% 12/1/25	25,000	26,469
Cott Beverages 5.375% 7/1/22	50,000	50,187

		135,490

Chemicals–0.44%
Ashland 6.875% 5/15/43	50,000	50,250

		50,250

Commercial Services & Supplies–0.47%
Advanced Disposal Services 8.25% 10/1/20	25,000	25,375
#@Speedy Cash Intermediate Holdings 144A 10.75% 5/15/18	50,000	29,000

		54,375

Consumer Finance–0.22%
•American Express 6.80% 9/1/66	25,000	25,031

		25,031

Principal		Value
Amount°		(U.S. $)

CORPORATE BONDS (continued)
Containers & Packaging–1.75%
#•@Ardagh Packaging Finance 144A 3.876% 5/15/21	200,000	$201,250

		201,250

Diversified Financial Services–0.24%
#International Lease Finance 144A 7.125% 9/1/18	25,000	27,511

		27,511

Diversified Telecommunication Services–0.45%
AT&T 4.75% 5/15/46	50,000	51,448

		51,448

Food & Staples Retailing–0.74%
CVS Health 5.125% 7/20/45	25,000	31,142
Rite Aid 6.75% 6/15/21	25,000	26,317
Sysco 4.85% 10/1/45	25,000	28,072

		85,531

Health Care Providers & Services–2.80%
Community Health Systems 6.875% 2/1/22	50,000	44,000
DaVita HealthCare Partners 5.00% 5/1/25	75,000	74,531
HCA
4.75% 5/1/23	100,000	102,750
5.00% 3/15/24	25,000	25,937
5.875% 2/15/26	25,000	26,000
•Tenet Healthcare 4.153% 6/15/20	50,000	49,625

		322,843

Hotels, Restaurants & Leisure–1.14%
#KFC Holding 144A 5.25% 6/1/26	25,000	25,687
MGM Resorts International 6.75% 10/1/20	50,000	54,875
#New Red Finance 144A 4.625% 1/15/22	25,000	25,250
#Seminole Hard Rock Entertainment 144A 5.875% 5/15/21	25,000	25,187

		130,999

Household Durables–0.44%
TRI Pointe Holdings 4.375% 6/15/19	50,000	50,500

		50,500

Household Products–0.92%
HRG Group 7.875% 7/15/19	50,000	52,563
Spectrum Brands 6.625% 11/15/22	50,000	53,313

		105,876

LVIP Goldman Sachs Income Builder Fund–6

LVIP Goldman Sachs Income Builder Fund

Statement of Net Assets (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Independent Power & Renewable Electricity Producers–0.84%
#@Calpine 144A 7.875% 1/15/23	42,000	$44,520
Dynegy 6.75% 11/1/19	20,000	20,125
NRG Energy 7.875% 5/15/21	31,000	32,240

		96,885

Internet & Catalog Retail–0.53%
Amazon.com 4.95% 12/5/44	50,000	61,109

		61,109

Internet Software & Services–0.22%
VeriSign 5.25% 4/1/25	25,000	25,750

		25,750

IT Services–0.87%
CoreLogic 7.25% 6/1/21	25,000	25,933
#First Data 144A 5.75% 1/15/24	50,000	49,813
#@WEX 144A 4.75% 2/1/23	25,000	24,375

		100,121

Media–7.36%
21st Century Fox America 6.15% 2/15/41	25,000	31,328
CCO Holdings 5.125% 5/1/23	25,000	25,203
#144A 5.75% 2/15/26	50,000	51,625
Charter Communications Operating
#144A 4.908% 7/23/25	25,000	27,382
#144A 6.484% 10/23/45	50,000	59,914
Clear Channel Worldwide Holdings 6.50% 11/15/22	25,000	24,187
Comcast 4.60% 8/15/45	25,000	28,857
#DISH DBS 144A 7.75% 7/1/26	50,000	51,625
#Nielsen Finance 144A 5.00% 4/15/22	50,000	51,187
#Numericable-SFR 144A 7.375% 5/1/26	200,000	198,000
#@Sirius XM Radio 144A 4.625% 5/15/23	100,000	97,383
Univision Communications 5.125% 2/15/25	75,000	74,437
#@Videotron 144A 5.375% 6/15/24	75,000	76,313
WMG Acquisition 5.625% 4/15/22	50,000	51,313

		848,754

Metals & Mining–0.19%
#Glencore Funding 144A 4.00% 4/16/25	25,000	22,165

		22,165

Oil, Gas & Consumable Fuels–2.03%
Antero Resources 5.125% 12/1/22	25,000	24,125

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Apache 4.75% 4/15/43	25,000	$25,799
Kinder Morgan 5.05% 2/15/46	25,000	23,852
Laredo Petroleum 5.625% 1/15/22	25,000	23,500
Sabine Pass Liquefaction 5.75% 5/15/24	100,000	99,750
Weatherford International 6.80% 6/15/37	50,000	37,141

		234,167

Pharmaceuticals–0.46%
Actavis Funding SCS 4.75% 3/15/45	50,000	52,711

		52,711

Real Estate Investment Trusts–1.56%
#Communications Sales & Leasing 144A 6.00% 4/15/23	25,000	25,500
DuPont Fabros Technology 5.625% 6/15/23	50,000	51,500
Equinix 5.375% 4/1/23	75,000	77,813
Starwood Property Trust 3.75% 10/15/17	25,000	25,328

		180,141

Semiconductors & Semiconductor Equipment–0.91%
#Micron Technology 144A 7.50% 9/15/23	50,000	53,250
#Qorvo 144A 6.75% 12/1/23	50,000	52,125

		105,375

Software–1.62%
#@BMC Software Finance 144A 8.125% 7/15/21	50,000	37,750
Infor US 6.50% 5/15/22	50,000	47,469
Microsoft 3.75% 2/12/45	50,000	50,942
#@Nuance Communications 144A 5.375% 8/15/20	50,000	51,125

		187,286

Specialty Retail–0.23%
L Brands 5.625% 2/15/22	25,000	26,931

		26,931

Technology Hardware, Storage & Peripherals–0.90%
NCR 5.875% 12/15/21	50,000	50,937
#Western Digital 144A 7.375% 4/1/23	50,000	53,375

		104,312

Thrifts & Mortgage Finance–0.37%
Nationstar Mortgage 6.50% 7/1/21	50,000	43,000

		43,000

LVIP Goldman Sachs Income Builder Fund–7

LVIP Goldman Sachs Income Builder Fund

Statement of Net Assets (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Tobacco–0.83%
Reynolds American 5.85% 8/15/45	75,000	$96,202

		96,202

Trading Companies & Distributors–0.30%
#@Ahern Rentals 144A 7.375% 5/15/23	50,000	34,750

		34,750

Wireless Telecommunication Services–2.63%
SBA Communications 4.875% 7/15/22	75,000	75,094
Sprint 7.875% 9/15/23	100,000	82,250
Sprint Communications 6.00% 12/1/16	50,000	50,437
T-Mobile USA
6.50% 1/15/26	40,000	42,350
6.625% 4/1/23	50,000	53,157

		303,288

Total Corporate Bonds (Cost $4,002,201)		4,050,318

«SENIOR SECURED LOANS–7.48%
AdvancePierre Foods 4.75% 5/18/23	25,000	24,969
Avago Technologies Cayman Finance Tranche B 1st Lien 4.25% 2/1/23	49,875	49,996
Axalta Coating Systems US Holdings 1st Lien 3.75% 2/1/20	23,635	23,644
BMC Software Finance 1st Lien 5.00% 9/10/20	24,737	22,016
Communications Sales & Leasing Tranche B 1st Lien 5.00% 10/24/22	24,812	24,579
Endo Luxembourg Finance I Tranche B 1st Lien 3.75% 9/25/22	24,875	24,527
@EnergySolutions Tranche B 1st Lien 6.75% 5/29/20	25,000	24,375
@Equinix Tranche B 1st Lien 4.00% 1/8/23	25,000	25,000
First Data 1st Lien 4.202% 7/10/22	25,000	24,828
First Data Tranche B 1st Lien 4.452% 3/24/21	25,000	24,958
Gates Global 1st Lien 4.25% 7/6/21	24,872	23,659
Getty Images Tranche B 1st Lien 4.75% 10/18/19	24,744	18,481
Global Payments Tranche B 1st Lien 0.04% 3/24/23	25,000	25,200
@Intelsat Jackson Holdings Tranche B2 3.75% 6/30/19	50,000	45,675

	Principal	Value
	Amount°	(U.S. $)

«SENIOR SECURED LOANS (continued)
MEG Energy Tranche B 1st Lien 3.75% 3/31/20	24,870	$21,970
Men’s Wearhouse 1st Lien 5.00% 6/18/21	25,000	23,313
Micron Technology 6.64% 4/26/22	25,000	25,186
Neiman Marcus Group 1st Lien 4.25% 10/25/20	24,747	22,292
NEP/NCP Tranche B 1st Lien 4.25% 1/22/20	24,937	24,531
Neptune Finco 1st Lien 5.00% 10/9/22	25,000	25,087
NXP Tranche B1 1st Lien 3.75% 12/7/20	13,330	13,375
Ortho-Clinical Diagnostics 1st Lien 4.75% 6/30/21	24,811	23,549
PetSmart Tranche B 1st Lien 4.25% 3/10/22	24,874	24,803
Sabre GLBL Tranche B 1st Lien 4.00% 2/19/19	14,808	14,827
Scientific Games International 6.00% 10/1/21	24,937	24,628
Shearer’s Foods 4.938% 6/30/21	25,000	24,375
Shearer’s Foods 1st Lien 5.25% 7/30/21	24,938	24,522
SIG Combibloc PurchaseCo 4.25% 3/13/22	24,937	24,801
SS&C Technologies (European Holdings) Tranche B2 1st Lien 4.00% 7/8/22	2,461	2,465
SS&C Technologies Tranche B1 1st Lien 4.00% 7/8/22	18,587	18,613
TransDigm Tranche C 1st Lien 3.75% 2/28/20	24,744	24,574
U.S. Foods 4.00% 6/27/23	25,000	25,000
U.S. Renal Care 1st Lien 5.25% 12/31/22	24,875	24,875
Univar USA 1st Lien 4.25% 7/1/22	24,813	24,502
Valeant Pharmaceuticals International Tranche B-F1 1st Lien 5.00% 4/1/22	44,905	43,801

Total Senior Secured Loans (Cost $867,388)		862,996

U.S. TREASURY OBLIGATION–3.53%
U.S. Treasury Notes 1.375% 9/30/20	400,000	407,320

Total U.S. Treasury Obligation (Cost $402,111)		407,320

LVIP Goldman Sachs Income Builder Fund–8

LVIP Goldman Sachs Income Builder Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

MONEY MARKET FUND–5.13%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	591,710	$591,710

Total Money Market Fund (Cost $591,710)		591,710

TOTAL VALUE OF SECURITIES–98.85% (Cost $11,082,638)	$11,398,720
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.15%	132,193

NET ASSETS APPLICABLE TO 1,216,339 SHARES OUTSTANDING–100.00%	$11,530,913

NET ASSET VALUE PER SHARE–LVIP GOLDMAN SACHS INCOME BUILDER FUND STANDARD CLASS ($854,757 / 90,070 Shares)	$9.490
NET ASSET VALUE PER SHARE–LVIP GOLDMAN SACHS INCOME BUILDER FUND SERVICE CLASS ($10,676,156 / 1,126,269 Shares)	$9.479

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$11,983,605
Undistributed net investment income	203,273
Accumulated net realized loss on investments	(930,699)
Net unrealized appreciation of investments and derivatives	274,734

Total net assets	$11,530,913

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2016, the aggregate value of Rule 144A securities was $1,422,036, which represents 12.33% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

†	Non-income producing for the period.

•	Variable rate security. The rate shown is the rate as of June 30, 2016. Interest rates reset periodically.

«

Includes $57,690 cash collateral held at broker for futures contracts, $64,456 payable for securities purchased, $112 payable for fund shares redeemed, $7,995 due to manager and affiliates and $9,878 expense reimbursement receivable from Lincoln Investment Advisors Corporation as of June 30, 2016.

@	Illiquid security. At June 30, 2016, the aggregate value of illiquid securities was $717,490, which represents 6.22% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2016.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

LVIP Goldman Sachs Income Builder Fund–9

LVIP Goldman Sachs Income Builder Fund

Statement of Net Assets (continued)

The following futures contracts were outstanding at June 30, 2016:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(3)	U.S. Treasury 2 yr Notes	$(654,299)	$(657,985)	10/3/16	$ (3,686)
6	U.S. Treasury 5 yr Notes	734,702	732,985	10/3/16	(1,717)
(3)	U.S. Treasury 10 yr Notes	(394,890)	(398,952)	9/22/16	(4,062)
(2)	U.S. Treasury Long Bonds	(324,888)	(344,688)	9/22/16	(19,800)
(1)	U.S. Treasury Ultra Bond	(174,240)	(186,375)	9/22/16	(12,135)

					$(41,400)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

ADR–American Depositary Receipt

IT–Information Technology

yr–Year

See accompanying notes, which are an integral part of the financial statements.

LVIP Goldman Sachs Income Builder Fund–10

LVIP Goldman Sachs Income Builder Fund Statement of Operations

Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME:
Interest	$138,983
Dividends	103,085
Foreign tax withheld	(3,333)

238,735

EXPENSES:
Management fees	33,422
Professional fees	25,232
Distribution fees-Service Class	11,867
Pricing fees	5,917
Reports and statements to shareholders	4,376
Accounting and administration expenses	1,206
Custodian fees.	1,098
Consulting fees	853
Trustees’ fees and expenses	103
Other	387

84,461
Less expenses reimbursed	(34,030)

Total operating expenses	50,431

NET INVESTMENT INCOME	188,304

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Investments	(667,951)
Foreign currencies	(14)
Futures contracts	(23,398)

Net realized loss	(691,363)

Net change in unrealized appreciation (depreciation) of:
Investments	971,909
Foreign currencies	59
Futures contracts	(41,009)

Net change in unrealized appreciation (depreciation)	930,959

NET REALIZED AND UNREALIZED GAIN	239,596

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$427,900

See accompanying notes, which are an integral part of the financial statements.

LVIP Goldman Sachs Income Builder Fund Statements of Changes in Net Assets

	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$188,304	$337,088
Net realized loss	(691,363)	(112,069)
Net change in unrealized appreciation (depreciation)	930,959	(668,079)

Net increase (decrease) in net assets resulting from operations	427,900	(443,060)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(27,082)
Service Class	—	(296,891)

	—	(323,973)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	28,622	407
Service Class	1,827,946	2,495,991
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	27,082
Service Class	—	296,891

	1,856,568	2,820,371

Cost of shares redeemed:
Standard Class	(180)	(482)
Service Class	(963,949)	(503,298)

	(964,129)	(503,780)

Increase in net assets derived from capital share transactions	892,439	2,316,591

NET INCREASE IN NET ASSETS	1,320,339	1,549,558
NET ASSETS:
Beginning of period	10,210,574	8,661,016

End of period	$11,530,913	$10,210,574

Undistributed net investment income	$203,273	$14,969

See accompanying notes, which are an integral part of the financial statements.

LVIP Goldman Sachs Income Builder Fund–11

LVIP Goldman Sachs Income Builder Fund

Financial Highlights

Select data for each share of the Fund outstanding through each period were as follows:

	LVIP Goldman Sachs Income Builder Fund Standard Class
	Six Months Ended 6/30/16[1] (unaudited)	Year Ended 12/31/15	5/1/14[2] to 12/31/14

Net asset value, beginning of period	$ 9.125	$ 9.824	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.176	0.371	0.237
Net realized and unrealized loss	0.189	(0.748)	(0.156)
Total from investment operations	0.365	(0.377)	0.081

Less dividends and distributions from:
Net investment income	—	(0.322)	(0.251)
Return of capital	—	—	(0.006)
Total dividends and distributions	—	(0.322)	(0.257)

Net asset value, end of period	$ 9.490	$ 9.125	$ 9.824

Total return[4]	4.00%	(3.85%)	0.80%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 855	$ 795	$ 826
Ratio of expenses to average net assets	0.75%	0.75%	0.75%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.41%	1.29%	1.52%
Ratio of net investment income to average net assets	3.89%	3.77%	3.48%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.23%	3.23%	2.71%
Portfolio turnover	48%	61%	21%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Goldman Sachs Income Builder Fund–12

LVIP Goldman Sachs Income Builder Fund

Financial Highlights (continued)

Select data for each share of the Fund outstanding through each period were as follows:

	LVIP Goldman Sachs Income Builder Fund Service Class
	Six Months Ended 6/30/16[1] (unaudited)	Year Ended 12/31/15	5/1/14[2] to 12/31/14
Net asset value, beginning of period.	$ 9.126	$ 9.824	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.165	0.346	0.220
Net realized and unrealized loss	0.188	(0.747)	(0.156)
Total from investment operations	0.353	(0.401)	0.064

Less dividends and distributions from:
Net investment income	—	(0.297)	(0.234)
Return of capital	—	—	(0.006)
Total dividends and distributions	—	(0.297)	(0.240)

Net asset value, end of period	$ 9.479	$ 9.126	$ 9.824

Total return[4]	3.87%	(4.09%)	0.63%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10,676	$ 9,416	$ 7,835
Ratio of expenses to average net assets	1.00%	1.00%	1.00%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.66%	1.54%	1.77%
Ratio of net investment income to average net assets	3.64%	3.52%	3.23%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.98%	2.98%	2.46%
Portfolio turnover	48%	61%	21%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Goldman Sachs Income Builder Fund–13

LVIP Goldman Sachs Income Builder Fund

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Goldman Sachs Income Builder Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek a balance of current income and capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are valued at the last quoted sale price on the valuation date. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at published net asset value. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under the policies adopted by Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2016 and for all open tax years (years ended December 31, 2014 - December 31, 2015), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2016, the Fund did not incur any interest or penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

LVIP Goldman Sachs Income Builder Fund–14

LVIP Goldman Sachs Income Builder Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addtion, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund invests in master limited partnerships (“MLPs”) which make distributions that are primarily attributable to return of capital. The Fund records investment income and return of capital in the Statement of Operations using management’s estimate of the percentage of income included in the distributions received from each MLP based on historical information from the MLPs and other industry sources. These estimates may be adjusted based on information received from the MLPs after the tax and fiscal year ends.

The return of capital portion of the MLP distributions is a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed its cost basis, the distributions are treated as realized gains. The actual amounts of income and return of capital are only determined by each MLP after its fiscal year-end and may differ from the estimated amounts. For the six months ended June 30, 2016, the Fund estimated that 100% of the MLP distributions received would be treated as a return of capital.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Commission rebates are included in “Net realized gain (loss) on investments” on the Statement of Operations and totaled $229 for the six months ended June 30, 2016. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2016.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.65% of the average daily net assets of the Fund.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.75% of the average daily net assets for the Standard Class and 1.00% for the Service Class. This agreement will continue through at least April 30, 2017, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Goldman Sachs Asset Management, L.P. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For its services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2016, costs for these administrative and legal services were as follows:

LVIP Goldman Sachs Income Builder Fund–15

LVIP Goldman Sachs Income Builder Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

Administrative	$204
Legal	57

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $858 for the six months ended June 30, 2016.

The Fund offers Standard Class and Service Class shares. Pursuant to its distribution and service plan, the Fund is authorized to pay out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual distribution and /or service fee (“12b-1 Fee”) at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the 12b-1 Fee is limited to 0.25% of the average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

At June 30, 2016, the Fund had receivables due from or liabilities payable to affiliates as follows:

Expense reimbursement from LIAC	$9,878
Management fees payable to LIAC	5,869
Distribution fees payable to LFD	2,088
Printing and mailing fees payable to Lincoln Life	38

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

At June 30, 2016, Lincoln Life directly owned 94.34% of the Standard Class shares and 67.61% of the Service Class shares of the Fund.

3. Investments

For the six months ended June 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$5,323,082
Purchases of U.S. government securities	402,234
Sales	4,757,373

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$11,082,638
Aggregate unrealized appreciation	$ 547,674
Aggregate unrealized depreciation	(231,592)
Net unrealized appreciation	$ 316,082

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2015, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses
(No Expiration)
Short-Term	Long-Term	Total
$91,942	$92,976	$184,918

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the

LVIP Goldman Sachs Income Builder Fund–16

LVIP Goldman Sachs Income Builder Fund

Notes to Financial Statements (continued)

3. Investments (continued)

asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

	Level 1	Level 2	Total
Common Stock	$5,014,498	$—	$5,014,498
Convertible Preferred Stock	346,066	—	346,066
Preferred Stock	—	125,812	125,812
Corporate Bonds	—	4,050,318	4,050,318
Senior Secured Loans	—	862,996	862,996
U.S. Treasury Obligation	—	407,320	407,320
Money Market Fund	591,710	—	591,710

Total	$5,952,274	$5,446,446	$11,398,720

Futures Contracts	$(41,400)	$—	$(41,400)

There were no Level 3 investments at the end of the period.

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Goldman Sachs Income Builder Fund–17

LVIP Goldman Sachs Income Builder Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/16	Year Ended 12/31/15
Shares sold:
Standard Class	3,020	42
Service Class	197,475	253,104

Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	2,958
Service Class	—	32,419

	200,495	288,523

Shares redeemed:
Standard Class	(20)	(50)
Service Class	(103,027)	(51,199)

	(103,047)	(51,249)

Net increase	97,448	237,274

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2016 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Interest rate contracts (Futures contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(41,400)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Interest rate contracts (Futures contracts)	Net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(23,398)	$(41,009)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2016. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2016.

LVIP Goldman Sachs Income Builder Fund–18

LVIP Goldman Sachs Income Builder Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (Average notional value)	$487,974	$1,873,189

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services, LLC or Ba or lower by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2016. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A and illiquid securities are identified on the Statement of Net Assets.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Goldman Sachs Income Builder Fund–19

LVIP Government Money Market Fund (formerly LVIP Money Market Fund) a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2016

LVIP Government Money Market Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Government Money Market Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2016 to June 30, 2016

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*

Actual
Standard Class Shares	$1,000.00	$1,000.10	0.34%	$1.69
Service Class Shares	1,000.00	1,000.10	0.34%	1.69

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.17	0.34%	$1.71
Service Class Shares	1,000.00	1,023.17	0.34%	1.71

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Government Money Market Fund–1

LVIP Government Money Market Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2016

Security Type/Sector	Percentage of Net Assets

Agency Obligations	66.25%

U.S. Treasury Obligations	3.76%

Repurchase Agreements	30.19%

Money Market Fund	0.03%

Total Value of Securities	100.23%

Liabilities Net of Receivables and Other Assets	(0.23%)

Total Net Assets	100.00%

LVIP Government Money Market Fund–2

LVIP Government Money Market Fund

Statement of Net Assets

June 30, 2016 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY OBLIGATIONS–66.25%
Fannie Mae
•0.452% 8/16/17	4,180,000	$4,179,037
•0.462% 8/15/16	22,021,000	22,023,051
0.625% 8/26/16	7,675,000	7,678,167
Fannie Mae Discount Notes
≠0.28% 7/6/16	90,000,000	89,996,500
≠0.63% 6/1/17	1,785,000	1,774,535
Federal Farm Credit Banks
•0.477% 7/14/17	3,750,000	3,748,461
•0.503% 4/20/17	15,000,000	15,001,819
•0.505% 1/2/18	3,750,000	3,747,731
•0.508% 9/5/17	3,555,000	3,554,568
0.52% 9/6/16	10,000,000	10,001,272
•0.558% 9/21/17	5,000,000	5,000,000
Federal Farm Credit Discount Notes
≠0.59% 3/30/17	2,330,000	2,319,613
≠0.60% 1/3/17	2,235,000	2,228,072
Federal Home Loan Bank Discount Notes
≠0.34% 7/11/16	13,850,000	13,848,692
≠0.34% 7/14/16	19,000,000	18,997,667
≠0.34% 7/22/16	34,000,000	33,993,257
≠0.35% 7/15/16	7,000,000	6,999,047
≠0.40% 9/16/16	12,120,000	12,109,631
≠0.40% 10/7/16	35,440,000	35,401,410
≠0.40% 10/11/16	3,580,000	3,575,943
≠0.405% 9/14/16	5,000,000	4,995,781
≠0.415% 9/23/16	9,500,000	9,490,801
≠0.44% 12/23/16	4,575,000	4,565,215
≠0.45% 10/26/16	4,500,000	4,493,419
≠0.453% 9/2/16	7,550,000	7,544,019
≠0.456% 8/24/16	9,020,000	9,013,830
≠0.466% 8/31/16	18,620,000	18,605,297
≠0.60% 2/21/17	4,805,000	4,786,180
Federal Home Loan Banks
•0.438% 11/21/16	20,180,000	20,180,696
0.45% 10/11/16	5,000,000	4,999,470
•0.462% 3/15/17	5,000,000	5,000,000
•0.50% 3/14/17	6,000,000	5,999,176
•0.518% 6/15/17	8,425,000	8,425,000
•0.554% 10/27/17	7,160,000	7,160,000
0.625% 5/30/17	6,445,000	6,439,622
•0.661% 3/8/18	2,825,000	2,825,481
Federal Home Loan Mortgage
0.65% 9/29/16	6,000,000	6,002,666
0.875% 10/14/16	13,000,000	13,014,352
Freddie Mac Discount Notes
≠0.395% 10/6/16	5,000,000	4,994,678
≠0.43% 10/3/16	28,334,000	28,302,187
≠0.51% 2/17/17	4,815,000	4,799,243

Total Agency Obligations (Cost $477,815,586)		477,815,586

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS–3.76%
≠U.S. Treasury Bill 0.40% 4/27/17	7,200,000	$7,163,700
•U.S. Treasury Floating Rate Note 0.46% 4/30/18	20,000,000	19,997,967

Total U.S. Treasury Obligations (Cost $27,161,667)		27,161,667

REPURCHASE AGREEMENTS–30.19%
Bank of Montreal
0.38%, dated 6/30/16, to be repurchased on 7/1/16, repurchase price $19,500,206 (collateralized by U.S. government obligations 1.50%–2.875% 12/31/18–5/15/43; market value $19,890,058)	19,500,000	19,500,000
The Bank of Nova Scotia
0.40%, dated 6/30/16, to be repurchased on 7/1/16, repurchase price $30,000,333 (collateralized by U.S. government obligations 0.125%–2.625% 4/15/18–11/15/20; market value $30,600,075)	30,000,000	30,000,000
BNP Paribas
0.40%, dated 6/30/16, to be repurchased on 7/1/16, repurchase price $29,200,324 (collateralized by U.S. government obligations 0.875%–4.25% 10/15/18–8/15/43; market value $29,784,086)	29,200,000	29,200,000
Citigroup Global Markets
0.42%, dated 6/30/16, to be repurchased on 7/1/16, repurchase price $20,000,233 (collateralized by U.S. government obligations 1.00% 12/15/17; market value $20,400,096)	20,000,000	20,000,000
Credit Agricole
0.42%, dated 6/30/16, to be repurchased on 7/1/16, repurchase price $34,000,397 (collateralized by U.S. government obligations 0.00%–2.625% 7/21/16–11/15/20; market value $34,680,020)	34,000,000	34,000,000

LVIP Government Money Market Fund–3

LVIP Government Money Market Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

REPURCHASE AGREEMENTS (continued)
Mizuho Securities
0.53%, dated 6/30/16, to be repurchased on 7/1/16, repurchase price $33,000,486 (collateralized by U.S. government obligations 2.25%–2.375% 12/31/20–4/30/21; market value $33,660,040)	33,000,000	$33,000,000
Societe Generale
0.40%, dated 6/30/16, to be repurchased on 7/1/16, repurchase price $34,000,378 (collateralized by U.S. government obligations 0.00%–2.625% 12/31/16–5/15/44; market value $34,680,024)	34,000,000	34,000,000

	Principal Amount°	Value (U.S. $)

REPURCHASE AGREEMENTS (continued)
TD Securities
0.44%, dated 6/30/16, to be repurchased on 7/1/16, repurchase price $18,000,220 (collateralized by U.S. government obligations 2.125%–2.25% 11/30/17–11/15/24; market value $18,360,017)	18,000,000	$18,000,000

Total Repurchase Agreements (Cost $217,700,000)		217,700,000

	Number of Shares
MONEY MARKET FUND–0.03%
Dreyfus Government Cash
Management Fund - Institutional Shares (seven-day effective yield 0.01%)	199,871	199,871

Total Money Market Fund (Cost $199,871)		199,871

TOTAL VALUE OF SECURITIES–100.23% (Cost $722,877,124)Δ	722,877,124
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.23%)	(1,692,090)

NET ASSETS APPLICABLE TO 72,116,550 SHARES OUTSTANDING–100.00%	$721,185,034

NET ASSET VALUE PER SHARE–LVIP GOVERNMENT MONEY MARKET FUND STANDARD CLASS ($426,131,928 / 42,612,043 Shares)	$10.000

NET ASSET VALUE PER SHARE–LVIP GOVERNMENT MONEY MARKET FUND SERVICE CLASS ($295,053,106 / 29,504,507 Shares)	$10.000

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$721,163,539
Accumulated realized gain on investments	21,495

Total net assets	$721,185,034

Δ	Also the cost for federal income tax purposes.

•	Variable rate security. The rate shown is the rate as of June 30, 2016. Interest rates reset periodically.

«	Includes $3,630,320 payable for fund shares redeemed and $180,324 due to manager and affiliates at June 30, 2016.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars.

See accompanying notes, which are an integral part of the financial statements.

LVIP Government Money Market Fund–4

LVIP Government Money Market Fund

Statement of Operations

Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME:
Interest	$1,314,872
Dividends	1,148

1,316,020

EXPENSES:
Management fees	1,348,143
Distribution fees-Service Class	362,889
Accounting and administration expenses	89,548
Professional fees	45,168
Reports and statements to shareholders	21,092
Trustees’ fees and expenses	9,269
Custodian fees	4,552
Consulting fees	1,001
Pricing fees	880
Other	4,313

1,886,855
Less management fees waived	(309,231)
Less distribution fees waived-Service Class	(362,889)

Total operating expenses	1,214,735

NET INVESTMENT INCOME	101,285

NET REALIZED GAIN FROM INVESTMENTS	23,105

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$124,390

See accompanying notes, which are an integral part of the financial statements.

LVIP Government Money Market Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$101,285	$156,360
Net realized gain	23,105	56

Net increase in net assets resulting from operations	124,390	156,416

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(60,320)	(95,505)
Service Class	(40,965)	(60,855)

	(101,285)	(156,360)

CAPITAL SHARE
TRANSACTIONS:
Proceeds from shares sold:
Standard Class	249,051,502	620,319,573
Service Class	177,013,379	289,419,581
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	60,320	95,462
Service Class	40,965	60,848

	426,166,166	909,895,464

Cost of shares redeemed:
Standard Class	(257,786,726)	(668,303,455)
Service Class	(147,047,743)	(308,123,014)

	(404,834,469)	(976,426,469)

Increase (decrease) in net assets derived from capital share transactions	21,331,697	(66,531,005)

NET INCREASE (DECREASE) IN NET ASSETS	21,354,802	(66,530,949)
NET ASSETS:
Beginning of period	699,830,232	766,361,181

End of period	$721,185,034	$699,830,232

Undistributed net investment income	$—	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP Government Money Market Fund–5

LVIP Government Money Market Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP Government Money Market Fund Standard Class
	Six Months Ended 6/30/161, [2] (unaudited)	12/31/15	12/31/14	Year Ended 12/31/13	12/31/12		12/31/11

Net asset value, beginning of period	$10.000	$10.000	$10.000	$10.000	$10.000		$10.000

Income from investment operations:
Net investment income	0.001	0.002	0.003	0.002	0.003		0.003

Total from investment operations	0.001	0.002	0.003	0.002	0.003		0.003

Less dividends and distributions from:
Net investment income	(0.001)	(0.002)	(0.003)	(0.002)	(0.003)		(0.003)
Net realized gain	—	—	—	—	—	[3]	—	[3]

Total dividends and distributions	(0.001)	(0.002)	(0.003)	(0.002)	(0.003)		(0.003)

Net asset value, end of period	$10.000	$10.000	$10.000	$10.000	$10.000		$10.000

Total return[4]	0.01%	0.02%	0.03%	0.02%	0.03%		0.03%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$426,132	$434,793	$482,693	$447,167	$429,048		$489,141
Ratio of expenses to average net assets	0.34%	0.17%	0.12%	0.17%	0.20%		0.19%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.43%	0.43%	0.41%	0.44%	0.43%		0.43%
Ratio of net investment income to average net assets	0.03%	0.02%	0.03%	0.02%	0.03%		0.03%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.06% )	(0.24% )	(0.26% )	(0.25% )	(0.20%	)	(0.21%	)

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Commencing April 1, 2016, BlackRock Advisors, LLC replaced Delaware Investments Fund Advisers, a series of Delaware Management Business Trust, as the Fund’s Sub-adviser.

[3]

For the years ended December 31, 2012 and 2011, net realized gain distributions of $1,804 and $563, respectively, were made by the Fund’s Standard class, which calculated to de minimus amounts of $0.000 and $0.000 per share, respectively.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Government Money Market Fund–6

LVIP Government Money Market Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Government Money Market Fund Service Class
	Six Months Ended 6/30/161, [2] (unaudited)	12/31/15	12/31/14	Year Ended 12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$10.000	$10.000	$10.000	$10.000	$10.000	$10.000

Income from investment operations:
Net investment income	0.001	0.002	0.003	0.002	0.003	0.003

Total from investment operations	0.001	0.002	0.003	0.002	0.003	0.003

Less dividends and distributions from:
Net investment income	(0.001)	(0.002)	(0.003)	(0.002)	(0.003)	(0.003)
Net realized gain	—	—	—	—	— [3]	— [3]

Total dividends and distributions	(0.001)	(0.002)	(0.003)	(0.002)	(0.003)	(0.003)

Net asset value, end of period	$10.000	$10.000	$10.000	$10.000	$10.000	$10.000

Total return[4]	0.01%	0.02%	0.05%	0.02%	0.03%	0.03%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$295,053	$265,037	$283,668	$302,807	$351,557	$380,737
Ratio of expenses to average net assets	0.34%	0.17%	0.12%	0.17%	0.20%	0.19%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.68%	0.68%	0.66%	0.69%	0.68%	0.68%
Ratio of net investment income to average net assets	0.03%	0.02%	0.03%	0.02%	0.03%	0.03%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.31%)	(0.49%)	(0.51%)	(0.50%)	(0.45%)	(0.46%)

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Commencing April 1, 2016, BlackRock Advisors, LLC replaced Delaware Investments Fund Advisers, a series of Delaware Management Business Trust, as the Fund’s Sub-adviser.

[3]

For the years ended December 31, 2012 and 2011, net realized gain distributions of $1,528 and $554, respectively, were made by the Fund’s Service class, which calculated to de minimus amounts of $0.000 and $0.000 per share, respectively.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Government Money Market Fund–7

LVIP Government Money Market Fund

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Government Money Market Fund (formerly, LVIP Money Market Fund) (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to maximize current income while (i) maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital). The Fund pursues its objective by investing at least 99.5% of its total assets in cash, government securities (which include U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities), and/or repurchase agreements secured by such obligations or cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable or floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Securities are valued at amortized cost, which approximates market value and is permitted under Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity. Significant inputs to the amortization cost method include purchase cost security, premium or discount at the purchase date and time to maturity. U.S. government and agency securities are valued at their mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at published net asset value.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2016 and for all open tax years (years ended December 31, 2012–December 31, 2015), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2016, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income and common expenses are allocated to the classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Repurchase Agreements–The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 30, 2016, and matured on the next business day.

LVIP Government Money Market Fund–8

LVIP Government Money Market Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i. e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares dividends daily from net investment income and pays such dividends daily. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2016.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the Fund’s average daily net assets; 0.40% of the next $200 million; and 0.30% of the Fund’s average daily net assets in excess of $400 million.

Effective April 1, 2016, BlackRock Advisors, LLC (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. Prior to April 1, 2016, Delaware Investments Fund Advisers (the “Sub-Adviser”), a series of Delaware Management Business Trust, was responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2016, costs for these administrative and legal services were as follows:

Administrative	$18,749
Legal	5,161

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $15,284 for the six months ended June 30, 2016.

The Fund offers Standard Class and Service Class shares. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual distribution and/or service fee (“12b-1 Fee”) at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the 12b-1 Fee is limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Fund’s Board of Trustees (the “Board”). No distribution expenses are paid by Standard Class shares.

LFD and LIAC have voluntarily agreed to waive fees and/or reimburse expenses to the extent necessary to prevent a negative yield for each class of shares of the Fund. These voluntary waivers and reimbursements may be modified or terminated at any time, without notice, and are subject to future recapture by LFD and LIAC. Amounts waived and/or reimbursed under this agreement can be recaptured for a period of up to three years from the year in which LFD and LIAC waived fees and/or reimbursed expenses for the Fund. The following table summarizes the amount of waived fees and/or reimbursed expenses that may be recaptured and the fiscal years they expire:

	Expiration Date
	2016	2017	2018	2019	Total
LFD	$857,491	$750,697	$672,703	$362,889	$2,643,780
LIAC	2,040,172	2,182,794	1,842,491	309,231	6,374,688

Total	$2,897,663	$2,933,491	$2,515,194	$672,120	$9,018,468

At June 30, 2016, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$178,480
Printing and mailing fees payable to Lincoln Life	1,844

LVIP Government Money Market Fund –9

LVIP Government Money Market Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2015, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$1,610	$—	$1,610

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

	Level 1	Level 2	Total
Agency Obligations	$—	$477,815,586	$477,815,586
U.S. Treasury Obligations	—	27,161,667	27,161,667
Repurchase Agreements	217,700,000	—	217,700,000
Money Market Fund	199,871	—	199,871

Total	$217,899,871	$504,977,253	$722,877,124

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Government Money Market Fund –10

LVIP Government Money Market Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/16	Year Ended 12/31/15
Shares sold:
Standard Class	24,905,152	62,031,958
Service Class	17,701,338	28,941,958
Shares issued upon reinvestment of dividends and distributions:
Standard Class	6,032	9,546
Service Class	4,096	6,085

	42,616,618	90,989,547

Shares redeemed:
Standard Class	(25,778,673)	(66,830,345)
Service Class	(14,704,774)	(30,812,302)

	(40,483,447)	(97,642,647)

Net increase (decrease)	2,133,171	(6,653,100)

5. Credit and Market Risk

Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but may not be backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $10.00 per share, it is possible to lose money investing in the Fund.

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Money Market Reform

On July 23, 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. These amendments are not effective until October 14, 2016, but when implemented will affect the Fund’s operations and may affect the Fund’s total return potential.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Government Money Market Fund –11

LVIP Invesco Diversified Equity-Income Managed Volatility Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2016

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2016 to June 30, 2016

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers and reimbursements in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*
Actual
Standard Class Shares	$1,000.00	$1,036.40	0.07%	$0.35
Service Class Shares	1,000.00	1,034.70	0.42%	2.12
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,024.52	0.07%	$0.35
Service Class Shares	1,000.00	1,022.77	0.42%	2.11

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests a significant portion of its assets in other investment companies (“Underlying Funds”). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP Invesco Diversified Equity-Income Managed Volatility Fund–1

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2016

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	65.61%
Equity Funds	65.61%
Unaffiliated Investment Companies	33.82%
Equity Fund	27.87%
Money Market Fund	5.95%
Total Value of Securities	99.43%
Receivables and Other Assets Net of Liabilities	0.57%
Total Net Assets	100.00%

LVIP Invesco Diversified Equity-Income Managed Volatility Fund–2

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–65.61%
Equity Funds–65.61%
*Invesco V.I. Diversified Dividend Fund	2,084,552	$52,885,077
**Invesco V.I. Equity and Income Fund	4,206,103	69,568,940

Total Affiliated Investment Companies (Cost $122,175,626)		122,454,017

UNAFFILIATED INVESTMENT COMPANIES–33.82%
Equity Fund–27.87%
*Invesco V.I. Core Equity Fund	1,471,456	52,015,957

		52,015,957

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES (continued)
Money Market Fund–5.95%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	11,112,100	$11,112,100

		11,112,100

Total Unaffiliated Investment Companies (Cost $65,771,336)		63,128,057

TOTAL VALUE OF SECURITIES–99.43% (Cost $187,946,962)	185,582,074
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.57%	1,055,756

NET ASSETS APPLICABLE TO 18,665,190 SHARES OUTSTANDING–100.00%	$186,637,830

*	Series I Shares.

**	Series II Shares.

The following futures contracts were outstanding at June 30, 2016: 1

Futures Contracts

	Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(13)	British Pound Currency	$(1,090,293)	$(1,076,400)	9/20/16	$13,893
(250)	E-mini S&P 500 Index	(25,316,577)	(26,127,500)	9/19/16	(810,923)
(28)	E-mini S&P MidCap 400 Index	(4,027,269)	(4,180,400)	9/19/16	(153,131)
(13)	Euro Currency	(1,804,198)	(1,804,969)	9/20/16	(771)
(62)	Euro STOXX 50 Index	(1,905,776)	(1,964,368)	9/19/16	(58,592)
(14)	FTSE 100 Index	(1,147,527)	(1,196,994)	9/19/16	(49,467)
(11)	Japanese Yen Currency	(1,343,865)	(1,334,713)	9/20/16	9,152
(9)	Nikkei 225 Index (OSE)	(1,357,135)	(1,356,994)	9/9/16	141

					$(1,049,698)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

OSE–Osaka Securities Exchange

See accompanying notes, which are an integral part of the financial statements.

LVIP Invesco Diversified Equity-Income Managed Volatility Fund–3

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Statement of Assets and Liabilities

June 30, 2016 (unaudited)

ASSETS:
Investments in affiliated investment companies, at value	$122,454,017
Investments in unaffiliated investment companies, at value	63,128,057

Total investments, at value	185,582,074
Cash collateral held at broker for futures contracts	1,218,966
Foreign currencies collateral held at broker for futures contracts, at value	1,136,247
Receivable for fund shares sold	582,988
Expense reimbursement receivable from LIAC	10,584
Dividends receivable from investment companies	2,143
Prepaid printing and mailing fees to Lincoln Life	389

TOTAL ASSETS	188,533,391

LIABILITIES:
Net unrealized depreciation on futures contracts	1,049,698
Payable for investment companies purchased	763,364
Due to manager and affiliates	58,497
Other accrued expenses payable	16,820
Payable for fund shares redeemed	7,182

TOTAL LIABILITIES	1,895,561

TOTAL NET ASSETS	$186,637,830

Investments in affiliated investment companies, at cost	$122,175,626
Investments in unaffiliated investment companies, at cost	65,771,336

Total investments, at cost	$187,946,962

Foreign currencies collateral held at broker for futures contracts, at cost	1,136,247

Standard Class:
Net Assets	$1,598,056
Shares Outstanding	159,590
Net Asset Value Per Share	$10.014

Service Class:
Net Assets	$185,039,774
Shares Outstanding	18,505,600
Net Asset Value Per Share	$9.999

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$187,951,620
Accumulated net investment loss	(295,211)
Accumulated net realized gain on investments	2,396,007
Net unrealized depreciation of investments and derivatives	(3,414,586)

TOTAL NET ASSETS	$186,637,830

See accompanying notes, which are an integral part of the financial statements.

LVIP Invesco Diversified Equity-Income Managed Volatility Fund–4

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Statement of Operations

Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME:
Dividends from unaffiliated investment companies	$9,087

EXPENSES:
Management fees	443,271
Distribution fees-Service Class	256,313
Accounting and administration expenses	36,839
Professional fees	14,638
Reports and statements to shareholders	12,263
Consulting fees	1,884
Trustees’ fees and expenses	1,765
Custodian fees	1,522
Pricing fees	126
Other	430

769,051
Less management fees waived	(419,814)
Less expenses reimbursed	(41,210)

Total operating expenses	308,027

NET INVESTMENT LOSS	(298,940)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of investments in affiliated investment companies	(41,401)
Sale of investments in unaffiliated investment companies	(76,072)
Foreign currencies	5,782
Futures contracts	(548,748)

Net realized loss	(660,439)

Net change in unrealized appreciation (depreciation) of:
Investments in affiliated investment companies	5,531,714
Investments in unaffiliated investment companies	2,151,079
Futures contracts	(984,204)

Net change in unrealized appreciation (depreciation)	6,698,589

NET REALIZED AND UNREALIZED GAIN	6,038,150

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,739,210

See accompanying notes, which are an integral part of the financial statements.

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(298,940)	$1,419,254
Net realized gain (loss)	(660,439)	3,568,862
Net change in unrealized appreciation (depreciation)	6,698,589	(10,326,952)

Net increase (decrease) in net assets resulting from operations	5,739,210	(5,338,836)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(17,989)
Service Class	—	(1,777,250)

Net realized gain:	—
	—	(1,795,239)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	961,119	572,248
Service Class	63,684,010	102,443,813
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	17,989
Service Class	—	1,777,250

	64,645,129	104,811,300

Cost of shares redeemed:
Standard Class	(394,798)	(110,771)
Service Class	(5,010,816)	(8,541,158)

	(5,405,614)	(8,651,929)

Increase in net assets derived from capital share transactions	59,239,515	96,159,371

NET INCREASE IN NET ASSETS	64,978,725	89,025,296
NET ASSETS:
Beginning of period	121,659,105	32,633,809

End of period	$186,637,830	$121,659,105

Undistributed (Accumulated) net investment income (loss)	$(295,211)	$3,729

See accompanying notes, which are an integral part of the financial statements.

LVIP Invesco Diversified Equity-Income Managed Volatility Fund–5

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

LVIP Invesco Diversified Equity-Income Managed Volatility Fund Standard Class

	Six months Ended 6/30/16[1], 2 (unaudited)		Year Ended 12/31/15	5/1/14[3] to 12/31/14
Net asset value, beginning of period	$ 9.661		$10.341	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.003)		0.226	0.154
Net realized and unrealized gain (loss)	0.356		(0.725)	0.306

Total from investment operations	0.353		(0.499)	0.460

Less dividends and distributions from:
Net investment income	—		(0.181)	(0.079)
Net realized gain	—		—	(0.040)

Total dividends and distributions	—		(0.181)	(0.119)

Net asset value, end of period	$10.014		$ 9.661	$10.341

Total return[5]	3.64%		(4.84% )	4.59%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 1,598		$ 983	$ 566
Ratio of expenses to average net assets[6]	0.07%		0.07%	0.07%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.69%		0.72%	1.11%
Ratio of net investment income (loss) to average net assets	(0.06%	)	2.21%	2.22%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.68%	)	1.56%	1.18%
Portfolio turnover	1%		4%	7%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. was added as a sub-adviser for the Fund’s volatility management overlay.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Invesco Diversified Equity-Income Managed Volatility Fund–6

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

LVIP Invesco Diversified Equity-Income Managed Volatility Fund Service Class

	Six months Ended 6/30/16[1,2] (unaudited)		Year Ended 12/31/15	5/1/14[3] to 12/31/14
Net asset value, beginning of period	$ 9.664		$ 10.343	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.020)		0.189	0.130
Net realized and unrealized gain (loss)	0.355		(0.723)	0.306

Total from investment operations	0.335		(0.534)	0.436

Less dividends and distributions from:
Net investment income	—		(0.145)	(0.053)
Net realized gain	—		—	(0.040)

Total dividends and distributions	—		(0.145)	(0.093)

Net asset value, end of period	$ 9.999		$ 9.664	$10.343

Total return[5]	3.47%		(5.17% )	4.36%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$185,040		$120,676	$32,068
Ratio of expenses to average net assets[6]	0.42%		0.42%	0.42%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	1.04%		1.07%	1.46%
Ratio of net investment income (loss) to average net assets	(0.41%	)	1.86%	1.87%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(1.03%	)	1.21%	0.83%
Portfolio turnover	1%		4%	7%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. was added as a sub-adviser for the Fund’s volatility management overlay.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Invesco Diversified Equity-Income Managed Volatility Fund–7

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Invesco Diversified Equity-Income Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests a significant portion of its assets in other open-end investment companies, primarily the Invesco Funds (collectively, the “Underlying Funds”). The Fund is advised by Lincoln Investment Advisors Corporation (“LIAC”). The Invesco Funds, which are advised by an unaffiliated adviser, invest in stocks and bonds. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek capital appreciation and current income.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2016 and for all open tax years (years ended December 31, 2014–December 31, 2015), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2016, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate that portion of realized gains and losses on investments resulting from changes in the foreign exchange rates from that which is due to changes in market prices. Both types of changes in gain (loss) are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities

LVIP Invesco Diversified Equity-Income Managed Volatility Fund–8

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2016.

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.60% of the average daily net assets of the Fund. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds. LIAC has contractually agreed to waive a portion of its advisory fee. Effective May 1, 2016, the waiver amount is 0.55% of the Fund’s average daily net assets. This agreement will continue through at least April 30, 2017, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC. Prior to May 1, 2016, the waiver amount was 0.58% of the Fund’s average daily net assets.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.07% of the average daily net assets for the Standard Class and 0.42% for the Service Class. This agreement will continue through at least April 30, 2017, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Effective May 1, 2016, SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for managing the Fund’s volatility management overlay. Prior to May 1, 2016, LIAC was responsible for the day-to-day management of the entirety of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2016, costs for these administrative and legal services were as follows:

Administrative	$3,881
Legal	1,000

Lincoln Life also performs daily trading operations. The cost of these services is included in “Accounting and administration expenses” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,422 for the six months ended June 30, 2016.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $9,500 for the six months ended June 30, 2016.

The Fund offers Standard Class and Service Class shares. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual distribution and/or service fee (“12b-1 Fee”) at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the 12b-1 Fee is limited to 0.35% of the average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2016, the Fund had receivables due from or liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$10,584
Management fees payable to LIAC	7,370
Distribution fees payable to LFD	51,127
Printing and mailing fees payable to Lincoln Life	389

LVIP Invesco Diversified Equity-Income Managed Volatility Fund–9

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

Affiliated investment companies, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds). Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the six months ended June 30, 2016, were as follows:

	Value 12/31/15	Purchases	Sales	Net Realized Gain (Loss)	Value 6/30/16	Dividends	Capital Gain Distributions
Invesco V.I. Diversified Dividend Fund*	$—	$16,192,338	$1,404,463	$(30,675)	$52,885,077	$—	$—
Invesco V.I. Equity and Income Fund	45,281,923	22,756,502	47,456	(10,726)	69,568,940	—	—

Total	$45,281,923	$38,948,840	$1,451,919	$(41,401)	$122,454,017	$—	$—

*Investment company considered to be unaffiliated of the Fund at December 31, 2015.

3. Investments

For the six months ended June 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$55,141,179
Sales.	1,819,770

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$187,946,962

Aggregate unrealized appreciation	$3,943,017
Aggregate unrealized depreciation	(6,307,905)

Net unrealized depreciation	$(2,364,888)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Invesco Diversified Equity-Income Managed Volatility Fund–10

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

Level 1
Investment Companies	$185,582,074

Futures Contracts	$(1,049,698)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/16	Year Ended 12/31/15
Shares sold:
Standard Class	97,505	56,005
Service Class	6,530,815	10,040,387
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,850
Service Class	—	182,732

	6,628,320	10,280,974

Shares redeemed:
Standard Class	(39,654)	(10,813)
Service Class	(511,979)	(836,960)

	(551,633)	(847,773)

Net increase	6,076,687	9,433,201

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

LVIP Invesco Diversified Equity-Income Managed Volatility Fund–11

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Fair values of derivative instruments as of June 30, 2016 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Currency contracts (Futures contracts)	Net unrealized depreciation on futures contracts	$23,045	Net unrealized depreciation on futures contracts	$(771)
Equity contracts (Futures contracts)	Net unrealized depreciation on futures contracts	141	Net unrealized depreciation on futures contracts	(1,072,113)

Total		$23,186		$(1,072,884)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(522,674)	$(1,004,583)
Equity contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(26,074)	20,379

Total		$(548,748)	$(984,204)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2016. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2016.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$4,274,344	$12,075,269

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Market Risk

Foreign currency fluctuations or economic financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Invesco Diversified Equity-Income Managed Volatility Fund–12

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Other Fund Information (unaudited)

Approval of Subadvisory Agreement

On January 6, 2016, the Board of Trustees of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things the approval of the sub-advisory agreement with SSGA Funds Management, Inc. (“SSGA FM”) (the “Sub-Advisory Agreement”) for the Fund. The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC, The Lincoln National Life Insurance Company (“Lincoln Life”) and SSGA FM prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to approval of investment sub-advisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LIAC, Lincoln Life and SSGA FM provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including in-person presentations by representatives of SSGA FM, information about proposed sub-advisory fees and compliance and regulatory matters. The Board noted that SSGA FM provided sub-advisory services to other funds in the Trust. After reviewing the information received, the Independent Trustees requested supplemental information, and LIAC and SSGA FM provided materials in response. The Board determined that, given the totality of the information provided with respect to the Sub-Advisory Agreement, the Board had received sufficient information to approve the Sub-Advisory Agreement. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and employees of Lincoln Life, LIAC and SSGA FM to consider the approval of the Sub-Advisory Agreement.

Based upon its review, the Board concluded that it was in the best interests of the Fund that the Sub-Advisory Agreement be approved for the Fund. In considering the approval of the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Nature, Extent and Quality of Services. In considering the approval of the Sub-Advisory Agreement between LIAC and SSGA FM with respect to the Funds, the Board considered the nature, extent and quality of services to be provided by SSGA FM under the Sub-Advisory Agreement. The Board considered that SSGA FM provided sub-advisory services to other funds in the Trust and that the Board had reviewed extensive information provided by SSGA FM in connection with the annual contract renewal process most recently concluded in September 2015. The Board noted that State Street Global Advisors (“SSGA”), an affiliate of SSGA FM, has served as a consultant to LIAC with respect to the managed volatility overlay for the Fund and that LIAC proposed to delegate the responsibility of managing the Fund’s managed volatility overlay to SSGA FM as sub-adviser. The Board considered the criteria provided by LIAC in recommending SSGA FM be appointed a sub-adviser for the Fund’s managed volatility overlay, including historical modeling and noted that the Board was familiar with the managed volatility overlay services provided by SSGA as a consultant to LIAC with respect to the Fund. The Board reviewed the services to be provided by SSGA FM, the backgrounds of the investment professionals proposed to service the Fund, SSGA’s consulting work for LIAC with respect to the managed volatility overlay for the Fund and the reputation, resources and investment approach of SSGA FM. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board concluded that the services to be provided by SSGA FM were expected to be satisfactory.

Performance. With respect to performance, the Board considered that SSGA has served as a risk management consultant to LIAC with respect to the managed volatility overlay for the Fund and that the Board received quarterly performance information from LIAC and also from Morningstar, Inc. as part of the annual contract renewal process. The Board concluded that the services to be provided by SSGA FM were expected to be acceptable.

Sub-Advisory Fee and Economies of Scale. The Board reviewed the proposed sub-advisory fee schedule and noted SSGA FM’s statement that it does not sub-advise any portfolios with similar investment objectives. The Board considered that the sub-advisory fee schedule was negotiated between LIAC and SSGA FM, an unaffiliated third party and that LIAC would compensate SSGA FM from its fees. The Board concluded that the proposed sub-advisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered that the sub-advisory fee schedule was negotiated between LIAC and SSGA FM, an unaffiliated third party, and that LIAC would compensate SSGA FM from its fees. The Board reviewed materials provided by SSGA FM as to any additional benefits it receives and noted that SSGA FM indicated that it indirectly benefits from association with the Fund in the marketplace.

Overall Conclusions

Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Sub-Advisory Agreement are fair and reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the Fund.

LVIP Invesco Diversified Equity-Income Managed Volatility Fund–13

LVIP Invesco Select Equity Managed Volatility Fund (formerly LVIP Invesco V.I. Comstock Managed Volatility Fund) a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2016

LVIP Invesco Select Equity Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Invesco Select Equity Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2016 to June 30, 2016

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) Fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers and reimbursements in effect.

Expense Analysis of an Investment of $ 1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*
Actual
Standard Class Shares	$1,000.00	$979.40	0.05%	$0.25
Service Class Shares	1,000.00	977.60	0.40%	1.97
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,024.61	0.05%	$0.25
Service Class Shares	1,000.00	1,022.87	0.40%	2.01

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all its assets in other investment companies (“Underlying Funds”). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial statements for the underlying funds can be found at www.sec.gov

LVIP Invesco Select Equity Managed Volatility Fund–1

LVIP Invesco Select Equity Managed Volatility Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2016

Security Type/Sector	Percentage of Net Assets

Affiliated Investment Company	64.45%

Equity Fund	64.45%

Unaffiliated Investment Companies	34.67%

Equity Fund	29.71%

Money Market Fund	4.96%

Total Value of Securities	99.12%

Receivables and Other Assets Net of Liabilities	0.88%

Total Net Assets	100.00%

LVIP Invesco Select Equity Managed Volatility Fund–2

LVIP Invesco Select Equity Managed Volatility Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–64.45%
Equity Fund–64.45%
*Invesco V.I. Equally-Weighted S&P 500 Fund	4,852,874	$80,897,411

		80,897,411

Total Affiliated Investment Company (Cost $79,684,193)		80,897,411

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–34.67%
Equity Fund–29.71%
*Invesco V.I. Comstock Fund	2,124,424	$37,283,635

		37,283,635

Money Market Fund–4.96%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	6,223,191	6,223,192

		6,223,192

Total Unaffiliated Investment Companies (Cost $42,539,420)		43,506,827

TOTAL VALUE OF SECURITIES–99.12% (Cost $122,223,613)	124,404,238
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.88%	1,110,142

NET ASSETS APPLICABLE TO 13,789,736 SHARES OUTSTANDING–100.00%	$125,514,380

*	Series I Shares.

The	following futures contracts were outstanding at June 30, 2016:[1]

Futures Contracts

	Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(4)	British Pound Currency	$ (333,315)	$ (331,200)	9/20/16	$ 2,115
(261)	E-mini S&P 500 Index	(26,281,083)	(27,277,110)	9/19/16	(996,027)
(77)	E-mini S&P MidCap 400 Index	(11,174,263)	(11,496,100)	9/19/16	(321,837)
(4)	Euro Currency	(553,797)	(555,375)	9/20/16	(1,578)
(14)	Euro STOXX 50 Index	(428,169)	(443,567)	9/19/16	(15,398)
(4)	FTSE 100 Index	(324,307)	(341,998)	9/19/16	(17,691)
(3)	Japanese Yen Currency	(367,494)	(364,012)	9/20/16	3,482
(3)	Nikkei 225 Index (OSE)	(446,503)	(452,331)	9/9/16	(5,828)

					$ (1,352,762)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

OSE–Osaka Securities Exchange

1See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP Invesco Select Equity Managed Volatility Fund–3

LVIP Invesco Select Equity Managed Volatility Fund

Statement of Assets and Liabilities

June 30, 2016 (unaudited)

ASSETS:
Investments in affiliated investment companies, at value	$80,897,411
Investments in unaffiliated investment companies, at value	43,506,827

Total investments, at value	124,404,238
Cash collateral held at broker for futures contracts	2,616,252
Receivable for fund shares sold	25,167
Expenses reimbursement from Lincoln Investment Advisors Corporation	12,274
Receivable for investment companies sold	12,123
Dividends receivable from investment companies	1,336

TOTAL ASSETS	127,071,390

LIABILITIES:
Net unrealized depreciation on futures contracts	1,352,762
Foreign currencies collateral due to broker for futures contracts	55,739
Payables for fund shares redeemed	55,532
Due to manager and affiliates	51,507
Cash overdraft	25,965
Other accrued expenses payable	15,505

TOTAL LIABILITIES	1,557,010

TOTAL NET ASSETS	$125,514,380

Investments in affiliated investment companies, at cost	$79,684,193
Investments in unaffiliated investment companies, at cost	42,539,420

Total investments, at cost	$122,223,613

Standard Class:
Net Assets	$86,258
Shares Outstanding	9,463
Net Asset Value Per Share	$9.115

Service Class:
Net Assets	$125,428,122
Shares Outstanding	13,780,273
Net Asset Value Per Share	$9.102

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$139,475,010
Accumulated net investment loss.	(223,246)
Accumulated net realized loss on investments	(14,565,247)
Net unrealized appreciation of investments and derivatives	827,863

TOTAL NET ASSETS	$125,514,380

See accompanying notes, which are an integral part of the financial statements.

LVIP Invesco Select Equity Managed Volatility Fund–4

LVIP Invesco Select Equity Managed Volatility Fund

Statement of Operations

Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME:
Dividends from unaffiliated investment companies	$6,402

EXPENSES:
Management fees	395,333
Distribution fees-Service Class	212,724
Accounting and administration expenses	34,388
Professional fees	14,212
Reports and statements to shareholders	11,407
Consulting fees	1,857
Trustees’ fees and expenses	1,597
Custodian fees	1,128
Pricing fees	118
Other	1,022

673,786
Less management fees waived	(365,731)
Less expenses reimbursed	(65,729)

Total operating expenses	242,326

NET INVESTMENT LOSS	(235,924)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of investments in affiliated investment companies	127
Sale of investments in unaffiliated investment companies	(7,478,089)
Foreign currencies	(738)
Futures contracts	(1,524,259)

Net realized loss	(9,002,959)

Net change in unrealized appreciation (depreciation) of:
Investments in affiliated investment companies	7,184,283
Investments in unaffiliated investment companies	967,407
Futures contracts	(1,289,455)

Net change in unrealized appreciation (depreciation)	6,862,235

NET REALIZED AND UNREALIZED LOSS	(2,140,724)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,376,648)

See accompanying notes, which are an integral part of the financial statements.

LVIP Invesco Select Equity Managed Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(235,924)	$1,818,352
Net realized loss	(9,002,959)	(3,712,863)
Net change in unrealized appreciation (depreciation)	6,862,235	(8,381,263)

Net decrease in net assets resulting from operations	(2,376,648)	(10,275,774)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,636)
Service Class	—	(1,805,466)

	—	(1,807,102)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,582	9,915
Service Class	15,480,941	70,868,910
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,636
Service Class	—	1,805,466

	15,483,523	72,685,927

Cost of shares redeemed:
Standard Class	(1,483)	(4,934)
Service Class	(6,986,803)	(16,542,595)

	(6,988,286)	(16,547,529)

Increase in net assets derived from capital share transactions	8,495,237	56,138,398

NET INCREASE IN NET ASSETS	6,118,589	44,055,522
NET ASSETS:
Beginning of period	119,395,791	75,340,269

End of period	$125,514,380	$119,395,791

Undistributed (Accumulated) net investment income (loss)	$(223,246)	$12,678

See accompanying notes, which are an integral part of the financial statements.

LVIP Invesco Select Equity Managed Volatility Fund–5

LVIP Invesco Select Equity Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

LVIP Invesco Select Equity Managed Volatility Fund Standard Class

	Six Months Ended 6/30/16[1,2] (unaudited)		Year Ended 12/31/15	1/2/14[3] to 12/31/14
Net asset value, beginning of period	$ 9.307		$ 10.376	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.002)		0.213	0.187
Net realized and unrealized gain (loss)	(0.190)		(1.104)	0.298

Total from investment operations	(0.192)		(0.891)	0.485

Less dividends and distributions from:
Net investment income	—		(0.178)	(0.109)

Total dividends and distributions	—		(0.178)	(0.109)

Net asset value, end of period	$ 9.115		$ 9.307	$10.376

Total return[5]	(2.06%	)	(8.59% )	4.85%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 86		$ 87	$ 90
Ratio of expenses to average net assets[6]	0.05%		0.00%	0.00%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.76%		0.76%	0.84%
Ratio of net investment income (loss) to average net assets	(0.04%	)	2.12%	1.84%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.75%	)	1.36%	1.00%
Portfolio turnover.	74%		10%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. was added as a sub-adviser for the Fund’s volatility management overlay.

[3]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Invesco Select Equity Managed Volatility Fund–6

LVIP Invesco Select Equity Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

LVIP Invesco Select Equity Managed Volatility Fund Service Class

	Six Months Ended 6/30/161, [2] (unaudited)		Year Ended 12/31/15	1/2/14[3] to 12/31/14
Net asset value, beginning of period	$9.310		$10.377	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.017)		0.177	0.155
Net realized and unrealized gain (loss)	(0.191)		(1.101)	0.294

Total from investment operations	(0.208)		(0.924)	0.449

Less dividends and distributions from:
Net investment income	—		(0.143)	(0.072)

Total dividends and distributions	—		(0.143)	(0.072)

Net asset value, end of period.	$9.102		$9.310	$10.377

Total return[5]	(2.24%	)	(8.91% )	4.49%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$125,428		$119,309	$75,250
Ratio of expenses to average net assets[6]	0.40%		0.35%	0.35%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	1.11%		1.11%	1.19%
Ratio of net investment income (loss) to average net assets	(0.39%	)	1.77%	1.49%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(1.10%	)	1.01%	0.65%
Portfolio turnover	74%		10%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. was added as a sub-adviser for the Fund’s volatility management overlay.

[3]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Invesco Select Equity Managed Volatility Fund–7

LVIP Invesco Select Equity Managed Volatility Fund

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Invesco Select Equity Managed Volatility Fund (formerly, LVIP Invesco V.I. Comstock Managed Volatility Fund) (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust’s is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all its assets in other open-end investment companies, primarily the Invesco V.I. Comstock Fund and the Invesco V.I. Equally-Weighted S&P 500 Fund (collectively, the “Underlying Funds”). The Fund is advised by Lincoln Investment Advisors Corporation (“LIAC”) and the Underlying Funds are advised by an unaffiliated adviser. The Invesco V.I. Comstock Fund, invests at least 80% of its assets in common stocks and in derivatives and other instruments that have economic characteristics of such securities. The Invesco V.I. Comstock Fund generally holds up to 10% of its net assets in high-quality short-term debt securities and in investment grade corporate debt securities to provide liquidity. The Invesco V.I. Equally-Weighted S&P 500 Fund invests in a diversified portfolio of common stocks represented in the Standard & Poor’s 500 Composite Stock Price Index. The Invesco V.I. Equally-Weighted S&P 500 Fund invests in each common stock included in the S&P 500 Index in approximately equal proportions. In addition to investment company investments, the Fund may invest in individual securities, such as money market investments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2016 and for all open tax years (years ended December 31, 2014–December 31, 2015) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2016, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate that portion of realized gains and losses on investments resulting from changes in foreign exchange rates from that which is due to changes in market prices. Both types of changes in gain (loss) are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the

LVIP Invesco Select Equity Managed Volatility Fund–8

LVIP Invesco Select Equity Managed Volatility Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2016.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.65% of average daily net assets of the Fund. This fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds. Effective May 1, 2016, LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.51% of average daily net assets of the Fund. This agreement will continue at least through April 30, 2017, and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees (the “Board”) and LIAC. Prior to May 1, 2016, LIAC had contractually agreed to waive its entire advisory fee. The waiver amount was 0.65% of the average daily net assets of the Fund.

Effective May 1, 2016, LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.14% of average daily net assets for the Standard Class (and 0.49% for the Service Class). This agreement will continue at least through April 30, 2017, and cannot be terminated before that date without the mutual agreement of the Board and LIAC. Prior to May 1, 2016, LIAC had contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.00% of average daily net assets for the Standard Class (and 0.35% for the Service Class).

Effective May 1, 2016, SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for managing the Fund’s volatility management overlay. Prior to May 1, 2016, LIAC was responsible for day-to-day management of the entirety of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2016, costs for these administrative and legal services were as follows:

Administrative	$3,407
Legal	877

Lincoln Life also performs daily trading operations. The cost of these services is included in “Accounting and administration expenses” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,144 for the six months ended June 30, 2016.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $7,860 for the six months ended June 30, 2016.

The Fund offers Standard Class and Service Class shares. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual distribution and/or service fee (“12b-1 Fee”) at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the 12b-1 Fee is limited to 0.35% of average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

LVIP Invesco Select Equity Managed Volatility Fund–9

LVIP Invesco Select Equity Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

At June 30, 2016, the Fund had receivables due from or liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$12,274
Management fees payable to LIAC	14,541
Distribution fees payable to LFD	36,328
Printing and mailing fees payable to Lincoln Life	638

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

At June 30, 2016, Lincoln Life directly owned 10.88% of the Standard Class shares of the Fund.

Affiliated investment companies, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investment companies’ outstanding securities (non-LVIP Funds). Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the six months ended June 30, 2016, were as follows:

	Value 12/31/15	Purchases	Sales	Realized Gain (Loss)	Value 6/30/16	Dividends	Capital Gain Distributions
Invesco V.I. Comstock Fund*	$110,729,782	$—	$—	$—	$—	$—	$—
Invesco V.I. Equally-Weighted S&P 500 Fund	—	79,692,552	8,486	127	80,897,411	—	—

Total	$110,729,782	$79,692,552	$8,486	$127	$80,897,411	$—	$—

* As of June 30, 2016, this investment is no longer considered an affiliated investment company of the Fund.

3. Investments

For the six months ended June 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$91,933,356
Sales	85,155,820

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated because final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$122,223,613

Aggregate unrealized appreciation	$2,180,625
Aggregate unrealized depreciation	—

Net unrealized appreciation	$2,180,625

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1– inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2– other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

LVIP Invesco Select Equity Managed Volatility Fund–10

LVIP Invesco Select Equity Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

Level 1
Investment Companies	$124,404,238

Futures Contracts	$(1,352,762)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2015, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$2,183,709	$2,775,768	$4,959,477

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/16	Year Ended 12/31/15
Shares sold:
Standard Class	282	1,008
Service Class	1,734,668	7,016,054
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	175
Service Class	—	193,284

	1,734,950	7,210,521

Shares redeemed:
Standard Class	(164)	(485)
Service Class	(769,930)	(1,645,543)

	(770,094)	(1,646,028)

Net increase	964,856	5,564,493

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary

LVIP Invesco Select Equity Managed Volatility Fund–11

LVIP Invesco Select Equity Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2016 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Currency contracts (Futures contracts)	Net unrealized depreciation on future contracts	$5,596	Net unrealized depreciation on future contracts	$ (16,976)
Equity contracts (Futures contracts)	Net unrealized depreciation on future contracts	—	Net unrealized depreciation on future contracts	(1,341,382)

Total		$5,596		$(1,358,358)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$ (183,443)	$ (19,722)
Equity contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(1,340,816)	(1,269,733)

Total		$(1,524,259)	$(1,289,455)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2016. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2016.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$68,058	$35,557,493

6. Market Risk

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Invesco Select Equity Managed Volatility Fund–12

LVIP Invesco Select Equity Managed Volatility Fund

Other Fund Information (unaudited)

Approval of Subadvisory Agreement

On January 6, 2016, the Board of Trustees of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things the approval of the sub-advisory agreement with SSGA Funds Management, Inc. (“SSGA FM”) (the “Sub-Advisory Agreement”) for the Fund. The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC, The Lincoln National Life Insurance Company (“Lincoln Life”) and SSGA FM prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to approval of investment sub-advisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LIAC, Lincoln Life and SSGA FM provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including in-person presentations by representatives of SSGA FM, information about proposed sub-advisory fees and compliance and regulatory matters. The Board noted that SSGA FM provided sub-advisory services to other funds in the Trust. After reviewing the information received, the Independent Trustees requested supplemental information, and LIAC and SSGA FM provided materials in response. The Board determined that, given the totality of the information provided with respect to the Sub-Advisory Agreement, the Board had received sufficient information to approve the Sub-Advisory Agreement. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and employees of Lincoln Life, LIAC and SSGA FM to consider the approval of the Sub-Advisory Agreement.

Based upon its review, the Board concluded that it was in the best interests of the Fund that the Sub-Advisory Agreement be approved for the Fund. In considering the approval of the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Nature, Extent and Quality of Services. In considering the approval of the Sub-Advisory Agreement between LIAC and SSGA FM with respect to the Funds, the Board considered the nature, extent and quality of services to be provided by SSGA FM under the Sub-Advisory Agreement. The Board considered that SSGA FM provided sub-advisory services to other funds in the Trust and that the Board had reviewed extensive information provided by SSGA FM in connection with the annual contract renewal process most recently concluded in September 2015. The Board noted that State Street Global Advisors (“SSGA”), an affiliate of SSGA FM, has served as a consultant to LIAC with respect to the managed volatility overlay for the Fund and that LIAC proposed to delegate the responsibility of managing the Fund’s managed volatility overlay to SSGA FM as sub-adviser. The Board considered the criteria provided by LIAC in recommending SSGA FM be appointed a sub-adviser for the Fund’s managed volatility overlay, including historical modeling and noted that the Board was familiar with the managed volatility overlay services provided by SSGA as a consultant to LIAC with respect to the Fund. The Board reviewed the services to be provided by SSGA FM, the backgrounds of the investment professionals proposed to service the Fund, SSGA’s consulting work for LIAC with respect to the managed volatility overlay for the Fund and the reputation, resources and investment approach of SSGA FM. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board concluded that the services to be provided by SSGA FM were expected to be satisfactory.

Performance. With respect to performance, the Board considered that SSGA has served as a risk management consultant to LIAC with respect to the managed volatility overlay for the Fund and that the Board received quarterly performance information from LIAC and also from Morningstar, Inc. as part of the annual contract renewal process. The Board concluded that the services to be provided by SSGA FM were expected to be acceptable.

Sub-Advisory Fee and Economies of Scale. The Board reviewed the proposed sub-advisory fee schedule and noted SSGA FM’s statement that it does not sub-advise any portfolios with similar investment objectives. The Board considered that the sub-advisory fee schedule was negotiated between LIAC and SSGA FM, an unaffiliated third party and that LIAC would compensate SSGA FM from its fees. The Board concluded that the proposed sub-advisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered that the sub-advisory fee schedule was negotiated between LIAC and SSGA FM, an unaffiliated third party, and that LIAC would compensate SSGA FM from its fees. The Board reviewed materials provided by SSGA FM as to any additional benefits it receives and noted that SSGA FM indicated that it indirectly benefits from association with the Fund in the marketplace.

Overall Conclusions

Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Sub-Advisory Agreement are fair and reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the Fund.

LVIP Invesco Select Equity Managed Volatility Fund–13

LVIP JPMorgan High Yield Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2016

LVIP JPMorgan High Yield Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP JPMorgan High Yield Fund

Disclosure

OF FUND EXPENSES

For the Period January 1, 2016 to June 30, 2016

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*

Actual
Standard Class Shares	$1,000.00	$1,071.80	0.65%	$3.35
Service Class Shares	1,000.00	1,070.50	0.90%	4.63

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.63	0.65%	$3.27
Service Class Shares	1,000.00	1,020.39	0.90%	4.52

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP JPMorgan High Yield Fund–1

LVIP JPMorgan High Yield Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2016

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets

Convertible Bond	0.04%

Corporate Bonds	89.71%

Aerospace & Defense	0.66%
Airlines	0.61%
Auto Components	1.20%
Automobiles	0.71%
Banks	3.16%
Beverages	0.67%
Biotechnology	0.28%
Building Products	1.12%
Capital Markets	0.35%
Chemicals	2.24%
Commercial Services & Supplies	1.66%
Communications Equipment	0.92%
Construction & Engineering	0.89%
Construction Materials	1.08%
Consumer Finance	1.39%
Containers & Packaging	1.63%
Diversified Consumer Services	0.17%
Diversified Financial Services	2.74%
Diversified Telecommunication Services	4.21%
Electric Utilities	0.16%
Electrical Equipment	0.29%
Electronic Equipment, Instruments & Components	0.38%
Energy Equipment & Services	1.20%
Food & Staples Retailing	1.23%
Food Products	3.29%
Gas Utilities	0.38%
Health Care Equipment & Supplies	1.25%
Health Care Providers & Services	6.15%
Health Care Technology	0.03%
Hotels, Restaurants & Leisure	3.53%
Household Durables	1.47%
Household Products	0.35%
Independent Power & Renewable Electricity Producers	2.40%
Insurance	0.62%
Internet & Catalog Retail	0.26%
Internet Software & Services	0.29%
IT Services	1.10%
Life Sciences Tools & Services	0.13%
Machinery	0.53%
Marine	0.39%
Media	10.01%
Metals & Mining	4.15%
Multiline Retail	0.15%
Oil, Gas & Consumable Fuels	10.37%

Security Type/Sector	Percentage of Net Assets

Paper & Forest Products	0.20%
Pharmaceuticals	1.91%
Professional Services	0.09%
Real Estate Investment Trusts	0.93%
Real Estate Management & Development	0.04%
Semiconductors & Semiconductor Equipment	1.44%
Software	1.08%
Specialty Retail	1.45%
Technology Hardware, Storage & Peripherals	0.43%
Textiles, Apparel & Luxury Goods	0.16%
Thrift & Mortgage Finance	0.24%
Trading Companies & Distributors	1.77%
Wireless Telecommunication Services	4.17%

Senior Secured Loans	4.97%

Common Stock	0.04%

Preferred Stock	0.75%

Warrant	0.00%

Money Market Fund	2.97%

Total Value of Securities	98.48%

Receivables and Other Assets Net of Liabilities	1.52%

Total Net Assets	100.00%

IT–Information Technology

LVIP JPMorgan High Yield Fund–2

LVIP JPMorgan High Yield Fund

Statement of Net Assets

June 30, 2016 (unaudited)

	Principal	Value
	Amount°	(U.S. $)

CONVERTIBLE BOND–0.04%
#NRG Yield 144A 3.25% exercise price $27.50, maturity date 6/1/20	400,000	$370,000

Total Convertible Bond (Cost $360,997)		370,000

CORPORATE BONDS–89.71%
Aerospace & Defense–0.66%
Aerojet Rocketdyne Holdings 7.125% 3/15/21	153,000	161,453
Bombardier
#144A 4.75% 4/15/19	410,000	393,600
#144A 5.50% 9/15/18	250,000	248,750
#144A 6.125% 1/15/23	257,000	220,377
#144A 7.75% 3/15/20	112,000	110,600
Orbital ATK
5.25% 10/1/21	400,000	419,512
5.50% 10/1/23	505,000	528,987
TransDigm
5.50% 10/15/20	500,000	511,250
6.00% 7/15/22	1,956,000	1,975,912
#144A 6.375% 6/15/26	632,000	631,210
6.50% 7/15/24	175,000	178,392

		5,380,043

Airlines–0.61%
Continental Airlines Pass Through Trust
¿Series 2003-ERJ1 7.875% 7/2/18	462,830	479,885
¿Series 2004-ERJ1 9.558% 9/1/19	286,693	307,894
¿Series 2005-ERJ1 9.798% 4/1/21	220,738	243,639
Series 2012-3 Class C 6.125% 4/29/18	577,000	608,014
Delta Air Lines Pass Through Trust
¿Series 2012-1 Class A 4.75% 5/7/20	117,154	124,330
#¿Series 2012-1 Class B 144A 6.875% 5/7/19	416,188	450,003
¿Northwest Airlines Pass Through Trust 7.027% 11/1/19	693,749	783,069
¿UAL Pass Through Trust Series 2007-1 Class A 6.636% 7/2/22	296,204	314,347
¿US Airways Series 2013-1 Class B Pass Through Trust 5.375% 11/15/21	1,609,319	1,653,575

		4,964,756

Auto Components–1.20%
American Axle & Manufacturing
6.25% 3/15/21	660,000	687,225
6.625% 10/15/22	660,000	709,500

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Auto Components (continued)
Dana Holding 5.50% 12/15/24	422,000	$403,010
Goodyear Tire & Rubber
5.00% 5/31/26	960,000	980,400
5.125% 11/15/23	885,000	918,187
7.00% 5/15/22	388,000	414,675
#JB Poindexter 144A 9.00% 4/1/22	609,000	636,405
MPG Holdco I 7.375% 10/15/22	1,787,000	1,764,663
Tenneco 5.375% 12/15/24	496,000	517,080
ZF North America Capital
#144A 4.00% 4/29/20	338,000	346,450
#144A 4.50% 4/29/22	1,369,000	1,392,958
#144A 4.75% 4/29/25	976,000	992,465

		9,763,018

Automobiles–0.71%
Fiat Chrysler Automobiles
4.50% 4/15/20	1,386,000	1,405,057
5.25% 4/15/23	1,619,000	1,614,953
General Motors Financial 4.25% 5/15/23	94,000	96,789
@‡General Motors Liquidation Escrow 8.80% 3/1/21	425,000	0
Jaguar Land Rover Automotive
#144A 4.125% 12/15/18	1,846,000	1,873,690
#144A 4.25% 11/15/19	589,000	602,989
#144A 5.625% 2/1/23	150,000	156,375

		5,749,853

Banks–3.16%
•Barclays 8.25% 12/29/49	1,085,000	1,065,361
Barclays Bank 7.625% 11/21/22	710,000	765,469
CIT Group
5.00% 8/15/22	1,960,000	1,999,200
5.375% 5/15/20	4,833,000	5,050,485
#144A 6.625% 4/1/18	1,306,000	1,381,095
Citigroup
•5.95% 12/31/49	495,000	484,481
•6.125% 12/29/49	495,000	503,044
•6.25% 12/29/49	660,000	678,975
Credit Agricole
#•144A 6.625% 9/29/49	722,000	658,825
#•144A 8.125% 12/29/49	1,274,000	1,271,825
#Provident Funding Associates 144A 6.75% 6/15/21	400,000	381,000
Royal Bank of Scotland Group
5.125% 5/28/24	680,000	664,132
6.00% 12/19/23	1,393,000	1,419,698
6.10% 6/10/23	3,304,000	3,383,871
6.125% 12/15/22	2,370,000	2,492,057
•7.50% 12/29/49	908,000	833,090
•8.00% 12/29/49	452,000	422,620

LVIP JPMorgan High Yield Fund–3

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
#•Societe Generale 144A 8.00% 9/29/49	2,295,000	$2,196,085

		25,651,313

Beverages–0.67%
Constellation Brands
4.75% 11/15/24	671,000	709,583
4.75% 12/1/25	637,000	674,424
6.00% 5/1/22	5,000	5,613
Cott Beverages
5.375% 7/1/22	1,850,000	1,856,937
6.75% 1/1/20	696,000	728,190
#DS Services of America 144A 10.00% 9/1/21	1,287,000	1,451,093

		5,425,840

Biotechnology–0.28%
#Concordia Healthcare 144A 7.00% 4/15/23	2,633,000	2,257,797

		2,257,797

Building Products–1.12%
#Hardwoods Acquisition 144A 7.50% 8/1/21	970,000	742,050
Headwaters 7.25% 1/15/19	731,000	749,275
#Masonite International 144A 5.625% 3/15/23	750,000	781,875
#NCI Building Systems 144A 8.25% 1/15/23	730,000	788,247
#NWH Escrow 144A 7.50% 8/1/21	585,000	435,825
Standard Industries
#144A 5.375% 11/15/24	732,000	748,470
#144A 5.50% 2/15/23	552,000	567,180
#144A 6.00% 10/15/25	1,843,000	1,935,150
Summit Materials 6.125% 7/15/23	2,380,000	2,357,676

		9,105,748

Capital Markets–0.35%
E*TRADE Financial
4.625% 9/15/23	1,009,000	1,026,657
5.375% 11/15/22	375,000	397,500
Goldman Sachs Group
•5.375% 5/10/20	802,000	794,116
•5.70% 12/29/49	594,000	593,569

		2,811,842

Chemicals–2.24%
#A. Schulman 144A 6.875% 6/1/23	1,185,000	1,189,147
Axiall 4.875% 5/15/23	970,000	1,000,313
#Basell Finance 144A 8.10% 3/15/27	435,000	579,157

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Chemicals (continued)
Blue Cube Spinco
#144A 9.75% 10/15/23	2,542,000	$2,955,075
#144A 10.00% 10/15/25	2,467,000	2,861,720
#GCP Applied Technologies 144A 9.50% 2/1/23	969,000	1,085,280
Hexion 6.625% 4/15/20	4,115,000	3,461,949
Momentive Performance Materials 3.88% 10/24/21	950,000	758,813
@=‡8.875% 10/15/20	600,000	0
NOVA Chemicals
#144A 5.00% 5/1/25	331,000	328,517
#144A 5.25% 8/1/23	880,000	887,700
#Nufarm Australia 144A 6.375% 10/15/19	574,000	581,893
PolyOne 5.25% 3/15/23	1,329,000	1,345,613
Rain CII Carbon
#144A 8.00% 12/1/18	365,000	317,550
#144A 8.25% 1/15/21	425,000	346,375
#Scotts Miracle-Gro 144A 6.00% 10/15/23	450,000	475,875

		18,174,977

Commercial Services & Supplies–1.66%
#ACE Cash Express 144A 11.00% 2/1/19	1,477,000	657,265
ADT 4.125% 6/15/23	3,132,000	2,947,995
Casella Waste Systems 7.75% 2/15/19	1,859,000	1,898,504
#Cenveo 144A 8.50% 9/15/22	570,000	401,850
Covanta Holding
5.875% 3/1/24	350,000	341,250
6.375% 10/1/22	144,000	148,680
#Garda World Security 144A 7.25% 11/15/21	1,590,000	1,291,875
#Harland Clarke Holdings 144A 6.875% 3/1/20	700,000	647,500
#Mustang Merger 144A 8.50% 8/15/21	308,000	323,400
#Prime Security Services
Borrower 144A 9.25% 5/15/23	3,817,000	4,055,563
Quad Graphics 7.00% 5/1/22	490,000	434,875
RR Donnelley & Sons 6.50% 11/15/23	114,000	106,590
#@Speedy Cash Intermediate Holdings 144A 10.75% 5/15/18	295,000	171,100

		13,426,447

Communications Equipment–0.92%
Alcatel-Lucent USA 6.45% 3/15/29	889,000	931,227
Avaya #144A 7.00% 4/1/19	2,137,000	1,538,640

LVIP JPMorgan High Yield Fund–4

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Communications Equipment (continued)
Avaya (continued)
#144A 10.50% 3/1/21	1,016,000	$228,600
CommScope
#144A 4.375% 6/15/20	170,000	175,525
#144A 5.00% 6/15/21	928,000	951,432
#144A 5.50% 6/15/24	810,000	825,187
#CommScope Technologies
Finance 144A 6.00% 6/15/25	547,000	563,410
@Goodman Networks 12.125% 7/1/18	1,243,000	627,715
Nokia 5.375% 5/15/19	418,000	448,827
6.625% 5/15/39	658,000	699,125
#Plantronics 144A 5.50% 5/31/23	453,000	448,470

		7,438,158

Construction & Engineering–0.89%
AECOM 5.75% 10/15/22	1,130,000	1,158,250
5.875% 10/15/24	2,624,000	2,702,720
MasTec 4.875% 3/15/23	1,949,000	1,817,443
Tutor Perini 7.625% 11/1/18	1,491,000	1,511,501

		7,189,914

Construction Materials–1.08%
Cemex
#144A 5.70% 1/11/25	2,005,000	1,904,750
#144A 6.125% 5/5/25	1,700,000	1,657,500
#144A 7.25% 1/15/21	382,000	404,041
#144A 7.75% 4/16/26	310,000	325,996
#Cemex Finance 144A 9.375% 10/12/22	3,470,000	3,834,350
#US Concrete 144A 6.375% 6/1/24	660,000	661,650

		8,788,287

Consumer Finance–1.39%
Ally Financial 3.60% 5/21/18	611,000	614,055
4.625% 5/19/22	6,399,000	6,462,990
4.75% 9/10/18	15,000	15,337
5.75% 11/20/25	1,165,000	1,172,281
6.25% 12/1/17	780,000	819,000
8.00% 12/31/18	450,000	492,750
8.00% 11/1/31	1,430,000	1,662,375

		11,238,788

Containers & Packaging–1.63%
Ardagh Packaging Finance
#144A 6.25% 1/31/19	565,000	577,006
#144A 7.00% 11/15/20	88,235	86,912
#144A 7.25% 5/15/24	525,000	538,453

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Containers & Packaging (continued)
Ball 4.375% 12/15/20	700,000	$737,625
5.00% 3/15/22	135,000	143,977
5.25% 7/1/25	316,000	330,615
Berry Plastics 5.125% 7/15/23	635,000	636,587
5.50% 5/15/22	500,000	513,125
Cascades
#144A 5.50% 7/15/22	465,000	453,956
#144A 5.75% 7/15/23	510,000	493,425
Crown Americas 4.50% 1/15/23	195,000	199,875
Graphic Packaging
International 4.75% 4/15/21	357,000	375,071
Novelis 8.75% 12/15/20	1,888,000	1,969,090
Owens Illinois 7.80% 5/15/18	400,000	439,000
Owens-Brockway Glass Container
#144A 5.00% 1/15/22	685,000	688,425
#144A 5.375% 1/15/25	199,000	198,254
#144A 5.875% 8/15/23	105,000	110,491
#144A 6.375% 8/15/25	60,000	62,813
Reynolds Group Issuer
#144A 5.125% 7/15/23	585,000	593,044
5.75% 10/15/20	1,385,000	1,433,475
6.875% 2/15/21	435,000	448,050
#144A 7.00% 7/15/24	530,000	546,629
Sealed Air
#144A 4.875% 12/1/22	360,000	371,700
#144A 5.125% 12/1/24	660,000	680,625
#144A 5.25% 4/1/23	200,000	208,000
#144A 6.50% 12/1/20	355,000	405,587

		13,241,810

Diversified Consumer Services–0.17%
Service International
5.375% 5/15/24	775,000	807,937
8.00% 11/15/21	500,000	587,500

		1,395,437

Diversified Financial Services–2.74%
AerCap Ireland Capital 4.25% 7/1/20	291,000	296,820
4.50% 5/15/21	1,385,000	1,422,395
4.625% 7/1/22	875,000	899,351
#Argos Merger Sub 144A
7.125% 3/15/23	1,358,000	1,402,135
#CNG Holdings 144A
9.375% 5/15/20	1,118,000	553,410
#Denali International 144A
5.625% 10/15/20	534,000	561,501
Diamond 1 Finance
#144A 3.48% 6/1/19	10,000	10,251

LVIP JPMorgan High Yield Fund–5

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Diamond 1 Finance (continued)
#144A 4.42% 6/15/21	526,000	$541,986
#144A 5.45% 6/15/23	1,520,000	1,579,338
#144A 5.875% 6/15/21	565,000	576,674
#144A 7.125% 6/15/24	585,000	611,723
#144A 8.10% 7/15/36	212,000	229,124
#144A 8.35% 7/15/46	303,000	326,693
#Diamond 1 Finance / Diamond 2 Finance 144A 6.02% 6/15/26	1,520,000	1,587,490
Fly Leasing 6.75% 12/15/20	200,000	201,750
Icahn Enterprises 4.875% 3/15/19	455,000	447,037
5.875% 2/1/22	1,244,000	1,178,852
International Lease Finance 5.875% 4/1/19	260,000	277,875
6.25% 5/15/19	1,345,000	1,444,194
8.25% 12/15/20	2,371,000	2,812,172
8.625% 1/15/22	845,000	1,031,956
#MSCI 144A 5.25% 11/15/24	955,000	981,263
#National Financial Partners 144A 9.00% 7/15/21	796,000	770,130
#Quicken Loans 144A 5.75% 5/1/25	1,712,000	1,660,640
Springleaf Finance 7.75% 10/1/21	140,000	135,275
8.25% 12/15/20	666,000	669,330

		22,209,365

Diversified Telecommunication Services–4.21%
Cincinnati Bell 8.375% 10/15/20	1,673,000	1,753,153
#Clearwire Communications 144A 14.75% 12/1/16	288,000	302,760
Consolidated Communications 6.50%10/1/22	903,000	814,957
Embarq 7.995% 6/1/36	7,966,000	7,995,873
Frontier Communications
6.25% 9/15/21	400,000	379,105
8.50% 4/15/20	2,479,000	2,640,135
8.75% 4/15/22	143,000	144,430
8.875% 9/15/20	276,000	295,665
9.25% 7/1/21	2,459,000	2,612,687
10.50% 9/15/22	784,000	832,510
11.00% 9/15/25	2,030,000	2,108,663
Intelsat Jackson Holdings 5.50% 8/1/23	1,158,000	741,120
7.25% 4/1/19	711,000	522,585
7.25% 10/15/20	1,150,000	825,125
#144A 8.00% 2/15/24	1,016,000	1,005,840
Intelsat Luxembourg 7.75% 6/1/21	1,021,000	255,250
Level 3 Communications 5.75% 12/1/22	1,923,000	1,951,845

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
Level 3 Financing 5.125% 5/1/23	210,000	$208,950
#144A 5.25% 3/15/26	660,000	648,450
5.375% 8/15/22	980,000	993,475
5.375% 1/15/24	600,000	603,750
5.375% 5/1/25	760,000	757,150
Qwest 7.25% 9/15/25	340,000	363,292
Qwest Capital Funding 6.875% 7/15/28	124,000	101,060
7.75% 2/15/31	1,262,000	1,080,272
SBA Communications 4.875% 7/15/22	683,000	683,854
Virgin Media Finance
#144A 5.75% 1/15/25	200,000	192,250
#144A 6.375% 4/15/23	1,280,000	1,286,400
Virgin Media Secured Finance
#144A 5.25% 1/15/26	455,000	442,488
#144A 5.375% 4/15/21	535,500	546,879
Windstream Services 7.50% 6/1/22	469,000	424,445
7.50% 4/1/23	463,000	415,543
7.75% 10/1/21	187,000	177,183

		34,107,144

Electric Utilities–0.16%
#InterGen 144A 7.00% 6/30/23	353,000	251,513
#‡Texas Competitive Electric Holdings 144A 11.50% 10/1/20	3,115,000	1,066,887

		1,318,400

Electrical Equipment–0.29%
#EnerSys 144A 5.00% 4/30/23	315,000	312,637
Sensata Technologies
#144A 4.875% 10/15/23	435,000	436,631
#144A 5.00% 10/1/25	391,000	394,671
#144A 5.625% 11/1/24	531,000	553,233
#Sensata Technologies UK Financing 144A 6.25% 2/15/26.	597,000	620,880

		2,318,052

Electronic Equipment, Instruments & Components–0.38%
Anixter 5.50% 3/1/23	685,000	699,556
Belden
#144A 5.25% 7/15/24	213,000	207,143
#144A 5.50% 9/1/22	70,000	70,875
CDW 5.00% 9/1/23	259,000	261,458
5.50% 12/1/24	335,000	347,563
6.00% 8/15/22	515,000	540,106
#@International Wire Group Holdings 144A 8.50% 10/15/17	700,000	695,625

LVIP JPMorgan High Yield Fund–6

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Electronic Equipment, Instruments & Components (continued)
Zebra Technologies 7.25% 10/15/22	226,000	$240,690

		3,063,016

Energy Equipment & Services–1.20%
Archrock Partners 6.00% 10/1/22	575,000	511,750
Basic Energy Services 7.75% 10/15/22	566,000	217,910
CSI Compressco 7.25% 8/15/22	720,000	594,000
Ensco
4.50% 10/1/24	172,000	115,455
4.70% 3/15/21	345,000	287,099
Parker Drilling
6.75% 7/15/22	172,000	130,290
7.50% 8/1/20	493,000	377,145
Precision Drilling
5.25% 11/15/24	631,000	507,955
6.50% 12/15/21	226,000	203,965
#Sea Trucks Group 144A 9.00% 3/26/18	1,218,750	427,172
SESI 7.125% 12/15/21	500,000	483,750
#Shelf Drilling Holdings 144A 8.625% 11/1/18	425,000	314,500
Summit Midstream Holdings
5.50% 8/15/22	525,000	454,125
7.50% 7/1/21	185,000	178,525
Transocean 8.125% 12/15/21	1,495,000	1,270,750
#Trinidad Drilling 144A 7.875% 1/15/19	590,000	528,050
@Unit 6.625% 5/15/21	1,762,000	1,369,955
Weatherford International
7.00% 3/15/38	668,000	497,660
7.75% 6/15/21	222,000	217,005
8.25% 6/15/23	219,000	208,598
Weatherford International Bermuda 4.50% 4/15/22	390,000	336,375
Western Refining Logistics 7.50% 2/15/23	500,000	495,000

		9,727,034

Food & Staples Retailing–1.23%
Ingles Markets 5.75% 6/15/23	775,000	786,625
New Albertsons #144A 6.625% 6/15/24	2,149,000	2,224,215
6.625% 6/1/28	844,000	755,380
7.45% 8/1/29	511,000	498,225
7.75% 6/15/26	600,000	588,000
8.00% 5/1/31	265,000	263,675
8.70% 5/1/30	106,000	106,530
#Performance Food Group 144A 5.50% 6/1/24	265,000	270,300

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Food & Staples Retailing (continued)
Rite Aid #144A 6.125% 4/1/23	1,236,000	$1,324,065
6.75% 6/15/21	440,000	463,177
9.25% 3/15/20	225,000	237,697
#Shearer’s Foods 144A 9.00% 11/1/19	142,000	150,520
SUPERVALU 7.75% 11/15/22	2,703,000	2,269,979

		9,938,388

Food Products–3.29%
Aramark Services 5.125% 1/15/24	640,000	654,400
B&G Foods 4.625% 6/1/21	300,000	301,500
#Bumble Bee Holdings 144A 9.00% 12/15/17	2,051,000	2,081,765
Darling Ingredients 5.375% 1/15/22	2,155,000	2,234,476
#Dean Foods 144A 6.50% 3/15/23	2,300,000	2,380,500
JBS USA Finance
#144A 5.75% 6/15/25	1,443,000	1,363,635
#144A 5.875% 7/15/24	2,448,000	2,383,740
#144A 7.25% 6/1/21	2,614,000	2,718,560
#144A 7.25% 6/1/21	872,000	906,880
#144A 8.25% 2/1/20	1,236,000	1,285,440
#Pilgrim’s Pride 144A 5.75% 3/15/25	508,000	509,270
#Pinnacle Foods Finance 144A 5.875% 1/15/24	155,000	162,944
Post Holdings
#144A 6.75% 12/1/21	2,134,000	2,262,040
7.375% 2/15/22	700,000	738,500
#144A 7.75% 3/15/24	362,000	399,557
Smithfield Foods
#144A 5.25% 8/1/18	1,052,000	1,063,835
#144A 5.875% 8/1/21	2,216,000	2,321,260
6.625% 8/15/22	1,312,000	1,380,473
Treehouse Foods 4.875% 3/15/22	233,000	238,825
#144A 6.00% 2/15/24	405,000	431,325
#US Foods 144A 5.875% 6/15/24	620,000	637,050
#Wells Enterprises 144A 6.75% 2/1/20	228,000	236,835

		26,692,810

Gas Utilities–0.38%
AmeriGas Finance 7.00% 5/20/22	1,357,000	1,439,261
AmeriGas Partners
5.625% 5/20/24	406,000	409,553
5.875% 8/20/26	406,000	407,523
NGL Energy Partners 5.125% 7/15/19	199,000	182,085

LVIP JPMorgan High Yield Fund–7

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Gas Utilities (continued)
NGL Energy Partners (continued)
6.875% 10/15/21	352,000	$310,640
Suburban Propane Partners
5.50% 6/1/24	300,000	296,250

		3,045,312

Health Care Equipment & Supplies–1.25%
Alere
#144A 6.375% 7/1/23	772,000	808,670
6.50% 6/15/20	442,000	442,000
7.25% 7/1/18	375,000	385,078
#ConvaTec Healthcare 144A
10.50% 12/15/18	1,250,000	1,278,125
#Hill-Rom Holdings 144A
5.75% 9/1/23	530,000	544,575
#Hologic 144A 5.25% 7/15/22	985,000	1,033,019
Mallinckrodt International Finance
3.50% 4/15/18	72,000	70,380
4.75% 4/15/23	136,000	110,840
#144A 4.875% 4/15/20	385,000	373,450
#144A 5.50% 4/15/25	640,000	574,157
#144A 5.625% 10/15/23	1,641,000	1,536,386
#144A 5.75% 8/1/22	1,682,000	1,606,310
#Sterigenics-Nordion Holdings
144A 6.50% 5/15/23	800,000	812,000
Teleflex
4.875% 6/1/26	148,000	149,850
5.25% 6/15/24	405,000	411,075

		10,135,915

Health Care Providers & Services–6.15%
Acadia Healthcare
5.125% 7/1/22	410,000	399,750
5.625% 2/15/23	330,000	325,050
6.125% 3/15/21	590,000	609,175
#144A 6.50% 3/1/24	400,000	407,000
Amsurg
5.625% 11/30/20	500,000	518,750
5.625% 7/15/22	1,590,000	1,639,687
Centene 4.75% 5/15/22	486,000	498,150
Centene Escrow
#144A 5.625% 2/15/21	1,040,000	1,086,800
#144A 6.125% 2/15/24	700,000	745,937
Community Health Systems
5.125% 8/15/18	62,000	62,969
5.125% 8/1/21	1,200,000	1,197,000
6.875% 2/1/22	1,708,000	1,503,040
7.125% 7/15/20	786,000	732,623
8.00% 11/15/19	1,160,000	1,141,150
DaVita HealthCare Partners
5.00% 5/1/25	1,125,000	1,117,969

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
DaVita HealthCare Partners (continued)
5.125% 7/15/24	1,460,000	$1,478,943
5.75%8/15/22	400,000	420,000
#Envision Healthcare 144A
5.125% 7/1/22	950,000	959,500
#Fresenius Medical Care US
Finance 144A 5.75% 2/15/21	630,000	702,450
Fresenius Medical Care US Finance II
#144A 4.125% 10/15/20	385,000	397,513
#144A 4.75% 10/15/24	230,000	238,625
#144A 5.625% 7/31/19	176,000	191,509
#144A 5.875% 1/31/22	1,488,000	1,638,660
#144A 6.50% 9/15/18	225,000	244,125
HCA
3.75% 3/15/19	444,000	460,650
4.25% 10/15/19	630,000	658,350
5.00% 3/15/24	506,000	524,975
5.25% 4/15/25	705,000	738,487
5.25% 6/15/26	1,035,000	1,077,047
5.375% 2/1/25	2,276,000	2,338,590
5.875% 3/15/22	1,019,000	1,110,710
5.875% 5/1/23	1,220,000	1,302,350
5.875% 2/15/26	2,125,000	2,210,000
6.50% 2/15/20	1,250,000	1,385,937
7.50% 2/15/22	1,065,000	1,213,567
8.00% 10/1/18	1,000,000	1,117,500
HCA Holdings 6.25% 2/15/21	470,000	502,900
IASIS Healthcare
8.375% 5/15/19	2,956,000	2,854,387
#inVentiv Health 144A
9.00%1/15/18	325,000	335,563
LifePoint Health
#144A 5.375% 5/1/24	525,000	527,625
5.50%12/1/21	495,000	517,275
#MPH Acquisition Holdings 144A
7.125% 6/1/24	2,125,000	2,236,563
#Team Health 144A
7.25%12/15/23	1,140,000	1,222,787
Tenet Healthcare
4.375% 10/1/21	495,000	493,763
4.50% 4/1/21	2,021,000	2,046,263
4.75% 6/1/20	840,000	864,612
5.00% 3/1/19	551,000	535,847
5.50% 3/1/19	1,535,000	1,519,650
6.00% 10/1/20	658,000	697,480
6.25% 11/1/18	150,000	159,000
6.75% 2/1/20	115,000	113,275
6.75% 6/15/23	885,000	850,706
8.00% 8/1/20	1,205,000	1,236,631
8.125% 4/1/22	758,000	780,588

		49,889,453

LVIP JPMorgan High Yield Fund–8

    LVIP JPMorgan High Yield Fund

    Statement of Net Assets (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Health Care Technology–0.03%
#IMS Health 144A 6.00% 11/1/20	220,000	$224,400

		224,400

Hotels, Restaurants & Leisure–3.53%
AMC Entertainment 5.875% 2/15/22	1,241,000	1,253,410
Boyd Gaming
#144A 6.375% 4/1/26	395,000	414,750
6.875% 5/15/23	781,000	835,670
#CCM Merger 144A 9.125% 5/1/19	365,000	383,092
Cedar Fair 5.375% 6/1/24	265,000	274,275
Choice Hotels International 5.75% 7/1/22	373,000	401,684
#‡Chukchansi Economic
Development Authority 144A 9.75% 5/30/20	238,000	141,610
Cinemark USA 5.125% 12/15/22	1,025,000	1,048,063
#Downstream Development
Authority of the Quapaw Tribe of Oklahoma 144A 10.50% 7/1/19	776,000	751,750
Eldorado Resorts 7.00% 8/1/23	225,000	234,563
#Golden Nugget Escrow 144A 8.50% 12/1/21	790,000	811,725
#International Game Technology 144A 6.50% 2/15/25	405,000	410,063
Isle of Capri Casinos
5.875% 3/15/21	635,000	661,987
KFC Holding
#144A 5.00% 6/1/24	820,000	836,400
#144A 5.25% 6/1/26	820,000	842,550
#Landry’s 144A 9.375% 5/1/20	825,000	867,281
#MGM Growth Properties
Operating Partnership 144A 5.625% 5/1/24	315,000	333,900
MGM Resorts International
5.25% 3/31/20	90,000	94,950
6.00% 3/15/23	845,000	893,587
6.75% 10/1/20	675,000	740,813
7.75% 3/15/22	3,212,000	3,641,605
8.625% 2/1/19	120,000	135,360
11.375% 3/1/18	250,000	285,625
New Red Finance
#144A 4.625% 1/15/22	830,000	838,300
#144A 6.00% 4/1/22	1,635,000	1,699,893
#Rivers Pittsburgh Borrower
144A 9.50% 6/15/19	290,000	297,431
Ruby Tuesday 7.625% 5/15/20	150,000	145,875
Sabre GLBL
#144A 5.25% 11/15/23	142,000	145,195
#144A 5.375% 4/15/23	474,000	487,035

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure (continued)
Scientific Games International
#144A 7.00% 1/1/22	310,000	$313,100
10.00% 12/1/22	1,460,000	1,193,550
#Seminole Hard Rock
Entertainment 144A 5.875% 5/15/21	1,550,000	1,561,625
#Shingle Springs Tribal Gaming
Authority 144A 9.75% 9/1/21	1,101,000	1,205,595
Six Flags Entertainment
#144A 4.875% 7/31/24	435,000	430,650
#144A 5.25% 1/15/21	1,000,000	1,036,250
Speedway Motorsports 5.125% 2/1/23	480,000	490,800
Station Casinos 7.50% 3/1/21	720,000	762,430
Wynn Las Vegas
5.375% 3/15/22	715,000	721,256
#144A 5.50% 3/1/25	1,000,000	971,250

		28,594,948

Household Durables–1.47%
CalAtlantic Group
5.375% 10/1/22	189,000	193,253
5.875% 11/15/24	815,000	843,525
8.375% 1/15/21	500,000	578,750
10.75% 9/15/16	193,000	196,281
DR Horton
4.375% 9/15/22	235,000	243,225
4.75% 2/15/23	206,000	214,497
5.75% 8/15/23	350,000	390,250
Lennar
4.50% 6/15/19	344,000	358,758
4.50% 11/15/19	755,000	790,221
4.75% 5/30/25	800,000	780,000
4.875% 12/15/23	215,000	216,613
6.95% 6/1/18	282,000	299,625
12.25% 6/1/17	245,000	267,785
M/I Homes 6.75% 1/15/21	1,020,000	1,020,000
#Mattamy Group 144A 6.50% 11/15/20	848,000	818,320
Meritage Homes
7.00% 4/1/22	680,000	737,800
7.15% 4/15/20	75,000	80,813
PulteGroup 5.50% 3/1/26	632,000	650,960
#Serta Simmons Bedding 144A 8.125% 10/1/20	519,000	533,273
#Taylor Morrison Communities 144A 5.875% 4/15/23	780,000	787,800
Tempur Sealy International 5.625% 10/15/23	680,000	703,800
Toll Brothers Finance 4.875% 11/15/25	798,000	792,015

LVIP JPMorgan High Yield Fund–9

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Household Durables (continued)
Toll Brothers Finance (continued)
5.625% 1/15/24	375,000	$ 390,937

		11,888,501

Household Products–0.35%
Central Garden & Pet
6.125% 11/15/23	310,000	323,950
Spectrum Brands
5.75% 7/15/25	1,550,000	1,621,687
6.125% 12/15/24	525,000	556,500
6.625% 11/15/22	333,000	355,061

		2,857,198

Independent Power & Renewable Electricity Producers–2.40%
AES
•3.673% 6/1/19	262,000	262,000
4.875% 5/15/23	190,000	188,575
5.50% 3/15/24	1,289,000	1,326,059
5.50% 4/15/25	960,000	967,200
6.00% 5/15/26	625,000	639,063
Calpine
#144A 5.25% 6/1/26	1,210,000	1,210,000
5.375% 1/15/23	521,000	510,580
5.50% 2/1/24	675,000	654,750
5.75% 1/15/25	520,000	507,650
#144A 5.875% 1/15/24	1,560,000	1,630,200
#144A 6.00% 1/15/22	500,000	526,250
Dynegy
5.875% 6/1/23	1,656,000	1,465,560
7.375% 11/1/22	940,000	911,800
7.625% 11/1/24	285,000	275,025
GenOn Energy 9.875% 10/15/20	1,708,000	1,221,220
NRG Energy
6.25% 7/15/22	250,000	243,750
6.25% 5/1/24	1,375,000	1,315,710
6.625% 3/15/23	939,000	929,610
#144A 7.25% 5/15/26	690,000	690,000
7.875% 5/15/21	267,000	277,680
NRG Yield Operating
5.375% 8/15/24	300,000	300,000
Talen Energy Supply
#144A 4.625% 7/15/19	390,000	345,150
6.50% 6/1/25	1,087,000	907,645
#Terraform Global Operating
144A 9.75% 8/15/22	866,000	788,060
TerraForm Power Operating
#144A 5.875% 2/1/23	729,000	697,507
#144A 6.125% 6/15/25	730,000	693,500

		19,484,544

Insurance–0.62%
CNO Financial Group
4.50% 5/30/20	278,000	289,120

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
CNO Financial Group (continued)
5.25% 5/30/25	1,299,000	$1,344,465
#Fidelity & Guaranty Life Holdings 144A 6.375% 4/1/21	527,000	529,635
#Liberty Mutual Group 144A 7.80% 3/15/37	837,000	914,423
Radian Group 7.00% 3/15/21	442,000	474,323
#USI 144A 7.75% 1/15/21	791,000	786,056
•XLIT 6.50% 12/29/49	1,020,000	711,450

		5,049,472

Internet & Catalog Retail–0.26%
Netflix
5.375% 2/1/21	536,000	571,907
5.50% 2/15/22	335,000	350,913
5.75% 3/1/24	785,000	822,287
5.875% 2/15/25	335,000	353,006

		2,098,113

Internet Software & Services–0.29%
#Match Group 144A 6.375% 6/1/24	355,000	370,087
VeriSign
4.625% 5/1/23	623,000	633,903
5.25% 4/1/25	192,000	197,760
Zayo Group
6.00% 4/1/23	785,000	800,700
6.375% 5/15/25	300,000	307,125

		2,309,575

IT Services–1.10%
#Alliance Data Systems 144A 5.375% 8/1/22	708,000	681,450
First Data
#144A 5.00% 1/15/24	1,744,000	1,754,900
#144A 5.375% 8/15/23	626,000	638,057
#144A 5.75% 1/15/24	1,384,000	1,378,810
#144A 6.75% 11/1/20	991,000	1,037,567
#144A 7.00% 12/1/23	3,361,000	3,415,616

		8,906,400

Life Sciences Tools & Services–0.13%
#Jaguar Holding II 144A 6.375% 8/1/23	1,000,000	1,025,000

		1,025,000

Machinery–0.53%
#ATS Automation Tooling Systems 144A 6.50% 6/15/23	777,000	792,540
#BlueLine Rental Finance 144A 7.00% 2/1/19	1,228,000	1,062,220
Briggs & Stratton 6.875% 12/15/20	500,000	547,500

LVIP JPMorgan High Yield Fund–10

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Machinery (continued)
#Milacron 144A 7.75% 2/15/21	1,565,000	$1,619,775
Oshkosh 5.375% 3/1/25	250,000	258,125

		4,280,160

Marine–0.39%
#Bluewater Holding 144A 10.00% 12/10/19	2,100,000	955,500
Martin Midstream Partners 7.25% 2/15/21	681,000	633,330
#Navios Maritime Holdings 144A 7.375% 1/15/22	1,455,000	654,750
#Navios South American Logistics 144A 7.25% 5/1/22	722,000	512,620
‡Ultrapetrol Bahamas 8.875% 6/15/21	1,903,000	390,115

		3,146,315

Media–10.01%
Altice Financing
#144A 6.50% 1/15/22	1,330,000	1,348,287
#144A 6.625% 2/15/23	986,000	971,821
#144A 7.50% 5/15/26	1,475,000	1,449,187
Altice Luxembourg
#144A 7.625% 2/15/25	200,000	196,000
#144A 7.75% 5/15/22	1,334,000	1,352,343
Altice US Finance I
#144A 5.375% 7/15/23	1,750,000	1,743,437
#144A 5.50% 5/15/26	1,484,000	1,487,710
AMC Networks
4.75% 12/15/22	15,000	14,944
5.00% 4/1/24	1,485,000	1,475,533
Cablevision Systems
7.75% 4/15/18	500,000	536,560
8.00% 4/15/20	2,355,000	2,420,964
8.625% 9/15/17	1,134,000	1,199,205
CCO Holdings
5.25% 9/30/22	535,000	550,381
#144A 5.50% 5/1/26	1,580,000	1,607,650
5.75% 9/1/23	107,000	111,013
#144A 5.75% 2/15/26	2,069,000	2,136,243
#144A 5.875% 4/1/24	3,387,000	3,522,480
Clear Channel Worldwide Holdings
6.50% 11/15/22	1,593,000	1,541,227
6.50% 11/15/22	582,000	584,910
7.625% 3/15/20	2,368,000	2,264,992
7.625% 3/15/20	45,000	41,287
DISH DBS
5.875% 7/15/22	270,000	263,250
6.75% 6/1/21	6,779,000	7,041,686
#144A 7.75% 7/1/26	1,834,000	1,893,605
7.875% 9/1/19	210,000	232,050

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
#EMI Music Publishing Group North America Holdings 144A 7.625% 6/15/24	725,000	$746,750
GLP Capital
4.375% 4/15/21	65,000	67,113
5.375% 11/1/23	1,555,000	1,630,806
5.375% 4/15/26	280,000	289,100
Gray Television
#144A 5.875% 7/15/26	555,000	557,775
7.50% 10/1/20	1,530,000	1,602,675
iHeartCommunications
9.00% 12/15/19	1,384,000	1,043,190
9.00% 3/1/21	69,000	48,904
Lamar Media
5.00% 5/1/23	183,000	189,405
5.875% 2/1/22	50,000	52,250
Liberty Interactive 8.25% 2/1/30	380,000	396,150
LIN Television 5.875% 11/15/22	1,270,000	1,282,700
#Live Nation Entertainment 144A 5.375% 6/15/22	220,000	227,150
#NAI Entertainment Holdings 144A 5.00% 8/1/18	176,000	179,520
Nexstar Broadcasting
#144A 6.125% 2/15/22	405,000	411,075
6.875% 11/15/20	492,000	515,985
Nielsen Finance
4.50% 10/1/20	300,000	306,750
#144A 5.00% 4/15/22	1,820,000	1,863,225
#Nielsen Luxembourg 144A 5.50% 10/1/21	155,000	160,619
Numericable-SFR
#144A 6.00% 5/15/22	3,325,000	3,246,031
#144A 6.25% 5/15/24	1,106,000	1,061,760
#144A 7.375% 5/1/26	1,100,000	1,089,000
Outfront Media Capital
5.25% 2/15/22	336,000	342,300
5.625% 2/15/24	330,000	341,137
5.875% 3/15/25	500,000	516,875
Quebecor Media 5.75% 1/15/23	240,000	244,800
#RCN Telecom Services 144A 8.50% 8/15/20	768,000	790,080
Regal Entertainment Group
5.75% 3/15/22	1,072,000	1,101,480
5.75% 6/15/23	550,000	556,875
Sinclair Television Group
5.375% 4/1/21	915,000	945,881
#144A 5.625% 8/1/24	1,230,000	1,262,287
6.125% 10/1/22	915,000	949,313
Sirius XM Radio
#@144A 4.625% 5/15/23	975,000	949,484

LVIP JPMorgan High Yield Fund–11

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
Sirius XM Radio (continued)
#144A 5.375% 7/15/26	1,174,000	$1,168,130
#144A 5.75% 8/1/21	321,000	334,241
#144A 6.00% 7/15/24	395,000	409,319
TEGNA 5.125% 7/15/20	430,000	444,513
#144A 5.50% 9/15/24	265,000	273,944
6.375% 10/15/23	1,225,000	1,306,156
Time Warner Cable 7.30% 7/1/38	1,043,000	1,310,037
#Unitymedia 144A 6.125% 1/15/25	1,000,000	1,029,900
Unitymedia Hessen
#144A 5.00% 1/15/25	400,000	394,000
#144A 5.50% 1/15/23	1,050,000	1,059,188
Univision Communications
#144A 5.125% 5/15/23	2,250,000	2,244,375
#144A 5.125% 2/15/25	2,065,000	2,049,513
#144A 6.75% 9/15/22	2,411,000	2,555,660
#144A 8.50% 5/15/21	270,000	282,403
#UPCB Finance IV 144A 5.375% 1/15/25	1,180,000	1,174,100
#@Videotron 144A 5.375% 6/15/24	1,383,000	1,407,203
WMG Acquisition
#144A 5.625% 4/15/22	915,000	939,019
#144A 6.75% 4/15/22	1,316,000	1,332,450
#Ziggo Bond Finance 144A 5.875% 1/15/25	520,000	504,400

		81,173,761

Metals & Mining–4.15%
AK Steel 7.50% 7/15/23	1,135,000	1,154,863
Alcoa
5.125% 10/1/24	1,025,000	1,027,563
5.40% 4/15/21	768,000	818,880
5.72% 2/23/19	550,000	592,961
5.87% 2/23/22	789,000	828,608
6.15% 8/15/20	139,000	150,989
6.75% 1/15/28	614,000	635,490
Aleris International 7.875% 11/1/20	96,000	85,440
#144A 9.50% 4/1/21	795,000	818,850
#Anglo American Capital 144A 4.875% 5/14/25	1,881,000	1,805,760
ArcelorMittal
6.125% 6/1/25	335,000	335,000
6.50% 3/1/21	320,000	330,400
7.25% 2/25/22	3,785,000	4,002,637
8.00% 10/15/39	1,080,000	1,053,000
10.85% 6/1/19	1,350,000	1,596,375
Coeur Mining 7.875% 2/1/21	1,203,000	1,163,903

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Metals & Mining (continued)
Commercial Metals 4.875% 5/15/23	696,000	$661,200
Freeport-McMoRan
3.10% 3/15/20	1,170,000	1,111,500
3.875% 3/15/23	2,785,000	2,450,800
5.40% 11/14/34	150,000	120,000
5.45% 3/15/43	2,895,000	2,337,713
Hecla Mining 6.875% 5/1/21	1,191,000	1,146,337
HudBay Minerals 9.50% 10/1/20	454,000	385,900
#Kaiser Aluminum 144A 5.875% 5/15/24	348,000	358,440
Lundin Mining
#144A 7.50% 11/1/20	870,000	891,750
#144A 7.875% 11/1/22	725,000	744,937
New Gold
#144A 6.25% 11/15/22	960,000	940,800
#144A 7.00% 4/15/20	328,000	336,200
#Prince Mineral Holding 144A 11.50% 12/15/19	485,000	424,375
#Signode Industrial Group 144A 6.375% 5/1/22	785,000	754,581
Steel Dynamics
5.125% 10/1/21	215,000	221,181
5.25% 4/15/23	275,000	281,875
5.50% 10/1/24	1,030,000	1,055,750
6.125% 8/15/19	120,000	124,275
6.375% 8/15/22	695,000	733,225
Taseko Mines 7.75% 4/15/19	470,000	298,450
Teck Resources
4.50% 1/15/21	485,000	424,375
#144A 8.00% 6/1/21	145,000	149,713
#144A 8.50% 6/1/24	556,000	578,240
#United States Steel 144A 8.375% 7/1/21	397,000	417,843
#Wise Metals Group 144A 8.75% 12/15/18	320,000	296,000

		33,646,179

Multiline Retail–0.15%
#Dollar Tree 144A 5.75% 3/1/23
JC Penney	331,000	353,343
#144A 5.875% 7/1/23	110,000	110,963
8.125% 10/1/19	203,000	211,057
#Neiman Marcus Group 144A 8.00% 10/15/21	702,000	575,640

		1,251,003

Oil, Gas & Consumable Fuels–10.37%
Anadarko Petroleum 4.85% 3/15/21	347,000	368,413
Antero Resources 5.125% 12/1/22	624,000	602,160

LVIP JPMorgan High Yield Fund–12

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Antero Resources (continued)
5.375% 11/1/21	1,416,000	$ 1,391,220
6.00% 12/1/20	1,087,000	1,104,218
Apache
3.25% 4/15/22	184,000	188,728
4.75% 4/15/43	365,000	376,664
6.00% 1/15/37	237,000	271,254
Baytex Energy
#144A 5.125% 6/1/21	157,000	132,273
#144A 5.625% 6/1/24	267,000	216,270
#Blue Racer Midstream 144A
6.125% 11/15/22	800,000	762,000
Boardwalk Pipelines
5.95% 6/1/26	857,000	901,862
Buckeye Partners
4.875% 2/1/21	750,000	788,711
California Resources
5.50% 9/15/21	255,000	130,050
6.00% 11/15/24	142,000	69,935
#144A 8.00% 12/15/22	1,060,000	753,925
Cenovus Energy
4.45% 9/15/42	137,000	109,400
5.70% 10/15/19	231,000	244,514
6.75% 11/15/39	514,000	541,388
#Cheniere Corpus Christi
Holdings 144A 7.00% 6/30/24	825,000	848,207
#Chesapeake Energy 144A
8.00% 12/15/22	3,023,000	2,565,771
Cimarex Energy
4.375% 6/1/24	462,000	483,919
5.875% 5/1/22	546,000	572,063
#Citgo Holding 144A
10.75% 2/15/20	387,000	389,661
#CITGO Petroleum 144A
6.25% 8/15/22	903,000	869,137
Cloud Peak Energy Resources
6.375% 3/15/24	84,000	28,140
8.50% 12/15/19	170,000	76,009
Concho Resources
6.50% 1/15/22	591,000	607,991
CONSOL Energy 5.875% 4/15/22	1,060,000	930,150
Continental Resources
5.00% 9/15/22	3,251,000	3,194,107
7.125% 4/1/21	188,000	194,345
Crestwood Midstream Partners
6.00% 12/15/20	143,000	135,850
6.125% 3/1/22	454,000	422,220
#144A 6.25% 4/1/23	659,000	609,575
#CVR Partners 144A
9.25% 6/15/23	2,046,000	2,089,477
Encana
3.90% 11/15/21	72,000	70,002

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Encana (continued)
6.50% 2/1/38	179,000	$ 178,246
Energy Transfer Equity
5.875% 1/15/24	2,112,000	2,064,480
EnLink Midstream Partners
7.125% 6/1/22	165,000	166,387
EP Energy
6.375% 6/15/23	497,000	300,685
7.75% 9/1/22	1,370,000	842,550
9.375% 5/1/20	2,038,000	1,452,075
#Ferrellgas 144A 6.75% 6/15/23	859,000	758,067
Genesis Energy
5.625% 6/15/24	429,000	392,535
5.75% 2/15/21	375,000	356,250
6.00% 5/15/23	395,000	371,300
6.75% 8/1/22	355,000	346,125
#Halcon Resources 144A
13.00% 2/15/22	819,000	438,165
Hiland Partners
#144A 5.50% 5/15/22	280,000	280,883
#144A 7.25% 10/1/20	1,500,000	1,558,125
Hilcorp Energy I
#144A 5.00% 12/1/24	995,000	932,713
#144A 5.75% 10/1/25	1,100,000	1,056,000
#144A 7.625% 4/15/21	945,000	975,713
Holly Energy Partners
6.50% 3/1/20	137,000	138,370
#Jupiter Resources 144A
8.50% 10/1/22	882,000	637,245
MEG Energy
#144A 6.375% 1/30/23	300,000	223,500
#144A 6.50% 3/15/21	300,000	234,000
#144A 7.00% 3/31/24	879,000	681,225
MPLX
#144A 4.50% 7/15/23	256,000	248,492
#144A 4.875% 12/1/24	1,273,000	1,242,216
#144A 4.875% 6/1/25	1,623,000	1,589,023
#144A 5.50% 2/15/23	1,250,000	1,271,155
Murphy Oil USA 6.00% 8/15/23	95,000	98,800
#Navios Maritime Acquisition
144A 8.125% 11/15/21	214,000	169,060
Newfield Exploration
5.375% 1/1/26	425,000	415,437
5.625% 7/1/24	962,000	966,810
5.75% 1/30/22	392,000	398,860
#NGPL PipeCo 144A
9.625% 6/1/19	500,000	523,125
Oasis Petroleum
6.875% 3/15/22	1,335,000	1,239,881
7.25% 2/1/19	1,007,000	969,237
ONEOK Partners
6.65% 10/1/36	63,000	66,124

LVIP JPMorgan High Yield Fund–13

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
ONEOK Partners (continued)
6.85% 10/15/37	76,000	$82,501
#PBF Holding 144A
7.00% 11/15/23	604,000	584,370
PBF Logistics 6.875% 5/15/23	411,000	404,835
‡Penn Virginia 8.50% 5/1/20	927,000	361,530
QEP Resources
5.25% 5/1/23	663,000	613,275
5.375% 10/1/22	1,062,000	995,625
6.875% 3/1/21	1,123,000	1,139,845
Range Resources
4.875% 5/15/25	72,000	68,940
5.00% 3/15/23	138,000	130,065
5.75% 6/1/21	215,000	211,237
Regency Energy Partners
4.50% 11/1/23	133,000	130,036
5.50% 4/15/23	2,045,000	2,065,131
Rice Energy 7.25% 5/1/23	516,000	526,320
#Rockies Express Pipeline 144A
6.00% 1/15/19	1,400,000	1,431,500
Rose Rock Midstream
5.625% 7/15/22	297,000	262,845
5.625% 11/15/23	497,000	434,875
#144A 5.625% 11/15/23	727	636
RSP Permian 6.625% 10/1/22	1,012,000	1,047,420
‡Sabine Oil & Gas 9.75% 2/15/17	178,000	4,450
Sabine Pass Liquefaction
5.625% 2/1/21	400,000	406,000
5.625% 4/15/23	1,773,000	1,788,514
5.625% 3/1/25	672,000	672,000
5.75% 5/15/24	490,000	488,775
#144A 5.875% 6/30/26	1,075,000	1,080,375
6.25% 3/15/22	490,000	505,925
SM Energy
5.00% 1/15/24	530,000	455,800
5.625% 6/1/25	623,000	538,895
6.50% 11/15/21	777,000	732,323
6.50% 1/1/23	893,000	834,955
Stone Energy 7.50% 11/15/22	744,000	338,520
Sunoco
#144A 5.50% 8/1/20	500,000	494,375
#144A 6.25% 4/15/21	1,208,000	1,208,000
#144A 6.375% 4/1/23	1,070,000	1,067,325
Targa Resources Partners
5.25% 5/1/23	850,000	807,500
6.375% 8/1/22	54,000	54,405
6.875% 2/1/21	485,000	495,913
Tesoro 5.125% 4/1/24	230,000	232,300
Tesoro Logistics
5.875% 10/1/20	1,656,000	1,709,820
6.125% 10/15/21	610,000	634,400
6.25% 10/15/22	384,000	402,240

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Tesoro Logistics (continued)
6.375% 5/1/24	560,000	$589,400
#Transcontinental Gas Pipe Line 144A 7.85% 2/1/26	525,000	654,516
Ultra Petroleum
#‡144A 5.75% 12/15/18	1,155,000	782,513
#‡144A 6.125% 10/1/24	1,129,000	798,768
‡W&T Offshore 8.50% 6/15/19	720,000	183,600
Western Gas Partners 4.65% 7/1/26	106,000	105,784
Western Refining 6.25% 4/1/21	379,000	346,785
Whiting Petroleum 5.00% 3/15/19	1,791,000	1,656,675
Williams Partners
4.875% 5/15/23	1,010,000	977,621
6.125% 7/15/22	2,006,000	2,059,584
WPX Energy
5.25% 9/15/24	669,000	592,065
6.00% 1/15/22	3,463,000	3,237,905

		84,051,480

Paper & Forest Products–0.20%
Clearwater Paper
4.50% 2/1/23	630,000	615,037
#144A 5.375% 2/1/25	450,000	451,125
#Unifrax I 144A 7.50% 2/15/19	630,000	548,100

		1,614,262

Pharmaceuticals–1.91%
#~Capsugel PIK 144A 7.00% 5/15/19	243,000	243,607
Endo Finance
#144A 5.75% 1/15/22	827,000	750,420
#144A 5.875% 1/15/23	223,000	194,567
#144A 6.00% 7/15/23	1,395,000	1,227,600
#144A 6.00% 2/1/25	960,000	837,600
Grifols Worldwide Operations 5.25% 4/1/22	480,000	490,800
#NBTY 144A 7.625% 5/15/21	550,000	552,063
Prestige Brands
#144A 5.375% 12/15/21	825,000	841,500
#144A 6.375% 3/1/24	325,000	338,813
#Quintiles Transnational 144A 4.875% 5/15/23	580,000	591,600
Valeant Pharmaceuticals International
#144A 5.375% 3/15/20	1,203,000	1,033,828
#144A 5.625% 12/1/21	380,000	315,400
#144A 5.875% 5/15/23	2,162,000	1,756,625
#144A 6.125% 4/15/25	1,928,000	1,552,040
#144A 6.375% 10/15/20	1,270,000	1,098,550
#144A 6.75% 8/15/21	1,195,000	1,024,713
#144A 7.00% 10/1/20	1,225,000	1,087,188

LVIP JPMorgan High Yield Fund–14

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Valeant Pharmaceuticals International (continued)
#144A 7.25% 7/15/22	1,094,000	$943,794
#144A 7.50% 7/15/21	717,000	635,889

		15,516,597

Professional Services–0.09%
FTI Consulting 6.00% 11/15/22	350,000	368,987
IHS 5.00% 11/1/22	381,000	395,287

		764,274

Real Estate Investment Trusts–0.93%
#Communications Sales & Leasing 144A 6.00% 4/15/23	802,000	818,040
DuPont Fabros Technology 5.875% 9/15/21	445,000	467,806
Equinix
4.875% 4/1/20	187,000	194,947
5.375% 1/1/22	1,189,000	1,233,587
5.375% 4/1/23	500,000	518,750
5.75% 1/1/25	203,000	211,120
5.875% 1/15/26	300,000	313,313
#ESH Hospitality 144A 5.25% 5/1/25	780,000	763,425
Iron Mountain 5.75% 8/15/24	1,136,000	1,153,040
#144A 6.00% 10/1/20	967,000	1,014,141
RHP Hotel Properties
5.00% 4/15/21	244,000	250,100
5.00% 4/15/23	305,000	304,237
VEREIT Operating Partnership
4.125% 6/1/21	220,000	230,036
4.875% 6/1/26	98,000	100,818

		7,573,360

Real Estate Management & Development–0.04%
Kennedy-Wilson 5.875% 4/1/24	304,000	297,540

		297,540

Semiconductors & Semiconductor Equipment–1.44%
Advanced Micro Devices
6.75% 3/1/19	845,000	815,425
7.00% 7/1/24	887,000	753,950
7.50% 8/15/22	52,000	46,540
7.75% 8/1/20	811,000	758,285
#Entegris 144A 6.00% 4/1/22	202,000	207,555
#Freescale Semiconductor 144A 6.00% 1/15/22	263,000	277,991
Micron Technology
#144A 5.25% 8/1/23	1,219,000	1,045,293
#144A 5.25% 1/15/24	325,000	277,063
5.50% 2/1/25	299,000	255,645
#144A 5.625% 1/15/26	392,000	328,300
5.875% 2/15/22	181,000	171,045

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Semiconductors & Semiconductor Equipment (continued)
Micron Technology (continued)
#144A 7.50% 9/15/23	1,002,000	$1,067,130
#Microsemi 144A 9.125% 4/15/23	768,000	848,640
NXP
#144A 3.75% 6/1/18	420,000	429,450
#144A 4.125% 6/15/20	1,066,000	1,081,990
#144A 4.125% 6/1/21	1,165,000	1,185,387
#144A 4.625% 6/15/22	1,243,000	1,264,753
#144A 5.75% 3/15/23	200,000	209,500
#Qorvo 144A 6.75% 12/1/23	618,000	644,265

		11,668,207

Software–1.08%
Change Healthcare Holdings #144A
6.00% 2/15/21	725,000	773,031
11.00% 12/31/19	1,514,000	1,610,896
Infor US
#144A 5.75% 8/15/20	988,000	1,038,635
6.50% 5/15/22	996,000	945,582
#Informatica 144A
7.125% 7/15/23	712,000	678,180
#@Nuance Communications 144A
5.375% 8/15/20	1,103,000	1,127,817
Open Text
#144A 5.625% 1/15/23	737,000	748,055
#144A 5.875% 6/1/26	513,000	515,565
#Solera 144A 10.50% 3/1/24	815,000	860,844
SS&C Technologies Holdings 5.875% 7/15/23	474,000	487,035

		8,785,640

Specialty Retail–1.45%
Caleres 6.25% 8/15/23	500,000	510,000
#~Chinos Intermediate Holdings A
PIK 144A 7.75% 5/1/19	237,690	82,003
Claire’s Stores
#144A 6.125% 3/15/20	1,074,000	558,480
8.875% 3/15/19	1,075,000	255,313
#144A 9.00% 3/15/19	2,417,000	1,462,285
CST Brands 5.00% 5/1/23	942,000	960,840
#Group 1 Automotive 144A
5.25% 12/15/23	1,335,000	1,318,313
#Guitar Center 144A
6.50% 4/15/19	433,000	374,545
#Jo-Ann Stores 144A
8.125% 3/15/19	350,000	336,875
L Brands
5.625% 2/15/22	615,000	662,509
5.625% 10/15/23	500,000	541,250
6.75% 7/1/36	825,000	828,605
#Party City Holdings 144A
6.125% 8/15/23	440,000	457,600

LVIP JPMorgan High Yield Fund–15

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Specialty Retail (continued)
Penske Automotive Group 5.50% 5/15/26	962,000	$916,305
#Radio Systems 144A 8.375% 11/1/19	475,000	495,187
Sally Holdings
5.50% 11/1/23	615,000	641,137
5.625% 12/1/25	917,000	965,143
#Tops Holding 144A 8.00% 6/15/22	475,000	420,375

		11,786,765

Technology Hardware, Storage & Peripherals–0.43%
#Diebold 144A 8.50% 4/15/24	1,111,000	1,105,445
NCR
5.00% 7/15/22	373,000	367,405
6.375% 12/15/23	130,000	133,250
Western Digital
#144A 7.375% 4/1/23	566,000	604,205
#144A 10.50% 4/1/24	1,216,000	1,304,160

		3,514,465

Textiles, Apparel & Luxury Goods–0.16%
Hanesbrands
#144A 4.625% 5/15/24	353,000	355,647
#144A 4.875% 5/15/26	353,000	356,036
Levi Strauss 5.00% 5/1/25	545,000	550,450

		1,262,133

Thrift & Mortgage Finance–0.24%
Nationstar Mortgage
6.50% 7/1/21	172,000	147,920
6.50% 6/1/22	173,000	144,455
7.875% 10/1/20	565,000	532,513
9.625% 5/1/19	1,058,000	1,098,997

		1,923,885

Trading Companies & Distributors–1.77%
#@Ahern Rentals 144A 7.375% 5/15/23	799,000	555,305
Aircastle
5.00% 4/1/23	562,000	572,509
5.125% 3/15/21	109,000	113,769
6.25% 12/1/19	803,000	873,263
Ashtead Capital
#144A 5.625% 10/1/24	925,000	934,250
#144A 6.50% 7/15/22	625,000	653,513
Global Partners
@6.25% 7/15/22	227,000	190,113
@7.00% 6/15/23	250,000	210,000
H&E Equipment Services 7.00% 9/1/22	1,540,000	1,601,600
HD Supply #144A 5.25% 12/15/21	1,420,000	1,487,450

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Trading Companies & Distributors (continued)
HD Supply (continued)
#144A 5.75% 4/15/24	500,000	$521,250
7.50% 7/15/20	676,000	709,732
United Rentals North America
4.625% 7/15/23	570,000	577,125
5.75% 11/15/24	1,580,000	1,599,750
6.125% 6/15/23	1,943,000	2,032,864
7.375% 5/15/20	54,000	56,160
#Univar USA 144A 6.75% 7/15/23	755,000	749,338
#WESCO Distribution 144A 5.375% 6/15/24	870,000	872,175

		14,310,166

Wireless Telecommunication Services–4.17%
SBA Telecommunications 5.75% 7/15/20	232,000	239,540
#SoftBank Group 144A 4.50% 4/15/20	1,615,000	1,671,525
Sprint
7.125% 6/15/24	904,000	725,460
7.25% 9/15/21	1,718,000	1,473,185
7.625% 2/15/25	1,479,000	1,177,654
7.875% 9/15/23	2,217,000	1,823,483
Sprint Capital
6.875% 11/15/28	313,000	247,270
8.75% 3/15/32	1,785,000	1,535,100
Sprint Communications
6.00% 12/1/16	583,000	588,101
6.00% 11/15/22	1,190,000	942,361
#144A 7.00% 3/1/20	4,302,000	4,525,661
7.00% 8/15/20	1,250,000	1,118,750
8.375% 8/15/17	1,338,000	1,373,591
#144A 9.00% 11/15/18	860,000	919,125
9.125% 3/1/17	313,000	323,726
11.50% 11/15/21	90,000	89,370
T-Mobile USA
5.25% 9/1/18	476,000	486,115
6.00% 3/1/23	1,054,000	1,094,843
6.00% 4/15/24	319,000	330,963
6.125% 1/15/22	951,000	1,000,927
6.25% 4/1/21	793,000	830,168
6.375% 3/1/25	414,000	434,183
6.50% 1/15/24	129,000	136,256
6.50% 1/15/26	755,000	799,356
6.625% 11/15/20	1,560,000	1,614,600
6.625% 4/1/23	833,000	885,587
6.633% 4/28/21	941,000	986,874
6.731% 4/28/22	2,153,000	2,272,061
6.836% 4/28/23	1,089,000	1,154,340
West
#144A 4.75% 7/15/21	550,000	544,500
#144A 5.375% 7/15/22	1,240,000	1,157,850

LVIP JPMorgan High Yield Fund–16

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Wireless Telecommunication Services (continued)
Wind Acquisition Finance
#144A 4.75% 7/15/20	745,000	$ 733,825
#144A 7.375% 4/23/21	595,000	569,713

		33,806,063

Total Corporate Bonds (Cost $744,299,679)		727,259,323

«SENIOR SECURED LOANS–4.97%
Albertsons Tranche B 1st Lien
4.75% 12/21/22	2,687,265	2,689,476
Alon USA Partners Tranche B
1st Lien
9.25% 11/13/18	69,875	69,526
Atkore International 1st Lien
4.50% 3/27/21	198,985	197,492
Avago Technologies Cayman
Finance Tranche B 1st Lien
4.25% 2/1/23	1,915,200	1,919,844
Avaya 1st Lien
6.25% 5/29/20	251,581	180,091
Berry Plastics Group 1st Lien
4.00% 10/1/22	248,122	248,828
Berry Plastics Group Tranche E
3.50% 1/6/21	255,000	253,725
Cincinnati Bell Tranche B
1st Lien
4.00% 9/10/20	406,334	404,811
@Coeur Mining 1st Lien
9.00% 6/23/20	744,375	759,263
Concordia Healthcare Tranche
B 1st Lien
5.25% 10/21/21	895,500	861,695
Dell International Tranche B2
1st Lien
4.00% 4/29/20	1,040,271	1,038,481
Delta 2 Lux 1st Lien
4.75% 7/30/21	300,000	289,359
Delta 2 Tranche B 2nd Lien
7.75% 7/29/22	825,000	786,844
Dole Food Tranche B 1st Lien
4.50% 11/1/18	737,362	735,865
Drillship Ocean Ventures
Tranche B 1st Lien
5.50% 7/25/21	362,397	217,739
Dynegy
5.00% 6/27/23	1,690,000	1,667,295
Energy Future Intermediate
Holding DIP 1st Lien
4.25% 12/19/16	305,118	304,863

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Entercom Radio Tranche B2 1st
Lien
4.00% 11/23/18	61,333	$ 61,461
FCA US Tranche B 1st Lien
3.50% 5/24/17	396,118	396,407
FGI Operating Tranche B 1st
Lien
5.50% 4/19/19	333,677	278,620
Fieldwood Energy 2nd Lien
8.375% 9/30/20	720,000	204,077
First Data Tranche B 1st Lien
4.202% 7/10/22	1,213,043	1,204,703
Floatel International Tranche B
1st Lien
6.00% 6/27/20	384,462	241,827
FMG Resources August 2006 Pty
1st Lien
4.25% 6/30/19	659,886	633,491
Go Daddy Operating Tranche B
1st Lien
4.25% 5/13/21	397,880	398,449
Graton Economic Development
Authority 1st Lien
6.25% 9/1/22	843,930	847,095
Gray Television 1st Lien
3.938% 6/13/21	255,000	255,425
Hilex Poly
6.00% 12/9/21	186,954	187,702
iHeartCommunications
Tranche D 1st Lien
7.21% 1/30/19	2,532,692	1,858,717
iHeartCommunications Tranche
E 1st Lien
7.96% 7/30/19	850,642	623,946
Intrawest Operations Group
Tranche B 1st Lien
5.00% 12/9/20	243,999	244,243
InVentiv Health Tranche B4
1st Lien
7.75% 5/15/18	288,875	288,875
J. Crew Group Tranche B
1st Lien
4.00% 3/5/21	944,339	650,711
MEG Energy Tranche B 1st Lien
3.75% 3/31/20	80,013	70,683
MGOC 1st Lien
4.00% 7/31/20	255,000	255,159
Microsemi Tranche B 1st Lien
5.25% 1/15/23	850,080	849,727
MTL Publishing Tranche B3
1st Lien
4.00% 8/20/22	254,361	253,991

LVIP JPMorgan High Yield Fund–17

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Neptune Finco 1st Lien
5.00% 10/9/22	2,020,000	$ 2,027,070
NXP Tranche B1 1st Lien
3.75% 12/7/20	179,155	179,757
On Semiconductor Tranche B
1st Lien
5.25% 3/31/23	503,000	505,882
Peabody Energy Tranche B
1st Lien
4.25% 9/24/20	567,143	244,580
PetSmart Tranche B 1st Lien
4.25% 3/10/22	594,000	592,295
Pinnacle Foods Finance
Tranche B 1st Lien
3.75% 1/13/23	513,713	516,887
Rite Aid 2nd Lien
4.875% 6/21/21	1,038,889	1,040,707
5.75% 8/21/20	155,000	155,291
ROC Finance 1st Lien
5.00% 6/20/19	944,893	906,861
‡Sabine Oil & Gas 2nd Lien
12.00% 12/31/18	466,667	20,417
Scientific Games International
1st Lien
6.00% 10/18/20	317,365	313,895
Sears Roebuck Acceptance
Tranche B 1st Lien
5.50% 6/30/18	794,625	759,197
Serta Simmons Bedding
Tranche B 1st Lien
4.25% 10/1/19	374,211	374,367
Shelf Drilling MidCo PIK
1st Lien
10.00% 10/8/18	300,000	149,000
SolarWinds Holdings 1st Lien
6.50% 2/5/23	160,000	159,700
Stardust Finance Holdings
Tranche B 1st Lien
6.50% 3/13/22	785,664	768,638
SUPERVALU 1st Lien
5.50% 3/21/19	772,879	772,998
Syniverse Holdings 1st Lien
4.00% 4/23/19	501,190	373,389
Texas Competitive Electric
Holdings 1st Lien
4.943% 10/10/17	6,255,000	2,111,625
Texas Competitive Electric
Holdings DIP 1st Lien
3.75% 11/7/16	436,921	436,266
‡Texas Competitive Electric
Holdings Nonext 1st Lien
4.943% 10/10/16	1,920,000	636,960

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Tribune Media 1st Lien
3.75% 12/27/20	1,126,093	$ 1,125,389
Univision Communications
1st Lien
4.00% 3/1/20	203,037	202,065
Univision Communications
Tranche C4 1st Lien
4.00% 3/1/20	720,875	717,912
UPC Financing Partnership
Tranche AH 1st Lien
3.414% 6/30/21	1,120,000	1,095,265
@=‡Vertis 1st Lien
14.25% 12/20/16	243,194	0
Western Refining
5.50% 6/23/23	1,000,000	978,335
Windstream Services Tranche
B6 1st Lien
5.75% 3/29/21	744,347	742,720

Total Senior Secured Loans (Cost $48,008,291)		40,337,974

	Number of Shares

COMMON STOCK–0.04%
†Dynegy	1,250	21,550
†@Escrow General Motors	400,000	0
†@Escrow General Motors	325,000	0
†NII Holdings	84,804	269,677

Total Common Stock (Cost $1,338,587)		291,227

PREFERRED STOCK–0.75%
•Bank of America 6.10%	1,201,000	1,220,516
•Hartford Financial Services
Group 7.875%	5,600	176,456
#•ILFC E-Capital Trust I 144A
3.98%	2,595,000	2,043,563
#•ILFC E-Capital Trust II 144A 4.23%	1,886,000	1,499,370
•@XLIT 3.748%	1,505	1,171,548

Total Preferred Stock (Cost $6,087,470)		6,111,453

LVIP JPMorgan High Yield Fund–18

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

WARRANT–0.00%
@=General Maritime exercise price $42.50, expiration date 5/17/17	132	$0

Total Warrant (Cost $0)		0

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–2.97%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	24,045,945	$24,045,945

Total Money Market Fund (Cost $24,045,945)		24,045,945

TOTAL VALUE OF SECURITIES–98.48% (Cost $824,140,969)	798,415,922
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.52%	12,296,539

NET ASSETS APPLICABLE TO 75,459,499 SHARES OUTSTANDING–100.00%	$810,712,461

NET ASSET VALUE PER SHARE–LVIP JP MORGAN HIGH YIELD FUND STANDARD CLASS ($644,956,504 / 60,015,395 Shares)	$10.747

NET ASSET VALUE PER SHARE–LVIP JP MORGAN HIGH YIELD FUND SERVICE CLASS ($165,755,957 / 15,444,104 Shares)	$10.733

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$830,417,076
Undistributed net investment income	25,310,305
Accumulated net realized loss on investments	(19,289,873)
Net unrealized depreciation of investments	(25,725,047)

Total net assets	$810,712,461

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2016, the aggregate value of Rule 144A securities was $319,905,161, which represents 39.46% of the Fund’s net assets. See Note 5 in “Notes to Financial Statements.”

~	100% of the income received on this PIK security was in the form of cash.

†	Non-income producing for the period.

•	Variable rate security. The rate shown is the rate as of June 30, 2016. Interest rates reset periodically.

«	Includes $3,882,144 payable for securities purchased, $342,007 payable for fund shares redeemed, $434,199 due to manager and affiliates, and $339 prepaid printing and mailing fees to Lincoln Life.

@	Illiquid security. At June 30, 2016, the aggregate value of illiquid securities was $9,235,128, which represents 1.14% of the Fund’s net assets. See Note 5 in “Notes to Financial Statements.”

♦

PassThrough Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2016, the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2016.

°	Principal amount shown is stated in U.S. dollars.

‡	Non-income producing security. Security is currently in default.

Summary of Abbreviations:

DIP–Debtor-in-Possession

IT–Information Technology

PIK–Payment-in-kind

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan High Yield Fund–19

LVIP JPMorgan High Yield Fund

Statement of Operations

Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME:
Interest	$25,704,801
Dividends	130,431

25,835,232

EXPENSES:
Management fees	2,483,418
Distribution fees-Service Class	196,579
Accounting and administration expenses	98,381
Professional fees	30,204
Reports and statements to shareholders	29,057
Pricing fees	28,893
Trustees’ fees and expenses	10,126
Custodian fees	5,897
Consulting fees	1,134
Other	5,501

2,889,190
Less management fees waived	(134,433)

Total operating expenses	2,754,757

NET INVESTMENT INCOME	23,080,475

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from investments	(11,459,891)
Net change in unrealized appreciation (depreciation) of investments	43,623,542

NET REALIZED AND UNREALIZED GAIN	32,163,651

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$55,244,126

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan High Yield Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$23,080,475	$39,381,587
Net realized loss	(11,459,891)	(7,721,108)
Net change in unrealized appreciation (depreciation)	43,623,542	(62,428,595)

Net increase (decrease) in net assets resulting from operations	55,244,126	(30,768,116)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(32,772,302)
Service Class	—	(7,713,348)
Net realized gain:
Standard Class	—	(2,815,989)
Service Class	—	(815,519)

	—	(44,117,158)

CAPITAL SHARE TRANSACTIONS:

Proceeds from shares sold:
Standard Class	22,013,980	182,031,504
Service Class	29,384,455	67,229,849
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	35,588,291
Service Class	—	8,528,867

	51,398,435	293,378,511

Cost of shares redeemed:
Standard Class	(46,647,777)	(59,813,010)
Service Class	(26,688,050)	(61,469,400)

	(73,335,827)	(121,282,410)

Increase (decrease) in net assets derived from capital share transactions	(21,937,392)	172,096,101

NET INCREASE IN NET ASSETS	33,306,734	97,210,827
NET ASSETS:
Beginning of period	777,405,727	680,194,900

End of period	$810,712,461	$777,405,727

Undistributed net investment income	$25,310,305	$2,229,830

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan High Yield Fund–20

LVIP JPMorgan High Yield Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP JPMorgan High Yield Fund Standard Class
	Six Months Ended 6/30/16[1] (unaudited)	12/31/15	12/31/14	Year Ended 12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$10.026	$11.082	$11.304	$11.123	$10.139	$10.372

Income (loss) from investment operations:
Net investment income[2]	0.302	0.618	0.609	0.639	0.681	0.682
Net realized and unrealized gain (loss)	0.419	(1.051)	(0.290)	0.090	0.825	(0.402)

Total from investment operations	0.721	(0.433)	0.319	0.729	1.506	0.280

Less dividends and distributions from:
Net investment income	—	(0.565)	(0.502)	(0.546)	(0.522)	(0.513)
Net realized gain	—	(0.058)	(0.039)	(0.002)	—	—

Total dividends and distributions	—	(0.623)	(0.541)	(0.548)	(0.522)	(0.513)

Net asset value, end of period	$10.747	$10.026	$11.082	$11.304	$11.123	$10.139

Total return[3]	7.18%	(3.94% )	2.84%	6.57%	14.93%	2.78%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$644,956	$625,243	$526,920	$404,998	$207,465	$90,518
Ratio of expenses to average net assets	0.65%	0.65%	0.67%	0.71%	0.75%	0.79%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.68%	0.68%	0.70%	0.73%	0.75%	0.79%
Ratio of net investment income to average net assets	5.92%	5.56%	5.23%	5.55%	6.22%	6.45%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	5.89%	5.53%	5.20%	5.53%	6.22%	6.45%
Portfolio turnover	22%	36%	37%	33%	36%	57%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan High Yield Fund–21

LVIP JPMorgan High Yield Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP JPMorgan High Yield Fund Service Class
	Six Months
	Ended
	6/30/16[1]			Year Ended
	(unaudited)	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$10.026	$11.080	$11.302	$11.122	$10.143	$10.370

Income (loss) from investment operations:
Net investment income[2]	0.289	0.590	0.579	0.609	0.652	0.647
Net realized and unrealized gain (loss)	0.418	(1.049)	(0.289)	0.090	0.825	(0.392)

Total from investment operations	0.707	(0.459)	0.290	0.699	1.477	0.255

Less dividends and distributions from:
Net investment income	—	(0.537)	(0.473)	(0.517)	(0.498)	(0.482)
Net realized gain	—	(0.058)	(0.039)	(0.002)	—	—

Total dividends and distributions	—	(0.595)	(0.512)	(0.519)	(0.498)	(0.482)

Net asset value, end of period	$10.733	$10.026	$11.080	$11.302	$11.122	$10.143

Total return[3]	7.05%	(4.17% )	2.58%	6.31%	14.63%	2.54%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$165,756	$152,163	$153,275	$149,361	$130,206	$78,859
Ratio of expenses to average net assets	0.90%	0.90%	0.92%	0.96%	1.00%	1.04%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.93%	0.93%	0.95%	0.98%	1.00%	1.04%
Ratio of net investment income to average net assets	5.67%	5.31%	4.98%	5.30%	5.97%	6.20%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	5.64%	5.28%	4.95%	5.28%	5.97%	6.20%
Portfolio turnover	22%	36%	37%	33%	36%	57%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan High Yield Fund–22

LVIP JPMorgan High Yield Fund

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 ( the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP JPMorgan High Yield Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Open-end investment companies are valued at their published net asset value. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2016 and for all open tax years (years ended December 31, 2012–December 31, 2015), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2016, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2016.

LVIP JPMorgan High Yield Fund—23

LVIP JPMorgan High Yield Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.65% of the first $500 million of the Fund’s average daily net assets; and 0.60% of the Fund’s average daily net assets in excess of $500 million. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of the Fund’s average daily net assets in excess of $250 million. This agreement will continue through at least April 30, 2017, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2016, costs for these administrative and legal services were as follows:

Administrative	$20,448
Legal.	5,623

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $21,194 for the six months ended June 30, 2016.

The Fund offers Standard Class and Service Class shares. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual distribution and/or service fee (“12b-1 Fee”) at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the 12b-1 Fee is limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2016, the Fund had receivables due from, liabilities payable and prepaid expenses to affiliates as follows:

Management fees payable to LIAC	$399,621
Distribution fees payable to LFD	34,578
Prepaid printing and mailing fees to Lincoln Life	339

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$181,499,864
Sales	165,499,881

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$824,140,969

Aggregate unrealized appreciation	$17,014,746
Aggregate unrealized depreciation	(42,739,793)

Net unrealized depreciation	$(25,725,047)

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

LVIP JPMorgan High Yield Fund–24

LVIP JPMorgan High Yield Fund

Notes to Financial Statements (continued)

3. Investments (continued)

As of December 31, 2015, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short Term	Long Term	Total
$2,694,552	$4,821,633	$7,516,185

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Convertible Bond	$ —	$ 370,000	$—	$ 370,000
Corporate Bonds	—	727,259,323	—	727,259,323
Senior Secured Loans	—	40,337,974	—	40,337,974
Common Stock
Automobiles	—	—	—	—
Independent Power & Renewable Electricity Producers	21,550	—	—	21,550
Wireless Telecommunication Services	269,677	—	—	269,677
Preferred Stock	176,456	5,934,997	—	6,111,453
Warrant	—	—	—	—
Money Market Fund	24,045,945	—	—	24,045,945
Total	$24,513,628	$773,902,294	$—	$798,415,922

The value of Level 3 investments was zero at the end of the period.

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP JPMorgan High Yield Fund–25

LVIP JPMorgan High Yield Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/16	Year Ended 12/31/15
Shares sold:
Standard Class	2,147,855	16,689,285
Service Class	2,873,656	6,049,249
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	3,511,828
Service Class	—	839,514

	5,021,511	27,089,876

Shares redeemed:
Standard Class	(4,492,485)	(5,388,496)
Service Class	(2,606,615)	(5,545,154)

	(7,099,100)	(10,933,650)

Net increase	(2,077,589)	16,156,226

5. Credit and Market Risk

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investors Service Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A and illiquid securities are identified on the Statement of Net Assets.

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP JPMorgan High Yield Fund–26

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

(formerly LVIP JPMorgan Mid Cap Value Managed Volatility Fund)

a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2016

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2016 to June 30, 2016

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*
Actual
Standard Class Shares	$1,000.00	$1,035.00	0.79%	$4.00
Service Class Shares	1,000.00	1,033.60	1.04%	5.26
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.93	0.79%	$3.97
Service Class Shares	1,000.00	1,019.69	1.04%	5.22

*

“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–1

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–1

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2016

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets

Common Stock	91.16%

Aerospace & Defense	0.95%
Airlines	0.55%
Automobiles	0.22%
Banks	5.57%
Beverages	1.34%
Biotechnology	0.54%
Building Products	0.64%
Capital Markets	2.83%
Chemicals	0.94%
Commercial Services & Supplies	0.36%
Communications Equipment	0.74%
Construction & Engineering	0.62%
Consumer Finance	0.73%
Containers & Packaging	2.38%
Distributors	0.70%
Diversified Financial Services	0.37%
Diversified Telecommunication Services	0.66%
Electric Utilities	3.44%
Electrical Equipment	2.02%
Electronic Equipment, Instruments & Components	2.48%
Energy Equipment & Services	0.78%
Food & Staples Retailing	1.52%
Food Products	1.61%
Gas Utilities	1.40%
Health Care Equipment & Supplies	0.75%
Health Care Providers & Services	4.06%
Hotels, Restaurants & Leisure	1.24%
Household Durables	2.36%
Household Products	0.47%
Independent Power & Renewable Electricity Producers	0.05%
Industrial Conglomerates	0.86%
Insurance	6.87%
Internet & Catalog Retail	1.05%
Internet Software & Services	0.22%
IT Services	1.50%
Leisure Products	0.34%
Life Sciences Tools & Services	0.02%
Machinery	2.12%

Security Type/Sector	Percentage of Net Assets
Media	1.96%
Metals & Mining	0.35%
Multiline Retail	1.33%
Multi-Utilities	4.17%
Oil, Gas & Consumable Fuels	6.22%
Paper & Forest Products	0.03%
Personal Products	0.85%
Pharmaceuticals	0.65%
Professional Services	0.40%
Real Estate Investment Trusts	9.33%
Real Estate Management & Development	0.14%
Road & Rail	0.02%
Semiconductors & Semiconductor Equipment	2.63%
Software	2.01%
Specialty Retail	3.43%
Technology Hardware, Storage & Peripherals	0.43%
Textiles, Apparel & Luxury Goods	1.31%
Trading Companies & Distributors	0.60%

Money Market Fund	8.36%

Total Value of Securities	99.52%

Receivables and Other Assets Net of Liabilities	0.48%

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets

EQT	1.43%
Energen	1.31%
Edison International	1.17%
Mohawk Industries	1.15%
Loews	1.10%
Synopsys	1.05%
AmerisourceBergen	1.02%
Columbia Pipeline Group	1.01%
Arrow Electronics	1.00%
M&T Bank	0.99%
Total	11.23%

IT–Information Technology

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–2

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Statement of Net Assets

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–91.16%
Aerospace & Defense–0.95%
BWX Technologies	9,660	$345,538
Curtiss-Wright	5,600	471,800
Huntington Ingalls Industries	9,235	1,551,757
L-3 Communications Holdings	1,640	240,572
Northrop Grumman	6,780	1,507,058
†Spirit AeroSystems Holdings Class A	18,080	777,440

		4,894,165

Airlines–0.55%
Delta Air Lines	36,850	1,342,445
†JetBlue Airways	27,410	453,910
†United Continental Holdings	25,520	1,047,341

		2,843,696

Automobiles–0.22%
General Motors	40,000	1,132,000

		1,132,000

Banks–5.57%
Citigroup	55,600	2,356,884
Citizens Financial Group	109,860	2,195,003
East West Bancorp	4,700	160,646
Fifth Third Bancorp	224,750	3,953,353
First Republic Bank	35,295	2,470,297
Huntington Bancshares	153,853	1,375,446
M&T Bank	43,202	5,107,772
PNC Financial Services Group	18,800	1,530,132
Popular	36,000	1,054,800
Regions Financial	27,540	234,365
†Signature Bank	1,100	137,412
SunTrust Banks	101,338	4,162,965
†SVB Financial Group	1,950	185,562
Synovus Financial	9,000	260,910
Wells Fargo	55,400	2,622,082
Zions Bancorporation	37,651	946,170

		28,753,799

Beverages–1.34%
Constellation Brands Class A	19,001	3,142,765
Dr Pepper Snapple Group	39,217	3,789,539

		6,932,304

Biotechnology–0.54%
†Alkermes	3,800	164,236
†Alnylam Pharmaceuticals	2,000	110,980
Amgen	1,800	273,870
†BioMarin Pharmaceutical	3,100	241,180
Gilead Sciences	17,000	1,418,140
†Incyte	2,700	215,946
†Intercept Pharmaceuticals	900	128,412
†Medivation	4,360	262,908

		2,815,672

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Building Products–0.64%
Fortune Brands Home & Security	57,346	$3,324,348

		3,324,348

Capital Markets–2.83%
Ameriprise Financial	23,488	2,110,397
Goldman Sachs Group	4,300	638,894
Invesco	91,725	2,342,657
Lazard Class A	1,610	47,946
Legg Mason	35,212	1,038,402
Morgan Stanley	10,700	277,986
Northern Trust	42,300	2,802,798
Raymond James Financial	40,334	1,988,466
T. Rowe Price Group	46,532	3,395,440

		14,642,986

Chemicals–0.94%
Cabot	28,790	1,314,551
Huntsman	1,060	14,257
LyondellBasell Industries Class A	15,900	1,183,278
PPG Industries	1,220	127,063
Sherwin-Williams	7,554	2,218,383

		4,857,532

Commercial Services & Supplies–0.36%
KAR Auction Services	27,010	1,127,397
Pitney Bowes	24,100	428,980
R.R. Donnelley & Sons	17,800	301,176

		1,857,553

Communications Equipment–0.74%
†ARRIS International	25,160	527,354
Cisco Systems	25,200	722,988
†CommScope Holding	83,657	2,595,877

		3,846,219

Construction & Engineering–0.62%
†AECOM	61,830	1,964,339
Fluor	2,680	132,070
†Jacobs Engineering Group	9,540	475,187
Valmont Industries	4,700	635,769

		3,207,365

Consumer Finance–0.73%
†Ally Financial	100,561	1,716,576
Capital One Financial	1,000	63,510
Discover Financial Services	24,060	1,289,375
†Synchrony Financial	28,020	708,346

		3,777,807

Containers & Packaging–2.38%
Avery Dennison	4,390	328,153
Ball	47,962	3,467,173
†Crown Holdings	6,720	340,502
Graphic Packaging Holding	9,490	119,004

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–3

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Containers & Packaging (continued)
International Paper	7,580	$321,240
Sealed Air	4,130	189,856
Silgan Holdings	71,324	3,670,333
WestRock	98,769	3,839,151

		12,275,412

Distributors–0.70%
Genuine Parts	35,813	3,626,066

		3,626,066

Diversified Financial Services–0.37%
Intercontinental Exchange	880	225,245
MSCI	14,790	1,140,605
Nasdaq	1,260	81,484
Voya Financial	18,200	450,632

		1,897,966

Diversified Telecommunication Services–0.66%
AT&T	21,100	911,731
CenturyLink	30,650	889,157
Frontier Communications	33,060	163,316
Verizon Communications	25,900	1,446,256

		3,410,460

Electric Utilities–3.44%
Alliant Energy	6,160	244,552
American Electric Power	12,300	862,107
Edison International	78,076	6,064,163
Entergy	14,320	1,164,932
FirstEnergy	4,100	143,131
Great Plains Energy	5,300	161,120
NextEra Energy	6,900	899,760
Pinnacle West Capital	620	50,257
Westar Energy	55,075	3,089,157
Xcel Energy	113,636	5,088,620

		17,767,799

Electrical Equipment–2.02%
AMETEK	71,908	3,324,307
Hubbell	35,848	3,780,888
Regal Beloit	60,410	3,325,571

		10,430,766

Electronic Equipment, Instruments & Components–2.48%
Amphenol Class A	59,511	3,411,766
†Arrow Electronics	82,981	5,136,524
Avnet	6,300	255,213
CDW	27,400	1,098,192
Ingram Micro	1,760	61,213
Jabil Circuit	16,010	295,705
†Keysight Technologies	68,000	1,978,120
SYNNEX	6,000	568,920

		12,805,653

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Energy Equipment & Services–0.78%
Baker Hughes	720	$32,494
Ensco Class A	64,100	622,411
†FMC Technologies	21,500	573,405
Frank’s International	17,800	260,058
Nabors Industries	23,700	238,185
Rowan	29,210	515,849
Schlumberger	11,584	916,063
†Seadrill	78,300	253,692
Superior Energy Services	32,800	603,848

		4,016,005

Food & Staples Retailing–1.52%
CVS Health	4,800	459,552
Kroger	124,076	4,564,756
†Rite Aid	119,712	896,643
Sysco	18,100	918,394
†US Foods Holding	6,700	162,408
Wal-Mart Stores	11,600	847,032

		7,848,785

Food Products–1.61%
Archer-Daniels-Midland	33,900	1,453,971
Ingredion	11,470	1,484,333
Pilgrim’s Pride	63,800	1,625,624
†TreeHouse Foods	13,770	1,413,491
Tyson Foods Class A	35,340	2,360,359

		8,337,778

Gas Utilities–1.40%
National Fuel Gas	59,483	3,383,393
Questar	92,775	2,353,702
UGI	32,970	1,491,893

		7,228,988

Health Care Equipment & Supplies–0.75%
C.R. Bard	3,010	707,832
Hill-Rom Holdings	9,400	474,230
†Hologic.	34,090	1,179,514
St. Jude Medical	3,000	234,000
Zimmer Biomet Holdings	10,810	1,301,308

		3,896,884

Health Care Providers & Services–4.06%
AmerisourceBergen	66,566	5,280,015
Anthem	5,400	709,236
†Centene	4,992	356,279
Cigna	23,515	3,009,685
†Express Scripts Holding	16,100	1,220,380
†Henry Schein	15,951	2,820,137
Humana	22,097	3,974,808
†Premier Class A	6,900	225,630
†Tenet Healthcare	30,650	847,166

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–4

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
Universal Health Services Class B	18,681	$2,505,122

		20,948,458

Hotels, Restaurants & Leisure–1.24%
Darden Restaurants	2,025	128,263
Hilton Worldwide Holdings	152,670	3,439,655
International Game Technology	7,300	136,802
Marriott International Class A	33,320	2,214,447
McDonald’s	4,000	481,360

		6,400,527

Household Durables–2.36%
DR Horton	48,475	1,525,993
†Mohawk Industries	31,408	5,959,982
Newell Brands	96,381	4,681,225

		12,167,200

Household Products–0.47%
Energizer Holdings	47,115	2,425,951

		2,425,951

Independent Power & Renewable Electricity Producers–0.05%
AES	19,130	238,742

		238,742

Industrial Conglomerates–0.86%
Carlisle	42,014	4,440,039

		4,440,039

Insurance–6.87%
†Alleghany	3,539	1,944,964
Allied World Assurance Holdings	6,260	219,976
Allstate	15,800	1,105,210
American Financial Group	5,870	433,969
American National Insurance	400	45,260
Aon	1,820	198,799
†Arch Capital Group	1,340	96,480
Aspen Insurance Holdings	13,070	606,187
Assurant	2,790	240,805
Assured Guaranty	4,170	105,793
Axis Capital Holdings	9,600	528,000
Chubb	13,534	1,769,029
Endurance Specialty Holdings	1,670	112,157
Everest Re Group	3,600	657,612
FNF Group	1,150	43,125
Hanover Insurance Group	6,160	521,259
Hartford Financial Services Group	108,777	4,827,523
Loews	138,176	5,677,652
Marsh & McLennan	71,016	4,861,755
Principal Financial Group	3,500	143,885
Progressive	45,870	1,536,645
Prudential Financial	6,200	442,308
Torchmark	1,730	106,949
Travelers	5,200	619,008

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance (continued)
Unum Group	100,867	$3,206,562
Validus Holdings	14,600	709,414
W.R. Berkley	21,525	1,289,778
XL Group	103,065	3,433,095

		35,483,199

Internet & Catalog Retail–1.05%
Expedia	39,292	4,176,740
†Groupon	17,820	57,915
†Liberty Interactive Corp QVC Group Class A	46,900	1,189,853

		5,424,508

Internet Software & Services–0.22%
†Match Group	75,410	1,136,806

		1,136,806

IT Services–1.50%
Computer Sciences	28,480	1,414,032
†CoreLogic	1,000	38,480
Jack Henry & Associates	47,825	4,173,688
Leidos Holdings	12,070	577,791
Total System Services	1,300	69,043
†Vantiv Class A	20,970	1,186,902
Western Union	3,900	74,802
@Xerox	20,280	192,457

		7,727,195

Leisure Products–0.34%
Mattel	47,300	1,480,017
†Vista Outdoor	5,500	262,515

		1,742,532

Life Sciences Tools & Services–0.02%
†VWR	4,030	116,467

		116,467

Machinery–2.12%
Crane	12,370	701,626
IDEX	40,601	3,333,342
Illinois Tool Works	8,900	927,024
Ingersoll-Rand	3,790	241,347
Parker-Hannifin	5,650	610,483
†Rexnord	98,303	1,929,688
Snap-on	20,390	3,217,950

		10,961,460

Media–1.96%
CBS Class B	49,991	2,721,510
†Discovery Communications Class C	2,730	65,111
†DISH Network Class A	61,912	3,244,189
Interpublic Group	10,590	244,629
Scripps Networks Interactive Class A	2,800	174,356
†Sirius XM Holdings	151,900	600,005

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–5

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Media (continued)
TEGNA	90,337	$2,093,108
Time	59,845	985,049

		10,127,957

Metals & Mining–0.35%
Nucor	710	35,081
Reliance Steel & Aluminum	5,350	411,415
Steel Dynamics	55,440	1,358,280

		1,804,776

Multiline Retail–1.33%
†Dollar Tree	2,010	189,422
Kohl’s	100,025	3,792,948
Macy’s	9,930	333,747
Nordstrom	52,456	1,995,951
Target	7,900	551,578

		6,863,646

Multi-Utilities–4.17%
Ameren	3,750	200,925
CenterPoint Energy	200,109	4,802,616
CMS Energy	109,830	5,036,804
Consolidated Edison	2,770	222,819
DTE Energy	4,930	488,662
Public Service Enterprise Group	20,220	942,454
SCANA	8,500	643,110
Sempra Energy	43,721	4,985,068
WEC Energy Group	64,360	4,202,708

		21,525,166

Oil, Gas & Consumable Fuels–6.22%
Apache	1,300	72,371
Chevron	5,000	524,150
Cimarex Energy	3,280	391,370
Columbia Pipeline Group	205,364	5,234,728
ConocoPhillips	5,300	231,080
Denbury Resources	36,500	131,035
Energen	139,773	6,738,456
EQT	95,350	7,382,951
Exxon Mobil	6,000	562,440
†Gulfport Energy	2,400	75,024
Hess	2,400	144,240
Marathon Oil	114,110	1,712,791
Marathon Petroleum	20,340	772,106
Murphy Oil	4,540	144,145
Noble Energy	630	22,598
Occidental Petroleum	14,700	1,110,732
ONEOK	2,200	104,390
PBF Energy Class A	90,199	2,144,932
QEP Resources	30,630	540,007
†Southwestern Energy	96,122	1,209,215
Tesoro	7,900	591,868
Valero Energy	27,330	1,393,830

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
World Fuel Services	15,580	$739,894
†WPX Energy	15,880	147,843

		32,122,196

Paper & Forest Products–0.03%
Domtar	3,910	136,889

		136,889

Personal Products–0.85%
†Edgewell Personal Care	34,864	2,942,870
†Herbalife	14,340	839,320
Nu Skin Enterprises Class A	13,000	600,470

		4,382,660

Pharmaceuticals–0.65%
†Endo International	15,700	244,763
†Mallinckrodt	5,900	358,602
Perrigo	1,800	163,206
Pfizer	73,500	2,587,935

		3,354,506

Professional Services–0.40%
Equifax	10,496	1,347,686
ManpowerGroup	5,030	323,630
†TransUnion	11,600	387,904

		2,059,220

Real Estate Investment Trusts–9.33%
American Campus Communities	50,800	2,685,796
American Capital Agency	12,600	249,732
American Homes 4 Rent Class A	92,513	1,894,666
Annaly Capital Management	49,930	552,725
Apartment Investment & Management	6,430	283,949
AvalonBay Communities	19,107	3,446,712
Boston Properties	25,555	3,370,705
Brandywine Realty Trust	58,450	981,960
Brixmor Property Group	122,582	3,243,520
Carey (W.P.) ADR	16,860	1,170,421
Chimera Investment	18,300	287,310
Corrections of America	22,500	787,950
Crown Castle International	1,550	157,217
DDR	3,700	67,118
Digital Realty Trust	920	100,271
Douglas Emmett	2,660	94,483
DuPont Fabros Technology	9,200	437,368
Equinix	4,720	1,830,086
†Equity Commonwealth	45,460	1,324,250
Equity LifeStyle Properties	3,930	314,597
Essex Property Trust	7,700	1,756,293
Extra Space Storage	3,860	357,204
General Growth Properties	61,255	1,826,624
HCP	38,408	1,358,875
Hospitality Properties Trust	9,000	259,200

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–6

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
Kimco Realty	120,936	$3,794,972
Mid-America Apartment Communities	1,190	126,616
Outfront Media	88,510	2,139,287
Piedmont Office Realty Trust Class A	29,900	644,046
Post Properties	4,620	282,051
Rayonier	83,363	2,187,445
Regency Centers	33,713	2,822,789
SL Green Realty	250	26,617
Taubman Centers	3,490	258,958
Ventas	300	21,846
Vornado Realty Trust	40,495	4,054,359
Welltower	1,130	86,072
Weyerhaeuser	98,279	2,925,766

		48,209,856

Real Estate Management & Development–0.14%
Jones Lang LaSalle	7,320	713,334

		713,334

Road & Rail–0.02%
Landstar System	1,560	107,110

		107,110

Semiconductors & Semiconductor Equipment–2.63%
Analog Devices	54,635	3,094,526
Applied Materials	33,270	797,482
KLA-Tencor	62,437	4,573,510
Lam Research	1,900	159,714
Marvell Technology Group	117,740	1,122,062
†ON Semiconductor	6,960	61,387
QUALCOMM	32,730	1,753,346
Skyworks Solutions	4,600	291,088
Teradyne	28,700	565,103
Xilinx	25,735	1,187,155

		13,605,373

Software–2.01%
Activision Blizzard	28,050	1,111,621
@CA	20,500	673,015
†Cadence Design Systems	43,960	1,068,228
†Citrix Systems	7,720	618,295
Microsoft	12,860	658,046
†Nuance Communications	33,100	517,353
†Synopsys	100,611	5,441,043
†Take-Two Interactive Software	8,100	307,152

		10,394,753

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail–3.43%
†AutoZone	4,705	$3,735,017
Bed Bath & Beyond	63,506	2,744,729
Best Buy	129,049	3,948,899
Gap	136,805	2,903,002
Lowe’s	6,900	546,273
†Michaels	19,000	540,360
†Murphy USA	360	26,698
Tiffany & Co.	44,245	2,683,017
†Urban Outfitters	21,900	602,250

		17,730,245

Technology Hardware, Storage & Peripherals–0.43%
Apple	2,600	248,560
HP	45,100	566,005
†NCR	41,600	1,155,232
Western Digital	5,500	259,930

		2,229,727

Textiles, Apparel & Luxury Goods–1.31%
†Kate Spade & Co.	9,000	185,490
†Michael Kors Holdings	11,300	559,124
PVH	47,925	4,515,973
VF	24,276	1,492,731

		6,753,318

Trading Companies & Distributors–0.60%
MSC Industrial Direct	43,978	3,103,088

		3,103,088

Total Common Stock (Cost $416,470,349)		470,864,912

MONEY MARKET FUND–8.36%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	43,163,408	43,163,408

Total Money Market Fund (Cost $43,163,408)		43,163,408

TOTAL VALUE OF SECURITIES–99.52% (Cost $459,633,757)	514,028,320
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.48%	2,468,101

NET ASSETS APPLICABLE TO 35,166,514 SHARES OUTSTANDING–100.00%	$516,496,421

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–7

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Statement of Net Assets (continued)

NET ASSET VALUE PER SHARE–LVIP JPMORGAN SELECT MID CAP VALUE MANAGED VOLATILITY FUND STANDARD CLASS ($34,116,805 / 2,305,314 Shares)	$14.799
NET ASSET VALUE PER SHARE–LVIP JPMORGAN SELECT MID CAP VALUE MANAGED VOLATILITY FUND SERVICE CLASS ($482,379,616 / 32,861,200 Shares)	$14.679

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$494,062,989
Undistributed net investment income	2,121,000
Accumulated net realized loss on investments	(28,848,507)
Net unrealized appreciation of investments and derivatives	49,160,939

TOTAL NET ASSETS	$516,496,421

†	Non-income producing for the period.

«

Includes $7,874,659 cash collateral held at broker for futures contracts, $399,383 due to manager and affiliates, $4,807,920 payable for securities purchased and $45,652 payable for fund shares redeemed as of June 30, 2016.

@	Illiquid security. At June 30, 2016, the aggregate value of illiquid securities was $865,472, which represents 0.17% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

The following futures contracts were outstanding at June 30, 2016:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(866) E-mini S&P 500 Index	$(88,087,958)	$(90,505,660)	9/19/16	$(2,417,702)
(570) E-mini S&P MidCap 400 Index	(82,285,078)	(85,101,000)	9/19/16	(2,815,922)
				$(5,233,624)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

ADR–American Depository Receipt

IT–Information Technology

1See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–8

LVIP JPMorgan Select Mid Cap Value

Managed Volatility Fund

Statement of Operations

Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME:
Dividends	$4,530,676
Foreign tax withheld	(809)

4,529,867

EXPENSES:
Management fees	1,692,311
Distribution fees-Service Class	547,253
Accounting and administration expenses	114,258
Reports and statements to shareholders	42,868
Professional fees.	20,142
Trustees’ fees and expenses	6,028
Custodian fees	5,389
Consulting fees	1,979
Pricing fees	582
Other	1,860

2,432,670
Less management fees waived	(23,803)

Total operating expenses	2,408,867

NET INVESTMENT INCOME	2,121,000

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	7,576,718
Foreign currencies	374
Futures contracts	(8,172,135)

Net realized loss	(595,043)

Net change in unrealized appreciation (depreciation) of:
Investments	19,218,252
Futures contracts	(4,224,466)

Net change in unrealized appreciation (depreciation)	14,993,786

NET REALIZED AND UNREALIZED GAIN	14,398,743

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,519,743

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan Select Mid Cap Value

Managed Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,121,000	$2,104,957
Net realized loss	(595,043)	(14,477,110)
Net change in unrealized appreciation (depreciation)	14,993,786	(24,039,003)

Net increase (decrease) in net assets resulting from operations	16,519,743	(36,411,156)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(228,061)
Service Class	—	(1,876,496)
Return of capital:
Standard Class	—	(27,387)
Service Class	—	(357,315)

	—	(2,489,259)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,793,213	7,518,100
Service Class	69,718,723	156,103,820
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	255,448
Service Class	—	2,233,811

	73,511,936	166,111,179

Cost of shares redeemed:
Standard Class	(2,906,444)	(5,343,678)
Service Class	(18,384,866)	(35,100,023)

	(21,291,310)	(40,443,701)

Increase in net assets derived from capital share transactions	52,220,626	125,667,478

NET INCREASE IN NET ASSETS	68,740,369	86,767,063
NET ASSETS:
Beginning of period	447,756,052	360,988,989

End of period	$516,496,421	$447,756,052

Undistributed net investment income	$2,121,000	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund––9

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Standard Class
	Six Months Ended 6/30/16[1], 2 (unaudited)			Year Ended 12/31/13
		12/31/15	12/31/14		12/31/12[3]	12/31/11

Net asset value, beginning of period	$14.299	$15.623	$14.564	$11.782	$10.357	$10.544

Income (loss) from investment operations:
Net investment income[4]	0.081	0.113	0.133	0.094	0.061	0.030
Net realized and unrealized gain (loss)	0.419	(1.322)	1.050	2.753	1.364	(0.217)

Total from investment operations.	0.500	(1.209)	1.183	2.847	1.425	(0.187)

Less dividends and distributions from:
Net investment income	—	(0.103)	(0.123)	(0.065)	—	—
Return of capital	—	(0.012)	(0.001)	—	—	—

Total dividends and distributions	—	(0.115)	(0.124)	(0.065)	—	—

Net asset value, end of period	$14.799	$14.299	$15.623	$14.564	$11.782	$10.357

Total return[5]	3.50%	(7.74% )	8.11%	24.17%	13.76%	(1.77% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$34,117	$32,080	$32,478	$24,156	$16,971	$20,844
Ratio of expenses to average net assets	0.79%	0.80%	0.81%	0.95%	1.13%	1.02%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.80%	0.81%	0.84%	0.99%	1.22%	1.08%
Ratio of net investment income to average net assets	1.13%	0.74%	0.89%	0.70%	0.55%	0.27%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.12%	0.73%	0.86%	0.66%	0.46%	0.21%
Portfolio turnover	52%	20%	24%	25%	146%	87%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. was added as a sub-adviser for the Fund’s volatility management overlay.

[3]	Commencing after the close of business on September 21, 2012, J.P. Morgan Investment Management, Inc. replaced Columbia Management Investment Advisors, LLC as the Fund’s sub-adviser.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–10

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Service Class
	Six Months Ended 6/30/16[1], 2 (unaudited)
		12/31/15	12/31/14	Year Ended 12/31/13	12/31/12[3]	12/31/11

Net asset value, beginning of period	$ 14.202	$ 15.515	$ 14.466	$ 11.705	$ 10.315	$ 10.526

Income (loss) from investment operations:
Net investment income[4]	0.063	0.074	0.095	0.061	0.033	0.003
Net realized and unrealized gain (loss)	0.414	(1.310)	1.041	2.731	1.357	(0.214)

Total from investment operations	0.477	(1.236)	1.136	2.792	1.390	(0.211)

Less dividends and distributions from:
Net investment income	—	(0.065)	(0.086)	(0.031)	—	—
Return of capital	—	(0.012)	(0.001)	—	—	—
Total dividends and distributions	—	(0.077)	(0.087)	(0.031)	—	—

Net asset value, end of period	$ 14.679	$ 14.202	$ 15.515	$ 14.466	$ 11.705	$ 10.315

Total return[5]	3.36%	(7.96% )	7.85%	23.87%	13.48%	(2.00% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$482,380	$415,676	$328,511	$199,294	$ 36,282	$ 25,100
Ratio of expenses to average net assets	1.04%	1.05%	1.06%	1.20%	1.38%	1.27%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.05%	1.06%	1.09%	1.24%	1.47%	1.33%
Ratio of net investment income to average net assets	0.88%	0.49%	0.64%	0.45%	0.30%	0.02%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.87%	0.48%	0.61%	0.41%	0.21%	(0.04)%
Portfolio turnover	52%	20%	24%	25%	146%	87%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. was added as a sub-adviser for the Fund’s volatility management overlay.

[3]	Commencing after the close of business on September 21, 2012, J.P. Morgan Investment Management, Inc. replaced Columbia Management Investment Advisors, LLC as the Fund’s sub-advisor.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–11

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (formerly, LVIP JPMorgan Mid Cap Value Managed Volatility Fund) (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek long-term capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not readily available are generally valued at fair value as determined in good faith under the policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2016 and for all open tax years (years ended December 31, 2012–December 31, 2015), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2016, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not generally separate the portion of realized gains and losses on investments resulting from changes in foreign exchange rates from that which is due to change in market prices. Both types of changes in gain/loss are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–12

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of the distributions by the issuer or management estimate. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Commission rebates are included in “Net realized gain (loss) on investments” on the Statement of Operations and totaled $3,306 for the six months ended June 30, 2016. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2016.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisers, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 1.05% of the first $60 million of the average daily net assets of the Fund; 0.75% of the next $90 million; and 0.65% of the average daily net assets in excess of $150 million. Prior to May 1, 2016, LIAC had contractually agreed to waive a portion of its advisory fee. The waiver amount was 0.12% on the first $60 million of average daily net assets of the Fund.

J.P. Morgan Investment Management, Inc. (“JPMorgan”) is responsible for managing the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays JPMorgan a fee based on the Fund’s average daily net assets. Effective May 1, 2016, SSGA Funds Management, Inc. (“SSGA”) is responsible for managing the Fund’s volatility management overlay. Prior to May 1, 2016, LIAC was responsible for managing the Fund’s volatility management overlay. For these services, LIAC, not the Fund, pays SSGA a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which are included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2016, costs for these administrative and legal services were as follows:

Administrative	$12,152
Legal	3,340

Lincoln Life also performs daily trading operations. The cost of these services are included in “Accounting and administration expenses” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $9,226 for the six months ended June 30, 2016.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $37,497 for the six months ended June 30, 2016.

The Fund offers Standard Class and Service Class shares. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual distribution and/or service fee (“12b-1 Fee”) at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the 12b-1 Fee is limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–13

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

At June 30, 2016, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$299,339
Distribution fees payable to LFD	97,749
Printing and mailing fees payable to Lincoln Life	2,295

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$224,731,848
Sales	288,200,182

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) were as follows:

Cost of investments	$459,633,757

Aggregate unrealized appreciation	$70,173,952
Aggregate unrealized depreciation	(15,779,389)

Net unrealized appreciation	$54,394,563

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

As of December 31, 2015, the Fund had the following capital loss carryforwards for federal income tax purposes:

Pre-Enactment Short-Term Capital Losses Expiring In	Post-Enactment Losses (No Expiration)*
2017	Short-Term	Long-Term	Total
$1,546,552	$10,105,615	$16,320,517	$27,972,684

*Capital loss carryovers with no expiration must be utilized first.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–14

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

	Level 1	Level 2	Total
Common Stock.	$469,999,440	$865,472	$470,864,912
Money Market Fund	43,163,408	—	43,163,408

Total	$513,162,848	$865,472	$514,028,320

Futures Contracts	$(5,233,624)	$—	$(5,233,624)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/16	Year Ended 12/31/15
Shares sold:
Standard Class	264,314	493,374
Service Class	4,870,413	10,258,776
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	17,764
Service Class	—	156,408

	5,134,727	10,926,322

Shares redeemed:
Standard Class	(202,429)	(346,632)
Service Class	(1,278,579)	(2,320,194)

	(1,481,008)	(2,666,826)

Net increase	3,653,719	8,259,496

5. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts — The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2016 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(5,233,624)

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–15

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(8,172,135)	$(4,224,466)

Average Volume of Derivatives-The table below summarizes the average balance of derivative holdings by the Fund for the six months ended June 30, 2016. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2016.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$11,296,514	$75,339,310

6. Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2016. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. As of June 30, 2016, there were no Rule 144A securities and illiquid securities are identified on the Statement of Net Assets.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–16

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Other Fund Information (unaudited)

Approval of Subadvisory Agreement

On January 6, 2016, the Board of Trustees of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things the approval of the sub-advisory agreement with SSGA Funds Management, Inc. (“SSGA FM”) (the “Sub-Advisory Agreement”) for the Fund. The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC, The Lincoln National Life Insurance Company (“Lincoln Life”) and SSGA FM prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to approval of investment sub-advisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LIAC, Lincoln Life and SSGA FM provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including in-person presentations by representatives of SSGA FM, information about proposed sub-advisory fees and compliance and regulatory matters. The Board noted that SSGA FM provided sub-advisory services to other funds in the Trust. After reviewing the information received, the Independent Trustees requested supplemental information, and LIAC and SSGA FM provided materials in response. The Board determined that, given the totality of the information provided with respect to the Sub-Advisory Agreement, the Board had received sufficient information to approve the Sub-Advisory Agreement. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and employees of Lincoln Life, LIAC and SSGA FM to consider the approval of the Sub-Advisory Agreement.

Based upon its review, the Board concluded that it was in the best interests of the Fund that the Sub-Advisory Agreement be approved for the Fund. In considering the approval of the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allow a particular weight to any one factor or group of factors.

Nature, Extent and Quality of Services. In considering the approval of the Sub-Advisory Agreement between LIAC and SSGA FM with respect to the Funds, the Board considered the nature, extent and quality of services to be provided by SSGA FM under the Sub-Advisory Agreement. The Board considered that SSGA FM provided sub-advisory services to other funds in the Trust and that the Board had reviewed extensive information provided by SSGA FM in connection with the annual contract renewal process most recently concluded in September 2015. The Board noted that State Street Global Advisors (“SSGA”), an affiliate of SSGA FM, has served as a consultant to LIAC with respect to the managed volatility overlay for the Fund and that LIAC proposed to delegate the responsibility of managing the Fund’s managed volatility overlay to SSGA FM as sub-adviser. The Board considered the criteria provided by LIAC in recommending SSGA FM be appointed a sub-adviser for the Fund’s managed volatility overlay, including historical modeling and noted that the Board was familiar with the managed volatility overlay services provided by SSGA as a consultant to LIAC with respect to the Fund. The Board reviewed the services to be provided by SSGA FM, the backgrounds of the investment professionals proposed to service the Fund, SSGA’s consulting work for LIAC with respect to the managed volatility overlay for the Fund and the reputation, resources and investment approach of SSGA FM. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board concluded that the services to be provided by SSGA FM were expected to be satisfactory.

Performance. With respect to performance, the Board considered that SSGA has served as a risk management consultant to LIAC with respect to the managed volatility overlay for the Fund and that the Board received quarterly performance information from LIAC and also from Morningstar, Inc. as part of the annual contract renewal process. The Board concluded that the services to be provided by SSGA FM were expected to be acceptable.

Sub-Advisory Fee and Economies of Scale. The Board reviewed the proposed sub-advisory fee schedule and noted SSGA FM’s statement that it does not sub-advise any portfolios with similar investment objectives. The Board considered that the sub-advisory fee schedule was negotiated between LIAC and SSGA FM, an unaffiliated third party and that LIAC would compensate SSGA FM from its fees. The Board concluded that the proposed sub-advisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered that the sub-advisory fee schedule was negotiated between LIAC and SSGA FM, an unaffiliated third party, and that LIAC would compensate SSGA FM from its fees. The Board reviewed materials provided by SSGA FM as to any additional benefits it receives and noted that SSGA FM indicated that it indirectly benefits from association with the Fund in the marketplace.

Overall Conclusions. Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Sub-Advisory Agreement are fair and reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the Fund.

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–17

LVIP Managed Risk Profile Target Maturity Funds

LVIP Managed Risk Profile 2010 Fund

LVIP Managed Risk Profile 2020 Fund

LVIP Managed Risk Profile 2030 Fund

LVIP Managed Risk Profile 2040 Fund

LVIP Managed Risk Profile 2050 Fund

each a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2016

LVIP Managed Risk Profile Target Maturity Funds

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Funds’ proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Managed Risk Profile Target Maturity Funds

Disclosure

        OF FUND EXPENSES (unaudited)

For the Period January 1, 2016 to June 30, 2016

Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of a Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) Fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect expense reimbursements in effect.

LVIP Managed Risk Profile 2010 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*
Actual
Standard Class Shares	$1,000.00	$1,025.00	0.30%	$1.51
Service Class Shares	1,000.00	1,023.70	0.55%	2.77
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.37	0.30%	$1.51
Service Class Shares	1,000.00	1,022.13	0.55%	2.77

LVIP Managed Risk Profile 2020 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*
Actual
Standard Class Shares	$1,000.00	$1,016.90	0.30%	$1.50
Service Class Shares	1,000.00	1,015.70	0.55%	2.76
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.37	0.30%	$1.51
Service Class Shares	1,000.00	1,022.13	0.55%	2.77

LVIP Managed Risk Profile 2030 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*
Actual
Standard Class Shares	$1,000.00	$1,010.90	0.30%	$1.50
Service Class Shares	1,000.00	1,009.70	0.55%	2.75
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.37	0.30%	$1.51
Service Class Shares	1,000.00	1,022.13	0.55%	2.77

LVIP Managed Risk Profile Target Maturity Funds–1

LVIP Managed Risk Profile Target Maturity Funds

Disclosure

OF FUND EXPENSES (continued)

LVIP Managed Risk Profile 2040 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*
Actual
Standard Class Shares	$1,000.00	$1,006.30	0.30%	$1.50
Service Class Shares	1,000.00	1,005.00	0.55%	2.74
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.37	0.30%	$1.51
Service Class Shares	1,000.00	1,022.13	0.55%	2.77

LVIP Managed Risk Profile 2050 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*
Actual
Standard Class Shares	$1,000.00	$1,004.30	0.30%	$1.50
Service Class Shares	1,000.00	1,003.00	0.55%	2.74
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.37	0.30%	$1.51
Service Class Shares	1,000.00	1,022.13	0.55%	2.77

*	“Expenses Paid During Period” are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Each Fund operates under a fund of funds structure. Each Fund invests a significant portion of its assets in other investment companies (“Underlying Funds”). In addition to the Funds’ expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP Managed Risk Profile Target Maturity Funds–2

LVIP Managed Risk Profile Target Maturity Funds

Security Type/Sector Allocations (unaudited)

As of June 30, 2016

LVIP Managed Risk Profile 2010 Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	93.66%
Equity Funds	26.87%
Fixed Income Funds	47.80%
International Equity Funds	15.10%
International Fixed Income Fund	3.89%
Unaffiliated Investment Companies	6.30%
Fixed Income Fund	0.97%
International Equity Fund	1.94%
Money Market Fund	3.39%
Total Value of Securities	99.96%
Receivables and Other Assets Net of Liabilities	0.04%
Total Net Assets	100.00%

LVIP Managed Risk Profile 2020 Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	93.88%
Equity Funds	33.78%
Fixed Income Funds	37.29%
International Equity Funds	20.85%
International Fixed Income Fund	1.96%
Unaffiliated Investment Companies	6.12%
International Equity Fund	2.95%
Money Market Fund	3.17%
Total Value of Securities	100.00%
Liabilities Net of Receivables and Other Assets	0.00%
Total Net Assets	100.00%

LVIP Managed Risk Profile 2030 Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	94.31%
Equity Funds	36.83%
Fixed Income Funds	30.59%
International Equity Funds	24.92%
International Fixed Income Fund	1.97%
Unaffiliated Investment Companies	5.61%
Commodity Fund	0.97%
International Equity Fund	1.96%
Money Market Fund	2.68%
Total Value of Securities	99.92%
Receivables and Other Assets Net of Liabilities	0.08%
Total Net Assets	100.00%

LVIP Managed Risk Profile 2040 Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	92.84%
Equity Funds	42.06%
Fixed Income Funds	20.42%
International Equity Funds	28.42%
International Fixed Income Fund	1.94%
Unaffiliated Investment Companies	6.26%
Commodity Fund	0.96%
International Equity Fund	1.93%
Money Market Fund	3.37%
Total Value of Securities	99.10%
Receivables and Other Assets Net of Liabilities	0.90%
Total Net Assets	100.00%

LVIP Managed Risk Profile 2050 Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	89.69%
Equity Funds	46.84%
Fixed Income Funds	8.55%
International Equity Funds	34.30%
Unaffiliated Investment Companies	8.32%
Commodity Fund	0.94%
International Equity Fund	2.84%
Money Market Fund	4.54%
Total Value of Securities	98.01%
Receivables and Other Assets Net of Liabilities	1.99%
Total Net Assets	100.00%

LVIP Managed Risk Profile Target Maturity Funds–3

LVIP Managed Risk Profile 2010 Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–93.66%
Equity Funds–26.87%
*Lincoln Variable Insurance Products Trust–
LVIP Delaware Special Opportunities Fund	20,207	$823,637
LVIP SSGA Mid-Cap Index Fund	39,716	414,321
LVIP SSGA S&P 500 Index Fund	616,143	9,198,394
LVIP SSGA Small-Cap Index Fund	32,696	821,288
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	19,245	412,912

		11,670,552

Fixed Income Funds–47.80%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	371,361	3,804,218
LVIP Delaware Bond Fund	298,133	4,247,209
LVIP Delaware Diversified Floating Rate Fund	127,576	1,262,369
LVIP JPMorgan High Yield Fund	117,239	1,259,845
LVIP PIMCO Low Duration Bond Fund	166,864	1,686,158
LVIP SSGA Bond Index Fund	723,879	8,500,514

		20,760,313

International Equity Funds–15.10%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	128,831	1,281,614
LVIP SSGA International Index Fund	656,400	5,278,765

		6,560,379

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES (continued)
International Fixed Income Fund–3.89%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	151,106	$1,691,327

		1,691,327

Total Affiliated Investment Companies (Cost $31,765,567)		40,682,571

UNAFFILIATED INVESTMENT COMPANIES–6.30%
Fixed Income Fund–0.97%
✢American Funds® – Mortgage Bond Fund	39,252	423,142

		423,142

International Equity Fund–1.94%
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	50,188	841,150

		841,150

Money Market Fund–3.39%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	1,471,208	1,471,208

		1,471,208

Total Unaffiliated Investment Companies (Cost $2,635,418)		2,735,500

TOTAL VALUE OF SECURITIES–99.96% (Cost $34,400,985)	43,418,071
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.04%	17,897

NET ASSETS APPLICABLE TO 3,724,882 SHARES OUTSTANDING–100.00%.	$43,435,968

*	Standard Class shares.

✢	Class 1 shares.

LVIP Managed Risk Profile 2010 Fund–4

LVIP Managed Risk Profile 2010 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2016:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(4)	British Pound Currency	$(350,134)	$(331,200)	9/20/16	$ 18,934
(3)	E-mini MSCI Emerging Markets Index	(125,218)	(125,205)	9/19/16	13
(1)	E-mini Russell 2000 Index	(118,354)	(114,740)	9/19/16	3,614
(12)	E-mini S&P 500 Index	(1,236,988)	(1,254,120)	9/19/16	(17,132)
(1)	E-mini S&P MidCap 400 Index	(152,004)	(149,300)	9/19/16	2,704
(1)	Euro Currency	(142,524)	(138,844)	9/20/16	3,680
(7)	Euro STOXX 50 Index	(217,895)	(221,784)	9/19/16	(3,889)
(4)	FTSE 100 Index	(324,736)	(341,998)	9/19/16	(17,262)
(1)	Japanese Yen Currency	(116,793)	(121,337)	9/20/16	(4,544)
(1)	Nikkei 225 Index (OSE)	(160,189)	(150,777)	9/9/16	9,412

					$ (4,470)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

OSE–Osaka Securities Exchange

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile 2010 Fund–5

LVIP Managed Risk Profile 2020 Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–93.88%
Equity Funds–33.78%
*Lincoln Variable Insurance Products Trust–
†LVIP Baron Growth Opportunities Fund	31,220	$1,342,514
LVIP Delaware Special Opportunities Fund	65,069	2,652,228
LVIP SSGA Mid-Cap Index Fund	127,887	1,334,122
LVIP SSGA S&P 500 Index Fund	2,433,659	36,332,094
LVIP SSGA Small-Cap Index Fund	52,642	1,322,308
LVIP SSGA Small-Mid Cap 200 Fund .	104,093	1,310,839
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	123,943	2,659,201

		46,953,306

Fixed Income Funds–37.29%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	664,164	6,803,698
LVIP Delaware Bond Fund	575,843	8,203,464
LVIP Delaware Diversified Floating Rate Fund	136,902	1,354,649
LVIP JPMorgan High Yield Fund	377,441	4,055,977
LVIP PIMCO Low Duration Bond Fund	537,180	5,428,209
LVIP SSGA Bond Index Fund	2,213,585	25,994,128

		51,840,125

International Equity Funds–20.85%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	414,791	4,126,340

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
LVIP SSGA International Index Fund	3,091,748	$24,863,838

		28,990,178

International Fixed Income Fund–1.96%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	243,228	2,722,449

		2,722,449

Total Affiliated Investment Companies (Cost $95,839,537)		130,506,058

UNAFFILIATED INVESTMENT COMPANIES–6.12%
International Equity Fund–2.95%
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	244,383	4,095,859

		4,095,859

Money Market Fund–3.17%
Dreyfus Treasury & Agency Cash
Management Fund - Institutional Shares (seven-day effective yield 0.24%)	4,413,587	4,413,587

		4,413,587

Total Unaffiliated Investment Companies (Cost $8,030,704)		8,509,446

TOTAL VALUE OF SECURITIES–100.00% (Cost $103,870,241)	139,015,504
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–0.00%	(1,083)

NET ASSETS APPLICABLE TO 12,184,354 SHARES OUTSTANDING–100.00%	$139,014,421

†	Non-income producing for the period.

*	Standard Class shares.

LVIP Managed Risk Profile 2020 Fund–6

LVIP Managed Risk Profile 2020 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2016:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(38)	British Pound Currency	$(3,262,463)	$(3,146,400)	9/20/16	$ 116,063
(25)	E-mini MSCI Emerging Markets Index	(1,009,695)	(1,043,375)	9/19/16	(33,680)
(8)	E-mini Russell 2000 Index	(907,209)	(917,920)	9/19/16	(10,711)
(95)	E-mini S&P 500 Index	(9,695,294)	(9,928,450)	9/19/16	(233,156)
(11)	E-mini S&P MidCap 400 Index	(1,599,687)	(1,642,300)	9/19/16	(42,613)
(16)	Euro Currency	(2,241,818)	(2,221,500)	9/20/16	20,318
(70)	Euro STOXX 50 Index	(2,169,881)	(2,217,835)	9/19/16	(47,954)
(38)	FTSE 100 Index	(3,084,667)	(3,248,982)	9/19/16	(164,315)
(11)	Japanese Yen Currency	(1,324,266)	(1,334,713)	9/20/16	(10,447)
(9)	Nikkei 225 Index (OSE)	(1,378,155)	(1,356,994)	9/9/16	21,161

					$(385,334)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

OSE–Osaka Securities Exchange

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile 2020 Fund–7

LVIP Managed Risk Profile 2030 Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–94.31%
Equity Funds–36.83%
*Lincoln Variable Insurance Products Trust–
†LVIP Baron Growth Opportunities Fund	36,116	$1,553,064
LVIP Delaware Special Opportunities Fund	75,267	3,067,889
LVIP MFS Value Fund	41,195	1,554,125
LVIP SSGA Mid-Cap Index Fund	147,931	1,543,215
LVIP SSGA S&P 500 Index Fund	2,815,143	42,027,265
LVIP SSGA Small-Cap Index Fund	121,778	3,058,945
LVIP SSGA Small-Mid Cap 200 Fund	120,402	1,516,221
†LVIP T. Rowe Price Growth Stock Fund	48,602	1,518,612
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	143,367	3,075,929

		58,915,265

Fixed Income Funds–30.59%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	614,636	6,296,334
LVIP Delaware Bond Fund	332,919	4,742,765
LVIP Delaware Diversified Floating Rate Fund	316,729	3,134,031
LVIP JPMorgan High Yield Fund	291,077	3,127,914
LVIP PIMCO Low Duration Bond Fund	310,698	3,139,604
LVIP SSGA Bond Index Fund	2,425,883	28,487,143

		48,927,791

International Equity Funds–24.92%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	479,823	4,773,280
LVIP MFS International Growth Fund	220,856	3,072,328
LVIP Mondrian International Value Fund	288,946	4,615,617
LVIP SSGA Emerging Markets 100 Fund	409,462	3,184,387
LVIP SSGA International Index Fund	3,010,647	24,211,622

		39,857,234

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES (continued)

International Fixed Income Fund–1.97%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	280,980	$3,145,010

		3,145,010

Total Affiliated Investment Companies (Cost $112,758,745)		150,845,300

UNAFFILIATED INVESTMENT COMPANIES–5.61%
Commodity Fund–0.97%
**PIMCO Variable Insurance Products Trust–
PIMCO CommodityRealReturn Strategy Portfolio	213,874	1,554,865

		1,554,865

International Equity Fund–1.96%
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	186,939	3,133,094

		3,133,094

Money Market Fund–2.68%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	4,277,452	4,277,452

		4,277,452

Total Unaffiliated Investment Companies (Cost $8,922,802)		8,965,411

TOTAL VALUE OF SECURITIES–99.92% (Cost $121,681,547)	159,810,711
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.08%	129,183

NET ASSETS APPLICABLE TO 14,476,667 SHARES OUTSTANDING–100.00%	$159,939,894

†	Non-income producing for the period.

*	Standard Class shares.

**	Institutional Class shares.

LVIP Managed Risk Profile 2030 Fund–8

LVIP Managed Risk Profile 2030 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2016: 1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(59)	British Pound Currency	$(5,015,347)	$(4,885,200)	9/20/16	$130,147
(42)	E-mini MSCI Emerging Markets Index	(1,687,211)	(1,752,870)	9/19/16	(65,659)
(15)	E-mini Russell 2000 Index	(1,677,123)	(1,721,100)	9/19/16	(43,977)
(142)	E-mini S&P 500 Index	(14,406,676)	(14,840,420)	9/19/16	(433,744)
(16)	E-mini S&P MidCap 400 Index	(2,319,103)	(2,388,800)	9/19/16	(69,697)
(27)	Euro Currency	(3,771,959)	(3,748,781)	9/20/16	23,178
(117)	Euro STOXX 50 Index	(3,619,749)	(3,706,953)	9/19/16	(87,204)
(59)	FTSE 100 Index	(4,787,435)	(5,044,472)	9/19/16	(257,037)
(16)	Japanese Yen Currency	(1,937,387)	(1,941,400)	9/20/16	(4,013)
(13)	Nikkei 225 Index (OSE)	(1,970,802)	(1,960,102)	9/9/16	10,700

					$(797,306)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

OSE–Osaka Securities Exchange

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile 2030 Fund–9

LVIP Managed Risk Profile 2040 Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–92.84%
Equity Funds–42.06%
*Lincoln Variable Insurance Products Trust–
†LVIP Baron Growth Opportunities Fund	24,152	$1,038,594
LVIP Delaware Special Opportunities Fund	50,934	2,076,074
LVIP MFS Value Fund	83,914	3,165,731
LVIP SSGA Mid-Cap Index Fund	100,108	1,044,329
LVIP SSGA S&P 500 Index Fund	2,187,373	32,655,290
LVIP SSGA Small-Cap Index Fund	82,413	2,070,126
LVIP SSGA Small-Mid Cap 200 Fund	81,478	1,026,047
†LVIP T. Rowe Price Growth Stock Fund	32,890	1,027,674
LVIP T. Rowe Price Structured
Mid-Cap Growth Fund	97,020	2,081,555

		46,185,420

Fixed Income Funds–20.42%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	312,003	3,196,162
LVIP Delaware Bond Fund	150,288	2,141,004
LVIP Delaware Diversified Floating Rate Fund	107,186	1,060,604
LVIP JPMorgan High Yield Fund	196,999	2,116,947
LVIP PIMCO Low Duration Bond Fund	210,290	2,124,986
LVIP SSGA Bond Index Fund	1,003,409	11,783,031

		22,422,734

International Equity Funds–28.42%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	324,721	3,230,321
LVIP MFS International Growth Fund	298,892	4,157,890
LVIP Mondrian International Value Fund	325,844	5,205,033

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
LVIP SSGA Emerging Markets 100 Fund	554,166	$4,309,746
LVIP SSGA International Index Fund	1,778,360	14,301,567

		31,204,557

International Fixed Income Fund–1.94%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	190,429	2,131,473

		2,131,473

Total Affiliated Investment Companies (Cost $72,022,992)		101,944,184

UNAFFILIATED INVESTMENT COMPANIES–6.26%
Commodity Fund–0.96%
**PIMCO Variable Insurance Products Trust–
PIMCO CommodityRealReturn Strategy Portfolio	144,741	1,052,265

		1,052,265

International Equity Fund–1.93%
*Delaware VIP Trust– Delaware VIP Emerging Markets Series	126,496	2,120,070

		2,120,070

Money Market Fund–3.37%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	3,699,975	3,699,975

		3,699,975

Total Unaffiliated Investment Companies (Cost $6,841,408)		6,872,310

TOTAL VALUE OF SECURITIES–99.10% (Cost $78,864,400)	108,816,494
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.90%	992,462

NET ASSETS APPLICABLE TO 10,554,516 SHARES OUTSTANDING–100.00%	$109,808,956

†	Non-income producing for the period.

*	Standard Class shares.

**	Institutional Class shares.

LVIP Managed Risk Profile 2040 Fund–10

LVIP Managed Risk Profile 2040 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2016:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(51)	British Pound Currency	$ (4,341,715)	$ (4,222,800)	9/20/16	$ 118,915
(44)	E-mini MSCI Emerging Markets Index	(1,761,540)	(1,836,340)	9/19/16	(74,800)
(11)	E-mini Russell 2000 Index	(1,228,841)	(1,262,140)	9/19/16	(33,299)
(128)	E-mini S&P 500 Index	(13,033,104)	(13,377,280)	9/19/16	(344,176)
(12)	E-mini S&P MidCap 400 Index	(1,746,976)	(1,791,600)	9/19/16	(44,624)
(23)	Euro Currency	(3,213,288)	(3,193,406)	9/20/16	19,882
(101)	Euro STOXX 50 Index	(3,120,794)	(3,200,020)	9/19/16	(79,226)
(51)	FTSE 100 Index	(4,139,042)	(4,360,476)	9/19/16	(221,434)
(13)	Japanese Yen Currency	(1,575,977)	(1,577,387)	9/20/16	(1,410)
(10)	Nikkei 225 Index (OSE)	(1,510,126)	(1,507,771)	9/9/16	2,355
					$(657,817)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

OSE–Osaka Securities Exchange

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile 2040 Fund–11

LVIP Managed Risk Profile 2050 Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–89.69%
Equity Funds–46.84%
*Lincoln Variable Insurance Products Trust–
†LVIP Baron Growth Opportunities Fund	7,302	$313,980
LVIP Delaware Special Opportunities Fund	15,218	620,291
LVIP MFS Value Fund	24,984	942,546
LVIP SSGA Mid-Cap Index Fund	29,909	312,008
LVIP SSGA S&P 500 Index Fund	737,685	11,012,897
LVIP SSGA Small-Cap Index Fund	36,934	927,739
LVIP SSGA Small-Mid Cap 200 Fund	24,346	306,594
†LVIP T. Rowe Price Growth Stock Fund	19,653	614,068
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	28,986	621,886

		15,672,009

Fixed Income Funds–8.55%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	62,107	636,228
LVIP Delaware Bond Fund	22,436	319,619
LVIP JPMorgan High Yield Fund	88,247	948,307
LVIP PIMCO Low Duration Bond Fund	31,395	317,250
LVIP SSGA Bond Index Fund	54,470	639,641

		2,861,045

International Equity Funds–34.30%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	129,303	1,286,303
LVIP MFS International Growth Fund	66,985	931,833

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
LVIP Mondrian International Value Fund	77,893	$1,244,263
LVIP SSGA Emerging Markets 100 Fund	164,694	1,280,825
LVIP SSGA International Index Fund	837,540	6,735,493

		11,478,717

Total Affiliated Investment Companies (Cost $25,288,590)		30,011,771

UNAFFILIATED INVESTMENT COMPANIES–8.32%
Commodity Fund–0.94%
**PIMCO Variable Insurance Products Trust–
PIMCO CommodityRealReturn Strategy Portfolio	43,234	314,314

		314,314

International Equity Fund–2.84%
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	56,691	950,149

		950,149

Money Market Fund–4.54%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	1,519,807	1,519,807

		1,519,807

Total Unaffiliated Investment Companies (Cost $2,846,050)		2,784,270

TOTAL VALUE OF SECURITIES–98.01% (Cost $28,134,640)	32,796,041
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.99%	665,374

NET ASSETS APPLICABLE TO 3,568,020 SHARES OUTSTANDING–100.00%	$33,461,415

†	Non-income producing for the period.

*	Standard Class shares.

**	Institutional Class shares.

LVIP Managed Risk Profile 2050 Fund–12

LVIP Managed Risk Profile 2050 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2016:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(65) E-mini S&P 500 Index	$(6,649,551)	$(6,793,150)	9/19/16	$(143,599)
(35) Euro Currency	(4,904,803)	(4,859,531)	9/20/16	45,272
(150) Euro STOXX 50 Index	(4,647,899)	(4,752,504)	9/19/16	(104,605)
				$(202,932)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile 2050 Fund–13

LVIP Managed Risk Profile Target Maturity Funds

Statements of Assets and Liabilities

June 30, 2016 (unaudited)

	LVIP Managed Risk Profile 2010 Fund	LVIP Managed Risk Profile 2020 Fund	LVIP Managed Risk Profile 2030 Fund	LVIP Managed Risk Profile 2040 Fund	LVIP Managed Risk Profile 2050 Fund
ASSETS:
Investments in affiliated investment companies, at value	$40,682,571	$130,506,058	$150,845,300	$101,944,184	$30,011,771
Investments in unaffiliated investment companies, at value	2,735,500	8,509,446	8,965,411	6,872,310	2,784,270

Total investments, at value	43,418,071	139,015,504	159,810,711	108,816,494	32,796,041
Cash collateral held at broker for futures contracts, at value	77,538	1,260,667	2,280,500	1,824,439	724,144
Foreign currencies collateral held at broker for futures contracts, at value	18,078	113,304	112,241	140,817	191,369
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	5,037	2,607	2,788	4,508	6,357
Receivable for fund shares sold	1,723	23,044	34,918	27,288	32,523
Dividends receivable from investment companies	247	904	967	808	322
Cash	25	—	—	—	—
Receivable for investment companies sold	—	—	—	10,131	—

TOTAL ASSETS	43,520,719	140,416,030	162,242,125	110,824,485	33,750,756

LIABILITIES:
Payable for fund shares redeemed	41,250	928,633	1,418,653	296,889	41,041
Other accrued expenses payable	17,604	18,178	18,472	18,119	17,850
Due to manager and affiliates	15,783	38,680	42,981	32,298	13,134
Payable for investment companies purchased	5,644	30,781	24,814	—	14,378
Net unrealized depreciation on futures contracts	4,470	385,334	797,306	657,817	202,932
Cash overdraft	—	3	5	10,406	6

TOTAL LIABILITIES	84,751	1,401,609	2,302,231	1,015,529	289,341

TOTAL NET ASSETS	$43,435,968	$139,014,421	$159,939,894	$109,808,956	$33,461,415

Investments in affiliated investment companies, at cost	$31,765,567	$95,839,537	$112,758,745	$72,022,992	$25,288,590
Investments in unaffiliated investment companies, at cost	2,635,418	8,030,704	8,922,802	6,841,408	2,846,050

Total investments, at cost	$34,400,985	$103,870,241	$121,681,547	$78,864,400	$28,134,640

Foreign currencies collateral held at broker, at cost	$18,078	$113,304	$112,241	$140,817	$191,369

Standard Class:
Net Assets	$36,975,736	$115,494,549	$135,720,677	$85,962,907	$26,913,034
Shares Outstanding	3,170,116	10,120,524	12,282,089	8,256,734	2,867,802
Net Asset Value Per Share	$11.664	$11.412	$11.050	$10.411	$9.385

Service Class:
Net Assets	$6,460,232	$23,519,872	$24,219,217	$23,846,049	$6,548,381
Shares Outstanding	554,766	2,063,830	2,194,578	2,297,782	700,218
Net Asset Value Per Share	$11.645	$11.396	$11.036	$10.378	$9.352

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$35,355,677	$110,421,640	$131,624,620	$89,049,610	$31,686,016
Accumulated net investment loss	(60,598)	(199,703)	(194,133)	(141,304)	(26,597)
Accumulated net realized loss on investments	(871,727)	(5,967,445)	(8,822,451)	(8,393,626)	(2,656,473)
Net unrealized appreciation of investments and derivatives	9,012,616	34,759,929	37,331,858	29,294,276	4,458,469

TOTAL NET ASSETS	$43,435,968	$139,014,421	$159,939,894	$109,808,956	$33,461,415

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–14

LVIP Managed Risk Profile Target Maturity Funds

Statements of Operations

Six Months Ended June 30, 2016 (unaudited)

	LVIP Managed Risk Profile 2010 Fund	LVIP Managed Risk Profile 2020 Fund	LVIP Managed Risk Profile 2030 Fund	LVIP Managed Risk Profile 2040 Fund	LVIP Managed Risk Profile 2050 Fund
INVESTMENT INCOME:
Dividends from unaffiliated investment companies	$11,759	$34,370	$44,295	$30,822	$12,501

EXPENSES:
Management fees	53,637	171,138	196,666	134,691	38,286
Accounting and administration expenses	16,748	20,787	21,549	19,571	16,299
Reports and statements to shareholders	11,255	16,886	19,267	20,383	14,205
Professional fees	10,952	12,067	12,304	11,722	11,724
Distribution expenses-Service Class	7,992	28,707	29,330	28,310	7,073
Custodian fees	2,482	3,145	3,871	3,767	3,047
Consulting fees	1,787	1,814	1,817	1,806	1,795
Trustees’ fees and expenses	561	1,849	2,063	1,444	413
Pricing fees	136	143	143	139	38
Other	127	455	647	545	262

	105,677	256,991	287,657	222,378	93,142
Less expenses reimbursed	(33,320)	(22,918)	(22,328)	(32,439)	(40,125)

Total operating expenses	72,357	234,073	265,329	189,939	53,017

NET INVESTMENT LOSS	(60,598)	(199,703)	(221,034)	(159,117)	(40,516)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Distributions from unaffiliated investment companies	23,949	61,665	70,910	48,131	20,330
Sale of investments in affiliated investment companies	(78,381)	880,962	(269,163)	911,525	(269,419)
Sale of investments in unaffiliated investment companies	(27,348)	(31,709)	(177,263)	(127,722)	(41,467)
Foreign currencies	3,534	16,149	25,598	20,034	15,016
Futures contracts	(219,119)	(801,125)	(1,585,950)	(1,488,138)	(357,125)

Net realized gain (loss)	(297,365)	125,942	(1,935,868)	(636,170)	(632,665)

Net change in unrealized appreciation (depreciation) of:
Investments in affiliated investment companies	1,405,560	2,480,138	4,239,265	1,738,766	934,530
Investments in unaffiliated investment companies	62,161	128,255	499,434	342,251	115,322
Futures contracts	(6,881)	(347,360)	(816,235)	(626,143)	(191,346)

Net change in unrealized appreciation (depreciation)	1,460,840	2,261,033	3,922,464	1,454,874	858,506

NET REALIZED AND UNREALIZED GAIN	1,163,475	2,386,975	1,986,596	818,704	225,841

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,102,877	$2,187,272	$1,765,562	$659,587	$185,325

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–15

LVIP Managed Risk Profile Target Maturity Funds

Statements of Changes in Net Assets

	LVIP Managed Risk Profile 2010 Fund		LVIP Managed Risk Profile 2020 Fund		LVIP Managed Risk Profile 2030 Fund
	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(60,598)	$699,952	$(199,703)	$2,673,629	$(221,034)	$2,846,338
Net realized gain (loss)	(297,365)	1,534,845	125,942	2,492,320	(1,935,868)	2,381,252
Net change in unrealized appreciation (depreciation)	1,460,840	(2,838,724)	2,261,033	(8,625,565)	3,922,464	(9,700,842)

Net increase (decrease) in net assets resulting from operations	1,102,877	(603,927)	2,187,272	(3,459,616)	1,765,562	(4,473,252)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(615,135)	—	(2,370,551)	—	(2,517,074)
Service Class	—	(107,637)	—	(390,574)	—	(371,001)
Net realized gain on investments:
Standard Class	—	(1,760,100)	—	(4,304,685)	—	(8,223,222)
Service Class	—	(347,722)	—	(816,156)	—	(1,409,544)

	—	(2,830,594)	—	(7,881,966)	—	(12,520,841)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	9,869,888	6,899,464	8,484,852	24,468,216	12,433,828	24,847,252
Service Class	183,335	1,149,750	1,244,701	2,587,961	1,689,037	3,101,829
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	2,375,235	—	6,675,236	—	10,740,296
Service Class	—	455,359	—	1,206,730	—	1,780,545

	10,053,223	10,879,808	9,729,553	34,938,143	14,122,865	40,469,922

Cost of shares redeemed:
Standard Class	(5,352,540)	(11,418,626)	(17,900,672)	(30,129,488)	(14,230,147)	(31,541,403)
Service Class	(330,008)	(2,375,243)	(1,685,324)	(5,854,306)	(1,248,408)	(2,820,128)

	(5,682,548)	(13,793,869)	(19,585,996)	(35,983,794)	(15,478,555)	(34,361,531)

Increase (decrease) in net assets derived from capital share transactions	4,370,675	(2,914,061)	(9,856,443)	(1,045,651)	(1,355,690)	6,108,391

NET INCREASE (DECREASE) IN NET ASSETS	5,473,552	(6,348,582)	(7,669,171)	(12,387,233)	409,872	(10,885,702)
NET ASSETS:
Beginning of period	37,962,416	44,310,998	146,683,592	159,070,825	159,530,022	170,415,724

End of period	$43,435,968	$37,962,416	$139,014,421	$146,683,592	$159,939,894	$159,530,022

Undistributed (accumulated) net investment income (loss)	$(60,598)	$—	$(199,703)	$—	$(194,133)	$26,901

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–16

LVIP Managed Risk Profile Target Maturity Funds

Statements of Changes in Net Assets (continued)

	LVIP Managed Risk Profile 2040 Fund		LVIP Managed Risk Profile 2050 Fund
	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(159,117)	$1,921,181	$(40,516)	$502,889
Net realized gain (loss)	(636,170)	939,733	(632,665)	(398,342)
Net change in unrealized appreciation (depreciation)	1,454,874	(6,618,615)	858,506	(1,327,804)

Net increase (decrease) in net assets resulting from operations	659,587	(3,757,701)	185,325	(1,223,257)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,601,109)	—	(402,448)
Service Class	—	(344,573)	—	(69,639)
Net realized gain:
Standard Class	—	(5,895,996)	—	(44,493)
Service Class	—	(1,455,166)	—	(8,048)

	—	(9,296,844)	—	(524,628)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	6,791,338	13,440,880	4,162,963	8,388,403
Service Class	1,650,031	3,542,411	1,572,994	2,408,264
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	7,497,105	—	446,941
Service Class	—	1,799,739	—	77,687

	8,441,369	26,280,135	5,735,957	11,321,295

Cost of shares redeemed:
Standard Class	(8,911,126)	(17,601,995)	(1,801,277)	(3,580,744)
Service Class	(422,507)	(2,662,490)	(75,771)	(263,998)

	(9,333,633)	(20,264,485)	(1,877,048)	(3,844,742)

Increase (decrease) in net assets derived from capital share transactions	(892,264)	6,015,650	3,858,909	7,476,553

NET INCREASE (DECREASE) IN NET ASSETS	(232,677)	(7,038,895)	4,044,234	5,728,668
NET ASSETS:
Beginning of period	110,041,633	117,080,528	29,417,181	23,688,513

End of period	$109,808,956	$110,041,633	$33,461,415	$29,417,181

Undistributed (accumulated) net investment income (loss)	$(141,304)	$17,813	$(26,597)	$13,919

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–17

LVIP Managed Risk Profile 2010 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Managed Risk Profile 2010 Fund Standard Class
	Six Months Ended 6/30/16[1,2] (unaudited)

					Year Ended 12/31/13
			12/31/15	12/31/14		12/31/12	12/31/11[3]

Net asset value, beginning of period	$11.379		$12.448	$12.105	$11.259	$10.604	$10.553

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.014)		0.208	0.158	0.127	0.147	0.180
Net realized and unrealized gain (loss)	0.299		(0.413)	0.421	0.878	0.756	(0.045)

Total from investment operations	0.285		(0.205)	0.579	1.005	0.903	0.135

Less dividends and distributions from:
Net investment income	—		(0.224)	(0.236)	(0.159)	(0.248)	(0.084)
Net realized gain	—		(0.640)	—	—	—	—

Total dividends and distributions	—		(0.864)	(0.236)	(0.159)	(0.248)	(0.084)

Net asset value, end of period	$11.664		$11.379	$12.448	$12.105	$11.259	$10.604

Total return[5]	2.50%		(1.61% )	4.78%	8.93%	8.54%	1.29%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$36,976		$31,507	$36,507	$48,876	$45,927	$24,751
Ratio of expenses to average net assets[6]	0.30%		0.30%	0.30%	0.30%	0.30%	0.26%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.45%		0.44%	0.42%	0.43%	0.54%	0.62%
Ratio of net investment income (loss) to average net assets	(0.25%	)	1.68%	1.27%	1.08%	1.33%	1.67%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.40%	)	1.54%	1.15%	0.95%	1.09%	1.31%
Portfolio turnover	17%		32%	37%	37%	35%	56%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC was added as a sub-adviser for the Fund’s managed risk strategy.

[3]	Effective after close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s sub-adviser.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–18

LVIP Managed Risk Profile 2010 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Managed Risk Profile 2010 Fund Service Class
	Six Months Ended 6/30/16[1,2] (unaudited)

					Year Ended 12/31/13
			12/31/15	12/31/14		12/31/12	12/31/11[3]

Net asset value, beginning of period	$11.375		$12.443	$12.101	$11.256	$10.577	$10.553

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.028)		0.177	0.127	0.098	0.119	0.153
Net realized and unrealized gain (loss)	0.298		(0.412)	0.420	0.877	0.754	(0.045)

Total from investment operations	0.270		(0.235)	0.547	0.975	0.873	0.108

Less dividends and distributions from:
Net investment income	—		(0.193)	(0.205)	(0.130)	(0.194)	(0.084)
Net realized gain	—		(0.640)	—	—	—	—

Total dividends and distributions	—		(0.833)	(0.205)	(0.130)	(0.194)	(0.084)

Net asset value, end of period	$11.645		$11.375	$12.443	$12.101	$11.256	$10.577

Total return[5]	2.37%		(1.85% )	4.52%	8.66%	8.27%	1.03%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 6,460		$ 6,455	$ 7,804	$ 8,752	$ 9,303	$10,076
Ratio of expenses to average net assets[6]	0.55%		0.55%	0.55%	0.55%	0.55%	0.51%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.70%		0.69%	0.67%	0.68%	0.79%	0.87%
Ratio of net investment income (loss) to average net assets	(0.50%	)	1.43%	1.02%	0.83%	1.08%	1.42%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.65%	)	1.29%	0.90%	0.71%	0.84%	1.06%
Portfolio turnover	17%		32%	37%	37%	35%	56%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC was added as a sub-adviser for the Fund’s managed risk strategy.

[3]	Effective after close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s sub-adviser.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–19

LVIP Managed Risk Profile 2020 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Managed Risk Profile 2020 Fund Standard Class
	Six Months Ended 6/30/16[1,2] (unaudited)

					Year Ended 12/31/13
			12/31/15	12/31/14		12/31/12	12/31/11[3]

Net asset value, beginning of period	$11.222		$12.110	$11.829	$10.788	$10.159	$10.217

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.014)		0.210	0.151	0.137	0.147	0.170
Net realized and unrealized gain (loss)	0.204		(0.480)	0.369	1.063	0.702	(0.148)

Total from investment operations	0.190		(0.270)	0.520	1.200	0.849	0.022

Less dividends and distributions from:
Net investment income	—		(0.219)	(0.239)	(0.159)	(0.220)	(0.080)
Net realized gain	—		(0.399)	—	—	—	—

Total dividends and distributions	—		(0.618)	(0.239)	(0.159)	(0.220)	(0.080)

Net asset value, end of period	$11.412		$11.222	$12.110	$11.829	$10.788	$10.159

Total return[5]	1.69%		(2.21% )	4.39%	11.13%	8.38%	0.22%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$115,494		$123,071	$131,581	$190,689	$158,362	$75,045
Ratio of expenses to average net assets[6]	0.30%		0.30%	0.30%	0.30%	0.30%	0.26%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.33%		0.31%	0.31%	0.31%	0.36%	0.41%
Ratio of net investment income (loss) to average net assets	(0.25%	)	1.74%	1.25%	1.20%	1.39%	1.64%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.28%	)	1.73%	1.24%	1.19%	1.33%	1.49%
Portfolio turnover	8%		28%	31%	27%	30%	51%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC was added as a sub-adviser for the Fund’s managed risk strategy.

[3]	Effective after close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s sub-adviser.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–20

LVIP Managed Risk Profile 2020 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Managed Risk Profile 2020 Fund Service Class
	Six Months Ended 6/30/16[1,2] (unaudited)

					Year Ended 12/31/13
			12/31/15	12/31/14		12/31/12	12/31/11[3]

Net asset value, beginning of period	$11.220		$12.107	$11.827	$10.788	$10.136	$10.219

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.028)		0.180	0.121	0.108	0.120	0.144
Net realized and unrealized gain (loss)	0.204		(0.479)	0.368	1.062	0.699	(0.147)

Total from investment operations	0.176		(0.299)	0.489	1.170	0.819	(0.003)

Less dividends and distributions from:
Net investment income	—		(0.189)	(0.209)	(0.131)	(0.167)	(0.080)
Net realized gain	—		(0.399)	—	—	—	—

Total dividends and distributions	—		(0.588)	(0.209)	(0.131)	(0.167)	(0.080)

Net asset value, end of period	$11.396		$11.220	$12.107	$11.827	$10.788	$10.136

Total return[5]	1.57%		(2.45% )	4.13%	10.85%	8.10%	(0.02% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$23,520		$23,613	$27,490	$28,539	$25,404	$26,568
Ratio of expenses to average net assets[6]	0.55%		0.55%	0.55%	0.55%	0.55%	0.51%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.58%		0.56%	0.56%	0.56%	0.61%	0.66%
Ratio of net investment income (loss) to average net assets	(0.50%	)	1.49%	1.00%	0.95%	1.14%	1.39%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.53%	)	1.48%	0.99%	0.94%	1.08%	1.24%
Portfolio turnover	8%		28%	31%	27%	30%	51%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC was added as a sub-adviser for the Fund’s managed risk strategy.

[3]	Effective after close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s sub-adviser.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–21

LVIP Managed Risk Profile 2030 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Managed Risk Profile 2030 Fund Standard Class
	Six Months Ended 6/30/16[1,2] (unaudited)

					Year Ended 12/31/13
			12/31/15	12/31/14		12/31/12	12/31/11[3]

Net asset value, beginning of period	$10.930		$12.174	$11.934	$10.627	$10.030	$10.154

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.013)		0.209	0.158	0.140	0.155	0.164
Net realized and unrealized gain (loss)	0.133		(0.539)	0.340	1.320	0.634	(0.220)

Total from investment operations	0.120		(0.330)	0.498	1.460	0.789	(0.056)

Less dividends and distributions from:
Net investment income	—		(0.205)	(0.258)	(0.153)	(0.192)	(0.068)
Net realized gain	—		(0.709)	—	—	—	—

Total dividends and distributions	—		(0.914)	(0.258)	(0.153)	(0.192)	(0.068)

Net asset value, end of period	$11.050		$10.930	$12.174	$11.934	$10.627	$10.030

Total return[5]	1.09%		(2.66% )	4.16%	13.74%	7.90%	(0.54% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$135,721		$136,001	$146,452	$214,620	$169,078	$70,935
Ratio of expenses to average net assets[6]	0.30%		0.30%	0.30%	0.30%	0.30%	0.26%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.33%		0.31%	0.31%	0.31%	0.36%	0.43%
Ratio of net investment income (loss) to average net assets	(0.24%	)	1.74%	1.30%	1.23%	1.48%	1.59%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.27%	)	1.73%	1.29%	1.22%	1.42%	1.42%
Portfolio turnover	10%		30%	26%	24%	25%	56%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC was added as a sub-adviser for the Fund’s managed risk strategy.

[3]	Effective after close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s sub-adviser.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–22

LVIP Managed Risk Profile 2030 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Managed Risk Profile 2030 Fund Service Class
	Six Months
	Ended
	6/30/16[1,2]				Year Ended
	(unaudited)		12/31/15	12/31/14	12/31/13	12/31/12	12/31/11[3]

Net asset value, beginning of period	$10.930		$12.172	$11.933	$10.628	$10.007	$10.156

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.027)		0.178	0.128	0.111	0.128	0.138
Net realized and unrealized gain (loss)	0.133		(0.536)	0.338	1.319	0.634	(0.219)

Total from investment operations	0.106		(0.358)	0.466	1.430	0.762	(0.081)

Less dividends and distributions from:
Net investment income	—		(0.175)	(0.227)	(0.125)	(0.141)	(0.068)
Net realized gain	—		(0.709)	—	—	—	—

Total dividends and distributions	—		(0.884)	(0.227)	(0.125)	(0.141)	(0.068)

Net asset value, end of period	$11.036		$10.930	$12.172	$11.933	$10.628	$10.007

Total return[5]	0.97%		(2.90% )	3.90%	13.46%	7.63%	(0.79% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$24,219		$23,529	$23,964	$23,139	$20,793	$17,447
Ratio of expenses to average net assets[6]	0.55%		0.55%	0.55%	0.55%	0.55%	0.51%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.58%		0.56%	0.56%	0.56%	0.61%	0.68%
Ratio of net investment income (loss) to average net assets	(0.49%	)	1.49%	1.05%	0.98%	1.23%	1.34%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.52%	)	1.48%	1.04%	0.97%	1.17%	1.17%
Portfolio turnover	10%		30%	26%	24%	25%	56%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC was added as a sub-adviser for the Fund’s managed risk strategy.

[3]	Effective after close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s sub-adviser.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–23

LVIP Managed Risk Profile 2040 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Managed Risk Profile 2040 Fund Standard Class
	Six Months Ended 6/30/16[1,2] (unaudited)

					Year Ended 12/31/13
			12/31/15	12/31/14		12/31/12	12/31/11[3]

Net asset value, beginning of period	$10.346		$11.655	$11.523	$10.009	$9.503	$9.704

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.012)		0.196	0.151	0.132	0.135	0.142
Net realized and unrealized gain (loss)	0.077		(0.577)	0.251	1.523	0.539	(0.284)

Total from investment operations	0.065		(0.381)	0.402	1.655	0.674	(0.142)

Less dividends and distributions from:

Net investment income	—		(0.189)	(0.270)	(0.141)	(0.168)	(0.059)
Net realized gain	—		(0.739)	—	—	—	—

Total dividends and distributions	—		(0.928)	(0.270)	(0.141)	(0.168)	(0.059)

Net asset value, end of period	$10.411		$10.346	$11.655	$11.523	$10.009	$9.503

Total return[5]	0.63%		(3.22% )	3.48%	16.54%	7.12%	(1.46% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$85,963		$87,556	$94,657	$146,675	$116,009	$52,039
Ratio of expenses to average net assets[6]	0.30%		0.30%	0.30%	0.30%	0.30%	0.26%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.36%		0.33%	0.33%	0.33%	0.40%	0.47%
Ratio of net investment income (loss) to average net assets	(0.24%	)	1.70%	1.29%	1.22%	1.37%	1.44%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.30%	)	1.67%	1.26%	1.19%	1.27%	1.23%
Portfolio turnover	10%		25%	25%	25%	28%	65%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC was added as a sub-adviser for the Fund’s managed risk strategy.

[3]	Effective after close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s sub-adviser.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–24

LVIP Managed Risk Profile 2040 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Managed Risk Profile 2040 Fund Service Class
	Six Months Ended 6/30/16[1,2] (unaudited)

					Year Ended 12/31/13
			12/31/15	12/31/14		12/31/12	12/31/11[3]

Net asset value, beginning of period	$10.325		$11.634	$11.503	$9.993	$9.465	$9.690

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.025)		0.166	0.122	0.105	0.110	0.117
Net realized and unrealized gain (loss)	0.078		(0.575)	0.249	1.518	0.537	(0.283)

Total from investment operations	0.053		(0.409)	0.371	1.623	0.647	(0.166)

Less dividends and distributions from:
Net investment income	—		(0.161)	(0.240)	(0.113)	(0.119)	(0.059)
Net realized gain	—		(0.739)	—	—	—	—

Total dividends and distributions	—		(0.900)	(0.240)	(0.113)	(0.119)	(0.059)

Net asset value, end of period	$10.378		$10.325	$11.634	$11.503	$9.993	$9.465

Total return[5]	0.50%		(3.46% )	3.22%	16.25%	6.86%	(1.71% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$23,846		$22,486	$22,424	$19,191	$14,957	$12,522
Ratio of expenses to average net assets[6]	0.55%		0.55%	0.55%	0.55%	0.55%	0.51%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.61%		0.58%	0.58%	0.58%	0.65%	0.72%
Ratio of net investment income (loss) to average net assets	(0.49%	)	1.45%	1.04%	0.97%	1.12%	1.19%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.55%	)	1.42%	1.01%	0.94%	1.02%	0.98%
Portfolio turnover	10%		25%	25%	25%	28%	65%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC was added as a sub-adviser for the Fund’s managed risk strategy.

[3]	Effective after close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s sub-adviser.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–25

LVIP Managed Risk Profile 2050 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Managed Risk Profile 2050 Fund Standard Class
	Six Months Ended 6/30/16[1,2] (unaudited)
							5/2/11[3] to 12/31/11
				Year Ended
			12/31/15	12/31/14	12/31/13	12/31/12

Net asset value, beginning of period	$9.345		$9.888	$11.054	$9.401	$8.953	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.010)		0.186	0.138	0.138	0.157	0.128
Net realized and unrealized gain (loss)	0.050		(0.554)	0.196	1.651	0.379	(1.175)

Total from investment operations	0.040		(0.368)	0.334	1.789	0.536	(1.047)

Less dividends and distributions from:
Net investment income	—		(0.157)	(0.214)	(0.133)	(0.088)	—
Net realized gain	—		(0.018)	(1.286)	—	—	—
Return of capital	—		—	—	(0.003)	—	—

Total dividends and distributions	—		(0.175)	(1.500)	(0.136)	(0.088)	—

Net asset value, end of period	$9.385		$9.345	$9.888	$11.054	$9.401	$8.953

Total return[5]	0.43%		(3.75% )	2.94%	19.04%	6.01%	(10.47%	)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$26,913		$24,406	$20,614	$37,291	$21,788	$1,603
Ratio of expenses to average net assets[6]	0.30%		0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.56%		0.54%	0.52%	0.55%	0.94%	4.78%
Ratio of net investment income (loss) to average net assets	(0.22%	)	1.87%	1.24%	1.34%	1.70%	2.12%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.48%	)	1.63%	1.02%	1.09%	1.06%	(2.36%	)
Portfolio turnover	9%		26%	46%	24%	30%	68%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC was added as a sub-adviser for the Fund’s managed risk strategy.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–26

LVIP Managed Risk Profile 2050 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Managed Risk Profile 2050 Fund Service Class
	Six Months Ended 6/30/16[1,2] (unaudited)
							5/2/11[3] to 12/31/11
				Year Ended
			12/31/15	12/31/14	12/31/13	12/31/12

Net asset value, beginning of period	$9.324		$9.866	$11.032	$9.385	$8.938	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.021)		0.160	0.111	0.112	0.133	0.115
Net realized and unrealized gain (loss)	0.049		(0.552)	0.195	1.645	0.379	(1.177)

Total from investment operations	0.028		(0.392)	0.306	1.757	0.512	(1.062)

Less dividends and distributions from:
Net investment income	—		(0.132)	(0.186)	(0.107)	(0.065)	—
Net realized gain	—		(0.018)	(1.286)	—	—	—
Return of capital	—		—	—	(0.003)	—	—

Total dividends and distributions	—		(0.150)	(1.472)	(0.110)	(0.065)	—

Net asset value, end of period	$9.352		$9.324	$9.866	$11.032	$9.385	$8.938

Total return[5]	0.30%		(3.98% )	2.68%	18.73%	5.74%	(10.62%	)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,548		$5,011	$3,075	$3,585	$2,212	$1,734
Ratio of expenses to average net assets[6]	0.55%		0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.81%		0.79%	0.77%	0.80%	1.19%	5.03%
Ratio of net investment income (loss) to average net assets	(0.47%	)	1.62%	0.99%	1.09%	1.45%	1.87%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.73%	)	1.38%	0.77%	0.84%	0.81%	(2.61%	)
Portfolio turnover	9%		26%	46%	24%	30%	68%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC was added as a sub-adviser for the Fund’s managed risk strategy.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–27

LVIP Managed Risk Profile Target Maturity Funds

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Managed Risk Profile 2010 Fund, LVIP Managed Risk Profile 2020 Fund, LVIP Managed Risk Profile 2030 Fund, LVIP Managed Risk Profile 2040 Fund and LVIP Managed Risk Profile 2050 Fund (each, a Fund, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. Each Fund is a non-diversified management investment company registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

Each Fund operates under a fund of funds structure and invests a significant portion of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e., index funds). In addition to investment company investments, the Funds may invest in individual securities, such as money market instruments, and employ an actively managed risk management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Funds are Managed Risk Profile Target Maturity Funds which are designed for investors planning to retire close to the year indicated in the name of the Fund.

Each Fund’s investment objective is to seek the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income with a secondary focus on capital appreciation.

1. Significant Accounting Policies

Each Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Funds.

Security Valuation–The Funds value Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on each Fund’s federal income returns through the six months ended June 30, 2016 and for all open tax years (years ended December 31, 2012–December 31, 2015), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2016, the Funds did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with each Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not separate that portion of realized gains and losses on investments resulting from changes in the foreign exchange rates from that which is due to changes in market prices. Both types of changes in gain (loss) are included with the net realized and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date

LVIP Managed Risk Profile Target Maturity Funds–28

LVIP Managed Risk Profile Target Maturity Funds

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2016.

2. Management Fees and Other Transactions with Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to each Fund. For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of each Fund. This fee is in addition to the management fees indirectly paid to the investment advisers of the Underlying Funds (including LIAC).

LIAC has contractually agreed to reimburse each Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.30% of the Fund’s average daily net assets for the Standard Class (and 0.55% for the Service Class). The agreement will continue at least through April 30, 2017, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.

Effective May 1, 2016, Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Fund’s managed risk strategy. Prior to May 1, 2016, LIAC was responsible for day-to-day management of the entirety of the Fund’s investment portfolio. For these services, LIAC, not the Funds, pays the Sub-Adviser a fee based on each Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, each Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2016, costs for these administrative and legal services were as follows:

	LVIP Managed Risk Profile 2010 Fund	LVIP Managed Risk Profile 2020 Fund	LVIP Managed Risk Profile 2030 Fund	LVIP Managed Risk Profile 2040 Fund	LVIP Managed Risk Profile 2050 Fund
Administrative	$1,174	$3,887	$4,400	$3,078	$878
Legal	302	1,000	1,132	792	226

Lincoln Life also performs daily trading operations. The cost of these services is included in “Accounting and administration expenses” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2016, these fees were as follows:

	LVIP Managed Risk Profile 2010 Fund	LVIP Managed Risk Profile 2020 Fund	LVIP Managed Risk Profile 2030 Fund	LVIP Managed Risk Profile 2040 Fund	LVIP Managed Risk Profile 2050 Fund
Trading operation	$252	$826	$938	$645	$179

Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2016, these fees were as follows:

	LVIP Managed Risk Profile 2010 Fund	LVIP Managed Risk Profile 2020 Fund	LVIP Managed Risk Profile 2030 Fund	LVIP Managed Risk Profile 2040 Fund	LVIP Managed Risk Profile 2050 Fund
Printing and mailing	$9,297	$14,379	$16,781	$18,203	$12,423

The Funds offer Standard Class and Service Class shares. Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual distribution and/or service fee (“12b-1 Fee”) at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation, or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the

LVIP Managed Risk Profile Target Maturity Funds–29

LVIP Managed Risk Profile Target Maturity Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

12b-1 Fee is limited to 0.25% of average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2016, each Fund had receivables due from and liabilities payable to affiliates as follows:

	LVIP Managed Risk Profile 2010 Fund	LVIP Managed Risk Profile 2020 Fund	LVIP Managed Risk Profile 2030 Fund	LVIP Managed Risk Profile 2040 Fund	LVIP Managed Risk Profile 2050 Fund
Expense reimbursement receivable from LIAC	$5,037	$2,607	$2,788	$4,508	$6,357
Management fees payable to LIAC	8,855	28,542	32,970	22,547	6,767
Distribution fees payable to LFD	1,338	4,808	4,947	4,874	1,308
Printing and mailing fees payable to Lincoln Life	5,590	5,330	5,064	4,877	5,059

Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.

Affiliated investment companies, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investment companies’ outstanding securities (non-LVIP Funds). Investments in companies considered to be affiliates of each Fund and the corresponding investment activity for the six months ended June 30, 2016, were as follows:

LVIP Managed Risk Profile 2010 Fund

	Value 12/31/15	Purchases	Sales	Net Realized Gain (Loss)	Value 6/30/16	Dividends	Capital Gain Distributions
LVIP BlackRock Inflation Protected Bond Fund	$3,002,594	$4,542,728	$3,845,308	$816	$3,804,218	$—	$—
LVIP Clarion Global Real Estate Fund	1,154,439	944,764	905,849	3,430	1,281,614	—	—
LVIP Delaware Bond Fund	3,778,133	5,043,319	4,772,319	(5,958)	4,247,209	—	—
LVIP Delaware Diversified Floating Rate Fund	1,132,655	1,582,477	1,461,764	(4,020)	1,262,369	—	—
LVIP Delaware Special Opportunities Fund	737,547	1,046,253	1,016,270	(18,910)	823,637	—	—
LVIP Global Income Fund	1,500,937	2,049,911	1,911,602	(8,797)	1,691,327	—	—
LVIP JPMorgan High Yield Fund	1,109,386	1,642,969	1,582,173	(21,440)	1,259,845	—	—
LVIP PIMCO Low Duration Bond Fund	1,512,182	2,080,520	1,932,827	(1,189)	1,686,158	—	—
LVIP SSGA Bond Index Fund	7,940,606	9,988,322	9,872,533	24,144	8,500,514	—	—
LVIP SSGA International Index Fund	5,196,085	6,290,163	6,039,447	(54,238)	5,278,765	—	—
LVIP SSGA Mid-Cap Index Fund	369,523	519,251	508,441	(435)	414,321	—	—
LVIP SSGA S&P 500 Index Fund	7,927,934	6,312,608	5,402,929	4,003	9,198,394	—	—
LVIP SSGA Small-Cap Index Fund	738,305	659,538	599,579	3,669	821,288	—	—
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	374,695	434,428	405,838	544	412,912	—	—

Total	$36,475,021	$43,137,251	$40,256,879	$(78,381)	$40,682,571	$—	$—

LVIP Managed Risk Profile Target Maturity Funds–30

LVIP Managed Risk Profile Target Maturity Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

LVIP Managed Risk Profile 2020 Fund

	Value 12/31/15	Purchases	Sales	Net Realized Gain (Loss)	Value 6/30/16	Dividends	Capital Gain Distributions
LVIP Baron Growth Opportunities Fund	$2,839,045	$642,776	$2,128,950	$(225,039)	$1,342,514	$—	$—
LVIP BlackRock Inflation Protected Bond Fund	7,151,935	7,035,763	7,588,065	327	6,803,698	—	—
LVIP Clarion Global Real Estate Fund	4,398,201	2,374,131	2,912,142	54,209	4,126,340	—	—
LVIP Delaware Bond Fund	8,625,154	8,508,086	9,312,560	(18,539)	8,203,464	—	—
LVIP Delaware Diversified Floating Rate Fund	1,438,351	1,449,218	1,542,237	(4,026)	1,354,649	—	—
LVIP Delaware Special Opportunities Fund	2,809,299	2,518,191	2,831,372	(74,111)	2,652,228	—	—
LVIP Global Income Fund	2,857,751	2,766,019	2,982,281	(10,680)	2,722,449	—	—
LVIP JPMorgan High Yield Fund	4,225,642	4,569,058	5,018,309	(70,916)	4,055,977	—	—
LVIP PIMCO Low Duration Bond Fund	5,760,973	5,695,104	6,110,658	(6,065)	5,428,209	—	—
LVIP SSGA Bond Index Fund	27,370,895	24,982,916	27,665,559	46,006	25,994,128	—	—
LVIP SSGA International Index Fund	26,860,793	25,662,449	26,759,177	(314,314)	24,863,838	—	—
LVIP SSGA Mid-Cap Index Fund	1,407,549	1,433,211	1,604,791	(4,868)	1,334,122	—	—
LVIP SSGA S&P 500 Index Fund	38,830,107	16,613,674	20,354,669	1,511,451	36,332,094	—	—
LVIP SSGA Small-Cap Index Fund	1,398,366	748,097	849,995	44,811	1,322,308	—	—
LVIP SSGA Small-Mid Cap 200 Fund	1,398,576	1,425,765	1,609,681	(11,818)	1,310,839	—	—
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	2,854,678	2,591,932	2,828,300	(35,466)	2,659,201	—	—

Total	$140,227,315	$109,016,390	$122,098,746	$880,962	$130,506,058	$—	$—

LVIP Managed Risk Profile Target Maturity Funds–31

LVIP Managed Risk Profile Target Maturity Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

LVIP Managed Risk Profile 2030 Fund

	Value 12/31/15	Purchases	Sales	Net Realized Gain (Loss)	Value 6/30/16	Dividends	Capital Gain Distributions
LVIP Baron Growth Opportunities Fund	$1,525,996	$916,892	$931,424	$(3,642)	$1,553,064	$—	$—
LVIP BlackRock Inflation Protected Bond Fund	6,150,270	6,575,761	6,616,423	(12,742)	6,296,334	—	—
LVIP Clarion Global Real Estate Fund	4,727,083	3,250,279	3,516,726	17,480	4,773,280	—	—
LVIP Delaware Bond Fund	3,090,265	4,863,590	3,368,469	(3,437)	4,742,765	—	—
LVIP Delaware Diversified Floating Rate Fund	3,092,129	3,390,858	3,370,785	(8,003)	3,134,031	—	—
LVIP Delaware Special Opportunities Fund	3,020,364	2,993,355	3,136,296	(45,689)	3,067,889	—	—
LVIP Global Income Fund	4,609,828	4,827,813	6,421,445	(52,941)	3,145,010	—	—
LVIP JPMorgan High Yield Fund	3,028,781	3,540,346	3,657,268	(28,380)	3,127,914	—	—
LVIP MFS International Growth Fund	3,036,306	3,439,144	3,453,303	(8,487)	3,072,328	—	—
LVIP MFS Value Fund	1,533,010	1,107,253	1,188,075	19,593	1,554,125	—	—
LVIP Mondrian International Value Fund	3,033,375	6,508,393	5,001,072	(13,386)	4,615,617	—	—
LVIP PIMCO Low Duration Bond Fund	3,096,168	3,305,142	3,309,525	(2,084)	3,139,604	—	—
LVIP SSGA Bond Index Fund	27,870,856	27,948,449	28,739,438	3,388	28,487,143	—	—
LVIP SSGA Emerging Markets 100 Fund	1,499,151	3,494,350	1,941,637	(24,003)	3,184,387	—	—
LVIP SSGA International Index Fund	25,851,008	23,440,494	24,234,469	(81,405)	24,211,622	—	—
LVIP SSGA Mid-Cap Index Fund	1,513,216	1,654,120	1,741,419	430	1,543,215	—	—
LVIP SSGA S&P 500 Index Fund	41,768,704	20,700,624	21,985,225	280,336	42,027,265	—	—
LVIP SSGA Small-Cap Index Fund	4,511,171	3,623,190	5,077,557	(298,164)	3,058,945	—	—
LVIP SSGA Small-Mid Cap 200 Fund	1,503,891	1,652,348	1,754,825	(8,181)	1,516,221	—	—
LVIP T. Rowe Price Growth Stock Fund	1,556,001	1,142,028	1,089,000	2,192	1,518,612	—	—
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	3,068,653	1,822,282	1,873,354	(2,038)	3,075,929	—	—

Total	$149,086,226	$130,196,711	$132,407,735	$(269,163)	$150,845,300	$—	$—

LVIP Managed Risk Profile Target Maturity Funds–32

LVIP Managed Risk Profile Target Maturity Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

LVIP Managed Risk Profile 2040 Fund

	Value 12/31/15	Purchases	Sales	Net Realized Gain (Loss)	Value 6/30/16	Dividends	Capital Gain Distributions
LVIP Baron Growth Opportunities Fund	$2,107,739	$1,406,710	$2,528,035	$311,632	$1,038,594	$—	$—
LVIP BlackRock Inflation Protected Bond Fund	3,185,500	3,408,933	3,493,211	(16,960)	3,196,162	—	—
LVIP Clarion Global Real Estate Fund	3,264,404	2,162,960	2,406,027	22,400	3,230,321	—	—
LVIP Delaware Bond Fund	2,134,126	2,220,813	2,312,581	(2,999)	2,141,004	—	—
LVIP Delaware Diversified Floating Rate Fund	1,067,699	1,135,616	1,150,023	(2,098)	1,060,604	—	—
LVIP Delaware Special Opportunities Fund	2,085,884	1,587,762	1,725,027	8,211	2,076,074	—	—
LVIP Global Income Fund	2,122,355	2,222,523	2,276,451	(8,871)	2,131,473	—	—
LVIP JPMorgan High Yield Fund	2,091,722	2,425,678	2,546,360	(31,483)	2,116,947	—	—
LVIP MFS International Growth Fund	4,210,756	3,442,893	3,559,101	2,693	4,157,890	—	—
LVIP MFS Value Fund	2,117,410	2,465,969	1,555,845	6,492	3,165,731	—	—
LVIP Mondrian International Value Fund	4,190,014	5,918,809	4,976,058	(28,911)	5,205,033	—	—
LVIP PIMCO Low Duration Bond Fund	2,138,181	2,230,106	2,275,643	(1,597)	2,124,986	—	—
LVIP SSGA Bond Index Fund	11,762,325	11,469,796	12,033,012	4,834	11,783,031	—	—
LVIP SSGA Emerging Markets 100 Fund	2,070,666	4,780,478	2,717,655	(55,393)	4,309,746	—	—
LVIP SSGA International Index Fund	16,795,160	15,056,439	16,997,703	(164,105)	14,301,567	—	—
LVIP SSGA Mid-Cap Index Fund	1,045,057	1,113,856	1,193,509	(389)	1,044,329	—	—
LVIP SSGA S&P 500 Index Fund	34,160,892	15,996,360	18,660,979	901,667	32,655,290	—	—
LVIP SSGA Small-Cap Index Fund	2,076,848	2,534,535	2,588,250	(31,574)	2,070,126	—	—
LVIP SSGA Small-Mid Cap 200 Fund	1,038,598	1,116,203	1,206,212	(8,815)	1,026,047	—	—
LVIP T. Rowe Price Growth Stock Fund	1,074,576	766,039	750,549	7,356	1,027,674	—	—
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	2,119,234	1,036,178	1,111,677	(565)	2,081,555	—	—

Total	$102,859,146	$84,498,656	$88,063,908	$911,525	$101,944,184	$—	$—

LVIP Managed Risk Profile Target Maturity Funds–33

LVIP Managed Risk Profile Target Maturity Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

LVIP Managed Risk Profile 2050 Fund

	Value 12/31/15	Purchases	Sales	Net Realized Gain (Loss)	Value 6/30/16	Dividends	Capital Gain Distributions
LVIP Baron Growth Opportunities Fund	$ 272,696	$ 314,677	$ 282,761	$ (3,769)	$ 313,980	$—	$—
LVIP BlackRock Inflation Protected Bond Fund	549,485	703,107	634,153	(1,992)	636,228	—	—
LVIP Clarion Global Real Estate Fund	1,125,867	1,192,664	1,114,936	(4,641)	1,286,303	—	—
LVIP Delaware Bond Fund	276,424	343,867	314,466	(315)	319,619	—	—
LVIP Delaware Special Opportunities Fund	539,808	661,221	619,307	(4,467)	620,291	—	—
LVIP JPMorgan High Yield Fund	812,566	1,081,280	1,008,058	(7,490)	948,307	—	—
LVIP MFS International Growth Fund	817,207	960,507	862,118	(3,204)	931,833	—	—
LVIP MFS Value Fund	547,835	1,138,188	804,462	(1,792)	942,546	—	—
LVIP Mondrian International Value Fund	1,084,313	1,319,418	1,176,508	(9,127)	1,244,263	—	—
LVIP PIMCO Low Duration Bond Fund	276,600	344,755	308,751	(203)	317,250	—	—
LVIP SSGA Bond Index Fund	553,294	672,094	615,318	(435)	639,641	—	—
LVIP SSGA Emerging Markets 100 Fund	804,279	1,468,216	1,055,229	(12,107)	1,280,825	—	—
LVIP SSGA International Index Fund	6,247,793	7,624,520	6,938,012	(82,146)	6,735,493	—	—
LVIP SSGA Mid-Cap Index Fund	270,434	343,493	325,298	(1,134)	312,008	—	—
LVIP SSGA S&P 500 Index Fund	9,389,774	9,261,449	8,054,427	(17,604)	11,012,897	—	—
LVIP SSGA Small-Cap Index Fund	1,343,764	1,070,336	1,488,893	(111,205)	927,739	—	—
LVIP SSGA Small-Mid Cap 200 Fund	268,761	344,433	329,310	(980)	306,594	—	—
LVIP T. Rowe Price Growth Stock Fund	556,013	636,011	546,455	(1,873)	614,068	—	—
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	548,327	588,538	528,892	(4,935)	621,886	—	—

Total	$26,285,240	$30,068,774	$27,007,354	$(269,419)	$30,011,771	$—	$—

LVIP Managed Risk Profile Target Maturity Funds–34

LVIP Managed Risk Profile Target Maturity Funds

Notes to Financial Statements (continued)

3. Investments

For the six months ended June 30, 2016, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	LVIP Managed Risk Profile 2010 Fund	LVIP Managed Risk Profile 2020 Fund	LVIP Managed Risk Profile 2030 Fund	LVIP Managed Risk Profile 2040 Fund	LVIP Managed Risk Profile 2050 Fund
Purchases	$10,045,018	$11,388,412	$15,800,587	$10,910,606	$5,803,592
Sales	7,046,804	23,266,672	18,139,768	14,621,546	2,623,443

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated because final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	LVIP Managed Risk Profile 2010 Fund	LVIP Managed Risk Profile 2020 Fund	LVIP Managed Risk Profile 2030 Fund	LVIP Managed Risk Profile 2040 Fund	LVIP Managed Risk Profile 2050 Fund
Cost of investments	$34,400,985	$103,870,241	$121,681,547	$78,864,400	$28,134,640

Aggregate unrealized appreciation	$9,054,259	$35,328,797	$39,163,176	$30,820,022	$4,835,330
Aggregate unrealized depreciation	(37,173)	(183,534)	(1,034,012)	(867,928)	(173,929)

Net unrealized appreciation	$9,017,086	$35,145,263	$38,129,164	$29,952,094	$4,661,401

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2016:

Level 1	LVIP Managed Risk Profile 2010 Fund	LVIP Managed Risk Profile 2020 Fund	LVIP Managed Risk Profile 2030 Fund	LVIP Managed Risk Profile 2040 Fund	LVIP Managed Risk Profile 2050 Fund
Investment Companies	$43,418,071	$139,015,504	$159,810,711	$108,816,494	$32,796,041

Futures Contracts	$(4,470)	$(385,334)	$(797,306)	$(657,817)	$(202,932)

There were no Level 3 investments at the beginning or end of the period.

During the period ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Funds’ policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Managed Risk Profile Target Maturity Funds–35

LVIP Managed Risk Profile Target Maturity Funds

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	LVIP Managed Risk Profile 2010 Fund		LVIP Managed Risk Profile 2020 Fund		LVIP Managed Risk Profile 2030 Fund
	Six Months Ended 6/30/16	Year Ended 12/31/15	Six Months Ended 6/30/16	Year Ended 12/31/15	Six Months Ended 6/30/16	Year Ended 12/31/15
Shares sold:
Standard Class	871,984	555,388	755,625	2,020,861	1,145,083	2,064,039
Service Class	16,252	91,823	111,065	214,538	156,652	258,335
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	207,034	—	589,855	—	973,741
Service Class	—	39,759	—	106,757	—	161,670

	888,236	894,004	866,690	2,932,011	1,301,735	3,457,785

Shares redeemed:
Standard Class	(470,661)	(926,439)	(1,602,375)	(2,509,355)	(1,305,443)	(2,625,441)
Service Class	(28,971)	(191,322)	(151,753)	(487,275)	(114,867)	(235,956)

	(499,632)	(1,117,761)	(1,754,128)	(2,996,630)	(1,420,310)	(2,861,397)

Net increase (decrease)	388,604	(223,757)	(887,438)	(64,619)	(118,575)	596,388

	LVIP Managed Risk Profile 2040 Fund		LVIP Managed Risk Profile 2050 Fund
	Six Months Ended 6/30/16	Year Ended 12/31/15	Six Months Ended 6/30/16	Year Ended 12/31/15
Shares sold:
Standard Class	663,242	1,168,196	451,682	840,708
Service Class	161,701	308,503	170,904	243,741
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	718,448	—	47,520
Service Class	—	173,079	—	8,280

	824,943	2,368,226	622,586	1,140,249

Shares redeemed:
Standard Class	(869,468)	(1,544,893)	(195,730)	(361,011)
Service Class	(41,659)	(231,345)	(8,102)	(26,285)

	(911,127)	(1,776,238)	(203,832)	(387,296)

Net increase (decrease)	(86,184)	591,988	418,754	752,953

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–Each Fund may use futures in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, each Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, each Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

LVIP Managed Risk Profile Target Maturity Funds–36

LVIP Managed Risk Profile Target Maturity Funds

Notes to Financial Statements (continued)

5. Derivatives (continued)

LVIP Managed Risk Profile 2010 Fund

Fair values of derivative instruments as of June 30, 2016 were as follows:

	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Equity contracts (Futures contracts)	Net unrealized depreciation on futures contracts	$15,743	Net unrealized depreciation on futures contracts	$(34,393)
Currency contracts (Future contracts)	Net unrealized depreciation on futures contracts	22,614	Net unrealized depreciation on futures contracts	(8,434)
Total		$38,357		$(42,827)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(197,966)	$(16,269)
Currency contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(21,153)	9,388

Total		$(219,119)	$(6,881)

LVIP Managed Risk Profile 2020 Fund

Fair values of derivative instruments as of June 30, 2016 were as follows:

	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Equity contracts (Futures contracts)	Net unrealized depreciation on futures contracts	$ 21,161	Net unrealized depreciation on futures contracts	$(484,475)
Currency contracts (Futures contracts)	Net unrealized depreciation on futures contracts	136,381	Net unrealized depreciation on futures contracts	(58,401)
Total		$157,542		$(542,876)

LVIP Managed Risk Profile Target Maturity Funds–37

LVIP Managed Risk Profile Target Maturity Funds

Notes to Financial Statements (continued)

5. Derivatives (continued)

LVIP Managed Risk Profile 2020 Fund

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(681,885)	$(377,817)
Currency contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(119,240)	30,457
Total		$(801,125)	$(347,360)

LVIP Managed Risk Profile 2030 Fund

Fair values of derivative instruments as of June 30, 2016 were as follows:

	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Equity contracts (Futures contracts)	Net unrealized depreciation on futures contracts	$ 10,699	Net unrealized depreciation on futures contracts	$(870,114)
Currency contracts (Futures contracts)	Net unrealized depreciation on futures contracts	153,326	Net unrealized depreciation on futures contracts	(91,217)
Total		$164,025		$(961,331)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(1,444,780)	$(819,872)
Currency contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(141,170)	3,637
Total		$(1,585,950)	$(816,235)

LVIP Managed Risk Profile Target Maturity Funds–38

LVIP Managed Risk Profile Target Maturity Funds

Notes to Financial Statements (continued)

5. Derivatives (continued)

LVIP Managed Risk Profile 2040 Fund

Fair values of derivative instruments as of June 30, 2016 were as follows:

	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Equity contracts (Futures contracts)	Net unrealized depreciation on futures contracts	$ 2,355	Net unrealized depreciation on futures contracts	$(718,333)
Currency contracts (Futures contracts)	Net unrealized depreciation on futures contracts	138,797	Net unrealized depreciation on futures contracts	(80,636)
Total		$141,152		$(798,969)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(1,417,171)	$(629,084)
Currency contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(70,967)	2,941
Total		$(1,488,138)	$(626,143)

LVIP Managed Risk Profile 2050 Fund

Fair values of derivative instruments as of June 30, 2016 were as follows:

	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Equity contracts (Futures contracts)	Net unrealized depreciation on futures contracts	$ —	Net unrealized depreciation on futures contracts	$(143,599)
Currency contracts (Futures contracts)	Net unrealized depreciation on futures contracts	45,272	Net unrealized depreciation on futures contracts	(104,605)
Total		$45,272		$(248,204)

LVIP Managed Risk Profile Target Maturity Funds–39

LVIP Managed Risk Profile Target Maturity Funds

Notes to Financial Statements (continued)

5. Derivatives (continued)

LVIP Managed Risk Profile 2050 Fund

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(256,940)	$(136,829)
Currency contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(100,185)	(54,517)
Total		$(357,125)	$(191,346)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by each Fund during the six months ended June 30, 2016. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2016.

	Asset Derivative Volume Future Contracts (Average Notional Value)	Liability Derivative Volume Future Contracts (Average Notional Value)
LVIP Managed Risk Profile 2010 Fund	$—	$ 4,138,825
LVIP Managed Risk Profile 2020 Fund	—	22,108,729
LVIP Managed Risk Profile 2030 Fund	—	29,383,540
LVIP Managed Risk Profile 2040 Fund	—	24,622,216
LVIP Managed Risk Profile 2050 Fund	—	10,526,210

6. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of material loss to be remote.

7. Market Risk

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

LVIP Managed Risk Profile Target Maturity Funds–40

LVIP Managed Risk Profile Target Maturity Funds

Other Fund Information (unaudited)

Approval of Subadvisory Agreement

On January 6, 2016, the Board of Trustees of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things the approval of the sub-advisory agreement with Milliman Financial Risk Management LLC (“Milliman”) (the “Sub-Advisory Agreement”) for various series of the Trust (each a “Fund” and collectively the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC, The Lincoln National Life Insurance Company (“Lincoln Life”) and Milliman prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to approval of investment sub-advisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LIAC, Lincoln Life and Milliman provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including in-person presentations by representatives of Milliman, information about proposed sub-advisory fees and compliance and regulatory matters. After reviewing the information received, the Independent Trustees requested supplemental information and LIAC and Milliman provided materials in response. The Board determined that, given the totality of the information provided with respect to the Sub-Advisory Agreement, the Board had received sufficient information to approve the Sub-Advisory Agreement. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and employees of Lincoln Life, LIAC, and Milliman to consider the approval of the Sub-Advisory Agreement.

Based upon its review, the Board concluded that it was in the best interests of each Fund that the Sub-Advisory Agreement be approved for each Fund. In considering the approval of the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Nature, Extent and Quality of Services. In considering the approval of the sub-advisory agreement between LIAC and Milliman with respect to the Funds, the Board considered the nature, extent and quality of services to be provided by Milliman under the Sub-Advisory Agreement. The Board noted that Milliman has served as a consultant to LIAC with respect to the managed risk strategy for each Fund and that LIAC proposed to delegate the responsibility of managing each Fund’s managed risk strategy to Milliman as sub-adviser. The Board considered the criteria provided by LIAC in recommending Milliman be appointed a sub-adviser for the managed risk strategy of the Funds, including historical modeling and noted that the Board was familiar with the futures based managed risk overlay services provided by Milliman as a consultant to LIAC with respect to the Funds. The Board reviewed the services to be provided by Milliman, the backgrounds of the investment professionals proposed to service the Funds, Milliman’s consulting work for LIAC with respect to the managed risk strategy for the Funds, and the reputation, resources and investment approach of Milliman. They also reviewed information provided regarding the structure of portfolio manager compensation, risk management and compliance and regulatory matters. The Board concluded that the services to be provided by Milliman were expected to be satisfactory.

Performance. With respect to performance, the Board considered that Milliman has served as a risk management consultant to LIAC with respect to the Funds’ futures based managed risk strategy and that the Board received quarterly performance information from LIAC and also from Morningstar, Inc. as part of the annual contract renewal process. The Board concluded that the services to be provided by Milliman were expected to be acceptable.

Sub-Advisory Fee and Economies of Scale. The Board reviewed the proposed sub-advisory fee schedule and noted Milliman’s view that the sub-advisory fees proposed by Milliman were competitive compared to other registered fund and institutional clients that employ the same futures based managed risk strategy as used for the Funds. The Board considered that the sub-advisory fee schedule was negotiated between LIAC and Milliman, an unaffiliated third party and that LIAC would compensate Milliman from its fees. The Board concluded that the proposed sub-advisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered that the sub-advisory fee schedule was negotiated between LIAC and Milliman, an unaffiliated third party, and that LIAC would compensate Milliman from its fees. The Board reviewed materials provided by Milliman as to any additional benefits it would receive and noted Milliman’s statement that the Sub-Advisory Agreement may strengthen Milliman’s name recognition as well as create non-pecuniary benefits from synergies related to conducting risk management programs for clients in large volume.

Overall Conclusions. Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Sub-Advisory Agreement are fair and reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the Funds.

LVIP Managed Risk Profile Target Maturity Funds–41

LVIP MFS International Equity Managed Volatility Fund

 (formerly LVIP MFS International Growth Managed Volatility
 Fund)

a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2016

LVIP MFS International Equity Managed

Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP MFS International Equity Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2016 to June 30, 2016

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers and reimbursements in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*
Actual
Standard Class Shares	$1,000.00	$999.30	0.20%	$0.99
Service Class Shares	1,000.00	998.20	0.45%	2.24
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.87	0.20%	$1.01
Service Class Shares	1,000.00	1,022.63	0.45%	2.26

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies (Underlying Funds). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP MFS International Equity Managed Volatility Fund–1

LVIP MFS International Equity Managed Volatility Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2016

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	93.39%
Equity Fund	9.46%
International Equity Funds	83.93%
Unaffiliated Investment Company	2.45%
Money Market Fund	2.45%
Total Value of Securities	95.84%
Receivables and Other Assets Net of Liabilities	4.16%
Total Net Assets	100.00%

LVIP MFS International Equity Managed Volatility Fund–2

LVIP MFS International Equity Managed Volatility Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–93.39%
Equity Fund–9.46%
*Lincoln Variable Insurance Products Trust– LVIP MFS Value Fund	503,316	$18,988,095

		18,988,095

International Equity Funds–83.93%
*Lincoln Variable Insurance Products Trust– LVIP MFS International Growth Fund	9,445,648	131,398,416
MFS® Variable Insurance Trust II–
†X MFS Research International Portfolio	2,761,613	37,060,841

		168,459,257

Total Affiliated Investment Companies
(Cost $182,248,197)		187,447,352

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANY–2.45%
Money Market Fund–2.45%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	4,905,583	$4,905,583

Total Unaffiliated Investment Company (Cost $4,905,583)		4,905,583

TOTAL VALUE OF SECURITIES–95.84% (Cost $187,153,780)	192,352,935
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–4.16%	8,359,264

NET ASSETS APPLICABLE TO 21,588,388 SHARES OUTSTANDING–100.00%	$200,712,199

†	Non-income producing for the period.

*	Standard Class shares.

X	Initial Class.

The following futures contracts were outstanding at June 30, 2016:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(228)	British Pound Currency	$(19,563,906)	$(18,878,400)	9/20/16	$685,506
(127)	E-mini S&P 500 Index	(12,943,763)	(13,272,770)	9/19/16	(329,007)
(232)	Euro Currency	(32,364,122)	(32,211,750)	9/20/16	152,372
(1,037)	Euro STOXX 50 Index	(32,285,040)	(32,855,647)	9/19/16	(570,607)
(235)	FTSE 100 Index	(19,047,164)	(20,092,390)	9/19/16	(1,045,226)
(190)	Japanese Yen Currency	(23,070,397)	(23,054,125)	9/20/16	16,272
(152)	Nikkei 225 Index (OSE)	(23,006,234)	(22,918,123)	9/9/16	88,111

					$(1,002,579)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

OSE–Osaka Securities Exchange

1See Note 5 in “Notes to Financial Statements”

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Equity Managed Volatility Fund–3

LVIP MFS International Equity Managed Volatility Fund

Statement of Assets and Liabilities

June 30, 2016 (unaudited)

ASSETS:
Investments in affiliated investment companies, at value	$187,447,352
Investments in unaffiliated investment company, at value	4,905,583

Total investments, at value	192,352,935
Cash collateral held at broker for futures contracts	11,609,227
Receivable for fund shares sold	304,467
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	9,450
Dividends receivable from investment companies	2,027
Prepaid printing and mailing fees to Lincoln Life	720

TOTAL ASSETS	204,278,826

LIABILITIES:
Foreign currencies due to broker for futures contracts	2,311,630
Net unrealized depreciation from open futures contracts	1,002,579
Payable for investment companies shares purchased	149,475
Due to manager and affiliates	73,494
Accrued expenses payable	15,960
Payable for fund shares redeemed	13,489

TOTAL LIABILITIES	3,566,627

TOTAL NET ASSETS	$200,712,199

Investments in affiliated investment companies, at cost	$182,248,197
Investments in unaffiliated investment company, at cost	4,905,583

Total investments, at cost	187,153,780

Standard Class:
Net Assets	$9,474
Shares Outstanding	1,018
Net Asset Value Per Share	$9.306

Service Class:
Net Assets	$200,702,725
Shares Outstanding	21,587,370
Net Asset Value Per Share	$9.297

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$211,977,512
Accumulated net investment loss	(392,242)
Accumulated net realized loss on investments	(15,069,647)
Net unrealized appreciation of investments and derivatives	4,196,576

TOTAL NET ASSETS	$200,712,199

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Equity Managed Volatility Fund–4

LVIP MFS International Equity Managed

Volatility Fund

Statement of Operations

Six Months Ended June 30, 2016 (unaudited)

LVIP MFS International Equity Managed

Volatility Fund

Statements of Changes in Net Assets

INVESTMENT INCOME:
Dividends from unaffiliated investment company	$9,145

EXPENSES:
Management fees	793,358
Distribution fees-Service Class	233,329
Accounting and administration expenses	44,474
Reports and statements to shareholders	18,926
Professional fees	12,131
Trustees’ fees and expenses	2,421
Consulting fees	1,900
Custodian fees	1,601
Pricing fees	105
Other	524

1,108,769
Less management fees waived	(606,685)
Less expenses reimbursed	(82,083)

Total operating expenses	420,001

NET INVESTMENT LOSS	(410,856)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of investments in affiliated investment companies	(8,431,915)
Foreign currencies	131,864
Futures contracts	(2,424,507)

Net realized loss	(10,724,558)

Net change in unrealized appreciation (depreciation) of:
Investments in affiliated investment companies	12,214,172
Futures contracts	(1,123,488)

Net change in unrealized appreciation (depreciation)	11,090,684

NET REALIZED AND UNREALIZED GAIN	366,126

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(44,730)

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(410,856)	$1,346,928
Net realized loss	(10,724,558)	(2,180,090)
Net change in unrealized appreciation (depreciation)	11,090,684	(3,356,106)

Net decrease in net assets resulting from operations	(44,730)	(4,189,268)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(91)
Service Class	—	(1,269,868)

	—	(1,269,959)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Service Class	31,156,784	107,716,996
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	91
Service Class	—	1,269,868

	31,156,784	108,986,955

Cost of shares redeemed:
Service Class	(12,315,005)	(16,129,276)

	(12,315,005)	(16,129,276)

Increase in net assets derived from capital share transactions	18,841,779	92,857,679

NET INCREASE IN NET ASSETS	18,797,049	87,398,452
NET ASSETS:
Beginning of period	181,915,150	94,516,698

End of period	$200,712,199	$181,915,150

Undistributed (accumulated) net investment income (loss)	$(392,242)	$18,614

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Equity Managed Volatility Fund–5

LVIP MFS International Equity Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP MFS International Equity Managed Volatility Fund Standard Class

	Six Months Ended 6/30/16[1,2] (unaudited)		Year Ended		5/1/13[3] to 12/31/13
			12/31/15	12/31/14

Net asset value, beginning of period	$9.313		$9.389	$10.195	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.009)		0.116	0.111	0.132
Net realized and unrealized gain (loss)	0.002		(0.102)	(0.837)	0.128

Total from investment operations	(0.007)		0.014	(0.726)	0.260

Less dividends and distributions from:
Net investment income	—		(0.090)	(0.080)	(0.063)
Return of capital	—		—	—	(0.002)

Total dividends and distributions	—		(0.090)	(0.080)	(0.065)

Net asset value, end of period	$9.306		$9.313	$9.389	$10.195

Total return[5]	(0.07%	)	0.13%	(7.12% )	2.60%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$9		$9	$10	$513
Ratio of expenses to average net assets[6]	0.20%		0.20%	0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.94%		0.94%	0.97%	1.32%
Ratio of net investment income (loss) to average net assets	(0.19%	)	1.19%	1.10%	1.99%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.93%	)	0.45%	0.33%	0.87%
Portfolio turnover	30%		5%	10%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. was added as a sub-adviser for the Fund’s volatility management overlay.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Equity Managed Volatility Fund–6

LVIP MFS International Equity Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP MFS International Equity Managed Volatility Fund Service Class

	Six Months Ended 6/30/16[1,2] (unaudited)		Year Ended		5/1/13[3] to 12/31/13
			12/31/15	12/31/14

Net asset value, beginning of period	$9.315		$9.391	$10.195	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.020)		0.091	0.084	0.116
Net realized and unrealized gain (loss)	0.002		(0.101)	(0.833)	0.127

Total from investment operations	(0.018)		(0.010)	(0.749)	0.243

Less dividends and distributions from:
Net investment income	—		(0.066)	(0.055)	(0.046)
Return of capital	—		—	—	(0.002)

Total dividends and distributions	—		(0.066)	(0.055)	(0.048)

Net asset value, end of period	$9.297		$9.315	$9.391	$10.195

Total return[5]	(0.18%	)	(0.13% )	(7.35% )	2.43%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$200,703		$181,906	$94,507	$41,935
Ratio of expenses to average net assets[6]	0.45%		0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	1.19%		1.19%	1.22%	1.57%
Ratio of net investment income (loss) to average net assets	(0.44%	)	0.94%	0.85%	1.74%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(1.18%	)	0.20%	0.08%	0.62%
Portfolio turnover	30%		5%	10%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. was added as a sub-adviser for the Fund’s volatility management overlay.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Equity Managed Volatility Fund–7

LVIP MFS International Equity Managed Volatility Fund

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP MFS International Equity Managed Volatility Fund (formerly, LVIP MFS International Growth Managed Volatility Fund) (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of fund structure and invests a significant portion of its assets in other mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2016 and for all open tax years (years ended December 31, 2013–December 31, 2015), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2016, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not separate the portion of realized gains and losses on investments resulting from changes in foreign exchange rates from that which is due to changes in market prices. Both types of changes in gain (loss) are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.

LVIP MFS International Equity Managed Volatility Fund–8

LVIP MFS International Equity Managed Volatility Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2016.

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.85% of the Fund’s average daily net assets. This fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC). LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.65% of the Fund’s average daily net assets. This agreement will continue through at least April 30, 2017, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.

LIAC has contractually agreed to reimburse the Fund to the extent that the annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.20% of average daily net assets for the Standard Class and 0.45% for the Service Class. This agreement will continue through at least April 30, 2017 and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Effective May 1, 2016, SSGA Funds Management, Inc. (the “Sub-Adviser”), is responsible for managing the Fund’s volatility management overlay. Prior to May 1, 2016, LIAC was responsible for day-to-day management of the entirety of the Fund’s investment porfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2016, costs for these administrative and legal services were as follows:

Administrative	$5,166
Legal	1,330

Lincoln Life also performs daily trading operations. The cost of these services is included in “Accounting and administration expenses” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $4,770 for the six months ended June 30, 2016.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $15,597 for the six months ended June 30, 2016.

The Fund offers Standard Class and Service Class Shares. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual distribution and/or service fee (“12b-1 Fee”) at an annual rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the 12b-1 Fee is limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2016, the Fund had receivables due from, liabilities payable, and prepaid expenses to affiliates as follows:

Expense reimbursement receivable from LIAC	$9,450
Management fees payable to LIAC	32,665
Distribution fees payable to LFD	40,829
Prepaid printing and mailing fees to Lincoln Life	720

Certain officers and trustees of the Fund are also officers or directors of the Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

LVIP MFS International Equity Managed Volatility Fund–9

LVIP MFS International Equity Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

At June 30, 2016, Lincoln Life directly owned 100.00% of the Fund’s Standard Class shares.

Affiliated investment companies, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds). Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the six months ended June 30, 2016, were as follows:

	Value 12/31/15	Purchases	Sales	Net realized Gain(Loss)	Value 6/30/16	Dividends	Capital Gain Distributions
LVIP MFS International Growth Fund	$168,851,121	$15,128,937	$50,891,354	$(8,457,864)	$131,398,416	$—	$—
LVIP MFS Value Fund	—	17,916,895	1,295,762	12,034	18,988,095	—	—
MFS VIT II Research International Portfolio	—	35,136,908	1,181,652	13,915	37,060,841	—	—

Total	$168,851,121	$68,182,740	$53,368,768	$(8,431,915)	$187,447,352	$—	$—

3. Investments

For the six months ended June 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$68,182,741
Sales	53,368,768

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$187,153,780

Aggregate unrealized appreciation	$5,446,597
Aggregate unrealized depreciation	(247,442)

Net unrealized appreciation	$5,199,155

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2015, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$1,414,282	$2,042,565	$3,456,847

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP MFS International Equity Managed Volatility Fund–10

LVIP MFS International Equity Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

Level 1
Investment Companies	$192,352,935

Futures Contracts	$(1,002,579)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/16	Year Ended 12/31/15
Shares sold:
Service Class	3,404,504	10,997,802
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	10
Service Class	—	134,877

	3,404,504	11,132,689

Shares redeemed:
Service Class	(1,346,158)	(1,667,584)

	(1,346,158)	(1,667,584)

Net increase	2,058,346	9,465,105

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

LVIP MFS International Equity Managed Volatility Fund–11

LVIP MFS International Equity Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Fair values of derivative instruments as of June 30, 2016 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Currency contracts	Net unrealized depreciation		Net unrealized depreciation
(Futures contracts)	on futures contracts	$854,150	on futures contracts	$—
Equity contracts	Net unrealized depreciation		Net unrealized depreciation
(Futures contracts)	on futures contracts	88,111	on futures contracts	(1,944,840)

Total		$942,261		$(1,944,840)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts	Net realized loss from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts
(Futures contracts)		$(1,377,304)	$852,410
Equity contracts	Net realized loss from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts
(Futures contracts)		(1,047,203)	(1,975,898)

Total		$(2,424,507)	$(1,123,488)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2016. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2016.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$3,917,438	$51,018,207

6. Market Risk

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP MFS International Equity Managed Volatility Fund–12

LVIP MFS International Equity Managed Volatility Fund

Other Fund Information (unaudited)

Approval of Subadvisory Agreement

On January 6, 2016, the Board of Trustees of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things the approval of the sub-advisory agreement with SSGA Funds Management, Inc. (“SSGA FM”) (the “Sub-Advisory Agreement”) for the Fund. The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC, The Lincoln National Life Insurance Company (“Lincoln Life”) and SSGA FM prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to approval of investment sub-advisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LIAC, Lincoln Life and SSGA FM provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including in-person presentations by representatives of SSGA FM, information about proposed sub-advisory fees and compliance and regulatory matters. The Board noted that SSGA FM provided sub-advisory services to other funds in the Trust. After reviewing the information received, the Independent Trustees requested supplemental information, and LIAC and SSGA FM provided materials in response. The Board determined that, given the totality of the information provided with respect to the Sub-Advisory Agreement, the Board had received sufficient information to approve the Sub-Advisory Agreement. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and employees of Lincoln Life, LIAC and SSGA FM to consider the approval of the Sub-Advisory Agreement.

Based upon its review, the Board concluded that it was in the best interests of the Fund that the Sub-Advisory Agreement be approved for the Fund. In considering the approval of the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Nature, Extent and Quality of Services. In considering the approval of the Sub-Advisory Agreement between LIAC and SSGA FM with respect to the Funds, the Board considered the nature, extent and quality of services to be provided by SSGA FM under the Sub-Advisory Agreement. The Board considered that SSGA FM provided sub-advisory services to other funds in the Trust and that the Board had reviewed extensive information provided by SSGA FM in connection with the annual contract renewal process most recently concluded in September 2015. The Board noted that State Street Global Advisors (“SSGA”), an affiliate of SSGA FM, has served as a consultant to LIAC with respect to the managed volatility overlay for the Fund and that LIAC proposed to delegate the responsibility of managing the Fund’s managed volatility overlay to SSGA FM as sub-adviser. The Board considered the criteria provided by LIAC in recommending SSGA FM be appointed a sub-adviser for the Fund’s managed volatility overlay, including historical modeling and noted that the Board was familiar with the managed volatility overlay services provided by SSGA as a consultant to LIAC with respect to the Fund. The Board reviewed the services to be provided by SSGA FM, the backgrounds of the investment professionals proposed to service the Fund, SSGA’s consulting work for LIAC with respect to the managed volatility overlay for the Fund and the reputation, resources and investment approach of SSGA FM. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board concluded that the services to be provided by SSGA FM were expected to be satisfactory.

Performance. With respect to performance, the Board considered that SSGA has served as a risk management consultant to LIAC with respect to the managed volatility overlay for the Fund and that the Board received quarterly performance information from LIAC and also from Morningstar, Inc. as part of the annual contract renewal process. The Board concluded that the services to be provided by SSGA FM were expected to be acceptable.

Sub-Advisory Fee and Economies of Scale. The Board reviewed the proposed sub-advisory fee schedule and noted SSGA FM’s statement that it does not sub-advise any portfolios with similar investment objectives. The Board considered that the sub-advisory fee schedule was negotiated between LIAC and SSGA FM, an unaffiliated third party and that LIAC would compensate SSGA FM from its fees. The Board concluded that the proposed sub-advisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered that the sub-advisory fee schedule was negotiated between LIAC and SSGA FM, an unaffiliated third party, and that LIAC would compensate SSGA FM from its fees. The Board reviewed materials provided by SSGA FM as to any additional benefits it receives and noted that SSGA FM indicated that it indirectly benefits from association with the Fund in the marketplace.

Overall Conclusions

Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Sub-Advisory Agreement are fair and reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the Fund.

LVIP MFS International Equity Managed Volatility Fund–13

LVIP MFS International Growth Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2016

LVIP MFS International Growth Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP MFS International Growth Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2016 to June 30, 2016

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) Fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*
Actual
Standard Class Shares	$1,000.00	$1,015.50	0.77%	$3.86
Service Class Shares	1,000.00	1,014.20	1.02%	5.11
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.03	0.77%	$3.87
Service Class Shares	1,000.00	1,019.79	1.02%	5.12

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP MFS International Growth Fund–1

LVIP MFS International Growth Fund

Security Type/Country and Sector Allocations

  and Top 10 Equity Holdings (unaudited)

As of June 30, 2016

Security Type/Country	Percentage of Net Assets
Common Stock	98.60%
Australia	1.32%
Brazil	0.41%
Canada	3.37%
China	2.74%
Denmark	2.26%
France	16.59%
Germany	9.88%
Hong Kong	3.37%
India	1.77%
Ireland	3.53%
Israel	1.77%
Italy	0.98%
Japan	9.35%
Mexico	0.57%
Netherlands	1.18%
Peru	0.48%
Republic of Korea	0.24%
Singapore	1.05%
Spain	1.22%
Sweden	1.61%
Switzerland	13.85%
Taiwan	2.01%
United Kingdom	17.26%
United States	1.79%
Money Market Fund	0.99%
Total Value of Securities	99.59%
Receivables and Other Assets Net of Liabilities	0.41%
Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of Net Assets
Aerospace & Defense	1.02%
Air Freight & Logistics	0.30%
Automobiles	0.35%
Banks	4.75%
Beverages	5.50%
Biotechnology	0.52%
Building Products	0.77%
Capital Markets	2.73%
Chemicals	6.00%
Commercial Services & Supplies	0.98%
Communications Equipment	1.14%
Consumer Finance	0.45%
Diversified Financial Services	0.38%
Electrical Equipment	2.87%
Electronic Equipment, Instruments & Components	0.64%
Food & Staples Retailing	1.87%
Food Products	7.44%
Health Care Equipment & Supplies	4.14%
Health Care Providers & Services	1.36%
Hotels, Restaurants & Leisure	4.31%
Household Products	2.91%
Insurance	3.12%
Internet Software & Services	1.98%
IT Services	4.85%
Life Sciences Tools & Services	2.24%
Machinery	2.06%
Media	1.94%
Oil, Gas & Consumable Fuels	1.10%
Personal Products	2.18%
Pharmaceuticals	9.60%
Professional Services	1.82%
Road & Rail	2.24%
Semiconductors & Semiconductor Equipment	2.75%
Software	4.93%
Textiles, Apparel & Luxury Goods	3.92%
Tobacco	1.68%
Trading Companies & Distributors	0.88%
Wireless Telecommunication Services	0.88%
Total	98.60%

LVIP MFS International Growth Fund–2

LVIP MFS International Growth Fund

Security Type/Country and Sector Allocations

  and Top 10 Equity Holdings (continued)

Holdings are for informational purpose only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Roche Holding	3.86%
Nestle	3.85%
Danone	3.23%
AIA Group	3.12%
Novartis	2.78%
Accenture Class A	2.54%
Pernod Ricard	2.37%
Reckitt Benckiser Group	2.29%
LVMH Moet Hennessy Louis Vuitton	2.29%
Canadian National Railway	2.24%
Total	28.57%

IT–Information Technology

LVIP MFS International Growth Fund–3

LVIP MFS International Growth Fund

Statement of Net Assets

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–98.60%
Australia–1.32%
Brambles	1,329,100	$12,408,998
Oil Search	846,362	4,273,761

		16,682,759

Brazil–0.41%
Ambev ADR	866,128	5,118,816

		5,118,816

Canada–3.37%
Canadian National Railway	478,227	28,244,087
Element Financial	446,906	4,739,047
Suncor Energy	345,094	9,573,257

		42,556,391

☐China–2.74%
†Alibaba Group Holding ADR	172,954	13,755,032
†Baidu ADR	49,789	8,222,653
Guangzhou Automobile Group	3,651,600	4,381,917
Hengan International Group	450,000	3,769,081
†@=Qinqin Foodstuffs Group Cayman	90,000	127,611
Want Want China Holdings	6,058,000	4,288,583

		34,544,877

Denmark–2.26%
Carlsberg Class B	144,220	13,759,741
Novo Nordisk Class B	273,047	14,704,372

		28,464,113

France–16.59%
Air Liquide	126,857	13,216,172
Danone	582,039	40,732,625
Dassault Systemes	180,868	13,636,723
Essilor International	118,667	15,596,297
Kering	64,065	10,313,315
Legrand	109,831	5,622,396
L’Oreal	123,759	23,694,083
LVMH Moet Hennessy Louis Vuitton	191,105	28,806,164
Pernod Ricard	269,894	29,881,687
Publicis Groupe	140,536	9,402,201
Schneider Electric	313,042	18,263,090

		209,164,753

Germany–9.88%
Bayer	224,683	22,566,016
Brenntag	227,545	11,022,726
Fresenius Medical Care	197,235	17,180,438
GEA Group	183,522	8,662,488
Linde	131,818	18,367,075
†QIAGEN	262,902	5,729,233
SAP	349,567	26,254,288
Symrise	215,914	14,727,744

		124,510,008

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
■Hong Kong–3.37%
AIA Group	6,532,000	$39,281,652
Dairy Farm International Holdings	471,300	3,181,544

		42,463,196

India–1.77%
HDFC Bank ADR	239,545	15,893,811
ITC Ltd	1,168,073	6,395,071

		22,288,882

Ireland–3.53%
Accenture Class A	282,254	31,976,556
Paddy Power Betfair	118,642	12,483,892

		44,460,448

Israel–1.77%
Nice ADR	349,217	22,297,505

		22,297,505

Italy–0.98%
Prysmian	561,769	12,330,358

		12,330,358

Japan–9.35%
AEON Financial Service	261,900	5,670,905
Japan Tobacco	365,100	14,714,335
Keyence	11,900	8,119,710
Nippon Paint Holdings	199,600	4,934,468
Obic	250,100	13,767,085
SoftBank Group	197,100	11,146,414
Sundrug	217,600	20,431,551
Terumo	418,100	17,842,570
TOTO	243,800	9,742,059
Unicharm	345,200	7,755,807
Yamato Holdings	165,900	3,809,229

		117,934,133

Mexico–0.57%
Grupo Financiero Banorte Class O	1,200,765	6,710,999
Grupo Financiero Inbursa	266,110	452,528

		7,163,527

Netherlands–1.18%
Akzo Nobel	239,313	14,866,316

		14,866,316

Peru–0.48%
Credicorp	39,467	6,090,942

		6,090,942

Republic of Korea–0.24%
NAVER	4,902	3,036,868

		3,036,868

LVIP MFS International Growth Fund–4

LVIP MFS International Growth Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Singapore–1.05%
DBS Group Holdings	1,124,000	$13,252,997

		13,252,997

Spain–1.22%
Amadeus IT Holding	348,170	15,339,936

		15,339,936

Sweden–1.61%
Atlas Copco Class A	227,573	5,910,559
Telefonaktiebolaget LM Ericsson Class B	1,867,456	14,346,834

		20,257,393

Switzerland–13.85%
†Julius Baer Group	170,998	6,882,382
Nestle	626,979	48,577,288
Novartis	424,828	35,064,688
Roche Holding	184,570	48,704,300
Sonova Holding	59,147	7,850,297
UBS Group	2,126,006	27,586,189

		174,665,144

Taiwan–2.01%
MediaTek	735,000	5,616,545
Taiwan Semiconductor Manufacturing ADR	754,038	19,778,417

		25,394,962

United Kingdom–17.26%
ARM Holdings	612,317	9,300,928
Burberry Group	664,616	10,338,386
Compass Group	1,472,824	28,021,057
Croda International	226,925	9,525,954
Diageo	735,687	20,551,904
Experian.	502,735	9,537,923
HSBC Holdings	2,815,065	17,440,886
Intertek Group	288,494	13,441,889
Reckitt Benckiser Group	287,811	28,859,289
†Rolls-Royce Holdings	1,348,287	12,869,360
Shire	105,851	6,541,858
Smith & Nephew	643,508	10,927,523
Weir Group	586,931	11,335,670
Whitbread	294,963	13,801,104
WPP	723,002	15,068,381

		217,562,112

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United States–1.79%
†Mettler-Toledo International	61,770	$22,541,108

		22,541,108

Total Common Stock
(Cost $1,171,666,021)		1,242,987,544

MONEY MARKET FUND–0.99%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	12,543,602	12,543,602

Total Money Market Fund
(Cost $12,543,602)		12,543,602

LVIP MFS International Growth Fund–5

LVIP MFS International Growth Fund

Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–99.59% (Cost $1,184,209,623)	$1,255,531,146
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.41%	5,164,281

NET ASSETS APPLICABLE TO 90,614,787 SHARES OUTSTANDING–100.00%	$1,260,695,427

NET ASSET VALUE PER SHARE–LVIP MFS INTERNATIONAL GROWTH FUND STANDARD CLASS
($1,101,978,466 / 79,207,979 Shares)	$13.912

NET ASSET VALUE PER SHARE–LVIP MFS INTERNATIONAL GROWTH FUND SERVICE CLASS
($158,716,961 / 11,406,808 Shares)	$13.914

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$1,246,488,785
Undistributed net investment income	16,867,509
Accumulated net realized loss on investments	(73,676,447)
Net unrealized appreciation of investments and derivatives	71,015,580

Total net assets	$1,260,695,427

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 2.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

«

Includes $778,503 due to manager and affiliates, $877 prepaid printing and mailing fees payable to Lincoln Life, $549,901 payable for securities purchased and $463,257 payable for fund shares redeemed as of June 30, 2016.

@	Illiquid security. At June 30, 2016, the aggregate value of illiquid securities was $127,611, which represents 0.01% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2016, the aggregate value of fair valued securities was $127,611, which represents 0.01% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

☐	Securities listed and traded on the Hong Kong Stock Exchange.

The	following foreign currency exchange contracts were outstanding at June 30, 2016:[1]

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
CSFB	MXN	4,191,184	USD	(222,610)	7/1/16	$6,613
CSFB	MXN	2,136,888	USD	(117,011)	7/5/16	(185)
GSC	MXN	1,777,072	USD	(96,112)	7/1/16	1,080

						$7,508

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

ADR–American Depositary Receipt

CSFB–Credit Suisse First Boston

GSC–Goldman Sachs Capital

MXN–Mexican Peso

USD–United States Dollar

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Growth Fund–6

LVIP MFS International Growth Fund

Statement of Operations

Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME:
Dividends	$23,791,108
Interest	57,772
Foreign tax withheld	(2,106,337)

21,742,543

EXPENSES:
Management fees	5,109,937
Distribution fees-Service Class	193,366
Accounting and administration expenses	156,399
Custodian fees	87,756
Professional fees	43,438
Reports and statements to shareholders	30,675
Trustees’ fees and expenses	16,603
Pricing fees	7,002
Consulting fees	1,503
Other	5,875

5,652,554
Less management fees waived	(641,539)

Total operating expenses	5,011,015

NET INVESTMENT INCOME	16,731,528

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(12,388,900)
Foreign currencies	128,204
Foreign currency exchange contracts	(302,476)

Net realized loss	(12,563,172)

Net change in unrealized appreciation (depreciation) of:
Investments	11,747,059
Foreign currencies	(155,866)
Foreign currency exchange contracts	8,143

Net change in unrealized appreciation (depreciation)	11,599,336

NET REALIZED AND UNREALIZED LOSS	(963,836)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,767,692

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Growth Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$16,731,528	$12,347,949
Net realized gain (loss)	(12,563,172)	418,566
Net change in unrealized appreciation (depreciation)	11,599,336	2,237,352

Net increase in net assets resulting from operations	15,767,692	15,003,867

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(13,943,431)
Service Class	—	(1,526,298)

	—	(15,469,729)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	59,793,158	442,805,120
Service Class	10,862,806	25,685,920
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	13,943,431
Service Class	—	1,526,298

	70,655,964	483,960,769

Cost of shares redeemed:
Standard Class	(112,041,678)	(108,191,869)
Service Class	(12,032,194)	(27,862,419)

	(124,073,872)	(136,054,288)

Increase (decrease) in net assets derived from capital share transactions	(53,417,908)	347,906,481

NET INCREASE (DECREASE) IN NET ASSETS	(37,650,216)	347,440,619
NET ASSETS:
Beginning of period	1,298,345,643	950,905,024

End of period	$1,260,695,427	$1,298,345,643

Undistributed net investment income	$16,867,509	$135,981

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Growth Fund–7

LVIP MFS International Growth Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP MFS International Growth Fund Standard Class
	Six Months Ended 6/30/16[1] (unaudited)	12/31/15	12/31/14	Year Ended 12/31/13	12/31/12	12/31/11
Net asset value, beginning of period	$13.700	$13.694	$14.580	$12.935	$10.913	$12.500

Income (loss) from investment operations:
Net investment income[2]	0.183	0.162	0.233	0.133	0.155	0.157
Net realized and unrealized gain (loss)	0.029	0.013	(0.968)	1.625	1.960	(1.392)

Total from investment operations	0.212	0.175	(0.735)	1.758	2.115	(1.235)

Less dividends and distributions from:
Net investment income	—	(0.169)	(0.151)	(0.113)	(0.093)	(0.352)

Total dividends and distributions	—	(0.169)	(0.151)	(0.113)	(0.093)	(0.352)

Net asset value, end of period	$13.912	$13.700	$13.694	$14.580	$12.935	$10.913

Total return[3]	1.55%	1.29%	(5.05% )	13.61%	19.40%	(9.87% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,101,978	$1,140,787	$793,036	$608,707	$163,120	$70,248
Ratio of expenses to average net assets	0.77%	0.78%	0.79%	0.86%	1.01%	1.00%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.87%	0.88%	0.89%	0.95%	1.06%	1.05%
Ratio of net investment income to average net assets	2.72%	1.14%	1.62%	0.96%	1.29%	1.27%
Ratio of net investment income to average net assets
prior to expenses waived/reimbursed	2.62%	1.04%	1.52%	0.87%	1.24%	1.22%
Portfolio turnover	12%	27%	22%	29%	36%	69%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Growth Fund–8

LVIP MFS International Growth Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP MFS International Growth Fund Service Class
	Six Months Ended 6/30/16[1] (unaudited)	12/31/15	12/31/14	Year Ended 12/31/13	12/31/12	12/31/11
Net asset value, beginning of period	$13.719	$13.711	$14.597	$12.952	$10.928	$12.516

Income (loss) from investment operations:
Net investment income[2]	0.166	0.127	0.197	0.097	0.125	0.123
Net realized and unrealized gain (loss)	0.029	0.015	(0.968)	1.626	1.962	(1.389)

Total from investment operations	0.195	0.142	(0.771)	1.723	2.087	(1.266)

Less dividends and distributions from:
Net investment income	—	(0.134)	(0.115)	(0.078)	(0.063)	(0.322)

Total dividends and distributions	—	(0.134)	(0.115)	(0.078)	(0.063)	(0.322)

Net asset value, end of period.	$13.914	$13.719	$13.711	$14.597	$12.952	$10.928

Total return[3]	1.42%	1.05%	(5.29% )	13.32%	19.11%	(10.10% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$158,717	$157,559	$157,869	$159,496	$137,989	$117,407
Ratio of expenses to average net assets	1.02%	1.03%	1.04%	1.11%	1.26%	1.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.12%	1.13%	1.14%	1.20%	1.31%	1.30%
Ratio of net investment income to average net assets	2.47%	0.89%	1.37%	0.71%	1.04%	1.02%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.37%	0.79%	1.27%	0.62%	0.99%	0.97%
Portfolio turnover	12%	27%	22%	29%	36%	69%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Growth Fund–9

LVIP MFS International Growth Fund

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP MFS International Growth Fund (“the Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek long-term capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2016 and for all open tax years (years ended December 31, 2012–December 31, 2015), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended June 30, 2016, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate that portion of realized gains and losses on investments resulting from changes in foreign exchange rates from that which is due to changes in market prices. Both types of changes in gain (loss) are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date

LVIP MFS International Growth Fund–10

LVIP MFS International Growth Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Taxable non-cash dividends are recorded as dividend income. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commissions rebates for the six months ended June 30, 2016.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2016.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 1.00% of the first $50 million of average daily net assets of the Fund, and 0.95% of the next $50 million; 0.90% on the next $50 million; 0.85% on the next $100 million; and 0.80% of average daily net assets of the Fund in excess of $250 million. LIAC has contractually agreed to waive a portion of its advisory fee as follows: 0.11% on the first $400 million of average daily net assets of the Fund and 0.10% of average daily net assets in excess of $400 million. This agreement will continue at least through April 30, 2017 and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Massachusetts Financial Services Company (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2016, costs for these administrative and legal services were as follows:

Administrative	$32,950
Legal.	9,066

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $23,451 for the six months ended June 30, 2016.

The Fund offers Standard Class and Service Class shares. Pursuant to a distribution and service plan, the Fund is authorized to pay out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual distribution and/or service fee (“12b-1 Fee”) at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the 12b-1 Fee is limited to 0.25% of average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

LVIP MFS International Growth Fund–11

LVIP MFS International Growth Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

At June 30, 2016, the Fund had liabilities payable and prepaid expenses to affiliates as follows:

Management fees payable to LIAC	$746,005
Distribution fees payable to LFD	32,498
Prepaid printing and mailing fees payable to Lincoln Life	877

The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2016, the Fund engaged in securities purchases of $3,232,114 and securities sales of $2,436,400.

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$145,404,187
Sales	187,592,356

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,184,209,623

Aggregate unrealized appreciation	$206,071,500
Aggregate unrealized depreciation	(134,749,977)

Net unrealized appreciation	$71,321,523

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

As of June 30, 2016, the Fund had the following capital loss carryforwards for federal income tax purposes:

Pre-Enactment Short-Term Capital Losses Expiring In		Post-Enactment Losses (No Expiration)*
2016	2017	Short-Term	Long-Term	Total
$17,856,965	$24,423,915	$3,701,776	$6,061,641	$52,044,297

*Capital loss carryovers with no expiration must be utilized first.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

LVIP MFS International Growth Fund–12

LVIP MFS International Growth Fund

Notes to Financial Statements (continued)

3. Investments (continued)

Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$16,682,759	$—	$16,682,759
Brazil	5,118,816	—	—	5,118,816
Canada	42,556,391	—	—	42,556,391
China	21,977,685	12,439,581	127,611	34,544,877
Denmark	—	28,464,113	—	28,464,113
France	—	209,164,753	—	209,164,753
Germany	—	124,510,008	—	124,510,008
Hong Kong	—	42,463,196	—	42,463,196
India	15,893,811	6,395,071	—	22,288,882
Ireland	31,976,556	12,483,892	—	44,460,448
Israel	22,297,505	—	—	22,297,505
Italy	—	12,330,358	—	12,330,358
Japan	—	117,934,133	—	117,934,133
Mexico	7,163,527	—	—	7,163,527
Netherlands	—	14,866,316	—	14,866,316
Peru	6,090,942	—	—	6,090,942
Republic of Korea	—	3,036,868	—	3,036,868
Singapore	—	13,252,997	—	13,252,997
Spain	—	15,339,936	—	15,339,936
Sweden	—	20,257,393	—	20,257,393
Switzerland	—	174,665,144	—	174,665,144
Taiwan	19,778,417	5,616,545	—	25,394,962
United Kingdom	—	217,562,112	—	217,562,112
United States	22,541,108	—	—	22,541,108
Money Market Fund	12,543,602	—	—	12,543,602

Total	$207,938,360	$1,047,465,175	$127,611	$1,255,531,146

Foreign Currency Exchange Contracts	$—	$7,508	$—	$7,508

As a result of utilizing international fair value pricing at June 30, 2016, the majority of the Fund’s common stock was categorized as Level 2.

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP MFS International Growth Fund–13

LVIP MFS International Growth Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/16	Year Ended 12/31/15
Shares sold:
Standard Class	4,436,577	31,919,095
Service Class	809,494	1,801,264
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,025,357
Service Class	—	112,430

	5,246,071	34,858,146

Shares redeemed:
Standard Class	(8,497,032)	(7,587,428)
Service Class	(887,527)	(1,942,533)

	(9,384,559)	(9,529,961)

Net increase (decrease)	(4,138,488)	25,328,185

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Fair values of derivative instruments as of June 30, 2016 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Currency contracts (Foreign currency exchange contracts)	Receivables and other assets net of liabilities	$7,693	Receivables and other assets net of liabilities	$185

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 was as follows:

	Location of Gain or Loss on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Foreign currency exchange contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(302,476)	$8,143

LVIP MFS International Growth Fund–14

LVIP MFS International Growth Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2016. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2016.

	Asset Derivative Volume	Liability Derivative Volume
Foreign currency exchange contracts (average cost)	$812,325	$1,218,773

6. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. As of June 30, 2016, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP MFS International Growth Fund–15

LVIP MFS Value Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2016

LVIP MFS Value Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP MFS Value Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2016 to June 30, 2016

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*
Actual
Standard Class Shares	$1,000.00	$1,066.90	0.66%	$3.39
Service Class Shares	1,000.00	1,065.60	0.91%	4.67
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.58	0.66%	$3.32
Service Class Shares	1,000.00	1,020.34	0.91%	4.57

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP MFS Value Fund–1

LVIP MFS Value Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2016

Sector designations may be different than the sector designations presented in other Fund materials.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Security Type/Sector	Percentage of Net Assets
Common Stock	98.81%
Aerospace & Defense	6.46%
Air Freight & Logistics	1.41%
Auto Components	1.33%
Automobiles	0.42%
Banks	11.02%
Beverages	1.11%
Capital Markets	4.88%
Chemicals	3.17%
Commercial Services & Supplies	1.39%
Consumer Finance	0.81%
Containers & Packaging	0.48%
Diversified Financial Services	1.59%
Diversified Telecommunication Services	1.67%
Electric Utilities	1.09%
Electrical Equipment	0.92%
Energy Equipment & Services	1.50%
Food & Staples Retailing	1.61%
Food Products	5.18%
Health Care Equipment & Supplies	4.27%
Health Care Providers & Services	1.62%
Household Durables	0.35%
Household Products	0.49%
Industrial Conglomerates	3.60%
Insurance	7.61%
IT Services	5.28%
Life Sciences Tools & Services	1.20%
Machinery	2.95%
Media	4.05%
Multiline Retail	0.73%
Oil, Gas & Consumable Fuels	4.12%
Pharmaceuticals	8.06%
Professional Services	0.23%
Road & Rail	1.16%
Semiconductors & Semiconductor Equipment	1.71%
Software	0.67%
Specialty Retail	0.30%
Tobacco	4.15%
Wireless Telecommunication Services	0.22%
Money Market Fund	1.09%
Total Value of Securities	99.90%
Receivables and Other Assets Net of Liabilities	0.10%
Total Net Assets	100.00%

Top 10 Equity Holdings	Percentage of Net Assets
JPMorgan Chase	4.18%
Johnson & Johnson	3.69%
Philip Morris International	3.49%
Wells Fargo	2.74%
Accenture Class A	2.68%
Pfizer	2.38%
Medtronic	2.34%
Honeywell International	2.12%
Travelers	2.11%
3M	2.09%
Total	27.82%

IT–Information Technology

LVIP MFS Value Fund–2

LVIP MFS Value Fund

Statement of Net Assets

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.81%
Aerospace & Defense–6.46%
Honeywell International	212,243	$24,688,106
Lockheed Martin	71,553	17,757,308
Northrop Grumman	53,612	11,916,875
United Technologies	204,593	20,981,012

		75,343,301

Air Freight & Logistics–1.41%
United Parcel Service Class B	153,006	16,481,806

		16,481,806

Auto Components–1.33%
Delphi Automotive	91,602	5,734,285
Johnson Controls	221,081	9,785,045

		15,519,330

Automobiles–0.42%
Harley-Davidson	107,178	4,855,163

		4,855,163

Banks–11.02%
BB&T	168,655	6,005,805
Citigroup	275,918	11,696,164
JPMorgan Chase	784,433	48,744,667
PNC Financial Services Group	114,824	9,345,525
US Bancorp	514,829	20,763,054
Wells Fargo	674,862	31,941,218

		128,496,433

Beverages–1.11%
Diageo	465,280	12,997,906

		12,997,906

Capital Markets–4.88%
Bank of New York Mellon	291,785	11,335,847
BlackRock	30,659	10,501,627
Franklin Resources	274,375	9,155,894
Goldman Sachs Group	126,222	18,754,065
State Street	131,451	7,087,838

		56,835,271

Chemicals–3.17%
EI du Pont de Nemours	140,867	9,128,182
Monsanto	44,693	4,621,703
PPG Industries	222,431	23,166,189

		36,916,074

Commercial Services & Supplies–1.39%
Tyco International	381,499	16,251,857

		16,251,857

Consumer Finance–0.81%
American Express	155,739	9,462,702

		9,462,702

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Containers & Packaging–0.48%
†Crown Holdings	109,412	$5,543,906

		5,543,906

Diversified Financial Services–1.59%
Moody’s	54,250	5,083,767
Nasdaq	174,200	11,265,514
S&P Global	20,728	2,223,285

		18,572,566

Diversified Telecommunication Services–1.67%
Verizon Communications	348,513	19,460,966

		19,460,966

Electric Utilities–1.09%
Duke Energy	114,532	9,825,700
Xcel Energy	63,148	2,827,767

		12,653,467

Electrical Equipment–0.92%
Eaton	180,291	10,768,781

		10,768,781

Energy Equipment & Services–1.50%
National Oilwell Varco	129,266	4,349,801
Schlumberger	166,820	13,192,126

		17,541,927

Food & Staples Retailing–1.61%
CVS Health	195,944	18,759,679

		18,759,679

Food Products–5.18%
Archer-Daniels-Midland	223,737	9,596,080
Danone	119,398	8,355,787
General Mills	248,387	17,714,961
JM Smucker	40,422	6,160,717
Nestle	238,976	18,515,462

		60,343,007

Health Care Equipment & Supplies–4.27%
Abbott Laboratories	340,450	13,383,089
Medtronic	314,115	27,255,759
St. Jude Medical	116,463	9,084,114

		49,722,962

Health Care Providers & Services–1.62%
Cigna	37,677	4,822,279
†Express Scripts Holding	102,173	7,744,713
McKesson	33,906	6,328,555

		18,895,547

Household Durables–0.35%
Newell Brands	83,189	4,040,490

		4,040,490

LVIP MFS Value Fund–3

LVIP MFS Value Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Products–0.49%
Procter & Gamble	67,019	$5,674,499

		5,674,499

Industrial Conglomerates–3.60%
3M	139,244	24,384,409
Danaher	174,415	17,615,915

		42,000,324

Insurance–7.61%
Aon	167,594	18,306,293
Chubb	167,515	21,895,886
MetLife	389,819	15,526,491
Prudential Financial	117,425	8,377,100
Travelers	207,076	24,650,327

		88,756,097

IT Services–5.28%
Accenture Class A	275,286	31,187,151
†Cognizant Technology Solutions Class A	65,844	3,768,911
Fidelity National Information Services	146,304	10,779,679
†Fiserv	50,303	5,469,445
International Business Machines	68,267	10,361,565

		61,566,751

Life Sciences Tools & Services–1.20%
Thermo Fisher Scientific	94,795	14,006,909

		14,006,909

Machinery–2.95%
Caterpillar	47,350	3,589,603
Cummins	24,680	2,775,019
Deere & Co.	36,902	2,990,538
Illinois Tool Works	92,117	9,594,907
Ingersoll-Rand	67,616	4,305,787
Pentair	87,990	5,128,937
Stanley Black & Decker	53,689	5,971,291

		34,356,082

Media–4.05%
Comcast Class A	227,892	14,856,279
Omnicom Group	212,734	17,335,694
Time	11,399	187,628
Time Warner	130,611	9,605,133
Viacom Class B	61,059	2,532,117
Walt Disney	28,048	2,743,655

		47,260,506

Multiline Retail–0.73%
Target	122,611	8,560,700

		8,560,700

Oil, Gas & Consumable Fuels–4.12%
Chevron	116,040	12,164,473

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
EOG Resources	126,945	$10,589,752
Exxon Mobil	150,357	14,094,465
Occidental Petroleum	147,902	11,175,475

		48,024,165

Pharmaceuticals–8.06%
Johnson & Johnson	354,419	42,991,025
Merck & Co.	297,865	17,160,003
Novartis	37,943	3,131,760
Pfizer	788,272	27,755,057
Roche Holding	10,885	2,872,332

		93,910,177

Professional Services–0.23%
Equifax	20,436	2,623,982

		2,623,982

Road & Rail–1.16%
Canadian National Railway	96,701	5,711,161
Union Pacific	88,926	7,758,794

		13,469,955

Semiconductors & Semiconductor Equipment–1.71%
Analog Devices	61,194	3,466,028
Texas Instruments	263,346	16,498,627

		19,964,655

Software–0.67%
Oracle	191,227	7,826,921

		7,826,921

Specialty Retail–0.30%
Advance Auto Parts	21,277	3,439,002

		3,439,002

Tobacco–4.15%
Altria Group	112,196	7,737,036
Philip Morris International	399,749	40,662,468

		48,399,504

Wireless Telecommunication Services–0.22%
Vodafone Group	828,032	2,524,553

		2,524,553

Total Common Stock (Cost $763,973,346)		1,151,827,923

LVIP MFS Value Fund–4

LVIP MFS Value Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

MONEY MARKET FUND–1.09%
Dreyfus Treasury & Agency Cash
Management Fund - Institutional
Shares (seven-day effective yield
0.24%)	12,674,037	$12,674,037

Total Money Market Fund
(Cost $12,674,037)		12,674,037

TOTAL VALUE OF SECURITIES–99.90% (Cost $776,647,383)	$1,164,501,960
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.10%	1,222,077

NET ASSETS APPLICABLE TO 30,932,953 SHARES OUTSTANDING–100.00%	$1,165,724,037

NET ASSET VALUE PER SHARE–LVIP MFS VALUE FUND STANDARD CLASS ($293,460,878 / 7,778,753 Shares)	$37.726

NET ASSET VALUE PER SHARE–LVIP MFS VALUE FUND SERVICE CLASS ($872,263,159 / 23,154,200 Shares)	$37.672

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$733,380,968
Undistributed net investment income	9,789,520
Accumulated net realized gain on investments	34,712,828
Net unrealized appreciation of investments and foreign currencies	387,840,721

Total net assets	$1,165,724,037

†	Non-income producing for the period.

«	Includes $950,230 payable for fund shares redeemed and $754,407 due to managers and affiliates as of June 30, 2016.

IT–Information Technology

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS Value Fund–5

LVIP MFS Value Fund

Statement of Operations

Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME:
Dividends	$14,528,626
Interest	17,155
Foreign tax withheld	(153,144)

14,392,637

EXPENSES:
Management fees	3,306,433
Distribution fees-Service Class	1,047,612
Accounting and administration expenses	135,083
Reports and statements to shareholders	51,483
Professional fees.	29,457
Trustees’ fees and expenses	14,072
Custodian fees	10,503
Consulting fees	1,161
Pricing fees	900
Other	6,413

Total operating expenses	4,603,117

NET INVESTMENT INCOME	9,789,520

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	7,928,644
Foreign currencies	12,040
Foreign currency exchange contracts	(19,883)

Net realized gain	7,920,801

Net change in unrealized appreciation (depreciation) of:
Investments	55,776,837
Foreign currencies	(3,555)

Net change in unrealized appreciation (depreciation)	55,773,282

NET REALIZED AND UNREALIZED GAIN	63,694,083

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$73,483,603

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS Value Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$9,789,520	$19,339,282
Net realized gain	7,920,801	52,678,877
Net change in unrealized appreciation (depreciation)	55,773,282	(78,796,696)

Net increase (decrease) in net assets resulting from operations	73,483,603	(6,778,537)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(4,300,500)
Service Class	—	(15,763,952)
Net realized gain:
Standard Class	—	(4,514,111)
Service Class	—	(21,208,886)

	—	(45,787,449)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	84,605,820	74,426,169
Service Class	35,258,264	60,129,356
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	8,814,611
Service Class	—	36,972,838

	119,864,084	180,342,974

Cost of shares redeemed:
Standard Class	(16,178,002)	(29,179,266)
Service Class	(60,991,446)	(110,680,864)

	(77,169,448)	(139,860,130)

Increase in net assets derived from capital share transactions	42,694,636	40,482,844

NET INCREASE IN NET ASSETS	116,178,239	(12,083,142)
NET ASSETS:
Beginning of period	1,049,545,798	1,061,628,940

End of period	$1,165,724,037	$1,049,545,798

Undistributed net investment income	$9,789,520	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS Value Fund–6

LVIP MFS Value Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP MFS Value Fund Standard Class
	Six Months Ended 6/30/16[1] (unaudited)	12/31/15	12/31/14	Year Ended 12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$35.359	$37.268	$34.526	$25.797	$22.445	$22.794

Income (loss) from investment operations:
Net investment income[2]	0.357	0.757	0.815	0.548	0.517	0.439
Net realized and unrealized gain (loss)	2.010	(0.990)	2.815	8.718	3.143	(0.462)

Total from investment operations	2.367	(0.233)	3.630	9.266	3.660	(0.023)

Less dividends and distributions from:
Net investment income.	—	(0.765)	(0.888)	(0.537)	(0.308)	(0.326)
Net realized gain	—	(0.911)	—	—	—	—

Total dividends and distributions	—	(1.676)	(0.888)	(0.537)	(0.308)	(0.326)

Net asset value, end of period	$37.726	$35.359	$37.268	$34.526	$25.797	$22.445

Total return[3]	6.69%	(0.54% )	10.51%	35.96%	16.33%	(0.10% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$293,461	$206,615	$161,935	$137,795	$91,949	$78,689
Ratio of expenses to average net assets	0.66%	0.66%	0.66%	0.68%	0.69%	0.70%
Ratio of expenses to average net assets prior to expenses waived/reimbursed.	0.66%	0.66%	0.66%	0.69%	0.69%	0.70%
Ratio of net investment income to average net assets	2.01%	2.04%	2.28%	1.78%	2.09%	1.88%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.01%	2.04%	2.28%	1.77%	2.09%	1.88%
Portfolio turnover	6%	15%	11%	16%	21%	37%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS Value Fund–7

LVIP MFS Value Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP MFS Value Fund Service Class
	Six Months Ended 6/30/16[1] (unaudited)	12/31/15	12/31/14	Year Ended 12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$35.352	$37.262	$34.526	$25.804	$22.453	$22.801

Income (loss) from investment operations:
Net investment income[2]	0.311	0.664	0.724	0.469	0.455	0.373
Net realized and unrealized gain (loss)	2.009	(0.991)	2.811	8.714	3.142	(0.453)

Total from investment operations	2.320	(0.327)	3.535	9.183	3.597	(0.080)

Less dividends and distributions from:
Net investment income	—	(0.672)	(0.799)	(0.461)	(0.246)	(0.268)
Net realized gain	—	(0.911)	—	—	—	—

Total dividends and distributions	—	(1.583)	(0.799)	(0.461)	(0.246)	(0.268)

Net asset value, end of period	$37.672	$35.352	$37.262	$34.526	$25.804	$22.453

Total return[3]	6.56%	(0.79% )	10.23%	35.62%	16.04%	(0.35% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$872,263	$842,931	$899,694	$868,365	$687,473	$564,366
Ratio of expenses to average net assets	0.91%	0.91%	0.91%	0.93%	0.94%	0.95%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.91%	0.91%	0.91%	0.94%	0.94%	0.95%
Ratio of net investment income to average net assets	1.76%	1.79%	2.03%	1.53%	1.84%	1.63%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.76%	1.79%	2.03%	1.52%	1.84%	1.63%
Portfolio turnover	6%	15%	11%	16%	21%	37%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS Value Fund–8

LVIP MFS Value Fund

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP MFS Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Equity securities listed on a foreign exchange are valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2016 and for all open tax years (years ended December 31, 2012–December 31, 2015), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2016, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not separate that portion of realized gains and losses on investments resulting from changes in foreign exchange rates from that which is due to changes in market prices. Both types of changes in gain (loss) are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date

LVIP MFS Value Fund–9

LVIP MFS Value Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Taxable non-cash dividends are recorded as dividend income. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Withholding taxes are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Commission rebates are included in “Net realized gain (loss) on investments” on the Statement of Operations and totaled $17,955 for the six months ended June 30, 2016. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2016.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $75 million of the average daily net assets of the Fund; 0.70% of the next $75 million; 0.65% of the next $50 million; 0.60% of the next $300 million; 0.5875% of the next $1 billion; and 0.5625% of the average daily net assets of the Fund in excess of $1.5 billion.

Massachusetts Financial Services Company (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2016, costs for these administrative and legal services were as follows:

Administrative	$28,075
Legal	7,717

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $44,008 for the six months ended June 30, 2016.

The Fund offers Standard Class and Service Class shares. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual distribution and/or service fee (“12b-1 Fee”) at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the 12b-1 Fee is limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

LVIP MFS Value Fund–10

LVIP MFS Value Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

At June 30, 2016, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$576,201
Distribution fees payable to LFD	177,944
Printing and mailing fees payable to Lincoln Life	262

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$116,794,746
Sales	66,441,824

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for the Fund were as follows:

Cost of investments	$776,647,383

Aggregate unrealized appreciation	$400,727,474
Aggregate unrealized depreciation	(12,872,897)

Net unrealized appreciation	$387,854,577

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP MFS Value Fund–11

LVIP MFS Value Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

	Level 1	Level 2	Total
Common Stock
Aerospace & Defense	$75,343,301	$—	$75,343,301
Air Freight & Logistics	16,481,806	—	16,481,806
Auto Components	15,519,330	—	15,519,330
Automobiles	4,855,163	—	4,855,163
Banks	128,496,433	—	128,496,433
Beverages	—	12,997,906	12,997,906
Capital Markets	56,835,271	—	56,835,271
Chemicals	36,916,074	—	36,916,074
Commercial Services & Supplies	16,251,857	—	16,251,857
Consumer Finance	9,462,702	—	9,462,702
Containers & Packaging	5,543,906	—	5,543,906
Diversified Financial Services	18,572,566	—	18,572,566
Diversified Telecommunication Services	19,460,966	—	19,460,966
Electric Utilities	12,653,467	—	12,653,467
Electrical Equipment	10,768,781	—	10,768,781
Energy Equipment & Services	17,541,927	—	17,541,927
Food & Staples Retailing	18,759,679	—	18,759,679
Food Products	33,471,758	26,871,249	60,343,007
Health Care Equipment & Supplies	49,722,962	—	49,722,962
Health Care Providers & Services	18,895,547	—	18,895,547
Household Durables	4,040,490	—	4,040,490
Household Products	5,674,499	—	5,674,499
Industrial Conglomerates	42,000,324	—	42,000,324
Insurance	88,756,097	—	88,756,097
IT Services	61,566,751	—	61,566,751
Life Sciences Tools & Services	14,006,909	—	14,006,909
Machinery	34,356,082	—	34,356,082
Media	47,260,506	—	47,260,506
Multiline Retail	8,560,700	—	8,560,700
Oil, Gas & Consumable Fuels	48,024,165	—	48,024,165
Pharmaceuticals	87,906,085	6,004,092	93,910,177
Professional Services	2,623,982	—	2,623,982
Road & Rail	13,469,955	—	13,469,955
Semiconductors & Semiconductor Equipment	19,964,655	—	19,964,655
Software	7,826,921	—	7,826,921
Specialty Retail	3,439,002	—	3,439,002
Tobacco	48,399,504	—	48,399,504
Wireless Telecommunication Services	—	2,524,553	2,524,553
Money Market Fund	12,674,037	—	12,674,037

Total	$1,116,104,160	$48,397,800	$1,164,501,960

There were no Level 3 investments at the beginning or end of the period.

As a result of utilizing international fair value pricing at June 30, 2016, a portion of the portfolio was categorized as Level 2.

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP MFS Value Fund–12

LVIP MFS Value Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/16	Year Ended 12/31/15
Shares sold:
Standard Class	2,385,815	2,034,222
Service Class	992,895	1,620,951
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	250,603
Service Class	—	1,055,209

	3,378,710	4,960,985

Shares redeemed:
Standard Class	(450,420)	(786,608)
Service Class	(1,682,419)	(2,977,737)

	(2,132,839)	(3,764,345)

Net increase	1,245,871	1,196,640

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it owns that are denominated in foreign currencies. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2016.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Foreign currency exchange contracts)	Net realized loss from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(19,883)	$—

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2016. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2016.

	Asset Derivative Volume	Liability Derivative Volume
Foreign currency exchange contracts (average cost)	$22,343	$5,526

LVIP MFS Value Fund–13

LVIP MFS Value Fund

Notes to Financial Statements (continued)

6. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP MFS Value Fund–14

LVIP Mondrian International Value Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2016

LVIP Mondrian International Value Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Mondrian International Value Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2016 to June 30, 2016

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*
Actual
Standard Class Shares	$1,000.00	$1,012.20	0.74%	$3.70
Service Class Shares	1,000.00	1,011.00	0.99%	4.95
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.18	0.74%	$3.72
Service Class Shares	1,000.00	1,019.94	0.99%	4.97

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Mondrian International Value Fund–1

LVIP Mondrian International Value Fund

Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)

As of June 30, 2016

Security Type/Country	Percentage of Net Assets
Common Stock	99.20%
Australia	1.37%
Denmark	0.88%
France	5.89%
Germany	9.82%
Hong Kong	1.58%
Italy	2.49%
Japan	17.59%
Netherlands	6.39%
Singapore	6.74%
Spain	5.21%
Sweden	4.22%
Switzerland	13.95%
Taiwan	1.56%
United Kingdom	21.51%
Money Market Fund	0.06%
Total Value of Securities	99.26%
Receivables and Other Assets Net of Liabilities	0.74%
Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of Net Assets
Automobiles	4.20%
Banks	6.11%
Beverages	3.00%
Building Products	1.96%
Chemicals	3.64%
Commercial Services & Supplies	2.36%
Communications Equipment	1.38%
Diversified Telecommunication Services	9.42%
Electric Utilities	2.72%
Electrical Equipment	4.63%
Energy Equipment & Services	1.00%
Food & Staples Retailing	5.19%
Food Products	2.89%
Health Care Equipment & Supplies	0.85%
Industrial Conglomerates	1.65%
Insurance	7.78%
Media	1.43%
Multi-Utilities	4.30%
Oil, Gas & Consumable Fuels	8.98%

Sector	Percentage of Net Assets
Personal Products	2.28%
Pharmaceuticals	11.25%
Real Estate Investment Trusts	0.45%
Semiconductors & Semiconductor Equipment	2.84%
Software	2.15%
Specialty Retail	1.83%
Technology Hardware, Storage & Peripherals	2.54%
Wireless Telecommunication Services	2.37%
Total	99.20%

Holdings are for informational purpose only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Royal Dutch Shell Class B	3.86%
GlaxoSmithKline	3.37%
ABB	3.24%
Syngenta	3.18%
Kirin Holdings	3.00%
Sanofi	2.99%
Nestle	2.89%
TeliaSonera	2.85%
Takeda Pharmaceutical	2.77%
Iberdrola	2.72%
Total	30.87%

LVIP Mondrian International Value Fund–2

LVIP Mondrian International Value Fund

Statement of Net Assets

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–99.20%
Australia–1.37%
QBE Insurance Group	1,984,893	$15,679,868

		15,679,868

Denmark–0.88%
ISS	267,092	10,045,416

		10,045,416

France–5.89%
Cie de Saint-Gobain	589,213	22,334,472
†*=GDF Suez VVPR Strip	60,186	0
Sanofi	411,184	34,162,290
Societe Generale	343,427	10,744,427

		67,241,189

Germany–9.82%
Allianz	160,783	22,936,895
Daimler	303,405	18,155,252
Deutsche Telekom	1,624,744	27,705,578
†RWE	1,181,084	18,809,003
SAP	326,048	24,487,889

		112,094,617

■ Hong Kong–1.58%
China Mobile	1,558,000	18,001,467

		18,001,467

Italy–2.49%
Eni	1,763,128	28,399,008

		28,399,008

Japan–17.59%
Canon	1,017,200	29,041,272
Honda Motor	1,189,500	29,838,922
Hoya	273,200	9,757,609
Kirin Holdings	2,030,500	34,246,759
Mitsubishi Electric	1,333,000	15,913,829
NTT DOCOMO	336,900	9,085,704
Shin-Etsu Chemical	89,700	5,255,388
Takeda Pharmaceutical	734,000	31,656,090
Tokio Marine Holdings	640,700	21,329,599
Tokyo Electron	172,900	14,611,553

		200,736,725

Netherlands–6.39%
Koninklijke Ahold	1,307,871	28,881,159
Royal Dutch Shell Class B	1,595,511	44,081,712

		72,962,871

Singapore–6.74%
Ascendas Real Estate Investment Trust.	2,798,300	5,178,876
Jardine Matheson Holdings	188,100	10,997,025
Sembcorp Industries	3,685,800	7,805,316
Singapore Telecommunications	7,953,600	24,565,636

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Singapore (continued)
United Overseas Bank	2,062,986	$28,423,731

		76,970,584

Spain–5.21%
Banco Santander	1,475,736	5,726,856
Iberdrola	4,552,341	31,054,103
Telefonica	2,393,061	22,719,278

		59,500,237

Sweden–4.22%
Telefonaktiebolaget LM Ericsson
Class B	2,043,922	15,702,544
Telia	6,861,139	32,490,771

		48,193,315

Switzerland–13.95%
†ABB	1,868,520	36,981,932
Nestle	425,309	32,952,233
Novartis	291,934	24,095,810
Syngenta	94,560	36,296,723
†Zurich Insurance Group	116,653	28,857,939

		159,184,637
Taiwan–1.56%
Taiwan Semiconductor Manufacturing	631,000	3,180,049
Taiwan Semiconductor Manufacturing ADR	555,716	14,576,431

		17,756,480

United Kingdom–21.51%
Amec Foster Wheeler	1,737,612	11,424,977
BP	5,056,656	29,599,228
G4S	6,910,233	16,932,568
GlaxoSmithKline	1,792,572	38,495,502
Kingfisher	4,855,390	20,854,313
Lloyds Banking Group	34,322,049	24,859,135
National Grid	2,061,579	30,316,196
Pearson	1,251,932	16,285,284
Royal Dutch Shell Class A	13,078	359,189
†Tesco	12,906,968	30,313,261
Unilever	543,500	26,041,888

		245,481,541

Total Common Stock (Cost $1,141,173,386)		1,132,247,955

MONEY MARKET FUND–0.06%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	687,339	687,339

Total Money Market Fund (Cost $687,339)		687,339

LVIP Mondrian International Value Fund–3

LVIP Mondrian International Value Fund

Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–99.26% (Cost $1,141,860,725)	$1,132,935,294
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.74%	8,423,576

NET ASSETS APPLICABLE TO 71,480,744 SHARES OUTSTANDING–100.00%	$1,141,358,870

NET ASSET VALUE PER SHARE–LVIP MONDRIAN INTERNATIONAL VALUE FUND STANDARD CLASS ($834,430,385 / 52,236,826 Shares)	$15.974

NET ASSET VALUE PER SHARE –LVIP MONDRIAN INTERNATIONAL VALUE FUND SERVICE CLASS ($306,928,485 / 19,243,918 Shares)	$15.949

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$1,113,476,556
Undistributed net investment income	23,838,021
Accumulated net realized gain on investments.	13,270,587
Net unrealized depreciation of investments and foreign currencies	(9,226,294)

Total net assets	$1,141,358,870

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 2.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

«	Of this amount, $698,411 represents due to manager and affiliates, $4,911,194 payable for securities purchased, and $444,827 payable for fund shares redeemed as of June 30, 2016.

*	If dividend payments are received, the tax withholding rate is at a reduced amount of 15%, rather than 25%.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2016, the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

The following foreign currency exchange contracts were outstanding at June 30, 2016:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BCLY	JPY	(60,271,932)	USD	587,325	7/5/16	$3,578
BNYM	EUR	3,515,126	USD	(3,888,295)	7/1/16	12,746
BNYM	JPY	(36,825,300)	USD	358,362	7/1/16	1,742

						$18,066

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

ADR–American Depositary Receipt

BCLY–Barclays Bank

BNYM–Bank of New York Mellon

EUR–Euro

JPY–Japanese Yen

USD–United States Dollar

VVPR Strip–Dividend Coupon

See accompanying notes, which are an integral part of the financial statements.

LVIP Mondrian International Value Fund–4

LVIP Mondrian International Value Fund

Statement of Operations

Six Months Ended June 30, 2016 (unaudited)

LVIP Mondrian International Value Fund

Statements of Changes in Net Assets

INVESTMENT INCOME:
Dividends	$30,964,576
Foreign tax withheld	(2,629,360)

28,335,216

EXPENSES:
Management fees	3,819,522
Distribution fees-Service Class	377,076
Accounting and administration expenses	141,283
Reports and statements to shareholders	54,472
Custodian fees	48,751
Professional fees	41,293
Trustees’ fees and expenses	14,959
Pricing fees.	6,174
Consulting fees	1,158
Other	6,390

Total operating expenses	4,511,078

NET INVESTMENT INCOME	23,824,138

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(21,258,807)
Foreign currencies	73,747
Foreign currency exchange contracts	(303,066)

Net realized loss	(21,488,126)

Net change in unrealized appreciation (depreciation) of:
Investments	11,127,663
Foreign currencies	(45,440)
Foreign currency exchange contracts	18,066

Net change in unrealized appreciation (depreciation)	11,100,289

NET REALIZED AND UNREALIZED LOSS	(10,387,837)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,436,301

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$23,824,138	$31,282,380
Net realized gain (loss)	(21,488,126)	56,287,591
Net change in unrealized appreciation (depreciation)	11,100,289	(132,008,698)

Net increase (decrease) in net assets resulting from operations	13,436,301	(44,438,727)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(26,816,051)
Service Class	—	(9,025,185)

	—	(35,841,236)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	34,961,280	123,826,657
Service Class	15,269,088	39,404,311
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	26,816,051
Service Class	—	9,025,185

	50,230,368	199,072,204

Cost of shares redeemed:
Standard Class	(52,492,908)	(110,678,974)
Service Class	(21,159,219)	(52,148,066)

	(73,652,127)	(162,827,040)

Increase (decrease) in net assets derived from capital share transactions	(23,421,759)	36,245,164

NET INCREASE (DECREASE) IN NET ASSETS	(9,985,458)	(44,034,799)
NET ASSETS:
Beginning of period	1,151,344,328	1,195,379,127

End of period	$1,141,358,870	$1,151,344,328

Undistributed net investment income	$23,838,021	$13,883

See accompanying notes, which are an integral part of the financial statements.

LVIP Mondrian International Value Fund–5

LVIP Mondrian International Value Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Mondrian International Value Fund Standard Class
	Six Months Ended 6/30/16[1] (unaudited)	12/31/15	12/31/14	Year Ended 12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$15.782	$16.942	$18.131	$15.243	$14.310	$15.447

Income (loss) from investment operations:
Net investment income[2]	0.334	0.457	0.784	0.420	0.460	0.544
Net realized and unrealized gain (loss)	(0.142)	(1.101)	(1.234)	2.897	0.907	(1.192)

Total from investment operations	0.192	(0.644)	(0.450)	3.317	1.367	(0.648)

Less dividends and distributions from:
Net investment income	—	(0.516)	(0.739)	(0.429)	(0.434)	(0.489)

Total dividends and distributions	—	(0.516)	(0.739)	(0.429)	(0.434)	(0.489)

Net asset value, end of period	$15.974	$15.782	$16.942	$18.131	$15.243	$14.310

Total return[3]	1.22%	(3.79% )	(2.54% )	21.84%	9.62%	(4.21% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$834,430	$842,056	$861,700	$808,623	$561,634	$398,099
Ratio of expenses to average net assets	0.74%	0.73%	0.73%	0.76%	0.83%	0.85%
Ratio of net investment income to average net assets	4.31%	2.61%	4.21%	2.50%	3.13%	3.47%
Portfolio turnover	12%	19%	18%	33%	13%	41%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Mondrian International Value Fund–6

LVIP Mondrian International Value Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Mondrian International Value Fund Service Class
	Six Months Ended 6/30/16[1] (unaudited)	12/31/15	12/31/14	Year Ended 12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$15.777	$16.934	$18.122	$15.236	$14.306	$15.441

Income (loss) from investment operations:
Net investment income[2]	0.314	0.412	0.736	0.381	0.422	0.502
Net realized and unrealized gain (loss)	(0.142)	(1.096)	(1.231)	2.891	0.906	(1.187)

Total from investment operations	0.172	(0.684)	(0.495)	3.272	1.328	(0.685)

Less dividends and distributions from:
Net investment income	—	(0.473)	(0.693)	(0.386)	(0.398)	(0.450)

Total dividends and distributions	—	(0.473)	(0.693)	(0.386)	(0.398)	(0.450)

Net asset value, end of period	$15.949	$15.777	$16.934	$18.122	$15.236	$14.306

Total return[3]	1.10%	(4.03% )	(2.79% )	21.55%	9.34%	(4.45% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$306,929	$309,288	$333,679	$357,738	$131,710	$125,300
Ratio of expenses to average net assets	0.99%	0.98%	0.98%	1.01%	1.08%	1.10%
Ratio of net investment income to average net assets	4.06%	2.36%	3.96%	2.25%	2.88%	3.22%
Portfolio turnover	12%	19%	18%	33%	13%	41%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Mondrian International Value Fund–7

LVIP Mondrian International Value Fund

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Mondrian International Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek long-term capital appreciation as measured by the change in the value of Fund shares over a period of three years or longer.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2016 and for all open tax years (years ended December 31, 2012–December 31, 2015), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2016, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not generally separate the portion of realized gains and losses on investments resulting from changes in foreign exchange rates from that which is due to changes in market prices. Both types of changes in gain/loss are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP Mondrian International Value Fund–8

LVIP Mondrian International Value Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2016.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2016.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.90% of the first $200 million of the Fund’s average daily net assets; 0.75% of the next $200 million; and 0.60% of the Fund’s average daily net assets in excess of $400 million.

Mondrian Investment Partners Ltd. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2016, costs for these administrative and legal services were as follows:

Administrative	$29,695
Legal	8,170

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $47,765 for the six months ended June 30, 2016.

The Fund offers Standard Class and Service shares. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual distribution and/or service fee (“12b-1 Fee”) at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the 12b-1 Fee is limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2016, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$633,550
Distribution fees payable to LFD	62,460
Printing and mailing fees payable to Lincoln Life	2,401

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

LVIP Mondrian International Value Fund–9

LVIP Mondrian International Value Fund

Notes to Financial Statements (continued)

3. Investments

For the six months ended June 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$135,114,915
Sales	137,018,511

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated because final tax characteristics cannot be determined until fiscal year end. At June 30, 2016 the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,141,860,725

Aggregate unrealized appreciation	$183,753,964
Aggregate unrealized depreciation	(192,679,395)

Net unrealized depreciation	$(8,925,431)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Mondrian International Value Fund–10

LVIP Mondrian International Value Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

	Level 1	Level 2	Total
Common Stock
Australia	$—	$15,679,868	$15,679,868
Denmark	—	10,045,416	10,045,416
France	—	67,241,189	67,241,189
Germany	—	112,094,617	112,094,617
Hong Kong	—	18,001,467	18,001,467
Italy	—	28,399,008	28,399,008
Japan	—	200,736,725	200,736,725
Netherlands	—	72,962,871	72,962,871
Singapore	—	76,970,584	76,970,584
Spain	—	59,500,237	59,500,237
Sweden	—	48,193,315	48,193,315
Switzerland	—	159,184,637	159,184,637
Taiwan	14,576,431	3,180,049	17,756,480
United Kingdom	—	245,481,541	245,481,541
Money Market Fund	687,339	—	687,339

Total	$15,263,770	$1,117,671,524	$1,132,935,294

Foreign Currency Exchange Contracts	$—	$18,066	$18,066

The value of Level 3 investments was zero at the end of the period.

As a result of utilizing international fair value pricing at June 30, 2016, the majority of the portfolio was categorized as Level 2.

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/16	Year Ended 12/31/15
Shares sold:
Standard Class	2,244,920	7,165,510
Service Class	991,914	2,271,874
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,697,374
Service Class	—	571,479

	3,236,834	11,706,237

Shares redeemed:
Standard Class	(3,364,668)	(6,367,839)
Service Class	(1,351,809)	(2,944,302)

	(4,716,477)	(9,312,141)

Net increase (decrease)	(1,479,643)	2,394,096

LVIP Mondrian International Value Fund–11

LVIP Mondrian International Value Fund

Notes to Financial Statements (continued)

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it owns that are denominated in foreign currencies. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Fair values of derivative instruments as of June 30, 2016 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Currency contracts (Foreign currency exchange contracts)	Receivables and other assets net of liabilities	$18,066	Receivables and other assets net of liabilities	$—

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Foreign currency exchange contracts)	Net realized loss from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(303,066)	$18,066

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2016. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2016.

	Asset Derivative Volume	Liability Derivative Volume
Foreign currency exchange contracts (average cost)	$383,025	$394,464

6. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

LVIP Mondrian International Value Fund–12

LVIP Mondrian International Value Fund

Notes to Financial Statements (continued)

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Mondrian International Value Fund–13

LVIP Multi-Manager Global Equity Managed Volatility Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2016

LVIP Multi-Manager Global Equity Managed

Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Multi-Manager Global Equity Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2016 to June 30, 2016

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) Fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the tables reflect fee waivers and reimbursements in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*
Actual
Standard Class Shares	$1,000.00	$997.80	0.35%	$1.74
Service Class Shares	1,000.00	996.00	0.70%	3.47
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.12	0.35%	$1.76
Service Class Shares	1,000.00	1,021.38	0.70%	3.52

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests a significant portion of its assets in other investment companies (“Underlying Funds”). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP Multi-Manager Global Equity Managed Volatility Fund–1

LVIP Multi-Manager Global Equity Managed Volatility Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2016

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	39.34%
Equity Funds	19.84%
International Equity Funds	19.50%
Unaffiliated Investment Companies	59.44%
Equity Funds	41.35%
International Equity Funds	13.00%
Money Market Fund	5.09%
Total Value of Securities	98.78%
Receivables and Other Assets Net of Liabilities	1.22%
Total Net Assets	100.00%

LVIP Multi-Manager Global Equity Managed Volatility Fund–2

LVIP Multi-Manager Global Equity Managed Volatility Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–39.34%
Equity Funds–19.84%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA S&P 500 Index Fund	369,182	$5,511,515
LVIP SSGA Small-Cap Index Fund	86,019	2,160,703

		7,672,218

International Equity Funds–19.50%
*Lincoln Variable Insurance Products Trust–
LVIP MFS International Growth Fund	156,416	2,175,908
LVIP SSGA International Index Fund	667,477	5,367,853

		7,543,761

Total Affiliated Investment Companies (Cost $15,640,874)		15,215,979

UNAFFILIATED INVESTMENT COMPANIES–59.44%
Equity Funds–41.35%
XAmerican Century VP–Mid Cap Value Fund	114,838	2,200,288
**BlackRock Equity Dividend Fund	67,985	1,488,200
#ClearBridge® – Variable Appreciation Portfolio	40,847	1,473,762
XFidelity® Variable Life Insurance Products–Fidelity® VIP Mid Cap Portfolio	81,104	2,496,367
XFidelity® –VIP Contrafund® Portfolio	81,564	2,543,180
Franklin Templeton Variable Insurance Products Trust– Mutual Shares VIP Fund	90,768	1,848,040

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
Equity Funds (continued)
❖Franklin Templeton Variable Insurance Products Trust– Templeton Growth Securities	172,552	$2,118,934
#Invesco V.I. Comstock Fund	20,691	363,126
#Invesco V.I. Core Equity Fund	41,256	1,458,401

		15,990,298

International Equity Funds–13.00%
**DFA International Core Equity Portfolio	289,030	3,173,548
iShares Core MSCI Emerging Markets ETF	44,276	1,852,065

		5,025,613

Money Market Fund–5.09%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	1,970,159	1,970,159

		1,970,159

Total Unaffiliated Investment Companies (Cost $24,492,016)		22,986,070

TOTAL VALUE OF SECURITIES–98.78% (Cost $40,132,890)	38,202,049
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.22%	469,972

NET ASSETS APPLICABLE TO 4,303,899 SHARES OUTSTANDING–100.00%	$38,672,021

#	Series I shares.

*	Standard Class shares.

**	Institutional Class shares.

Class 1 shares.

X	Initial Class.

LVIP Multi-Manager Global Equity Managed Volatility Fund–3

LVIP Multi-Manager Global Equity Managed Volatility Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2016:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(14) British Pound Currency	$(1,171,391)	$(1,159,200)	9/20/16	$12,191
(15) E-mini MSCI Emerging Markets Index	(609,666)	(626,025)	9/19/16	(16,359)
(7) E-mini Russell 2000 Index	(779,226)	(803,180)	9/19/16	(23,954)
(52) E-mini S&P 500 Index	(5,290,669)	(5,434,520)	9/19/16	(143,851)
(4) E-mini S&P MidCap 400 Index	(577,787)	(597,200)	9/19/16	(19,413)
(13) Euro Currency	(1,805,181)	(1,804,969)	9/20/16	212
(62) Euro STOXX 50 Index	(1,915,714)	(1,964,368)	9/19/16	(48,654)
(13) FTSE 100 Index	(1,067,864)	(1,111,494)	9/19/16	(43,630)
(11) Japanese Yen Currency	(1,343,482)	(1,334,713)	9/20/16	8,769
(6) Nikkei 225 Index (OSE)	(904,047)	(904,663)	9/9/16	(616)

				$(275,305)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

DFA–Dimensional Fund Advisors

ETF–Exchange-Traded Fund

OSE–Osaka Securities Exchange

1See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP Multi-Manager Global Equity Managed Volatility Fund–4

LVIP Multi-Manager Global Equity Managed Volatility Fund

Statement of Assets and Liabilities

June 30, 2016 (unaudited)

ASSETS:
Investments in affiliated investment companies, at value	$15,215,979
Investments in unaffiliated investment companies, at value	22,986,070

Total investments, at value	38,202,049
Cash collateral held at broker for futures contracts	1,148,208
Receivable for fund shares sold	61,033
Expense reimbursement from Lincoln Investment Advisors Corporation	4,954
Dividends receivable from investment companies	427
Receivable for investment companies sold	81

TOTAL ASSETS	39,416,752

LIABILITIES:
Foreign currencies collateral due to broker for futures contracts	418,465
Net unrealized depreciation on futures contracts	275,305
Other accrued expenses payable	17,917
Due to manager and affiliates	16,672
Payable for investment companies purchased	16,042
Payable for fund shares redeemed	313
Cash overdraft	17

TOTAL LIABILITIES	744,731

TOTAL NET ASSETS	$38,672,021

Investments in affiliated investment companies, at cost	$15,640,874
Investments in unaffiliated investment companies, at cost	24,492,016

Total investments, at cost	$40,132,890

Standard Class:
Net Assets	$2,011,506
Shares Outstanding	223,540
Net Asset Value Per Share	$8.998

Service Class:
Net Assets	$36,660,515
Shares Outstanding	4,080,359
Net Asset Value Per Share	$8.985

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$42,330,417
Undistributed net investment income	363,573
Accumulated net realized loss on investments	(1,815,823)
Net unrealized depreciation of investments and derivatives	(2,206,146)

TOTAL NET ASSETS	$38,672,021

See accompanying notes, which are an integral part of the financial statements.

LVIP Multi-Manager Global Equity Managed Volatility Fund–5

LVIP Multi-Manager Global Equity Managed Volatility Fund

Statement of Operations

Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME:
Dividends from unaffiliated investment companies	$471,026

EXPENSES:
Distribution fees-Service Class	59,692
Management fees	44,952
Accounting and administration expenses	20,657
Professional fees	15,187
Reports and statements to shareholders	4,936
Custodian fees	2,548
Consulting fees	1,795
Trustees’ fees and expenses	462
Pricing fees	137
Other	116

150,482
Less management fees waived	(10,740)
Less expenses reimbursed	(17,117)

Total operating expenses	122,625

NET INVESTMENT INCOME	348,401

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Distributions from unaffiliated investment
companies	191,617
Sale of investments in affiliated investment
companies	(101,131)
Sale of investments in unaffiliated investment
companies	(239,816)
Foreign currencies	(3,763)
Futures contracts	(427,745)

Net realized loss	(580,838)

Net change in unrealized appreciation (depreciation) of:
Investments in affiliated investment companies	250,321
Investments in unaffiliated investment companies	139,933
Futures contracts	(242,757)

Net change in unrealized appreciation (depreciation)	147,497

NET REALIZED AND UNREALIZED LOSS	(433,341)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(84,940)

See accompanying notes, which are an integral part of the financial statements.

LVIP Multi-Manager Global Equity Managed Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$348,401	$385,737
Net realized loss	(580,838)	(936,876)
Net change in unrealized appreciation (depreciation)	147,497	(2,160,094)

Net decrease in net assets resulting from operations	(84,940)	(2,711,233)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(28,229)
Service Class	—	(385,883)
Net realized gain:
Standard Class	—	(1,229)
Service Class	—	(22,465)

	—	(437,806)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	233,957	479,928
Service Class	4,983,638	19,184,083
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	29,458
Service Class	—	408,348

	5,217,595	20,101,817

Cost of shares redeemed:
Standard Class	(66,765)	(25,019)
Service Class	(1,464,377)	(2,464,791)

	(1,531,142)	(2,489,810)

Increase in net assets derived from capital share transactions	3,686,453	17,612,007

NET INCREASE IN NET ASSETS	3,601,513	14,462,968
NET ASSETS:
Beginning of period	35,070,508	20,607,540

End of period	$38,672,021	$35,070,508

Undistributed net investment income	$363,573	$15,172

See accompanying notes, which are an integral part of the financial statements.

LVIP Multi-Manager Global Equity Managed Volatility Fund–6

LVIP Multi-Manager Global Equity Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Multi-Manager Global Equity Managed Volatility Fund Standard Class
	Six Months Ended 6/30/16[1,2] (unaudited)	Year Ended 12/31/15	5/1/14[3] to 12/31/14
Net asset value, beginning of period	$9.018	$9.829	$10.000

Income (loss) from investment operations:
Net investment income[4]	0.100	0.157	0.150
Net realized and unrealized loss	(0.120)	(0.821)	(0.149)

Total from investment operations	(0.020)	(0.664)	0.001

Less dividends and distributions from:
Net investment income	—	(0.140)	(0.161)
Net realized gain	—	(0.007)	(0.011)

Total dividends and distributions	—	(0.147)	(0.172)

Net asset value, end of period	$8.998	$9.018	$9.829

Total return[5]	(0.22%)	(6.77%)	0.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,011	$1,852	$1,526
Ratio of expenses to average net assets[6]	0.35%	0.35%	0.35%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.50%	0.52%	0.68%
Ratio of net investment income to average net assets	2.27%	1.62%	2.19%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.12%	1.45%	1.86%
Portfolio turnover	8%	20%	9%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. was added as a sub-adviser for the Fund’s volatility management overlay.

[3]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Multi-Manager Global Equity Managed Volatility Fund–7

LVIP Multi-Manager Global Equity Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Multi-Manager Global Equity Managed Volatility Fund Service Class
	Six Months Ended 6/30/16[1,2] (unaudited)	Year Ended 12/31/15	5/1/14[3] to 12/31/14
Net asset value, beginning of period	$9.020	$9.830	$10.000

Income (loss) from investment operations:
Net investment income[4]	0.084	0.123	0.125
Net realized and unrealized loss	(0.119)	(0.820)	(0.147)

Total from investment operations	(0.035)	(0.697)	(0.022)

Less dividends and distributions from:
Net investment income	—	(0.106)	(0.137)

Net realized gain	—	(0.007)	(0.011)

Total dividends and distributions	—	(0.113)	(0.148)

Net asset value, end of period	$8.985	$9.020	$9.830

Total return[5]	(0.40% )	(7.10% )	(0.23% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$36,661	$33,219	$19,081
Ratio of expenses to average net assets[6]	0.70%	0.70%	0.70%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.85%	0.87%	1.03%
Ratio of net investment income to average net assets	1.92%	1.27%	1.84%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.77%	1.10%	1.51%
Portfolio turnover	8%	20%	9%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. was added as a sub-adviser for the Fund’s volatility management overlay.

[3]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Multi-Manager Global Equity Managed Volatility Fund–8

LVIP Multi-Manager Global Equity Managed Volatility Fund

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Multi-Manager Global Equity Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests a significant portion of its assets in open-end investment companies, including exchange-traded funds (“ETFs”) that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). The Fund is advised by LIAC. The Underlying Funds invest in U.S. and foreign stocks. In addition to investment companies, the Fund may invest in individual securities, such as money market securities, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek long-term growth of capital.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S.GAAP and are consistently followed by the Fund.

Security Valuation–ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2016 and for all open tax years (years ended December 31, 2014–December 31, 2015) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2016, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate that portion of realized gains and losses on investments resulting from changes in foreign exchange rates from that which is due to changes in market prices. Both types of changes in gain (loss) are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP Multi-Manager Global Equity Managed Volatility Fund–9

LVIP Multi-Manager Global Equity Managed Volatility Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e. the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2016.

2. Management Fees and Other Transactions with Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.25% of average daily net assets of the Fund. This fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC). LIAC has voluntarily agreed to waive a portion of its advisory fee. This waiver can be modified or terminated at any time, without notice, with the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC. For the six months ended June 30, 2016, this waiver amounted to $10,740.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.35% of average daily net assets for the Standard Class and 0.70% for the Service Class. This agreement will continue at least through April 30, 2017, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Effective May 1, 2016, SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for managing the Fund’s volatility management overlay. Prior to May 1, 2016, LIAC was responsible for day-to-day management of the entirety of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2016, costs for these administrative and legal services were as follows:

Administrative	$990
Legal	255

Lincoln Life also performs daily trading operations. The cost of these services is included in “Accounting and administration expenses” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $919 for the six months ended June 30, 2016.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1,950 for the six months ended June 30, 2016.

The Fund offers Standard Class and Service Class shares. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual distribution and/or service fee (“12b-1 Fee”) at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the 12b-1 Fee is limited to 0.35% of average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

LVIP Multi-Manager Global Equity Managed Volatility Fund–10

LVIP Multi-Manager Global Equity Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

At June 30, 2016, the Fund had receivables due from or liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$4,954
Management fees payable to LIAC	6,070
Distribution fees payable to LFD	10,564
Printing and mailing fees payable to Lincoln Life	38

The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2016, the Fund engaged in securities purchases of $74,042 and securities sales of $348,824.

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

At June 30, 2016, Lincoln Life directly owned 69.37% of the Standard Class shares and 34.00% of the Service Class shares of the Fund.

Affiliated investment companies, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investment companies’ outstanding securities (non-LVIP Funds or ETFs). Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the six months ended June 30, 2016, were as follows:

	Value 12/31/15	Purchases	Sales	Net Realized Gain (Loss)	Value 6/30/16	Dividends	Capital Gain Distributions
LVIP MFS International Growth Fund	$1,958,538	$245,146	$62,422	$(6,969)	$2,175,908	$—	$—
LVIP SSGA International Index Fund	4,556,810	1,074,095	110,964	(25,343)	5,367,853	—	—
LVIP SSGA S&P 500 Index Fund	4,970,070	606,645	264,223	(12,922)	5,511,515	—	—
LVIP SSGA Small-Cap Index Fund	2,254,824	361,785	523,515	(55,897)	2,160,703	—	—

Total	$13,740,242	$2,287,671	$961,124	$(101,131)	$15,215,979	$—	$—

3. Investments

For the six months ended June 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$6,140,796
Sales	2,589,263

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$40,132,890

Aggregate unrealized appreciation	$512,348
Aggregate unrealized depreciation	(2,443,189)

Net unrealized depreciation	$(1,930,841)

The Regulated Investment Company Modernization Act of 2010 (“Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

LVIP Multi-Manager Global Equity Managed Volatility Fund–11

LVIP Multi-Manager Global Equity Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

As of December 31, 2015, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$603,018	$73,562	$676,580

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

Level 1
Investment Companies	$38,202,049

Futures Contracts	$(275,305)

There were no Level 3 investments at the beginning or end of the period.

During the period ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/16	Year Ended 12/31/15
Shares sold:
Standard Class	25,802	49,442
Service Class	563,836	1,953,661
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	3,242
Service Class	—	44,947

	589,638	2,051,292

Shares redeemed:
Standard Class	(7,588)	(2,643)
Service Class	(166,225)	(257,079)

	(173,813)	(259,722)

Net increase	415,825	1,791,570

LVIP Multi-Manager Global Equity Managed Volatility Fund–12

LVIP Multi-Manager Global Equity Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2016 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (Futures contracts)	Net unrealized depreciation on futures contracts	$21,172	Net unrealized depreciation on futures contracts	$(247,823)
Currency contracts (Futures contracts)	Net unrealized depreciation on futures contracts	—	Net unrealized depreciation on futures contracts	(48,654)

Total		$21,172		$(296,477)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(349,032)	$(205,932)
Currency contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(78,713)	(36,825)

Total		$(427,745)	$(242,757)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2016. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2016.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$801,492	$6,782,791

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

LVIP Multi-Manager Global Equity Managed Volatility Fund–13

LVIP Multi-Manager Global Equity Managed Volatility Fund

Notes to Financial Statements (continued)

7. Market Risk

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Multi-Manager Global Equity Managed Volatility Fund–14

LVIP Multi-Manager Global Equity Managed Volatility Fund

Other Fund Information

Approval of Subadvisory Agreement

On January 6, 2016, the Board of Trustees of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things the approval of the sub-advisory agreement with SSGA Funds Management, Inc. (“SSGA FM”) (the “Sub-Advisory Agreement”) for the Fund. The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC, The Lincoln National Life Insurance Company (“Lincoln Life”) and SSGA FM prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to approval of investment sub-advisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LIAC, Lincoln Life and SSGA FM provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including in-person presentations by representatives of SSGA FM, information about proposed sub-advisory fees and compliance and regulatory matters. The Board noted that SSGA FM provided sub-advisory services to other funds in the Trust. After reviewing the information received, the Independent Trustees requested supplemental information, and LIAC and SSGA FM provided materials in response. The Board determined that, given the totality of the information provided with respect to the Sub-Advisory Agreement, the Board had received sufficient information to approve the Sub-Advisory Agreement. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and employees of Lincoln Life, LIAC and SSGA FM to consider the approval of the Sub-Advisory Agreement.

Based upon its review, the Board concluded that it was in the best interests of the Fund that the Sub-Advisory Agreement be approved for the Fund. In considering the approval of the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Nature, Extent and Quality of Services. In considering the approval of the Sub-Advisory Agreement between LIAC and SSGA FM with respect to the Funds, the Board considered the nature, extent and quality of services to be provided by SSGA FM under the Sub-Advisory Agreement. The Board considered that SSGA FM provided sub-advisory services to other funds in the Trust and that the Board had reviewed extensive information provided by SSGA FM in connection with the annual contract renewal process most recently concluded in September 2015. The Board noted that State Street Global Advisors (“SSGA”), an affiliate of SSGA FM, has served as a consultant to LIAC with respect to the managed volatility overlay for the Fund and that LIAC proposed to delegate the responsibility of managing the Fund’s managed volatility overlay to SSGA FM as sub-adviser. The Board considered the criteria provided by LIAC in recommending SSGA FM be appointed a sub-adviser for the Fund’s managed volatility overlay, including historical modeling and noted that the Board was familiar with the managed volatility overlay services provided by SSGA as a consultant to LIAC with respect to the Fund. The Board reviewed the services to be provided by SSGA FM, the backgrounds of the investment professionals proposed to service the Fund, SSGA’s consulting work for LIAC with respect to the managed volatility overlay for the Fund and the reputation, resources and investment approach of SSGA FM. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board concluded that the services to be provided by SSGA FM were expected to be satisfactory.

Performance. With respect to performance, the Board considered that SSGA has served as a risk management consultant to LIAC with respect to the managed volatility overlay for the Fund and that the Board received quarterly performance information from LIAC and also from Morningstar, Inc. as part of the annual contract renewal process. The Board concluded that the services to be provided by SSGA FM were expected to be acceptable.

Sub-Advisory Fee and Economies of Scale. The Board reviewed the proposed sub-advisory fee schedule and noted SSGA FM’s statement that it does not sub-advise any portfolios with similar investment objectives. The Board considered that the sub-advisory fee schedule was negotiated between LIAC and SSGA FM, an unaffiliated third party and that LIAC would compensate SSGA FM from its fees. The Board concluded that the proposed sub-advisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered that the sub-advisory fee schedule was negotiated between LIAC and SSGA FM, an unaffiliated third party, and that LIAC would compensate SSGA FM from its fees. The Board reviewed materials provided by SSGA FM as to any additional benefits it receives and noted that SSGA FM indicated that it indirectly benefits from association with the Fund in the marketplace.

Overall Conclusions

Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Sub-Advisory Agreement are fair and reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the Fund.

LVIP Multi-Manager Global Equity Managed Volatility Fund–15

LVIP PIMCO Low Duration Bond Fund

    a series of Lincoln Variable

    Insurance Products Trust

Semiannual Report

June 30, 2016

LVIP PIMCO Low Duration Bond Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP PIMCO Low Duration Bond Fund

Disclosure

        OF FUND EXPENSES (unaudited)

For the Period January 1, 2016 to June 30, 2016

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*
Actual
Standard Class Shares	$1,000.00	$1,015.80	0.66%	$3.31
Service Class Shares	1,000.00	1,014.50	0.91%	4.56
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.58	0.66%	$3.32
Service Class Shares	1,000.00	1,020.34	0.91%	4.57

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP PIMCO Low Duration Bond Fund–1

LVIP PIMCO Low Duration Bond Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2016

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Agency Collateralized Mortgage Obligations	0.59%
Corporate Bonds	75.40%
Aerospace & Defense	0.14%
Air Freight & Logistics	0.41%
Airlines	0.51%
Auto Components	0.33%
Automobiles	8.73%
Banks	13.70%
Beverages	0.86%
Biotechnology	0.52%
Capital Markets	5.21%
Chemicals	0.10%
Commercial Services & Supplies	0.23%
Communications Equipment	0.85%
Construction & Engineering	0.21%
Consumer Finance	5.26%
Diversified Consumer Services	0.59%
Diversified Financial Services	4.91%
Diversified Telecommunication Services	4.17%
Electric Utilities	4.14%
Food & Staples Retailing	0.59%
Food Products	0.39%
Gas Utilities	0.11%
Health Care Equipment & Supplies	1.47%
Health Care Providers & Services	0.39%
Hotels, Restaurants & Leisure	0.89%
Household Durables	0.58%
Insurance	0.36%
Internet Software & Services	0.44%
IT Services	0.13%
Life Sciences Tools & Services	0.42%
Media	1.52%
Multi-Utilities	0.03%
Oil, Gas & Consumable Fuels	7.34%
Paper & Forest Products	0.61%
Pharmaceuticals	2.84%
Road & Rail	0.67%
Semiconductors & Semiconductor Equipment	0.09%
Software	0.46%
Technology Hardware, Storage & Peripherals	0.33%
Tobacco	2.42%
Wireless Telecommunication Services	2.45%

Security Type/Sector	Percentage of Net Assets
Municipal Bonds	0.56%
Non-Agency Asset-Backed Securities	7.91%
Non-Agency Collateralized Mortgage Obligations	0.40%
Non-Agency Commercial Mortgage-Backed Securities	4.37%
Senior Secured Loans	1.31%
Sovereign Bond	2.52%
U.S. Treasury Obligations	6.50%
Preferred Stock	0.02%
Short-Term Investment	1.32%
Total Value of Securities	100.90%
Options Written	(0.01%	)
Liabilities Net of Receivables and Other Assets	(0.89%	)
Total Net Assets	100.00%

IT–Information Technology

LVIP PIMCO Low Duration Bond Fund–2

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.59%
•Fannie Mae REMICs Series 2011-86 NF 1.003% 9/25/41	3,909,370	$3,922,565
•GNMA Series 2016-H11 F 1.236% 5/20/66	2,696,264	2,696,812

Total Agency Collateralized Mortgage Obligations (Cost $6,612,888)		6,619,377

CORPORATE BONDS–75.40%
Aerospace & Defense–0.14%
Embraer Overseas 6.375% 1/24/17	1,500,000	1,535,625

		1,535,625

Air Freight & Logistics–0.41%
#@Aviation Capital Group 144A 2.875% 9/17/18	4,680,000	4,639,050

		4,639,050

Airlines–0.51%
¿Northwest Airlines 2002-1 Class G-2 Pass Through Trust 6.264% 11/20/21	355,767	382,894
¿UAL 2009-1 Pass Through Trust 10.40% 11/1/16	1,681,504	1,729,847
¿UAL 2009-2A Pass Through Trust 9.75% 1/15/17	3,231,869	3,345,792
#Virgin Australia 2013-1A Trust 144A 5.00% 10/23/23	268,173	276,915

		5,735,448

Auto Components–0.33%
Delphi Automotive 3.15% 11/19/20	3,600,000	3,706,672

		3,706,672

Automobiles–8.73%
Daimler Finance North America
#144A 1.375% 8/1/17	3,000,000	3,006,801
#•@144A 1.397% 7/5/19	1,500,000	1,500,000
#144A 1.65% 3/2/18	1,000,000	1,005,753
#144A 1.65% 5/18/18	2,600,000	2,617,826
#144A 2.00% 8/3/18	10,025,000	10,153,099
#144A 2.70% 8/3/20	2,200,000	2,283,250
Ford Motor Credit
•1.486% 3/12/19	10,200,000	10,161,271
•2.237% 1/8/19	7,700,000	7,820,975
2.943% 1/8/19	3,400,000	3,501,215
General Motors 3.50% 10/2/18	5,200,000	5,356,671
General Motors Financial
•1.989% 4/10/18	2,500,000	2,508,850
•2.188% 1/15/20	800,000	792,527
2.625% 7/10/17	600,000	605,698
3.00% 9/25/17	4,500,000	4,567,927
3.25% 5/15/18	2,500,000	2,552,967

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Automobiles (continued)
#Hyundai Capital America 144A 1.45% 2/6/17	3,000,000	$3,004,020
Hyundai Capital Services
•1.447% 3/18/17	3,000,000	2,998,971
#•144A 1.447% 3/18/17	1,135,000	1,134,611
#Kia Motors 144A 2.625% 4/21/21	4,500,000	4,652,617
Nissan Motor Acceptance
#•144A 1.34% 9/26/16	4,800,000	4,805,198
#144A 1.95% 9/12/17	3,180,000	3,205,745
#144A 2.00% 3/8/19	10,900,000	11,036,381
#RCI Banque 144A 3.50% 4/3/18	1,000,000	1,033,010
#•Volkswagen Group of America Finance 144A 1.024% 5/23/17	3,100,000	3,084,729
#•Volkswagen International Finance 144A 1.066% 11/18/16	5,000,000	4,991,485

		98,381,597

Banks–13.70%
#Banco Continental via Continental Senior Trustees II Cayman 144A 5.75% 1/18/17	2,000,000	2,047,500
#Banco Nacional de Desenvolvimento Economico e Social 144A 3.375% 9/26/16	700,000	701,400
Bank of America
•1.272% 8/25/17	1,000,000	1,001,242
6.875% 4/25/18	8,383,000	9,156,047
6.875% 11/15/18	1,200,000	1,336,364
CIT Group
4.25% 8/15/17	7,100,000	7,249,100
5.25% 3/15/18	500,000	516,390
•Citigroup 1.946% 10/26/20	9,700,000	9,767,696
Cooperatieve Rabobank
•8.375% 7/29/49	7,500,000	7,541,063
•8.40% 11/29/49	1,600,000	1,678,040
#•Credit Agricole 144A 1.628% 6/10/20	1,100,000	1,098,671
Credit Suisse Group Funding Guernsey
#@144A 3.45% 4/16/21	4,000,000	4,044,220
3.80% 9/15/22	6,800,000	6,838,746
DBS Bank
•1.238% 7/15/21	6,700,000	6,701,755
•3.625% 9/21/22	3,480,000	3,559,511
@Depfa ACS Bank 5.75% 3/28/17	1,100,000	1,133,023
Eksportfinans 5.50% 6/26/17	2,000,000	2,072,260
•HBOS 1.38% 9/6/17	7,000,000	6,967,597
HSBC Holdings
•2.322% 5/25/21	4,100,000	4,105,687
2.95% 5/25/21	4,100,000	4,145,289

LVIP PIMCO Low Duration Bond Fund–3

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
•HSBC USA 1.237% 11/13/19		4,500,000	$4,446,203
Intesa Sanpaolo 2.375% 1/13/17		10,700,000	10,741,420
JPMorgan Chase
•1.593% 1/23/20		8,000,000	8,024,072
•7.90% 12/29/49		700,000	714,875
KEB Hana Bank
•1.757% 11/9/16		750,000	751,685
3.50% 10/25/17		3,300,000	3,391,116
Macquarie Bank
#•144A 1.758% 7/29/20		4,000,000	3,985,284
#144A 5.00% 2/22/17		50,000	51,147
Mizuho Bank
#•144A 1.28% 3/26/18		3,800,000	3,792,415
#144A 2.45% 4/16/19		3,200,000	3,263,981
•MUFG Capital Finance 2 4.85% 7/29/49	EUR	300,000	332,759
•MUFG Capital Finance 4 5.271% 1/29/49	EUR	1,000,000	1,136,162
•MUFG Capital Finance 5 6.299% 1/29/49	GBP	700,000	964,491
•Royal Bank of Scotland 9.50% 3/16/22		1,363,000	1,420,738
•Santander Bank 1.561% 1/12/18		5,000,000	4,973,570
Santander U.K.
•2.136% 3/14/19		2,200,000	2,202,827
2.35% 9/10/19		2,100,000	2,112,804
2.50% 3/14/19		2,000,000	2,021,190
Shinhan Bank
•1.307% 4/8/17		2,000,000	1,998,984
#•144A 1.307% 4/8/17		1,000,000	999,492
#Standard Chartered 144A 2.40% 9/8/19		6,000,000	6,017,694
Standard Chartered Bank Hong Kong 5.875% 6/24/20		100,000	111,646
Sumitomo Mitsui Financial Group 2.934% 3/9/21		4,300,000	4,484,711
•United Overseas Bank 2.875% 10/17/22		1,200,000	1,218,072
•Wells Fargo 1.056% 9/14/18		3,500,000	3,483,585

			154,302,524

Beverages–0.86%
Anheuser-Busch InBev Finance
2.65% 2/1/21		4,400,000	4,567,688
3.30% 2/1/23		4,500,000	4,748,364
#SABMiller Holdings 144A 2.45% 1/15/17		350,000	352,344

			9,668,396

Biotechnology–0.52%
Gilead Sciences 2.55% 9/1/20		5,600,000	5,822,342

			5,822,342

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets–5.21%
Bear Stearns 7.25% 2/1/18	3,700,000	$4,034,262
Goldman Sachs Group
•1.798% 4/23/20	15,000,000	14,964,540
•1.853% 9/15/20	1,000,000	998,644
•2.274% 11/29/23	5,900,000	5,893,398
Industrial Bank of Korea
2.375% 7/17/17	2,250,000	2,277,092
Korea Development Bank
•1.26% 1/22/17	4,000,000	4,000,340
2.25% 8/7/17	2,200,000	2,224,361
3.875% 5/4/17	2,000,000	2,046,230
Macquarie Group
3.00% 12/3/18	6,000,000	6,165,666
7.625% 8/13/19	6,000,000	6,969,906
#144A 7.625% 8/13/19	1,000,000	1,161,651
Morgan Stanley
5.50% 1/26/20	2,700,000	3,005,421
6.625% 4/1/18	400,000	433,689
UBS
•1.266% 8/14/19	500,000	497,390
•1.523% 6/1/20	4,000,000	3,996,536

		58,669,126

Chemicals–0.10%
LyondellBasell Industries 5.00% 4/15/19	1,000,000	1,083,030

		1,083,030

Commercial Services & Supplies–0.23%
#@AP Moeller - Maersk 144A 2.875% 9/28/20	2,500,000	2,567,375

		2,567,375

Communications Equipment–0.85%
QUALCOMM 3.00% 5/20/22	9,100,000	9,611,038

		9,611,038

Construction & Engineering–0.21%
#@Heathrow Funding 144A 4.875% 7/15/21	300,000	330,859
#Korea Land & Housing 144A 1.875% 8/2/17	1,000,000	1,005,482
#@SBA Tower Trust 144A 3.598% 4/15/18	1,000,000	1,007,552

		2,343,893

Consumer Finance–5.26%
AerCap Ireland Capital
2.75% 5/15/17	4,400,000	4,404,818
5.00% 10/1/21	300,000	312,750
Ally Financial
2.75% 1/30/17	200,000	201,217

LVIP PIMCO Low Duration Bond Fund–4

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Consumer Finance (continued)
3.50% 7/18/16	2,100,000	$2,102,625
3.60% 5/21/18	1,000,000	1,005,000
4.125% 3/30/20	2,100,000	2,110,500
5.50% 2/15/17	7,400,000	7,522,263
BMW U.S. Capital
•1.026% 6/2/17	200,000	200,117
#@144A 1.50% 4/11/19	4,000,000	4,030,284
#144A 2.00% 4/11/21	1,000,000	1,013,658
BOC Aviation 2.875% 10/10/17	1,300,000	1,318,845
General Motors Financial 4.75% 8/15/17	4,270,000	4,407,127
International Lease Finance
4.625% 4/15/21	600,000	619,500
5.875% 8/15/22	500,000	543,125
6.25% 5/15/19	3,660,000	3,929,925
8.75% 3/15/17	1,800,000	1,882,404
LeasePlan
#144A 2.50% 5/16/18	4,091,000	4,094,453
#144A 2.875% 1/22/19	5,770,000	5,776,266
#144A 3.00% 10/23/17	6,000,000	6,046,026
Navient
5.50% 1/15/19	2,500,000	2,514,125
8.45% 6/15/18	4,800,000	5,208,000

		59,243,028

Diversified Consumer Services–0.59%
Hutchison Whampoa International 11
3.50% 1/13/17	1,000,000	1,012,250
#144A 3.50% 1/13/17	1,000,000	1,012,250
#Hutchison Whampoa International 12 II 144A 2.00% 11/8/17	1,000,000	1,011,403
#Hutchison Whampoa International 14 144A 1.625% 10/31/17	3,600,000	3,618,752

		6,654,655

Diversified Financial Services–4.91%
#@BGC Partners Inc 144A 5.125% 5/27/21	5,200,000	5,299,934
#@Cantor Fitzgerald 144A 6.50% 6/17/22	1,000,000	1,056,923
#Denali International 144A 5.625% 10/15/20	2,075,000	2,181,863
#Diamond 1 Finance 144A 4.42% 6/15/21	5,300,000	5,461,072
Mitsubishi UFJ Trust & Banking
#144A 2.45% 10/16/19	4,000,000	4,090,360
#144A 2.65% 10/19/20	5,200,000	5,344,903
•MUFG Americas Holdings 1.202% 2/9/18	1,000,000	996,179

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Oracle 2.40% 9/15/23	4,000,000	$4,018,112
#Reliance Standard Life Global Funding II 144A 2.15% 10/15/18	6,385,000	6,446,762
S&P Global 3.30% 8/14/20	2,400,000	2,513,347
Synchrony Financial
•1.867% 2/3/20	4,200,000	4,070,724
1.875% 8/15/17	2,000,000	2,003,642
UBS Group Funding Jersey
#•144A 2.08% 9/24/20	1,500,000	1,501,717
#144A 2.95% 9/24/20	4,900,000	4,988,068
#@144A 3.00% 4/15/21	5,200,000	5,309,616

		55,283,222

Diversified Telecommunication Services–4.17%
AT&T
•1.326% 3/11/19	750,000	746,965
•1.561% 6/30/20	6,100,000	6,079,644
•1.577% 11/27/18	3,647,000	3,667,059
3.00% 6/30/22	2,400,000	2,461,049
KT
#144A 1.75% 4/22/17	1,000,000	1,002,984
3.875% 1/20/17	6,000,000	6,087,000
#Ooredoo International Finance 144A 3.375% 10/14/16	3,000,000	3,017,556
Telecom Italia Capital 6.999% 6/4/18	1,900,000	2,066,250
Telefonica Emisiones
•1.292% 6/23/17	1,475,000	1,473,292
6.221% 7/3/17	2,070,000	2,161,709
Verizon Communications
•1.426% 6/17/19	12,204,000	12,271,073
•2.406% 9/14/18	5,750,000	5,895,360

		46,929,941

Electric Utilities–4.14%
•Cheung Kong Infrastructure Finance BVI 1.347% 6/20/17	3,500,000	3,488,912
Dominion Gas Holdings 2.50% 12/15/19	1,200,000	1,228,380
#E.On International Finance 144A 5.80% 4/30/18	4,400,000	4,718,050
#Enel Finance International 144A 6.25% 9/15/17	828,000	874,948
Entergy 4.00% 7/15/22	636,000	683,376
Exelon 2.45% 4/15/21	1,300,000	1,319,746
FirstEnergy 2.75% 3/15/18	3,200,000	3,241,120
#Iberdrola Finance Ireland 144A 5.00% 9/11/19	1,600,000	1,758,770
#Kentucky Power 144A 6.00% 9/15/17	3,700,000	3,893,429

LVIP PIMCO Low Duration Bond Fund–5

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
#Korea East-West Power 144A 2.50% 7/16/17	1,000,000	$1,011,804
Korea Hydro & Nuclear Power
#•144A 1.434% 5/22/17	1,000,000	999,475
#144A 2.875% 10/2/18	1,750,000	1,795,339
Korea Western Power
3.125% 5/10/17	2,800,000	2,840,572
#144A 3.125% 5/10/17	200,000	202,898
Pennsylvania Electric 5.20% 4/1/20	1,400,000	1,481,861
PSEG Power 3.00% 6/15/21	7,900,000	8,018,192
Southern
2.35% 7/1/21	3,000,000	3,063,099
2.95% 7/1/23	5,800,000	6,021,554

		46,641,525

Food & Staples Retailing–0.59%
CVS Health
2.80% 7/20/20	2,000,000	2,084,490
3.50% 7/20/22	1,000,000	1,078,124
Walgreens Boots Alliance 1.75% 11/17/17	3,000,000	3,022,416
#Wesfarmers 144A 1.874% 3/20/18	500,000	502,941

		6,687,971

Food Products–0.39%
#Kraft Heinz Foods 144A 2.00% 7/2/18	4,300,000	4,356,162

		4,356,162

Gas Utilities–0.11%
#Korea Gas 144A 2.25% 7/25/17	1,200,000	1,212,722

		1,212,722

Health Care Equipment & Supplies–1.47%
Becton Dickinson 2.675% 12/15/19	1,000,000	1,029,377
Boston Scientific
2.65% 10/1/18	3,500,000	3,579,601
3.375% 5/15/22	5,800,000	6,023,926
Medtronic 2.50% 3/15/20	3,200,000	3,320,518
Zimmer Biomet Holdings
1.45% 4/1/17	1,000,000	1,000,821
2.00% 4/1/18	1,600,000	1,614,058

		16,568,301

Health Care Providers & Services–0.39%
Anthem 1.875% 1/15/18	200,000	201,208
Cardinal Health 1.95% 6/15/18	1,800,000	1,821,728
Express Scripts Holding 2.25% 6/15/19	60,000	61,019
Humana 2.625% 10/1/19	1,000,000	1,028,225

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
#Universal Health Services 144A 3.75% 8/1/19	1,300,000	$1,339,000

		4,451,180

Hotels, Restaurants & Leisure–0.89%
MGM Resorts International 8.625% 2/1/19	2,500,000	2,820,000
Wyndham Worldwide
2.50% 3/1/18	1,000,000	1,010,815
2.95% 3/1/17	5,624,000	5,671,888
#Wynn Las Vegas 144A 5.50% 3/1/25	500,000	485,625

		9,988,328

Household Durables–0.58%
D.R. Horton
3.75% 3/1/19	2,000,000	2,035,000
4.00% 2/15/20	2,100,000	2,173,500
Toll Brothers Finance 8.91% 10/15/17	1,800,000	1,962,000
Whirlpool 1.65% 11/1/17	400,000	402,624

		6,573,124

Insurance–0.36%
American International Group 3.30% 3/1/21	1,100,000	1,137,619
#TIAA Asset Management Finance 144A 2.95% 11/1/19	2,800,000	2,870,748

		4,008,367

Internet Software & Services–0.44%
eBay 1.35% 7/15/17	4,900,000	4,910,618

		4,910,618

IT Services–0.13%
Fidelity National Information Services 2.85% 10/15/18	1,400,000	1,437,593

		1,437,593

Life Sciences Tools & Services–0.42%
Thermo Fisher Scientific 3.30% 2/15/22	4,600,000	4,778,567

		4,778,567

Media–1.52%
Charter Communications Operating
#144A 3.579% 7/23/20	1,000,000	1,046,410
#144A 4.464% 7/23/22	6,000,000	6,456,780
#Cox Communications 144A 5.875% 12/1/16	1,100,000	1,118,985
Scripps Networks Interactive 3.50% 6/15/22	2,600,000	2,698,303

LVIP PIMCO Low Duration Bond Fund–6

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
Sky
#@144A 2.625% 9/16/19	1,000,000	$1,018,264
#144A 6.10% 2/15/18	1,000,000	1,069,593
Time Warner Cable 8.25% 4/1/19	600,000	697,156
Viacom 3.50% 4/1/17	3,000,000	3,043,203

		17,148,694

Multi-Utilities–0.03%
DTE Energy 2.40% 12/1/19	300,000	306,563

		306,563

Oil, Gas & Consumable Fuels–7.34%
BG Energy Capital
#144A 4.00% 10/15/21	2,800,000	3,056,236
•6.50% 11/30/72	4,200,000	4,389,155
CNOOC Nexen Finance 2014 1.625% 4/30/17	500,000	501,143
CNPC General Capital 2.75% 4/19/17	1,500,000	1,516,713
•ConocoPhillips 1.526% 5/15/22	4,800,000	4,559,136
Energy Transfer Partners
9.00% 4/15/19	3,000,000	3,355,647
9.70% 3/15/19	851,000	964,070
Kinder Morgan
2.00% 12/1/17	1,200,000	1,193,992
7.00% 6/15/17	2,100,000	2,187,501
7.25% 6/1/18	1,000,000	1,081,954
Kinder Morgan Energy Partners
5.80% 3/1/21	700,000	761,113
6.00% 2/1/17	4,000,000	4,093,524
#Kinder Morgan Finance 144A 6.00% 1/15/18	1,800,000	1,894,651
Korea National Oil
3.125% 4/3/17	2,250,000	2,280,566
#144A 3.125% 4/3/17	1,500,000	1,520,377
4.00% 10/27/16	3,650,000	3,688,581
ONEOK Partners 2.00% 10/1/17	2,270,000	2,267,553
Petroleos Mexicanos 5.75% 3/1/18	1,000,000	1,048,160
Pioneer Natural Resources
6.65% 3/15/17	3,422,000	3,542,222
6.875% 5/1/18	800,000	865,212
Plains All American Pipeline 2.60% 12/15/19	2,700,000	2,632,532
Sabine Pass LNG 7.50% 11/30/16	6,200,000	6,321,675
Shell International Finance 1.375% 5/10/19	3,500,000	3,513,633
Sinopec Group Overseas Development 2014
•1.409% 4/10/17	400,000	400,515

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
#•144A 1.409% 4/10/17	6,500,000	$6,508,372
#144A 1.75% 4/10/17	3,000,000	3,010,836
Statoil 1.25% 11/9/17	1,711,000	1,715,585
Tennessee Gas Pipeline 7.50% 4/1/17	2,212,000	2,303,906
Williams Partners 7.25% 2/1/17	4,100,000	4,223,234
Woodside Finance
#144A 3.65% 3/5/25	800,000	782,888
#144A 4.60% 5/10/21	2,900,000	3,072,240
#144A 8.75% 3/1/19	3,000,000	3,458,145

		82,711,067

Paper & Forest Products–0.61%
Georgia-Pacific
#144A 2.539% 11/15/19	4,400,000	4,509,578
#144A 5.40% 11/1/20	2,100,000	2,380,806

		6,890,384

Pharmaceuticals–2.84%
AbbVie
1.75% 11/6/17	3,000,000	3,018,711
2.30% 5/14/21	5,000,000	5,066,470
2.50% 5/14/20	800,000	818,594
3.20% 11/6/22	1,600,000	1,656,760
Actavis 1.875% 10/1/17	3,290,000	3,307,437
Actavis Funding
1.85% 3/1/17	2,800,000	2,809,965
•1.911% 3/12/20	7,500,000	7,526,910
3.00% 3/12/20	3,900,000	4,025,611
#Forest Laboratories 144A 4.375% 2/1/19	1,400,000	1,477,539
Mylan 1.35% 11/29/16	1,000,000	998,995
Zoetis 3.45% 11/13/20	1,300,000	1,343,416

		32,050,408

Road & Rail–0.67%
#@Asciano Finance 144A 5.00% 4/7/18	3,000,000	3,100,929
Kansas City Southern
#•144A 1.334% 10/28/16	3,000,000	2,996,421
#144A 2.35% 5/15/20	1,500,000	1,500,450

		7,597,800

Semiconductors & Semiconductor Equipment–0.09%
KLA-Tencor 3.375% 11/1/19	1,000,000	1,034,910

		1,034,910

LVIP PIMCO Low Duration Bond Fund–7

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Software–0.46%
Symantec
2.75% 6/15/17	3,100,000	$3,116,039
4.20% 9/15/20	2,000,000	2,086,832

		5,202,871

Technology Hardware, Storage & Peripherals–0.33%
Hewlett Packard Enterprise
#144A 2.45% 10/5/17	1,800,000	1,823,888
#144A 2.85% 10/5/18	1,800,000	1,844,311

		3,668,199

Tobacco–2.42%
BAT International Finance
#•144A 1.163% 6/15/18	2,000,000	1,996,756
#144A 3.50% 6/15/22	300,000	322,119
Imperial Tobacco Finance
2.05% 2/11/18	1,500,000	1,513,602
#144A 2.05% 2/11/18	1,800,000	1,816,322
#144A 2.05% 7/20/18	6,079,000	6,150,215
#144A 2.95% 7/21/20	1,500,000	1,546,141
Reynolds American
3.25% 6/12/20	1,077,000	1,139,531
4.00% 6/12/22	11,700,000	12,732,291

		27,216,977

Wireless Telecommunication Services–2.45%
•America Movil 1.656% 9/12/16	1,660,000	1,660,463
#Crown Castle Towers 144A 3.222% 5/15/22	4,500,000	4,677,187
SingTel Group Treasury 2.375% 9/8/17	9,000,000	9,139,086
Sprint Communications
6.00% 12/1/16	4,650,000	4,690,687
8.375% 8/15/17	4,800,000	4,927,680
9.125% 3/1/17	2,400,000	2,482,248

		27,577,351

Total Corporate Bonds (Cost $840,867,171)		849,196,644

MUNICIPAL BONDS–0.56%
Educational Enhancement Funding Series A 1.906% 6/1/17	3,300,000	3,333,726
•State of Texas Series C-2 0.867% 6/1/19	3,000,000	3,002,520

Total Municipal Bonds (Cost $6,305,853)		6,336,246

NON-AGENCY ASSET-BACKED SECURITIES–7.91%
•Accredited Mortgage Loan Trust Series 2004-3 2A2 1.653% 10/25/34	26,206	26,081

		Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Amortizing Residential Collateral Trust Series 2004-1 A5 1.453% 10/25/34		98,897	$94,600
#•Babson CLO Series 2012-2A A1R 144A 1.866% 5/15/23		2,200,000	2,193,270
#•@Ballyrock CLO Series 2013-1A A 144A 1.816% 5/20/25		900,000	886,311
•Bear Stearns Asset-Backed Securities I Trust Series 2004-BO1 M4 1.653% 10/25/34		1,046,000	1,040,192
•Bear Stearns Asset-Backed Securities Trust Series 2003-2 A3 1.953% 3/25/43		103,027	100,754
#•Carlyle Global Market Strategies CLO Series 2012-1A AR 144A 1.864% 4/20/22		2,000,000	1,994,150
CIFC Funding
#•Series 2011-1AR A1R 144A 1.933% 1/19/23		504,544	503,788
#•Series 2012-2A A1R 144A 2.03% 12/5/24		2,200,000	2,197,131
#•COA Summit CLO Series 2014-1A A1 144A 1.984% 4/20/23		1,387,016	1,381,740
#•Colony Starwood Homes Trust Series 2016-1A A 144A 1.946% 7/17/33		3,100,000	3,102,399
•Cordatus CLO I Series 2006-1X A1 0.152% 1/30/24	EUR	3,539,143	3,900,307
•CWABS Asset-Backed Certificates Trust 2004-6 Series 2004-6 1A1 0.993% 12/25/34		3,648,868	3,431,203
#•@Drug Royalty II Series 2014-1 A1 144A 3.478% 7/15/23		204,164	205,663
#•Dryden XXII Senior Loan Fund Series 2011-22A A1R 144A 1.798% 1/15/22		1,836,454	1,808,516
#@Eagle I Series 2014-1A A1 144A 2.57% 12/15/39		625,000	615,625
#Exeter Automobile Receivables Trust Series 2014-2A A 144A 1.06% 8/15/18		2,830	2,828
#•Galaxy XI CLO Series 2011-11A A 144A 1.926% 8/20/22		1,790,784	1,787,846
GCAT
#fSeries 2015-2 A1 144A 3.75% 7/25/20		775,748	771,981
#fSeries 2016-1 A1 144A 4.50% 3/25/21		1,000,000	1,007,608
•GSAA Home Equity Trust Series 2004-11 2A2 1.093% 12/25/34		127,688	123,938

LVIP PIMCO Low Duration Bond Fund–8

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Harbourmaster CLO 9 Series 9X A1E 0.031% 5/8/23	EUR	586,604	$643,858
#•Highbridge Loan Management Series 2012-1AR A1R 144A 1.897% 9/20/22		4,281,731	4,270,894
#•KVK CLO Series 2012-1A A 144A 1.998% 7/15/23		2,773,524	2,764,264
#•LCM X Series 10AR AR 144A 1.888% 4/15/22		2,075,257	2,061,813
#•LCM XII Series 12A AR 144A 1.893% 10/19/22		9,000,000	8,974,773
#•Madison Park Funding Series 2011-7A A 144A 1.903% 6/15/22		718,647	717,566
#•Malin CLO BV Series 2007-1A A1 144A 0.292% 5/7/23	EUR	2,806,104	3,099,615
Navient Private Education Loan Trust
#•Series 2014-CTA A 144A 1.142% 9/16/24		618,740	614,149
#•Series 2015-AA A2B 144A 1.642% 12/15/28		2,500,000	2,463,075
#fNYMT
Residential Series 2016-RP1A A 144A 4.00% 3/25/21		1,926,591	1,931,300
#•Ocean Trails CLO I Series 2006-1A A1 144A 0.881% 10/12/20		777,975	769,891
#•Ocean Trails CLO II Series 2007-2A A1V2 144A 0.865% 6/27/22		573,431	564,247
#•OHA Credit Partners VI Series 2012-6A AR 144A 1.846% 5/15/23		5,565,098	5,536,532
#OneMain Financial Issuance Trust Series 2015-2A A 144A 2.57% 7/18/25		4,000,000	3,998,816
•Option One Mortgage Loan Trust Series 2005-5 A3 0.663% 12/25/35		836,753	831,092
Securitized Asset-Backed Receivables Trust Series 2006-OP1 0.525% 10/25/35		5,000,000	4,855,476
•SLM Private Credit Student Loan Trust Series 2005-A A3 0.853% 6/15/23		3,780,934	3,624,504
•Specialty Underwriting & Residential Finance Trust Series 2005-AB1 M1 1.098% 3/25/36		196,427	194,310

		Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
#•Symphony CLO VIII Series 2012-8AR AR 144A 1.729% 1/9/23		6,213,879	$6,177,981
#•Symphony CLO X Series 2012-10AR AR 144A 1.908% 7/23/23		250,000	249,541
#•Venture XI CLO Series 2012-11AR AR 144A 1.926% 11/14/22		3,400,000	3,389,066
#•Voya CLO Series 2012-2AR AR 144A 1.928% 10/15/22		2,000,000	1,995,494
#•Voya CLO Series 2012-3AR AR 144A 1.948% 10/15/22		600,000	596,761
•@Wood Street CLO 1 Series I B 0.237% 11/22/21	EUR	1,500,000	1,617,488

Total Non-Agency Asset-Backed Securities (Cost $89,440,782)			89,118,437

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.40%
#•BCAP Trust Series 2009-RR4 9A1 144A 2.693% 10/26/35		35,882	35,615
Bear Stearns ARM Trust
•Series 2003-1 5A1 2.522% 4/25/33		84,939	84,464
•Series 2005-5 A1 2.38% 8/25/35		828,226	830,790
•Credit Suisse First Boston Mortgage Securities Series 2003-AR18 2A3 2.677% 7/25/33		14,517	14,349
•Eurosail-U.K. Series 2007-4X A2A 0.874% 6/13/45	GBP	715,296	945,765
•GSR Mortgage Loan Trust Series 2005-5F 8A1 0.953% 6/25/35		695,726	657,258
Merrill Lynch Mortgage Investors Trust
•Series 2003-A3 1A 2.626% 5/25/33		18,718	18,025
•Series 2005-2 1A 2.228% 10/25/35		52,005	50,215
•New York Mortgage Trust Series 2005-3 A1 0.693% 2/25/36		1,284,857	1,149,307
•Prime Mortgage Trust Series 2004-CL1 2A2 0.853% 2/25/19		13	13
•Sequoia Mortgage Trust Series 2004-6 A1 2.231% 7/20/34		14,755	14,501

LVIP PIMCO Low Duration Bond Fund–9

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Structured ARM Loan Trust Series 2004-6 3A2 2.902% 6/25/34	197,058	$196,364
•Structured Asset Mortgage Investments II Trust Series 2005-AR5 A3 0.698% 7/19/35	505,219	486,269

Total Non-Agency Collateralized Mortgage Obligations (Cost $4,677,849)		4,482,935

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–4.37%
BAMLL Commercial Mortgage Securities Trust
#•Series 2014-FL1 A 144A 1.842% 12/15/31	2,000,000	1,999,967
#•Series 2015-ASHF A 144A 1.662% 1/15/28	850,000	851,078
#•BBCMS Trust Series 2015-RRI A 144A 1.592% 5/15/32	6,601,151	6,579,330
•COBALT Commercial Mortgage Trust Series 2007-C3 A1A 5.956% 5/15/46	2,543,717	2,615,422
#•Countrywide Commercial Mortgage Trust Series 2007-MFL 144A 6.275% 11/12/43	1,044,409	1,069,112
#•Credit Suisse First Boston Mortgage Securities Series 2004-C2 J 144A 5.362% 5/15/36	500,000	535,151
JPMorgan Chase Commercial Mortgage Securities Trust
#Series 2002-CIB5 H 144A 5.50% 10/12/37	376,722	385,540
•Series 2006-CIB15 A1A 5.811% 6/12/43	1,059,371	1,058,574
•Series 2007-CIB20 AIA 5.746% 2/12/51	1,560,221	1,620,882
•LB Commercial Mortgage Trust Series 2007-C3 A1A 6.073% 7/15/44	6,828,165	7,073,923
Morgan Stanley Capital I Trust
•Series 2007-IQ14 A1A 5.665% 4/15/49	7,844,475	8,050,369
Series 2007-IQ16 A4 5.809% 12/12/49	3,314,903	3,441,887
Wachovia Bank Commercial Mortgage Trust
#•Series 2006-C28 A4FL 144A 0.596% 10/15/48	6,606,273	6,589,279

	Principal Amount		Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust (continued)
#•Series 2007-C32 A4FL 144A 0.621% 6/15/49		6,600,000	6,496,903
Wells Fargo Commercial Mortgage Trust Series 2012-LC5 A1 0.687% 10/15/45		413,519	412,759
WF-RBS Commercial Mortgage Trust Series 2012-C9 A1 0.673% 11/15/45		494,555	493,378

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $49,516,622)			49,273,554

«SENIOR SECURED LOANS–1.31%
Avago Technologies Cayman Finance Tranche B 1st Lien 4.25% 2/1/23		1,396,500	1,399,886
Community Health Systems Tranche F 1st Lien 3.924% 12/31/18		3,600,765	3,576,009
Dell International Tranche B2 1st Lien 4.00% 4/29/20		3,000,000	2,994,840
Energy Future Intermediate Holding DIP 1st Lien 4.25% 12/19/16		2,800,000	2,797,662
FCA U.S. Tranche B 1st Lien 3.50% 5/24/17		2,377,033	2,378,768
Las Vegas Sands Tranche B 1st Lien 3.25% 12/19/20		1,591,837	1,592,943

Total Senior Secured Loans (Cost $14,747,145)			14,740,108

ΔSOVEREIGN BOND–2.52%
Japan–2.52%
≠Japan Treasury Discount Bill 0.00% 7/19/16	JPY	2,930,000,000	28,374,623

Total Sovereign Bond (Cost $26,810,187)			28,374,623

U.S. TREASURY OBLIGATIONS–6.50%
U.S. Treasury Bill
≠×0.23% 7/21/16		274,000	273,973
≠×0.24% 11/3/16		1,235,000	1,233,991
≠×0.417% 12/8/16		1,097,000	1,095,629
¥U.S. Treasury Inflation Indexed Note 0.125% 4/15/20		68,964,075	70,574,593

Total U.S. Treasury Obligations (Cost $72,409,531)			73,178,186

LVIP PIMCO Low Duration Bond Fund–10

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

PREFERRED STOCK–0.02%
•Citigroup Capital XIII 7.008%	8,500	221,595

Total Preferred Stock (Cost $229,075)		221,595

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENT–1.32%
≠Discounted Commercial Paper–1.32%
Electricite De France 1.53% 1/9/17	15,000,000	$14,898,756

Total Short-Term Investment (Cost $14,879,200)		14,898,756

TOTAL VALUE OF SECURITIES–100.90% (Cost $1,126,496,303)		$1,136,440,461

	Number of Contracts
OPTIONS WRITTEN–(0.01%)
Currency Put Options–(0.01%)
@EUR Vs USD strike price EUR 1.0865, expiration date 8/3/16 (BNP)	(25,000,000)	(122,489)

Total Options Written (Premium received $122,489)		(122,489)

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.89%)		(10,016,561)

NET ASSETS APPLICABLE TO 111,492,042 SHARES OUTSTANDING–100.00%		$1,126,301,411

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2016, the aggregate value of Rule 144A securities was $356,517,366, which represents 31.65% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

Δ	Securities have been classified by country of origin.

•	Variable rate security. The rate shown is the rate as of June 30, 2016. Interest rates reset periodically.

@	Illiquid security. At June 30, 2016, the aggregate value of illiquid securities was $38,240,627, which represents 3.40% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

≠	The rate shown is the effective yield at the time of purchase.

«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2016.

×	Fully or partially pledged as collateral for derivatives.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for derivatives and reverse repurchase agreements.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2016.

LVIP PIMCO Low Duration Bond Fund–11

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

The following foreign currency exchange contracts, futures contracts, reverse repurchase agreements and swap contracts were outstanding at June 30, 2016:

Foreign Currency Exchange Contracts1

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	EUR	9,625,000	USD	(10,680,487)	7/5/16	$2,644
BNP	EUR	(10,018,000)	USD	11,055,684	8/12/16	(79,620)
BNP	GBP	(3,686,000)	USD	5,318,175	8/12/16	409,254
BNP	JPY	(2,147,483,648)	USD	26,867,300	7/19/16	(1,522,998)
GSC	AUD	(452,000)	USD	331,307	8/12/16	(5,246)
GSC	CAD	14,402,000	USD	(11,053,428)	8/12/16	95,592
GSC	EUR	(51,329,000)	USD	58,205,752	8/12/16	1,152,046
GSC	GBP	3,204,000	USD	(4,274,238)	8/12/16	(7,232)
GSC	JPY	869,800,000	USD	(8,459,493)	7/1/16	(36,259)
GSC	JPY	(306,000,000)	USD	2,757,069	7/5/16	(206,611)
GSC	JPY	(869,800,000)	USD	8,467,604	8/2/16	35,848
JPMC	CAD	(42,177,000)	USD	32,868,836	8/12/16	218,355
JPMC	EUR	(9,625,000)	USD	10,683,750	7/5/16	619
JPMC	EUR	522,000	USD	(582,970)	8/12/16	(2,752)
JPMC	GBP	(1,140,000)	USD	1,646,608	8/12/16	128,386
JPMC	JPY	(869,828,712)	USD	8,472,000	7/1/16	48,488

						$230,514

Futures Contracts1

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
492	3-Month Euribor	$136,928,270	$137,024,772	12/19/17	$96,502
499	3-Month Euribor	138,851,780	138,925,857	12/18/18	74,077
(1,942)	90Day IMM Eurodollar	(477,765,381)	(479,504,075)	12/17/19	(1,738,694)
725	U.S. Treasury 2 yr Notes	158,402,434	159,012,891	10/3/16	610,457
(930)	U.S. Treasury 5 yr Notes	(112,433,322)	(113,612,578)	10/3/16	(1,179,256)

					$(2,136,914)

Reverse Repurchase Agreements2

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
CAIC–U.S. Treasury Inflation Protected Bond 0.125% 4/15/20	0.65%	6/29/16	7/6/16	$(14,282,250)	$(14,282,766)

Swap Contracts1

CDS Contracts

Counterparty	Swap Referenced Obligation	Notional Value[3]	Annual Protection Payments (Receipts)	Termination Date	Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)
	Protection Sold/Moody’s Rating: Mexico La SP BPS
BNP	5.95% 3/19/19 / A3	2,200,000	1.00%	9/20/20	$(26,046)	$(3,941)

LVIP PIMCO Low Duration Bond Fund–12

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

Interest Rate Swap Contracts

Counterparty & Swap Referenced Obligation	Notional Value[3]	Fixed Interest Rate Paid	Variable Interest Rate Received	Termination Date	Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)
CME-GSC 3-Month IRS	771,000,000	0.465%	0.000%	6/21/20	$(19,057)	$(178,792)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts, and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

2See Note 1 in “Notes to Financial Statements.”

3Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BNP–BNP Paribas

CAD–Canadian Dollar

CAIC–Credit Agricole Corporate & Investment Bank

CDS–Credit Default Swap

CLO–Collateralized Loan Obligation

CME–Chicago Mercantile Exchange Inc.

EUR–Euro

GBP–British Pound Sterling

GNMA–Government National Mortgage Association

GSC–Goldman Sachs Capital

HSBC–Hong Kong Shanghai Bank

IMM–International Monetary Market

IRS–Interest Rate Swap

IT–Information Technology

JPMC–JPMorgan Chase

JPY–Japanese Yen

LB–Lehman Brothers

RBS–Royal Bank of Scotland

REMIC–Real Estate Mortgage Investment Conduit

UBS–Union Bank of Switzerland

USD–U.S. Dollar

WF–Wells Fargo

yr–Year

See accompanying notes, which are an integral part of the financial statements.

LVIP PIMCO Low Duration Bond Fund–13

LVIP PIMCO Low Duration Bond Fund

Statement of Assets and Liabilities

June 30, 2016 (unaudited)

ASSETS:
Investments, at value	$1,136,440,461
Receivable for securities sold	8,365,882
Dividends and interest receivable	7,076,618
Cash	6,096,283
Unrealized appreciation on foreign currency exchange contracts	2,091,232
Foreign currencies, at value	1,415,195
Cash collateral held at brokers for certain open derivatives	687,000
Receivable for fund shares sold	450,081
Cash collateral held at broker for futures contracts	202,000
Swap payments receivable	910
Prepaid printing and mailing fees to Lincoln Life	328

TOTAL ASSETS	1,162,825,990

LIABILITIES:
Reverse repurchase agreements, at value	14,282,250
Payable for securities purchased	11,704,932
Cash received as collateral for certain open derivatives	5,075,000
Net unrealized depreciation on futures contracts	2,136,914
Unrealized depreciation on foreign currency exchange contracts	1,860,718
Due to manager and affiliates	518,267
Payable for fund shares redeemed	459,344
Options written, at value	122,489
Unrealized depreciation on interest rate swap contracts	103,256
Other accrued expenses	87,727
Variation margin due to brokers on centrally cleared interest rate swap contracts	75,536
Interest expense payable for reverse repurchase agreements	49,102
Upfront payments received on credit default swap contracts	26,046
Upfront payments received on interest rate swap contracts	19,057
Unrealized depreciation on credit default swap contracts	3,941

TOTAL LIABILITIES	36,524,579

TOTAL NET ASSETS	$1,126,301,411

Investments, at cost	$1,126,496,303
Foreign currencies, at cost	1,401,575
Options written, premium received	(122,489)
Reverse repurchase agreements, at proceeds	(14,282,250)

LVIP PIMCO Low Duration Bond Fund–14

LVIP PIMCO Low Duration Bond Fund

Statement of Assets and Liabilities (continued)

Standard Class:
Net Assets	$796,103,621
Shares Outstanding	78,782,443
Net Asset Value Per Share	$10.105

Service Class:
Net Assets	$330,197,790
Shares Outstanding	32,709,599
Net Asset Value Per Share	$10.095

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$1,117,873,533
Undistributed net investment income	10,183,637
Accumulated net realized loss on investments	(9,616,344)
Net unrealized appreciation of investments, foreign currencies and derivatives	7,860,585

TOTAL NET ASSETS	$1,126,301,411

See accompanying notes, which are an integral part of the financial statements.

LVIP PIMCO Low Duration Bond Fund–15

LVIP PIMCO Low Duration Bond Fund	LVIP PIMCO Low Duration Bond Fund
Statement of Operations	Statements of Changes in Net Assets
Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME:
Interest	$11,021,856
Dividends	12,971

11,034,827

EXPENSES:
Management fees	2,674,606
Interest expense	597,601
Distribution fees-Service Class	366,162
Accounting and administration expenses	133,897
Professional fees	45,974
Reports and statements to shareholders	21,892
Pricing fees	18,895
Custodian fees	18,247
Trustees’ fees and expenses	13,784
Consulting fees	1,358
Other	4,851

Total operating expenses	3,897,267

NET INVESTMENT INCOME	7,137,560

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	6,838
Security sold short	(1,677,864)
Foreign currencies	(3,800,262)
Foreign currency exchange contracts	(2,155,797)
Futures contracts	(1,569,150)
Options purchased	(249,000)
Options written	1,084,205
Swap contracts	(1,906,094)

Net realized loss	(10,267,124)

Net change in unrealized appreciation (depreciation) of:
Investments	25,174,037
Foreign currencies	32,872
Foreign currency exchange contracts	(2,258,559)
Futures contracts	(3,155,108)
Options purchased	108,767
Options written	(1,215,621)
Swap contracts	1,132,930

Net change in unrealized appreciation (depreciation)	19,819,318

NET REALIZED AND UNREALIZED GAIN	9,552,194

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,689,754

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$7,137,560	$12,161,263
Net realized gain (loss)	(10,267,124)	9,349,600
Net change in unrealized appreciation (depreciation)	19,819,318	(7,253,028)

Net increase in net assets resulting from operations	16,689,754	14,257,835

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(9,948,556)
Service Class	—	(2,265,464)
Net realized gain:
Standard Class	—	(2,314,791)
Service Class	—	(662,304)

	—	(15,191,115)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	38,224,617	85,067,290
Service Class	141,964,513	232,616,733
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	12,263,347
Service Class	—	2,927,768

	180,189,130	332,875,138

Cost of shares redeemed:
Standard Class	(46,152,132)	(86,054,244)
Service Class	(53,690,186)	(53,319,899)

	(99,842,318)	(139,374,143)

Increase in net assets derived from capital share transactions .	80,346,812	193,500,995

NET INCREASE IN NET ASSETS	97,036,566	192,567,715
NET ASSETS:
Beginning of period	1,029,264,845	836,697,130

End of period	$1,126,301,411	$1,029,264,845

Undistributed net investment income	$10,183,637	$3,046,077

See accompanying notes, which are an integral part of the financial statements.

LVIP PIMCO Low Duration Bond Fund–16

LVIP PIMCO Low Duration Bond Fund

Statement of Cash Flows

Six Months Ended June 30, 2016 (unaudited)

Cash Flows Provided by (Used for) Operating Activities:
Net increase (decrease) in net assets resulting from operations	$16,689,754

Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by / (used for) operating activities:
Proceeds from sales and paydowns of long-term investments	3,669,630,812
Purchase of long-term investments	(3,444,236,737)
Net proceeds of short-term securities	5,640,333
Costs from security sold short	(2,452,048,792)
Proceeds to cover security sold short	2,450,370,928
Net amortization of premium/(discount) on investments	3,397,218
Net realized loss on investments from changes in the foreign exchange rates	3,732,480
Net realized gain on investments	(6,838)
Net realized loss on security sold short	1,677,864
Net change in unrealized (appreciation) depreciation of investments	(25,174,037)
Net change in unrealized (appreciation) depreciation of swap contracts	(1,132,930)
Net change in unrealized (appreciation) depreciation of futures contracts	3,155,108
Net change in unrealized (appreciation) depreciation of foreign currency exchange contracts	2,258,559
Net change in unrealized (appreciation) depreciation of options purchased	(108,767)
Net change in unrealized (appreciation) depreciation of options written	1,215,621
Costs of options purchased	(318,440)
Options purchased expired/exercised	517,441
Premiums on options written	1,366,489
Options written expired/exercised	(4,293,584)
Increase in receivable for securities sold	(5,113,413)
Increase in dividends and interest receivable	(174,928)
Net amortization of upfront payments on swap contracts	(2,667)
Premiums received (paid) for swap contracts	640,271
Increase in variation margin due to brokers on centrally cleared interest rate swap contracts	75,536
Increase in cash received as collateral for certain open derivatives	(905,000)
Decrease in cash collateral held at brokers for certain open derivatives	3,143,518
Increase in cash collateral held at broker for futures contracts	(202,000)
Increase in cash due to broker for futures contracts	(564,409)
Decrease in foreign currencies pledged as collateral for open futures contracts	30,724
Decrease in swaps interest payable	(26,300)
Increase in payable for securities purchased	10,318,932
Increase in prepaid printing and mailing fees to Lincoln Life	(328)
Increase in due to manager and affiliates	37,629
Decrease in other accrued expenses.	(11,507)
Decrease in interest expense payable	(27,328)

Cash provided by (used for) operating activities	239,551,212

Cash provided by (used for) financing activities:
Proceeds from reverse repurchase agreements	4,342,848,112
Costs to cover reverse repurchase agreements	(4,663,422,237)
Proceeds from shares sold, net of amounts receivables	180,961,630
Shares redeemed, net of amounts payables	(99,570,174)

Cash provided by (used for) financing activities:	(239,182,669)

Net increase in cash	368,543
Cash and foreign currencies at beginning of period	7,142,935

Cash and foreign currencies at end of period	$7,511,478

Cash paid during the period for interest expenses	$624,929

See accompanying notes, which are an integral part of the financial statements.

LVIP PIMCO Low Duration Bond Fund–17

LVIP PIMCO Low Duration Bond Fund

Financial Highlights

Select data for each share of the Fund outstanding throughout each period were as follows:

	LVIP PIMCO Low Duration Bond Fund Standard Class
	Six Months
	Ended		5/1/14[2]
	6/30/16[1]	Year Ended	to
	(unaudited)	12/31/15	12/31/14

Net asset value, beginning of period	$9.948	$9.939	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.070	0.134	0.062
Net realized and unrealized gain (loss)	0.087	0.032	(0.042)

Total from investment operations	0.157	0.166	0.020

Less dividends and distributions from:
Net investment income	—	(0.127)	(0.066)
Net realized gain	—	(0.030)	(0.015)

Total dividends and distributions	—	(0.157)	(0.081)

Net asset value, end of period	$10.105	$9.948	$9.939

Total return[4]	1.58%	1.67%	0.20%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$796,103	$791,901	$779,587
Ratio of expenses to average net assets[5]	0.66%	0.57%	0.57%
Ratio of net investment income to average net assets[6]	1.40%	1.33%	0.92%
Portfolio turnover	309%	489%	1,173%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[5]

The ratio of expenses to average net assets excluding interest expense for the six months ended June 30, 2016, the year ended December 31, 2015, and the period May 1, 2014 through December 31, 2014 was 0.55%, 0.54%, and 0.55%, respectively.

[6]

The ratio of net investment income to average net assets excluding interest expense for the six months ended June 30, 2016, the year ended December 31, 2015, and the period May 1, 2014 through December 31, 2014 was 1.51%, 1.36%, and 0.94%, respectively.

See accompanying notes, which are an integral part of the financial statements.

LVIP PIMCO Low Duration Bond Fund–18

LVIP PIMCO Low Duration Bond Fund

Financial Highlights (continued)

Select data for each share of the Fund outstanding throughout each period were as follows:

	LVIP PIMCO Low Duration Bond Fund Service Class
	Six Months
	Ended		5/1/14[2]
	6/30/16[1]	Year Ended	to
	(unaudited)	12/31/15	12/31/14

Net asset value, beginning of period	$9.950	$9.941	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.057	0.109	0.045
Net realized and unrealized gain (loss)	0.088	0.032	(0.040)

Total from investment operations	0.145	0.141	0.005

Less dividends and distributions from:
Net investment income	—	(0.102)	(0.049)
Net realized gain	—	(0.030)	(0.015)

Total dividends and distributions	—	(0.132)	(0.064)

Net asset value, end of period	$10.095	$9.950	$9.941

Total return[4]	1.45%	1.42%	0.04%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$330,198	$237,364	$57,110
Ratio of expenses to average net assets[5]	0.91%	0.82%	0.82%
Ratio of net investment income to average net assets[6]	1.15%	1.08%	0.67%
Portfolio turnover	309%	489%	1,173%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[5]

The ratio of expenses to average net assets excluding interest expense for the six months ended June 30, 2016, the year ended December 31, 2015, and the period May 1, 2014 through December 31, 2014 was 0.80%, 0.79%, and 0.80%, respectively.

[6]

The ratio of net investment income to average net assets excluding interest expense for the six months ended June 30, 2016, the year ended December 31, 2015, and the period May 1, 2014 through December 31, 2014 was 1.26%, 1.11%, and 0.69%, respectively.

See accompanying notes, which are an integral part of the financial statements.

LVIP PIMCO Low Duration Bond Fund–19

LVIP PIMCO Low Duration Bond Fund

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP PIMCO Low Duration Bond Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek a high level of current income consistent with preservation of capital.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities, credit default swap (“CDS”) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2016 and for all open tax years (years ended December 31, 2014-December 31, 2015), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense, and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2016, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in the foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Repurchase Agreements–The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy

LVIP PIMCO Low Duration Bond Fund–20

LVIP PIMCO Low Duration Bond Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At June 30, 2016, the Fund held no investments in repurchase agreements.

Reverse Repurchase Agreements–The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells securities to a bank or broker/dealer and agrees to repurchase the securities at an agreed upon date and price. The Fund will maintain, in a segregated account with its custodian, cash, cash equivalents or U.S. government securities in an amount sufficient to cover its obligations under reverse repurchase agreements. The Fund will subject its investments in reverse repurchase agreements to the borrowing provisions set forth in the 1940 Act. The use of reverse repurchase agreements by the Fund creates leverage, which increases the Fund’s investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, the Fund’s earnings or Net Asset Value (NAV) will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case. For the six months ended June 30, 2016, the Fund had average reverse repurchase agreements of $168,093,126, for which it paid interest at an average rate of 0.71%. At June 30, 2016, the Fund pledged $14,321,785 in securities as collateral for reverse repurchase agreements.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements in relation to the reverse repurchase agreements on the Schedule of Investments is as follows:

		Remaining Contracted Maturity of the Agreements
Reverse Repurchase Agreements	Open/Demand[1]	Overnight	Up to 30 days	31-90 days	Greater Than 90 Days But Less Than One Year	Total
U.S. Treasury Obligations	$—	$—	$(14,282,250)	$—	$—	$(14,282,250)

1Certain agreements have no stated maturity and can be terminated by either party at any time.

Short Sales–The Fund may make short sales in an attempt to protect against declines in an individual security or the overall market, to manage duration, or for such other purposes consistent with the Fund’s investment objective and strategies. Typically, short sales are transactions in which the Fund sells a security it does not own and, at the time a short sale is effected, the Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Fund purchases it for delivery to the lender. The price at such time may be more or less than the price at which the security was sold by the Fund. When a short sale transaction is closed out by delivery of the security, any gain or loss on the transaction generally is taxable as short-term capital gain or loss. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale, and potentially additional margin, will be retained by the broker from whom the security is borrowed, to the extent necessary to meet margin requirements, until the short position is closed out.

Cash and Cash Equivalents–Cash and cash equivalents include deposits held at financial institutions, which are available for the Fund’s use with no restrictions, with original maturities of 90 days or less.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2016.

LVIP PIMCO Low Duration Bond Fund–21

LVIP PIMCO Low Duration Bond Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.50% of the average daily net assets of the Fund.

Pacific Investment Management Company (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2016, costs for these administrative and legal services were as follows:

Administrative	$27,816
Legal	7,651

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $13,352 for the six months ended June 30, 2016.

The Fund offers Standard Class and Service Class shares. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual distribution and/or service fee (“12b-1 Fee”) at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the 12b-1 Fee is limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2016, the Fund had liabilities payable and prepaid expenses to affiliates as follows:

Management fees payable to LIAC	$453,106
Distribution fees payable to LFD	65,161
Prepaid printing and mailing fees to Lincoln Life	328

The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2016, the Fund engaged in securities purchases of $87,636,651 and securities sales of $57,568,442.

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$343,841,101
Purchases of U.S. government securities	3,100,395,636
Sales other than U.S. government securities	322,974,644
Sales of U.S. government securities	3,346,656,168

LVIP PIMCO Low Duration Bond Fund–22

LVIP PIMCO Low Duration Bond Fund

Notes to Financial Statements (continued)

3. Investments (continued)

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,126,496,303

Aggregate unrealized appreciation	$12,552,249
Aggregate unrealized depreciation	(2,608,091)

Net unrealized appreciation	$9,944,158

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

	Level 1	Level 2	Total
Agency Obligations	$—	$6,619,377	$6,619,377
Corporate Bonds	—	849,196,644	849,196,644
Municipal Bonds	—	6,336,246	6,336,246
Non-Agency Asset-Backed Securities	—	89,118,437	89,118,437
Non-Agency Collateralized Mortgage Obligations	—	4,482,935	4,482,935
Non-Agency Commercial Mortgage-Backed Securities	—	49,273,554	49,273,554
Senior Secured Loans	—	14,740,108	14,740,108
Sovereign Bonds	—	28,374,623	28,374,623
U.S. Treasury Obligations	—	73,178,186	73,178,186
Preferred Stock	221,595	—	221,595
Short-Term Investments	—	14,898,756	14,898,756

Total	$221,595	$1,136,218,866	$1,136,440,461

Foreign Currency Exchange Contracts	$—	$230,514	$230,514

Reverse Repurchase Agreements	$(14,282,250)	$—	$(14,282,250)

Futures Contracts	$(2,136,914)	$—	$(2,136,914)

Options Written	$(122,489)	$—	$(122,489)

Swap Contracts	$—	$(182,733)	$(182,733)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP PIMCO Low Duration Bond Fund–23

LVIP PIMCO Low Duration Bond Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/16	Year Ended 12/31/15
Shares sold:
Standard Class	3,807,065	8,480,315
Service Class	14,236,825	23,123,221
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,233,731
Service Class	—	294,459

	18,043,890	33,131,726

Shares redeemed:
Standard Class	(4,628,778)	(8,545,051)
Service Class	(5,382,081)	(5,307,446)

	(10,010,859)	(13,852,497)

Net increase	8,033,031	19,279,229

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it owns that are denominated in foreign currencies. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the futures but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts–During the six months ended June 30, 2016, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; to increase yield during low interest rate environment; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current

LVIP PIMCO Low Duration Bond Fund–24

LVIP PIMCO Low Duration Bond Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.

Transactions in options written during the six months ended June 30, 2016 for the Fund were as follows:

Call Options	Number of contracts	Premiums
Options outstanding at December 31, 2015	2,017	$1,839,845
Options written	195,840,000	256,074
Options expired	(195,840,000)	(256,074)
Options exercised	(2,017)	(1,839,845)

Options outstanding at June 30, 2016	—	$—

Put Options	Number of contracts	Premiums
Options outstanding at December 31, 2015	2,161	$1,209,739
Options written	385,400,549	1,110,414
Options expired	—	—
Options exercised	(360,402,710)	(2,197,664)

Options outstanding at June 30, 2016	25,000,000	$122,489

Swap Contracts–The Fund enters into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.

Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such a swap contract. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities, such as an index. In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterpaty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended June 30, 2016, the Fund entered into CDS contracts as a seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination

LVIP PIMCO Low Duration Bond Fund–25

LVIP PIMCO Low Duration Bond Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

of the agreement. Initial margin and variation margin are posted to counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty.

As disclosed in the footnotes to the Schedule of Investments, at June 30, 2016, the notional value of the protection sold was $2,200,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At June 30, 2016, net unrealized depreciation of the protection sold was $(3,941).

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.

Fair values of derivative instruments as of June 30, 2016 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Currency contracts (Foreign currency exchange contracts)	Unrealized appreciation on foreign currency exchange contracts	$2,091,232	Unrealized depreciation on foreign currency exchange contracts	$(1,860,718)
Interest rate contracts (Options written)	Options written, at value	—	Options written, at value	(122,489)
Interest rate contracts (Futures contracts)	Net unrealized depreciation on futures contracts	781,036	Net unrealized depreciation on futures contracts	(2,917,950)
Credit contracts (Swap contracts)	Unrealized depreciation on credit default swap contracts	—	Unrealized depreciation on credit default swap contracts	(3,941)
Interest rate contracts (Swap contracts)	Unrealized appreciation on interest rate swap contracts	—	Unrealized depreciation on interest rate swap contracts	(103,256)
Interest rate contracts (Swap contracts)	Variation margin due to brokers on centrally cleared interest rate swap contracts	—	Variation margin due to brokers on centrally cleared interest rate swap contracts	(75,536)

Total		$2,872,268		$(5,083,890)

LVIP PIMCO Low Duration Bond Fund–26

LVIP PIMCO Low Duration Bond Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Foreign currency exchange contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(2,155,797)	$(2,258,559)
Currency contracts (Options purchased)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	(82,240)	—
Currency contracts (Options written)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	566,066	(1,180,927)
Interest rate contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(1,569,150)	(3,155,108)
Interest rate contracts (Options purchased)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	(166,760)	108,767
Interest rate contracts (Options written)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	518,139	(34,694)
Credit contracts (Swap contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	504,458	28,075
Interest rate contracts (Swap contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(2,410,552)	1,104,855

Total		$(4,795,836)	$(5,387,591)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2016. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2016.

	Asset Derivative Volume		Liability Derivative Volume
Foreign currency exchange contracts (average cost)	USD	25,300,347	USD	150,357,702
Futures contracts (average notional value)	USD	428,255,379	USD	587,909,933
Options contracts (average notional value)	USD	29,323	USD	1,193,686
CDS contracts (average notional value)*	EUR	—	EUR	3,404,800
CDS contracts (average notional value)*	USD	—	USD	7,262,400
Interest rate swap contracts (average notional value)	CAD	95,744,800	CAD	—
Interest rate swap contracts (average notional value)	MXN	133,256,000	MXN	—
Interest rate swap contracts (average notional value)	USD	313,746,400	USD	—

*Asset represents buying protection and liability represents selling protection.

At June 30, 2016, the Fund posted $5,943,601 in securities as collateral for certain open derivatives. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the counterparty due to any loss on the collateral invested.

In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out), netting including the bankruptcy

LVIP PIMCO Low Duration Bond Fund–27

LVIP PIMCO Low Duration Bond Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

At June 30, 2016, the Fund held the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Bank of America Merrill Lynch	$ 2,644	$ —	$ 2,644
BNP Paribas	409,254	(1,606,559)	(1,197,305)
Credit Suisse First Boston	781,036	(2,917,950)	(2,136,914)
JPMorgan Chase Bank	395,848	(2,752)	393,096

Total	$1,588,782	$(4,527,261)	$(2,938,479)

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Amount[a]
Bank of America Merrill Lynch	$ 2,644	$—	$(2,644)	$—	$ —	$ —
BNP Paribas	(1,197,305)	—	—	—	—	(1,197,305)
Credit Suisse First Boston	(2,136,914)	—	—	—	889,000	(1,247,914)
JPMorgan Chase Bank	393,096	—	—	—	—	393,096

Total	$(2,938,479)	$—	$(2,644)	$—	$889,000	$(2,052,123)

Reverse repurchase agreements

Reverse repurchase transactions are entered into by the Fund under Master Reverse Repurchase Agreements (each, an “MRRA”). which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. With reverse repurchase transactions, typically the Fund and the counterparties are permitted to sell, repledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRRA, the Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRRA counterparty, the Fund is considered unsecured creditors with respect to excess collateral and, as such, the return of excess collateral may be delayed. As of June 30, 2016, the following table is a summary of the Fund’s reverse repurchase agreements by counterparty which are subject to offset under an MRRA:

Counterparty	Reverse Repurchase Agreements	Fair Value of Non Cash Collateral Received	Net Collateral Received	Net Amount[a]
Credit Agricole Corporate & Investment Bank	$(14,282,250)	$14,282,250	$—	$—

aNet amount represents the receivable (payable) that would be due from (to) the counterparty in an event of default.

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

LVIP PIMCO Low Duration Bond Fund–28

LVIP PIMCO Low Duration Bond Fund

Notes to Financial Statements (continued)

6. Credit and Market Risk (continued)

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s or Ba or lower by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A which are determined to be liquid are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A and illiquid securities are identified on the Schedule of Investments.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP PIMCO Low Duration Bond Fund–29

LVIP Select Core Equity Managed Volatility Fund

(formerly LVIP VIP Contrafund®Managed Volatility Portfolio)

    a series of Lincoln Variable

    Insurance Products Trust

Semiannual Report

June 30, 2016

LVIP Select Core Equity Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Select Core Equity Managed Volatility Fund

Disclosure

        OF FUND EXPENSES (unaudited)

For the Period January 1, 2016 to June 30, 2016

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers and reimbursements in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*
Actual
Standard Class Shares	$1,000.00	$993.80	0.10%	$0.50
Service Class Shares	1,000.00	992.10	0.45%	2.23
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,024.37	0.10%	$0.50
Service Class Shares	1,000.00	1,022.63	0.45%	2.26

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all its assets in other investment companies (Underlying Funds). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP Select Core Equity Managed Volatility Fund–1

LVIP Select Core Equity Managed Volatility Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2016

Security Type/Sector	Percentage of Net Assets
Investment Companies	99.26%
Equity Funds	93.85%
Money Market Fund	5.41%
Total Value of Securities	99.26%
Receivables and Other Assets Net of Liabilities	0.74%
Total Net Assets	100.00%

LVIP Select Core Equity Managed Volatility Fund–2

LVIP Select Core Equity Managed Volatility Fund

Statement of Net Assets

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–99.26%
Equity Funds–93.85%
Fidelity® –
XVIP Contrafund® Portfolio	9,569,401	$298,373,916
XVIP Equity-Income Portfolio	6,417,805	129,254,584

		427,628,500

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
Money Market Fund–5.41%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	24,657,811	$24,657,811

		24,657,811

Total Investment Companies (Cost $456,749,388)		452,286,311

TOTAL VALUE OF SECURITIES–99.26% (Cost $456,749,388)	452,286,311
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.74%	3,358,787

NET ASSETS APPLICABLE TO 41,449,555 SHARES OUTSTANDING–100.00%	$455,645,098

NET ASSET VALUE PER SHARE–LVIP SELECT CORE EQUITY MANAGED VOLATILITY FUND STANDARD CLASS ($202,982 / 18,433 Shares)	$11.012

NET ASSET VALUE PER SHARE–LVIP SELECT CORE EQUITY MANAGED VOLATILITY FUND SERVICE CLASS ($455,442,116 / 41,431,122 Shares)	$10.993

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$476,178,898
Accumulated net investment loss	(925,041)
Accumulated net realized loss on investments	(12,020,905)
Net unrealized depreciation of investments and derivatives.	(7,587,854)

Total net assets	$455,645,098

«

Includes $6,054 due to custodian, $369,731 foreign currencies due to broker, $6,801,137 cash collateral held at broker for futures contracts, $8,349 payable for investment companies purchased, $185,934 payable for fund shares redeemed, $161,595 due to manager and affiliates and $5,746 expense reimbursement receivable from Lincoln Investment Advisors Corporation as of June 30, 2016.

X	Initial Class.

The following futures contracts were outstanding at June 30, 2016:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(10)	British Pound Currency	$(833,289)	$(828,000)	9/20/16	$5,289
(814)	E-mini S&P 500 Index	(82,484,006)	(85,071,140)	9/19/16	(2,587,134)
(78)	E-mini S&P MidCap 400 Index	(11,219,358)	(11,645,400)	9/19/16	(426,042)
(19)	Euro Currency	(2,638,819)	(2,638,031)	9/20/16	788
(86)	Euro STOXX 50 Index	(2,653,685)	(2,724,769)	9/19/16	(71,084)
(11)	FTSE 100 Index	(891,844)	(940,495)	9/19/16	(48,651)
(8)	Japanese Yen Currency	(976,187)	(970,700)	9/20/16	5,487
(7)	Nikkei 225 Index (OSE)	(1,052,010)	(1,055,440)	9/9/16	(3,430)

					$(3,124,777)

LVIP Select Core Equity Managed Volatility Fund–3

LVIP Select Core Equity Managed Volatility Fund

Statement of Net Assets (continued)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

OSE–Osaka Securities Exchange

See accompanying notes, which are an integral part of the financial statements.

LVIP Select Core Equity Managed Volatility Fund–4

LVIP Select Core Equity Managed Volatility Fund

Statement of Operations

Six Months Ended June 30, 2016 (unaudited)

LVIP Select Core Equity Managed Volatility Fund Statements of Changes in Net Assets

INVESTMENT INCOME:
Dividends from investment companies	$23,564

EXPENSES:
Management fees	1,548,098
Distribution fees-Service Class	773,023
Accounting and administration expenses	85,845
Reports and statements to shareholders	29,675
Professional fees	15,836
Trustees’ fees and expenses	5,826
Custodian fees	2,570
Consulting fees	2,038
Pricing fees	142
Other	1,758

2,464,811
Less management fees waived	(1,414,598)
Less expenses reimbursed	(56,033)

Total operating expenses	994,180

NET INVESTMENT LOSS	(970,616)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Distributions from investment companies	40,586,893
Sale of investments in investment companies	(39,729,484)
Foreign currencies	4,939
Futures contracts	(4,755,620)

Net realized loss	(3,893,272)

Net change in unrealized appreciation (depreciation) of:
Investments in investment companies	4,121,866
Futures contracts	(1,894,757)

Net change in unrealized appreciation (depreciation)	2,227,109

NET REALIZED AND UNREALIZED LOSS	(1,666,163)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,636,779)

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(970,616)	$2,612,094
Net realized gain (loss)	(3,893,272)	4,400,753
Net change in unrealized appreciation (depreciation)	2,227,109	(30,244,867)

Net decrease in net assets resulting from operations	(2,636,779)	(23,232,020)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(10,512)
Service Class	—	(5,854,824)

	—	(5,865,336)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	176,471	458,931
Service Class	41,309,849	206,292,296
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	10,512
Service Class	—	5,854,824

	41,486,320	212,616,563

Cost of shares redeemed:
Standard Class	(596,316)	(266,384)
Service Class	(26,883,034)	(30,017,728)

	(27,479,350)	(30,284,112)

Increase in net assets derived from capital share transactions	14,006,970	182,332,451

NET INCREASE IN NET ASSETS	11,370,191	153,235,095
NET ASSETS:
Beginning of period	444,274,907	291,039,812

End of period	$455,645,098	$444,274,907

Undistributed (accumulated) net investment income (loss)	$(925,041)	$45,575

See accompanying notes, which are an integral part of the financial statements.

LVIP Select Core Equity Managed Volatility Fund–5

LVIP Select Core Equity Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Select Core Equity Managed Volatility Fund Standard Class
	Six Months Ended 6/30/16[1,2] (unaudited)		Year Ended		5/1/13[3] to 12/31/13
			12/31/15	12/31/14

Net asset value, beginning of period	$11.081		$11.839	$11.459	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.005)		0.119	0.141	0.224
Net realized and unrealized gain (loss)	(0.064)		(0.688)	0.570	1.346

Total from investment operations	(0.069)		(0.569)	0.711	1.570

Less dividends and distributions from:
Net investment income	—		(0.189)	(0.331)	(0.111)

Total dividends and distributions	—		(0.189)	(0.331)	(0.111)

Net asset value, end of period.	$11.012		$11.081	$11.839	$11.459

Total return[5]	(0.62%	)	(4.81% )	6.18%	15.70%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$203		$626	$448	$229
Ratio of expenses to average net assets[6]	0.10%		0.10%	0.10%	0.10%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.76%		0.77%	0.80%	1.24%
Ratio of net investment income (loss) to average net assets	(0.09%	)	1.02%	1.20%	3.09%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.75%	)	0.35%	0.50%	1.95%
Portfolio turnover	32%		7%	6%	2%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. was added as a sub-adviser for the Fund’s volatility management overlay.

[3]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Select Core Equity Managed Volatility Fund–6

LVIP Select Core Equity Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Select Core Equity Managed Volatility Fund Service Class
	Six Months Ended 6/30/16[1,2] (unaudited)		Year Ended		5/1/13[3] to 12/31/13
			12/31/15	12/31/14

Net asset value, beginning of period	$11.082		$11.838	$11.459	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.024)		0.078	0.100	0.202
Net realized and unrealized gain (loss)	(0.065)		(0.686)	0.568	1.342

Total from investment operations	(0.089)		(0.608)	0.668	1.544

Less dividends and distributions from:
Net investment income	—		(0.148)	(0.289)	(0.085)

Total dividends and distributions	—		(0.148)	(0.289)	(0.085)

Net asset value, end of period	$10.993		$11.082	$11.838	$11.459

Total return[5]	(0.80%	)	(5.15% )	5.81%	15.44%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$455,442		$443,649	$290,592	$101,106
Ratio of expenses to average net assets[6]	0.45%		0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	1.11%		1.12%	1.15%	1.59%
Ratio of net investment income (loss) to average net assets	(0.44%	)	0.67%	0.85%	2.74%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(1.10%	)	0.00%	0.15%	1.60%
Portfolio turnover	32%		7%	6%	2%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. was added as a sub-adviser for the Fund’s volatility management overlay.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Select Core Equity Managed Volatility Fund–7

LVIP Select Core Equity Managed Volatility Fund

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Select Core Equity Managed Volatility Fund (formerly LVIP VIP Contrafund® Managed Volatility Portfolio) (“the Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all its assets in other open-end investment companies, primarily the Fidelity® - VIP Contrafund® Portfolio (collectively, the “Underlying Funds”). The Fund is advised by Lincoln Investment Advisors Corporation (“LIAC”). The Fidelity® - VIP Contrafund® Portfolio, which is advised by an unaffiliated adviser, invests primarily in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold is recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax return through the six months ended June 30, 2016 and for the open tax years (years ended December 31, 2013-December 31, 2015), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2016, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate that portion of realized gains and losses on investments resulting from changes in foreign exchange rates from that which is due to changes in market prices. Both types of changes in gain/loss are included with the net realized and unrealized gain on loss on investments. The Fund reports certain foreign currency related transactions as components of realized gain(losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities

LVIP Select Core Equity Managed Volatility Fund–8

LVIP Select Core Equity Managed Volatility Fund

Notes to Financial Statements  (continued)

1. Significant Accounting Policies (continued)

are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2016.

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.70% of the average daily net assets of the Fund. The fee is in addition to the management fees indirectly paid to the investment advisers of the Underlying Funds. LIAC has contractually agreed to waive a portion of its advisory fee. Effective May 1, 2016, the waiver amount is 0.62% of the Fund’s average daily net assets. This agreement will continue through at least April 30, 2017, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC. Prior to May 1, 2016, the waiver amount was 0.65% of the Fund’s average daily net assets.

Effective May 1, 2016, SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for managing the Fund’s volatility management overlay. Prior to May 1, 2016, LIAC was responsible for day-to-day management of the entirety of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.10% of the average daily net assets for the Standard class and 0.45% for the Service class. This agreement will continue through at least April 30, 2017, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2016, costs for these administrative and legal services were as follows:

Administrative	$12,424
Legal	3,198

Lincoln Life also performs daily trading operations. The cost of these services is included in “Accounting and administration expenses” on the Statement of Operations. The Fund reimbursed Lincoln Life for the cost of these services, which amounts to $11,584 for the six months ended June 30, 2016.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and Statements to Shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $25,249 for the six months ended June 30, 2016.

The Fund offers Standard Class and Service Class shares. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or other, an annual distribution and/or service fee (“12b-1 Fee”) at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, where by the 12b-1 Fee is currently 0.35% of the average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because the Underlying Funds have varied expense and fee levels, and the Fund may own different amounts of shares at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2016, the Fund had receivables due from and liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$5,746
Management fees payable to LIAC	30,075
Distribution fees payable to LFD	131,520

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

LVIP Select Core Equity Managed Volatility Fund–9

LVIP Select Core Equity Managed Volatility Fund

Notes to Financial Statements  (continued)

3. Investments

For the six months ended June 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$185,661,501
Sales	135,724,924

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$456,749,388

Aggregate unrealized appreciation	$8,952,787
Aggregate unrealized depreciation	(13,415,864)

Net unrealized depreciation	$(4,463,077)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

Level 1
Investment Companies	$452,286,311

Futures Contracts	$(3,124,777)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Select Core Equity Managed Volatility Fund–10

LVIP Select Core Equity Managed Volatility Fund

Notes to Financial Statements  (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/16	Year Ended 12/31/15
Shares sold:
Standard Class	16,594	41,089
Service Class	3,880,015	17,541,466
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	943
Service Class	—	525,333

	3,896,609	18,108,831

Shares redeemed:
Standard Class	(54,610)	(23,449)
Service Class	(2,483,928)	(2,579,797)

	(2,538,538)	(2,603,246)

Net increase	1,358,071	15,505,585

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2016 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Currency contracts (Futures contracts)	Receivables and other assets net of liabilities	$11,564	Receivables and other assets net of liabilities	$—
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(3,136,341)

Total		$11,564		$(3,136,341)

LVIP Select Core Equity Managed Volatility Fund–11

LVIP Select Core Equity Managed Volatility Fund

Notes to Financial Statements  (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(167,927)	$(15,481)
Equity contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(4,587,693)	(1,879,276)

Total		$(4,755,620)	$(1,894,757)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2016. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2016.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (Average notional value)	$9,756,169	$70,147,657

6. Market Risk

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no additional material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Select Core Equity Managed Volatility Fund–12

LVIP Select Core Equity Managed Volatility Fund

Other Fund Information (unaudited)

Approval of Subadvisory Agreement

On January 6, 2016, the Board of Trustees of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things the approval of the sub-advisory agreement with SSGA Funds Management, Inc. (“SSGA FM”) (the “Sub-Advisory Agreement”) for the Fund. The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC, The Lincoln National Life Insurance Company (“Lincoln Life”) and SSGA FM prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to approval of investment sub-advisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LIAC, Lincoln Life and SSGA FM provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including in-person presentations by representatives of SSGA FM, information about proposed sub-advisory fees and compliance and regulatory matters. The Board noted that SSGA FM provided sub-advisory services to other funds in the Trust. After reviewing the information received, the Independent Trustees requested supplemental information, and LIAC and SSGA FM provided materials in response. The Board determined that, given the totality of the information provided with respect to the Sub-Advisory Agreement, the Board had received sufficient information to approve the Sub-Advisory Agreement. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and employees of Lincoln Life, LIAC and SSGA FM to consider the approval of the Sub-Advisory Agreement.

Based upon its review, the Board concluded that it was in the best interests of the Fund that the Sub-Advisory Agreement be approved for the Fund. In considering the approval of the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Nature, Extent and Quality of Services. In considering the approval of the Sub-Advisory Agreement between LIAC and SSGA FM with respect to the Funds, the Board considered the nature, extent and quality of services to be provided by SSGA FM under the Sub-Advisory Agreement. The Board considered that SSGA FM provided sub-advisory services to other funds in the Trust and that the Board had reviewed extensive information provided by SSGA FM in connection with the annual contract renewal process most recently concluded in September 2015. The Board noted that State Street Global Advisors (“SSGA”), an affiliate of SSGA FM, has served as a consultant to LIAC with respect to the managed volatility overlay for the Fund and that LIAC proposed to delegate the responsibility of managing the Fund’s managed volatility overlay to SSGA FM as sub-adviser. The Board considered the criteria provided by LIAC in recommending SSGA FM be appointed a sub-adviser for the Fund’s managed volatility overlay, including historical modeling and noted that the Board was familiar with the managed volatility overlay services provided by SSGA as a consultant to LIAC with respect to the Fund. The Board reviewed the services to be provided by SSGA FM, the backgrounds of the investment professionals proposed to service the Fund, SSGA’s consulting work for LIAC with respect to the managed volatility overlay for the Fund and the reputation, resources and investment approach of SSGA FM. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board concluded that the services to be provided by SSGA FM were expected to be satisfactory.

Performance. With respect to performance, the Board considered that SSGA has served as a risk management consultant to LIAC with respect to the managed volatility overlay for the Fund and that the Board received quarterly performance information from LIAC and also from Morningstar, Inc. as part of the annual contract renewal process. The Board concluded that the services to be provided by SSGA FM were expected to be acceptable.

Sub-Advisory Fee and Economies of Scale. The Board reviewed the proposed sub-advisory fee schedule and noted SSGA FM’s statement that it does not sub-advise any portfolios with similar investment objectives. The Board considered that the sub-advisory fee schedule was negotiated between LIAC and SSGA FM, an unaffiliated third party and that LIAC would compensate SSGA FM from its fees. The Board concluded that the proposed sub-advisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered that the sub-advisory fee schedule was negotiated between LIAC and SSGA FM, an unaffiliated third party, and that LIAC would compensate SSGA FM from its fees. The Board reviewed materials provided by SSGA FM as to any additional benefits it receives and noted that SSGA FM indicated that it indirectly benefits from association with the Fund in the marketplace.

Overall Conclusions

Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Sub-Advisory Agreement are fair and reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the Fund.

LVIP Select Core Equity Managed Volatility Fund–13

LVIP SSGA Index Allocation Funds

LVIP SSGA Conservative Index Allocation Fund

LVIP SSGA Moderate Index Allocation Fund

LVIP SSGA Moderately Aggressive Index Allocation Fund

LVIP SSGA Structured Allocation Funds

LVIP SSGA Conservative Structured Allocation Fund

LVIP SSGA Moderate Structured Allocation Fund

LVIP SSGA Moderately Aggressive Structured Allocation Fund

each a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2016

LVIP SSGA Allocation Funds

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Funds’ proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Allocation Funds

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2016 to June 30, 2016

Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of a Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect fee waivers and reimbursements in effect.

LVIP SSGA Conservative Index Allocation Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*
Actual
Standard Class Shares	$1,000.00	$1,038.90	0.20%	$1.01
Service Class Shares	1,000.00	1,037.60	0.45%	2.28
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.87	0.20%	$1.01
Service Class Shares	1,000.00	1,022.63	0.45%	2.26

LVIP SSGA Moderate Index Allocation Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*
Actual
Standard Class Shares	$1,000.00	$1,033.20	0.19%	$0.96
Service Class Shares	1,000.00	1,031.80	0.44%	2.22
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.92	0.19%	$0.96
Service Class Shares	1,000.00	1,022.68	0.44%	2.21

LVIP SSGA Moderately Aggressive Index Allocation Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*
Actual
Standard Class Shares	$1,000.00	$1,031.20	0.19%	$0.96
Service Class Shares	1,000.00	1,029.90	0.44%	2.22
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.92	0.19%	$0.96
Service Class Shares	1,000.00	1,022.68	0.44%	2.21

LVIP SSGA Allocation Funds–1

LVIP SSGA Allocation Funds

Disclosure

OF FUND EXPENSES (continued)

LVIP SSGA Conservative Structured

Allocation Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*
Actual
Standard Class Shares	$1,000.00	$1,039.80	0.20%	$1.01
Service Class Shares	1,000.00	1,038.40	0.45%	2.28
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.87	0.20%	$1.01
Service Class Shares	1,000.00	1,022.63	0.45%	2.26

LVIP SSGA Moderate Structured Allocation Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*
Actual
Standard Class Shares	$1,000.00	$1,034.50	0.18%	$0.91
Service Class Shares	1,000.00	1,033.20	0.43%	2.17
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.97	0.18%	$0.91
Service Class Shares	1,000.00	1,022.73	0.43%	2.16

LVIP SSGA Moderately Aggressive Structured

Allocation Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*
Actual
Standard Class Shares	$1,000.00	$1,032.10	0.18%	$0.91
Service Class Shares	1,000.00	1,030.80	0.43%	2.17
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.97	0.18%	$0.91
Service Class Shares	1,000.00	1,022.73	0.43%	2.16

*“Expenses Paid During Period” are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Each Fund operates under a fund of funds structure. Each Fund invests significantly all of its assets in other investment companies, including exchange-traded funds (collectively, the Underlying Funds). In addition to the Funds’ expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP SSGA Allocation Funds–2

LVIP SSGA Index Allocation Funds

Security Type/Sector Allocations (unaudited)

As of June 30, 2016

LVIP SSGA Conservative Index Allocation Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	85.93%
Equity Funds	21.81%
Fixed Income Fund	50.56%
International Equity Fund	13.56%
Unaffiliated Investment Companies	14.09%
Fixed Income Fund	10.09%
International Equity Fund	4.00%
Total Value of Securities	100.02%
Liabilities Net of Receivables and Other Assets	(0.02%)
Total Net Assets	100.00%

LVIP SSGA Moderate Index Allocation Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	83.78%
Equity Funds	33.84%
Fixed Income Fund	30.48%
International Equity Fund	19.46%
Unaffiliated Investment Companies	16.17%
Fixed Income Fund	10.14%
International Equity Fund	6.02%
Money Market Fund	0.01%
Total Value of Securities	99.95%
Receivables and Other Assets Net of Liabilities	0.05%
Total Net Assets	100.00%

LVIP SSGA Moderately Aggressive Index Allocation Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	84.89%
Equity Funds	37.94%
Fixed Income Fund	25.47%
International Equity Fund	21.48%
Unaffiliated Investment Companies	15.27%
Fixed Income Fund	5.09%
International Equity Fund	10.07%
Money Market Fund	0.11%
Total Value of Securities	100.16%
Liabilities Net of Receivables and Other Assets	(0.16%)
Total Net Assets	100.00%

LVIP SSGA Allocation Funds–3

LVIP SSGA Structured Allocation Funds

Security Type/Sector Allocations (continued)

As of June 30, 2016

LVIP SSGA Conservative Structured

Allocation Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	89.94%
Equity Funds	21.70%
Fixed Income Fund	50.68%
International Equity Funds	17.56%
Unaffiliated Investment Companies	10.14%
Fixed Income Fund	10.13%
Money Market Fund	0.01%
Total Value of Securities	100.08%
Liabilities Net of Receivables and Other Assets	(0.08%)
Total Net Assets	100.00%

LVIP SSGA Moderate Structured Allocation Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	100.06%
Equity Funds	33.75%
Fixed Income Funds	40.77%
International Equity Funds	25.54%
Total Value of Securities	100.06%
Liabilities Net of Receivables and Other Assets	(0.06%)
Total Net Assets	100.00%

LVIP SSGA Moderately Aggressive Structured

Allocation Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	94.92%
Equity Funds	37.77%
Fixed Income Fund	25.54%
International Equity Funds	31.61%
Unaffiliated Investment Companies	5.13%
Fixed Income Fund	5.10%
Money Market Fund	0.03%
Total Value of Securities	100.05%
Liabilities Net of Receivables and Other Assets	(0.05%)
Total Net Assets	100.00%

LVIP SSGA Allocation Funds–4

LVIP SSGA Conservative Index Allocation Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–85.93%
Equity Funds–21.81%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Mid-Cap Index Fund	268,036	$2,796,147
LVIP SSGA S&P 500 Index Fund	1,070,600	15,982,980
LVIP SSGA Small-Cap Index Fund	73,549	1,847,480

		20,626,607

Fixed Income Fund–50.56%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Bond Index Fund	4,070,742	47,802,727

		47,802,727

International Equity Fund–13.56%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA International Index Fund	1,593,900	12,818,143

		12,818,143

Total Affiliated Investment Companies (Cost $72,348,880)		81,247,477

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–14.09%
Fixed Income Fund–10.09%
SPDR® Barclays TIPS ETF	164,147	$9,545,148

		9,545,148

International Equity Fund–4.00%
iShares Core MSCI Emerging Markets ETF	90,335	3,778,713

		3,778,713

Total Unaffiliated Investment Companies (Cost $13,177,835)		13,323,861

TOTAL VALUE OF SECURITIES–100.02% (Cost $85,526,715)	94,571,338
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.02%)	(22,598)

NET ASSETS APPLICABLE TO 7,671,670 SHARES OUTSTANDING–100.00%	$94,548,740

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Allocation Funds–5

LVIP SSGA Moderate Index Allocation Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–83.78%
Equity Funds–33.84%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Mid-Cap Index Fund	1,564,020	$16,315,855
LVIP SSGA S&P 500 Index Fund	4,409,451	65,828,695
LVIP SSGA Small-Cap Index Fund	429,184	10,780,670

		92,925,220

Fixed Income Fund–30.48%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Bond Index Fund	7,125,410	83,673,688

		83,673,688

International Equity Fund–19.46%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA International Index Fund	6,642,811	53,421,488

		53,421,488

Total Affiliated Investment Companies (Cost $200,204,933)		230,020,396

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–16.17%
Fixed Income Fund–10.14%
SPDR® Barclays TIPS ETF	478,759	$27,839,836

		27,839,836

International Equity Fund–6.02%
iShares Core MSCI Emerging Markets ETF	395,209	16,531,592

		16,531,592

Money Market Fund–0.01%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	15,238	15,238

		15,238

Total Unaffiliated Investment Companies (Cost $45,415,630)		44,386,666

TOTAL VALUE OF SECURITIES–99.95% (Cost $245,620,563)	274,407,062
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.05%	147,628

NET ASSETS APPLICABLE TO 20,942,860 SHARES OUTSTANDING–100.00%	$274,554,690

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Allocation Funds–6

LVIP SSGA Moderately Aggressive Index Allocation Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–84.89%
Equity Funds–37.94%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Mid-Cap Index Fund	1,689,912	$17,629,165
LVIP SSGA S&P 500 Index Fund	4,423,800	66,042,911
LVIP SSGA Small-Cap Index Fund	496,863	12,480,692

		96,152,768

Fixed Income Fund–25.47%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Bond Index Fund	5,498,190	64,565,251

		64,565,251

International Equity Fund–21.48%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA International Index Fund	6,768,088	54,428,964

		54,428,964

Total Affiliated Investment Companies (Cost $185,528,792)		215,146,983

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–15.27%
Fixed Income Fund–5.09%
SPDR® Barclays TIPS ETF	221,708	$12,892,320

		12,892,320

International Equity Fund–10.07%
iShares Core MSCI Emerging Markets ETF	610,165	25,523,202

		25,523,202

Money Market Fund–0.11%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	273,220	273,220

		273,220

Total Unaffiliated Investment Companies (Cost $41,305,451)		38,688,742

TOTAL VALUE OF SECURITIES–100.16% (Cost $226,834,243)	253,835,725
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.16%)	(400,499)

NET ASSETS APPLICABLE TO 19,186,672 SHARES OUTSTANDING–100.00%	$253,435,226

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Allocation Funds–7

LVIP SSGA Conservative Structured Allocation Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–89.94%
Equity Funds–21.70%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Large Cap 100 Fund	1,190,861	$15,986,123
LVIP SSGA Mid-Cap Index Fund	385,400	4,020,490
LVIP SSGA S&P 500 Index Fund	1,086,664	16,222,805
LVIP SSGA Small-Cap Index Fund	158,629	3,984,598
LVIP SSGA Small-Mid Cap 200 Fund	313,641	3,949,677

		44,163,693

Fixed Income Fund–50.68%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Bond Index Fund	8,781,827	103,125,000

		103,125,000

International Equity Funds–17.56%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Developed International 150 Fund	1,839,013	13,708,006
LVIP SSGA Emerging Markets 100 Fund	1,055,953	8,212,149
LVIP SSGA International Index Fund	1,718,589	13,820,890

		35,741,045

Total Affiliated Investment Companies (Cost $166,990,641)		183,029,738

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–10.14%
Fixed Income Fund–10.13%
SPDR® Barclays TIPS ETF	354,561	$20,617,722

		20,617,722

Money Market Fund–0.01%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	19,109	19,109

		19,109

Total Unaffiliated Investment Companies (Cost $19,541,233)		20,636,831

TOTAL VALUE OF SECURITIES–100.08% (Cost $186,531,874)	203,666,569
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(162,773)

NET ASSETS APPLICABLE TO 17,395,995 SHARES OUTSTANDING–100.00%	$203,503,796

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Allocation Funds–8

LVIP SSGA Moderate Structured Allocation Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–100.06%
Equity Funds–33.75%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Large Cap 100 Fund	7,650,849	$102,704,996
LVIP SSGA Mid-Cap Index Fund	3,301,393	34,440,128
LVIP SSGA S&P 500 Index Fund	6,981,060	104,220,246
LVIP SSGA Small-Cap Index Fund	1,019,157	25,600,216
LVIP SSGA Small-Mid Cap 200 Fund	2,015,150	25,376,778

		292,342,364

Fixed Income Funds–40.77%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Bond Index Fund	22,564,611	264,976,225
SPDR® Barclays TIPS ETF	1,516,247	88,169,763

		353,145,988

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds–25.54%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Developed International 150 Fund	11,252,583	$83,876,755
LVIP SSGA Emerging Markets 100 Fund	6,783,758	52,757,287
LVIP SSGA International Index Fund	10,515,767	84,567,798

		221,201,840

Total Affiliated Investment Companies (Cost $798,208,469)		866,690,192

TOTAL VALUE OF SECURITIES–100.06% (Cost $798,208,469)	866,690,192
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(555,805)

NET ASSETS APPLICABLE TO 70,677,518 SHARES OUTSTANDING–100.00%	$866,134,387

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Allocation Funds–9

LVIP SSGA Moderately Aggressive Structured Allocation Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–94.92%
Equity Funds–37.77%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Large Cap 100 Fund	4,477,876	$60,111,003
LVIP SSGA Mid-Cap Index Fund	1,783,617	18,606,690
LVIP SSGA S&P 500 Index Fund	4,085,560	60,993,326
LVIP SSGA Small-Cap Index Fund	734,167	18,441,548
LVIP SSGA Small-Mid Cap 200 Fund	1,451,712	18,281,414

		176,433,981

Fixed Income Fund–25.54%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Bond Index Fund	10,156,586	119,268,788

		119,268,788

International Equity Funds–31.61%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Developed International 150 Fund	6,688,289	49,854,509
LVIP SSGA Emerging Markets 100 Fund	6,108,474	47,505,606
LVIP SSGA International Index Fund	6,250,289	50,264,821

		147,624,936

Total Affiliated Investment Companies (Cost $405,201,022)		443,327,705

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–5.13%
Fixed Income Fund–5.10%
SPDR® Barclays TIPS ETF	409,554	$23,815,565

		23,815,565

Money Market Fund–0.03%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	122,858	122,858

		122,858

Total Unaffiliated Investment Companies (Cost $22,793,935)		23,938,423

TOTAL VALUE OF SECURITIES–100.05% (Cost $427,994,957)	467,266,128
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(226,544)

NET ASSETS APPLICABLE TO 37,650,414 SHARES OUTSTANDING–100.00%	$467,039,584

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Allocation Funds–10

LVIP SSGA Allocation Funds

Statements of Assets and Liabilities

June 30, 2016 (unaudited)

	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
ASSETS:
Investments in affiliated investment companies, at value	$81,247,477	$230,020,396	$215,146,983	$183,029,738	$866,690,192	$443,327,705
Investments in unaffiliated investment companies, at value	13,323,861	44,386,666	38,688,742	20,636,831	—	23,938,423

Total investments, at value	94,571,338	274,407,062	253,835,725	203,666,569	866,690,192	467,266,128
Receivable for fund shares sold	30,102	287,045	23,156	7,202	74,632	212,109
Receivable for investment companies shares sold	4,052	34,593	—	7,756	174,809	521
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	2,126	—	—	—	—	—
Dividends receivable from investment companies	11	21	29	17	20	22
Cash	—	13	35	29	—	2
Prepaid printing and mailing fees to Lincoln Life	61	203	155	44	528	267

TOTAL ASSETS	94,607,690	274,728,937	253,859,100	203,681,617	866,940,181	467,479,049

LIABILITIES:
Due to manager and affiliates	27,342	77,077	65,910	64,095	271,224	142,585
Accrued expenses payable	15,699	16,657	16,592	17,388	19,250	17,741
Payable for fund shares redeemed	11,844	30,587	68,284	69,473	340,522	155,761
Cash overdraft	4,065	—	—	—	174,798	—
Payable for investment companies shares purchased	—	49,926	273,088	26,865	—	123,378

TOTAL LIABILITIES	58,950	174,247	423,874	177,821	805,794	439,465

TOTAL NET ASSETS	$94,548,740	$274,554,690	$253,435,226	$203,503,796	$866,134,387	$467,039,584

Investments in affiliated investment companies, at cost	$72,348,880	$200,204,933	$185,528,792	$166,990,641	$798,208,469	$405,201,022
Investments in unaffiliated investment companies, at cost	13,177,835	45,415,630	41,305,451	19,541,233	—	22,793,935

Total investments, at cost	$85,526,715	$245,620,563	$226,834,243	$186,531,874	$798,208,469	$427,994,957

Standard Class:
Net Assets	$17,061,590	$60,536,324	$80,574,438	$11,917,995	$60,330,856	$47,256,467
Shares Outstanding	1,382,848	4,612,665	6,089,100	1,017,490	4,916,070	3,804,157
Net Asset Value Per Share	$12.338	$13.124	$13.233	$11.713	$12.272	$12.422

Service Class:
Net Assets	$77,487,150	$214,018,366	$172,860,788	$191,585,801	$805,803,531	$419,783,117
Shares Outstanding	6,288,822	16,330,195	13,097,572	16,378,505	65,761,448	33,846,257
Net Asset Value Per Share	$12.321	$13.106	$13.198	$11.697	$12.253	$12.403

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$86,904,874	$246,961,116	$227,375,226	$188,412,292	$796,632,303	$432,634,592
Accumulated net investment loss	(114,035)	(249,903)	(157,016)	(348,204)	(1,403,084)	(834,397)
Accumulated net realized gain (loss) on investments	(1,286,722)	(943,022)	(784,466)	(1,694,987)	2,423,445	(4,031,782)
Net unrealized appreciation of investments	9,044,623	28,786,499	27,001,482	17,134,695	68,481,723	39,271,171

TOTAL NET ASSETS	$94,548,740	$274,554,690	$253,435,226	$203,503,796	$866,134,387	$467,039,584

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Allocation Funds–11

LVIP SSGA Allocation Funds

Statements of Operations

Six Months Ended June 30, 2016 (unaudited)

	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
INVESTMENT INCOME:
Dividends from unaffiliated investment companies	$60,449	$224,925	$266,447	$56,045	$146	$63,680
Dividends from affiliated investment companies	—	—	—	—	237,879	—

	60,449	224,925	266,447	56,045	238,025	63,680

EXPENSES:
Management fees	112,797	325,053	297,190	243,803	1,055,275	564,777
Distribution expenses-Service Class	93,817	256,906	207,212	231,520	987,325	513,266
Accounting and administration expenses	18,793	25,744	24,858	23,172	50,382	33,875
Professional fees	11,133	13,541	12,788	12,558	20,099	15,186
Reports and statements to shareholders	2,812	5,836	5,241	4,937	25,698	9,378
Custodian fees	1,250	2,272	2,372	3,037	6,971	4,689
Trustees’ fees and expenses	1,195	3,362	3,068	2,579	11,201	5,971
Consulting fees	885	936	928	896	1,058	974
Pricing fees	10	20	20	16	56	33
Other	232	694	653	684	3,253	1,583

	242,924	634,364	554,330	523,202	2,161,318	1,149,732
Less management fees waived	(45,119)	(130,021)	(118,876)	(97,521)	(422,110)	(225,911)
Less expenses reimbursed	(13,751)	—	—	—	—	—

Total operating expenses	184,054	504,343	435,454	425,681	1,739,208	923,821

NET INVESTMENT LOSS	(123,605)	(279,418)	(169,007)	(369,636)	(1,501,183)	(860,141)

NET REALIZED AND UNREALIZED LOSS:
Net realized loss from:
Sale of investments in affiliated investment companies	(172,095)	(594,309)	(628,127)	(753,457)	(3,114,047)	(2,517,666)
Sale of investments in unaffiliated investment companies	(134,075)	(361,086)	(427,302)	(43,456)	—	(76,778)

Net realized loss	(306,170)	(955,395)	(1,055,429)	(796,913)	(3,114,047)	(2,594,444)

Net change in unrealized appreciation (depreciation) of:
Investments in affiliated investment companies	3,176,364	6,761,319	5,962,081	7,309,628	32,568,905	15,781,634
Investments in unaffiliated investment companies	959,385	2,979,187	2,670,721	1,275,270	—	1,519,858

Net change in unrealized appreciation (depreciation)	4,135,749	9,740,506	8,632,802	8,584,898	32,568,905	17,301,492

NET REALIZED AND UNREALIZED GAIN	3,829,579	8,785,111	7,577,373	7,787,985	29,454,858	14,707,048

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,705,974	$8,505,693	$7,408,366	$7,418,349	$27,953,675	$13,846,907

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Allocation Funds–12

LVIP SSGA Allocation Funds

Statements of Changes in Net Assets

	LVIP SSGA Conservative Index Allocation Fund		LVIP SSGA Moderate Index Allocation Fund		LVIP SSGA Moderately Aggressive Index Allocation Fund
	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(123,605)	$1,426,251	$(279,418)	$4,107,820	$(169,007)	$3,937,995
Net realized gain (loss)	(306,170)	504,508	(955,395)	2,750,706	(1,055,429)	3,044,486
Net change in unrealized appreciation (depreciation)	4,135,749	(2,961,143)	9,740,506	(11,547,413)	8,632,802	(12,566,844)

Net increase (decrease) in net assets resulting from operations	3,705,974	(1,030,384)	8,505,693	(4,688,887)	7,408,366	(5,584,363)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(281,441)	—	(941,845)	—	(1,265,651)
Service Class	—	(1,255,912)	—	(3,263,775)	—	(2,796,163)
Net realized gain:
Standard Class	—	(20,911)	—	(96,106)	—	(123,198)
Service Class	—	(103,714)	—	(419,477)	—	(343,335)

	—	(1,661,978)	—	(4,721,203)	—	(4,528,347)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,298,296	4,037,996	9,265,363	27,676,289	13,341,658	29,431,927
Service Class	15,666,483	22,564,819	16,259,707	34,961,273	12,523,302	29,034,847
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	302,352	—	1,037,951	—	1,388,849
Service Class	—	1,359,626	—	3,683,252	—	3,139,498

	18,964,779	28,264,793	25,525,070	67,358,765	25,864,960	62,995,121

Cost of shares redeemed:
Standard Class	(535,182)	(1,801,710)	(2,562,384)	(6,653,806)	(1,873,072)	(3,642,983)
Service Class	(10,836,550)	(18,044,377)	(16,302,945)	(30,340,560)	(13,519,171)	(32,640,738)

	(11,371,732)	(19,846,087)	(18,865,329)	(36,994,366)	(15,392,243)	(36,283,721)

Increase in net assets derived from capital share transactions	7,593,047	8,418,706	6,659,741	30,364,399	10,472,717	26,711,400

NET INCREASE IN NET ASSETS	11,299,021	5,726,344	15,165,434	20,954,309	17,881,083	16,598,690
NET ASSETS:
Beginning of period	83,249,719	77,523,375	259,389,256	238,434,947	235,554,143	218,955,453

End of period	$94,548,740	$83,249,719	$274,554,690	$259,389,256	$253,435,226	$235,554,143

Undistributed (accumulated) net investment income (loss)	$(114,035)	$9,570	$(249,903)	$29,515	$(157,016)	$11,991

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Allocation Funds–13

LVIP SSGA Allocation Funds

Statements of Changes in Net Assets (continued)

	LVIP SSGA Conservative Structured Allocation Fund		LVIP SSGA Moderate Structured Allocation Fund		LVIP SSGA Moderately Aggressive Structured Allocation Fund
	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(369,636)	$3,776,774	$(1,501,183)	$16,665,249	$(860,141)	$9,960,112
Net realized gain (loss)	(796,913)	5,200,096	(3,114,047)	31,702,681	(2,594,444)	17,985,351
Net change in unrealized appreciation (depreciation)	8,584,898	(13,034,605)	32,568,905	(73,497,372)	17,301,492	(45,628,583)

Net increase (decrease) in net assets resulting from operations	7,418,349	(4,057,735)	27,953,675	(25,129,442)	13,846,907	(17,683,120)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(243,877)	—	(1,529,134)	—	(1,209,215)
Service Class	—	(4,520,781)	—	(21,663,265)	—	(12,698,301)
Net realized gain:
Standard Class	—	(56,041)	—	(357,108)	—	(154,273)
Service Class	—	(1,359,057)	—	(5,834,799)	—	(1,964,478)

	—	(6,179,756)	—	(29,384,306)	—	(16,026,267)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,147,322	3,145,749	8,964,330	18,110,051	10,971,170	14,972,616
Service Class	16,465,706	32,575,664	31,055,571	67,913,006	14,923,906	43,634,697
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	299,918	—	1,886,242	—	1,363,488
Service Class	—	5,879,838	—	27,498,064	—	14,662,779

	19,613,028	41,901,169	40,019,901	115,407,363	25,895,076	74,633,580

Cost of shares redeemed:
Standard Class	(709,551)	(1,941,762)	(2,544,502)	(4,218,298)	(2,602,903)	(4,289,888)
Service Class	(17,987,686)	(44,828,388)	(56,643,494)	(125,883,285)	(32,610,830)	(53,458,336)

	(18,697,237)	(46,770,150)	(59,187,996)	(130,101,583)	(35,213,733)	(57,748,224)

Increase (decrease) in net assets derived from capital share transactions	915,791	(4,868,981)	(19,168,095)	(14,694,220)	(9,318,657)	16,885,356

NET INCREASE (DECREASE) IN NET ASSETS	8,334,140	(15,106,472)	8,785,580	(69,207,968)	4,528,250	(16,824,031)
NET ASSETS:
Beginning of period	195,169,656	210,276,128	857,348,807	926,556,775	462,511,334	479,335,365

End of period	$203,503,796	$195,169,656	$866,134,387	$857,348,807	$467,039,584	$462,511,334

Undistributed (accumulated) net investment income (loss)	$(348,204)	$21,432	$(1,403,084)	$98,099	$(834,397)	$25,744

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Allocation Funds–14

LVIP SSGA Conservative Index Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA Conservative Index Allocation Fund Standard Class
	Six Months Ended 6/30/16[1]		Year ended
	(unaudited)		12/31/15	12/31/14	12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$11.876		$12.260	$11.996	$11.404	$10.751	$10.520

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.004)		0.244	0.225	0.188	0.244	0.421
Net realized and unrealized gain (loss)	0.466		(0.359)	0.342	0.587	0.730	(0.137)

Total from investment operations	0.462		(0.115)	0.567	0.775	0.974	0.284

Less dividends and distributions from:
Net investment income	—		(0.250)	(0.223)	(0.183)	(0.317)	(0.053)
Net realized gain	—		(0.019)	(0.080)	—	(0.004)	— [3]

Total dividends and distributions	—		(0.269)	(0.303)	(0.183)	(0.321)	(0.053)

Net asset value, end of period	$12.338		$11.876	$12.260	$11.996	$11.404	$10.751

Total return[4]	3.89%		(0.94% )	4.73%	6.80%	9.10%	2.69%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$17,062		$13,664	$11,603	$7,043	$1,649	$149
Ratio of expenses to average net assets[5]	0.20%		0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.33%		0.33%	0.34%	0.38%	0.43%	0.76%
Ratio of net investment income (loss) to average net assets	(0.07%	)	1.97%	1.82%	1.59%	2.16%	3.94%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.20%	)	1.84%	1.68%	1.41%	1.92%	3.38%
Portfolio turnover	11%		22%	16%	39%	25%	35%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Net realized gain distribution of $1 was made which calculated to de minimus amount of $0.000 per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Allocation Funds–15

LVIP SSGA Conservative Index Allocation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA Conservative Index Allocation Fund Service Class
	Six Months Ended 6/30/16[1]		Year Ended
	(unaudited)		12/31/15	12/31/14	12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$11.875		$12.258	$11.995	$11.404	$10.754	$10.511

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.019)		0.213	0.194	0.157	0.215	0.395
Net realized and unrealized gain (loss)	0.465		(0.358)	0.341	0.588	0.730	(0.138)

Total from investment operations	0.446		(0.145)	0.535	0.745	0.945	0.257

Less dividends and distributions from:
Net investment income	—		(0.219)	(0.192)	(0.154)	(0.291)	(0.014)
Net realized gain	—		(0.019)	(0.080)	—	(0.004)	— [3]

Total dividends and distributions	—		(0.238)	(0.272)	(0.154)	(0.295)	(0.014)

Net asset value, end of period	$12.321		$11.875	$12.258	$11.995	$11.404	$10.754

Total return[4]	3.76%		(1.19% )	4.46%	6.53%	8.82%	2.44%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$77,487		$69,586	$65,920	$61,760	$59,305	$33,839
Ratio of expenses to average net assets[5]	0.45%		0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.58%		0.58%	0.59%	0.63%	0.68%	1.01%
Ratio of net investment income (loss) to average net assets	(0.32%	)	1.72%	1.57%	1.34%	1.91%	3.69%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.45%	)	1.59%	1.43%	1.16%	1.67%	3.13%
Portfolio turnover	11%		22%	16%	39%	25%	35%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Net realized gain distribution of $235 was made which calculated to de minimus amount of $0.000 per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Allocation Funds–16

LVIP SSGA Moderate Index Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA Moderate Index Allocation Fund Standard Class
	Six Months Ended 6/30/16[1]		Year Ended
	(unaudited)		12/31/15	12/31/14	12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$12.703		$13.159	$12.905	$11.638	$10.664	$10.735

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.001)		0.246	0.251	0.190	0.215	0.321
Net realized and unrealized gain (loss)	0.422		(0.440)	0.319	1.260	1.029	(0.346)

Total from investment operations	0.421		(0.194)	0.570	1.450	1.244	(0.025)

Less dividends and distributions from:
Net investment income	—		(0.236)	(0.272)	(0.183)	(0.264)	(0.046)
Net realized gain	—		(0.026)	(0.044)	—	(0.006)	— [3]

Total dividends and distributions	—		(0.262)	(0.316)	(0.183)	(0.270)	(0.046)

Net asset value, end of period	$13.124		$12.703	$13.159	$12.905	$11.638	$10.664

Total return[4]	3.32%		(1.48% )	4.41%	12.47%	11.70%	(0.23% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$60,536		$51,915	$32,003	$11,835	$2,641	$1,158
Ratio of expenses to average net assets[5]	0.19%		0.19%	0.19%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.29%		0.29%	0.29%	0.31%	0.34%	0.47%
Ratio of net investment income (loss) to average net assets	(0.02%	)	1.85%	1.88%	1.53%	1.89%	2.97%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.12%	)	1.75%	1.78%	1.42%	1.75%	2.70%
Portfolio turnover	6%		17%	9%	20%	21%	11%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Net realized gain distribution of $10 was made which calculated to de minimus amount of $0.000 per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Allocation Funds–17

LVIP SSGA Moderate Index Allocation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA Moderate Index Allocation Fund Service Class
	Six Months Ended 6/30/16[1]		Year Ended
	(unaudited)		12/31/15	12/31/14	12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$12.702		$13.156	$12.903	$11.638	$10.666	$10.724

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.017)		0.213	0.216	0.158	0.186	0.292
Net realized and unrealized gain (loss)	0.421		(0.438)	0.320	1.259	1.029	(0.344)

Total from investment operations	0.404		(0.225)	0.536	1.417	1.215	(0.052)

Less dividends and distributions from:
Net investment income	—		(0.203)	(0.239)	(0.152)	(0.237)	(0.006)
Net realized gain	—		(0.026)	(0.044)	—	(0.006)	— [3]

Total dividends and distributions	—		(0.229)	(0.283)	(0.152)	(0.243)	(0.006)

Net asset value, end of period	$13.106		$12.702	$13.156	$12.903	$11.638	$10.666

Total return[4]	3.18%		(1.71% )	4.15%	12.18%	11.43%	(0.48% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$214,019		$207,474	$206,432	$187,311	$145,027	$74,204
Ratio of expenses to average net assets[5]	0.44%		0.44%	0.44%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.54%		0.54%	0.54%	0.56%	0.59%	0.72%
Ratio of net investment income (loss) to average net assets	(0.27%	)	1.60%	1.63%	1.28%	1.64%	2.72%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.37%	)	1.50%	1.53%	1.17%	1.50%	2.45%
Portfolio turnover	6%		17%	9%	20%	21%	11%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Net realized gain distribution of $743 was made which calculated to de minimus amount of $0.000 per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Allocation Funds–18

LVIP SSGA Moderately Aggressive Index Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA Moderately Aggressive Index Allocation Fund Standard Class
	Six Months Ended 6/30/16[1]	Year Ended
	(unaudited)	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$12.833	$13.380	$13.192	$11.654	$10.584	$10.875

Income (loss) from investment operations:
Net investment income[2]	0.002	0.258	0.259	0.197	0.207	0.284
Net realized and unrealized gain (loss)	0.398	(0.529)	0.272	1.528	1.148	(0.562)

Total from investment operations	0.400	(0.271)	0.531	1.725	1.355	(0.278)

Less dividends and distributions from:
Net investment income	—	(0.250)	(0.291)	(0.187)	(0.276)	(0.013)
Net realized gain	—	(0.026)	(0.052)	—	(0.009)	— [3]

Total dividends and distributions	—	(0.276)	(0.343)	(0.187)	(0.285)	(0.013)

Net asset value, end of period	$13.233	$12.833	$13.380	$13.192	$11.654	$10.584

Total return[4]	3.12%	(2.04% )	4.01%	14.81%	12.86%	(2.55% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$80,574	$66,606	$42,380	$19,904	$5,463	$1,451
Ratio of expenses to average net assets[5]	0.19%	0.19%	0.19%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.29%	0.29%	0.29%	0.31%	0.34%	0.46%
Ratio of net investment income to average net assets	0.03%	1.91%	1.91%	1.56%	1.83%	2.64%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.07% )	1.81%	1.81%	1.45%	1.69%	2.38%
Portfolio turnover	6%	20%	12%	27%	23%	9%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Net realized gain distribution of $5 was made which calculated to de minimus amount of $0.000 per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Allocation Funds–19

LVIP SSGA Moderately Aggressive Index Allocation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA Moderately Aggressive Index Allocation Fund Service Class
	Six Months Ended 6/30/16[1]		Year Ended
	(unaudited)		12/31/15	12/31/14	12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$12.815		$13.361	$13.174	$11.640	$10.558	$10.863

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.014)		0.224	0.224	0.163	0.178	0.256
Net realized and unrealized gain (loss)	0.397		(0.528)	0.272	1.527	1.144	(0.559)

Total from investment operations	0.383		(0.304)	0.496	1.690	1.322	(0.303)

Less dividends and distributions from:
Net investment income	—		(0.216)	(0.257)	(0.156)	(0.231)	(0.002)
Net realized gain	—		(0.026)	(0.052)	—	(0.009)	— [3]

Total dividends and distributions	—		(0.242)	(0.309)	(0.156)	(0.240)	(0.002)

Net asset value, end of period	$13.198		$12.815	$13.361	$13.174	$11.640	$10.558

Total return[4]	2.99%		(2.28% )	3.75%	14.52%	12.58%	(2.79% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$172,861		$168,948	$176,575	$169,949	$134,350	$78,447
Ratio of expenses to average net assets[5]	0.44%		0.44%	0.44%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.54%		0.54%	0.54%	0.56%	0.59%	0.71%
Ratio of net investment income (loss) to average net assets	(0.22%	)	1.66%	1.66%	1.31%	1.58%	2.39%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.32%	)	1.56%	1.56%	1.20%	1.44%	2.13%
Portfolio turnover	6%		20%	12%	27%	23%	9%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Net realized gain distribution of $549 was made which calculated to de minimus amount of $0.000 per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Allocation Funds–20

LVIP SSGA Conservative Structured Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA Conservative Structured Allocation Fund Standard Class
	Six Months Ended 6/30/16[1]		Year Ended
	(unaudited)		12/31/15	12/31/14	12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$11.265		$11.877	$11.682	$11.138	$10.709	$10.474

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.008)		0.247	0.234	0.190	0.236	0.428
Net realized and unrealized gain (loss)	0.456		(0.468)	0.412	0.597	0.651	(0.136)

Total from investment operations	0.448		(0.221)	0.646	0.787	0.887	0.292

Less dividends and distributions from:
Net investment income	—		(0.310)	(0.296)	(0.239)	(0.436)	(0.054)
Net realized gain	—		(0.081)	(0.155)	(0.004)	(0.022)	(0.003)

Total dividends and distributions	—		(0.391)	(0.451)	(0.243)	(0.458)	(0.057)

Net asset value, end of period	$11.713		$11.265	$11.877	$11.682	$11.138	$10.709

Total return[3]	3.98%		(1.86% )	5.54%	7.07%	8.35%	2.80%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11,918		$9,094	$8,095	$3,846	$524	$263
Ratio of expenses to average net assets[4]	0.20%		0.19%	0.19%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.30%		0.29%	0.29%	0.30%	0.31%	0.37%
Ratio of net investment income (loss) to average net assets	(0.14%	)	2.07%	1.93%	1.64%	2.13%	4.00%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.24%	)	1.97%	1.83%	1.54%	2.02%	3.83%
Portfolio turnover	9%		22%	16%	15%	19%	11%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Allocation Funds–21

LVIP SSGA Conservative Structured Allocation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA Conservative Structured Allocation Fund Service Class
	Six Months Ended 6/30/16[1]		Year Ended
	(unaudited)		12/31/15	12/31/14	12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$11.264		$11.875	$11.681	$11.138	$10.711	$10.464

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.022)		0.217	0.203	0.160	0.208	0.400
Net realized and unrealized gain (loss)	0.455		(0.466)	0.412	0.597	0.652	(0.135)

Total from investment operations	0.433		(0.249)	0.615	0.757	0.860	0.265

Less dividends and distributions from:
Net investment income	—		(0.281)	(0.266)	(0.210)	(0.411)	(0.015)
Net realized gain	—		(0.081)	(0.155)	(0.004)	(0.022)	(0.003)

Total dividends and distributions	—		(0.362)	(0.421)	(0.214)	(0.433)	(0.018)

Net asset value, end of period	$11.697		$11.264	$11.875	$11.681	$11.138	$10.711

Total return[3]	3.84%		(2.10% )	5.27%	6.81%	8.09%	2.54%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$191,586		$186,076	$202,181	$199,373	$208,671	$148,481
Ratio of expenses to average net assets[4]	0.45%		0.44%	0.44%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.55%		0.54%	0.54%	0.55%	0.56%	0.62%
Ratio of net investment income (loss) to average net assets	(0.39%	)	1.82%	1.68%	1.39%	1.88%	3.75%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.49%	)	1.72%	1.58%	1.29%	1.77%	3.58%
Portfolio turnover	9%		22%	16%	15%	19%	11%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Allocation Funds–22

LVIP SSGA Moderate Structured Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA Moderate Structured Allocation Fund Standard Class
	Six Months Ended 6/30/16[1]		Year Ended
	(unaudited)		12/31/15	12/31/14	12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$11.863		$12.650	$12.426	$11.276	$10.633	$10.637

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.007)		0.264	0.259	0.237	0.227	0.365
Net realized and unrealized gain (loss)	0.416		(0.603)	0.432	1.205	0.883	(0.335)

Total from investment operations	0.409		(0.339)	0.691	1.442	1.110	0.030

Less dividends and distributions from:
Net investment income	—		(0.360)	(0.352)	(0.283)	(0.437)	(0.027)
Net realized gain	—		(0.088)	(0.115)	(0.009)	(0.030)	(0.007)

Total dividends and distributions	—		(0.448)	(0.467)	(0.292)	(0.467)	(0.034)

Net asset value, end of period	$12.272		$11.863	$12.650	$12.426	$11.276	$10.633

Total return[3]	3.45%		(2.69% )	5.56%	12.81%	10.54%	0.29%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$60,331		$52,020	$39,714	$21,706	$5,172	$1,952
Ratio of expenses to average net assets[4]	0.18%		0.17%	0.17%	0.18%	0.19%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.28%		0.27%	0.27%	0.28%	0.29%	0.31%
Ratio of net investment income (loss) to average net assets	(0.12%	)	2.08%	2.02%	1.96%	2.04%	3.41%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.22%	)	1.98%	1.92%	1.86%	1.94%	3.30%
Portfolio turnover	4%		17%	10%	16%	12%	7%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Allocation Funds–23

LVIP SSGA Moderate Structured Allocation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA Moderate Structured Allocation Fund Service Class
	Six Months Ended 6/30/16[1]		Year Ended
	(unaudited)		12/31/15	12/31/14	12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$11.859		$12.646	$12.423	$11.274	$10.607	$10.626

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.022)		0.232	0.226	0.205	0.198	0.337
Net realized and unrealized gain (loss)	0.416		(0.603)	0.432	1.206	0.882	(0.333)

Total from investment operations	0.394		(0.371)	0.658	1.411	1.080	0.004

Less dividends and distributions from:
Net investment income	—		(0.328)	(0.320)	(0.253)	(0.383)	(0.016)
Net realized gain	—		(0.088)	(0.115)	(0.009)	(0.030)	(0.007)

Total dividends and distributions	—		(0.416)	(0.435)	(0.262)	(0.413)	(0.023)

Net asset value, end of period	$12.253		$11.859	$12.646	$12.423	$11.274	$10.607

Total return[3]	3.32%		(2.95% )	5.29%	12.53%	10.27%	0.04%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$805,803		$805,329	$886,843	$922,379	$576,189	$359,868
Ratio of expenses to average net assets[4]	0.43%		0.42%	0.42%	0.43%	0.44%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.53%		0.52%	0.52%	0.53%	0.54%	0.56%
Ratio of net investment income (loss) to average net assets	(0.37%	)	1.83%	1.77%	1.72%	1.79%	3.16%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.47%	)	1.73%	1.67%	1.62%	1.69%	3.05%
Portfolio turnover	4%		17%	10%	16%	12%	7%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Allocation Funds–24

LVIP SSGA Moderately Aggressive Structured Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA Moderately Aggressive Structured Allocation Fund Standard Class
	Six Months Ended 6/30/16[1]		Year Ended
	(unaudited)		12/31/15	12/31/14	12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$12.036		$12.945	$12.803	$11.407	$10.711	$10.934

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.009)		0.300	0.292	0.225	0.223	0.353
Net realized and unrealized gain (loss)	0.395		(0.749)	0.385	1.501	0.983	(0.545)

Total from investment operations	0.386		(0.449)	0.677	1.726	1.206	(0.192)

Less dividends and distributions from:
Net investment income	—		(0.403)	(0.385)	(0.301)	(0.474)	(0.025)
Net realized gain	—		(0.057)	(0.150)	(0.029)	(0.036)	(0.006)

Total dividends and distributions	—		(0.460)	(0.535)	(0.330)	(0.510)	(0.031)

Net asset value, end of period	$12.422		$12.036	$12.945	$12.803	$11.407	$10.711

Total return[3]	3.21%		(3.48% )	5.28%	15.15%	11.39%	(1.74% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$47,257		$37,405	$28,117	$14,043	$4,150	$1,528
Ratio of expenses to average net assets[4]	0.18%		0.18%	0.18%	0.19%	0.19%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.28%		0.28%	0.28%	0.29%	0.29%	0.33%
Ratio of net investment income (loss) to average net assets	(0.15%	)	2.31%	2.21%	1.82%	1.99%	3.26%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.25%	)	2.21%	2.11%	1.72%	1.89%	3.13%
Portfolio turnover	5%		15%	12%	15%	12%	16%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Allocation Funds–25

LVIP SSGA Moderately Aggressive Structured Allocation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA Moderately Aggressive Structured Allocation Fund Service Class
	Six Months Ended 6/30/16[1]		Year Ended
	(unaudited)		12/31/15	12/31/14	12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$12.032		$12.940	$12.799	$11.404	$10.684	$10.923

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.024)		0.267	0.257	0.192	0.194	0.326
Net realized and unrealized gain (loss)	0.395		(0.748)	0.386	1.503	0.980	(0.545)

Total from investment operations	0.371		(0.481)	0.643	1.695	1.174	(0.219)

Less dividends and distributions from:
Net investment income	—		(0.370)	(0.352)	(0.271)	(0.418)	(0.014)
Net realized gain	—		(0.057)	(0.150)	(0.029)	(0.036)	(0.006)

Total dividends and distributions	—		(0.427)	(0.502)	(0.300)	(0.454)	(0.020)

Net asset value, end of period	$12.403		$12.032	$12.940	$12.799	$11.404	$10.684

Total return[3]	3.08%		(3.72% )	5.02%	14.88%	11.11%	(1.99% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$419,783		$425,106	$451,218	$428,859	$377,863	$250,673
Ratio of expenses to average net assets[4]	0.43%		0.43%	0.43%	0.44%	0.44%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.53%		0.53%	0.53%	0.54%	0.54%	0.58%
Ratio of net investment income (loss) to average net assets	(0.40%	)	2.06%	1.96%	1.57%	1.74%	3.01%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.50%	)	1.96%	1.86%	1.47%	1.64%	2.88%
Portfolio turnover	5%		15%	12%	15%	12%	16%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Allocation Funds–26

LVIP SSGA Allocation Funds

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Conservative Index Allocation Fund, LVIP SSGA Moderate Index Allocation Fund, LVIP SSGA Moderately Aggressive Index Allocation Fund, LVIP SSGA Conservative Structured Allocation Fund, LVIP SSGA Moderate Structured Allocation Fund and LVIP SSGA Moderately Aggressive Structured Allocation Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are non-diversified management investment companies registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

Each Fund operates under a fund of funds structure and invests a significant portion of its assets in investment companies, including exchange-traded funds (“ETFs”) and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e., index funds). In addition to investment company investments, the Funds may invest in individual securities, such as money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.

The investment objective of the LVIP SSGA Conservative Index Allocation Fund and LVIP SSGA Conservative Structured Allocation Fund is to seek a high level of current income, with some consideration given to growth of capital.

The investment objective of the LVIP SSGA Moderate Index Allocation Fund and LVIP SSGA Moderate Structured Allocation Fund is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.

The investment objective of the LVIP SSGA Moderately Aggressive Index Allocation Fund and LVIP SSGA Moderately Aggressive Structured Allocation Fund is to seek a balance between high level of current income and growth of capital, with a greater emphasis on growth of capital.

1. Significant Accounting Policies

Each Fund is an investment company in conformity with U.S. generally accepted accounting principals (“U.S. GAAP”). Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Funds.

Security Valuation–ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Funds value Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.

Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds’ federal income tax returns through the six months ended June 30, 2016 and for all open tax years (years ended December 31, 2012–December 31, 2015), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2016, the Funds did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or

LVIP SSGA Allocation Funds–27

LVIP SSGA Allocation Funds

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2016.

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund’s investment portfolio and providing certain administrative services to each Fund. For its services, LIAC receives a management fee at an annual rate of 0.25% of each Fund’s average daily net assets. This fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC). LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.10% of average daily net assets of each Fund. This agreement will continue through at least April 30, 2017, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.

LIAC has contractually agreed to reimburse the LVIP SSGA Conservative Index Allocation Fund to the extent that annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.20% of average daily net assets for the Standard Class and 0.45% for the Service Class. This agreement will continue through at least April 30, 2017, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

SSGA Funds Management Inc. (“SSGA”) provides consulting services to LIAC, but has no management discretion over the Funds’ assets and LIAC pays no compensation to SSGA under the consulting agreement.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, each Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2016, costs for these administrative and legal services were as follows:

	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
Administrative	$2,563	$7,222	$6,633	$5,498	$23,791	$12,686
Legal	660	1,859	1,708	1,415	6,123	3,264

Lincoln Life also performs daily trading operations. The cost of these services is included in “Accounting and administration expenses” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2016, these fees were as follows:

	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
Trading operations	$528	$1,537	$1,402	$1,159	$5,036	$2,696

LVIP SSGA Allocation Funds–28

LVIP SSGA Allocation Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2016, these fees were as follows:

	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
Printing and mailing fees	$1,363	$3,668	$3,254	$2,719	$21,241	$5,441

The Funds offer Standard Class and Service Class shares. Pursuant to its distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual distribution and/or service fee (“12b-1 Fee”) at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the 12b-1 Fee is limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2016, the Funds had receivables due from, liabilities payable and prepaid expenses to affiliates as follows:

	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
Expense reimbursement receivable from LIAC	$ 2,126	$ —	$ —	$ —	$ —	$ —
Management fees payable to LIAC	11,532	33,455	30,840	24,941	106,295	57,044
Distribution fees payable to LFD	15,810	43,622	35,070	39,154	164,929	85,541
Prepaid printing and mailing fees to Lincoln Life	61	203	155	44	528	267

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2016, the Funds engaged in securities purchases and securities sales as follows:

	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
Purchases	$851,927	$1,109,365	$927,687	$450,890	$ 206,079	$269,167
Sales	258,585	556,669	493,497	422,502	1,271,836	537,245

Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.

LVIP SSGA Allocation Funds–29

LVIP SSGA Allocation Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Affiliated investment companies, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Funds held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds or ETFs). Investments in companies considered to be affiliates of the Funds and the corresponding activity for the six months ended June 30, 2016, were as follows:

LVIP SSGA Conservative Index Allocation Fund

	Value 12/31/15	Purchases	Sales	Net Realized Gain (Loss)	Value 6/30/16	Dividends	Capital Gain Distributions
LVIP SSGA Bond Index Fund	$41,897,154	$8,499,048	$4,885,188	$(36,856)	$47,802,727	$—	$—
LVIP SSGA International Index Fund	11,514,961	2,870,267	1,269,622	(124,566)	12,818,143	—	—
LVIP SSGA Mid-Cap Index Fund	2,456,618	500,835	398,566	(19,437)	2,796,147	—	—
LVIP SSGA S&P 500 Index Fund	14,220,157	2,819,396	1,762,610	12,736	15,982,980	—	—
LVIP SSGA Small-Cap Index Fund	1,627,375	423,890	270,506	(3,972)	1,847,480	—	—

Total	$71,716,265	$15,113,436	$8,586,492	$(172,095)	$81,247,477	$—	$—

LVIP SSGA Moderate Index Allocation Fund

	Value 12/31/15	Purchases	Sales	Net Realized Gain (Loss)	Value 6/30/16	Dividends	Capital Gain Distributions
LVIP SSGA Bond Index Fund	$78,636,051	$6,670,804	$5,674,868	$(79,398)	$83,673,688	$—	$—
LVIP SSGA International Index Fund	51,484,187	5,604,192	1,924,941	(345,331)	53,421,488	—	—
LVIP SSGA Mid-Cap Index Fund	15,376,234	1,030,764	1,310,802	(73,485)	16,315,855	—	—
LVIP SSGA S&P 500 Index Fund	62,800,452	3,883,593	3,244,335	(55,781)	65,828,695	—	—
LVIP SSGA Small-Cap Index Fund	10,187,088	1,235,152	900,184	(40,314)	10,780,670	—	—

Total	$218,484,012	$18,424,505	$13,055,130	$(594,309)	$230,020,396	$—	$—

LVIP SSGA Moderately Aggressive Index Allocation Fund

	Value 12/31/15	Purchases	Sales	Net Realized Gain (Loss)	Value 6/30/16	Dividends	Capital Gain Distributions
LVIP SSGA Bond Index Fund	$59,622,179	$6,595,340	$4,739,122	$(62,826)	$64,565,251	$—	$—
LVIP SSGA International Index Fund	51,509,446	6,561,004	1,898,470	(341,444)	54,428,964	—	—
LVIP SSGA Mid-Cap Index Fund	16,315,993	1,337,180	1,330,432	(87,634)	17,629,165	—	—
LVIP SSGA S&P 500 Index Fund	61,884,102	4,855,950	3,085,228	(92,138)	66,042,911	—	—
LVIP SSGA Small-Cap Index Fund	11,581,454	1,583,100	979,468	(44,085)	12,480,692	—	—

Total	$200,913,174	$20,932,574	$12,032,720	$(628,127)	$215,146,983	$—	$—

LVIP SSGA Allocation Funds–30

LVIP SSGA Allocation Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

LVIP SSGA Conservative Structured Allocation Fund

	Value 12/31/15	Purchases	Sales	Net Realized Gain (Loss)	Value 6/30/16	Dividends	Capital Gain Distributions
LVIP SSGA Bond Index Fund	$98,235,590	$8,481,311	$8,627,665	$(68,505)	$103,125,000	$—	$—
LVIP SSGA Developed International 150 Fund	13,405,320	1,694,524	1,002,818	(197,598)	13,708,006	—	—
LVIP SSGA Emerging Markets 100 Fund	7,603,791	756,007	613,854	(264,307)	8,212,149	—	—
LVIP SSGA International Index Fund	13,496,358	1,835,625	1,042,694	(82,041)	13,820,890	—	—
LVIP SSGA Large Cap 100 Fund	15,613,615	1,239,653	1,518,663	(79,042)	15,986,123	—	—
LVIP SSGA Mid-Cap Index Fund	3,839,214	364,081	481,343	(36,547)	4,020,490	—	—
LVIP SSGA S&P 500 Index Fund	15,692,734	1,377,426	1,427,063	34,957	16,222,805	—	—
LVIP SSGA Small-Cap Index Fund	3,814,626	570,553	491,300	(11,731)	3,984,598	—	—
LVIP SSGA Small-Mid Cap 200 Fund	3,814,838	336,273	492,572	(48,643)	3,949,677	—	—

Total	$175,516,086	$16,655,453	$15,697,972	$(753,457)	$183,029,738	$—	$—

LVIP SSGA Moderate Structured Allocation Fund

	Value 12/31/15	Purchases	Sales	Net Realized Gain (Loss)	Value 6/30/16	Dividends	Capital Gain Distributions
LVIP SSGA Bond Index Fund	$260,005,181	$11,611,187	$19,760,195	$(241,581)	$264,976,225	$—	$—
LVIP SSGA Developed International 150 Fund	84,511,326	5,430,108	3,706,993	(731,454)	83,876,755	—	—
LVIP SSGA Emerging Markets 100 Fund	50,341,617	1,830,885	2,479,913	(1,008,390)	52,757,287	—	—
LVIP SSGA International Index Fund	85,077,606	6,300,376	3,917,530	(418,387)	84,567,798	—	—
LVIP SSGA Large Cap 100 Fund	103,322,160	1,932,784	6,830,733	(427,341)	102,704,996	—	—
LVIP SSGA Mid-Cap Index Fund	33,880,602	1,097,646	3,137,650	(181,948)	34,440,128	—	—
LVIP SSGA S&P 500 Index Fund	103,832,293	2,818,020	6,205,008	475,949	104,220,246	—	—
LVIP SSGA Small-Cap Index Fund	25,249,657	2,186,878	2,413,206	29,921	25,600,216	—	—
LVIP SSgA Small-Mid Cap 200 Fund	25,251,661	634,544	2,422,539	(216,801)	25,376,778	—	—
SPDR Barclays TIPS ETF	86,119,497	3,726,439	7,051,366	(394,015)	88,169,763	237,875	—

Total	$857,591,600	$37,568,867	$57,925,133	$(3,114,047)	$866,690,192	$237,875	$—

LVIP SSGA Allocation Funds–31

LVIP SSGA Allocation Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

LVIP SSGA Moderately Aggressive Structured Allocation Fund

	Value 12/31/15	Purchases	Sales	Net Realized Gain (Loss)	Value 6/30/16	Dividends	Capital Gain Distributions
LVIP SSGA Bond Index Fund	$117,235,870	$6,214,427	$10,046,400	$(109,375)	$119,268,788	$—	$—
LVIP SSGA Developed International 150 Fund	50,314,202	3,426,231	2,489,364	(565,489)	49,854,509	—	—
LVIP SSGA Emerging Markets 100 Fund	45,415,427	1,663,418	2,298,836	(1,231,615)	47,505,606	—	—
LVIP SSGA International Index Fund	50,648,706	3,821,610	2,489,364	(347,271)	50,264,821	—	—
LVIP SSGA Large Cap 100 Fund	60,567,780	1,405,583	4,328,473	(189,914)	60,111,003	—	—
LVIP SSGA Mid-Cap Index Fund	18,334,321	599,180	1,713,574	(115,965)	18,606,690	—	—
LVIP SSGA S&P 500 Index Fund	60,859,508	1,671,538	3,710,185	194,860	60,993,326	—	—
LVIP SSGA Small-Cap Index Fund	18,219,502	1,576,353	1,755,484	(3,217)	18,441,548	—	—
LVIP SSGA Small-Mid Cap 200 Fund	18,222,271	462,918	1,763,427	(149,680)	18,281,414	—	—

Total	$439,817,587	$20,841,258	$30,595,107	$(2,517,666)	$443,327,705	$—	$—

3. Investments

For the six months ended June 30, 2016, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
Purchases	$17,522,275	$21,924,619	$24,599,831	$18,345,074	$37,568,866	$22,047,054
Sales	10,042,800	15,964,549	14,241,831	17,522,731	57,925,132	32,757,505

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
Cost of investments	$85,526,715	$245,620,563	$226,834,243	$186,531,874	$798,208,469	$427,994,957
Aggregate unrealized appreciation	$9,327,880	$31,013,380	$30,300,400	$18,425,430	$83,066,696	$51,100,998
Aggregate unrealized depreciation	(283,257)	(2,226,881)	(3,298,918)	(1,290,735)	(14,584,973)	(11,829,827)

Net unrealized appreciation	$9,044,623	$28,786,499	$27,001,482	$17,134,695	$68,481,723	$39,271,171

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the

LVIP SSGA Allocation Funds–32

LVIP SSGA Allocation Funds

Notes to Financial Statements (continued)

3. Investments (continued)

asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2016:

Level 1	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
Investment Companies	$94,571,338	$274,407,062	$253,835,725	$203,666,569	$866,690,192	$467,266,128

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Funds’ policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	LVIP SSGA Conservative Index Allocation Fund		LVIP SSGA Moderate Index Allocation Fund		LVIP SSGA Moderately Aggressive Index Allocation Fund
	Six Months Ended 6/30/16	Year Ended 12/31/15	Six Months Ended 6/30/16	Year Ended 12/31/15	Six Months Ended 6/30/16	Year Ended 12/31/15
Shares sold:
Standard Class	276,930	325,663	727,462	2,074,367	1,046,285	2,184,581
Service Class	1,329,148	1,830,705	1,287,920	2,638,925	991,676	2,139,635
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	25,370	—	81,329	—	107,634
Service Class	—	114,115	—	288,711	—	243,700

	1,606,078	2,295,853	2,015,382	5,083,332	2,037,961	4,675,550

Shares redeemed:
Standard Class	(44,591)	(146,999)	(201,504)	(501,077)	(147,359)	(269,393)
Service Class	(900,131)	(1,462,736)	(1,292,335)	(2,283,916)	(1,077,323)	(2,415,407)

	(944,722)	(1,609,735)	(1,493,839)	(2,784,993)	(1,224,682)	(2,684,800)

Net increase	661,356	686,118	521,543	2,298,339	813,279	1,990,750

LVIP SSGA Allocation Funds–33

LVIP SSGA Allocation Funds

Notes to Financial Statements (continued)

4. Capital Shares (continued)

	LVIP SSGA Conservative Structured Allocation Fund		LVIP SSGA Moderate Structured Allocation Fund		LVIP SSGA Moderately Aggressive Structured Allocation Fund
	Six Months Ended 6/30/16	Year Ended 12/31/15	Six Months Ended 6/30/16	Year Ended 12/31/15	Six Months Ended 6/30/16	Year Ended 12/31/15
Shares sold:
Standard Class	273,231	264,718	747,769	1,420,436	910,556	1,152,843
Service Class	1,452,483	2,733,361	2,636,379	5,385,758	1,247,116	3,374,064
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	26,463	—	157,868	—	112,520
Service Class	—	518,623	—	2,302,101	—	1,210,291

	1,725,714	3,543,165	3,384,148	9,266,163	2,157,672	5,849,718

Shares redeemed:
Standard Class	(63,052)	(165,441)	(216,812)	(332,536)	(214,241)	(329,585)
Service Class	(1,593,949)	(3,757,290)	(4,780,953)	(9,910,853)	(2,733,182)	(4,123,280)

	(1,657,001)	(3,922,731)	(4,997,765)	(10,243,389)	(2,947,423)	(4,452,865)

Net increase (decrease)	68,713	(379,566)	(1,613,617)	(977,226)	(789,751)	1,396,853

5. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown: however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of material loss to be remote.

6. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

LVIP SSGA Allocation Funds–34

LVIP SSGA Bond Index Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2016

LVIP SSGA Bond Index Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Bond Index Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2016 to June 30, 2016

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*
Actual
Standard Class Shares	$1,000.00	$1,052.00	0.33%	$1.68
Service Class Shares	1,000.00	1,050.70	0.58%	2.96
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.22	0.33%	$1.66
Service Class Shares	1,000.00	1,021.98	0.58%	2.92

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP SSGA Bond Index Fund–1

LVIP SSGA Bond Index Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2016

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Agency Commercial Mortgage-Backed Securities	0.66%
Agency Mortgage-Backed Securities	27.63%
Agency Obligations	2.42%
Corporate Bonds	26.57%
Aerospace & Defense	0.40%
Air Freight & Logistics	0.11%
Airlines	0.08%
Auto Components	0.06%
Automobiles	0.10%
Beverages	0.79%
Biotechnology	0.35%
Building Products	0.02%
Capital Markets	2.24%
Chemicals	0.46%
Commercial Banks	2.63%
Commercial Services & Supplies	0.10%
Communications Equipment	0.23%
Computers & Peripherals	0.06%
Construction & Engineering	0.03%
Construction Materials	0.01%
Consumer Finance	0.76%
Containers & Packaging	0.04%
Diversified Consumer Services	0.07%
Diversified Financial Services	2.02%
Diversified Telecommunication Services	1.09%
Electric Utilities	1.55%
Electrical Equipment	0.05%
Electronic Equipment, Instruments & Components	0.07%
Energy Equipment & Services	0.15%
Food & Staples Retailing	0.58%
Food Products	0.37%
Gas Utilities	0.10%
Health Care Equipment & Supplies	0.37%
Health Care Providers & Services	0.59%
Hotels, Restaurants & Leisure	0.17%
Household Durables	0.20%
Independent Power Producers & Energy Traders	0.08%
Industrial Conglomerates	0.26%
Insurance	0.86%
Internet & Catalog Retail	0.07%
Internet Software & Services	0.11%

Security Type/Sector	Percentage of Net Assets
IT Services	0.37%
Leisure Equipment & Products	0.02%
Life Sciences Tools & Services	0.08%
Machinery	0.25%
Media	1.05%
Metals & Mining	0.32%
Multiline Retail	0.14%
Multi-Utilities	0.28%
Oil, Gas & Consumable Fuels	2.48%
Paper & Forest Products	0.09%
Personal Products	0.03%
Pharmaceuticals	1.15%
Professional Services	0.01%
Real Estate Investment Trusts	0.71%
Real Estate Management & Development	0.02%
Road & Rail	0.36%
Semiconductors & Semiconductor Equipment	0.21%
Software	0.50%
Specialty Retail	0.27%
Technology Hardware, Storage & Peripherals	0.49%
Textiles, Apparel & Luxury Goods	0.02%
Thrift & Mortgage Finance	0.01%
Tobacco	0.27%
Trading Companies & Distributors	0.03%
Wireless Telecommunication Services	0.18%
Municipal Bonds	0.88%
Non-Agency Asset-Backed Securities	0.45%
Non-Agency Commercial Mortgage-Backed Securities	1.04%
Regional Bonds	0.24%
Sovereign Bonds	1.53%
Supranational Banks	1.57%
U.S. Treasury Obligations	36.43%
Money Market Fund	1.68%
Total Value of Securities	101.10%
Liabilities Net of Receivables and Other Assets	(1.10%)
Total Net Assets	100.00%

IT–Information Technology

LVIP SSGA Bond Index Fund–2

LVIP SSGA Bond Index Fund

Statement of Net Assets

June 30, 2016 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.66%
Fannie Mae-Aces
•Series 2013-M12 APT 2.473% 3/25/23	602,319	$626,630
•Series 2014-M1 ASQ2 2.323% 11/25/18	2,748,780	2,817,866
•Series 2014-M2 A2 3.513% 12/25/23	1,285,000	1,426,645
•Series 2014-M4 A2 3.346% 3/25/24	1,000,000	1,097,317
•Series 2015-M1 A2 2.532% 9/25/24	500,000	517,905
Freddie Mac Multifamily Structured Pass Through Certificates
¿Series K006 A1 3.398% 7/25/19	1,031,668	1,063,485
¿Series K010 A1 3.32% 7/25/20	460,975	473,298
¿Series K025 A1 1.875% 4/25/22	1,316,944	1,338,125
¿Series K026 A2 2.51% 11/25/22	1,000,000	1,047,535
¿Series K030 A1 2.779% 9/25/22	1,246,618	1,298,786
•¿Series K030 A2 3.25% 4/25/23	6,000,000	6,552,874
•¿Series K050 A2 3.334% 8/25/25	900,000	992,146

Total Agency Commercial Mortgage-Backed Securities (Cost $18,541,126)		19,252,612

AGENCY MORTGAGE-BACKED SECURITIES–27.63%
Fannie Mae S.F. 10 yr
4.00% 8/1/19	40,141	41,578
4.00% 6/1/20	211,528	219,443
4.00% 5/1/23	124,082	128,807
6.00% 10/1/16	4,006	4,016
6.00% 12/1/17	2,457	2,491
6.00% 9/1/18	5,961	6,198
Fannie Mae S.F. 15 yr
2.50% 10/1/27	1,310,964	1,360,515
2.50% 3/1/28	2,977,546	3,092,856
2.50% 4/1/28	3,446,523	3,576,562
2.50% 7/1/28	711,064	737,878
2.50% 9/1/28	1,409,959	1,463,050
2.50% 10/1/28	4,485,480	4,654,749
2.50% 2/1/30	2,564,488	2,655,712
2.50% 5/1/30	896,778	928,678
2.50% 2/1/31	5,325,579	5,515,020
3.00% 11/1/26	2,639,183	2,771,625
3.00% 6/1/27	669,884	703,570
3.00% 8/1/27	1,214,664	1,275,636
3.00% 9/1/27	5,068,189	5,322,246
3.00% 10/1/27	756,360	794,401
3.00% 12/1/27	224,369	235,663
3.00% 8/1/29	3,276,124	3,436,453
3.00% 4/1/30	1,874,809	1,966,553
3.00% 6/1/30	3,491,458	3,662,313
3.00% 12/1/30	1,397,243	1,466,606
3.50% 11/1/25	686,310	727,735
3.50% 12/1/25	1,648,349	1,756,022
3.50% 12/1/26	909,424	964,687
3.50% 1/1/27	2,428,897	2,575,497
3.50% 10/1/29	2,568,312	2,723,328
4.00% 4/1/24	118,040	125,779

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
4.00% 5/1/24	206,874	$220,294
4.00% 6/1/24	289,481	308,493
4.00% 7/1/24	121,264	129,266
4.00% 10/1/24	8,100	8,628
4.00% 12/1/24	308,595	328,788
4.00% 1/1/25	489,858	523,505
4.00% 3/1/25	546,383	583,776
4.00% 5/1/25	205,234	218,787
4.00% 7/1/25	3,621	3,822
4.00% 8/1/25	16,143	17,074
4.00% 9/1/25	198,794	211,694
4.00% 10/1/25	215,372	227,663
4.00% 1/1/26	7,491	7,998
4.00% 3/1/26	547,881	584,085
4.00% 5/1/26	6,155	6,495
4.00% 7/1/26	511,491	544,890
4.50% 2/1/23	97,330	101,709
4.50% 4/1/23	8,818	9,376
4.50% 5/1/23	10,606	11,357
4.50% 6/1/23	291,600	308,317
4.50% 11/1/23	13,209	14,138
4.50% 1/1/24	1,950	2,001
4.50% 2/1/24	2,585	2,779
4.50% 3/1/24	4,539	4,880
4.50% 4/1/24	123,363	131,505
4.50% 5/1/24	238,247	255,038
4.50% 7/1/24	215,242	231,851
4.50% 8/1/24	296,776	316,652
4.50% 11/1/24	134,621	145,142
4.50% 4/1/25	226,215	244,075
4.50% 5/1/25	22,090	23,490
4.50% 6/1/25	4,721	4,846
5.00% 6/1/19	793	815
5.00% 4/1/23	22,578	24,052
5.00% 6/1/23	433,711	466,116
5.00% 9/1/23	209,583	224,358
5.00% 11/1/23	120,469	128,921
5.00% 12/1/23	111,944	119,576
5.00% 3/1/25	51,036	54,842
5.00% 6/1/25	2,414	2,593
5.50% 12/1/18	41,561	42,407
5.50% 3/1/20	87,087	89,114
5.50% 4/1/22	51,039	55,553
5.50% 7/1/22	57,814	62,336
6.00% 12/1/18	1	1
6.00% 6/1/20	7,445	7,818
6.00% 8/1/22	11,031	11,835
6.00% 9/1/22	40,862	45,437
Fannie Mae S.F. 15 yr TBA
2.50% 7/1/31	2,000,000	2,069,178
3.00% 7/1/31	4,500,000	4,717,617

LVIP SSGA Bond Index Fund–3

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 20 yr
3.00% 11/1/34	1,848,159	$1,946,975
3.00% 12/1/34	1,396,236	1,470,929
3.00% 2/1/35	2,475,775	2,602,413
3.00% 3/1/36	973,549	1,021,672
3.50% 6/1/34	5,630,777	5,985,746
3.50% 7/1/34	6,773,702	7,200,735
4.00% 9/1/35	509,665	552,016
4.00% 10/1/35	961,655	1,041,566
Fannie Mae S.F. 30 yr
3.00% 9/1/42	1,878,681	1,951,556
3.00% 10/1/42	3,301,815	3,449,608
3.00% 11/1/42	2,273,277	2,364,424
3.00% 12/1/42	2,073,347	2,172,278
3.00% 1/1/43	4,503,203	4,683,726
3.00% 3/1/43	9,504,957	9,885,340
3.00% 4/1/43	2,435,045	2,532,429
3.00% 5/1/43	1,560,135	1,622,494
3.00% 6/1/43	6,633,340	6,902,644
3.00% 7/1/43	3,883,112	4,038,186
3.00% 8/1/43	5,404,398	5,620,224
3.00% 9/1/45	3,252,872	3,378,793
3.00% 11/1/45	6,048,709	6,284,751
3.50% 10/1/40	897,818	948,776
3.50% 12/1/40	535,371	566,454
3.50% 2/1/41	902,126	954,099
3.50% 8/1/42	742,653	787,032
3.50% 9/1/42	7,693,350	8,136,449
3.50% 10/1/42	4,633,830	4,902,885
3.50% 11/1/42	1,412,809	1,491,226
3.50% 1/1/43	2,994,828	3,167,039
3.50% 2/1/43	574,213	607,392
3.50% 7/1/43	6,548,886	6,925,462
3.50% 10/1/44	3,478,198	3,670,837
3.50% 1/1/45	2,697,835	2,847,254
3.50% 4/1/45	5,092,862	5,375,348
3.50% 5/1/45	4,447,695	4,694,164
3.50% 8/1/45	10,805,943	11,427,655
3.50% 11/1/45	7,279,434	7,685,300
3.50% 12/1/45	6,446,911	6,808,057
3.50% 2/1/46	17,509,783	18,487,543
4.00% 1/1/39	44,761	48,321
4.00% 2/1/39	71,356	76,491
4.00% 3/1/39	3,022	3,249
4.00% 4/1/39	286,280	306,947
4.00% 6/1/39	158,592	170,107
4.00% 8/1/39	525,963	570,552
4.00% 9/1/39	705,970	773,998
4.00% 11/1/39	41,411	44,438
4.00% 12/1/39	1,068,283	1,145,272
4.00% 1/1/40	441,289	473,875
4.00% 5/1/40	268,663	288,341
4.00% 8/1/40	99,742	106,989

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.00% 9/1/40	167,826	$180,155
4.00% 10/1/40	832,336	895,432
4.00% 11/1/40	1,199,991	1,290,430
4.00% 12/1/40	1,928,708	2,093,248
4.00% 1/1/41	4,640,333	4,993,688
4.00% 2/1/41	1,148,396	1,235,541
4.00% 3/1/41	24,054	25,846
4.00% 4/1/41	407,843	438,467
4.00% 5/1/41	2,040,634	2,194,087
4.00% 6/1/41	26,354	28,335
4.00% 9/1/41	420,467	451,983
4.00% 10/1/41	229,169	246,670
4.00% 11/1/41	467,505	502,661
4.00% 12/1/41	19,101	20,536
4.00% 1/1/42	15,848	17,040
4.00% 3/1/42	280,641	301,406
4.00% 10/1/43	4,466,686	4,787,176
4.00% 12/1/43	1,653,543	1,780,853
4.00% 7/1/44	3,450,212	3,697,769
4.00% 9/1/44	3,630,749	3,891,260
4.00% 10/1/44	4,952,498	5,308,243
4.00% 3/1/45	4,454,004	4,775,743
4.00% 7/1/45	4,476,322	4,801,955
4.00% 9/1/45	12,767,796	13,699,978
4.50% 8/1/33	28,110	30,804
4.50% 1/1/34	18,257	19,995
4.50% 9/1/35	88,992	97,377
4.50% 2/1/38	35,702	39,064
4.50% 4/1/38	41,118	44,852
4.50% 7/1/38	65,728	71,710
4.50% 11/1/38	167,828	183,501
4.50% 2/1/39	385,389	420,824
4.50% 3/1/39	312,942	341,369
4.50% 4/1/39	1,137,894	1,248,844
4.50% 5/1/39	430,761	477,509
4.50% 6/1/39	137,213	149,915
4.50% 7/1/39	539,716	590,525
4.50% 9/1/39	308,067	339,023
4.50% 1/1/40	1,000,709	1,114,173
4.50% 2/1/40	1,793,014	1,985,710
4.50% 5/1/40	1,060,120	1,167,778
4.50% 6/1/40	493,990	541,560
4.50% 8/1/40	193,982	212,042
4.50% 9/1/40	547,329	600,023
4.50% 10/1/40	3,248,574	3,564,813
4.50% 11/1/40	505,495	552,457
4.50% 2/1/41	2,169,284	2,377,494
4.50% 4/1/41	28,507	31,257
4.50% 5/1/41	2,707,114	2,967,419
4.50% 6/1/41	333,460	365,355
4.50% 1/1/42	2,900,906	3,178,556
4.50% 9/1/43	1,455,042	1,590,570

LVIP SSGA Bond Index Fund–4

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.50% 12/1/43	3,982,751	$4,353,739
4.50% 10/1/44	540,525	589,615
5.00% 9/1/33	173,784	193,997
5.00% 4/1/34	642,204	716,725
5.00% 7/1/34	402,145	448,703
5.00% 11/1/34	200,676	223,572
5.00% 4/1/35	125,959	140,359
5.00% 6/1/35	205,059	228,470
5.00% 7/1/35	2,388,802	2,664,295
5.00% 9/1/35	30,628	33,983
5.00% 10/1/35	158,036	175,916
5.00% 12/1/35	736,196	819,495
5.00% 2/1/36	1,674,291	1,863,628
5.00% 3/1/36	94,027	104,652
5.00% 11/1/36	31,953	35,545
5.00% 8/1/37	20,965	23,262
5.00% 4/1/38	206,718	229,361
5.00% 7/1/38	33,105	36,731
5.00% 11/1/38	13,927	15,453
5.00% 8/1/39	1,023,343	1,138,304
5.00% 12/1/39	222,837	247,802
5.00% 1/1/40	472,533	526,605
5.00% 7/1/40	2,086,801	2,330,984
5.00% 9/1/40	568,651	633,280
5.00% 6/1/41	1,776,364	1,980,453
5.50% 11/1/33	61,785	70,032
5.50% 1/1/34	79,366	90,038
5.50% 5/1/34	113,795	128,765
5.50% 7/1/34	134,045	151,885
5.50% 10/1/34	190,456	216,886
5.50% 9/1/35	84,859	96,126
5.50% 10/1/35	95,023	106,949
5.50% 12/1/35	413,653	465,642
5.50% 1/1/36	503,843	569,072
5.50% 4/1/36	1,301,821	1,469,846
5.50% 8/1/36	324,599	365,955
5.50% 1/1/37	381,019	427,713
5.50% 2/1/37	17,906	20,110
5.50% 3/1/37	130,125	146,207
5.50% 5/1/37	155,706	177,070
5.50% 6/1/37	125,289	140,639
5.50% 8/1/37	56,836	63,879
5.50% 11/1/37	1,489	1,673
5.50% 12/1/37	207	232
5.50% 1/1/38	2,937,554	3,305,999
5.50% 2/1/38	67,748	76,127
5.50% 5/1/38	214,395	241,345
5.50% 6/1/38	13,883	15,620
5.50% 7/1/38	111,385	125,460
5.50% 10/1/38	47,852	53,831
5.50% 1/1/39	198,445	223,181
5.50% 5/1/39	467,657	526,279

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 6/1/39	477,208	$537,357
5.50% 10/1/39	200,026	225,154
5.50% 7/1/41	380,761	428,260
6.00% 12/1/35	157,082	182,878
6.00% 2/1/36	64,318	73,835
6.00% 6/1/36	39,709	45,454
6.00% 7/1/36	147,954	169,406
6.00% 8/1/36	61,016	69,675
6.00% 9/1/36	104,332	119,382
6.00% 10/1/36	105,485	120,503
6.00% 11/1/36	7,650	8,745
6.00% 1/1/37	94,378	108,099
6.00% 2/1/37	440,396	505,434
6.00% 3/1/37	46,445	53,184
6.00% 4/1/37	7,046	8,046
6.00% 5/1/37	130,346	149,275
6.00% 6/1/37	72,893	83,238
6.00% 8/1/37	158,571	181,224
6.00% 9/1/37	216,173	246,852
6.00% 10/1/37	349,900	399,738
6.00% 11/1/37	66,341	75,755
6.00% 1/1/38	41,467	47,418
6.00% 2/1/38	32,151	36,717
6.00% 4/1/38	6,464	7,382
6.00% 5/1/38	181,433	207,853
6.00% 6/1/38	64,064	73,180
6.00% 8/1/38	67,396	76,960
6.00% 9/1/38	61,689	70,562
6.00% 10/1/38	39,356	44,941
6.00% 11/1/38	22,970	26,229
6.00% 12/1/38	594,735	686,446
6.00% 4/1/40	508,700	582,794
6.00% 6/1/40	931,047	1,066,560
6.50% 3/1/32	1,205	1,387
6.50% 7/1/36	88,528	101,876
6.50% 9/1/36	86,156	100,231
6.50% 11/1/36	123,749	152,212
6.50% 9/1/37	17,376	21,293
6.50% 10/1/37	181,754	218,835
6.50% 2/1/38	125,083	143,943
6.50% 3/1/38	342,788	399,265
6.50% 5/1/38	55,731	64,135
6.50% 7/1/38	143,557	172,982
6.50% 10/1/38	139,351	160,364
7.00% 8/1/39	410,741	453,058
Fannie Mae S.F. 30 yr TBA
3.00% 7/1/46	5,500,000	5,707,753
3.50% 7/1/46	2,500,000	2,637,891
4.00% 7/1/46	2,700,000	2,894,829
Freddie Mac S.F. 15 yr
2.50% 4/1/28	152,760	158,244

LVIP SSGA Bond Index Fund–5

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 15 yr (continued)
2.50% 7/1/28	459,015	$475,436
2.50% 8/1/28	3,548,494	3,675,535
2.50% 9/1/28	2,579,967	2,673,088
2.50% 10/1/28	3,620,279	3,749,842
2.50% 10/1/29	2,336,367	2,419,428
2.50% 1/1/31	2,642,145	2,735,225
2.50% 5/1/31	995,011	1,030,064
3.00% 11/1/26	3,303,374	3,473,453
3.00% 2/1/27	303,173	319,342
3.00% 3/1/27	922,194	969,309
3.00% 4/1/27	1,034,227	1,086,411
3.00% 11/1/27	543,343	571,107
3.00% 2/1/29	1,527,477	1,612,526
3.00% 4/1/30	4,317,775	4,532,739
3.00% 12/1/30	4,478,196	4,701,147
3.50% 12/1/25	1,683,148	1,800,861
3.50% 3/1/26	1,195,854	1,267,019
3.50% 2/1/30	420,608	445,986
4.00% 2/1/24	63,326	65,548
4.00% 8/1/24	117,901	125,404
4.00% 2/1/25	167,190	177,585
4.00% 7/1/25	488,895	520,449
4.00% 4/1/26	1,041,604	1,109,417
4.50% 3/1/18	40,308	41,225
4.50% 4/1/18	41,514	42,457
4.50% 10/1/18	17,674	18,081
4.50% 11/1/18	77,631	79,473
4.50% 12/1/18	39,356	40,264
4.50% 1/1/19	34,175	34,999
4.50% 2/1/19	43,496	44,573
4.50% 7/1/19	74,791	76,658
4.50% 12/1/19	25,596	26,231
4.50% 4/1/21	22,652	23,189
4.50% 6/1/24	5,497	5,896
4.50% 7/1/24	202,267	216,991
4.50% 8/1/24	97,317	104,726
4.50% 11/1/24	183,979	196,802
4.50% 5/1/25	66,177	71,068
5.00% 10/1/17	2,964	3,040
5.00% 4/1/18	75,398	77,371
5.00% 4/1/23	119,741	128,936
5.00% 1/1/25	11,061	11,365
5.00% 3/1/25	62,891	67,745
5.50% 11/1/16	9,775	9,802
5.50% 11/1/17	1,109	1,112
5.50% 4/1/18	28,332	29,114
6.00% 11/1/23	80,605	89,133
Freddie Mac S.F. 15 yr TBA
2.50% 7/1/31	2,000,000	2,068,218
3.00% 7/1/31	2,275,000	2,386,528
Freddie Mac S.F. 20 yr
3.00% 5/1/35	2,731,348	2,872,789

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 20 yr (continued)
3.00% 4/1/36	2,458,537	$2,577,389
Freddie Mac S.F. 30 yr
3.00% 10/1/42	2,367,333	2,460,613
3.00% 1/1/43	4,828,668	5,033,022
3.00% 3/1/43	5,794,463	6,020,358
3.00% 4/1/43	3,781,453	3,929,286
3.00% 7/1/43	1,556,501	1,616,235
3.00% 8/1/43	639,131	663,654
3.00% 10/1/43	1,915,849	1,989,612
3.00% 8/1/45	10,671,595	11,073,543
3.00% 4/1/46	1,988,457	2,063,353
3.50% 2/1/42	2,970,011	3,137,598
3.50% 5/1/42	2,801,220	2,958,578
3.50% 10/1/42	2,797,507	2,953,016
3.50% 2/1/43	1,645,387	1,745,297
3.50% 5/1/43	2,121,914	2,239,683
3.50% 8/1/43	4,215,664	4,446,876
3.50% 2/1/44	1,390,705	1,466,693
3.50% 3/1/44	102,125	107,705
3.50% 6/1/44	1,725,412	1,819,690
3.50% 8/1/44	1,870,575	1,972,784
3.50% 11/1/44	3,425,538	3,612,711
3.50% 1/1/45	4,098,315	4,322,249
3.50% 7/1/45	9,050,514	9,577,640
3.50% 10/1/45	3,958,171	4,180,731
3.50% 12/1/45	1,962,688	2,082,573
3.50% 1/1/46	5,214,154	5,510,564
3.50% 3/1/46	2,661,069	2,811,608
3.50% 5/1/46	1,995,722	2,109,113
4.00% 5/1/39	346,803	372,253
4.00% 2/1/40	113,919	121,928
4.00% 5/1/40	201,327	216,469
4.00% 8/1/40	53,309	57,304
4.00% 9/1/40	466,561	501,644
4.00% 10/1/40	1,688,659	1,815,411
4.00% 11/1/40	3,919,702	4,215,044
4.00% 12/1/40	1,852,593	1,991,859
4.00% 2/1/41	1,613,079	1,746,653
4.00% 12/1/41	2,397,125	2,576,451
4.00% 1/1/42	830,461	891,302
4.00% 3/1/42	139,666	150,468
4.00% 4/1/42	3,571,649	3,842,282
4.00% 6/1/42	13,806	14,847
4.00% 5/1/44	4,471,242	4,784,195
4.00% 9/1/44	1,394,648	1,492,406
4.00% 4/1/45	4,982,789	5,336,055
4.00% 10/1/45	2,273,477	2,434,682
4.00% 11/1/45	839,570	899,072
4.00% 1/1/46	1,444,850	1,547,352
4.50% 2/1/39	86,718	94,848
4.50% 4/1/39	30,057	32,889

LVIP SSGA Bond Index Fund–6

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
4.50% 5/1/39	133,260	$147,600
4.50% 6/1/39	906,374	993,914
4.50% 7/1/39	213,993	234,364
4.50% 9/1/39	828,360	924,165
4.50% 10/1/39	727,912	799,456
4.50% 1/1/40	1,960,647	2,158,646
4.50% 2/1/40	1,156,456	1,280,949
4.50% 7/1/40	190,056	208,686
4.50% 8/1/40	123,284	135,413
4.50% 9/1/40	1,095,329	1,215,960
4.50% 2/1/41	4,363,546	4,786,518
4.50% 3/1/41	538,194	598,041
4.50% 9/1/41	1,220,246	1,342,000
4.50% 3/1/44	620,434	676,686
4.50% 5/1/44	33,275	36,271
5.00% 10/1/34	238,774	264,688
5.00% 2/1/35	61,658	68,348
5.00% 8/1/35	101,456	112,798
5.00% 10/1/35	45,188	50,238
5.00% 11/1/35	20,403	22,553
5.00% 12/1/35	163,463	181,345
5.00% 2/1/37	103,517	114,346
5.00% 4/1/37	116,101	128,141
5.00% 5/1/37	123,947	137,330
5.00% 12/1/37	426,583	472,355
5.00% 1/1/38	5,904	6,516
5.00% 4/1/38	4,818	5,317
5.00% 6/1/38	228,471	252,148
5.00% 7/1/38	28,011	30,914
5.00% 9/1/38	11,359	12,536
5.00% 10/1/38	224,463	247,726
5.00% 12/1/38	650,468	717,943
5.00% 1/1/39	55,252	60,978
5.00% 2/1/39	1,019,634	1,125,303
5.00% 3/1/39	2,345,277	2,590,780
5.00% 8/1/39	129,978	145,415
5.00% 9/1/39	666,487	739,041
5.00% 1/1/40	606,156	672,115
5.00% 5/1/40	221,233	244,161
5.00% 6/1/40	1,441,456	1,599,784
5.00% 9/1/40	146,688	161,890
5.00% 3/1/41	386,007	429,905
5.50% 8/1/33	46,547	51,811
5.50% 6/1/34	128,768	144,855
5.50% 6/1/35	86,433	97,670
5.50% 11/1/35	144,858	162,276
5.50% 1/1/37	63,847	71,761
5.50% 5/1/37	94,317	105,989
5.50% 7/1/37	40,877	46,296
5.50% 1/1/38	390,351	438,242
5.50% 2/1/38	91,741	103,215
5.50% 5/1/38	696,163	782,827

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
5.50% 6/1/38	23,801	$26,662
5.50% 8/1/38	87,282	98,485
5.50% 12/1/38	99,504	112,052
5.50% 8/1/39	151,116	170,351
5.50% 12/1/39	665,975	742,985
5.50% 3/1/40	478,162	534,882
5.50% 4/1/40	1,281,387	1,445,991
5.50% 5/1/40	336,324	378,266
5.50% 6/1/41	84,295	94,885
6.00% 11/1/28	17,050	19,676
6.00% 7/1/33	16,720	19,388
6.00% 8/1/36	23,437	26,881
6.00% 11/1/36	61,363	69,743
6.00% 4/1/37	891	1,020
6.00% 5/1/37	136,895	156,008
6.00% 8/1/37	293,222	334,547
6.00% 9/1/37	152,678	176,096
6.00% 10/1/37	35,184	39,931
6.00% 11/1/37	219,467	249,693
6.00% 12/1/37	13,973	15,888
6.00% 1/1/38	192,212	219,405
6.00% 4/1/38	15,180	17,329
6.00% 6/1/38	33,515	38,184
6.00% 7/1/38	43,815	49,981
6.00% 8/1/38	64,238	73,146
6.00% 9/1/38	30,422	34,701
6.00% 10/1/38	83,660	95,131
6.00% 11/1/38	21,055	23,895
6.00% 3/1/39	41,770	47,564
6.00% 5/1/40	1,149,353	1,311,037
6.50% 11/1/36	205,999	240,636
6.50% 8/1/37	110,139	126,526
6.50% 10/1/37	27,604	31,710
6.50% 6/1/38	43,867	50,393
6.50% 4/1/39	121,666	142,267
Freddie Mac S.F. 30 yr TBA
3.00% 7/1/46	5,000,000	5,183,271
3.50% 7/1/46	1,000,000	1,054,219
4.00% 7/1/46	1,500,000	1,605,469
GNMA I S.F. 30 yr
3.00% 9/15/42	1,802,025	1,884,111
3.00% 11/15/42	1,640,613	1,715,347
3.00% 12/15/42	503,553	526,491
3.00% 2/15/45	927,958	972,091
3.50% 10/15/40	286,788	304,641
3.50% 1/15/41	107,388	114,470
3.50% 7/15/41	94,764	101,494
3.50% 10/15/41	732,732	781,055
3.50% 3/15/42	55,308	58,752
3.50% 6/15/42	3,084,983	3,285,197
3.50% 10/15/42	297,826	316,690

LVIP SSGA Bond Index Fund–7

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr (continued)
4.00% 6/15/39	110,019	$118,233
4.00% 4/15/40	2,632,150	2,835,639
4.00% 8/15/40	669,766	719,317
4.00% 10/15/40	737,741	802,273
4.00% 12/15/40	1,074,964	1,174,345
4.00% 1/15/41	1,040,768	1,136,294
4.00% 9/15/41	441,446	475,447
4.50% 2/15/39	228,549	251,987
4.50% 3/15/39	1,283,571	1,414,866
4.50% 4/15/39	122,551	135,056
4.50% 5/15/39	111,540	124,220
4.50% 6/15/39	289,573	319,062
4.50% 7/15/39	460,736	507,981
4.50% 8/15/39	73,851	81,420
4.50% 9/15/39	411,675	453,798
4.50% 10/15/39	1,102,554	1,238,642
4.50% 11/15/39	599,477	663,840
4.50% 12/15/39	303,430	334,848
4.50% 1/15/40	1,240,603	1,372,998
4.50% 4/15/40	307,018	338,243
4.50% 5/15/40	349,227	387,090
4.50% 6/15/40	963,132	1,067,754
4.50% 8/15/40	367,629	405,243
4.50% 9/15/40	204,979	227,311
4.50% 1/15/41	477,376	534,736
4.50% 2/15/41	2,357,234	2,610,422
4.50% 3/15/41	288,853	318,230
4.50% 6/15/41	265,373	292,362
4.50% 7/15/41	34,534	38,116
5.00% 3/15/35	75,456	83,989
5.00% 3/15/38	25,765	28,914
5.00% 4/15/38	26,403	29,699
5.00% 5/15/38	3,977	4,471
5.00% 8/15/38	2,750	3,061
5.00% 11/15/38	56,612	63,082
5.00% 1/15/39	241,132	270,105
5.00% 4/15/39	294,250	330,987
5.00% 5/15/39	1,089,451	1,226,526
5.00% 6/15/39	1,003,694	1,134,805
5.00% 9/15/39	2,109,110	2,389,942
5.00% 10/15/39	178,755	199,978
5.00% 11/15/39	511,447	579,207
5.00% 1/15/40	1,282,172	1,447,965
5.00% 2/15/40	647,514	732,239
5.00% 4/15/40	481,336	538,737
5.00% 7/15/40	479,990	538,670
5.50% 10/15/33	253,319	291,492
5.50% 4/15/37	62,028	70,476
5.50% 7/15/37	29,242	33,002
5.50% 1/15/38	309,744	348,054
5.50% 2/15/38	280,654	318,276
5.50% 7/15/38	116,676	132,449

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr (continued)
5.50% 8/15/38	41,263	$46,496
5.50% 9/15/38	559,829	630,754
5.50% 12/15/38	400,219	450,943
5.50% 1/15/39	204,572	230,404
5.50% 5/15/39	284,540	320,620
5.50% 7/15/39	5,944	6,721
5.50% 10/15/39	304,001	342,553
5.50% 12/15/39	91,282	102,859
5.50% 4/15/40	594,417	681,476
5.50% 2/15/41	77,050	86,827
6.00% 5/15/37	150,495	174,876
6.00% 1/15/38	116,575	133,339
6.00% 3/15/38	5,218	5,973
6.00% 5/15/38	198,115	226,500
6.00% 7/15/38	150,012	171,557
6.00% 8/15/38	90,056	102,967
6.00% 10/15/38	78,475	89,789
6.00% 11/15/38	127,040	145,557
6.00% 12/15/38	176,244	201,850
6.00% 1/15/39	49,337	56,503
6.00% 5/15/39	7,511	8,602
6.00% 6/15/39	6,164	7,054
6.00% 8/15/39	8,091	9,258
6.00% 10/15/39	9,533	10,898
6.00% 6/15/40	7,443	8,524
6.00% 12/15/40	784,518	897,266
6.50% 3/15/38	2,231	2,546
6.50% 5/15/38	24,423	28,445
6.50% 7/15/38	99,632	114,457
6.50% 9/15/38	5,591	6,379
6.50% 10/15/38	23,437	27,112
6.50% 2/15/39	172,291	196,559
6.50% 8/15/39	16,971	19,362
GNMA II S.F. 30 yr
3.00% 9/20/42	2,575,656	2,701,987
3.00% 11/20/42	1,307,587	1,371,722
3.00% 12/20/42	2,050,843	2,151,421
3.00% 1/20/43	2,006,345	2,104,708
3.00% 2/20/43	2,656,021	2,788,390
3.00% 3/20/43	4,400,759	4,618,699
3.00% 6/20/43	1,797,067	1,885,189
3.00% 9/20/43	3,062,029	3,212,232
3.00% 12/20/44	2,847,886	2,981,509
3.00% 3/20/45	2,929,897	3,067,369
3.00% 4/20/45	2,371,749	2,483,032
3.00% 6/20/45	3,707,473	3,881,429
3.00% 8/20/45	4,017,636	4,206,145
3.00% 12/20/45	962,865	1,008,043
3.00% 5/20/46	3,990,958	4,178,214
3.50% 4/20/42	976,075	1,040,342
3.50% 6/20/42	2,905,980	3,097,321

LVIP SSGA Bond Index Fund–8

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
3.50% 10/20/42	1,142,063	$1,217,264
3.50% 12/20/42	2,326,087	2,479,253
3.50% 2/20/43	3,906,387	4,163,616
3.50% 3/20/43	2,693,701	2,884,484
3.50% 5/20/43	2,873,580	3,062,246
3.50% 9/20/43	3,518,984	3,749,657
3.50% 1/20/44	4,061,568	4,326,570
3.50% 10/20/44	3,434,279	3,646,883
3.50% 12/20/44	2,512,585	2,668,129
3.50% 3/20/45	2,334,573	2,479,259
3.50% 4/20/45	10,999,673	11,713,812
3.50% 6/20/45	4,436,383	4,713,674
3.50% 10/20/45	4,430,197	4,708,340
3.50% 11/20/45	2,804,489	2,980,637
3.50% 12/20/45	950,869	1,010,617
3.50% 3/20/46	3,901,380	4,148,195
3.50% 5/20/46	6,858,200	7,291,858
4.00% 5/20/39	1,218,668	1,311,861
4.00% 8/20/40	694,772	745,790
4.00% 10/20/41	127,141	136,857
4.00% 11/20/41	2,157,937	2,322,853
4.00% 12/20/41	869,230	935,549
4.00% 5/20/42	1,968,746	2,117,255
4.00% 7/20/42	1,219,744	1,311,257
4.00% 8/20/42	905,423	973,249
4.00% 8/20/43	1,687,869	1,806,581
4.00% 3/20/44	2,467,591	2,639,230
4.00% 8/20/44	3,269,278	3,496,353
4.00% 10/20/44	965,275	1,032,248
4.00% 12/20/44	3,378,575	3,612,820
4.00% 1/20/45	691,420	739,358
4.00% 2/20/45	1,761,739	1,883,931
4.00% 8/20/45	1,627,153	1,739,977
4.00% 9/20/45	2,358,694	2,522,309
4.00% 10/20/45	3,487,134	3,729,907
4.00% 11/20/45	2,210,753	2,365,399
4.50% 7/20/41	3,094,144	3,378,100
4.50% 12/20/43	2,027,023	2,177,814
4.50% 1/20/44	1,729,516	1,858,143
4.50% 3/20/44	1,311,819	1,409,554
4.50% 4/20/45	1,235,204	1,326,067
5.00% 4/20/43	1,497,419	1,631,041
GNMA II S.F. 30 yr TBA
3.00% 7/20/46	1,000,000	1,045,566
3.50% 7/20/46	8,450,000	8,968,553
4.00% 7/20/46	500,000	534,453

Total Agency Mortgage-Backed Securities (Cost $786,860,902)		809,726,451

AGENCY OBLIGATIONS–2.42%
Federal Farm Credit Banks
0.75% 4/18/18	1,500,000	1,502,097

	Principal Amount°	Value (U.S. $)

AGENCY OBLIGATIONS (continued)
Federal Farm Credit Banks (continued)
1.10% 6/1/18	1,000,000	$1,006,786
Federal Home Loan Banks
0.75% 8/28/17	5,000,000	5,008,600
1.83% 7/29/20	1,000,000	1,032,164
2.25% 9/8/17	500,000	509,423
4.125% 3/13/20	400,000	445,275
4.625% 9/11/20	1,000,000	1,146,550
5.00% 11/17/17	1,700,000	1,801,465
5.375% 5/15/19	1,000,000	1,127,668
5.50% 7/15/36	300,000	433,712
Federal Home Loan Mortgage
0.75% 1/12/18	1,000,000	1,001,866
0.875% 3/7/18	1,250,000	1,252,514
1.00% 9/29/17	1,000,000	1,004,908
1.00% 5/11/18	1,500,000	1,500,185
1.05% 2/26/18	1,500,000	1,500,391
1.10% 2/26/18	2,000,000	2,001,240
1.25% 8/1/19	500,000	506,363
1.25% 10/2/19	1,000,000	1,012,358
1.33% 12/30/20	1,000,000	1,000,466
1.375% 5/1/20	2,600,000	2,640,674
1.75% 5/30/19	500,000	513,967
2.00% 7/30/19	100,000	103,302
2.375% 1/13/22	4,500,000	4,769,901
3.75% 3/27/19	700,000	756,071
4.875% 6/13/18	1,150,000	1,243,140
5.125% 11/17/17	250,000	265,592
5.50% 8/23/17	5,500,000	5,807,054
6.25% 7/15/32	750,000	1,136,623
6.75% 9/15/29	100,000	152,845
6.75% 3/15/31	300,000	465,331
Federal National Mortgage Association
0.875% 10/26/17	750,000	752,710
0.875% 12/20/17	500,000	501,839
0.875% 2/8/18	1,000,000	1,005,258
0.875% 5/21/18	1,750,000	1,757,255
0.90% 11/7/17	750,000	750,215
1.00% 5/21/18	100,000	100,020
1.125% 7/20/18	4,000,000	4,036,424
1.25% 2/26/19	2,000,000	2,000,654
1.75% 1/30/19	1,100,000	1,122,765
1.75% 9/12/19	1,000,000	1,028,170
1.875% 9/18/18	1,000,000	1,025,886
2.125% 4/24/26	3,265,000	3,357,781
2.625% 9/6/24	2,085,000	2,245,731
5.625% 7/15/37	100,000	146,314
6.25% 5/15/29	500,000	729,231
6.625% 11/15/30	300,000	460,359
7.125% 1/15/30	500,000	785,597
7.25% 5/15/30	500,000	796,538
8.95% 2/12/18	1,000,000	1,132,904

LVIP SSGA Bond Index Fund–9

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY OBLIGATIONS (continued)
Financing
9.40% 2/8/18	480,000	$546,962
10.70% 10/6/17	150,000	169,102
Tennessee Valley Authority
3.875% 2/15/21	400,000	449,014
4.625% 9/15/60	150,000	187,446
4.65% 6/15/35	500,000	621,691
4.70% 7/15/33	200,000	248,218
5.25% 9/15/39	1,025,000	1,407,856
5.375% 4/1/56	200,000	278,946
5.50% 7/18/17	100,000	105,069
5.88% 4/1/36	75,000	108,900
6.15% 1/15/38	100,000	148,522
7.125% 5/1/30	100,000	153,358

Total Agency Obligations (Cost $67,787,810)		70,809,266

CORPORATE BONDS–26.57%
Aerospace & Defense–0.40%
Boeing
1.65% 10/30/20	100,000	101,275
1.875% 6/15/23	250,000	250,214
2.20% 10/30/22	100,000	102,753
2.50% 3/1/25	50,000	51,861
2.60% 10/30/25	100,000	104,256
3.30% 3/1/35	100,000	101,895
3.50% 3/1/45	25,000	25,583
4.875% 2/15/20	200,000	224,990
6.00% 3/15/19	100,000	112,965
6.125% 2/15/33	50,000	67,779
6.875% 3/15/39	100,000	150,444
Boeing Capital 4.70% 10/27/19	300,000	334,589
General Dynamics
1.00% 11/15/17	100,000	100,388
2.25% 11/15/22	250,000	255,779
Honeywell International
3.35% 12/1/23	200,000	218,112
4.25% 3/1/21	50,000	56,131
5.00% 2/15/19	100,000	110,259
5.30% 3/1/18	100,000	107,130
5.375% 3/1/41	65,000	84,482
5.70% 3/15/36	150,000	197,909
5.70% 3/15/37	100,000	133,172
L-3 Communications
3.95% 5/28/24	154,000	162,297
4.75% 7/15/20	100,000	108,032
4.95% 2/15/21	100,000	109,467
Lockheed Martin
1.85% 11/23/18	90,000	91,274
2.50% 11/23/20	150,000	154,938
2.90% 3/1/25	300,000	310,513
3.10% 1/15/23	50,000	52,775
3.35% 9/15/21	100,000	106,739

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Lockheed Martin (continued)
3.55% 1/15/26	250,000	$272,103
3.60% 3/1/35	150,000	152,569
3.80% 3/1/45	500,000	513,523
4.07% 12/15/42	279,000	298,245
4.25% 11/15/19	200,000	219,120
4.50% 5/15/36	40,000	44,797
4.70% 5/15/46	109,000	129,032
4.85% 9/15/41	100,000	117,249
Northrop Grumman
1.75% 6/1/18	150,000	151,506
3.25% 8/1/23	350,000	376,175
3.50% 3/15/21	100,000	107,489
5.05% 11/15/40	100,000	120,425
Northrop Grumman Systems 7.75% 2/15/31	150,000	224,933
Precision Castparts
1.25% 1/15/18	200,000	200,948
2.50% 1/15/23	200,000	207,033
3.25% 6/15/25	100,000	106,753
3.90% 1/15/43	50,000	54,098
4.20% 6/15/35	100,000	112,924
4.375% 6/15/45	100,000	117,266
Raytheon
2.50% 12/15/22	125,000	130,316
3.125% 10/15/20	200,000	214,517
4.40% 2/15/20	100,000	110,807
4.70% 12/15/41	200,000	238,627
6.40% 12/15/18	50,000	56,461
7.20% 8/15/27	100,000	143,368
Rockwell Collins
3.70% 12/15/23	150,000	164,199
4.80% 12/15/43	100,000	119,773
5.25% 7/15/19	50,000	55,996
Spirit Aerosystems 3.85% 6/15/26	75,000	77,662
United Technologies
f1.778% 5/4/18	250,000	252,359
3.10% 6/1/22	409,000	436,322
4.15% 5/15/45	250,000	275,309
4.50% 4/15/20	210,000	234,146
4.50% 6/1/42	400,000	459,224
5.375% 12/15/17	150,000	159,474
5.40% 5/1/35	200,000	247,590
6.05% 6/1/36	150,000	200,596
6.125% 2/1/19	250,000	281,172
6.125% 7/15/38	200,000	274,509

		11,646,616

Air Freight & Logistics–0.11%
FedEx
2.625% 8/1/22	55,000	56,507

LVIP SSGA Bond Index Fund–10

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Air Freight & Logistics (continued)
FedEx (continued)
3.20% 2/1/25	200,000	$208,622
3.25% 4/1/26	150,000	157,226
3.875% 8/1/42	100,000	98,809
4.00% 1/15/24	120,000	131,336
4.10% 4/15/43	100,000	102,025
4.10% 2/1/45	200,000	204,209
4.55% 4/1/46	150,000	163,443
4.75% 11/15/45	350,000	391,645
4.90% 1/15/34	60,000	68,309
8.00% 1/15/19	100,000	116,277
JB Hunt Transport Services 3.85% 3/15/24	150,000	159,677
United Parcel Service
2.45% 10/1/22	125,000	130,067
3.125% 1/15/21	350,000	375,435
3.625% 10/1/42	75,000	79,613
4.875% 11/15/40	55,000	69,487
5.125% 4/1/19	200,000	221,555
6.20% 1/15/38	255,000	366,496

		3,100,738

Airlines–0.08%
American Airlines Pass Through Trust
¿Series 2013-2 Class A 4.95% 1/15/23	336,063	365,888
¿Series 2015-1 Class A 3.375% 5/1/27	95,451	96,162
¿Series 2016-2 Class AA 3.20% 6/15/28	500,000	517,585
Continental Airlines Pass Through Trust
¿Series 2010-1 Class A 4.75% 1/12/21	73,497	78,348
¿Series 2012-1 Class A 4.15% 4/11/24	213,086	225,338
Delta Air Lines Pass Through Trust
¿Series 2010-2 Class A 4.95% 5/23/19	53,316	56,382
¿Series 2015-1 Class AA 3.625% 7/30/27	93,118	98,356
Hawaiian Airlines Pass Through Certificates Series 2013-1 Class A 3.90% 1/15/26	36,064	35,794
Southwest Airlines
2.65% 11/5/20	100,000	103,319
2.75% 11/6/19	50,000	51,729
¿Spirit Airlines Pass Through Trust
Series 2015-1 Class A 4.10% 4/1/28	25,000	25,406
United Airlines Pass Through Trust
¿Series 2014-2 Class A 3.75% 9/3/26	194,181	205,589
¿Series 2015-1 Class AA 3.45% 12/1/27	175,000	182,656
¿Series 2016-1 Class A 3.45% 7/7/28	95,000	97,494
¿Series 2016-1 Class AA 3.10% 7/7/28	100,000	101,875
US Airways Pass Through Trust
¿Series 2012-1 Class A 5.90% 10/1/24	39,972	45,768
¿Series 2012-2 Class A 4.625% 6/3/25	79,626	84,910
¿Series 2013-1 Class A 3.95% 11/15/25	87,154	91,948

		2,464,547

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Auto Components–0.06%
Delphi 5.00% 2/15/23	300,000	$318,750
Delphi Automotive
3.15% 11/19/20	50,000	51,482
4.25% 1/15/26	100,000	109,495
Johnson Controls
1.40% 11/2/17	500,000	501,725
3.625% 7/2/24	107,000	113,275
4.25% 3/1/21	60,000	64,774
4.95% 7/2/64	94,000	94,136
5.00% 3/30/20	100,000	109,513
5.70% 3/1/41	70,000	80,769
Magna International 3.625% 6/15/24	200,000	211,310

		1,655,229

Automobiles–0.10%
Daimler Finance North America 8.50% 1/18/31	200,000	325,391
Ford Motor
4.75% 1/15/43	400,000	425,021
7.45% 7/16/31	650,000	873,723
General Motors
6.25% 10/2/43	600,000	668,804
6.60% 4/1/36	305,000	350,746
6.75% 4/1/46	75,000	89,275
Harley-Davidson
3.50% 7/28/25	50,000	53,588
4.625% 7/28/45	50,000	56,004

		2,842,552

Beverages–0.79%
Anheuser-Busch 6.45% 9/1/37	100,000	133,736
Anheuser-Busch InBev Finance
1.25% 1/17/18	250,000	250,337
1.90% 2/1/19	825,000	839,534
2.625% 1/17/23	450,000	455,942
2.65% 2/1/21	1,340,000	1,391,069
3.30% 2/1/23	860,000	907,465
3.65% 2/1/26	1,600,000	1,717,394
4.00% 1/17/43	100,000	103,463
4.625% 2/1/44	850,000	957,888
4.70% 2/1/36	950,000	1,071,005
4.90% 2/1/46	1,230,000	1,447,327
Anheuser-Busch InBev Worldwide
1.375% 7/15/17	500,000	501,507
2.50% 7/15/22	450,000	458,450
3.75% 7/15/42	136,000	136,643
4.375% 2/15/21	30,000	33,055
5.375% 1/15/20	400,000	449,387
6.375% 1/15/40	200,000	270,054
7.75% 1/15/19	500,000	578,791
8.20% 1/15/39	200,000	319,766
Beam Suntory 1.75% 6/15/18	250,000	251,855

LVIP SSGA Bond Index Fund–11

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Beverages (continued)
Bottling Group 5.125% 1/15/19	200,000	$219,566
Brown-Forman
1.00% 1/15/18	250,000	250,174
3.75% 1/15/43	125,000	127,685
Coca-Cola
0.875% 10/27/17	55,000	55,084
1.375% 5/30/19	150,000	151,679
1.65% 3/14/18	250,000	253,425
1.65% 11/1/18	500,000	507,699
2.45% 11/1/20	500,000	521,871
2.50% 4/1/23	250,000	260,411
2.55% 6/1/26	100,000	103,071
2.875% 10/27/25	100,000	106,046
3.15% 11/15/20	170,000	182,920
3.30% 9/1/21	250,000	271,750
Coca-Cola Bottling Consolidated 3.80% 11/25/25	50,000	53,612
Coca-Cola Enterprises
3.50% 9/15/20	100,000	106,184
4.50% 9/1/21	200,000	223,862
Coca-Cola Femsa
2.375% 11/26/18	200,000	204,084
3.875% 11/26/23	200,000	215,069
Diageo Capital
2.625% 4/29/23	350,000	363,678
3.875% 4/29/43	30,000	31,542
4.828% 7/15/20	100,000	112,553
5.75% 10/23/17	100,000	105,986
5.875% 9/30/36	100,000	129,240
Diageo Investment
2.875% 5/11/22	400,000	420,654
8.00% 9/15/22	100,000	132,368
Dr. Pepper Snapple Group
2.00% 1/15/20	66,000	66,316
3.40% 11/15/25	150,000	159,715
4.50% 11/15/45	125,000	138,400
6.82% 5/1/18	100,000	109,935
Fomento Economico Mexicano
2.875% 5/10/23	150,000	150,221
4.375% 5/10/43	200,000	209,377
Molson Coors Brewing
1.45% 7/15/19	80,000	80,262
2.10% 7/15/21	100,000	100,421
3.00% 7/15/26	110,000	110,128
4.20% 7/15/46	95,000	95,809
5.00% 5/1/42	250,000	281,247
PepsiCo
1.00% 10/13/17	85,000	85,121
1.25% 8/13/17	100,000	100,476
1.25% 4/30/18	500,000	502,809
1.50% 2/22/19	85,000	86,227
2.15% 10/14/20	150,000	154,286

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Beverages (continued)
PepsiCo (continued)
2.75% 3/1/23	550,000	$576,201
2.85% 2/24/26	90,000	94,363
3.00% 8/25/21	100,000	106,464
3.125% 11/1/20	250,000	267,481
3.60% 3/1/24	779,000	856,817
3.60% 8/13/42	250,000	255,757
4.00% 3/5/42	100,000	107,679
4.45% 4/14/46	120,000	140,402
4.50% 1/15/20	100,000	110,996
4.875% 11/1/40	100,000	119,443
5.00% 6/1/18	150,000	161,525
5.50% 1/15/40	150,000	193,231
7.90% 11/1/18	200,000	231,396

		23,037,386

Biotechnology–0.35%
Amgen
2.125% 5/1/20	200,000	203,340
2.20% 5/22/19	650,000	667,149
2.70% 5/1/22	100,000	103,048
3.125% 5/1/25	200,000	209,039
3.625% 5/15/22	100,000	107,764
3.625% 5/22/24	150,000	161,211
3.875% 11/15/21	200,000	218,326
4.10% 6/15/21	100,000	109,925
4.40% 5/1/45	300,000	312,936
4.50% 3/15/20	150,000	165,321
5.15% 11/15/41	250,000	285,559
5.65% 6/15/42	200,000	239,356
5.75% 3/15/40	200,000	245,829
6.15% 6/1/18	250,000	273,059
6.375% 6/1/37	100,000	127,847
6.40% 2/1/39	50,000	65,545
6.90% 6/1/38	150,000	211,363
Biogen
2.90% 9/15/20	250,000	260,797
3.625% 9/15/22	145,000	154,133
4.05% 9/15/25	145,000	156,380
5.20% 9/15/45	255,000	287,882
6.875% 3/1/18	100,000	108,883
Celgene
2.125% 8/15/18	110,000	111,702
2.30% 8/15/18	143,000	145,698
2.875% 8/15/20	200,000	207,026
3.25% 8/15/22	250,000	258,569
3.55% 8/15/22	300,000	314,734
3.625% 5/15/24	200,000	208,637
3.875% 8/15/25	200,000	213,734
3.95% 10/15/20	100,000	107,969
4.00% 8/15/23	100,000	106,711

LVIP SSGA Bond Index Fund–12

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Biotechnology (continued)
Celgene (continued)
4.625% 5/15/44	300,000	$313,259
5.00% 8/15/45	110,000	121,627
Genzyme 5.00% 6/15/20	100,000	113,746
Gilead Sciences
1.85% 9/4/18	115,000	117,076
2.55% 9/1/20	350,000	363,896
3.25% 9/1/22	125,000	133,221
3.50% 2/1/25	670,000	715,049
3.65% 3/1/26	300,000	326,846
4.40% 12/1/21	200,000	225,978
4.50% 4/1/21	100,000	112,164
4.50% 2/1/45	80,000	87,416
4.60% 9/1/35	200,000	222,807
4.75% 3/1/46	250,000	284,984
4.80% 4/1/44	400,000	451,084
5.65% 12/1/41	250,000	313,562

		10,252,187

Building Products–0.02%
CRH America 8.125% 7/15/18	125,000	140,412
Fortune Brands Home & Security
3.00% 6/15/20	50,000	51,697
4.00% 6/15/25	50,000	53,272
Martin Marietta Materials 4.25% 7/2/24	55,000	58,679
Owens Corning
4.20% 12/15/22	212,000	226,372
7.00% 12/1/36	100,000	122,364

		652,796

Capital Markets–2.24%
Affiliated Managers Group
4.25% 2/15/24	100,000	106,023
Ameriprise Financial
5.30% 3/15/20	200,000	224,227
7.30% 6/28/19	200,000	231,950
Apollo Investment 5.25% 3/3/25	50,000	50,286
Ares Capital
3.875% 1/15/20	30,000	31,055
4.875% 11/30/18	100,000	104,689
Bank of New York Mellon
1.30% 1/25/18	600,000	602,227
2.10% 8/1/18	500,000	509,567
2.10% 1/15/19	200,000	204,540
2.15% 2/24/20	150,000	152,998
2.30% 9/11/19	500,000	510,424
2.45% 11/27/20	150,000	154,424
2.60% 8/17/20	100,000	103,764
3.00% 2/24/25	100,000	104,958
3.55% 9/23/21	200,000	216,690
3.95% 11/18/25	100,000	112,981
4.15% 2/1/21	100,000	110,383

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
Bank of New York Mellon (continued)
5.45% 5/15/19	100,000	$111,208
Barclays
2.75% 11/8/19	1,000,000	995,465
2.875% 6/8/20	500,000	493,757
3.25% 1/12/21	200,000	199,869
4.375% 1/12/26	200,000	202,630
5.20% 5/12/26	500,000	507,257
5.25% 8/17/45	200,000	210,512
Bear Stearns
4.65% 7/2/18	500,000	528,287
7.25% 2/1/18	300,000	327,102
BlackRock
3.375% 6/1/22	150,000	163,103
5.00% 12/10/19	100,000	112,048
6.25% 9/15/17	100,000	106,362
Charles Schwab
1.50% 3/10/18	50,000	50,482
3.00% 3/10/25	100,000	104,530
3.225% 9/1/22	100,000	106,548
3.45% 2/13/26	70,000	74,745
4.45% 7/22/20	100,000	110,959
Deutsche Bank
2.85% 5/10/19	300,000	300,414
2.95% 8/20/20	150,000	148,827
3.125% 1/13/21	200,000	199,957
3.375% 5/12/21	300,000	301,367
3.70% 5/30/24	490,000	487,913
4.10% 1/13/26	200,000	199,010
6.00% 9/1/17	500,000	521,825
Export-Import Bank of Korea
1.75% 5/26/19	300,000	302,927
2.375% 8/12/19	800,000	820,910
2.625% 5/26/26	300,000	306,098
2.875% 1/21/25	500,000	519,423
3.25% 11/10/25	200,000	214,796
4.00% 1/29/21	100,000	109,276
5.00% 4/11/22	250,000	289,453
5.125% 6/29/20	100,000	112,678
Franklin Resources
2.85% 3/30/25	100,000	103,155
4.625% 5/20/20	100,000	110,866
FS Investment
4.00% 7/15/19	100,000	101,081
4.75% 5/15/22	50,000	51,035
Goldman Sachs Group
2.00% 4/25/19	50,000	50,546
2.375% 1/22/18	500,000	506,912
2.55% 10/23/19	750,000	767,972
2.625% 4/25/21	75,000	76,144
2.75% 9/15/20	625,000	638,584

LVIP SSGA Bond Index Fund–13

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
Goldman Sachs Group (continued)
2.875% 2/25/21	250,000	$256,577
2.90% 7/19/18	500,000	513,339
3.625% 1/22/23	450,000	472,719
3.75% 5/22/25	750,000	784,722
3.85% 7/8/24	400,000	424,836
4.75% 10/21/45	150,000	166,017
5.15% 5/22/45	360,000	377,009
5.25% 7/27/21	400,000	451,900
5.375% 3/15/20	200,000	222,652
5.75% 1/24/22	750,000	871,771
5.95% 1/18/18	700,000	745,977
5.95% 1/15/27	700,000	808,373
6.00% 6/15/20	500,000	571,025
6.125% 2/15/33	250,000	312,593
6.15% 4/1/18	500,000	538,972
6.25% 2/1/41	255,000	331,152
6.45% 5/1/36	600,000	710,763
6.75% 10/1/37	800,000	989,855
7.50% 2/15/19	825,000	944,047
Invesco Finance
3.75% 1/15/26	100,000	107,474
4.00% 1/30/24	500,000	547,567
Janus Capital Group 4.875% 8/1/25	150,000	162,494
Jefferies Group
5.125% 1/20/23	150,000	157,795
6.25% 1/15/36	100,000	100,838
8.50% 7/15/19	200,000	228,722
KFW
^0.419% 4/18/36	200,000	120,173
^0.43% 6/29/37	500,000	291,463
0.875% 9/5/17	350,000	350,725
0.875% 4/19/18	700,000	701,271
1.00% 1/26/18	1,000,000	1,003,401
1.00% 6/11/18	1,000,000	1,003,386
1.50% 6/15/21	700,000	709,274
1.625% 3/15/21	1,000,000	1,019,601
1.875% 11/30/20	500,000	515,025
2.00% 10/4/22	700,000	722,647
2.00% 5/2/25	1,200,000	1,231,709
2.125% 1/17/23	1,000,000	1,041,263
2.50% 11/20/24	1,000,000	1,064,753
2.625% 1/25/22	400,000	426,490
2.75% 9/8/20	2,500,000	2,661,935
4.00% 1/27/20	750,000	825,943
4.375% 3/15/18	350,000	371,054
4.50% 7/16/18	800,000	858,733
4.875% 6/17/19	500,000	556,899
Korea Development Bank
2.25% 8/7/17	250,000	252,768
3.00% 3/17/19	500,000	520,377
3.50% 8/22/17	250,000	256,546

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
Landwirtschaftliche Rentenbank
1.00% 4/4/18	500,000	$502,011
1.375% 10/23/19	300,000	303,713
1.75% 4/15/19	1,125,000	1,151,381
2.375% 9/13/17	300,000	305,763
Lazard Group
3.75% 2/13/25	100,000	99,590
4.25% 11/14/20	106,000	112,940
Legg Mason
4.75% 3/15/26	150,000	158,483
5.625% 1/15/44	100,000	103,104
Lloyds Bank
2.00% 8/17/18	200,000	199,837
2.05% 1/22/19	200,000	199,555
2.30% 11/27/18	250,000	251,495
2.70% 8/17/20	200,000	203,606
3.50% 5/14/25	200,000	205,737
6.375% 1/21/21	300,000	351,777
Lloyds Banking Group
3.10% 7/6/21	200,000	199,852
#144A 4.582% 12/10/25	300,000	302,151
4.65% 3/24/26	200,000	202,916
Morgan Stanley
1.875% 1/5/18	600,000	603,616
2.125% 4/25/18	700,000	707,638
2.45% 2/1/19	170,000	173,299
2.50% 1/24/19	250,000	255,210
2.50% 4/21/21	425,000	429,929
2.65% 1/27/20	500,000	508,675
3.70% 10/23/24	1,125,000	1,179,275
3.75% 2/25/23	500,000	530,367
3.875% 1/27/26	265,000	281,884
3.95% 4/23/27	300,000	304,054
4.00% 7/23/25	200,000	214,566
4.10% 5/22/23	1,050,000	1,090,334
4.30% 1/27/45	500,000	528,475
4.35% 9/8/26	300,000	314,481
4.875% 11/1/22	250,000	274,139
5.00% 11/24/25	175,000	191,951
5.50% 1/26/20	200,000	222,624
5.50% 7/28/21	300,000	342,946
5.625% 9/23/19	350,000	388,616
5.75% 1/25/21	650,000	741,846
5.95% 12/28/17	300,000	319,146
6.25% 8/9/26	100,000	125,987
6.375% 7/24/42	850,000	1,155,279
6.625% 4/1/18	500,000	542,111
7.25% 4/1/32	100,000	138,982
7.30% 5/13/19	300,000	344,914
Nomura Holdings
2.75% 3/19/19	350,000	358,402
6.70% 3/4/20	83,000	96,448

LVIP SSGA Bond Index Fund–14

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
Northern Trust
3.45% 11/4/20	100,000	$107,680
3.95% 10/30/25	250,000	279,437
6.50% 8/15/18	850,000	940,714
Oesterreichische Kontrollbank
1.125% 5/29/18	350,000	351,438
1.375% 2/10/20	300,000	302,229
1.875% 1/20/21	900,000	922,573
PennantPark Investment 4.50% 10/1/19	150,000	149,861
Prospect Capital 5.00% 7/15/19	200,000	198,709
Raymond James Financial
8.60% 8/15/19	200,000	236,951
TD Ameritrade Holding 2.95% 4/1/22	250,000	260,679
UBS
1.375% 8/14/17	500,000	500,504
2.35% 3/26/20	700,000	717,394

		65,669,118

Chemicals–0.46%
Agrium
3.15% 10/1/22	100,000	101,994
4.125% 3/15/35	500,000	484,401
6.125% 1/15/41	245,000	291,703
6.75% 1/15/19	100,000	111,324
Air Products & Chemicals
3.35% 7/31/24	250,000	271,135
4.375% 8/21/19	50,000	54,725
Airgas
2.90% 11/15/22	150,000	152,905
3.05% 8/1/20	100,000	104,142
Albemarle 5.45% 12/1/44	500,000	535,061
CF Industries
3.45% 6/1/23	38,000	38,024
4.95% 6/1/43	38,000	35,067
5.15% 3/15/34	450,000	440,611
7.125% 5/1/20	200,000	230,955
Cytec Industries 3.95% 5/1/25	100,000	99,843
Dow Chemical
4.25% 11/15/20	700,000	766,582
4.375% 11/15/42	400,000	410,042
5.25% 11/15/41	100,000	111,473
7.375% 11/1/29	125,000	167,983
8.55% 5/15/19	355,000	421,671
9.40% 5/15/39	100,000	156,832
E.I. du Pont de Nemours
3.625% 1/15/21	100,000	107,325
4.15% 2/15/43	100,000	103,160
4.25% 4/1/21	150,000	166,910
5.75% 3/15/19	100,000	111,036
6.00% 7/15/18	400,000	438,348
6.50% 1/15/28	150,000	190,472

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Chemicals (continued)
Eastman Chemical
3.60% 8/15/22	225,000	$236,672
3.80% 3/15/25	100,000	105,879
4.65% 10/15/44	70,000	71,879
4.80% 9/1/42	250,000	260,095
5.50% 11/15/19	100,000	110,794
Ecolab
2.00% 1/14/19	100,000	101,367
2.25% 1/12/20	200,000	203,766
3.25% 1/14/23	100,000	105,143
4.35% 12/8/21	200,000	226,689
FMC
3.95% 2/1/22	100,000	104,698
4.10% 2/1/24	100,000	105,457
International Flavors & Fragrances
3.20% 5/1/23	50,000	51,462
Lubrizol 8.875% 2/1/19	150,000	178,745
LYB International Finance
4.00% 7/15/23	200,000	214,465
LyondellBasell Industries
5.00% 4/15/19	500,000	541,515
6.00% 11/15/21	350,000	410,829
Methanex 5.65% 12/1/44	200,000	166,507
Monsanto
2.125% 7/15/19	400,000	404,635
2.20% 7/15/22	100,000	98,919
3.60% 7/15/42	125,000	108,467
4.70% 7/15/64	250,000	228,745
5.125% 4/15/18	25,000	26,592
5.875% 4/15/38	50,000	57,342
Mosaic
4.25% 11/15/23	125,000	134,839
5.45% 11/15/33	104,000	115,342
5.625% 11/15/43	200,000	222,628
NewMarket 4.10% 12/15/22	50,000	51,934
Potash of Saskatchewan
3.00% 4/1/25	300,000	304,565
4.875% 3/30/20	10,000	11,037
6.50% 5/15/19	145,000	163,986
PPG Industries
2.30% 11/15/19	100,000	100,882
3.60% 11/15/20	100,000	105,211
Praxair
1.05% 11/7/17	175,000	175,169
1.25% 11/7/18	100,000	100,337
2.20% 8/15/22	100,000	102,848
2.25% 9/24/20	250,000	259,183
2.70% 2/21/23	100,000	104,307
4.05% 3/15/21	100,000	111,221
4.50% 8/15/19	100,000	110,195
Rohm & Haas 7.85% 7/15/29	150,000	206,963

LVIP SSGA Bond Index Fund–15

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Chemicals (continued)
RPM International
5.25% 6/1/45	100,000	$102,318
6.125% 10/15/19	100,000	111,358
Sherwin-Williams 1.35% 12/15/17	200,000	200,416
Syngenta Finance 3.125% 3/28/22	100,000	104,907
Valspar
3.95% 1/15/26	250,000	263,771
7.25% 6/15/19	50,000	57,049
Westlake Chemical 3.60% 7/15/22	50,000	51,241

		13,496,093

Commercial Banks–2.63%
American Express Bank 6.00% 9/13/17	250,000	263,421
American Express Centurion Bank 6.00% 9/13/17	100,000	105,369
Australia & New Zealand Banking Group
1.45% 5/15/18	250,000	250,572
2.70% 11/16/20	250,000	259,630
3.70% 11/16/25	250,000	277,105
Banco Bilbao Vizcaya Argentaria 3.00% 10/20/20	200,000	203,898
Bancolombia 5.95% 6/3/21	200,000	219,200
Bank of America North America
1.75% 6/5/18	500,000	503,477
2.05% 12/7/18	750,000	761,261
6.00% 10/15/36	400,000	512,060
Bank of Montreal
1.45% 4/9/18	500,000	502,507
1.80% 7/31/18	200,000	202,519
2.55% 11/6/22	300,000	310,405
Bank of Nova Scotia
1.375% 12/18/17	150,000	150,506
1.45% 4/25/18	250,000	250,957
1.65% 6/14/19	500,000	503,215
1.85% 4/14/20	500,000	506,907
1.875% 4/26/21	300,000	302,604
1.95% 1/15/19	350,000	355,317
2.35% 10/21/20	150,000	153,469
2.45% 3/22/21	150,000	154,229
2.80% 7/21/21	550,000	574,185
4.50% 12/16/25	150,000	156,145
Bank One 8.00% 4/29/27	100,000	135,791
Barclays Bank 5.14% 10/14/20	200,000	212,152
BB&T
2.05% 6/19/18	350,000	355,772
2.05% 5/10/21	250,000	253,835
2.45% 1/15/20	700,000	719,863
BNP Paribas
2.375% 9/14/17	250,000	253,645
2.70% 8/20/18	300,000	307,410
3.25% 3/3/23	500,000	520,437

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
BNP Paribas (continued)
4.25% 10/15/24	200,000	$205,939
5.00% 1/15/21	300,000	337,148
BPCE
2.25% 1/27/20	550,000	560,460
2.50% 12/10/18	250,000	256,447
2.50% 7/15/19	250,000	256,473
Branch Banking & Trust
1.35% 10/1/17	250,000	250,681
2.30% 10/15/18	250,000	256,337
3.625% 9/16/25	250,000	269,451
Canadian Imperial Bank of Commerce 1.55% 1/23/18	200,000	200,893
Capital One 2.40% 9/5/19	300,000	304,195
Capital One Financial
2.45% 4/24/19	350,000	355,609
3.20% 2/5/25	150,000	151,402
3.50% 6/15/23	600,000	620,080
4.20% 10/29/25	200,000	206,001
4.75% 7/15/21	100,000	111,439
Citizens Bank 2.55% 5/13/21	250,000	252,696
Citizens Financial Group
4.30% 12/3/25	150,000	158,187
4.35% 8/1/25	300,000	316,287
Comerica
2.125% 5/23/19	50,000	50,700
3.80% 7/22/26	60,000	61,174
Comerica Bank 4.00% 7/27/25	250,000	258,472
Commonwealth Bank of Australia
1.75% 11/2/18	250,000	251,880
1.90% 9/18/17	250,000	252,311
2.05% 3/15/19	250,000	253,588
2.25% 3/13/19	250,000	255,197
2.30% 9/6/19	250,000	255,984
2.50% 9/20/18	800,000	819,213
2.55% 3/15/21	250,000	258,179
Compass Bank
3.875% 4/10/25	250,000	240,346
6.40% 10/1/17	100,000	104,785
Cooperatieve Rabobank
1.70% 3/19/18	250,000	252,262
2.25% 1/14/19	300,000	305,889
2.50% 1/19/21	250,000	256,419
3.375% 5/21/25	500,000	522,993
3.875% 2/8/22	250,000	271,806
3.95% 11/9/22	250,000	258,907
4.50% 1/11/21	550,000	611,465
4.625% 12/1/23	350,000	369,653
5.25% 5/24/41	150,000	187,042
5.25% 8/4/45	250,000	278,998
Credit Suisse New York
1.70% 4/27/18	250,000	250,334

LVIP SSGA Bond Index Fund–16

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
Credit Suisse New York (continued)
2.30% 5/28/19	250,000	$253,453
3.625% 9/9/24	700,000	724,965
4.375% 8/5/20	200,000	216,010
5.30% 8/13/19	100,000	110,419
6.00% 2/15/18	500,000	528,443
Discover Bank
2.00% 2/21/18	250,000	250,909
2.60% 11/13/18	455,000	462,098
4.20% 8/8/23	250,000	264,659
Fifth Third Bancorp
2.875% 7/27/20	500,000	522,330
3.50% 3/15/22	200,000	212,304
4.30% 1/16/24	250,000	266,891
8.25% 3/1/38	100,000	150,388
Fifth Third Bank
2.25% 6/14/21	500,000	508,149
2.30% 3/15/19	200,000	204,014
HSBC Bank USA
5.625% 8/15/35	500,000	577,691
5.875% 11/1/34	100,000	119,229
7.00% 1/15/39	100,000	126,749
HSBC Holdings
2.95% 5/25/21	500,000	505,523
3.40% 3/8/21	250,000	257,773
3.60% 5/25/23	500,000	511,451
3.90% 5/25/26	1,095,000	1,127,938
4.00% 3/30/22	500,000	525,977
4.25% 3/14/24	300,000	304,030
4.30% 3/8/26	250,000	264,708
5.10% 4/5/21	300,000	331,232
6.10% 1/14/42	200,000	259,266
6.50% 5/2/36	200,000	240,845
6.50% 9/15/37	200,000	241,167
6.80% 6/1/38	200,000	249,902
HSBC USA
1.625% 1/16/18	500,000	499,221
2.00% 8/7/18	150,000	150,535
2.25% 6/23/19	300,000	301,545
2.75% 8/7/20	100,000	100,845
3.50% 6/23/24	800,000	822,656
5.00% 9/27/20	300,000	322,517
Huntington Bancshares 2.60% 8/2/18	250,000	254,913
Huntington National Bank
2.20% 11/6/18	250,000	253,199
2.40% 4/1/20	250,000	253,964
2.875% 8/20/20	250,000	257,341
Industrial & Commercial Bank of China 3.231% 11/13/19	500,000	519,919
Intesa Sanpaolo
3.875% 1/16/18	300,000	307,914
3.875% 1/15/19	600,000	617,051

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
#Itau CorpBanca 144A 3.875% 9/22/19	300,000	$315,056
JPMorgan Chase Bank 6.00% 10/1/17	950,000	1,003,582
KeyBank
1.65% 2/1/18	250,000	251,509
2.35% 3/8/19	250,000	255,453
3.18% 5/22/22	300,000	307,836
KeyCorp
2.90% 9/15/20	195,000	201,885
5.10% 3/24/21	300,000	337,835
Manufacturers & Traders Trust
2.25% 7/25/19	350,000	357,510
2.30% 1/30/19	250,000	255,041
MUFG Union Bank 2.625% 9/26/18	250,000	255,554
National Australia Bank
2.625% 7/23/20	250,000	258,394
3.00% 1/20/23	500,000	523,471
National Bank of Canada 2.10% 12/14/18	250,000	253,414
National City 6.875% 5/15/19	100,000	112,789
PNC Bank
1.50% 2/23/18	300,000	302,191
1.80% 11/5/18	250,000	253,115
1.95% 3/4/19	250,000	253,858
2.15% 4/29/21	250,000	254,849
2.30% 6/1/20	250,000	256,234
2.45% 11/5/20	250,000	257,025
2.60% 7/21/20	250,000	259,033
2.70% 11/1/22	250,000	252,888
3.25% 6/1/25	250,000	265,923
4.20% 11/1/25	500,000	562,511
6.875% 4/1/18	150,000	163,823
PNC Funding
3.30% 3/8/22	300,000	319,296
5.125% 2/8/20	100,000	111,935
6.70% 6/10/19	150,000	172,063
Regions Bank 2.25% 9/14/18	250,000	251,793
Regions Financial
2.00% 5/15/18	250,000	250,546
3.20% 2/8/21	100,000	103,037
Royal Bank of Canada
1.20% 9/19/17	350,000	350,822
1.625% 4/15/19	500,000	503,913
1.80% 7/30/18	150,000	151,679
2.00% 12/10/18	500,000	509,467
2.15% 3/15/19	200,000	204,408
2.15% 3/6/20	250,000	254,446
2.20% 7/27/18	150,000	152,992
2.20% 9/23/19	550,000	564,862
2.35% 10/30/20	1,000,000	1,028,129
Royal Bank of Scotland Group 4.80% 4/5/26	700,000	713,699

LVIP SSGA Bond Index Fund–17

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
Santander Holdings USA
2.65% 4/17/20	300,000	$296,507
2.70% 5/24/19	200,000	201,097
4.50% 7/17/25	250,000	257,264
Santander Issuances 5.179% 11/19/25	200,000	200,174
Santander UK
2.00% 8/24/18	533,000	533,961
2.35% 9/10/19	335,000	337,043
2.50% 3/14/19	150,000	151,589
3.05% 8/23/18	250,000	255,989
Santander UK Group Holdings 2.875% 10/16/20	100,000	99,427
Skandinaviska Enskilda Banken 2.625% 3/15/21	250,000	258,060
Societe Generale 2.75% 10/12/17	150,000	152,484
Sumitomo Mitsui Banking
1.80% 7/18/17	250,000	251,443
2.05% 1/18/19	250,000	252,416
2.45% 1/10/19	300,000	306,510
2.45% 1/16/20	600,000	613,457
2.50% 7/19/18	250,000	255,245
2.65% 7/23/20	400,000	413,417
3.20% 7/18/22	250,000	262,432
Sumitomo Mitsui Financial Group
2.934% 3/9/21	200,000	208,591
3.784% 3/9/26	200,000	218,063
SunTrust Bank
3.30% 5/15/26	200,000	202,047
7.25% 3/15/18	200,000	218,074
SunTrust Banks
2.50% 5/1/19	450,000	459,672
2.90% 3/3/21	100,000	103,649
SVB Financial Group 5.375% 9/15/20	150,000	167,602
Svenska Handelsbanken
1.625% 3/21/18	250,000	251,658
2.40% 10/1/20	400,000	410,134
2.45% 3/30/21	250,000	256,997
2.50% 1/25/19	250,000	257,524
Toronto-Dominion Bank
1.40% 4/30/18	650,000	652,598
1.95% 1/22/19	250,000	253,880
2.125% 7/2/19	200,000	204,804
2.125% 4/7/21	150,000	152,755
2.25% 11/5/19	250,000	256,669
2.50% 12/14/20	200,000	207,001
2.625% 9/10/18	100,000	102,908
U.S. Bancorp
1.95% 11/15/18	600,000	612,804
2.35% 1/29/21	150,000	154,937
2.95% 7/15/22	200,000	208,297
3.00% 3/15/22	150,000	159,664
3.10% 4/27/26	65,000	67,695

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
U.S. Bancorp (continued)
3.60% 9/11/24	250,000	$269,578
3.70% 1/30/24	250,000	275,273
U.S. Bank
1.375% 9/11/17	250,000	251,298
1.40% 4/26/19	700,000	704,343
Wachovia
5.50% 8/1/35	150,000	173,433
5.75% 2/1/18	600,000	642,284
Wells Fargo
1.50% 1/16/18	250,000	251,457
2.15% 1/15/19	1,187,000	1,212,275
2.50% 3/4/21	350,000	359,139
2.55% 12/7/20	300,000	308,935
2.60% 7/22/20	1,050,000	1,079,723
3.00% 4/22/26	150,000	153,097
3.30% 9/9/24	250,000	262,489
3.45% 2/13/23	250,000	258,911
3.50% 3/8/22	600,000	644,090
3.90% 5/1/45	510,000	536,716
4.10% 6/3/26	740,000	792,483
4.125% 8/15/23	300,000	323,279
4.30% 7/22/27	750,000	810,874
4.40% 6/14/46	250,000	255,343
4.60% 4/1/21	350,000	391,364
4.65% 11/4/44	225,000	237,869
5.375% 11/2/43	775,000	904,919
5.625% 12/11/17	150,000	159,495
Wells Fargo Bank
1.65% 1/22/18	250,000	252,185
1.75% 5/24/19	250,000	253,489
5.85% 2/1/37	450,000	566,554
6.00% 11/15/17	300,000	319,271
6.60% 1/15/38	450,000	618,481
Wells Fargo Capital X 5.95% 12/15/36	100,000	106,000
Westpac Banking
1.50% 12/1/17	150,000	150,766
1.55% 5/25/18	100,000	100,651
1.60% 1/12/18	250,000	251,439
1.65% 5/13/19	150,000	150,544
1.95% 11/23/18	500,000	506,785
2.00% 8/14/17	250,000	252,491
2.10% 5/13/21	150,000	152,054
2.25% 7/30/18	100,000	101,971
2.25% 1/17/19	150,000	153,219
2.30% 5/26/20	100,000	102,001
2.60% 11/23/20	150,000	155,140
2.85% 5/13/26	150,000	152,489
4.875% 11/19/19	250,000	276,715

		77,096,634

LVIP SSGA Bond Index Fund–18

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Services & Supplies–0.10%
Cintas No. 2 4.30% 6/1/21	60,000	$66,368
Pitney Bowes
4.625% 3/15/24	200,000	211,372
4.75% 5/15/18	200,000	211,002
Republic Services
2.90% 7/1/26	110,000	111,796
3.20% 3/15/25	250,000	261,624
3.80% 5/15/18	100,000	104,678
4.75% 5/15/23	100,000	114,642
5.25% 11/15/21	100,000	115,712
5.50% 9/15/19	299,000	334,141
5.70% 5/15/41	50,000	63,681
Verisk Analytics
4.00% 6/15/25	100,000	105,225
4.125% 9/12/22	100,000	106,625
Waste Management
2.40% 5/15/23	100,000	101,599
3.125% 3/1/25	100,000	104,753
3.50% 5/15/24	250,000	270,659
3.90% 3/1/35	550,000	578,222
4.10% 3/1/45	55,000	60,280

		2,922,379

Communications Equipment–0.23%
Cisco Systems
1.40% 2/28/18	400,000	403,721
1.60% 2/28/19	275,000	279,247
1.65% 6/15/18	100,000	101,329
2.20% 2/28/21	150,000	154,695
2.45% 6/15/20	100,000	104,184
2.60% 2/28/23	150,000	158,212
2.90% 3/4/21	615,000	653,595
2.95% 2/28/26	150,000	159,849
3.00% 6/15/22	60,000	64,543
3.50% 6/15/25	45,000	50,503
3.625% 3/4/24	100,000	112,205
4.45% 1/15/20	300,000	331,531
4.95% 2/15/19	450,000	494,649
5.50% 1/15/40	200,000	262,805
5.90% 2/15/39	300,000	408,093
Harris
2.70% 4/27/20	30,000	30,435
3.832% 4/27/25	450,000	477,997
4.854% 4/27/35	70,000	77,083
5.054% 4/27/45	70,000	79,711
Juniper Networks
3.125% 2/26/19	50,000	51,458
4.60% 3/15/21	100,000	107,452
5.95% 3/15/41	100,000	100,501
Motorola Solutions
3.50% 3/1/23	100,000	96,679
4.00% 9/1/24	250,000	244,939

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Communications Equipment (continued)
QUALCOMM
1.40% 5/18/18	196,000	$197,797
2.25% 5/20/20	300,000	308,516
3.00% 5/20/22	300,000	316,847
3.45% 5/20/25	300,000	319,173
4.65% 5/20/35	200,000	217,620
4.80% 5/20/45	200,000	210,290
Telefonakaiebolaget LM Ericsson 4.125% 5/15/22	250,000	270,829

		6,846,488

Computers & Peripherals–0.06%
Cadence Design Systems 4.375% 10/15/24	75,000	77,626
EMC
1.875% 6/1/18	250,000	245,086
2.65% 6/1/20	300,000	286,520
3.375% 6/1/23	250,000	227,882
Lexmark International 5.125% 3/15/20	100,000	104,318
NetApp 3.375% 6/15/21	150,000	152,595
Seagate HDD Cayman 3.75% 11/15/18	600,000	600,753

		1,694,780

Construction & Engineering–0.03%
ABB Finance USA
2.875% 5/8/22	250,000	260,661
4.375% 5/8/42	187,000	213,226
Fluor 3.50% 12/15/24	100,000	107,032
Leucadia National 5.50% 10/18/23	200,000	203,854

		784,773

Construction Materials–0.01%
Vulcan Materials 7.50% 6/15/21	250,000	301,575

		301,575

Consumer Finance–0.76%
American Express
1.55% 5/22/18	250,000	251,353
2.65% 12/2/22	115,000	116,674
4.05% 12/3/42	135,000	141,914
6.15% 8/28/17	300,000	316,680
7.00% 3/19/18	100,000	109,277
8.125% 5/20/19	100,000	117,301
American Express Credit
1.80% 7/31/18	150,000	151,374
1.875% 11/5/18	265,000	267,908
2.125% 7/27/18	500,000	507,859
2.25% 8/15/19	200,000	204,255
2.25% 5/5/21	700,000	712,897
2.60% 9/14/20	200,000	206,743
American Honda Finance
1.20% 7/14/17	200,000	200,319

LVIP SSGA Bond Index Fund–19

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Consumer Finance (continued)
American Honda Finance (continued)
1.55% 12/11/17	200,000	$201,700
1.60% 7/13/18	200,000	202,288
1.70% 2/22/19	50,000	50,884
2.125% 10/10/18	200,000	205,415
2.45% 9/24/20	150,000	155,881
Capital One Bank USA
2.15% 11/21/18	400,000	403,054
2.25% 2/13/19	500,000	506,711
8.80% 7/15/19	200,000	236,431
Caterpillar Financial Services
1.50% 2/23/18	100,000	100,922
1.70% 6/16/18	700,000	709,123
2.45% 9/6/18	250,000	257,536
2.50% 11/13/20	250,000	260,141
3.30% 6/9/24	150,000	160,268
7.15% 2/15/19	200,000	229,798
Discover Financial Services
3.75% 3/4/25	100,000	100,924
3.95% 11/6/24	100,000	102,670
5.20% 4/27/22	100,000	109,835
Ford Motor Credit
1.724% 12/6/17	550,000	551,362
2.021% 5/3/19	200,000	201,840
2.24% 6/15/18	245,000	247,587
2.375% 1/16/18	250,000	253,170
2.375% 3/12/19	200,000	202,937
2.459% 3/27/20	200,000	201,829
2.551% 10/5/18	200,000	203,808
3.096% 5/4/23	200,000	203,104
3.157% 8/4/20	300,000	311,342
3.20% 1/15/21	300,000	309,350
3.336% 3/18/21	200,000	207,651
3.664% 9/8/24	250,000	259,362
4.134% 8/4/25	300,000	322,257
5.00% 5/15/18	500,000	530,003
5.75% 2/1/21	200,000	227,576
5.875% 8/2/21	750,000	861,139
General Motors Financial
2.40% 5/9/19	125,000	125,434
3.10% 1/15/19	200,000	204,436
3.15% 1/15/20	800,000	810,502
3.20% 7/13/20	200,000	202,801
3.20% 7/6/21	200,000	200,545
3.70% 11/24/20	250,000	257,107
3.70% 5/9/23	140,000	140,934
4.00% 1/15/25	600,000	608,149
4.20% 3/1/21	250,000	261,809
4.30% 7/13/25	100,000	102,785
4.75% 8/15/17	700,000	722,480
5.25% 3/1/26	200,000	217,824
HSBC Finance 6.676% 1/15/21	323,000	362,280

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Consumer Finance (continued)
John Deere Capital
1.55% 12/15/17	600,000	$605,795
1.60% 7/13/18	50,000	50,519
1.70% 1/15/20	350,000	352,881
2.25% 4/17/19	200,000	205,613
2.30% 9/16/19	500,000	515,732
2.65% 6/10/26	300,000	306,707
2.80% 3/6/23	200,000	210,448
PACCAR Financial
1.30% 5/10/19	130,000	130,573
1.40% 5/18/18	125,000	125,914
1.75% 8/14/18	35,000	35,547
2.50% 8/14/20	50,000	51,460
Toyota Motor Credit
1.20% 4/6/18	150,000	150,627
1.25% 10/5/17	250,000	251,065
1.40% 5/20/19	500,000	503,140
1.70% 2/19/19	150,000	151,976
1.90% 4/8/21	150,000	152,452
2.10% 1/17/19	350,000	358,208
2.125% 7/18/19	200,000	205,439
2.75% 5/17/21	250,000	262,241
3.30% 1/12/22	400,000	430,766
3.40% 9/15/21	600,000	653,546

		22,320,187

Containers & Packaging–0.04%
Avery Dennison 5.375% 4/15/20	50,000	54,931
Bemis
4.50% 10/15/21	300,000	328,181
6.80% 8/1/19	10,000	11,423
Packaging Corporation of America
3.90% 6/15/22	50,000	53,078
4.50% 11/1/23	150,000	163,177
Sonoco Products
4.375% 11/1/21	100,000	107,754
5.75% 11/1/40	100,000	119,159
WestRock RKT 4.90% 3/1/22	200,000	222,289

		1,059,992

Diversified Consumer Services–0.07%
Block Financial 4.125% 10/1/20	250,000	257,762
Board of Trustees of the Leland Stanford Junior University
3.46% 5/1/47	75,000	82,002
4.75% 5/1/19	250,000	274,608
California Institute of Technology 4.321% 8/1/45	60,000	71,784
Cornell University 5.45% 2/1/19	200,000	220,953
George Washington University 4.30% 9/15/44	100,000	107,798

LVIP SSGA Bond Index Fund–20

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Consumer Services (continued)
Massachusetts Institute of Technology 5.60% 7/1/11	200,000	$285,661
Metropolitan Museum of Art 3.40% 7/1/45	50,000	53,023
Northwestern University
3.688% 12/1/38	70,000	76,660
3.868% 12/1/48	100,000	114,032
President and Fellows of Harvard College 3.619% 10/1/37	72,000	78,706
Princeton University
4.95% 3/1/19	100,000	110,049
5.70% 3/1/39	50,000	71,594
William Marsh Rice University 3.574% 5/15/45	100,000	107,707
Yale University 2.086% 4/15/19	100,000	103,314

		2,015,653

Diversified Financial Services–2.02%
Air Lease
2.625% 9/4/18	100,000	100,031
3.375% 1/15/19	250,000	255,625
3.375% 6/1/21	100,000	102,997
3.875% 4/1/21	125,000	129,375
4.25% 9/15/24	300,000	305,250
Bank of America
2.00% 1/11/18	500,000	503,383
2.25% 4/21/20	250,000	251,625
2.60% 1/15/19	543,000	555,974
2.625% 10/19/20	200,000	203,393
2.625% 4/19/21	350,000	355,766
3.30% 1/11/23	1,000,000	1,030,651
3.50% 4/19/26	350,000	362,434
3.875% 8/1/25	400,000	425,138
3.95% 4/21/25	250,000	255,057
4.00% 4/1/24	475,000	507,811
4.10% 7/24/23	1,350,000	1,448,523
4.25% 10/22/26	1,133,000	1,177,469
4.45% 3/3/26	430,000	450,636
5.00% 5/13/21	350,000	392,314
5.00% 1/21/44	650,000	754,817
5.625% 7/1/20	250,000	281,514
5.65% 5/1/18	500,000	536,058
5.75% 12/1/17	550,000	582,341
5.875% 1/5/21	250,000	287,080
5.875% 2/7/42	218,000	276,178
6.00% 9/1/17	500,000	525,801
6.11% 1/29/37	200,000	238,128
6.40% 8/28/17	200,000	211,092
6.875% 4/25/18	800,000	873,773
6.875% 11/15/18	300,000	334,091
7.625% 6/1/19	300,000	347,459
7.75% 5/14/38	200,000	282,484

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
#@BGC Partners 144A 5.125% 5/27/21	100,000	$101,922
BP Capital Markets
1.375% 11/6/17	150,000	150,554
1.375% 5/10/18	150,000	150,262
1.676% 5/3/19	60,000	60,504
2.237% 5/10/19	400,000	410,928
2.241% 9/26/18	400,000	408,550
2.315% 2/13/20	650,000	665,670
2.75% 5/10/23	250,000	252,143
3.119% 5/4/26	75,000	76,705
3.245% 5/6/22	200,000	210,061
3.535% 11/4/24	100,000	105,487
3.994% 9/26/23	250,000	271,710
4.742% 3/11/21	500,000	561,995
4.75% 3/10/19	300,000	325,985
Citigroup
1.55% 8/14/17	250,000	250,882
1.70% 4/27/18	700,000	701,434
1.75% 5/1/18	500,000	502,423
1.85% 11/24/17	50,000	50,293
2.05% 12/7/18	1,150,000	1,159,821
2.05% 6/7/19	250,000	251,899
2.40% 2/18/20	750,000	758,332
2.50% 7/29/19	500,000	509,690
2.65% 10/26/20	350,000	356,529
2.70% 3/30/21	300,000	305,676
3.40% 5/1/26	550,000	565,117
3.70% 1/12/26	400,000	421,921
3.75% 6/16/24	400,000	421,719
3.875% 10/25/23	350,000	376,071
4.05% 7/30/22	107,000	112,886
4.30% 11/20/26	400,000	412,964
4.45% 9/29/27	600,000	619,431
4.50% 1/14/22	730,000	807,895
4.60% 3/9/26	105,000	111,537
4.65% 7/30/45	250,000	275,868
4.75% 5/18/46	150,000	151,126
5.30% 5/6/44	167,000	180,995
5.50% 9/13/25	200,000	224,598
5.875% 2/22/33	200,000	226,884
5.875% 1/30/42	150,000	190,563
6.00% 10/31/33	100,000	116,810
6.625% 6/15/32	100,000	122,777
6.675% 9/13/43	150,000	193,258
8.125% 7/15/39	350,000	547,625
CME Group
3.00% 9/15/22	300,000	318,724
5.30% 9/15/43	100,000	128,064
Credit Suisse Group Funding Guernsey 2.75% 3/26/20	600,000	592,901
#@144A 3.45% 4/16/21	300,000	303,317
3.80% 9/15/22	400,000	402,279

LVIP SSGA Bond Index Fund–21

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Credit Suisse Group Funding Guernsey (continued)
#144A 3.80% 6/9/23	1,000,000	$998,941
#144A 4.55% 4/17/26	350,000	363,799
4.875% 5/15/45	400,000	399,861
GE Capital International Funding
#144A 2.342% 11/15/20	2,000,000	2,061,602
#144A 4.418% 11/15/35	1,354,000	1,521,674
General Electric Capital
3.45% 5/15/24	800,000	871,922
5.50% 1/8/20	100,000	114,357
5.875% 1/14/38	272,000	368,621
6.00% 8/7/19	100,000	114,601
6.75% 3/15/32	224,000	314,878
6.875% 1/10/39	201,000	304,015
Intercontinental Exchange
2.75% 12/1/20	85,000	88,335
3.75% 12/1/25	85,000	91,884
4.00% 10/15/23	200,000	217,444
JPMorgan Chase
1.625% 5/15/18	250,000	251,046
1.70% 3/1/18	680,000	683,924
1.80% 1/25/18	600,000	604,880
1.85% 3/22/19	500,000	505,375
2.00% 8/15/17	450,000	454,267
2.40% 6/7/21	350,000	355,134
2.55% 10/29/20	275,000	281,133
2.55% 3/1/21	500,000	508,519
2.70% 5/18/23	250,000	252,774
2.75% 6/23/20	800,000	824,801
3.20% 1/25/23	1,000,000	1,037,444
3.20% 6/15/26	450,000	463,099
3.25% 9/23/22	550,000	575,469
3.30% 4/1/26	500,000	518,043
3.375% 5/1/23	200,000	204,215
3.625% 5/13/24	250,000	265,736
3.875% 2/1/24	750,000	811,042
4.125% 12/15/26	1,000,000	1,061,773
4.25% 10/15/20	750,000	817,945
4.35% 8/15/21	600,000	660,538
4.40% 7/22/20	700,000	764,324
4.95% 6/1/45	500,000	550,303
5.40% 1/6/42	200,000	249,243
5.50% 10/15/40	100,000	125,449
5.60% 7/15/41	500,000	635,411
6.00% 1/15/18	400,000	427,883
6.30% 4/23/19	200,000	224,911
6.40% 5/15/38	450,000	617,517
MasterCard 3.375% 4/1/24	500,000	542,360
McGraw-Hill Financial 6.55% 11/15/37	400,000	488,081
Mitsubishi UFJ Financial Group
2.95% 3/1/21	400,000	415,179
3.85% 3/1/26	400,000	436,926

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Moody’s 4.50% 9/1/22	250,000	$278,303
MUFG Americas Holdings
1.625% 2/9/18	100,000	100,117
2.25% 2/10/20	100,000	100,773
3.00% 2/10/25	150,000	152,747
Nasdaq
3.85% 6/30/26	45,000	45,813
5.25% 1/16/18	60,000	63,363
5.55% 1/15/20	100,000	110,701
National Rural Utilities Cooperative Finance
1.65% 2/8/19	15,000	15,183
2.30% 11/1/20	100,000	103,212
2.35% 6/15/20	300,000	309,809
2.70% 2/15/23	50,000	52,061
3.25% 11/1/25	100,000	107,927
4.023% 11/1/32	100,000	107,282
•4.75% 4/30/43	100,000	98,250
5.45% 2/1/18	25,000	26,676
8.00% 3/1/32	150,000	225,025
10.375% 11/1/18	100,000	120,869
NYSE Holdings 2.00% 10/5/17	150,000	151,955
Private Export Funding
1.875% 7/15/18	250,000	255,174
2.45% 7/15/24	250,000	261,354
3.25% 6/15/25	250,000	277,369
4.30% 12/15/21	100,000	114,414
Synchrony Financial
1.875% 8/15/17	45,000	45,082
2.60% 1/15/19	150,000	151,731
2.70% 2/3/20	500,000	501,784
4.25% 8/15/24	150,000	155,498
4.50% 7/23/25	100,000	103,878
Washington Prime Group 3.85% 4/1/20	50,000	51,421

		59,303,502

Diversified Telecommunication Services–1.09%
AT&T
1.40% 12/1/17	550,000	551,071
1.75% 1/15/18	75,000	75,437
2.375% 11/27/18	600,000	612,678
2.45% 6/30/20	550,000	562,048
2.625% 12/1/22	500,000	501,334
2.80% 2/17/21	250,000	256,782
3.00% 2/15/22	400,000	408,449
3.00% 6/30/22	640,000	656,280
3.40% 5/15/25	550,000	563,645
3.60% 2/17/23	250,000	261,169
3.80% 3/15/22	200,000	212,737
3.875% 8/15/21	30,000	32,357
3.95% 1/15/25	225,000	239,586
4.125% 2/17/26	550,000	591,982
4.35% 6/15/45	532,000	517,579

LVIP SSGA Bond Index Fund–22

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
AT&T (continued)
4.45% 5/15/21	100,000	$109,939
4.45% 4/1/24	300,000	330,112
4.50% 5/15/35	220,000	225,763
4.60% 2/15/21	300,000	328,612
4.75% 5/15/46	665,000	684,261
4.80% 6/15/44	987,000	1,017,161
5.00% 3/1/21	200,000	224,185
5.15% 3/15/42	150,000	162,437
5.20% 3/15/20	565,000	632,622
5.35% 9/1/40	638,000	700,347
5.50% 2/1/18	500,000	532,383
5.55% 8/15/41	40,000	44,973
5.80% 2/15/19	150,000	166,355
5.875% 10/1/19	40,000	45,285
6.00% 8/15/40	200,000	234,364
6.15% 9/15/34	150,000	175,910
6.30% 1/15/38	200,000	241,245
6.35% 3/15/40	50,000	60,227
6.40% 5/15/38	5,000	6,076
6.50% 9/1/37	150,000	185,891
6.55% 2/15/39	550,000	679,961
8.25% 11/15/31	360,000	519,047
British Telecommunications
2.35% 2/14/19	300,000	306,639
9.375% 12/15/30	350,000	540,473
Deutsche Telekom International Finance
6.00% 7/8/19	250,000	280,641
8.75% 6/15/30	460,000	694,308
Koninklijke KPN 8.375% 10/1/30	100,000	138,635
Nippon Telegraph & Telephone 1.40% 7/18/17	100,000	100,252
Orange
4.125% 9/14/21	100,000	110,451
5.375% 1/13/42	100,000	125,090
9.00% 3/1/31	800,000	1,241,922
Qwest
6.75% 12/1/21	250,000	271,100
6.875% 9/15/33	213,000	210,572
Telefonica Emisiones
3.192% 4/27/18	250,000	256,808
5.134% 4/27/20	690,000	762,306
5.462% 2/16/21	140,000	159,890
5.877% 7/15/19	100,000	111,793
7.045% 6/20/36	175,000	224,238
Telefonica Europe 8.25% 9/15/30	200,000	286,636
Telefonos de Mexico 5.50% 11/15/19	100,000	111,950
Verizon Communications
3.45% 3/15/21	800,000	858,076
3.50% 11/1/24	1,200,000	1,278,490
3.65% 9/14/18	1,150,000	1,209,056

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
Verizon Communications (continued)
3.85% 11/1/42	650,000	$613,766
4.272% 1/15/36	904,000	928,234
4.40% 11/1/34	600,000	620,605
4.50% 9/15/20	686,000	762,164
4.522% 9/15/48	1,324,000	1,384,625
4.60% 4/1/21	250,000	280,573
4.672% 3/15/55	1,182,000	1,200,900
5.05% 3/15/34	800,000	890,556
5.15% 9/15/23	950,000	1,108,089
6.00% 4/1/41	100,000	124,867
6.55% 9/15/43	1,122,000	1,517,300

		32,061,295

Electric Utilities–1.55%
Alabama Power
2.80% 4/1/25	100,000	103,707
3.75% 3/1/45	150,000	156,399
4.30% 1/2/46	150,000	168,746
5.50% 3/15/41	185,000	235,714
6.125% 5/15/38	100,000	132,844
Ameren
2.70% 11/15/20	50,000	51,547
3.65% 2/15/26	50,000	54,021
Ameren Illinois 4.80% 12/15/43	150,000	182,827
American Electric Power
1.65% 12/15/17	200,000	200,644
2.95% 12/15/22	125,000	130,309
Appalachian Power
4.60% 3/30/21	150,000	165,327
6.70% 8/15/37	235,000	304,898
Arizona Public Service
2.20% 1/15/20	150,000	153,724
3.15% 5/15/25	100,000	106,795
4.35% 11/15/45	50,000	56,818
4.50% 4/1/42	100,000	116,279
5.05% 9/1/41	100,000	123,714
Atlantic City Electric 7.75% 11/15/18	15,000	17,214
Baltimore Gas & Electric
3.35% 7/1/23	100,000	105,842
6.35% 10/1/36	100,000	136,812
Berkshire Hathaway Energy
3.75% 11/15/23	400,000	437,781
5.15% 11/15/43	200,000	243,357
5.75% 4/1/18	100,000	107,793
5.95% 5/15/37	125,000	163,153
6.125% 4/1/36	250,000	332,554
6.50% 9/15/37	100,000	137,906
Black Hills
2.50% 1/11/19	20,000	20,430
3.95% 1/15/26	50,000	53,158
4.25% 11/30/23	100,000	109,227

LVIP SSGA Bond Index Fund–23

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
CenterPoint Energy Houston Electric 2.25% 8/1/22	250,000	$252,279
Cleco Corporate Holdings
#144A 3.743% 5/1/26	100,000	102,979
#144A 4.973% 5/1/46	70,000	73,808
Cleco Power 6.50% 12/1/35	50,000	63,255
Cleveland Electric Illuminating 5.95% 12/15/36	100,000	110,410
CMS Energy
3.00% 5/15/26	40,000	40,949
3.60% 11/15/25	100,000	106,394
4.875% 3/1/44	100,000	115,101
Commonwealth Edison
2.55% 6/15/26	100,000	101,800
3.40% 9/1/21	100,000	107,901
3.65% 6/15/46	100,000	102,447
4.00% 8/1/20	300,000	326,670
6.45% 1/15/38	100,000	140,875
Connecticut Light & Power
4.15% 6/1/45	75,000	83,847
5.65% 5/1/18	100,000	108,007
Consumers Energy
2.85% 5/15/22	100,000	104,189
3.125% 8/31/24	100,000	106,104
3.375% 8/15/23	200,000	213,619
3.95% 5/15/43	150,000	162,865
5.65% 9/15/18	100,000	109,371
5.65% 4/15/20	100,000	114,695
Delmarva Power & Light
3.50% 11/15/23	150,000	162,258
4.00% 6/1/42	100,000	105,901
Dominion Gas Holdings
2.50% 12/15/19	50,000	51,183
3.60% 12/15/24	25,000	26,476
4.60% 12/15/44	850,000	888,225
4.80% 11/1/43	94,000	102,241
DTE Electric
2.65% 6/15/22	50,000	52,165
3.65% 3/15/24	250,000	275,686
3.70% 6/1/46	50,000	52,931
6.625% 6/1/36	100,000	140,639
Duke Energy
1.625% 8/15/17	250,000	251,333
2.10% 6/15/18	650,000	656,061
4.80% 12/15/45	100,000	116,259
5.05% 9/15/19	100,000	110,313
Duke Energy Carolinas
3.90% 6/15/21	100,000	110,359
4.00% 9/30/42	150,000	161,942
4.30% 6/15/20	100,000	111,311
5.25% 1/15/18	250,000	266,317
5.30% 2/15/40	100,000	128,058

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Duke Energy Carolinas (continued)
6.10% 6/1/37	170,000	$224,587
7.00% 11/15/18	100,000	113,494
Duke Energy Florida
3.85% 11/15/42	100,000	105,936
5.65% 6/15/18	150,000	163,134
6.40% 6/15/38	300,000	428,209
Duke Energy Florida Project Finance
2.538% 9/1/29	100,000	102,665
3.112% 9/1/36	100,000	103,047
Duke Energy Indiana
3.75% 5/15/46	150,000	156,140
6.12% 10/15/35	100,000	133,115
6.45% 4/1/39	130,000	187,394
Duke Energy Ohio
3.80% 9/1/23	500,000	552,232
5.45% 4/1/19	50,000	55,530
Duke Energy Progress
4.10% 3/15/43	100,000	109,559
5.30% 1/15/19	100,000	110,142
6.30% 4/1/38	250,000	348,717
Edison International 2.95% 3/15/23	250,000	256,702
El Paso Electric 5.00% 12/1/44	150,000	172,724
Emera US Finance
#144A 2.15% 6/15/19	65,000	65,803
#144A 2.70% 6/15/21	100,000	102,019
#144A 3.55% 6/15/26	100,000	102,533
#144A 4.75% 6/15/46	105,000	106,991
Empresa Nacional de Electricidad 4.25% 4/15/24	100,000	106,035
Entergy 5.125% 9/15/20	100,000	109,675
Entergy Arkansas
3.05% 6/1/23	100,000	104,889
3.50% 4/1/26	60,000	65,840
3.70% 6/1/24	200,000	219,454
Entergy Louisiana
3.25% 4/1/28	150,000	158,043
4.05% 9/1/23	150,000	167,265
4.95% 1/15/45	110,000	115,514
Entergy Mississippi
2.85% 6/1/28	50,000	50,867
3.10% 7/1/23	100,000	103,663
Entergy Texas 7.125% 2/1/19	200,000	226,674
Eversource Energy
1.45% 5/1/18	250,000	250,455
2.50% 3/15/21	50,000	51,490
3.15% 1/15/25	100,000	104,481
3.35% 3/15/26	50,000	52,879
4.50% 11/15/19	110,000	120,652
Exelon
2.45% 4/15/21	65,000	65,987

LVIP SSGA Bond Index Fund–24

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Exelon (continued)
2.85% 6/15/20	150,000	$154,876
3.40% 4/15/26	100,000	104,726
4.45% 4/15/46	100,000	107,208
4.95% 6/15/35	105,000	118,864
5.10% 6/15/45	105,000	121,140
FirstEnergy Solutions 6.80% 8/15/39	150,000	151,921
Florida Power & Light
3.125% 12/1/25	250,000	268,519
3.80% 12/15/42	100,000	107,906
4.05% 6/1/42	150,000	168,087
5.69% 3/1/40	50,000	67,889
5.95% 2/1/38	200,000	274,967
5.96% 4/1/39	100,000	139,089
Georgia Power
1.95% 12/1/18	100,000	101,753
2.40% 4/1/21	50,000	51,744
3.25% 4/1/26	50,000	53,189
4.25% 12/1/19	80,000	87,116
4.30% 3/15/42	200,000	219,630
4.30% 3/15/43	100,000	109,475
4.75% 9/1/40	100,000	115,412
5.95% 2/1/39	100,000	130,786
Great Plains Energy 4.85% 6/1/21	50,000	54,998
Hydro-Quebec
8.05% 7/7/24	250,000	350,207
8.50% 12/1/29	115,000	183,114
Iberdrola International 6.75% 7/15/36	100,000	132,001
Indiana Michigan Power 7.00% 3/15/19	100,000	113,686
Interstate Power & Light
3.40% 8/15/25	200,000	216,435
6.25% 7/15/39	130,000	178,787
ITC Holdings
3.25% 6/30/26	90,000	90,259
3.65% 6/15/24	75,000	78,190
Jersey Central Power & Light 7.35% 2/1/19	100,000	112,848
Kansas City Power & Light
3.65% 8/15/25	250,000	265,032
6.375% 3/1/18	200,000	215,387
Kentucky Utilities
3.25% 11/1/20	100,000	106,663
4.65% 11/15/43	150,000	177,866
5.125% 11/1/40	100,000	125,660
MidAmerican Energy
2.40% 3/15/19	250,000	258,492
3.50% 10/15/24	100,000	109,581
4.40% 10/15/44	100,000	116,332
4.80% 9/15/43	250,000	304,989
5.30% 3/15/18	100,000	106,998
5.75% 11/1/35	25,000	32,674
5.95% 7/15/17	200,000	209,579

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Nevada Power
5.45% 5/15/41	60,000	$76,288
6.50% 8/1/18	50,000	55,421
6.75% 7/1/37	100,000	138,487
7.125% 3/15/19	100,000	115,533
NextEra Energy Capital Holdings
2.30% 4/1/19	35,000	35,702
2.40% 9/15/19	500,000	510,854
3.625% 6/15/23	100,000	105,561
4.50% 6/1/21	100,000	110,659
6.00% 3/1/19	200,000	221,878
Northern States Power
2.20% 8/15/20	100,000	103,398
2.60% 5/15/23	100,000	103,523
3.60% 5/15/46	50,000	52,718
4.00% 8/15/45	100,000	113,546
5.25% 3/1/18	100,000	106,992
5.35% 11/1/39	40,000	52,397
6.20% 7/1/37	100,000	138,016
NorthWestern 4.176% 11/15/44	150,000	159,856
NSTAR Electric 3.25% 11/15/25	100,000	107,543
Ohio Edison
6.875% 7/15/36	100,000	123,444
8.25% 10/15/38	600,000	899,615
Oklahoma Gas & Electric
4.55% 3/15/44	150,000	172,924
5.25% 5/15/41	100,000	123,371
Oncor Electric Delivery
2.95% 4/1/25	100,000	104,246
3.75% 4/1/45	100,000	102,969
4.10% 6/1/22	100,000	110,998
4.55% 12/1/41	150,000	174,335
5.30% 6/1/42	200,000	250,178
6.80% 9/1/18	100,000	111,189
7.00% 9/1/22	100,000	127,509
7.00% 5/1/32	50,000	69,779
Pacific Gas & Electric
2.95% 3/1/26	100,000	104,351
3.25% 9/15/21	200,000	214,653
3.25% 6/15/23	250,000	267,007
3.40% 8/15/24	150,000	160,866
3.50% 6/15/25	350,000	382,250
4.30% 3/15/45	210,000	236,469
5.125% 11/15/43	200,000	242,094
6.05% 3/1/34	500,000	668,151
6.25% 3/1/39	300,000	404,768
8.25% 10/15/18	200,000	230,488
PacifiCorp
2.95% 6/1/23	100,000	105,460
4.10% 2/1/42	100,000	110,636
5.75% 4/1/37	100,000	131,048

LVIP SSGA Bond Index Fund–25

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
PacifiCorp (continued)
6.00% 1/15/39	100,000	$135,468
6.35% 7/15/38	25,000	35,211
7.70% 11/15/31	100,000	155,281
PECO Energy
3.15% 10/15/25	500,000	534,879
5.35% 3/1/18	200,000	213,811
5.95% 10/1/36	100,000	133,055
Portland General Electric 6.10% 4/15/19	100,000	112,309
Potomac Electric Power 7.90% 12/15/38	100,000	157,162
PPL Capital Funding
3.40% 6/1/23	200,000	209,011
3.50% 12/1/22	100,000	105,393
3.95% 3/15/24	200,000	215,758
4.20% 6/15/22	150,000	163,402
PPL Electric Utilities
3.00% 9/15/21	100,000	106,511
4.125% 6/15/44	100,000	110,181
4.15% 10/1/45	250,000	282,290
6.25% 5/15/39	30,000	42,290
Progress Energy
6.00% 12/1/39	50,000	63,161
7.05% 3/15/19	100,000	114,211
7.75% 3/1/31	150,000	210,537
Public Service Electric & Gas
1.90% 3/15/21	50,000	50,889
2.375% 5/15/23	200,000	204,567
3.00% 5/15/25	100,000	106,975
3.05% 11/15/24	100,000	106,446
3.50% 8/15/20	150,000	161,300
3.75% 3/15/24	150,000	166,228
3.80% 3/1/46	100,000	108,783
4.05% 5/1/45	150,000	169,699
4.15% 11/1/45	50,000	56,803
5.30% 5/1/18	50,000	53,735
5.50% 3/1/40	100,000	131,561
Public Service of Colorado
2.90% 5/15/25	200,000	209,238
3.20% 11/15/20	100,000	107,043
3.95% 3/15/43	250,000	272,713
5.125% 6/1/19	135,000	150,650
6.25% 9/1/37	100,000	141,489
Public Service of New Mexico 3.85% 8/1/25	100,000	107,216
Public Service of Oklahoma 5.15% 12/1/19	75,000	83,524
#Sierra Pacific Power 144A 2.60% 5/1/26	400,000	409,295
South Carolina Electric & Gas 4.50% 6/1/64	35,000	36,301

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
South Carolina Electric & Gas (continued)
5.25% 11/1/18	80,000	$87,120
6.05% 1/15/38	225,000	290,431
Southern
1.55% 7/1/18	95,000	95,668
1.85% 7/1/19	105,000	106,406
2.15% 9/1/19	300,000	305,745
2.35% 7/1/21	250,000	255,258
2.45% 9/1/18	90,000	92,213
2.75% 6/15/20	100,000	103,738
2.95% 7/1/23	75,000	77,865
3.25% 7/1/26	250,000	260,223
4.25% 7/1/36	85,000	90,445
4.40% 7/1/46	250,000	269,871
Southern California Edison
3.50% 10/1/23	150,000	164,358
3.875% 6/1/21	70,000	77,157
3.90% 3/15/43	100,000	108,277
4.05% 3/15/42	300,000	328,801
4.50% 9/1/40	100,000	116,113
4.65% 10/1/43	100,000	121,425
5.55% 1/15/36	59,000	74,485
5.95% 2/1/38	25,000	33,751
6.00% 1/15/34	200,000	265,155
6.05% 3/15/39	170,000	232,892
6.65% 4/1/29	100,000	132,551
Southwestern Electric Power
3.90% 4/1/45	300,000	298,908
6.20% 3/15/40	200,000	249,883
Tampa Electric
2.60% 9/15/22	100,000	103,359
4.10% 6/15/42	100,000	107,039
4.20% 5/15/45	50,000	54,073
4.35% 5/15/44	50,000	54,905
6.10% 5/15/18	50,000	54,127
TECO Finance 6.572% 11/1/17	100,000	106,201
#Tri-State Generation & Transmission Association 144A 4.25% 6/1/46	200,000	207,117
Union Electric
3.50% 4/15/24	100,000	108,449
3.65% 4/15/45	100,000	103,753
3.90% 9/15/42	250,000	269,960
8.45% 3/15/39	80,000	133,447
Virginia Electric & Power
2.75% 3/15/23	100,000	103,800
3.15% 1/15/26	70,000	74,053
4.45% 2/15/44	325,000	375,097
4.65% 8/15/43	150,000	177,336
5.00% 6/30/19	200,000	219,483
5.95% 9/15/17	100,000	105,908
6.00% 5/15/37	25,000	33,606

LVIP SSGA Bond Index Fund–26

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Virginia Electric & Power (continued)
6.35% 11/30/37	100,000	$139,065
8.875% 11/15/38	100,000	168,065
Westar Energy
2.55% 7/1/26	50,000	50,102
3.25% 12/1/25	50,000	53,490
4.10% 4/1/43	300,000	328,870
4.25% 12/1/45	50,000	56,275
Western Massachusetts Electric 3.50% 9/15/21	150,000	158,850
Wisconsin Electric Power
1.70% 6/15/18	250,000	251,972
2.95% 9/15/21	100,000	105,892
3.10% 6/1/25	50,000	53,276
4.25% 12/15/19	25,000	27,267
4.30% 12/15/45	50,000	57,153
Wisconsin Power & Light 4.10% 10/15/44	125,000	136,101
Wisconsin Public Service
1.65% 12/4/18	50,000	50,722
4.752% 11/1/44	200,000	241,794
Xcel Energy
2.40% 3/15/21	100,000	102,917
3.30% 6/1/25	100,000	105,668
4.70% 5/15/20	100,000	110,611
6.50% 7/1/36	100,000	133,650

		45,529,112

Electrical Equipment–0.05%
Emerson Electric
2.625% 12/1/21	100,000	105,493
3.15% 6/1/25	150,000	160,670
4.25% 11/15/20	50,000	55,681
5.25% 10/15/18	225,000	246,620
5.25% 11/15/39	50,000	62,939
Hubbell 3.35% 3/1/26	150,000	156,143
Rockwell Automation 6.25% 12/1/37	100,000	135,990
Roper Technologies
3.00% 12/15/20	200,000	206,984
3.85% 12/15/25	100,000	106,899
6.25% 9/1/19	100,000	112,722

		1,350,141

Electronic Equipment, Instruments & Components–0.07%
Amphenol 2.55% 1/30/19	150,000	152,686
Arrow Electronics
3.00% 3/1/18	100,000	101,065
3.50% 4/1/22	100,000	102,603
6.00% 4/1/20	50,000	55,784
Avnet
4.625% 4/15/26	50,000	52,034
4.875% 12/1/22	100,000	108,774

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electronic Equipment, Instruments & Components (continued)
Corning
2.90% 5/15/22	150,000	$153,834
4.25% 8/15/20	65,000	70,210
4.75% 3/15/42	250,000	261,796
5.75% 8/15/40	25,000	29,847
6.625% 5/15/19	20,000	22,471
Flextronics International 4.75% 6/15/25	125,000	126,875
FLIR Systems 3.125% 6/15/21	50,000	51,396
Fortive
#144A 1.80% 6/15/19	50,000	50,357
#144A 2.35% 6/15/21	100,000	101,583
#144A 3.15% 6/15/26	150,000	154,693
#144A 4.30% 6/15/46	50,000	53,357
Keysight Technologies 4.55% 10/30/24	250,000	255,171
Tech Data 3.75% 9/21/17	100,000	102,499

		2,007,035

Energy Equipment & Services–0.15%
Baker Hughes
5.125% 9/15/40	200,000	226,375
6.875% 1/15/29	100,000	128,676
FMC Technologies 3.45% 10/1/22	100,000	95,494
Halliburton
2.00% 8/1/18	250,000	251,883
3.25% 11/15/21	200,000	207,710
3.80% 11/15/25	290,000	303,473
4.75% 8/1/43	200,000	210,142
4.85% 11/15/35	100,000	108,626
5.00% 11/15/45	283,000	312,504
5.90% 9/15/18	50,000	54,484
6.15% 9/15/19	250,000	284,232
7.45% 9/15/39	200,000	277,804
Nabors Industries
4.625% 9/15/21	150,000	137,800
5.10% 9/15/23	500,000	445,983
6.15% 2/15/18	100,000	102,908
9.25% 1/15/19	150,000	159,997
National Oilwell Varco
2.60% 12/1/22	200,000	186,764
3.95% 12/1/42	150,000	119,555
Oceaneering International 4.65% 11/15/24	100,000	96,855
Schlumberger Investment 3.65% 12/1/23	504,000	541,541

		4,252,806

Food & Staples Retailing–0.58%
Costco Wholesale
1.125% 12/15/17	300,000	301,854
2.25% 2/15/22	300,000	309,778

LVIP SSGA Bond Index Fund–27

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food & Staples Retailing (continued)
CVS Health
2.125% 6/1/21	550,000	$557,399
2.25% 8/12/19	250,000	256,932
2.75% 12/1/22	200,000	206,635
2.80% 7/20/20	600,000	625,347
2.875% 6/1/26	250,000	256,018
3.50% 7/20/22	600,000	646,874
3.875% 7/20/25	400,000	440,817
4.00% 12/5/23	600,000	664,554
4.125% 5/15/21	100,000	109,869
4.875% 7/20/35	725,000	868,350
5.125% 7/20/45	215,000	267,817
Delhaize America 9.00% 4/15/31	125,000	175,133
Delhaize Group 5.70% 10/1/40	500,000	586,339
Kroger
2.00% 1/15/19	25,000	25,423
2.30% 1/15/19	250,000	255,231
2.60% 2/1/21	50,000	51,978
3.30% 1/15/21	250,000	265,976
3.40% 4/15/22	50,000	53,553
3.50% 2/1/26	100,000	107,973
5.00% 4/15/42	100,000	115,796
6.90% 4/15/38	100,000	139,692
7.50% 4/1/31	250,000	350,545
Sysco
1.90% 4/1/19	60,000	60,762
2.50% 7/15/21	105,000	107,420
2.60% 10/1/20	250,000	258,394
3.30% 7/15/26	100,000	103,964
3.75% 10/1/25	125,000	134,001
4.50% 4/1/46	75,000	80,338
4.85% 10/1/45	85,000	95,445
5.375% 3/17/19	100,000	110,067
6.625% 3/17/39	50,000	67,086
Walgreen
3.10% 9/15/22	150,000	154,732
5.25% 1/15/19	38,000	41,208
Walgreens Boots Alliance
1.75% 11/17/17	600,000	604,483
1.75% 5/30/18	105,000	105,870
2.60% 6/1/21	125,000	127,476
3.10% 6/1/23	85,000	86,705
3.45% 6/1/26	45,000	46,289
3.80% 11/18/24	700,000	742,935
4.65% 6/1/46	40,000	42,836
4.80% 11/18/44	500,000	540,023
Wal-Mart Stores
1.125% 4/11/18	700,000	703,730
2.55% 4/11/23	300,000	313,404
3.25% 10/25/20	300,000	324,738
3.625% 7/8/20	100,000	109,421
4.00% 4/11/43	325,000	361,659

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food & Staples Retailing (continued)
Wal-Mart Stores (continued)
4.125% 2/1/19	100,000	$108,200
4.875% 7/8/40	300,000	369,530
5.00% 10/25/40	200,000	251,166
5.25% 9/1/35	300,000	394,851
5.625% 4/15/41	250,000	337,232
5.80% 2/15/18	200,000	215,795
5.875% 4/5/27	100,000	131,894
6.20% 4/15/38	300,000	425,432
6.50% 8/15/37	350,000	508,252
7.55% 2/15/30	700,000	1,069,401
#Whole Foods Market 144A 5.20% 12/3/25	100,000	108,016

		16,882,638

Food Products–0.37%
Archer-Daniels-Midland
4.016% 4/16/43	100,000	107,305
4.479% 3/1/21	235,000	265,284
5.45% 3/15/18	80,000	85,545
Bunge Limited Finance
3.50% 11/24/20	75,000	78,696
8.50% 6/15/19	135,000	158,062
Campbell Soup
2.50% 8/2/22	61,000	62,035
3.05% 7/15/17	100,000	102,091
4.25% 4/15/21	250,000	274,632
4.50% 2/15/19	35,000	37,956
ConAgra Foods
1.90% 1/25/18	250,000	252,072
3.20% 1/25/23	196,000	202,495
7.00% 4/15/19	21,000	23,751
8.25% 9/15/30	100,000	139,069
General Mills
2.20% 10/21/19	300,000	307,439
3.15% 12/15/21	200,000	213,410
3.65% 2/15/24	111,000	121,360
5.40% 6/15/40	45,000	55,978
5.65% 2/15/19	100,000	111,218
Hershey 4.125% 12/1/20	200,000	224,380
Ingredion 1.80% 9/25/17	100,000	100,546
JM Smucker
1.75% 3/15/18	60,000	60,498
2.50% 3/15/20	100,000	103,228
3.00% 3/15/22	150,000	157,712
3.50% 3/15/25	150,000	162,285
4.25% 3/15/35	100,000	108,921
4.375% 3/15/45	50,000	54,576
Kellogg
3.125% 5/17/22	150,000	157,272
3.25% 5/21/18	135,000	140,126
3.25% 4/1/26	95,000	97,856

LVIP SSGA Bond Index Fund–28

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food Products (continued)
Kellogg (continued)
4.00% 12/15/20	64,000	$70,219
4.50% 4/1/46	100,000	107,543
Kraft Heinz Foods
#144A 2.00% 7/2/18	95,000	96,241
#144A 2.80% 7/2/20	550,000	571,671
#144A 3.00% 6/1/26	575,000	580,912
3.50% 6/6/22	150,000	159,741
#144A 3.50% 7/15/22	200,000	212,694
#144A 3.95% 7/15/25	150,000	163,396
#144A 4.375% 6/1/46	290,000	307,976
#144A 5.00% 7/15/35	105,000	120,804
5.00% 6/4/42	250,000	288,528
#144A 5.20% 7/15/45	85,000	101,055
5.375% 2/10/20	250,000	281,885
6.125% 8/23/18	650,000	713,198
6.50% 2/9/40	150,000	199,002
McCormick
3.25% 11/15/25	35,000	37,521
3.50% 9/1/23	107,000	115,391
3.90% 7/15/21	50,000	54,941
Mead Johnson Nutrition
3.00% 11/15/20	95,000	99,346
4.125% 11/15/25	95,000	103,820
4.90% 11/1/19	100,000	110,320
5.90% 11/1/39	50,000	60,867
Mondelez International
4.00% 2/1/24	750,000	821,560
6.125% 2/1/18	150,000	161,142
Tyson Foods
2.65% 8/15/19	400,000	411,236
3.95% 8/15/24	240,000	259,507
Unilever Capital
2.20% 3/6/19	250,000	257,179
4.25% 2/10/21	200,000	223,520
4.80% 2/15/19	100,000	109,517
5.90% 11/15/32	133,000	186,985

		10,953,515

Gas Utilities–0.10%
AGL Capital
3.875% 11/15/25	50,000	53,810
4.40% 6/1/43	100,000	102,685
5.25% 8/15/19	100,000	109,490
5.875% 3/15/41	70,000	85,712
Atmos Energy
4.125% 10/15/44	150,000	163,932
8.50% 3/15/19	100,000	117,935
CenterPoint Energy Resources
4.50% 1/15/21	65,000	70,600
5.85% 1/15/41	115,000	133,924
6.00% 5/15/18	100,000	107,855

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Gas Utilities (continued)
National Fuel Gas
3.75% 3/1/23	156,000	$151,730
8.75% 5/1/19	115,000	130,021
ONE Gas
3.61% 2/1/24	100,000	108,127
4.658% 2/1/44	50,000	56,561
Panhandle Eastern Pipe Line
6.20% 11/1/17	50,000	52,027
7.00% 6/15/18	300,000	320,814
Piedmont Natural Gas 4.65% 8/1/43	50,000	55,846
Southern California Gas
2.60% 6/15/26	100,000	102,733
3.15% 9/15/24	100,000	107,082
4.45% 3/15/44	150,000	177,164
5.75% 11/15/35	100,000	128,355
Southern Natural Gas
4.40% 6/15/21	300,000	311,361
8.00% 3/1/32	100,000	111,132
Southwest Gas 4.875% 10/1/43	100,000	116,638
Spire 4.70% 8/15/44	100,000	105,548

		2,981,082

Health Care Equipment & Supplies–0.37%
Ascension Health 3.945% 11/15/46	135,000	145,993
Baylor Scott & White Holdings
3.967% 11/15/46	50,000	53,712
4.185% 11/15/45	95,000	106,386
Becton Dickinson
2.675% 12/15/19	145,000	149,260
3.125% 11/8/21	700,000	735,367
3.25% 11/12/20	100,000	105,220
3.30% 3/1/23	100,000	105,247
3.734% 12/15/24	350,000	377,668
4.875% 5/15/44	100,000	115,709
5.00% 11/12/40	35,000	39,627
6.00% 5/15/39	100,000	128,508
6.375% 8/1/19	150,000	170,966
Boston Scientific
2.65% 10/1/18	125,000	127,843
2.85% 5/15/20	100,000	103,689
3.85% 5/15/25	100,000	105,975
6.00% 1/15/20	100,000	113,930
7.375% 1/15/40	201,000	267,478
Covidien International Finance
3.20% 6/15/22	150,000	160,180
4.20% 6/15/20	100,000	110,044
6.00% 10/15/17	25,000	26,583
6.55% 10/15/37	100,000	139,311
CR Bard
3.00% 5/15/26	150,000	154,062
4.40% 1/15/21	65,000	71,796
Edwards Lifesciences 2.875% 10/15/18	150,000	153,734

LVIP SSGA Bond Index Fund–29

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Equipment & Supplies (continued)
Medtronic
1.375% 4/1/18	125,000	$125,823
1.50% 3/15/18	115,000	116,027
2.75% 4/1/23	1,125,000	1,158,365
3.125% 3/15/22	150,000	159,125
3.50% 3/15/25	575,000	627,531
3.625% 3/15/24	500,000	550,855
4.375% 3/15/35	150,000	170,005
4.50% 3/15/42	100,000	113,551
4.625% 3/15/45	590,000	695,534
5.55% 3/15/40	100,000	126,411
5.60% 3/15/19	200,000	222,015
St. Jude Medical
2.00% 9/15/18	100,000	101,197
2.80% 9/15/20	100,000	103,188
3.25% 4/15/23	200,000	206,436
3.875% 9/15/25	120,000	128,063
Stryker
1.30% 4/1/18	100,000	100,067
2.00% 3/8/19	90,000	91,549
2.625% 3/15/21	150,000	155,207
3.375% 5/15/24	150,000	158,745
3.375% 11/1/25	100,000	105,146
3.50% 3/15/26	75,000	79,726
4.375% 1/15/20	100,000	109,043
4.375% 5/15/44	100,000	107,245
4.625% 3/15/46	95,000	107,183
Zimmer Biomet Holdings
2.70% 4/1/20	750,000	759,763
3.15% 4/1/22	250,000	256,576
3.55% 4/1/25	180,000	185,866
4.25% 8/15/35	105,000	105,596
4.45% 8/15/45	155,000	158,378
5.75% 11/30/39	100,000	118,912

		10,971,416

Health Care Providers & Services–0.59%
Aetna
1.70% 6/7/18	140,000	141,190
1.90% 6/7/19	215,000	217,947
2.40% 6/15/21	160,000	163,432
2.75% 11/15/22	550,000	561,539
2.80% 6/15/23	135,000	138,115
3.20% 6/15/26	370,000	381,457
4.25% 6/15/36	105,000	108,844
4.375% 6/15/46	155,000	161,642
6.625% 6/15/36	100,000	133,735
6.75% 12/15/37	100,000	136,065
AmerisourceBergen
3.40% 5/15/24	250,000	264,589
4.875% 11/15/19	200,000	220,022

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
Anthem
2.30% 7/15/18	250,000	$253,721
3.125% 5/15/22	250,000	258,987
3.50% 8/15/24	250,000	259,275
4.35% 8/15/20	100,000	108,557
4.625% 5/15/42	100,000	105,297
4.65% 1/15/43	125,000	130,957
4.65% 8/15/44	100,000	106,922
5.85% 1/15/36	125,000	150,180
6.375% 6/15/37	100,000	126,739
7.00% 2/15/19	400,000	453,004
Cardinal Health
1.95% 6/15/18	100,000	101,207
3.20% 3/15/23	100,000	104,479
3.50% 11/15/24	300,000	320,490
3.75% 9/15/25	100,000	109,001
4.625% 12/15/20	100,000	111,895
4.90% 9/15/45	100,000	111,901
Children’s Hospital Medical Center 4.268% 5/15/44	50,000	55,917
Cigna
5.375% 2/15/42	400,000	475,161
5.875% 3/15/41	200,000	246,279
7.875% 5/15/27	25,000	34,654
Coventry Health Care 5.45% 6/15/21	80,000	91,394
Dignity Health 3.812% 11/1/24	200,000	213,750
Express Scripts Holding
3.00% 7/15/23	150,000	150,399
3.30% 2/25/21	40,000	41,989
3.40% 3/1/27	105,000	105,099
3.90% 2/15/22	450,000	482,863
4.50% 2/25/26	150,000	165,115
4.75% 11/15/21	200,000	224,600
4.80% 7/15/46	85,000	85,223
6.125% 11/15/41	300,000	358,873
Howard Hughes Medical Institute 3.50% 9/1/23	150,000	165,691
Humana
3.15% 12/1/22	100,000	102,821
4.625% 12/1/42	175,000	182,590
4.95% 10/1/44	300,000	330,178
7.20% 6/15/18	100,000	110,785
Kaiser Foundation Hospitals 3.50% 4/1/22	50,000	53,820
Laboratory Corporation of America Holdings
2.20% 8/23/17	250,000	251,841
4.625% 11/15/20	150,000	163,745
4.70% 2/1/45	500,000	535,805
Mayo Clinic 4.128% 11/15/52	100,000	112,846
McKesson
2.284% 3/15/19	250,000	255,778

LVIP SSGA Bond Index Fund–30

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
McKesson (continued)
2.70% 12/15/22	400,000	$405,478
3.796% 3/15/24	200,000	216,892
4.75% 3/1/21	300,000	331,360
4.883% 3/15/44	125,000	143,113
Medco Health Solutions 7.125% 3/15/18	225,000	245,746
Memorial Sloan-Kettering Cancer Center 4.20% 7/1/55	127,000	144,002
New York and Presbyterian Hospital
3.563% 8/1/36	50,000	52,821
4.024% 8/1/45	75,000	81,930
4.063% 8/1/56	50,000	54,013
4.763% 8/1/16	50,000	53,072
Ochsner Clinic Foundation 5.897% 5/15/45	50,000	63,405
Owens & Minor 3.875% 9/15/21	50,000	51,808
Quest Diagnostics
2.70% 4/1/19	150,000	153,942
3.45% 6/1/26	55,000	57,012
3.50% 3/30/25	300,000	310,343
4.75% 1/30/20	60,000	65,857
Texas Health Resources 4.33% 11/15/55	30,000	33,917
UnitedHealth Group
1.70% 2/15/19	200,000	202,186
1.90% 7/16/18	590,000	600,352
2.125% 3/15/21	200,000	203,900
2.70% 7/15/20	145,000	151,107
2.75% 2/15/23	107,000	110,085
2.875% 12/15/21	400,000	421,621
2.875% 3/15/23	250,000	260,505
3.75% 7/15/25	500,000	549,193
4.25% 3/15/43	100,000	109,799
4.375% 3/15/42	100,000	111,266
4.625% 11/15/41	200,000	228,731
4.70% 2/15/21	100,000	112,978
4.75% 7/15/45	600,000	724,660
6.00% 2/15/18	200,000	215,717
6.50% 6/15/37	150,000	209,598
6.625% 11/15/37	100,000	141,641
6.875% 2/15/38	100,000	146,212

		17,402,667

Hotels, Restaurants & Leisure–0.17%
Brinker International 3.875% 5/15/23	100,000	101,619
Carnival 3.95% 10/15/20	133,000	143,613
Darden Restaurants 6.80% 10/15/37	84,000	98,322
Hyatt Hotels 4.85% 3/15/26	50,000	54,483
Marriott International
2.30% 1/15/22	100,000	100,729
2.875% 3/1/21	100,000	103,485
3.125% 6/15/26	100,000	101,426

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure (continued)
Marriott International (continued)
3.375% 10/15/20	208,000	$219,200
3.75% 10/1/25	50,000	53,522
McDonald’s
1.875% 5/29/19	250,000	253,144
2.10% 12/7/18	60,000	61,439
2.20% 5/26/20	150,000	153,603
2.625% 1/15/22	100,000	103,077
2.75% 12/9/20	265,000	276,944
3.25% 6/10/24	300,000	323,436
3.375% 5/26/25	150,000	158,769
3.625% 5/20/21	100,000	108,256
3.625% 5/1/43	100,000	95,346
3.70% 1/30/26	285,000	308,537
4.60% 5/26/45	94,000	105,350
4.70% 12/9/35	270,000	305,556
4.875% 12/9/45	275,000	322,880
5.80% 10/15/17	300,000	317,895
6.30% 3/1/38	50,000	66,367
Starbucks
2.10% 2/4/21	60,000	61,709
2.45% 6/15/26	100,000	101,684
2.70% 6/15/22	100,000	105,660
3.85% 10/1/23	100,000	112,399
4.30% 6/15/45	105,000	125,048
Starwood Hotels & Resorts Worldwide 3.125% 2/15/23	211,000	213,625
Wyndham Worldwide
4.25% 3/1/22	300,000	318,623
5.10% 10/1/25	60,000	65,314

		5,041,060

Household Durables–0.20%
Church & Dwight 2.45% 12/15/19	100,000	101,783
Clorox
3.50% 12/15/24	150,000	160,896
5.95% 10/15/17	100,000	106,337
Harman International Industries 4.15% 5/15/25	100,000	104,476
Kimberly-Clark
1.90% 5/22/19	250,000	256,576
2.15% 8/15/20	50,000	51,568
3.05% 8/15/25	50,000	53,805
3.875% 3/1/21	45,000	49,883
5.30% 3/1/41	200,000	268,144
6.125% 8/1/17	200,000	211,282
6.625% 8/1/37	100,000	148,392
7.50% 11/1/18	100,000	114,405
Leggett & Platt 3.40% 8/15/22	50,000	52,158
#Newell Brands 144A 5.00% 11/15/23	500,000	525,628
Newell Rubbermaid
2.15% 10/15/18	125,000	126,393

LVIP SSGA Bond Index Fund–31

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Household Durables (continued)
Newell Rubbermaid (continued)
2.60% 3/29/19	95,000	$97,551
3.15% 4/1/21	100,000	104,291
3.85% 4/1/23	115,000	122,154
3.90% 11/1/25	250,000	262,366
4.20% 4/1/26	120,000	130,240
5.375% 4/1/36	60,000	69,509
5.50% 4/1/46	380,000	453,162
Procter & Gamble
1.85% 2/2/21	300,000	307,728
1.90% 11/1/19	200,000	205,726
2.30% 2/6/22	250,000	260,202
2.70% 2/2/26	100,000	105,952
3.10% 8/15/23	200,000	216,996
4.70% 2/15/19	200,000	219,300
5.50% 2/1/34	100,000	134,112
5.55% 3/5/37	200,000	277,709
Tupperware Brands 4.75% 6/1/21	100,000	107,676
Whirlpool
3.70% 3/1/23	350,000	371,559
4.50% 6/1/46	70,000	73,623
4.70% 6/1/22	100,000	111,850

		5,963,432

Independent Power Producers & Energy Traders–0.08%
Constellation Energy Group 5.15% 12/1/20	200,000	222,795
Exelon Generation
4.25% 6/15/22	250,000	266,978
5.60% 6/15/42	292,000	306,358
6.20% 10/1/17	25,000	26,423
6.25% 10/1/39	100,000	110,195
Oglethorpe Power
4.25% 4/1/46	75,000	79,441
4.55% 6/1/44	100,000	106,227
5.95% 11/1/39	100,000	124,190
PSEG Power
4.15% 9/15/21	250,000	267,188
5.125% 4/15/20	60,000	65,312
Southern Power
1.85% 12/1/17	80,000	80,659
2.375% 6/1/20	100,000	101,646
4.15% 12/1/25	200,000	216,685
5.25% 7/15/43	120,000	131,442
TransAlta 6.50% 3/15/40	250,000	184,899

		2,290,438

Industrial Conglomerates–0.26%
3M
1.375% 8/7/18	100,000	101,019
2.00% 8/7/20	100,000	102,827
2.00% 6/26/22	500,000	512,635

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Industrial Conglomerates (continued)
3M (continued)
3.00% 8/7/25	100,000	$109,136
3.875% 6/15/44	150,000	166,672
5.70% 3/15/37	100,000	134,475
6.375% 2/15/28	25,000	34,593
Danaher
1.65% 9/15/18	95,000	96,500
3.35% 9/15/25	125,000	138,035
3.90% 6/23/21	100,000	109,894
4.375% 9/15/45	115,000	134,506
5.625% 1/15/18	100,000	107,293
General Electric
2.70% 10/9/22	1,150,000	1,207,971
4.125% 10/9/42	311,000	342,924
4.50% 3/11/44	1,500,000	1,735,295
5.25% 12/6/17	550,000	582,813
Hexcel 4.70% 8/15/25	50,000	53,366
Koninklijke Philips
3.75% 3/15/22	100,000	107,541
5.00% 3/15/42	100,000	111,119
5.75% 3/11/18	300,000	320,937
6.875% 3/11/38	50,000	65,238
Textron
3.65% 3/1/21	400,000	420,151
3.875% 3/1/25	170,000	179,939
Tyco Electronics Group
2.35% 8/1/19	75,000	76,194
2.375% 12/17/18	60,000	60,923
3.50% 2/3/22	150,000	158,702
3.70% 2/15/26	100,000	105,622
6.55% 10/1/17	100,000	106,339
Tyco International Finance
3.90% 2/14/26	75,000	80,930
5.125% 9/14/45	75,000	86,338

		7,549,927

Insurance–0.86%
Aflac
6.45% 8/15/40	100,000	133,273
6.90% 12/17/39	530,000	748,964
Alleghany
4.90% 9/15/44	95,000	99,400
4.95% 6/27/22	100,000	111,504
Allied World Assurance Holdings 4.35% 10/29/25	100,000	102,513
Allstate
4.50% 6/15/43	100,000	116,738
5.55% 5/9/35	150,000	190,910
•5.75% 8/15/53	225,000	231,159
7.45% 5/16/19	100,000	116,197
American Financial Group 9.875% 6/15/19	100,000	121,389

LVIP SSGA Bond Index Fund–32

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
American International Group
2.30% 7/16/19	350,000	$356,390
3.30% 3/1/21	85,000	87,907
3.75% 7/10/25	70,000	71,477
3.90% 4/1/26	100,000	103,257
4.50% 7/16/44	500,000	485,617
4.70% 7/10/35	100,000	103,711
4.80% 7/10/45	100,000	101,758
4.875% 6/1/22	500,000	557,734
5.85% 1/16/18	300,000	320,020
6.40% 12/15/20	200,000	235,444
Aon
2.80% 3/15/21	150,000	154,235
3.50% 6/14/24	100,000	103,097
3.875% 12/15/25	100,000	105,678
4.00% 11/27/23	150,000	160,499
4.45% 5/24/43	100,000	100,371
4.75% 5/15/45	100,000	107,698
5.00% 9/30/20	100,000	111,797
Arch Capital Group US 5.144% 11/1/43	105,000	114,133
Aspen Insurance Holdings 4.65% 11/15/23	100,000	109,276
Assurant 2.50% 3/15/18	150,000	151,878
Assured Guaranty US Holdings 5.00% 7/1/24	100,000	108,800
AXA 8.60% 12/15/30	200,000	275,000
AXIS Specialty Finance 5.875% 6/1/20	100,000	111,976
Berkshire Hathaway
2.10% 8/14/19	200,000	206,159
2.20% 3/15/21	145,000	149,679
3.00% 2/11/23	100,000	105,703
3.125% 3/15/26	515,000	540,663
3.40% 1/31/22	300,000	324,040
3.75% 8/15/21	300,000	331,253
4.50% 2/11/43	250,000	286,376
Berkshire Hathaway Finance
1.30% 5/15/18	150,000	150,985
1.70% 3/15/19	240,000	244,017
3.00% 5/15/22	100,000	106,922
4.25% 1/15/21	100,000	111,288
4.30% 5/15/43	100,000	111,262
4.40% 5/15/42	100,000	112,522
5.40% 5/15/18	50,000	54,093
5.75% 1/15/40	100,000	133,065
Chubb
5.75% 5/15/18	100,000	108,511
6.00% 5/11/37	100,000	136,017
6.50% 5/15/38	200,000	287,222
Chubb INA Holdings
2.30% 11/3/20	655,000	673,838
2.70% 3/13/23	100,000	102,861
3.35% 5/15/24	300,000	321,547

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
Chubb INA Holdings (continued)
3.35% 5/3/26	95,000	$101,385
4.15% 3/13/43	100,000	111,734
5.90% 6/15/19	125,000	140,839
Cincinnati Financial 6.92% 5/15/28	100,000	132,314
CNA Financial
3.95% 5/15/24	125,000	131,664
4.50% 3/1/26	100,000	106,645
5.75% 8/15/21	30,000	34,580
7.35% 11/15/19	120,000	138,781
Delphi Financial Group 7.875% 1/31/20	25,000	28,948
Everest Reinsurance Holdings 4.868% 6/1/44	100,000	103,140
First American Financial 4.60% 11/15/24	100,000	104,897
Hanover Insurance Group 4.50% 4/15/26	100,000	103,437
Hartford Financial Services Group
4.30% 4/15/43	43,000	43,122
5.125% 4/15/22	100,000	113,873
5.50% 3/30/20	100,000	113,016
5.95% 10/15/36	250,000	307,672
6.10% 10/1/41	50,000	61,923
6.625% 3/30/40	100,000	129,516
Horace Mann Educators 4.50% 12/1/25	50,000	52,921
Kemper 4.35% 2/15/25	100,000	103,856
*Lincoln National 4.00% 9/1/23	500,000	520,625
Loews
4.125% 5/15/43	500,000	512,427
6.00% 2/1/35	100,000	125,175
Manulife Financial
4.15% 3/4/26	100,000	107,389
5.375% 3/4/46	100,000	117,135
Markel 5.00% 4/5/46	250,000	264,938
Marsh & McLennan
2.35% 3/6/20	150,000	153,174
2.55% 10/15/18	100,000	102,301
3.30% 3/14/23	100,000	104,548
3.50% 3/10/25	150,000	156,151
3.75% 3/14/26	75,000	79,256
4.80% 7/15/21	100,000	111,009
MetLife
3.00% 3/1/25	150,000	152,043
4.05% 3/1/45	150,000	148,139
4.368% 9/15/23	367,000	406,672
4.60% 5/13/46	200,000	215,546
4.75% 2/8/21	200,000	223,474
4.875% 11/13/43	200,000	221,596
5.70% 6/15/35	50,000	60,533
5.875% 2/6/41	100,000	124,622
6.375% 6/15/34	100,000	129,317

LVIP SSGA Bond Index Fund–33

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
MetLife (continued)
6.40% 12/15/36	100,000	$107,002
6.50% 12/15/32	100,000	128,895
6.817% 8/15/18	400,000	446,714
7.717% 2/15/19	200,000	232,249
10.75% 8/1/39	150,000	233,550
Montpelier Re Holdings 4.70% 10/15/22	100,000	105,012
Old Republic International
4.875% 10/1/24	100,000	107,174
OneBeacon US Holdings 4.60% 11/9/22	100,000	101,838
PartnerRe Finance B 5.50% 6/1/20	100,000	111,430
Primerica 4.75% 7/15/22	100,000	110,223
Principal Financial Group
1.85% 11/15/17	250,000	251,449
3.40% 5/15/25	100,000	102,584
•4.70% 5/15/55	50,000	48,937
8.875% 5/15/19	100,000	118,739
ProAssurance 5.30% 11/15/23	100,000	107,839
Progressive
3.75% 8/23/21	100,000	110,093
4.35% 4/25/44	250,000	286,447
Protective Life
7.375% 10/15/19	50,000	58,069
8.45% 10/15/39	25,000	35,086
Prudential Financial
2.30% 8/15/18	250,000	254,927
5.10% 8/15/43	250,000	276,563
•5.20% 3/15/44	100,000	98,175
5.70% 12/14/36	350,000	419,423
•5.875% 9/15/42	250,000	270,625
5.90% 3/17/36	250,000	301,219
6.00% 12/1/17	39,000	41,560
6.625% 12/1/37	400,000	517,350
6.625% 6/21/40	200,000	259,927
Reinsurance Group of America
3.95% 9/15/26	30,000	30,976
4.70% 9/15/23	150,000	163,364
6.45% 11/15/19	90,000	102,849
Swiss Re Solutions Holding
7.00% 2/15/26	100,000	130,103
Symetra Financial 4.25% 7/15/24	50,000	52,046
Torchmark 9.25% 6/15/19	25,000	29,883
Transatlantic Holdings 8.00% 11/30/39	100,000	138,646
Travelers
3.75% 5/15/46	50,000	52,462
3.90% 11/1/20	100,000	109,801
4.60% 8/1/43	250,000	299,558
5.80% 5/15/18	250,000	271,242
5.90% 6/2/19	100,000	112,902
6.25% 6/15/37	100,000	138,840
6.75% 6/20/36	100,000	145,085

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
Trinity Acquisition
4.40% 3/15/26	100,000	$104,614
6.125% 8/15/43	100,000	111,078
Unum Group
3.00% 5/15/21	30,000	30,716
3.875% 11/5/25	200,000	204,059
5.75% 8/15/42	50,000	55,401
Voya Financial
2.90% 2/15/18	77,000	78,472
3.65% 6/15/26	100,000	100,679
4.80% 6/15/46	60,000	60,175
5.70% 7/15/43	100,000	113,451
WR Berkley 7.375% 9/15/19	100,000	116,150
XLIT
2.30% 12/15/18	100,000	101,090
5.25% 12/15/43	200,000	217,825
5.75% 10/1/21	100,000	114,633

		25,337,355

Internet & Catalog Retail–0.07%
Alphabet
3.375% 2/25/24	200,000	220,524
3.625% 5/19/21	100,000	110,581
Amazon.com
1.20% 11/29/17	800,000	803,114
3.80% 12/5/24	500,000	561,411
Expedia
4.50% 8/15/24	200,000	205,801
5.95% 8/15/20	100,000	111,960

		2,013,391

Internet Software & Services–0.11%
Alibaba Group Holding
2.50% 11/28/19	500,000	506,645
3.60% 11/28/24	633,000	648,046
Baidu
3.00% 6/30/20	200,000	204,361
3.25% 8/6/18	200,000	205,326
3.50% 11/28/22	200,000	205,835
4.125% 6/30/25	200,000	210,421
eBay
2.50% 3/9/18	80,000	81,493
2.60% 7/15/22	250,000	247,892
2.875% 8/1/21	350,000	361,862
3.25% 10/15/20	100,000	104,634
3.80% 3/9/22	150,000	159,588
JD.Com 3.875% 4/29/26	200,000	190,544
Priceline Group 3.60% 6/1/26	200,000	206,981

		3,333,628

IT Services–0.37%
Automatic Data Processing
2.25% 9/15/20	250,000	259,896

LVIP SSGA Bond Index Fund–34

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
IT Services (continued)
Automatic Data Processing (continued)
3.375% 9/15/25	125,000	$136,086
Broadridge Financial Solutions
3.95% 9/1/20	100,000	106,919
Fidelity National Information Services
2.00% 4/15/18	43,000	43,233
2.85% 10/15/18	105,000	107,819
3.50% 4/15/23	311,000	323,376
3.625% 10/15/20	420,000	444,423
3.875% 6/5/24	100,000	105,903
4.50% 10/15/22	80,000	88,722
5.00% 10/15/25	200,000	227,465
Fiserv
2.70% 6/1/20	150,000	155,433
3.50% 10/1/22	150,000	159,160
3.85% 6/1/25	150,000	160,641
4.625% 10/1/20	100,000	110,459
HP Enterprise Services 7.45% 10/15/29	25,000	30,414
International Business Machines
1.125% 2/6/18	200,000	200,908
1.25% 2/8/18	250,000	251,608
1.625% 5/15/20	550,000	557,201
1.80% 5/17/19	500,000	508,987
1.875% 8/1/22	600,000	597,725
1.95% 2/12/19	200,000	204,996
2.875% 11/9/22	150,000	159,151
2.90% 11/1/21	150,000	159,847
3.45% 2/19/26	150,000	163,342
4.00% 6/20/42	200,000	212,334
5.60% 11/30/39	210,000	266,799
5.70% 9/14/17	300,000	316,971
5.875% 11/29/32	120,000	156,389
7.625% 10/15/18	300,000	342,810
Total System Services
3.75% 6/1/23	125,000	127,139
3.80% 4/1/21	50,000	52,995
4.80% 4/1/26	100,000	108,647
Visa
1.20% 12/14/17	130,000	130,835
2.20% 12/14/20	500,000	515,861
2.80% 12/14/22	300,000	316,770
3.15% 12/14/25	750,000	802,796
4.15% 12/14/35	115,000	130,324
4.30% 12/14/45	530,000	615,211
Western Union
2.875% 12/10/17	150,000	152,574
3.65% 8/22/18	100,000	103,971
5.253% 4/1/20	107,000	118,201
Xerox
2.80% 5/15/20	250,000	240,937
3.50% 8/20/20	100,000	99,605
4.50% 5/15/21	345,000	349,220

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
IT Services (continued)
Xerox (continued)
6.35% 5/15/18	250,000	$267,432

		10,691,535

Leisure Equipment & Products–0.02%
Hasbro
3.15% 5/15/21	75,000	77,232
5.10% 5/15/44	65,000	69,270
6.35% 3/15/40	65,000	79,339
Mattel
2.35% 5/6/19	200,000	203,299
6.20% 10/1/40	100,000	116,092

		545,232

Life Sciences Tools & Services–0.08%
Agilent Technologies
3.875% 7/15/23	150,000	159,022
5.00% 7/15/20	100,000	110,331
Life Technologies 6.00% 3/1/20	150,000	169,421
Thermo Fisher Scientific
3.00% 4/15/23	105,000	107,352
3.30% 2/15/22	650,000	675,232
3.60% 8/15/21	100,000	106,127
4.15% 2/1/24	500,000	546,565
4.50% 3/1/21	240,000	265,144
4.70% 5/1/20	100,000	109,785
Trimble Navigation 4.75% 12/1/24	100,000	104,422

		2,353,401

Machinery–0.25%
Caterpillar
2.60% 6/26/22	50,000	51,608
3.803% 8/15/42	168,000	171,614
3.90% 5/27/21	150,000	165,169
4.75% 5/15/64	250,000	279,089
6.05% 8/15/36	200,000	262,590
7.90% 12/15/18	100,000	115,794
Crane 4.45% 12/15/23	100,000	106,413
Cummins
3.65% 10/1/23	139,000	151,224
4.875% 10/1/43	64,000	74,506
Deere
2.60% 6/8/22	100,000	102,781
3.90% 6/9/42	150,000	160,539
4.375% 10/16/19	350,000	387,008
5.375% 10/16/29	100,000	127,793
Dover
4.30% 3/1/21	100,000	110,817
5.375% 3/1/41	100,000	127,465
6.60% 3/15/38	25,000	35,223
Eaton
1.50% 11/2/17	200,000	201,039

LVIP SSGA Bond Index Fund–35

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Machinery (continued)
Eaton (continued)
2.75% 11/2/22	250,000	$256,664
4.15% 11/2/42	150,000	162,220
6.95% 3/20/19	50,000	56,893
Eaton Electric Holdings
3.875% 12/15/20	100,000	107,512
6.10% 7/1/17	100,000	104,599
Flowserve 4.00% 11/15/23	64,000	65,910
Illinois Tool Works
1.95% 3/1/19	300,000	307,173
3.375% 9/15/21	60,000	64,750
3.90% 9/1/42	150,000	161,664
4.875% 9/15/41	100,000	121,920
6.25% 4/1/19	100,000	113,118
Ingersoll-Rand Global Holding
4.25% 6/15/23	250,000	277,950
5.75% 6/15/43	100,000	123,891
6.875% 8/15/18	250,000	277,745
Kennametal 2.65% 11/1/19	150,000	150,921
Parker Hannifin
3.30% 11/21/24	60,000	64,920
4.20% 11/21/34	140,000	157,418
6.25% 5/15/38	550,000	764,930
Pentair Finance
2.90% 9/15/18	150,000	151,600
4.65% 9/15/25	150,000	156,507
5.00% 5/15/21	200,000	215,803
Snap-on 6.125% 9/1/21	50,000	60,764
Stanley Black & Decker
2.451% 11/17/18	100,000	102,233
2.90% 11/1/22	150,000	158,587
5.20% 9/1/40	100,000	118,157
5.75% 12/15/53	100,000	105,250
Timken 3.875% 9/1/24	70,000	70,861
Valmont Industries 5.25% 10/1/54	150,000	134,602
Wabtec 4.375% 8/15/23	100,000	109,344

		7,354,578

Media–1.05%
21st Century Fox America
3.00% 9/15/22	600,000	625,790
3.70% 10/15/25	40,000	43,411
4.50% 2/15/21	150,000	167,652
4.75% 9/15/44	60,000	66,739
4.95% 10/15/45	30,000	34,297
5.65% 8/15/20	300,000	343,996
6.15% 3/1/37	30,000	37,355
6.15% 2/15/41	450,000	563,909
6.40% 12/15/35	300,000	382,068
6.65% 11/15/37	175,000	230,223
6.90% 8/15/39	100,000	134,209
8.15% 10/17/36	100,000	139,978

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
CBS
2.30% 8/15/19	200,000	$203,226
3.375% 3/1/22	100,000	104,331
4.00% 1/15/26	355,000	379,653
4.85% 7/1/42	150,000	151,266
4.90% 8/15/44	125,000	127,246
7.875% 7/30/30	200,000	284,219
CC Holdings GS V
2.381% 12/15/17	100,000	101,334
3.849% 4/15/23	150,000	160,239
Charter Communications Operating
#144A 3.579% 7/23/20	305,000	319,155
#144A 4.464% 7/23/22	500,000	538,065
#144A 4.908% 7/23/25	850,000	930,980
#144A 6.384% 10/23/35	190,000	225,647
#144A 6.484% 10/23/45	565,000	677,030
Comcast
2.75% 3/1/23	300,000	314,461
3.125% 7/15/22	100,000	107,017
3.15% 3/1/26	350,000	372,992
3.375% 2/15/25	425,000	458,714
3.375% 8/15/25	65,000	70,316
4.20% 8/15/34	83,000	91,562
4.25% 1/15/33	200,000	221,073
4.40% 8/15/35	192,000	217,000
4.60% 8/15/45	77,000	88,878
4.65% 7/15/42	24,000	27,606
4.75% 3/1/44	350,000	409,107
5.70% 5/15/18	200,000	217,338
5.70% 7/1/19	200,000	226,214
6.40% 5/15/38	250,000	344,807
6.45% 3/15/37	200,000	275,726
6.50% 11/15/35	200,000	278,543
6.95% 8/15/37	250,000	360,278
7.05% 3/15/33	500,000	701,357
Discovery Communications
3.30% 5/15/22	150,000	151,770
4.375% 6/15/21	100,000	107,496
4.875% 4/1/43	100,000	90,536
5.05% 6/1/20	200,000	220,754
5.625% 8/15/19	200,000	220,593
6.35% 6/1/40	150,000	155,171
Grupo Televisa
4.625% 1/30/26	400,000	432,658
6.625% 1/15/40	100,000	115,519
8.50% 3/11/32	200,000	262,555
Historic TW
6.625% 5/15/29	300,000	392,187
6.875% 6/15/18	400,000	442,045
Interpublic Group
2.25% 11/15/17	150,000	151,019
4.00% 3/15/22	70,000	74,602

LVIP SSGA Bond Index Fund–36

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
NBCUniversal Media
2.875% 1/15/23	575,000	$605,634
4.375% 4/1/21	200,000	224,259
4.45% 1/15/43	675,000	757,518
5.15% 4/30/20	670,000	759,815
5.95% 4/1/41	200,000	269,692
Omnicom Group
3.60% 4/15/26	200,000	211,072
3.625% 5/1/22	200,000	212,780
4.45% 8/15/20	35,000	38,649
6.25% 7/15/19	250,000	284,467
RELX Capital 8.625% 1/15/19	100,000	115,401
Scripps Networks Interactive
2.75% 11/15/19	50,000	51,083
2.80% 6/15/20	100,000	101,662
3.50% 6/15/22	100,000	103,781
3.90% 11/15/24	150,000	157,983
3.95% 6/15/25	100,000	106,670
Thomson Reuters
3.35% 5/15/26	55,000	56,336
4.30% 11/23/23	200,000	218,509
4.70% 10/15/19	400,000	433,000
6.50% 7/15/18	150,000	164,546
Time Warner
2.95% 7/15/26	125,000	126,209
3.55% 6/1/24	200,000	212,836
3.875% 1/15/26	150,000	162,041
4.70% 1/15/21	100,000	111,655
4.75% 3/29/21	150,000	168,686
4.875% 3/15/20	200,000	222,350
4.90% 6/15/42	200,000	215,640
6.10% 7/15/40	100,000	122,636
6.25% 3/29/41	800,000	1,010,264
6.50% 11/15/36	100,000	127,205
7.625% 4/15/31	325,000	446,873
7.70% 5/1/32	330,000	461,902
Time Warner Cable
4.00% 9/1/21	500,000	532,077
5.00% 2/1/20	145,000	157,737
5.50% 9/1/41	100,000	105,399
5.875% 11/15/40	100,000	109,260
6.55% 5/1/37	200,000	233,745
6.75% 7/1/18	300,000	329,117
6.75% 6/15/39	450,000	530,355
7.30% 7/1/38	150,000	188,404
8.25% 4/1/19	250,000	290,482
8.75% 2/14/19	200,000	233,661
Time Warner Entertainment
8.375% 3/15/23	250,000	326,501
8.375% 7/15/33	200,000	271,675
Viacom
2.50% 9/1/18	120,000	121,731

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
Viacom (continued)
3.125% 6/15/22	550,000	$549,889
3.25% 3/15/23	250,000	246,318
3.875% 4/1/24	200,000	203,468
4.375% 3/15/43	477,000	386,689
5.625% 9/15/19	200,000	220,628
5.85% 9/1/43	150,000	150,902
6.875% 4/30/36	125,000	137,607
Walt Disney
1.50% 9/17/18	70,000	71,090
2.15% 9/17/20	100,000	103,561
2.30% 2/12/21	500,000	520,564
2.35% 12/1/22	300,000	310,430
3.00% 2/13/26	300,000	323,144
3.15% 9/17/25	100,000	110,693
3.70% 12/1/42	150,000	160,743
3.75% 6/1/21	200,000	221,812
4.125% 12/1/41	100,000	114,218
4.125% 6/1/44	83,000	94,061
6.00% 7/17/17	150,000	157,784
WPP Finance 2010
4.75% 11/21/21	100,000	111,063
5.625% 11/15/43	250,000	288,275

		30,746,149

Metals & Mining–0.32%
Barrick Gold
4.10% 5/1/23	63,000	66,555
5.25% 4/1/42	300,000	307,297
Barrick North America Finance
4.40% 5/30/21	200,000	215,580
5.70% 5/30/41	500,000	518,159
5.75% 5/1/43	150,000	163,459
7.50% 9/15/38	25,000	28,452
Barrick PD Australia Finance
5.95% 10/15/39	100,000	104,812
BHP Billiton Finance USA
3.25% 11/21/21	250,000	264,433
3.85% 9/30/23	200,000	217,840
4.125% 2/24/42	125,000	129,183
5.00% 9/30/43	500,000	582,360
6.50% 4/1/19	150,000	169,854
Goldcorp
2.125% 3/15/18	100,000	100,188
3.70% 3/15/23	200,000	203,835
Newmont Mining
3.50% 3/15/22	150,000	155,950
4.875% 3/15/42	650,000	645,054
6.25% 10/1/39	100,000	111,646
Nucor
4.00% 8/1/23	139,000	148,669

LVIP SSGA Bond Index Fund–37

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Metals & Mining (continued)
Nucor (continued)
4.125% 9/15/22	100,000	$108,911
5.20% 8/1/43	100,000	108,533
5.75% 12/1/17	50,000	52,688
5.85% 6/1/18	100,000	107,554
Reliance Steel & Aluminum
4.50% 4/15/23	150,000	153,566
Rio Tinto Alcan 6.125% 12/15/33	150,000	171,786
Rio Tinto Finance USA
2.875% 8/21/22	250,000	254,163
3.75% 9/20/21	150,000	161,389
3.75% 6/15/25	700,000	733,643
4.125% 5/20/21	200,000	218,793
4.125% 8/21/42	150,000	148,666
5.20% 11/2/40	100,000	111,386
7.125% 7/15/28	75,000	95,412
9.00% 5/1/19	100,000	120,231
Southern Copper
3.50% 11/8/22	89,000	88,626
5.25% 11/8/42	150,000	133,698
5.375% 4/16/20	125,000	135,899
5.875% 4/23/45	69,000	65,309
6.75% 4/16/40	110,000	114,105
7.50% 7/27/35	200,000	222,085
Vale 5.625% 9/11/42	150,000	123,000
Vale Overseas
4.375% 1/11/22	250,000	234,925
4.625% 9/15/20	100,000	97,375
5.625% 9/15/19	300,000	309,750
5.875% 6/10/21	500,000	501,875
6.875% 11/21/36	350,000	320,250
6.875% 11/10/39	170,000	155,601
Worthington Industries 4.55% 4/15/26	40,000	41,417
Yamana Gold 4.95% 7/15/24	50,000	49,270

		9,273,232

Multiline Retail–0.14%
Dollar General
3.25% 4/15/23	200,000	207,939
4.15% 11/1/25	75,000	82,560
Kohl’s
4.00% 11/1/21	200,000	209,438
4.25% 7/17/25	50,000	50,228
4.75% 12/15/23	150,000	159,751
5.55% 7/17/45	50,000	46,729
Macy’s Retail Holdings
2.875% 2/15/23	100,000	95,274
3.45% 1/15/21	100,000	103,139
3.625% 6/1/24	150,000	148,066
4.375% 9/1/23	90,000	93,629
5.125% 1/15/42	100,000	89,229

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Multiline Retail (continued)
Macy’s Retail Holdings (continued)
6.70% 7/15/34	150,000	$162,043
6.90% 4/1/29	150,000	165,190
Nordstrom
4.75% 5/1/20	100,000	109,280
5.00% 1/15/44	281,000	276,476
Target
2.30% 6/26/19	200,000	206,830
2.50% 4/15/26	100,000	102,660
2.90% 1/15/22	300,000	318,797
3.625% 4/15/46	490,000	501,796
3.875% 7/15/20	100,000	109,279
4.00% 7/1/42	150,000	162,537
6.00% 1/15/18	250,000	269,194
6.35% 11/1/32	100,000	135,739
7.00% 1/15/38	200,000	302,945

		4,108,748

Multi-Utilities–0.28%
American Water Capital
3.85% 3/1/24	250,000	276,451
4.30% 12/1/42	100,000	112,687
6.085% 10/15/17	100,000	106,068
Avista
5.125% 4/1/22	30,000	33,422
5.95% 6/1/18	100,000	108,158
Consolidated Edison New York
3.95% 3/1/43	150,000	157,932
4.45% 3/15/44	200,000	225,875
4.50% 12/1/45	100,000	113,949
4.625% 12/1/54	500,000	574,792
5.50% 12/1/39	250,000	315,857
5.85% 3/15/36	100,000	129,038
6.30% 8/15/37	20,000	26,715
6.65% 4/1/19	200,000	228,405
6.75% 4/1/38	25,000	35,461
7.125% 12/1/18	200,000	228,276
Dominion Resources
2.50% 12/1/19	400,000	408,997
2.75% 9/15/22	250,000	253,471
4.45% 3/15/21	100,000	110,590
4.90% 8/1/41	60,000	66,127
5.20% 8/15/19	80,000	88,677
5.95% 6/15/35	25,000	30,555
6.40% 6/15/18	76,000	82,979
DTE Energy
2.40% 12/1/19	150,000	153,281
3.30% 6/15/22	200,000	211,063
3.50% 6/1/24	100,000	106,317
KeySpan 8.00% 11/15/30	25,000	35,428
NiSource Finance
3.85% 2/15/23	50,000	54,037

LVIP SSGA Bond Index Fund–38

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Multi-Utilities (continued)
NiSource Finance (continued)
4.80% 2/15/44	100,000	$115,147
5.25% 2/15/43	59,000	71,149
5.45% 9/15/20	125,000	141,629
5.80% 2/1/42	100,000	128,433
6.125% 3/1/22	100,000	119,143
6.40% 3/15/18	210,000	227,410
Puget Energy
3.65% 5/15/25	200,000	205,743
6.00% 9/1/21	200,000	233,029
Puget Sound Energy
4.434% 11/15/41	100,000	113,411
5.638% 4/15/41	80,000	105,011
5.764% 7/15/40	50,000	66,697
5.795% 3/15/40	100,000	133,975
San Diego Gas & Electric
3.00% 8/15/21	175,000	187,410
3.60% 9/1/23	200,000	221,209
6.00% 6/1/39	110,000	151,192
SCANA
4.125% 2/1/22	500,000	520,097
6.25% 4/1/20	100,000	110,978
Sempra Energy
2.40% 3/15/20	250,000	255,422
2.85% 11/15/20	100,000	103,765
2.875% 10/1/22	150,000	153,661
3.75% 11/15/25	100,000	107,026
6.00% 10/15/39	125,000	157,315
6.15% 6/15/18	25,000	27,203
United Utilities 5.375% 2/1/19	100,000	107,316
WEC Energy Group
1.65% 6/15/18	35,000	35,326
2.45% 6/15/20	50,000	51,328
3.55% 6/15/25	50,000	53,753

		8,178,386

Oil, Gas & Consumable Fuels–2.48%
Anadarko Finance 7.50% 5/1/31	250,000	300,022
Anadarko Petroleum
5.55% 3/15/26	400,000	442,534
6.375% 9/15/17	38,000	40,008
6.45% 9/15/36	250,000	288,885
7.95% 6/15/39	200,000	244,572
8.70% 3/15/19	200,000	228,223
ANR Pipeline 9.625% 11/1/21	500,000	656,469
Apache
3.25% 4/15/22	473,000	485,154
4.25% 1/15/44	100,000	97,191
4.75% 4/15/43	200,000	206,391
5.10% 9/1/40	350,000	365,795
5.25% 2/1/42	100,000	104,146
6.00% 1/15/37	50,000	57,227

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Boardwalk Pipelines
3.375% 2/1/23	100,000	$91,815
4.95% 12/15/24	50,000	49,263
5.75% 9/15/19	100,000	104,791
5.95% 6/1/26	50,000	52,617
Buckeye Partners
4.875% 2/1/21	260,000	273,420
5.50% 8/15/19	50,000	53,714
5.85% 11/15/43	500,000	487,718
Burlington Resources Finance 7.20% 8/15/31	100,000	125,001
Canadian Natural Resources
3.80% 4/15/24	43,000	42,504
3.90% 2/1/25	200,000	198,423
5.85% 2/1/35	200,000	202,663
5.90% 2/1/18	100,000	105,687
6.25% 3/15/38	150,000	163,560
Chevron
1.104% 12/5/17	300,000	300,555
1.344% 11/9/17	150,000	150,667
1.345% 11/15/17	500,000	502,711
1.561% 5/16/19	200,000	202,324
1.718% 6/24/18	500,000	505,981
1.79% 11/16/18	150,000	152,060
2.10% 5/16/21	200,000	203,956
2.193% 11/15/19	500,000	514,277
2.355% 12/5/22	500,000	507,953
2.566% 5/16/23	200,000	204,447
2.954% 5/16/26	200,000	206,950
3.191% 6/24/23	550,000	584,866
3.326% 11/17/25	150,000	160,504
4.95% 3/3/19	100,000	109,603
CNOOC Finance 2013
3.00% 5/9/23	250,000	248,704
4.25% 5/9/43	1,000,000	1,011,060
CNOOC Finance 2015 Australia
2.625% 5/5/20	200,000	202,210
4.20% 5/5/45	200,000	200,633
CNOOC Finance 2015 USA 3.50% 5/5/25	200,000	202,989
Columbia Pipeline Group
2.45% 6/1/18	50,000	50,184
4.50% 6/1/25	250,000	269,214
5.80% 6/1/45	100,000	115,837
ConocoPhillips
1.05% 12/15/17	250,000	248,546
2.40% 12/15/22	450,000	445,474
3.35% 5/15/25	180,000	186,415
4.15% 11/15/34	90,000	91,206
4.20% 3/15/21	200,000	216,776
4.30% 11/15/44	150,000	152,821
4.95% 3/15/26	250,000	284,024

LVIP SSGA Bond Index Fund–39

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips (continued)
5.75% 2/1/19	425,000	$467,851
5.90% 5/15/38	450,000	541,877
5.95% 3/15/46	100,000	124,902
6.00% 1/15/20	200,000	227,654
6.50% 2/1/39	380,000	491,924
ConocoPhillips Holding 6.95% 4/15/29	200,000	250,173
Devon Energy
3.25% 5/15/22	250,000	242,769
4.00% 7/15/21	100,000	101,314
4.75% 5/15/42	100,000	89,941
5.00% 6/15/45	70,000	65,542
5.60% 7/15/41	300,000	290,812
5.85% 12/15/25	150,000	165,760
6.30% 1/15/19	100,000	108,398
7.95% 4/15/32	100,000	114,851
Devon Financing 7.875% 9/30/31	200,000	233,277
Ecopetrol
4.125% 1/16/25	500,000	453,600
5.375% 6/26/26	210,000	204,750
5.875% 9/18/23	200,000	206,500
5.875% 5/28/45	155,000	135,470
7.625% 7/23/19	200,000	230,500
El Paso Natural Gas 8.375% 6/15/32	100,000	117,160
Enable Midstream Partners
3.90% 5/15/24	200,000	178,559
5.00% 5/15/44	70,000	55,605
Enbridge
3.50% 6/10/24	100,000	95,856
4.00% 10/1/23	150,000	149,143
4.50% 6/10/44	100,000	86,938
Enbridge Energy Partners
5.20% 3/15/20	100,000	105,003
6.50% 4/15/18	50,000	53,048
7.50% 4/15/38	300,000	353,872
9.875% 3/1/19	50,000	57,366
Encana 3.90% 11/15/21	600,000	583,352
Energy Transfer Partners
2.50% 6/15/18	215,000	214,108
3.60% 2/1/23	100,000	95,963
4.05% 3/15/25	100,000	98,311
4.15% 10/1/20	150,000	152,384
4.75% 1/15/26	400,000	412,131
5.15% 3/15/45	150,000	136,790
5.20% 2/1/22	250,000	263,693
5.95% 10/1/43	125,000	121,192
6.125% 12/15/45	400,000	416,196
6.50% 2/1/42	150,000	158,006
7.50% 7/1/38	200,000	221,442
7.60% 2/1/24	150,000	168,057
Enterprise Products Operating 1.65% 5/7/18	100,000	100,129

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating (continued)
2.85% 4/15/21	355,000	$367,189
3.35% 3/15/23	350,000	360,064
3.70% 2/15/26	150,000	156,407
3.75% 2/15/25	640,000	668,707
3.90% 2/15/24	200,000	212,011
3.95% 2/15/27	245,000	260,408
4.05% 2/15/22	100,000	108,044
4.45% 2/15/43	125,000	124,425
4.85% 8/15/42	200,000	211,835
4.85% 3/15/44	125,000	133,287
4.90% 5/15/46	100,000	108,165
5.20% 9/1/20	100,000	112,615
5.25% 1/31/20	100,000	111,227
5.70% 2/15/42	150,000	175,400
5.75% 3/1/35	250,000	276,674
5.95% 2/1/41	100,000	117,753
6.125% 10/15/39	50,000	59,418
6.30% 9/15/17	100,000	105,671
6.50% 1/31/19	100,000	112,051
7.55% 4/15/38	100,000	130,697
EOG Resources
2.625% 3/15/23	150,000	149,647
3.15% 4/1/25	250,000	254,177
3.90% 4/1/35	350,000	352,045
4.15% 1/15/26	100,000	109,689
4.40% 6/1/20	150,000	162,534
5.10% 1/15/36	100,000	114,472
6.875% 10/1/18	25,000	27,786
EQT
4.875% 11/15/21	100,000	106,458
8.125% 6/1/19	75,000	82,681
EQT Midstream Partners 4.00% 8/1/24	55,000	52,916
Exxon Mobil
1.305% 3/6/18	500,000	504,027
1.439% 3/1/18	140,000	141,273
1.708% 3/1/19	250,000	254,161
1.819% 3/15/19	500,000	509,685
2.222% 3/1/21	105,000	108,330
2.726% 3/1/23	170,000	177,640
3.043% 3/1/26	750,000	797,114
3.567% 3/6/45	800,000	830,217
4.114% 3/1/46	165,000	186,584
Hess
5.60% 2/15/41	200,000	202,344
7.125% 3/15/33	100,000	112,098
7.30% 8/15/31	250,000	287,771
8.125% 2/15/19	285,000	317,795
Husky Energy
3.95% 4/15/22	150,000	155,334
4.00% 4/15/24	50,000	50,875
7.25% 12/15/19	125,000	140,736

LVIP SSGA Bond Index Fund–40

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Kerr-McGee 6.95% 7/1/24	100,000	$115,804
Kinder Morgan
2.00% 12/1/17	110,000	109,449
4.30% 6/1/25	200,000	205,153
5.55% 6/1/45	700,000	713,809
Kinder Morgan Energy Partners
2.65% 2/1/19	300,000	300,056
3.50% 3/1/21	520,000	522,233
3.50% 9/1/23	500,000	489,197
3.95% 9/1/22	100,000	101,905
5.00% 8/15/42	500,000	473,061
5.00% 3/1/43	250,000	237,547
5.30% 9/15/20	250,000	267,749
5.80% 3/15/35	150,000	154,540
5.95% 2/15/18	50,000	52,797
6.50% 9/1/39	100,000	104,905
6.55% 9/15/40	200,000	209,158
7.75% 3/15/32	200,000	224,856
Magellan Midstream Partners
3.20% 3/15/25	100,000	99,422
4.20% 3/15/45	150,000	137,643
4.25% 2/1/21	150,000	162,498
5.00% 3/1/26	100,000	113,339
6.55% 7/15/19	50,000	56,501
Marathon Oil
2.80% 11/1/22	125,000	113,527
5.90% 3/15/18	500,000	518,877
6.60% 10/1/37	100,000	101,381
Marathon Petroleum
3.625% 9/15/24	250,000	245,930
5.00% 9/15/54	500,000	420,431
5.125% 3/1/21	135,000	149,441
6.50% 3/1/41	145,000	154,469
#MPLX 144A 4.875% 12/1/24	500,000	487,909
Nexen Energy
6.20% 7/30/19	130,000	144,574
6.40% 5/15/37	150,000	186,957
7.50% 7/30/39	200,000	270,889
Noble Energy
4.15% 12/15/21	100,000	105,270
5.05% 11/15/44	800,000	808,635
6.00% 3/1/41	135,000	145,664
8.25% 3/1/19	100,000	114,601
Northwest Pipeline 6.05% 6/15/18	300,000	315,991
Occidental Petroleum
1.50% 2/15/18	100,000	100,387
2.60% 4/15/22	250,000	256,375
2.70% 2/15/23	200,000	203,521
3.125% 2/15/22	150,000	157,324
3.40% 4/15/26	180,000	190,077
3.50% 6/15/25	450,000	476,061
4.40% 4/15/46	250,000	276,955

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
ONEOK Partners
3.20% 9/15/18	100,000	$101,103
3.375% 10/1/22	150,000	146,964
3.80% 3/15/20	100,000	102,819
4.90% 3/15/25	100,000	105,049
6.125% 2/1/41	100,000	105,345
6.20% 9/15/43	178,000	189,744
6.65% 10/1/36	100,000	104,958
8.625% 3/1/19	100,000	113,359
Petro-Canada
5.95% 5/15/35	200,000	236,354
6.80% 5/15/38	100,000	130,495
9.25% 10/15/21	50,000	65,445
Petroleos Mexicanos
2.378% 4/15/25	171,000	176,698
3.125% 1/23/19	80,000	80,000
3.50% 7/18/18	200,000	201,800
3.50% 1/30/23	800,000	755,280
4.50% 1/23/26	250,000	241,225
4.875% 1/24/22	1,250,000	1,281,113
4.875% 1/18/24	500,000	508,150
5.50% 1/21/21	400,000	424,060
5.625% 1/23/46	500,000	457,625
6.00% 3/5/20	260,000	280,410
6.375% 1/23/45	609,000	615,090
6.50% 6/2/41	800,000	814,000
6.625% 6/15/35	250,000	259,000
8.00% 5/3/19	550,000	614,108
Phillips 66
4.65% 11/15/34	350,000	374,245
5.875% 5/1/42	250,000	301,280
Pioneer Natural Resources
3.45% 1/15/21	100,000	103,364
3.95% 7/15/22	100,000	104,762
4.45% 1/15/26	100,000	109,158
6.875% 5/1/18	400,000	432,606
Plains All American Pipeline
4.30% 1/31/43	100,000	80,583
4.65% 10/15/25	200,000	202,299
4.70% 6/15/44	600,000	514,327
5.15% 6/1/42	200,000	178,319
5.75% 1/15/20	100,000	106,943
6.65% 1/15/37	125,000	130,229
8.75% 5/1/19	150,000	171,575
Shell International Finance
1.125% 8/21/17	500,000	501,597
1.25% 11/10/17	150,000	150,441
1.375% 5/10/19	400,000	401,558
1.625% 11/10/18	150,000	151,574
1.875% 5/10/21	200,000	201,199
2.00% 11/15/18	300,000	305,207
2.125% 5/11/20	350,000	357,417

LVIP SSGA Bond Index Fund–41

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Shell International Finance (continued)
2.25% 11/10/20	150,000	$154,053
2.375% 8/21/22	250,000	256,157
2.875% 5/10/26	400,000	406,914
3.25% 5/11/25	650,000	682,694
3.40% 8/12/23	650,000	691,456
4.00% 5/10/46	200,000	204,517
4.125% 5/11/35	156,000	168,564
4.30% 9/22/19	200,000	217,931
4.375% 3/25/20	75,000	82,473
4.375% 5/11/45	167,000	181,760
4.55% 8/12/43	100,000	111,492
5.50% 3/25/40	100,000	124,121
6.375% 12/15/38	300,000	408,359
Spectra Energy Capital
5.65% 3/1/20	100,000	107,246
7.50% 9/15/38	350,000	401,911
Spectra Energy Partners 2.95% 9/25/18	350,000	356,896
Statoil
1.15% 5/15/18	250,000	250,293
1.25% 11/9/17	250,000	250,670
2.45% 1/17/23	200,000	202,666
2.65% 1/15/24	100,000	101,031
3.15% 1/23/22	200,000	210,139
3.70% 3/1/24	600,000	648,746
3.95% 5/15/43	250,000	259,047
4.80% 11/8/43	150,000	175,243
5.10% 8/17/40	200,000	240,079
5.25% 4/15/19	250,000	275,409
7.15% 1/15/29	25,000	34,588
Suncor Energy
3.60% 12/1/24	250,000	263,384
6.10% 6/1/18	150,000	162,277
6.50% 6/15/38	250,000	323,201
6.85% 6/1/39	100,000	133,366
7.15% 2/1/32	25,000	31,164
Sunoco Logistics Partners Operations
3.45% 1/15/23	200,000	197,508
4.40% 4/1/21	100,000	105,491
5.30% 4/1/44	200,000	197,485
5.95% 12/1/25	100,000	112,487
6.85% 2/15/40	100,000	106,297
TC PipeLines 4.375% 3/13/25	150,000	147,941
Tennessee Gas Pipeline 7.625% 4/1/37	150,000	163,090
Tosco 8.125% 2/15/30	100,000	133,776
Total Capital
4.125% 1/28/21	100,000	110,408
4.45% 6/24/20	100,000	110,975
Total Capital Canada
1.45% 1/15/18	400,000	403,025
2.75% 7/15/23	300,000	308,628

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Total Capital International
2.10% 6/19/19	300,000	$306,842
2.70% 1/25/23	200,000	205,885
2.875% 2/17/22	200,000	209,185
3.70% 1/15/24	100,000	109,443
TransCanada PipeLines
1.625% 11/9/17	150,000	150,390
2.50% 8/1/22	150,000	149,126
3.125% 1/15/19	25,000	25,829
3.75% 10/16/23	150,000	160,736
3.80% 10/1/20	100,000	106,345
4.625% 3/1/34	200,000	210,663
4.875% 1/15/26	100,000	114,330
6.10% 6/1/40	100,000	121,719
6.50% 8/15/18	200,000	219,340
7.25% 8/15/38	100,000	135,563
7.625% 1/15/39	250,000	352,408
Transcontinental Gas Pipe Line 4.45% 8/1/42	100,000	91,266
Valero Energy
3.65% 3/15/25	100,000	100,325
4.90% 3/15/45	150,000	139,451
6.125% 2/1/20	65,000	73,419
6.625% 6/15/37	300,000	330,117
7.50% 4/15/32	100,000	119,341
9.375% 3/15/19	200,000	239,151
Western Gas Partners
3.95% 6/1/25	150,000	142,977
4.00% 7/1/22	150,000	146,348
5.45% 4/1/44	100,000	94,107
Williams Partners
3.90% 1/15/25	725,000	660,154
4.00% 11/15/21	100,000	97,654
4.30% 3/4/24	195,000	183,740
5.25% 3/15/20	200,000	205,945
6.30% 4/15/40	470,000	447,160
XTO Energy 6.50% 12/15/18	100,000	112,505

		72,705,513

Paper & Forest Products–0.09%
Celulosa Arauco y Constitucion
4.50% 8/1/24	200,000	208,935
5.00% 1/21/21	100,000	107,859
Domtar
4.40% 4/1/22	100,000	103,821
6.75% 2/15/44	100,000	109,741
Georgia-Pacific 8.00% 1/15/24	250,000	334,478
International Paper
4.75% 2/15/22	200,000	222,460
4.80% 6/15/44	200,000	204,109
5.00% 9/15/35	100,000	108,649

LVIP SSGA Bond Index Fund–42

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Paper & Forest Products (continued)
International Paper (continued)
5.15% 5/15/46	200,000	$216,598
6.00% 11/15/41	135,000	160,569
7.30% 11/15/39	100,000	131,899
7.50% 8/15/21	80,000	98,214
7.95% 6/15/18	300,000	338,311
Plum Creek Timberlands 4.70% 3/15/21	100,000	109,000
WestRock MWV 8.20% 1/15/30	150,000	201,813

		2,656,456

Personal Products–0.03%
Colgate-Palmolive
0.90% 5/1/18	100,000	100,323
1.75% 3/15/19	344,000	352,104
2.30% 5/3/22	100,000	103,739
4.00% 8/15/45	100,000	115,270
Estee Lauder 4.375% 6/15/45	250,000	285,871

		957,307

Pharmaceuticals–1.15%
Abbott Laboratories
5.125% 4/1/19	478,000	525,265
5.30% 5/27/40	250,000	305,546
6.00% 4/1/39	50,000	66,172
6.15% 11/30/37	50,000	66,018
AbbVie
1.75% 11/6/17	750,000	754,678
1.80% 5/14/18	625,000	629,674
2.30% 5/14/21	200,000	202,659
2.50% 5/14/20	500,000	511,621
2.85% 5/14/23	150,000	152,269
2.90% 11/6/22	500,000	510,545
3.20% 11/6/22	225,000	232,982
3.20% 5/14/26	200,000	203,013
3.60% 5/14/25	250,000	262,443
4.30% 5/14/36	150,000	153,495
4.40% 11/6/42	300,000	306,887
4.45% 5/14/46	200,000	203,642
4.50% 5/14/35	600,000	629,071
4.70% 5/14/45	665,000	706,084
Actavis
3.25% 10/1/22	250,000	255,767
4.625% 10/1/42	125,000	129,542
6.125% 8/15/19	45,000	50,536
Actavis Funding
2.35% 3/12/18	1,000,000	1,014,047
2.45% 6/15/19	210,000	213,440
3.45% 3/15/22	500,000	519,932
4.55% 3/15/35	1,000,000	1,030,909
4.85% 6/15/44	650,000	687,181
Allergan 1.35% 3/15/18	550,000	546,743

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
AstraZeneca
1.75% 11/16/18	150,000	$152,033
2.375% 11/16/20	250,000	256,664
3.375% 11/16/25	250,000	262,402
4.00% 9/18/42	150,000	154,900
4.375% 11/16/45	95,000	103,876
5.90% 9/15/17	350,000	369,893
6.45% 9/15/37	450,000	615,411
Baxalta
2.00% 6/22/18	50,000	50,049
2.875% 6/23/20	400,000	406,884
3.60% 6/23/22	100,000	103,342
4.00% 6/23/25	150,000	156,812
5.25% 6/23/45	45,000	48,920
Bristol-Myers Squibb
1.75% 3/1/19	200,000	203,863
2.00% 8/1/22	100,000	101,606
3.25% 8/1/42	100,000	99,749
4.50% 3/1/44	500,000	619,047
5.875% 11/15/36	195,000	263,813
Eli Lilly
1.25% 3/1/18	410,000	413,181
1.95% 3/15/19	250,000	255,965
5.50% 3/15/27	100,000	129,153
GlaxoSmithKline Capital
2.85% 5/8/22	750,000	789,830
5.375% 4/15/34	100,000	127,063
5.65% 5/15/18	450,000	488,461
6.375% 5/15/38	450,000	645,211
Johnson & Johnson
1.125% 3/1/19	95,000	95,590
1.65% 12/5/18	800,000	815,173
1.65% 3/1/21	150,000	152,677
2.05% 3/1/23	150,000	153,692
2.45% 12/5/21	150,000	158,745
2.45% 3/1/26	150,000	155,424
2.95% 9/1/20	100,000	106,777
3.55% 5/15/21	100,000	111,131
3.55% 3/1/36	70,000	77,500
3.70% 3/1/46	80,000	90,330
4.375% 12/5/33	183,000	220,873
4.85% 5/15/41	100,000	130,800
5.15% 7/15/18	250,000	271,518
5.85% 7/15/38	100,000	145,695
Merck
1.10% 1/31/18	150,000	150,638
1.30% 5/18/18	100,000	100,977
1.85% 2/10/20	400,000	408,580
2.40% 9/15/22	150,000	154,386
2.75% 2/10/25	900,000	942,110
2.80% 5/18/23	250,000	262,699
3.60% 9/15/42	100,000	103,118

LVIP SSGA Bond Index Fund–43

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Merck (continued)
3.875% 1/15/21	400,000	$438,926
4.15% 5/18/43	242,000	271,771
6.50% 12/1/33	100,000	140,952
6.55% 9/15/37	100,000	144,897
Merck Sharp & Dohme
5.00% 6/30/19	100,000	111,141
5.85% 6/30/39	50,000	66,149
Mylan
#144A 2.50% 6/7/19	145,000	147,028
2.55% 3/28/19	75,000	75,972
2.60% 6/24/18	200,000	202,637
#144A 3.00% 12/15/18	65,000	66,586
#144A 3.15% 6/15/21	250,000	253,871
#144A 3.75% 12/15/20	100,000	104,362
#144A 3.95% 6/15/26	250,000	253,515
#144A 5.25% 6/15/46	160,000	167,306
5.40% 11/29/43	133,000	141,884
Novartis Capital
2.40% 9/21/22	250,000	259,769
3.00% 11/20/25	250,000	265,869
3.40% 5/6/24	250,000	273,554
3.70% 9/21/42	150,000	161,157
4.00% 11/20/45	250,000	285,738
4.40% 4/24/20	100,000	111,465
4.40% 5/6/44	250,000	302,083
Novartis Securities Investment 5.125% 2/10/19	400,000	441,668
Perrigo 4.00% 11/15/23	250,000	257,973
Perrigo Finance Unlimited
3.50% 3/15/21	200,000	207,163
4.375% 3/15/26	200,000	208,703
Pfizer
1.20% 6/1/18	150,000	150,737
1.45% 6/3/19	150,000	151,313
1.95% 6/3/21	150,000	152,138
2.10% 5/15/19	300,000	307,239
2.75% 6/3/26	150,000	154,882
3.00% 6/15/23	200,000	213,555
3.40% 5/15/24	400,000	438,138
4.40% 5/15/44	400,000	457,094
6.20% 3/15/19	700,000	790,888
7.20% 3/15/39	300,000	457,372
Sanofi
1.25% 4/10/18	91,000	91,586
4.00% 3/29/21	325,000	359,918
Teva Pharmaceutical Finance
2.95% 12/18/22	175,000	178,256
6.15% 2/1/36	100,000	120,145
Teva Pharmaceutical Finance IV
2.25% 3/18/20	250,000	254,437
3.65% 11/10/21	250,000	265,254

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Wyeth
5.95% 4/1/37	350,000	$466,945
6.00% 2/15/36	100,000	133,793
6.50% 2/1/34	100,000	137,436
Zoetis
3.25% 2/1/23	163,000	166,337
3.45% 11/13/20	75,000	77,505
4.50% 11/13/25	200,000	220,985
4.70% 2/1/43	150,000	149,189

		33,754,003

Professional Services–0.01%
Dun & Bradstreet 4.00% 6/15/20	150,000	155,910
Equifax
2.30% 6/1/21	125,000	126,911
3.25% 6/1/26	50,000	51,625

		334,446

Real Estate Investment Trusts–0.71%
Alexandria Real Estate Equities
3.95% 1/15/27	25,000	25,823
4.30% 1/15/26	250,000	265,686
4.50% 7/30/29	110,000	114,618
American Tower
2.80% 6/1/20	100,000	102,425
3.375% 10/15/26	200,000	201,466
3.45% 9/15/21	250,000	260,525
3.50% 1/31/23	250,000	259,067
4.00% 6/1/25	100,000	106,542
4.50% 1/15/18	200,000	208,733
4.70% 3/15/22	225,000	248,606
5.00% 2/15/24	100,000	113,282
5.05% 9/1/20	100,000	111,298
5.90% 11/1/21	65,000	75,720
AvalonBay Communities
3.45% 6/1/25	100,000	104,993
3.50% 11/15/24	200,000	211,026
3.50% 11/15/25	50,000	52,730
3.625% 10/1/20	200,000	213,676
6.10% 3/15/20	100,000	115,198
Boston Properties
3.65% 2/1/26	100,000	106,783
3.70% 11/15/18	100,000	104,748
3.85% 2/1/23	125,000	133,956
4.125% 5/15/21	250,000	272,846
5.625% 11/15/20	150,000	171,845
5.875% 10/15/19	100,000	112,510
Brandywine Operating Partnership
4.55% 10/1/29	200,000	206,820
4.95% 4/15/18	100,000	104,979
Brixmor Operating Partnership
3.85% 2/1/25	70,000	70,518

LVIP SSGA Bond Index Fund–44

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Brixmor Operating Partnership (continued)
3.875% 8/15/22	95,000	$97,631
4.125% 6/15/26	50,000	51,400
Brookfield Asset Management
4.00% 1/15/25	150,000	152,639
Camden Property Trust
4.25% 1/15/24	67,000	72,684
4.625% 6/15/21	100,000	109,968
CBL & Associates 5.25% 12/1/23	67,000	63,661
Corporate Office Properties
3.70% 6/15/21	350,000	354,321
Crown Castle International
3.40% 2/15/21	140,000	146,304
3.70% 6/15/26	365,000	377,333
4.45% 2/15/26	365,000	397,021
CubeSmart 4.375% 12/15/23	100,000	108,660
DDR
3.50% 1/15/21	150,000	154,702
4.25% 2/1/26	100,000	105,039
Digital Realty Trust
3.40% 10/1/20	100,000	104,040
3.95% 7/1/22	150,000	157,333
4.75% 10/1/25	100,000	107,597
5.25% 3/15/21	100,000	112,525
Duke Realty
3.75% 12/1/24	250,000	263,171
4.375% 6/15/22	100,000	108,795
EPR Properties
5.25% 7/15/23	75,000	79,440
5.75% 8/15/22	100,000	108,735
ERP Operating
2.375% 7/1/19	150,000	153,758
3.375% 6/1/25	100,000	105,674
4.50% 7/1/44	150,000	167,153
4.50% 6/1/45	50,000	55,473
4.625% 12/15/21	90,000	101,748
4.75% 7/15/20	100,000	110,975
Essex Portfolio
3.25% 5/1/23	100,000	102,500
3.375% 1/15/23	250,000	258,544
3.375% 4/15/26	50,000	51,131
Federal Realty Investment Trust
2.75% 6/1/23	100,000	101,691
4.50% 12/1/44	50,000	54,729
Government Properties Income Trust
3.75% 8/15/19	100,000	102,648
HCP
2.625% 2/1/20	200,000	201,763
3.75% 2/1/19	100,000	103,602
3.875% 8/15/24	200,000	201,448
4.00% 12/1/22	150,000	155,945
4.00% 6/1/25	250,000	252,387

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
HCP (continued)
4.25% 11/15/23	186,000	$193,329
5.375% 2/1/21	200,000	222,551
Healthcare Realty Trust 5.75% 1/15/21 .	200,000	224,658
Healthcare Trust of America Holdings
3.375% 7/15/21	100,000	102,879
Highwoods Realty 3.20% 6/15/21	200,000	201,966
Hospitality Properties Trust
4.25% 2/15/21	50,000	52,156
5.00% 8/15/22	300,000	322,802
5.25% 2/15/26	50,000	52,787
Host Hotels & Resorts
4.75% 3/1/23	150,000	160,438
5.25% 3/15/22	400,000	440,278
Kilroy Realty
4.25% 8/15/29	150,000	159,071
4.80% 7/15/18	100,000	105,111
Kimco Realty
3.20% 5/1/21	150,000	155,980
3.40% 11/1/22	50,000	52,483
6.875% 10/1/19	150,000	173,104
Lexington Realty Trust 4.40% 6/15/24	60,000	61,472
Liberty Property
4.125% 6/15/22	50,000	52,931
4.40% 2/15/24	100,000	107,907
6.625% 10/1/17	50,000	53,009
Mack-Cali Realty 7.75% 8/15/19	100,000	112,954
Mid-America Apartments
3.75% 6/15/24	100,000	103,889
4.00% 11/15/25	50,000	52,749
4.30% 10/15/23	50,000	53,858
National Retail Properties
3.30% 4/15/23	100,000	101,631
4.00% 11/15/25	65,000	69,100
5.50% 7/15/21	100,000	114,845
Omega Healthcare Investors
4.375% 8/1/23	50,000	49,869
4.50% 4/1/27	200,000	199,624
4.95% 4/1/24	57,000	59,393
5.25% 1/15/26	100,000	106,491
Prologis
3.75% 11/1/25	45,000	48,055
4.25% 8/15/23	150,000	166,342
Realty Income
3.875% 7/15/24	65,000	68,383
4.65% 8/1/23	400,000	441,570
5.75% 1/15/21	100,000	115,171
5.875% 3/15/35	50,000	60,819
Regency Centers
3.90% 11/1/25	60,000	63,253
4.80% 4/15/21	100,000	109,872

LVIP SSGA Bond Index Fund–45

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Retail Opportunity Investments
Partnership 4.00% 12/15/24	50,000	$49,237
Select Income REIT 2.85% 2/1/18	500,000	504,099
Senior Housing Properties Trust
4.75% 5/1/24	200,000	204,008
Simon Property Group
2.50% 9/1/20	100,000	103,484
3.375% 10/1/24	450,000	483,192
4.125% 12/1/21	300,000	332,821
5.65% 2/1/20	200,000	226,171
6.75% 2/1/40	300,000	433,830
10.35% 4/1/19	200,000	243,695
Sovran Acquisition 3.50% 7/1/26	100,000	101,112
Tanger Properties 3.875% 12/1/23	100,000	104,570
UDR
4.00% 10/1/25	50,000	54,297
4.25% 6/1/18	100,000	105,030
4.625% 1/10/22	100,000	110,845
Ventas Realty
2.70% 4/1/20	100,000	102,142
3.125% 6/15/23	30,000	30,651
3.75% 5/1/24	150,000	157,048
4.00% 4/30/19	200,000	210,885
4.125% 1/15/26	156,000	167,968
4.25% 3/1/22	200,000	216,136
4.75% 6/1/21	100,000	111,364
Vornado Realty 2.50% 6/30/19	100,000	101,952
Washington Real Estate Investment Trust 3.95% 10/15/22	100,000	101,524
Weingarten Realty Investors
3.375% 10/15/22	150,000	153,202
Welltower
4.25% 4/1/26	200,000	215,428
4.50% 1/15/24	250,000	271,516
5.25% 1/15/22	100,000	112,471
6.125% 4/15/20	135,000	153,917
6.50% 3/15/41	250,000	315,027
Weyerhaeuser
4.625% 9/15/23	250,000	279,018
7.375% 3/15/32	250,000	331,593
WP Carey 4.60% 4/1/24	100,000	102,763

		20,774,363

Real Estate Management & Development–0.02%
American Campus Communities Operating
Partnership
3.35% 10/1/20	100,000	103,982
4.125% 7/1/24	100,000	105,761
CBRE Services 4.875% 3/1/26	300,000	307,291
Jones Lang LaSalle 4.40% 11/15/22	100,000	104,547

		621,581

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Road & Rail–0.36%
Burlington Northern Santa Fe
3.00% 3/15/23	500,000	$526,287
3.00% 4/1/25	250,000	264,898
3.05% 3/15/22	150,000	160,037
3.45% 9/15/21	200,000	216,890
3.65% 9/1/25	100,000	111,226
3.85% 9/1/23	100,000	111,372
3.90% 8/1/46	105,000	111,127
4.10% 6/1/21	100,000	110,627
4.15% 4/1/45	114,000	124,468
4.40% 3/15/42	100,000	111,308
4.45% 3/15/43	100,000	112,116
4.70% 9/1/45	100,000	117,891
4.95% 9/15/41	100,000	118,669
5.05% 3/1/41	100,000	120,579
5.15% 9/1/43	150,000	183,501
5.75% 5/1/40	200,000	257,091
6.15% 5/1/37	100,000	132,882
7.95% 8/15/30	100,000	149,692
Canadian National Railway
2.75% 3/1/26	50,000	52,286
2.95% 11/21/24	100,000	106,194
4.50% 11/7/43	75,000	86,950
5.55% 3/1/19	200,000	222,233
5.85% 11/15/17	150,000	159,709
6.20% 6/1/36	100,000	136,510
6.25% 8/1/34	100,000	135,430
Canadian Pacific Railway
2.90% 2/1/25	150,000	152,601
3.70% 2/1/26	45,000	48,363
4.45% 3/15/23	100,000	110,493
4.80% 9/15/35	65,000	74,414
4.80% 8/1/45	100,000	115,765
6.125% 9/15/15	65,000	81,446
7.125% 10/15/31	150,000	210,690
7.25% 5/15/19	65,000	74,863
CSX
3.35% 11/1/25	250,000	266,207
3.70% 10/30/20	275,000	295,677
3.70% 11/1/23	94,000	101,790
3.95% 5/1/50	90,000	90,504
4.10% 3/15/44	100,000	107,276
4.40% 3/1/43	200,000	222,452
5.50% 4/15/41	200,000	257,121
6.15% 5/1/37	120,000	156,912
6.22% 4/30/40	100,000	138,195
7.375% 2/1/19	100,000	114,855
Kansas City Southern
#144A 2.35% 5/15/20	150,000	150,045
#144A 4.30% 5/15/43	100,000	101,873
#144A 4.95% 8/15/45	100,000	112,744

LVIP SSGA Bond Index Fund–46

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Road & Rail (continued)
Norfolk Southern
2.90% 6/15/26	165,000	$170,131
2.903% 2/15/23	121,000	125,186
3.00% 4/1/22	118,000	123,332
3.25% 12/1/21	100,000	105,857
3.85% 1/15/24	150,000	164,604
4.45% 6/15/45	100,000	110,660
4.65% 1/15/46	100,000	116,199
4.80% 8/15/43	125,000	146,415
4.837% 10/1/41	111,000	127,151
5.75% 4/1/18	100,000	107,738
5.90% 6/15/19	100,000	112,455
6.00% 5/23/11	100,000	123,879
Ryder System
2.45% 9/3/19	250,000	254,412
2.875% 9/1/20	50,000	50,910
3.45% 11/15/21	25,000	26,173
Union Pacific
3.25% 1/15/25	495,000	536,682
3.25% 8/15/25	50,000	54,593
3.375% 2/1/35	200,000	201,899
3.646% 2/15/24	185,000	204,750
3.875% 2/1/55	94,000	96,087
4.00% 2/1/21	65,000	71,641
4.05% 11/15/45	50,000	54,291
4.163% 7/15/22	190,000	213,991
4.375% 11/15/65	30,000	32,178
4.75% 9/15/41	200,000	235,536
4.75% 12/15/43	105,000	124,121
4.821% 2/1/44	25,000	30,277

		10,645,407

Semiconductors & Semiconductor Equipment–0.21%
Altera 2.50% 11/15/18	250,000	258,673
Analog Devices
3.90% 12/15/25	60,000	66,962
5.30% 12/15/45	100,000	120,768
Applied Materials
2.625% 10/1/20	100,000	104,038
3.90% 10/1/25	70,000	77,704
5.10% 10/1/35	70,000	79,757
5.85% 6/15/41	350,000	428,699
Intel
1.70% 5/19/21	100,000	101,004
2.45% 7/29/20	480,000	499,453
2.60% 5/19/26	150,000	153,084
2.70% 12/15/22	150,000	157,069
3.30% 10/1/21	254,000	275,568
3.70% 7/29/25	365,000	405,872
4.00% 12/15/32	250,000	270,958
4.10% 5/19/46	150,000	156,360
4.25% 12/15/42	250,000	268,897

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Semiconductors & Semiconductor Equipment (continued)
Intel (continued)
4.80% 10/1/41	172,000	$195,796
4.90% 7/29/45	520,000	607,216
KLA-Tencor 4.65% 11/1/24	300,000	327,817
Lam Research
2.75% 3/15/20	100,000	102,280
2.80% 6/15/21	150,000	153,736
3.45% 6/15/23	75,000	77,575
3.90% 6/15/26	150,000	158,236
Maxim Integrated Products
2.50% 11/15/18	200,000	203,591
3.375% 3/15/23	100,000	103,637
Texas Instruments
1.65% 8/3/19	100,000	101,362
2.25% 5/1/23	250,000	254,097
2.75% 3/12/21	200,000	213,276
Xilinx 3.00% 3/15/21	200,000	209,267

		6,132,752

Software–0.50%
Adobe Systems
3.25% 2/1/25	95,000	100,224
4.75% 2/1/20	85,000	94,046
Autodesk
1.95% 12/15/17	100,000	100,276
3.125% 6/15/20	100,000	102,879
4.375% 6/15/25	100,000	104,708
CA
2.875% 8/15/18	150,000	153,072
3.60% 8/1/20	50,000	52,295
5.375% 12/1/19	100,000	109,980
CDK Global 3.30% 10/15/19	135,000	135,392
Electronic Arts
3.70% 3/1/21	100,000	104,961
4.80% 3/1/26	100,000	108,386
Microsoft
1.30% 11/3/18	115,000	116,084
1.85% 2/12/20	500,000	511,279
2.00% 11/3/20	700,000	718,302
2.375% 5/1/23	150,000	154,031
2.65% 11/3/22	200,000	209,207
3.00% 10/1/20	300,000	320,695
3.125% 11/3/25	200,000	214,460
3.50% 11/15/42	150,000	148,219
3.625% 12/15/23	300,000	332,796
3.75% 2/12/45	500,000	509,416
4.20% 6/1/19	200,000	217,860
4.20% 11/3/35	200,000	226,974
4.45% 11/3/45	200,000	226,104
4.50% 10/1/40	100,000	113,363
4.75% 11/3/55	200,000	226,929

LVIP SSGA Bond Index Fund–47

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Software (continued)
Microsoft (continued)
4.875% 12/15/43	800,000	$955,953
5.20% 6/1/39	200,000	247,256
5.30% 2/8/41	400,000	501,854
Oracle
1.20% 10/15/17	350,000	351,306
1.90% 9/15/21	455,000	457,003
2.25% 10/8/19	300,000	309,421
2.375% 1/15/19	200,000	205,990
2.40% 9/15/23	150,000	150,679
2.50% 10/15/22	550,000	563,439
2.65% 7/15/26	460,000	461,747
2.95% 5/15/25	500,000	520,237
3.85% 7/15/36	150,000	150,698
3.875% 7/15/20	100,000	109,547
3.90% 5/15/35	355,000	362,958
4.00% 7/15/46	150,000	151,623
4.30% 7/8/34	700,000	745,854
4.375% 5/15/55	500,000	526,695
4.50% 7/8/44	500,000	563,999
5.00% 7/8/19	250,000	277,435
5.375% 7/15/40	400,000	484,698
5.75% 4/15/18	375,000	406,060
6.125% 7/8/39	150,000	196,518
6.50% 4/15/38	200,000	272,866
Symantec
3.95% 6/15/22	150,000	152,271
4.20% 9/15/20	100,000	104,342

		14,642,387

Specialty Retail–0.27%
Advance Auto Parts
4.50% 1/15/22	100,000	107,823
4.50% 12/1/23	100,000	107,574
AutoNation
3.35% 1/15/21	50,000	51,251
4.50% 10/1/25	45,000	47,606
AutoZone
1.625% 4/21/19	25,000	25,146
2.50% 4/15/21	80,000	81,559
2.875% 1/15/23	100,000	101,921
3.125% 4/21/26	75,000	77,022
4.00% 11/15/20	75,000	80,782
Bed Bath & Beyond
3.749% 8/1/24	50,000	51,057
4.915% 8/1/34	530,000	493,752
Home Depot
2.00% 6/15/19	900,000	925,639
2.00% 4/1/21	250,000	256,940
2.25% 9/10/18	143,000	147,299
2.70% 4/1/23	150,000	157,527
3.00% 4/1/26	125,000	133,011

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Specialty Retail (continued)
Home Depot (continued)
3.35% 9/15/25	265,000	$289,134
3.75% 2/15/24	200,000	224,401
4.20% 4/1/43	150,000	168,764
4.25% 4/1/46	100,000	114,946
4.40% 4/1/21	100,000	112,819
4.875% 2/15/44	96,000	118,540
5.40% 9/15/40	100,000	130,360
5.875% 12/16/36	350,000	478,977
5.95% 4/1/41	100,000	138,297
Lowe’s
3.12% 4/15/22	100,000	106,982
3.375% 9/15/25	120,000	131,378
3.70% 4/15/46	200,000	206,192
3.875% 9/15/23	200,000	224,045
4.25% 9/15/44	250,000	278,823
4.375% 9/15/45	45,000	51,699
4.625% 4/15/20	150,000	165,449
4.65% 4/15/42	100,000	116,802
5.00% 9/15/43	300,000	369,904
5.80% 10/15/36	200,000	259,165
5.80% 4/15/40	20,000	26,316
6.65% 9/15/37	100,000	141,482
O’Reilly Automotive
3.55% 3/15/26	150,000	157,588
3.80% 9/1/22	100,000	107,820
4.875% 1/14/21	45,000	50,239
QVC 4.375% 3/15/23	600,000	604,586
Ross Stores 3.375% 9/15/24	100,000	104,604
Signet UK Finance 4.70% 6/15/24	50,000	48,877
TJX
2.50% 5/15/23	100,000	104,183
6.95% 4/15/19	55,000	63,390

		7,941,671

Technology Hardware, Storage & Peripherals–0.49%
Apple
1.00% 5/3/18	750,000	752,050
1.30% 2/23/18	75,000	75,528
1.55% 2/7/20	950,000	957,542
1.70% 2/22/19	85,000	86,472
2.00% 5/6/20	100,000	102,713
2.10% 5/6/19	250,000	257,384
2.15% 2/9/22	250,000	254,993
2.25% 2/23/21	500,000	514,773
2.40% 5/3/23	822,000	837,873
2.50% 2/9/25	250,000	254,222
2.70% 5/13/22	100,000	104,540
2.85% 2/23/23	450,000	473,287
3.20% 5/13/25	150,000	159,218
3.25% 2/23/26	415,000	441,090
3.45% 5/6/24	350,000	380,793

LVIP SSGA Bond Index Fund–48

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Technology Hardware, Storage & Peripherals (continued)
Apple (continued)
3.45% 2/9/45	125,000	$117,769
3.85% 5/4/43	350,000	352,287
4.375% 5/13/45	100,000	109,225
4.45% 5/6/44	600,000	657,087
4.50% 2/23/36	250,000	281,932
4.65% 2/23/46	530,000	600,178
Diamond 1 Finance
#144A 3.48% 6/1/19	765,000	784,213
#144A 4.42% 6/15/21	900,000	927,352
#144A 5.45% 6/15/23	905,000	940,329
#144A 8.10% 7/15/36	135,000	145,905
#144A 8.35% 7/15/46	130,000	140,165
#Diamond 1 Finance / Diamond 2 Finance 144A 6.02% 6/15/26	250,000	261,100
Hewlett Packard Enterprise
#144A 2.85% 10/5/18	650,000	666,001
#144A 3.60% 10/15/20	550,000	574,638
#144A 4.90% 10/15/25	450,000	471,028
#144A 6.20% 10/15/35	250,000	253,538
#144A 6.35% 10/15/45	250,000	249,732
HP
4.30% 6/1/21	200,000	212,631
4.375% 9/15/21	150,000	161,761
4.65% 12/9/21	350,000	378,934
6.00% 9/15/41	305,000	293,153

		14,231,436

Textiles, Apparel & Luxury Goods–0.02%
NIKE
2.25% 5/1/23	100,000	103,162
3.625% 5/1/43	100,000	105,975
3.875% 11/1/45	100,000	111,154
Ralph Lauren 2.125% 9/26/18	50,000	51,048
Under Armour 3.25% 6/15/26	100,000	101,177
VF 6.00% 10/15/33	150,000	195,037

		667,553

Thrift & Mortgage Finance–0.01%
People’s United Financial 3.65% 12/6/22	150,000	154,609

		154,609

Tobacco–0.27%
Altria Group
2.625% 1/14/20	1,000,000	1,040,401
2.85% 8/9/22	200,000	209,779
4.00% 1/31/24	89,000	99,732
4.50% 5/2/43	100,000	113,334
4.75% 5/5/21	200,000	228,375
5.375% 1/31/44	63,000	81,094
9.70% 11/10/18	119,000	141,867

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Tobacco (continued)
Altria Group (continued)
9.95% 11/10/38	113,000	$203,897
10.20% 2/6/39	97,000	180,307
Philip Morris International
1.25% 8/11/17	100,000	100,402
1.375% 2/25/19	65,000	65,531
1.875% 1/15/19	500,000	510,195
1.875% 2/25/21	100,000	101,252
2.125% 5/10/23	50,000	50,233
2.75% 2/25/26	100,000	103,254
2.90% 11/15/21	250,000	264,282
3.375% 8/11/25	100,000	108,269
3.60% 11/15/23	600,000	658,689
4.125% 3/4/43	150,000	161,556
4.25% 11/10/44	85,000	93,599
4.375% 11/15/41	200,000	220,031
4.50% 3/26/20	100,000	111,603
4.50% 3/20/42	100,000	112,822
5.65% 5/16/18	300,000	325,985
6.375% 5/16/38	150,000	207,883
Reynolds American
2.30% 8/21/17	100,000	101,243
2.30% 6/12/18	460,000	467,600
3.25% 6/12/20	49,000	51,845
4.00% 6/12/22	490,000	533,233
4.45% 6/12/25	105,000	117,808
4.85% 9/15/23	225,000	257,286
5.70% 8/15/35	50,000	61,077
5.85% 8/15/45	480,000	615,696
6.15% 9/15/43	125,000	163,883
8.125% 6/23/19	100,000	118,640

		7,982,683

Trading Companies & Distributors–0.03%
GATX
2.50% 3/15/19	167,000	169,008
2.60% 3/30/20	100,000	99,476
3.90% 3/30/23	101,000	102,937
5.20% 3/15/44	50,000	51,993
Ingram Micro 4.95% 12/15/24	150,000	149,659
WW Grainger
3.75% 5/15/46	150,000	155,332
4.60% 6/15/45	55,000	65,428

		793,833

Wireless Telecommunication Services–0.18%
America Movil
3.125% 7/16/22	200,000	205,766
4.375% 7/16/42	200,000	203,380
5.00% 10/16/19	500,000	551,279
5.00% 3/30/20	200,000	221,986
6.125% 11/15/37	150,000	181,660

LVIP SSGA Bond Index Fund–49

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Wireless Telecommunication Services (continued)
America Movil (continued)
6.125% 3/30/40	250,000	$308,615
6.375% 3/1/35	25,000	30,812
Rogers Communications
3.00% 3/15/23	125,000	130,621
3.625% 12/15/25	65,000	69,580
4.10% 10/1/23	300,000	333,818
4.50% 3/15/43	100,000	105,482
5.00% 3/15/44	100,000	114,036
6.80% 8/15/18	150,000	166,198
7.50% 8/15/38	25,000	34,295
Vodafone Group
1.50% 2/19/18	350,000	349,955
2.50% 9/26/22	300,000	296,311
2.95% 2/19/23	225,000	226,044
4.375% 2/19/43	150,000	141,967
5.45% 6/10/19	600,000	664,377
6.15% 2/27/37	700,000	814,602
7.875% 2/15/30	100,000	129,098

		5,279,882

Total Corporate Bonds (Cost $734,206,826)		778,611,306

MUNICIPAL BONDS–0.88%
American Municipal Power, Ohio Taxable Build America Bonds Series B
6.449% 2/15/44	50,000	67,649
7.834% 2/15/41	55,000	85,200
8.084% 2/15/50	800,000	1,294,688
Bay Area Toll Authority, California Toll Bridge Revenue Taxable Build America Bonds
Series F-2 6.263% 4/1/49	200,000	311,832
Series S1 6.793% 4/1/30	100,000	132,229
Series S1 6.918% 4/1/40	100,000	145,904
Series S1 7.043% 4/1/50	100,000	159,004
California State Taxable Build America Bonds
6.65% 3/1/22	200,000	248,974
7.30% 10/1/39	1,100,000	1,667,072
7.60% 11/1/40	80,000	128,887
7.625% 3/1/40	85,000	134,449
7.95% 3/1/36	100,000	121,569
California State Various Purposes
6.20% 10/1/19	100,000	115,679
7.50% 4/1/34	325,000	492,736
7.55% 4/1/39	600,000	949,062
Central Puget Sound, Washington Regional Transportation Authority Sales & Use Tax Revenue Taxable Build America Bonds 5.491% 11/1/39	50,000	68,593
Chicago, Illinios Taxable
Series B 7.375% 1/1/33	100,000	105,621

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
Chicago, Illinios Taxable (continued)
Series B 7.75% 1/1/42	100,000	$101,616
Chicago, Illinois Transit Authority Transfer Tax Receipts Revenue
Series A 6.899% 12/1/40	100,000	130,849
Series B 6.899% 12/1/40	40,000	51,772
City & County of Denver, Colorado Taxable Build America Bonds 5.65% 8/1/30	100,000	116,624
Clark County, Nevada Airport Revenue Taxable Build America Bonds
6.881% 7/1/42	50,000	56,496
Series C 6.82% 7/1/45	75,000	115,988
Commonwealth of Massachusetts Consolidated Loan Taxable Build America Bonds 5.456% 12/1/39	100,000	138,136
Commonwealth of Massachusetts Taxable Build America Bonds
4.91% 5/1/29	100,000	126,908
Series E 4.20% 12/1/21	100,000	111,929
Commonwealth of Pennsylvania Taxable Build America Bonds
5.45% 2/15/30	1,000,000	1,233,410
Series B 2nd 5.35% 5/1/30	100,000	110,901
Connecticut State Taxable Build America Bonds
Series A 5.85% 3/15/32	100,000	131,565
Series D 5.09% 10/1/30	200,000	238,742
Dallas Area, Texas Rapid Transit 5.999% 12/1/44	200,000	289,242
Dallas, Texas Independent School District Taxable Build America Bonds Series C 6.45% 2/15/35 (PSF-GTD)	100,000	119,612
East Baton Rouge, Louisiana Sewerage Commission 6.087% 2/1/45	100,000	113,044
East Bay Municipal Utility District Taxable Build America Bonds 5.874% 6/1/40	100,000	139,377
Georgia State Taxable Build America Bonds Series H 4.503% 11/1/25	100,000	115,540
Greater Chicago Metropolitan Water Reclamation District Taxable Build America Bonds 5.72% 12/1/38	150,000	194,281
Illinois State 5.665% 3/1/18	250,000	263,847
Illinois State Taxable Pension
4.35% 6/1/18	366,667	378,466
4.95% 6/1/23	100,000	107,317
5.10% 6/1/33	800,000	769,656
Illinois State Toll Highway Authority Taxable Build America Bonds Series B 5.851% 12/1/34	100,000	135,107
Kansas Development Finance Authority
Series H 4.727% 4/15/37	50,000	55,826
Series H 4.927% 4/15/45	100,000	114,670

LVIP SSGA Bond Index Fund–50

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
Los Angeles, California Community College District
6.60% 8/1/42	100,000	$157,543
6.75% 8/1/49	100,000	157,650
Los Angeles, California County Public Works Financing Authority
7.488% 8/1/33	100,000	140,979
7.618% 8/1/40	100,000	157,576
Los Angeles, California Department of Airports Taxable Build America Bonds 6.582% 5/15/39	25,000	34,811
Los Angeles, California Department of Water & Power Taxable Build America Bonds Series C 6.008% 7/1/39	25,000	33,744
Los Angeles, California Unified School District Taxable Build America Bonds 6.758% 7/1/34	315,000	454,214
Massachusetts State Water Pollution Abatement 5.192% 8/1/40	70,000	87,782
Metropolitan Government of Nashville & Davidson County Convention Center Authority Taxable Build America Bonds
Series B 4.053% 7/1/26	10,000	10,991
Series B 6.731% 7/1/43	50,000	70,616
Metropolitan Transportation Authority, New York Revenue Taxable Build America Bonds
5.871% 11/15/39	100,000	136,726
6.668% 11/15/39	130,000	190,411
Series E 6.814% 11/15/40	500,000	729,385
Mississippi State Taxable Build America Bonds Series F 5.245% 11/1/34	100,000	127,977
Municipal Electric Authority, Georgia Build America Bonds (PLT Vogtle Units3 & 4 Project)
6.655% 4/1/57	125,000	166,853
Taxable 6.637% 4/1/57	150,000	200,729
Taxable 7.055% 4/1/57	100,000	122,973
New Jersey Economic Development Authority
Series A 7.425% 2/15/29 (NATL)	225,000	278,141
^Series B 0.623% 2/15/22 (AGM)	200,000	168,104
New Jersey State Transportation Trust Fund Authority Taxable Build America Bonds
6.561% 12/15/40	100,000	118,293
Series C 5.754% 12/15/28	100,000	108,604
Series C 6.104% 12/15/28	200,000	218,438
New Jersey State Turnpike Authority Revenue Taxable Build America Bonds
Series A 7.102% 1/1/41	350,000	529,701
Series F 7.414% 1/1/40	90,000	141,305
New York City, New York 5.517% 10/1/37	85,000	111,574

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
New York City, New York Municipal Water Finance Authority Taxable Build America Bonds
5.724% 6/15/42	65,000	$93,213
5.75% 6/15/41	100,000	141,080
5.79% 6/15/41	200,000	224,366
5.952% 6/15/42	100,000	147,898
6.011% 6/15/42	35,000	50,961
New York City, New York Taxable Build America Bonds
Series A2 5.206% 10/1/31	100,000	122,519
Series F-1 6.271% 12/1/37	100,000	143,323
New York City, New York Transitional Finance Authority 5.508% 8/1/37	200,000	262,298
New York City, New York Transitional Finance Authority Taxable Build America Bonds 5.572% 11/1/38	65,000	87,366
New York State Dormitory Authority Taxable Build America Bonds
5.50% 3/15/30	100,000	128,901
5.60% 3/15/40	100,000	137,825
New York State Urban Development Taxable Build America Bonds 5.77% 3/15/39	50,000	64,423
Ohio State University Taxable
Series A 3.798% 12/1/46	100,000	108,842
Series A 4.048% 12/1/56	100,000	111,241
Ohio State University Taxable Build America Bonds Series C 4.91% 6/1/40	100,000	128,473
Oregon School Boards Association Taxable Pension Series B 5.55% 6/30/28 (NATL)	250,000	313,583
Oregon State Department of Transportation Taxable Series A Sub-Lien 5.834% 11/15/34	75,000	104,993
Pennsylvania State Public School Building Authority Revenue Qualified School Construction Bond Taxable (Direct Subsidiary) Series A 5.00% 9/15/27	100,000	111,298
Pennsylvania State Turnpike Commission Revenue Taxable Build America Bonds
5.561% 12/1/49	200,000	271,740
Series B 5.511% 12/1/45	150,000	200,509
Series B 6.105% 12/1/39	100,000	138,460
Philadelphia Authority for Industrial Development 3.964% 4/15/26	105,000	107,797
Port Authority of New York & New Jersey Consolidated
Series 165th 5.647% 11/1/40	250,000	334,045
Series 168th 4.926% 10/1/51	350,000	445,539
Series 174th 4.458% 10/1/62	250,000	285,395
Series 181st 4.96% 8/1/46	156,250	197,616
Series 192nd 4.81% 10/15/65	250,000	300,820

LVIP SSGA Bond Index Fund–51

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
Port of Seattle, Washington Taxable Series-B1 7.00% 5/1/36	100,000	$114,832
Rutgers State University of New Jersey/New Brunswick Taxable Build America Bonds 5.665% 5/1/40	155,000	199,414
Salt River, Arizona Project Agricultural Improvement & Power District 4.839% 1/1/41	60,000	78,715
San Antonio, Texas Electric & Gas Taxable Build America Bonds
4.427% 2/1/42	250,000	304,405
5.985% 2/1/39	50,000	72,473
San Diego County, California Regional Transportation Commission 5.911% 4/1/48	100,000	148,904
San Diego County, California Water Authority Financing Agency Revenue Taxable Build America Bonds Series B 6.138% 5/1/49	100,000	143,675
San Francisco City & County Public Utilities Commission Taxable Build America Bonds
6.00% 11/1/40	100,000	135,340
Series B 6.00% 11/1/40	100,000	133,717
Texas State Taxable Build America Bonds 5.517% 4/1/39	100,000	141,825
Texas State Transportation Commission 1st Tier 5.178% 4/1/30	200,000	256,790
University of California Build America Bonds Series H 6.548% 5/15/48	100,000	146,147
University of California Taxable
Series AD 4.858% 5/15/12	250,000	278,023
Series AQ 4.767% 5/15/15	250,000	271,590
Series J 4.131% 5/15/45	795,000	886,687
University of Massachusetts Building Authority Taxable Build America Bonds 5.45% 11/1/40	100,000	131,205
University of Missouri (Curators University) Taxable Build America Bonds 5.792% 11/1/41	100,000	144,369
University of North Carolina At Chapel Hill Taxable Series C 3.327% 12/1/36	100,000	109,276
University of Texas System Revenue Series A 3.852% 8/15/46	100,000	114,243
University of Texas System Revenue Taxable Build America Bonds Series C 4.794% 8/15/46	90,000	113,989
University of Virginia Revenue Taxable Build America Bonds 6.20% 9/1/39	50,000	74,499
Utah State Taxable Build America Bonds
Series B 3.539% 7/1/25	100,000	112,280
Series D 4.554% 7/1/24	60,000	70,474

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
Virginia Commonwealth Transportation Board Taxable Build America Bonds 5.35% 5/15/35	100,000	$126,362
Washington State Convention Center Public Facilities District 6.79% 7/1/40	50,000	68,791
Washington State Taxable Build America Bonds
Series D 5.481% 8/1/39	50,000	69,191
Series F 5.09% 8/1/33	100,000	128,470
Total Municipal Bonds (Cost $20,858,740)		25,685,399

NON-AGENCY ASSET-BACKED SECURITIES–0.45%
Ally Master Owner Trust Series 2015-2 A2 1.83% 1/15/21	700,000	702,781
AmeriCredit Automobile Receivable Series 2015-4 A3 1.70% 7/8/20	2,000,000	2,012,916
Capital One Multi-Asset Execution Trust Series 2014-A5 A5 1.48% 7/15/20	1,000,000	1,006,516
CarMax Auto Owner Trust Series 2015-3 A3 1.63% 5/15/20	1,500,000	1,512,492
Chase Issuance Trust Series 2014-A2 A2 2.77% 3/15/23	1,100,000	1,162,020
Citibank Credit Card Issuance Trust
Series 2007-A3 A3 6.15% 6/15/39	750,000	1,041,056
Series 2008-A1 A1 5.35% 2/7/20	500,000	534,350
Series 2014-A5 A5 2.68% 6/7/23	1,000,000	1,053,278
Discover Card Execution Note Trust
Series 2007-A1 A1 5.65% 3/16/20	750,000	791,618
Series 2014-A4 A4 2.12% 12/15/21	1,000,000	1,025,231
Santander Drive Auto Receivables Trust
Series 2014-3 D 2.65% 8/17/20	860,000	867,579
Series 2015-2 C 2.44% 4/15/21	1,000,000	1,008,958
Synchrony Credit Card Master Note Trust Series 2012-6 A 1.36% 8/17/20 500,000		501,266

Total Non-Agency Asset-Backed Securities (Cost $12,963,227)		13,220,061

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.04%
Citigroup Commercial Mortgage Trust
Series 2012-GC8 A4 3.024% 9/10/45	1,250,000	1,323,438
Series 2013-GC11 AS 3.422% 4/10/46	770,000	811,164
Series 2013-GC15 A1 1.378% 9/10/46	359,874	360,969
Series 2013-GC15 A3 4.095% 9/10/46	800,000	895,833
COMM Mortgage Trust
Series 2013-LC6 AM 3.282% 1/10/46	1,000,000	1,049,418
Series 2014-CR17 A5 3.977% 5/10/47	1,365,000	1,517,302
Series 2014-UBS3 A4 3.819% 6/10/47	1,500,000	1,640,070
Series 2015-CR26 A3 3.359% 10/10/48	1,000,000	1,062,129

LVIP SSGA Bond Index Fund–52

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust (continued)
Series 2015-LC21 A4 3.708% 7/10/48	1,000,000	$1,095,285
tCommercial Mortgage Pass Through Certificates Series 2014-CR14 A3 3.955% 2/10/47	545,000	606,053
Commercial Mortgage Trust Series 2007-GG11 A4 5.736% 12/10/49	79,413	82,465
•Credit Suisse Commercial Mortgage Trust Series 2008-C1 A3 6.268% 2/15/41	200,000	208,094
GS Mortgage Securities Trust
Series 2013-GC12 A3 2.86% 6/10/46	1,500,000	1,571,470
Series 2015-GC28 A5 3.396% 2/10/48	1,500,000	1,601,453
•JPMBB Commercial Mortgage Securities Trust Series 2013-C14 A4 4.133% 8/15/46	1,500,000	1,684,845
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C10 ASB 2.702% 12/15/47	1,000,000	1,040,025
LB-UBS Commercial Mortgage Trust
•Series 2007-C7 A3 5.866% 9/15/45	673,993	705,154
•Series 2008-C1 A2 6.248% 4/15/41	302,117	318,466
Merrill Lynch Mortgage Trust Series 2008-C1 A4 5.69% 2/12/51	625,951	652,508
•ML-CFC Commercial Mortgage Trust Series 2007-9 AM 5.856% 9/12/49	1,050,000	1,089,719
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C9 A4 3.102% 5/15/46	725,000	766,220
Series 2013-C11 A2 3.085% 8/15/46	750,000	777,639
Series 2014-C17 A2 3.119% 8/15/47	1,000,000	1,044,359
Series 2015-C24 A4 3.732% 5/15/48	1,250,000	1,370,459
Morgan Stanley Capital I Trust Series 2007-IQ16 A4 5.809% 12/12/49	1,243,089	1,290,708
UBS-Barclays Commercial Mortgage Trust Series 2012-C2 A4 3.525% 5/10/63	1,000,000	1,083,914
•Wachovia Bank Commercial Mortgage Trust Series 2007-C33 A5 6.147% 2/15/51	500,000	520,566
Wells Fargo Commercial Mortgage Trust
•Series 2013-LC12 B 4.433% 7/15/46	400,000	439,396
Series 2015-C30 A4 3.664% 9/15/58	1,000,000	1,091,095
Series 2015-P2 A4 3.809% 12/15/48	665,000	733,808
WFRBS Commercial Mortgage Trust
Series 2012-C9 A3 2.87% 11/15/45	940,000	984,443
•Series 2013-C15 C 4.629% 8/15/46	1,000,000	1,047,115

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $29,287,843)		30,465,582

	Principal Amount°	Value (U.S. $)

ΔREGIONAL BONDS–0.24%
Canada–0.24%
Province of British Columbia
2.00% 10/23/22	150,000	$154,358
6.50% 1/15/26	100,000	136,906
7.25% 9/1/36	100,000	164,177
Province of Manitoba Canada 2.10% 9/6/22	63,000	64,867
Province of New Brunswick Canada 2.75% 6/15/18	200,000	206,735
Province of Ontario Canada
1.10% 10/25/17	500,000	501,829
1.20% 2/14/18	100,000	100,555
1.625% 1/18/19	900,000	912,845
1.65% 9/27/19	100,000	101,403
1.875% 5/21/20	500,000	510,889
2.00% 9/27/18	300,000	306,623
2.45% 6/29/22	150,000	157,098
3.00% 7/16/18	200,000	208,158
3.15% 12/15/17	250,000	258,723
4.00% 10/7/19	200,000	217,851
4.40% 4/14/20	400,000	445,617
Province of Quebec Canada
2.50% 4/20/26	1,000,000	1,030,294
2.625% 2/13/23	350,000	367,596
3.50% 7/29/20	300,000	325,576
4.625% 5/14/18	200,000	213,815
7.50% 7/15/23	200,000	269,787
7.50% 9/15/29	175,000	265,773
Province of Saskatchewan Canada 8.50% 7/15/22	100,000	135,382

		7,056,857

Japan–0.00%
Japan Finance Organization for Municipalities 4.00% 1/13/21	100,000	109,975

		109,975

Total Regional Bonds (Cost $6,810,661)		7,166,832

ΔSOVEREIGN BONDS–1.53%
Canada–0.09%
Canada Government International Bond 1.625% 2/27/19	1,000,000	1,022,106
Export Development Canada
0.75% 12/15/17	200,000	200,102
1.25% 12/10/18	80,000	80,676
1.50% 5/26/21	200,000	202,966
1.75% 7/21/20	1,000,000	1,027,310

		2,533,160

Chile–0.03%
Chile Government International Bonds 2.25% 10/30/22	100,000	101,050

LVIP SSGA Bond Index Fund–53

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Chile (continued)
Chile Government International Bonds (continued)
3.125% 1/21/26	826,000	$854,910

		955,960

Colombia–0.12%
Colombia Government International Bonds
2.625% 3/15/23	700,000	678,300
4.00% 2/26/24	250,000	261,750
5.00% 6/15/45	500,000	521,250
6.125% 1/18/41	200,000	232,000
7.375% 3/18/19	700,000	799,750
7.375% 9/18/37	500,000	651,875
8.125% 5/21/24	250,000	323,125

		3,468,050

Germany–0.04%
FMS Wertmanagement
1.00% 11/21/17	250,000	250,805
1.375% 6/8/21	500,000	503,567
1.625% 11/20/18	500,000	508,724

		1,263,096

Israel–0.04%
Israel Government AID Bond 5.50% 4/26/24	200,000	253,552
Israel Government International Bonds
2.875% 3/16/26	200,000	206,624
3.15% 6/30/23	200,000	213,463
4.00% 6/30/22	150,000	166,837
4.50% 1/30/43	200,000	224,968
5.125% 3/26/19	175,000	192,969

		1,258,413

Italy–0.05%
Italy Government International Bonds
5.375% 6/15/33	800,000	952,382
6.875% 9/27/23	350,000	441,000

		1,393,382

Japan–0.10%
Japan Bank for International Cooperation
1.125% 7/19/17	250,000	250,126
1.75% 7/31/18	500,000	505,220
1.75% 11/13/18	500,000	505,366
1.75% 5/29/19	200,000	202,132
1.875% 4/20/21	300,000	304,805
2.375% 4/20/26	300,000	313,570
2.50% 5/28/25	700,000	735,605
3.375% 7/31/23	200,000	221,111

		3,037,935

Mexico–0.23%
Mexico Government International Bonds
3.50% 1/21/21	420,000	444,150

	Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Mexico (continued)
Mexico Government International Bonds (continued)
3.60% 1/30/25	1,400,000	$1,466,500
3.625% 3/15/22	868,000	917,042
4.00% 10/2/23	550,000	593,477
4.75% 3/8/44	1,000,000	1,080,000
5.75% 10/12/10	800,000	888,000
6.05% 1/11/40	475,000	599,094
6.75% 9/27/34	500,000	678,750

		6,667,013

Panama–0.07%
Panama Government International Bonds
3.875% 3/17/28	300,000	318,000
5.20% 1/30/20	800,000	888,000
6.70% 1/26/36	200,000	266,500
7.125% 1/29/26	100,000	132,000
8.875% 9/30/27	100,000	147,500
9.375% 4/1/29	100,000	153,000

		1,905,000

Peru–0.06%
Peruvian Government International Bonds
4.125% 8/25/27	350,000	385,875
5.625% 11/18/50	100,000	124,250
6.55% 3/14/37	500,000	676,250
7.125% 3/30/19	225,000	259,313
7.35% 7/21/25	100,000	136,250
8.75% 11/21/33	200,000	314,250

		1,896,188

Philippines–0.15%
Philippine Government International Bonds
3.95% 1/20/40	500,000	577,749
5.00% 1/13/37	500,000	646,530
7.75% 1/14/31	1,000,000	1,557,023
8.375% 6/17/19	1,000,000	1,198,369
9.50% 2/2/30	300,000	514,287

		4,493,958

Poland–0.08%
Poland Government International Bonds
3.00% 3/17/23	250,000	254,763
3.25% 4/6/26	400,000	408,504
5.00% 3/23/22	500,000	563,493
5.125% 4/21/21	700,000	787,436
6.375% 7/15/19	380,000	431,053

		2,445,249

Republic of Korea–0.02%
Korea International Bonds
3.875% 9/11/23	200,000	229,510
7.125% 4/16/19	200,000	232,780

		462,290

LVIP SSGA Bond Index Fund–54

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
South Africa–0.06%
South Africa Government International Bonds
4.665% 1/17/24	250,000	$258,835
5.375% 7/24/44	500,000	524,470
5.875% 5/30/22	100,000	111,450
5.875% 9/16/25	200,000	223,090
6.25% 3/8/41	100,000	116,027
6.875% 5/27/19	500,000	557,800

		1,791,672

Sweden–0.05%
Svensk Exportkredit
1.125% 4/5/18	300,000	300,956
1.25% 4/12/19	600,000	604,009
1.875% 6/23/20	400,000	407,680

		1,312,645

Turkey–0.26%
Turkey Government International Bonds
4.875% 10/9/26	1,000,000	1,055,895
4.875% 4/16/43	500,000	489,737
5.75% 3/22/24	200,000	223,502
6.00% 1/14/41	1,100,000	1,234,181
6.25% 9/26/22	400,000	453,202
6.625% 2/17/45	800,000	973,294
6.75% 4/3/18	1,300,000	1,401,400
7.375% 2/5/25	1,500,000	1,855,297

		7,686,508

Ukraine–0.03%
Ukraine Government AID Bond
1.847% 5/29/20	753,000	773,633

		773,633

Uruguay–0.05%
Uruguay Government International Bonds
5.10% 6/18/50	1,000,000	997,500
7.625% 3/21/36	250,000	339,063
8.00% 11/18/22	200,000	254,000

		1,590,563

Total Sovereign Bonds (Cost $42,378,917)		44,934,715

SUPRANATIONAL BANKS–1.57%
African Development Bank
0.875% 3/15/18	250,000	250,352
1.00% 5/15/19	400,000	401,756
1.125% 3/4/19	600,000	604,504
1.375% 12/17/18	129,000	130,773
Andina de Fomento
2.00% 5/10/19	300,000	303,726
4.375% 6/15/22	250,000	279,723
8.125% 6/4/19	140,000	165,388

	Principal Amount°	Value (U.S. $)

SUPRANATIONAL BANKS (continued)
Asian Development Bank
0.75% 7/28/17	500,000	$500,315
1.375% 1/15/19	800,000	810,458
1.375% 3/23/20	200,000	202,292
1.50% 9/28/18	400,000	406,135
1.625% 3/16/21	400,000	407,824
1.75% 9/11/18	500,000	510,353
1.75% 3/21/19	350,000	358,213
1.875% 4/12/19	300,000	308,137
1.875% 2/18/22	600,000	616,337
2.00% 4/24/26	600,000	615,283
5.593% 7/16/18	700,000	766,124
Council of Europe Development Bank
1.125% 5/31/18	300,000	301,487
1.75% 11/14/19	400,000	408,493
European Bank for Reconstruction & Development
1.00% 6/15/18	250,000	250,717
1.00% 9/17/18	150,000	150,430
1.50% 3/16/20	250,000	253,811
1.625% 4/10/18	250,000	252,935
1.625% 11/15/18	500,000	508,793
1.875% 2/23/22	400,000	410,740
European Investment Bank
1.00% 3/15/18	1,000,000	1,003,388
1.00% 6/15/18	1,000,000	1,002,713
1.125% 9/15/17	200,000	200,851
1.125% 8/15/19	200,000	200,494
1.25% 5/15/19	500,000	503,527
1.625% 3/16/20	1,500,000	1,527,279
1.625% 6/15/21	600,000	610,336
1.75% 6/17/19	1,500,000	1,532,475
1.875% 3/15/19	500,000	512,261
2.00% 3/15/21	800,000	827,215
2.25% 8/15/22	1,000,000	1,043,950
2.50% 4/15/21	1,500,000	1,583,043
2.875% 9/15/20	350,000	373,619
3.25% 1/29/24	1,400,000	1,567,922
4.00% 2/16/21	400,000	449,308
4.875% 2/15/36	700,000	944,329
Inter-American Development Bank
0.875% 3/15/18	500,000	501,545
1.00% 7/14/17	800,000	802,444
1.00% 5/13/19	300,000	301,155
1.25% 1/16/18	900,000	907,500
1.375% 7/15/20	1,250,000	1,262,161
1.75% 8/24/18	500,000	511,119
1.875% 3/15/21	500,000	514,107
2.00% 6/2/26	250,000	256,790
2.125% 11/9/20	400,000	416,318
3.00% 10/4/23	500,000	548,801
3.00% 2/21/24	400,000	441,960
3.20% 8/7/42	100,000	109,854
3.875% 2/14/20	200,000	219,839

LVIP SSGA Bond Index Fund–55

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

SUPRANATIONAL BANKS (continued)
Inter-American Development Bank (continued)
3.875% 10/28/41	100,000	$123,403
4.375% 1/24/44	56,000	74,343
International Bank for Reconstruction & Development
0.875% 7/19/18	2,000,000	2,005,816
1.00% 10/5/18	1,400,000	1,406,657
1.125% 7/18/17	150,000	150,739
1.25% 7/26/19	500,000	506,153
1.375% 5/24/21	300,000	302,089
1.625% 3/9/21	1,000,000	1,019,979
1.625% 2/10/22	600,000	609,526
1.875% 3/15/19	1,000,000	1,027,897
1.875% 10/7/19	700,000	720,283
2.125% 11/1/20	1,000,000	1,042,020
2.125% 2/13/23	100,000	104,428
2.50% 11/25/24	900,000	961,488
2.50% 7/29/25	1,200,000	1,285,272
4.75% 2/15/35	50,000	67,374
7.625% 1/19/23	100,000	138,648
International Finance
0.625% 12/21/17	200,000	199,796
0.875% 6/15/18	1,000,000	1,001,418
1.25% 11/27/18	156,000	157,469
1.625% 7/16/20	700,000	714,391
1.75% 9/16/19	400,000	409,793
2.125% 11/17/17	200,000	203,868
Nordic Investment Bank
1.125% 2/25/19	600,000	603,827
2.25% 9/30/21	200,000	209,536
North American Development Bank 4.375% 2/11/20	100,000	109,223

Total Supranational Banks (Cost $44,633,326)		46,006,838

U.S. TREASURY OBLIGATIONS–36.43%
U.S. Treasury Bonds
2.50% 2/15/45	12,900,000	13,434,899
2.50% 2/15/46	4,950,000	5,154,574
2.50% 5/15/46	4,700,000	4,897,912
2.75% 8/15/42	2,600,000	2,865,689
2.75% 11/15/42	3,500,000	3,851,505
2.875% 5/15/43	13,500,000	15,185,394
2.875% 8/15/45	1,200,000	1,347,516
3.00% 5/15/42	2,850,000	3,293,198
3.00% 11/15/45	8,100,000	9,314,052
3.125% 11/15/41	4,000,000	4,725,236
3.125% 2/15/42	3,050,000	3,605,493
3.125% 2/15/43	9,000,000	10,612,269
3.125% 8/15/44	21,000,000	24,726,261
3.50% 2/15/39	2,650,000	3,345,678
3.625% 8/15/43	5,000,000	6,452,635

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
3.625% 2/15/44	3,000,000	$3,869,181
3.75% 8/15/41	3,850,000	5,023,723
3.875% 8/15/40	3,750,000	4,979,077
4.25% 11/15/40	4,000,000	5,603,124
4.375% 5/15/40	2,500,000	3,558,203
4.375% 5/15/41	2,750,000	3,928,042
4.50% 8/15/39	3,350,000	4,844,740
4.625% 2/15/40	4,100,000	6,029,645
4.75% 2/15/41	3,750,000	5,628,367
5.00% 5/15/37	3,000,000	4,613,319
5.25% 11/15/28	500,000	704,053
5.375% 2/15/31	500,000	741,895
5.50% 8/15/28	500,000	715,049
6.125% 11/15/27	800,000	1,181,359
6.125% 8/15/29	300,000	459,129
6.625% 2/15/27	750,000	1,127,959
6.75% 8/15/26	500,000	749,043
U.S. Treasury Notes
0.625% 8/31/17	19,600,000	19,620,678
0.625% 9/30/17	15,500,000	15,516,957
0.625% 11/30/17	2,250,000	2,252,065
0.625% 4/30/18	500,000	500,410
0.625% 6/30/18	2,000,000	2,001,290
0.75% 10/31/17	9,000,000	9,023,031
0.75% 12/31/17	4,000,000	4,010,860
0.75% 1/31/18	17,000,000	17,046,478
0.75% 2/28/18	9,500,000	9,526,343
0.75% 3/31/18	20,000,000	20,057,040
0.75% 4/30/18	10,000,000	10,029,300
0.875% 11/30/17	15,000,000	15,063,870
0.875% 1/31/18	32,500,000	32,654,895
0.875% 7/31/19	6,000,000	6,025,662
1.00% 5/31/18	2,300,000	2,318,193
1.00% 11/30/19	28,500,000	28,690,380
1.125% 5/31/19	2,000,000	2,024,960
1.125% 4/30/20	17,000,000	17,170,000
1.125% 6/30/21	7,000,000	7,036,911
1.25% 11/30/18	3,000,000	3,043,185
1.25% 3/31/21	10,000,000	10,116,800
1.375% 6/30/18	3,000,000	3,046,056
1.375% 7/31/18	32,000,000	32,508,128
1.375% 9/30/18	2,000,000	2,033,438
1.375% 11/30/18	3,000,000	3,052,500
1.375% 12/31/18	3,500,000	3,562,482
1.375% 1/31/20	23,000,000	23,443,371
1.375% 2/29/20	10,000,000	10,190,230
1.375% 3/31/20	18,000,000	18,343,476
1.375% 8/31/20	15,000,000	15,277,155
1.375% 1/31/21	14,000,000	14,248,276
1.50% 8/31/18	6,000,000	6,114,372
1.50% 12/31/18	18,300,000	18,681,006

LVIP SSGA Bond Index Fund–56

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
1.50% 5/31/20	7,000,000	$7,163,926
1.50% 2/28/23	12,000,000	12,174,840
1.50% 3/31/23	4,500,000	4,565,039
1.625% 6/30/19	16,000,000	16,430,320
1.625% 8/31/19	11,000,000	11,300,135
1.625% 11/30/20	11,000,000	11,323,774
1.625% 11/15/22	16,750,000	17,147,813
1.625% 5/31/23	16,000,000	16,361,872
1.625% 2/15/26	11,000,000	11,124,179
1.625% 5/15/26	6,500,000	6,579,729
1.75% 10/31/18	2,000,000	2,051,290
1.75% 12/31/20	8,000,000	8,275,624
1.75% 5/15/22	9,000,000	9,301,815
1.75% 5/15/23	25,000,000	25,794,925
1.875% 9/30/17	2,000,000	2,033,046
1.875% 10/31/17	2,000,000	2,034,726
2.00% 9/30/20	14,000,000	14,624,806
2.00% 8/31/21	5,000,000	5,237,205
2.00% 11/15/21	4,700,000	4,927,659
2.00% 2/15/22	8,000,000	8,381,560
2.00% 2/15/23	14,150,000	14,824,064
2.00% 2/15/25	11,000,000	11,511,115
2.125% 8/31/20	19,000,000	19,931,437
2.125% 8/15/21	7,500,000	7,905,323
2.125% 12/31/22	3,000,000	3,163,125
2.25% 11/30/17	3,750,000	3,839,137
2.25% 7/31/18	3,000,000	3,102,363
2.25% 3/31/21	7,700,000	8,149,364
2.25% 4/30/21	10,000,000	10,585,940
2.25% 11/15/25	15,000,000	16,003,710
2.375% 5/31/18	4,000,000	4,136,328
2.375% 6/30/18	3,000,000	3,105,936
2.375% 8/15/24	35,000,000	37,681,057
2.50% 8/15/23	18,250,000	19,774,167
2.625% 1/31/18	2,000,000	2,064,570
2.625% 4/30/18	3,000,000	3,111,564
2.625% 8/15/20	6,000,000	6,415,662
2.625% 11/15/20	6,500,000	6,965,667
2.75% 12/31/17	2,000,000	2,064,648
2.75% 2/28/18	2,500,000	2,589,943
2.75% 2/15/19	5,000,000	5,272,070
2.75% 11/15/23	5,000,000	5,512,695
2.75% 2/15/24	31,000,000	34,226,542
2.875% 3/31/18	3,000,000	3,119,064
3.125% 5/15/19	4,000,000	4,276,720
3.125% 5/15/21	3,500,000	3,851,505

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
3.375% 11/15/19	6,500,000	$7,064,687
3.50% 2/15/18	4,100,000	4,293,471
3.50% 5/15/20	4,000,000	4,397,580
3.625% 8/15/19	5,500,000	5,991,887
3.625% 2/15/20	6,000,000	6,603,984
3.625% 2/15/21	9,000,000	10,074,726
3.75% 11/15/18	3,630,000	3,897,429
3.875% 5/15/18	4,850,000	5,153,125
4.00% 8/15/18	5,550,000	5,956,604
4.25% 11/15/17	2,500,000	2,626,563
4.75% 8/15/17	2,500,000	2,617,627
6.00% 2/15/26	750,000	1,056,577
6.25% 8/15/23	1,600,000	2,145,501
6.875% 8/15/25	1,000,000	1,467,598
7.125% 2/15/23	1,000,000	1,377,012
7.25% 8/15/22	500,000	681,074
7.50% 11/15/24	500,000	743,857
7.625% 11/15/22	500,000	698,193
7.625% 2/15/25	500,000	754,424
7.875% 2/15/21	750,000	984,141
8.00% 11/15/21	1,700,000	2,315,487
8.125% 8/15/19	750,000	921,211
8.125% 5/15/21	500,000	669,863
8.125% 8/15/21	700,000	948,063
8.50% 2/15/20	150,000	191,297
8.75% 5/15/20	900,000	1,169,947
8.75% 8/15/20	800,000	1,055,172
8.875% 2/15/19	750,000	911,382
9.125% 5/15/18	250,000	290,098

Total U.S. Treasury Obligations (Cost $1,007,025,455)		1,067,874,596

	Number of Shares

MONEY MARKET FUND–1.68%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	49,375,299	49,375,299

Total Money Market Fund (Cost $49,375,299)		49,375,299

TOTAL VALUE OF SECURITIES–101.10% (Cost $2,820,730,132)	2,963,128,957
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.10%)	(32,242,299)

NET ASSETS APPLICABLE TO 249,685,282 SHARES OUTSTANDING–100.00%	$2,930,886,658

LVIP SSGA Bond Index Fund–57

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

NET ASSET VALUE PER SHARE–LVIP SSGA BOND INDEX FUND STANDARD CLASS ($1,899,283,069 / 161,744,234 Shares)	$11.743

NET ASSET VALUE PER SHARE–LVIP SSGA BOND INDEX FUND SERVICE CLASS ($1,031,603,589 / 87,941,048 Shares)	$11.731

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$2,754,752,759
Undistributed net investment income	33,101,132
Accumulated net realized gain on investments	633,942
Net unrealized appreciation of investments	142,398,825

Total net assets	$2,930,886,658

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2016, the aggregate value of Rule 144A securities was $20,237,507, which represents 0.69% of the Fund’s net assets. See Note 5 in “Notes to financial statements.”

Δ	Securities have been classified by country of origin.

•	Variable rate security. The rate shown is the rate as of June 30, 2016. Interest rates reset periodically.

«	Includes $61,953,729 payable for securities purchased, $1,620,801 payable for fund shares redeemed and $868,925 due to manager and affiliates as of June 30, 2016.

@	Illiquid security. At June 30, 2016, the aggregate value of illiquid securities was $405,239, which represents 0.01% of the Fund’s net assets. See Note 5 in “Notes to financial statements.”

^	Zero coupon security. The rate shown is the yield at the time of purchase.

t

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

*	Considered an affiliated company. See Note 2 in “Notes to Financial Statements.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2016.

Summary of Abbreviations:

AGM–Insured by Assured Guaranty Municipal Corporation

GNMA–Government National Mortgage Association

GS–Goldman Sachs

IT–Information Technology

LB–Lehman Brothers

ML-CFC–Merrill Lynch Commercial Finance Corporation

NATL–Insured by the National Public Finance Guarantee Corporation

PSF-GTD–Permanent School Fund Guaranteed

REIT–Real Estate Investment Trust

S.F.–Single Family

TBA–To Be Announced

yr–year

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Bond Index Fund–58

LVIP SSGA Bond Index Fund

Statement of Operations

Six Months Ended June 30, 2016 (unaudited)

LVIP SSGA Bond Index Fund

Statements of Changes in Net Assets

INVESTMENT INCOME:
Interest from affiliated investment companies	$9,003
Interest from unaffiliated investment companies	35,612,866
Dividends from affiliated investment companies	43,416

35,665,285

EXPENSES:
Management fees	5,624,309
Distribution fees-Service Class	1,238,172
Accounting and administration expenses	352,587
Pricing fees	98,104
Reports and statements to shareholders	76,846
Professional fees	56,843
Trustees’ fees and expenses	36,538
Custodian fees	26,095
Consulting fees	1,927
Other	14,709

7,526,130
Less management fees waived	(1,710,555)

Total operating expenses	5,815,575

NET INVESTMENT INCOME	29,849,710

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on:
Sale of investments in unaffiliated investment companies	2,009,448

Net realized gain on investments	2,009,448

Net change in unrealized appreciation (depreciation) of:
Investments in affiliated investment companies	7,832
Investments in unaffiliated investment companies	110,218,773

Net change in unrealized appreciation (depreciation)	110,226,605

NET REALIZED AND UNREALIZED GAIN	112,236,053

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$142,085,763

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$29,849,710	$54,982,302
Net realized gain	2,009,448	4,731,784
Net change in unrealized appreciation (depreciation)	110,226,605	(56,193,229)

Net increase in net assets resulting from operations	142,085,763	3,520,857

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(45,474,897)
Service Class	—	(22,568,966)
Net realized gain:
Standard Class	—	—
Service Class	—	—

	—	(68,043,863)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	174,899,937	587,945,737
Service Class	94,427,365	108,936,818
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	45,474,897
Service Class	—	22,568,966

	269,327,302	764,926,418

Cost of shares redeemed:
Standard Class	(164,744,527)	(229,679,362)
Service Class	(91,585,863)	(155,780,471)

	(256,330,390)	(385,459,833)

Increase in net assets derived from capital share transactions	12,996,912	379,466,585

NET INCREASE IN NET ASSETS	155,082,675	314,943,579
NET ASSETS:
Beginning of period	2,775,803,983	2,460,860,404

End of period	$2,930,886,658	$2,775,803,983

Undistributed net investment income	$33,101,132	$3,251,422

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Bond Index Fund–59

LVIP SSGA Bond Index Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA Bond Index Fund Standard Class
	Six Months Ended 6/30/16[1] (unaudited)	12/31/15	12/31/14	Year Ended 12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$11.163	$11.425	$11.012	$11.571	$11.420	$10.975

Income (loss) from investment operations:
Net investment income[2]	0.126	0.246	0.248	0.227	0.251	0.299
Net realized and unrealized gain (loss)	0.454	(0.217)	0.385	(0.524)	0.189	0.510

Total from investment operations	0.580	0.029	0.633	(0.297)	0.440	0.809

Less dividends and distributions from:
Net investment income	—	(0.291)	(0.214)	(0.225)	(0.288)	(0.362)
Net realized gain	—	—	(0.006)	(0.037)	(0.001)	(0.002)

Total dividends and distributions	—	(0.291)	(0.220)	(0.262)	(0.289)	(0.364)

Net asset value, end of period	$11.743	$11.163	$11.425	$11.012	$11.571	$11.420

Total return[3]	5.20%	0.25%	5.75%	(2.57% )	3.86%	7.40%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,899,283	$1,796,385	$1,434,764	$1,255,800	$721,970	$665,296
Ratio of expenses to average net assets	0.33%	0.33%	0.33%	0.38%	0.38%	0.39%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.45%	0.45%	0.45%	0.49%	0.49%	0.49%
Ratio of net investment income to average net assets	2.21%	2.15%	2.18%	2.00%	2.16%	2.63%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.09%	2.03%	2.06%	1.89%	2.05%	2.53%
Portfolio turnover	31%	76%	63%	55%	70%	79%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Bond Index Fund–60

LVIP SSGA Bond Index Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP SSGA Bond Index Fund Service Class
	Six Months Ended 6/30/16[1] (unaudited)	12/31/15	12/31/14	Year Ended 12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$11.165	$11.427	$11.015	$11.574	$11.423	$10.979

Income (loss) from investment operations:
Net investment income[2]	0.112	0.218	0.219	0.199	0.222	0.269
Net realized and unrealized gain (loss)	0.454	(0.218)	0.385	(0.524)	0.189	0.512

Total from investment operations	0.566	—	0.604	(0.325)	0.411	0.781

Less dividends and distributions from:
Net investment income	—	(0.262)	(0.186)	(0.197)	(0.259)	(0.335)
Net realized gain	—	—	(0.006)	(0.037)	(0.001)	(0.002)

Total dividends and distributions	—	(0.262)	(0.192)	(0.234)	(0.260)	(0.337)

Net asset value, end of period	$11.731	$11.165	$11.427	$11.015	$11.574	$11.423

Total return[3]	5.07%	0.00%	5.49%	(2.81% )	3.60%	7.13%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,031,604	$979,419	$1,026,096	$1,031,366	$1,037,599	$987,782
Ratio of expenses to average net assets	0.58%	0.58%	0.58%	0.63%	0.63%	0.64%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.70%	0.70%	0.70%	0.74%	0.74%	0.74%
Ratio of net investment income to average net assets	1.96%	1.90%	1.93%	1.75%	1.91%	2.38%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.84%	1.78%	1.81%	1.64%	1.80%	2.28%
Portfolio turnover	31%	76%	63%	55%	70%	79%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Bond Index Fund–61

LVIP SSGA Bond Index Fund

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Bond Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek to match as closely as practicable, before fees and expenses, the performance of the Barclays Capital U.S. Aggregate Index.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under the policies adopted by the Fund’s Board of Trustees (the “Board”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2016 and for all open tax years (years ended December 31, 2012–December 31, 2015), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2016, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued”, “delayed delivery”, “forward commitment”, or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares and pays dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP SSGA Bond Index Fund–62

LVIP SSGA Bond Index Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2016.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.40% of the Fund’s average daily net assets. Effective April 1, 2016, LIAC has contractually agreed to waive a portion of its advisory fee as follows: 0.08% of the first $500 million of average daily net assets of the Fund; 0.122% of the next $1.5 billion of average daily net assets of the Fund; and 0.152% in excess of $2 billion of average daily net assets of the Fund. This agreement will continue through at least April 30, 2017 and cannot be terminated before that date without the mutual agreement of the Board and LIAC. Prior to April 1, 2016, LIAC had contractually agreed to waive a portion of its advisory fee as follows: 0.07% of the first $500 million of average daily net assets of the Fund; 0.12% of the next $1.5 billion of average daily net assets of the Fund; and 0.15% in excess of $2 billion of average daily net assets of the Fund.

SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2016, costs for these administrative and legal services were as follows:

Administrative	$73,580
Legal	20,246

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Accounting and administration expenses” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $55,659 for the six months ended June 30, 2016.

The Fund offers Standard Class and Service Class shares. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual distribution and/or service fee (“12b-1 Fee”) at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the 12b-1 Fee is limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Broad. No distribution expenses are paid by Standard Class shares.

At June 30, 2016, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$655,418
Distribution fees payable to LFD	210,570
Printing and mailing fees payble to Lincoln Life	2,937

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

Affiliated investments, for purposes of the 1940 Act are investments that have a common investment adviser. Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2016, were as follows:

	Value 12/31/15	Purchases	Sales	Net Realized Gain (Loss)	Value 6/30/16	Interest Income
Lincoln National	$512,793	$—	$—	$—	$520,625	$9,003

LVIP SSGA Bond Index Fund–63

LVIP SSGA Bond Index Fund

Notes to Financial Statements (continued)

3. Investments

For the six months ended June 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$765,858,128
Purchases of U.S. government securities	165,185,836
Sales other than U.S. government securities	727,378,423
Sales of U.S. government securities	148,493,327

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$2,820,730,132

Aggregate unrealized appreciation	$144,666,941
Aggregate unrealized depreciation	(2,268,116)

Net unrealized appreciation	$142,398,825

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2015, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$826,848	$59,932	$886,780

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP SSGA Bond Index Fund–64

LVIP SSGA Bond Index Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

	Level 1	Level 2	Total
Agency Commercial Mortgage-Backed Securities	$—	$19,252,612	$19,252,612
Agency Mortgage-Backed Securities	—	809,726,451	809,726,451
Agency Obligations	—	70,809,266	70,809,266
Corporate Bonds	—	778,611,306	778,611,306
Municipal Bonds	—	25,685,399	25,685,399
Non-Agency Asset-Backed Securities	—	13,220,061	13,220,061
Non-Agency Commercial Mortgage-Backed Securities	—	30,465,582	30,465,582
Regional Bonds	—	7,166,832	7,166,832
Sovereign Bonds	—	44,934,715	44,934,715
Supranational Banks	—	46,006,838	46,006,838
U.S. Treasury Obligations	—	1,067,874,596	1,067,874,596
Money Market Fund	49,375,299	—	49,375,299

Total	$49,375,299	$2,913,753,658	$2,963,128,957

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/16	Year Ended 12/31/15
Shares sold:
Standard Class	15,238,262	51,304,220
Service Class	8,243,521	9,491,075
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	4,059,597
Service Class	—	2,013,671

	23,481,783	66,868,563

Shares redeemed:
Standard Class	(14,420,549)	(20,021,719)
Service Class	(8,021,968)	(13,579,789)

	(22,442,517)	(33,601,508)

Net increase	1,039,266	33,267,055

5. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization.

LVIP SSGA Bond Index Fund–65

LVIP SSGA Bond Index Fund

Notes to Financial Statements (continued)

5. Credit and Market Risk (continued)

Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A and illiquid securities are identified on the Statement of Net Assets.

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP SSGA Bond Index Fund–66

LVIP SSGA Funds

LVIP SSGA Developed International 150 Fund

LVIP SSGA Emerging Markets 100 Fund

LVIP SSGA Large Cap 100 Fund

LVIP SSGA Small-Mid Cap 200 Fund

each a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2016

LVIP SSGA Funds

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Funds

Disclosure

      OF FUND EXPENSES (unaudited)

For the Period January 1, 2016 to June 30, 2016

Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated companies. Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled, “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Funds do not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect fee waivers in effect.

LVIP SSGA Developed International 150 Fund Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*

Actual
Standard Class Shares	$1,000.00	$972.70	0.38%	$1.86
Service Class Shares	1,000.00	971.60	0.63%	3.09

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.97	0.38%	$1.91
Service Class Shares	1,000.00	1,021.73	0.63%	3.17

LVIP SSGA Emerging Markets 100 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*

Actual
Standard Class Shares	$1,000.00	$1,062.00	0.44%	$2.26
Service Class Shares	1,000.00	1,060.70	0.69%	3.54

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.68	0.44%	$2.21
Service Class Shares	1,000.00	1,021.43	0.69%	3.47

LVIP SSGA Large Cap 100 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*

Actual
Standard Class Shares	$1,000.00	$1,042.40	0.34%	$1.73
Service Class Shares	1,000.00	1,041.10	0.59%	2.99

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.17	0.34%	$1.71
Service Class Shares	1,000.00	1,021.93	0.59%	2.97

LVIP SSGA Funds–1

LVIP SSGA Funds

Disclosure

      OF FUND EXPENSES (continued)

LVIP SSGA Small-Mid Cap 200 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*

Actual
Standard Class Shares	$1,000.00	$1,076.20	0.41%	$2.12
Service Class Shares	1,000.00	1,074.90	0.66%	3.40

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.82	0.41%	$2.06
Service Class Shares	1,000.00	1,021.58	0.66%	3.32

*	“Expenses Paid During Period” are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP SSGA Funds–2

LVIP SSGA Developed International 150 Fund

Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)

As of June 30, 2016

Percentage
Security Type/Country	of Net Assets

Common Stock	96.99%

Australia	7.11%
Austria	1.39%
Belgium	0.59%
Canada	1.26%
Denmark	1.32%
Finland	2.02%
France	6.67%
Germany	5.73%
Hong Kong	6.83%
Israel	1.19%
Japan	34.18%
Netherlands	0.77%
Norway	2.61%
Portugal	0.59%
Singapore	1.30%
Spain	4.55%
Sweden	2.45%
Switzerland	4.49%
United Kingdom	11.94%
Preferred Stock	0.59%
Rights	0.04%
Money Market Fund	1.17%
Total Value of Securities	98.79%
Receivables and Other Assets Net of Liabilities	1.21%
Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Aerospace & Defense	1.85%
Air Freight & Logistics	0.66%
Airlines	0.57%
Auto Components	1.75%
Automobiles	7.25%
Banks	10.81%
Building Products	0.67%
Capital Markets	1.58%
Chemicals	3.15%
Construction & Engineering	0.65%
Construction Materials	0.63%
Diversified Financial Services	0.59%
Diversified Telecommunication Services	3.18%
Electric Utilities	3.25%
Electrical Equipment	1.39%
Electronic Equipment, Instruments & Components	1.30%

Percentage
Sector	of Net Assets

Food & Staples Retailing	3.75%
Food Products	3.39%
Gas Utilities	0.66%
Health Care Providers & Services	0.76%
Household Durables	1.81%
Industrial Conglomerates	2.57%
Insurance	5.48%
IT Services	0.66%
Machinery	3.19%
Marine	0.65%
Media	0.70%
Metals & Mining	4.51%
Multiline Retail	0.52%
Multi-Utilities	1.58%
Oil, Gas & Consumable Fuels	5.17%
Paper & Forest Products	1.27%
Pharmaceuticals	5.76%
Real Estate Investment Trusts	1.49%
Real Estate Management & Development	2.84%
Road & Rail	1.49%
Semiconductors & Semiconductor Equipment	1.46%
Technology Hardware, Storage & Peripherals	2.99%
Textiles, Apparel & Luxury Goods	0.57%
Tobacco	0.65%
Trading Companies & Distributors	3.16%
Transportation Infrastructure	0.64%
Wireless Telecommunication Services	0.65%
Total	97.62%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Anglo American	0.91%
RWE	0.87%
Tokyo Electron	0.86%
Otsuka Holdings	0.82%
Standard Chartered	0.80%
Aurizon Holdings	0.80%
Link REIT	0.78%
Santos	0.77%
Royal Dutch Shell	0.76%
Repsol	0.76%
Total	8.13%

IT–Information Technology

LVIP SSGA Funds–3

LVIP SSGA Emerging Markets 100 Fund

Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)

As of June 30, 2016

Percentage
Security Type/Country	of Net Assets

Common Stock	95.80%

Brazil	2.00%
Czech Republic	0.97%
Greece	0.97%
Hong Kong	41.12%
Hungary	1.06%
India	0.96%
Indonesia	1.99%
Malaysia	0.95%
Philippines	1.02%
Poland	1.65%
Qatar	0.98%
Republic of Korea	12.68%
Russia	2.98%
South Africa	4.03%
Taiwan	17.44%
Thailand	1.26%
Turkey	2.80%
United Arab Emirates	0.94%
Preferred Stock	2.29%
Money Market Fund	0.59%
Total Value of Securities	98.68%
Receivables and Other Assets Net of Liabilities	1.32%
Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Auto Components	2.11%
Automobiles	5.86%
Banks	17.52%
Capital Markets	2.70%
Chemicals	0.90%
Construction & Engineering	3.09%
Construction Materials	1.93%
Distributors	1.03%
Diversified Financial Services	0.91%
Diversified Telecommunication Services	0.98%
Electric Utilities	1.77%
Electronic Equipment, Instruments & Components	4.15%

Percentage
Sector	of Net Assets

Food & Staples Retailing	2.98%
Food Products	6.41%
Health Care Providers & Services	2.11%
Hotels, Restaurants & Leisure	0.97%
Independent Power & Renewable Electricity Producers	2.24%
Industrial Conglomerates	2.85%
Insurance	0.89%
Machinery	1.06%
Metals & Mining	4.78%
Oil, Gas & Consumable Fuels	7.03%
Personal Products	0.99%
Pharmaceuticals	2.13%
Real Estate Management & Development	4.98%
Semiconductors & Semiconductor Equipment	1.90%
Specialty Retail	0.82%
Technology Hardware, Storage & Peripherals	3.97%
Textiles, Apparel & Luxury Goods	1.94%
Tobacco	1.30%
Transportation Infrastructure	1.78%
Wireless Telecommunication Services	4.01%
Total	98.09%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

KT&G	1.30%
Vale	1.26%
Charoen Pokphand Foods-Foreign	1.26%
Guangzhou Automobile Group	1.22%
Sinopharm Group	1.22%
Dalian Wanda Commercial Properties	1.21%
China Mengniu Dairy	1.19%
Country Garden Holdings	1.13%
AU Optronics	1.13%
MTN Group	1.12%
Total	12.04%

LVIP SSGA Funds–4

LVIP SSGA Large Cap 100 Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2016

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Security Type/Sector	of Net Assets
Common Stock	98.29%
Auto Components	2.76%
Automobiles	2.71%
Banks	7.91%
Biotechnology	0.98%
Capital Markets	0.81%
Chemicals	2.72%
Communications Equipment	0.99%
Construction & Engineering	0.88%
Consumer Finance	1.77%
Containers & Packaging	1.98%
Diversified Telecommunication Services	0.89%
Electric Utilities	3.02%
Electrical Equipment	1.84%
Electronic Equipment, Instruments & Components	0.98%
Energy Equipment & Services	1.04%
Food & Staples Retailing	2.92%
Food Products	4.46%
Health Care Equipment & Supplies	3.44%
Health Care Providers & Services	4.93%
Hotels, Restaurants & Leisure	0.87%
Household Durables	2.91%
Household Products	0.99%
Independent Power & Renewable Electricity Producers	1.03%
Insurance	5.65%
Internet Software & Services	1.04%
IT Services	0.86%
Machinery	5.99%
Media	2.02%
Multiline Retail	2.35%
Multi-Utilities	3.04%
Oil, Gas & Consumable Fuels	5.48%

Percentage
Security Type/Sector	of Net Assets
Pharmaceuticals	2.21%
Real Estate Investment Trusts	1.05%
Road & Rail	2.98%
Semiconductors & Semiconductor Equipment	4.30%
Software	2.08%
Specialty Retail	1.65%
Technology Hardware, Storage & Peripherals	3.84%
Thrifts & Mortgage Finance	0.92%
Money Market Fund	1.54%
Short-Term Investment	0.10%
Total Value of Securities	99.93%
Receivables and Other Assets Net of Liabilities	0.07%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets
St. Jude Medical	1.39%
Williams	1.36%
Devon Energy	1.32%
Micron Technology	1.26%
Ingredion	1.19%
Archer-Daniels-Midland	1.14%
Medtronic	1.13%
Pfizer	1.13%
Quest Diagnostics	1.13%
Johnson Controls	1.11%
Total	12.16%

IT–Information Technology

LVIP SSGA Funds–5

LVIP SSGA Small-Mid Cap 200 Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2016

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Security Type/Sector	of Net Assets

Common Stock	98.48%

Aerospace & Defense	1.02%
Air Freight & Logistics	0.47%
Auto Components	0.43%
Banks	4.92%
Biotechnology	3.12%
Chemicals	1.81%
Commercial Services & Supplies	2.32%
Communications Equipment	1.70%
Construction & Engineering	1.18%
Consumer Finance	0.98%
Containers & Packaging	0.54%
Diversified Consumer Services	0.96%
Diversified Financial Services	0.46%
Diversified Telecommunication Services	0.58%
Electric Utilities	2.13%
Electronic Equipment, Instruments & Components	8.57%
Energy Equipment & Services	2.86%
Food & Staples Retailing	1.05%
Food Products	0.93%
Health Care Equipment & Supplies	2.68%
Health Care Providers & Services	5.42%
Hotels, Restaurants & Leisure	1.55%
Household Durables	4.44%
Insurance	2.79%
Internet Software & Services	1.56%
IT Services	0.57%
Life Sciences Tools & Services	1.02%
Machinery	5.67%
Media	1.43%
Metals & Mining	0.98%
Multi-Utilities	0.59%
Oil, Gas & Consumable Fuels	2.28%
Paper & Forest Products	1.44%
Personal Products	0.58%
Pharmaceuticals	3.14%
Real Estate Investment Trusts	14.32%
Road & Rail	1.39%
Semiconductors & Semiconductor Equipment	2.64%
Software	0.50%
Specialty Retail	3.72%
Textiles, Apparel & Luxury Goods	0.40%
Tobacco	0.48%

Percentage
Security Type/Sector	of Net Assets

Trading Companies & Distributors	1.89%
Wireless Telecommunication Services	0.97%
Money Market Fund	1.11%
Short-Term Investment	0.12%
Total Value of Securities	99.71%
Receivables and Other Assets Net of Liabilities	0.29%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Blucora	0.99%
Quad/Graphics	0.85%
ANI Pharmaceuticals	0.80%
CorEnergy Infrastructure Trust	0.77%
Tutor Perini	0.72%
Olin	0.71%
Atwood Oceanics	0.69%
Depomed	0.69%
SM Energy	0.68%
Innophos Holdings	0.68%
Total	7.58%

IT–Information Technology

LVIP SSGA Funds–6

LVIP SSGA Developed International 150 Fund

Statement of Net Assets

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–96.99%
Australia–7.11%
Aurizon Holdings	1,897,894	$ 6,886,107
Australia & New Zealand Banking Group	314,357	5,727,600
Mirvac Group REIT	4,006,128	6,092,703
Origin Energy	1,492,836	6,522,389
Rio Tinto	178,527	6,175,353
Santos	1,874,380	6,634,905
Sonic Healthcare	401,778	6,515,683
Wesfarmers	181,630	5,477,395
Woodside Petroleum	280,284	5,683,389
Woolworths	340,525	5,355,967

		61,071,491

Austria–1.39%
OMV	205,071	5,764,689
voestalpine	184,124	6,196,740

		11,961,429

Belgium–0.59%
Ageas	146,288	5,084,865

		5,084,865

Canada–1.26%
Potash Corp of Saskatchewan	332,787	5,409,286
Power Corp of Canada	253,333	5,392,358

		10,801,644

Denmark–1.32%
AP Moeller - Maersk Class B	4,295	5,609,935
TDC	1,173,094	5,748,713

		11,358,648

Finland–2.02%
Fortum	397,549	6,387,198
Stora Enso Class R	650,411	5,230,659
UPM-Kymmene	310,574	5,705,483

		17,323,340

France–6.67%
AXA	246,309	4,870,173
BNP Paribas	117,093	5,135,175
Carrefour	216,235	5,318,438
Credit Agricole	532,095	4,473,288
Engie	378,564	6,078,474
Renault	60,833	4,592,741
Rexel	429,462	5,399,365
Sanofi	73,659	6,119,791
Schneider Electric	94,922	5,537,816
SCOR	167,636	4,956,166
Societe Generale	154,649	4,838,335

		57,319,762

Germany–5.73%
Allianz	35,646	5,085,168

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Germany (continued)
Bayerische Motoren Werke	64,669	$ 4,706,294
Daimler	78,142	4,675,888
K+S	244,881	5,013,255
METRO	206,702	6,357,350
Muenchener Rueckversicherungs-Gesellschaft in Muenchen Class R	29,133	4,885,460
†RWE	468,756	7,465,034
Siemens	55,930	5,739,604
Volkswagen	40,208	5,330,082

		49,258,135

■Hong Kong–6.83%
BOC Hong Kong Holdings	1,984,000	5,978,496
Cheung Kong Property Holdings	1	5
CK Hutchison Holdings	444,515	4,889,868
Hang Lung Properties	3,017,000	6,095,245
Jardine Matheson Holdings	100,800	5,893,143
Li & Fung	10,040,000	4,868,351
Link REIT	982,087	6,715,714
MTR	1,172,845	5,950,129
New World Development	6,023,930	6,134,559
Sino Land	3,670,324	6,043,138
Swire Pacific Class A	540,876	6,112,566

		58,681,214

Israel–1.19%
Bezeq The Israeli Telecommunication	2,515,558	4,983,142
Teva Pharmaceutical Industries	104,072	5,267,108

		10,250,250

Japan–34.18%
Asahi Glass	1,060,000	5,752,506
Asahi Kasei	888,000	6,179,623
Astellas Pharma	411,500	6,453,284
Bridgestone	153,988	4,948,704
Canon	189,544	5,411,521
Chiba Bank	1,162,000	5,491,333
Chubu Electric Power	410,178	5,837,254
Dai-ichi Life Insurance	457,600	5,122,555
Daiichi Sankyo	252,563	6,136,046
Daiwa Securities Group	919,000	4,841,632
Denso	143,200	5,038,539
Fuji Heavy Industries	157,500	5,413,809
Fujitsu	1,533,000	5,637,329
Hitachi	1,223,631	5,126,837
Honda Motor	209,200	5,247,837
Isuzu Motors	529,100	6,516,915
ITOCHU	442,917	5,418,298
Japan Airlines	153,440	4,936,566
Japan Tobacco	138,146	5,567,588
Kawasaki Heavy Industries	1,986,000	5,599,811
Komatsu	333,200	5,788,243
Konica Minolta	648,900	4,726,953

LVIP SSGA Funds–7

LVIP SSGA Developed International 150 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Kuraray	481,500	$5,745,008
Kyocera	126,900	6,038,260
Marubeni	1,087,016	4,910,850
Mazda Motor	368,400	4,875,143
Mitsubishi	324,233	5,708,879
Mitsubishi Electric	540,000	6,446,712
Mitsubishi Heavy Industries	1,485,000	5,971,514
Mitsubishi Tanabe Pharma	323,121	5,838,211
Mitsubishi UFJ Financial Group Class F	1,193,532	5,350,429
Mitsui	478,100	5,707,164
Mizuho Financial Group	3,695,200	5,317,610
NEC.	2,290,000	5,335,389
NH Foods	251,000	6,147,992
Nippon Telegraph & Telephone	130,900	6,138,544
Nissan Motor	587,562	5,243,591
Nomura Holdings	1,255,500	4,465,260
NSK.	625,900	4,581,545
Otsuka Holdings	153,779	7,086,579
Panasonic	639,600	5,502,825
Resona Holdings	1,586,434	5,798,277
Ricoh	548,483	4,754,517
Rohm.	130,400	5,146,901
Seiko Epson	340,427	5,457,598
Sekisui House	329,255	5,765,941
Sumitomo Mitsui Financial Group	181,000	5,226,386
Sumitomo Mitsui Trust Holdings	1,912,000	6,221,290
†Tokyo Electric Power Holdings	1,104,400	4,677,178
Tokyo Electron	87,500	7,394,511
Toyota Industries	127,100	5,053,482
Toyota Motor	104,682	5,160,670
Yamaha Motor	354,200	5,403,219

		293,664,658

Netherlands–0.77%
Royal Dutch Shell Class B	237,649	6,565,906

		6,565,906

Norway–2.61%
DNB	477,400	5,714,381
Orkla	636,201	5,658,090
Statoil	367,824	6,355,432
Yara International	148,224	4,708,605

		22,436,508

Portugal–0.59%
EDP - Energias de Portugal	1,659,452	5,080,531

		5,080,531

Singapore–1.30%
Keppel	1,341,600	5,534,513
Wilmar International	2,314,900	5,635,168

		11,169,681

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Spain–4.55%
Abertis Infraestructuras	372,188	$5,500,042
ACS Actividades de Construccion y Servicios	199,416	5,469,818
Banco Santander	1,274,064	4,944,232
Endesa	294,393	5,907,140
Gas Natural SDG	285,820	5,681,425
Repsol	511,283	6,554,075
Telefonica	529,685	5,028,731

		39,085,463

Sweden–2.45%
†Kinnevik Class B	212,031	5,068,526
Nordea Bank	608,065	5,158,609
Telia	1,138,588	5,391,758
Volvo Class B	545,840	5,422,547

		21,041,440

Switzerland–4.49%
†Aryzta	142,221	5,255,902
†Credit Suisse Group	402,228	4,284,702
†Glencore	2,686,329	5,536,849
†LafargeHolcim	129,717	5,427,039
Novartis	77,586	6,403,836
Swiss Re	62,725	5,478,428
†Zurich Insurance Group	25,092	6,207,328

		38,594,084

United Kingdom–11.94%
Anglo American	801,787	7,859,311
AstraZeneca	102,695	6,139,469
Barclays	2,630,177	4,891,831
Berkeley Group Holdings	125,692	4,244,329
BHP Billiton	515,617	6,526,134
Cobham	2,226,123	4,690,067
HSBC Holdings	915,385	5,671,317
J Sainsbury	1,473,777	4,591,096
Marks & Spencer Group	1,034,836	4,431,712
Meggitt.	1,017,725	5,531,782
Melrose Industries	1	4
Pearson	459,992	5,983,632
Rio Tinto.	207,098	6,433,818
†Rolls-Royce Holdings	598,634	5,713,944
Royal Dutch Shell Class A	4,605	126,477
Royal Mail	845,435	5,680,094
Standard Chartered	911,190	6,913,177
Tate & Lyle	716,666	6,407,681
Vodafone Group	1,837,678	5,602,822
Wm Morrison Supermarkets	2,030,865	5,098,293

		102,536,990

Total Common Stock (Cost $914,421,840)		833,286,039

LVIP SSGA Funds–8

LVIP SSGA Developed International 150 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

PREFERRED STOCK–0.59%
Germany–0.59%
Porsche Automobil Holding 2.30%	110,524	$5,108,625

Total Preferred Stock (Cost $5,742,889)		5,108,625

RIGHTS–0.04%
†ACS Actividades de Construccion y Servicios, expiration date 7/11/16	199,416	140,084
†Repsol, expiration date 7/1/16	511,283	166,247

Total Rights (Cost $295,670)		306,331

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–1.17%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	10,022,408	$10,022,408

Total Money Market Fund (Cost $10,022,408)		10,022,408

TOTAL VALUE OF SECURITIES–98.79% (Cost $930,482,807)	848,723,403
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.21%	10,388,108

NET ASSETS APPLICABLE TO 115,260,959 SHARES OUTSTANDING–100.00%	$859,111,511

NET ASSET VALUE PER SHARE–LVIP SSGA DEVELOPED INTERNATIONAL 150 FUND STANDARD CLASS ($722,770,141 / 96,960,087 Shares)	$7.454

NET ASSET VALUE PER SHARE–LVIP SSGA DEVELOPED INTERNATIONAL 150 FUND SERVICE CLASS ($136,341,370 / 18,300,872 Shares)	$7.450

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$957,372,903
Undistributed net investment income	24,398,779
Accumulated net realized loss on investments	(40,521,731)
Net unrealized depreciation of investments and derivatives.	(82,138,440)

TOTAL NET ASSETS	$859,111,511

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 3.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

«	Includes $1,770,447 cash collateral held at broker for futures contracts, $258,530 due to manager and affiliates and $339,821 payable for fund shares redeemed as of June 30, 2016.

The following futures contracts were outstanding at June 30, 2016:1

Futures Contracts

	Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
258	E-mini MSCI EAFE Index	$21,012,087	$20,836,080	9/19/16	$(176,007)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 5 in “Notes to Financial Statements.”

REIT–Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Funds–9

LVIP SSGA Emerging Markets 100 Fund

Statement of Net Assets

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–95.80%
Brazil–2.00%
Banco do Brasil	896,026	$4,741,911
JBS	1,573,300	4,897,737

		9,639,648

Czech Republic–0.97%
CEZ	272,375	4,646,726

		4,646,726

Greece–0.97%
OPAP	666,329	4,643,995

		4,643,995

■Hong Kong–41.12%
Agricultural Bank of China	12,870,000	4,728,755
Anhui Conch Cement	1,846,000	4,469,585
Bank of China	11,486,100	4,616,355
Beijing Enterprises Holdings	885,000	5,017,222
Belle International Holdings	7,657,000	4,506,635
Brilliance China Automotive Holdings	5,056,000	5,220,203
China Cinda Asset Management	13,450,000	4,560,809
China Communications Construction	4,412,000	4,783,001
China Conch Venture Holdings	2,572,000	5,114,528
China Construction Bank	7,384,000	4,922,456
China Everbright	2,168,000	4,206,615
China Everbright Bank	9,985,000	4,586,858
China Medical System Holdings	3,381,100	5,181,966
China Mengniu Dairy	3,265,000	5,711,832
China Merchants Bank	2,258,000	5,094,323
China Merchants Holdings International	1,702,000	4,556,255
China Minsheng Banking	5,001,500	4,858,661
China Power International Development	9,848,000	3,635,258
China Railway Construction	4,157,000	5,236,960
†China Railway Group	6,435,000	4,836,467
China Resources Power Holdings	2,576,238	3,866,290
China Shenhua Energy	2,831,000	5,265,380
CITIC	3,151,000	4,606,212
CNOOC	4,024,000	5,022,836
COSCO Pacific	4,010,000	4,003,676
Country Garden Holdings	12,885,733	5,449,502
#Dalian Wanda Commercial Properties 144A	943,000	5,836,167
Dongfeng Motor Group	3,776,000	3,980,101
GOME Electrical Appliances Holding	32,808,000	3,923,901
Great Wall Motor	5,503,000	4,600,891
Guangzhou Automobile Group	4,898,000	5,877,596
Hengan International Group	570,000	4,774,169
Huaneng Power International	5,246,000	3,258,398
Industrial & Commercial Bank of China	8,486,000	4,732,378
Jiangxi Copper	3,684,000	4,134,349
Longfor Properties	3,611,500	4,711,925

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
■Hong Kong (continued)
†@=Qinqin Foodstuffs Group Cayman	114,000	$161,641
Shimao Property Holdings	2,961,000	3,764,631
Sino-Ocean Land Holdings	9,625,500	4,190,500
Sinopharm Group	1,221,600	5,868,187
Sun Art Retail Group	6,816,500	4,793,263
Tingyi Cayman Islands Holding	4,582,000	4,350,903
Want Want China Holdings	6,529,000	4,622,014

		197,639,654

Hungary–1.06%
Richter Gedeon	255,291	5,077,763

		5,077,763

India–0.96%
Oil & Natural Gas Corp	1,440,585	4,634,111

		4,634,111

Indonesia–1.99%
Indofood Sukses Makmur	9,147,500	5,033,127
United Tractors	4,016,500	4,531,687

		9,564,814

Malaysia–0.95%
AMMB Holdings	4,139,100	4,568,045

		4,568,045

Philippines–1.02%
Philippine Long Distance Telephone	107,740	4,924,462

		4,924,462

Poland–1.65%
†KGHM Polska Miedz	239,019	4,033,863
PGE Polska Grupa Energetyczna	1,286,719	3,875,785

		7,909,648

Qatar–0.98%
Ooredoo	194,672	4,726,126

		4,726,126

Republic of Korea–12.68%
BNK Financial Group	600,160	4,229,530
E-MART	30,037	4,532,671
Hana Financial Group	230,980	4,696,029
Hyundai Mobis	22,504	4,950,957
Hyundai Motor	34,899	4,128,255
Hyundai Steel	97,065	3,905,587
Industrial Bank of Korea	461,310	4,494,772
KB Financial Group	168,414	4,789,014
Kia Motors	116,373	4,384,865
KT&G	52,581	6,227,433
LG Display	210,680	4,877,989
SK Telecom	25,818	4,850,347
Woori Bank ADR	588,789	4,895,410

		60,962,859

LVIP SSGA Funds–10

LVIP SSGA Emerging Markets 100 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Russia–2.98%
Gazprom ADR	1,155,123	$ 4,991,249
Lukoil ADR	122,112	5,110,831
Surgutneftegas ADR	826,671	4,218,344

		14,320,424

South Africa–4.03%
Imperial Holdings	487,181	4,974,960
MTN Group	554,584	5,389,661
Nedbank Group	372,960	4,734,431
Netcare	2,010,504	4,269,478

		19,368,530

Taiwan–17.44%
Asustek Computer	522,000	4,320,515
AU Optronics	15,683,000	5,429,263
Cathay Financial Holding	3,913,000	4,288,942
Cheng Shin Rubber Industry	2,455,000	5,176,195
†Compal Electronics	7,414,000	4,690,145
Far Eastern New Century	5,446,480	4,075,842
Foxconn Technology	2,124,000	5,017,316
Fubon Financial Holding	3,712,000	4,376,564
Innolux	13,342,000	4,508,073
Inventec	7,044,000	5,036,530
Lite-On Technology	1	1
MediaTek	613,000	4,684,275
Nan Ya Plastics	2,266,000	4,316,785
Pou Chen	3,563,000	4,795,839
SinoPac Financial Holdings	15,298,702	4,540,213
Taiwan Cement	4,785,000	4,785,902
United Microelectronics	11,320,000	4,439,497
WPG Holdings	4,397,000	5,135,296
Yuanta Financial Holding	13,023,934	4,229,088

		83,846,281

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Thailand–1.26%
Charoen Pokphand Foods-Foreign	7,384,726	$ 6,041,858

		6,041,858

Turkey–2.80%
Eregli Demir ve Celik Fabrikalari	3,448,441	4,878,134
†Turkcell Iletisim Hizmetleri	1,114,879	4,098,862
Turkiye Is Bankasi Class C	2,808,822	4,462,003

		13,438,999

United Arab Emirates–0.94%
Dubai Islamic Bank	3,239,506	4,527,063

		4,527,063

Total Common Stock (Cost $499,903,768)		460,481,006

ΔPREFERRED STOCK–2.29%
Brazil–2.29%
Cia Brasileira de Distribuicao 0.64%	343,000	4,974,744
Vale 2.78%	1,496,500	6,042,276

Total Preferred Stock (Cost $9,658,812)		11,017,020

MONEY MARKET FUND–0.59%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	2,837,607	2,837,607

Total Money Market Fund (Cost $2,837,607)		2,837,607

TOTAL VALUE OF SECURITIES–98.68% (Cost $512,400,187)	474,335,633
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.32%	6,355,314

NET ASSETS APPLICABLE TO 61,805,904 SHARES OUTSTANDING–100.00%	$480,690,947

NET ASSET VALUE PER SHARE–LVIP SSGA EMERGING MARKETS 100 FUND STANDARD CLASS ($306,055,947 / 39,341,720 Shares)	$7.779

NET ASSET VALUE PER SHARE–LVIP SSGA EMERGING MARKETS 100 FUND SERVICE CLASS ($174,635,000 / 22,464,184 Shares)	$7.774

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$653,789,603
Undistributed net investment income	8,965,640
Accumulated net realized loss on investments	(144,107,658)
Net unrealized depreciation of investments and derivatives.	(37,956,638)

TOTAL NET ASSETS	$480,690,947

LVIP SSGA Funds–11

LVIP SSGA Emerging Markets 100 Fund

Statement of Net Assets (continued)

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2016, the aggregate value of Rule 144A securities was $5,836,167, which represents 1.21% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 4.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

«

Includes $2 cash due to custodian, $486,184 cash collateral held at broker for future contracts, $163,756 due to manager and affiliates, $134,994 payable for securities purchased and $177,682 payable for fund shares redeemed as of June 30, 2016.

@	Illiquid security. At June 30, 2016, the aggregate value of illiquid securities was $161,641, which represents 0.03% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2016, the aggregate value of fair valued securities was $161,641, which represents 0.03% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

The following futures contracts were outstanding at June 30, 2016:1

Futures Contracts

	Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
223	E-mini MSCI Emerging Markets Index	$9,190,989	$9,306,905	9/19/16	$115,916

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 5 in “Notes to Financial Statements.”

ADR–American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Funds–12

LVIP SSGA Large Cap 100 Fund

Statement of Net Assets

June 30, 2016 (unaudited)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK–98.29%
Auto Components–2.76%
BorgWarner	316,546	$9,344,438
Johnson Controls	306,877	13,582,376
Lear	105,811	10,767,327

		33,694,141

Automobiles–2.71%
Ford Motor	895,003	11,250,188
General Motors	377,548	10,684,608
Harley-Davidson	244,203	11,062,396

		32,997,192

Banks–7.91%
Bank of America	859,994	11,412,120
BB&T	349,191	12,434,692
Fifth Third Bancorp	687,895	12,100,073
Huntington Bancshares	1,226,681	10,966,528
JPMorgan Chase	197,749	12,288,123
KeyCorp	1,051,174	11,615,473
Regions Financial	1,459,070	12,416,686
SunTrust Banks	321,303	13,199,127

		96,432,822

Biotechnology–0.98%
Amgen	78,827	11,993,528

		11,993,528

Capital Markets–0.81%
Invesco.	385,411	9,843,397

		9,843,397

Chemicals–2.72%
CF Industries Holdings	365,965	8,819,757
Dow Chemical	229,186	11,392,836
†Ingevity	50,561	1,721,096
Mosaic	428,783	11,225,539

		33,159,228

Communications Equipment–0.99%
Cisco Systems	420,709	12,070,141

		12,070,141

Construction & Engineering–0.88%
Fluor	217,426	10,714,753

		10,714,753

Consumer Finance–1.77%
†Ally Financial	637,329	10,879,206
Capital One Financial	168,642	10,710,453

		21,589,659

Containers & Packaging–1.98%
International Paper	288,381	12,221,587
WestRock	305,339	11,868,527

		24,090,114

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Diversified Telecommunication Services–0.89%
CenturyLink	375,097	$10,881,564

		10,881,564

Electric Utilities–3.02%
Duke Energy	147,518	12,655,569
Entergy	149,211	12,138,315
Exelon	331,060	12,037,342

		36,831,226

Electrical Equipment–1.84%
Eaton.	187,408	11,193,880
Emerson Electric	214,874	11,207,828

		22,401,708

Electronic Equipment, Instruments & Components–0.98%
Corning	581,005	11,898,982

		11,898,982

Energy Equipment & Services–1.04%
National Oilwell Varco	377,604	12,706,375

		12,706,375

Food & Staples Retailing–2.92%
CVS Health	115,999	11,105,744
Walgreens Boots Alliance	141,973	11,822,092
Wal-Mart Stores	172,991	12,631,803

		35,559,639

Food Products–4.46%
Archer-Daniels-Midland	322,513	13,832,582
Bunge	210,587	12,456,221
Ingredion	112,221	14,522,520
Mondelez International	297,682	13,547,508

		54,358,831

Health Care Equipment & Supplies–3.44%
Abbott Laboratories	286,831	11,275,327
Medtronic	158,996	13,796,083
St. Jude Medical	216,631	16,897,218

		41,968,628

Health Care Providers & Services–4.93%
Aetna.	104,607	12,775,653
Anthem	83,508	10,967,941
Cardinal Health	143,447	11,190,300
Humana	63,871	11,489,115
@Quest Diagnostics	168,577	13,723,854

		60,146,863

Hotels, Restaurants & Leisure–0.87%
Carnival	238,905	10,559,601

		10,559,601

Household Durables–2.91%
DR Horton	400,132	12,596,155

LVIP SSGA Funds–13

LVIP SSGA Large Cap 100 Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Household Durables (continued)
Lennar	253,867	$11,703,269
Whirlpool	66,762	11,125,220

		35,424,644

Household Products–0.99%
Procter & Gamble	141,981	12,021,531

		12,021,531

Independent Power & Renewable Electricity Producers–1.03%
AES	1,010,219	12,607,533

		12,607,533

Insurance–5.65%
American International Group	220,651	11,670,231
Everest Re Group	61,124	11,165,521
MetLife	278,101	11,076,763
Principal Financial Group	302,340	12,429,197
Prudential Financial	166,240	11,859,562
XL Group	319,225	10,633,385

		68,834,659

Internet Software & Services–1.04%
†Yahoo	337,454	12,674,772

		12,674,772

IT Services–0.86%
@Xerox	1,099,624	10,435,432

		10,435,432

Machinery–5.99%
Caterpillar	156,217	11,842,811
Cummins	109,513	12,313,642
Deere & Co	145,714	11,808,663
Dover.	182,098	12,623,033
PACCAR	218,729	11,345,473
Pentair	223,394	13,021,636

		72,955,258

Media–2.02%
Time Warner	168,011	12,355,529
Viacom Class B	296,497	12,295,731

		24,651,260

Multiline Retail–2.35%
Kohl’s	254,514	9,651,171
Macy’s	268,843	9,035,813
Target	142,478	9,947,814

		28,634,798

Multi-Utilities–3.04%
Ameren	238,885	12,799,458
Consolidated Edison	154,724	12,445,998
Public Service Enterprise Group	253,873	11,833,021

		37,078,477

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels–5.48%
Chevron	123,996	$12,998,501
Devon Energy	444,198	16,102,177
Marathon Petroleum	317,022	12,034,155
Valero Energy	177,497	9,052,347
Williams	765,874	16,565,855

		66,753,035

Pharmaceuticals–2.21%
Johnson & Johnson	108,601	13,173,301
Pfizer	390,954	13,765,491

		26,938,792

Real Estate Investment Trusts–1.05%
Macerich	149,796	12,791,080

		12,791,080

Road & Rail–2.98%
CSX	449,492	11,722,752
Norfolk Southern	140,318	11,945,271
Union Pacific	145,328	12,679,868

		36,347,891

Semiconductors & Semiconductor Equipment–4.30%
Intel	366,677	12,027,006
Lam Research	149,144	12,537,045
†Micron Technology	1,120,110	15,412,713
QUALCOMM	231,315	12,391,544

		52,368,308

Software–2.08%
@CA	382,757	12,565,912
Symantec	624,681	12,830,948

		25,396,860

Specialty Retail–1.65%
Best Buy	373,514	11,429,528
Gap	406,386	8,623,511

		20,053,039

Technology Hardware, Storage & Peripherals–3.84%
Hewlett Packard Enterprise	669,473	12,231,272
HP	974,473	12,229,636
NetApp	443,733	10,911,395
Western Digital	242,932	11,480,966

		46,853,269

Thrifts & Mortgage Finance–0.92%
New York Community Bancorp	745,447	11,174,251

		11,174,251

Total Common Stock (Cost $1,162,301,899)		1,197,893,281

LVIP SSGA Funds–14

LVIP SSGA Large Cap 100 Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

MONEY MARKET FUND–1.54%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	18,754,589	$18,754,589

Total Money Market Fund (Cost $18,754,589)		18,754,589

	Principal	Value
	Amount°	(U.S. $)

SHORT-TERM INVESTMENT–0.10%
≠U.S. Treasury Obligations–0.10%
U.S. Treasury Bill
¥ 0.467% 9/8/16	1,270,000	$1,269,522

Total Short-Term Investment (Cost $1,268,864)		1,269,522

TOTAL VALUE OF SECURITIES–99.93% (Cost $1,182,325,352)	1,217,917,392
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.07%	868,492

NET ASSETS APPLICABLE TO 90,834,988 SHARES OUTSTANDING–100.00%	$1,218,785,884

NET ASSET VALUE PER SHARE–LVIP SSGA LARGE CAP 100 FUND STANDARD CLASS ($923,058,744 / 68,763,956 Shares)	$13.424

NET ASSET VALUE PER SHARE–LVIP SSGA LARGE CAP 100 FUND SERVICE CLASS ($295,727,140 / 22,071,032 Shares)	$13.399

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$1,013,468,427
Undistributed net investment income	15,630,744
Accumulated net realized gain on investments	153,878,714
Net unrealized appreciation of investments and derivatives	35,807,999

TOTAL NET ASSETS	$1,218,785,884

†	Non-income producing for the period.

«	Includes $22,721 cash collateral held at broker for futures contracts, $345,120 due to manager and affiliates, and $506,673 payable for fund shares redeemed as of June 30, 2016.

@	Illiquid security. At June 30, 2016, the aggregate value of illiquid securities was $36,725,198, which represents 3.01% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for futures contracts.

LVIP SSGA Funds–15

LVIP SSGA Large Cap 100 Fund

Statement of Net Assets (continued)

The following futures contracts were outstanding at June 30, 2016:1

Futures Contracts

				Unrealized
	Notional	Notional	Expiration	Appreciation
Contracts to Buy (Sell)	Cost (Proceeds)	Value	Date	(Depreciation)
204 E-mini S&P 500 Index	$21,104,081	$21,320,040	9/19/16	$215,959

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 5 in “Notes to Financial Statements.”

IT - Information Technology

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Funds–16

LVIP SSGA Small-Mid Cap 200 Fund

Statement of Net Assets

June 30, 2016 (unaudited)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK–98.48%
Aerospace & Defense–1.02%
National Presto Industries	12,509	$ 1,180,224
Triumph Group	33,544	1,190,812

		2,371,036

Air Freight & Logistics–0.47%
†Atlas Air Worldwide Holdings	26,508	1,097,961

		1,097,961

Auto Components–0.43%
Metaldyne Performance Group	72,151	992,076

		992,076

Banks–4.92%
CIT Group	32,070	1,023,354
Hancock Holding	45,329	1,183,540
Old National Bancorp	89,297	1,118,891
PacWest Bancorp	29,296	1,165,395
Popular	38,585	1,130,541
Prosperity Bancshares	23,693	1,208,106
Trustmark	47,292	1,175,206
Umpqua Holdings	67,502	1,044,256
Univest of Pennsylvania	56,700	1,191,834
WesBanco	37,005	1,149,005

		11,390,128

Biotechnology–3.12%
†AMAG Pharmaceuticals	50,390	1,205,329
†Concert Pharmaceuticals	81,875	919,456
†Emergent BioSolutions	31,489	885,471
†Enanta Pharmaceuticals	39,194	864,228
†NewLink Genetics	61,571	693,289
PDL BioPharma	340,970	1,070,646
†Vanda Pharmaceuticals	140,458	1,571,725

		7,210,144

Chemicals–1.81%
FutureFuel	90,694	986,751
Innophos Holdings	37,241	1,571,942
Olin	65,987	1,639,117

		4,197,810

Commercial Services & Supplies–2.32%
†ARC Document Solutions	257,120	1,000,197
Essendant	34,488	1,053,953
McGrath RentCorp	43,798	1,339,781
Quad/Graphics	84,992	1,979,464

		5,373,395

Communications Equipment–1.70%
Brocade Communications Systems	103,956	954,316
Comtech Telecommunications	46,832	601,323
†Digi International	121,800	1,306,914
†NetScout Systems	48,377	1,076,388

		3,938,941

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Construction & Engineering–1.18%
†Great Lakes Dredge & Dock	244,075	$ 1,064,167
†Tutor Perini	70,838	1,668,235

		2,732,402

Consumer Finance–0.98%
Navient	88,699	1,059,953
†Santander Consumer USA Holdings	117,859	1,217,483

		2,277,436

Containers & Packaging–0.54%
Greif Class A	33,673	1,254,993

		1,254,993

Diversified Consumer Services–0.96%
†Apollo Education Group Class A	130,708	1,192,057
DeVry Education Group	58,082	1,036,183

		2,228,240

Diversified Financial Services–0.46%
GAIN Capital Holdings	169,977	1,074,255

		1,074,255

Diversified Telecommunication Services–0.58%
†Iridium Communications	150,428	1,335,801

		1,335,801

Electric Utilities–2.13%
ALLETE	18,663	1,206,190
OGE Energy	38,335	1,255,471
Otter Tail	37,833	1,267,027
Portland General Electric	27,000	1,191,240

		4,919,928

Electronic Equipment, Instruments & Components–8.57%
†Anixter International	21,125	1,125,540
†Arrow Electronics	17,177	1,063,256
Avnet	24,509	992,860
AVX	87,936	1,194,171
†Benchmark Electronics	47,791	1,010,780
CTS	70,513	1,263,593
Ingram Micro	29,298	1,018,984
†Insight Enterprises	38,224	993,824
Jabil Circuit	55,993	1,034,191
Methode Electronics	38,428	1,315,390
†Multi-Fineline Electronix	47,271	1,096,687
Park Electrochemical	71,319	1,036,265
PC Connection	45,125	1,073,975
†Plexus	28,174	1,217,117
†Sanmina	47,623	1,276,773
†ScanSource	26,937	999,632
†Tech Data	13,990	1,005,181
Vishay Intertechnology	88,746	1,099,563

		19,817,782

LVIP SSGA Funds–17

LVIP SSGA Small-Mid Cap 200 Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Energy Equipment & Services–2.86%
Archrock	156,243	$ 1,471,809
Atwood Oceanics	127,770	1,599,680
†Hornbeck Offshore Services	111,499	929,902
Noble	102,773	846,849
†PHI	56,925	1,017,819
Tidewater	168,534	743,235

		6,609,294

Food & Staples Retailing–1.05%
Andersons	36,469	1,296,108
Ingles Markets Class A	30,337	1,131,570

		2,427,678

Food Products–0.93%
Cal-Maine Foods	21,577	956,293
†Seneca Foods Class A	32,757	1,186,131

		2,142,424

Health Care Equipment & Supplies–2.68%
Analogic	14,344	1,139,487
†AngioDynamics	92,200	1,324,914
†Exactech	58,206	1,556,429
†Integer Holdings	31,540	975,532
†Merit Medical Systems	60,407	1,197,871

		6,194,233

Health Care Providers & Services–5.42%
Aceto	48,652	1,064,992
†Almost Family	30,900	1,316,649
†Community Health Systems	61,773	744,365
Kindred Healthcare	91,958	1,038,206
†LHC Group	31,571	1,366,393
†LifePoint Health	16,215	1,059,974
†MEDNAX	16,761	1,213,999
National HealthCare	17,860	1,156,256
†PharMerica	52,692	1,299,385
†Quorum Health	15,793	169,146
†Select Medical Holdings	96,417	1,048,053
†Triple-S Management Class B	43,692	1,067,396

		12,544,814

Hotels, Restaurants & Leisure–1.55%
†Caesars Entertainment	173,270	1,332,446
Interval Leisure Group	77,415	1,230,899
Speedway Motorsports	57,000	1,011,750

		3,575,095

Household Durables–4.44%
†Beazer Homes USA	128,526	996,077
CalAtlantic Group	33,955	1,246,488
†Century Communities	68,177	1,182,189
CSS Industries	38,953	1,044,330
†M/I Homes	59,188	1,114,510
MDC Holdings	44,590	1,085,321

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Household Durables (continued)
NACCO Industries Class A	19,231	$ 1,076,936
PulteGroup	60,222	1,173,727
†William Lyon Homes Class A	83,374	1,343,989

		10,263,567

Insurance–2.79%
American Equity Investment Life Holding.	67,230	958,027
American National Insurance	9,507	1,075,717
Assured Guaranty	42,530	1,078,986
Maiden Holdings	84,702	1,036,752
Old Republic International	60,188	1,161,027
Validus Holdings	23,359	1,135,014

		6,445,523

Internet Software & Services–1.56%
†Blucora	220,600	2,285,416
InterActiveCorp	23,588	1,328,004

		3,613,420

IT Services–0.57%
ManTech International Class A	34,623	1,309,442

		1,309,442

Life Sciences Tools & Services–1.02%
†Bio-Rad Laboratories Class A	8,088	1,156,746
†VWR	41,606	1,202,413

		2,359,159

Machinery–5.67%
American Railcar Industries	26,033	1,027,523
†Chart Industries	51,463	1,241,802
Douglas Dynamics	48,150	1,238,900
Federal Signal	82,930	1,068,138
FreightCar America	69,407	975,168
Greenbrier	38,743	1,128,584
LB Foster Class A	64,429	701,632
Miller Industries	55,025	1,132,965
NN	83,851	1,173,075
Oshkosh	26,695	1,273,618
†SPX FLOW	41,529	1,082,661
Trinity Industries	57,306	1,064,172

		13,108,238

Media–1.43%
Gannett	70,043	967,294
New Media Investment Group	66,357	1,199,071
Tribune Media Class A	29,306	1,148,209

		3,314,574

Metals & Mining–0.98%
Commercial Metals	63,401	1,071,477
Reliance Steel & Aluminum	15,545	1,195,410

		2,266,887

LVIP SSGA Funds–18

LVIP SSGA Small-Mid Cap 200 Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Multi-Utilities–0.59%
MDU Resources Group	56,893	$ 1,365,432

		1,365,432

Oil, Gas & Consumable Fuels–2.28%
†Gener8 Maritime	159,553	1,021,139
†Oasis Petroleum	150,870	1,409,126
†Pacific Ethanol	233,924	1,274,886
SM Energy	58,315	1,574,505

		5,279,656

Paper & Forest Products–1.44%
Domtar.	28,826	1,009,198
KapStone Paper and Packaging	81,605	1,061,681
Schweitzer-Mauduit International	35,469	1,251,347

		3,322,226

Personal Products–0.58%
Nu Skin Enterprises Class A	29,280	1,352,443

		1,352,443

Pharmaceuticals–3.14%
†ANI Pharmaceuticals	33,087	1,846,916
†Depomed	80,981	1,588,847
†Lannett	58,859	1,400,256
†Mallinckrodt	17,658	1,073,253
†Sagent Pharmaceuticals	90,813	1,360,379

		7,269,651

Real Estate Investment Trusts–14.32%
AG Mortgage Investment Trust	84,461	1,219,617
Altisource Residential	93,091	855,506
Apollo Commercial Real Estate Finance	65,156	1,047,057
Ares Commercial Real Estate	100,599	1,236,362
Ashford Hospitality Trust	183,963	987,881
Capstead Mortgage	107,281	1,040,626
Chimera Investment	78,227	1,228,164
Colony Capital	65,637	1,007,528
CorEnergy Infrastructure Trust	61,872	1,785,007
CYS Investments	133,575	1,118,023
DiamondRock Hospitality	109,961	992,948
Independence Realty Trust	161,218	1,318,763
Invesco Mortgage Capital	91,031	1,246,214
Ladder Capital Class A	92,230	1,125,206
MFA Financial	162,086	1,178,365
New Residential Investment	93,691	1,296,683
New York Mortgage Trust	239,412	1,460,413
Orchid Island Capital	102,747	1,057,267
Paramount Group	69,197	1,103,000
Parkway Properties	72,887	1,219,400
PennyMac Mortgage Investment Trust	80,611	1,308,317
Redwood Trust	87,573	1,209,383
Resource Capital	94,400	1,213,984

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
Select Income REIT	48,670	$ 1,264,933
Starwood Property Trust	57,046	1,181,993
Summit Hotel Properties	95,112	1,259,283
Two Harbors Investment	135,446	1,159,418
Western Asset Mortgage Capital	106,359	998,711

		33,120,052

Road & Rail–1.39%
ArcBest	46,777	760,126
Celadon Group	97,928	800,072
†Roadrunner Transportation Systems	84,892	633,294
Ryder System	16,637	1,017,186

		3,210,678

Semiconductors & Semiconductor Equipment–2.64%
†Amkor Technology	188,459	1,083,639
†First Solar	15,616	757,064
Marvell Technology Group	103,579	987,108
MKS Instruments	29,807	1,283,489
†Photronics	106,049	944,897
†Xcerra	182,612	1,050,019

		6,106,216

Software–0.50%
Mentor Graphics	54,311	1,154,652

		1,154,652

Specialty Retail–3.72%
Big 5 Sporting Goods	99,081	918,481
GameStop Class A	35,624	946,886
Group 1 Automotive	18,521	914,197
Guess	57,525	865,751
Penske Automotive Group	27,969	879,905
Pier 1 Imports	163,936	842,631
Rent-A-Center	70,207	862,142
Stage Stores	138,466	675,714
Staples	100,652	867,620
Tailored Brands	65,003	822,938

		8,596,265

Textiles, Apparel & Luxury Goods–0.40%
†Iconix Brand Group	135,624	916,818

		916,818

Tobacco–0.48%
Universal	19,243	1,111,091

		1,111,091

Trading Companies & Distributors–1.89%
Aircastle	49,490	968,024
GATX	22,920	1,007,792
†Rush Enterprises Class A	61,265	1,320,261
TAL International Group	80,773	1,083,166

		4,379,243

LVIP SSGA Funds–19

LVIP SSGA Small-Mid Cap 200 Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Wireless Telecommunication Services–0.97%
Spok Holdings	64,393	$ 1,234,092
†United States Cellular	25,504	1,001,542

		2,235,634

Total Common Stock (Cost $232,974,908)		227,806,733

MONEY MARKET FUND–1.11%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	2,567,511	2,567,511

Total Money Market Fund (Cost $2,567,511)		2,567,511

	Principal	Value
	Amount°	(U.S. $)

SHORT-TERM INVESTMENT–0.12%
≠U.S. Treasury Obligations–0.12%
¥ 0.331% 12/8/16	280,000	$279,650

Total Short-Term Investment (Cost $279,589)		279,650

TOTAL VALUE OF SECURITIES–99.71% (Cost $235,822,008)	230,653,894
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.29%	682,045

NET ASSETS APPLICABLE TO 18,390,627 SHARES OUTSTANDING–100.00%	$231,335,939

NET ASSET VALUE PER SHARE–LVIP SSGA SMALL-MID CAP 200 FUND STANDARD CLASS ($114,915,918 / 9,127,913 Shares)	$12.590

NET ASSET VALUE PER SHARE–LVIP SSGA SMALL-MID CAP 200 FUND SERVICE CLASS ($116,420,021 / 9,262,714 Shares)	$12.569

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$225,677,477
Undistributed net investment income	3,181,224
Accumulated net realized gain on investments.	7,631,833
Net unrealized depreciation of investments and derivatives.	(5,154,595)

TOTAL NET ASSETS	$231,335,939

†	Non-income producing for the period.

«	Includes $45,881 cash collateral held at broker for futures contracts, $88,516 due to manager and affiliates, and $82,971 payable for fund shares redeemed as of June 30, 2016.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for futures contracts.

LVIP SSGA Funds–20

LVIP SSGA Small-Mid Cap 200 Fund

Statement of Net Assets (continued)

The following futures contracts were outstanding at June 30, 2016:1

Futures Contracts

				Unrealized
	Notional	Notional	Expiration	Appreciation
Contracts to Buy (Sell)	Cost (Proceeds)	Value	Date	(Depreciation)
20 E-mini Russell 2000 Index	$2,288,443	$2,294,800	9/19/16	$ 6,357
8 E-mini S&P MidCap 400 Index	1,187,238	1,194,400	9/19/16	7,162

				$13,519

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Notes 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

IT–Information Technology

REIT–Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Funds–21

LVIP SSGA Funds

Statements of Operations

Six Months Ended June 30, 2016 (unaudited)

	LVIP SSGA Developed International 150 Fund	LVIP SSGA Emerging Markets 100 Fund	LVIP SSGA Large Cap 100 Fund	LVIP SSGA Small-Mid Cap 200 Fund

INVESTMENT INCOME:
Dividends	$ 27,899,870	$ 10,327,463	$17,738,679	$ 3,857,171
Interest	—	18,376	2,677	938
Foreign tax withheld	(1,941,363)	(822,197)	—	—

	25,958,507	9,523,642	17,741,356	3,858,109

EXPENSES:
Management fees	1,368,356	853,223	1,574,968	380,332
Distribution expenses-Service Class	171,920	208,202	362,550	138,814
Accounting and administration expenses	103,712	63,044	126,876	27,671
Custodian fees	52,420	114,071	6,672	3,110
Professional fees	41,432	28,625	26,508	18,564
Pricing fees	10,960	8,099	250	336
Trustees’ fees and expenses	10,909	6,987	13,166	2,925
Reports and statements to shareholders	8,157	28,453	13,081	23,861
Consulting fees	1,055	991	869	909
Other	8,436	4,223	12,401	2,556

	1,777,357	1,315,918	2,137,341	599,078
Less management fees waived	(19,891)	(15,766)	(26,729)	(8,081)

Total operating expenses	1,757,466	1,300,152	2,110,612	590,997

NET INVESTMENT INCOME	24,201,041	8,223,490	15,630,744	3,267,112

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(49,338,376)	(92,581,122)	33,976,286	(3,743,405)
Foreign currencies	(704,674)	88,316	—	—
Foreign currency exchange contracts	983,716	(217,694)	—	—
Futures contracts	(717,622)	2,038,140	453,433	250,999

Net realized gain (loss)	(49,776,956)	(90,672,360)	34,429,719	(3,492,406)

Net change in unrealized appreciation (depreciation) of:
Investments	1,561,213	112,479,727	(7,951,045)	16,749,377
Foreign currencies	(46,306)	28,154	—	—
Futures contracts	(281,888)	86,360	74,950	(109,872)

Net change in unrealized appreciation (depreciation)	1,233,019	112,594,241	(7,876,095)	16,639,505

NET REALIZED AND UNREALIZED GAIN (LOSS)	(48,543,937)	21,921,881	26,553,624	13,147,099

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(24,342,896)	$ 30,145,371	$42,184,368	$16,414,211

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Funds–22

LVIP SSGA Funds

Statements of Changes in Net Assets

	LVIP		LVIP		LVIP		LVIP
	SSGA Developed		SSGA Emerging		SSGA Large Cap		SSGA Small-Mid
	International 150 Fund		Markets 100 Fund		100 Fund		Cap 200 Fund
	Six Months		Six Months		Six Months		Six Months
	Ended		Ended		Ended		Ended
	6/30/16	Year Ended	6/30/16	Year Ended	6/30/16	Year Ended	6/30/16	Year Ended
	(unaudited)	12/31/15	(unaudited)	12/31/15	(unaudited)	12/31/15	(unaudited)	12/31/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$24,201,041	$26,041,790	$8,223,490	$26,824,166	$15,630,744	$26,954,532	$3,267,112	$5,096,418
Net realized gain (loss)	(49,776,956)	31,039,019	(90,672,360)	(13,376,346)	34,429,719	161,795,410	(3,492,406)	17,990,793
Net change in unrealized appreciation (depreciation)	1,233,019	(88,831,894)	112,594,241	(135,320,003)	(7,876,095)	(238,655,797)	16,639,505	(38,097,240)

Net increase (decrease) in net assets resulting from operations	(24,342,896)	(31,751,085)	30,145,371	(121,872,183)	42,184,368	(49,905,855)	16,414,211	(15,010,029)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(21,832,768)	—	(20,899,946)	—	(19,032,160)	—	(2,842,781)
Service Class	—	(4,182,232)	—	(7,712,612)	—	(7,695,764)	—	(2,700,546)
Net realized gain:
Standard Class	—	(60,041,271)	—	—	—	(93,336,666)	—	(13,319,809)
Service Class	—	(12,735,819)	—	—	—	(39,116,210)	—	(15,492,877)

	—	(98,792,090)	—	(28,612,558)	—	(159,180,800)	—	(34,356,013)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	128,655,216	143,294,286	38,508,584	142,573,066	266,161,403	110,738,217	11,451,671	31,941,810
Service Class	9,387,070	30,818,723	14,356,634	40,386,615	15,445,622	41,077,352	10,316,316	28,777,274
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	81,874,040	—	20,899,946	—	112,368,826	—	16,162,590
Service Class	—	16,918,051	—	7,712,612	—	46,811,975	—	18,193,423

	138,042,286	272,905,100	52,865,218	211,572,239	281,607,025	310,996,370	21,767,987	95,075,097

Cost of shares redeemed:
Standard Class	(67,978,238)	(184,021,653)	(173,024,167)	(123,504,068)	(47,681,399)	(433,144,799)	(12,493,431)	(35,297,669)
Service Class	(12,222,418)	(32,967,647)	(16,696,188)	(27,304,156)	(31,341,911)	(65,917,583)	(15,241,982)	(22,775,425)

	(80,200,656)	(216,989,300)	(189,720,355)	(150,808,224)	(79,023,310)	(499,062,382)	(27,735,413)	(58,073,094)

Increase (Decrease) in net assets derived from capital share transactions	57,841,630	55,915,800	(136,855,137)	60,764,015	202,583,715	(188,066,012)	(5,967,426)	37,002,003

NET INCREASE (DECREASE) IN NET ASSETS	33,498,734	(74,627,375)	(106,709,766)	(89,720,726)	244,768,083	(397,152,667)	10,446,785	(12,364,039)
NET ASSETS:
Beginning of period	825,612,777	900,240,152	587,400,713	677,121,439	974,017,801	1,371,170,468	220,889,154	233,253,193

End of period	$859,111,511	$825,612,777	$480,690,947	$587,400,713	$1,218,785,884	$974,017,801	$231,335,939	$220,889,154

Undistributed (distribution in excess of) net investment income	$24,398,779	$197,738	$8,965,640	$742,150	$15,630,744	$—	$3,181,224	$(85,888)

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Funds–23

LVIP SSGA Developed International 150 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA Developed International 150 Fund Standard Class
	Six Months Ended 6/30/16[1] (unaudited)	12/31/15	12/31/14	Year Ended 12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$7.663	$9.077	$9.491	$8.097	$7.314	$8.551

Income (loss) from investment operations:
Net investment income[2]	0.217	0.278	0.302	0.294	0.275	0.316
Net realized and unrealized gain (loss)	(0.426)	(0.676)	(0.209)	1.344	0.714	(1.349)

Total from investment operations	(0.209)	(0.398)	0.093	1.638	0.989	(1.033)

Less dividends and distributions from:
Net investment income	—	(0.259)	(0.318)	(0.244)	(0.206)	(0.204)
Net realized gain.	—	(0.757)	(0.189)	—	—	—

Total dividends and distributions	—	(1.016)	(0.507)	(0.244)	(0.206)	(0.204)

Net asset value, end of period	$7.454	$7.663	$9.077	$9.491	$8.097	$7.314

Total return[3]	(2.73%)	(4.30%)	0.91%	20.31%	13.64%	(12.13% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$722,770	$682,486	$748,475	$643,792	$418,262	$174,904
Ratio of expenses to average net assets	0.38%	0.39%	0.38%	0.41%	0.44%	0.47%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.39%	0.39%	0.51%	0.83%	0.85%	0.87%
Ratio of net investment income to average net assets	5.87%	3.03%	3.04%	3.37%	3.66%	3.83%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	5.86%	3.03%	2.91%	2.95%	3.25%	3.43%
Portfolio turnover	54%	57%	53%	58%	53%	60%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Funds–24

LVIP SSGA Developed International 150 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA Developed International 150 Fund Service Class
	Six Months
	Ended
	6/30/16[1]			Year Ended
	(unaudited)	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$7.668	$9.080	$9.494	$8.101	$7.319	$8.554

Income (loss) from investment operations:
Net investment income[2]	0.207	0.255	0.277	0.271	0.255	0.299
Net realized and unrealized gain (loss)	(0.425)	(0.674)	(0.209)	1.344	0.714	(1.351)

Total from investment operations	(0.218)	(0.419)	0.068	1.615	0.969	(1.052)

Less dividends and distributions from:
Net investment income	—	(0.236)	(0.293)	(0.222)	(0.187)	(0.183)
Net realized gain.	—	(0.757)	(0.189)	—	—	—

Total dividends and distributions	—	(0.993)	(0.482)	(0.222)	(0.187)	(0.183)

Net asset value, end of period.	$7.450	$7.668	$9.080	$9.494	$8.101	$7.319

Total return[3]	(2.84% )	(4.53% )	0.65%	20.01%	13.37%	(12.35% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$136,341	$143,127	$151,765	$154,865	$146,696	$141,980
Ratio of expenses to average net assets	0.63%	0.64%	0.63%	0.66%	0.69%	0.72%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.64%	0.64%	0.76%	1.08%	1.10%	1.12%
Ratio of net investment income to average net assets	5.62%	2.78%	2.79%	3.12%	3.41%	3.58%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	5.61%	2.78%	2.66%	2.70%	3.00%	3.18%
Portfolio turnover	54%	57%	53%	58%	53%	60%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Funds–25

LVIP SSGA Emerging Markets 100 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA Emerging Markets 100 Fund Standard Class
	Six Months Ended 6/30/16[1] (unaudited)	12/31/15	12/31/14	Year Ended 12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$7.325	$9.288	$9.917	$10.447	$10.564	$13.963

Income (loss) from investment operations:
Net investment income[2]	0.123	0.357	0.322	0.253	0.327	0.397
Net realized and unrealized gain (loss)	0.331	(1.940)	(0.658)	(0.553)	0.899	(2.406)

Total from investment operations	0.454	(1.583)	(0.336)	(0.300)	1.226	(2.009)

Less dividends and distributions from:
Net investment income	—	(0.380)	(0.293)	(0.230)	(0.273)	(0.323)
Net realized gain	—	—	—	—	(1.070)	(1.067)

Total dividends and distributions	—	(0.380)	(0.293)	(0.230)	(1.343)	(1.390)

Net asset value, end of period	$7.779	$7.325	$9.288	$9.917	$10.447	$10.564

Total return[3]	6.20%	(17.04%)	(3.37%)	(2.83%)	12.66%	(14.93%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$306,056	$421,228	$492,713	$478,730	$280,612	$124,765
Ratio of expenses to average net assets	0.44%	0.46%	0.44%	0.49%	0.51%	0.52%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.45%	0.46%	0.69%	1.24%	1.25%	1.26%
Ratio of net investment income to average net assets	3.40%	3.99%	3.28%	2.58%	3.05%	3.10%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.39%	3.99%	3.03%	1.83%	2.31%	2.36%
Portfolio turnover	49%	51%	84%	39%	61%	58%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Funds– 26

LVIP SSGA Emerging Markets 100 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA Emerging Markets 100 Fund Service Class
	Six Months Ended 6/30/16[1] (unaudited)	12/31/15	12/31/14	Year Ended 12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$7.329	$9.289	$9.917	$10.448	$10.564	$13.961

Income (loss) from investment operations:
Net investment income[2]	0.115	0.334	0.297	0.229	0.303	0.370
Net realized and unrealized gain (loss)	0.330	(1.936)	(0.657)	(0.554)	0.897	(2.410)

Total from investment operations	0.445	(1.602)	(0.360)	(0.325)	1.200	(2.040)

Less dividends and distributions from:
Net investment income	—	(0.358)	(0.268)	(0.206)	(0.246)	(0.290)
Net realized gain	—	—	—	—	(1.070)	(1.067)

Total dividends and distributions	—	(0.358)	(0.268)	(0.206)	(1.316)	(1.357)

Net asset value, end of period	$7.774	$7.329	$9.289	$9.917	$10.448	$10.564

Total return[3]	6.07%	(17.25%)	(3.61%)	(3.08%)	12.39%	(15.15%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$174,635	$166,173	$184,408	$191,838	$189,969	$165,869
Ratio of expenses to average net assets	0.69%	0.71%	0.69%	0.74%	0.76%	0.77%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.70%	0.71%	0.94%	1.49%	1.50%	1.51%
Ratio of net investment income to average net assets	3.15%	3.74%	3.03%	2.33%	2.80%	2.85%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.14%	3.74%	2.78%	1.58%	2.06%	2.11%
Portfolio turnover	49%	51%	84%	39%	61%	58%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Funds–27

LVIP SSGA Large Cap 100 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA Large Cap 100 Fund Standard Class
	Six Months Ended 6/30/16[1] (unaudited)	12/31/15	12/31/14	Year Ended 12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$12.878	$15.954	$14.468	$11.492	$10.408	$10.340

Income (loss) from investment operations:
Net investment income[2]	0.201	0.359	0.365	0.332	0.313	0.252
Net realized and unrealized gain (loss)	0.345	(1.141)	2.044	3.736	0.954	(0.012)

Total from investment operations	0.546	(0.782)	2.409	4.068	1.267	0.240

Less dividends and distributions from:
Net investment income	—	(0.391)	(0.393)	(0.310)	(0.183)	(0.172)
Net realized gain	—	(1.903)	(0.530)	(0.782)	—	—

Total dividends and distributions	—	(2.294)	(0.923)	(1.092)	(0.183)	(0.172)

Net asset value, end of period	$13.424	$12.878	$15.954	$14.468	$11.492	$10.408

Total return[3]	4.24%	(4.67%)	16.73%	35.85%	12.22%	2.32%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$923,059	$674,162	$1,031,276	$813,764	$428,018	$232,306
Ratio of expenses to average net assets	0.34%	0.34%	0.34%	0.36%	0.38%	0.39%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.35%	0.34%	0.41%	0.57%	0.58%	0.59%
Ratio of net investment income to average net assets	3.14%	2.32%	2.37%	2.43%	2.80%	2.39%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.13%	2.32%	2.30%	2.22%	2.60%	2.19%
Portfolio turnover	51%	61%	44%	44%	43%	45%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Funds–28

LVIP SSGA Large Cap 100 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA Large Cap 100 Fund Service Class
	Six Months
	Ended
	6/30/16[1]			Year Ended
	(unaudited)	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$12.870	$15.944	$14.463	$11.492	$10.408	$10.340

Income (loss) from investment operations:
Net investment income[2]	0.184	0.318	0.325	0.294	0.284	0.227
Net realized and unrealized gain (loss)	0.345	(1.137)	2.041	3.735	0.956	(0.013)

Total from investment operations	0.529	(0.819)	2.366	4.029	1.240	0.214

Less dividends and distributions from:
Net investment income	—	(0.352)	(0.355)	(0.276)	(0.156)	(0.146)
Net realized gain	—	(1.903)	(0.530)	(0.782)	—	—

Total dividends and distributions	—	(2.255)	(0.885)	(1.058)	(0.156)	(0.146)

Net asset value, end of period	$13.399	$12.870	$15.944	$14.463	$11.492	$10.408

Total return[3]	4.11%	(4.91% )	16.44%	35.50%	11.95%	2.07%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$295,727	$299,856	$339,894	$329,982	$290,205	$292,682
Ratio of expenses to average net assets	0.59%	0.59%	0.59%	0.61%	0.63%	0.64%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.60%	0.59%	0.66%	0.82%	0.83%	0.84%
Ratio of net investment income to average net assets	2.89%	2.07%	2.12%	2.18%	2.55%	2.14%
Ratio of net investment income to average net assets
prior to expenses waived/reimbursed	2.88%	2.07%	2.05%	1.97%	2.35%	1.94%
Portfolio turnover	51%	61%	44%	44%	43%	45%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Funds–29

LVIP SSGA Small-Mid Cap 200 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA Small-Mid Cap 200 Fund Standard Class
	Six Months
	Ended
	6/30/16[1]			Year Ended
	(unaudited)	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$11.701	$14.908	$15.394	$12.629	$12.366	$12.858

Income (loss) from investment operations:
Net investment income[2]	0.182	0.344	0.432	0.412	0.500	0.343
Net realized and unrealized gain (loss)	0.707	(1.347)	0.204	3.884	1.166	(0.627)

Total from investment operations	0.889	(1.003)	0.636	4.296	1.666	(0.284)

Less dividends and distributions from:
Net investment income	—	(0.330)	(0.516)	(0.398)	(0.319)	(0.208)
Net realized gain	—	(1.874)	(0.606)	(1.133)	(1.084)	—

Total dividends and distributions	—	(2.204)	(1.122)	(1.531)	(1.403)	(0.208)

Net asset value, end of period	$12.590	$11.701	$14.908	$15.394	$12.629	$12.366

Total return[3]	7.62%	(6.84% )	4.30%	34.49%	13.83%	(2.21% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$114,916	$107,473	$117,200	$100,958	$64,409	$37,326
Ratio of expenses to average net assets	0.41%	0.41%	0.41%	0.42%	0.45%	0.48%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.42%	0.41%	0.52%	0.76%	0.77%	0.79%
Ratio of net investment income to average net assets	3.09%	2.39%	2.83%	2.80%	3.92%	2.76%
Ratio of net investment income to average net assets
prior to expenses waived/reimbursed	3.08%	2.39%	2.72%	2.46%	3.60%	2.45%
Portfolio turnover	73%	70%	56%	55%	64%	55%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Funds–30

LVIP SSGA Small-Mid Cap 200 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA Small-Mid Cap 200 Fund Service Class
	Six Months
	Ended
	6/30/16[1]			Year Ended
	(unaudited)	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$11.696	$14.901	$15.388	$12.628	$12.366	$12.858

Income (loss) from investment operations:
Net investment income[2]	0.167	0.306	0.393	0.373	0.469	0.316
Net realized and unrealized gain (loss)	0.706	(1.343)	0.203	3.881	1.164	(0.631)

Total from investment operations	0.873	(1.037)	0.596	4.254	1.633	(0.315)

Less dividends and distributions from:
Net investment income	—	(0.294)	(0.477)	(0.361)	(0.287)	(0.177)
Net realized gain	—	(1.874)	(0.606)	(1.133)	(1.084)	—

Total dividends and distributions	—	(2.168)	(1.083)	(1.494)	(1.371)	(0.177)

Net asset value, end of period	$12.569	$11.696	$14.901	$15.388	$12.628	$12.366

Total return[3]	7.49%	(7.08% )	4.04%	34.16%	13.55%	(2.45% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$116,420	$113,416	$116,053	$115,941	$97,729	$93,454
Ratio of expenses to average net assets	0.66%	0.66%	0.66%	0.67%	0.70%	0.73%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.67%	0.66%	0.77%	1.01%	1.02%	1.04%
Ratio of net investment income to average net assets	2.84%	2.14%	2.58%	2.55%	3.67%	2.51%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.83%	2.14%	2.47%	2.21%	3.35%	2.20%
Portfolio turnover	73%	70%	56%	55%	64%	55%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Funds–31

LVIP SSGA Funds

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Developed International 150 Fund, LVIP SSGA Emerging Markets 100 Fund, LVIP SSGA Large Cap 100 Fund, and LVIP SSGA Small-Mid Cap 200 Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the other Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are a diversified management investment company registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The investment objective of each Fund is to seek to maximize long-term capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company inconformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Funds.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value. U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees ( the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before each Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds’ federal income tax returns through the six months ended June 30, 2016 and for all open tax years (years ended December 31, 2012–December 31, 2015), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2016, the Funds did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with each Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds generally do not separate that portion of realized gains and losses on investments resulting from changes in the foreign exchange rates from that which is due to changes in market prices. Both types of changes in gain/loss are included with the net realized and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

LVIP SSGA Funds–32

LVIP SSGA Funds

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all tax withholding not eligible for rebates. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities using the effective interest method. Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate. Withholding taxes on foreign dividends are recorded in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Funds may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Funds accrue such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Funds may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. For the six months ended June 30, 2016, the brokerage commissions for LVIP SSGA Small-Mid Cap 200 Fund was $4. For the six months ended June 30, 2016, there were no brokerage commissions for LVIP SSGA Developed International 150 Fund, LVIP SSGA Emerging Markets 100 Fund and LVIP SSGA Large Cap 100 Fund.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2016.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund’s investment portfolio, including monitoring of the Funds’ investment sub-adviser, and providing certain administrative services to each Fund. For its services, LIAC receives a management fee at an annual rate of each Fund’s average daily net assets as follows:

	LVIP SSGA	LVIP SSGA
	Developed	Emerging	LVIP SSGA	LVIP SSGA
	International	Markets	Large Cap	Small-Mid Cap
	150 Fund	100 Fund	100 Fund	200 Fund
On the first $100 million	0.40%	0.40%	0.40%	0.40%
In excess of $100 million	0.32%	0.33%	0.30%	0.30%

Effective April 1, 2016, LIAC has contractually agreed to waive a portion of its advisory fee. This agreement will continue at least through April 30, 2017, and cannot be terminated before that date without the mutual agreement of the Board and LIAC. The waiver amount of each Fund’s average daily net assets are as follows:

	LVIP SSGA	LVIP SSGA
	Developed	Emerging	LVIP SSGA	LVIP SSGA
	International	Markets	Large Cap	Small-Mid Cap
	150 Fund	100 Fund	100 Fund	200 Fund
On the first $50 million	0.070%	0.065%	0.080%	0.065%
On the next $50 million	0.010%	0.025%	0.015%	—
On the next $400 million	0.010%	0.005%	0.015%	—

SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of each Fund’s investment portfolio. For these services, LIAC, not the Funds, pays the Sub-Adviser an annual fee based on each Fund’s average daily net assets.

LVIP SSGA Funds–33

LVIP SSGA Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2016, costs for these administrative and legal services were as follows:

	LVIP SSGA	LVIP SSGA
	Developed	Emerging	LVIP SSGA	LVIP SSGA
	International	Markets	Large Cap	Small-Mid Cap
	150 Fund	100 Fund	100 Fund	200 Fund
Administrative	$21,658	$13,612	$26,083	$5,800
Legal	5,953	3,755	7,170	1,594

Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2016, these fees were as follows:

	LVIP SSGA	LVIP SSGA
	Developed	Emerging	LVIP SSGA	LVIP SSGA
	International	Markets	Large Cap	Small-Mid Cap
	150 Fund	100 Fund	100 Fund	200 Fund
Printing and mailing	$2,773	$24,565	$6,157	$20,073

The Fund offers Standard Class and Service Class shares. Pursuant to its distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual distribution and/or service fee (“12b-1 Fee”) at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the 12b-1 Fee is limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2016, the Funds had liabilities payable to affiliates as follows:

	LVIP SSGA	LVIP SSGA
	Developed	Emerging	LVIP SSGA	LVIP SSGA
	International	Markets	Large Cap	Small-Mid Cap
	150 Fund	100 Fund	100 Fund	200 Fund
Management fees payable to LIAC	$228,986	$126,328	$283,451	$63,125
Distribution fees payable to LFD	28,419	34,686	61,024	24,100
Printing and mailing fees payable to Lincoln Life	1,125	2,742	645	1,291

Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2016, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	LVIP SSGA	LVIP SSGA
	Developed	Emerging	LVIP SSGA	LVIP SSGA
	International	Markets	Large Cap	Small-Mid Cap
	150 Fund	100 Fund	100 Fund	200 Fund
Purchases	$522,064,361	$249,570,680	$733,289,283	$161,203,189
Sales	443,776,749	377,773,232	519,494,161	160,434,364

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Funds were as follows:

LVIP SSGA Funds–34

LVIP SSGA Funds

Notes to Financial Statements (continued)

3. Investments (continued)

	LVIP SSGA	LVIP SSGA
	Developed	Emerging	LVIP SSGA	LVIP SSGA
	International	Markets	Large Cap	Small-Mid Cap
	150 Fund	100 Fund	100 Fund	200 Fund
Cost of investments	$930,482,807	$512,400,187	$1,182,325,352	$235,822,008

Aggregate unrealized appreciation	$58,054,001	$ 26,094,653	$ 104,686,266	$ 17,397,401
Aggregate unrealized depreciation	(139,813,405)	(64,159,207)	(69,094,226)	(22,565,515)

Net unrealized appreciation (depreciation)	$(81,759,404)	$ (38,064,554)	$ 35,592,040	$ (5,168,114)

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2015, the LVIP SSGA Emerging Markets 100 Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$12,591,716	$37,341,448	$49,933,164

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment, in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of the restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2016:

LVIP SSGA Developed International 150 Fund

	Level 1	Level 2	Total

Common Stock
Australia	$—	$61,071,491	$61,071,491
Austria	—	11,961,429	11,961,429
Belgium	—	5,084,865	5,084,865
Canada	10,801,644	—	10,801,644
Denmark	—	11,358,648	11,358,648
Finland	—	17,323,340	17,323,340
France	—	57,319,762	57,319,762

LVIP SSGA Funds–35

LVIP SSGA Funds

Notes to Financial Statements (continued)

3. Investments (continued)

	Level 1	Level 2	Total
Germany	$—	$49,258,135	$49,258,135
Hong Kong	—	58,681,214	58,681,214
Israel	—	10,250,250	10,250,250
Japan	—	293,664,658	293,664,658
Netherlands	—	6,565,906	6,565,906
Norway	—	22,436,508	22,436,508
Portugal	—	5,080,531	5,080,531
Singapore	—	11,169,681	11,169,681
Spain	—	39,085,463	39,085,463
Sweden	—	21,041,440	21,041,440
Switzerland	—	38,594,084	38,594,084
United Kingdom	—	102,536,990	102,536,990
Money Market Fund	10,022,408	—	10,022,408
Preferred Stock	—	5,108,625	5,108,625
Right	306,331	—	306,331

Total	$21,130,383	$827,593,020	$848,723,403

Futures Contracts	$(176,007)	$—	$(176,007)

There were no Level 3 investments at the end of the period.

As a result of utilizing international fair value pricing at June 30, 2016, a majority of the portfolio was categorized as Level 2.

LVIP SSGA Emerging Markets 100 Fund

	Level 1	Level 2	Level 3	Total
Common Stock
Brazil	$9,639,648	$—	$—	$9,639,648
Czech Republic	—	4,646,726	—	4,646,726
Greece	—	4,643,995	—	4,643,995
Hong Kong	—	197,478,013	161,641	197,639,654
Hungary	—	5,077,763	—	5,077,763
India	—	4,634,111	—	4,634,111
Indonesia	—	9,564,814	—	9,564,814
Malaysia	—	4,568,045	—	4,568,045
Philippines	—	4,924,462	—	4,924,462
Poland	—	7,909,648	—	7,909,648
Qatar	4,726,126	—	—	4,726,126
Republic of Korea	—	60,962,859	—	60,962,859
Russia	—	14,320,424	—	14,320,424
South Africa	—	19,368,530	—	19,368,530
Taiwan	—	83,846,281	—	83,846,281
Thailand	—	6,041,858	—	6,041,858
Turkey	—	13,438,999	—	13,438,999
United Arab Emirates	—	4,527,063	—	4,527,063
Money Market Fund	2,837,607	—	—	2,837,607
Preferred Stock	11,017,020	—	—	11,017,020

Total	$28,220,401	$445,953,591	$161,641	$474,335,633

Futures Contracts	$115,916	$—	$—	$115,916

As a result of utilizing international fair value pricing at June 30, 2016, a majority of the portfolio was categorized as Level 2.

LVIP SSGA Funds–36

LVIP SSGA Funds

Notes to Financial Statements (continued)

3. Investments (continued)

LVIP SSGA Large Cap 100 Fund

	Level 1	Level 2	Total
Common Stock
Auto Components	$33,694,141	$—	$33,694,141
Automobiles	32,997,192	—	32,997,192
Banks	96,432,822	—	96,432,822
Biotechnology	11,993,528	—	11,993,528
Capital Markets	9,843,397	—	9,843,397
Chemicals	33,159,228	—	33,159,228
Communications Equipment	12,070,141	—	12,070,141
Construction & Engineering	10,714,753	—	10,714,753
Consumer Finance	21,589,659	—	21,589,659
Containers & Packaging	24,090,114	—	24,090,114
Diversified Telecommunication Services	10,881,564	—	10,881,564
Electric Utilities	36,831,226	—	36,831,226
Electrical Equipment	22,401,708	—	22,401,708
Electronic Equipment, Instruments & Components	11,898,982	—	11,898,982
Energy Equipment & Services	12,706,375	—	12,706,375
Food & Staples Retailing	35,559,639	—	35,559,639
Food Products	54,358,831	—	54,358,831
Health Care Equipment & Supplies	41,968,628	—	41,968,628
Health Care Providers & Services	46,423,009	13,723,854	60,146,863
Hotels, Restaurants & Leisure	10,559,601	—	10,559,601
Household Durables	35,424,644	—	35,424,644
Household Products	12,021,531	—	12,021,531
Independent Power & Renewable Electricity Producers	12,607,533	—	12,607,533
Insurance	68,834,659	—	68,834,659
Internet Software & Services	12,674,772	—	12,674,772
IT Services	—	10,435,432	10,435,432
Machinery	72,955,258	—	72,955,258
Media	24,651,260	—	24,651,260
Multiline Retail	28,634,798	—	28,634,798
Multi-Utilities	37,078,477	—	37,078,477
Oil, Gas & Consumable Fuels	66,753,035	—	66,753,035
Pharmaceuticals	26,938,792	—	26,938,792
Real Estate Investment Trusts	12,791,080	—	12,791,080
Road & Rail	36,347,891	—	36,347,891
Semiconductors & Semiconductor Equipment	52,368,308	—	52,368,308
Software	12,830,948	12,565,912	25,396,860
Specialty Retail	20,053,039	—	20,053,039
Technology Hardware, Storage & Peripherals	46,853,269	—	46,853,269
Thrifts & Mortgage Finance	11,174,251	—	11,174,251
Money Market Fund	18,754,589	—	18,754,589
Short-Term Investments	—	1,269,522	1,269,522

Total	$1,179,922,672	$37,994,720	$1,217,917,392

Futures Contracts	$215,959	$—	$215,959

There were no Level 3 investments at the beginning or end of the period.

LVIP SSGA Funds–37

LVIP SSGA Funds

Notes to Financial Statements (continued)

3. Investments (continued)

LVIP SSGA Small-Mid Cap 200 Fund

	Level 1	Level 2	Total
Common Stock	$227,806,733	$—	$227,806,733
Money Market Fund	2,567,511	—	2,567,511
Short-Term Investments	—	279,650	279,650

Total	$230,374,244	$279,650	$230,653,894

Futures Contracts	$13,519	$—	$13,519

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Funds. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the LVIP SSGA Emerging Markets 100 Fund and the LVIP SSGA Developed International 150 Fund use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Funds’ policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	LVIP SSGA		LVIP SSGA		LVIP SSGA		LVIP SSGA
	Developed International		Emerging Markets		Large Cap		Small-Mid Cap
	150 Fund		100 Fund		100 Fund		200 Fund
	Six Months	Year	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	6/30/16	12/31/15	6/30/16	12/31/15	6/30/16	12/31/15	6/30/16	12/31/15
Shares sold:
Standard Class	17,151,337	15,578,895	5,145,901	16,218,961	20,107,074	7,169,534	969,430	2,348,715
Service Class	1,284,406	3,360,659	2,010,244	4,710,554	1,224,108	2,665,789	871,774	2,000,036
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	10,455,337	—	2,839,560	—	8,504,573	—	1,323,913
Service Class	—	2,160,437	—	1,047,156	—	3,550,693	—	1,489,807

	18,435,743	31,555,328	7,156,145	24,816,231	21,331,182	21,890,589	1,841,204	7,162,471

Shares redeemed:
Standard Class	(9,254,150)	(19,432,662)	(23,308,975)	(14,602,135)	(3,693,084)	(27,963,615)	(1,026,705)	(2,348,863)
Service Class	(1,648,767)	(3,569,601)	(2,218,836)	(2,937,522)	(2,451,455)	(4,235,431)	(1,306,218)	(1,581,189)

	(10,902,917)	(23,002,263)	(25,527,811)	(17,539,657)	(6,144,539)	(32,199,046)	(2,332,923)	(3,930,052)

Net increase (decrease)	7,532,826	8,553,065	(18,371,666)	7,276,574	15,186,643	(10,308,457)	(491,719)	3,232,419

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–Each Fund enters into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. Each Fund may also use these contracts to hedge the U.S. dollar value of securities it owns that are denominated in foreign currencies. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts and foreign cross currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Funds could be exposed to the risk

LVIP SSGA Funds–38

LVIP SSGA Funds

Notes to Financial Statements (continued)

5. Derivatives (continued)

that counterparties to the contracts may be unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2016.

Futures Contracts–Each Fund may use futures in the normal course of pursuing its investment objectives and strategies. Each Fund may use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. In addition, each Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, each Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2016 were as follows:

LVIP SSGA Developed International 150 Fund

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value

Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$176,007

LVIP SSGA Emerging Markets 100 Fund

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value

Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	$115,916	Receivables and other assets net of liabilities	$—

LVIP SSGA Large Cap 100 Fund

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value

Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	$215,959	Receivables and other assets net of liabilities	$—

LVIP SSGA Small-Mid Cap 200 Fund

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value

Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	$13,519	Receivables and other assets net of liabilities	$—

LVIP SSGA Funds–39

LVIP SSGA Funds

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2016 was as follows:

LVIP SSGA Developed International 150 Fund

Change in Unrealized
Appreciation
		Realized Gain	(Depreciation) on
		(Loss) on Derivatives	Derivatives
	Location of Gain or Loss on Derivatives	Recognized in	Recognized in
	Recognized in Income	Income	Income
Currency contracts (Foreign currency exchange contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$ 983,716	$ —
Equity contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(717,622)	(281,888)

Total		$ 266,094	$(281,888)

LVIP SSGA Emerging Markets 100 Fund

Change in Unrealized
Appreciation
		Realized Gain	(Depreciation) on
		(Loss) on Derivatives	Derivatives
	Location of Gain or Loss on Derivatives	Recognized in	Recognized in
	Recognized in Income	Income	Income
Currency contracts (Foreign currency exchange contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$ (217,694)	$ —
Equity contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	2,038,140	86,360

Total		$1,820,446	$86,360

LVIP SSGA Large Cap 100 Fund

Change in Unrealized
Appreciation
		Realized Gain	(Depreciation) on
		(Loss) on Derivatives	Derivatives
	Location of Gain or Loss on Derivatives	Recognized in	Recognized in
	Recognized in Income	Income	Income
Equity contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$453,433	$74,950

LVIP SSGA Small-Mid Cap 200 Fund

Change in Unrealized
Appreciation
		Realized Gain	(Depreciation) on
		(Loss) on Derivatives	Derivatives
	Location of Gain or Loss on Derivatives	Recognized in	Recognized in
	Recognized in Income	Income	Income
Equity contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$250,999	$(109,872)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by each Fund during the six months ended June 30, 2016. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2016.

LVIP SSGA Funds–40

LVIP SSGA Funds

Notes to Financial Statements (continued)

5. Derivatives (continued)

	Asset Derivative Volume		Liability Derivative Volume
	Foreign Currency	Future	Foreign Currency	Future
	Exchange Contracts	Contracts	Exchange Contracts	Contracts
	(Average Cost)	(Average Notional Value)	(Average Cost)	(Average Notional Value)
LVIP SSGA Developed International 150 Fund	$2,229,981	$16,603,602	$1,805,836	$—
LVIP SSGA Emerging Markets 100 Fund	1,430,952	9,475,780	1,461,066	—
LVIP SSGA Large Cap 100 Fund	—	18,158,516	—	—
LVIP SSGA Small-Mid Cap 200 Fund	—	4,942,053	—	—

In order to better define its contractual rights and to secure rights to help the Funds mitigate its counterparty risk, the LVIP SSGA Developed International 150 Fund and the LVIP SSGA Emerging Markets 100 Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

At June 30, 2016, the LVIP SSGA Developed International 150 Fund and the LVIP SSGA Emerging Markets 100 Fund held no assets or liabilities that are subject to the offsetting provisions.

At June 30, 2016, LVIP SSGA Large Cap 100 Fund and LVIP SSGA Small-Mid Cap 200 Fund posted collateral for futures contracts as follows:

	LVIP SSGA	LVIP SSGA
	Large Cap	Small-Mid Cap
	100 Fund	200 Fund
U.S. Treasury Obligations, at value	$1,269,522	$279,650

6. Market Risk

Some countries in which the LVIP SSGA Developed International 150 Fund and the LVIP SSGA Emerging Markets 100 Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The LVIP SSGA Small-Mid Cap 200 Fund may invest its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Funds invest in REITs and are subject to the risks associated with that industry. If the Funds acquires a direct interest in real estate directly as a result of defaults or receive rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Funds had no direct real estate holdings during the six months ended June 30, 2016. The Funds’ REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Funds may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Funds from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Funds’ Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which

LVIP SSGA Funds–41

LVIP SSGA Funds

Notes to Financial Statements (continued)

are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. As of June 30, 2016, there were no Rule 144A securities for LVIP SSGA Developed International 150 Fund, LVIP SSGA Large Cap 100 Fund and LVIP SSGA Small-Mid Cap Fund. Rule 144A securities for LVIP SSGA Emerging Markets 100 Fund have been identified on the Statement of Net Assets. As of June 30, 2016, there were no illiquid securities for LVIP SSGA Developed International 150 Fund and LVIP SSGA Small-Mid Cap 200 Fund. As of June 30, 2016, illiquid securities for LVIP SSGA Emerging Markets 100 Fund and LVIP SSGA Large Cap 100 Fund have been identified on the Statement of Net Assets.

7. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

LVIP SSGA Funds–42

LVIP SSGA Global Tactical Allocation Managed Volatility Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2016

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2016 to June 30, 2016

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*

Actual
Standard Class Shares	$1,000.00	$1,019.10	0.33%	$1.66
Service Class Shares	1,000.00	1,017.90	0.58%	2.91

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.22	0.33%	$1.66
Service Class Shares	1,000.00	1,021.98	0.58%	2.92

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests a significant portion of its assets in other investment companies, including exchange-traded funds (collectively, the Underlying Funds). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial Statements for the Underlying Funds can be found at www.sec.gov.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–1

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2016

Security Type/Sector	Percentage of Net Assets

Affiliated Investment Companies	68.83%

Equity Funds	20.69%
Fixed Income Funds	33.89%
International Equity Funds	14.25%
Unaffiliated Investment Companies	29.19%

Commodity Fund	3.10%
Equity Funds	11.97%
Fixed Income Funds	3.04%
International Equity Funds	4.67%
Money Market Fund	6.41%
Total Value of Securities	98.02%

Receivables and Other Assets Net of Liabilities	1.98%

Total Net Assets	100.00%

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–2

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–68.83%
Equity Funds–20.69%
SPDR® S&P 500 Growth ETF	380,954	$38,442,068
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Large Cap 100 Fund	9,152,661	122,865,325
LVIP SSGA S&P 500 Index Fund	651,939	9,732,793
LVIP SSGA Small-Cap Index Fund	199,208	5,003,904
LVIP SSGA Small-Mid Cap 200 Fund	2,216,211	27,908,741

		203,952,831

Fixed Income Funds–33.89%
SPDR® Barclays Aggregate Bond ETF	1,154,665	68,598,648
SPDR® Barclays TIPS ETF	1,515,563	88,129,988
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Bond Index Fund	15,105,106	177,379,260

		334,107,896

International Equity Funds–14.25%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Developed International 150 Fund	11,172,599	83,280,552
LVIP SSGA Emerging Markets 100 Fund	3,737,505	29,066,575
LVIP SSGA International Index Fund	3,498,227	28,132,742

		140,479,869

Total Affiliated Investment Companies (Cost $646,193,844)		678,540,596

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–29.19%
Commodity Fund–3.10%
†SPDR® Gold Trust ETF	241,341	$30,534,463

		30,534,463

Equity Funds–11.97%
Consumer Discretionary Select Sector SPDR® Fund	237,691	18,551,783
Consumer Staples Select Sector SPDR® Fund	357,044	19,690,977
Industrial Select Sector SPDR® Fund	340,186	19,036,809
SPDR® Dow Jones REIT ETF	276,378	27,480,265
SPDR® S&P 500 ETF Trust	91,381	19,147,061
SPDR® S&P 600 Small Cap ETF	135,495	14,152,453

		118,059,348

Fixed Income Funds–3.04%
SPDR® Barclays High Yield Bond ETF	557,260	19,894,182
SPDR® Barclays Long Term Treasury ETF	126,377	10,087,412

		29,981,594

International Equity Funds–4.67%
SPDR® S&P Emerging Markets ETF	153,225	8,513,181
SPDR® S&P World ex-US ETF	1,098,423	27,383,685
WisdomTree Europe Hedged Equity Fund	201,106	10,161,886

		46,058,752

Money Market Fund–6.41%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	63,180,448	63,180,448

		63,180,448

Total Unaffiliated Investment Companies (Cost $273,767,195)		287,814,605

TOTAL VALUE OF SECURITIES–98.02% (Cost $919,961,039)	966,355,201
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.98%	19,560,211

NET ASSETS APPLICABLE TO 89,329,388 SHARES OUTSTANDING–100.00%	$985,915,412

†	Non-income producing for the period.

*	Standard Class shares.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–3

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2016:1

Futures Contracts

	Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(234)	British Pound Currency	$(19,557,673)	$(19,375,200)	9/20/16	$182,473
(195)	E-mini MSCI Emerging Markets Index	(7,828,414)	(8,138,325)	9/19/16	(309,911)
(659)	E-mini S&P 500 Index	(66,593,533)	(68,872,090)	9/19/16	(2,278,557)
(69)	E-mini S&P MidCap 400 Index	(9,903,026)	(10,301,700)	9/19/16	(398,674)
(233)	Euro Currency	(32,307,654)	(32,350,594)	9/20/16	(42,940)
(1,065)	Euro STOXX 50 Index	(32,618,972)	(33,742,781)	9/19/16	(1,123,809)
(241)	FTSE 100 Index	(19,593,357)	(20,605,387)	9/19/16	(1,012,030)
(191)	Japanese Yen Currency	(23,380,857)	(23,175,463)	9/20/16	205,394
(156)	Nikkei 225 Index (OSE)	(23,395,404)	(23,521,232)	9/9/16	(125,828)

					$(4,903,882)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 7 in “Notes to Financial Statements.”

Summary of Abbreviations:

ETF–Exchange-Traded Fund

OSE–Osaka Securities Exchange

REIT–Real Estate Investment Trust

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation–Protected Securities

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–4

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Statement of Assets and Liabilities

June 30, 2016 (unaudited)

ASSETS:
Investments in affiliated investment companies, at value	$678,540,596
Investments in unaffiliated investment companies, at value	287,814,605

Total investments, at value	966,355,201
Cash	31
Cash collateral held at broker for futures contracts	23,281,650
Receivables for investment companies shares sold	10,302,524
Dividends receivable from investment companies	112,639
Receivables for fund shares sold	16,269

TOTAL ASSETS	1,000,068,314

LIABILITIES:
Foreign currencies collateral due to broker for futures contracts	7,801,581
Net unrealized depreciation on futures contracts	4,903,882
Payables for fund shares redeemed	986,173
Due to manager and affiliates	441,998
Other accrued expenses payable	19,268

TOTAL LIABILITIES	14,152,902

TOTAL NET ASSETS	$985,915,412

Investments in affiliated investment companies, at cost	$646,193,844
Investments in unaffiliated investment companies, at cost	273,767,195

Total investments, at cost	$919,961,039

Standard Class:
Net Assets	$47,476,800
Shares Outstanding	4,296,992
Net Asset Value Per Share	$11.049

Service Class:
Net Assets	$938,438,612
Shares Outstanding	85,032,396
Net Asset Value Per Share	$11.036

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$1,034,119,696
Undistributed net investment income	1,422,349
Accumulated net realized loss on investments	(91,116,913)
Net unrealized appreciation of investments and derivatives.	41,490,280

TOTAL NET ASSETS	$985,915,412

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–5

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Statement of Operations

Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME:
Dividends from unaffiliated investment companies	$3,160,228
Dividends from affiliated investment companies	1,058,918

4,219,146

EXPENSES:
Management fees	1,956,442
Distribution fees-Service Class	1,164,255
Accounting and administration expenses	68,631
Reports and statements to shareholders	49,283
Professional fees	22,261
Trustees’ fees and expenses	12,994
Custodian fees	5,665
Consulting fees	2,073
Pricing fees	203
Other	4,101

3,285,908
Less management fees waived	(489,111)

Total operating expenses	2,796,797

NET INVESTMENT INCOME	1,422,349

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of investments in unaffiliated investment companies	(17,999,263)
Sale of investments in affiliated investment companies	(12,297,274)
Foreign currencies	85,130
Futures contracts	(1,804,270)

Net realized loss	(32,015,677)

Net change in unrealized appreciation (depreciation) of:
Investments in affiliated investment companies	32,916,772
Investments in unaffiliated investment companies	19,178,244
Futures contracts	(4,279,767)

Net change in unrealized appreciation (depreciation)	47,815,249

NET REALIZED AND UNREALIZED GAIN	15,799,572

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,221,921

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,422,349	$16,892,480
Net realized gain (loss)	(32,015,677)	10,449,959
Net change in unrealized appreciation (depreciation)	47,815,249	(100,374,005)

Net increase (decrease) in net assets resulting from operations	17,221,921	(73,031,566)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net investment income:
Standard Class	—	(1,503,270)
Service Class	—	(28,109,073)

	—	(29,612,343)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,262,784	7,336,346
Service Class	38,075,806	166,817,671
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,503,270
Service Class	—	28,109,073

	41,338,590	203,766,360

Cost of shares redeemed:
Standard Class	(3,632,471)	(6,214,896)
Service Class	(69,091,460)	(117,727,274)

	(72,723,931)	(123,942,170)

Increase (decrease) in net assets derived from capital share transactions	(31,385,341)	79,824,190

NET DECREASE IN NET ASSETS	(14,163,420)	(22,819,719)
NET ASSETS:
Beginning of period	1,000,078,832	1,022,898,551

End of period	$985,915,412	$1,000,078,832

Undistributed net investment income	$1,422,349	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–6

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Global Tactical Allocation Managed Volatility Fund Standard Class
	Six Months Ended 6/30/161, [2] (unaudited)	12/31/15	12/31/14	Year Ended 12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$10.841	$11.979	$11.784	$10.951	$10.193	$10.313

Income (loss) from investment operations:
Net investment income[3]	0.028	0.220	0.234	0.227	0.198	0.272
Net realized and unrealized gain (loss)	0.180	(1.000)	0.236	0.846	0.931	(0.252)

Total from investment operations	0.208	(0.780)	0.470	1.073	1.129	0.020

Less dividends and distributions from:
Net investment income	—	(0.358)	(0.275)	(0.240)	(0.371)	(0.140)

Total dividends and distributions	—	(0.358)	(0.275)	(0.240)	(0.371)	(0.140)

Net asset value, end of period	$11.049	$10.841	$11.979	$11.784	$10.951	$10.193

Total return[4]	1.91%	(6.52% )	3.97%	9.81%	11.15%	0.22%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$47,477	$46,949	$49,090	$45,331	$40,440	$37,603
Ratio of expenses to average net assets[5]	0.33%	0.33%	0.34%	0.30%	0.30%	0.33%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.43%	0.43%	0.44%	0.33%	0.30%	0.33%
Ratio of net investment income to average net assets	0.53%	1.86%	1.94%	1.99%	1.85%	2.61%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.43%	1.76%	1.84%	1.96%	1.85%	2.61%
Portfolio turnover	35%	58%	53%	70%	41%	46%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. was added as a sub-adviser for the Fund’s volatility management overlay.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–7

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Global Tactical Allocation Managed Volatility Fund Service Class
	Six Months Ended 6/30/161, [2] (unaudited)			Year Ended
		12/31/15	12/31/14	12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$10.843	$11.978	$11.784	$10.953	$10.195	$10.315

Income (loss) from investment operations:
Net investment income[3]	0.015	0.190	0.204	0.198	0.171	0.244
Net realized and unrealized gain (loss)	0.178	(0.996)	0.234	0.845	0.932	(0.251)

Total from investment operations	0.193	(0.806)	0.438	1.043	1.103	(0.007)

Less dividends and distributions from:
Net investment income	—	(0.329)	(0.244)	(0.212)	(0.345)	(0.113)

Total dividends and distributions	—	(0.329)	(0.244)	(0.212)	(0.345)	(0.113)

Net asset value, end of period	$11.036	$10.843	$11.978	$11.784	$10.953	$10.195

Total return[4]	1.79%	(6.75% )	3.71%	9.54%	10.88%	(0.04% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$938,438	$953,130	$973,809	$807,031	$419,366	$269,222
Ratio of expenses to average net assets[5]	0.58%	0.58%	0.59%	0.55%	0.55%	0.58%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.68%	0.68%	0.69%	0.58%	0.55%	0.58%
Ratio of net investment income to average net assets	0.28%	1.61%	1.69%	1.74%	1.60%	2.36%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.18%	1.51%	1.59%	1.71%	1.60%	2.36%
Portfolio turnover	35%	58%	53%	70%	41%	46%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. was added as a sub-adviser for the Fund’s volatility management overlay.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–8

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Global Tactical Allocation Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests a significant portion of its assets in open-end investment companies, including exchange-traded funds (“ETFs”) that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek long-term growth of capital. Current income is not a consideration.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2016 and for all open tax years (years ended December 31, 2012–December 31, 2015) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2016, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate that portion of realized gains and losses on investments resulting from changes in foreign exchange rates from that which is due to changes in market prices. Both types of changes in gain/loss are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–9

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gains distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2016.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2016.

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.40% of the average daily net assets of the Fund. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC). LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.10% of average daily net assets of the Fund. This agreement will continue through at least April 30, 2017 and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.

SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. Effective May 1, 2016 SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s volatility management overlay. Prior to May 1, 2016, LIAC was responsible for the day-to-day management of the Fund’s volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser(s) a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2016, costs for these administrative and legal services were as follows:

Administrative	$25,846
Legal	7,113

Lincoln Life also performs daily trading operations. The cost of these services is included in “Accounting and administration expenses” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $20,170 for the six months ended June 30, 2016.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $41,941 for the six months ended June 30, 2016.

The Fund offers Standard Class and Service Class shares. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual distribution and/or service fee (“12b-1 Fee”) at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the 12b-1 Fee is limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds and ETFs in which it invests. Because each of the Underlying Funds and ETFs has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds and ETFs at different times, the amount of fees and expenses incurred indirectly will vary.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–10

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

At June 30, 2016, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$243,743
Distribution fees payable to LFD	193,257
Printing and mailing fees payable to Lincoln Life	4,998

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

Affiliated investment companies, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investment companies’ outstanding securities (non-LVIP Funds or ETFs). Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the six months ended June 30, 2016, were as follows:

	Value			Net Realized	Value		Capital Gain
	12/31/15	Purchases	Sales	Gain (Loss)	6/30/16	Dividends	Distributions

LVIP SSGA Bond Index Fund	$159,457,603	$28,638,983	$19,476,354	$(38,891)	$177,379,260	$—	$—
LVIP SSGA Developed International 150 Fund	121,026,725	5,092,644	38,640,192	(11,307,775)	83,280,552	—	—
LVIP SSGA Emerging Markets 100 Fund	9,477,379	19,692,044	1,109,632	(269,985)	29,066,575	—	—
LVIP SSGA International Index Fund	48,056,172	1,800,000	20,560,000	(393,207)	28,132,742	—	—
LVIP SSGA Large Cap 100 Fund	125,782,124	6,917,406	15,251,457	(2,104,762)	122,865,325	—	—
LVIP SSGA S&P 500 Index Fund	19,207,038	60,000	9,040,951	3,308,165	9,732,793	—	—
LVIP SSGA Small-Cap Index Fund	4,909,081	—	—	—	5,003,904	—	—
LVIP SSGA Small-Mid Cap 200 Fund	29,025,221	950,000	4,320,426	(954,108)	27,908,741	—	—
SPDR® Barclays Aggregated Bond ETF[1]	—	22,071,448	4,635,410	(108,581)	68,598,648	598,975	—
SPDR® Barclays TIPS ETF	77,762,418	11,255,059	6,054,118	(430,508)	88,129,988	240,629	—
SPDR® S&P 500 Growth ETF	—	37,565,083	885,608	2,378	38,442,068	219,314	—

Total	$594,703,761	$134,042,667	$119,974,148	$(12,297,274)	$678,540,596	$1,058,918	$—

[1]	The Fund was not deemed to be an affiliate at 12/31/15.

3. Investments

For the six months ended June 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$318,862,485
Sales	310,981,453

A June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$919,961,039

Aggregate unrealized appreciation	$51,764,075
Aggregate unrealized depreciation	(5,369,913)

Net unrealized appreciation	$46,394,162

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–11

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments)
(e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

Level 1
Investment Companies	$966,355,201

Futures Contracts	$(4,903,882)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

As of December 31, 2015, the Fund had the following capital loss carryforwards for federal income tax purposes:

Pre-Enactment Short-Term Capital Losses Expiring In
2017	2018	Total
$27,955,233	$3,265,118	$31,220,351

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–12

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/16	Year Ended 12/31/15

Shares sold:
Standard Class	300,858	617,995
Service Class	3,514,609	14,040,137
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	137,970
Service Class	—	2,579,542

	3,815,467	17,375,644

Shares redeemed:
Standard Class	(334,409)	(523,498)
Service Class	(6,388,867)	(10,009,939)

	(6,723,276)	(10,533,437)

Net increase (decrease)	(2,907,809)	6,842,207

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2016 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (Futures contracts)	Net unrealized depreciation on futures contracts	$—	Net unrealized depreciation from futures contracts	$(5,248,809)
Currency contracts (Futures contracts)	Net unrealized depreciation on futures contracts	387,867	Net unrealized depreciation from futures contracts	(42,940)

Total		$387,867		$(5,291,749)

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–13

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(1,044,698)	$(4,284,182)
Currency contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(759,572)	4,415

Total		$(1,804,270)	$(4,279,767)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2016. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2016.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$53,501,794	$85,585,082

6. Credit and Market Risk

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–14

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Other Fund Information (unaudited)

Approval of Subadvisory Agreement

On January 6, 2016, the Board of Trustees of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things the approval of the sub-advisory agreement with SSGA Funds Management, Inc. (“SSGA FM”) (the “Sub-Advisory Agreement”) for the Fund. The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC, The Lincoln National Life Insurance Company (“Lincoln Life”) and SSGA FM prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to approval of investment sub-advisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LIAC, Lincoln Life and SSGA FM provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including in-person presentations by representatives of SSGA FM, information about proposed sub-advisory fees and compliance and regulatory matters. The Board noted that SSGA FM provided sub-advisory services to other funds in the Trust. After reviewing the information received, the Independent Trustees requested supplemental information, and LIAC and SSGA FM provided materials in response. The Board determined that, given the totality of the information provided with respect to the Sub-Advisory Agreement, the Board had received sufficient information to approve the Sub-Advisory Agreement. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and employees of Lincoln Life, LIAC and SSGA FM to consider the approval of the Sub-Advisory Agreement.

Based upon its review, the Board concluded that it was in the best interests of the Fund that the Sub-Advisory Agreement be approved for the Fund. In considering the approval of the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Nature, Extent and Quality of Services. In considering the approval of the Sub-Advisory Agreement between LIAC and SSGA FM with respect to the Funds, the Board considered the nature, extent and quality of services to be provided by SSGA FM under the Sub-Advisory Agreement. The Board considered that SSGA FM provided sub-advisory services to other funds in the Trust and that the Board had reviewed extensive information provided by SSGA FM in connection with the annual contract renewal process most recently concluded in September 2015. The Board noted that State Street Global Advisors (“SSGA”), an affiliate of SSGA FM, has served as a consultant to LIAC with respect to the managed volatility overlay for the Fund and that LIAC proposed to delegate the responsibility of managing the Fund’s managed volatility overlay to SSGA FM as sub-adviser. The Board considered the criteria provided by LIAC in recommending SSGA FM be appointed a sub-adviser for the Fund’s managed volatility overlay, including historical modeling and noted that the Board was familiar with the managed volatility overlay services provided by SSGA as a consultant to LIAC with respect to the Fund. The Board reviewed the services to be provided by SSGA FM, the backgrounds of the investment professionals proposed to service the Fund, SSGA’s consulting work for LIAC with respect to the managed volatility overlay for the Fund and the reputation, resources and investment approach of SSGA FM. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board concluded that the services to be provided by SSGA FM were expected to be satisfactory.

Performance. With respect to performance, the Board considered that SSGA has served as a risk management consultant to LIAC with respect to the managed volatility overlay for the Fund and that the Board received quarterly performance information from LIAC and also from Morningstar, Inc. as part of the annual contract renewal process. The Board concluded that the services to be provided by SSGA FM were expected to be acceptable.

Sub-Advisory Fee and Economies of Scale. The Board reviewed the proposed sub-advisory fee schedule and noted SSGA FM’s statement that it does not sub-advise any portfolios with similar investment objectives. The Board considered that the sub-advisory fee schedule was negotiated between LIAC and SSGA FM, an unaffiliated third party and that LIAC would compensate SSGA FM from its fees. The Board concluded that the proposed sub-advisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered that the sub-advisory fee schedule was negotiated between LIAC and SSGA FM, an unaffiliated third party, and that LIAC would compensate SSGA FM from its fees. The Board reviewed materials provided by SSGA FM as to any additional benefits it receives and noted that SSGA FM indicated that it indirectly benefits from association with the Fund in the marketplace.

Overall Conclusions

Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Sub-Advisory Agreement are fair and reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the Fund.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–15

LVIP SSGA International Index Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2016

LVIP SSGA International Index Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA International Index Fund

Disclosure

      OF FUND EXPENSES (unaudited)

For the Period January 1, 2016 to June 30, 2016

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) Fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*

Actual
Standard Class Shares	$1,000.00	$965.90	0.41%	$2.00
Service Class Shares	1,000.00	964.70	0.66%	3.22

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.82	0.41%	$2.06
Service Class Shares	1,000.00	1,021.58	0.66%	3.32

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP SSGA International Index Fund—1

LVIP SSGA International Index Fund

Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)

As of June 30, 2016

Security Type/Country	Percentage of Net Assets
Common Stock	97.76%
Australia	7.18%
Austria	0.17%
Belgium	1.48%
China	0.01%
Denmark	1.93%
Finland	0.97%
France	9.32%
Germany	7.97%
Hong Kong	3.29%
Ireland	0.68%
Israel	0.74%
Italy	1.87%
Japan	22.90%
Netherlands	4.00%
New Zealand	0.20%
Norway	0.64%
Portugal	0.14%
Singapore	1.33%
South Africa	0.04%
Spain	2.87%
Sweden	2.76%
Switzerland	9.34%
United Kingdom	17.93%
Preferred Stock	0.51%
Rights	0.01%
Money Market Fund	0.72%
Total Value of Securities	99.00%
Receivables and Other Assets Net of Liabilities	1.00%
Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of Net Assets
Aerospace & Defense	1.05%
Air Freight & Logistics	0.37%
Airlines	0.24%
Auto Components	1.15%
Automobiles	3.34%
Banks	10.25%
Beverages	2.91%
Biotechnology	1.07%
Building Products	0.57%
Capital Markets	1.47%
Chemicals	3.50%
Commercial Services & Supplies	0.62%
Communications Equipment	0.48%
Construction & Engineering	0.89%

Sector	Percentage of Net Assets
Construction Materials	0.61%
Consumer Finance	0.09%
Containers & Packaging	0.15%
Distributors	0.02%
Diversified Consumer Services	0.01%
Diversified Financial Services	1.22%
Diversified Telecommunication Services	3.09%
Electric Utilities	1.82%
Electrical Equipment	1.30%
Electronic Equipment, Instruments & Components	1.16%
Energy Equipment & Services	0.16%
Food & Staples Retailing	1.70%
Food Products	3.52%
Gas Utilities	0.58%
Health Care Equipment & Supplies	1.05%
Health Care Providers & Services	0.71%
Health Care Technology	0.05%
Hotels, Restaurants & Leisure	1.30%
Household Durables	1.03%
Household Products	1.04%
Independent Power & Renewable Electricity Producers	0.05%
Industrial Conglomerates	1.57%
Insurance	5.04%
Internet & Catalog Retail	0.13%
Internet Software & Services	0.18%
IT Services	0.61%
Leisure Products	0.20%
Life Sciences Tools & Services	0.29%
Machinery	2.34%
Marine	0.23%
Media	1.79%
Metals & Mining	2.28%
Multiline Retail	0.33%
Multi-Utilities	1.25%
Oil, Gas & Consumable Fuels	4.95%
Paper & Forest Products	0.22%
Personal Products	1.97%
Pharmaceuticals	9.10%
Professional Services	0.66%
Real Estate Investment Trusts	1.96%
Real Estate Management & Development	2.01%
Road & Rail	1.36%
Semiconductors & Semiconductor Equipment	0.98%
Software	1.23%
Specialty Retail	1.03%
Technology Hardware, Storage & Peripherals	0.61%
Textiles, Apparel & Luxury Goods	1.56%
Tobacco	1.86%
Trading Companies & Distributors	1.19%
Transportation Infrastructure	0.63%

LVIP SSGA International Index Fund—2

LVIP SSGA International Index Fund

Security Type/Country and Sector Allocations and Top 10 Equity Holdings (continued)

Sector	Percentage of Net Assets
Water Utilities	0.15%
Wireless Telecommunication Services	2.00%
Total	98.28%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Nestle	2.06%
Novartis	1.56%
Roche Holding	1.54%
Toyota Motor	1.10%
HSBC Holdings	1.02%
British American Tobacco	1.01%
Royal Dutch Shell Class A	0.96%
BP	0.90%
TOTAL	0.90%
Anheuser-Busch InBev	0.88%
Total	11.93%

IT–Information Technology

LVIP SSGA International Index Fund—3

LVIP SSGA International Index Fund

Statement of Net Assets

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–97.76%
Australia–7.18%
AGL Energy	120,964	$1,756,774
Alumina	468,716	460,734
Amcor	211,257	2,375,289
AMP	553,041	2,155,316
APA Group	208,320	1,448,941
Aristocrat Leisure	93,145	968,992
Asciano	124,214	824,133
ASX	33,852	1,165,545
Aurizon Holdings	441,176	1,600,714
AusNet Services	266,873	328,686
Australia & New Zealand Banking Group	546,651	9,960,008
Bank of Queensland	90,905	725,263
Bendigo & Adelaide Bank	75,933	549,792
BHP Billiton	600,927	8,374,660
Boral	130,004	610,346
Brambles	288,768	2,696,051
Caltex Australia	51,069	1,231,272
Challenger	110,690	723,164
CIMIC Group	17,957	484,797
Coca-Cola Amatil	104,489	645,011
Cochlear	9,787	892,960
Commonwealth Bank of Australia	321,272	18,033,055
Computershare	76,199	526,909
Crown Resorts	59,112	562,243
CSL	86,459	7,291,310
Dexus Property Group	168,997	1,146,753
Domino’s Pizza Enterprises	10,560	543,391
DUET Group	450,982	845,864
Flight Centre Travel Group	8,399	199,816
Fortescue Metals Group	243,687	652,117
Goodman Group	319,093	1,711,459
GPT Group	384,790	1,564,806
†@=GPT Group In-Specie	160,069	0
Harvey Norman Holdings	112,540	391,593
Healthscope	409,322	880,833
Incitec Pivot	288,379	647,789
Insurance Australia Group	485,234	1,998,809
James Hardie Industries CDI	88,731	1,374,210
LendLease Group	95,238	904,681
Macquarie Group	60,461	3,147,265
Medibank Pvt	527,768	1,170,357
Mirvac Group	820,320	1,247,580
National Australia Bank	494,098	9,486,397
†Newcrest Mining	143,432	2,485,941
Oil Search	266,255	1,344,472
Orica	87,186	811,049
Origin Energy	368,835	1,611,487
Platinum Asset Management	40,363	175,300
Qantas Airways	88,434	187,332
QBE Insurance Group	278,027	2,196,303
Ramsay Health Care	26,696	1,442,799

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Australia (continued)
REA Group	8,246	$370,062
Rio Tinto	85,597	2,960,850
Santos	277,924	983,792
Scentre Group	980,146	3,630,421
SEEK	55,169	633,320
Sonic Healthcare	83,995	1,362,157
†South32	560,274	657,082
†South32	368,248	440,024
Stockland	461,051	1,634,657
Suncorp Group	262,253	2,404,839
Sydney Airport	239,685	1,251,550
Tabcorp Holdings	157,922	544,005
Tatts Group	245,023	705,111
Telstra	786,447	3,287,139
TPG Telecom	75,861	680,235
Transurban Group	374,405	3,372,179
Treasury Wine Estates	143,353	996,142
Vicinity Centres	648,595	1,618,147
=Vocus Communications	109,131	693,442
Wesfarmers	217,826	6,568,954
Westfield	361,570	2,904,376
Westpac Banking	626,706	13,897,549
Woodside Petroleum	135,708	2,751,785
Woolworths	234,547	3,689,086

		162,597,272

Austria–0.17%
ANDRITZ	13,432	636,907
Erste Group Bank	57,792	1,315,807
=IMMOEAST	13,053	0
OMV	33,207	933,472
†Raiffeisen Bank International	19,247	243,137
voestalpine	18,936	637,296

		3,766,619

Belgium–1.48%
Ageas	37,789	1,313,518
Anheuser-Busch InBev	151,346	20,013,456
Colruyt	11,289	624,710
Delhaize Group	19,434	2,052,898
Groupe Bruxelles Lambert	15,148	1,242,223
†KBC Group	50,425	2,479,947
Proximus SADP	32,355	1,028,193
Solvay Class A	13,770	1,286,227
†Telenet Group Holding	13,118	599,839
UCB	25,888	1,943,862
Umicore	16,260	839,898

		33,424,771

☐China–0.01%
Yangzijiang Shipbuilding Holdings	294,000	197,188

		197,188

LVIP SSGA International Index Fund—4

LVIP SSGA International Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Denmark–1.93%
AP Moeller - Maersk Class A	810	$1,020,892
AP Moeller - Maersk Class B	1,170	1,528,201
Carlsberg Class B	19,275	1,838,989
Chr Hansen Holding	19,213	1,261,820
Coloplast Class B	24,283	1,817,695
Danske Bank	130,301	3,429,572
DSV	36,826	1,548,465
†Genmab	10,466	1,908,446
ISS	29,033	1,091,940
Novo Nordisk Class B	349,390	18,815,664
Novozymes Class B	44,811	2,151,864
Pandora	22,318	3,039,699
TDC	153,000	749,772
Tryg	16,350	292,739
Vestas Wind Systems	41,063	2,791,030
†William Demant Holding	19,495	379,486

		43,666,274

Finland–0.97%
Elisa	25,308	972,414
Fortum	92,610	1,487,913
Kone Class B	61,733	2,849,000
Metso	28,365	666,858
Neste	23,689	849,462
Nokia	825,094	4,699,273
Nokia Oyj	290,364	1,634,401
Nokian Renkaat	19,229	689,204
Orion Class B	16,843	654,010
Sampo Class A	82,479	3,373,087
Stora Enso Class R	118,253	951,000
UPM-Kymmene	109,992	2,020,638
Wartsila	28,764	1,173,608

		22,020,868

France–9.32%
Accor	33,632	1,288,649
Aeroports de Paris	6,640	727,549
Air Liquide	66,694	6,948,291
Airbus Group	114,047	6,537,167
†Alstom	29,964	691,825
Arkema	13,177	1,007,418
Atos	17,163	1,415,071
AXA	363,271	7,182,818
BNP Paribas	198,570	8,708,392
Bollore	175,057	589,332
Bouygues	44,548	1,276,225
Bureau Veritas	50,866	1,067,934
Cap Gemini	31,007	2,675,681
Carrefour	101,366	2,493,162
Casino Guichard Perrachon	8,803	488,641
Christian Dior	9,766	1,564,433
Cie de Saint-Gobain	88,080	3,338,725

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
France (continued)
Cie Generale des Etablissements Michelin	33,520	$3,158,946
CNP Assurances	27,678	408,355
Credit Agricole	208,477	1,752,652
Danone	110,167	7,709,777
Dassault Systemes	23,272	1,754,616
Edenred	34,384	704,050
Eiffage	10,346	735,498
Electricite de France	47,707	578,458
Engie	270,576	4,344,547
Essilor International	39,615	5,206,564
Eurazeo	6,240	370,193
Eutelsat Communications	37,881	715,007
Fonciere Des Regions	7,556	667,846
Gecina	7,061	956,400
Groupe Eurotunnel	98,043	1,035,599
Hermes International	4,881	1,819,531
ICADE	5,292	371,871
Iliad	5,154	1,040,408
Imerys	5,370	342,638
Ingenico Group	9,830	1,139,346
JCDecaux	16,700	563,071
Kering	13,796	2,220,908
Klepierre	39,647	1,749,434
Lagardere	28,268	614,887
Legrand	53,637	2,745,750
L’Oreal	47,421	9,078,912
LVMH Moet Hennessy Louis Vuitton	52,173	7,864,284
Natixis	171,606	645,731
Numericable-SFR	25,589	639,465
Orange	384,506	6,252,263
Pernod Ricard	39,313	4,352,593
†Peugeot	94,157	1,128,574
Publicis Groupe	38,146	2,552,060
Remy Cointreau	3,794	326,592
Renault	35,342	2,668,234
Rexel	60,653	762,553
Safran	57,808	3,892,895
Sanofi	221,088	18,368,595
Schneider Electric	108,103	6,306,805
SCOR	30,627	905,489
SES FDR	65,835	1,409,366
Societe BIC	6,223	876,786
Societe Generale	142,490	4,457,929
Sodexo	19,513	2,090,417
STMicroelectronics	123,283	719,776
Suez	63,390	988,727
Technip	21,169	1,145,772
Thales	21,829	1,812,773
TOTAL	422,874	20,279,357
Unibail-Rodamco	18,992	4,913,118
Valeo	43,302	1,922,353

LVIP SSGA International Index Fund—5

LVIP SSGA International Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
France (continued)
Veolia Environnement	81,238	$1,754,304
Vinci	93,486	6,597,014
Vivendi	222,813	4,168,546
Wendel	4,961	512,886
Zodiac Aerospace	34,874	813,557

		210,915,391

Germany–7.97%
adidas	34,920	5,012,740
Allianz	85,845	12,246,430
Axel Springer	6,481	340,276
BASF	172,516	13,228,311
Bayer	155,481	15,615,720
Bayerische Motoren Werke	63,783	4,641,815
Beiersdorf	18,583	1,759,337
Brenntag	34,031	1,648,528
Commerzbank	216,629	1,410,765
Continental	20,368	3,854,170
#Covestro 144A	11,960	532,703
Daimler	180,700	10,812,788
†Deutsche Bank	264,736	3,659,477
Deutsche Boerse	35,459	2,913,126
Deutsche Lufthansa	55,272	649,862
Deutsche Post	180,373	5,081,560
Deutsche Telekom	604,491	10,307,946
Deutsche Wohnen	61,036	2,078,159
E.ON	369,646	3,731,509
Evonik Industries	24,763	738,150
Fraport Frankfurt Airport Services Worldwide	6,547	350,532
Fresenius	76,163	5,596,269
Fresenius Medical Care	40,342	3,514,048
GEA Group	32,686	1,542,824
Hannover Rueck	11,597	1,215,104
HeidelbergCement	25,568	1,926,090
Henkel	18,782	2,031,610
HOCHTIEF	3,454	445,949
HUGO BOSS	12,561	714,119
Infineon Technologies	207,794	3,008,112
K+S	39,878	816,391
LANXESS	17,878	784,360
Linde	35,790	4,986,858
MAN	6,236	636,441
Merck	23,535	2,392,169
METRO	31,210	959,898
Muenchener Rueckversicherungs- Gesellschaft in Muenchen Class R	32,211	5,401,625
OSRAM Licht	17,561	912,415
ProSiebenSat.1 Media	40,756	1,782,752
†QIAGEN	44,456	968,797
RTL Group	9,289	758,623
†RWE	86,364	1,375,364

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Germany (continued)
SAP	184,704	$13,872,225
Siemens	143,810	14,757,955
Symrise	26,033	1,775,741
Telefonica Deutschland Holding	131,416	541,314
thyssenkrupp	76,387	1,535,406
United Internet	25,977	1,079,837
Volkswagen	6,585	872,926
Vonovia	85,567	3,124,391
#†Zalando 144A	16,782	444,160

		180,387,677

■Hong Kong–3.29%
AIA Group	2,262,800	13,607,857
ASM Pacific Technology	34,000	244,475
Bank of East Asia	212,355	821,219
BOC Hong Kong Holdings	754,000	2,272,069
Cathay Pacific Airways	188,000	275,808
Cheung Kong Infrastructure Holdings	126,000	1,086,380
Cheung Kong Property Holdings	496,240	3,126,636
CK Hutchison Holdings	503,160	5,534,992
CLP Holdings	323,000	3,299,506
First Pacific	369,750	268,436
Galaxy Entertainment Group	414,000	1,238,696
Hang Lung Properties	388,000	783,876
Hang Seng Bank	154,600	2,651,825
Henderson Land Development	238,575	1,347,652
#HK Electric Investments 144A	515,027	480,581
HKT Trust	626,592	902,966
Hong Kong & China Gas	1,405,471	2,568,105
Hong Kong Exchanges and Clearing	213,349	5,198,369
Hongkong Land Holdings	223,000	1,364,819
Hysan Development	120,850	538,933
Jardine Matheson Holdings	48,000	2,806,258
Kerry Properties	101,531	251,372
Li & Fung	1,312,000	636,183
Link REIT	410,715	2,808,554
Melco Crown Entertainment ADR	18,484	232,529
MGM China Holdings	135,995	177,569
MTR	308,071	1,562,919
New World Development	1,219,388	1,241,782
NWS Holdings	291,809	461,894
PCCW	636,596	427,761
Power Assets Holdings	253,000	2,326,214
Sands China	499,868	1,691,511
Shangri-La Asia	254,166	255,183
Sino Land	595,996	981,299
SJM Holdings	287,591	176,091
Sun Hung Kai Properties	285,005	3,439,694
Swire Pacific Class A	117,000	1,322,244
Swire Properties	261,361	696,371
Techtronic Industries	269,000	1,123,344
#WH Group 144A	1,166,139	923,576

LVIP SSGA International Index Fund—6

LVIP SSGA International Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
■Hong Kong (continued)
Wharf Holdings	268,000	$1,635,477
Wheelock	155,000	728,135
Wynn Macau	271,153	392,923
Yue Yuen Industrial Holdings	118,500	469,653

		74,381,736

Ireland–0.68%
†@=Anglo Irish Bank	3,965	0
†Bank of Ireland	5,615,268	1,157,590
CRH	152,652	4,448,334
Kerry Group Class A	29,883	2,650,287
Paddy Power Betfair	15,801	1,660,628
Ryanair Holdings ADR	6,300	438,102
WPP	240,824	5,019,112

		15,374,053

Israel–0.74%
Azrieli Group	6,290	267,478
Bank Hapoalim	182,788	920,866
†Bank Leumi Le-Israel	297,767	1,045,508
Bezeq The Israeli Telecommunication	354,913	703,058
†Check Point Software Technologies	25,483	2,030,485
Israel Chemicals	104,489	407,097
Mizrahi Tefahot Bank	17,430	200,982
†Mobileye	32,999	1,522,574
NICE Systems	11,008	700,472
†Taro Pharmaceutical Industries	1,467	213,595
Teva Pharmaceutical Industries	172,109	8,710,477

		16,722,592

Italy–1.87%
Assicurazioni Generali	214,471	2,529,125
Atlantia	84,183	2,103,308
Enel	1,422,012	6,312,949
Eni	475,253	7,654,982
EXOR	21,295	786,116
Ferrari	21,087	865,671
Fiat Chrysler Automobiles	166,585	1,025,407
Intesa Sanpaolo	2,451,978	4,670,311
Intesa Sanpaolo RSP	202,428	362,385
†Leonardo-Finmeccanica	88,350	893,455
Luxottica Group	34,359	1,674,577
Mediobanca	113,127	651,815
#Poste Italiane Spa 144A	93,206	618,882
Prysmian	33,255	729,919
†Saipem	1,526,238	610,235
Snam	481,078	2,876,091
†Telecom Italia	1,870,878	1,536,570
Telecom Italia RSP	1,266,912	815,104
Tenaris	85,654	1,237,967
Terna Rete Elettrica Nazionale	283,703	1,578,836
UniCredit	990,745	2,178,900
Unione di Banche Italiane SCpA	170,261	470,185

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Italy (continued)
UnipolSai	165,713	$250,081

		42,432,871

Japan–22.90%
ABC-Mart	4,800	322,136
†Acom	83,400	404,035
Aeon	121,100	1,880,268
AEON Financial Service	19,500	422,232
Aeon Mall	16,390	214,447
Air Water	24,000	353,132
Aisin Seiki	36,500	1,486,765
Ajinomoto	100,900	2,377,301
Alfresa Holdings	29,600	618,406
Alps Electric	30,600	581,348
Amada Holdings	72,900	740,091
ANA Holdings	199,000	567,072
Aozora Bank	189,000	655,639
Asahi Glass	218,000	1,183,063
Asahi Group Holdings	70,400	2,276,370
Asahi Kasei	225,000	1,565,783
Asics	29,200	493,331
Astellas Pharma	407,300	6,387,418
Bandai Namco Holdings	38,800	1,001,293
Bank of Kyoto	61,000	374,156
Benesse Holdings	10,300	241,800
Bridgestone	120,300	3,866,074
Brother Industries	58,700	629,636
Calbee	12,400	518,766
Canon	206,100	5,884,198
Casio Computer	39,300	565,929
Central Japan Railway	26,800	4,766,744
Chiba Bank	128,000	604,897
Chubu Electric Power	115,400	1,642,260
Chugai Pharmaceutical	42,700	1,521,752
Chugoku Bank	25,500	260,184
Chugoku Electric Power	64,500	819,998
†Concordia Financial Group	236,000	911,410
Credit Saison	24,400	409,883
†Cyberdyne	16,000	360,646
Dai Nippon Printing	94,000	1,047,624
Daicel	64,700	670,426
Daihatsu Motor	31,800	414,227
Dai-ichi Life Insurance	216,100	2,419,109
Daiichi Sankyo	118,300	2,874,112
Daikin Industries	43,200	3,630,734
Daito Trust Construction	12,900	2,094,475
Daiwa House Industry	107,500	3,156,953
Daiwa Securities Group	339,000	1,785,978
Denso	89,400	3,145,569
Dentsu	40,200	1,884,409
Don Quijote Holdings	21,600	802,715
East Japan Railway	64,400	5,968,163

LVIP SSGA International Index Fund—7

LVIP SSGA International Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Eisai	46,100	$2,574,044
Electric Power Development	28,300	659,341
FamilyMart	8,400	511,907
FANUC	37,800	6,149,049
Fast Retailing	10,600	2,845,893
Fuji Electric	83,000	345,573
Fuji Heavy Industries	108,500	3,729,513
FUJIFILM Holdings	83,200	3,228,195
Fujitsu	383,000	1,408,413
Fukuoka Financial Group	136,000	448,426
GungHo Online Entertainment	59,000	159,869
Hachijuni Bank	58,000	252,606
Hakuhodo DY Holdings	32,700	391,936
Hamamatsu Photonics	25,800	723,925
Hankyu Hanshin Holdings	223,000	1,662,810
Hikari Tsushin	2,400	201,056
Hino Motors	47,200	470,110
Hirose Electric	5,040	619,748
Hiroshima Bank	75,000	250,603
Hisamitsu Pharmaceutical	8,900	513,187
Hitachi	894,000	3,745,731
Hitachi Chemical	21,400	399,675
Hitachi Construction Machinery	14,900	217,481
Hitachi High-Technologies	9,200	251,784
Hitachi Metals	34,000	345,412
Hokuriku Electric Power	42,200	522,907
Honda Motor	304,900	7,648,497
Hoshizaki Electric	7,700	753,785
Hoya	76,300	2,725,130
Hulic	62,200	655,438
Idemitsu Kosan	14,400	312,625
IHI	260,000	700,828
Iida Group Holdings	25,000	511,977
Inpex	168,500	1,317,771
Isetan Mitsukoshi Holdings	68,300	607,925
Isuzu Motors	110,500	1,361,026
ITOCHU	285,000	3,486,466
Iyo Bank	38,000	232,737
J Front Retailing	43,000	445,839
Japan Airlines	28,000	900,833
Japan Airport Terminal	7,300	264,853
Japan Exchange Group	93,100	1,071,905
Japan Post Bank	79,000	928,933
Japan Post Holdings	88,000	1,070,554
Japan Prime Realty Investment	192	823,903
Japan Real Estate Investment	232	1,432,966
Japan Retail Fund Investment	528	1,348,231
Japan Tobacco	205,800	8,294,194
JFE Holdings	91,900	1,198,854
JGC	50,000	715,781
Joyo Bank	119,000	444,873
JSR	31,300	414,510

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
JTEKT	50,700	$574,658
JX Holdings	387,810	1,513,747
Kajima	170,000	1,180,944
Kakaku.com	22,800	453,029
Kamigumi	41,000	378,956
Kaneka	43,000	286,907
†Kansai Electric Power	132,000	1,285,581
Kansai Paint	36,800	742,980
Kao	93,700	5,457,290
Kawasaki Heavy Industries	244,000	687,993
KDDI	353,000	10,734,637
Keihan Electric Railway	102,000	706,794
Keikyu	79,000	794,984
Keio	126,000	1,188,541
Keisei Electric Railway	63,000	812,056
Keyence	8,444	5,761,582
Kikkoman	30,000	1,107,000
Kintetsu Group Holdings	353,000	1,510,642
Kirin Holdings	154,900	2,612,570
Kobe Steel	596,000	489,837
Koito Manufacturing	21,100	971,538
Komatsu	169,600	2,946,236
Konami Holdings	15,200	579,878
Konica Minolta	98,900	720,443
Kose	5,400	457,595
Kubota	200,100	2,706,418
Kuraray	75,500	900,827
Kurita Water Industries	16,000	356,668
Kyocera	58,800	2,797,870
Kyowa Hakko Kirin	54,600	931,245
Kyushu Electric Power	84,700	849,491
Kyushu Financial Group	68,000	337,050
Lawson	11,200	894,150
LIXIL Group	50,900	835,872
M3	35,600	1,242,439
Mabuchi Motor	9,800	415,076
Makita	23,200	1,540,412
Marubeni	313,100	1,414,503
Marui Group	39,100	526,360
Maruichi Steel Tube	7,000	244,651
Mazda Motor	102,300	1,353,765
McDonald’s Holdings	13,100	355,832
Medipal Holdings	20,600	338,681
MEIJI Holdings	22,168	2,277,880
Minebea	60,000	407,634
Miraca Holdings	8,200	355,618
Mitsubishi	280,600	4,940,618
Mitsubishi Chemical Holdings	254,300	1,165,709
Mitsubishi Electric	358,000	4,273,932
Mitsubishi Estate	232,000	4,255,528
Mitsubishi Gas Chemical	61,000	318,232
Mitsubishi Heavy Industries	614,000	2,469,030

LVIP SSGA International Index Fund—8

LVIP SSGA International Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Mitsubishi Logistics	25,000	$349,758
Mitsubishi Materials	268,000	641,688
Mitsubishi Motors	121,700	561,808
Mitsubishi Tanabe Pharma	39,700	717,307
Mitsubishi UFJ Financial Group	2,393,100	10,727,917
Mitsubishi UFJ Lease & Finance	127,300	489,160
Mitsui	315,100	3,761,404
Mitsui Chemicals	129,000	474,044
Mitsui Fudosan	171,000	3,924,584
Mitsui OSK Lines	258,000	548,638
Mixi	8,300	343,167
Mizuho Financial Group	4,581,320	6,592,789
MS&AD Insurance Group Holdings	101,954	2,641,641
Murata Manufacturing	35,400	3,968,859
Nabtesco	22,000	524,924
Nagoya Railroad	184,000	1,036,736
NEC	484,000	1,127,654
Nexon	30,200	446,961
NGK Insulators	51,000	1,031,080
NGK Spark Plug	30,000	452,843
NH Foods	34,000	832,796
NHK Spring	23,500	190,723
Nidec	47,200	3,593,007
Nikon	69,100	935,601
Nintendo	21,200	3,046,423
Nippon Building Fund	251	1,546,170
Nippon Electric Glass	61,000	254,644
Nippon Express	166,000	758,573
Nippon Paint Holdings	30,000	741,653
Nippon Prologis REIT	358	874,585
Nippon Steel & Sumitomo Metal	153,122	2,964,386
Nippon Telegraph & Telephone	133,600	6,265,161
Nippon Yusen	352,000	619,251
Nissan Motor	460,900	4,113,219
Nisshin Seifun Group	31,765	510,619
Nissin Foods Holdings	13,800	753,631
Nitori Holdings	14,400	1,746,491
Nitto Denko	33,700	2,137,733
NOK	14,100	239,779
Nomura Holdings	725,000	2,578,505
Nomura Real Estate Holdings	25,100	438,601
Nomura Real Estate Master Fund	690	1,090,763
Nomura Research Institute	25,190	923,851
NSK	90,000	658,794
NTT Data	24,900	1,175,987
NTT DOCOMO	277,100	7,472,985
NTT Urban Development	13,800	148,359
Obayashi	113,700	1,210,553
Obic	12,600	693,584
Odakyu Electric Railway	103,000	1,207,772
Oji Holdings	181,000	694,861
Olympus	56,300	2,102,332

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Omron	33,500	$1,093,466
Ono Pharmaceutical	78,600	3,423,900
Oracle Japan	5,900	314,606
Oriental Land	40,800	2,641,775
ORIX	243,600	3,152,298
Osaka Gas	391,000	1,503,196
Otsuka	13,100	612,574
Otsuka Holdings	71,700	3,304,143
Panasonic	407,400	3,505,082
Park24	17,800	611,687
Pola Orbis Holdings	3,500	329,386
Rakuten	172,200	1,868,945
Recruit Holdings	55,000	2,009,377
Resona Holdings	392,900	1,436,015
Ricoh	136,800	1,185,849
Rinnai	5,400	477,160
Rohm	18,800	742,038
Ryohin Keikaku	4,100	999,160
Sankyo	7,600	284,947
Santen Pharmaceutical	72,100	1,133,209
SBI Holdings	44,870	446,821
Secom	38,500	2,846,413
Sega Sammy Holdings	31,700	341,412
Seibu Holdings	30,000	508,119
Seiko Epson	60,700	973,120
Sekisui Chemical	82,000	1,010,306
Sekisui House	108,900	1,907,066
Seven & i Holdings	145,700	6,108,926
Seven Bank	91,400	283,698
Shikoku Electric Power	27,900	330,486
Shimadzu	39,000	586,298
Shimamura	3,500	520,754
Shimano	13,800	2,109,986
Shimizu	118,000	1,105,543
Shin-Etsu Chemical	74,500	4,364,843
Shinsei Bank	369,000	537,626
Shionogi	56,600	3,094,100
Shiseido	68,700	1,790,168
Shizuoka Bank	104,000	732,432
Showa Shell Sekiyu	36,300	338,812
SMC	10,900	2,681,685
SoftBank Group	180,000	10,179,373
Sohgo Security Services	11,900	588,277
Sompo Japan Nipponkoa Holdings	71,975	1,915,413
Sony	244,500	7,203,454
Sony Financial Holdings	36,800	416,093
Stanley Electric	30,300	647,096
Start Today	9,800	518,015
Sumitomo	228,900	2,307,289
Sumitomo Chemical	278,000	1,147,045
Sumitomo Dainippon Pharma	22,500	389,988
Sumitomo Electric Industries	140,200	1,855,609

LVIP SSGA International Index Fund—9

LVIP SSGA International Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Sumitomo Heavy Industries	140,000	$615,006
Sumitomo Metal Mining	104,000	1,057,928
Sumitomo Mitsui Financial Group	251,100	7,250,527
Sumitomo Mitsui Trust Holdings	672,460	2,188,059
Sumitomo Realty & Development	73,000	1,979,568
Sumitomo Rubber Industries	43,000	575,680
Sundrug	6,300	591,538
Suntory Beverage & Food	26,800	1,212,730
Suruga Bank	29,100	657,635
Suzuken Aichi	19,250	605,918
Suzuki Motor	74,100	2,006,475
Sysmex	31,700	2,182,814
T&D Holdings	107,900	916,290
Taiheiyo Cement	198,000	468,976
Taisei	192,000	1,577,606
Taisho Pharmaceutical Holdings	4,800	505,104
Taiyo Nippon Sanso	34,000	312,493
Takashimaya	42,000	300,827
Takeda Pharmaceutical	132,300	5,705,859
TDK	25,600	1,432,993
Teijin	220,000	728,981
Terumo	65,600	2,799,504
THK	31,300	533,490
Tobu Railway	167,000	916,584
Toho Gas	60,000	490,963
Toho Tokyo	27,900	772,589
Tohoku Electric Power	86,900	1,096,724
Tokio Marine Holdings	130,700	4,351,145
†Tokyo Electric Power Holdings	273,200	1,157,013
Tokyo Electron	30,500	2,577,515
Tokyo Gas	372,000	1,535,899
Tokyo Tatemono	32,000	383,753
Tokyu	218,000	1,913,973
Tokyu Fudosan Holdings	103,800	647,563
TonenGeneral Sekiyu	65,000	592,119
Toppan Printing	89,000	765,287
Toray Industries	298,000	2,542,803
†Toshiba	818,000	2,228,234
TOTO	31,400	1,254,720
Toyo Seikan Group Holdings	35,600	680,247
Toyo Suisan Kaisha	21,300	863,993
Toyoda Gosei	15,200	270,702
Toyota Industries	28,600	1,137,133
Toyota Motor	503,200	24,807,024
Toyota Tsusho	36,000	775,057
Trend Micro	18,500	661,633
Tsuruha Holdings	6,500	787,076
Unicharm	81,400	1,828,861
United Urban Investment	606	1,091,625
USS	37,900	626,358
West Japan Railway	29,700	1,882,187
Yahoo Japan	279,600	1,239,848

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Yakult Honsha	17,100	$888,741
Yamada Denki	149,900	791,295
Yamaguchi Financial Group	32,000	302,601
Yamaha	28,600	770,868
Yamaha Motor	56,700	864,942
Yamato Holdings	67,600	1,552,163
Yamazaki Baking	17,000	474,600
Yaskawa Electric	59,100	771,634
Yokogawa Electric	58,800	663,093
Yokohama Rubber	16,000	200,672

		518,229,165

Netherlands–4.00%
#ABN Amro Group CVA 144A	42,692	701,885
Aegon	365,592	1,448,595
†AerCap Holdings	31,996	1,074,746
Akzo Nobel	45,493	2,826,062
†Altice Class A	71,927	1,073,974
†Altice Class B-W/I	16,305	245,654
†ArcelorMittal	318,307	1,451,226
ASML Holding	68,723	6,764,971
Boskalis Westminster	15,767	538,012
CNH Industrial	212,183	1,539,102
Gemalto	14,967	906,760
Heineken	42,585	3,905,974
Heineken Holding	19,553	1,584,217
ING Groep CVA	724,225	7,492,769
Koninklijke Ahold	159,170	3,514,883
Koninklijke DSM	32,866	1,896,054
Koninklijke KPN	649,552	2,315,288
Koninklijke Philips	179,471	4,457,391
Koninklijke Vopak	11,600	577,442
NN Group	63,873	1,758,323
†NXP Semiconductors	54,582	4,275,954
†OCI	15,255	206,657
Randstad Holding	20,765	830,413
RELX	182,771	3,162,055
Royal Dutch Shell Class B	704,721	19,470,444
Unilever CVA	306,027	14,233,200
Wolters Kluwer	54,785	2,218,312

		90,470,363

New Zealand–0.20%
Auckland International Airport	168,953	785,950
Contact Energy	130,095	482,977
Fletcher Building	159,658	982,063
Meridian Energy	274,764	518,552
Mighty River Power	154,373	333,168
Ryman Healthcare	58,695	391,770
Spark New Zealand	417,153	1,060,256

		4,554,736

LVIP SSGA International Index Fund—10

LVIP SSGA International Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Norway–0.64%
DNB	197,618	$2,365,447
Gjensidige Forsikring	32,572	542,678
Marine Harvest	71,658	1,208,674
Norsk Hydro	250,639	917,547
Orkla	155,897	1,386,479
Schibsted	14,689	440,315
Schibsted Class B	17,312	495,297
Statoil	207,957	3,593,177
Telenor	151,396	2,506,061
Yara International	31,230	992,078

		14,447,753

Portugal–0.14%
EDP	410,717	1,257,440
Galp Energia	90,387	1,257,132
Jeronimo Martins	41,950	661,625

		3,176,197

Singapore–1.33%
Ascendas Real Estate Investment Trust	504,187	933,110
CapitaLand	485,000	1,113,550
CapitaLand Commercial Trust	294,000	323,365
CapitaLand Mall Trust	584,000	928,573
City Developments	63,000	382,841
ComfortDelGro	432,000	887,168
DBS Group Holdings	324,892	3,830,776
Genting Singapore	1,456,800	790,250
Global Logistic Properties	614,000	828,931
Golden Agri-Resources	1,199,480	313,845
Hutchison Port Holdings Trust	909,400	416,114
Jardine Cycle & Carriage	14,888	407,274
Keppel	252,815	1,042,940
†Noble Group	676,155	102,390
Oversea-Chinese Banking	569,855	3,705,218
Sembcorp Industries	151,000	319,768
Sembcorp Marine	131,000	152,438
Singapore Airlines	119,000	944,969
Singapore Exchange	175,000	996,854
Singapore Press Holdings	347,000	1,022,533
Singapore Technologies Engineering	256,000	602,596
Singapore Telecommunications	1,476,000	4,558,801
StarHub	118,000	332,959
Suntec Real Estate Investment Trust	451,000	595,939
United Overseas Bank	238,397	3,284,623
UOL Group	75,308	306,975
Wilmar International	434,000	1,056,488

		30,181,288

South Africa–0.04%
Mediclinic International	62,675	917,552

		917,552

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Spain–2.87%
Abertis Infraestructuras	96,951	$1,432,702
ACS Actividades de Construccion y Servicios	37,711	1,034,382
#Aena 144A	12,851	1,703,407
Amadeus IT Holding	80,990	3,568,318
Banco Bilbao Vizcaya Argentaria	1,215,537	6,964,363
Banco de Sabadell	951,380	1,259,870
Banco Popular Espanol	633,179	822,852
Banco Santander	2,709,486	10,514,643
Bankia	835,065	607,903
Bankinter	120,397	777,179
CaixaBank	549,141	1,210,292
Distribuidora Internacional de Alimentacion	136,635	797,524
Enagas	48,186	1,472,096
Endesa	66,548	1,335,318
Ferrovial	93,585	1,832,204
Gas Natural SDG	61,664	1,225,734
Grifols	58,698	1,333,406
Iberdrola	1,014,704	6,921,872
Industria de Diseno Textil	211,316	7,098,942
Mapfre	219,475	482,003
Red Electrica	19,445	1,737,484
Repsol	197,598	2,532,985
Telefonica	837,731	7,953,263
Zardoya Otis	25,718	242,863

		64,861,605

Sweden–2.76%
Alfa Laval	49,739	783,927
Assa Abloy Class B	185,103	3,792,936
Atlas Copco Class A	123,493	3,207,378
Atlas Copco Class B	80,409	1,905,880
Boliden	53,928	1,053,974
Electrolux Class B	50,300	1,371,422
Getinge Class B	35,029	723,209
Hennes & Mauritz Class B	183,202	5,389,952
Hexagon Class B	53,370	1,953,126
Husqvarna Class B	76,246	567,764
ICA Gruppen	14,943	500,817
Industrivarden Class C	25,640	417,150
Investor Class B	83,481	2,804,611
†Kinnevik Class B	43,919	1,049,868
†Lundin Petroleum	36,176	659,240
Millicom International Cellular SDR	14,382	882,182
Nordea Bank	586,216	4,973,250
Sandvik	218,537	2,187,977
Securitas Class B	53,264	822,280
Skandinaviska Enskilda Banken Class A	304,923	2,663,710
Skanska Class B	64,492	1,350,397
SKF Class B	82,698	1,325,068

LVIP SSGA International Index Fund—11

LVIP SSGA International Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Sweden (continued)
Svenska Cellulosa Class B	115,600	$3,714,305
Svenska Handelsbanken Class A	275,900	3,349,568
Swedbank Class A	167,109	3,509,805
Swedish Match	34,486	1,203,496
Tele2 Class B	49,952	438,546
Telefonaktiebolaget LM Ericsson Class B	583,982	4,486,474
Telia	524,364	2,483,114
Volvo Class B	283,530	2,816,677

		62,388,103

Switzerland–9.34%
†ABB	367,718	7,277,911
Actelion	18,883	3,179,852
Adecco	29,842	1,505,173
†Aryzta	18,855	696,803
Baloise Holding	10,554	1,175,508
†Barry Callebaut	344	423,550
Chocoladefabriken Lindt & Spruengli
Class R	20	1,429,268
Chocoladefabriken Lindt & Spruengli
PC	184	1,097,398
Cie Financiere Richemont Class A	100,904	5,906,386
†Credit Suisse Group	344,683	3,671,708
†Dufry	9,378	1,121,638
EMS-Chemie Holding	1,816	937,615
Galenica	758	1,021,845
Geberit	6,913	2,618,385
Givaudan	1,698	3,418,964
†Glencore	2,351,017	4,845,731
†Julius Baer Group	41,390	1,665,878
Kuehne + Nagel International Class R	10,068	1,410,624
†LafargeHolcim	87,050	3,641,957
†Lonza Group	11,031	1,832,379
Nestle	601,705	46,619,101
Novartis	429,140	35,420,594
Pargesa Holding Bearer Shares	4,834	319,620
Partners Group Holding	3,596	1,541,122
Roche Holding	132,506	34,965,660
Schindler Holding	4,023	732,132
Schindler Holding PC	7,877	1,426,115
SGS	1,025	2,348,020
Sika Bearer Shares	416	1,744,313
Sonova Holding	11,219	1,489,044
Swatch Group	6,269	1,824,291
Swatch Group Bearer Shares	11,832	677,591
Swiss Life Holding	5,704	1,318,182
Swiss Prime Site	12,045	1,090,418
Swiss Re	62,059	5,420,259
Swisscom	5,236	2,601,275
Syngenta	18,014	6,914,649
UBS Group	685,429	8,893,848

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Switzerland (continued)
†Zurich Insurance Group	29,132	$7,206,754

		211,431,561

United Kingdom–17.93%
3i Group	181,648	1,332,770
Aberdeen Asset Management	174,782	655,763
Admiral Group	41,278	1,122,352
Aggreko	48,532	830,044
Anglo American	282,904	2,773,094
Antofagasta	80,124	501,016
ARM Holdings	259,913	3,948,008
Ashtead Group	104,586	1,493,899
Associated British Foods	71,565	2,607,711
AstraZeneca	237,474	14,197,032
#Auto Trader Group Class WI 144A	217,981	1,030,458
Aviva	778,846	4,105,523
Babcock International Group	41,546	502,300
BAE Systems	585,798	4,100,916
Barclays	3,142,146	5,844,036
Barratt Developments	203,483	1,105,732
Berkeley Group Holdings	25,361	856,383
BHP Billiton	406,632	5,146,717
BP	3,478,631	20,362,230
British American Tobacco	351,024	22,756,552
British Land	198,392	1,610,803
BT Group	1,586,034	8,717,794
Bunzl	60,289	1,855,005
Burberry Group	91,399	1,421,751
Capita	134,893	1,738,166
Capital Shopping Centres Group	156,819	609,679
Carnival	33,928	1,505,039
Centrica	1,039,749	3,144,194
Cobham	365,943	770,981
Coca-Cola European Partners	43,938	1,574,467
Coca-Cola HBC	29,789	602,766
Compass Group	305,980	5,821,390
Croda International	25,041	1,051,168
DCC	16,953	1,491,858
Diageo	472,437	13,197,841
Direct Line Insurance Group	242,254	1,119,978
Dixons Carphone	189,776	814,532
easyJet	38,055	553,001
Experian	176,663	3,351,663
Fresnillo	36,441	802,485
G4S	301,072	737,735
GKN	301,284	1,089,279
GlaxoSmithKline	916,506	19,681,976
Hammerson	149,169	1,074,401
Hargreaves Lansdown	51,064	851,800
Hikma Pharmaceuticals	26,275	865,262
HSBC Holdings	3,708,318	22,975,085
ICAP	121,426	683,228

LVIP SSGA International Index Fund—12

LVIP SSGA International Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
IMI	52,372	$678,705
Imperial Tobacco Group	179,594	9,739,882
Inmarsat	85,313	919,407
Intercontinental Hotels Group	33,771	1,245,484
International Consolidated Airlines Group	102,223	506,995
International Consolidated Airlines Group	60,078	297,463
Intertek Group	30,680	1,429,483
Investec	120,039	746,134
ITV	655,356	1,571,331
Johnson Matthey	35,423	1,328,619
Kingfisher	413,877	1,777,637
Land Securities Group	159,451	2,218,838
Legal & General Group	1,097,520	2,809,758
Lloyds Banking Group	12,055,200	8,731,467
London Stock Exchange Group	56,855	1,931,846
Marks & Spencer Group	334,222	1,431,314
Meggitt	166,452	904,740
#Merlin Entertainments 144A	139,155	819,481
Mondi	75,922	1,421,448
National Grid	701,788	10,320,023
Next	29,177	1,927,896
Old Mutual	995,410	2,689,067
Pearson	165,705	2,155,511
Persimmon	54,990	1,066,349
Petrofac	57,908	601,931
Provident Financial	28,555	880,461
Prudential	481,593	8,172,108
Randgold Resources	16,696	1,873,583
Reckitt Benckiser Group	119,314	11,963,814
RELX	204,272	3,761,552
=Rexam	34,803	303,546
Rio Tinto	230,704	7,167,175
†Rolls-Royce Holdings	367,709	3,509,772
†Royal Bank of Scotland Group	650,794	1,474,800
Royal Dutch Shell Class A	792,478	21,765,541
Royal Mail	174,858	1,174,791
RSA Insurance Group	189,977	1,273,296
SABMiller	182,418	10,638,459
Sage Group	199,413	1,723,638
Sainsbury (J.)	260,765	812,333
Schroders	23,299	736,264
Segro	164,187	910,063
Severn Trent	44,502	1,452,066
Shire	168,183	10,394,132
Sky	207,708	2,360,279
Smith & Nephew	180,017	3,056,900
Smiths Group	76,336	1,179,636
SSE	192,786	4,012,485
St. James’s Place	92,031	970,539
Standard Chartered	608,127	4,613,845

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Standard Life	399,719	$1,577,035
Tate & Lyle	91,019	813,797
Taylor Wimpey	666,549	1,182,515
†Tesco	1,499,488	3,521,692
Travis Perkins	46,274	912,984
TUI Class DI	102,628	1,168,105
Unilever	240,716	11,533,945
United Utilities Group	141,571	1,962,221
Vodafone Group	4,993,974	15,225,924
Weir Group	42,786	826,346
Whitbread	36,806	1,722,126
William Hill	169,832	584,995
Wm Morrison Supermarkets	425,505	1,068,190
Wolseley	46,532	2,409,596
#†Worldpay Group 144A	214,879	782,095

		405,729,316

Total Common Stock (Cost $2,178,586,971)		2,212,274,951

ΔPREFERRED STOCK–0.51%
Germany–0.51%
Bayerische Motoren Werke 5.35%	12,748	812,642
FUCHS PETROLUB 2.27%	12,670	498,450
Henkel 1.33%	32,904	4,021,216
Porsche Automobil Holding 2.30%	31,297	1,446,606
Schaeffler 4.03%	27,682	365,638
Volkswagen 0.15%	35,763	4,331,627

Total Preferred Stock (Cost $13,043,432)		11,476,179

ΔRIGHTS–0.01%
Singapore–0.00%
†@Noble Group, expiration date 7/15/16	676,155	45,174

		45,174

Spain–0.01%
†ACS Actividades de Construccion y Servicios, expiration date 7/11/16	37,711	26,491
†Repsol, expiration date 7/1/16	197,598	64,250

		90,741

Total Rights (Cost $86,804)		135,915

LVIP SSGA International Index Fund—13

LVIP SSGA International Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–0.72%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	16,388,431	$16,388,431

Total Money Market Fund (Cost $16,388,431)		16,388,431

TOTAL VALUE OF SECURITIES–99.00% (Cost $2,208,105,638)	$2,240,275,476
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.00%	22,640,747

NET ASSETS APPLICABLE TO 281,395,675 SHARES OUTSTANDING–100.00%	$2,262,916,223

NET ASSET VALUE PER SHARE–LVIP SSGA INTERNATIONAL INDEX FUND STANDARD CLASS ($2,003,174,006 /249,074,593 Shares)	$8.042

NET ASSET VALUE PER SHARE–LVIP SSGA INTERNATIONAL INDEX FUND SERVICE CLASS ($259,742,217 /32,321,082 Shares)	$8.036

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$2,317,826,416
Undistributed net investment income	51,786,763
Accumulated net realized loss on investments	(137,896,180)
Net unrealized appreciation of investments and derivatives.	31,199,224

Total net assets	$2,262,916,223

#	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2016, the aggregate value of Rule 144A securities was $8,037,228, which represents 0.36% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 2.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

«	Includes $3,693,672 cash collateral held at broker for futures contracts, $1,107,274 payable for fund shares redeemed, $675,483 due to manager and affiliates, and $72 due to custodian as of June 30, 2016.

@	Illiquid security. At June 30, 2016, the aggregate value of illiquid securities was $45,174, which represents 0.00% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2016, the aggregate value of fair valued securities was $996,988, which represents 0.04% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

☐	Securities listed and traded on the Hong Kong Stock Exchange.

The following futures contract was outstanding at June 30, 2016:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)

527 E-mini MSCI EAFE Index	$42,997,332	$42,560,520	9/19/16	$(436,812)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

LVIP SSGA International Index Fund—14

LVIP SSGA International Index Fund

Statement of Net Assets (continued)

Summary of Abbreviations:

ADR–American Depositary Receipt

CDI–Chess Depository Interest

CVA–Dutch Certificate

FDR–Fiduciary Depositary Receipt

PC–Participation Certificate

REIT–Real Estate Investment Trust

RSP–Risparmio Italian Savings Shares

SCpA–Italian Consortium Joint-Stock Company

SDR–Special Drawing Right

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA International Index Fund—15

LVIP SSGA International Index Fund

Statement of Operations

Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME:
Dividends	$59,139,571
Foreign tax withheld	(5,202,071)

53,937,500

EXPENSES:
Management fees	4,738,622
Index fees	386,260
Distribution fees-Service Class	322,859
Accounting and administration expenses	298,010
Custodian fees.	94,108
Professional fees	74,198
Pricing fees	50,467
Reports and statements to shareholders	36,681
Trustees’ fees and expenses	31,698
Consulting fees	1,830
Other	14,047

6,048,780
Less management fees waived	(916,131)

Total operating expenses	5,132,649

NET INVESTMENT INCOME	48,804,851

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(59,647,566)
Foreign currencies	(13,599)
Foreign currency exchange contracts	479,118
Futures contracts	(2,368,436)

Net realized loss	(61,550,483)

Net change in unrealized appreciation (depreciation) of:
Investments	(67,517,501)
Foreign currencies	(236,849)
Futures contracts	(655,217)

Net change in unrealized appreciation (depreciation)	(68,409,567)

NET REALIZED AND UNREALIZED LOSS	(129,960,050)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(81,155,199)

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA International Index Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$48,804,851	$58,249,824
Net realized loss	(61,550,483)	(17,544,167)
Net change in unrealized appreciation (depreciation)	(68,409,567)	(78,508,834)

Net decrease in net assets resulting from operations	(81,155,199)	(37,803,177)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(57,007,876)
Service Class	—	(6,418,441)

	—	(63,426,317)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	188,950,163	561,499,408
Service Class	15,957,802	35,094,770
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	57,007,876
Service Class	—	6,418,441

	204,907,965	660,020,495

Cost of shares redeemed:
Standard Class	(287,767,647)	(213,686,793)
Service Class	(17,380,159)	(50,274,191)

	(305,147,806)	(263,960,984)

Increase (Decrease) in net assets derived from capital share transactions	(100,239,841)	396,059,511

NET INCREASE (DECREASE) IN NET ASSETS	(181,395,040)	294,830,017
NET ASSETS:
Beginning of period	2,444,311,263	2,149,481,246

End of period	$2,262,916,223	$2,444,311,263

Undistributed net investment income	$51,786,763	$2,981,912

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA International Index Fund–16

LVIP SSGA International Index Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA International Index Fund Standard Class
	Six Months Ended 6/30/16[1]			Year Ended
	(unaudited)	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$8.326	$8.657	$9.458	$7.942	$6.851	$7.932

Income (loss) from investment operations:
Net investment income[2]	0.164	0.222	0.300	0.202	0.206	0.201
Net realized and unrealized gain (loss)	(0.448)	(0.329)	(0.849)	1.461	1.031	(1.180)

Total from investment operations	(0.284)	(0.107)	(0.549)	1.663	1.237	(0.979)

Less dividends and distributions from:
Net investment income	—	(0.224)	(0.252)	(0.147)	(0.146)	(0.102)

Total dividends and distributions	—	(0.224)	(0.252)	(0.147)	(0.146)	(0.102)

Net asset value, end of period	$8.042	$8.326	$8.657	$9.458	$7.942	$6.851

Total return[3]	(3.41% )	(1.22% )	(5.84% )	20.98%	18.13%	(12.38% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,003,174	$2,173,659	$1,861,073	$1,552,699	$800,954	$497,414
Ratio of expenses to average net assets	0.41%	0.41%	0.43%	0.47%	0.50%	0.54%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.48%	0.48%	0.48%	0.51%	0.54%	0.58%
Ratio of net investment income to average net assets	4.14%	2.48%	3.18%	2.32%	2.80%	2.71%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.07%	2.41%	3.13%	2.28%	2.76%	2.67%
Portfolio turnover	7%	1%	2%	6%	11%	19%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA International Index Fund–17

LVIP SSGA International Index Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA International Index Fund Service Class
	Six Months Ended 6/30/16[1]	Year Ended
	(unaudited)	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$8.330	$8.660	$9.460	$7.944	$6.855	$7.934

Income (loss) from investment operations:
Net investment income[2]	0.154	0.200	0.276	0.180	0.187	0.189
Net realized and unrealized gain (loss)	(0.448)	(0.329)	(0.847)	1.461	1.030	(1.186)

Total from investment operations	(0.294)	(0.129)	(0.571)	1.641	1.217	(0.997)

Less dividends and distributions from:
Net investment income	—	(0.201)	(0.229)	(0.125)	(0.128)	(0.082)

Total dividends and distributions	—	(0.201)	(0.229)	(0.125)	(0.128)	(0.082)

Net asset value, end of period.	$8.036	$8.330	$8.660	$9.460	$7.944	$6.855

Total return[3]	(3.53% )	(1.46% )	(6.08% )	20.69%	17.82%	(12.59% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$259,742	$270,652	$288,408	$315,299	$217,638	$213,401
Ratio of expenses to average net assets	0.66%	0.66%	0.68%	0.72%	0.75%	0.79%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.73%	0.73%	0.73%	0.76%	0.79%	0.83%
Ratio of net investment income to average net assets	3.89%	2.23%	2.93%	2.07%	2.55%	2.46%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.82%	2.16%	2.88%	2.03%	2.51%	2.42%
Portfolio turnover	7%	1%	2%	6%	11%	19%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA International Index Fund–18

LVIP SSGA International Index Fund

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA International Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2016 and for all open tax years (years ended December 31, 2012–December 31, 2015), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2016, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate that portion of realized gains and losses on investments resulting from changes in foreign exchange rates from that which is due to changes in market prices. Both types of changes in gain (loss) are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date

LVIP SSGA International Index Fund–19

LVIP SSGA International Index Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addtion, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2016.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2016.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.40% of the average daily net assets of the Fund. Effective April 1, 2016, LIAC has contractually agreed to waive a portion of its advisory fee as follows: 0.052% of the first $1 billion of the average daily net assets of the Fund and 0.10% of the average daily net assets of the Fund in excess of $1 billion. Prior to April 1, 2016, the waiver amount was 0.03% of the first $500 million of average daily net assets of the Fund; 0.05% of the next $500 million and 0.10% of the average daily net assets of the Fund in excess of $1 billion. This agreement will continue at least through April 30, 2017 and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2016, costs for these administrative and legal services were as follows:

Administrative	$62,835
Legal	17,284

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $23,055 for the six months ended June 30, 2016.

The Fund offers Standard Class and Service Class shares. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual distribution and/or service fee (“12b-1 Fee”) at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the 12b-1 Fee is limited to 0.25% of average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

LVIP SSGA International Index Fund–20

LVIP SSGA International Index Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

At June 30, 2016, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$618,199
Distribution fees payable to LFD	53,823
Printing and mailing fees payable to Lincoln Life	3,461

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$160,805,288
Sales	210,539,717

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$2,208,105,638

Aggregate unrealized appreciation	$420,829,351
Aggregate unrealized depreciation	(388,659,513)

Net unrealized appreciation	$32,169,838

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

As of December 31, 2015, the Fund had the following capital loss carryforwards for federal income tax purposes:

Pre-Enactment Short-Term Capital Losses Expiring In	Post-Enactment Losses (No Expiration)*
2018	Short-Term	Long-Term	Total
$56,183	$7,582,791	$29,893,991	$37,532,965

*Capital Loss Carryovers with no expiration must be utilized first.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP SSGA International Index Fund–21

LVIP SSGA International Index Fund

Notes to Financial Statements (continued)

3. Investments (continued)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$161,903,830	$693,442	$162,597,272
Austria	—	3,766,619	—	3,766,619
Belgium.	—	33,424,771	—	33,424,771
China	—	197,188	—	197,188
Denmark	—	43,666,274	—	43,666,274
Finland	—	22,020,868	—	22,020,868
France	—	210,915,391	—	210,915,391
Germany	—	180,387,677	—	180,387,677
Hong Kong	1,135,495	73,246,241	—	74,381,736
Ireland	438,102	14,935,951	—	15,374,053
Israel	3,766,654	12,955,938	—	16,722,592
Italy	—	42,432,871	—	42,432,871
Japan	911,410	517,317,755	—	518,229,165
Netherlands	19,583,900	70,886,463	—	90,470,363
New Zealand	—	4,554,736	—	4,554,736
Norway	—	14,447,753	—	14,447,753
Portugal	—	3,176,197	—	3,176,197
Singapore	—	30,181,288	—	30,181,288
South Africa	—	917,552	—	917,552
Spain	—	64,861,605	—	64,861,605
Sweden	—	62,388,103	—	62,388,103
Switzerland	—	211,431,561	—	211,431,561
United Kingdom	1,574,467	403,851,303	303,546	405,729,316
Preferred Stock	—	11,476,179	—	11,476,179
Rights	90,741	—	45,174	135,915
Money Market Fund	16,388,431	—	—	16,388,431

Total	$43,889,200	$2,195,344,114	$1,042,162	$2,240,275,476

Futures Contracts	$(436,812)	$—	$—	$(436,812)

As a result of utilizing international fair value pricing at June 30, 2016, the majority of the Fund’s common stock was categorized as Level 2.

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA International Index Fund–22

LVIP SSGA International Index Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/16	Year Ended 12/31/15
Shares sold:
Standard Class	23,728,042	63,152,961
Service Class	2,018,526	3,935,396
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	6,874,127
Service Class	—	774,076

	25,746,568	74,736,560

Shares redeemed:
Standard Class	(35,731,323)	(23,938,931)
Service Class	(2,189,690)	(5,522,569)

	(37,921,013)	(29,461,500)

Net increase (decrease)	(12,174,445)	45,275,060

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that the counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

No foreign currency exchange contracts were outstanding at June 30, 2016.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

LVIP SSGA International Index Fund–23

LVIP SSGA International Index Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Fair values of derivative instruments as of June 30, 2016 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(436,812)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(2,368,436)	$(655,217)
Currency contracts (Foreign currency exchange contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts contracts	479,118	—

Total		$(1,889,318)	$(655,217)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2016. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2016.

	Asset Derivative Volume	Liability Derivative Volume
Foreign currency exchange contracts (average cost)	$811,800	$1,088,000
Futures contracts (average notional value)	47,478,642	—

In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counter party certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.

At June 30, 2016, the Fund had no open derivatives subject to the offsetting provisions.

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

LVIP SSGA International Index Fund–24

LVIP SSGA International Index Fund

Notes to Financial Statements (continued)

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A and illiquid securities are identified on the Statement of Net Assets.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP SSGA International Index Fund–25

LVIP SSGA International Managed Volatility Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2016

LVIP SSGA International Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA International Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2016 to June 30, 2016

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers and reimbursements in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16
Actual*
Standard Class Shares	$1,000.00	$957.00	0.25%	$1.22
Service Class Shares	1,000.00	956.00	0.50%	2.43
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.62	0.25%	$1.26
Service Class Shares	1,000.00	1,022.38	0.50%	2.51

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests significantly all of its assets in other investment companies (Underlying Funds). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial Statements for the Underlying Funds can be found at www.sec.gov.

LVIP SSGA International Managed Volatility Fund–1

LVIP SSGA International Managed Volatility Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2016

Security Type/Sector	Percentage of Net Assets

Affiliated Investment Company	92.96%

International Equity Fund	92.96%

Unaffiliated Investment Company	1.21%

Money Market Fund	1.21%

Total Value of Securities	94.17%

Receivables and Other Assets Net of Liabilities	5.83%

Total Net Assets	100.00%

LVIP SSGA International Managed Volatility Fund–2

LVIP SSGA International Managed Volatility Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–92.96%
International Equity Fund–92.96%
*Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	12,415,826	$99,848,069

Total Affiliated Investment Company (Cost $108,028,188)		99,848,069

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANY–1.21%
Money Market Fund–1.21%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	1,303,983	$ 1,303,983

Total Unaffiliated Investment Company (Cost $1,303,983)		1,303,983

TOTAL VALUE OF SECURITIES–94.17% (Cost $109,332,171)	101,152,052
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–5.83%	6,264,411

NET ASSETS APPLICABLE TO 13,045,546 SHARES OUTSTANDING–100.00%	$107,416,463

* Standard Class shares.

The following futures contracts were outstanding at June 30, 2016:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(176)	British Pound Currency	$(15,383,509)	$(14,572,800)	9/20/16	$810,709
(175)	Euro Currency	(24,536,913)	(24,297,656)	9/20/16	239,257
(788)	Euro STOXX 50 Index	(24,689,819)	(24,966,490)	9/19/16	(276,671)
(177)	FTSE 100 Index	(14,227,698)	(15,133,417)	9/19/16	(905,719)
(144)	Japanese Yen Currency	(17,335,660)	(17,472,600)	9/20/16	(136,940)
(114)	Nikkei 225 Index (OSE)	(17,307,816)	(17,188,593)	9/9/16	119,223

					$(150,141)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

OSE–Osaka Securities Exchange

1 See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA International Managed Volatility Fund–3

LVIP SSGA International Managed Volatility Fund

Statement of Assets and Liabilities

June 30, 2016 (unaudited)

ASSETS:
Investments in affiliated investment companies, at value	$99,848,069
Investments in unaffiliated investment companies, at value	1,303,983

Total investments, at value	101,152,052
Cash	6,139,763
Receivable for fund shares sold	205,795
Foreign currencies collateral, at value	149,900
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	9,434
Dividends receivable from investment companies	943
Cash collateral	246

TOTAL ASSETS	107,658,133

LIABILITIES:
Net unrealized depreciation from open futures contracts	150,141
Due to manager and affiliates	41,689
Payable for investment companies purchased	32,857
Other accrued expenses payable	15,994
Payable for fund shares redeemed	989

TOTAL LIABILITIES	241,670

TOTAL NET ASSETS	$107,416,463

Investments in affiliated investment companies, at cost	$108,028,188
Investments in unaffiliated investment companies, at cost	1,303,983

Total investments, at cost	$109,332,171

Standard Class:
Net Assets	$8,629
Shares Outstanding	1,047
Net Asset Value Per Share	$8.242

Service Class:
Net Assets	$107,407,834
Shares Outstanding	13,044,499
Net Asset Value Per Share	$8.234

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$119,236,739
Accumulated net investment loss	(229,826)
Accumulated net realized loss on investments	(3,260,190)
Net unrealized depreciation of investments and derivatives	(8,330,260)

TOTAL NET ASSETS	$107,416,463

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA International Managed Volatility Fund–4

LVIP SSGA International Managed Volatility Fund

Statement of Operations

Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME:
Dividends from unaffiliated investment companies	$4,315

EXPENSES:
Management fees	355,910
Distribution fees-Service Class	117,065
Accounting and administration expenses	29,361
Professional fees	14,650
Reports and statements to shareholders	7,678
Consulting fees	1,849
Trustees’ fees and expenses	1,158
Custodian fees	1,151
Pricing fees	77
Other	267

529,166
Less management fees waived	(257,056)
Less expenses reimbursed	(37,969)

Total operating expenses	234,141

NET INVESTMENT LOSS	(229,826)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of investments in affiliated investment companies	(505,660)
Foreign currencies	(8,089)
Foreign currency exchange contracts	9,519
Futures contracts	(881,529)

Net realized loss	(1,385,759)

Net change in unrealized appreciation (depreciation) of:
Investments in affiliated investment companies	(1,898,588)
Futures contracts	(150,141)

Net change in unrealized appreciation (depreciation)	(2,048,729)

NET REALIZED AND UNREALIZED LOSS	(3,434,488)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,664,314)

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA International Managed Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(229,826)	$1,665,273
Net realized loss	(1,385,759)	(1,522,362)
Net change in unrealized appreciation (depreciation)	(2,048,729)	(5,189,673)

Net decrease in net assets resulting from operations	(3,664,314)	(5,046,762)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(199)
Service Class	—	(1,644,145)
Return of capital:
Standard Class	—	(1)
Service Class	—	(9,495)

	—	(1,653,840)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Service Class	32,885,660	80,068,443
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	200
Service Class	—	1,653,640

	32,885,660	81,722,283

Cost of shares redeemed:
Service Class	(6,393,378)	(7,026,333)

	(6,393,378)	(7,026,333)

Increase in net assets derived from capital share transactions	26,492,282	74,695,950

NET INCREASE IN NET ASSETS	22,827,968	67,995,348
NET ASSETS:
Beginning of period	84,588,495	16,593,147

End of period	$107,416,463	$84,588,495

Accumulated net investment loss	$(229,826)	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA International Managed Volatility Fund–5

LVIP SSGA International Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA International Managed Volatility Fund Standard Class
	Six Months Ended 6/30/16[1,2] (unaudited)		Year Ended 12/31/15	1/2/14[3] to 12/31/14

Net asset value, beginning of period	$8.611		$9.123	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.010)		0.328	0.334
Net realized and unrealized loss	(0.359)		(0.645)	(0.989)

Total from investment operations	(0.369)		(0.317)	(0.655)

Less dividends and distributions from:
Net investment income	—		(0.194)	(0.222)
Return of capital	—		(0.001)	—

Total dividends and distributions	—		(0.195)	(0.222)

Net asset value, end of period	$8.242		$8.611	$9.123

Total return[5]	(4.30%	)	(3.50% )	(6.57% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$9		$9	$9
Ratio of expenses to average net assets[6]	0.25%		0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.88%		0.92%	1.26%
Ratio of net investment income (loss) to average net assets	(0.24%	)	3.52%	3.27%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.87%	)	2.85%	2.26%
Portfolio turnover	3%		7%	46%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. was added as a sub-adviser for the Fund’s volatility management overlay.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA International Managed Volatility Fund–6

LVIP SSGA International Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA International Managed Volatility Fund Service Class
	Six Months Ended 6/30/16[1,2] (unaudited)		Year Ended 12/31/15	1/2/14[3] to 12/31/14
Net asset value, beginning of period	$8.613		$9.125	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.020)		0.301	0.302
Net realized and unrealized loss	(0.359)		(0.641)	(0.981)

Total from investment operations	(0.379)		(0.340)	(0.679)

Less dividends and distributions from:
Net investment income	—		(0.171)	(0.196)
Return of capital	—		(0.001)	—

Total dividends and distributions	—		(0.172)	(0.196)

Net asset value, end of period	$8.234		$8.613	$9.125

Total return[5]	(4.40%	)	(3.76% )	(6.80% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$107,408		$84,579	$16,584
Ratio of expenses to average net assets[6]	0.50%		0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	1.13%		1.17%	1.51%
Ratio of net investment income (loss) to average net assets	(0.49%	)	3.27%	3.02%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(1.12%	)	2.60%	2.01%
Portfolio turnover	3%		7%	46%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. was added as a sub-adviser for the Fund’s volatility management overlay.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA International Managed Volatility Fund–7

LVIP SSGA International Managed Volatility Fund

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA International Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, primarily the LVIP SSGA International Index Fund (collectively, the “Underlying Funds”). The Fund is advised by Lincoln Investment Advisors Corporation (“LIAC”). The LVIP SSGA International Index Fund, which is advised by an unaffiliated sub-adviser, invests primarily in the securities of companies located in developed countries outside of the United States. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end Funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of the open-end Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of the Underlying Fund’s NAV, see the Underlying Fund’s prospectus and statement of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold is recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2016 and for all open tax years (years ended December 31, 2014–December 31, 2015), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2016, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not separate the portion of realized gains and losses on investments resulting from changes in the foreign exchange rates from that which is due to changes in market prices. The changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The

LVIP SSGA International Managed Volatility Fund–8

LVIP SSGA International Managed Volatility Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2016.

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.76% of the average daily net assets of the Fund. The fee is in addition to the management fee indirectly paid to the investment adviser of the Underlying Fund (including LIAC). LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.53% of the average daily net assets of the Fund. This agreement will continue at least through April 30, 2017, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC. Prior to May 1, 2016, the waiver was 0.56% of the average daily net assets of the Fund.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.25% of the average daily net assets for the Standard Class and 0.50% for the Service Class. The agreement will continue at least through April 30, 2017, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Effective May 1, 2016, SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for managing the Fund’s volatility management overlay. Prior to May 1, 2016, LIAC was responsible for day-to-day management of the entirety of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2016, fees for the administrative and legal services were as follows:

Administrative	$2,528
Legal	651

Lincoln Life also performs daily trading operations. The cost of these services is included in “Accounting and administration expenses” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $2,289 for the six months ended June 30, 2016.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $4,724 for the six months ended June 30, 2016.

The Fund offers Standard Class and Service Class shares. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual distribution and/or service fee (“12b-1 Fee”) at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation, or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the 12b-1 Fee is limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because the Underlying Funds have varied expense and fee levels, and the Fund may own different amounts of shares at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2016, the Fund had receivables due from and liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$9,434
Management fees payable to LIAC	19,946
Distribution fees payable to LFD	21,679
Printing and mailing fees payable to Lincoln Life	64

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

At June 30, 2016, Lincoln Life directly owned 100% of the Standard Class shares of the Fund.

LVIP SSGA International Managed Volatility Fund–9

LVIP SSGA International Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Affiliated investment companies, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds). Investments in companies considered to be affiliates of the Fund and corresponding investment activity for the six months ended June 30, 2016, were as follows:

	Value 12/31/15	Purchases	Sales	Net Realized Gain (Loss)	Value 6/30/16	Dividends	Capital Gain Distributions
LVIP SSGA International Index Fund	$78,322,388	$26,702,175	$2,772,246	$(505,660)	$99,848,069	$—	$—

3. Investments

For the six months ended June 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$26,702,175
Sales	2,772,246

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$109,332,171

Aggregate unrealized appreciation	$—
Aggregate unrealized depreciation	(8,180,119)

Net unrealized depreciation	$(8,180,119)

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2015, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$908,759	$504,966	$1,413,725

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

Level 1
Investment Companies	$101,152,052

LVIP SSGA International Managed Volatility Fund–10

LVIP SSGA International Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

Level 1
Futures Contracts	$(150,141)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/16	Year Ended 12/31/15
Shares sold:

Service Class	3,994,090	8,587,667
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	23
Service Class	—	190,183

	3,994,090	8,777,873

Shares redeemed:
Service Class	(769,886)	(775,033)

	(769,886)	(775,033)

Net increase	3,224,204	8,002,840

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2016 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Currency contracts (Futures contracts)	Net unrealized depreciation from open futures contracts	$1,049,966	Net unrealized depreciation from open futures contracts	$(136,940)
Equity contracts (Futures contracts)	Net unrealized depreciation from open futures contracts	$119,223	Net unrealized depreciation from open futures contracts	$(1,182,390)

Total		$1,169,189		$(1,319,330)

LVIP SSGA International Managed Volatility Fund–11

LVIP SSGA International Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$9,519	$—
Currency contracts (Futures contracts)	Net realized loss from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	897,955	913,026
Equity contracts (Futures contracts)	Net realized loss from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(1,779,484)	(1,063,167)

Total		$(872,010)	$(150,141)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2016. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2016.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$1,147,867	$41,530,583

6. Market Risk

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements except as disclosed above.

LVIP SSGA International Managed Volatility Fund–12

LVIP SSGA International Managed Volatility Fund

Other Fund Information (unaudited)

Approval of Subadvisory Agreement

On January 6, 2016, the Board of Trustees of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things the approval of the sub-advisory agreement with SSGA Funds Management, Inc. (“SSGA FM”) (the “Sub-Advisory Agreement”) for the Fund. The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC, The Lincoln National Life Insurance Company (“Lincoln Life”) and SSGA FM prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to approval of investment sub-advisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LIAC, Lincoln Life and SSGA FM provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including in-person presentations by representatives of SSGA FM, information about proposed sub-advisory fees and compliance and regulatory matters. The Board noted that SSGA FM provided sub-advisory services to other funds in the Trust. After reviewing the information received, the Independent Trustees requested supplemental information, and LIAC and SSGA FM provided materials in response. The Board determined that, given the totality of the information provided with respect to the Sub-Advisory Agreement, the Board had received sufficient information to approve the Sub-Advisory Agreement. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and employees of Lincoln Life, LIAC and SSGA FM to consider the approval of the Sub-Advisory Agreement.

Based upon its review, the Board concluded that it was in the best interests of the Fund that the Sub-Advisory Agreement be approved for the Fund. In considering the approval of the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allow a particular weight to any one factor or group of factors.

Nature, Extent and Quality of Services. In considering the approval of the Sub-Advisory Agreement between LIAC and SSGA FM with respect to the Funds, the Board considered the nature, extent and quality of services to be provided by SSGA FM under the Sub-Advisory Agreement. The Board considered that SSGA FM provided sub-advisory services to other funds in the Trust and that the Board had reviewed extensive information provided by SSGA FM in connection with the annual contract renewal process most recently concluded in September 2015. The Board noted that State Street Global Advisors (“SSGA”), an affiliate of SSGA FM, has served as a consultant to LIAC with respect to the managed volatility overlay for the Fund and that LIAC proposed to delegate the responsibility of managing the Fund’s managed volatility overlay to SSGA FM as sub-adviser. The Board considered the criteria provided by LIAC in recommending SSGA FM be appointed a sub-adviser for the Fund’s managed volatility overlay, including historical modeling and noted that the Board was familiar with the managed volatility overlay services provided by SSGA as a consultant to LIAC with respect to the Fund. The Board reviewed the services to be provided by SSGA FM, the backgrounds of the investment professionals proposed to service the Fund, SSGA’s consulting work for LIAC with respect to the managed volatility overlay for the Fund and the reputation, resources and investment approach of SSGA FM. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board concluded that the services to be provided by SSGA FM were expected to be satisfactory.

Performance. With respect to performance, the Board considered that SSGA has served as a risk management consultant to LIAC with respect to the managed volatility overlay for the Fund and that the Board received quarterly performance information from LIAC and also from Morningstar, Inc. as part of the annual contract renewal process. The Board concluded that the services to be provided by SSGA FM were expected to be acceptable.

Sub-Advisory Fee and Economies of Scale. The Board reviewed the proposed sub-advisory fee schedule and noted SSGA FM’s statement that it does not sub-advise any portfolios with similar investment objectives. The Board considered that the sub-advisory fee schedule was negotiated between LIAC and SSGA FM, an unaffiliated third party and that LIAC would compensate SSGA FM from its fees. The Board concluded that the proposed sub-advisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered that the sub-advisory fee schedule was negotiated between LIAC and SSGA FM, an unaffiliated third party, and that LIAC would compensate SSGA FM from its fees. The Board reviewed materials provided by SSGA FM as to any additional benefits it receives and noted that SSGA FM indicated that it indirectly benefits from association with the Fund in the marketplace.

Overall Conclusions. Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Sub-Advisory Agreement are fair and reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the Fund.

LVIP SSGA International Managed Volatility Fund–13

LVIP SSGA Large Cap Managed Volatility Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2016

LVIP SSGA Large Cap Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Large Cap Managed Volatility Fund

Disclosure

      OF FUND EXPENSES (unaudited)

For the Period January 1, 2016 to June 30, 2016

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers and reimbursements in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*
Actual
Standard Class Shares	$1,000.00	$1,018.10	0.25%	$1.25
Service Class Shares	1,000.00	1,016.70	0.50%	2.51
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.62	0.25%	$1.26
Service Class Shares	1,000.00	1,022.38	0.50%	2.51

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies (“Underlying Funds”). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP SSGA Large Cap Managed Volatility Fund–1

LVIP SSGA Large Cap Managed Volatility Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2016

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Company	93.92%
Equity Fund	93.92%
Unaffiliated Investment Company	5.49%
Money Market Fund	5.49%
Total Value of Securities	99.41%
Receivables and Other Assets Net of Liabilities	0.59%
Total Net Assets	100.00%

LVIP SSGA Large Cap Managed Volatility Fund–2

LVIP SSGA Large Cap Managed Volatility Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–93.92%
Equity Fund–93.92%
*Lincoln Variable Insurance Products Trust– LVIP SSGA S&P 500 Index Fund	14,820,656	$221,257,577

Total Affiliated Investment Company (Cost $208,294,959)		221,257,577

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANY–5.49%
Money Market Fund–5.49%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	12,923,184	$12,923,184

Total Unaffiliated Investment Company (Cost $12,923,184)		12,923,184

TOTAL VALUE OF SECURITIES–99.41% (Cost $221,218,143)	234,180,761
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.59%	1,397,886

NET ASSETS APPLICABLE TO 21,276,027 SHARES OUTSTANDING–100.00%	$235,578,647

* Standard Class shares.

The following futures contracts were outstanding at June 30, 2016:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(535)	E-mini S&P 500 Index	$(54,187,464)	$(55,912,850)	9/19/16	$(1,725,386)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Large Cap Managed Volatility Fund–3

LVIP SSGA Large Cap Managed Volatility Fund

Statement of Assets and Liabilities

June 30, 2016 (unaudited)

ASSETS:
Investments in affiliated investment company, at value	$221,257,577
Investments in unaffiliated investment company, at value	12,923,184

Total investments, at value	234,180,761
Cash collateral held at broker for futures contracts	3,346,436
Receivable for fund shares sold	222,518
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	6,034
Dividends receivable from investment company	2,616
Prepaid printing and mailing fees to Lincoln Life	938

TOTAL ASSETS	237,759,303

LIABILITIES:
Net unrealized depreciation on futures contracts	1,725,386
Payable for investment company purchased	269,385
Due to manager and affiliates	91,249
Payable for fund shares redeemed	78,862
Other accrued expenses payable	15,774

TOTAL LIABILITIES	2,180,656

TOTAL NET ASSETS	$235,578,647

Investments in affiliated investment company, at cost	$208,294,959
Investments in unaffiliated investment company, at cost	12,923,184

Total investments, at cost	$221,218,143

Standard Class:
Net Assets	$42,950
Shares Outstanding	3,874
Net Asset Value Per Share	$11.087

Service Class:
Net Assets	$235,535,697
Shares Outstanding	21,272,153
Net Asset Value Per Share	$11.072

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$238,736,567
Accumulated net investment loss	(484,326)
Accumulated net realized loss on investments	(13,910,826)
Net unrealized appreciation of investments and derivatives	11,237,232

TOTAL NET ASSETS	$235,578,647

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Large Cap Managed Volatility Fund–4

LVIP SSgA Large Cap Managed Volatility Fund

Statement of Operations

Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME:

Dividends from unaffiliated investment company	$11,741

EXPENSES:
Management fees	721,183
Distribution fees-Service Class	257,513
Accounting and administration expenses	46,766
Reports and statements to shareholders	17,469
Professional fees	12,314
Trustees’ fees and expenses	2,575
Consulting fees	1,900
Custodian fees	1,496
Pricing fees	36
Other	522

1,061,774
Less management fees waived	(503,781)
Less expenses reimbursed	(42,914)

Total operating expenses	515,079

NET INVESTMENT LOSS	(503,338)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Sale of investments in affiliated investment company	(203,032)
Futures contracts	(2,413,297)

Net realized loss	(2,616,329)

Net change in unrealized appreciation (depreciation) of:
Investments in affiliated investment company	8,589,885
Futures contracts	(1,261,109)

Net change in unrealized appreciation (depreciation)	7,328,776

NET REALIZED AND UNREALIZED GAIN	4,712,447

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,209,109

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Large Cap Managed Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(503,338)	$2,548,928
Net realized loss	(2,616,329)	(7,794,141)
Net change in unrealized appreciation (depreciation)	7,328,776	(3,346,452)

Net increase (decrease) in net assets resulting from operations	4,209,109	(8,591,665)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(701)
Service Class	—	(2,630,221)

	—	(2,630,922)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	—	28,708
Service Class	54,083,364	118,048,304
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	701
Service Class	—	2,630,221

	54,083,364	120,707,934

Cost of shares redeemed:
Standard Class	(169)	(105)
Service Class	(9,884,337)	(28,587,776)

	(9,884,506)	(28,587,881)

Increase in net assets derived from capital share transactions	44,198,858	92,120,053

NET INCREASE IN NET ASSETS	48,407,967	80,897,466
NET ASSETS:
Beginning of period	187,170,680	106,273,214

End of period	$235,578,647	$187,170,680

Undistributed (Accumulated) net investment income (loss)	$(484,326)	$19,012

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Large Cap Managed Volatility Fund–5

LVIP SSGA Large Cap Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA Large Cap Managed Volatility Fund Standard Class
	Six Months Ended 6/30/161,[2]		Year Ended		5/1/13[3] to
	(unaudited)		12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$10.890		$11.676	$11.194	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.013)		0.221	0.287	0.310
Net realized and unrealized gain (loss)	0.210		(0.822)	0.442	1.032

Total from investment operations	0.197		(0.601)	0.729	1.342

Less dividends and distributions from:
Net investment income	—		(0.185)	(0.247)	(0.148)
Return of capital	—		—	—	— [5]

Total dividends and distributions	—		(0.185)	(0.247)	(0.148)

Net asset value, end of period	$11.087		$10.890	$11.676	$11.194

Total return[6]	1.81%		(5.16% )	6.49%	13.43%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$43		$43	$13	$115
Ratio of expenses to average net assets[7]	0.25%		0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[7]	0.78%		0.79%	0.83%	1.41%
Ratio of net investment income (loss) to average net assets	(0.24%	)	1.96%	2.54%	4.37%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.77%	)	1.42%	1.96%	3.21%
Portfolio turnover	2%		12%	8%	8%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. was added as a sub-adviser for the Fund’s volatility management overlay.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]	Return of capital distributions of $2 were made by the Fund’s Standard Class, which calculated to de minimus amounts of $0.000 per share.

[6]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Large Cap Managed Volatility Fund–6

LVIP SSGA Large Cap Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA Large Cap Managed Volatility Fund Service Class
	Six Months Ended 6/30/161,[2]		Year Ended		5/1/13[3] to
	(unaudited)		12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$10.890		$11.675	$11.193	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.026)		0.195	0.265	0.298
Net realized and unrealized gain (loss)	0.208		(0.824)	0.435	1.025

Total from investment operations	0.182		(0.629)	0.700	1.323

Less dividends and distributions from:
Net investment income	—		(0.156)	(0.218)	(0.130)
Return of capital	—		—	—	— [5]

Total dividends and distributions	—		(0.156)	(0.218)	(0.130)

Net asset value, end of period	$11.072		$10.890	$11.675	$11.193

Total return[6]	1.67%		(5.39% )	6.23%	13.23%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$235,536		$187,128	$106,260	$27,652
Ratio of expenses to average net assets[7]	0.50%		0.50%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[7]	1.03%		1.04%	1.08%	1.66%
Ratio of net investment income (loss) to average net assets	(0.49%	)	1.71%	2.29%	4.13%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(1.02%	)	1.17%	1.71%	2.97%
Portfolio turnover	2%		12%	8%	8%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. was added as a sub-adviser for the Fund’s volatility management overlay.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]	Return of capital distributions of $514 were made by the Fund’s Service Class, which calculated to de minimus amounts of $0.000 per share.

[6]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Large Cap Managed Volatility Fund–7

LVIP SSGA Large Cap Managed Volatility Fund

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Large Cap Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the LVIP SSGA S&P 500 Index Fund (collectively, “the Underlying Funds”). The Fund is advised by Lincoln Investment Advisors Corporation (“LIAC”). The LVIP SSGA S&P 500 Index Fund, which is sub-advised by an unaffiliated adviser, invests primarily in stocks that make up the S&P 500 Index and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidlines for investment companies. The following accounting policies are in accordance U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2016 and for all open tax years (years ended December 31, 2013-December 31, 2015), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2016, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2016.

LVIP SSGA Large Cap Managed Volatility Fund–8

LVIP SSGA Large Cap Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.70% of the average daily net assets of the Fund. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC). LIAC has contractually agreed to waive a portion of its advisory fee. Effective May 1, 2016, the waiver amount is 0.47% of the Fund’s average daily net assets. This agreement will continue through at least April 30, 2017, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC. Prior to May 1, 2016, the waiver amount was 0.50% of the Fund’s average daily net assets.

Effective May 1, 2016, SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for managing the Fund’s volatility management overlay. Prior to May 1, 2016, LIAC was responsible for the day-to-day management of the entirety of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.25% of the average daily net assets for the Standard Class and 0.50% for the Service Class. The agreement will continue through at least April 30, 2017, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2016, costs for these administrative and legal services were as follows:

Administrative	$5,604
Legal	1,443

Lincoln Life also performs daily trading operations. The cost of these services is included in “Accounting and administration expenses” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $5,073 for the six months ended June 30, 2016.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $14,171 for the six months ended June 30, 2016.

The Fund offers Standard Class and Service Class Shares. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual distribution and/or service fee (“12b-1 Fee”) at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the 12b-1 Fee is limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2016, the Fund had receivables due from, liabilities payable, and prepaid expenses to affiliates as follows:

Expense reimbursement receivable from LIAC	$6,034
Management fees payable to LIAC	43,728
Distribution fees payable to LFD	47,521
Prepaid printing and mailing fees to Lincoln Life	938

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

At June 30, 2016, Lincoln Life directly owned 26.80% of the Standard Class shares of the Fund.

LVIP SSGA Large Cap Managed Volatility Fund–9

LVIP SSGA Large Cap Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Affiliated investment companies, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds). Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the six months ended June 30, 2016, were as follows:

	Value 12/31/15	Purchases	Sales	Net Realized Gain (Loss)	Value 6/30/16	Dividends	Capital Gain Distributions
LVIP SSGA S&P 500 Index Fund	$174,435,535	$43,268,838	$4,833,650	$(203,032)	$221,257,577	$—	$—

3. Investments

For the six months ended June 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$43,268,838
Sales	4,833,650

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$221,218,143

Aggregate unrealized appreciation	$12,962,618
Aggregate unrealized depreciation	—

Net unrealized appreciation	$12,962,618

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2015, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$3,352,442	$3,631,289	$6,983,731

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP SSGA Large Cap Managed Volatility Fund–10

LVIP SSGA Large Cap Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

Level 1
Investment Companies	$234,180,761

Futures Contracts	$(1,725,386)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/16	Year Ended 12/31/15
Shares sold:
Standard Class	—	2,693
Service Class	5,002,554	10,337,292
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	64
Service Class	—	240,042

	5,002,554	10,580,091

Shares redeemed:
Standard Class	(16)	(9)
Service Class	(914,332)	(2,494,840)

	(914,348)	(2,494,849)

Net increase	4,088,206	8,085,242

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2016 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (Futures contracts)	Net unrealized depreciation on futures contracts	$—	Net unrealized depreciation on futures contracts	$(1,725,386)

LVIP SSGA Large Cap Managed Volatility Fund–11

LVIP SSGA Large Cap Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized loss from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(2,413,297)	$(1,261,109)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2016. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2016.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$4,657,422	$33,583,132

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP SSGA Large Cap Managed Volatility Fund–12

LVIP SSGA Large Cap Managed Volatility Fund

Other Fund Information (unaudited)

Approval of Subadvisory Agreement

On January 6, 2016, the Board of Trustees of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things the approval of the sub-advisory agreement with SSGA Funds Management, Inc. (“SSGA FM”) (the “Sub-Advisory Agreement”) for the Fund. The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC, The Lincoln National Life Insurance Company (“Lincoln Life”) and SSGA FM prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to approval of investment sub-advisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LIAC, Lincoln Life and SSGA FM provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including in-person presentations by representatives of SSGA FM, information about proposed sub-advisory fees and compliance and regulatory matters. The Board noted that SSGA FM provided sub-advisory services to other funds in the Trust. After reviewing the information received, the Independent Trustees requested supplemental information, and LIAC and SSGA FM provided materials in response. The Board determined that, given the totality of the information provided with respect to the Sub-Advisory Agreement, the Board had received sufficient information to approve the Sub-Advisory Agreement. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and employees of Lincoln Life, LIAC and SSGA FM to consider the approval of the Sub-Advisory Agreement.

Based upon its review, the Board concluded that it was in the best interests of the Fund that the Sub-Advisory Agreement be approved for the Fund. In considering the approval of the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Nature, Extent and Quality of Services. In considering the approval of the Sub-Advisory Agreement between LIAC and SSGA FM with respect to the Funds, the Board considered the nature, extent and quality of services to be provided by SSGA FM under the Sub-Advisory Agreement. The Board considered that SSGA FM provided sub-advisory services to other funds in the Trust and that the Board had reviewed extensive information provided by SSGA FM in connection with the annual contract renewal process most recently concluded in September 2015. The Board noted that State Street Global Advisors (“SSGA”), an affiliate of SSGA FM, has served as a consultant to LIAC with respect to the managed volatility overlay for the Fund and that LIAC proposed to delegate the responsibility of managing the Fund’s managed volatility overlay to SSGA FM as sub-adviser. The Board considered the criteria provided by LIAC in recommending SSGA FM be appointed a sub-adviser for the Fund’s managed volatility overlay, including historical modeling and noted that the Board was familiar with the managed volatility overlay services provided by SSGA as a consultant to LIAC with respect to the Fund. The Board reviewed the services to be provided by SSGA FM, the backgrounds of the investment professionals proposed to service the Fund, SSGA’s consulting work for LIAC with respect to the managed volatility overlay for the Fund and the reputation, resources and investment approach of SSGA FM. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board concluded that the services to be provided by SSGA FM were expected to be satisfactory.

Performance. With respect to performance, the Board considered that SSGA has served as a risk management consultant to LIAC with respect to the managed volatility overlay for the Fund and that the Board received quarterly performance information from LIAC and also from Morningstar, Inc. as part of the annual contract renewal process. The Board concluded that the services to be provided by SSGA FM were expected to be acceptable.

Sub-Advisory Fee and Economies of Scale. The Board reviewed the proposed sub-advisory fee schedule and noted SSGA FM’s statement that it does not sub-advise any portfolios with similar investment objectives. The Board considered that the sub-advisory fee schedule was negotiated between LIAC and SSGA FM, an unaffiliated third party and that LIAC would compensate SSGA FM from its fees. The Board concluded that the proposed sub-advisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered that the sub-advisory fee schedule was negotiated between LIAC and SSGA FM, an unaffiliated third party, and that LIAC would compensate SSGA FM from its fees. The Board reviewed materials provided by SSGA FM as to any additional benefits it receives and noted that SSGA FM indicated that it indirectly benefits from association with the Fund in the marketplace.

Overall Conclusions

Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Sub-Advisory Agreement are fair and reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the Fund.

LVIP SSGA Large Cap Managed Volatility Fund–13

LVIP SSGA Mid-Cap Index Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2016

LVIP SSGA Mid-Cap Index Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Mid-Cap Index Fund

Disclosure

      OF FUND EXPENSES (unaudited)

For the Period January 1, 2016 to June 30, 2016

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect the waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*

Actual
Standard Class Shares	$1,000.00	$1,077.50	0.33%	$1.70
Service Class Shares	1,000.00	1,076.10	0.58%	2.99

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.22	0.33%	$1.66
Service Class Shares	1,000.00	1,021.98	0.58%	2.92

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP SSGA Mid-Cap Index Fund–1

LVIP SSGA Mid-Cap Index Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2016

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets

Common Stock	97.72%
Aerospace & Defense	1.99%
Airlines	0.36%
Auto Components	0.40%
Automobiles	0.20%
Banks	5.49%
Beverages	0.11%
Biotechnology	0.32%
Building Products	0.81%
Capital Markets	1.75%
Chemicals	2.94%
Commercial Services & Supplies	1.51%
Communications Equipment	1.37%
Construction & Engineering	0.97%
Construction Materials	0.25%
Consumer Finance	0.17%
Containers & Packaging	1.61%
Distributors	0.26%
Diversified Consumer Services	0.65%
Diversified Financial Services	1.62%
Electric Utilities	1.98%
Electrical Equipment	0.53%
Electronic Equipment, Instruments & Components	3.97%
Energy Equipment & Services	1.51%
Food & Staples Retailing	0.80%
Food Products	3.00%
Gas Utilities	2.63%
Health Care Equipment & Supplies	4.11%
Health Care Providers & Services	2.17%
Health Care Technology	0.16%
Hotels, Restaurants & Leisure	2.47%
Household Durables	1.71%
Household Products	0.21%
Independent Power & Renewable Electricity Producers	0.06%
Industrial Conglomerates	0.45%
Insurance	4.89%
Internet & Catalog Retail	0.10%
Internet Software & Services	0.57%
IT Services	3.64%
Leisure Products	0.79%
Life Sciences Tools & Services	1.61%
Machinery	4.25%
Marine	0.22%
Media	1.58%

Security Type/Sector	Percentage of Net Assets

Metals & Mining	1.87%
Multiline Retail	0.33%
Multi-Utilities	0.82%
Oil, Gas & Consumable Fuels	2.08%
Paper & Forest Products	0.31%
Personal Products	0.44%
Pharmaceuticals	0.52%
Professional Services	0.55%
Real Estate Investment Trusts	11.51%
Real Estate Management & Development	0.40%
Road & Rail	0.76%
Semiconductors & Semiconductor Equipment	1.86%
Software	4.46%
Specialty Retail	2.06%
Technology Hardware, Storage & Peripherals	0.59%
Textiles, Apparel & Luxury Goods	1.00%
Thrifts & Mortgage Finance	0.64%
Trading Companies & Distributors	0.72%
Water Utilities	0.42%
Wireless Telecommunication Services	0.19%

Money Market Fund	2.01%

Total Value of Securities	99.73%
Receivables and Other Assets Net of Liabilities	0.27%

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Mettler-Toledo International	0.65%
Ingredion	0.62%
Duke Realty	0.62%
ResMed	0.59%
CDK Global	0.58%
Alleghany	0.57%
IDEXX Laboratories	0.56%
Atmos Energy	0.56%
Cooper	0.56%
WhiteWave Foods	0.55%

Total	5.86%

IT–Information Technology

LVIP SSGA Mid-Cap Index Fund–2

LVIP SSGA Mid-Cap Index Fund

Statement of Net Assets

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–97.72%
Aerospace & Defense–1.99%
B/E Aerospace	67,792	$3,130,296
Curtiss-Wright	29,600	2,493,800
†Esterline Technologies	19,650	1,219,086
Huntington Ingalls Industries	31,513	5,295,129
†KLX	35,050	1,086,550
Orbital ATK	39,083	3,327,527
†Teledyne Technologies	22,892	2,267,453
Triumph Group	32,784	1,163,832

		19,983,673

Airlines–0.36%
†JetBlue Airways	216,606	3,586,995

		3,586,995

Auto Components–0.40%
Dana Holding	99,160	1,047,130
Gentex	191,834	2,963,835

		4,010,965

Automobiles–0.20%
Thor Industries	30,359	1,965,442

		1,965,442

Banks–5.49%
Associated Banc-Corp	99,424	1,705,122
BancorpSouth	56,349	1,278,559
Bank of Hawaii	28,606	1,968,093
Bank of the Ozarks	54,200	2,033,584
Cathay General Bancorp	49,178	1,386,820
Commerce Bancshares	55,243	2,646,140
Cullen/Frost Bankers	36,187	2,306,197
East West Bancorp	96,894	3,311,837
First Horizon National	157,918	2,176,110
First Niagara Financial Group	235,651	2,295,241
FirstMerit	110,119	2,232,112
FNB.	139,100	1,744,314
Fulton Financial	115,270	1,556,145
Hancock Holding	51,516	1,345,083
International Bancshares	36,768	959,277
PacWest Bancorp	75,984	3,022,644
Private Bancorp	52,700	2,320,381
Prosperity Bancshares	43,580	2,222,144
†Signature Bank	36,036	4,501,617
†SVB Financial Group	34,836	3,314,994
Synovus Financial	83,858	2,431,043
TCF Financial	113,333	1,433,662
Trustmark	44,885	1,115,392
Umpqua Holdings	146,362	2,264,220
Valley National Bancorp	148,514	1,354,448
Webster Financial	60,733	2,061,885

		54,987,064

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Beverages–0.11%
†Boston Beer Class A	6,336	$1,083,646

		1,083,646

Biotechnology–0.32%
†United Therapeutics	30,130	3,191,370

		3,191,370

Building Products–0.81%
AO Smith	49,627	4,372,635
Lennox International	26,067	3,717,154

		8,089,789

Capital Markets–1.75%
Eaton Vance	76,186	2,692,413
Federated Investors Class B	62,754	1,806,060
Janus Capital Group	97,554	1,357,952
Raymond James Financial	84,631	4,172,308
SEI Investments	91,290	4,391,962
†Stifel Financial	45,025	1,416,036
Waddell & Reed Financial Class A	54,331	935,580
WisdomTree Investments	75,173	735,944

		17,508,255

Chemicals–2.94%
Ashland	41,707	4,786,712
Cabot.	41,465	1,893,292
Minerals Technologies	23,146	1,314,693
NewMarket	6,610	2,739,052
Olin	109,637	2,723,383
PolyOne	56,659	1,996,663
RPM International	89,172	4,454,141
Scotts Miracle-Gro Class A	30,220	2,112,680
Sensient Technologies	29,909	2,124,735
Valspar	48,895	5,282,127

		29,427,478

Commercial Services & Supplies–1.51%
†Clean Harbors	34,821	1,814,522
†Copart	66,982	3,282,788
Deluxe	32,569	2,161,605
Herman Miller	39,750	1,188,127
HNI	29,348	1,364,389
MSA Safety	21,147	1,110,852
R.R. Donnelley & Sons	138,632	2,345,653
Rollins	62,440	1,827,619

		15,095,555

Communications Equipment–1.37%
†ARRIS International	117,767	2,468,396
Brocade Communications Systems	310,900	2,854,062
†Ciena	85,796	1,608,675
InterDigital	23,232	1,293,558
†NetScout Systems	63,587	1,414,811
Plantronics	22,278	980,232

LVIP SSGA Mid-Cap Index Fund–3

LVIP SSGA Mid-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Communications Equipment (continued)
†Polycom	88,926	$1,000,417
†ViaSat	29,900	2,134,860

		13,755,011

Construction & Engineering–0.97%
†AECOM	103,140	3,276,758
EMCOR Group	40,200	1,980,252
Granite Construction	26,147	1,190,996
KBR	94,418	1,250,094
Valmont Industries	15,094	2,041,765

		9,739,865

Construction Materials–0.25%
Eagle Materials	32,792	2,529,903

		2,529,903

Consumer Finance–0.17%
†SLM	283,129	1,749,737

		1,749,737

Containers & Packaging–1.61%
AptarGroup	42,524	3,364,924
Bemis	62,851	3,236,198
Greif Class A	17,073	636,311
Packaging Corp of America	62,555	4,186,806
Silgan Holdings	26,833	1,380,826
Sonoco Products	67,105	3,332,434

		16,137,499

Distributors–0.26%
Pool	27,900	2,623,437

		2,623,437

Diversified Consumer Services–0.65%
DeVry Education Group	37,746	673,389
Graham Holdings	2,873	1,406,448
Service International	129,422	3,499,571
Sotheby’s	34,566	947,108

		6,526,516

Diversified Financial Services–1.62%
CBOE Holdings	54,337	3,619,931
FactSet Research Systems	27,382	4,420,002
MarketAxess Holdings	25,300	3,678,620
MSCI	58,316	4,497,330

		16,215,883

Electric Utilities–1.98%
Great Plains Energy	103,905	3,158,712
Hawaiian Electric Industries	71,518	2,345,075
IDACORP	33,977	2,764,029
OGE Energy	134,167	4,393,969
PNM Resources	52,917	1,875,378

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electric Utilities (continued)
Westar Energy	95,102	$5,334,271

		19,871,434

Electrical Equipment–0.53%
Hubbell	35,004	3,691,872
Regal Beloit	29,686	1,634,214

		5,326,086

Electronic Equipment, Instruments & Components–3.97%
†Arrow Electronics	61,553	3,810,131
Avnet	86,393	3,499,780
Belden	27,892	1,683,840
Cognex	56,336	2,428,082
FEI	27,188	2,905,853
Ingram Micro	98,581	3,428,647
†IPG Photonics	24,226	1,938,080
Jabil Circuit	126,576	2,337,859
†Keysight Technologies	113,741	3,308,726
†Knowles	58,742	803,591
National Instruments	67,057	1,837,362
SYNNEX	19,200	1,820,544
†Tech Data	23,331	1,676,332
†Trimble Navigation	168,686	4,109,191
†VeriFone Systems	73,195	1,357,035
Vishay Intertechnology	90,050	1,115,719
†Zebra Technologies	34,594	1,733,159

		39,793,931

Energy Equipment & Services–1.51%
†Dril-Quip	25,160	1,470,099
Ensco Class A	203,400	1,975,014
Nabors Industries	186,998	1,879,330
Noble	161,568	1,331,320
Oceaneering International	65,013	1,941,288
†Oil States International	34,196	1,124,364
Patterson-UTI Energy	97,700	2,082,964
Rowan	82,926	1,464,473
Superior Energy Services	100,596	1,851,972

		15,120,824

Food & Staples Retailing–0.80%
Casey’s General Stores	26,298	3,458,450
†Sprouts Farmers Market	93,900	2,150,310
†SUPERVALU	176,613	833,613
†United Natural Foods	33,376	1,561,997

		8,004,370

Food Products–3.00%
Dean Foods	60,874	1,101,211
Flowers Foods	124,108	2,327,025
†Hain Celestial Group	69,560	3,460,610
Ingredion	48,332	6,254,644
Lancaster Colony	12,942	1,651,529

LVIP SSGA Mid-Cap Index Fund–4

LVIP SSGA Mid-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Food Products (continued)
†Post Holdings	43,217	$3,573,614
Snyders-Lance	52,500	1,779,225
Tootsie Roll Industries	11,925	459,470
†TreeHouse Foods	37,959	3,896,491
†WhiteWave Foods	118,708	5,572,154

		30,075,973

Gas Utilities–2.63%
Atmos Energy	68,593	5,577,983
National Fuel Gas	56,336	3,204,392
New Jersey Resources	57,100	2,201,205
ONE Gas	34,736	2,313,070
Questar	118,046	2,994,827
Southwest Gas	31,400	2,471,494
UGI	115,874	5,243,299
WGL Holdings	33,920	2,401,197

		26,407,467

Health Care Equipment & Supplies–4.11%
†ABIOMED	26,500	2,896,185
†Align Technology	49,064	3,952,105
Cooper	32,479	5,572,422
†Halyard Health	30,963	1,006,917
Hill-Rom Holdings	37,738	1,903,882
†IDEXX Laboratories	60,109	5,581,722
†LivaNova	28,200	1,416,486
ResMed	94,158	5,953,610
STERIS	57,801	3,973,819
Teleflex	29,265	5,188,977
West Pharmaceutical Services	49,127	3,727,757

		41,173,882

Health Care Providers & Services–2.17%
†Amsurg	36,400	2,822,456
†Community Health Systems	74,857	902,027
†LifePoint Health	29,317	1,916,452
†MEDNAX	62,263	4,509,709
†Molina Healthcare	27,218	1,358,178
Owens & Minor	41,619	1,555,718
†Tenet Healthcare	67,100	1,854,644
†VCA	53,669	3,628,561
†WellCare Health Plans	29,721	3,188,469

		21,736,214

Health Care Technology–0.16%
†Allscripts Healthcare Solutions	125,748	1,597,000

		1,597,000

Hotels, Restaurants & Leisure–2.47%
Brinker International	37,943	1,727,545
†Buffalo Wild Wings	12,526	1,740,488
Cheesecake Factory	29,987	1,443,574
Churchill Downs	8,000	1,010,880

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Cracker Barrel Old Country Store	15,891	$2,724,830
Domino’s Pizza	33,655	4,421,594
Dunkin’ Brands Group	60,861	2,654,757
International Speedway Class A	17,738	593,336
Jack in the Box	21,602	1,856,044
†Panera Bread Class A	15,231	3,228,058
Texas Roadhouse	41,900	1,910,640
Wendy’s	145,301	1,397,796

		24,709,542

Household Durables–1.71%
CalAtlantic Group	50,800	1,864,868
†Helen of Troy	18,800	1,933,392
KB Home	56,222	855,137
†NVR.	2,452	4,365,394
†Tempur Sealy International	41,461	2,293,623
†Toll Brothers	102,933	2,769,927
†TRI Pointe Homes	96,817	1,144,377
Tupperware Brands	33,505	1,885,661

		17,112,379

Household Products–0.21%
Energizer Holdings	41,021	2,112,171

		2,112,171

Independent Power & Renewable Electricity Producers–0.06%
†Talen Energy	42,662	578,070

		578,070

Industrial Conglomerates–0.45%
Carlisle	43,141	4,559,141

		4,559,141

Insurance–4.89%
†Alleghany	10,360	5,693,649
American Financial Group	47,827	3,535,850
Aspen Insurance Holdings	40,499	1,878,344
Brown & Brown	78,282	2,933,227
CNO Financial Group	119,321	2,083,345
Endurance Specialty Holdings	41,723	2,802,117
Everest Re Group	28,308	5,171,022
First American Financial	73,741	2,965,863
†Genworth Financial	330,600	852,948
Hanover Insurance Group	28,451	2,407,524
Kemper	32,056	993,095
Mercury General	24,178	1,285,302
Old Republic International	161,823	3,121,566
Primerica	31,943	1,828,417
Reinsurance Group of America	43,080	4,178,329
RenaissanceRe Holdings	28,705	3,371,115
W.R. Berkley	65,146	3,903,548

		49,005,261

LVIP SSGA Mid-Cap Index Fund–5

LVIP SSGA Mid-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet & Catalog Retail–0.10%
HSN	21,222	$1,038,392

		1,038,392

Internet Software & Services–0.57%
†comScore	31,200	745,056
j2 Global	30,700	1,939,319
†Rackspace Hosting	73,930	1,542,180
†WebMD Health	26,200	1,522,482

		5,749,037

IT Services–3.64%
†Acxiom	51,624	1,135,212
Broadridge Financial Solutions	78,917	5,145,388
Computer Sciences	93,100	4,622,415
Convergys	64,178	1,604,450
†CoreLogic	59,913	2,305,452
DST Systems	21,066	2,452,714
†Gartner	55,407	5,397,196
Jack Henry & Associates	52,984	4,623,914
Leidos Holdings	43,642	2,089,143
MAXIMUS	43,055	2,383,955
†NeuStar Class A	35,684	838,931
Science Applications International	27,430	1,600,541
†WEX	25,639	2,273,410

		36,472,721

Leisure Products–0.79%
Brunswick	60,450	2,739,594
Polaris Industries	40,148	3,282,500
†Vista Outdoor	40,572	1,936,502

		7,958,596

Life Sciences Tools & Services–1.61%
†Bio-Rad Laboratories Class A	13,874	1,984,259
Bio-Techne	24,734	2,789,253
†Charles River Laboratories International	31,771	2,619,201
†Mettler-Toledo International	17,952	6,551,044
†PAREXEL International	35,637	2,240,855

		16,184,612

Machinery–4.25%
AGCO	47,067	2,218,268
CLARCOR	32,339	1,967,181
Crane	32,874	1,864,613
Donaldson	81,963	2,816,249
Graco	37,428	2,956,438
IDEX	50,454	4,142,273
ITT	59,466	1,901,723
Joy Global	65,000	1,374,100
Kennametal	52,938	1,170,459
Lincoln Electric Holdings	42,214	2,494,003
Nordson	35,575	2,974,426

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
Oshkosh	48,551	$2,316,368
Terex	72,107	1,464,493
Timken	46,287	1,419,159
Toro	37,000	3,263,400
Trinity Industries	101,511	1,885,059
Wabtec	60,541	4,251,794
Woodward	37,028	2,134,294

		42,614,300

Marine–0.22%
†Kirby	35,696	2,227,073

		2,227,073

Media–1.58%
†AMC Networks Class A	41,266	2,493,292
Cable One	2,873	1,469,281
Cinemark Holdings	70,091	2,555,518
†DreamWorks Animation SKG Class A	47,477	1,940,385
John Wiley & Sons Class A	32,253	1,682,962
†Live Nation Entertainment	96,849	2,275,951
Meredith	25,098	1,302,837
New York Times Class A	81,559	986,864
Time	69,672	1,146,801

		15,853,891

Metals & Mining–1.87%
Allegheny Technologies	72,345	922,399
Carpenter Technology	31,119	1,024,749
Commercial Metals	77,155	1,303,919
Compass Minerals International	22,459	1,666,233
Reliance Steel & Aluminum	48,654	3,741,493
Royal Gold	43,338	3,121,203
Steel Dynamics	163,650	4,009,425
United States Steel	97,171	1,638,303
Worthington Industries	30,217	1,278,179

		18,705,903

Multiline Retail–0.33%
Big Lots	29,524	1,479,448
†J.C. Penney	203,331	1,805,579

		3,285,027

Multi-Utilities–0.82%
Black Hills	34,797	2,193,603
MDU Resources Group	129,721	3,113,304
Vectren	55,014	2,897,587

		8,204,494

Oil, Gas & Consumable Fuels–2.08%
CONSOL Energy	152,100	2,447,289
Denbury Resources	233,029	836,574
Energen	64,477	3,108,436
†Gulfport Energy	84,456	2,640,095
HollyFrontier	117,224	2,786,414

LVIP SSGA Mid-Cap Index Fund–6

LVIP SSGA Mid-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
QEP Resources	157,112	$2,769,885
SM Energy	45,216	1,220,832
Western Refining	53,293	1,099,435
World Fuel Services	47,003	2,232,172
†WPX Energy	183,436	1,707,789

		20,848,921

Paper & Forest Products–0.31%
Domtar	41,566	1,455,226
†Louisiana-Pacific	95,087	1,649,759

		3,104,985

Personal Products–0.44%
Avon Products	289,269	1,093,437
†Edgewell Personal Care	39,421	3,327,527

		4,420,964

Pharmaceuticals–0.52%
†Akorn	56,604	1,612,365
†Catalent	71,301	1,639,210
†Prestige Brands Holdings	35,000	1,939,000

		5,190,575

Professional Services–0.55%
CEB	21,707	1,338,888
†FTI Consulting	27,416	1,115,283
ManpowerGroup	48,061	3,092,245

		5,546,416

Real Estate Investment Trusts–11.51%
Alexandria Real Estate Equities	49,595	5,134,074
American Campus Communities	87,633	4,633,157
Camden Property Trust	58,426	5,166,027
Care Capital Properties	55,682	1,459,425
†Communications Sales & Leasing	90,607	2,618,542
Corporate Office Properties Trust	62,807	1,857,203
Corrections of America	77,911	2,728,443
DCT Industrial Trust	58,700	2,819,948
Douglas Emmett	94,444	3,354,651
Duke Realty	232,087	6,187,439
Education Realty Trust	44,600	2,057,844
EPR Properties	42,800	3,453,104
Equity One	60,268	1,939,424
First Industrial Realty Trust	77,300	2,150,486
Healthcare Realty Trust	76,000	2,659,240
Highwoods Properties	65,549	3,460,987
Hospitality Properties Trust	100,632	2,898,202
Kilroy Realty	61,918	4,104,544
Lamar Advertising	55,444	3,675,937
LaSalle Hotel Properties	75,013	1,768,807
Liberty Property Trust	98,571	3,915,240
Mack-Cali Realty	59,465	1,605,555
Medical Properties Trust	158,000	2,403,180

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
Mid-America Apartment Communities	50,637	$5,387,777
National Retail Properties	96,653	4,998,893
Omega Healthcare Investors	111,336	3,779,854
Post Properties	35,600	2,173,380
Potlatch	27,036	921,928
Rayonier	81,567	2,140,318
Regency Centers	65,450	5,480,129
Senior Housing Properties Trust	157,735	3,285,620
Sovran Self Storage	31,189	3,272,350
Tanger Factory Outlet Centers	62,966	2,529,974
Taubman Centers	40,040	2,970,968
Urban Edge Properties	61,365	1,832,359
Weingarten Realty Investors	77,673	3,170,612
WP Glimcher	123,047	1,376,896

		115,372,517

Real Estate Management & Development–0.40%
Alexander & Baldwin	30,548	1,104,005
Jones Lang LaSalle	29,924	2,916,094

		4,020,099

Road & Rail–0.76%
†Genesee & Wyoming	37,794	2,227,956
Landstar System	28,193	1,935,731
†Old Dominion Freight Line	45,630	2,751,945
Werner Enterprises	29,708	682,393

		7,598,025

Semiconductors & Semiconductor Equipment–1.86%
†Advanced Micro Devices	426,766	2,193,577
†Cree	67,073	1,639,264
Cypress Semiconductor	208,885	2,203,737
†Fairchild Semiconductor International	91,475	1,815,779
†Integrated Device Technology	89,947	1,810,633
Intersil Class A	91,744	1,242,214
†Microsemi	76,200	2,490,216
†Silicon Laboratories	25,630	1,249,206
†Synaptics	24,397	1,311,339
Teradyne	135,719	2,672,307

		18,628,272

Software–4.46%
†ACI Worldwide	79,108	1,543,397
†ANSYS	58,588	5,316,861
†Cadence Design Systems	202,012	4,908,892
CDK Global	104,179	5,780,893
†CommVault Systems	27,895	1,204,785
Fair Isaac	20,829	2,353,885
†Fortinet	96,874	3,060,250
†Manhattan Associates	48,482	3,109,151
Mentor Graphics	66,768	1,419,488
†PTC	76,111	2,860,251
†Synopsys	101,918	5,511,725

LVIP SSGA Mid-Cap Index Fund–7

LVIP SSGA Mid-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
†Tyler Technologies	21,864	$3,644,947
†Ultimate Software Group	19,204	4,038,409

		44,752,934

Specialty Retail–2.06%
Aaron’s	42,894	938,950
Abercrombie & Fitch	44,670	795,573
American Eagle Outfitters	110,370	1,758,194
†Ascena Retail Group	113,433	792,897
†Cabela’s	32,015	1,602,671
Chico’s FAS	88,755	950,566
CST Brands	50,188	2,162,099
Dick’s Sporting Goods	59,823	2,695,624
GameStop Class A	69,500	1,847,310
Guess	42,257	635,968
†Murphy USA	24,617	1,825,597
†Office Depot	328,187	1,086,299
†Restoration Hardware Holdings	24,800	711,264
Williams-Sonoma	54,934	2,863,709

		20,666,721

Technology Hardware, Storage & Peripherals–0.59%
†3D Systems	70,699	967,869
Diebold	43,283	1,074,717
Lexmark International Class A	42,363	1,599,203
†NCR	82,960	2,303,799

		5,945,588

Textiles, Apparel & Luxury Goods–1.00%
Carter’s	34,095	3,630,095
†Deckers Outdoor	21,587	1,241,684
†Fossil Group	27,500	784,575
†Kate Spade & Co	85,062	1,753,128
†Skechers U.S.A. Class A	89,553	2,661,515

		10,070,997

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Thrifts & Mortgage Finance–0.64%
New York Community Bancorp	326,958	$4,901,100
Washington Federal	60,825	1,475,615

		6,376,715

Trading Companies & Distributors–0.72%
GATX	27,916	1,227,467
MSC Industrial Direct	32,056	2,261,871
†NOW	71,242	1,292,330
Watsco	17,075	2,402,282

		7,183,950

Water Utilities–0.42%
Aqua America	119,050	4,245,323

		4,245,323

Wireless Telecommunication Services–0.19%
Telephone & Data Systems	62,798	1,862,589

		1,862,589

Total Common Stock (Cost $942,679,341)		979,521,465

MONEY MARKET FUND–2.01%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	20,149,868	20,149,868

Total Money Market Fund (Cost $20,149,868)		20,149,868

TOTAL VALUE OF SECURITIES–99.73% (Cost $962,829,209)	999,671,333
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.27%	2,702,044

NET ASSETS APPLICABLE TO 96,090,372 SHARES OUTSTANDING–100.00%	$1,002,373,377

NET ASSET VALUE PER SHARE–LVIP SSGA MID-CAP INDEX FUND STANDARD CLASS ($1,002,362,769 / 96,089,354 Shares)	$10.432

NET ASSET VALUE PER SHARE–LVIP SSGA MID-CAP INDEX FUND SERVICE CLASS ($10,608 / 1,018 Shares)	$10.420

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$963,427,266
Undistributed net investment income	8,825,123
Accumulated net realized loss on investments	(6,743,426)
Net unrealized appreciation of investments and derivatives	36,864,414

Total net assets	$1,002,373,377

†  Non-income producing for the period.

LVIP SSGA Mid-Cap Index Fund–8

LVIP SSGA Mid-Cap Index Fund

Statement of Net Assets (continued)

«

Includes $1,416,660 cash collateral held at broker for futures contracts, $10,999,375 payable for securities purchased $241,484 due to manager and affiliates, $39 prepaid printing and mailing fees to Lincoln Life and $390,155 payable for fund shares redeemed as of June 30, 2016.

The following futures contract was outstanding at June 30, 2016:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
159	E-mini S&P MidCap 400 Index	$23,716,410	$23,738,700	9/19/16	$22,290

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

IT–Information Technology

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Mid-Cap Index Fund–9

LVIP SSGA Mid-Cap Index Fund

Statement of Operations

Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME:
Dividends	$9,385,436

EXPENSES:
Management fees	1,517,176
Accounting and administration expenses	141,302
Index fees	114,041
Professional fees	29,057
Trustees’ fees and expenses	14,990
Reports and statements to shareholders	8,906
Custodian fees	8,822
Consulting fees	1,760
Pricing fees	615
Distribution fees-Service Class	12
Other	5,406

1,842,087
Less management fees waived	(4,960)

Total operating expenses	1,837,127

NET INVESTMENT INCOME	7,548,309

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(8,088,604)
Futures contracts	2,079,183

Net realized loss	(6,009,421)

Net change in unrealized appreciation (depreciation) of:
Investments	91,176,512
Futures contracts	(95,885)

Net change in unrealized appreciation (depreciation)	91,080,627

NET REALIZED AND UNREALIZED GAIN	85,071,206

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$92,619,515

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Mid-Cap Index Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$7,548,309	$11,794,592
Net realized gain (loss)	(6,009,421)	9,271,270
Net change in unrealized appreciation (depreciation)	91,080,627	(62,290,659)

Net increase (decrease) in net assets resulting from operations	92,619,515	(41,224,797)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(10,408,877)
Service Class	—	(66)
Net realized gain:
Standard Class	—	(9,702,881)
Service Class	—	(86)

	—	(20,111,910)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	76,159,389	527,108,136
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	20,111,758
Service Class	—	152

	76,159,389	547,220,046

Cost of shares redeemed:
Standard Class	(287,738,085)	(58,224,798)

	(287,738,085)	(58,224,798)

Increase (Decrease) in net assets derived from capital share transactions	(211,578,696)	488,995,248

NET DECREASE IN NET ASSETS	(118,959,181)	427,658,541
NET ASSETS:
Beginning of period	1,121,332,558	693,674,017

End of period	$1,002,373,377	$1,121,332,558

Undistributed (Distributions in excess of) net investment income	$8,825,123	$1,276,814

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Mid-Cap Index Fund–10

LVIP SSGA Mid-Cap Index Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA Mid-Cap Index Fund Standard Class
	Six Months Ended 6/30/16[1] (unaudited)	Year Ended 12/31/15	9/2/14[2] to 12/31/14

Net asset value, beginning of period	$9.682	$10.107	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.065	0.123	0.043
Net realized and unrealized gain (loss)	0.685	(0.371)	0.091

Total from investment operations	0.750	(0.248)	0.134

Less dividends and distributions from:
Net investment income	—	(0.092)	(0.027)
Net realized gain	—	(0.085)	—

Total dividends and distributions	—	(0.177)	(0.027)

Net asset value, end of period	$10.432	$9.682	$10.107

Total return[4]	7.75%	(2.48% )	1.35%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,002,363	$1,121,323	$693,664
Ratio of expenses to average net assets	0.33%	0.32%	0.33%
Ratio of net investment income to average net assets	1.34%	1.20%	1.33%
Portfolio turnover	16%	20%	4%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Mid-Cap Index Fund–11

LVIP SSGA Mid-Cap Index Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA Mid-Cap Index Fund Service Class
	Six Months Ended 6/30/16[1] (unaudited)	Year Ended 12/31/15		9/2/14[2] to 12/31/14

Net asset value, beginning of period	$9.683	$10.106		$10.000

Income (loss) from investment operations:
Net investment income[3]	0.053	0.098		0.035
Net realized and unrealized gain (loss)	0.684	(0.370)		0.090

Total from investment operations.	0.737	(0.272)		0.125

Less dividends and distributions from:
Net investment income	—	(0.066)		(0.019)
Net realized gain	—	(0.085)		—

Total dividends and distributions	—	(0.151)		(0.019)

Net asset value, end of period	$10.420	$9.683		$10.106

Total return[4]	7.61%	(2.72%	)	1.27%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10	$10		$10
Ratio of expenses to average net assets	0.58%	0.57%		0.58%
Ratio of net investment income to average net assets	1.09%	0.95%		1.08%
Portfolio turnover	16%	20%		4%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Mid-Cap Index Fund–12

LVIP SSGA Mid-Cap Index Fund

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Mid-Cap Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Open-end investment companies are valued at their published net asset value. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closure or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2016 and for all open tax years (years ended December 31, 2014 - December 31, 2015), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2016, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP SSGA Mid-Cap Index Fund–13

LVIP SSGA Mid-Cap Index Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2016.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.27% of the average daily net assets of the Fund. Effective April 1, 2016, LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.002% of the first $1 billion of the average daily net assets of the Fund. This agreement will continue through at least April 30, 2017, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2016, costs for these administrative and legal services were as follows:

Administrative	$29,789
Legal	8,189

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $689 for the six months ended June 30, 2016.

The Fund offers Standard Class and Service Class shares. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual distribution and/or service fee (“12b-1 Fee”) at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the 12b-1 Fee is limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2016, the Fund had liabilities payable and prepaid expenses to affiliates as follows:

Management fees payable to LIAC	$241,482
Distribution fees payable to LFD	2
Prepaid printing and mailing fees to Lincoln Life	39

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

At June 30, 2016, Lincoln Life directly owned 100.00% of the Service Class shares of the Fund.

3. Investments

For the six months ended June 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$173,486,998
Sales	373,331,455

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$962,829,209

Aggregate unrealized appreciation	$111,079,742
Aggregate unrealized depreciation	(74,237,618)

Net unrealized appreciation	$36,842,124

LVIP SSGA Mid-Cap Index Fund–14

LVIP SSGA Mid-Cap Index Fund

Notes to Financial Statements (continued)

3. Investments (continued)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

Level 1
Common Stock.	$979,521,465
Money Market Fund	20,149,868

Total	$999,671,333

Futures Contracts	$22,290

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/16	Year Ended 12/31/15
Shares sold:
Standard Class	8,275,142	50,830,721
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	2,059,605
Service Class	—	16

	8,275,142	52,890,342

Shares redeemed:
Standard Class	(27,999,535)	(5,706,238)

	(27,999,535)	(5,706,238)

Net increase (decrease)	(19,724,393)	47,184,104

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits

LVIP SSGA Mid-Cap Index Fund–15

LVIP SSGA Mid-Cap Index Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2016 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	$22,290	Receivables and other assets net of liabilities	$—

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$2,079,183	$(95,885)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2016. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2016.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$29,432,128	$—

6. Market Risk

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2016. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP SSGA Mid-Cap Index Fund–16

LVIP SSGA S&P 500 Index Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2016

LVIP SSGA S&P 500 Index Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA S&P 500 Index Fund

Disclosure

      OF FUND EXPENSES (unaudited)

For the Period January 1, 2016 to June 30, 2016

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*

Actual
Standard Class Shares	$1,000.00	$1,037.10	0.22%	$1.11
Service Class Shares	1,000.00	1,035.80	0.47%	2.38

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.77	0.22%	$1.11
Service Class Shares	1,000.00	1,022.53	0.47%	2.36

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP SSGA S&P 500 Index Fund–1

LVIP SSGA S&P 500 Index Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2016

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets

Common Stock	98.41%

Aerospace & Defense	2.60%
Air Freight & Logistics	0.72%
Airlines	0.49%
Auto Components	0.32%
Automobiles	0.53%
Banks	5.13%
Beverages	2.31%
Biotechnology	2.86%
Building Products	0.14%
Capital Markets	1.75%
Chemicals	2.02%
Commercial Services & Supplies	0.63%
Communications Equipment	0.97%
Construction & Engineering	0.09%
Construction Materials	0.15%
Consumer Finance	0.70%
Containers & Packaging	0.30%
Distributors	0.13%
Diversified Consumer Services	0.03%
Diversified Financial Services	1.96%
Diversified Telecommunication Services	2.87%
Electric Utilities	2.02%
Electrical Equipment	0.53%
Electronic Equipment, Instruments & Components	0.35%
Energy Equipment & Services	1.07%
Food & Staples Retailing	2.32%
Food Products	1.83%
Gas Utilities	0.04%
Health Care Equipment & Supplies	2.40%
Health Care Providers & Services	2.72%
Health Care Technology	0.10%
Hotels, Restaurants & Leisure	1.71%
Household Durables	0.47%
Household Products	2.01%
Independent Power & Renewable Electricity Producers	0.07%
Industrial Conglomerates	2.56%
Insurance	2.65%
Internet & Catalog Retail	2.15%
Internet Software & Services	4.06%
IT Services	3.62%
Leisure Products	0.11%
Life Sciences Tools & Services	0.60%
Machinery	1.25%

Security Type/Sector	Percentage of Net Assets

Media	2.68%
Metals & Mining	0.34%
Multiline Retail	0.62%
Multi-Utilities	1.34%
Oil, Gas & Consumable Fuels	6.17%
Personal Products	0.11%
Pharmaceuticals	5.72%
Professional Services	0.30%
Real Estate Investment Trusts	3.05%
Real Estate Management & Development	0.04%
Road & Rail	0.78%
Semiconductors & Semiconductor Equipment	2.79%
Software	4.11%
Specialty Retail	2.56%
Technology Hardware, Storage & Peripherals	3.56%
Textiles, Apparel & Luxury Goods	0.82%
Tobacco	1.82%
Trading Companies & Distributors	0.18%
Water Utilities	0.08%
Money Market Fund	1.39%
Short-Term Investment	0.17%
Total Value of Securities	99.97%
Receivables and Other Assets Net of Liabilities	0.03%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets

Apple	2.83%
Microsoft	2.18%
Exxon Mobil	2.10%
Johnson & Johnson	1.80%
General Electric	1.56%
Amazon.com	1.50%
Berkshire Hathaway Class B	1.47%
AT&T	1.44%
Facebook Class A	1.43%
Verizon Communications	1.23%
Total	17.54%

IT–Information Technology

LVIP SSGA S&P 500 Index Fund–2

LVIP SSGA S&P 500 Index Fund

Statement of Net Assets

June 30, 2016 (unaudited)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK–98.41%
Aerospace & Defense–2.60%
Boeing	216,489	$ 28,115,426
General Dynamics	106,380	14,812,351
Honeywell International	279,272	32,484,919
L-3 Communications Holdings	28,676	4,206,482
Lockheed Martin	94,403	23,427,992
Northrop Grumman	65,733	14,611,131
Raytheon	107,501	14,614,761
Rockwell Collins	47,305	4,027,548
Textron	97,822	3,576,372
†TransDigm Group	19,400	5,115,586
United Technologies	282,459	28,966,170

		173,958,738

Air Freight & Logistics–0.72%
CH Robinson Worldwide	51,527	3,825,880
Expeditors International of Washington	67,776	3,323,735
FedEx	92,103	13,979,393
United Parcel Service Class B	249,524	26,878,725

		48,007,733

Airlines–0.49%
Alaska Air Group	44,700	2,605,563
American Airlines Group	209,000	5,916,790
Delta Air Lines	282,000	10,273,260
Southwest Airlines	232,481	9,115,580
†United Continental Holdings	119,700	4,912,488

		32,823,681

Auto Components–0.32%
BorgWarner	79,998	2,361,541
Delphi Automotive	101,424	6,349,142
Goodyear Tire & Rubber	96,337	2,472,007
Johnson Controls	233,837	10,349,626

		21,532,316

Automobiles–0.53%
Ford Motor	1,417,102	17,812,972
General Motors	505,306	14,300,160
Harley-Davidson	68,393	3,098,203

		35,211,335

Banks–5.13%
Bank of America	3,709,101	49,219,770
BB&T	295,926	10,537,925
Citigroup	1,058,862	44,885,160
Citizens Financial Group	187,100	3,738,258
Comerica	63,052	2,593,329
Fifth Third Bancorp	286,512	5,039,746
Huntington Bancshares	285,820	2,555,231
JPMorgan Chase	1,319,060	81,966,388
KeyCorp	307,095	3,393,400
M&T Bank	57,085	6,749,160

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Banks (continued)
People’s United Financial	108,817	$ 1,595,257
PNC Financial Services Group	180,046	14,653,944
Regions Financial	472,614	4,021,945
SunTrust Banks	184,764	7,590,105
U.S. Bancorp	593,056	23,917,948
Wells Fargo	1,660,282	78,581,147
Zions Bancorporation	71,242	1,790,311

		342,829,024

Beverages–2.31%
Brown-Forman Class B	37,670	3,757,959
Coca-Cola	1,399,997	63,461,864
Constellation Brands Class A	64,135	10,607,929
Dr Pepper Snapple Group	68,258	6,595,771
Molson Coors Brewing Class B	64,517	6,524,604
†Monster Beverage	51,017	8,198,942
PepsiCo	519,275	55,011,993

		154,159,062

Biotechnology–2.86%
AbbVie	580,210	35,920,801
†Alexion Pharmaceuticals	82,005	9,574,904
Amgen	270,057	41,089,173
†Biogen	78,849	19,067,265
†Celgene	281,240	27,738,701
Gilead Sciences	481,549	40,170,818
†Regeneron Pharmaceuticals	28,462	9,939,784
†Vertex Pharmaceuticals	87,300	7,509,546

		191,010,992

Building Products–0.14%
Allegion	33,625	2,334,584
Fortune Brands Home & Security	55,400	3,211,538
Masco	122,721	3,796,988

		9,343,110

Capital Markets–1.75%
†Affiliated Managers Group	19,500	2,745,015
Ameriprise Financial	63,582	5,712,843
Bank of New York Mellon	391,203	15,198,237
BlackRock	45,891	15,719,044
Charles Schwab	437,425	11,071,227
†E*TRADE Financial	101,343	2,380,547
Franklin Resources	137,656	4,593,581
Goldman Sachs Group	141,086	20,962,558
Invesco	151,239	3,862,644
Legg Mason	36,847	1,086,618
Morgan Stanley	555,720	14,437,606
Northern Trust	77,684	5,147,342
State Street	143,090	7,715,413
T. Rowe Price Group	91,435	6,672,012

		117,304,687

LVIP SSGA S&P 500 Index Fund–3

LVIP SSGA S&P 500 Index Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Chemicals–2.02%
Air Products & Chemicals	68,999	$ 9,800,618
Albemarle	40,600	3,219,986
CF Industries Holdings	80,590	1,942,219
Dow Chemical	405,857	20,175,151
Eastman Chemical	52,227	3,546,213
Ecolab	94,159	11,167,257
EI du Pont de Nemours	316,660	20,519,568
FMC	46,801	2,167,354
International Flavors & Fragrances	28,420	3,582,909
LyondellBasell Industries Class A	123,860	9,217,661
Monsanto	160,052	16,550,977
Mosaic	123,247	3,226,606
PPG Industries	96,256	10,025,062
Praxair	102,284	11,495,699
Sherwin-Williams	28,016	8,227,459

		134,864,739

Commercial Services & Supplies–0.63%
Cintas	31,808	3,121,319
Iron Mountain	89,100	3,548,853
Pitney Bowes	70,554	1,255,861
Republic Services	85,837	4,404,296
S&P Global	97,179	10,423,420
†Stericycle	29,701	3,092,468
Tyco International	155,363	6,618,464
Waste Management	150,071	9,945,205

		42,409,886

Communications Equipment–0.97%
Cisco Systems	1,807,624	51,860,733
†F5 Networks	25,896	2,948,001
Harris	43,458	3,626,136
Juniper Networks	127,104	2,858,569
Motorola Solutions	57,102	3,767,019

		65,060,458

Construction & Engineering–0.09%
Fluor	51,837	2,554,527
†Jacobs Engineering Group	45,834	2,282,992
†Quanta Services	58,087	1,342,971

		6,180,490

Construction Materials–0.15%
Martin Marietta Materials	24,500	4,704,000
Vulcan Materials	46,963	5,652,467

		10,356,467

Consumer Finance–0.70%
American Express	293,750	17,848,250
Capital One Financial	190,130	12,075,156
Discover Financial Services	147,811	7,921,191
Navient	133,464	1,594,895

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Consumer Finance (continued)
†Synchrony Financial	297,368	$ 7,517,463

		46,956,955

Containers & Packaging–0.30%
Avery Dennison	31,943	2,387,739
Ball	48,478	3,504,475
International Paper	148,701	6,301,948
†Owens-Illinois	57,882	1,042,455
Sealed Air	74,097	3,406,239
WestRock	92,018	3,576,740

		20,219,596

Distributors–0.13%
Genuine Parts	53,641	5,431,151
†LKQ	109,600	3,474,320

		8,905,471

Diversified Consumer Services–0.03%
H&R Block	84,114	1,934,622

		1,934,622

Diversified Financial Services–1.96%
†Berkshire Hathaway Class B	677,469	98,090,736
CME Group	119,753	11,663,942
Intercontinental Exchange	42,126	10,782,571
Leucadia National	111,225	1,927,529
Moody’s	62,142	5,823,327
Nasdaq	41,177	2,662,917

		130,951,022

Diversified Telecommunication Services–2.87%
AT&T	2,225,635	96,169,688
CenturyLink	200,303	5,810,790
Frontier Communications	416,649	2,058,246
†Level 3 Communications	104,700	5,391,003
Verizon Communications	1,473,758	82,294,647

		191,724,374

Electric Utilities–2.02%
Alliant Energy	82,000	3,255,400
American Electric Power	178,878	12,537,559
Duke Energy	247,148	21,202,827
Edison International	114,304	8,877,992
Entergy	63,372	5,155,312
Eversource Energy	111,174	6,659,323
Exelon	327,956	11,924,480
FirstEnergy	147,706	5,156,416
NextEra Energy	167,358	21,823,483
Pinnacle West Capital	39,983	3,241,022
PPL	240,298	9,071,249
Southern	339,326	18,198,053
Xcel Energy	177,477	7,947,420

		135,050,536

LVIP SSGA S&P 500 Index Fund–4

LVIP SSGA S&P 500 Index Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Electrical Equipment–0.53%
Acuity Brands	15,700	$ 3,892,972
AMETEK	86,300	3,989,649
Eaton	166,017	9,916,195
Emerson Electric	233,230	12,165,277
Rockwell Automation	48,290	5,544,658

		35,508,751

Electronic Equipment, Instruments & Components–0.35%
Amphenol Class A	109,832	6,296,669
Corning	398,560	8,162,509
FLIR Systems	49,450	1,530,477
TE Connectivity	132,411	7,561,992

		23,551,647

Energy Equipment & Services–1.07%
Baker Hughes	156,297	7,053,684
Diamond Offshore Drilling	23,552	573,020
†FMC Technologies	82,116	2,190,034
Halliburton	304,837	13,806,068
Helmerich & Payne	38,008	2,551,477
National Oilwell Varco	135,690	4,565,969
Schlumberger	499,273	39,482,509
Transocean	119,500	1,420,855

		71,643,616

Food & Staples Retailing–2.32%
Costco Wholesale	159,748	25,086,826
CVS Health	388,321	37,177,853
Kroger	354,946	13,058,463
Sysco	187,218	9,499,441
Walgreens Boots Alliance	312,162	25,993,730
Wal-Mart Stores	552,095	40,313,977
Whole Foods Market	126,300	4,044,126

		155,174,416

Food Products–1.83%
Archer-Daniels-Midland	215,923	9,260,937
Campbell Soup	62,850	4,181,411
ConAgra Foods	153,952	7,360,445
General Mills	216,012	15,405,976
Hershey	51,930	5,893,536
Hormel Foods	94,272	3,450,355
JM Smucker	42,547	6,484,588
Kellogg	89,577	7,313,962
Kraft Heinz	216,124	19,122,652
McCormick & Co	41,319	4,407,498
Mead Johnson Nutrition	66,259	6,013,004
Mondelez International	569,708	25,927,411
Tyson Foods Class A	108,550	7,250,055

		122,071,830

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Gas Utilities–0.04%
AGL Resources	41,983	$ 2,769,618

		2,769,618

Health Care Equipment & Supplies–2.40%
Abbott Laboratories	526,903	20,712,557
Baxter International	192,522	8,705,845
Becton Dickinson	77,101	13,075,559
†Boston Scientific	479,187	11,198,600
C.R. Bard	26,337	6,193,409
DENTSPLY SIRONA	86,375	5,358,705
†Edwards Lifesciences	76,616	7,640,914
†Hologic	88,400	3,058,640
†Intuitive Surgical	13,223	8,745,824
Medtronic	504,996	43,818,503
St. Jude Medical	100,342	7,826,676
Stryker	112,412	13,470,330
†Varian Medical Systems	35,132	2,888,904
Zimmer Biomet Holdings	65,390	7,871,648

		160,566,114

Health Care Providers & Services–2.72%
Aetna	127,244	15,540,310
AmerisourceBergen	66,378	5,265,103
Anthem	93,288	12,252,446
Cardinal Health	120,161	9,373,760
†Centene	60,800	4,339,296
Cigna	93,156	11,923,036
†DaVita HealthCare Partners	60,328	4,664,561
†Express Scripts Holding	226,732	17,186,286
†HCA Holdings	113,400	8,732,934
†Henry Schein	29,500	5,215,600
Humana	52,332	9,413,480
†Laboratory Corp of America Holdings	34,947	4,552,546
McKesson	81,487	15,209,549
Patterson	30,024	1,437,849
@Quest Diagnostics	50,611	4,120,242
UnitedHealth Group	341,446	48,212,175
Universal Health Services Class B	32,000	4,291,200

		181,730,373

Health Care Technology–0.10%
†Cerner	109,929	6,441,839

		6,441,839

Hotels, Restaurants & Leisure–1.71%
Carnival	162,391	7,177,682
†Chipotle Mexican Grill	10,922	4,398,945
Darden Restaurants	40,630	2,573,504
Marriott International Class A	71,083	4,724,176
McDonald’s	317,418	38,198,082
Royal Caribbean Cruises	61,200	4,109,580
Starbucks	536,606	30,650,935
Starwood Hotels & Resorts Worldwide	60,805	4,496,530

LVIP SSGA S&P 500 Index Fund–5

LVIP SSGA S&P 500 Index Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Wyndham Worldwide	42,173	$ 3,003,983
Wynn Resorts	28,350	2,569,644
Yum Brands	146,424	12,141,478

		114,044,539

Household Durables–0.47%
DR Horton	116,474	3,666,602
Garmin	42,324	1,795,384
Harman International Industries	24,006	1,724,111
Leggett & Platt	48,336	2,470,453
Lennar	62,643	2,887,842
†Mohawk Industries	21,700	4,117,792
Newell Brands	163,503	7,941,341
PulteGroup	117,141	2,283,078
Whirlpool	27,308	4,550,605

		31,437,208

Household Products–2.01%
Church & Dwight	46,500	4,784,385
Clorox	45,885	6,350,025
Colgate-Palmolive	324,352	23,742,566
Kimberly-Clark	131,231	18,041,638
Procter & Gamble	962,368	81,483,699

		134,402,313

Independent Power & Renewable Electricity Producers–0.07%
AES	248,815	3,105,211
NRG Energy	118,655	1,778,638

		4,883,849

Industrial Conglomerates–2.56%
3M	218,971	38,346,202
Danaher	217,201	21,937,301
General Electric	3,324,583	104,657,873
Roper Technologies	35,164	5,997,572

		170,938,948

Insurance–2.65%
Aflac	153,511	11,077,354
Allstate	135,072	9,448,286
American International Group	404,544	21,396,332
Aon	100,096	10,933,486
Arthur J. Gallagher & Co	63,400	3,017,840
Assurant	23,816	2,055,559
Chubb	167,446	21,886,867
Cincinnati Financial	52,875	3,959,809
Hartford Financial Services Group	147,989	6,567,752
*Lincoln National	91,136	3,533,343
Loews	105,008	4,314,779
Marsh & McLennan	188,469	12,902,588
MetLife	394,915	15,729,464
Principal Financial Group	95,833	3,939,695
Progressive	207,718	6,958,553

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Insurance (continued)
Prudential Financial	158,125	$ 11,280,637
Torchmark	41,479	2,564,232
Travelers	109,106	12,987,978
Unum Group	89,211	2,836,018
Willis Towers Watson	48,773	6,062,972
XL Group	109,742	3,655,506

		177,109,050

Internet & Catalog Retail–2.15%
†Amazon.com	139,858	100,085,182
Expedia	41,749	4,437,919
†Netflix	155,700	14,243,436
†Priceline Group	17,775	22,190,488
†TripAdvisor	39,134	2,516,316

		143,473,341

Internet Software & Services–4.06%
†Akamai Technologies	62,403	3,490,200
†Alphabet Class A Class A	106,220	74,728,957
†Alphabet Class C Class C	106,798	73,914,896
†eBay	399,744	9,358,007
†Facebook Class A	835,800	95,515,224
†VeriSign	35,587	3,076,852
†Yahoo	309,223	11,614,416

		271,698,552

IT Services–3.62%
Accenture Class A	227,967	25,826,381
†Alliance Data Systems	21,900	4,290,648
Automatic Data Processing	163,268	14,999,431
†Cognizant Technology Solutions Class A	221,716	12,691,024
CSRA	49,285	1,154,748
Fidelity National Information Services	100,489	7,404,030
†Fiserv	79,612	8,656,213
Global Payments	55,226	3,942,032
International Business Machines	319,063	48,427,382
MasterCard Class A	355,820	31,333,509
Paychex	114,576	6,817,272
†PayPal Holdings	400,044	14,605,606
†Teradata	47,428	1,189,020
Total System Services	58,068	3,083,991
Visa Class A	689,428	51,134,875
Western Union	183,387	3,517,363
@Xerox	339,485	3,221,713

		242,295,238

Leisure Products–0.11%
Hasbro	39,684	3,333,059
Mattel	118,368	3,703,735

		7,036,794

LVIP SSGA S&P 500 Index Fund–6

LVIP SSGA S&P 500 Index Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Life Sciences Tools & Services–0.60%
Agilent Technologies	117,037	$ 5,191,761
†Illumina	51,400	7,215,532
PerkinElmer	39,675	2,079,763
Thermo Fisher Scientific	143,953	21,270,495
†Waters	29,216	4,109,230

		39,866,781

Machinery–1.25%
Caterpillar	211,281	16,017,213
Cummins	59,629	6,704,685
Deere & Co	110,500	8,954,920
Dover	55,851	3,871,591
Flowserve	47,884	2,162,920
Illinois Tool Works	117,519	12,240,779
Ingersoll-Rand	93,175	5,933,384
PACCAR	127,655	6,621,465
Parker-Hannifin	47,582	5,141,235
Pentair	65,594	3,823,474
Snap-on	20,375	3,215,583
Stanley Black & Decker	54,640	6,077,061
Xylem	63,873	2,851,929

		83,616,239

Media–2.68%
CBS Class B	155,803	8,481,915
†Charter Communications Class A	1	219
Comcast Class A	873,972	56,974,235
†Discovery Communications Class A	52,143	1,315,568
†Discovery Communications Class C	91,943	2,192,841
Interpublic Group	147,580	3,409,098
News Class A	135,890	1,542,351
News Class B	38,200	445,794
Omnicom Group	87,097	7,097,535
Scripps Networks Interactive Class A	33,553	2,089,345
TEGNA	79,305	1,837,497
Time Warner	285,933	21,027,513
Twenty-First Century Fox Class A	400,357	10,829,657
Twenty-First Century Fox Class B	152,900	4,166,525
Viacom Class B	123,923	5,139,087
Walt Disney	539,190	52,743,566

		179,292,746

Metals & Mining–0.34%
Alcoa	483,181	4,479,088
Freeport-McMoRan	459,061	5,113,940
Newmont Mining	193,932	7,586,620
Nucor	111,943	5,531,104

		22,710,752

Multiline Retail–0.62%
Dollar General	102,929	9,675,326
†Dollar Tree	83,683	7,886,286
Kohl’s	70,903	2,688,642

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Multiline Retail (continued)
Macy’s	112,117	$ 3,768,252
Nordstrom	49,411	1,880,089
Target	220,338	15,383,999

		41,282,594

Multi-Utilities–1.34%
Ameren	85,201	4,565,070
CenterPoint Energy	150,835	3,620,040
CMS Energy	96,538	4,427,233
Consolidated Edison	110,012	8,849,365
Dominion Resources	217,010	16,911,589
DTE Energy	62,092	6,154,559
NiSource	110,795	2,938,283
PG&E	174,473	11,152,314
Public Service Enterprise Group	182,489	8,505,812
SCANA	49,706	3,760,756
Sempra Energy	83,388	9,507,900
TECO Energy	78,862	2,179,746
WEC Energy Group	110,658	7,225,967

		89,798,634

Oil, Gas & Consumable Fuels–6.17%
Anadarko Petroleum	181,227	9,650,338
Apache	135,726	7,555,866
Cabot Oil & Gas	168,696	4,342,235
†Chesapeake Energy	182,105	779,409
Chevron	676,634	70,931,542
Cimarex Energy	33,700	4,021,084
Columbia Pipeline Group	137,895	3,514,944
†Concho Resources	45,900	5,474,493
ConocoPhillips	449,210	19,585,556
Devon Energy	186,614	6,764,757
EOG Resources	200,002	16,684,167
EQT	62,607	4,847,660
Exxon Mobil	1,499,110	140,526,571
Hess	96,620	5,806,862
Kinder Morgan	660,081	12,356,716
Marathon Oil	302,129	4,534,956
Marathon Petroleum	189,020	7,175,199
Murphy Oil	58,565	1,859,439
†Newfield Exploration	73,397	3,242,679
Noble Energy	151,585	5,437,354
Occidental Petroleum	277,498	20,967,749
ONEOK	73,077	3,467,504
Phillips 66	169,771	13,469,631
Pioneer Natural Resources	59,514	8,999,112
Range Resources	59,106	2,549,833
†Southwestern Energy	133,050	1,673,769
Spectra Energy	241,690	8,853,105
Tesoro	43,861	3,286,066
Valero Energy	174,245	8,886,4.95

LVIP SSGA S&P 500 Index Fund–7

LVIP SSGA S&P 500 Index Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Williams	243,318	$ 5,262,968

		412,508,059

Personal Products–0.11%
Estee Lauder Class A	78,567	7,151,168

		7,151,168

Pharmaceuticals–5.72%
†Allergan	143,303	33,115,890
Bristol-Myers Squibb	599,526	44,095,137
Eli Lilly & Co	353,452	27,834,345
†Endo International	71,500	1,114,685
Johnson & Johnson	991,881	120,315,165
†Mallinckrodt	40,800	2,479,824
Merck	996,981	57,436,075
†Mylan	147,305	6,369,468
Perrigo	52,151	4,728,531
Pfizer	2,192,648	77,203,136
Zoetis	162,721	7,722,739

		382,414,995

Professional Services–0.30%
Dun & Bradstreet	13,178	1,605,608
Equifax	42,618	5,472,151
Nielsen Holdings	130,900	6,802,873
Robert Half International	47,717	1,820,881
†Verisk Analytics Class A	55,000	4,459,400

		20,160,913

Real Estate Investment Trusts–3.05%
American Tower	154,203	17,519,003
Apartment Investment & Management	56,213	2,482,366
AvalonBay Communities	49,948	9,010,120
Boston Properties	55,212	7,282,463
Crown Castle International	117,965	11,965,190
Digital Realty Trust	52,400	5,711,076
Equinix	24,342	9,438,124
Equity Residential	128,742	8,867,749
Essex Property Trust	23,600	5,382,924
Extra Space Storage	43,800	4,053,252
Federal Realty Investment Trust	24,600	4,072,530
Four Corners Property Trust	1	21
General Growth Properties	208,500	6,217,470
HCP	166,323	5,884,508
Host Hotels & Resorts	265,751	4,307,824
Kimco Realty	143,945	4,516,994
Macerich	48,010	4,099,574
Prologis	185,389	9,091,477
Public Storage	53,651	13,712,659
Realty Income	91,000	6,311,760
Simon Property Group	112,448	24,389,971
SL Green Realty	34,900	3,715,803
UDR	93,300	3,444,636

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
Ventas	119,495	$ 8,701,626
Vornado Realty Trust	63,174	6,324,981
Welltower	126,101	9,605,113
Weyerhaeuser	266,507	7,933,913

		204,043,127

Real Estate Management & Development–0.04%
†CBRE Group Class A	98,176	2,599,700

		2,599,700

Road & Rail–0.78%
CSX	346,504	9,036,824
JB Hunt Transport Services	32,400	2,622,132
Kansas City Southern	38,738	3,489,906
Norfolk Southern	107,532	9,154,199
Ryder System	18,586	1,136,348
Union Pacific	304,202	26,541,625

		51,981,034

Semiconductors & Semiconductor Equipment–2.79%
Analog Devices	112,422	6,367,582
Applied Materials	403,953	9,682,753
Broadcom	132,785	20,634,789
†First Solar	26,332	1,276,575
Intel	1,697,028	55,662,518
KLA-Tencor	56,221	4,118,188
Lam Research	56,750	4,770,405
Linear Technology	83,733	3,896,096
Microchip Technology	77,303	3,923,900
†Micron Technology	376,759	5,184,204
NVIDIA	180,310	8,476,373
†Qorvo	52,100	2,879,046
QUALCOMM	531,024	28,446,956
Skyworks Solutions	66,900	4,233,432
Texas Instruments	362,924	22,737,189
Xilinx	92,855	4,283,401

		186,573,407

Software–4.11%
Activision Blizzard	177,800	7,046,214
†Adobe Systems	181,200	17,357,148
†Autodesk	79,903	4,325,948
@CA	112,419	3,690,716
†Citrix Systems	56,456	4,521,561
†Electronic Arts	109,179	8,271,401
Intuit	93,540	10,439,999
Microsoft	2,843,388	145,496,163
Oracle	1,125,278	46,057,629
†Red Hat	65,903	4,784,558
†salesforce.com	229,236	18,203,631
Symantec	215,525	4,426,883

		274,621,851

LVIP SSGA S&P 500 Index Fund–8

LVIP SSGA S&P 500 Index Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Specialty Retail–2.56%
Advance Auto Parts	25,800	$ 4,170,054
†AutoNation	26,206	1,231,158
†AutoZone	11,027	8,753,674
Bed Bath & Beyond	60,526	2,615,934
Best Buy	112,377	3,438,736
†CarMax	74,209	3,638,467
Foot Locker	49,100	2,693,626
Gap	84,850	1,800,517
Home Depot	449,785	57,433,047
L Brands	91,643	6,151,995
Lowe’s	320,397	25,365,830
†O’Reilly Automotive	35,057	9,503,953
Ross Stores	147,226	8,346,242
Signet Jewelers	28,300	2,332,203
Staples	224,535	1,935,492
Tiffany & Co	39,515	2,396,190
TJX	243,346	18,793,612
Tractor Supply	47,700	4,349,286
†Ulta Salon Cosmetics & Fragrance	22,700	5,530,628
†Urban Outfitters	35,117	965,718

		171,446,362

Technology Hardware, Storage & Peripherals–3.56%
Apple	1,980,289	189,315,628
EMC	707,667	19,227,312
Hewlett Packard Enterprise	613,976	11,217,342
HP	635,676	7,977,734
NetApp	107,043	2,632,187
Seagate Technology	109,172	2,659,430
Western Digital	99,035	4,680,372

		237,710,005

Textiles, Apparel & Luxury Goods–0.82%
Coach	96,734	3,940,943
Hanesbrands	141,900	3,565,947
†Michael Kors Holdings	69,000	3,414,120
NIKE Class B	490,168	27,057,274
PVH	28,933	2,726,357
Ralph Lauren	21,272	1,906,397
†Under Armour Class A	63,800	2,560,294
†Under Armour Class C	64,253	2,338,804
VF	121,252	7,455,785

		54,965,921

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Tobacco–1.82%
Altria Group	703,201	$ 48,492,741
Philip Morris International	556,616	56,618,980
Reynolds American	301,202	16,243,824

		121,355,545

Trading Companies & Distributors–0.18%
Fastenal	106,003	4,705,473
†United Rentals	34,000	2,281,400
WW Grainger	21,253	4,829,744

		11,816,617

Water Utilities–0.08%
American Water Works	63,900	5,400,189

		5,400,189

Total Common Stock (Cost $4,406,981,284)		6,578,889,969

MONEY MARKET FUND–1.39%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	93,043,016	93,043,016

Total Money Market Fund (Cost $93,043,016)		93,043,016

	Principal
	Amount°

SHORT-TERM INVESTMENT–0.17%
≠U.S. Treasury Obligations–0.17%
U.S. Treasury Bill
¥0.467% 9/8/16	11,395,000	11,390,715

Total Short-Term Investment (Cost $11,384,932)		11,390,715

LVIP SSGA S&P 500 Index Fund–9

LVIP SSGA S&P 500 Index Fund

Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–99.97% (Cost $4,511,409,232)	$6,683,323,700
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.03%	1,717,128

NET ASSETS APPLICABLE TO 447,870,677 SHARES OUTSTANDING–100.00%	$6,685,040,828

NET ASSET VALUE PER SHARE –LVIP SSGA S&P 500 INDEX FUND STANDARD CLASS ($5,712,369,099 / 382,639,608 Shares)	$14.929

NET ASSET VALUE PER SHARE –LVIP SSGA S&P 500 INDEX FUND SERVICE CLASS ($972,671,729 / 65,231,069 Shares)	$14.911

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$4,419,590,381
Undistributed net investment income	68,620,380
Accumulated net realized gain on investments	24,005,132
Net unrealized appreciation of investments and derivatives	2,172,824,935

TOTAL NET ASSETS	$6,685,040,828

†	Non-income producing for the period.

«

Includes $412,803 cash pledged as collateral for futures contracts, $1,121,898 due to manager and affiliates, $6,475,693 payable for securities purchased, and $3,195,605 payable for fund shares redeemed as of June 30, 2016.

@	Illiquid security. At June 30, 2016, the aggregate value of illiquid securities was $11,032,671, which represents 0.17% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

*	Considered an affiliated company. See Note 2 in “Notes to Financial Statements.”

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for derivatives.

The	following futures contracts were outstanding at June 30, 2016:[1]

Futures Contracts

				Unrealized
	Notional	Notional	Expiration	Appreciation
Contracts to Buy (Sell)	Cost (Proceeds)	Value	Date	(Depreciation)
1,131 E-mini S&P 500 Index	$117,290,343	$118,200,810	9/19/16	$910,467

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 5 in “Notes to Financial Statements.”

IT–Information Technology

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA S&P 500 Index Fund–10

LVIP SSGA S&P 500 Index Fund

Statement of Operations

Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME:
Dividends from unaffiliated investment companies	$73,046,070
Interest	24,249

73,070,319

EXPENSES:
Management fees	5,424,402
Distribution fees-Service Class	1,162,646
Accounting and administration expenses	804,224
Index fees.	319,118
Reports and statements to shareholders	115,651
Professional fees	88,073
Trustees’ fees and expenses	84,855
Custodian fees	33,876
Consulting fees	2,443
Pricing fees	1,153
Other	37,387

8,073,828
Less management fees waived	(4,972)

Total operating expenses	8,068,856

NET INVESTMENT INCOME	65,001,463

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Sale of investments in unaffiliated investment companies	36,739,617
Foreign currencies	(853)
Futures contracts	6,774,703

Net realized gain	43,513,467

Net change in unrealized appreciation (depreciation) of:
Investments	131,705,344
Futures contracts	(711,196)

Net change in unrealized appreciation (depreciation)	130,994,148

NET REALIZED AND UNREALIZED GAIN	174,507,615

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$239,509,078

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA S&P 500 Index Fund

Statements of Changes in Net Assets

	Six Months
	Ended
	6/30/16	Year Ended
	(unaudited)	12/31/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$65,001,463	$127,163,781
Net realized gain	43,513,467	89,506,379
Net change in unrealized appreciation (depreciation)	130,994,148	(140,065,276)

Net increase in net assets resulting from operations	239,509,078	76,604,884

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(107,310,468)
Service Class	—	(16,225,340)
Net realized gain on investments:
Standard Class	—	(52,832,633)
Service Class	—	(9,063,544)

	—	(185,431,985)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	315,498,132	844,170,892
Service Class	67,076,874	172,098,541
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	160,143,100
Service Class	—	25,288,885

	382,575,006	1,201,701,418

Cost of shares redeemed:
Standard Class	(377,265,778)	(1,015,483,930)
Service Class	(86,388,148)	(179,918,266)

	(463,653,926)	(1,195,402,196)

Increase (decrease) in net assets derived from capital share transactions	(81,078,920)	6,299,222

NET INCREASE (DECREASE) IN NET ASSETS	158,430,158	(102,527,879)
NET ASSETS:
Beginning of period	6,526,610,670	6,629,138,549

End of period	$6,685,040,828	$6,526,610,670

Undistributed net investment income	$68,620,380	$3,618,917

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA S&P 500 Index Fund–11

LVIP SSGA S&P 500 Index Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP SSGA S&P 500 Index Fund Standard Class
	Six Months
	Ended
	6/30/16[1]			Year Ended
	(unaudited)	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$14.395	$14.651	$13.259	$10.191	$8.896	$8.815

Income (loss) from investment operations:
Net investment income[2]	0.146	0.288	0.243	0.220	0.202	0.164
Net realized and unrealized gain (loss)	0.388	(0.121)	1.538	3.038	1.189	(0.001)

Total from investment operations	0.534	0.167	1.781	3.258	1.391	0.163

Less dividends and distributions from:
Net investment income	—	(0.284)	(0.275)	(0.190)	(0.096)	(0.082)
Net realized gain	—	(0.139)	(0.114)	—	—	—

Total dividends and distributions	—	(0.423)	(0.389)	(0.190)	(0.096)	(0.082)

Net asset value, end of period	$14.929	$14.395	$14.651	$13.259	$10.191	$8.896

Total return[3]	3.71%	1.17%	13.43%	32.00%	15.65%	1.85%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,712,369	$5,567,596	$5,672,744	$5,143,799	$2,396,852	$1,332,511
Ratio of expenses to average net assets	0.22%	0.21%	0.21%	0.23%	0.25%	0.28%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.22%	0.21%	0.21%	0.23%	0.25%	0.28%
Ratio of net investment income to average net assets	2.06%	1.95%	1.74%	1.84%	2.04%	1.85%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.06%	1.95%	1.74%	1.84%	2.04%	1.85%
Portfolio turnover	2%	10%	11%	8%	14%	11%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA S&P 500 Index Fund–12

LVIP SSGA S&P 500 Index Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP SSGA S&P 500 Index Fund Service Class
	Six Months
	Ended
	6/30/16[1]			Year Ended
	(unaudited)	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$14.396	$14.653	$13.263	$10.196	$8.901	$8.820

Income (loss) from investment operations:
Net investment income[2]	0.129	0.251	0.208	0.190	0.177	0.143
Net realized and unrealized gain (loss)	0.386	(0.122)	1.536	3.037	1.189	(0.002)

Total from investment operations	0.515	0.129	1.744	3.227	1.366	0.141

Less dividends and distributions from:
Net investment income	—	(0.247)	(0.240)	(0.160)	(0.071)	(0.060)
Net realized gain	—	(0.139)	(0.114)	—	—	—

Total dividends and distributions	—	(0.386)	(0.354)	(0.160)	(0.071)	(0.060)

Net asset value, end of period	$14.911	$14.396	$14.653	$13.263	$10.196	$8.901

Total return[3]	3.58%	0.92%	13.15%	31.68%	15.36%	1.60%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$972,672	$959,015	$956,395	$926,536	$528,207	$442,467
Ratio of expenses to average net assets	0.47%	0.46%	0.46%	0.48%	0.50%	0.53%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.47%	0.46%	0.46%	0.48%	0.50%	0.53%
Ratio of net investment income to average net assets	1.81%	1.70%	1.49%	1.59%	1.79%	1.60%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.81%	1.70%	1.49%	1.59%	1.79%	1.60%
Portfolio turnover	2%	10%	11%	8%	14%	11%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA S&P 500 Index Fund–13

LVIP SSGA S&P 500 Index Fund

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is as a Delaware statutory trust. The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA S&P 500 Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.

“Standard & Poor’s®”, “S&P 500®”, “Standard & Poor’s 500®” and “500®” are trademarks of Standard & Poor’s Financial Services, LLC, a subsidiary of The McGraw-Hill Companies, Inc., and have been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of purchasing the product.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value, which approximates fair value. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures, or suspension of trading in a security.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2016 and for all open tax years (years ended December 31, 2012–December 31, 2015) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2016, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not separate the portion of realized gains and losses on investments resulting from changes in foreign exchange rates from that which is due to changes in market prices. For foreign securities, these changes are included in the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP SSGA S&P 500 Index Fund–14

LVIP SSGA S&P 500 Index Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of the distributions by the issuer or management estimate. Withholding taxes are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2016.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2016.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.24% of the first $500 million of the average daily net assets of the Fund; 0.20% of the next $500 million; and 0.16% of the average daily net assets in excess of $1 billion. Effective April 1, 2016, LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.002% of the first $1 billion of the average daily net assets of the Fund. This agreement will continue through at least April 30, 2017, and cannot be terminated before that date without the mutual agreement of the Trust’s Board and LIAC.

SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2016, costs for these administrative and legal services were as follows:

Administrative	$168,368
Legal	46,313

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $83,558 for the six months ended June 30, 2016.

LVIP SSGA S&P 500 Index Fund–15

LVIP SSGA S&P 500 Index Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

The Fund offers Standard Class and Service Class shares. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual distribution and/or service fee (“12b-1 Fee”) at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the 12b-1 Fee is limited to 0.25% of average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2016, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$921,320
Distribution fees payable to LFD	198,612
Printing and mailing fees payable to Lincoln Life	1,966

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

The Fund has investments in Lincoln National Corporation, the parent company of LIAC. Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the six months ended June 30, 2016, were as follows:

	Value			Net Realized	Value	Dividends
	12/31/15	Purchases	Sales	Gain (Loss)	6/30/16	Received
Lincoln National	$4,580,495	$—	$—	$—	$3,533,343	$—

3. Investments

For the six months ended June 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$209,062,718
Sales	158,233,510

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated because final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$4,511,409,232

Aggregate unrealized appreciation	$2,295,083,913
Aggregate unrealized depreciation	(123,169,445)

Net unrealized appreciation	$2,171,914,468

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

LVIP SSGA S&P 500 Index Fund–16

LVIP SSGA S&P 500 Index Fund

Notes to Financial Statements (continued)

3. Investments (continued)

	Level 1	Level 2	Total
Common Stock.	$6,567,857,298	$11,032,671	$6,578,889,969
Money Market Fund	93,043,016	—	93,043,016
Short-Term Investments	—	11,390,715	11,390,715

Total	$6,660,900,314	$22,423,386	$6,683,323,700

Futures Contracts	$910,467	$—	$910,467

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/16	12/31/15
Shares sold:
Standard Class	22,135,485	57,074,265
Service Class	4,707,976	11,769,617
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	11,162,872
Service Class	—	1,766,360

	26,843,461	81,773,114

Shares redeemed:
Standard Class	(26,272,895)	(68,644,880)
Service Class	(6,095,137)	(12,189,087)

	(32,368,032)	(80,833,967)

Net increase(decrease)	(5,524,571)	939,147

5. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2016 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	$910,467	Receivables and other assets net of liabilities	$—

LVIP SSGA S&P 500 Index Fund–17

LVIP SSGA S&P 500 Index Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 was as follows:

Unrealized
Appreciation
		Realized Gain	(Depreciation) on
		(Loss) on Derivatives	Derivatives
	Location of Gain (Loss) on Derivatives	Recognized in	Recognized in
	Recognized in Income	Income	Income
Equity contracts (Futures contracts)	Net realized gain on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$6,774,703	$(711,196)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund for the six months ended June 30, 2016. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2016.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$156,415,940	$—

At June 30, 2016, the Fund pledged U.S. Treasury obligations with a value of $11,390,715 as collateral for futures contracts.

6. Credit and Market Risk

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2016. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. As of June 30, 2016, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP SSGA S&P 500 Index Fund–18

LVIP SSGA Small-Cap Index Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2016

LVIP SSGA Small-Cap Index Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Small-Cap Index Fund

Disclosure

      OF FUND EXPENSES (unaudited)

For the Period January 1, 2016 to June 30, 2016

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different fund. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*

Actual
Standard Class Shares	$1,000.00	$1,019.30	0.37%	$1.86
Service Class Shares	1,000.00	1,018.10	0.62%	3.11

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.02	0.37%	$1.86
Service Class Shares	1,000.00	1,021.78	0.62%	3.12

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP SSGA Small-Cap Index Fund–1

LVIP SSGA Small-Cap Index Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2016

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Security Type/Sector	of Net Assets

Common Stock	98.03%

Aerospace & Defense	1.46%
Air Freight & Logistics	0.48%
Airlines	0.39%
Auto Components	1.06%
Automobiles	0.03%
Banks	9.56%
Beverages	0.22%
Biotechnology	4.48%
Building Products	1.18%
Capital Markets	1.32%
Chemicals	2.37%
Commercial Services & Supplies	2.33%
Communications Equipment	1.66%
Construction & Engineering	0.88%
Construction Materials	0.22%
Consumer Finance	0.51%
Containers & Packaging	0.14%
Distributors	0.14%
Diversified Consumer Services	0.96%
Diversified Financial Services	0.13%
Diversified Telecommunication Services	0.78%
Electric Utilities	1.26%
Electrical Equipment	0.68%
Electronic Equipment, Instruments & Components	2.68%
Energy Equipment & Services	1.03%
Food & Staples Retailing	0.63%
Food Products	1.43%
Gas Utilities	1.36%
Health Care Equipment & Supplies	3.16%
Health Care Providers & Services	2.40%
Health Care Technology	0.54%
Hotels, Restaurants & Leisure	3.21%
Household Durables	1.31%
Household Products	0.29%
Independent Power & Renewable Electricity Producers	0.63%
Industrial Conglomerates	0.04%
Insurance	2.29%
Internet & Catalog Retail	0.59%
Internet Software & Services	2.61%
IT Services	2.05%
Leisure Products	0.32%
Life Sciences Tools & Services	0.65%
Machinery	3.19%
Marine	0.10%
Media	1.84%
Metals & Mining	1.16%
Multiline Retail	0.25%

Percentage
Security Type/Sector	of Net Assets

Multi-Utilities	0.58%
Oil, Gas & Consumable Fuels	1.96%
Paper & Forest Products	0.56%
Personal Products	0.27%
Pharmaceuticals	1.90%
Professional Services	1.33%
Real Estate Investment Trusts	9.20%
Real Estate Management & Development	0.45%
Road & Rail	0.44%
Semiconductors & Semiconductor Equipment	3.22%
Software	4.07%
Specialty Retail	2.62%
Technology Hardware, Storage & Peripherals	0.63%
Textiles, Apparel & Luxury Goods	1.00%
Thrifts & Mortgage Finance	1.98%
Tobacco	0.20%
Trading Companies & Distributors	1.03%
Transportation Infrastructure	0.05%
Water Utilities	0.37%
Wireless Telecommunication Services	0.17%
Rights	0.01%
Warrants	0.00%
Money Market Fund	1.71%
Short-Term Investment	0.17%
Total Value of Securities	99.92%
Receivables and Other Assets Net of Liabilities	0.08%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

IDACORP	0.25%
Olin	0.25%
Portland General Electric	0.24%
Gramercy Property Trust	0.23%
Curtiss-Wright	0.22%
Southwest Gas	0.22%
Microsemi	0.22%
Healthcare Realty Trust	0.22%
Medical Properties Trust	0.22%
WGL Holdings	0.22%
Total	2.29%

IT–Information Technology

LVIP SSGA Small-Cap Index Fund–2

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets

June 30, 2016 (unaudited)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK–98.03%
Aerospace & Defense–1.46%
AAR	31,098	$725,827
†Aerojet Rocketdyne Holdings	50,368	920,727
†Aerovironment	18,081	502,652
American Science & Engineering	6,301	235,720
†Astronics	17,567	584,278
Cubic	21,917	880,187
Curtiss-Wright	38,544	3,247,332
†DigitalGlobe	55,666	1,190,696
†Ducommun	10,800	213,624
†Engility Holdings	16,600	350,592
†Esterline Technologies	25,422	1,577,181
†KEYW Holding	32,908	327,106
†KLX	43,800	1,357,800
†Kratos Defense & Security Solutions	39,750	162,975
†Mercury Systems	36,451	906,172
†Moog Class A	27,781	1,497,952
National Presto Industries	4,172	393,628
†Sparton	9,383	204,268
†TASER International	43,045	1,070,960
†Teledyne Technologies	30,164	2,987,744
Triumph Group	42,900	1,522,950
†Vectrus	9,000	256,410

		21,116,781

Air Freight & Logistics–0.48%
†Air Transport Services Group	48,276	625,657
†Atlas Air Worldwide Holdings	22,420	928,636
†Echo Global Logistics	26,791	600,654
Forward Air	27,439	1,221,859
†Hub Group Class A	28,244	1,083,722
Park-Ohio Holdings	7,516	212,552
†Radiant Logistics	22,700	68,100
†XPO Logistics	85,118	2,235,199

		6,976,379

Airlines–0.39%
Allegiant Travel	11,184	1,694,376
†Hawaiian Holdings	45,825	1,739,517
SkyWest	45,292	1,198,426
†Virgin America	18,500	1,039,885

		5,672,204

Auto Components–1.06%
†American Axle & Manufacturing Holdings	62,281	901,829
Cooper Tire & Rubber	49,417	1,473,615
†Cooper-Standard Holding	12,900	1,018,971
Dana Holding	133,772	1,412,632
†Dorman Products	23,673	1,354,096
Drew Industries	20,104	1,705,623
†Federal-Mogul Holdings Class A	31,134	258,724
†Fox Factory Holding	19,400	336,978
†Gentherm	31,706	1,085,931

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Auto Components (continued)
†Horizon Global	17,970	$203,959
Metaldyne Performance Group	10,000	137,500
†Modine Manufacturing	35,764	314,723
†Motorcar Parts of America	15,900	432,162
Spartan Motors	28,900	180,914
Standard Motor Products	18,151	722,047
†Stoneridge	20,431	305,239
Strattec Security	2,500	101,925
Superior Industries International	21,807	583,991
†Tenneco	48,477	2,259,513
Tower International	19,420	399,664
Unique Fabricating	5,700	76,323

		15,266,359

Automobiles–0.03%
Winnebago Industries	21,173	485,285

		485,285

Banks–9.56%
1st Source	12,434	402,737
Access National	4,700	91,697
ACNB	5,200	130,572
†Allegiance Bancshares	9,500	236,360
American National Bankshares	5,995	150,954
Ameris Bancorp	27,879	828,006
Ames National	6,665	178,755
Arrow Financial	10,521	318,681
†Atlantic Capital Bancshares	15,100	218,346
†Avenue Financial Holdings	7,200	141,480
Banc of California	42,438	768,128
BancFirst	6,793	409,754
Banco Latinoamericano de Exportacions	26,658	706,437
†Bancorp	26,347	158,609
BancorpSouth	75,231	1,706,991
Bank of Marin Bancorp	5,149	249,057
Bank of the Ozarks	73,120	2,743,462
Bankwell Financial Group	5,000	110,300
Banner	26,119	1,111,102
Bar Harbor Bankshares	5,000	175,500
BBCN Bancorp	68,333	1,019,528
Berkshire Hills Bancorp	26,565	715,130
Blue Hills Bancorp	24,053	355,022
BNC Bancorp	32,900	747,159
Boston Private Financial Holdings	67,638	796,776
Bridge Bancorp	14,492	411,573
Brookline Bancorp	61,519	678,555
Bryn Mawr Bank	13,464	393,149
C&F Financial	2,800	125,328
†C1 Financial	5,320	124,116
Camden National	8,837	371,154
Capital Bank Financial	17,570	506,016

LVIP SSGA Small-Cap Index Fund–3

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Banks (continued)
Capital City Bank Group	6,384	$88,865
Cardinal Financial	24,921	546,767
Carolina Financial	8,900	166,252
†Cascade Bancorp	24,543	135,968
Cathay General Bancorp	67,903	1,914,865
CenterState Banks of Florida	41,005	645,829
Central Pacific Financial	26,330	621,388
Central Valley Community Bancorp	7,600	106,400
Century Bancorp Class A	2,361	99,941
Chemical Financial	33,212	1,238,475
Chemung Financial	2,700	79,245
Citizens & Northern	12,361	249,939
@City Holding	11,897	540,957
CNB Financial	12,991	231,240
@CoBiz Financial	29,853	349,280
Codorus Valley Bancorp	6,700	136,479
Columbia Banking System	50,783	1,424,971
Community Bank System	36,546	1,501,675
Community Trust Bancorp	13,930	482,814
†CommunityOne Bancorp	8,005	101,183
ConnectOne Bancorp	22,969	360,384
County Bancorp	4,200	86,604
†CU Bancorp	15,260	346,860
†Customers Bancorp	20,780	522,201
CVB Financial	93,459	1,531,793
†Eagle Bancorp	25,609	1,232,049
Enterprise Bancorp	7,060	169,373
Enterprise Financial Services	15,038	419,410
†Equity Bancshares Class A	4,400	97,416
Farmers Capital Bank	6,300	172,305
Farmers National Banc	21,600	190,080
†FCB Financial Holdings Class A	24,300	826,200
Fidelity Southern	18,015	282,295
Financial Institutions	11,888	309,920
First Bancorp (Maine)	9,411	202,713
First Bancorp (North Carolina)	19,585	344,304
†First Bancorp (Puerto Rico)	107,135	425,326
First Busey	25,963	555,349
First Business Financial Services	5,800	136,126
First Citizens BancShares Class A	6,400	1,657,024
First Commonwealth Financial	70,039	644,359
First Community Bancshares	14,263	320,062
†First Community Financial Partners	11,800	103,840
First Connecticut Bancorp	16,728	277,016
First Financial	8,459	309,769
First Financial Bancorp	54,973	1,069,225
First Financial Bankshares	53,414	1,751,445
First Financial Northwest	7,900	104,912
†First Foundation	11,500	247,250
First Internet Bancorp	4,500	107,190
First Interstate BancSystem Class A	17,198	483,264
First Merchants	33,083	824,759

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Banks (continued)
First Mid-Illinois Bancshares	5,000	$125,000
First Midwest Bancorp	68,955	1,210,850
†First NBC Bank Holding	14,200	238,418
†First Northwest Bancorp	9,600	122,304
First of Long Island	12,036	345,072
FirstMerit	143,907	2,916,995
@Flushing Financial	22,430	445,908
FNB	182,715	2,291,246
†Franklin Financial Network	6,200	194,432
Fulton Financial	150,300	2,029,050
German American Bancorp	12,385	395,948
Glacier Bancorp	66,274	1,761,563
Great Southern Bancorp	7,870	290,954
Great Western Bancorp	51,300	1,618,002
†Green Bancorp	11,200	97,664
Guaranty Bancorp	15,168	253,306
†Hampton Roads Bankshares	28,680	51,337
Hancock Holding	64,864	1,693,599
Hanmi Financial	24,920	585,371
Heartland Financial USA	19,038	671,851
Heritage Commerce	23,138	243,643
Heritage Financial	28,555	501,997
Heritage Oaks Bancorp	19,116	151,781
†Hilltop Holdings	63,049	1,323,398
Home BancShares	105,228	2,082,462
†HomeTrust Bancshares	14,677	271,525
Horizon Bancorp	8,337	209,592
IBERIABANK	35,604	2,126,627
Independent Bank	21,509	312,096
Independent Bank (Massachusetts)	23,184	1,059,509
Independent Bank Group	8,800	377,608
International Bancshares	47,964	1,251,381
Investors Bancorp	258,686	2,866,241
Lakeland Bancorp	33,778	384,394
Lakeland Financial	14,878	699,415
LCNB	7,700	121,660
LegacyTexas Financial Group	38,327	1,031,380
Live Oak Bancshares	17,000	239,870
Macatawa Bank	23,000	170,660
MainSource Financial Group	19,820	437,031
MB Financial	60,826	2,206,767
MBT Financial	15,500	124,000
Mercantile Bank	15,733	375,389
Merchants Bancshares	3,925	119,634
Middleburg Financial	4,100	111,520
MidWestOne Financial Group	6,142	175,416
MutualFirst Financial	4,700	128,545
National Bank Holdings Class A	27,052	550,779
National Bankshares	5,608	195,831
†National Commerce	7,400	172,568
NBT Bancorp	39,139	1,120,550
†Nicolet Bankshares	5,100	194,208

LVIP SSGA Small-Cap Index Fund–4

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Banks (continued)
Northrim BanCorp	5,900	$155,111
OFG Bancorp	41,388	343,520
Old Line Bancshares	7,300	131,400
Old National Bancorp	117,517	1,472,488
Old Second Bancorp	29,100	198,753
Opus Bank	14,900	503,620
Orrstown Financial Services	6,400	115,520
Pacific Continental	18,080	284,037
†Pacific Mercantile Bancorp	13,300	94,430
†Pacific Premier Bancorp	25,167	604,008
Park National	11,576	1,062,445
Park Sterling	38,052	269,789
Peapack Gladstone Financial	15,091	279,334
Penns Woods Bancorp	5,076	213,141
Peoples Bancorp	15,340	334,259
Peoples Financial Services	5,300	207,442
People’s Utah Bancorp	11,300	187,580
Pinnacle Financial Partners	34,904	1,705,060
Preferred Bank	10,329	298,250
Premier Financial Bancorp	7,400	124,690
PrivateBancorp	68,305	3,007,469
Prosperity Bancshares	59,851	3,051,802
QCR Holdings	10,000	271,900
Renasant	35,608	1,151,207
Republic Bancorp Class A	8,430	232,921
†Republic First Bancorp	29,200	125,852
S&T Bancorp	27,756	678,634
Sandy Spring Bancorp	19,113	555,424
†Seacoast Banking of Florida	25,744	418,083
ServisFirst Bancshares	19,700	972,983
Shore Bancshares	10,900	128,075
Sierra Bancorp	8,220	137,192
Simmons First National Class A	25,541	1,179,611
South State	21,291	1,448,853
†Southern First Bancshares	5,000	120,500
Southern National Bancorp of Virginia	9,700	117,855
Southside Bancshares	20,749	641,561
Southwest Bancorp	13,798	233,600
State Bank Financial	32,428	659,910
Sterling Bancorp	110,161	1,729,528
Stock Yards Bancorp	19,582	552,800
Stonegate Bank	9,581	309,179
Suffolk Bancorp	11,049	345,944
Summit Financial Group	7,200	126,000
†Sun Bancorp	6,881	142,161
Talmer Bancorp Class A	50,800	973,836
†Texas Capital Bancshares	40,115	1,875,777
Tompkins Financial	13,497	877,305
TowneBank	37,090	802,999
TriCo Bancshares	17,453	481,703
†TriState Capital Holdings	14,800	203,204
†Triumph Bancorp	14,300	228,800

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Banks (continued)
Trustmark	59,579	$1,480,538
UMB Financial	38,982	2,074,232
Umpqua Holdings	187,781	2,904,972
Union Bankshares Corp	40,231	994,108
Union Bankshares Inc	3,400	123,624
United Bankshares	59,535	2,233,158
United Community Banks	60,956	1,114,885
Univest Corp of Pennsylvania	14,932	313,871
Valley National Bancorp	215,299	1,963,527
†Veritex Holdings	7,200	115,344
Washington Trust Bancorp	12,675	480,636
WashingtonFirst Bankshares	7,000	151,270
Webster Financial	79,753	2,707,614
WesBanco	31,510	978,386
West Bancorporation	14,073	261,617
Westamerica Bancorporation	22,681	1,117,266
Wilshire Bancorp	62,447	650,698
Wintrust Financial	42,107	2,147,457
Yadkin Financial	43,386	1,088,555
Your Community Bankshares	4,300	159,788

		137,959,228

Beverages–0.22%
†Boston Beer Class A	8,016	1,370,976
Coca-Cola Bottling Consolidated	4,013	591,797
†Craft Brewers Alliance	6,450	74,304
MGP Ingredients	10,900	416,707
†National Beverage	9,067	569,498
†Primo Water	18,400	217,304

		3,240,586

Biotechnology–4.48%
†Acceleron Pharma	23,800	808,724
†Achillion Pharmaceuticals	101,672	793,042
†Acorda Therapeutics	36,571	932,743
†Adamas Pharmaceuticals	11,600	175,624
†Aduro Biotech	30,800	348,348
†Advaxis	27,200	220,048
†Adverum Biotechnologies	22,100	69,836
†Agenus	58,000	234,900
†Aimmune Therapeutics	22,800	246,696
†Akebia Therapeutics	24,700	184,756
†Alder Biopharmaceuticals	40,700	1,016,279
†AMAG Pharmaceuticals	28,029	670,454
†Amicus Therapeutics	110,700	604,422
†Anavex Life Sciences	5,300	32,383
†Anthera Pharmaceuticals	31,200	96,408
†Applied Genetic Technologies	11,000	155,430
†Ardelyx	21,800	190,314
†Arena Pharmaceuticals	222,943	381,233
†ARIAD Pharmaceuticals	153,800	1,136,582
†Array BioPharma	111,333	396,345

LVIP SSGA Small-Cap Index Fund–5

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Arrowhead Pharmaceuticals	52,400	$278,768
†Asterias Biotherapeutics	12,000	28,800
†Atara Biotherapeutics	20,200	454,702
†Athersys	66,200	143,654
†AveXis	3,200	121,664
†Axovant Sciences	21,200	272,208
†Bellicum Pharmaceuticals	18,200	235,872
†BioCryst Pharmaceuticals	64,700	183,748
†BioSpecifics Technologies	3,700	147,778
†Biotime	49,144	128,266
†Bluebird Bio	32,200	1,393,938
†Blueprint Medicines	17,400	352,350
†Cara Therapeutics	19,600	94,276
†Celator Pharmaceuticals	28,400	857,112
†Celldex Therapeutics	79,540	349,181
†Cellular Biomedicine Group	8,600	103,114
†Cepheid	62,806	1,931,285
†ChemoCentryx	26,545	119,187
†Chimerix	37,300	146,589
†Cidara Therapeutics	3,300	34,023
†Clovis Oncology	22,735	311,924
†Coherus Biosciences	21,200	358,068
†Concert Pharmaceuticals	13,100	147,113
†Curis	97,400	151,944
†Cytokinetics	32,466	308,102
†CytomX Therapeutics	17,700	180,805
†CytRx	72,400	161,452
†Dimension Therapeutics	7,500	45,000
†=Durata Therapeutics	14,227	0
†Dynavax Technologies	31,857	464,475
†Eagle Pharmaceuticals	7,700	298,683
†Edge Therapeutics	9,800	99,078
†Editas Medicine	6,838	166,847
†Emergent BioSolutions	28,248	794,334
†Enanta Pharmaceuticals	14,400	317,520
†Epizyme	37,400	382,976
†Esperion Therapeutics	11,900	117,572
†Exact Sciences	78,150	957,337
†Exelixis	197,568	1,543,006
†FibroGen	45,500	746,655
†Five Prime Therapeutics	23,400	967,590
†Flexion Therapeutics	16,100	240,937
†Fortress Biotech	29,600	79,624
†Foundation Medicine	8,285	154,598
†Galena Biopharma	156,200	72,805
†Genomic Health	15,677	405,956
†Geron	139,744	374,514
†Global Blood Therapeutics	12,200	202,398
†Halozyme Therapeutic	95,243	821,947
†Heron Therapeutics	27,600	498,180
†Idera Pharmaceuticals	82,800	126,684
†Ignyta	15,900	86,178

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Immune Design	11,600	$94,656
†ImmunoGen	69,093	212,806
†Immunomedics	94,626	219,532
†Infinity Pharmaceuticals	45,524	60,547
†Inotek Pharmaceuticals	15,200	113,088
†Inovio Pharmaceuticals	57,700	533,148
†Insmed	49,800	491,028
†Insys Therapeutics	20,900	270,446
†Intellia Therapeutics	6,100	130,235
†Invitae	19,800	146,322
†Ironwood Pharmaceuticals	112,472	1,470,571
†Karyopharm Therapeutics	20,700	138,897
†Keryx Biopharmaceuticals	68,587	454,046
†Kite Pharma	34,100	1,705,000
†La Jolla Pharmaceutical	9,900	158,400
†Lexicon Pharmaceuticals	35,616	511,090
†Ligand Pharmaceuticals Class B	16,565	1,975,708
†Lion Biotechnologies	39,800	322,380
†Loxo Oncology	11,600	268,888
†MacroGenics	24,900	672,051
†MannKind	281,836	326,930
†Medgenics	16,305	90,493
†MediciNova	25,800	194,790
†Merrimack Pharmaceuticals	100,970	544,228
†MiMedx Group	87,000	694,260
†Minerva Neurosciences	13,900	141,919
†Mirati Therapeutics	10,900	59,514
†Momenta Pharmaceuticals	56,482	610,006
†Myriad Genetics	58,900	1,802,340
†Nantkwest	8,300	51,626
†Natera	22,700	273,875
†NewLink Genetics	18,347	206,587
†Novavax	234,636	1,705,804
†OncoMed Pharmaceuticals	17,100	210,501
†Ophthotech	26,500	1,352,295
†Organovo Holdings	90,700	337,404
Osiris Therapeutics	13,947	70,990
†Otonomy	20,900	331,892
†OvaScience	21,200	110,452
PDL BioPharma	129,781	407,512
†Pfenex	14,100	118,017
†PharmAthene	54,100	132,004
†Portola Pharmaceuticals	41,500	979,400
†Progenics Pharmaceuticals	66,198	279,356
†Proteostasis Therapeutics	5,500	66,715
†Prothena	29,300	1,024,328
†PTC Therapeutics	27,300	191,646
†Puma Biotechnology	21,500	640,485
†Radius Health	28,200	1,036,350
†Raptor Pharmaceutical	64,230	344,915
†REGENXBIO	17,600	140,800
†Regulus Therapeutics	29,027	83,888

LVIP SSGA Small-Cap Index Fund–6

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Repligen	29,825	$816,012
†Retrophin	27,600	491,556
†Rigel Pharmaceuticals	85,774	191,276
†Sage Therapeutics	23,000	692,990
†Sangamo Biosciences	61,289	354,863
†Sarepta Therapeutics	38,400	732,288
†Seres Therapeutics	15,500	450,275
†Sorrento Therapeutics	25,200	141,120
†Spark Therapeutics	14,900	761,837
†Spectrum Pharmaceuticals	63,225	415,388
†Stemline Therapeutics	14,700	99,519
†Synergy Pharmaceuticals	157,618	598,948
†Synthetic Biologics	65,800	118,440
†T2 Biosystems	5,900	46,551
†TESARO	21,004	1,765,386
†TG Therapeutics	34,700	210,282
†Tobira Therapeutics	7,700	96,712
†Tokai Pharmaceuticals	10,900	60,059
†Trevena	38,900	245,070
†Trovagene	20,900	94,677
†Ultragenyx Pharmaceutical	32,100	1,570,011
†Vanda Pharmaceuticals	31,981	357,867
†Versartis	19,700	217,882
†Vitae Pharmaceuticals	22,800	246,012
†Vital Therapies	14,700	91,140
†Voyager Therapeutics	6,400	70,336
†vTv Therapeutics Class A	11,300	65,540
†XBiotech	15,200	317,984
†Xencor	26,400	501,336
†Zafgen	14,800	88,652
†ZIOPHARM Oncology	102,184	560,990

		64,636,544

Building Products–1.18%
AAON	36,517	1,004,583
Advanced Drainage Systems	30,200	826,574
†American Woodmark	11,375	755,073
Apogee Enterprises	24,047	1,114,578
†Armstrong Flooring	20,300	344,085
†Builders FirstSource	72,866	819,743
†Caesarstone	20,700	719,532
†Continental Building Products	30,600	680,238
†CSW Industrials	12,500	407,625
†Gibraltar Industries	27,361	863,787
Griffon	26,264	442,811
Insteel Industries	15,439	441,401
†Masonite International	26,400	1,746,096
†NCI Building Systems	19,391	310,062
†Nortek	8,476	502,712
†Patrick Industries	12,614	760,498
†PGT	43,195	444,909
†Ply Gem Holdings	19,100	278,287

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Building Products (continued)
Quanex Building Products	26,152	$486,166
Simpson Manufacturing	34,889	1,394,513
†Trex	25,094	1,127,222
Universal Forest Products	16,670	1,545,142

		17,015,637

Capital Markets–1.32%
Arlington Asset Investment Class A	20,885	271,714
Associated Capital Group Class A	5,496	157,625
B. Riley Financial	8,100	77,598
BGC Partners Class A	189,209	1,648,010
Calamos Asset Management Class A	11,459	83,765
Cohen & Steers	17,769	718,578
†Cowen Group Class A	84,835	251,112
Diamond Hill Investment Group	2,332	439,395
Evercore Partners Class A	33,892	1,497,687
FBR	5,400	80,622
Fifth Street Asset Management	5,200	21,008
Financial Engines	44,322	1,146,610
GAMCO Investors Class A	5,496	180,104
Greenhill & Co	23,290	374,969
Hennessy Advisors	2,500	83,675
HFF Class A	30,481	880,291
Houlihan Lokey	11,500	257,255
†INTL. FCStone	14,724	401,818
Investment Technology Group	30,142	503,974
Janus Capital Group	122,400	1,703,808
†KCG Holdings Class A	45,556	605,895
†Ladenburg Thalmann Financial Services	83,408	196,843
Manning & Napier	13,000	123,500
Medley Management Class A	4,197	24,678
Moelis & Co Class A	15,700	353,250
OM Asset Management	34,900	465,915
Oppenheimer Holdings Class A	11,402	176,275
†Piper Jaffray	11,668	439,884
PJT Partners Class A	15,400	354,200
Pzena Investment Management Class A	10,210	77,698
†Safeguard Scientifics	17,820	222,572
Silvercrest Asset Management Group Class A	6,100	74,664
†Stifel Financial	56,747	1,784,693
†=Teton Advisors Class B	19	0
Virtu Financial Class A	21,900	394,200
Virtus Investment Partners	5,432	386,650
Waddell & Reed Financial Class A	69,000	1,188,180
Westwood Holdings Group	7,114	368,505
WisdomTree Investments	100,708	985,931

		19,003,151

LVIP SSGA Small-Cap Index Fund–7

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Chemicals–2.37%
A. Schulman	23,231	$567,301
†AgroFresh Solutions	19,100	101,421
American Vanguard	22,295	336,877
Axiall	61,721	2,012,722
Balchem	27,307	1,628,863
Calgon Carbon	41,640	547,566
Chase	5,939	350,817
Chemours	159,300	1,312,632
†Chemtura	55,820	1,472,532
†=Chemtura	37,800	0
†Codexis	29,100	117,273
†Ferro	72,287	967,200
†Flotek Industries	42,686	563,455
FutureFuel	23,808	259,031
†GCP Applied Technologies	61,600	1,604,064
H.B. Fuller	43,409	1,909,562
Hawkins	9,859	427,979
†Ingevity	37,000	1,259,480
Innophos Holdings	15,564	656,956
Innospec	20,904	961,375
KMG Chemicals	9,772	253,974
†Koppers Holdings	16,260	499,670
†Kraton Performance Polymers	24,341	679,844
Kronos Worldwide	15,200	79,800
†LSB Industries	17,761	214,553
Minerals Technologies	30,164	1,713,315
Olin	144,017	3,577,382
†OMNOVA Solutions	39,840	288,840
PolyOne	72,164	2,543,059
Quaker Chemical	11,913	1,062,640
Rayonier Advanced Materials	36,500	496,035
Sensient Technologies	39,195	2,784,413
Stepan	17,070	1,016,177
†TerraVia Holdings	55,040	144,205
†Trecora Resources	17,392	181,399
Tredegar	23,630	380,916
Trinseo	25,000	1,073,250
Tronox	47,300	208,593
Valhi	5,700	8,949

		34,264,120

Commercial Services & Supplies–2.33%
ABM Industries	46,623	1,700,807
†ACCO Brands	90,024	929,948
†Aqua Metals	9,300	109,415
†ARC Document Solutions	31,770	123,585
Brady Class A	39,537	1,208,251
Brink’s	39,157	1,115,583
†Casella Waste Systems	36,534	286,792
CECO Environmental	20,364	177,981
Deluxe	42,640	2,830,017
Ennis	23,860	457,635

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Commercial Services & Supplies (continued)
Essendant	34,119	$1,042,677
G&K Services Class A	17,661	1,352,303
Healthcare Services Group	61,181	2,531,670
†Heritage-Crystal Clean	9,954	121,538
Herman Miller	52,087	1,556,880
HNI	39,375	1,830,544
†InnerWorkings	28,357	234,512
Interface Class A	59,221	903,120
Kimball International Class B	32,102	365,321
Knoll	39,982	970,763
Matthews International Class A	28,510	1,586,296
McGrath RentCorp	20,140	616,083
Mobile Mini	37,966	1,315,142
MSA Safety	25,918	1,361,473
Multi-Color	10,792	684,213
†NL Industries	4,936	12,686
Quad/Graphics	23,523	547,851
†SP Plus	16,497	372,502
Steelcase Class A	74,834	1,015,497
†Team	23,497	583,430
Tetra Tech	52,091	1,601,538
†TRC	17,000	107,440
U.S. Ecology	19,019	873,923
UniFirst	13,067	1,512,113
Viad	18,213	564,603
VSE	3,983	266,064
West	37,600	739,216

		33,609,412

Communications Equipment–1.66%
ADTRAN	43,948	819,630
†Aerohive Networks	25,500	168,810
†Applied Optoelectronics	12,400	138,260
Bel Fuse Class B	10,038	178,476
Black Box	12,650	165,462
†CalAmp	33,272	492,758
†Calix	42,331	292,507
†Ciena	119,396	2,238,675
†Clearfield	8,300	148,487
Comtech Telecommunications	12,175	156,327
†Digi International	21,371	229,311
†EMCORE	23,100	137,214
†Extreme Networks	93,245	316,101
†Finisar	93,467	1,636,607
†Harmonic	67,388	192,056
†Infinera	116,841	1,317,966
InterDigital	30,088	1,675,300
†Ixia	55,791	547,868
†KVH Industries	16,575	127,627
†Lumentum Holdings	43,900	1,062,380
†NETGEAR	27,434	1,304,212
†NetScout Systems	83,456	1,856,896

LVIP SSGA Small-Cap Index Fund–8

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Communications Equipment (continued)
†Oclaro	91,700	$447,496
Plantronics	28,051	1,234,244
†Polycom	115,400	1,298,250
†ShoreTel	52,268	349,673
Silicom	4,900	146,510
†Sonus Networks	35,602	309,381
†Ubiquiti Networks	23,629	913,497
†ViaSat	38,646	2,759,324
†Viavi Solutions	203,900	1,351,857

		24,013,162

Construction & Engineering–0.88%
†Aegion	33,428	652,180
†Ameresco Class A	19,021	83,122
Argan	12,051	502,768
Comfort Systems USA	33,236	1,082,497
†Dycom Industries	26,829	2,408,171
EMCOR Group	53,177	2,619,499
Granite Construction	33,740	1,536,857
†Great Lakes Dredge & Dock	52,797	230,195
†Hc2 Holdings	16,400	70,520
†IES Holdings	6,800	84,456
†Layne Christensen	15,700	127,170
†MasTec	55,178	1,231,573
†MYR Group	15,994	385,136
†NV5 Holdings	5,900	167,796
†Orion Marine Group	27,795	147,591
Primoris Services	35,438	670,841
†Tutor Perini	30,283	713,165

		12,713,537

Construction Materials–0.22%
†Headwaters	65,323	1,171,895
†Summit Materials Class A	54,945	1,124,175
United States Lime & Minerals	1,487	87,718
†US Concrete	13,200	804,012

		3,187,800

Consumer Finance–0.51%
Cash America International	21,556	918,717
†Encore Capital Group	22,763	535,613
†Enova International	24,223	178,281
†EZCORP Class A	43,419	328,248
First Cash Financial Services	25,017	1,284,123
†Green Dot Class A	34,641	796,397
†LendingClub	285,900	1,229,370
Nelnet Class A	17,938	623,345
†PRA Group	42,923	1,036,161
†Regional Management	6,343	92,988
†World Acceptance	7,301	332,926

		7,356,169

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Containers & Packaging–0.14%
AEP Industries	3,961	$318,702
Greif Class A	22,200	827,394
Greif Class B	5,000	273,750
†Multi Packaging Solutions International	15,800	210,930
Myers Industries	19,197	276,437
†UFP Technologies	5,600	126,224

		2,033,437

Distributors–0.14%
Core-Mark Holding	39,260	1,839,724
Weyco Group	4,458	123,843

		1,963,567

Diversified Consumer Services–0.96%
†American Public Education	12,460	350,126
†Apollo Education Group Class A	75,400	687,648
†Ascent Capital Group Class A	12,977	199,716
†Bridgepoint Education	15,373	111,301
†Bright Horizons Family Solutions	38,163	2,530,589
†Cambium Learning Group	7,100	32,021
Capella Education	11,280	593,779
†Career Education	62,568	372,280
Carriage Services	13,935	329,981
†Chegg	68,600	343,000
Collectors Universe	8,200	161,950
DeVry Education Group	51,700	922,328
†Grand Canyon Education	40,508	1,617,079
†Houghton Mifflin Harcourt	106,900	1,670,847
†K12	32,200	402,178
Liberty Tax	6,600	87,912
†LifeLock	73,481	1,161,735
†Regis	27,846	346,683
Sotheby’s	43,375	1,188,475
†Strayer Education	9,165	450,276
†Weight Watchers International	24,300	282,609

		13,842,513

Diversified Financial Services–0.13%
†BBX Capital Class A	4,108	63,140
†FNFV Group	64,100	735,227
GAIN Capital Holdings	22,453	141,903
Marlin Business Services	5,686	92,682
†NewStar Financial	21,998	185,223
†On Deck Capital	41,700	214,755
†PICO Holdings	15,971	151,086
Resource America Class A	15,314	148,852
Tiptree Financial Class A	25,100	137,548

		1,870,416

Diversified Telecommunication Services–0.78%
†8x8	76,040	1,110,944
ATN International	8,792	684,106

LVIP SSGA Small-Cap Index Fund–9

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
†Cincinnati Bell	184,526	$843,284
Cogent Communications Holdings	36,104	1,446,326
Consolidated Communications
Holdings	44,835	1,221,305
†FairPoint Communications	19,237	282,399
†General Communication Class A	31,519	498,000
†Globalstar	324,200	392,282
†Hawaiian Telcom Holdco	9,271	196,452
IDT Class B	16,415	232,929
Inteliquent	30,489	606,426
†Intelsat	19,600	50,568
†Iridium Communications	74,750	663,780
†Lumos Networks	18,657	225,750
†ORBCOMM	53,094	528,285
†pdvWireless	11,600	248,124
†Straight Path Communications Class B	8,100	224,127
†Vonage Holdings	166,053	1,012,923
Windstream Holdings	77,700	720,279

		11,188,289

Electric Utilities–1.26%
ALLETE	43,183	2,790,917
El Paso Electric	34,941	1,651,661
Empire District Electric	38,114	1,294,733
Genie Energy Class B	9,300	62,961
IDACORP	43,976	3,577,448
MGE Energy	29,726	1,679,965
Otter Tail	33,481	1,121,279
PNM Resources	67,736	2,400,564
Portland General Electric	77,814	3,433,154
Spark Energy Class A	4,200	138,810

		18,151,492

Electrical Equipment–0.68%
Allied Motion Technologies	3,700	86,062
†American Superconductor	10,200	86,088
AZZ	21,327	1,279,193
†Babcock & Wilcox Enterprises	39,700	583,193
Encore Wire	16,726	623,545
†Energous	12,900	167,055
EnerSys	37,806	2,248,323
†Fuelcell Energy	16,086	100,055
†Generac Holdings	59,382	2,075,995
General Cable	43,800	556,698
LSI Industries	20,862	230,942
†Plug Power	159,000	295,740
Powell Industries	9,008	354,375
†Power Solutions International	3,200	57,120
Preformed Line Products	1,286	51,942
†Sunrun	55,000	326,150
†Thermon Group Holdings	29,403	564,832

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Electrical Equipment (continued)
†Vicor	11,771	$118,534

		9,805,842

Electronic Equipment, Instruments & Components–2.68%
†Agilysys	10,614	111,129
†Anixter International	25,201	1,342,709
AVX	41,500	563,570
Badger Meter	12,961	946,542
Belden	35,742	2,157,745
†Benchmark Electronics	40,166	849,511
†Coherent	21,032	1,930,317
†Control4	14,400	117,504
CTS	25,511	457,157
Daktronics	33,261	207,881
†DTS	15,365	406,404
Electro Rent	16,047	247,284
†Electro Scientific Industries	23,900	139,576
†ePlus	4,979	407,232
†Fabrinet	29,141	1,081,714
†FARO Technologies	16,099	544,629
†=Gerber Scientific	6,600	0
†II-VI	51,751	970,849
†Insight Enterprises	29,903	777,478
†InvenSense	60,952	373,636
†Itron	29,100	1,254,210
†Kimball Electronics	27,326	340,209
†Knowles	76,706	1,049,338
Littelfuse	19,206	2,269,957
†Maxwell Technologies	27,400	144,672
Mesa Laboratories	2,530	311,190
Methode Electronics	31,366	1,073,658
MTS Systems	13,457	589,955
†Multi-Fineline Electronix	8,997	208,730
†Novanta	29,863	452,424
†OSI Systems	16,868	980,537
Park Electrochemical	19,888	288,973
PC Connection	8,824	210,011
†Plexus	27,763	1,199,362
†QLogic	72,941	1,075,150
†Radisys	31,000	138,880
†Rofin-Sinar Technologies	25,047	800,001
†Rogers	16,652	1,017,437
†Sanmina	61,295	1,643,319
†ScanSource	22,837	847,481
SYNNEX	25,423	2,410,609
†Systemax	5,558	47,410
†Tech Data	31,400	2,256,090
†TTM Technologies	56,150	422,809
†Universal Display	36,041	2,443,580
Vishay Intertechnology	117,500	1,455,825
†Vishay Precision Group	12,172	163,348

		38,728,032

LVIP SSGA Small-Cap Index Fund–10

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Energy Equipment & Services–1.03%
Archrock	56,200	$529,404
Atwood Oceanics	51,700	647,284
Bristow Group	27,991	319,377
CARBO Ceramics	18,200	238,420
†Dawson Geophysical	17,500	142,625
†Era Group	17,100	160,740
†Exterran	28,100	361,085
†Fairmount Santrol Holdings	57,200	441,012
†Forum Energy Technologies	52,146	902,647
†Geospace Technologies	13,053	213,678
†Helix Energy Solutions Group	96,356	651,367
†Hornbeck Offshore Services	24,559	204,822
†Independence Contract Drilling	26,100	141,723
†Matrix Service	20,507	338,160
†McDermott International	210,100	1,037,894
†Natural Gas Services Group	12,185	279,037
†Newpark Resources	77,841	450,699
†Oil States International	42,800	1,407,264
†Parker Drilling	115,945	265,514
†PHI	13,382	239,270
†Pioneer Energy Services	61,783	284,202
†RigNet	8,774	117,484
†SEACOR Holdings	14,600	846,070
†Seadrill	328,600	1,064,664
Tesco	38,646	258,542
†TETRA Technologies	69,142	440,435
Tidewater	42,700	188,307
†Unit.	46,000	715,760
US Silica Holdings	54,883	1,891,817
†Willbros Group	37,600	95,128

		14,874,431

Food & Staples Retailing–0.63%
Andersons	23,063	819,659
†Chefs’ Warehouse	15,895	254,320
Ingles Markets Class A	10,331	385,346
†Natural Grocers by Vitamin Cottage	7,253	94,652
†Performance Food Group	32,500	874,575
PriceSmart	17,132	1,603,041
†Smart & Final Stores	21,500	320,135
SpartanNash	33,558	1,026,204
†SUPERVALU	232,047	1,095,262
†United Natural Foods	41,699	1,951,513
Village Super Market Class A	4,613	133,270
Weis Markets	9,200	465,060

		9,023,037

Food Products–1.43%
Alico	2,463	74,506
†Amplify Snack Brands	25,400	374,650
B&G Foods Class A	54,214	2,613,115
Calavo Growers	13,454	901,418

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Food Products (continued)
Cal-Maine Foods	27,530	$1,220,130
†Darling Ingredients	138,159	2,058,569
Dean Foods	81,300	1,470,717
†Farmer Brothers	5,201	166,744
Fresh Del Monte Produce	27,656	1,505,316
†Freshpet	18,400	171,672
†Inventure Foods	13,960	109,028
J&J Snack Foods	13,087	1,560,886
John B. Sanfilippo & Son	7,302	311,284
Lancaster Colony	15,754	2,010,368
†Landec	25,733	276,887
†Lifeway Foods	4,131	39,947
Limoneira	9,287	163,637
†Omega Protein	16,668	333,193
Sanderson Farms	17,390	1,506,670
†Seaboard	214	614,317
†Seneca Foods Class A	7,410	268,316
Snyders-Lance	69,985	2,371,792
Tootsie Roll Industries	14,868	572,864

		20,696,026

Gas Utilities–1.36%
Chesapeake Utilities	13,465	891,114
Delta Natural Gas	5,900	158,946
New Jersey Resources	72,682	2,801,891
Northwest Natural Gas	23,719	1,537,466
ONE Gas	44,700	2,976,573
South Jersey Industries	67,804	2,143,962
Southwest Gas	41,195	3,242,458
Spire	39,067	2,767,506
WGL Holdings	43,924	3,109,380

		19,629,296

Health Care Equipment & Supplies–3.16%
Abaxis	19,613	926,322
†Accuray	60,218	312,531
Analogic	10,837	860,891
†AngioDynamics	21,092	303,092
†Anika Therapeutics	13,495	724,007
†AtriCure	27,303	385,791
Atrion	1,267	542,099
†Avinger	9,500	113,335
†AxoGen	21,000	144,480
Cantel Medical	31,150	2,140,939
†Cardiovascular Systems	24,882	457,207
†Cerus	87,983	549,014
†ConforMIS	31,100	218,322
CONMED	24,722	1,179,981
†Corindus Vascular Robotics	14,000	20,020
@CryoLife	22,710	268,205
†Cutera	12,200	136,762
†Cynosure Class A	19,342	940,892

LVIP SSGA Small-Cap Index Fund–11

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Endologix	70,432	$877,583
†Entellus Medical	6,100	111,447
†Exactech	8,883	237,531
†GenMark Diagnostics	39,200	341,040
†Glaukos	14,500	422,820
†Globus Medical	59,274	1,412,499
†Haemonetics	45,534	1,320,031
†Halyard Health	38,500	1,252,020
†HeartWare International	13,880	801,570
†ICU Medical	12,767	1,439,479
†Inogen	14,100	706,551
†Insulet	48,285	1,460,138
†Integer Holdings	26,625	823,511
†Integra LifeSciences Holdings	26,275	2,096,219
Invacare	29,939	363,160
†Invivo Therapeutics Holdings	23,500	135,830
†Iradimed	2,500	54,400
†IRIDEX	6,600	97,614
†K2M Group Holdings	22,400	347,648
†LDR Holding	23,900	883,105
LeMaitre Vascular	7,800	111,306
†Masimo	36,458	1,914,592
Meridian Bioscience	37,475	730,763
†Merit Medical Systems	38,374	760,956
†Natus Medical	28,263	1,068,341
†Neogen	32,512	1,828,800
†Nevro	20,900	1,541,584
†Novocure	44,000	513,480
†NuVasive	43,037	2,570,170
†NxStage Medical	54,554	1,182,731
†OraSure Technologies	47,106	278,396
†Orthofix International	16,703	708,207
†Oxford Immunotec Global	17,300	155,700
†Penumbra	22,100	1,314,950
†Quidel	20,825	371,935
†Rockwell Medical Technologies	38,835	293,981
†RTI Surgical	56,500	202,835
†Second Sight Medical Products	15,156	54,258
†Senseonics Holdings	24,200	95,106
†Spectranetics	37,169	695,432
†Staar Surgical	37,999	209,374
†SurModics	10,565	248,066
†Symmetry Surgical	8,500	111,605
†Tandem Diabetes Care	11,800	88,972
†TransEnterix	29,600	36,112
Utah Medical Products	2,915	183,645
†Vascular Solutions	13,373	557,119
†Veracyte	12,100	60,863
†Wright Medical Group	89,703	1,558,141
†Zeltiq Aesthetics	29,156	796,833

		45,652,339

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services–2.40%
†AAC Holdings	8,600	$196,252
Aceto	25,157	550,687
†Addus HomeCare	4,700	81,921
†Adeptus Health Class A	10,700	552,762
†Air Methods	33,596	1,203,745
†Almost Family	7,076	301,508
†Amedisys	23,316	1,176,992
†American Renal Associates Holdings	7,600	220,172
†AMN Healthcare Services	39,574	1,581,773
†BioScrip	59,631	152,059
†BioTelemetry	20,300	330,890
†Capital Senior Living	27,031	477,638
Chemed	14,598	1,989,853
†Civitas Solutions	13,100	272,873
†Community Health Systems	95,900	1,155,595
†CorVel	8,012	345,958
†Cross Country Healthcare	28,617	398,349
†Diplomat Pharmacy	39,700	1,389,500
Ensign Group	45,590	957,846
†ExamWorks Group	36,704	1,279,134
†Genesis Healthcare	25,278	44,742
†HealthEquity	37,500	1,139,437
HealthSouth	77,967	3,026,679
†Healthways	22,736	262,601
Kindred Healthcare	67,651	763,780
Landauer	6,971	286,926
†LHC Group	11,806	510,964
†Magellan Health	20,695	1,361,110
†Molina Healthcare	37,581	1,875,292
National HealthCare	9,675	626,359
National Research Class A	7,337	100,517
†Nobilis Health	26,900	59,987
Owens & Minor	54,154	2,024,277
†PharMerica	24,249	597,980
†Providence Service	10,033	450,281
†Quorum Health	25,800	276,318
†RadNet	23,700	126,558
†Select Medical Holdings	92,767	1,008,377
†Surgery Partners	13,200	236,280
†Surgical Care Affiliates	23,300	1,110,711
†Team Health Holdings	58,959	2,397,863
†Teladoc	18,000	288,360
†Triple-S Management Class B	17,638	430,896
U.S. Physical Therapy	9,949	599,029
Universal American	50,311	381,357

		34,602,188

Health Care Technology–0.54%
†Castlight Health Class B	29,100	115,236
Computer Programs & Systems	10,449	417,124
†Cotiviti Holdings	11,000	232,430
†Evolent Health Class A	13,000	249,600

LVIP SSGA Small-Cap Index Fund–12

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Technology (continued)
†HealthStream	22,345	$592,589
†HMS Holdings	69,420	1,222,486
†Imprivata	13,900	194,600
†Medidata Solutions	47,334	2,218,545
†Omnicell	29,125	996,949
†Press Ganey Holdings	19,200	755,520
Quality Systems	45,528	542,238
†Vocera Communications	20,340	261,369

		7,798,686

Hotels, Restaurants & Leisure–3.21%
†Belmond Class A	77,522	767,468
†Biglari Holdings	895	360,989
†BJ’s Restaurants	20,274	888,609
Bloomin’ Brands	99,652	1,780,781
Bob Evans Farms	17,632	669,134
†Bojangles’	5,100	86,445
†Boyd Gaming	69,383	1,276,647
†Buffalo Wild Wings	16,268	2,260,439
†Caesars Acquisition Class A	43,242	485,175
†Caesars Entertainment	42,400	326,056
†Carrols Restaurant Group	26,365	313,743
†Century Casinos	18,500	115,255
Cheesecake Factory	39,486	1,900,856
Churchill Downs	11,721	1,481,066
†Chuy’s Holdings	12,532	433,733
ClubCorp Holdings	55,900	726,700
Cracker Barrel Old Country Store	16,394	2,811,079
†Dave & Buster’s Entertainment	32,900	1,539,391
†Del Frisco’s Restaurant Group	22,787	326,310
†Del Taco Restaurants	20,100	182,910
†Denny’s	67,056	719,511
†Diamond Resorts International	32,300	967,708
DineEquity	14,932	1,265,935
†El Pollo Loco Holdings	15,200	197,600
†Eldorado Resorts	23,700	360,121
†Empire Resorts	4,649	73,460
†Fiesta Restaurant Group	21,657	472,339
†Fogo de Chao	6,400	83,584
Golden Entertainment	9,000	105,210
†Habit Restaurants Class A	10,100	165,438
International Speedway Class A	24,418	816,782
Interval Leisure Group	97,736	1,554,002
†Intrawest Resorts Holdings	12,700	164,846
†Isle of Capri Casinos	21,773	398,881
†J Alexander’s Holdings	11,071	109,935
Jack in the Box	28,415	2,441,417
†Jamba	15,291	157,344
†Kona Grill	7,900	84,688
†Krispy Kreme Doughnuts	51,257	1,074,347
†La Quinta Holdings	72,100	821,940
†Lindblad Expeditions Holdings	12,800	123,264

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Luby’s	16,900	$84,838
Marcus	17,634	372,077
Marriott Vacations Worldwide	20,372	1,395,278
†Monarch Casino & Resort	6,584	144,650
†Nathan’s Famous	2,600	115,700
†Noodles	7,800	76,284
Papa John’s International	23,322	1,585,896
†Penn National Gaming	71,300	994,635
†Pinnacle Entertainment	53,185	589,290
†Planet Fitness Class A	14,600	275,648
†Popeyes Louisiana Kitchen	20,029	1,094,385
†Potbelly	16,600	208,164
†Red Lion Hotels	12,300	89,298
†Red Robin Gourmet Burgers	11,322	537,002
†Red Rock Resorts Class A	26,100	573,678
†Ruby Tuesday	53,395	192,756
Ruth’s Hospitality Group	26,908	429,183
†Scientific Games Class A	38,152	350,617
SeaWorld Entertainment	60,700	869,831
†Shake Shack Class A	13,600	495,448
Sonic	41,375	1,119,194
Speedway Motorsports	11,161	198,108
Texas Roadhouse	57,640	2,628,384
†Wingstop	13,700	373,325
†Zoe’s Kitchen	17,400	631,098

		46,315,905

Household Durables–1.31%
Bassett Furniture Industries	9,300	222,642
†Beazer Homes USA	25,566	198,137
†Cavco Industries	8,026	752,036
†Century Communities	13,200	228,888
CSS Industries	9,455	253,489
Ethan Allen Interiors	23,232	767,585
Flexsteel Industries	4,266	169,019
†GoPro	87,800	949,118
†Green Brick Partners	21,800	158,486
†Helen of Troy	24,347	2,503,845
Hooker Furniture	9,300	199,857
†Hovnanian Enterprises Class A	101,192	170,003
†Installed Building Products	17,618	639,357
†iRobot	22,432	786,915
KB Home	72,536	1,103,273
La-Z-Boy	45,333	1,261,164
†LGI Homes	13,100	418,414
Libbey	19,788	314,431
Lifetime Brands	8,078	117,858
†M/I Homes	22,274	419,419
MDC Holdings	35,334	860,030
†Meritage Homes	35,084	1,317,053
NACCO Industries Class A	2,792	156,352
†New Home	10,900	103,986

LVIP SSGA Small-Cap Index Fund–13

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Durables (continued)
†Taylor Morrison Home Class A	29,200	$433,328
†TopBuild	33,500	1,212,700
†TRI Pointe Homes	134,452	1,589,223
†Universal Electronics	12,111	875,383
†WCI Communities	18,800	317,720
†William Lyon Homes Class A	16,800	270,816
†ZAGG	25,300	132,825

		18,903,352

Household Products–0.29%
†Central Garden & Pet	8,800	200,904
†Central Garden & Pet Class A	32,822	712,566
†HRG Group	103,156	1,416,332
Oil-Dri of America	3,441	118,818
Orchids Paper Products	8,292	294,946
WD-40	12,639	1,484,451

		4,228,017

Independent Power & Renewable Electricity Producers–0.63%
Atlantic Power	116,633	289,250
Atlantica Yield	51,129	949,977
†Dynegy	105,300	1,815,372
NRG Yield Class A	31,100	473,342
NRG Yield Class C	55,200	860,568
Ormat Technologies	32,856	1,437,779
Pattern Energy Group	48,300	1,109,451
†Talen Energy	73,300	993,215
TerraForm Global Class A	79,400	258,844
TerraForm Power Class A	76,000	828,400
†Vivint Solar	15,700	48,199

		9,064,397

Industrial Conglomerates–0.04%
Raven Industries	33,951	643,032

		643,032

Insurance–2.29%
†Ambac Financial Group	35,300	581,038
American Equity Investment Life
Holding	72,455	1,032,484
AMERISAFE	16,599	1,016,191
Argo Group International Holdings	27,090	1,405,955
†Atlas Financial Holdings	8,300	142,926
Baldwin & Lyons Class B	9,743	240,262
Blue Capital Reinsurance Holdings	5,100	94,401
†Citizens	38,991	296,332
CNO Financial Group	156,212	2,727,462
Crawford Class B	10,379	88,118
Donegal Group Class A	5,144	84,825
†eHealth	14,419	202,154
EMC Insurance Group	5,953	165,017
Employers Holdings	28,927	839,462
†Enstar Group	9,911	1,605,483

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance (continued)
FBL Financial Group Class A	8,674	$526,252
Federated National Holding	11,700	222,768
Fidelity & Guaranty Life	8,000	185,440
†Genworth Financial	437,500	1,128,750
†Global Indemnity	6,337	174,458
†Greenlight Capital Re Class A	25,857	521,277
†Hallmark Financial Services	8,751	101,424
HCI Group	8,707	237,527
Heritage Insurance Holdings	22,000	263,340
Horace Mann Educators	36,431	1,231,003
Independence Holding	6,117	109,922
@Infinity Property & Casualty	10,089	813,779
Investors Title	1,200	114,300
James River Holdings L	12,400	421,104
Kemper	35,900	1,112,182
Maiden Holdings	51,395	629,075
†MBIA	114,400	781,352
National General Holdings	42,100	901,782
National Interstate	7,601	229,930
National Western Life Group Class A	1,716	335,083
Navigators Group	9,316	856,793
OneBeacon Insurance Group Class A	20,187	278,581
†Patriot National	10,200	83,436
Primerica	40,522	2,319,479
RLI	33,034	2,272,079
Safety Insurance Group	13,199	812,794
@Selective Insurance Group	49,407	1,887,841
State Auto Financial	12,495	273,765
State National	24,100	253,773
Stewart Information Services	18,139	751,136
†Third Point Reinsurance	57,400	672,728
†Trupanion	9,182	121,661
United Fire Group	18,221	773,117
United Insurance Holdings	17,300	283,374
Universal Insurance Holdings	28,603	531,444
†WMIH	176,500	391,830

		33,126,689

Internet & Catalog Retail–0.59%
†1-800-FLOWERS.com Class A	19,282	173,924
Blue Nile	8,797	240,862
†Duluth Holdings Class B	8,300	203,018
†Etsy	91,300	875,567
†FTD	13,837	345,372
†Gaiam Class A	11,700	90,558
HSN	28,612	1,399,985
†Lands End	15,400	252,868
†Liberty TripAdvisor Holdings Class A	63,600	1,391,568
Nutrisystem	22,826	578,867
†Overstock.com	11,597	186,828
PetMed Express	15,272	286,503
†Shutterfly	30,372	1,415,639

LVIP SSGA Small-Cap Index Fund–14

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet & Catalog Retail (continued)
†Wayfair Class A	27,400	$1,068,600

		8,510,159

Internet Software & Services–2.61%
†2U	31,900	938,179
†Actua	38,259	345,479
†Alarm.Com Holdings	9,000	230,670
†Amber Road	11,100	85,581
†Angie’s List	34,117	222,102
†Apigee	9,000	109,980
†Appfolio Class A	6,700	96,882
†Autobytel	7,600	105,412
†Bankrate	46,082	344,693
†Bazaarvoice	71,380	286,234
†Benefitfocus	11,200	426,944
†Blucora	31,068	321,864
†Box Class A	42,400	438,416
†Brightcove	32,686	287,637
†Carbonite	15,170	147,604
†Care.com	12,300	143,664
†ChannelAdvisor	20,200	292,698
†Cimpress	21,834	2,019,208
†comScore	41,009	979,295
†Cornerstone OnDemand	45,010	1,713,081
†Cvent	26,200	935,864
†Demandware	32,730	2,451,477
†DHI Group	40,816	254,284
EarthLink Holdings	81,653	522,579
†Endurance International Group Holdings	46,000	413,540
†Envestnet	35,963	1,197,928
†Everyday Health	24,400	192,272
†Five9	28,700	341,530
†Gogo	44,500	373,355
†GrubHub	70,200	2,181,114
†GTT Communications	22,900	423,192
†Hortonworks	35,100	375,219
†InContact	49,594	686,877
†Instructure	5,800	110,200
†Intralinks Holdings	37,605	244,433
j2 Global	40,487	2,557,564
†Limelight Networks	67,249	100,201
†Liquidity Services	24,526	192,284
†LivePerson	51,218	324,722
†LogMeIn	21,871	1,387,278
†Marchex Class B	24,554	78,082
†Marketo	36,100	1,257,002
†MeetMe	35,900	191,347
†Mindbody Class A	8,100	130,734
†Monster Worldwide	70,673	168,908
†New Relic	19,100	561,158
NIC	58,247	1,277,939

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet Software & Services (continued)
†Numerex Class A	12,000	$89,880
†Q2 Holdings	22,200	622,044
†QuinStreet	29,711	105,474
†Quotient Technology	55,000	737,550
†RealNetworks	13,048	56,237
Reis	9,100	226,590
†RetailMeNot	24,800	191,208
†Rightside Group	10,100	107,464
†@SciQuest	19,745	348,697
†Shutterstock	17,852	817,622
†SPS Commerce	13,201	799,981
†Stamps.com	14,038	1,227,202
†TechTarget	19,997	161,976
†TrueCar	43,900	344,615
†United Online	12,400	136,400
†Web.com Group	38,051	691,767
†WebMD Health	32,330	1,878,696
†Xactly	19,800	253,638
†XO Group	23,301	406,136

		37,669,883

IT Services–2.05%
†Acxiom	68,872	1,514,495
†ALJ Regional Holdings	16,100	80,500
†Blackhawk Network Holdings Class A	46,100	1,543,889
†CACI International Class A	20,561	1,858,920
†Cardtronics	39,140	1,558,163
Cass Information Systems	8,794	454,650
Convergys	77,322	1,933,050
CSG Systems International	28,588	1,152,382
†Datalink	17,567	131,753
†EPAM Systems	41,045	2,639,604
EVERTEC	52,800	820,512
†ExlService Holdings	28,548	1,496,201
Forrester Research	7,133	262,922
Hackett Group	21,691	300,854
†Higher One Holdings	26,700	136,437
†Information Services Group	27,000	101,250
†Lionbridge Technologies	61,134	241,479
ManTech International Class A	22,017	832,683
MAXIMUS	56,064	3,104,264
†MoneyGram International	24,587	168,421
†NeuStar Class A	49,000	1,151,990
†Perficient	32,125	652,459
†PFSweb	11,200	106,400
†Planet Payment	36,800	165,232
Science Applications International	36,800	2,147,280
†ServiceSource International	40,860	164,666
†Sykes Enterprises	33,677	975,286
†Syntel	27,728	1,254,969
TeleTech Holdings	12,260	332,614
Travelport Worldwide	100,400	1,294,156

LVIP SSGA Small-Cap Index Fund–15

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
IT Services (continued)
†Unisys	45,354	$330,177
†Virtusa	24,036	694,160

		29,601,818

Leisure Products–0.32%
Arctic Cat	12,314	209,338
Callaway Golf	81,927	836,475
Escalade	7,200	73,728
†JAKKS Pacific	12,037	95,213
Johnson Outdoors Class A	3,886	99,870
†@Malibu Boats Class A	15,700	189,656
Marine Products	5,709	48,298
MCBC Holdings	8,400	92,820
†Nautilus	27,600	492,384
†Performance Sports Group	41,000	123,000
†Smith & Wesson Holding	46,432	1,262,022
Sturm Ruger & Co	16,514	1,057,061

		4,579,865

Life Sciences Tools & Services–0.65%
†Accelerate Diagnostics	19,921	286,663
†Albany Molecular Research	19,000	255,360
†Cambrex	27,646	1,430,128
†ChromaDex	24,900	103,086
†Enzo Biochem	34,500	205,965
†Fluidigm	25,845	233,380
†INC Research Holdings Class A	36,000	1,372,680
†Luminex	37,607	760,790
†NanoString Technologies	12,600	158,760
†NeoGenomics	46,200	371,448
†Pacific Biosciences of California	64,198	451,633
†PAREXEL International	46,259	2,908,766
†PRA Health Sciences	21,000	876,960

		9,415,619

Machinery–3.19%
Actuant Class A	51,314	1,160,210
Alamo Group	8,635	569,651
Albany International	24,583	981,599
Altra Industrial Motion	23,178	625,342
American Railcar Industries	6,646	262,318
Astec Industries	16,847	945,959
Barnes Group	43,639	1,445,324
†Blue Bird	1,900	22,610
Briggs & Stratton	39,814	843,261
†Chart Industries	23,874	576,080
CIRCOR International	13,527	770,904
CLARCOR	42,060	2,558,510
@Columbus McKinnon	14,708	208,118
Douglas Dynamics	16,949	436,098
Dynamic Materials	12,200	131,150
†Energy Recovery	29,900	265,811
EnPro Industries	20,209	897,078

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
@ESCO Technologies	23,438	$936,114
†ExOne	9,291	98,206
Federal Signal	53,907	694,322
Franklin Electric	42,040	1,389,422
FreightCar America	10,041	141,076
Global Brass & Copper Holdings	17,000	463,930
Gorman-Rupp	17,282	473,700
Graham	7,462	137,450
Greenbrier Companies	23,547	685,924
Hardinge	10,200	102,612
Harsco	63,500	421,640
Hillenbrand	54,336	1,632,253
Hurco	5,769	160,551
Hyster-Yale Materials Handling	7,266	432,254
John Bean Technologies	24,892	1,523,888
Joy Global	85,700	1,811,698
@Kadant	8,297	427,378
Kennametal	68,700	1,518,957
Lindsay	9,307	631,573
†Lydall	14,802	570,765
Manitowoc	110,500	602,225
†Meritor	78,512	565,286
†Milacron Holdings	13,900	201,689
Miller Industries	11,629	239,441
Mueller Industries	47,340	1,509,199
Mueller Water Products Class A	133,627	1,526,020
†Navistar International	40,100	468,769
NN	20,456	286,179
Omega Flex	1,789	68,054
†Proto Labs	20,543	1,182,455
†RBC Bearings	19,418	1,407,805
†Rexnord	72,064	1,414,616
SPX	36,100	536,085
†SPX FLOW	30,700	800,349
Standex International	11,454	946,444
Sun Hydraulics	20,628	612,445
Supreme Industries Class A	11,300	154,810
Tennant	14,981	807,026
Titan International	37,010	229,462
†TriMas	35,725	643,050
†Wabash National	61,240	777,748
Watts Water Technologies Class A	24,828	1,446,479
Woodward	46,058	2,654,783

		46,034,155

Marine–0.10%
Costamare	23,000	176,410
Matson	37,000	1,194,730
†Scorpio Bulkers	24,491	68,330

		1,439,470

LVIP SSGA Small-Cap Index Fund–16

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Media–1.84%
AMC Entertainment Holdings	19,400	$535,634
†Carmike Cinemas	19,635	591,406
†Central European Media Enterprises Class A	49,011	103,413
†Daily Journal	1,150	272,539
†DreamWorks Animation SKG Class A	67,400	2,754,638
Entercom Communications Class A	18,821	255,401
Entravision Communications Class A	61,630	414,154
†Eros International	22,400	364,448
Gannett	102,200	1,411,382
†Global Eagle Entertainment	35,400	235,056
†Gray Television	56,600	614,110
†Hemisphere Media Group	9,200	108,560
†IMAX	51,400	1,515,272
†Liberty Braves Group Class A	8,000	120,320
†Liberty Braves Group Class C	27,300	400,218
†Liberty Media Group Class A	19,900	380,886
†Liberty Media Group Class C	40,100	760,697
†Loral Space & Communications	11,961	421,864
MDC Partners Class A	44,535	814,545
†Media General	94,800	1,629,612
Meredith	32,634	1,694,031
†MSG Networks	51,700	793,078
National CineMedia	55,429	858,041
New Media Investment Group	39,900	720,993
New York Times Class A	108,211	1,309,353
Nexstar Broadcasting Group Class A	26,756	1,273,050
†Reading International Class A	17,940	224,071
Saga Communications Class A	2,612	103,278
Scholastic	23,491	930,478
†Scripps (E.W.) Class A	51,266	812,053
Sinclair Broadcast Group Class A	56,332	1,682,074
Time	86,100	1,417,206
†Townsquare Media Class A	9,400	74,166
Tronc	23,200	320,160
World Wrestling Entertainment Class A	31,407	578,203

		26,494,390

Metals & Mining–1.16%
†AK Steel Holding	198,256	923,873
Allegheny Technologies	94,400	1,203,600
Ampco-Pittsburgh	7,400	83,694
Carpenter Technology	41,000	1,350,130
†Century Aluminum	48,287	305,657
†Cliffs Natural Resources	146,000	827,820
†Coeur Mining	132,786	1,415,499
Commercial Metals	96,300	1,627,470
Ferroglobe	51,633	444,560
Gold Resource	43,500	156,165
†Handy & Harman	2,948	77,208
Haynes International	11,781	377,934
Hecla Mining	331,700	1,691,670

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Metals & Mining (continued)
Kaiser Aluminum	15,422	$1,394,303
Materion.	15,484	383,384
Olympic Steel	5,606	153,100
†Real Industry	21,300	165,501
†Ryerson Holding	6,925	121,187
Schnitzer Steel Industries Class A	25,201	443,538
†Stillwater Mining	107,315	1,272,756
SunCoke Energy	50,547	294,184
TimkenSteel	36,300	349,206
Worthington Industries	41,308	1,747,328

		16,809,767

Multiline Retail–0.25%
Big Lots	43,400	2,174,774
Fred’s Class A	34,477	555,424
†Ollie’s Bargain Outlet Holdings	17,600	438,064
†Sears Holdings	9,800	133,378
†Tuesday Morning	44,883	315,079

		3,616,719

Multi-Utilities–0.58%
Avista.	55,026	2,465,165
Black Hills	44,843	2,826,903
NorthWestern	42,306	2,668,239
Unitil	10,641	454,051

		8,414,358

Oil, Gas & Consumable Fuels–1.96%
†Abraxas Petroleum	71,212	80,470
Adams Resources & Energy	1,206	46,431
Alon USA Energy	23,992	155,468
Ardmore Shipping	13,100	88,687
†Bill Barrett	47,490	303,461
California Resources	27,600	336,720
†Callon Petroleum	105,416	1,183,822
†Carrizo Oil & Gas	49,089	1,759,841
†Clayton Williams Energy	4,848	133,126
†Clean Energy Fuels	67,995	235,943
†Cobalt International Energy	354,700	475,298
†Contango Oil & Gas	14,481	177,247
CVR Energy	13,700	212,350
Delek U.S. Holdings	53,588	707,897
Denbury Resources	305,700	1,097,463
DHT Holdings	81,900	411,957
†Dorian LPG	22,000	155,100
†Eclipse Resources	51,400	171,676
†EP Energy Class A	33,600	174,048
†Erin Energy	13,300	32,053
Evolution Petroleum	22,147	121,144
†EXCO Resources	109,950	142,935
Frontline	56,436	444,151
GasLog	38,607	501,119
†Gener8 Maritime	34,100	218,240

LVIP SSGA Small-Cap Index Fund–17

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Golar LNG	77,300	$1,198,150
Green Plains	29,843	588,504
†Isramco	651	53,545
†Jones Energy Class A	30,600	126,072
†Matador Resources	72,195	1,429,461
Navios Maritime Acquisition	80,800	126,856
Nordic American Tankers	73,498	1,020,887
†Northern Oil & Gas	58,437	269,979
†Oasis Petroleum	152,100	1,420,614
Overseas Shipholding Group Class A	31,400	345,086
†Pacific Ethanol	25,000	136,250
Panhandle Oil & Gas Class A	12,494	208,275
†Par Pacific Holdings	24,300	372,762
†PDC Energy	39,950	2,301,519
†Renewable Energy Group	33,464	295,487
†Rex American Resources	4,850	290,175
†Ring Energy	31,087	274,187
†RSP Permian	68,400	2,386,476
†Sanchez Energy	47,038	332,088
Scorpio Tankers	145,009	609,038
SemGroup Class A	38,505	1,253,723
Ship Finance International	52,142	768,574
†Synergy Resources	153,313	1,021,065
Teekay	38,200	272,366
Teekay Tankers Class A	101,241	301,698
†W&T Offshore	25,736	59,708
Western Refining	61,041	1,259,276
†Westmoreland Coal	14,557	138,583

		28,227,051

Paper & Forest Products–0.56%
†Boise Cascade	31,746	728,571
†Clearwater Paper	15,251	996,958
Deltic Timber	8,455	567,584
KapStone Paper and Packaging	75,064	976,583
†Louisiana-Pacific	121,978	2,116,318
Neenah Paper	14,595	1,056,240
P.H. Glatfelter	39,017	763,173
Schweitzer-Mauduit International	26,267	926,700

		8,132,127

Personal Products–0.27%
Avon Products	382,900	1,447,362
†Elizabeth Arden	22,300	306,848
Inter Parfums	13,193	376,924
†LifeVantage	11,900	161,840
Medifast	10,787	358,883
Natural Health Trends	6,900	194,511
Nature’s Sunshine Products	8,440	80,433
†Nutraceutical International	6,886	159,411
†Revlon Class A	10,254	329,974
†Synutra International	13,658	52,037

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Personal Products (continued)
†USANA Health Sciences	4,439	$494,638

		3,962,861

Pharmaceuticals–1.90%
†AcelRx Pharmaceuticals	30,800	82,852
†Aclaris Therapeutics	4,800	88,656
†Aerie Pharmaceuticals	19,100	336,160
†Agile Therapeutics	12,200	92,842
†Amphastar Pharmaceuticals	28,400	457,808
†Ampio Pharmaceuticals	38,200	49,278
†ANI Pharmaceuticals	6,700	373,994
†Aratana Therapeutics	24,400	154,208
†Bio-Path Holdings	72,200	143,678
†Catalent	86,600	1,990,934
†Cempra	35,996	593,574
†Collegium Pharmaceutical	7,600	90,060
†Corcept Therapeutics	53,911	294,354
†Depomed	53,057	1,040,978
†Dermira	18,200	532,350
†Durect	96,800	118,096
†Egalet	19,200	95,232
†Endocyte	37,299	119,730
†Flex Pharma	6,800	69,428
†Heska	5,300	197,001
†Horizon Pharma	140,200	2,309,094
†Impax Laboratories	61,202	1,763,842
Innoviva	74,700	786,591
†Intersect ENT	22,200	287,046
†Intra-Cellular Therapies	29,800	1,156,836
†Lannett	21,480	511,009
†Lipocine	14,400	43,776
†Medicines	56,733	1,907,931
†Myokardia	7,800	96,720
†Nektar Therapeutics	111,988	1,593,589
†Neos Therapeutics	6,200	57,536
†Ocular Therapeutix	13,100	64,845
†Omeros	34,166	359,426
†Pacira Pharmaceuticals	30,975	1,044,787
†Paratek Pharmaceuticals	10,600	147,446
Phibro Animal Health Class A	13,500	251,910
†Prestige Brands Holdings	46,255	2,562,527
†Reata Pharmaceuticals Class A	4,900	96,775
†Relypsa	32,800	606,800
†Revance Therapeutics	16,300	221,680
†Sagent Pharmaceuticals	20,475	306,715
†SciClone Pharmaceuticals	39,574	516,836
†Sucampo Pharmaceuticals Class A	19,310	211,831
†Supernus Pharmaceuticals	40,785	830,790
†Teligent	32,500	232,050
†Tetraphase Pharmaceuticals	34,800	149,640
†TherapeuticsMD	125,900	1,070,150
†Theravance Biopharma	29,600	671,624

LVIP SSGA Small-Cap Index Fund–18

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Pharmaceuticals (continued)
†Titan Pharmaceuticals	16,300	$89,161
†WAVE Life Sciences	6,400	132,416
†XenoPort	48,601	342,151
†Zogenix	17,946	144,465

		27,489,208

Professional Services–1.33%
Acacia Research	47,376	208,454
†Advisory Board	35,024	1,239,499
Barrett Business Services	7,032	290,562
†CBIZ	45,446	473,093
CEB	27,902	1,720,995
†CRA International	9,451	238,354
Exponent	22,530	1,315,977
†Franklin Covey	9,480	145,328
†FTI Consulting	34,506	1,403,704
†GP Strategies	11,700	253,773
Heidrick & Struggles International	17,364	293,104
†Hill International	25,600	104,192
†Huron Consulting Group	18,078	1,092,273
†ICF International	15,751	644,216
Insperity	13,201	1,019,513
Kelly Services Class A	26,077	494,681
Kforce	21,938	370,533
Korn/Ferry International	49,845	1,031,791
†Mistras Group	14,147	337,689
†Navigant Consulting	37,836	611,051
†On Assignment	43,882	1,621,440
Resources Connection	29,009	428,753
†RPX	48,774	447,258
†TriNet Group	37,400	777,546
†TrueBlue.	37,487	709,254
†WageWorks	31,730	1,897,771

		19,170,804

Real Estate Investment Trusts–9.20%
Acadia Realty Trust	61,615	2,188,565
AG Mortgage Investment Trust	26,784	386,761
Agree Realty	19,666	948,688
Alexander’s	1,676	685,869
Altisource Residential	45,300	416,307
American Assets Trust	32,873	1,395,130
American Capital Mortgage Investment	39,711	627,037
Anworth Mortgage Asset	93,031	437,246
Apollo Commercial Real Estate Finance	52,595	845,202
Apollo Residential Mortgage	30,381	407,105
Ares Commercial Real Estate	19,289	237,062
Armada Hoffler Properties	22,500	309,150
Armour Residential REIT	29,353	587,060
Ashford Hospitality Prime	20,254	286,392

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
Ashford Hospitality Trust	72,698	$390,388
Bluerock Residential Growth REIT	16,000	208,000
Capstead Mortgage	86,908	843,008
CareTrust REIT	53,481	736,968
CatchMark Timber Trust Class A	35,100	428,922
CBL & Associates Properties	146,700	1,365,777
Cedar Realty Trust	73,061	542,843
Chatham Lodging Trust	34,731	763,387
Chesapeake Lodging Trust	52,615	1,223,299
City Office REIT	16,300	211,574
Colony Capital Class A	97,779	1,500,908
Colony Starwood Homes	56,500	1,718,730
Community Healthcare Trust	11,000	232,540
Corenergy Infrastructure Trust	10,120	291,962
Coresite Realty	29,168	2,586,910
Cousins Properties	186,546	1,940,078
CYS Investments	140,267	1,174,035
DiamondRock Hospitality	176,174	1,590,851
DuPont Fabros Technology	64,845	3,082,731
Dynex Capital	45,630	316,672
Easterly Government Properties	20,700	408,411
EastGroup Properties	27,869	1,920,731
Education Realty Trust	57,786	2,666,246
Farmland Partners	10,100	114,332
FelCor Lodging Trust	127,466	794,113
First Industrial Realty Trust	101,006	2,809,987
First Potomac Realty Trust	45,418	417,846
Four Corners Property Trust	52,500	1,080,975
Franklin Street Properties	84,804	1,040,545
GEO Group	64,084	2,190,391
Getty Realty	21,217	455,105
Gladstone Commercial	19,805	334,506
Global Net Lease	148,300	1,178,985
Government Properties Income Trust	58,003	1,337,549
Gramercy Property Trust	367,216	3,385,732
Great Ajax	11,300	156,731
Hannon Armstrong Sustainable Infrastructure Capital	33,800	730,080
Hatteras Financial	80,000	1,312,000
Healthcare Realty Trust	90,692	3,173,313
Hersha Hospitality Trust	39,441	676,413
Hudson Pacific Properties	71,251	2,079,104
Independence Realty Trust	35,056	286,758
†InfraREIT	34,600	606,884
Invesco Mortgage Capital	96,061	1,315,075
Investors Real Estate Trust	110,862	717,277
†iStar Financial	68,270	654,709
Kite Realty Group Trust	71,854	2,014,068
Ladder Capital Class A	39,293	479,375
LaSalle Hotel Properties	94,411	2,226,211
Lexington Realty Trust	199,886	2,020,847
LTC Properties	32,773	1,695,347

LVIP SSGA Small-Cap Index Fund–19

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
Mack-Cali Realty	76,000	$2,052,000
Medical Properties Trust	206,172	3,135,876
Monmouth Real Estate Investment	55,689	738,436
Monogram Residential Trust	146,800	1,498,828
National Health Investors	32,234	2,420,451
National Storage Affiliates Trust	19,800	412,236
New Residential Investment	197,400	2,732,016
New Senior Investment Group	68,900	735,852
New York Mortgage Trust	97,532	594,945
New York REIT	138,600	1,282,050
Nexpoint Residential Trust	16,300	296,660
NorthStar Realty Europe	51,800	479,150
One Liberty Properties	10,738	256,101
Orchid Island Capital	15,600	160,524
Owens Realty Mortgage	8,700	144,768
Parkway Properties	69,910	1,169,594
Pebblebrook Hotel Trust	63,010	1,654,013
Pennsylvania Real Estate Investment Trust	61,099	1,310,574
PennyMac Mortgage Investment Trust	59,721	969,272
Physicians Realty Trust	117,500	2,468,675
Potlatch	33,492	1,142,077
Preferred Apartment Communities Class A	18,800	276,736
PS Business Parks	16,862	1,788,721
QTS Realty Trust Class A	40,700	2,278,386
RAIT Financial Trust	70,832	221,704
Ramco-Gershenson Properties Trust	68,805	1,349,266
Redwood Trust	67,646	934,191
Resource Capital	30,082	386,855
Retail Opportunity Investments	85,667	1,856,404
Rexford Industrial Realty	54,000	1,138,860
RLJ Lodging Trust	108,361	2,324,343
Rouse Properties	29,160	532,170
Ryman Hospitality Properties	37,403	1,894,462
Sabra Health Care REIT	57,655	1,189,711
Saul Centers	9,166	565,634
Select Income REIT	55,163	1,433,686
Seritage Growth Properties Class A	21,700	1,081,528
Silver Bay Realty Trust	31,852	542,440
STAG Industrial	59,734	1,422,267
Summit Hotel Properties	78,373	1,037,659
Sunstone Hotel Investors	188,992	2,281,133
Terreno Realty	37,814	978,248
TIER REIT	41,500	636,195
UMH Properties	17,967	202,129
@=United Development Funding IV	27,300	87,360
Universal Health Realty Income Trust	11,273	644,590
Urban Edge Properties	76,400	2,281,304
Urstadt Biddle Properties Class A	25,117	622,399
Washington Real Estate Investment Trust	63,875	2,009,508

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
Western Asset Mortgage Capital	39,084	$366,999
Whitestone REIT	21,971	331,323
WP Glimcher	161,500	1,807,185
Xenia Hotels & Resorts	89,900	1,508,522

		132,852,819

Real Estate Management & Development–0.45%
Alexander & Baldwin	40,600	1,467,284
†Altisource Portfolio Solutions	12,400	345,216
†AV Homes	8,780	107,292
Consolidated-Tomoka Land	4,399	208,821
†Forestar Group	32,877	390,908
†FRP Holdings	5,972	206,034
Kennedy-Wilson Holdings	77,153	1,462,821
†Marcus & Millichap	12,200	310,002
RE/MAX Holdings	15,400	620,004
RMR Group Class A	4,995	154,695
†St. Joe	45,868	812,781
†Stratus Properties	5,400	101,142
†Tejon Ranch	9,765	230,845
†Trinity Place Holdings	16,800	129,192

		6,547,037

Road & Rail–0.44%
ArcBest	23,542	382,557
Celadon Group	20,646	168,678
†Covenant Transportation Group Class A	10,200	184,314
Heartland Express	38,609	671,410
Knight Transportation	58,182	1,546,478
Marten Transport	17,978	355,964
†P.A.M. Transportation Services	2,100	33,369
†Roadrunner Transportation Systems	25,803	192,490
†Saia	19,863	499,356
†Swift Transportation	68,768	1,059,715
Universal Logistics Holdings	6,097	78,651
†USA Truck	5,700	99,807
Werner Enterprises	39,456	906,304
†YRC Worldwide	25,000	220,000

		6,399,093

Semiconductors & Semiconductor Equipment–3.22%
†Acacia Communications	4,600	183,724
†Advanced Energy Industries	33,779	1,282,251
†Advanced Micro Devices	569,900	2,929,286
†Alpha & Omega Semiconductor	19,771	275,410
†Ambarella	27,792	1,412,112
†Amkor Technology	88,465	508,674
†Applied Micro Circuits	73,890	474,374
†Axcelis Technologies	93,334	251,068
Brooks Automation	61,390	688,796
Cabot Microelectronics	20,171	854,040
†Cavium	47,173	1,820,878

LVIP SSGA Small-Cap Index Fund–20

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†CEVA	19,023	$516,855
†Cirrus Logic	54,488	2,113,590
Cohu	21,843	236,997
†Diodes	33,065	621,291
†DSP Group	17,252	183,044
†Entegris	122,950	1,779,087
†Exar	28,984	233,321
†Fairchild Semiconductor International	98,800	1,961,180
†FormFactor	54,325	488,384
†GigPeak	40,400	79,184
†Inphi	34,194	1,095,234
†Integrated Device Technology	117,119	2,357,605
Intersil Class A	112,595	1,524,536
IXYS	23,122	237,001
†Kopin	64,942	144,171
†Lattice Semiconductor	108,126	578,474
†MACOM Technology Solutions Holdings	21,307	702,705
†MaxLinear Class A	46,472	835,567
†Microsemi	98,955	3,233,849
MKS Instruments	45,524	1,960,263
Monolithic Power Systems	33,553	2,292,341
†Nanometrics	22,922	476,548
†NeoPhotonics	24,000	228,720
NVE	4,618	270,846
†PDF Solutions	25,878	362,033
†Photronics	60,160	536,026
Power Integrations	25,656	1,284,596
†Rambus	101,886	1,230,783
†Rudolph Technologies	28,138	436,983
†Semtech	57,684	1,376,340
†Sigma Designs	31,300	201,259
†Silicon Laboratories	36,800	1,793,632
†Synaptics	32,252	1,733,545
Tessera Technologies	41,435	1,269,568
†Ultra Clean Holdings	28,866	164,248
†Ultratech	21,955	504,306
†Veeco Instruments	32,107	531,692
†Xcerra	43,741	251,511

		46,507,928

Software–4.07%
†A10 Networks	38,300	247,801
†ACI Worldwide	97,551	1,903,220
American Software Class A	25,261	264,735
†Aspen Technology	72,875	2,932,490
†AVG Technologies	36,596	694,958
†Barracuda Networks	19,100	289,174
Blackbaud	41,033	2,786,141
†Bottomline Technologies	35,571	765,844
†BroadSoft	25,014	1,026,324
†Callidus Software	47,557	950,189

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
†CommVault Systems	33,602	$1,451,270
†Digimarc	6,058	193,614
Ebix	20,678	990,476
†Ellie Mae	25,292	2,318,012
†EnerNOC	20,785	131,361
Epiq Systems	20,259	295,781
†Exa	12,100	174,845
Fair Isaac	26,939	3,044,376
†Fleetmatics Group	34,039	1,474,910
†Gigamon	28,200	1,054,398
†Globant	22,300	877,505
†Glu Mobile	91,532	201,370
†Guidance Software	24,949	154,434
†HubSpot	25,100	1,089,842
†Imperva	23,661	1,017,660
†Infoblox	51,892	973,494
†Interactive Intelligence Group	15,520	636,165
†Jive Software	42,555	160,007
Mentor Graphics	93,190	1,981,219
†MicroStrategy	8,284	1,449,866
†Mitek Systems	25,600	182,016
†MobileIron	45,700	139,385
†Model N	19,300	257,655
Monotype Imaging Holdings	35,831	882,518
†Park City Group	12,800	114,816
†Paycom Software	38,200	1,650,622
†Paylocity Holding	18,700	807,840
Pegasystems	31,402	846,284
†Progress Software	44,900	1,232,954
†Proofpoint	35,520	2,240,957
†PROS Holdings	22,037	384,105
QAD Class A	7,073	136,297
†Qlik Technologies	81,580	2,413,136
†Qualys	23,625	704,261
†Rapid7	17,300	217,634
†RealPage	46,411	1,036,358
†RingCentral Class A	50,900	1,003,748
†Rosetta Stone	16,800	130,200
†Rovi	69,700	1,090,108
†Rubicon Project	32,400	442,260
Sapiens International	23,890	279,752
†SecureWorks Class A	5,300	74,730
†Silver Spring Networks	34,500	419,175
†Synchronoss Technologies	35,844	1,141,990
†Take-Two Interactive Software	71,041	2,693,875
†Tangoe	33,351	257,470
†Telenav	25,300	129,030
†TiVo	78,799	780,110
†Tubemogul	14,700	174,930
†Varonis Systems	9,600	230,592
†VASCO Data Security International	26,059	427,107
†Verint Systems	53,970	1,788,026

LVIP SSGA Small-Cap Index Fund–21

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
†VirnetX Holding	29,605	$118,420
†Workiva	19,100	260,906
†Xura	17,841	435,856
†Zendesk	70,600	1,862,428
†Zix	58,574	219,653

		58,738,685

Specialty Retail–2.62%
Aaron’s	57,100	1,249,919
Abercrombie & Fitch	59,400	1,057,914
American Eagle Outfitters	144,800	2,306,664
†America’s Car-Mart	8,285	233,968
†Asbury Automotive Group	18,644	983,285
†Ascena Retail Group	151,149	1,056,532
Barnes & Noble	54,972	623,932
†Barnes & Noble Education	29,243	296,816
Big 5 Sporting Goods	14,893	138,058
†Boot Barn Holdings	11,100	95,682
Buckle	22,708	590,181
†Build-A-Bear Workshop	10,800	144,936
Caleres	38,825	939,953
Cato Class A	23,682	893,285
Chico’s FAS	112,900	1,209,159
Children’s Place	16,101	1,290,978
Citi Trends	13,276	206,176
†Conn’s	21,602	162,447
†Container Store Group	15,800	84,530
†Destination XL Group	25,722	117,550
DSW Class A	58,500	1,239,030
†Express	64,275	932,630
Finish Line Class A	37,008	747,192
†Five Below	46,918	2,177,464
†Francesca’s Holdings	30,562	337,710
†Genesco	17,232	1,108,190
GNC Holdings	59,700	1,450,113
Group 1 Automotive	18,135	895,144
Guess	54,800	824,740
Haverty Furniture	15,414	277,914
†Hibbett Sports	19,683	684,772
†Kirkland’s	12,675	186,069
Lithia Motors Class A	19,937	1,416,923
†Lumber Liquidators Holdings	25,016	385,747
†MarineMax	23,340	396,080
†Mattress Firm Holding	16,519	554,212
Monro Muffler Brake	27,349	1,738,302
†Office Depot	481,000	1,592,110
Outerwall	14,744	619,248
†Party City Holdco	22,400	311,584
Pier 1 Imports	70,825	364,041
Rent-A-Center	42,810	525,707
†Restoration Hardware Holdings	33,667	965,570
†Select Comfort	42,011	898,195

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail (continued)
Shoe Carnival	12,521	$313,776
Sonic Automotive Class A	23,231	397,482
†Sportsman’s Warehouse Holdings	22,400	180,544
Stage Stores	29,395	143,448
Stein Mart	24,246	187,179
Tailored Brands	41,142	520,858
†Tile Shop Holdings	28,300	562,604
†Tilly’s Class A	5,063	29,315
†Vitamin Shoppe	19,407	593,272
†West Marine	15,708	131,790
Winmark	1,509	150,402
†Zumiez	16,623	237,875

		37,759,197

Technology Hardware, Storage & Peripherals–0.63%
†3D Systems	93,300	1,277,277
†Avid Technology	28,700	166,747
CPI Card Group	14,400	72,144
†Cray	34,869	1,043,280
Diebold	51,900	1,288,677
†Eastman Kodak	17,100	274,968
†Electronics For Imaging	40,367	1,737,396
†Immersion	20,327	149,200
†Nimble Storage	54,700	435,412
†Pure Storage Class A	53,100	578,790
†Silicon Graphics International	24,767	124,578
†Stratasys	45,400	1,039,206
†Super Micro Computer	32,715	812,968
†USA Technologies	31,200	133,224

		9,133,867

Textiles, Apparel & Luxury Goods–1.00%
Columbia Sportswear	25,220	1,451,159
†Crocs	61,500	693,720
Culp	7,541	208,358
†Deckers Outdoor	28,700	1,650,824
†Delta Apparel	6,200	139,810
†Fossil Group	36,500	1,041,345
†G-III Apparel Group	37,396	1,709,745
†Iconix Brand Group	37,051	250,465
Movado Group	14,680	318,262
Oxford Industries	13,076	740,363
†Perry Ellis International	10,714	215,566
†Sequential Brands Group	33,810	269,804
†Steven Madden	53,534	1,829,792
Superior Uniform Group	4,900	93,541
†Tumi Holdings	49,546	1,324,860
†Unifi	12,374	336,944
†Vera Bradley	16,479	233,507
†Vince Holding	25,180	137,984
Wolverine World Wide	85,908	1,745,651

		14,391,700

LVIP SSGA Small-Cap Index Fund–22

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Thrifts & Mortgage Finance–1.98%
Astoria Financial	79,553	$1,219,547
Bank Mutual	42,625	327,360
BankFinancial	13,649	163,652
Bear State Financial	8,540	80,532
†Beneficial Bancorp	61,456	781,721
†BofI Holding	54,960	973,342
†BSB Bancorp	5,900	133,635
Capitol Federal Financial	110,800	1,545,660
Charter Financial	14,593	193,795
Clifton Bancorp	19,962	300,827
Dime Community Bancshares	23,751	404,004
ESSA Bancorp	7,100	95,140
†Essent Group	64,900	1,415,469
EverBank Financial	89,565	1,330,936
Federal Agricultural Mortgage Class C	8,874	308,993
First Defiance Financial	6,643	258,081
†Flagstar Bancorp	19,400	473,554
Fox Chase Bancorp	11,413	232,140
Hingham Institution for Savings	900	110,628
Home Bancorp	5,000	137,350
†HomeStreet	22,929	456,746
†Impac Mortgage Holdings	8,000	125,440
Kearny Financial	80,917	1,017,936
Lake Sunapee Bank Group	6,800	116,348
†LendingTree	5,605	495,090
Meridian Bancorp	41,954	620,080
Meta Financial Group	7,200	366,912
†MGIC Investment	296,650	1,765,067
†Nationstar Mortgage Holdings	35,400	398,604
†NMI Holdings Class A	48,500	265,780
Northfield Bancorp	42,956	637,037
Northwest Bancshares	89,966	1,334,196
OceanFirst Financial	17,776	322,990
†Ocwen Financial	84,300	144,153
Oritani Financial	33,511	535,841
†PennyMac Financial Services Class A	13,400	167,366
†PHH	46,052	613,413
Provident Financial Holdings	5,700	104,310
Provident Financial Services	58,231	1,143,657
Radian Group	187,154	1,950,145
SI Financial Group	9,700	128,428
Southern Missouri Bancorp	5,100	120,003
Territorial Bancorp	6,742	178,461
TrustCo Bank	88,003	564,099
United Community Financial	45,200	274,816
United Financial Bancorp	38,254	496,537
†Walker & Dunlop	23,263	529,931
†Walter Investment Management	28,818	79,538
Washington Federal	81,500	1,977,190
Waterstone Financial	19,664	301,449
Westfield Financial	13,800	106,260

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Thrifts & Mortgage Finance (continued)
WSFS Financial	24,891	$801,241

		28,625,430

Tobacco–0.20%
†Alliance One International	7,200	110,880
Universal	19,742	1,139,903
Vector Group	73,720	1,652,802

		2,903,585

Trading Companies & Distributors–1.03%
Aircastle	41,544	812,601
Applied Industrial Technologies	33,330	1,504,516
†Beacon Roofing Supply	51,990	2,363,985
†BMC Stock Holdings	47,900	853,578
†CAI International	13,507	101,303
†DXP Enterprises	12,112	180,832
GATX	35,600	1,565,332
†GMS	6,200	137,950
H&E Equipment Services	28,781	547,702
Kaman Class A	24,252	1,031,195
†Lawson Products	3,800	75,468
†MRC Global	81,500	1,158,115
†Neff Class A	6,900	75,417
†NOW	93,000	1,687,020
†Rush Enterprises Class A	25,619	552,089
†Rush Enterprises Class B	5,700	118,503
†SiteOne Landscape Supply	10,100	343,299
TAL International Group	25,486	341,767
Textainer Group Holdings	20,220	225,251
†Titan Machinery	14,270	159,111
†Univar	35,100	663,741
†Veritiv	7,100	266,818
†Willis Lease Finance	3,700	82,251

		14,847,844

Transportation Infrastructure–0.05%
†Wesco Aircraft Holdings	55,820	749,104

		749,104

Water Utilities–0.37%
American States Water	32,554	1,426,516
Artesian Resources Class A	7,219	244,868
California Water Service Group	41,842	1,461,541
Connecticut Water Service	9,225	518,445
Consolidated Water	11,200	146,272
Middlesex Water	13,731	595,651
SJW	14,815	583,415
York Water	10,937	350,421

		5,327,129

Wireless Telecommunication Services–0.17%
†Boingo Wireless	37,197	331,797
=Leap Wireless International	38,182	96,219

LVIP SSGA Small-Cap Index Fund–23

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Wireless Telecommunication Services (continued)
†NII Holdings	46,500	$147,870
Shenandoah Telecommunications	40,050	1,564,353
Spok Holdings	19,077	365,611

		2,505,850

Total Common Stock (Cost $1,239,575,278)		1,415,514,859

RIGHTS–0.01%
†@=Dyax	122,431	135,898
†=Forest Laboratories	3,000	0
†=Trius Therapeutics	28,563	0

Total Rights (Cost $135,898)		135,898

WARRANTS–0.00%
†Asterias Biotherapeutics, exercise price $5.00, expiration date 9/30/16	2,400	480
†Greenhunter Energy, exercise price $27.50, expiration date 12/31/17	90	0
†Tejon Ranch, exercise price $40.00, expiration date 8/31/16	1,546	0

Total Warrants (Cost $11,075)		480

	Number of	Value
	Shares	(U.S. $)
MONEY MARKET FUND–1.71%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	24,751,530	$24,751,530

Total Money Market Fund (Cost $24,751,530)		24,751,530

	Principal
	Amount°
SHORT-TERM INVESTMENT–0.17%
≠¥U.S. Treasury Obligations–0.17%
U.S. Treasury Bill 0.43% 12/8/16	2,400,000	2,397,000

Total Short-Term Investment (Cost $2,396,480)		2,397,000

TOTAL VALUE OF SECURITIES–99.92% (Cost $1,266,870,261)	1,442,799,767
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.08%	1,111,415

NET ASSETS APPLICABLE TO 57,487,645 SHARES OUTSTANDING–100.00%	$1,443,911,182

NET ASSET VALUE PER SHARE–LVIP SSgA SMALL-CAP INDEX FUND STANDARD CLASS ($1,171,161,228 / 46,617,462 Shares)	$25.123

NET ASSET VALUE PER SHARE–LVIP SSgA SMALL-CAP INDEX FUND SERVICE CLASS ($272,749,954 / 10,870,183 Shares)	$25.092

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$1,218,991,350
Undistributed net investment income	9,134,493
Accumulated net realized gain on investments.	39,898,884
Net unrealized appreciation of investments and derivatives.	175,886,455

TOTAL NET ASSETS	$1,443,911,182

†	Non-income producing for the period.

«	Includes $509,701 cash collateral held at broker for futures contracts, $187,518 payable for securities purchased, $734,658 payable for fund shares redeemed and $441,997 due to manager and affiliates as of June 30, 2016.

@	Illiquid security. At June 30, 2016, the aggregate value of illiquid securities was $6,639,191, which represents 0.46% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2016, the aggregate value of fair valued securities was $319,477, which represents 0.02% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

≠	The rate shown is the effective yield at the time of purchase.

LVIP SSGA Small-Cap Index Fund–24

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets (continued)

°	Principal amount shown is stated in U.S. dollars.

¥	Fully or partially pledged as collateral for futures contracts.

The following futures contract was outstanding at June 30, 2016:1

Futures Contract

	Contract to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
255	E-mini Russell 2000 Index	$29,301,751	$29,258,700	9/19/16	$(43,051)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

IT–Information Technology

REIT–Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Small-Cap Index Fund–25

LVIP SSGA Small-Cap Index Fund

Statement of Operations

Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME:
Dividends	$11,556,299
Interest	21,558
Foreign tax withheld	(4,106)

11,573,751

EXPENSES:
Management fees	2,222,421
Distribution fees-Service Class	326,909
Accounting and administration expenses	174,443
Reports and statements to shareholders	80,587
Professional fees.	34,691
Index fees	30,000
Trustees’ fees and expenses	18,536
Custodian fees	8,477
Pricing fees	4,200
Consulting fees	1,366
Other	9,026

2,910,656
Less management fees waived	(6,216)

Total operating expenses	2,904,440

NET INVESTMENT INCOME	8,669,311

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	27,691,676
Foreign currencies	3
Futures contracts	(1,451,426)

Net realized gain	26,240,253

Net change in unrealized appreciation (depreciation) of:
Investments	(8,303,723)
Foreign currencies	(7)
Futures contracts	(200,159)

Net change in unrealized appreciation (depreciation)	(8,503,889)

NET REALIZED AND UNREALIZED GAIN	17,736,364

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,405,675

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Small-Cap Index Fund

Statements of Changes in Net Assets

	Six Months
	Ended
	6/30/16	Year Ended
	(unaudited)	12/31/15

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$8,669,311	$13,616,339
Net realized gain	26,240,253	31,135,381
Net change in unrealized appreciation (depreciation)	(8,503,889)	(137,928,062)

Net increase (decrease) in net assets resulting from operations	26,405,675	(93,176,342)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(11,679,546)
Service Class	—	(2,006,117)
Net realized gain on investments:
Standard Class	—	(37,224,484)
Service Class	—	(8,956,239)

	—	(59,866,386)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	105,585,073	560,784,887
Service Class	18,779,195	40,222,417
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	48,904,030
Service Class	—	10,962,356

	124,364,268	660,873,690

Cost of shares redeemed:
Standard Class	(139,067,185)	(384,167,227)
Service Class	(27,722,011)	(48,862,524)

	(166,789,196)	(433,029,751)

Increase (Decrease) in net assets derived from capital share transactions	(42,424,928)	227,843,939

NET INCREASE (DECREASE) IN NET ASSETS	(16,019,253)	74,801,211
NET ASSETS:
Beginning of period	1,459,930,435	1,385,129,224

End of period	$1,443,911,182	$1,459,930,435

Undistributed net investment income	$9,134,493	$465,182

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Small-Cap Index Fund–26

LVIP SSGA Small-Cap Index Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP SSGA Small-Cap Index Fund Standard Class
	Six months
	Ended
	6/30/16[1]			Year Ended
	(unaudited)	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$24.643	$26.990	$26.722	$19.597	$17.026	$17.904

Income (loss) from investment operations:
Net investment income[2]	0.152	0.246	0.235	0.219	0.267	0.168
Net realized and unrealized gain (loss)	0.328	(1.514)	0.965	7.205	2.434	(0.984)

Total from investment operations	0.480	(1.268)	1.200	7.424	2.701	(0.816)

Less dividends and distributions from:
Net investment income	—	(0.247)	(0.225)	(0.189)	(0.130)	(0.062)
Net realized gain	—	(0.832)	(0.707)	(0.110)	—	—

Total dividends and distributions	—	(1.079)	(0.932)	(0.299)	(0.130)	(0.062)

Net asset value, end of period	$25.123	$24.643	$26.990	$26.722	$19.597	$17.026

Total return[3]	1.93%	(4.71% )	4.67%	37.90%	15.89%	(4.56% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,171,161	$1,183,053	$1,085,366	$881,401	$406,060	$419,399
Ratio of expenses to average net assets	0.37%	0.37%	0.37%	0.39%	0.41%	0.42%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.37%	0.37%	0.37%	0.39%	0.41%	0.42%
Ratio of net investment income to average net assets	1.29%	0.91%	0.89%	0.93%	1.44%	0.97%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.29%	0.91%	0.89%	0.93%	1.44%	0.97%
Portfolio turnover	14%	32%	15%	17%	43%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Small-Cap Index Fund–27

LVIP SSGA Small-Cap Index Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP SSGA Small-Cap Index Fund Service Class
	Six months
	Ended
	6/30/16[1]			Year Ended
	(unaudited)	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$24.643	$26.987	$26.722	$19.602	$17.031	$17.908

Income (loss) from investment operations:
Net investment income[2]	0.123	0.178	0.168	0.161	0.221	0.128
Net realized and unrealized gain (loss)	0.326	(1.510)	0.964	7.199	2.434	(0.988)

Total from investment operations	0.449	(1.332)	1.132	7.360	2.655	(0.860)

Less dividends and distributions from:
Net investment income	—	(0.180)	(0.160)	(0.130)	(0.084)	(0.017)
Net realized gain	—	(0.832)	(0.707)	(0.110)	—	—

Total dividends and distributions	—	(1.012)	(0.867)	(0.240)	(0.084)	(0.017)

Net asset value, end of period	$25.092	$24.643	$26.987	$26.722	$19.602	$17.031

Total return[3]	1.81%	(4.95% )	4.41%	37.56%	15.60%	(4.80% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$272,750	$276,877	$299,763	$325,878	$152,448	$134,341
Ratio of expenses to average net assets	0.62%	0.62%	0.62%	0.64%	0.66%	0.67%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.62%	0.62%	0.62%	0.64%	0.66%	0.67%
Ratio of net investment income to average net assets	1.04%	0.66%	0.64%	0.68%	1.19%	0.72%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.04%	0.66%	0.64%	0.64%	1.19%	0.72%
Portfolio turnover	14%	32%	15%	17%	43%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Small-Cap Index Fund–28

LVIP SSGA Small-Cap Index Fund

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Small-Cap Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between bid and ask prices is used, which approximates fair value. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. U.S. government and agency securities are valued at the mean between the bid and the ask prices, which approximate fair value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximate fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2016 and for all open tax years (years ended December 31, 2012–December 31, 2015) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2016, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate that portion of realized gains and losses on investments resulting from changes in foreign exchange rates from that which is due to changes in market prices. Both types of changes in gain/loss are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date

LVIP SSGA Small-Cap Index Fund–29

LVIP SSGA Small-Cap Index Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer or management estimates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2016.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2016.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.32% of the average daily net assets of the Fund. Effective April 1, 2016, LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund’s first $500 million of average daily net assets. This agreement will continue through at least April 30, 2017, and cannot be terminated before that date without the mutual agreement of the Trust’s Board and LIAC.

SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimbursed Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2016, costs for these administrative and legal services were as follows:

Administrative	$36,591
Legal.	10,066

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimbursed Lincoln Life for the cost of these services, which amounted to $67,118 for the six months ended June 30, 2016.

The Fund offers Standard Class and Service Class shares. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual distribution and/or service fee (“12b-1 Fee”) at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the 12b-1 Fee is limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

LVIP SSGA Small-Cap Index Fund–30

LVIP SSGA Small-Cap Index Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

At June 30, 2016, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$382,470
Distribution fees payable to LFD	56,347
Printing and mailing fees payable to Lincoln Life	3,180

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$198,394,038
Sales	215,103,909

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,266,870,261

Aggregate unrealized appreciation	$319,058,904

Aggregate unrealized depreciation	(143,129,398)

Net unrealized appreciation	$175,929,506

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments)
(e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stock
Aerospace & Defense	$21,116,781	$—	$—	$21,116,781
Air Freight & Logistics	6,976,379	—	—	6,976,379
Airlines	5,672,204	—	—	5,672,204
Auto Components	15,266,359	—	—	15,266,359
Automobiles	485,285	—	—	485,285

LVIP SSGA Small-Cap Index Fund–31

LVIP SSGA Small-Cap Index Fund

Notes to Financial Statements (continued)

3. Investments (continued)

	Level 1	Level 2	Level 3	Total
Banks	$135,563,574	$2,395,654	$—	$137,959,228
Beverages	3,240,586	—	—	3,240,586
Biotechnology	64,636,544	—	—	64,636,544
Building Products	17,015,637	—	—	17,015,637
Capital Markets	19,003,151	—	—	19,003,151
Chemicals	34,264,120	—	—	34,264,120
Commercial Services & Supplies	33,609,412	—	—	33,609,412
Communications Equipment	24,013,162	—	—	24,013,162
Construction & Engineering	12,713,537	—	—	12,713,537
Construction Materials	3,187,800	—	—	3,187,800
Consumer Finance	7,356,169	—	—	7,356,169
Containers & Packaging	2,033,437	—	—	2,033,437
Distributors	1,963,567	—	—	1,963,567
Diversified Consumer Services	13,842,513	—	—	13,842,513
Diversified Financial Services	1,870,416	—	—	1,870,416
Diversified Telecommunication Services	11,188,289	—	—	11,188,289
Electric Utilities.	18,151,492	—	—	18,151,492
Electrical Equipment	9,805,842	—	—	9,805,842
Electronic Equipment, Instruments & Components.	38,728,032	—	—	38,728,032
Energy Equipment & Services	14,874,431	—	—	14,874,431
Food & Staples Retailing.	9,023,037	—	—	9,023,037
Food Products	20,696,026	—	—	20,696,026
Gas Utilities	19,629,296	—	—	19,629,296
Health Care Equipment & Supplies	45,384,134	268,205	—	45,652,339
Health Care Providers & Services	34,602,188	—	—	34,602,188
Health Care Technology	7,798,686	—	—	7,798,686
Hotels, Restaurants & Leisure	46,315,905	—	—	46,315,905
Household Durables	18,903,352	—	—	18,903,352
Household Products	4,228,017	—	—	4,228,017
Independent Power & Renewable Electricity Producers	9,064,397	—	—	9,064,397
Industrial Conglomerates	643,032	—	—	643,032
Insurance	30,425,069	2,701,620	—	33,126,689
Internet & Catalog Retail	8,510,159	—	—	8,510,159
Internet Software & Services	37,321,186	348,697	—	37,669,883
IT Services.	29,601,818	—	—	29,601,818
Leisure Products	4,390,209	189,656	—	4,579,865
Life Sciences Tools & Services	9,415,619	—	—	9,415,619
Machinery	44,462,545	1,571,610	—	46,034,155
Marine	1,439,470	—	—	1,439,470
Media	26,494,390	—	—	26,494,390
Metals & Mining.	16,809,767	—	—	16,809,767
Multiline Retail	3,616,719	—	—	3,616,719
Multi-Utilities	8,414,358	—	—	8,414,358
Oil, Gas & Consumable Fuels	28,227,051	—	—	28,227,051
Paper & Forest Products	8,132,127	—	—	8,132,127
Personal Products	3,962,861	—	—	3,962,861
Pharmaceuticals	27,489,208	—	—	27,489,208
Professional Services	19,170,804	—	—	19,170,804
Real Estate Investment Trusts	132,765,459	—	87,360	132,852,819
Real Estate Management & Development	6,547,037	—	—	6,547,037
Road & Rail	6,399,093	—	—	6,399,093
Semiconductors & Semiconductor Equipment	46,507,928	—	—	46,507,928
Software	58,738,685	—	—	58,738,685
Specialty Retail	37,759,197	—	—	37,759,197
Technology Hardware, Storage & Peripherals	9,133,867	—	—	9,133,867

LVIP SSGA Small-Cap Index Fund–32

LVIP SSGA Small-Cap Index Fund

Notes to Financial Statements (continued)

3. Investments (continued)

	Level 1	Level 2	Level 3	Total
Textiles, Apparel & Luxury Goods	$14,391,700	$—	$—	$14,391,700
Thrifts & Mortgage Finance	28,625,430	—	—	28,625,430
Tobacco.	2,903,585	—	—	2,903,585
Trading Companies & Distributors	14,847,844	—	—	14,847,844
Transportation Infrastructure	749,104	—	—	749,104
Water Utilities	5,327,129	—	—	5,327,129
Wireless Telecommunication Services	2,409,631	—	96,219	2,505,850
Rights	—	—	135,898	135,898
Warrants	480	—	—	480
Money Market Fund	24,751,530	—	—	24,751,530
Short-Term Investment	—	2,397,000	—	2,397,000

Total	$1,432,607,848	$9,872,442	$319,477	$1,442,799,767

Futures Contract	$(43,051)	$—	$—	$(43,051)

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/16	12/31/15
Shares sold:
Standard Class	4,508,176	20,427,447
Service Class	811,418	1,502,039
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,960,446
Service Class	—	440,109

	5,319,594	24,330,041

Shares redeemed:
Standard Class	(5,898,601)	(14,593,383)
Service Class	(1,176,819)	(1,814,261)

	(7,075,420)	(16,407,644)

Net increase (decrease)	(1,755,826)	7,922,397

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it owns that are denominated in foreign currencies. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally

LVIP SSGA Small-Cap Index Fund–33

LVIP SSGA Small-Cap Index Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2016.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S or foreign cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2016 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Equity contracts (Futures contracts)	Receivables and other Assets net of liabilities	$—	Receivables and other Assets net of liabilities	$(43,051)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 was as follows:

Change in Unrealized
Appreciation
		Realized Gain	(Depreciation)
		(Loss) on Derivatives	on Derivatives
	Location of Gain (Loss) on Derivatives	Recognized in	Recognized in
	Recognized in Income	Income	Income

Equity contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(1,451,426)	$(200,159)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2016. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2016.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional amount)	$33,260,884	$—

At June 30, 2016, the Fund pledged U.S. Treasury Obligations with a value of $2,397,000 as collateral for futures contracts.

In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.

At June 30, 2016, the Fund has no assets and liabilities subject to offsetting provisions.

LVIP SSGA Small-Cap Index Fund–34

LVIP SSGA Small-Cap Index Fund

Notes to Financial Statements (continued)

6. Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2016. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. As of June 30, 2016, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP SSGA Small-Cap Index Fund–35

LVIP SSGA SMID Cap Managed Volatility Fund (formerly LVIP SSgA Small-Cap Managed Volatility Fund) a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2016

LVIP SSGA SMID Cap Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA SMID Cap Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2016 to June 30, 2016

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers and reimbursements in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*
Actual
Standard Class Shares	$1,000.00	$1,019.10	0.25%	$1.26
Service Class Shares	1,000.00	1,017.70	0.50%	2.51
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.62	0.25%	$1.26
Service Class Shares	1,000.00	1,022.38	0.50%	2.51

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies (Underlying Funds). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP SSGA SMID Cap Managed Volatility Funds–1

LVIP SSGA Small-Cap Managed Volatility Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2016

Security Type/Sector	Percentage of Net Assets

Affiliated Investment Companies	93.99%

Equity Funds	93.99%

Unaffiliated Investment Company	5.32%

Money Market Fund	5.32%

Total Value of Securities	99.31%

Receivables and Other Assets Net of Liabilities	0.69%

Total Net Assets	100.00%

LVIP SSGA SMID Cap Managed Volatility Fund–2

LVIP SSGA SMID Cap Managed Volatility Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–93.99%
Equity Funds–93.99%
*Lincoln Variable Insurance Products Trust– LVIP SSGA Mid-Cap Index Fund	4,132,717	$43,112,500
LVIP SSGA Small-Cap Index Fund	6,804,658	170,926,196

Total Affiliated Investment Companies (Cost $208,966,237)		214,038,696

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANY–5.32%
Money Market Fund–5.32%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	12,100,693	$12,100,693

Total Unaffiliated Investment Company (Cost $12,100,693)		12,100,693

TOTAL VALUE OF SECURITIES–99.31% (Cost $221,066,930)	226,139,389
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.69%	1,578,109

NET ASSETS APPLICABLE TO 21,673,108 SHARES OUTSTANDING–100.00%	$227,717,498

* Standard Class shares.

The following futures contracts were outstanding at June 30, 2016:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(377)	E-mini Russell 2000 Index	$(41,748,142)	$(43,256,980)	9/19/16	$(1,508,838)
(72)	E-mini S&P MidCap 400 Index	(10,355,398)	(10,749,600)	9/19/16	(394,200)

					$(1,903,038)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA SMID Cap Managed Volatility Fund–3

LVIP SSGA SMID Cap Managed Volatility Fund

Statement of Assets and Liabilities

June 30, 2016 (unaudited)

ASSETS:
Investments in affiliated investment companies, at value	$214,038,696
Investments in unaffiliated investment companies, at value	12,100,693

Total investments, at value	226,139,389
Cash collateral held at broker for futures contracts	3,490,128
Receivable for fund shares sold	181,675
Expense reimbursement from Lincoln Investment Advisors Corporation	7,397
Dividends receivable from investment companies	2,491
Prepaid printing and mailing fees to Lincoln Life	1,169

TOTAL ASSETS	229,822,249

LIABILITIES:
Net unrealized depreciation on futures contracts	1,903,038
Due to manager and affiliates	89,410
Payable for investment companies shares purchased	78,530
Payable for fund shares redeemed	17,974
Other accrued expenses payable	15,799

TOTAL LIABILITIES	2,104,751

TOTAL NET ASSETS	$227,717,498

Investments in affiliated investment companies, at cost	$208,966,237
Investments in unaffiliated investment companies, at cost	12,100,693

Total investments, at cost	$221,066,930

Standard Class:
Net Assets	$178,800
Shares Outstanding	16,998
Net Asset Value Per Share	$10.519

Service Class:
Net Assets	$227,538,698
Shares Outstanding	21,656,110
Net Asset Value Per Share	$10.507

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$239,835,662
Accumulated net investment loss	(490,946)
Accumulated net realized loss on investments	(14,796,639)
Net unrealized appreciation of investments and derivatives	3,169,421

TOTAL NET ASSETS	$227,717,498

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA SMID Cap Managed Volatility Fund–4

LVIP SSGA SMID Cap Managed Volatility Fund

Statement of Operations

Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME:
Dividends from unaffiliated investment company	$11,270
EXPENSES:
Management fees	916,916
Distribution fees-Service Class	254,485
Accounting and administration expenses	46,612
Reports and statements to shareholders	18,181
Professional fees	12,400
Trustees’ fees and expenses	2,589
Consulting fees	1,908
Custodian fees	1,506
Pricing fees	46
Other	707

1,255,350
Less management fees waived	(702,035)
Less expenses reimbursed	(44,131)

Total operating expenses	509,184

NET INVESTMENT LOSS	(497,914)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Sale of investments in affiliated investment company	(9,376,276)
Futures contracts	(119,447)

Net realized loss	(9,495,723)

Net change in unrealized appreciation (depreciation) of:
Investments in affiliated investment company	16,597,717
Futures contracts	(1,767,659)

Net change in unrealized appreciation (depreciation)	14,830,058

NET REALIZED AND UNREALIZED GAIN	5,334,335

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,836,421

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA SMID Cap Managed Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(497,914)	$948,196
Net realized loss	(9,495,723)	(3,364,638)
Net change in unrealized appreciation (depreciation)	14,830,058	(14,527,624)

Net increase (decrease) in net assets resulting from operations	4,836,421	(16,944,066)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,427)
Service Class	—	(1,039,923)

	—	(1,041,350)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,785	166,455
Service Class	42,785,543	124,307,002
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,427
Service Class	—	1,039,923

	42,789,328	125,514,807

Cost of shares redeemed:
Standard Class	(2,820)	(71,953)
Service Class	(10,831,497)	(15,674,630)

	(10,834,317)	(15,746,583)

Increase in net assets derived from capital share transactions	31,955,011	109,768,224

NET INCREASE IN NET ASSETS	36,791,432	91,782,808
NET ASSETS:
Beginning of period	190,926,066	99,143,258

End of period	$227,717,498	$190,926,066

Undistributed (accumulated) net investment income (loss)	$(490,946)	$6,968

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA SMID Cap Managed Volatility Fund–5

LVIP SSGA SMID Cap Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA SMID Cap Managed Volatility Fund Standard Class
	Six Months Ended 6/30/16[1] (unaudited)				5/1/13[2] to 12/31/13

			Year Ended
			12/31/15	12/31/14

Net asset value, beginning of period	$10.323		$11.396	$11.685	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.012)		0.099	0.105	0.154
Net realized and unrealized gain (loss)	0.208		(1.087)	(0.268)	1.653

Total from investment operations	0.196		(0.988)	(0.163)	1.807

Less dividends and distributions from:
Net investment income	—		(0.085)	(0.126)	(0.122)
Return of capital	—		—	—	— [4]

Total dividends and distributions	—		(0.085)	(0.126)	(0.122)

Net asset value, end of period	$10.519		$10.323	$11.396	$11.685

Total return[5]	1.91%		(8.68% )	(1.40% )	18.07%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$179		$174	$96	$158
Ratio of expenses to average net assets[6]	0.25%		0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/ reimbursed[6]	0.98%		0.99%	1.03%	1.58%
Ratio of net investment income (loss) to average net assets	(0.24%	)	0.88%	0.93%	2.09%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.97%	)	0.14%	0.15%	0.76%
Portfolio turnover	19%		6%	7%	9%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Return of capital distributions of $1 was made by the Fund’s Standard Class, which calculated to de minimus amounts of $0.000 per share.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA SMID Cap Managed Volatility Fund–6

LVIP SSGA SMID Cap Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA SMID Cap Managed Volatility Fund Service Class
	Six Months Ended 6/30/16[1] (unaudited)				5/1/13[2] to 12/31/13

			Year Ended
			12/31/15	12/31/14

Net asset value, beginning of period	$10.324		$11.396	$11.684	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.025)		0.071	0.077	0.139
Net realized and unrealized gain (loss)	0.208		(1.085)	(0.267)	1.648

Total from investment operations	0.183		(1.014)	(0.190)	1.787

Less dividends and distributions from:
Net investment income	—		(0.058)	(0.098)	(0.103)
Return of capital	—		—	—	— [4]

Total dividends and distributions	—		(0.058)	(0.098)	(0.103)

Net asset value, end of period	$10.507		$10.324	$11.396	$11.684

Total return[5]	1.77%		(8.91% )	(1.63% )	17.87%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$227,538		$190,752	$99,047	$29,197
Ratio of expenses to average net assets[6]	0.50%		0.50%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/ reimbursed[6]	1.23%		1.24%	1.28%	1.83%
Ratio of net investment income (loss) to average net assets	(0.49%	)	0.63%	0.68%	1.84%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(1.22%	)	(0.11% )	(0.10% )	0.51%
Portfolio turnover	19%		6%	7%	9%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Return of capital distributions of $104 was made by the Fund’s Service Class, which calculated to de minimus amounts of $0.000 per share.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA SMID Cap Managed Volatility Fund–7

LVIP SSGA SMID Cap Managed Volatility Fund

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA SMID Cap Managed Volatility Fund (formerly LVIP SSgA Small-Cap Managed Volatility Fund) (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the LVIP SSGA Small-Cap Index Fund (collectively, the “Underlying Funds”). The Fund is advised by Lincoln Investment Advisors Corporation (“LIAC”). The LVIP SSGA Small-Cap Index Fund, which is sub-advised by an unaffiliated adviser, invests primarily in stocks that make up the SSGA Small-Cap Index and money market instruments. In addition to mutual fund investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial Statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2016 and for all open tax years (years ended December 31, 2013–December 31, 2015), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2016, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2016.

LVIP SSGA SMID Cap Managed Volatility Fund–8

LVIP SSGA SMID Cap Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser(s), and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.90% of the Fund’s average daily net assets. This fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC). LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.67% of the Fund’s average daily net assets. This agreement will continue through at least April 30, 2017, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC. Prior to May 1, 2016, LIAC had contractually agreed to waive a portion of its advisory fee. The waiver amount was 0.70% of the Fund’s average daily net assets

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.25% of average daily net assets for the Standard Class and 0.50% for the Service Class. This agreement will continue through at least April 30, 2017, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Effective May 1, 2016, SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for managing the Fund’s volatility management overlay. Prior to May 1, 2016, LIAC was responsible for day-to-day management of the entirety of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser(s) a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2016, costs for these administrative and legal services were as follows:

Administrative	$5,566
Legal	1,434

Lincoln Life also performs daily trading operations. The cost of these services is included in “Accounting and administration expenses” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $5,080 for the six months ended June 30, 2016.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $7,788 for the six months ended June 30, 2016.

The Fund offers Standard Class and Service Class shares. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual distribution and/or service fee (“12b-1 Fee”) rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the 12b-1 Fee is limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2016, the Fund had receivables due from, liabilities payable, and prepaid expenses to affiliates as follows:

Expense reimbursement receivable from LIAC	$7,397
Management fees payable to LIAC	42,860
Distribution fees payable to LFD	46,550
Prepaid printing and mailing fees to Lincoln Life	1,169

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

At June 30, 2016, Lincoln Life directly owned 6.00% of the Fund’s Standard Class shares.

LVIP SSGA SMID Cap Managed Volatility Fund–9

LVIP SSGA SMID Cap Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Affiliated investment companies, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investment companies’ outstanding securities (non-LVIP Funds). Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the six months ended June 30, 2016, were as follows:

	Value 12/31/15	Purchases	Sales	Net Realized Gain (Loss)	Value 6/30/16	Dividends	Capital Gain Distributions
LVIP SSGA Mid-Cap Index Fund	$—	$38,888,279	$2,627,845	$98,606	$43,112,500	$—	$—
LVIP SSGA Small-Cap Index Fund	176,427,820	27,312,921	33,183,920	(9,474,882)	170,926,196	—	—

Total	$176,427,820	$66,201,200	$35,811,765	$(9,376,276)	$214,038,696	$—	$—

3. Investments

For the six months ended June 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$66,201,200
Sales	35,811,765

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$221,066,930

Aggregate unrealized appreciation	$6,753,461
Aggregate unrealized depreciation	(1,681,002)

Net unrealized appreciation	$5,072,459

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2015, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$4,341,800	$318,290	$4,660,090

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments)
(e.g., indicative quotes from brokers, fair valued securities)

LVIP SSGA SMID Cap Managed Volatility Fund–10

LVIP SSGA SMID Cap Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

Level 1
Investment Companies	$226,139,389

Futures Contracts	$(1,903,038)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/16	Year Ended 12/31/15
Shares sold:
Standard Class	379	14,636
Service Class	4,242,946	11,094,279
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	137
Service Class	—	99,659

	4,243,325	11,208,711

Shares redeemed:
Standard Class	(274)	(6,286)
Service Class	(1,063,939)	(1,408,370)

	(1,064,213)	(1,414,656)

Net increase	3,179,112	9,794,055

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2016 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (Futures contracts)	Net unrealized depreciation on futures contracts	$—	Net unrealized depreciation on futures contracts	$(1,903,038)

LVIP SSGA SMID Cap Managed Volatility Fund–11

LVIP SSGA SMID Cap Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(119,447)	$(1,767,659)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2016. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2016.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$2,743,406	$34,163,783

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Subsequent Events

Management has determined that no additional material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP SSGA SMID Cap Managed Volatility Fund–12

LVIP SSGA SMID Cap Managed Volatility Fund

Other Fund Information (unaudited)

Approval of Subadvisory Agreement

On January 6, 2016, the Board of Trustees of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things the approval of the sub-advisory agreement with SSGA Funds Management, Inc. (“SSGA FM”) (the “Sub-Advisory Agreement”) for the Fund. The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC, The Lincoln National Life Insurance Company (“Lincoln Life”) and SSGA FM prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to approval of investment sub-advisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LIAC, Lincoln Life and SSGA FM provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including in-person presentations by representatives of SSGA FM, information about proposed sub-advisory fees and compliance and regulatory matters. The Board noted that SSGA FM provided sub-advisory services to other funds in the Trust. After reviewing the information received, the Independent Trustees requested supplemental information, and LIAC and SSGA FM provided materials in response. The Board determined that, given the totality of the information provided with respect to the Sub-Advisory Agreement, the Board had received sufficient information to approve the Sub-Advisory Agreement. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and employees of Lincoln Life, LIAC and SSGA FM to consider the approval of the Sub-Advisory Agreement.

Based upon its review, the Board concluded that it was in the best interests of the Fund that the Sub-Advisory Agreement be approved for the Fund. In considering the approval of the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Nature, Extent and Quality of Services. In considering the approval of the Sub-Advisory Agreement between LIAC and SSGA FM with respect to the Funds, the Board considered the nature, extent and quality of services to be provided by SSGA FM under the Sub-Advisory Agreement. The Board considered that SSGA FM provided sub-advisory services to other funds in the Trust and that the Board had reviewed extensive information provided by SSGA FM in connection with the annual contract renewal process most recently concluded in September 2015. The Board noted that State Street Global Advisors (“SSGA”), an affiliate of SSGA FM, has served as a consultant to LIAC with respect to the managed volatility overlay for the Fund and that LIAC proposed to delegate the responsibility of managing the Fund’s managed volatility overlay to SSGA FM as sub-adviser. The Board considered the criteria provided by LIAC in recommending SSGA FM be appointed a sub-adviser for the Fund’s managed volatility overlay, including historical modeling and noted that the Board was familiar with the managed volatility overlay services provided by SSGA as a consultant to LIAC with respect to the Fund. The Board reviewed the services to be provided by SSGA FM, the backgrounds of the investment professionals proposed to service the Fund, SSGA’s consulting work for LIAC with respect to the managed volatility overlay for the Fund and the reputation, resources and investment approach of SSGA FM. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board concluded that the services to be provided by SSGA FM were expected to be satisfactory.

Performance. With respect to performance, the Board considered that SSGA has served as a risk management consultant to LIAC with respect to the managed volatility overlay for the Fund and that the Board received quarterly performance information from LIAC and also from Morningstar, Inc. as part of the annual contract renewal process. The Board concluded that the services to be provided by SSGA FM were expected to be acceptable.

Sub-Advisory Fee and Economies of Scale. The Board reviewed the proposed sub-advisory fee schedule and noted SSGA FM’s statement that it does not sub-advise any portfolios with similar investment objectives. The Board considered that the sub-advisory fee schedule was negotiated between LIAC and SSGA FM, an unaffiliated third party and that LIAC would compensate SSGA FM from its fees. The Board concluded that the proposed sub-advisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered that the sub-advisory fee schedule was negotiated between LIAC and SSGA FM, an unaffiliated third party, and that LIAC would compensate SSGA FM from its fees. The Board reviewed materials provided by SSGA FM as to any additional benefits it receives and noted that SSGA FM indicated that it indirectly benefits from association with the Fund in the marketplace.

Overall Conclusions. Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Sub-Advisory Agreement are fair and reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the Fund.

LVIP SSGA SMID Cap Managed Volatility Fund–13

LVIP T. Rowe Price Growth Stock Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2016

LVIP T. Rowe Price Growth Stock Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP T. Rowe Price Growth Stock Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2016 to June 30, 2016

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*
Actual
Standard Class Shares	$1,000.00	$ 940.30	0.70%	$3.38
Service Class Shares	1,000.00	939.20	0.95%	4.58
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.38	0.70%	$3.52
Service Class Shares	1,000.00	1,020.14	0.95%	4.77

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP T. Rowe Price Growth Stock Fund–1

LVIP T. Rowe Price Growth Stock Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2016

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	97.39%
Aerospace & Defense	1.23%
Air Freight & Logistics	0.61%
Airlines	1.78%
Auto Components	0.91%
Automobiles	1.83%
Biotechnology	3.85%
Capital Markets	2.80%
Chemicals	0.67%
Communications Equipment	0.24%
Construction Materials	0.38%
Diversified Financial Services	1.13%
Food & Staples Retailing	1.60%
Food Products	0.71%
Health Care Equipment & Supplies	2.64%
Health Care Providers & Services	6.65%
Hotels, Restaurants & Leisure	4.22%
Industrial Conglomerates	3.55%
Internet & Catalog Retail	13.96%
Internet Software & Services	12.95%
IT Services	6.54%
Life Sciences Tools & Services	0.38%
Machinery	0.83%
Media	0.15%
Pharmaceuticals	4.93%
Professional Services	0.34%
Real Estate Investment Trusts	3.33%
Road & Rail	0.16%
Semiconductors & Semiconductor Equipment	2.07%
Software	7.04%
Specialty Retail	4.22%
Technology Hardware, Storage & Peripherals	2.92%
Textiles, Apparel & Luxury Goods	0.85%
Tobacco	1.38%
Wireless Telecommunication Services	0.54%
Convertible Preferred Stock	0.58%
Preferred Stock	0.37%
Money Market Fund	1.47%
Total Value of Securities	99.81%
Receivables and Other Assets Net of Liabilities	0.19%
Total Net Assets	100.00%

Holdings are for informational purpose only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Amazon.com	8.45%
Facebook Class A	4.30%
Priceline Group	4.04%
Alphabet Class A	3.35%
Microsoft	3.08%
Alphabet Class C	2.96%
Apple	2.92%
Danaher	2.74%
Visa Class A	2.69%
Bristol-Myers Squibb	2.59%
Total	37.12%

IT–Information Technology

LVIP T. Rowe Price Growth Stock Fund–2

LVIP T. Rowe Price Growth Stock Fund

Statement of Net Assets

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.39%
Aerospace & Defense–1.23%
Boeing	84,000	$10,909,080

		10,909,080

Air Freight & Logistics–0.61%
FedEx	35,800	5,433,724

		5,433,724

Airlines–1.78%
American Airlines Group	425,000	12,031,750
Delta Air Lines	41,690	1,518,767
†United Continental Holdings	54,550	2,238,732

		15,789,249

Auto Components–0.91%
BorgWarner	121,100	3,574,872
Delphi Automotive	72,400	4,532,240

		8,107,112

Automobiles–1.83%
Ferrari	100,740	4,123,288
†Tesla Motors	56,776	12,052,409

		16,175,697

Biotechnology–3.85%
†Alexion Pharmaceuticals	73,201	8,546,949
†Biogen	27,300	6,601,686
†BioMarin Pharmaceutical	18,900	1,470,420
†Celgene	62,200	6,134,786
Gilead Sciences	22,000	1,835,240
†Incyte	23,200	1,855,536
†Vertex Pharmaceuticals	89,000	7,655,780

		34,100,397

Capital Markets–2.80%
BlackRock	6,500	2,226,445
Morgan Stanley	449,800	11,685,804
State Street	90,400	4,874,368
TD Ameritrade Holding	212,001	6,036,729

		24,823,346

Chemicals–0.67%
Ashland	51,500	5,910,655

		5,910,655

Communications Equipment–0.24%
†Palo Alto Networks	17,100	2,097,144

		2,097,144

Construction Materials–0.38%
Martin Marietta Materials	17,700	3,398,400

		3,398,400

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Financial Services–1.13%
Intercontinental Exchange	39,100	$10,008,036

		10,008,036

Food & Staples Retailing–1.60%
Costco Wholesale	23,100	3,627,624
Walgreens Boots Alliance	126,600	10,541,982

		14,169,606

Food Products–0.71%
Mondelez International	137,900	6,275,829

		6,275,829

Health Care Equipment & Supplies–2.64%
†Intuitive Surgical	22,700	15,014,007
Stryker	70,300	8,424,049

		23,438,056

Health Care Providers & Services–6.65%
Aetna.	82,565	10,083,664
Anthem	75,800	9,955,572
Cigna	52,300	6,693,877
Humana	57,939	10,422,067
McKesson	47,300	8,828,545
UnitedHealth Group	91,800	12,962,160

		58,945,885

Hotels, Restaurants & Leisure–4.22%
Hilton Worldwide Holdings	224,100	5,048,973
Las Vegas Sands	91,100	3,961,939
Marriott International Class A	100,000	6,646,000
†MGM Resorts International	465,610	10,536,754
Royal Caribbean Cruises	58,800	3,948,420
Starbucks	126,900	7,248,528

		37,390,614

Industrial Conglomerates–3.55%
Danaher	240,540	24,294,540
Roper Technologies	42,200	7,197,632

		31,492,172

Internet & Catalog Retail–13.96%
†Amazon.com	104,700	74,925,414
†Ctrip.com International ADR	33,400	1,376,081
†@=Flipkart Limited Series A	274	26,383
†@=Flipkart Limited Series C	482	46,412
†@=Flipkart Limited Series E	894	86,083
†@=Flipkart Limited Series G	4,035	388,530
†@=Flipkart Limited Series H	5,220	502,634
†@=Flipkart Limited Ordinary Shares	800	77,032
†Netflix	114,600	10,483,608
†Priceline Group	28,700	35,829,367

		123,741,544

LVIP T. Rowe Price Growth Stock Fund–3

LVIP T. Rowe Price Growth Stock Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Internet Software & Services–12.95%
†Alphabet Class A	42,200	$29,688,966
†Alphabet Class C	37,883	26,218,824
†@=Dropbox Class A	34,588	273,591
†Facebook Class A	333,800	38,146,664
Tencent Holdings	558,900	12,820,984
†VeriSign	88,100	7,617,126

		114,766,155

IT Services–6.54%
†Fiserv	57,800	6,284,594
MasterCard Class A	240,800	21,204,848
†PayPal Holdings	182,900	6,677,679
Visa Class A	321,000	23,808,570

		57,975,691

Life Sciences Tools & Services–0.38%
†Illumina	24,000	3,369,120

		3,369,120

Machinery–0.83%
Flowserve	38,396	1,734,347
Illinois Tool Works	13,100	1,364,496
Wabtec	61,095	4,290,702

		7,389,545

Media–0.15%
Walt Disney	13,700	1,340,134

		1,340,134

Pharmaceuticals–4.93%
†Allergan	70,311	16,248,169
Bristol-Myers Squibb	312,000	22,947,600
Zoetis	94,500	4,484,970

		43,680,739

Professional Services–0.34%
†IHS Class A	25,800	2,982,738
†@=Wework Companies	1,912	71,976

		3,054,714

Real Estate Investment Trusts–3.33%
American Tower	152,200	17,291,442
Crown Castle International	91,000	9,230,130
Equinix	7,700	2,985,521

		29,507,093

Road & Rail–0.16%
Kansas City Southern	16,100	1,450,449

		1,450,449

Semiconductors & Semiconductor Equipment–2.07%
ASML Holding New York Shares	76,200	7,559,802
†NXP Semiconductors	138,200	10,826,588

		18,386,390

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software–7.04%
Microsoft	533,400	$27,294,078
†Mobileye	221,700	10,229,238
†NetSuite	59,100	4,302,480
†salesforce.com	176,100	13,984,101
†ServiceNow	99,900	6,633,360

		62,443,257

Specialty Retail–4.22%
†AutoZone	12,330	9,788,047
Lowe’s	153,000	12,113,010
Ross Stores	115,300	6,536,357
Tractor Supply	97,900	8,926,522

		37,363,936

Technology Hardware, Storage & Peripherals–2.92%
Apple	270,500	25,859,800

		25,859,800

Textiles, Apparel & Luxury Goods–0.85%
Hanesbrands	298,500	7,501,305

		7,501,305

Tobacco–1.38%
Philip Morris International	120,300	12,236,916

		12,236,916

Wireless Telecommunication Services–0.54%
†T-Mobile U.S	110,100	4,764,027

		4,764,027

Total Common Stock (Cost $699,491,850)		863,295,817

CONVERTIBLE PREFERRED STOCK–0.58%
†@=Magic Leap Series C	47,862	1,102,405
†@=Snapchat Series F	43,793	1,345,321
†@=Uber Technologies Series G	34,107	1,663,473
†@=Xiaoju Kuaizhi (Didi)	26,379	1,008,393

Total Convertible Preferred Stock (Cost $4,834,675)		5,119,592

PREFERRED STOCK–0.37%
†@=Airbnb Series D	14,304	1,331,559
†@=Airbnb Series E	14,245	1,326,067
†@=Livingsocial Series F	14,245	—
†@=Wework Companies Series E	17,187	646,991

Total Preferred Stock (Cost $2,583,307)		3,304,617

LVIP T. Rowe Price Growth Stock Fund–4

LVIP T. Rowe Price Growth Stock Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–1.47%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	13,041,855	$13,041,855

Total Money Market Fund (Cost $13,041,855)		13,041,855

TOTAL VALUE OF SECURITIES–99.81% (Cost $719,951,687)	$884,761,881
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.19%	1,648,605

NET ASSETS APPLICABLE TO 28,520,866 SHARES OUTSTANDING–100.00%	$886,410,486

NET ASSET VALUE PER SHARE–LVIP T. ROWE PRICE GROWTH STOCK FUND STANDARD CLASS ($632,852,481 / 20,254,528 Shares)	$31.245

NET ASSET VALUE PER SHARE–LVIP T. ROWE PRICE GROWTH STOCK FUND SERVICE CLASS ($253,558,005 / 8,266,338 Shares)	$30.674

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$730,875,203
Undistributed net investment income	201,223
Accumulated net realized loss on investments	(9,475,372)
Net unrealized appreciation of investments	164,809,432

TOTAL NET ASSETS	$886,410,486

†	Non-income producing for the period.

«

Includes $3,288,821 payable for securities purchased, $907,509 payable for fund shares redeemed, $666 prepaid printing and mailing fees to Lincoln Life and $530,412 due to manager and affiliates as of June 30, 2016.

@	Illiquid security. At June 30, 2016, the aggregate value of illiquid securities was $9,896,850, which represents 1.12% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2016, the aggregate value of fair valued securities was $9,896,850, which represents 1.12% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

Summary of Abbreviations:

ADR–American Depositary Receipt

IT–Information Technology

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Growth Stock Fund–5

LVIP T. Rowe Price Growth Stock Fund

Statement of Operations

Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME:
Dividends	$3,769,812
Foreign tax withheld	(21,485)

3,748,327

EXPENSES:
Management fees	2,797,366
Distribution fees-Service Class	319,261
Accounting and administration expenses	107,567
Professional fees	27,887
Reports and statements to shareholders	23,150
Trustees’ fees and expenses	11,304
Custodian fees	9,503
Pricing fees.	2,254
Consulting fees	1,455
Other	4,361

Total operating expenses	3,304,108

NET INVESTMENT INCOME	444,219

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(15,918,671)
Foreign currencies	234
Foreign currency exchange contracts	(281)

Net realized loss	(15,918,718)

Net change in unrealized appreciation (depreciation) of:
Investments	(37,347,856)
Foreign currencies	98

Net change in unrealized appreciation (depreciation)	(37,347,758)

NET REALIZED AND UNREALIZED LOSS	(53,266,476)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(52,822,257)

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Growth Stock Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$444,219	$(785,722)
Net realized gain (loss)	(15,918,718)	8,334,864
Net change in unrealized appreciation (depreciation)	(37,347,758)	47,738,386

Net increase (decrease) in net assets resulting from operations	(52,822,257)	55,287,528

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain on investments:
Standard Class	—	(19,222,835)
Service Class	—	(8,987,731)

	—	(28,210,566)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	87,769,287	444,367,614
Service Class	31,424,293	107,999,431
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	19,222,835
Service Class	—	8,987,731

	119,193,580	580,577,611

Cost of shares redeemed:
Standard Class	(42,628,068)	(56,071,840)
Service Class	(35,694,687)	(44,776,406)

	(78,322,755)	(100,848,246)

Increase in net assets derived from capital share transactions	40,870,825	479,729,365

NET INCREASE (DECREASE) IN NET ASSETS	(11,951,432)	506,806,327
NET ASSETS:
Beginning of period	898,361,918	391,555,591

End of period	$886,410,486	$898,361,918

Undistributed (accumulated) net investment income (loss)	$201,223	$(242,996)

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Growth Stock Fund–6

LVIP T. Rowe Price Growth Stock Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP T. Rowe Price Growth Stock Fund Standard Class
	Six Months Ended 6/30/16[1] (unaudited)	12/31/15	12/31/14		Year Ended 12/31/13		12/31/12	12/31/11

Net asset value, beginning of period	$33.230	$31.180	$28.681		$20.627		$17.435	$17.728

Income (loss) from investment operations:
Net investment income (loss)[2]	0.027	(0.011)	(0.015)		(0.021)		0.041	(0.013)
Net realized and unrealized gain (loss)	(2.012)	3.294	2.514		8.075		3.151	(0.280)

Total from investment operations	(1.985)	3.283	2.499		8.054		3.192	(0.293)

Less dividends and distributions from:
Net realized gain	—	(1.233)	—		—		—	—

Total dividends and distributions	—	(1.233)	—		—		—	—

Net asset value, end of period	$31.245	$33.230	$31.180		$28.681		$20.627	$17.435

Total return[3]	(5.97% )	10.73%	8.71%		39.05%		18.31%	(1.65% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$632,852	$624,231	$201,096		$170,906		$123,228	$75,280
Ratio of expenses to average net assets	0.70%	0.71%	0.76%		0.78%		0.80%	0.79%
Ratio of net investment income (loss) to average net assets	0.18%	(0.03% )	(0.05%	)	(0.09%	)	0.21%	(0.07% )
Portfolio turnover	19%	35%	41%		39%		50%	44%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Growth Stock Fund–7

LVIP T. Rowe Price Growth Stock Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP T. Rowe Price Growth Stock Fund Service Class
	Six Months Ended 6/30/16[1] (unaudited)	12/31/15	12/31/14		Year Ended 12/31/13		12/31/12		12/31/11

Net asset value, beginning of period	$32.662	$30.743	$28.351		$20.440		$17.320		$17.654

Income (loss) from investment operations:
Net investment loss[2]	(0.011)	(0.093)	(0.087)		(0.080)		(0.009)		(0.057)
Net realized and unrealized gain (loss)	(1.977)	3.245	2.479		7.991		3.129		(0.277)

Total from investment operations	(1.988)	3.152	2.392		7.911		3.120		(0.334)

Less dividends and distributions from:
Net realized gain	—	(1.233)	—		—		—		—

Total dividends and distributions	—	(1.233)	—		—		—		—

Net asset value, end of period	$30.674	$32.662	$30.743		$28.351		$20.440		$17.320

Total return[3]	(6.08% )	10.45%	8.44%		38.70%		18.01%		(1.89% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$253,558	$274,131	$190,460		$199,544		$150,409		$90,496
Ratio of expenses to average net assets	0.95%	0.96%	1.01%		1.03%		1.05%		1.04%
Ratio of net investment loss to average net assets	(0.07% )	(0.28% )	(0.30%	)	(0.34%	)	(0.04%	)	(0.32% )
Portfolio turnover	19%	35%	41%		39%		50%		44%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Growth Stock Fund–8

LVIP T. Rowe Price Growth Stock Fund

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP T. Rowe Price Growth Stock Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to provide long-term growth of capital.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2016 and for all open tax years (years ended December 31, 2012–December 31, 2015) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2016, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate that portion of realized gains and losses on investments resulting from changes in foreign exchange rates from that which is due to changes in market prices. Both types of changes in gain/loss are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP T. Rowe Price Growth Stock Fund–9

LVIP T. Rowe Price Growth Stock Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of the distributions by the issuer or management estimate. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in “Net realized gain from investments” on the Statement of Operations and totaled $3,508 for the six months ended June 30, 2016. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2016.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.80% of the first $50 million of the average daily net assets of the Fund; 0.75% of the next $50 million; 0.70% of the next $150 million; 0.65% of the next $250 million; and 0.60% of the Fund’s average daily net assets in excess of $500 million.

T. Rowe Price Associates, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2016, costs for these administrative and legal services were as follows:

Administrative	$22,499
Legal	6,189

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $16,441 for the six months ended June 30, 2016.

The Fund offers Standard Class and Service Class shares. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual distribution and/or service fee (“12b-1 Fee”) at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the 12b-1 Fee is limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2016, the Fund had liabilities payable and prepaid expenses to affiliates as follows:

Management fees payable to LIAC	$477,773
Distribution fees payable to LFD	52,639
Prepaid printing and mailing fees to Lincoln Life	666

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

LVIP T. Rowe Price Growth Stock Fund–10

LVIP T. Rowe Price Growth Stock Fund

Notes to Financial Statements (continued)

3. Investments

For the six months ended June 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$215,797,570
Sales	167,763,241

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$719,951,687

Aggregate unrealized appreciation	$189,167,218
Aggregate unrealized depreciation	(24,357,024)

Net unrealized appreciation	$164,810,194

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP T. Rowe Price Growth Stock Fund–11

LVIP T. Rowe Price Growth Stock Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stock
Aerospace & Defense	$10,909,080	$—	$—	$10,909,080
Air Freight & Logistics	5,433,724	—	—	5,433,724
Airlines	15,789,249	—	—	15,789,249
Auto Components	8,107,112	—	—	8,107,112
Automobiles	16,175,697	—	—	16,175,697
Biotechnology	34,100,397	—	—	34,100,397
Capital Markets	24,823,346	—	—	24,823,346
Chemicals	5,910,655	—	—	5,910,655
Communications Equipment	2,097,144	—	—	2,097,144
Construction Materials	3,398,400	—	—	3,398,400
Diversified Financial Services	10,008,036	—	—	10,008,036
Food & Staples Retailing	14,169,606	—	—	14,169,606
Food Products	6,275,829	—	—	6,275,829
Health Care Equipment & Supplies	23,438,056	—	—	23,438,056
Health Care Providers & Services	58,945,885	—	—	58,945,885
Hotels, Restaurants & Leisure	37,390,614	—	—	37,390,614
Industrial Conglomerates	31,492,172	—	—	31,492,172
Internet & Catalog Retail	122,614,470	—	1,127,074	123,741,544
Internet Software & Services	101,671,580	12,820,984	273,591	114,766,155
IT Services	57,975,691	—	—	57,975,691
Life Sciences Tools & Services	3,369,120	—	—	3,369,120
Machinery	7,389,545	—	—	7,389,545
Media	1,340,134	—	—	1,340,134
Pharmaceuticals	43,680,739	—	—	43,680,739
Professional Services	2,982,738	—	71,976	3,054,714
Real Estate Investment Trusts	29,507,093	—	—	29,507,093
Road & Rail	1,450,449	—	—	1,450,449
Semiconductors & Semiconductor Equipment	18,386,390	—	—	18,386,390
Software	62,443,257	—	—	62,443,257
Specialty Retail	37,363,936	—	—	37,363,936
Technology Hardware, Storage & Peripherals	25,859,800	—	—	25,859,800
Textiles, Apparel & Luxury Goods	7,501,305	—	—	7,501,305
Tobacco	12,236,916	—	—	12,236,916
Wireless Telecommunication Services	4,764,027	—	—	4,764,027
Convertible Preferred Stock	—	—	5,119,592	5,119,592
Preferred Stock	—	—	3,304,617	3,304,617
Money Market Fund	13,041,855	—	—	13,041,855

Total	$862,044,047	$12,820,984	$9,896,850	$884,761,881

As a result of utilizing international fair value pricing at June 30, 2016, a portion of the portfolio was categorized as Level 2.

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP T. Rowe Price Growth Stock Fund–12

LVIP T. Rowe Price Growth Stock Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stock	Convertible Preferred Stock	Preferred Stock	Total
Balance as of 12/31/15	$2,052,970	$2,470,051	$3,223,025	$7,746,046
Purchases	—	2,447,726	—	2,447,726
Net change in unrealized appreciation (depreciation)	(580,329)	201,815	81,592	(296,922)

Balance as of 6/30/16	$1,472,641	$5,119,592	$3,304,617	$9,896,850

Net change in unrealized appreciation (depreciation) from investments still held as of 6/30/16	$(580,329)	$201,815	$81,592	$(296,922)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/16	Year Ended 12/31/15
Shares sold:
Standard Class	2,848,498	13,418,340
Service Class	1,046,597	3,292,545
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	607,721
Service Class	—	288,883

	3,895,095	17,607,489

Shares redeemed:
Standard Class	(1,379,387)	(1,690,258)
Service Class	(1,173,114)	(1,383,727)

	(2,552,501)	(3,073,985)

Net increase	1,342,594	14,533,504

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it owns that are denominated in foreign currencies. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2016.

LVIP T. Rowe Price Growth Stock Fund–13

LVIP T. Rowe Price Growth Stock Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Foreign currency exchange contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(281)	$—

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2016. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2016.

	Asset Derivative Volume	Liability Derivative Volume
Foreign currency exchange contracts (average cost)	$1,417	$6,117

In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.

At June 30, 2016, the Fund has no assets and liabilities subject to offsetting provisions.

6. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a small number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2016. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. As of June 30, 2016, there were no Rule 144A securities. Illiquid securities are identified on the Statement of Net Assets.

LVIP T. Rowe Price Growth Stock Fund–14

LVIP T. Rowe Price Growth Stock Fund

Notes to Financial Statements (continued)

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP T. Rowe Price Growth Stock Fund–15

LVIP T. Rowe Price Structured Mid-Cap Growth Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2016

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2016 to June 30, 2016

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflects fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*
Actual
Standard Class Shares	$1,000.00	$1,017.00	0.75%	$3.76
Service Class Shares	1,000.00	1,015.70	1.00%	5.01
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.13	0.75%	$3.77
Service Class Shares	1,000.00	1,019.89	1.00%	5.02

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–1

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2016

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	99.47%
Aerospace & Defense	1.41%
Air Freight & Logistics	0.43%
Airlines	2.28%
Auto Components	0.41%
Automobiles	0.61%
Banks	0.99%
Beverages	2.27%
Biotechnology	2.59%
Building Products	0.89%
Capital Markets	2.08%
Chemicals	3.10%
Commercial Services & Supplies	1.81%
Communications Equipment	1.40%
Construction & Engineering	0.19%
Construction Materials	0.74%
Containers & Packaging	1.05%
Diversified Consumer Services	0.58%
Diversified Financial Services	2.91%
Diversified Telecommunication Services	0.93%
Electrical Equipment	1.14%
Electronic Equipment, Instruments & Components	1.50%
Energy Equipment & Services	0.08%
Food & Staples Retailing	0.50%
Food Products	3.17%
Gas Utilities	0.37%
Health Care Equipment & Supplies	3.50%
Health Care Providers & Services	3.54%
Health Care Technology	1.01%
Hotels, Restaurants & Leisure	3.48%
Household Durables	2.33%
Household Products	0.70%
Industrial Conglomerates	0.50%
Insurance	2.04%
Internet & Catalog Retail	0.93%
Internet Software & Services	2.09%
IT Services	6.05%
Leisure Products	0.44%
Life Sciences Tools & Services	1.42%
Machinery	3.57%
Marine	0.17%
Media	0.80%

Security Type/Sector	Percentage of Net Assets
Metals & Mining	0.68%
Multiline Retail	1.53%
Multi-Utilities	0.26%
Oil, Gas & Consumable Fuels	1.46%
Pharmaceuticals	1.73%
Professional Services	3.21%
Real Estate Investment Trusts	3.57%
Real Estate Management & Development	0.30%
Road & Rail	1.53%
Semiconductors & Semiconductor Equipment	2.19%
Software	6.34%
Specialty Retail	7.61%
Technology Hardware, Storage & Peripherals	0.09%
Textiles, Apparel & Luxury Goods	2.18%
Trading Companies & Distributors	0.39%
Wireless Telecommunication Services	0.40%
Preferred Stock	0.46%
Money Market Fund	0.05%
Total Value of Securities	99.98%
Receivables and Other Assets Net of Liabilities	0.02%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Dollar General	1.06%
Crown Castle International	1.06%
AutoZone	0.96%
Ross Stores	0.94%
SBA Communications Class A	0.93%
Hanesbrands	0.91%
Southwest Airlines	0.89%
O’Reilly Automotive	0.86%
Fiserv	0.85%
Aon	0.84%
Total	9.30%

IT–Information Technology

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–2

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Statement of Net Assets

June 30, 2016 (unaudited)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK–99.47%
Aerospace & Defense–1.41%
†DigitalGlobe	52,700	$1,127,253
Rockwell Collins	25,400	2,162,556
Textron	66,900	2,445,864
†TransDigm Group	13,400	3,533,446

		9,269,119

Air Freight & Logistics–0.43%
CH Robinson Worldwide	17,200	1,277,100
Expeditors International of Washington	32,100	1,574,184

		2,851,284

Airlines–2.28%
Alaska Air Group	43,100	2,512,299
Allegiant Travel	7,500	1,136,250
Copa Holdings Class A	18,000	940,680
Southwest Airlines	148,900	5,838,369
†Spirit Airlines	25,300	1,135,211
†United Continental Holdings	83,300	3,418,632

		14,981,441

Auto Components–0.41%
BorgWarner	61,000	1,800,720
Delphi Automotive	13,700	857,620

		2,658,340

Automobiles–0.61%
Ferrari	28,080	1,149,314
Harley-Davidson	18,900	856,170
†Tesla Motors	9,500	2,016,660

		4,022,144

Banks–0.99%
BankUnited	51,100	1,569,792
Fifth Third Bancorp	65,000	1,143,350
†SVB Financial Group	23,400	2,226,744
Webster Financial	45,812	1,555,317

		6,495,203

Beverages–2.27%
Brown-Forman Class B	32,662	3,258,361
Constellation Brands Class A	33,100	5,474,740
Dr Pepper Snapple Group	18,900	1,826,307
†Monster Beverage	26,900	4,323,099

		14,882,507

Biotechnology–2.59%
†ACADIA Pharmaceuticals	40,200	1,304,892
†Agios Pharmaceuticals	9,600	402,192
†Alkermes	29,100	1,257,702
†Alnylam Pharmaceuticals	15,400	854,546
†BioMarin Pharmaceutical	34,200	2,660,760
†Bluebird Bio	9,300	402,597
†Clovis Oncology	5,800	79,576

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Incyte	39,900	$3,191,202
†Intercept Pharmaceuticals	5,500	784,740
†Ironwood Pharmaceuticals	38,100	498,157
†Neurocrine Biosciences	20,100	913,545
†Puma Biotechnology	8,200	244,278
†Seattle Genetics	23,500	949,635
†Ultragenyx Pharmaceutical	7,300	357,043
†United Therapeutics	11,400	1,207,488
†Vertex Pharmaceuticals	22,200	1,909,644

		17,017,997

Building Products–0.89%
Allegion	51,600	3,582,588
Fortune Brands Home & Security	38,500	2,231,845

		5,814,433

Capital Markets–2.08%
†E*TRADE Financial	92,800	2,179,872
Financial Engines	23,000	595,010
Invesco	28,300	722,782
Lazard Class A	78,000	2,322,840
Northern Trust	36,300	2,405,238
State Street	31,500	1,698,480
TD Ameritrade Holding	100,700	2,867,433
WisdomTree Investments	83,800	820,402

		13,612,057

Chemicals–3.10%
Air Products & Chemicals	15,400	2,187,416
Ashland	24,800	2,846,296
Celanese Class A	54,400	3,560,480
CF Industries Holdings	54,200	1,306,220
NewMarket	3,200	1,326,016
PolyOne	25,100	884,524
RPM International	69,500	3,471,525
Sherwin-Williams	16,100	4,728,087

		20,310,564

Commercial Services & Supplies–1.81%
†Copart	38,600	1,891,786
KAR Auction Services	62,400	2,604,576
Ritchie Bros Auctioneers	56,000	1,891,680
Rollins	86,800	2,540,636
†Stericycle	9,400	978,728
Waste Connections	27,250	1,963,363

		11,870,769

Communications Equipment–1.40%
†F5 Networks	13,200	1,502,688
Harris	47,200	3,938,368
Motorola Solutions	16,400	1,081,908
†Palo Alto Networks	21,600	2,649,024

		9,171,988

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–3

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Construction & Engineering–0.19%
Valmont Industries	9,300	$1,258,011

		1,258,011

Construction Materials–0.74%
Eagle Materials	11,700	902,655
Vulcan Materials	32,600	3,923,736

		4,826,391

Containers & Packaging–1.05%
Ball	60,400	4,366,316
Sealed Air	55,500	2,551,335

		6,917,651

Diversified Consumer Services–0.58%
Service International	105,500	2,852,720
Sotheby’s	35,100	961,740

		3,814,460

Diversified Financial Services–2.91%
CBOE Holdings	54,900	3,657,438
FactSet Research Systems	6,750	1,089,585
Intercontinental Exchange	15,800	4,044,168
†Markit	40,200	1,310,520
Moody’s	34,300	3,214,253
MSCI Class A	24,700	1,904,864
S&P Global	36,100	3,872,086

		19,092,914

Diversified Telecommunication Services–0.93%
†SBA Communications Class A	56,400	6,087,816

		6,087,816

Electrical Equipment–1.14%
AMETEK	39,825	1,841,110
†Generac Holdings	38,800	1,356,448
Hubbell	12,100	1,276,187
†Sensata Technologies Holding	86,600	3,021,474

		7,495,219

Electronic Equipment, Instruments & Components–1.50%
Amphenol Class A	92,100	5,280,093
Cognex	29,000	1,249,900
†IPG Photonics	18,300	1,464,000
†Keysight Technologies	23,150	673,434
†Trimble Navigation	48,600	1,183,896

		9,851,323

Energy Equipment & Services–0.08%
Oceaneering International	17,600	525,536

		525,536

Food & Staples Retailing–0.50%
PriceSmart	10,700	1,001,199
†Sprouts Farmers Market	47,100	1,078,590

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Food & Staples Retailing (continued)
Whole Foods Market	38,000	$1,216,760

		3,296,549

Food Products–3.17%
†Blue Buffalo Pet Products	52,900	1,234,686
Flowers Foods	86,050	1,613,438
†Hain Celestial Group	44,900	2,233,775
Hershey	40,400	4,584,996
JM Smucker	8,900	1,356,449
McCormick & Co.	34,500	3,680,115
Mead Johnson Nutrition	49,800	4,519,350
†WhiteWave Foods	33,700	1,581,878

		20,804,687

Gas Utilities–0.37%
Atmos Energy	29,600	2,407,072

		2,407,072

Health Care Equipment & Supplies–3.50%
†Align Technology	20,100	1,619,055
Cooper	16,000	2,745,120
DENTSPLY SIRONA	60,414	3,748,085
†Hologic	77,300	2,674,580
†IDEXX Laboratories	35,800	3,324,388
†Intuitive Surgical	8,000	5,291,280
Teleflex	13,100	2,322,761
West Pharmaceutical Services	16,600	1,259,608

		22,984,877

Health Care Providers & Services–3.54%
†Acadia Healthcare	36,400	2,016,560
AmerisourceBergen	58,600	4,648,152
†Centene	28,300	2,019,771
†DaVita HealthCare Partners	28,400	2,195,888
†Envision Healthcare Holdings	57,600	1,461,312
†Henry Schein	17,900	3,164,720
Humana	11,800	2,122,584
†MEDNAX	22,800	1,651,404
†Team Health Holdings	19,600	797,132
Universal Health Services Class B	11,300	1,515,330
†WellCare Health Plans	15,200	1,630,656

		23,223,509

Health Care Technology–1.01%
†athenahealth	7,500	1,035,075
†Cerner	37,600	2,203,360
†Medidata Solutions	25,700	1,204,559
†Veeva Systems Class A	64,400	2,197,328

		6,640,322

Hotels, Restaurants & Leisure–3.48%
Bloomin’ Brands	48,800	872,056
Brinker International	29,100	1,324,923
†Chipotle Mexican Grill	5,000	2,013,800

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–4

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Statement of Net Assets (continued)

Number of		Value
Shares		(U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Choice Hotels International	34,500	$1,642,890
Dunkin’ Brands Group	39,100	1,705,542
Extended Stay America	74,100	1,107,795
Hilton Worldwide Holdings	87,800	1,978,134
Marriott International Class A	42,657	2,834,984
†MGM Resorts International	102,900	2,328,627
†Norwegian Cruise Line Holdings	42,600	1,697,184
†Panera Bread Class A	5,900	1,250,446
Papa John’s International	20,500	1,394,000
Royal Caribbean Cruises	22,500	1,510,875
Wynn Resorts	12,700	1,151,128

		22,812,384

Household Durables–2.33%
Harman International Industries	29,700	2,133,054
†Mohawk Industries	12,900	2,447,904
Newell Brands	53,600	2,603,352
†NVR	1,290	2,296,639
PulteGroup	65,200	1,270,748
†Tempur Sealy International	26,400	1,460,448
†Toll Brothers	43,300	1,165,203
Whirlpool	11,300	1,883,032

		15,260,380

Household Products–0.70%
Church & Dwight	32,500	3,343,925
Clorox	9,200	1,273,188

		4,617,113

Industrial Conglomerates–0.50%
Roper Technologies	19,100	3,257,696

		3,257,696

Insurance–2.04%
Aon	50,300	5,494,269
FNF Group	99,300	3,723,750
Progressive	58,800	1,969,800
Willis Towers Watson	17,500	2,175,425

		13,363,244

Internet & Catalog Retail–0.93%
†Ctrip.com International ADR	46,900	1,932,280
†Liberty Interactive Corp QVC Group Class A	47,500	1,205,075
†TripAdvisor	15,600	1,003,080
†Vipshop Holdings ADR	80,800	902,536
†Wayfair Class A	26,330	1,026,870

		6,069,841

Internet Software & Services–2.09%
†Akamai Technologies	51,300	2,869,209
†CoStar Group	12,000	2,623,920
†@=Dropbox	7,607	60,171
†@=Dropbox Class A	27,601	218,324

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Internet Software & Services (continued)
†Match Group	66,300	$999,473
MercadoLibre	9,300	1,308,231
†Twitter	54,200	916,522
†VeriSign	42,400	3,665,904
†Zillow Group	29,000	1,062,850

		13,724,604

IT Services–6.05%
†Alliance Data Systems	12,800	2,507,776
†Black Knight Financial Services Class A	72,500	2,726,000
Booz Allen Hamilton Holding	59,700	1,769,508
†CoreLogic	67,600	2,601,248
†EPAM Systems	15,800	1,016,098
Fidelity National Information Services	56,200	4,140,816
†Fiserv	51,500	5,599,595
†@=Flipkart Limited Series G	5,529	532,387
†Gartner	35,400	3,448,314
†Genpact	47,000	1,261,480
Global Payments	38,600	2,755,268
Paychex	29,000	1,725,500
Sabre	112,600	3,016,554
†@=Tanium	234,645	1,116,910
†Vantiv Class A	75,600	4,278,960
†WEX	13,400	1,188,178

		39,684,592

Leisure Products–0.44%
Mattel	52,600	1,645,854
Polaris Industries	14,800	1,210,048

		2,855,902

Life Sciences Tools & Services–1.42%
Agilent Technologies	50,200	2,226,872
Bruker	51,800	1,177,932
†Illumina	9,200	1,291,496
†Mettler-Toledo International	8,400	3,065,328
†Quintiles Transnational Holdings	24,000	1,567,680

		9,329,308

Machinery–3.57%
CLARCOR	15,700	955,031
†Colfax	33,500	886,410
Donaldson	53,600	1,841,696
Flowserve	36,900	1,666,773
Graco	39,200	3,096,408
IDEX	22,225	1,824,673
†Middleby	15,300	1,763,325
Nordson	15,000	1,254,150
PACCAR	23,500	1,218,945
Snap-on	14,900	2,351,518
Toro	17,900	1,578,780
†WABCO Holdings	12,100	1,107,997

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–5

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Wabtec	31,000	$2,177,130
Xylem	37,600	1,678,840

		23,401,676

Marine–0.17%
†Kirby	17,800	1,110,542

		1,110,542

Media–0.80%
†Discovery Communications Class C	36,800	877,680
Interpublic Group	107,000	2,471,700
Omnicom Group	23,000	1,874,270

		5,223,650

Metals & Mining–0.68%
Carpenter Technology	16,800	553,224
Compass Minerals International	12,000	890,280
Silver Wheaton	59,900	1,409,447
†Stillwater Mining	133,100	1,578,566

		4,431,517

Multiline Retail–1.53%
Dollar General	74,100	6,965,400
†Dollar Tree	32,900	3,100,496

		10,065,896

Multi-Utilities–0.26%
NiSource	64,000	1,697,280

		1,697,280

Oil, Gas & Consumable Fuels–1.46%
Cabot Oil & Gas	49,300	1,268,982
Cimarex Energy	11,000	1,312,520
†Concho Resources	10,700	1,276,189
†Diamondback Energy	10,300	939,463
EQT	20,600	1,595,058
Pioneer Natural Resources	7,800	1,179,438
Range Resources	20,500	884,370
Tesoro	15,100	1,131,292

		9,587,312

Pharmaceuticals–1.73%
†Akorn	30,800	877,338
†Catalent	68,262	1,569,343
†Endo International	37,800	589,302
†Horizon Pharma	30,900	508,923
†Jazz Pharmaceuticals	10,300	1,455,493
†Mallinckrodt	13,500	820,530
†Pacira Pharmaceuticals	13,000	438,490
Zoetis	107,900	5,120,934

		11,380,353

Professional Services–3.21%
Equifax	33,400	4,288,560

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
†IHS Class A	24,300	$2,809,323
ManpowerGroup	24,100	1,550,594
Nielsen Holdings	29,100	1,512,327
Robert Half International	30,300	1,156,248
†TransUnion	58,000	1,939,520
†Verisk Analytics Class A	65,000	5,270,200
†@=Wework Companies	17,146	645,447
†@=Wework Companies Series D1	27,915	1,050,838
†@=Wework Companies Series D2	21,933	825,650

		21,048,707

Real Estate Investment Trusts–3.57%
American Campus Communities	28,700	1,517,369
Crown Castle International	68,300	6,927,669
Equinix	12,088	4,686,880
Federal Realty Investment Trust	11,900	1,970,045
Iron Mountain	37,600	1,497,608
MGM Growth Properties	63,400	1,691,512
SL Green Realty	16,700	1,778,049
Taubman Centers	22,300	1,654,660
VEREIT	165,700	1,680,198

		23,403,990

Real Estate Management & Development–0.30%
Jones Lang LaSalle	20,500	1,997,725

		1,997,725

Road & Rail–1.53%
†Avis Budget Group	36,000	1,160,280
†Genesee & Wyoming	30,300	1,786,185
†Herc Holdings	31,900	353,133
JB Hunt Transport Services	27,100	2,193,203
Kansas City Southern	20,500	1,846,845
Landstar System	16,100	1,105,426
†Old Dominion Freight Line	26,100	1,574,091

		10,019,163

Semiconductors & Semiconductor Equipment–2.19%
ARM Holdings ADR	67,600	3,076,476
†Integrated Device Technology	45,600	917,928
Linear Technology	54,100	2,517,273
Microchip Technology	41,000	2,081,160
†Microsemi	45,400	1,483,672
Skyworks Solutions	38,000	2,404,640
Xilinx	41,200	1,900,556

		14,381,705

Software–6.34%
Activision Blizzard	44,200	1,751,646
†ANSYS	10,600	961,950
†Atlassian	99,331	2,572,673
†Autodesk	20,600	1,115,284
†Check Point Software Technologies	15,500	1,235,040

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–6

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Software (continued)
†Electronic Arts	63,900	$4,841,064
†Fortinet	37,000	1,168,830
†Guidewire Software	31,500	1,945,440
Intuit	48,300	5,390,763
†Mobileye	56,300	2,597,682
†NetSuite	38,500	2,802,800
†Proofpoint	15,500	977,895
†Red Hat	58,100	4,218,060
†ServiceNow	52,000	3,452,800
†Splunk	21,700	1,175,706
SS&C Technologies Holdings	51,400	1,443,312
†Tableau Software Class A	24,027	1,175,401
†Workday Class A	28,205	2,106,067
†Zendesk	25,100	662,138

		41,594,551

Specialty Retail–7.61%
†AutoZone	7,900	6,271,336
†Burlington Stores	50,300	3,355,513
†CarMax	93,100	4,564,693
Dick’s Sporting Goods	30,100	1,356,306
†Five Below	28,700	1,331,967
L Brands	64,400	4,323,172
†Michaels	91,100	2,590,884
†O’Reilly Automotive	20,800	5,638,880
†Restoration Hardware Holdings	15,400	441,672
Ross Stores	109,100	6,184,879
Signet Jewelers	28,100	2,315,721
Tiffany & Co.	37,200	2,255,808
Tractor Supply	47,900	4,367,522
†Ulta Salon Cosmetics & Fragrance	12,500	3,045,500
Williams-Sonoma	35,800	1,866,254

		49,910,107

Technology Hardware, Storage & Peripherals–0.09%
†Pure Storage Class A	57,100	622,390

		622,390

Textiles, Apparel & Luxury Goods–2.18%
Coach	48,400	1,971,816
Hanesbrands	238,900	6,003,557
†Kate Spade & Co.	93,700	1,931,157
†lululemon athletica	15,700	1,159,602
PVH	26,600	2,506,518
Wolverine World Wide	37,100	753,872

		14,326,522

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–0.39%
Fastenal	26,400	$1,171,896
W.W. Grainger	6,000	1,363,500

		2,535,396

Wireless Telecommunication Services–0.40%
†T-Mobile U.S	60,000	2,596,200

		2,596,200

Total Common Stock (Cost $476,900,928)		652,493,929

PREFERRED STOCK–0.46%

†@=Airbnb Series D	18,795	1,749,626
†@=Airbnb Series E	2,425	225,743
†@=Dropbox Series A	9,449	74,742
†@=Dropbox Series A-1	46,402	367,040
†@=Wework Companies Series E	16,055	604,378

Total Preferred Stock (Cost $2,024,399)		3,021,529

MONEY MARKET FUND–0.05%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	305,290	305,290

Total Money Market Fund (Cost $305,290)		305,290

TOTAL VALUE OF SECURITIES–99.98% (Cost $479,230,617)	655,820,748
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.02%	159,656

NET ASSETS APPLICABLE TO 30,781,029 SHARES OUTSTANDING–100.00%	$655,980,404

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–7

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Statement of Net Assets (continued)

NET ASSET VALUE PER SHARE–LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH FUND STANDARD CLASS ($ 523,658,730 / 24,407,505 Shares)	$21.455

NET ASSET VALUE PER SHARE–LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH FUND SERVICE CLASS ($ 132,321,674 / 6,373,524 Shares)	$20.761

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$444,233,459
Undistributed net investment income	672,761
Accumulated net realized gain on investments	34,484,053
Net unrealized appreciation of investments	176,590,131

Total net assets	$655,980,404

†	Non-income producing for the period.

«	Includes $48,400 payable for securities purchased, $184,184 payable for fund shares redeemed, and $405,919 due to manager and affiliates as of June 30, 2016.

@	Illiquid security. At June 30, 2016, the aggregate value of illiquid securities was $7,471,256, which represents 1.14% of the Fund’s net assets. See Note 5 in “Notes to financial statements.”

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2016, the aggregate value of fair valued securities was $7,471,256 which represents 1.14% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

Summary of Abbreviations:

ADR–American Depositary Receipt

IT–Information Technology

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–8

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Statement of Operations

Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME:
Dividends	$3,329,900
Foreign tax withheld	(8,080)

3,321,820

EXPENSES:
Management fees	2,204,348
Distribution fees-Service Class	159,310
Accounting and administration expenses	79,379
Reports and statements to shareholders	37,111
Professional fees.	25,748
Trustees’ fees and expenses	8,407
Custodian fees	4,731
Pricing fees	2,004
Consulting fees	1,134
Other	4,539

2,526,711
Less management fees waived	(1,944)

Total operating expenses	2,524,767

NET INVESTMENT INCOME	797,053

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments	3,815,165
Net change in unrealized appreciation (depreciation) of investments	6,829,846

NET REALIZED AND UNREALIZED GAIN	10,645,011

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,442,064

See accompanying notes, which are an integral part of the financial Statements.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/16	Ended
	(unaudited)	12/31/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$797,053	$347,689
Net realized gain	3,815,165	35,197,806
Net change in unrealized appreciation (depreciation)	6,829,846	(24,675,976)

Net increase in net assets resulting from operations	11,442,064	10,869,519

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(677,622)
Net realized gain:
Standard Class	—	(31,774,604)
Service Class	—	(8,331,897)

	—	(40,784,123)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	36,131,611	134,157,693
Service Class	12,152,873	49,548,910
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	32,452,226
Service Class	—	8,331,897

	48,284,484	224,490,726

Cost of shares redeemed:
Standard Class	(41,739,829)	(54,080,527)
Service Class	(17,185,011)	(27,920,749)

	(58,924,840)	(82,001,276)

Increase (Decrease) in net assets derived from capital share transactions	(10,640,356)	142,489,450

NET INCREASE IN NET ASSETS	801,708	112,574,846
NET ASSETS:
Beginning of period	655,178,696	542,603,850

End of period	$655,980,404	$655,178,696

Undistributed (Distributions inexcess of) net investment income	$672,761	$(124,292)

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–9

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP T. Rowe Price Structured Mid-Cap Growth Fund Standard Class
	Six Months Ended 6/30/16[1]	Year Ended
	(unaudited)	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$21.097	$22.079	$20.943	$15.688	$13.872	$14.430

Income (loss) from investment operations:
Net investment income (loss)[2]	0.031	0.025	0.032	(0.003)	0.073	0.003
Net realized and unrealized gain (loss)	0.327	0.420	2.346	5.453	2.186	(0.561)

Total from investment operations	0.358	0.445	2.378	5.450	2.259	(0.558)

Less dividends and distributions from:
Net investment income	—	(0.028)	(0.052)	—	—	—
Net realized gain	—	(1.399)	(1.190)	(0.195)	(0.443)	—

Total dividends and distributions	—	(1.427)	(1.242)	(0.195)	(0.443)	—

Net asset value, end of period	$21.455	$21.097	$22.079	$20.943	$15.688	$13.872

Total return[3]	1.70%	2.10%	11.59%	34.80%	16.30%	(3.87% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$523,659	$519,709	$430,439	$381,529	$206,358	$190,209
Ratio of expenses to average net assets	0.75%	0.75%	0.76%	0.79%	0.82%	0.82%
Ratio of net investment income (loss) to average net assets	0.30%	0.11%	0.15%	(0.02% )	0.47%	0.02%
Portfolio turnover	14%	26%	34%	30%	31%	44%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–10

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP T. Rowe Price Structured Mid-Cap Growth Fund Service Class
	Six Months Ended 6/30/16[1]	Year Ended
	(unaudited)	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$20.440	$21.461	$20.394	$15.319	$13.588	$14.170

Income (loss) from investment operations:
Net investment income (loss)[2]	0.005	(0.030)	(0.021)	(0.048)	0.034	(0.033)
Net realized and unrealized gain (loss)	0.316	0.408	2.278	5.318	2.140	(0.549)

Total from investment operations	0.321	0.378	2.257	5.270	2.174	(0.582)

Less dividends and distributions from:
Net realized gain	—	(1.399)	(1.190)	(0.195)	(0.443)	—

Total dividend and distributions	—	(1.399)	(1.190)	(0.195)	(0.443)	—

Net asset value, end of period	$20.761	$20.440	$21.461	$20.394	$15.319	$13.588

Total return[3]	1.57%	1.85%	11.30%	34.46%	16.02%	(4.11% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$132,321	$135,470	$112,165	$103,229	$91,185	$69,086
Ratio of expenses to average net assets	1.00%	1.00%	1.01%	1.04%	1.07%	1.07%
Ratio of net investment income (loss) to average net assets	0.05%	(0.14% )	(0.10% )	(0.27% )	0.22%	(0.23% )
Portfolio turnover	14%	26%	34%	30%	31%	44%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–11

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP T. Rowe Price Structured Mid-Cap Growth Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to maximize the value of your shares (capital appreciation).

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between their bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2016 and for all open tax years (years ended December 31, 2012–December 31, 2015), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2016, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate that portion of realized gains and losses on investments resulting from changes in the foreign exchange rates from that which is due to changes in market prices. Both types of changes in gain (loss) are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–12

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Commission rebates are included in “Net realized gain on investments” on the Statement of Operations and totaled $77 for the six months ended June 30, 2016. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2016.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $200 million of the average daily net assets of the Fund; 0.70% of the next $200 million; and 0.65% of the average daily net assets of the Fund in excess of $400 million. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of the Fund’s average daily net assets in excess of $750 million. This agreement will continue through at least April 30, 2017, and cannot be terminated before that date without the mutual agreement of the Trust’s Board and LIAC.

LIAC voluntarily waived fees in the amount of $1,944 during the period. This voluntary waiver is not subject to recapture by LIAC and entails no obligations on the part of LIAC to waive additional amounts.

T. Rowe Price (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administrative expenses” on the Statement of Operations. For the six months ended June 30, 2016, costs for these administrative and legal services were as follows:

Administrative	$16,634
Legal	4,576

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $30,679 for the six months ended June 30, 2016.

The Fund offers Standard Class and Service Class shares. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual distribution and/or service fee (“12b-1 Fee”) at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the 12b-1 Fee is limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–13

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

At June 30, 2016, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$376,847
Distribution fees payable to LFD	27,099
Printing and mailing fees payable to Lincoln Life	1,973

The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2016, the Fund engaged in securities purchases of $1,002,142 and securities sales of $-.

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$89,639,092
Sales	99,286,496

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$479,230,617

Aggregate unrealized appreciation	$202,103,214
Aggregate unrealized depreciation	(25,513,083)

Net unrealized appreciation	$176,590,131

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–14

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

	Level 1	Level 3	Total
Common Stock
Aerospace & Defense	$9,269,119	$—	$9,269,119
Air Freight & Logistics	2,851,284	—	2,851,284
Airlines	14,981,441	—	14,981,441
Auto Components	2,658,340	—	2,658,340
Automobiles	4,022,144	—	4,022,144
Banks	6,495,203	—	6,495,203
Beverages	14,882,507	—	14,882,507
Biotechnology	17,017,997	—	17,017,997
Building Products	5,814,433	—	5,814,433
Capital Markets	13,612,057	—	13,612,057
Chemicals	20,310,564	—	20,310,564
Commercial Services & Supplies	11,870,769	—	11,870,769
Communications Equipment	9,171,988	—	9,171,988
Construction & Engineering	1,258,011	—	1,258,011
Construction Materials	4,826,391	—	4,826,391
Containers & Packaging	6,917,651	—	6,917,651
Diversified Consumer Services	3,814,460	—	3,814,460
Diversified Financial Services	19,092,914	—	19,092,914
Diversified Telecommunication Services	6,087,816	—	6,087,816
Electrical Equipment	7,495,219	—	7,495,219
Electronic Equipment, Instruments & Components	9,851,323	—	9,851,323
Energy Equipment & Services	525,536	—	525,536
Food & Staples Retailing	3,296,549	—	3,296,549
Food Products	20,804,687	—	20,804,687
Gas Utilities	2,407,072	—	2,407,072
Health Care Equipment & Supplies	22,984,877	—	22,984,877
Health Care Providers & Services	23,223,509	—	23,223,509
Health Care Technology	6,640,322	—	6,640,322
Hotels, Restaurants & Leisure	22,812,384	—	22,812,384
Household Durables	15,260,380	—	15,260,380
Household Products	4,617,113	—	4,617,113
Industrial Conglomerates	3,257,696	—	3,257,696
Insurance	13,363,244	—	13,363,244
Internet & Catalog Retail	6,069,841	—	6,069,841
Internet Software & Services	13,446,109	278,495	13,724,604
IT Services	38,035,295	1,649,297	39,684,592
Leisure Products	2,855,902	—	2,855,902
Life Sciences Tools & Services	9,329,308	—	9,329,308
Machinery	23,401,676	—	23,401,676
Marine	1,110,542	—	1,110,542
Media	5,223,650	—	5,223,650
Metals & Mining.	4,431,517	—	4,431,517
Multiline Retail	10,065,896	—	10,065,896
Multi-Utilities	1,697,280	—	1,697,280
Oil, Gas & Consumable Fuels	9,587,312	—	9,587,312
Pharmaceuticals	11,380,353	—	11,380,353
Professional Services	18,526,772	2,521,935	21,048,707
Real Estate Investment Trusts	23,403,990	—	23,403,990
Real Estate Management & Development	1,997,725	—	1,997,725
Road & Rail	10,019,163	—	10,019,163
Semiconductors & Semiconductor Equipment	14,381,705	—	14,381,705
Software	41,594,551	—	41,594,551
Specialty Retail	49,910,107	—	49,910,107

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–15

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Notes to Financial Statements (continued)

3. Investments (continued)

	Level 1	Level 3	Total
Technology Hardware, Storage & Peripherals	$622,390	$—	$622,390
Textiles, Apparel & Luxury Goods	14,326,522	—	14,326,522
Trading Companies & Distributors	2,535,396	—	2,535,396
Wireless Telecommunication Services	2,596,200	—	2,596,200
Preferred Stock	—	3,021,529	3,021,529
Money Market Fund	305,290	—	305,290

Total	$648,349,492	$7,471,256	$655,820,748

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Preferred	Common
	Stock	Stock	Total
Balance as of 12/31/15	$3,028,566	$6,212,253	$9,240,819
Sales	—	(966,720)	(966,720)
Net change in unrealized appreciation (depreciation)	(7,037)	(795,806)	(802,843)

Balance as of 6/30/16	$3,021,529	$4,449,727	$7,471,256

Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 6/30/16	$(7,037)	$(35,964)	$(43,001)

Sensitivity Analysis:

Valuation: U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund fair values its financial instruments at fair value using independent pricing sources under the policies approved by the Board. The Pricing Committee is the committee formed by the advisor to develop pricing policies and procedures and to provide oversight of the pricing function for the Fund.

When market quotations are not readily available for one or more portfolio securities, the Fund’s Net Asset Value shall be calculated by using the “fair value” of the securities as determined by the Pricing Committee. Such “fair value” is the amount that a Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the size of the holding, (iii) the initial cost of the security, (iv) the existence of any contractual restrictions of the security’s disposition, (v) the price and extent of public trading in similar securities of the issuer or of comparable companies, (vi) quotations or evaluated prices from broker-dealers and/or pricing services, (vii) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (viii) an analysis of the company’s financial statements, and (ix) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Pricing Committee, or its delegate, employs various methods for calibrating these valuation approaches, including due diligence of the Fund’s pricing vendors and periodic back-testing of the prices that are fair valued under these procedures and reviews of any market related activity. The pricing of all securities fair valued by the Pricing Committee is subsequently reported to and approved by the Board on a quarterly basis.

We did not present a table including the quantitative information about significant unobservable inputs used in Level 3 fair value measurements as all unobservable Level 3 measurements were provided by third parties as of June 30, 2016.

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–16

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/16	12/31/15
Shares sold:
Standard Class	1,780,232	5,977,427
Service Class	621,983	2,261,098
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,549,191
Service Class	—	410,811

	2,402,215	10,198,527

Shares redeemed:
Standard Class	(2,006,937)	(2,387,826)
Service Class	(876,048)	(1,270,665)

	(2,882,985)	(3,658,491)

Net increase (decrease)	(480,770)	6,540,036

5. Market Risk

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2016. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. As of June 30, 2016, there were no Rule 144A securities. Illiquid securities are identified on the Statement of Net Assets.

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–17

LVIP U.S. Growth Allocation Managed Risk Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2016

LVIP U.S. Growth Allocation Managed Risk Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP U.S. Growth Allocation Managed Risk Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2016 to June 30, 2016

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*
Actual*
Standard Class Shares	$1,000.00	$ 999.70	0.28%	$1.39
Service Class Shares	1,000.00	998.40	0.53%	2.63
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.47	0.28%	$1.41
Service Class Shares	1,000.00	1,022.23	0.53%	2.66

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests a significant portion of its assets in other investment companies (Underlying Funds). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial Statements for the Underlying Funds can be found at www.sec.gov.

LVIP U.S. Growth Allocation Managed Risk Fund–1

LVIP U.S. Growth Allocation Managed Risk Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2016

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	87.98%
Equity Funds	58.45%
Fixed Income Funds	29.53%
Unaffiliated Investment Companies	11.50%
Equity Funds	8.66%
Money Market Fund	2.84%
Total Value of Securities	99.48%
Receivables and Other Assets Net of Liabilities	0.52%
Total Net Assets	100.00%

LVIP U.S. Growth Allocation Managed Risk Fund–2

LVIP U.S. Growth Allocation Managed Risk Fund

Schedule of Investments

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–87.98%
Equity Funds–58.45%
*Lincoln Variable Insurance Products Trust–
† LVIP Baron Growth Opportunities Fund	101,065	$4,345,983
LVIP MFS Value Fund	1,751,663	66,083,236
LVIP SSGA S&P 500 Index Fund	4,129,803	61,653,827
LVIP SSGA Small-Mid Cap 200 Fund	340,832	4,292,096
† LVIP T. Rowe Price Growth Stock Fund	2,063,662	64,481,173
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	1,416,978	30,401,255
LVIP Wellington Mid-Cap Value Fund	1,508,605	34,281,546

		265,539,116

Fixed Income Funds–29.53%
*Lincoln Variable Insurance Products Trust–
LVIP Delaware Bond Fund	4,707,184	67,058,550
LVIP SSGA Bond Index Fund	5,714,029	67,099,839

		134,158,389

Total Affiliated Investment Companies (Cost $391,238,304)		399,697,505

	Number of	Value
	Shares	(U.S. $)
UNAFFILIATED INVESTMENT COMPANIES–11.50%
Equity Funds–8.66%
Franklin Templeton Variable Insurance Products Trust–
Franklin Rising Dividends VIP Fund	365,901	8,832,854
**Invesco V.I. Diversified Dividend Fund	525,438	13,330,363
Oppenheimer Main Street Small Cap Fund VA Non-Service Shares	819,526	17,201,850

		39,365,067

Money Market Fund–2.84%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	12,883,253	12,883,253

		12,883,253

Total Unaffiliated Investment Companies (Cost $52,036,172)		52,248,320

TOTAL VALUE OF SECURITIES–99.48% (Cost $443,274,476)	451,945,825
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.52%	2,360,160

NET ASSETS APPLICABLE TO 47,855,008 SHARES OUTSTANDING–100.00%	$454,305,985

†	Non-income producing for the period.

*	Standard Class shares.

**	Series I shares.

Class 1 shares.

The following futures contracts were outstanding at June 30, 2016:1

Futures Contracts				Unrealized
	Notional	Notional	Expiration	Appreciation
Contracts to Buy (Sell)	Cost (Proceeds)	Value	Date	(Depreciation)
(252) E-mini Russell 2000 Index	$(27,816,618)	$(28,914,480)	9/19/16	$(1,097,862)
(613) E-mini S&P 500 Index	(61,794,940)	(64,064,630)	9/19/16	(2,269,690)

				$(3,367,552)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

VA–Variable Annuity

V.I.–Variable Insurance

See accompanying notes, which are an integral part of the financial statements.

LVIP U.S. Growth Allocation Managed Risk Fund–3

LVIP U.S. Growth Allocation Managed Risk Fund

Statement of Assets and Liabilities

June 30, 2016 (unaudited)

ASSETS:
Investments in affiliated investment companies, at value	$399,697,505
Investments in unaffiliated investment companies, at value	52,248,320

Total investments, at value	451,945,825
Cash collateral held at broker for futures contracts	6,124,582
Receivables for fund shares sold	674,211
Dividends receivable from investment companies	3,025

TOTAL ASSETS	458,747,643

LIABILITIES:
Net unrealized depreciation on futures contracts	3,367,552
Payables for investment companies shares purchased	865,851
Due to manager and affiliates	179,551
Other accrued expenses payable	16,306
Payables for fund shares redeemed	12,398

TOTAL LIABILITIES	4,441,658

TOTAL NET ASSETS	$454,305,985

Investments in affiliated investment companies, at cost	$391,238,304
Investments in unaffiliated investment companies, at cost	52,036,172

Total investments, at cost	$443,274,476

Standard Class:
Net Assets	$1,196,257
Shares Outstanding	125,869
Net Asset Value Per Share	$9.504

Service Class:
Net Assets	$453,109,728
Shares Outstanding	47,729,139
Net Asset Value Per Share	$9.493

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$458,901,858
Accumulated net investment loss	(620,540)
Accumulated net realized loss on investments	(9,279,130)
Net unrealized appreciation of investments and derivatives	5,303,797

TOTAL NET ASSETS	$454,305,985

See accompanying notes, which are an integral part of the financial statements.

LVIP U.S. Growth Allocation Managed Risk Fund–4

LVIP U.S. Growth Allocation Managed Risk Fund

Statement of Operations

Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME:
Dividends from unaffiliated investment companies	$232,061

EXPENSES:
Management fees	1,209,556
Distribution fees-Service Class	431,031
Accounting and administration expenses	27,942
Professional fees	15,810
Reports and statements to shareholders	7,644
Trustees’ fees and expenses	3,863
Custodian fees	3,308
Consulting fees	235
Pricing fees	55
Other	906

1,700,350
Less management fees waived	(777,572)

Total operating expenses	922,778

NET INVESTMENT LOSS	(690,717)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Distributions from un affiliated investment companies	1,608,301
Sale of investments in affiliated investment companies	(2,333,386)
Sale of investments in unaffiliated investment companies	(222,247)
Futures contracts	(7,462,744)

Net realized loss	(8,410,076)

Net change in unrealized appreciation (depreciation) of:
Investments in affiliated investment companies	13,678,775
Investments in unaffiliated investment companies	832,944
Futures contracts	(3,320,288)

Net change in unrealized appreciation (depreciation)	11,191,431

NET REALIZED AND UNREALIZED GAIN	2,781,355

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,090,638

See accompanying notes, which are an integral part of the financial statements.

LVIP U.S. Growth Allocation Managed Risk Fund

Statements of Changes in Net Assets

	Six Months
	Ended	5/1/15*
	6/30/16	to
	(unaudited)	12/31/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(690,717)	$2,338,670
Net realized loss	(8,410,076)	(187,861)
Net change in unrealized appreciation (depreciation)	11,191,431	(5,887,634)

Net increase (decrease) in net assets resulting from operations	2,090,638	(3,736,825)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(3,496)
Service Class	—	(2,525,925)
Net realized gain:
Standard Class	—	(512)
Service Class	—	(434,210)

	—	(2,964,143)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,025,441	354,678
Service Class	215,056,367	265,790,679
Net asset value of shares issuedupon reinvestment of dividendsand distributions:
Standard Class	—	4,008
Service Class	—	2,960,135

	216,081,808	269,109,500

Cost of shares redeemed:
Standard Class	(140,958)	(50,556)
Service Class	(19,253,447)	(6,830,032)

	(19,394,405)	(6,880,588)

Increase in net assets derived from capital share transactions	196,687,403	262,228,912

NET INCREASE IN NET ASSETS	198,778,041	255,527,944
NET ASSETS:
Beginning of period	255,527,944	—

End of period	$454,305,985	$255,527,944

Undistributed (accumulated) net investment income (loss)	$(620,540)	$70,177

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP U.S. Growth Allocation Managed Risk Fund–5

LVIP U.S. Growth Allocation Managed Risk Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

LVIP U.S. Growth Allocation Managed Risk Fund Standard Class

	Six Months
	Ended	5/1/15[3]
	6/30/161, [2]	to
	(unaudited)	12/31/15
Net asset value, beginning of period	$9.507	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.007)	0.236
Net realized and unrealized gain (loss)	0.004	(0.600)

Total from investment operations	(0.003)	(0.364)

Less dividends and distributions from:
Net investment income	—	(0.113)
Net realized gain	—	(0.016)

Total dividends and distributions	—	(0.129)

Net asset value, end of period	$9.504	$9.507

Total return[5]	(0.03% )	(3.64% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,196	$298
Ratio of expenses to average net assets[6]	0.28%	0.31%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.73%	0.77%
Ratio of net investment income (loss) to average net assets	(0.15% )	3.61%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.60% )	3.15%
Portfolio turnover	9%	9%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC was added as a sub-adviser for the Fund’s managed risk strategy.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP U.S. Growth Allocation Managed Risk Fund–6

LVIP U.S. Growth Allocation Managed Risk Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

LVIP U.S. Growth Allocation Managed Risk Fund Service Class

	Six Months
	Ended	5/1/15[3]
	6/30/161, [2]	to
	(unaudited)	12/31/15
Net asset value, beginning of period	$9.508	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.019)	0.219
Net realized and unrealized gain (loss)	0.004	(0.599)

Total from investment operations	(0.015)	(0.380)

Less dividends and distributions from:
Net investment income	—	(0.096)
Net realized gain	—	(0.016)

Total dividends and distributions	—	(0.112)

Net asset value, end of period	$9.493	$9.508

Total return[5]	(0.16% )	(3.80% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$453,110	$255,230
Ratio of expenses to average net assets[6]	0.53%	0.56%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.98%	1.02%
Ratio of net investment income (loss) to average net assets	(0.40% )	3.36%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.85% )	2.90%
Portfolio turnover	9%	9%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC was added as a sub-adviser for the Fund’s managed risk strategy.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP U.S. Growth Allocation Managed Risk Fund–7

LVIP U.S. Growth Allocation Managed Risk Fund

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP U.S. Growth Allocation Managed Risk Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests a significant portion of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e. index funds). In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2016 and for the open tax year (year ended December 31, 2015) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense, and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2016, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate that portion of realized gains and losses on investments resulting from changes in foreign exchange rates from that which is due to changes in market prices. Both types of changes in gain / loss are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP U.S. Growth Allocation Managed Risk Fund–8

LVIP U.S. Growth Allocation Managed Risk Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2016.

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.70% of the average daily net assets of the Fund. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC). LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.45% of the average daily net asset of the Fund. This agreement will continue through at least April 30, 2017 and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.

LIAC had contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceeded 0.35% of the average daily net assets for the Standard Class and 0.60% for the Service Class. This agreement ended on April 30, 2016.

Effective May 1, 2016, Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Fund’s managed risk strategy. Prior to May 1, 2016, LIAC was responsible for day-to-day management of the entirety of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2016, costs for these administrative and legal services were as follows:

Administrative	$8,743
Legal	2,255

Lincoln Life also performs daily trading operations. The cost of these services is included in “Accounting and administration expenses” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1,849 for the six months ended June 30, 2016.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $4,794 for the six months ended June 30, 2016.

The Fund offers Standard Class and Service Class shares. Pursuant to its distribution and service plan, the Fund is authorized to pay out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual distribution and/or service fee (“12b-1 Fee”) at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the 12b-1 Fee is limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2016, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$89,740
Distribution fees payable to LFD	89,495
Printing and mailing fees payable to Lincoln Life	316

LVIP U.S. Growth Allocation Managed Risk Fund–9

LVIP U.S. Growth Allocation Managed Risk Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

Affiliated investment companies, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds). Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the six months ended June 30, 2016, were as follows:

	Value			Net Realized	Value		Capital Gain
	12/31/15	Purchases	Sales	Gain (Loss)	6/30/16	Dividends	Distributions
LVIP Baron Growth Opportunities Fund	$4,840,237	$3,613,102	$4,435,385	$(240,023)	$4,345,983	$—	$—
LVIP Delaware Bond Fund	36,677,316	29,855,044	1,895,759	(37,608)	67,058,550	—	—
LVIP MFS Value Fund	24,289,605	39,169,706	567,202	(54,239)	66,083,236	—	—
LVIP SSGA Bond Index Fund	36,699,629	29,903,657	2,065,699	(30,035)	67,099,839	—	—
LVIP SSGA S&P 500 Index Fund	34,195,251	26,388,146	1,408,329	(79,186)	61,653,827	—	—
LVIP SSGA Small-Mid Cap 200 Fund	2,388,653	1,884,868	280,683	(55,373)	4,292,096	—	—
LVIP T. Rowe Price Growth Stock Fund	41,800,001	29,636,696	4,780,505	(662,218)	64,481,173	—	—
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	21,916,933	15,460,013	8,043,415	(886,321)	30,401,255	—	—
LVIP Wellington Mid-Cap Value Fund	19,075,238	19,755,368	5,720,370	(288,383)	34,281,546	—	—

Total	$221,882,863	$195,666,600	$29,197,347	$(2,333,386)	$399,697,505	$—	$—

3. Investments

For the six months ended June 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$214,693,553
Sales	31,239,550

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$443,274,476

Aggregate unrealized appreciation	$10,887,288
Aggregate unrealized depreciation	(2,215,939)

Net unrealized appreciation	$8,671,349

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures  contracts, options contracts)

LVIP U.S. Growth Allocation Managed Risk Fund–10

LVIP U.S. Growth Allocation Managed Risk Fund

Notes to Financial Statements (continued)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

Level 1
Investment Companies	$451,945,825

Futures Contracts	$(3,367,552)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months	5/1/15*
	Ended	to
	6/30/16	12/31/15
Shares sold:
Standard Class	109,187	36,278
Service Class	22,958,562	27,239,914
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	420
Service Class	—	310,124

	23,067,749	27,586,736

Shares redeemed:
Standard Class	(14,714)	(5,302)
Service Class	(2,074,011)	(705,450)

	(2,088,725)	(710,752)

Net increase	20,979,024	26,875,984

* Date of commencement of operations.

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

LVIP U.S. Growth Allocation Managed Risk Fund–11

LVIP U.S. Growth Allocation Managed Risk Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Fair values of derivative instruments as of June 30, 2016 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (Futures contracts)	Net unrealized depreciation from open futures contracts	$—	Net unrealized depreciation from open futures contracts	$(3,367,552)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 was as follows:

Change in Unrealized
Appreciation
		Realized Gain (Loss)	(Depreciation)
		on Derivatives	on Derivatives
	Location of Gain (Loss) on Derivatives	Recognized in	Recognized in
	Recognized in Income	Income	Income
Net realized gain (loss) from futures contracts and net
Equity contracts (Futures contracts)	change unrealized appreciation (depreciation) of futures contracts	$(7,462,744)	$(3,320,288)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2016. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2016.

	Asset Derivative	Liability Derivative
	Volume	Volume
Futures contracts (average notional value)	$303,001	$54,386,568

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP U.S. Growth Allocation Managed Risk Fund–12

LVIP U.S. Growth Allocation Managed Risk Fund

Other Fund Information (unaudited)

Approval of Subadvisory Agreement

On January 6, 2016, the Board of Trustees of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things the approval of the sub-advisory agreement with Milliman Financial Risk Management LLC (“Milliman”) (the “Sub-Advisory Agreement”) for various series of the Trust (each a “Fund” and collectively the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC, The Lincoln National Life Insurance Company (“Lincoln Life”) and Milliman prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to approval of investment sub-advisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LIAC, Lincoln Life and Milliman provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including in-person presentations by representatives of Milliman, information about proposed sub-advisory fees and compliance and regulatory matters. After reviewing the information received, the Independent Trustees requested supplemental information and LIAC and Milliman provided materials in response. The Board determined that, given the totality of the information provided with respect to the Sub-Advisory Agreement, the Board had received sufficient information to approve the Sub-Advisory Agreement. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and employees of Lincoln Life, LIAC, and Milliman to consider the approval of the Sub-Advisory Agreement.

Based upon its review, the Board concluded that it was in the best interests of each Fund that the Sub-Advisory Agreement be approved for each Fund. In considering the approval of the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Nature, Extent and Quality of Services. In considering the approval of the sub-advisory agreement between LIAC and Milliman with respect to the Funds, the Board considered the nature, extent and quality of services to be provided by Milliman under the Sub-Advisory Agreement. The Board noted that Milliman has served as a consultant to LIAC with respect to the managed risk strategy for each Fund and that LIAC proposed to delegate the responsibility of managing each Fund’s managed risk strategy to Milliman as sub-adviser. The Board considered the criteria provided by LIAC in recommending Milliman be appointed a sub-adviser for the managed risk strategy of the Funds, including historical modeling and noted that the Board was familiar with the futures based managed risk overlay services provided by Milliman as a consultant to LIAC with respect to the Funds. The Board reviewed the services to be provided by Milliman, the backgrounds of the investment professionals proposed to service the Funds, Milliman’s consulting work for LIAC with respect to the managed risk strategy for the Funds, and the reputation, resources and investment approach of Milliman. They also reviewed information provided regarding the structure of portfolio manager compensation, risk management and compliance and regulatory matters. The Board concluded that the services to be provided by Milliman were expected to be satisfactory.

Performance. With respect to performance, the Board considered that Milliman has served as a risk management consultant to LIAC with respect to the Funds’ futures based managed risk strategy and that the Board received quarterly performance information from LIAC and also from Morningstar, Inc. as part of the annual contract renewal process. The Board concluded that the services to be provided by Milliman were expected to be acceptable.

Sub-Advisory Fee and Economies of Scale. The Board reviewed the proposed sub-advisory fee schedule and noted Milliman’s view that the sub-advisory fees proposed by Milliman were competitive compared to other registered fund and institutional clients that employ the same futures based managed risk strategy as used for the Funds. The Board considered that the sub-advisory fee schedule was negotiated between LIAC and Milliman, an unaffiliated third party and that LIAC would compensate Milliman from its fees. The Board concluded that the proposed sub-advisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered that the sub-advisory fee schedule was negotiated between LIAC and Milliman, an unaffiliated third party, and that LIAC would compensate Milliman from its fees. The Board reviewed materials provided by Milliman as to any additional benefits it would receive and noted Milliman’s statement that the Sub-Advisory Agreement may strengthen Milliman’s name recognition as well as create non-pecuniary benefits from synergies related to conducting risk management programs for clients in large volume.

Overall Conclusions

Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Sub-Advisory Agreement are fair and reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the Funds.

LVIP U.S. Growth Allocation Managed Risk Fund–13

LVIP Wellington Capital Growth Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2016

LVIP Wellington Capital Growth Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Wellington Capital Growth Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2016 to June 30, 2016

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life}) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*
Actual
Standard Class Shares	$1,000.00	$ 990.90	0.75%	$3.71
Service Class Shares	1,000.00	989.70	1.00%	4.95
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.13	0.75%	$3.77
Service Class Shares	1,000.00	1,019.89	1.00%	5.02

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Wellington Capital Growth Fund–1

LVIP Wellington Capital Growth Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2016

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	99.04%
Aerospace & Defense	0.83%
Beverages	3.29%
Biotechnology	2.45%
Building Products	1.56%
Chemicals	1.63%
Commercial Services & Supplies	1.03%
Construction Materials	0.95%
Diversified Financial Services	3.30%
Electrical Equipment	1.08%
Electronic Equipment, Instruments & Components	1.32%
Food & Staples Retailing	0.50%
Food Products	2.05%
Health Care Equipment & Supplies	3.36%
Health Care Providers & Services	1.33%
Health Care Technology	1.98%
Hotels, Restaurants & Leisure	1.53%
Household Durables	4.20%
Insurance	2.88%
Internet & Catalog Retail	6.29%
Internet Software & Services	9.49%
IT Services	9.82%
Life Sciences Tools & Services	1.12%
Personal Products	1.85%
Pharmaceuticals	4.70%
Professional Services	7.32%
Real Estate Investment Trusts	2.03%
Road & Rail	1.22%
Software	5.68%
Specialty Retail	8.32%
Technology Hardware, Storage & Peripherals	3.20%
Textiles, Apparel & Luxury Goods	2.73%
Money Market Fund	1.19%
Total Value of Securities	100.23%
Liabilities Net of Receivables and Other Assets	(0.23%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Amazon.com	5.24%
Alphabet Class C	4.52%
Home Depot	3.38%
Facebook Class A	3.26%
Apple	3.20%
Bristol-Myers Squibb	2.94%
MasterCard Class A	2.36%
Visa Class A	2.11%
Monster Beverage	2.07%
Mondelez International	2.05%
Total	31.13%

IT–Information Technology

LVIP Wellington Capital Growth Fund–2

LVIP Wellington Capital Growth Fund

Statement of Net Assets

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.04%
Aerospace & Defense–0.83%
Lockheed Martin	14,659	$3,637,924

		3,637,924

Beverages–3.29%
†Monster Beverage	56,417	9,066,776
PepsiCo	50,584	5,358,869

		14,425,645

Biotechnology–2.45%
†Celgene	19,425	1,915,888
Gilead Sciences	35,960	2,999,783
†Regeneron Pharmaceuticals	16,625	5,805,949

		10,721,620

Building Products–1.56%
Fortune Brands Home & Security	118,130	6,847,996

		6,847,996

Chemicals–1.63%
Sherwin-Williams	24,255	7,122,966

		7,122,966

Commercial Services & Supplies–1.03%
†Stericycle	43,492	4,528,387

		4,528,387

Construction Materials–0.95%
Eagle Materials	53,917	4,159,697

		4,159,697

Diversified Financial Services–3.30%
Intercontinental Exchange	21,703	5,555,100
MarketAxess Holdings	32,699	4,754,435
MSCI	54,077	4,170,418

		14,479,953

Electrical Equipment–1.08%
AMETEK	102,572	4,741,904

		4,741,904

Electronic Equipment, Instruments & Components–1.32%
CDW	143,990	5,771,119

		5,771,119

Food & Staples Retailing–0.50%
Costco Wholesale	13,920	2,185,997

		2,185,997

Food Products–2.05%
Mondelez International	197,303	8,979,259

		8,979,259

Health Care Equipment & Supplies–3.36%
†Edwards Lifesciences	73,163	7,296,546

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
Medtronic	85,758	$7,441,222

		14,737,768

Health Care Providers & Services–1.33%
UnitedHealth Group	41,330	5,835,796

		5,835,796

Health Care Technology–1.98%
†Cerner	89,839	5,264,565
†IMS Health Holdings	134,054	3,399,609

		8,664,174

Hotels, Restaurants & Leisure–1.53%
Las Vegas Sands	91,957	3,999,210
Starbucks	47,572	2,717,313

		6,716,523

Household Durables–4.20%
DR Horton	236,928	7,458,493
Harman International Industries	60,583	4,351,071
Lennar Class A	142,908	6,588,059

		18,397,623

Insurance–2.88%
†Markel	6,887	6,561,796
Marsh & McLennan	88,546	6,061,859

		12,623,655

Internet & Catalog Retail–6.29%
†Amazon.com	32,089	22,963,530
†Priceline Group	3,694	4,611,627

		27,575,157

Internet Software & Services–9.49%
†Alibaba Group Holding ADR	55,447	4,409,700
†Alphabet Class C	28,606	19,798,213
†Facebook Class A	124,990	14,283,857
†Zillow Group Class C	85,140	3,088,879

		41,580,649

IT Services–9.82%
†Alliance Data Systems	22,777	4,462,470
†Cognizant Technology Solutions
Class A	80,355	4,599,520
†FleetCor Technologies	43,900	6,283,407
Global Payments	69,770	4,980,183
MasterCard Class A	117,439	10,341,678
†PayPal Holdings	84,805	3,096,231
Visa Class A	124,665	9,246,403

		43,009,892

Life Sciences Tools & Services–1.12%
†Illumina	34,890	4,897,858

		4,897,858

LVIP Wellington Capital Growth Fund–3

LVIP Wellington Capital Growth Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Personal Products–1.85%
Estee Lauder Class A	89,027	$8,103,238

		8,103,238

Pharmaceuticals–4.70%
†Allergan	33,282	7,691,137
Bristol-Myers Squibb	175,181	12,884,563

		20,575,700

Professional Services–7.32%
Equifax	58,589	7,522,828
†IHS Class A	49,100	5,676,451
Nielsen Holdings	149,958	7,793,317
†TransUnion	164,525	5,501,716
†Verisk Analytics Class A	68,579	5,560,385

		32,054,697

Real Estate Investment Trusts–2.03%
American Tower	65,899	7,486,785
Public Storage	5,485	1,401,911

		8,888,696

Road & Rail–1.22%
JB Hunt Transport Services	31,675	2,563,458
Kansas City Southern	30,773	2,772,340

		5,335,798

Software–5.68%
†Adobe Systems	68,691	6,579,911
†salesforce.com	89,591	7,114,421
†ServiceNow	94,133	6,250,431
†Workday Class A	66,430	4,960,328

		24,905,091

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail–8.32%
†AutoZone	5,715	$4,536,796
Home Depot	116,029	14,815,743
Lowe’s	106,879	8,461,610
†O’Reilly Automotive	15,264	4,138,070
Ross Stores	79,650	4,515,359

		36,467,578

Technology Hardware, Storage & Peripherals–3.20%
Apple	146,662	14,020,887

		14,020,887

Textiles, Apparel & Luxury Goods–2.73%
NIKE Class B	107,367	5,926,658
†Under Armour Class A	52,038	2,088,285
†Under Armour Class C	108,051	3,933,066

		11,948,009

Total Common Stock (Cost $316,120,141)		433,941,256

MONEY MARKET FUND–1.19%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	5,222,510	5,222,510

Total Money Market Fund (Cost $5,222,510)		5,222,510

TOTAL VALUE OF SECURITIES–100.23% (Cost $321,342,651)	439,163,766
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.23%)	(996,217)

NET ASSETS APPLICABLE TO 11,476,740 SHARES OUTSTANDING–100.00%	$438,167,549

NET ASSET VALUE PER SHARE–LVIP WELLINGTON CAPITAL GROWTH FUND STANDARD CLASS ($130,545,517 / 3,380,215 Shares)	$38.620
NET ASSET VALUE PER SHARE–LVIP WELLINGTON CAPITAL GROWTH FUND SERVICE CLASS ($307,622,032 / 8,096,525 Shares)	$ 37.994

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$276,656,310
Accumulated net investment loss	(38,786)
Accumulated net realized gain on investments.	43,728,910
Net unrealized appreciation of investments	117,821,115

Total net assets	$438,167,549

†	Non-income producing for the period.

«	Includes $1,090,208 payable for securities purchased, $334,676 payable for fund shares redeemed and $312,433 due to manager and affiliates as of June 30, 2016.

LVIP Wellington Capital Growth Fund–4

LVIP Wellington Capital Growth Fund

Statement of Net Assets (continued)

Summary of Abbreviations:

ADR–American Depositary Receipt

IT–Information Technology

See accompanying notes, which are an integral part of the financial statements.

LVIP Wellington Capital Growth Fund–5

LVIP Wellington Capital Growth Fund

Statement of Operations

Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME:
Dividends	$1,946,690

EXPENSES:
Management fees	1,481,408
Distribution fees-Service Class	377,226
Accounting and administration expenses	53,982
Reports and statements to shareholders	38,614
Professional fees	18,826
Trustees’ fees and expenses	5,776
Custodian fees	3,791
Consulting fees	985
Pricing fees	126
Other	4,742

Total operating expenses	1,985,476

NET INVESTMENT LOSS	(38,786)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	8,364,327
Net change in unrealized appreciation (depreciation) of investments	(12,574,778)

NET REALIZED AND UNREALIZED LOSS	(4,210,451)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,249,237)

See accompanying notes, which are an integral part of the financial statements.

LVIP Wellington Capital Growth Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/16 (unaudited)	Year Ended 12/31/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(38,786)	$(87,411)
Net realized gain	8,364,327	36,011,390
Net change in unrealized appreciation (depreciation)	(12,574,778)	4,631,795

Net increase (decrease) in net assets resulting from operations	(4,249,237)	40,555,774

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain:
Standard Class	—	(19,621,459)
Service Class	—	(46,446,517)

	—	(66,067,976)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	4,361,177	7,252,098
Service Class	16,396,997	33,779,244
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	19,621,459
Service Class	—	46,446,517

	20,758,174	107,099,318

Cost of shares redeemed:
Standard Class	(8,707,125)	(17,688,856)
Service Class	(23,914,550)	(63,759,235)

	(32,621,675)	(81,448,091)

Increase (decrease) in net assets derived from capital share transactions	(11,863,501)	25,651,227

NET INCREASE (DECREASE) IN NET ASSETS	(16,112,738)	139,025
NET ASSETS:
Beginning of period	454,280,287	454,141,262

End of period	$438,167,549	$454,280,287

Accumulated net investment loss	$(38,786)	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP Wellington Capital Growth Fund–6

LVIP Wellington Capital Growth Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Wellington Capital Growth Fund Standard Class
	Six Months
	Ended
	6/30/16[1]			Year Ended
	(unaudited)	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$38.974	$41.894	$37.738	$27.748	$23.305	$25.613

Income (loss) from investment operations:
Net investment income[2]	0.029	0.066	0.083	0.049	0.042	0.019
Net realized and unrealized gain (loss)	(0.383)	3.557	4.211	9.941	4.401	(2.327)

Total from investment operations	(0.354)	3.623	4.294	9.990	4.443	(2.308)

Less dividends and distributions from:
Net investment income	—	—	(0.073)	—	—	—
Net realized gain	—	(6.543)	(0.065)	—	—	—

Total dividends and distributions	—	(6.543)	(0.138)	—	—	—

Net asset value, end of period	$38.620	$38.974	$41.894	$37.738	$27.748	$23.305

Total return[3]	(0.91% )	9.42%	11.37%	36.00%	19.06%	(9.01% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$130,546	$136,262	$134,373	$130,399	$104,645	$96,924
Ratio of expenses to average net assets	0.75%	0.74%	0.74%	0.76%	0.78%	0.79%
Ratio of net investment income to average net assets	0.16%	0.16%	0.21%	0.15%	0.16%	0.08%
Portfolio turnover	13%	33%	45%	47%	64%	37%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Wellington Capital Growth Fund–7

LVIP Wellington Capital Growth Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Wellington Capital Growth Fund Service Class
	Six Months Ended 6/30/16[1] (unaudited)	12/31/15	12/31/14	Year Ended 12/31/13		12/31/12		12/31/11

Net asset value, beginning of period	$38.390	$41.459	$37.377	$27.551		$23.197		$25.559

Income (loss) from investment operations:
Net investment loss[2]	(0.017)	(0.040)	(0.015)	(0.032)		(0.025)		(0.044)
Net realized and unrealized gain (loss)	(0.379)	3.514	4.162	9.858		4.379		(2.318)

Total from investment operations	(0.396)	3.474	4.147	9.826		4.354		(2.362)

Less dividends and distributions from:
Net realized gain	—	(6.543)	(0.065)	—		—		—

Total dividends and distributions	—	(6.543)	(0.065)	—		—		—

Net asset value, end of period	$37.994	$38.390	$41.459	$37.377		$27.551		$23.197

Total return[3]	(1.03% )	9.15%	11.09%	35.66%		18.77%		(9.24% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$307,622	$318,018	$319,768	$326,361		$274,248		$200,602
Ratio of expenses to average net assets	1.00%	0.99%	0.99%	1.01%		1.03%		1.04%
Ratio of net investment loss to average net assets	(0.09% )	(0.09% )	(0.04% )	(0.10%	)	(0.09%	)	(0.17% )
Portfolio turnover	13%	33%	45%	47%		64%		37%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Wellington Capital Growth Fund–8

LVIP Wellington Capital Growth Fund

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Wellington Capital Growth Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek capital growth. Realization of income is not a significant investment consideration and any income realized will be incidental.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2016 and for all open tax years (years ended December 31, 2012–December 31, 2015), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2016, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate. Taxable non-cash dividends are recorded as dividend income. Withholding taxes on foreign dividends are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP Wellington Capital Growth Fund–9

LVIP Wellington Capital Growth Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Commission rebates are included in “Net realized gain on investments” on the Statement of Operations and totaled $1,220 for the six months ended June 30, 2016. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2016.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $100 million of the average daily net assets of the Fund; 0.70% of the next $150 million; 0.65% of the next $750 million; and 0.60% of the average daily net assets of the Fund in excess of $1 billion.

Wellington Management Company LLP (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2016, costs for these administrative and legal services were as follows:

Administrative	$11,382
Legal	3,132

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $34,137 for the six months ended June 30, 2016.

The Fund offers Standard Class and Service Class shares. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual distribution and/or service fee (“12b-1 Fee”) at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the 12-b1 Fee is limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2016, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$248,634
Distribution fees payable to LFD	63,276
Printing and mailing fees payable to Lincoln Life	523

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$58,442,029
Sales	73,500,238

LVIP Wellington Capital Growth Fund–10

LVIP Wellington Capital Growth Fund

Notes to Financial Statements (continued)

3. Investments (continued)

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$321,342,651

Aggregate unrealized appreciation	$125,317,209
Aggregate unrealized depreciation	(7,496,094)

Net unrealized appreciation	$117,821,115

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

Level 1
Common Stock.	$433,941,256
Money Market Fund	5,222,510

Total	$439,163,766

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Wellington Capital Growth Fund–11

LVIP Wellington Capital Growth Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/16	Year Ended 12/31/15
Shares sold:
Standard Class	116,690	175,596
Service Class	456,006	807,725
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	528,396
Service Class	—	1,268,961

	572,696	2,780,678

Shares redeemed:
Standard Class	(232,741)	(415,182)
Service Class	(643,452)	(1,505,524)

	(876,193)	(1,920,706)

Net increase (decrease)	(303,497)	859,972

5. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

6. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Wellington Capital Growth Fund–12

LVIP Wellington Mid-Cap Value Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2016

LVIP Wellington Mid-Cap Value Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Wellington Mid-Cap Value Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2016 to June 30, 2016

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled, “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*
Actual
Standard Class Shares	$1,000.00	$1,011.80	0.96%	$4.80
Service Class Shares	1,000.00	1,010.50	1.21%	6.05
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.09	0.96%	$4.82
Service Class Shares	1,000.00	1,018.85	1.21%	6.07

* “Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Wellington Mid-Cap Value Fund–1

LVIP Wellington Mid-Cap Value Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2016

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	97.96%
Aerospace & Defense	1.50%
Auto Components	0.93%
Banks	7.29%
Building Products	1.40%
Capital Markets	0.83%
Chemicals	4.72%
Communications Equipment	1.27%
Containers & Packaging	1.83%
Diversified Financial Services	2.19%
Electric Utilities	4.24%
Electrical Equipment	3.88%
Electronic Equipment, Instruments & Components	2.41%
Energy Equipment & Services	0.17%
Food Products	3.13%
Gas Utilities	2.72%
Health Care Providers & Services	2.47%
Hotels, Restaurants & Leisure	1.98%
Household Durables	3.71%
Insurance	8.44%
IT Services	1.31%
Leisure Products	0.15%
Media	1.89%
Oil, Gas & Consumable Fuels	8.62%
Paper & Forest Products	2.01%
Pharmaceuticals	0.64%
Real Estate Investment Trusts	9.80%
Road & Rail	4.74%
Semiconductors & Semiconductor Equipment	5.65%
Software	2.54%
Specialty Retail	1.06%
Textiles, Apparel & Luxury Goods	1.14%
Thrifts & Mortgage Finance	1.60%
Trading Companies & Distributors	0.79%
Wireless Telecommunication Services	0.91%
Money Market Fund	2.00%
Total Value of Securities	99.96%
Receivables and Other Assets Net of Liabilities	0.04%
Total Net Assets	100.00%

Holdings are for informational purpose only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Diamondback Energy	3.15%
UGI	2.72%
Reinsurance Group of America	2.66%
Arrow Electronics	2.41%
Newfield Exploration	2.39%
Comerica	2.17%
Zions Bancorporation	2.01%
Silicon Motion Technology ADR	1.88%
Louisiana-Pacific	1.85%
Ingredion	1.84%
Total	23.08%

IT–Information Technology

LVIP Wellington Mid-Cap Value Fund–2

LVIP Wellington Mid-Cap Value Fund

Statement of Net Assets

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.96%
Aerospace & Defense–1.50%
†Moog Class A	43,969	$2,370,808

		2,370,808

Auto Components–0.93%
Goodyear Tire & Rubber	57,419	1,473,372

		1,473,372

Banks–7.29%
BankUnited	72,362	2,222,961
CIT Group	5,923	189,003
Comerica	83,703	3,442,704
IBERIABANK	19,627	1,172,321
South State	19,798	1,347,254
Zions Bancorporation	126,593	3,181,282

		11,555,525

Building Products–1.40%
Sanwa Holdings	243,435	2,212,833

		2,212,833

Capital Markets–0.83%
Raymond James Financial	26,399	1,301,471
†*@=Solar Cayman Escrow	26,800	6,700

		1,308,171

Chemicals–4.72%
Cabot	47,065	2,148,988
Celanese Class A	32,633	2,135,830
CF Industries Holdings	37,355	900,255
Methanex	78,749	2,291,596

		7,476,669

Communications Equipment–1.27%
†ARRIS International	5,428	113,771
Harris	22,809	1,903,183

		2,016,954

Containers & Packaging–1.83%
Bemis	41,360	2,129,626
†Crown Holdings	15,296	775,048

		2,904,674

Diversified Financial Services–2.19%
†Markit	62,879	2,049,855
MSCI	18,488	1,425,795

		3,475,650

Electric Utilities–4.24%
Alliant Energy	71,564	2,841,091
Great Plains Energy	58,107	1,766,453
Portland General Electric	18,274	806,249
Westar Energy	23,309	1,307,402

		6,721,195

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment–3.88%
†Generac Holdings	57,025	$1,993,594
Hubbell	27,091	2,857,288
†Sensata Technologies Holding	37,356	1,303,351

		6,154,233

Electronic Equipment, Instruments & Components–2.41%
†Arrow Electronics	61,739	3,821,644

		3,821,644

Energy Equipment & Services–0.17%
†Trican Well Service	136,844	261,624

		261,624

Food Products–3.13%
Ingredion	22,572	2,921,042
†Post Holdings	24,628	2,036,489

		4,957,531

Gas Utilities–2.72%
UGI	95,259	4,310,470

		4,310,470

Health Care Providers & Services–2.47%
†Acadia Healthcare	13,620	754,548
†Brookdale Senior Living	46,843	723,256
†Envision Healthcare Holdings	95,946	2,434,150

		3,911,954

Hotels, Restaurants & Leisure–1.98%
Bloomin’ Brands	58,811	1,050,953
†Norwegian Cruise Line Holdings	52,232	2,080,923

		3,131,876

Household Durables–3.71%
DR Horton	42,042	1,323,482
Lennar	56,919	2,623,966
PulteGroup	74,343	1,448,945
†Toll Brothers	17,901	481,716

		5,878,109

Insurance–8.44%
Argo Group International Holdings	25,240	1,309,977
CNO Financial Group	68,940	1,203,692
Hanover Insurance Group	16,900	1,430,078
Reinsurance Group of America	43,411	4,210,433
Unum Group	73,860	2,348,009
XL Group	86,310	2,874,986

		13,377,175

IT Services–1.31%
Booz Allen Hamilton Holding	69,768	2,067,924

		2,067,924

LVIP Wellington Mid-Cap Value Fund–3

LVIP Wellington Mid-Cap Value Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Leisure Products–0.15%
†Performance Sports Group	78,364	$235,092

		235,092

Media–1.89%
Interpublic Group	53,235	1,229,729
John Wiley & Sons Class A	11,824	616,976
Quebecor Class B	39,805	1,140,587

		2,987,292

Oil, Gas & Consumable Fuels–8.62%
†Cobalt International Energy	148,853	199,463
†Diamondback Energy	54,654	4,984,991
Energen	38,402	1,851,360
HollyFrontier	12,812	304,541
†Newfield Exploration	85,558	3,779,952
QEP Resources	144,052	2,539,637

		13,659,944

Paper & Forest Products–2.01%
KapStone Paper and Packaging	19,414	252,576
†Louisiana-Pacific	168,671	2,926,442

		3,179,018

Pharmaceuticals–0.64%
Almirall	15,418	231,812
†Endo International	49,885	777,707

		1,009,519

Real Estate Investment Trusts–9.80%
American Assets Trust	29,679	1,259,577
Blackstone Mortgage Trust	29,862	826,282
Equity LifeStyle Properties	32,181	2,576,089
Extra Space Storage	13,771	1,274,368
Forest City Realty Trust	60,937	1,359,504
LaSalle Hotel Properties	61,408	1,448,001
PS Business Parks	24,604	2,609,992
Sovran Self Storage	15,965	1,675,048
STORE Capital	84,853	2,498,921

		15,527,782

Road & Rail–4.74%
†Genesee & Wyoming	37,858	2,231,729
†Herc Holdings	209,515	2,319,331
Knight Transportation	59,828	1,590,228
Ryder System	22,316	1,364,400

		7,505,688

Semiconductors & Semiconductor Equipment–5.65%
†Microsemi	88,649	2,897,049
†Qorvo	48,520	2,681,215
Silicon Motion Technology ADR	62,442	2,984,728
†Synaptics	7,090	381,087

		8,944,079

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software–2.54%
SS&C Technologies Holdings	59,337	$1,666,183
†Verint Systems	71,407	2,365,714

		4,031,897

Specialty Retail–1.06%
DSW Class A	79,131	1,675,995

		1,675,995

Textiles, Apparel & Luxury Goods–1.14%
†Global Brands Group Holding	16,693,065	1,468,633
Samsonite International	122,350	338,770

		1,807,403

Thrifts & Mortgage Finance–1.60%
EverBank Financial	77,370	1,149,718
Provident Financial Services	70,834	1,391,180

		2,540,898

Trading Companies & Distributors–0.79%
†WESCO International	24,434	1,258,107

		1,258,107

Wireless Telecommunication Services–0.91%
Millicom International Cellular SDR	23,441	1,437,856

		1,437,856

Total Common Stock (Cost $132,714,788)		155,188,961

MONEY MARKET FUND–2.00%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	3,164,813	3,164,813

Total Money Market Fund (Cost $3,164,813)		3,164,813

LVIP Wellington Mid-Cap Value Fund–4

LVIP Wellington Mid-Cap Value Fund

Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–99.96% (Cost $135,879,601)	$158,353,774
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.04%	67,213

NET ASSETS APPLICABLE TO 6,985,382 SHARES OUTSTANDING–100.00%	$158,420,987

NET ASSET VALUE PER SHARE–LVIP WELLINGTON MID-CAP VALUE FUND STANDARD CLASS ($76,410,100 / 3,362,344 Shares)	$22.725
NET ASSET VALUE PER SHARE–LVIP WELLINGTON MID-CAP VALUE FUND SERVICE CLASS ($82,010,887 / 3,623,038 Shares)	$22.636

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$134,824,171
Undistributed net investment income	369,194
Accumulated net realized gain on investments.	753,416
Net unrealized appreciation of investments and derivatives	22,474,206

Total net assets	$158,420,987

†	Non-income producing for the period.

*	Common Stock Unit.

«	Includes $970,435 payable for securities purchased, $129,144 due to manager and affiliates, and $140,463 payable for fund shares redeemed as of June 30, 2016.

@	Illiquid security. At June 30, 2016, the aggregate value of illiquid securities was $6,700, which represents 0.00% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2016, the aggregate value of fair valued securities was $6,700, which represents 0.00% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

The following foreign currency exchange contracts were outstanding at June 30, 2016:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
NAB	CAD	3,351	USD	(2,590)	7/6/16	$4

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

ADR–American Depositary Receipt

CAD–Canadian Dollar

NAB–National Austrialian Bank

IT–Information Technology

SDR–Special Depositary Receipt

USD–U.S. Dollar

See accompanying notes, which are an integral part of the financial statements.

LVIP Wellington Mid-Cap Value Fund–5

LVIP Wellington Mid-Cap Value Fund

Statement of Operations

Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME:
Dividends	$1,190,550
Foreign tax withheld	(19,865)

1,170,685

EXPENSES:
Management fees	632,450
Distribution fees-Service Class	97,784
Custodian fees	18,767
Accounting and administration expenses	18,150
Professional fees	18,073
Reports and statements to shareholders	12,763
Trustees’ fees and expenses	1,868
Pricing fees	1,065
Consulting fees	858
Other	566

802,344
Less management fees waived	(6,215)

Total operating expenses	796,129

NET INVESTMENT INCOME	374,556

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	2,599,383
Foreign currencies	7,801
Foreign currency exchange contracts	(935)

Net realized gain	2,606,249

Net change in unrealized appreciation (depreciation) of:
Investments	(170,314)
Foreign currencies	296
Foreign currency exchange contracts	437

Net change in unrealized appreciation (depreciation)	(169,581)

NET REALIZED AND UNREALIZED GAIN	2,436,668

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.	$2,811,224

See accompanying notes, which are an integral part of the financial statements.

LVIP Wellington Mid-Cap Value Fund

Statements of Changes in Net Assets

	Six Months
	Ended
	6/30/16	Year Ended
	(unaudited)	12/31/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$374,556	$164,547
Net realized gain	2,606,249	7,896,794
Net change in unrealized appreciation (depreciation)	(169,581)	(11,368,187)

Net increase (decrease) in net assets resulting from operations	2,811,224	(3,306,846)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(358,241)
Service Class	—	(147,891)

	—	(506,132)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	25,377,704	28,199,510
Service Class	9,292,075	16,401,151
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	358,241
Service Class	—	147,891

	34,669,779	45,106,793

Cost of shares redeemed:
Standard Class	(9,346,098)	(7,591,893)
Service Class	(8,164,595)	(77,641,417)

	(17,510,693)	(85,233,310)

Increase (decrease) in net assets derived from capital share transactions	17,159,086	(40,126,517)

NET INCREASE (DECREASE) IN NET ASSETS	19,970,310	(43,939,495)
NET ASSETS:
Beginning of period	138,450,677	182,390,172

End of period	$158,420,987	$138,450,677

Undistributed (distributions in excess of) net investment income	$369,194	$(5,362)

See accompanying notes, which are an integral part of the financial statements.

LVIP Wellington Mid-Cap Value Fund–6

LVIP Wellington Mid-Cap Value Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Wellington Mid-Cap Value Fund Standard Class
	Six Months
	Ended
	6/30/16[1]	Year Ended
	(unaudited)	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$22.460	$22.964	$21.273	$15.896	$12.855	$14.176

Income (loss) from investment operations:
Net investment income[2]	0.070	0.068	0.085	0.062	0.114	0.049
Net realized and unrealized gain (loss)	0.195	(0.418)	1.677	5.357	2.984	(1.370)

Total from investment operations	0.265	(0.350)	1.762	5.419	3.098	(1.321)

Less dividends and distributions from:
Net investment income	—	(0.154)	(0.071)	(0.042)	(0.057)	—

Total dividends and distributions	—	(0.154)	(0.071)	(0.042)	(0.057)	—

Net asset value, end of period	$22.725	$22.460	$22.964	$21.273	$15.896	$12.855

Total return[3]	1.18%	(1.52% )	8.29%	34.15%	24.12%	(9.32% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$76,410	$58,589	$39,097	$35,212	$50,386	$42,579
Ratio of expenses to average net assets	0.96%	0.96%	0.94%	1.00%	1.04%	1.04%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.97%	0.97%	0.95%	1.01%	1.05%	1.07%
Ratio of net investment income to average net assets	0.65%	0.29%	0.38%	0.34%	0.77%	0.35%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.64%	0.28%	0.37%	0.33%	0.76%	0.32%
Portfolio turnover	30%	45%	40%	56%	56%	56%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Wellington Mid-Cap Value Fund–7

LVIP Wellington Mid-Cap Value Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Wellington Mid-Cap Value Fund Service Class
	Six Months Ended 6/30/16[1] (unaudited)	12/31/15	12/31/14	Year Ended 12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$22.400	$22.843	$21.171	$15.860	$12.827	$14.180

Income (loss) from investment operations:
Net investment income[2]	0.043	0.009	0.029	0.017	0.077	0.014
Net realized and unrealized gain (loss)	0.193	(0.412)	1.668	5.336	2.976	(1.367)

Total from investment operations	0.236	(0.403)	1.697	5.353	3.053	(1.353)

Less dividends and distributions from:
Net investment income	—	(0.040)	(0.025)	(0.042)	(0.020)	—

Total dividends and distributions	—	(0.040)	(0.025)	(0.042)	(0.020)	—

Net asset value, end of period.	$22.636	$22.400	$22.843	$21.171	$15.860	$12.827

Total return[3]	1.05%	(1.76% )	8.02%	33.82%	23.81%	(9.55% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$82,011	$79,862	$143,293	$77,486	$62,511	$47,884
Ratio of expenses to average net assets	1.21%	1.21%	1.19%	1.25%	1.29%	1.29%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.22%	1.22%	1.20%	1.26%	1.30%	1.32%
Ratio of net investment income to average net assets	0.40%	0.04%	0.13%	0.09%	0.52%	0.10%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.39%	0.03%	0.12%	0.08%	0.51%	0.07%
Portfolio turnover	30%	45%	40%	56%	56%	56%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Wellington Mid-Cap Value Fund–8

LVIP Wellington Mid-Cap Value Fund

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Wellington Mid-Cap Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek long-term capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2016 and for all open tax years (years ended December 31, 2012–December 31, 2015), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2016, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not separate the portion of realized gains and losses on investments resulting from changes in foreign exchange rates from that which is due to changes in market prices. Both types of changes in gain/loss are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP Wellington Mid-Cap Value Fund–9

LVIP Wellington Mid-Cap Value Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Taxable non-cash dividends are recorded as dividend income. Withholding taxes on foreign dividends are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Commission rebates are included in “Net realized gain (loss) on investments” on the Statement of Operations and totaled $1,049 for the six months ended June 30, 2016. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2016.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 1.05% on the first $25 million of the average daily net assets of the Fund; 0.95% on the next $25 million; 0.85% on the next $50 million; 0.75% on the next $150 million; and 0.70% on average daily net assets in excess of $250 million.

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of the first $25 million of the Fund’s average daily net assets. This agreement will continue at least through April 30, 2017, and cannot be terminated before that date without the mutual agreement of the Trust’s Board and LIAC.

Wellington Management Company LLP (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2016, costs for these administrative and legal services were as follows:

Administrative	$3,745
Legal	1,028

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $8,723 for the six months ended June 30, 2016.

The Fund offers Standard Class and Service Class shares. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual distribution and/or service fee (“12b-1 Fee”) at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the 12b-1 Fee is limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2016, the Fund had liabilities payable and prepaid expenses to affiliates as follows:

Management fees payable to LIAC	$111,635
Distribution fees payable to LFD	16,922

LVIP Wellington Mid-Cap Value Fund–10

LVIP Wellington Mid-Cap Value Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Prepaid printing and mailing fees to Lincoln Life	587

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$58,957,117
Sales	43,788,503

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$135,879,601

Aggregate unrealized appreciation	$30,212,074
Aggregate unrealized depreciation	(7,737,901)

Net unrealized appreciation	$22,474,173

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Wellington Mid-Cap Value Fund–11

LVIP Wellington Mid-Cap Value Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stock
Aerospace & Defense	$2,370,808	$—	$—	$2,370,808
Auto Components	1,473,372	—	—	1,473,372
Banks	11,555,525	—	—	11,555,525
Building Products	—	2,212,833	—	2,212,833
Capital Markets	1,301,471	—	6,700	1,308,171
Chemicals	7,476,669	—	—	7,476,669
Communications Equipment	2,016,954	—	—	2,016,954
Containers & Packaging	2,904,674	—	—	2,904,674
Diversified Financial Services	3,475,650	—	—	3,475,650
Electric Utilities	6,721,195	—	—	6,721,195
Electrical Equipment	6,154,233	—	—	6,154,233
Electronic Equipment, Instruments & Components	3,821,644	—	—	3,821,644
Energy Equipment & Services	261,624	—	—	261,624
Food Products	4,957,531	—	—	4,957,531
Gas Utilities	4,310,470	—	—	4,310,470
Health Care Providers & Services	3,911,954	—	—	3,911,954
Hotels, Restaurants & Leisure	3,131,876	—	—	3,131,876
Household Durables	5,878,109	—	—	5,878,109
Insurance	13,377,175	—	—	13,377,175
IT Services	2,067,924	—	—	2,067,924
Leisure Products	235,092	—	—	235,092
Media	2,987,292	—	—	2,987,292
Oil, Gas & Consumable Fuels	13,659,944	—	—	13,659,944
Paper & Forest Products	3,179,018	—	—	3,179,018
Pharmaceuticals	777,707	231,812	—	1,009,519
Real Estate Investment Trusts	15,527,782	—	—	15,527,782
Road & Rail	7,505,688	—	—	7,505,688
Semiconductors & Semiconductor Equipment	8,944,079	—	—	8,944,079
Software	4,031,897	—	—	4,031,897
Specialty Retail	1,675,995	—	—	1,675,995
Textiles, Apparel & Luxury Goods	—	1,807,403	—	1,807,403
Thrifts & Mortgage Finance	2,540,898	—	—	2,540,898
Trading Companies & Distributors	1,258,107	—	—	1,258,107
Wireless Telecommunication Services	—	1,437,856	—	1,437,856
Money Market Fund	3,164,813	—	—	3,164,813

Total	$152,657,170	$5,689,904	$6,700	$158,353,774

Foreign Currency Exchange Contracts	$—	$4	$—	$4

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Wellington Mid-Cap Value Fund–12

LVIP Wellington Mid-Cap Value Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/16	12/31/15
Shares sold:
Standard Class	1,168,200	1,210,705
Service Class	432,111	701,812
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	16,082
Service Class	—	6,731

	1,600,311	1,935,330

Shares redeemed:
Standard Class	(414,432)	(320,744)
Service Class	(374,426)	(3,416,141)

	(788,858)	(3,736,885)

Net increase (decrease)	811,453	(1,801,555)

5. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it owns that are denominated in foreign currencies. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. This Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty.

Fair values of derivative instruments as of June 30, 2016 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Currency contracts (Foreign currency exchange contracts)	Receivables and other assets net of liabilities	$4	Receivables and other assets net of liabilities	$—

LVIP Wellington Mid-Cap Value Fund–13

LVIP Wellington Mid-Cap Value Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 was as follows:

Unrealized
Appreciation
		Realized Gain	(Depreciation) on
		(Loss) on Derivatives	Derivatives
	Location of Gain (Loss) on Derivatives	Recognized in	Recognized in
	Recognized in Income	Income	Income
Currency contracts (Foreign currency exchange contracts)	Net realized loss from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(935)	$437

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2016. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2016.

	Asset Derivative Volume	Liability Derivative Volume
Foreign currency exchange contracts (average cost)	$19,299	$91,497

6. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund invests a significant portion of its assets in mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2016. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be illiquid, are not subject to the Fund’s limit on investments in illiquid securities. As of June 30, 2016, there were no Rule 144A securities. Illiquid securities are identified on the Statement of Net Assets.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Wellington Mid-Cap Value Fund–14

LVIP VIP Mid Cap Managed Volatility Portfolio a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2016

LVIP VIP Mid Cap Managed Volatility Portfolio

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP VIP Mid Cap Managed Volatility Portfolio

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2016 to June 30, 2016

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers and reimbursements in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*
Actual
Standard Class Shares	$1,000.00	$ 989.40	0.13%	$0.64
Service Class Shares	1,000.00	987.70	0.48%	2.37
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,024.22	0.13%	$0.65
Service Class Shares	1,000.00	1,022.48	0.48%	2.41

* “Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies (Underlying Funds). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP VIP Mid Cap Managed Volatility Portfolio–1

LVIP VIP Mid Cap Managed Volatility Portfolio

Security Type/Sector Allocation (unaudited)

As of June 30, 2016

Security Type/Sector	Percentage of Net Assets
Investment Companies	99.65%
Equity Fund	93.91%
Money Market Fund	5.74%
Total Value of Securities	99.65%

Receivables and Other Assets Net of Liabilities	0.35%

Total Net Assets	100.00%

LVIP VIP Mid Cap Managed Volatility Portfolio–2

LVIP VIP Mid Cap Managed Volatility Portfolio

Statement of Net Assets

June 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.65%
Equity Fund–93.91%
XFidelity® Variable Life Insurance Products–Fidelity VIP Mid Cap Portfolio	2,450,772	$75,434,757

		75,434,757

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Money Market Fund–5.74%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.24%)	4,614,643	$4,614,643

		4,614,643

Total Investment Companies (Cost $86,095,176)		80,049,400

TOTAL VALUE OF SECURITIES–99.65% (Cost $86,095,176)	80,049,400
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.35%	280,363

NET ASSETS APPLICABLE TO 8,333,633 SHARES OUTSTANDING–100.00%.	$80,329,763

NET ASSET VALUE PER SHARE–LVIP VIP MID CAP MANAGED VOLATILITY PORTFOLIO STANDARD CLASS ($957,795 / 99,216 Shares)	$9.654

NET ASSET VALUE PER SHARE–LVIP VIP MID CAP MANAGED VOLATILITY PORTFOLIO SERVICE CLASS ($79,371,968 / 8,234,417 Shares)	$9.639

COMPONENTS OF NET ASSETS AT JUNE 30, 2016:
Shares of beneficial interest (unlimited authorization–no par)	$85,357,826
Accumulated net investment loss	(174,395)
Accumulated net realized gain on investments.	1,869,559
Net unrealized depreciation of investments and derivatives.	(6,723,227)

TOTAL NET ASSETS	$80,329,763

«

Includes $1,117,828 cash collateral held at broker for futures contracts, $64,135 foreign currencies collateral due to broker for futures contracts, $28,636 due to manager and affiliates, $10,762 expense reimbursement from Lincoln Investment Advisors Corporation, $61,506 payable for investment companies shares purchased and $24,205 payable for fund shares redeemed as of June 30, 2016.

X	Initial Class.

The following futures contracts were outstanding at June 30, 2016:1

Futures Contracts

					Unrealized
		Notional	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		Cost (Proceeds)	Value	Date	(Depreciation)
(2)	British Pound Currency	$(168,957)	$(165,600)	9/20/16	$3,357
(41)	E-mini Russell 2000 Index	(4,565,886)	(4,704,340)	9/19/16	(138,454)
(74)	E-mini S&P 500 Index	(7,535,279)	(7,733,740)	9/19/16	(198,461)
(71)	E-mini S&P MidCap 400 Index	(10,267,819)	(10,600,300)	9/19/16	(332,481)
(3)	Euro Currency	(416,926)	(416,531)	9/20/16	395
(17)	Euro STOXX 50 Index	(528,348)	(538,617)	9/19/16	(10,269)
(2)	FTSE 100 Index	(166,304)	(170,999)	9/19/16	(4,695)
(2)	Japanese Yen Currency	(244,095)	(242,675)	9/20/16	1,420
(1)	Nikkei 225 Index (OSE)	(152,514)	(150,777)	9/9/16	1,737

					$(677,451)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

LVIP VIP Mid Cap Managed Volatility Portfolio–3

LVIP VIP Mid Cap Managed Volatility Portfolio

Statement of Net Assets (continued)

OSE–Osaka Securities Exchange

See accompanying notes, which are an integral part of the financial statements.

LVIP VIP Mid Cap Managed Volatility Portfolio–4

LVIP VIP Mid Cap Managed Volatility Portfolio

Statement of Operations

Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME:
Dividends from investment companies	$4,510

EXPENSES:
Management fees	266,784
Distribution fees-Service Class	133,899
Accounting and administration expenses	27,182
Professional fees	23,340
Reports and statements to shareholders	11,831
Consulting fees	1,846
Trustees’ fees and expenses	989
Custodian fees	973
Pricing fees	107
Other	378

467,329
Less management fees waived	(243,380)
Less expenses reimbursed	(40,735)

Total operating expenses	183,214

NET INVESTMENT LOSS	(178,704)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Distributions from investment companies	4,413,568
Sale of investments in investment companies	(1,159,172)
Foreign currencies	(1,255)
Futures contracts	(1,224,212)

Net realized gain	2,028,929

Net change in unrealized appreciation (depreciation) of:
Investments	(1,696,994)
Futures contracts	(603,254)

Net change in unrealized appreciation (depreciation)	(2,300,248)

NET REALIZED AND UNREALIZED LOSS	(271,319)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(450,023)

See accompanying notes, which are an integral part of the financial statements.

LVIP VIP Mid Cap Managed Volatility Portfolio

Statements of Changes in Net Assets

	Six Months
	Ended
	6/31/16	Year Ended
	(unaudited)	12/31/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(178,704)	$139,363
Net realized gain	2,028,929	101,631
Net change in unrealized appreciation (depreciation)	(2,300,248)	(4,697,650)

Net decrease in net assets resulting from operations	(450,023)	(4,456,656)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(4,700)
Service Class	—	(179,941)

	—	(184,641)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	264,812	826,041
Service Class	14,198,851	68,809,028
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	4,700
Service Class	—	179,941

	14,463,663	69,819,710

Cost of shares redeemed:
Standard Class	(55,584)	(617,300)
Service Class	(6,433,485)	(4,323,090)

	(6,489,069)	(4,940,390)

Increase in net assets derived from capital share transactions	7,974,594	64,879,320

NET INCREASE IN NET ASSETS	7,524,571	60,238,023
NET ASSETS:
Beginning of period	72,805,192	12,567,169

End of period	$80,329,763	$72,805,192

Undistributed (accumulated) net investment income (loss)	$(174,395)	$4,309

See accompanying notes, which are an integral part of the financial statements.

LVIP VIP Mid Cap Managed Volatility Portfolio–5

LVIP VIP Mid Cap Managed Volatility Portfolio

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP VIP Mid Cap Managed Volatility Portfolio Standard Class
	Six Months Ended 6/30/161, [2] (unaudited)		Year Ended 12/31/15	5/1/14[3] to 12/31/14

Net asset value, beginning of period	$9.757		$10.274	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.005)		0.068	0.047
Net realized and unrealized gain (loss)	(0.098)		(0.524)	0.334

Total from investment operations	(0.103)		(0.456)	0.381

Less dividends and distributions from:
Net investment income	—		(0.061)	(0.107)

Total dividends and distributions	—		(0.061)	(0.107)

Net asset value, end of period	$9.654		$9.757	$10.274

Total return[5]	(1.06%	)	(4.44% )	3.80%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$958		$757	$597
Ratio of expenses to average net assets[6]	0.13%		0.10%	0.10%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.86%		0.87%	1.81%
Ratio of net investment income (loss) to average net assets	(0.12%	)	0.66%	0.68%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.85%	)	(0.11% )	(1.03% )
Portfolio turnover	7%		4%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. was added as a sub-adviser for the Fund’s volatility management overlay.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP VIP Mid Cap Managed Volatility Portfolio–6

LVIP VIP Mid Cap Managed Volatility Portfolio

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP VIP Mid Cap Managed Volatility Portfolio Service Class
	Six Months Ended 6/30/161, [2] (unaudited)		Year Ended 12/31/15	5/1/14[3] to 12/31/14

Net asset value, beginning of period	$9.759		$10.275	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.022)		0.032	0.023
Net realized and unrealized gain (loss)	(0.098)		(0.524)	0.334

Total from investment operations	(0.120)		(0.492)	0.357

Less dividends and distributions from:
Net investment income	—		(0.024)	(0.082)

Total dividends and distributions	—		(0.024)	(0.082)

Net asset value, end of period	$9.639		$9.759	$10.275

Total return[5]	(1.23%	)	(4.78% )	3.56%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$79,372		$72,048	$11,970
Ratio of expenses to average net assets[6]	0.48%		0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	1.21%		1.22%	2.16%
Ratio of net investment income (loss) to average net assets	(0.47%	)	0.31%	0.33%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(1.20%	)	(0.46% )	(1.38% )
Portfolio turnover	7%		4%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. was added as a sub-adviser for the Fund’s volatility management overlay.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP VIP Mid Cap Managed Volatility Portfolio–7

LVIP VIP Mid Cap Managed Volatility Portfolio

Notes to Financial Statements

June 30, 2016 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is organized as a Delaware statutory trust. The Trust and consists of 93 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP VIP Mid Cap Managed Volatility Portfolio (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the Fidelity® VIP Mid Cap Portfolio (collectively, the “Underlying Funds”). The Fund is advised by Lincoln Investment Advisors Corporation (“LIAC”). The Fidelity® VIP Mid Cap Portfolio, which is advised by an unaffiliated adviser, invests at least 80% of its assets in securities of companies with medium market capitalization. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2016 and for all open tax years (years ended December 31, 2014–December 31, 2015), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2016, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Foreign Currency Transaction–Transactions denominated in foreign currencies are recorded at the prevailing exchange rate on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into the exchange rate of such currencies against the U.S. dollar. Transactions gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not separate the portion of realized gains and losses on investments resulting from changes in foreign exchange rates from that which is due to changes in market prices. Both types of changes in gain (loss) are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities

LVIP VIP Mid Cap Managed Volatility Portfolio–8

LVIP VIP Mid Cap Managed Volatility Portfolio

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2016.

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser(s), and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.69% of the Fund’s average daily net assets. This fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds. LIAC has contractually agreed to waive a portion of its advisory fee. Effective May 1, 2016, the waiver amount is 0.61% of the Fund’s average daily net assets. This agreement will continue through at least April 30, 2017, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC. Prior to May 1, 2016, LIAC had contractually agreed to waive a portion of its advisory fee. The waiver amount was 0.64% of the Fund’s average daily net assets.

LIAC has contractually agreed to reimburse the Fund to the extent that the annual operating expenses (excluding Underlying Fund fees and expenses and merger costs*) exceed 0.10% of average daily net assets for the Standard Class and 0.45% for the Service Class. This agreement will continue through at least April 30, 2017, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Effective May 1, 2016, SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for managing the Fund’s volatility management overlay. Prior to May 1, 2016, LIAC was responsible for day-to-day management of the entirety of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser(s) a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2016, costs for these administrative and legal services were as follows:

Administrative	$2,125
Legal	547

Lincoln Life also performs daily trading operations. The cost of these services is included in “Accounting and administration expenses” on the Statement of Operations. The Fund reimbursed Lincoln Life for the cost of these services, which amounted to $1,949 for the six months ended June 30, 2016.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $8,021 for the six months ended June 30, 2016.

The Fund offers Standard Class and Service Class shares. Pursuant to its distribution and service plan, the Fund is authorized to pay out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual distribution and/or service fee (“12b-1 Fee”) rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, whereby the 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2016, the Fund had receivables due from and liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$10,762
Management fees payable to LIAC	5,370
Distribution fees payable to LFD	23,215
Printing and mailing fees payable to Lincoln Life	51

LVIP VIP Mid Cap Managed Volatility Portfolio–9

LVIP VIP Mid Cap Managed Volatility Portfolio

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

* See Note 8.

3. Investments

For the six months ended June 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$15,871,049
Sales	5,195,909

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$86,095,176

Aggregate unrealized appreciation	$—
Aggregate unrealized depreciation	(6,045,776)

Net unrealized depreciation	$(6,045,776)

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2015, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term
$79,879

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

Level 1
Investment Companies	$80,049,400

Futures Contracts	$(677,451)

There were no Level 3 investments at the beginning or end of the period.

LVIP VIP Mid Cap Managed Volatility Portfolio–10

LVIP VIP Mid Cap Managed Volatility Portfolio

Notes to Financial Statements (continued)

3. Investments (continued)

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/16	Year Ended 12/31/15
Shares sold:
Standard Class	27,345	79,731
Service Class	1,521,486	6,623,163
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	478
Service Class	—	18,305

	1,548,831	6,721,677

Shares redeemed:
Standard Class	(5,754)	(60,746)
Service Class	(669,563)	(423,871)

	(675,317)	(484,617)

Net increase	873,514	6,237,060

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2016 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Currency contracts (Futures contracts)	Receivables and other assets net liabilities	$5,172	Receivables and other assets net liabilities	$ —
Equity contracts (Futures contracts)	Receivables and other assets net liabilities	1,737	Receivables and other assets net liabilities	(684,360)
Total		$6,909		$(684,360)

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LVIP VIP Mid Cap Managed Volatility Portfolio

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Futures contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(24,026)	$1,746
Equity contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(1,200,186)	(605,000)

Total		$(1,224,212)	$(603,254)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2016. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2016.

	Asset Derivative	Liability Derivative
	Volume	Volume
Futures contracts (average notional value)	$1,442,334	$10,368,248

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Market Risk

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

8. Subsequent Events

In March 2016, the Board approved a proposal, subject to shareholder approval, to merge the Fund with and into LVIP Blended Mid Cap Managed Volatility Fund (the “Acquiring Fund”). The merger is not expected to be a taxable event for contract holders. More information about the Acquiring Fund and the definitive terms of the merger will be included in the proxy materials that will be mailed to contract holders.

Management has determined that no additional material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

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LVIP VIP Mid Cap Managed Volatility Portfolio

Other Fund Information (unaudited)

Approval of Subadvisory Agreement

On January 6, 2016, the Board of Trustees of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things the approval of the sub-advisory agreement with SSGA Funds Management, Inc. (“SSGA FM”) (the “Sub-Advisory Agreement”) for the Fund. The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC, The Lincoln National Life Insurance Company (“Lincoln Life”) and SSGA FM prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to approval of investment sub-advisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LIAC, Lincoln Life and SSGA FM provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including in-person presentations by representatives of SSGA FM, information about proposed sub-advisory fees and compliance and regulatory matters. The Board noted that SSGA FM provided sub-advisory services to other funds in the Trust. After reviewing the information received, the Independent Trustees requested supplemental information, and LIAC and SSGA FM provided materials in response. The Board determined that, given the totality of the information provided with respect to the Sub-Advisory Agreement, the Board had received sufficient information to approve the Sub-Advisory Agreement. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and employees of Lincoln Life, LIAC and SSGA FM to consider the approval of the Sub-Advisory Agreement.

Based upon its review, the Board concluded that it was in the best interests of the Fund that the Sub-Advisory Agreement be approved for the Fund. In considering the approval of the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Nature, Extent and Quality of Services. In considering the approval of the Sub-Advisory Agreement between LIAC and SSGA FM with respect to the Funds, the Board considered the nature, extent and quality of services to be provided by SSGA FM under the Sub-Advisory Agreement. The Board considered that SSGA FM provided sub-advisory services to other funds in the Trust and that the Board had reviewed extensive information provided by SSGA FM in connection with the annual contract renewal process most recently concluded in September 2015. The Board noted that State Street Global Advisors (“SSGA”), an affiliate of SSGA FM, has served as a consultant to LIAC with respect to the managed volatility overlay for the Fund and that LIAC proposed to delegate the responsibility of managing the Fund’s managed volatility overlay to SSGA FM as sub-adviser. The Board considered the criteria provided by LIAC in recommending SSGA FM be appointed a sub-adviser for the Fund’s managed volatility overlay, including historical modeling and noted that the Board was familiar with the managed volatility overlay services provided by SSGA as a consultant to LIAC with respect to the Fund. The Board reviewed the services to be provided by SSGA FM, the backgrounds of the investment professionals proposed to service the Fund, SSGA’s consulting work for LIAC with respect to the managed volatility overlay for the Fund and the reputation, resources and investment approach of SSGA FM. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board concluded that the services to be provided by SSGA FM were expected to be satisfactory.

Performance. With respect to performance, the Board considered that SSGA has served as a risk management consultant to LIAC with respect to the managed volatility overlay for the Fund and that the Board received quarterly performance information from LIAC and also from Morningstar, Inc. as part of the annual contract renewal process. The Board concluded that the services to be provided by SSGA FM were expected to be acceptable.

Sub-Advisory Fee and Economies of Scale. The Board reviewed the proposed sub-advisory fee schedule and noted SSGA FM’s statement that it does not sub-advise any portfolios with similar investment objectives. The Board considered that the sub-advisory fee schedule was negotiated between LIAC and SSGA FM, an unaffiliated third party and that LIAC would compensate SSGA FM from its fees. The Board concluded that the proposed sub-advisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered that the sub-advisory fee schedule was negotiated between LIAC and SSGA FM, an unaffiliated third party, and that LIAC would compensate SSGA FM from its fees. The Board reviewed materials provided by SSGA FM as to any additional benefits it receives and noted that SSGA FM indicated that it indirectly benefits from association with the Fund in the marketplace.

Overall Conclusions

Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Sub-Advisory Agreement are fair and reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the Fund.

LVIP VIP Mid Cap Managed Volatility Portfolio–13

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Lincoln Variable Insurance Products Trust

By (Signature and Title)*	/s/ Jayson Bronchetti
Jayson Bronchetti, President
(principal executive officer)

Date	8/1/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jayson Bronchetti
Jayson Bronchetti, President
(principal executive officer)

Date	8/1/16

By (Signature and Title)*	/s/ William P. Flory, Jr.
William P. Flory, Jr., Chief Accounting Officer
(principal financial officer)

Date	8/16/16

* Print the name and title of each signing officer under his or her signature.